UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy Shares/Ticker: JACXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JACXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Academy Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Agency Shares/Ticker: VPIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VPIXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Capital Shares/Ticker: CJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Capital Shares)	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

CJTXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Empower Shares/Ticker: EJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Empower Shares)	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

EJTXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Empower Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan 100% U.S. Treasury Securities Money Market Fund

IM Shares/Ticker: JSMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (IM Shares)	$6	0.11%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSMXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - IM Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Institutional Class Shares/Ticker: JTSXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JTSXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan 100% U.S. Treasury Securities Money Market Fund

Morgan Shares/Ticker: HTSXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

HTSXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Premier Shares/Ticker: VHPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Premier Shares)	$21	0.41%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VHPXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Reserve Shares/Ticker: RJTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan 100% U.S. Treasury Securities Money Market Fund (Reserve Shares)	$34	0.66%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$258,042,581
Total number of portfolio holdings	68
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	21.5
8–30 calendar days	17.8
31–60 calendar days	36.2
61–90 calendar days	6.2
91–180 calendar days	13.4
181+ calendar days	4.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

RJTXX-825
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Reserve Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan California Municipal Money Market Fund
Agency Shares/Ticker: JOYXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JOYXX-825
JPMorgan California Municipal Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan California Municipal Money Market Fund

Institutional Class Shares/Ticker: JGCXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGCXX-825
JPMorgan California Municipal Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan California Municipal Money Market Fund

Morgan Shares/Ticker: VCAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VCAXX-825
JPMorgan California Municipal Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan California Municipal Money Market Fund

Premier Shares/Ticker: JCRXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Premier Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JCRXX-825
JPMorgan California Municipal Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan California Municipal Money Market Fund
Service Shares/Ticker: JCVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Municipal Money Market Fund (Service Shares)	$53	1.05%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$276,535
Total number of portfolio holdings	86
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	32.3
8–30 calendar days	52.5
31–60 calendar days	9.9
61–90 calendar days	3.1
91–180 calendar days	2.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JCVXX-825
JPMorgan California Municipal Money Market Fund - Service Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan California Tax Free Bond Fund
Class A Shares/Ticker: JCBAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class A Shares)	$27	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$401,338
Total number of portfolio holdings	241
Portfolio turnover rate	34%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JCBAX-825
JPMorgan California Tax Free Bond Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan California Tax Free Bond Fund
Class C Shares/Ticker: JCBCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class C Shares)	$52	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$401,338
Total number of portfolio holdings	241
Portfolio turnover rate	34%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JCBCX-825
JPMorgan California Tax Free Bond Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan California Tax Free Bond Fund

Class I Shares/Ticker: JPICX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$401,338
Total number of portfolio holdings	241
Portfolio turnover rate	34%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPICX-825
JPMorgan California Tax Free Bond Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan California Tax Free Bond Fund

Class R6 Shares/Ticker: JCBSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan California Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan California Tax Free Bond Fund (Class R6 Shares)	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$401,338
Total number of portfolio holdings	241
Portfolio turnover rate	34%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JCBSX-825
JPMorgan California Tax Free Bond Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Corporate Bond Fund

Class A Shares/Ticker: CBRAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$362,878
Total number of portfolio holdings	738
Portfolio turnover rate	45%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

CBRAX-825
JPMorgan Corporate Bond Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Corporate Bond Fund

Class C Shares/Ticker: CBRCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class C Shares)	$63	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$362,878
Total number of portfolio holdings	738
Portfolio turnover rate	45%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

CBRCX-825
JPMorgan Corporate Bond Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Corporate Bond Fund

Class I Shares/Ticker: CBFSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$362,878
Total number of portfolio holdings	738
Portfolio turnover rate	45%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

CBFSX-825
JPMorgan Corporate Bond Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Corporate Bond Fund

Class R6 Shares/Ticker: CBFVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Corporate Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Corporate Bond Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$362,878
Total number of portfolio holdings	738
Portfolio turnover rate	45%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

CBFVX-825
JPMorgan Corporate Bond Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Emerging Markets Debt Fund

Class A Shares/Ticker: JEDAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class A Shares)	$54	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEDAX-825
JPMorgan Emerging Markets Debt Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Emerging Markets Debt Fund

Class C Shares/Ticker: JEDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class C Shares)	$80	1.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEDCX-825
JPMorgan Emerging Markets Debt Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Emerging Markets Debt Fund

Class I Shares/Ticker: JEMDX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class I Shares)	$41	0.79%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEMDX-825
JPMorgan Emerging Markets Debt Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Emerging Markets Debt Fund

Class R5 Shares/Ticker: JEMRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R5 Shares)	$39	0.75%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEMRX-825
JPMorgan Emerging Markets Debt Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Emerging Markets Debt Fund

Class R6 Shares/Ticker: JEMVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Emerging Markets Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Emerging Markets Debt Fund (Class R6 Shares)	$33	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$866,327
Total number of portfolio holdings	386
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JEMVX-825
JPMorgan Emerging Markets Debt Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Federal Money Market Fund

Agency Shares/Ticker: VFIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,522,433
Total number of portfolio holdings	76
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	33.9
8–30 calendar days	11.2
31–60 calendar days	24.7
61–90 calendar days	7.5
91–180 calendar days	19.4
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VFIXX-825
JPMorgan Federal Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Federal Money Market Fund

Institutional Class Shares/Ticker: JFMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,522,433
Total number of portfolio holdings	76
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	33.9
8–30 calendar days	11.2
31–60 calendar days	24.7
61–90 calendar days	7.5
91–180 calendar days	19.4
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JFMXX-825
JPMorgan Federal Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Federal Money Market Fund
Morgan Shares/Ticker: VFVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Morgan Shares)	$29	0.58%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,522,433
Total number of portfolio holdings	76
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	33.9
8–30 calendar days	11.2
31–60 calendar days	24.7
61–90 calendar days	7.5
91–180 calendar days	19.4
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VFVXX-825
JPMorgan Federal Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Federal Money Market Fund
Premier Shares/Ticker: VFPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Federal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Federal Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$8,522,433
Total number of portfolio holdings	76
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	33.9
8–30 calendar days	11.2
31–60 calendar days	24.7
61–90 calendar days	7.5
91–180 calendar days	19.4
181+ calendar days	3.3
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VFPXX-825
JPMorgan Federal Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Floating Rate Income Fund

Class A Shares/Ticker: JPHAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class A Shares)	$50	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$220,903
Total number of portfolio holdings	225
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPHAX-825
JPMorgan Floating Rate Income Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Floating Rate Income Fund
Class C Shares/Ticker: JPHCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class C Shares)	$75	1.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$220,903
Total number of portfolio holdings	225
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPHCX-825
JPMorgan Floating Rate Income Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Floating Rate Income Fund

Class I Shares/Ticker: JPHSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class I Shares)	$37	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$220,903
Total number of portfolio holdings	225
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPHSX-825
JPMorgan Floating Rate Income Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Floating Rate Income Fund

Class R6 Shares/Ticker: JPHRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Floating Rate Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Floating Rate Income Fund (Class R6 Shares)	$32	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$220,903
Total number of portfolio holdings	225
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPHRX-825
JPMorgan Floating Rate Income Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Global Bond Opportunities Fund

Class A Shares/Ticker: GBOAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class A Shares)	$46	0.90%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,655,870
Total number of portfolio holdings	1,520
Portfolio turnover rate	56%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

GBOAX-825
JPMorgan Global Bond Opportunities Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class C Shares/Ticker: GBOCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class C Shares)	$67	1.30%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,655,870
Total number of portfolio holdings	1,520
Portfolio turnover rate	56%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

GBOCX-825
JPMorgan Global Bond Opportunities Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class I Shares/Ticker: GBOSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class I Shares)	$33	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,655,870
Total number of portfolio holdings	1,520
Portfolio turnover rate	56%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

GBOSX-825
JPMorgan Global Bond Opportunities Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Global Bond Opportunities Fund
Class R6 Shares/Ticker: GBONX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Bond Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Bond Opportunities Fund (Class R6 Shares)	$26	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,655,870
Total number of portfolio holdings	1,520
Portfolio turnover rate	56%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

GBONX-825
JPMorgan Global Bond Opportunities Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Income Fund
Class A Shares/Ticker: JGIAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class A Shares)	$33	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$14,639,993
Total number of portfolio holdings	2,507
Portfolio turnover rate	132%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGIAX-825
JPMorgan Income Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Income Fund
Class C Shares/Ticker: JGCGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class C Shares)	$61	1.20%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$14,639,993
Total number of portfolio holdings	2,507
Portfolio turnover rate	132%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGCGX-825
JPMorgan Income Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Income Fund

Class I Shares/Ticker: JMSIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class I Shares)	$20	0.40%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$14,639,993
Total number of portfolio holdings	2,507
Portfolio turnover rate	132%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMSIX-825
JPMorgan Income Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Income Fund
Class R6 Shares/Ticker: JMSFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income Fund (Class R6 Shares)	$20	0.38%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$14,639,993
Total number of portfolio holdings	2,507
Portfolio turnover rate	132%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMSFX-825
JPMorgan Income Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Managed Income Fund
Class I Shares/Ticker: JMGLX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,277,143
Total number of portfolio holdings	404
Portfolio turnover rate	45%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMGLX-825
JPMorgan Managed Income Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Managed Income Fund
Class L Shares/Ticker: JMGIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Managed Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Managed Income Fund (Class L Shares)	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,277,143
Total number of portfolio holdings	404
Portfolio turnover rate	45%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMGIX-825
JPMorgan Managed Income Fund - Class L

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan National Municipal Income Fund
Class A Shares/Ticker: JITAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class A Shares)	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,917,268
Total number of portfolio holdings	496
Portfolio turnover rate	30%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JITAX-825
JPMorgan National Municipal Income Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan National Municipal Income Fund

Class C Shares/Ticker: JITCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class C Shares)	$46	0.92%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,917,268
Total number of portfolio holdings	496
Portfolio turnover rate	30%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JITCX-825
JPMorgan National Municipal Income Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan National Municipal Income Fund

Class I Shares/Ticker: JITIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class I Shares)	$11	0.23%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,917,268
Total number of portfolio holdings	496
Portfolio turnover rate	30%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JITIX-825
JPMorgan National Municipal Income Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan National Municipal Income Fund

Class R6 Shares/Ticker: JITZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan National Municipal Income Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan National Municipal Income Fund (Class R6 Shares)	$10	0.20%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,917,268
Total number of portfolio holdings	496
Portfolio turnover rate	30%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JITZX-825
JPMorgan National Municipal Income Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan New York Municipal Money Market Fund

Agency Shares/Ticker: JONXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JONXX-825
JPMorgan New York Municipal Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan New York Municipal Money Market Fund

Institutional Class Shares/Ticker: JGNXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGNXX-825
JPMorgan New York Municipal Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan New York Municipal Money Market Fund

Morgan Shares/Ticker: VNYXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VNYXX-825
JPMorgan New York Municipal Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan New York Municipal Money Market Fund

Premier Shares/Ticker: JNPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JNPXX-825
JPMorgan New York Municipal Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan New York Municipal Money Market Fund

Reserve Shares/Ticker: JNYXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Reserve Shares)	$35	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JNYXX-825
JPMorgan New York Municipal Money Market Fund - Reserve Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan New York Municipal Money Market Fund
Service Shares/Ticker: JNVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Municipal Money Market Fund (Service Shares)	$53	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,965,613
Total number of portfolio holdings	262
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.6
8–30 calendar days	57.7
31–60 calendar days	5.1
61–90 calendar days	0.4
91–180 calendar days	1.3
181+ calendar days	10.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JNVXX-825
JPMorgan New York Municipal Money Market Fund - Service Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan New York Tax Free Bond Fund
Class A Shares/Ticker: VANTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class A Shares)	$27	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$397,233
Total number of portfolio holdings	195
Portfolio turnover rate	39%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VANTX-825
JPMorgan New York Tax Free Bond Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan New York Tax Free Bond Fund
Class C Shares/Ticker: JCNTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class C Shares)	$52	1.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$397,233
Total number of portfolio holdings	195
Portfolio turnover rate	39%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JCNTX-825
JPMorgan New York Tax Free Bond Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan New York Tax Free Bond Fund
Class I Shares/Ticker: JNYIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$397,233
Total number of portfolio holdings	195
Portfolio turnover rate	39%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JNYIX-825
JPMorgan New York Tax Free Bond Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan New York Tax Free Bond Fund

Class R6 Shares/Ticker: VINRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan New York Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan New York Tax Free Bond Fund (Class R6 Shares)	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$397,233
Total number of portfolio holdings	195
Portfolio turnover rate	39%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VINRX-825
JPMorgan New York Tax Free Bond Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Prime Money Market Fund

Academy Shares/Ticker: JPAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPAXX-825
JPMorgan Prime Money Market Fund - Academy Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Prime Money Market Fund

Agency Shares/Ticker: VMIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VMIXX-825
JPMorgan Prime Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Prime Money Market Fund
Capital Shares/Ticker: CJPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

CJPXX-825
JPMorgan Prime Money Market Fund - Capital Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Prime Money Market Fund
Empower Shares/Ticker: EJPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

EJPXX-825
JPMorgan Prime Money Market Fund - Empower Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Prime Money Market Fund
IM Shares/Ticker: JIMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JIMXX-825
JPMorgan Prime Money Market Fund - IM Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Prime Money Market Fund
Institutional Class Shares/Ticker: JINXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JINXX-825
JPMorgan Prime Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Prime Money Market Fund
Morgan Shares/Ticker: VMVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Morgan Shares)	$26	0.51%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VMVXX-825
JPMorgan Prime Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Prime Money Market Fund
Premier Shares/Ticker: VPMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VPMXX-825
JPMorgan Prime Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Prime Money Market Fund

Reserve Shares/Ticker: JRVXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Prime Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Prime Money Market Fund (Reserve Shares)	$36	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$90,109,571
Total number of portfolio holdings	468
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.0
8–30 calendar days	4.1
31–60 calendar days	10.2
61–90 calendar days	5.9
91–180 calendar days	6.6
181+ calendar days	9.2
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JRVXX-825
JPMorgan Prime Money Market Fund - Reserve Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Short Duration Core Plus Fund

Class A Shares/Ticker: JSDHX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class A Shares)	$33	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,568,094
Total number of portfolio holdings	1,117
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSDHX-825
JPMorgan Short Duration Core Plus Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Short Duration Core Plus Fund

Class C Shares/Ticker: JSDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class C Shares)	$58	1.14%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,568,094
Total number of portfolio holdings	1,117
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSDCX-825
JPMorgan Short Duration Core Plus Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class I Shares/Ticker: JSDSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,568,094
Total number of portfolio holdings	1,117
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSDSX-825
JPMorgan Short Duration Core Plus Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Short Duration Core Plus Fund
Class R6 Shares/Ticker: JSDRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus Fund (Class R6 Shares)	$17	0.33%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,568,094
Total number of portfolio holdings	1,117
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSDRX-825
JPMorgan Short Duration Core Plus Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Strategic Income Opportunities Fund
Class A Shares/Ticker: JSOAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class A Shares)	$49	0.95%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSOAX-825
JPMorgan Strategic Income Opportunities Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Strategic Income Opportunities Fund

Class C Shares/Ticker: JSOCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class C Shares)	$74	1.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSOCX-825
JPMorgan Strategic Income Opportunities Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Strategic Income Opportunities Fund

Class I Shares/Ticker: JSOSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class I Shares)	$36	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSOSX-825
JPMorgan Strategic Income Opportunities Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Strategic Income Opportunities Fund

Class R5 Shares/Ticker: JSORX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSORX-825
JPMorgan Strategic Income Opportunities Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Strategic Income Opportunities Fund

Class R6 Shares/Ticker: JSOZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Strategic Income Opportunities Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,427,063
Total number of portfolio holdings	874
Portfolio turnover rate	247%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSOZX-825
JPMorgan Strategic Income Opportunities Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Tax Free Money Market Fund

Agency Shares/Ticker: VTIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VTIXX-825
JPMorgan Tax Free Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)

JPMorgan Tax Free Money Market Fund

Institutional Class Shares/Ticker: JTFXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JTFXX-825
JPMorgan Tax Free Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Tax Free Money Market Fund
Morgan Shares/Ticker: VTMXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Morgan Shares)	$29	0.58%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VTMXX-825
JPMorgan Tax Free Money Market Fund - Morgan Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Tax Free Money Market Fund
Premier Shares/Ticker: VXPXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

VXPXX-825
JPMorgan Tax Free Money Market Fund - Premier Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Tax Free Money Market Fund
Reserve Shares/Ticker: RTJXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Tax Free Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,790,691
Total number of portfolio holdings	567
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	24.3
8–30 calendar days	45.6
31–60 calendar days	12.7
61–90 calendar days	6.4
91–180 calendar days	4.1
181+ calendar days	6.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

RTJXX-825
JPMorgan Tax Free Money Market Fund - Reserve Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Unconstrained Debt Fund
Class A Shares/Ticker: JSIAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class A Shares)	$39	0.76%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSIAX-825
JPMorgan Unconstrained Debt Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Unconstrained Debt Fund
Class C Shares/Ticker: JINCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class C Shares)	$52	1.02%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JINCX-825
JPMorgan Unconstrained Debt Fund - Class C

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Unconstrained Debt Fund
Class I Shares/Ticker: JSISX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class I Shares)	$33	0.64%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSISX-825
JPMorgan Unconstrained Debt Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Unconstrained Debt Fund
Class R2 Shares/Ticker: JISZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R2 Shares)	$51	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JISZX-825
JPMorgan Unconstrained Debt Fund - Class R2

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Unconstrained Debt Fund
Class R5 Shares/Ticker: JSIRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R5 Shares)	$30	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSIRX-825
JPMorgan Unconstrained Debt Fund - Class R5

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Unconstrained Debt Fund
Class R6 Shares/Ticker: JSIMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Unconstrained Debt Fund (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Unconstrained Debt Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,180,515
Total number of portfolio holdings	1,518
Portfolio turnover rate	82%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSIMX-825
JPMorgan Unconstrained Debt Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Money Market Funds
August 31, 2025 (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and, effective September 3, 2024, JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 25.1%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $174,445. (a)	174,361	174,361
BMO Capital Markets Corp., 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $60,029, collateralized by Asset-Backed Securities, 1.00% - 12.83%, due 11/20/2026 - 7/26/2066, Collateralized Mortgage Obligations, 4.39% - 9.45%, due 7/15/2041 - 11/18/2048, Corporate Notes and Bonds, 1.32% - 8.00%, due 4/15/2026 - 6/1/2045 and FNMA, 3.27% - 5.30%, due 2/1/2028 - 1/25/2055, with a value of $64,472.	60,000	60,000
BMO Capital Markets Corp., 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $165,081, collateralized by Asset-Backed Securities, 0.00% - 8.67%, due 9/15/2027 - 10/25/2067, Collateralized Mortgage Obligations, 0.00% - 9.45%, due 5/25/2033 - 8/25/2070, Corporate Notes and Bonds, 3.45% - 12.25%, due 9/12/2026 - 6/1/2036 and FNMA, 5.26% - 14.20%, due 3/25/2042 - 3/25/2055, with a value of $176,761.	165,000	165,000
BMO Capital Markets Corp., 4.43%, dated 8/29/2025, due 9/5/2025, repurchase price $75,065, collateralized by Asset-Backed Securities, 0.00% - 11.59%, due 11/12/2027 - 4/25/2050, Collateralized Mortgage Obligations, 0.00% - 8.18%, due 4/25/2032 - 8/25/2070, Corporate Notes and Bonds, 4.00% - 9.00%, due 4/15/2026 - 8/15/2047, FHLMC, 6.00% - 6.50%, due 6/15/2031 - 8/25/2055, FNMA, 3.27% - 5.36%, due 2/1/2028 - 7/25/2055 and GNMA, 6.56%, due 5/20/2075, with a value of $80,096.	75,000	75,000
BMO Capital Markets Corp., 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $80,069, collateralized by Asset-Backed Securities, 5.10% - 11.11%, due 10/18/2030 - 11/25/2053, Collateralized Mortgage Obligations, 2.35% - 9.40%, due 8/25/2039 - 6/25/2055, Corporate Notes and Bonds, 1.65% - 9.75%, due 1/27/2026 - 4/15/2066, FNMA, 5.30%, due 1/25/2055 and GNMA, 5.45%, due 4/20/2054, with a value of $84,934.	80,000	80,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $80,069, collateralized by Asset-Backed Securities, 5.15% - 11.85%, due 10/27/2025 - 3/20/2057, Collateralized Mortgage Obligations, 0.00% - 10.85%, due 3/25/2033 - 8/25/2070, Corporate Notes and Bonds, 4.45% - 9.25%, due 10/1/2025 - 5/9/2036, FNMA, 5.30%, due 1/25/2055 and GNMA, 6.56%, due 5/20/2075, with a value of $86,380.	80,000	80,000
BMO Capital Markets Corp., 4.47%, dated 8/29/2025, due 9/5/2025, repurchase price $90,078, collateralized by Asset-Backed Securities, 11.04%, due 10/20/2031, Collateralized Mortgage Obligations, 0.00% - 35.57%, due 4/25/2032 - 1/25/2067, Corporate Notes and Bonds, 3.40% - 8.50%, due 1/15/2027 - 3/1/2052, FHLMC, 4.00%, due 8/15/2039 and FNMA, 5.30%, due 1/25/2055, with a value of $96,846.	90,000	90,000
BMO Capital Markets Corp., 4.47%, dated 8/29/2025, due 9/5/2025, repurchase price $150,130, collateralized by Asset-Backed Securities, 0.00% - 17.13%, due 3/25/2032 - 3/25/2055, Collateralized Mortgage Obligations, 0.00% - 9.04%, due 5/25/2033 - 8/25/2070, Corporate Notes and Bonds, 2.88% - 12.25%, due 10/2/2026 - 7/15/2039 and FNMA, 5.20%, due 12/26/2041, with a value of $161,941.	150,000	150,000
BNP Paribas SA, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $800,496, collateralized by Asset-Backed Securities, 4.20%, due 9/15/2028, Corporate Notes and Bonds, 0.00% - 12.50%, due 4/15/2026 - 3/7/2087^^ and Sovereign Government Securities, 0.00% - 7.25%, due 12/15/2035 - 3/5/2038, with a value of $864,770.	800,000	800,000
BNP Paribas SA, 4.49%, dated 8/29/2025, due 9/5/2025, repurchase price $463,404, collateralized by Asset-Backed Securities, 1.37% - 8.27%, due 8/10/2027 - 5/20/2038, Collateralized Mortgage Obligations, 1.49% - 7.21%, due 10/15/2035 - 5/25/2070, Corporate Notes and Bonds, 0.55% - 9.25%, due 9/1/2025 - 10/31/2082^^, FHLMC, 2.34% - 4.94%, due 7/25/2026 - 11/25/2030, FNMA, 6.65% - 13.85%, due 10/25/2041 - 5/26/2043 and Sovereign Government Securities, 5.20% - 6.75%, due 1/15/2030 - 9/23/2055, with a value of $491,252.	463,000	463,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 4.57%, dated 8/29/2025, due 9/5/2025, repurchase price $537,477, collateralized by Asset-Backed Securities, 4.73% - 9.00%, due 4/1/2027 - 4/23/2038, Collateralized Mortgage Obligations, 0.00% - 5.63%, due 10/15/2035 - 7/25/2067, Corporate Notes and Bonds, 0.55% - 8.63%, due 9/8/2025 - 10/31/2082^^, FHLMC, 2.23% - 4.85%, due 9/25/2025 - 4/25/2034, FNMA, 7.10% - 13.85%, due 10/25/2041 - 5/27/2042 and Sovereign Government Securities, 3.10%, due 5/7/2041, with a value of $571,498.	537,000	537,000
BNP Paribas SA, 4.75%, dated 8/29/2025, due 10/3/2025, repurchase price $25,115, collateralized by Corporate Notes and Bonds, 1.70% - 14.00%, due 7/15/2027 - 3/7/2087, with a value of $27,532.	25,000	25,000
BNP Paribas SA, 4.75%, dated 8/29/2025, due 10/3/2025, repurchase price $502,309, collateralized by Asset-Backed Securities, 0.00% - 10.72%, due 10/21/2026 - 11/15/2032 and Corporate Notes and Bonds, 1.89% - 14.00%, due 6/15/2026 - 1/15/2084^^, with a value of $552,628.	500,000	500,000
BofA Securities, Inc., 4.76%, dated 8/29/2025, due 12/2/2025, repurchase price $541,720, collateralized by Asset-Backed Securities, 0.00% - 12.94%, due 7/7/2027 - 10/25/2063, Collateralized Mortgage Obligations, 0.00% - 12.23%, due 6/25/2028 - 10/25/2069, Corporate Notes and Bonds, 0.00%, due 9/1/2026 - 8/1/2044 and FNMA, 3.00% - 11.20%, due 10/25/2041 - 4/25/2062, with a value of $581,455.	535,000	535,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $1,000,488, collateralized by U.S. Treasury Securities, 1.13% - 4.75%, due 1/15/2034 - 11/15/2044, with a value of $1,020,000.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $50,024, collateralized by Asset-Backed Securities, 3.79% - 7.22%, due 8/15/2029 - 10/26/2054, Collateralized Mortgage Obligations, 3.70% - 8.54%, due 3/17/2036 - 11/17/2050, Commercial Paper, 0.00%, due 10/8/2025, Corporate Notes and Bonds, 0.00% - 10.75%, due 11/20/2025 - 1/15/2055 and Sovereign Government Securities, 3.75% - 4.75%, due 4/26/2028 - 3/5/2035, with a value of $53,513.	50,000	50,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $100,061, collateralized by Asset-Backed Securities, 2.79% - 6.62%, due 8/15/2029 - 9/15/2072, Collateralized Mortgage Obligations, 3.48% - 7.44%, due 3/17/2036 - 9/25/2067, Commercial Paper, 0.00%, due 10/8/2025 - 1/5/2026, Corporate Notes and Bonds, 3.50% - 10.75%, due 1/15/2027 - 9/30/2039^^ and Sovereign Government Securities, 0.63% - 5.50%, due 1/22/2026 - 1/13/2031, with a value of $106,116.	100,000	100,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $340,207, collateralized by Asset-Backed Securities, 2.68% - 7.10%, due 2/20/2029 - 4/20/2062, Collateralized Mortgage Obligations, 5.44%, due 9/25/2039, Commercial Paper, 0.00%, due 9/30/2025 - 1/5/2026, Corporate Notes and Bonds, 1.54% - 12.00%, due 5/15/2026 - 10/1/2054^^, Sovereign Government Securities, 0.63% - 6.60%, due 1/22/2026 - 6/13/2036 and U.S. Treasury Securities, 4.63%, due 4/30/2031, with a value of $362,346.	340,000	340,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 4.00% - 4.25%, due 3/31/2030 - 2/15/2054, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $2,251,082, collateralized by U.S. Treasury Securities, 0.13% - 3.88%, due 1/15/2026 - 8/15/2031, with a value of $2,295,000.	2,250,000	2,250,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $2,351,131, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 5/31/2031 - 8/15/2032, with a value of $2,397,000.	2,350,000	2,350,000
Goldman Sachs & Co. LLC, 4.71%, dated 8/29/2025, due 10/27/2025, repurchase price $428,281, collateralized by Asset-Backed Securities, 3.70% - 10.43%, due 4/15/2027 - 12/25/2044, Collateralized Mortgage Obligations, 1.50% - 7.38%, due 8/15/2033 - 6/25/2064 and Corporate Notes and Bonds, 0.00% - 15.20%, due 10/8/2025 - 9/21/2047^^, with a value of $458,701.	425,000	425,000
Goldman Sachs & Co. LLC, 4.73%, dated 8/29/2025, due 10/27/2025, repurchase price $655,039, collateralized by Asset-Backed Securities, 0.00% - 13.22%, due 10/9/2026 - 7/25/2069, Collateralized Mortgage Obligations, 0.00% - 10.73%, due 11/12/2032 - 12/15/2056, Corporate Notes and Bonds, 0.00% - 14.50%, due 9/9/2025 - 6/15/2047 and Sovereign Government Securities, 0.00% - 9.65%, due 2/28/2029 - 11/21/2054, with a value of $700,276.	650,000	650,000
HSBC Securities USA, Inc., 4.43%, dated 8/29/2025, due 9/2/2025, repurchase price $20,010, collateralized by Asset-Backed Securities, 2.02% - 5.72%, due 2/20/2027 - 7/20/2038, with a value of $21,210.	20,000	20,000
HSBC Securities USA, Inc., 4.43%, dated 8/29/2025, due 9/2/2025, repurchase price $440,217, collateralized by Corporate Notes and Bonds, 1.25% - 7.66%, due 10/1/2025 - 11/26/2085^^, FHLMC, 3.00% - 6.00%, due 12/20/2038 - 9/1/2055, FNMA, 3.50% - 5.00%, due 4/25/2052 - 6/1/2063, GNMA, 3.00% - 5.00%, due 1/20/2030 - 12/20/2048 and Sovereign Government Securities, 4.00% - 7.88%, due 1/25/2026 - 6/30/2055, with a value of $462,138.	440,000	440,000
ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by Corporate Notes and Bonds, 1.23% - 6.13%, due 8/17/2026 - 8/15/2055, with a value of $105,052.	100,000	100,000
ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $194,095, collateralized by Corporate Notes and Bonds, 0.95% - 6.90%, due 1/12/2026 - 10/15/2055, with a value of $203,801.	194,000	194,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $220,108, collateralized by Common Stocks, with a value of $237,716.	220,000	220,000
ING Financial Markets LLC, 4.65%, dated 8/29/2025, due 10/14/2025, repurchase price $502,971, collateralized by Common Stocks, with a value of $543,906.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 4.45%, dated 8/29/2025, due 9/4/2025, repurchase price $1,000,742, collateralized by Corporate Notes and Bonds, 0.00% - 5.25%, due 1/15/2026 - 11/21/2032, with a value of $1,050,260.	1,000,000	1,000,000
MUFG Securities Americas, Inc., 4.41%, dated 8/29/2025, due 9/2/2025, repurchase price $300,147, collateralized by Corporate Notes and Bonds, 1.16% - 7.00%, due 1/9/2026 - 5/1/2079^^ and Municipal Debt Securities, 2.90% - 5.50%, due 1/1/2047 - 12/1/2054, with a value of $315,155.	300,000	300,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by Asset-Backed Securities, 5.67% - 9.03%, due 7/23/2031 - 5/9/2039, Collateralized Mortgage Obligations, 2.00% - 6.95%, due 5/12/2034 - 2/25/2067, Corporate Notes and Bonds, 0.00% - 12.25%, due 6/15/2027 - 6/15/2053^^ and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $106,800.	100,000	100,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/2/2025, repurchase price $275,137, collateralized by Asset-Backed Securities, 3.01% - 12.94%, due 4/1/2028 - 5/9/2039, Collateralized Mortgage Obligations, 0.94% - 7.47%, due 8/17/2034 - 2/25/2067, Corporate Notes and Bonds, 2.50% - 9.88%, due 6/15/2027 - 12/31/2079^^ and Sovereign Government Securities, 3.75% - 7.25%, due 4/14/2026 - 1/3/2035, with a value of $294,678.	275,000	275,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.49%, dated 8/29/2025, due 9/2/2025, repurchase price $500,249, collateralized by Asset-Backed Securities, 2.90% - 9.96%, due 2/15/2029 - 11/25/2053, Collateralized Mortgage Obligations, 2.00% - 8.75%, due 8/17/2034 - 4/25/2064, Corporate Notes and Bonds, 1.70% - 10.00%, due 5/27/2026 - 12/31/2079^^ and Sovereign Government Securities, 3.75% - 8.60%, due 9/24/2027 - 9/12/2031, with a value of $533,743.	500,000	500,000
Natixis SA, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $200,124, collateralized by Common Stocks, with a value of $216,161.	200,000	200,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $125,108, collateralized by Asset-Backed Securities, 3.35% - 11.73%, due 9/17/2029 - 5/9/2039, Collateralized Mortgage Obligations, 2.00% - 6.45%, due 8/17/2034 - 2/25/2064, Corporate Notes and Bonds, 1.90% - 10.50%, due 1/12/2026 - 4/25/2053^^ and Sovereign Government Securities, 3.75% - 7.13%, due 9/12/2031 - 2/12/2032, with a value of $133,815.	125,000	125,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $389,336, collateralized by Asset-Backed Securities, 2.75% - 11.73%, due 9/17/2029 - 7/15/2039, Collateralized Mortgage Obligations, 1.05% - 10.13%, due 11/12/2036 - 2/25/2067 and Corporate Notes and Bonds, 1.90% - 12.25%, due 5/27/2026 - 12/31/2079^^, with a value of $417,560.	389,000	389,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $50,043, collateralized by Asset-Backed Securities, 5.25%, due 10/1/2030, Corporate Notes and Bonds, 6.00%, due 10/1/2036 and Sovereign Government Securities, 6.00%, due 4/7/2026, with a value of $54,032.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $140,122, collateralized by Asset-Backed Securities, 5.68% - 11.54%, due 9/17/2029 - 10/17/2039, Collateralized Mortgage Obligations, 1.05% - 6.06%, due 12/25/2035 - 2/25/2067, Corporate Notes and Bonds, 1.30% - 9.75%, due 1/8/2026 - 3/15/2082^^ and Sovereign Government Securities, 2.78% - 6.00%, due 9/12/2031 - 12/1/2060, with a value of $149,197.	140,000	140,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $375,327, collateralized by Asset-Backed Securities, 3.20% - 10.73%, due 4/1/2028 - 11/25/2053, Collateralized Mortgage Obligations, 1.05% - 8.75%, due 11/25/2035 - 12/26/2064, Corporate Notes and Bonds, 2.40% - 11.25%, due 5/15/2027 - 12/31/2079^^ and Sovereign Government Securities, 2.78% - 7.13%, due 9/12/2031 - 12/1/2060, with a value of $402,271.	375,000	375,000
Pershing LLC, 4.73%, dated 8/29/2025, due
11/6/2025, repurchase price $141,269,
collateralized by Asset-Backed Securities,
5.28% - 12.33%, due 8/15/2030 -
3/15/2072, Certificates of Deposit, 4.00% -
4.45%, due 8/26/2026 - 7/29/2030,
Collateralized Mortgage Obligations, 2.38%,
due 5/14/2053, Corporate Notes and Bonds,
2.63% - 12.25%, due 11/15/2026 -
7/24/2042^^, FHLMC, 6.50% - 7.50%, due
8/15/2030 - 4/15/2032, GNMA, 5.50% -
7.00%, due 9/20/2035 - 2/20/2055,
Municipal Debt Securities, 0.00% - 5.75%, due
11/1/2032 - 12/31/2065, Sovereign
Government Securities, 5.63%, due 5/13/2030
and U.S. Treasury Securities, 0.50% - 4.30%,
due 4/30/2027 - 5/15/2052, with a value of
$151,811.
	140,000	140,000
RBC Capital Markets LLC, 4.43%, dated 8/29/2025, due 9/3/2025, repurchase price $500,308, collateralized by Certificates of Deposit, 4.51% - 4.63%, due 10/9/2025 - 3/6/2026, Commercial Paper, 0.00%, due 9/2/2025 - 11/20/2025 and Corporate Notes and Bonds, 2.57% - 6.95%, due 9/9/2026 - 4/20/2067^^, with a value of $525,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
RBC Capital Markets LLC, 4.43%, dated 8/29/2025, due 9/4/2025, repurchase price $120,089, collateralized by Certificates of Deposit, 0.00% - 5.35%, due 9/4/2025 - 9/15/2051 and Commercial Paper, 0.00%, due 9/15/2025 - 10/3/2025, with a value of $126,000.	120,000	120,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $210,103, collateralized by Asset-Backed Securities, 5.39% - 5.50%, due 1/25/2038 - 4/23/2038, Collateralized Mortgage Obligations, 3.05% - 4.08%, due 2/18/2053 - 9/25/2059, Corporate Notes and Bonds, 1.65% - 7.02%, due 3/25/2026 - 12/31/2079, Sovereign Government Securities, 0.55% - 4.88%, due 10/21/2025 - 6/10/2044 and U.S. Treasury Securities, 0.00% - 3.88%, due 2/15/2027 - 8/15/2038, with a value of $220,403.	210,000	210,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $250,122, collateralized by Asset-Backed Securities, 5.39%, due 4/20/2038, Collateralized Mortgage Obligations, 3.05%, due 2/18/2053, Corporate Notes and Bonds, 1.51% - 9.25%, due 12/15/2025 - 7/15/2064^^, Sovereign Government Securities, 1.75% - 6.88%, due 1/11/2026 - 1/17/2042 and U.S. Treasury Securities, 0.00%, due 2/15/2027 - 8/15/2054, with a value of $262,290.	250,000	250,000
Societe Generale SA, 4.47%, dated 8/29/2025, due 9/2/2025, repurchase price $140,069, collateralized by Asset-Backed Securities, 5.50%, due 3/31/2038, Collateralized Mortgage Obligations, 4.19% - 10.62%, due 9/28/2036 - 6/16/2042, Corporate Notes and Bonds, 3.38% - 9.88%, due 2/1/2027 - 2/4/2041 and Sovereign Government Securities, 5.25% - 9.38%, due 9/30/2027 - 1/17/2042, with a value of $151,269.	140,000	140,000
Societe Generale SA, 4.47%, dated 8/29/2025, due 9/2/2025, repurchase price $475,236, collateralized by Asset-Backed Securities, 4.94% - 5.41%, due 4/25/2037 - 4/23/2038, Collateralized Mortgage Obligations, 3.83% - 8.51%, due 9/15/2034 - 1/18/2039, Corporate Notes and Bonds, 1.51% - 13.50%, due 10/10/2025 - 8/15/2076^^, Sovereign Government Securities, 4.75% - 9.88%, due 1/15/2028 - 1/30/2060 and U.S. Treasury Securities, 0.00%, due 2/15/2027, with a value of $512,761.	475,000	475,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.40%, dated 8/29/2025, due 9/4/2025, repurchase price $515,378, collateralized by Asset-Backed Securities, 5.26% - 10.24%, due 1/18/2029 - 4/20/2038, Collateralized Mortgage Obligations, 4.08% - 8.10%, due 9/25/2059 - 2/25/2068, Corporate Notes and Bonds, 1.65% - 9.40%, due 2/15/2026 - 12/15/2067^^, Sovereign Government Securities, 0.55% - 6.88%, due 10/21/2025 - 4/15/2070^^ and U.S. Treasury Securities, 0.00% - 4.63%, due 5/15/2028 - 8/15/2054, with a value of $541,276.	515,000	515,000
Societe Generale SA, 4.51%, dated 8/29/2025, due 10/8/2025, repurchase price $175,877, collateralized by Collateralized Mortgage Obligations, 7.36%, due 9/15/2034, Corporate Notes and Bonds, 1.51% - 10.75%, due 12/15/2025 - 4/21/2060^^, Sovereign Government Securities, 4.88% - 10.38%, due 10/9/2026 - 3/15/2035 and U.S. Treasury Securities, 0.00%, due 1/22/2026 - 8/15/2046, with a value of $186,557.	175,000	175,000
Societe Generale SA, 4.70%, dated 8/29/2025, due 11/3/2025, repurchase price $327,800, collateralized by Collateralized Mortgage Obligations, 7.40%, due 1/18/2039, Corporate Notes and Bonds, 3.20% - 12.25%, due 7/1/2026 - 8/12/2061^^, Sovereign Government Securities, 3.25% - 9.25%, due 1/26/2026 - 1/30/2060 and U.S. Treasury Securities, 4.63%, due 11/15/2044, with a value of $354,979.	325,000	325,000
TD Securities USA LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $225,110, collateralized by Municipal Debt Securities, 5.00% - 8.36%, due 2/15/2033 - 8/1/2049, with a value of $236,367.	225,000	225,000
TD Securities USA LLC, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $700,604, collateralized by Asset-Backed Securities, 2.88% - 5.88%, due 10/11/2027 - 1/11/2036, Corporate Notes and Bonds, 1.09% - 7.30%, due 9/1/2026 - 8/15/2055 and Municipal Debt Securities, 1.85% - 8.00%, due 7/1/2029 - 4/1/2057, with a value of $740,800.	700,000	700,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 4.46%, dated 8/29/2025, due 9/5/2025, repurchase price $475,412, collateralized by Asset-Backed Securities, 3.70% - 5.44%, due 4/15/2027 - 6/25/2054, Collateralized Mortgage Obligations, 4.82% - 5.40%, due 6/25/2028 - 1/25/2029 and Corporate Notes and Bonds, 3.25% - 15.00%, due 12/15/2025 - 11/15/2066, with a value of $516,941.	475,000	475,000
TD Securities USA LLC, 4.68%, dated 8/29/2025, due 10/20/2025, repurchase price $226,521, collateralized by Corporate Notes and Bonds, 2.00% - 14.50%, due 12/15/2025 - 6/1/2065 and Municipal Debt Securities, 0.00% - 7.84%, due 12/1/2025 - 11/15/2063, with a value of $238,874.	225,000	225,000
UBS Securities LLC, 4.50%, dated 8/29/2025, due 9/5/2025, repurchase price $400,350, collateralized by Corporate Notes and Bonds, 1.38% - 12.25%, due 9/15/2025 - 3/15/2082^^ and Sovereign Government Securities, 1.00% - 10.13%, due 5/15/2027 - 7/9/2029, with a value of $422,700.	400,000	400,000
Wells Fargo Securities LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $55,027, collateralized by Commercial Paper, 0.00%, due 10/27/2025 - 8/14/2026 and Corporate Notes and Bonds, 2.38% - 5.90%, due 10/9/2030 - 4/1/2051, with a value of $57,799.	55,000	55,000
Wells Fargo Securities LLC, 4.43%, dated 8/29/2025, due 9/2/2025, repurchase price $300,148, collateralized by Corporate Notes and Bonds, 0.75% - 9.63%, due 9/1/2025 - 12/31/2079^^, with a value of $315,155.	300,000	300,000
Wells Fargo Securities LLC, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $90,056, collateralized by Commercial Paper, 0.00%, due 9/5/2025 - 8/14/2026, with a value of $94,582.	90,000	90,000
Wells Fargo Securities LLC, 4.40%, dated 8/29/2025, due 9/4/2025, repurchase price $230,169, collateralized by Commercial Paper, 0.00%, due 10/9/2025 - 5/7/2026, with a value of $241,707.	230,000	230,000
Wells Fargo Securities LLC, 4.46%, dated 8/29/2025, due 9/5/2025, repurchase price $275,238, collateralized by Commercial Paper, 0.00%, due 9/5/2025 - 3/24/2026, with a value of $289,000.	275,000	275,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.70%, dated 8/29/2025, due 10/17/2025, repurchase price $90,576, collateralized by Corporate Notes and Bonds, 1.75% - 8.13%, due 8/24/2026 - 1/15/2065, with a value of $95,240.	90,000	90,000
Wells Fargo Securities LLC, 4.78%, dated 8/29/2025, due 11/3/2025, repurchase price $332,892, collateralized by Commercial Paper, 0.00%, due 9/3/2025 - 5/28/2026, with a value of $350,641.	330,000	330,000
Wells Fargo Securities LLC, 4.78%, dated 8/29/2025, due 11/24/2025, repurchase price $303,465, collateralized by Corporate Notes and Bonds, 0.01% - 10.50%, due 9/9/2025 - 12/31/2079^^, with a value of $318,765.	300,000	300,000
Total Repurchase Agreements (Cost $22,622,361)		22,622,361
Municipal Bonds — 0.8%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 4.35%, 9/8/2025 (b)	73,000	73,000
Colorado — 0.1%
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2024E-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.35%, 9/8/2025 (b)	14,000	14,000
Series 2024G-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (b)	10,000	10,000
Series 2025L-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (b)	25,000	25,000
Total Colorado		49,000
Illinois — 0.0% ^
Illinois Finance Authority, University of Chicago Series 2025A, Rev., VRDO, LIQ : Northern Trust Co. (The), 4.35%, 9/8/2025 (b)	33,500	33,500
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 9/8/2025 (b)	66,900	66,900
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 0.0% ^
Massachusetts Housing Finance Agency, Single Family Series 244, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.35%, 9/8/2025 (b)	20,000	20,000
Minnesota — 0.2%
Ecmc Group, Inc. Series 23-1, VRDO, 4.43%, 9/8/2025 (b)	83,518	83,518
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 4.35%, 9/8/2025 (b)	17,000	17,000
Series 2024S, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 4.35%, 9/8/2025 (b)	7,490	7,490
Series 2024W, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.35%, 9/8/2025 (b)	20,000	20,000
Series 2025B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (b)	5,000	5,000
Series 2025E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (b)	17,000	17,000
Total Minnesota		150,008
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 4.65%, 9/8/2025 (b) (c)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 4.52%, 9/8/2025 (b) (c)	27,705	27,705
Total New Hampshire		152,705
Pennsylvania — 0.0% ^
Pennsylvania Higher Education Assistance Agency Series 2024A, Rev., VRDO, LOC : Bank of America NA, 4.35%, 9/8/2025 (b)	32,294	32,294
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 9/8/2025 (b)	21,400	21,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, Public Finance Authority Series 2024A, GO, VRDO, LIQ : FHLB, 4.35%, 9/8/2025 (b)	44,500	44,500
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 4.38%, 9/8/2025 (b)	33,300	33,300
Total Texas		99,200
Total Municipal Bonds (Cost $676,607)		676,607
Short Term Investments — 71.3%
Commercial Paper — 39.3%
Antalis SA (France)
4.40%, 10/20/2025 (c) (d)	140,600	139,720
4.34%, 3/3/2026 (c) (d)	42,000	41,092
Atlantic Asset Securitization LLC
4.34%, 9/8/2025 (c) (d)	70,000	69,915
4.50%, 10/22/2025 (c) (d)	50,000	49,676
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.14%), 4.48%, 9/2/2025 (c) (e)	25,000	25,000
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	133,000	133,008
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	110,000	110,015
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	152,000	152,025
(SOFR + 0.26%), 4.60%, 9/2/2025 (c) (e)	100,000	100,026
4.34%, 10/27/2025 (c) (d)	125,000	124,125
4.33%, 10/29/2025 (c) (d)	59,000	58,573
4.33%, 10/31/2025 (c) (d)	88,000	87,343
4.35%, 3/2/2026 (c) (d)	100,000	97,901
4.25%, 3/19/2026 (c) (d)	40,000	39,086
4.33%, 4/20/2026 (c) (d)	43,805	42,654
4.33%, 4/28/2026 (c) (d)	200,000	194,576
4.15%, 5/11/2026 (c) (d)	100,000	97,154
Automatic Data Processing, Inc., 4.34%, 9/3/2025 (c) (d)	1,106,700	1,106,032
Banco Santander SA (Spain)
4.40%, 10/1/2025 (c) (d)	125,000	124,504
4.37%, 10/8/2025 (c) (d)	246,000	244,817
Bank of Montreal (Canada)
(SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	132,000	132,020
(SOFR + 0.34%), 4.68%, 9/2/2025 (c) (e)	105,000	105,023
(SOFR + 0.35%), 4.69%, 9/2/2025 (e)	142,000	142,071
(SOFR + 0.37%), 4.71%, 9/2/2025 (c) (e)	123,000	123,042
4.39%, 9/3/2025 (d)	92,000	91,945
4.59%, 11/7/2025 (d)	172,000	170,578
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.48%, 11/21/2025 (d)	243,000	240,598
4.50%, 11/25/2025 (d)	51,000	50,472
4.40%, 2/3/2026 (d)	55,000	53,997
4.35%, 6/8/2026 (d)	63,000	61,028
4.29%, 7/7/2026 (d)	65,000	62,767
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	76,000	76,019
(SOFR + 0.31%), 4.65%, 9/2/2025 (c) (e)	332,000	332,169
(SOFR + 0.32%), 4.66%, 9/2/2025 (c) (e)	41,000	41,020
4.67%, 9/2/2025 (c)	81,000	81,041
4.34%, 10/31/2025 (c) (d)	147,000	145,868
4.46%, 11/12/2025 (c) (d)	205,000	203,167
4.39%, 2/20/2026 (c) (d)	82,000	80,360
Barclays Bank plc (United Kingdom)
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	80,000	80,005
4.34%, 10/7/2025 (c) (d)	120,000	119,433
4.48%, 10/20/2025 (c) (d)	170,000	168,934
Barton Capital SA (France), 4.28%, 2/19/2026 (c) (d)	50,000	48,992
Bedford Row Funding Corp.
4.34%, 9/2/2025 (c) (d)	100,000	99,952
4.19%, 5/14/2026 (c) (d)	52,000	50,482
BNP Paribas SA (France)
(SOFR + 0.16%), 4.50%, 9/2/2025 (e)	111,000	111,001
(SOFR + 0.17%), 4.51%, 9/2/2025 (e)	134,000	134,003
4.38%, 2/27/2026 (d)	100,000	97,902
4.43%, 3/3/2026 (d)	267,000	261,282
4.32%, 4/8/2026 (d)	87,000	84,798
4.26%, 5/1/2026 (d)	70,000	68,056
4.24%, 5/15/2026 (d)	65,000	63,099
BofA Securities, Inc.
(SOFR + 0.18%), 4.54%, 9/2/2025 (e)	78,000	78,003
4.29%, 2/20/2026 (d)	130,000	127,350
Britannia Funding Co. LLC
4.41%, 11/17/2025 (c) (d)	120,000	118,855
4.50%, 12/18/2025 (c) (d)	132,300	130,568
Caisse des Depots et Consignations (France), 4.36%, 9/16/2025 (c) (d)	91,000	90,803
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.64%, 9/2/2025 (c) (e)	300,000	300,191
(SOFR + 0.34%), 4.68%, 9/2/2025 (c) (e)	187,000	187,039
4.05%, 10/3/2025 (c) (d)	152,000	151,365
4.29%, 10/17/2025 (c) (d)	207,000	205,797
4.33%, 10/31/2025 (c) (d)	177,000	175,685
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.46%, 11/12/2025 (c) (d)	145,000	143,722
4.24%, 4/24/2026 (c) (d)	191,000	185,907
4.35%, 6/5/2026 (c) (d)	223,000	216,071
4.35%, 6/10/2026 (c) (d)	126,000	122,021
4.27%, 7/7/2026 (c) (d)	226,000	218,245
Canadian Imperial Holdings, Inc. (Canada), 4.39%, 11/7/2025 (c) (d)	45,000	44,629
CDP Financial, Inc. (Canada)
4.53%, 2/4/2026 (c) (d)	50,000	49,083
4.20%, 7/1/2026 (c) (d)	85,000	82,097
4.20%, 7/2/2026 (c) (d)	25,000	24,144
Chesham Finance Ltd. (Cayman Islands)
Series 2, 4.38%, 9/2/2025 (c) (d)	365,000	364,824
Series 1, 4.43%, 9/5/2025 (c) (d)	250,000	249,788
Series 2, 4.42%, 9/9/2025 (c) (d)	50,000	49,933
China Construction Bank Corp. (China), 4.35%, 9/2/2025 (c) (d)	420,000	419,795
City of San Antonio Series E, 4.38%, 9/18/2025	50,000	50,001
Commonwealth Bank of Australia (Australia)
(SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	50,000	50,006
(SOFR + 0.22%), 4.56%, 9/2/2025 (c) (e)	100,000	100,015
(SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	185,000	185,039
Concord Minutemen Capital Co. LLC
Series C, (SOFR + 0.30%), 4.64%, 9/2/2025 (c) (e)	60,000	60,012
Series A, 4.38%, 9/5/2025 (c) (d)	250,000	249,788
Constellation Funding Co. LLC
4.40%, 10/9/2025 (c) (d)	90,000	89,553
4.48%, 11/12/2025 (c) (d)	50,000	49,550
4.43%, 11/13/2025 (c) (d)	116,000	114,942
4.50%, 12/3/2025 (c) (d)	66,000	65,246
Cooperatieve Rabobank UA (Netherlands), 4.33%, 9/2/2025 (d)	38,287	38,269
Credit Agricole Corporate and Investment Bank (France)
4.34%, 9/4/2025 (d)	96,000	95,931
4.34%, 9/5/2025 (d)	46,000	45,961
4.35%, 10/31/2025 (d)	91,000	90,332
4.37%, 11/5/2025 (d)	93,000	92,264
4.39%, 2/20/2026 (d)	64,000	62,718
4.34%, 4/20/2026 (d)	300,000	292,068
Credit Industriel et Commercial (France)
4.34%, 9/19/2025 (c) (d)	133,000	132,666
4.43%, 10/31/2025 (c) (d)	80,000	79,405
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.37%, 1/22/2026 (d)	25,000	24,578
Danske Bank A/S (Denmark)
4.40%, 11/3/2025 (c) (d)	300,000	297,635
4.41%, 11/4/2025 (c) (d)	126,000	124,992
4.35%, 11/10/2025 (c) (d)	8,000	7,930
DBS Bank Ltd. (Singapore)
4.36%, 11/7/2025 (c) (d)	150,000	148,756
4.30%, 11/21/2025 (c) (d)	78,000	77,227
Dexia Credit Local (Belgium), 4.39%, 10/23/2025 (c) (d)	100,000	99,346
DNB Bank ASA (Norway)
(SOFR + 0.21%), 4.55%, 9/2/2025 (c) (e)	54,000	54,011
4.24%, 9/10/2025 (c) (d)	267,000	266,619
4.27%, 9/22/2025 (c) (d)	132,000	131,627
4.35%, 2/9/2026 (c) (d)	146,000	143,269
4.35%, 2/17/2026 (c) (d)	182,000	178,435
4.36%, 2/23/2026 (c) (d)	52,000	50,947
4.32%, 3/17/2026 (c) (d)	100,000	97,739
4.34%, 3/18/2026 (c) (d)	40,000	39,091
DZ Bank AG (Germany)
4.39%, 2/3/2026 (c) (d)	180,000	176,702
4.37%, 2/4/2026 (c) (d)	225,000	220,852
4.24%, 2/19/2026 (c) (d)	150,000	146,981
4.25%, 2/23/2026 (c) (d)	69,000	67,580
Erste Finance Delaware LLC (Austria), 4.34%, 9/3/2025 (c) (d)	400,000	399,760
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.45%, 10/9/2025 (c) (d)	200,000	199,024
4.34%, 11/19/2025 (c) (d)	181,000	179,231
4.29%, 2/27/2026 (c) (d)	620,000	607,000
Great Bear Funding LLC
(OBFR + 0.23%), 4.56%, 9/2/2025 (c) (e)	60,000	60,000
4.34%, 9/3/2025 (c) (d)	200,000	199,879
Industrial & Commercial Bank of China Ltd. (China), 4.35%, 9/2/2025 (c) (d)	220,000	219,894
ING US Funding LLC (Netherlands)
(SOFR + 0.22%), 4.58%, 9/2/2025 (c) (e)	125,000	125,017
(SOFR + 0.24%), 4.60%, 9/2/2025 (c) (e)	298,000	298,051
(SOFR + 0.25%), 4.61%, 9/2/2025 (e)	100,000	100,016
(SOFR + 0.25%), 4.61%, 9/2/2025 (e)	60,000	60,010
(SOFR + 0.30%), 4.66%, 9/2/2025 (e)	160,000	160,061
4.32%, 10/7/2025 (c) (d)	160,000	159,251
4.19%, 5/18/2026 (c) (d)	105,000	101,923
4.19%, 5/19/2026 (c) (d)	112,000	108,706
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.19%, 5/26/2026 (c) (d)	65,000	63,040
Ionic Funding LLC
Series IIIA, 4.47%, 9/12/2025 (d)	50,000	49,914
Series IIIA, 4.39%, 10/31/2025 (d)	125,000	124,056
Landesbank Baden-Wurttemberg (Germany), 4.34%, 9/2/2025 (d)	1,800,000	1,799,128
Lexington Parker Capital Co. LLC Series A, 4.38%, 9/4/2025 (c) (d)	150,000	149,891
Liberty Street Funding LLC
4.42%, 9/22/2025 (c) (d)	40,000	39,884
4.24%, 2/11/2026 (c) (d)	100,000	98,082
Lion Bay Funding LLC, (SOFR + 0.23%), 4.57%, 9/2/2025 (c) (e)	100,000	100,000
Lloyds Bank plc (United Kingdom)
4.39%, 10/9/2025 (d)	595,000	592,090
4.23%, 2/10/2026 (d)	32,000	31,390
LMA-Americas LLC
4.49%, 10/3/2025 (c) (d)	51,000	50,785
4.43%, 11/12/2025 (c) (d)	50,000	49,554
Longship Funding LLC (Ireland)
4.40%, 9/15/2025 (c) (d)	200,000	199,588
4.40%, 9/16/2025 (c) (d)	100,000	99,782
Mackinac Funding Co. LLC
4.43%, 12/4/2025 (c) (d)	90,000	88,967
4.30%, 2/4/2026 (c) (d)	105,300	103,356
Macquarie Bank Ltd. (Australia)
(SOFR + 0.20%), 4.56%, 9/2/2025 (c) (e)	90,000	90,009
(SOFR + 0.23%), 4.59%, 9/2/2025 (c) (e)	173,000	173,010
4.31%, 1/12/2026 (c) (d)	50,000	49,197
Mainbeach Funding LLC
4.35%, 9/2/2025 (c) (d)	100,000	99,952
(OBFR + 0.17%), 4.50%, 9/2/2025 (c) (e)	60,000	60,001
(OBFR + 0.17%), 4.50%, 9/2/2025 (c) (e)	45,000	45,000
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.34%, 1/12/2026 (c) (d)	123,000	121,039
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.20%), 4.54%, 9/2/2025 (c) (e)	198,000	198,024
Series B, (SOFR + 0.27%), 4.61%, 9/2/2025 (c) (e)	88,000	88,033
Series B, (SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	142,000	142,028
National Bank of Canada (Canada), (SOFR + 0.30%), 4.64%, 9/2/2025 (c) (e)	200,000	200,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
National Westminster Bank plc (United Kingdom)
4.34%, 9/3/2025 (c) (d)	200,000	199,880
4.42%, 11/3/2025 (c) (d)	150,000	148,826
Natixis SA (France)
4.38%, 10/10/2025 (d)	361,000	359,190
4.44%, 12/1/2025 (d)	195,000	192,857
4.39%, 1/7/2026 (d)	268,000	263,888
NatWest Markets plc (United Kingdom)Series G, 4.35%, 9/5/2025 (c) (d)	189,750	189,590
Nordea Bank Abp (Finland)
4.38%, 3/25/2026 (c) (d)	275,000	268,545
4.35%, 3/26/2026 (c) (d)	100,000	97,642
Norfina Ltd. (Australia), 4.49%, 10/8/2025 (c) (d)	100,000	99,525
Old Line Funding LLC
(SOFR + 0.21%), 4.57%, 9/2/2025 (c) (e)	90,000	89,975
(SOFR + 0.25%), 4.61%, 9/2/2025 (c) (e)	50,000	50,001
4.20%, 5/15/2026 (c) (d)	25,000	24,272
Oversea-Chinese Banking Corp. Ltd. (Singapore), (SOFR + 0.15%), 4.49%, 9/2/2025 (c) (e)	39,000	39,000
Paradelle Funding LLC
(SOFR + 0.33%), 4.67%, 9/2/2025 (e)	100,000	100,037
(SOFR + 0.38%), 4.72%, 9/2/2025 (e)	100,000	100,054
4.41%, 1/23/2026 (d)	300,000	294,877
Podium Funding Trust (Canada), 4.39%, 10/8/2025 (d)	45,000	44,784
Ridgefield Funding Co. LLC Series A-1, 4.49%, 10/21/2025 (c) (d)	150,000	149,049
Royal Bank of Canada (Canada)
(SOFR + 0.35%), 4.69%, 9/2/2025 (c) (e)	127,000	127,064
4.07%, 10/3/2025 (c) (d)	104,000	103,567
4.33%, 10/6/2025 (c) (d)	58,000	57,738
4.33%, 10/21/2025 (c) (d)	114,000	113,283
4.55%, 11/6/2025 (c) (d)	25,000	24,796
4.38%, 2/2/2026 (c) (d)	166,000	163,008
4.35%, 5/27/2026 (c) (d)	190,000	184,323
4.28%, 7/7/2026 (c) (d)	182,000	175,783
Santander UK plc (United Kingdom)
4.39%, 9/2/2025 (d)	88,000	87,958
4.42%, 10/7/2025 (d)	130,000	129,395
4.37%, 11/7/2025 (d)	200,000	198,334
Sheffield Receivables Co. LLC (United Kingdom)
4.27%, 9/8/2025 (c) (d)	60,000	59,927
4.35%, 9/10/2025 (c) (d)	180,000	179,738
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.33%), 4.69%, 9/2/2025 (c) (e)	50,000	50,030
4.09%, 10/3/2025 (c) (d)	260,000	258,907
4.32%, 10/7/2025 (c) (d)	175,000	174,181
4.50%, 10/8/2025 (c) (d)	52,430	52,178
4.37%, 11/19/2025 (c) (d)	25,000	24,759
4.35%, 4/1/2026 (c) (d)	120,000	117,058
4.34%, 4/2/2026 (c) (d)	69,000	67,301
4.18%, 5/20/2026 (c) (d)	51,000	49,479
4.27%, 7/8/2026 (c) (d)	77,000	74,327
Societe Generale SA (France)
4.42%, 11/4/2025 (c) (d)	134,000	132,922
4.36%, 11/7/2025 (c) (d)	49,000	48,589
4.41%, 2/2/2026 (c) (d)	195,000	191,416
Standard Chartered Bank (United Kingdom), 4.45%, 10/28/2025 (c) (d)	300,000	297,821
Starbird Funding Corp.
4.34%, 9/2/2025 (c) (d)	125,000	124,940
4.50%, 10/9/2025 (c) (d)	75,000	74,631
4.50%, 10/10/2025 (c) (d)	175,000	174,118
4.41%, 10/22/2025 (c) (d)	150,000	149,031
4.48%, 10/23/2025 (c) (d)	200,000	198,685
4.37%, 11/3/2025 (c) (d)	130,000	128,977
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.19%), 4.53%, 9/2/2025 (c) (e)	160,000	160,005
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.42%, 9/5/2025 (c) (d)	40,000	39,967
4.27%, 2/19/2026 (c) (d)	130,000	127,405
Sutter Health Series TA-A, 4.42%, 10/16/2025 (d)	45,000	44,735
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.34%), 4.70%, 9/2/2025 (c) (e)	156,000	156,033
4.31%, 9/15/2025 (c) (d)	46,000	45,906
4.32%, 10/8/2025 (c) (d)	117,000	116,441
4.34%, 10/27/2025 (c) (d)	149,000	147,964
4.59%, 11/24/2025 (c) (d)	60,000	59,391
4.36%, 2/3/2026 (c) (d)	110,000	108,008
4.34%, 4/28/2026 (c) (d)	100,000	97,244
4.20%, 5/19/2026 (c) (d)	104,000	100,890
4.18%, 5/28/2026 (c) (d)	130,000	125,986
4.33%, 6/10/2026 (c) (d)	127,000	122,915
4.27%, 7/7/2026 (c) (d)	122,000	117,755
Swedbank AB (Sweden)
(SOFR + 0.20%), 4.56%, 9/2/2025 (c) (e)	98,000	98,002
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.24%, 9/10/2025 (c) (d)	113,000	112,837
4.34%, 11/10/2025 (c) (d)	91,000	90,225
4.34%, 5/1/2026 (c) (d)	229,000	222,767
4.19%, 5/11/2026 (c) (d)	52,000	50,530
4.17%, 5/26/2026 (c) (d)	78,000	75,673
Thunder Bay Funding LLC
(SOFR + 0.18%), 4.54%, 9/2/2025 (c) (e)	100,000	100,002
(SOFR + 0.25%), 4.61%, 9/2/2025 (c) (e)	100,000	100,010
(SOFR + 0.25%), 4.61%, 9/2/2025 (c) (e)	100,000	100,009
4.22%, 9/9/2025 (c) (d)	57,000	56,924
4.45%, 1/7/2026 (c) (d)	50,000	49,239
4.19%, 5/14/2026 (c) (d)	92,000	89,316
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.35%), 4.71%, 9/2/2025 (c) (e)	260,000	260,052
(SOFR + 0.35%), 4.71%, 9/2/2025 (c) (e)	128,000	128,064
(SOFR + 0.36%), 4.72%, 9/2/2025 (c) (e)	250,000	250,093
4.50%, 10/1/2025 (c) (d)	172,000	171,317
4.05%, 10/2/2025 (c) (d)	152,000	151,379
4.38%, 10/22/2025 (c) (d)	60,000	59,613
4.40%, 10/30/2025 (c) (d)	145,000	143,930
4.24%, 2/19/2026 (c) (d)	105,000	102,917
4.25%, 4/14/2026 (c) (d)	226,000	220,222
4.23%, 4/16/2026 (c) (d)	192,000	187,051
4.19%, 5/4/2026 (c) (d)	100,000	97,235
TotalEnergies Capital SA (France)
4.34%, 9/5/2025 (c) (d)	200,000	199,830
4.26%, 10/7/2025 (c) (d)	100,000	99,535
4.39%, 10/10/2025 (c) (d)	226,000	224,867
4.48%, 10/14/2025 (c) (d)	100,000	99,451
Toyota Motor Credit Corp.
(SOFR + 0.29%), 4.65%, 9/2/2025 (e)	43,000	43,002
4.44%, 11/6/2025 (d)	68,000	67,446
4.33%, 4/15/2026 (d)	50,000	48,696
UBS AG (Switzerland), 4.40%, 11/26/2025 (c) (d)	135,000	133,571
United Overseas Bank Ltd. (Singapore)
(SOFR + 0.19%), 4.55%, 9/2/2025 (c) (e)	100,000	99,995
(SOFR + 0.20%), 4.56%, 9/2/2025 (c) (e)	59,000	58,996
Westpac Banking Corp. (Australia)
(SOFR + 0.23%), 4.57%, 9/2/2025 (c) (e)	81,000	81,007
(SOFR + 0.27%), 4.61%, 9/2/2025 (c) (e)	50,000	50,015
(SOFR + 0.27%), 4.61%, 9/2/2025 (c) (e)	25,000	25,007
(SOFR + 0.28%), 4.62%, 9/2/2025 (c) (e)	100,000	100,021
(SOFR + 0.31%), 4.65%, 9/2/2025 (c) (e)	73,000	73,010
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.06%, 9/26/2025 (c) (d)	52,000	51,825
4.32%, 2/4/2026 (c) (d)	35,000	34,353
4.31%, 6/5/2026 (c) (d)	102,000	98,769
4.24%, 7/2/2026 (c) (d)	128,000	123,604
Total Commercial Paper (Cost $35,444,585)		35,443,308
Time Deposits — 15.2%
Agricultural Bank of China Ltd.
4.38%, 9/3/2025	175,000	175,000
4.38%, 9/5/2025	350,000	350,000
Australia & New Zealand Banking Group Ltd.
4.35%, 9/2/2025	250,000	250,000
4.35%, 9/3/2025	350,000	350,000
4.35%, 9/4/2025	350,000	350,000
Canadian Imperial Bank of Commerce
4.33%, 9/2/2025	455,000	455,000
4.33%, 9/2/2025	135,000	135,000
China Construction Bank Corp. 4.35%, 9/2/2025	100,000	100,000
Credit Agricole Corporate and Investment Bank 4.32%, 9/2/2025	150,000	150,000
DBS Bank Ltd.
4.35%, 9/3/2025	125,000	125,000
4.35%, 9/3/2025	100,000	100,000
4.35%, 9/4/2025	100,000	100,000
Erste Group Bank AG 4.33%, 9/2/2025	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 4.33%, 9/2/2025	1,100,000	1,100,000
Industrial & Commercial Bank of China Ltd. 4.35%, 9/2/2025	750,000	750,000
ING Bank NV (Netherlands)
4.35%, 9/2/2025	100,000	100,000
4.35%, 9/3/2025	50,000	50,000
4.35%, 9/4/2025	850,000	850,000
KBC Bank NV 4.34%, 9/2/2025	500,000	500,000
Mizuho Bank Ltd.
4.33%, 9/2/2025	660,000	660,000
4.34%, 9/2/2025	500,000	500,000
National Bank of Canada (Canada)
4.37%, 9/2/2025 (b)	500,000	500,000
4.37%, 9/2/2025 (b)	140,000	140,000
NRW Bank
4.34%, 9/3/2025	700,000	700,000
4.34%, 9/4/2025	750,000	750,000
Royal Bank of Canada
4.33%, 9/2/2025	879,000	879,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
4.34%, 9/3/2025	300,000	300,000
Skandinaviska Enskilda Banken AB
4.33%, 9/2/2025	1,200,000	1,200,000
4.34%, 9/2/2025	375,000	375,000
4.34%, 9/4/2025	700,000	700,000
Total Time Deposits (Cost $13,694,000)		13,694,000
Certificates of Deposits — 15.1%
ABN AMRO Bank NV (Netherlands) , 4.41%, 12/8/2025 (d)	300,000	296,435
Bank of America NA
4.36%, 1/5/2026	245,000	245,036
4.26%, 4/23/2026	230,000	230,043
4.20%, 5/28/2026	135,000	135,042
Bank of Montreal (Canada)
(SOFR + 0.35%), 4.69%, 9/2/2025 (e)	46,000	46,007
(SOFR + 0.38%), 4.72%, 9/2/2025 (e)	70,000	70,014
4.59%, 11/7/2025	32,000	32,007
4.42%, 5/21/2026	100,000	100,140
4.41%, 5/28/2026	40,000	40,066
4.32%, 7/22/2026	100,000	100,178
Barclays Bank plc (United Kingdom) , 4.48%, 11/14/2025	245,000	245,053
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.34%), 4.68%, 9/2/2025 (e)	100,000	100,023
(SOFR + 0.35%), 4.69%, 9/2/2025 (e)	60,000	60,038
China Construction Bank Corp. (China)
4.38%, 9/2/2025	135,000	135,000
4.38%, 9/5/2025	150,000	150,000
Commerzbank AG (Germany) , 4.34%, 9/2/2025	500,000	500,000
Cooperatieve Rabobank UA (Netherlands)
4.60%, 11/13/2025	30,000	30,009
4.39%, 1/26/2026 (d)	50,000	49,136
4.38%, 2/4/2026 (d)	60,000	58,905
4.41%, 2/10/2026	60,000	60,044
4.40%, 3/10/2026	100,000	100,097
Credit Agricole Corporate and Investment Bank (France)
4.48%, 9/2/2025	200,000	200,002
4.35%, 9/4/2025	85,000	84,999
4.36%, 9/12/2025	280,000	279,996
4.44%, 3/12/2026	266,000	266,289
4.35%, 4/8/2026	131,000	131,121
4.19%, 5/26/2026	163,000	163,045
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Credit Agricole SA (France)
4.44%, 11/10/2025	200,000	200,036
4.21%, 5/14/2026 (d)	185,000	179,671
Credit Industriel et Commercial (France)
4.34%, 9/8/2025	73,000	72,998
4.26%, 9/11/2025 (d)	401,000	400,376
4.28%, 9/15/2025 (d)	50,000	49,898
4.45%, 10/23/2025 (d)	147,000	146,039
4.41%, 11/12/2025 (d)	180,000	178,403
4.33%, 1/2/2026	52,000	52,013
4.38%, 2/2/2026 (d)	100,000	98,178
DNB Bank ASA (Norway) , 4.32%, 1/26/2026	225,000	225,059
DZ Bank AG (Germany) , 4.48%, 9/15/2025	142,000	142,002
Industrial & Commercial Bank of China Ltd. (China)
4.51%, 9/2/2025	150,000	150,002
4.51%, 9/2/2025	150,000	150,002
4.51%, 9/2/2025	250,000	250,004
4.51%, 9/2/2025	80,000	80,001
4.50%, 9/29/2025	135,000	135,007
KBC Bank NV (Belgium) , 4.31%, 11/20/2025	100,000	100,004
Kookmin Bank (South Korea) (SOFR + 0.30%), 4.64%, 9/2/2025 (e)	100,000	100,007
Mitsubishi UFJ Trust & Banking Corp.
4.35%, 9/2/2025	200,000	200,000
(SOFR + 0.18%), 4.52%, 9/2/2025 (e)	71,000	71,002
(SOFR + 0.22%), 4.56%, 9/2/2025 (e)	81,000	81,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	131,000	131,015
(SOFR + 0.25%), 4.61%, 9/2/2025 (e)	185,000	185,028
4.35%, 9/4/2025	250,000	249,999
4.37%, 9/5/2025	156,000	155,997
4.50%, 11/3/2025	100,000	100,029
Mizuho Bank Ltd. (Japan)
(SOFR + 0.18%), 4.54%, 9/2/2025 (e)	173,000	173,006
(SOFR + 0.23%), 4.59%, 9/2/2025 (e)	204,000	204,008
(SOFR + 0.35%), 4.71%, 9/2/2025 (e)	148,000	148,043
4.36%, 9/4/2025	250,000	250,000
4.45%, 10/24/2025	143,000	143,003
4.36%, 1/5/2026	315,000	315,033
MUFG Bank Ltd. (Japan)
(SOFR + 0.16%), 4.52%, 9/2/2025 (e)	135,000	134,997
(SOFR + 0.19%), 4.55%, 9/2/2025 (e)	117,000	117,003
(SOFR + 0.23%), 4.59%, 9/2/2025 (e)	220,000	219,995
(SOFR + 0.23%), 4.59%, 9/2/2025 (e)	183,000	182,996
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
National Australia Bank Ltd. (Australia)
4.33%, 10/27/2025 (d)	210,000	208,510
4.33%, 1/5/2026	236,000	236,019
4.31%, 1/26/2026	135,000	134,998
4.40%, 2/5/2026	187,000	187,097
Nordea Bank Abp (Finland)
(SOFR + 0.15%), 4.49%, 9/2/2025 (e)	72,000	72,007
(SOFR + 0.26%), 4.60%, 9/2/2025 (e)	55,000	55,020
Norinchukin Bank (The) (Japan)
4.36%, 9/3/2025	100,000	100,000
4.36%, 9/4/2025	110,000	110,000
Skandinaviska Enskilda Banken AB (Sweden)
4.54%, 11/10/2025	121,000	121,023
4.32%, 12/29/2025	38,000	38,006
4.32%, 12/29/2025	100,000	100,004
4.55%, 2/18/2026	50,000	50,055
Societe Generale SA (France)
4.34%, 9/3/2025	12,500	12,500
4.48%, 10/22/2025	200,000	200,006
Standard Chartered Bank (United Kingdom)
(SOFR + 0.27%), 4.61%, 9/2/2025 (e)	135,000	135,002
4.47%, 10/21/2025	150,000	150,002
State Street Bank & Trust Co. (SOFR + 0.27%), 4.63%, 9/2/2025 (e)	280,000	280,052
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.18%), 4.52%, 9/2/2025 (e)	210,000	210,005
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	50,000	50,005
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	92,000	92,018
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	128,000	128,026
(SOFR + 0.25%), 4.59%, 9/2/2025 (e)	220,000	220,052
(SOFR + 0.25%), 4.61%, 9/2/2025 (e)	75,000	75,018
(SOFR + 0.35%), 4.69%, 9/2/2025 (e)	50,000	50,013
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.16%), 4.50%, 9/2/2025 (e)	326,000	326,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (e)	125,000	125,039
Swedbank AB (Sweden) (SOFR + 0.21%), 4.57%, 9/2/2025 (e)	76,000	76,007
Wells Fargo Bank NA (SOFR + 0.31%), 4.65%, 9/2/2025 (e)	100,000	100,029
Woori Bank (South Korea) , 4.48%, 9/23/2025 (c)	300,000	300,011
Total Certificates of Deposit (Cost $13,621,278)		13,623,103
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 1.7%
U.S. Treasury Bills
4.10%, 10/2/2025 (d)	605,000	602,876
4.02%, 10/9/2025 (d)	526,000	523,732
3.97%, 4/16/2026 (d)	375,000	366,105
Total U.S. Treasury Obligations (Cost $1,492,485)		1,492,713
Total Short Term Investments (Cost $64,252,348)		64,253,124
Total Investments — 97.2% (Cost $87,551,316)		87,552,092
Other Assets in Excess of Liabilities — 2.8%		2,557,479
NET ASSETS — 100.0%		90,109,571

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2025.

(a)
Agency Joint Trading Account II - At August 31, 2025,
the Fund had proportionate interests in the Agency
Joint Trading Account II with a maturity date of
September 2, 2025, as follows for JPMorgan Prime
Money Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account II	$174,361	$174,445	$177,848

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	13

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Repurchase Agreements - At August 31, 2025, the Principal Amounts of the Fund's interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Prime Money Market Fund
Agency Joint Trading Account II
BofA Securities, Inc.	4.34%	$174,361

At August 31, 2025, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account II
FHLMC	1.50%-7.00%	2/1/2026-9/1/2055
FNMA	1.50%-7.00%	9/1/2035-3/1/2061

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2025.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.5%
Alabama — 0.4%
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 3.90%, 9/2/2025 (a)	5,830	5,830
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	4,050	4,050
Total Alabama		9,880
Alaska — 3.3%
Alaska Housing Finance Corp., Governmental Purpose Series 2009-A, Rev., VRDO, LIQ : FHLB, 2.68%, 9/8/2025 (a)	4,265	4,265
Alaska Housing Finance Corp., Home Mortgage
Series 2007A, Rev., VRDO, LIQ : FHLB, 2.68%, 9/8/2025 (a)	7,100	7,100
Series 2009B, Rev., VRDO, LIQ : FHLB, 2.70%, 9/8/2025 (a)	30,110	30,110
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 3.90%, 9/2/2025 (a)	8,845	8,845
Series 1993B, Rev., VRDO, 3.90%, 9/2/2025 (a)	18,990	18,990
Series 1993C, Rev., VRDO, 3.90%, 9/2/2025 (a)	19,735	19,735
Total Alaska		89,045
Arizona — 4.6%
Arizona Board of Regents, State University Series 2025C, Rev., VRDO, 2.62%, 9/8/2025 (a)	84,345	84,345
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (a)	28,595	28,595
Arizona Industrial Development Authority, Multi- Family Housing Townhomes On Earley Project Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (a)	6,930	6,930
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 2.81%, 9/4/2025 (a)	360	360
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6037, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	2,835	2,835
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 2.88%, 9/8/2025 (a) (b)	1,000	1,000
Total Arizona		124,065
California — 2.5%
Deutsche Bank Spears
Series DB-8144, GO, VRDO, LIQ : Deutsche Bank AG, 3.50%, 9/2/2025 (a) (b)	5,900	5,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series DB-8172A, GO, VRDO, LIQ : Deutsche Bank AG, 3.75%, 9/2/2025 (a) (b)	4,580	4,580
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	3,213	3,213
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	28,880	28,880
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.74%, 9/8/2025 (a) (b)	1,200	1,200
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	6,665	6,665
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,375	2,375
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.77%, 9/8/2025 (a) (b)	9,715	9,715
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	5,015	5,015
Total California		67,543
Colorado — 2.5%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (a)	35,835	35,835
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	10,000	10,000
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 2.75%, 9/8/2025 (a)	11,400	11,400
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
University of Colorado, Hospital Authority Series 2018B, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	4,300	4,300
Total Colorado		69,535
Connecticut — 1.4%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (a)	26,000	26,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (a)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,010	3,010
Total Connecticut		39,010
District of Columbia — 1.6%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024B, Subseries B-2, Rev., VRDO, LIQ : TD Bank NA, 3.88%, 9/2/2025 (a)	17,950	17,950
District of Columbia, Progressive Life Center Series 2008A, Rev., VRDO, LOC : Truist Bank, 3.50%, 9/8/2025 (a)	655	655
Metropolitan Washington Airports Authority Aviation Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	2,660	2,660
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	13,535	13,535
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,360	1,360
Series 2025-XF3433, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	2,415	2,415
Series 2024-XL0561, Rev., VRDO, LIQ : Bank of America NA, 2.78%, 9/8/2025 (a) (b)	2,500	2,500
Total District of Columbia		42,865
Florida — 6.5%
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 2.85%, 9/8/2025 (a)	10,000	10,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.75%, 9/8/2025 (a)	32,000	32,000
Deutsche Bank Spears Series DB-8160, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	6,015	6,015
Highlands County Health Facilities Authority, Adventist Health System Series 2012I-2, Rev., VRDO, 2.67%, 9/8/2025 (a)	6,375	6,375
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (a)	16,550	16,550
New Hampshire Business Finance Authority Series 2025-VRS101, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	14,900	14,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	16,000	16,000
Series 25-VRS214, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6031, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	8,840	8,840
Series 2024-BAML6032, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	10,485	10,485
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	8,000	8,000
Series 2025-XM1247, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	4,435	4,435
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,650	4,650
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-XF1808, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Series 2025-ZF3457, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,945	3,945
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 2.78%, 9/8/2025 (a) (b)	4,960	4,960
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 2.85%, 9/8/2025 (a) (b)	7,240	7,240
Total Florida		178,410
Georgia — 1.9%
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 2.88%, 9/8/2025 (a)	14,000	14,000
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	3,200	3,200
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	10,000	10,000
Series 2024-XX1341, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	13,950	13,950
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2025-ZF1829, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,445	4,445
Series 2024-XF1786, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	7,595	7,595
Total Georgia		53,190
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XL0590, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Idaho — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,705	1,705
Illinois — 5.3%
Illinois Educational Facilities Authority, University of Chicago Medical Center Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 3.75%, 9/2/2025 (a)	1,925	1,925
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 2.70%, 9/8/2025 (a)	23,240	23,240
Illinois Finance Authority, OSF Healthcare System Series 2018C, Rev., VRDO, LOC : PNC Bank NA, 3.75%, 9/2/2025 (a)	12,835	12,835
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.71%, 9/8/2025 (a)	3,525	3,525
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (a)	8,100	8,100
Public Finance Authority
Series 2025-VRS206, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	23,600	23,600
Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1326, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	4,565	4,565
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	27,310	27,310
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	7,065	7,065
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	11,300	11,300
Total Illinois		143,465
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — 0.5%
Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series 2009A-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.75%, 9/2/2025 (a)	13,265	13,265
Iowa — 2.2%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.00%, 9/8/2025 (a) (b)	3,100	3,100
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 2.76%, 9/8/2025 (a)	29,300	29,300
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2021E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.73%, 9/8/2025 (a)	6,650	6,650
Series 2022E, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.73%, 9/8/2025 (a)	6,665	6,665
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.78%, 9/8/2025 (a)	3,990	3,990
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,300	4,300
Series 2025-XG0599, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,625	5,625
Total Iowa		59,630
Kansas — 0.9%
Kansas Development Finance Authority, KU Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (a)	12,130	12,130
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (a)	13,500	13,500
Total Kansas		25,630
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, Goodwill Industries of Kentucky, Inc., Project, Rev., VRDO, LOC : PNC Bank NA, 2.70%, 9/8/2025 (a)	31,725	31,725
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	10,950	10,950
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,470	5,470
Total Kentucky		48,145
Louisiana — 2.9%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010, Rev., VRDO, 3.92%, 9/2/2025 (a)	8,550	8,550
Series 2010B, Rev., VRDO, 3.92%, 9/2/2025 (a)	40,200	40,200
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 2.90%, 9/8/2025 (a)	4,750	4,750
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	25,000	25,000
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	685	685
Total Louisiana		79,185
Maryland — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	5,615	5,615
Massachusetts — 0.6%
Deutsche Bank Spears Series 2024-DB-8145, GO, VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	9,500	9,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	4,500	4,500
Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,215	1,215
Total Massachusetts		15,215
Michigan — 2.6%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,550	4,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Series 2024-XL0550, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	8,120	8,120
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-XF1874, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Series 2025-XF3362, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,560	3,560
Series 2025-XF3385, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,600	4,600
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	5,000	5,000
University of Michigan Series 2012-A, Rev., VRDO, 2.53%, 9/8/2025 (a)	36,010	36,010
Total Michigan		70,615
Minnesota — 0.3%
Midwest Consortium of Municipal Utilities, Draw Down Assignment Financing Program Series 2005B, Rev., VRDO, LOC : US Bank NA, 2.80%, 9/8/2025 (a)	3,905	3,905
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 2.75%, 9/8/2025 (a) (b)	3,400	3,400
Total Minnesota		7,305
Mississippi — 3.6%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.75%, 9/2/2025 (a)	8,895	8,895
Series 2007C, Rev., VRDO, 3.75%, 9/2/2025 (a)	17,985	17,985
Series 2007E, Rev., VRDO, 3.75%, 9/2/2025 (a)	10,230	10,230
Series 2009A, Rev., VRDO, 3.75%, 9/2/2025 (a)	6,105	6,105
Series 2009B, Rev., VRDO, 3.75%, 9/2/2025 (a)	1,860	1,860
Series 2009C, Rev., VRDO, 3.75%, 9/2/2025 (a)	4,975	4,975
Series 2009E, Rev., VRDO, 3.75%, 9/2/2025 (a)	9,920	9,920
Series 2009F, Rev., VRDO, 3.75%, 9/2/2025 (a)	2,580	2,580
Series 2009G, Rev., VRDO, 3.75%, 9/2/2025 (a)	17,285	17,285
Series 2010I, Rev., VRDO, 3.75%, 9/2/2025 (a)	9,840	9,840
Series 2011G, Rev., VRDO, 3.75%, 9/2/2025 (a)	9,400	9,400
Total Mississippi		99,075
Missouri — 3.8%
City of Kansas City, H ROE Bartle Convention Center Series 2008E, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.76%, 9/8/2025 (a)	5,650	5,650
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 2.67%, 9/8/2025 (a)	4,740	4,740
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 3.99%, 9/2/2025 (a)	6,240	6,240
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 2.93%, 9/8/2025 (a)	1,330	1,330
Missouri Development Finance Board, Nelson Gallery Foundation (The)
Series 2004A, Rev., VRDO, LIQ : Northern Trust Co. (The), 3.75%, 9/2/2025 (a)	19,900	19,900
Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 3.75%, 9/2/2025 (a)	25,000	25,000
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (a)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	16,760	16,760
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 2.78%, 9/8/2025 (a)	2,985	2,985
Tender Option Bond Trust Receipts/Certificates
Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-XF1839, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,950	2,950
Total Missouri		103,030
Nebraska — 1.1%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 2.76%, 9/8/2025 (a)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	2,660	2,660
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	7,980	7,980
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	1,910	1,910
Series 2025-XG0604, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,120	5,120
Total Nebraska		28,970
New Jersey — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XX1408, Rev., VRDO, LOC : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	4,000	4,000
New Mexico — 0.4%
County of Sandoval, Multi-Family Sandoval Flats Project Series 2024A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (a)	12,010	12,010
New York — 14.1%
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.90%, 9/2/2025 (a)	9,500	9,500
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.97%, 9/2/2025 (a)	4,800	4,800
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/2/2025 (a)	45,115	45,115
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	11,175	11,175
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	5,000	5,000
Deutsche Bank Spears
Series DB-8139, GO, VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	1,900	1,900
Series DB-8164, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	22,795	22,795
Series DB-8175, GO, VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	5,395	5,395
Metropolitan Transportation Authority Series 2002D, Subseries2B, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	7,810	7,810
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	2,175	2,175
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	1,900	1,900
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	16,790	16,790
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.94%, 9/2/2025 (a)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (a)	6,160	6,160
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (a)	39,190	39,190
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/2/2025 (a)	6,260	6,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 9/2/2025 (a)	4,950	4,950
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (a)	8,165	8,165
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (a)	12,625	12,625
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018C-7, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	6,225	6,225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (a)	44,800	44,800
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	9,050	9,050
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2026 Series 2026, Subseries A-2, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/2/2025 (a)	13,400	13,400
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (b)	19,800	19,800
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	3,275	3,275
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,675	2,675
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1389, Rev., VRDO, LIQ : Barclays Bank plc, 3.85%, 9/2/2025 (a) (b)	2,000	2,000
Series 2025-XG0624, Rev., VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	3,455	3,455
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	7,355	7,355
Series 2025-XL0617, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,975	3,975
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 3.85%, 9/2/2025 (a)	18,155	18,155
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.85%, 9/2/2025 (a)	14,975	14,975
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	13,260	13,260
Total New York		384,105
North Carolina — 0.0% ^
North Carolina Capital Facilities Finance Agency, Rocky Mountain Prep School Series 2007, Rev., VRDO, LOC : Truist Bank, 3.50%, 9/8/2025 (a)	960	960
Ohio — 3.0%
Cleveland-Cuyahoga County Port Authority, Museum of Natural History Project
Series 2005B, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (a)	14,250	14,250
Series D, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (a)	4,580	4,580
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (a)	150	150
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	150	150
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	9,000	9,000
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	10,000	10,000
State of Ohio, Cleveland Clinic Health System Series 2019E, Rev., VRDO, LIQ : PNC Bank NA, 3.75%, 9/2/2025 (a)	22,625	22,625
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	4,625	4,625
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,815	3,815
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	6,775	6,775
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,950	3,950
Total Ohio		81,985
Oregon — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0600, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,535	1,535
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	5,885	5,885
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	4,000	4,000
Total Other		9,885
Pennsylvania — 5.0%
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 3.90%, 9/2/2025 (a)	49,535	49,535
Delaware Valley Regional Finance Authority, Local Government
Series 2024B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	22,350	22,350
Series 2007B, Rev., VRDO, LOC : PNC Bank NA, 2.70%, 9/8/2025 (a)	5,800	5,800
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Pennsylvania Turnpike Commission Series 2023B, Rev., VRDO, LOC : TD Bank NA, 2.72%, 9/8/2025 (a)	5,900	5,900
Philadelphia Gas Works Co. Series C, Rev., VRDO, LOC : TD Bank NA, 2.72%, 9/8/2025 (a)	10,855	10,855
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	2,180	2,180
Tender Option Bond Trust Receipts/Certificates
Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	4,180	4,180
Series 2025-XL0673, Rev., VRDO, LIQ : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	4,270	4,270
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,350	1,350
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,125	3,125
Series 2024-XF1769, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-XF3360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,935	2,935
Series 2025-XG0626, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-XM1218, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	910	910
Series 2025-XM1300, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-ZF3365, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,875	1,875
Series 2025-ZF3366, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,885	1,885
Series 2024-XF1707, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	5,330	5,330
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 2.78%, 9/8/2025 (a) (b)	2,500	2,500
Total Pennsylvania		135,230
South Dakota — 0.4%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 2.73%, 9/8/2025 (a)	12,110	12,110
Tennessee — 3.8%
Johnson City Health and Educational Facilities Board, Ballad Health Series 2022C, Rev., VRDO, LOC : Truist Bank, 2.77%, 9/8/2025 (a)	30,000	30,000
Metropolitan Knoxville Airport Authority, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	16,160	16,160
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Public Building Authority of Sevier County, Local Government Public Improvement
Series VII-B-2, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	11,625	11,625
Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	26,450	26,450
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-XG0611, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	1,970	1,970
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	1,200	1,200
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 2.78%, 9/8/2025 (a) (b)	3,720	3,720
Total Tennessee		102,525
Texas — 7.1%
Board of Regents of the University of Texas System Series 2008B, Rev., VRDO, LIQ : University of Texas Investment Management Co. (The), 2.60%, 9/8/2025 (a)	20,000	20,000
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (a)	6,490	6,490
Deutsche Bank Spears Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	4,300	4,300
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 3.95%, 9/2/2025 (a)	1,480	1,480
Rev., VRDO, 3.95%, 9/2/2025 (a)	8,422	8,422
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a)	7,195	7,195
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 3.90%, 9/2/2025 (a)	9,975	9,975
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3259, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	9,675	9,675
Series 2025-XX1393, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	5,825	5,825
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	11,762	11,762
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	8,175	8,175
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 2.75%, 9/8/2025 (a) (b)	700	700
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	2,000	2,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	3,000	3,000
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,440	3,440
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,760	2,760
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	2,675	2,675
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,200	5,200
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,335	5,335
Series 2023-XL0500, Rev., VRDO, LIQ : UBS AG, 2.76%, 9/8/2025 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,800	2,800
Series 2025-XF3431, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	1,800	1,800
Series 2025-XF3432, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XF3437, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Series 2025-XF8021, GO, VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-XG0596, GO, VRDO, PSF-GTD, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,410	3,410
Series 2025-XL0686, GO, VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-YX1412, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,035	3,035
Series 2025-ZF3369, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-ZF3370, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-ZF3461, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	4,250	4,250
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	2,805	2,805
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (a)	29,825	29,825
Total Texas		194,094
Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 2.70%, 9/8/2025 (a)	2,460	2,460
Vermont — 0.1%
Vermont Educational and Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC : TD Bank NA, 3.91%, 9/2/2025 (a)	2,675	2,675
Virginia — 4.0%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 2.73%, 9/8/2025 (a)	3,700	3,700
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 2.75%, 9/8/2025 (a)	5,540	5,540
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	5,950	5,950
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	5,000	5,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group
Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (a)	47,320	47,320
Series 2020B, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (a)	20,215	20,215
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,800	1,800
Series 2024-XG0560, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	9,130	9,130
Series 2024-XM1176, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,300	3,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,050	4,050
Series 2025-XX1394, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,125	4,125
Total Virginia		110,130
Washington — 0.8%
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 2.77%, 9/8/2025 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	10,520	10,520
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,670	1,670
Series 2025-ZF1820, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,250	1,250
Total Washington		21,110
Wisconsin — 3.4%
Public Finance Authority Series 2025-VRS301, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	13,000	13,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	1,785	1,785
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	1,455	1,455
Series 2024-XL0554, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	7,500	7,500
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 3.90%, 9/2/2025 (a)	35,735	35,735
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	23

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	875	875
Wisconsin Housing and Economic Development Authority Home Ownership Series 2016C, Rev., AMT, VRDO, FNMA COLL, LIQ : Royal Bank of Canada, 2.73%, 9/8/2025 (a)	2,290	2,290
Wisconsin Housing and Economic Development Authority Housing
Series 2022C, Rev., VRDO, LIQ : FHLB, 2.68%, 9/8/2025 (a)	4,650	4,650
Series 2023C, Rev., VRDO, LIQ : FHLB, 2.73%, 9/8/2025 (a)	10,000	10,000
Total Wisconsin		93,400
Total Municipal Bonds (Cost $2,545,277)		2,545,277
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.3%
California — 0.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.76%, 9/8/2025# (b)	7,000	7,000
New York — 1.0%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 2, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025# (b)	13,600	13,600
Series 5, LIQ : TD Bank NA, 2.80%, 9/8/2025# (b)	14,200	14,200
Total New York		27,800
Other — 5.0%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.78%, 9/8/2025# (b)	46,700	46,700
Series 5, LIQ : Societe Generale, 2.78%, 9/8/2025# (b)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 2.81%, 9/4/2025# (b)	34,400	34,400
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Series 5-1000, LOC : Sumitomo Mitsui Banking Corp., 2.79%, 9/8/2025# (b)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 2.82%, 9/8/2025# (b)	13,400	13,400
Total Other		136,900
Total Variable Rate Demand Preferred Shares (Cost $171,700)		171,700
Total Investments — 99.8% (Cost $2,716,977) *		2,716,977
Other Assets in Excess of Liabilities — 0.2%		5,175
NET ASSETS — 100.0%		2,722,152

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 20.2%
BMO Capital Markets Corp., 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $40,020, collateralized by Asset-Backed Securities, 12.72%, due 3/25/2036, Collateralized Mortgage Obligations, 3.67% - 7.69%, due 5/15/2048 - 10/25/2063, Corporate Notes and Bonds, 4.25% - 6.63%, due 9/30/2026 - 4/1/2035, FHLMC, 1.11% - 5.16%, due 10/25/2030 - 5/25/2051, FNMA, 3.27% - 5.30%, due 2/1/2028 - 1/25/2055 and GNMA, 6.56%, due 5/20/2075, with a value of $42,996.	40,000	40,000
BMO Capital Markets Corp., 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $110,054, collateralized by Asset-Backed Securities, 1.97% - 10.82%, due 12/10/2028 - 5/25/2054, Collateralized Mortgage Obligations, 1.65% - 9.33%, due 12/15/2036 - 8/25/2070, Corporate Notes and Bonds, 2.45% - 9.63%, due 8/4/2026 - 9/15/2032, FHLMC, 1.11% - 5.16%, due 10/25/2030 - 2/25/2041 and FNMA, 5.30%, due 1/25/2055, with a value of $118,419.	110,000	110,000
BMO Capital Markets Corp., 4.43%, dated 8/29/2025, due 9/5/2025, repurchase price $50,043, collateralized by Asset-Backed Securities, 2.20% - 13.03%, due 12/15/2025 - 8/20/2055, Collateralized Mortgage Obligations, 0.31% - 6.56%, due 5/18/2042 - 7/17/2057, Corporate Notes and Bonds, 2.40% - 5.30%, due 3/15/2026 - 8/15/2052 and FNMA, 5.30%, due 1/25/2055, with a value of $54,483.	50,000	50,000
BMO Capital Markets Corp., 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $20,017, collateralized by Asset-Backed Securities, 4.86%, due 4/25/2037, Collateralized Mortgage Obligations, 5.43% - 7.17%, due 6/25/2036 - 8/25/2070, Corporate Notes and Bonds, 4.75% - 8.88%, due 1/15/2029 - 3/15/2033 and FNMA, 5.30%, due 1/25/2055, with a value of $21,669.	20,000	20,000
BMO Capital Markets Corp., 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $20,017, collateralized by Asset-Backed Securities, 4.95% - 11.54%, due 1/27/2031 - 6/25/2065, Corporate Notes and Bonds, 4.00% - 8.75%, due 7/15/2030 - 3/27/2036 and FNMA, 5.00% - 5.30%, due 1/25/2055 - 7/25/2055, with a value of $21,804.	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 4.49%, dated 8/29/2025, due 9/5/2025, repurchase price $317,277, collateralized by Asset-Backed Securities, 1.37% - 8.27%, due 7/21/2031 - 7/20/2038, Collateralized Mortgage Obligations, 2.50% - 6.00%, due 7/8/2031 - 5/25/2065, Corporate Notes and Bonds, 0.55% - 8.45%, due 9/1/2025 - 12/31/2079^^ and FHLMC, 3.34% - 4.85%, due 4/25/2028 - 9/25/2028, with a value of $335,887.	317,000	317,000
BNP Paribas SA, 4.57%, dated 8/29/2025, due 9/5/2025, repurchase price $375,333, collateralized by Asset-Backed Securities, 4.43% - 5.98%, due 9/27/2027 - 7/20/2038, Collateralized Mortgage Obligations, 0.00% - 7.50%, due 11/15/2027 - 10/25/2067, Corporate Notes and Bonds, 1.00% - 9.40%, due 9/15/2025 - 12/31/2079^^ and FHLMC, 2.72% - 4.94%, due 7/25/2026 - 11/25/2030, with a value of $399,064.	375,000	375,000
BNP Paribas SA, 4.75%, dated 8/29/2025, due 10/3/2025, repurchase price $115,531, collateralized by Corporate Notes and Bonds, 0.00% - 14.00%, due 10/31/2025 - 1/15/2084, with a value of $126,658.	115,000	115,000
BNP Paribas SA, 4.75%, dated 8/29/2025, due 10/3/2025, repurchase price $763,510, collateralized by Asset-Backed Securities, 8.37%, due 4/15/2050 and Corporate Notes and Bonds, 2.60% - 14.38%, due 9/17/2025 - 1/15/2084^^, with a value of $839,416.	760,000	760,000
BofA Securities, Inc., 4.76%, dated 8/29/2025, due 12/2/2025, repurchase price $810,049, collateralized by Asset-Backed Securities, 0.00% - 12.75%, due 1/19/2023 - 7/15/2069, Collateralized Mortgage Obligations, 0.00% - 5.61%, due 7/25/2032 - 6/25/2065, Commercial Paper, 0.00%, due 9/19/2025, Corporate Notes and Bonds, 0.00%, due 5/9/2026 - 5/29/2049^^, FNMA, 7.86% - 14.10%, due 10/25/2039 - 11/25/2053 and Sovereign Government Securities, 4.98% - 9.25%, due 9/15/2027 - 4/20/2055, with a value of $877,029.	800,000	800,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $700,342, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 5/15/2030 - 3/31/2032, with a value of $714,000.	700,000	700,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Citigroup Global Markets Holdings, Inc., 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $750,366, collateralized by U.S. Treasury Securities, 0.13% - 4.50%, due 12/31/2031 - 8/15/2034, with a value of $765,000.	750,000	750,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $250,152, collateralized by Asset-Backed Securities, 4.96% - 6.90%, due 4/15/2030 - 3/25/2055, Collateralized Mortgage Obligations, 3.93% - 5.85%, due 2/12/2047 - 9/12/2047, Commercial Paper, 0.00%, due 9/30/2025 - 3/23/2026, Corporate Notes and Bonds, 2.96% - 10.63%, due 4/1/2026 - 2/15/2051, FHLMC, 4.48%, due 5/5/2027 and Sovereign Government Securities, 0.63% - 6.13%, due 1/22/2026 - 6/1/2050, with a value of $263,276.	250,000	250,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 4.25%, due 2/15/2054, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,750,842, collateralized by U.S. Treasury Securities, 0.63% - 4.63%, due 1/15/2026 - 2/15/2048, with a value of $1,785,000.	1,750,000	1,750,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $4,502,165, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 9/30/2030 - 5/31/2031, with a value of $4,590,000.	4,500,000	4,500,000
Goldman Sachs & Co. LLC, 4.71%, dated 8/29/2025, due 10/27/2025, repurchase price $377,895, collateralized by Asset-Backed Securities, 3.75% - 12.14%, due 4/15/2027 - 6/25/2065, Collateralized Mortgage Obligations, 0.50% - 6.59%, due 5/7/2030 - 12/16/2072 and Corporate Notes and Bonds, 0.00% - 14.40%, due 9/9/2025 - 6/15/2038^^, with a value of $404,491.	375,000	375,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.73%, dated 8/29/2025, due 10/27/2025, repurchase price $574,419, collateralized by Asset-Backed Securities, 0.00% - 12.78%, due 12/15/2025 - 5/25/2065, Collateralized Mortgage Obligations, 0.00% - 11.14%, due 8/17/2026 - 5/25/2061, Corporate Notes and Bonds, 0.00% - 11.88%, due 9/15/2025 - 1/28/2060 and Sovereign Government Securities, 9.50%, due 7/15/2052, with a value of $612,460.	570,000	570,000
ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by Corporate Notes and Bonds, 2.13% - 5.90%, due 7/13/2026 - 3/2/2028, with a value of $105,052.	100,000	100,000
ING Financial Markets LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $180,088, collateralized by Common Stocks, with a value of $194,495.	180,000	180,000
ING Financial Markets LLC, 4.65%, dated 8/29/2025, due 10/14/2025, repurchase price $352,080, collateralized by Common Stocks, with a value of $380,734.	350,000	350,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/2/2025, repurchase price $105,052, collateralized by Asset-Backed Securities, 4.15% - 11.73%, due 9/17/2029 - 5/9/2039, Collateralized Mortgage Obligations, 2.86% - 7.24%, due 5/12/2034 - 10/25/2065, Corporate Notes and Bonds, 2.59% - 11.25%, due 3/15/2027 - 12/31/2079 and Sovereign Government Securities, 6.00% - 7.13%, due 2/12/2032 - 10/20/2033, with a value of $112,518.	105,000	105,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/2/2025, repurchase price $175,087, collateralized by Asset-Backed Securities, 3.01% - 12.94%, due 2/15/2029 - 4/20/2038, Collateralized Mortgage Obligations, 5.13% - 6.06%, due 8/15/2036 - 7/15/2044, Corporate Notes and Bonds, 2.62% - 10.00%, due 4/20/2027 - 3/30/2051 and Sovereign Government Securities, 4.25% - 7.13%, due 4/14/2026 - 1/3/2035, with a value of $187,607.	175,000	175,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.49%, dated 8/29/2025, due 9/2/2025, repurchase price $425,212, collateralized by Asset-Backed Securities, 3.51% - 11.73%, due 10/23/2031 - 11/25/2053, Collateralized Mortgage Obligations, 1.96% - 6.95%, due 5/12/2034 - 4/25/2064, Corporate Notes and Bonds, 2.59% - 10.00%, due 2/1/2026 - 1/15/2067 and Sovereign Government Securities, 3.75% - 8.60%, due 4/7/2026 - 1/3/2035, with a value of $453,873.	425,000	425,000
Natixis SA, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $100,062, collateralized by Common Stocks, with a value of $108,081.	100,000	100,000
Natixis SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $100,086, collateralized by Asset-Backed Securities, 2.70% - 10.73%, due 10/17/2033 - 5/9/2039, Collateralized Mortgage Obligations, 2.83% - 6.85%, due 11/25/2035 - 2/25/2067, Corporate Notes and Bonds, 1.90% - 10.00%, due 5/15/2027 - 12/31/2079 and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $107,162.	100,000	100,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $50,044, collateralized by Asset-Backed Securities, 5.78% - 5.82%, due 12/15/2032 - 4/23/2038, Collateralized Mortgage Obligations, 4.80% - 6.57%, due 2/12/2036 - 12/25/2046 and Corporate Notes and Bonds, 4.00% - 10.00%, due 11/1/2026 - 3/15/2082^^, with a value of $54,146.	50,000	50,000
Natixis SA, 4.48%, dated 8/29/2025, due 9/5/2025, repurchase price $140,122, collateralized by Asset-Backed Securities, 4.80% - 6.72%, due 2/15/2029 - 5/9/2039, Collateralized Mortgage Obligations, 2.34% - 6.27%, due 4/15/2032 - 2/25/2067, Corporate Notes and Bonds, 2.59% - 8.00%, due 1/20/2028 - 4/25/2053^^ and Sovereign Government Securities, 6.00% - 7.13%, due 4/7/2026 - 2/12/2032, with a value of $148,389.	140,000	140,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pershing LLC, 4.73%, dated 8/29/2025, due
11/6/2025, repurchase price $110,997,
collateralized by Asset-Backed Securities,
5.00% - 9.99%, due 12/16/2030 -
1/25/2065, Certificates of Deposit, 3.95% -
4.45%, due 7/5/2030 - 8/27/2030,
Collateralized Mortgage Obligations, 0.00%,
due 8/29/2029, Corporate Notes and Bonds,
0.00% - 9.50%, due 3/15/2026 -
9/15/2055^^, FNMA, 5.50%, due 7/25/2035,
GNMA, 5.50% - 7.00%, due 8/20/2039 -
1/20/2054, Municipal Debt Securities, 2.76% -
9.50%, due 1/1/2039 - 1/1/2065 and
U.S. Treasury Securities, 0.00% - 4.75%, due
9/15/2025 - 8/15/2048, with a value of
$117,841.
	110,000	110,000
RBC Capital Markets LLC, 4.43%, dated 8/29/2025, due 9/3/2025, repurchase price $350,215, collateralized by Commercial Paper, 0.00%, due 10/10/2025 - 10/27/2025, Corporate Notes and Bonds, 0.00% - 13.00%, due 10/31/2025 - 4/4/2051^^ and Sovereign Government Securities, 3.25%, due 8/12/2026, with a value of $367,714.	350,000	350,000
RBC Capital Markets LLC, 4.43%, dated 8/29/2025, due 9/4/2025, repurchase price $80,059, collateralized by Commercial Paper, 0.00%, due 10/9/2025 - 2/24/2026 and Corporate Notes and Bonds, 0.75% - 6.50%, due 1/6/2026 - 9/15/2059, with a value of $84,000.	80,000	80,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by Asset-Backed Securities, 5.50%, due 1/25/2038, Corporate Notes and Bonds, 2.05% - 6.25%, due 3/4/2027 - 8/12/2061^^, Sovereign Government Securities, 0.55% - 5.50%, due 10/21/2025 - 7/2/2054 and U.S. Treasury Securities, 0.00% - 4.25%, due 11/30/2026 - 8/15/2053, with a value of $104,959.	100,000	100,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $150,073, collateralized by Asset-Backed Securities, 5.43% - 5.50%, due 1/25/2038 - 4/23/2038, Corporate Notes and Bonds, 1.43% - 7.13%, due 1/17/2027 - 12/31/2079, Sovereign Government Securities, 1.00% - 5.20%, due 9/16/2030 - 9/5/2049 and U.S. Treasury Securities, 0.00% - 1.88%, due 12/26/2025 - 2/15/2054, with a value of $157,598.	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 4.47%, dated 8/29/2025, due 9/2/2025, repurchase price $60,030, collateralized by Asset-Backed Securities, 5.41% - 8.30%, due 7/17/2030 - 4/23/2038, Corporate Notes and Bonds, 2.63% - 11.00%, due 12/1/2026 - 11/13/2047 and Sovereign Government Securities, 5.95% - 9.38%, due 9/30/2027 - 3/15/2035, with a value of $64,130.	60,000	60,000
Societe Generale SA, 4.47%, dated 8/29/2025, due 9/2/2025, repurchase price $75,037, collateralized by Asset-Backed Securities, 5.82% - 8.30%, due 7/17/2030 - 3/17/2038, Collateralized Mortgage Obligations, 4.08% - 9.62%, due 4/17/2034 - 9/25/2059, Corporate Notes and Bonds, 1.25% - 10.50%, due 9/15/2025 - 11/15/2066^^ and Sovereign Government Securities, 4.88% - 9.88%, due 4/7/2026 - 1/27/2045, with a value of $80,805.	75,000	75,000
Societe Generale SA, 4.40%, dated 8/29/2025, due 9/4/2025, repurchase price $435,319, collateralized by Asset-Backed Securities, 5.34%, due 4/20/2038, Collateralized Mortgage Obligations, 4.56%, due 12/17/2049, Corporate Notes and Bonds, 1.43% - 8.13%, due 12/8/2025 - 12/31/2079^^, Sovereign Government Securities, 1.75% - 5.20%, due 8/1/2028 - 9/18/2034 and U.S. Treasury Securities, 0.00% - 1.75%, due 3/31/2026 - 8/15/2054, with a value of $456,649.	435,000	435,000
Societe Generale SA, 4.51%, dated 8/29/2025, due 10/8/2025, repurchase price $125,626, collateralized by Asset-Backed Securities, 8.30%, due 7/17/2030, Collateralized Mortgage Obligations, 4.19% - 7.40%, due 9/28/2036 - 1/18/2039, Corporate Notes and Bonds, 3.88% - 11.50%, due 1/15/2028 - 11/15/2066^^, Sovereign Government Securities, 5.00% - 9.88%, due 4/7/2026 - 5/11/2047 and U.S. Treasury Securities, 0.00%, due 2/15/2039 - 8/15/2054, with a value of $136,024.	125,000	125,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.70%, dated 8/29/2025, due 11/3/2025, repurchase price $302,585, collateralized by Asset-Backed Securities, 3.08% - 10.59%, due 7/17/2030 - 3/17/2038, Collateralized Mortgage Obligations, 3.05% - 10.62%, due 4/17/2034 - 1/16/2060, Corporate Notes and Bonds, 3.02% - 12.50%, due 3/6/2026 - 11/15/2066^^, Sovereign Government Securities, 1.25% - 9.88%, due 4/7/2026 - 7/23/2060 and U.S. Treasury Securities, 0.00% - 1.63%, due 9/30/2025 - 2/15/2054, with a value of $326,296.	300,000	300,000
TD Securities USA LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $175,086, collateralized by Municipal Debt Securities, 5.00% - 5.25%, due 3/1/2034 - 2/15/2055, with a value of $183,841.	175,000	175,000
TD Securities USA LLC, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $400,345, collateralized by Municipal Debt Securities, 1.81% - 8.00%, due 9/1/2030 - 12/1/2054, with a value of $423,215.	400,000	400,000
TD Securities USA LLC, 4.46%, dated 8/29/2025, due 9/5/2025, repurchase price $125,108, collateralized by Municipal Debt Securities, 5.00% - 5.25%, due 6/1/2037 - 1/1/2054, with a value of $132,259.	125,000	125,000
TD Securities USA LLC, 4.68%, dated 8/29/2025, due 10/20/2025, repurchase price $75,507, collateralized by Corporate Notes and Bonds, 2.30% - 8.25%, due 2/11/2026 - 4/1/2056 and Municipal Debt Securities, 3.08% - 5.50%, due 3/1/2027 - 12/1/2054, with a value of $79,582.	75,000	75,000
Wells Fargo Securities LLC, 4.40%, dated 8/29/2025, due 9/2/2025, repurchase price $25,012, collateralized by Commercial Paper, 0.00%, due 9/2/2025 - 6/10/2026, with a value of $26,273.	25,000	25,000
Wells Fargo Securities LLC, 4.46%, dated 8/29/2025, due 9/3/2025, repurchase price $40,025, collateralized by Certificates of Deposit, 0.00% - 4.93%, due 9/18/2025 - 1/2/2029, with a value of $42,037.	40,000	40,000
Wells Fargo Securities LLC, 4.40%, dated 8/29/2025, due 9/4/2025, repurchase price $170,125, collateralized by Commercial Paper, 0.00%, due 9/29/2025 - 3/25/2026, with a value of $178,653.	170,000	170,000
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 4.46%, dated 8/29/2025, due 9/5/2025, repurchase price $225,195, collateralized by Certificates of Deposit, 0.00% - 5.10%, due 9/8/2025 - 8/6/2030, with a value of $236,455.	225,000	225,000
Wells Fargo Securities LLC, 4.70%, dated 8/29/2025, due 10/17/2025, repurchase price $110,704, collateralized by Commercial Paper, 0.00%, due 9/9/2025 - 4/1/2026, with a value of $116,405.	110,000	110,000
Wells Fargo Securities LLC, 4.78%, dated 8/29/2025, due 11/3/2025, repurchase price $70,613, collateralized by Commercial Paper, 0.00%, due 9/5/2025 - 11/14/2025, with a value of $74,378.	70,000	70,000
Wells Fargo Securities LLC, 4.78%, dated 8/29/2025, due 11/24/2025, repurchase price $202,310, collateralized by Commercial Paper, 0.00%, due 9/8/2025 - 6/10/2026, with a value of $212,510.	200,000	200,000
Total Repurchase Agreements (Cost $16,877,000)		16,877,000
Corporate Bonds — 0.7%
Banks — 0.7%
Bank of America NA
(SOFR + 0.24%), 4.60%, 9/2/2025 (a)	75,000	75,000
4.26%, 2/19/2026	177,000	177,000
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 4.53%, 9/2/2025 (a) (b)	50,000	50,000
(OBFR + 0.20%), 4.53%, 9/2/2025 (a) (b)	148,000	148,000
(OBFR + 0.25%), 4.58%, 9/2/2025 (a) (b)	135,000	135,000
Total Corporate Bonds (Cost $585,000)		585,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023N-2, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 4.35%, 9/8/2025 (c)	8,000	8,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Zions Bancorp. NA, 4.35%, 9/8/2025 (c)	15,355	15,355
Total Colorado		23,355
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.35%, 9/8/2025 (c)	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 9/8/2025 (c)	33,300	33,300
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 4.65%, 9/8/2025 (b) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 9/8/2025 (c)	14,500	14,500
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 4.38%, 9/8/2025 (c)	20,100	20,100
State of Texas, Veterans Lands Series 2025A, GO, VRDO, LIQ : Texas State Comptroller, 4.35%, 9/8/2025 (c)	25,000	25,000
Total Texas		59,600
Utah — 0.0% ^
Utah Housing Corp., Single Family Mortgage Series 2024K, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 9/8/2025 (c)	14,000	14,000
Total Municipal Bonds (Cost $239,255)		239,255
Short Term Investments — 76.3%
Commercial Paper — 38.7%
Albion Capital Corp. SA (Luxembourg), 4.44%, 10/28/2025 (d)	105,000	104,267
Antalis SA (France)
4.50%, 9/2/2025 (b) (d)	55,000	54,993
4.40%, 10/20/2025 (b) (d)	122,000	121,274
4.34%, 3/3/2026 (b) (d)	39,000	38,157
Atlantic Asset Securitization LLC, 4.19%, 5/21/2026 (b) (d)	25,000	24,261
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.14%), 4.48%, 9/2/2025 (a) (b)	25,000	25,000
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	120,000	120,000
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	100,000	100,000
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	138,000	138,000
(SOFR + 0.22%), 4.56%, 9/2/2025 (a) (b)	180,000	180,000
(SOFR + 0.26%), 4.60%, 9/2/2025 (a) (b)	100,000	100,000
4.34%, 10/27/2025 (b) (d)	100,000	99,330
4.33%, 10/29/2025 (b) (d)	47,000	46,674
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.33%, 10/31/2025 (b) (d)	71,000	70,491
4.35%, 3/2/2026 (b) (d)	100,000	97,846
4.25%, 3/19/2026 (b) (d)	36,000	35,173
4.15%, 5/11/2026 (b) (d)	100,000	97,179
Automatic Data Processing, Inc., 4.34%, 9/3/2025 (b) (d)	350,000	349,916
Banco Santander SA (Spain)
4.38%, 9/16/2025 (b) (d)	100,000	99,821
4.37%, 10/8/2025 (b) (d)	4,000	3,982
4.29%, 10/10/2025 (b) (d)	220,000	218,982
4.42%, 11/7/2025 (b) (d)	50,000	49,598
Bank of Montreal (Canada)
(SOFR + 0.28%), 4.62%, 9/2/2025 (a) (b)	113,000	113,000
(SOFR + 0.34%), 4.68%, 9/2/2025 (a) (b)	100,000	100,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	116,000	116,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a) (b)	50,000	50,000
(SOFR + 0.37%), 4.71%, 9/2/2025 (a) (b)	119,000	119,000
4.39%, 9/3/2025 (d)	98,000	97,976
4.48%, 11/21/2025 (d)	116,000	114,842
4.50%, 11/25/2025 (d)	40,000	39,580
4.40%, 2/3/2026 (d)	47,000	46,127
4.35%, 6/8/2026 (d)	62,000	59,970
4.29%, 7/7/2026 (d)	60,000	57,868
Bank of New Zealand (New Zealand), 4.47%, 10/2/2025 (b) (d)	75,000	74,716
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.31%), 4.65%, 9/2/2025 (a) (b)	210,000	210,000
(SOFR + 0.32%), 4.66%, 9/2/2025 (a) (b)	34,000	34,000
4.67%, 9/2/2025 (b)	70,000	70,000
4.34%, 10/31/2025 (b) (d)	118,000	117,152
4.46%, 11/12/2025 (b) (d)	163,000	161,561
4.39%, 2/20/2026 (b) (d)	70,000	68,560
Barclays Bank plc (United Kingdom)
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	30,000	30,000
4.34%, 10/7/2025 (b) (d)	105,000	104,554
4.43%, 12/10/2025 (b) (d)	50,000	49,392
Barton Capital SA (France)
4.33%, 9/2/2025 (b) (d)	150,000	149,982
4.45%, 9/3/2025 (b) (d)	37,865	37,856
4.42%, 9/19/2025 (b) (d)	75,000	74,838
4.47%, 11/14/2025 (b) (d)	50,000	49,551
Bedford Row Funding Corp.
4.45%, 1/7/2026 (b) (d)	50,000	49,228
4.19%, 5/14/2026 (b) (d)	50,000	48,559
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
BNP Paribas SA (France)
(SOFR + 0.16%), 4.50%, 9/2/2025 (a)	96,000	96,000
(SOFR + 0.17%), 4.51%, 9/2/2025 (a)	117,000	117,000
4.38%, 2/27/2026 (d)	100,000	97,867
4.43%, 3/3/2026 (d)	257,000	251,409
4.32%, 4/8/2026 (d)	83,000	80,874
4.26%, 5/1/2026 (d)	100,000	97,257
4.24%, 5/15/2026 (d)	62,000	60,210
BofA Securities, Inc.
(SOFR + 0.18%), 4.54%, 9/2/2025 (a)	67,000	67,000
4.29%, 2/20/2026 (d)	123,000	120,532
BPCE SA (France), 4.27%, 2/2/2026 (b) (d)	100,000	98,208
Britannia Funding Co. LLC, 4.41%, 11/17/2025 (b) (d)	71,800	71,130
Caisse d'Amortissement de la Dette Sociale (France), 4.39%, 9/5/2025 (b) (d)	250,000	249,879
Caisse des Depots et Consignations (France), 4.36%, 9/16/2025 (b) (d)	84,000	83,848
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.64%, 9/2/2025 (a) (b)	200,000	200,000
4.05%, 10/3/2025 (b) (d)	120,000	119,570
4.29%, 10/17/2025 (b) (d)	164,000	163,107
4.33%, 10/31/2025 (b) (d)	141,000	139,990
4.46%, 11/12/2025 (b) (d)	117,000	115,966
4.24%, 4/24/2026 (b) (d)	170,000	165,422
4.35%, 6/5/2026 (b) (d)	215,000	208,035
4.35%, 6/10/2026 (b) (d)	129,000	124,744
4.27%, 7/7/2026 (b) (d)	212,000	204,503
4.35%, 8/3/2026 (d)	55,000	52,852
Canadian Imperial Holdings, Inc. (Canada), 4.39%, 11/7/2025 (b) (d)	36,000	35,709
CDP Financial, Inc. (Canada)
4.53%, 2/4/2026 (b) (d)	25,000	24,531
4.20%, 7/1/2026 (b) (d)	50,000	48,304
4.20%, 7/2/2026 (b) (d)	25,000	24,149
Chesham Finance Ltd. (Cayman Islands)
Series 2, 4.38%, 9/2/2025 (b) (d)	100,000	99,988
Series 1, 4.35%, 9/3/2025 (b) (d)	100,000	99,976
Series 2, 4.42%, 9/9/2025 (b) (d)	50,000	49,951
China Construction Bank Corp. (China), 4.35%, 9/2/2025 (b) (d)	200,000	199,976
Commonwealth Bank of Australia (Australia)
(SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	50,000	50,000
(SOFR + 0.28%), 4.62%, 9/2/2025 (a) (b)	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Concord Minutemen Capital Co. LLC
Series C, 4.35%, 9/2/2025 (b) (d)	100,000	99,988
Series C, 4.35%, 9/3/2025 (b) (d)	50,086	50,074
Constellation Funding Co. LLC
4.40%, 10/9/2025 (b) (d)	85,000	84,607
4.43%, 11/13/2025 (b) (d)	106,000	105,056
4.50%, 12/3/2025 (b) (d)	65,000	64,253
Cooperatieve Rabobank UA (Netherlands), 4.33%, 9/2/2025 (d)	1,100,000	1,099,868
Credit Agricole Corporate and Investment Bank (France)
4.32%, 9/2/2025 (d)	25,000	24,997
4.34%, 9/5/2025 (d)	118,000	117,944
4.35%, 10/31/2025 (d)	83,000	82,402
4.37%, 11/5/2025 (d)	84,000	83,343
4.39%, 2/20/2026 (d)	62,000	60,726
Credit Industriel et Commercial (France)
4.34%, 9/19/2025 (b) (d)	120,000	119,740
4.43%, 10/31/2025 (b) (d)	72,000	71,480
4.37%, 1/22/2026 (d)	25,000	24,573
Danske Bank A/S (Denmark)
4.41%, 11/7/2025 (b) (d)	120,000	119,037
4.35%, 11/10/2025 (b) (d)	154,000	152,709
DBS Bank Ltd. (Singapore)
4.35%, 11/5/2025 (b) (d)	30,000	29,767
4.36%, 11/7/2025 (b) (d)	100,000	99,198
4.30%, 11/21/2025 (b) (d)	25,000	24,760
Dexia Credit Local (Belgium), 4.39%, 10/23/2025 (b) (d)	100,000	99,372
DNB Bank ASA (Norway)
(SOFR + 0.21%), 4.55%, 9/2/2025 (a) (b)	47,000	47,000
4.24%, 9/10/2025 (b) (d)	233,000	232,753
4.27%, 9/22/2025 (b) (d)	120,000	119,702
4.42%, 11/24/2025 (b) (d)	200,000	197,984
4.35%, 2/9/2026 (b) (d)	127,000	124,576
4.35%, 2/17/2026 (b) (d)	166,000	162,676
4.36%, 2/23/2026 (b) (d)	49,000	47,983
4.32%, 3/17/2026 (b) (d)	125,000	122,172
4.34%, 3/18/2026 (b) (d)	36,000	35,176
4.31%, 7/31/2026 (b) (d)	75,000	72,121
DZ Bank AG (Germany)
(SOFR + 4.62%), 4.56%, 9/2/2025 (a)	50,000	50,000
4.39%, 2/3/2026 (b) (d)	170,000	166,845
4.37%, 2/4/2026 (b) (d)	100,000	98,141
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.24%, 2/19/2026 (b) (d)	16,000	15,685
4.24%, 2/20/2026 (b) (d)	100,000	98,017
Erste Finance Delaware LLC (Austria), 4.34%, 9/3/2025 (b) (d)	390,000	389,906
Federation des caisses Desjardins du Quebec (Canada), 4.45%, 10/14/2025 (b) (d)	100,000	99,480
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.48%, 10/24/2025 (b) (d)	200,000	198,696
4.34%, 11/19/2025 (b) (d)	173,000	171,368
4.29%, 2/27/2026 (b) (d)	60,000	58,749
General Dynamics Corp., 4.37%, 9/12/2025 (b) (d)	125,000	124,834
Glencove Funding LLC, 4.44%, 12/3/2025 (b) (d)	153,000	151,285
Gotham Funding Corp., 4.39%, 9/4/2025 (b) (d)	75,000	74,973
Great Bear Funding LLC
(OBFR + 0.23%), 4.56%, 9/2/2025 (a) (b)	187,500	187,500
(OBFR + 0.23%), 4.56%, 9/2/2025 (a) (b)	225,000	225,000
ING US Funding LLC (Netherlands)
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	150,000	150,000
(SOFR + 0.22%), 4.58%, 9/2/2025 (a) (b)	183,000	183,000
(SOFR + 0.24%), 4.60%, 9/2/2025 (a) (b)	277,000	277,000
(SOFR + 0.25%), 4.61%, 9/2/2025 (a)	200,000	200,000
(SOFR + 0.25%), 4.61%, 9/2/2025 (a)	67,000	67,000
(SOFR + 0.30%), 4.66%, 9/2/2025 (a)	145,000	145,000
4.32%, 10/7/2025 (b) (d)	127,000	126,454
4.44%, 11/4/2025 (d)	100,000	99,225
4.19%, 5/18/2026 (b) (d)	100,000	97,072
4.19%, 5/19/2026 (b) (d)	106,000	102,884
4.19%, 5/26/2026 (b) (d)	61,000	59,163
Ionic Funding LLC
Series IIIA, 4.47%, 9/12/2025 (d)	50,000	49,933
Series IIIA, 4.39%, 10/31/2025 (d)	50,000	49,637
Landesbank Baden-Wurttemberg (Germany), 4.34%, 9/2/2025 (d)	1,400,000	1,399,831
Lexington Parker Capital Co. LLC
Series A, 4.38%, 9/4/2025 (b) (d)	150,000	149,945
Series A, 4.38%, 9/5/2025 (b) (d)	200,000	199,903
Liberty Street Funding LLC
4.42%, 9/22/2025 (b) (d)	30,000	29,924
4.48%, 10/22/2025 (b) (d)	75,000	74,533
4.24%, 2/9/2026 (b) (d)	75,000	73,608
Lion Bay Funding LLC, 4.33%, 9/2/2025 (b) (d)	772,000	771,907
Lloyds Bank plc (United Kingdom)
(SOFR + 0.18%), 4.54%, 9/2/2025 (a)	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.20%), 4.56%, 9/2/2025 (a)	300,000	300,000
4.40%, 12/1/2025 (d)	250,000	247,264
4.23%, 2/10/2026 (d)	30,000	29,440
LMA-Americas LLC
4.33%, 9/2/2025 (b) (d)	429,100	429,048
4.43%, 9/18/2025 (b) (d)	50,000	49,898
LVMH Moet Hennessy Louis Vuitton SE (France), 4.32%, 3/16/2026 (b) (d)	50,000	48,873
Mackinac Funding Co. LLC, 4.43%, 12/4/2025 (b) (d)	84,200	83,237
Macquarie Bank Ltd. (Australia)
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	82,000	82,000
(SOFR + 0.23%), 4.59%, 9/2/2025 (a) (b)	161,000	161,000
(SOFR + 0.23%), 4.59%, 9/2/2025 (a) (b)	170,000	170,000
4.31%, 1/12/2026 (b) (d)	48,000	47,248
Mainbeach Funding LLC
4.35%, 9/2/2025 (b) (d)	100,000	99,988
(OBFR + 0.17%), 4.50%, 9/2/2025 (a) (b)	100,000	100,000
(OBFR + 0.17%), 4.50%, 9/2/2025 (a) (b)	30,000	30,000
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.34%, 1/12/2026 (b) (d)	120,000	118,107
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	179,000	179,000
Series B, (SOFR + 0.20%), 4.54%, 9/2/2025 (a) (b)	50,000	50,000
Series B, (SOFR + 0.23%), 4.57%, 9/2/2025 (a) (b)	100,000	99,992
Series B, (SOFR + 0.27%), 4.61%, 9/2/2025 (a) (b)	74,000	74,000
Series B, (SOFR + 0.28%), 4.62%, 9/2/2025 (a) (b)	115,000	115,000
National Bank of Canada (Canada), (SOFR + 0.30%), 4.64%, 9/2/2025 (a) (b)	300,000	300,000
National Westminster Bank plc (United Kingdom)
4.34%, 9/3/2025 (b) (d)	200,000	199,952
4.42%, 11/3/2025 (b) (d)	50,000	49,618
Natixis SA (France)
4.38%, 10/10/2025 (d)	339,000	337,399
4.44%, 12/1/2025 (d)	181,000	178,991
4.39%, 1/7/2026 (d)	254,000	250,099
Old Line Funding LLC
(SOFR + 0.18%), 4.54%, 9/2/2025 (a) (b)	70,000	70,000
(SOFR + 0.18%), 4.54%, 9/2/2025 (a) (b)	50,000	50,000
(SOFR + 0.21%), 4.57%, 9/2/2025 (a) (b)	90,000	90,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.45%, 12/5/2025 (b) (d)	100,000	98,852
4.20%, 5/15/2026 (b) (d)	25,000	24,276
Oversea-Chinese Banking Corp. Ltd. (Singapore)
4.45%, 9/2/2025 (b) (d)	104,000	103,987
(SOFR + 0.15%), 4.49%, 9/2/2025 (a) (b)	33,000	33,000
(SOFR + 0.17%), 4.51%, 9/2/2025 (a) (b)	200,000	200,000
Paradelle Funding LLC
(SOFR + 0.33%), 4.67%, 9/2/2025 (a)	70,000	70,000
(SOFR + 0.38%), 4.72%, 9/2/2025 (a)	50,000	50,000
Podium Funding Trust (Canada), 4.39%, 10/8/2025 (d)	42,000	41,811
Ridgefield Funding Co. LLC Series A-1, 4.49%, 10/21/2025 (b) (d)	40,000	39,756
Royal Bank of Canada (Canada)
(SOFR + 0.33%), 4.67%, 9/2/2025 (a) (b)	120,000	120,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a) (b)	105,000	105,000
4.07%, 10/3/2025 (b) (d)	82,000	81,705
4.33%, 10/6/2025 (b) (d)	46,000	45,807
4.33%, 10/21/2025 (b) (d)	90,000	89,462
4.55%, 11/6/2025 (b) (d)	10,000	9,920
4.38%, 2/2/2026 (b) (d)	140,000	137,422
4.35%, 5/27/2026 (b) (d)	183,000	177,258
4.28%, 7/7/2026 (b) (d)	172,000	165,903
Santander UK plc (United Kingdom)
4.39%, 9/2/2025 (d)	86,000	85,990
4.42%, 10/7/2025 (d)	120,000	119,472
4.37%, 11/7/2025 (d)	181,000	179,541
Sheffield Receivables Co. LLC (United Kingdom)
4.27%, 9/8/2025 (b) (d)	160,000	159,867
4.35%, 9/10/2025 (b) (d)	20,000	19,979
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.26%), 4.62%, 9/2/2025 (a) (b)	100,000	100,000
4.09%, 10/3/2025 (b) (d)	212,000	211,233
4.32%, 10/7/2025 (b) (d)	138,000	137,406
4.37%, 11/19/2025 (b) (d)	95,000	94,097
4.35%, 4/1/2026 (b) (d)	40,000	39,001
4.34%, 4/2/2026 (b) (d)	64,000	62,398
4.18%, 5/20/2026 (b) (d)	49,000	47,561
4.27%, 7/8/2026 (b) (d)	73,000	70,410
Societe Generale SA (France)
4.42%, 11/4/2025 (b) (d)	166,000	164,724
4.45%, 11/26/2025 (b) (d)	175,000	173,161
4.41%, 2/2/2026 (b) (d)	180,000	176,670
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Standard Chartered Bank (United Kingdom), 4.45%, 10/28/2025 (b) (d)	100,000	99,311
Starbird Funding Corp.
4.50%, 10/9/2025 (b) (d)	50,000	49,768
4.47%, 10/14/2025 (b) (d)	100,000	99,478
4.41%, 10/22/2025 (b) (d)	50,000	49,690
4.37%, 11/3/2025 (b) (d)	90,000	89,316
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.19%), 4.53%, 9/2/2025 (a) (b)	110,000	110,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.47%, 9/4/2025 (b) (d)	100,000	99,963
4.42%, 9/5/2025 (b) (d)	100,000	99,951
4.29%, 2/3/2026 (b) (d)	92,706	91,026
4.27%, 2/19/2026 (b) (d)	123,000	120,558
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	300,000	300,000
(SOFR + 0.30%), 4.66%, 9/2/2025 (a) (b)	100,000	100,000
(SOFR + 0.34%), 4.70%, 9/2/2025 (a) (b)	120,000	120,000
4.31%, 9/15/2025 (b) (d)	42,000	41,930
4.32%, 10/8/2025 (b) (d)	92,000	91,593
4.34%, 10/27/2025 (b) (d)	118,000	117,209
4.59%, 11/24/2025 (b) (d)	46,000	45,529
4.36%, 2/3/2026 (b) (d)	93,000	91,286
4.20%, 5/19/2026 (b) (d)	98,000	95,119
4.18%, 5/28/2026 (b) (d)	121,000	117,338
4.33%, 6/10/2026 (b) (d)	124,000	119,930
4.27%, 7/7/2026 (b) (d)	115,000	110,933
Swedbank AB (Sweden)
(SOFR + 0.16%), 4.52%, 9/2/2025 (a) (b)	150,000	150,000
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	92,000	92,000
4.24%, 9/10/2025 (b) (d)	98,000	97,896
4.34%, 11/10/2025 (b) (d)	83,000	82,305
4.34%, 5/1/2026 (b) (d)	213,000	206,958
4.19%, 5/11/2026 (b) (d)	49,000	47,604
4.17%, 5/26/2026 (b) (d)	73,000	70,810
Thunder Bay Funding LLC
4.22%, 9/9/2025 (b) (d)	50,000	49,953
4.45%, 1/7/2026 (b) (d)	50,000	49,228
4.20%, 5/15/2026 (b) (d)	85,000	82,540
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.35%), 4.71%, 9/2/2025 (a) (b)	104,000	104,000
(SOFR + 0.36%), 4.72%, 9/2/2025 (a) (b)	240,000	240,000
4.50%, 10/1/2025 (b) (d)	123,000	122,558
4.05%, 10/2/2025 (b) (d)	120,000	119,584
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.38%, 10/22/2025 (b) (d)	47,000	46,710
4.40%, 10/30/2025 (b) (d)	115,000	114,176
4.24%, 2/19/2026 (b) (d)	100,000	98,024
4.25%, 4/14/2026 (b) (d)	214,000	208,463
4.23%, 4/16/2026 (b) (d)	170,000	165,584
4.19%, 5/4/2026 (b) (d)	100,000	97,230
TotalEnergies Capital SA (France)
4.34%, 9/5/2025 (b) (d)	181,000	180,913
4.26%, 10/7/2025 (b) (d)	75,000	74,682
4.39%, 10/10/2025 (b) (d)	212,000	210,996
Toyota Motor Credit Corp.
(SOFR + 0.29%), 4.65%, 9/2/2025 (a)	35,000	35,000
4.44%, 11/6/2025 (d)	63,000	62,492
UBS AG (Switzerland), 4.40%, 11/26/2025 (b) (d)	125,000	123,701
United Overseas Bank Ltd. (Singapore)
(SOFR + 0.19%), 4.55%, 9/2/2025 (a) (b)	47,000	47,000
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	100,000	100,000
(SOFR + 0.20%), 4.56%, 9/2/2025 (a) (b)	55,000	55,000
Vanderbilt University (The), 4.38%, 11/3/2025 (d)	25,000	24,810
Versailles Commercial Paper LLC
4.43%, 9/4/2025 (d)	200,000	199,927
4.50%, 10/6/2025 (d)	100,000	99,572
Westpac Banking Corp. (Australia)
(SOFR + 0.23%), 4.57%, 9/2/2025 (a) (b)	70,000	70,000
(SOFR + 0.27%), 4.61%, 9/2/2025 (a) (b)	15,000	15,000
(SOFR + 0.27%), 4.61%, 9/2/2025 (a) (b)	25,000	25,000
(SOFR + 0.28%), 4.62%, 9/2/2025 (a) (b)	33,000	33,000
(SOFR + 0.31%), 4.65%, 9/2/2025 (a) (b)	54,000	54,000
4.06%, 9/26/2025 (b) (d)	41,000	40,885
4.32%, 2/4/2026 (b) (d)	35,000	34,357
4.31%, 6/5/2026 (b) (d)	99,000	95,820
4.24%, 7/2/2026 (b) (d)	121,000	116,801
Total Commercial Paper (Cost $32,210,108)		32,210,108
Certificates of Deposits — 18.4%
ABN AMRO Bank NV (Netherlands) , 4.41%, 12/8/2025 (d)	300,000	296,443
Banco Santander SA (Spain)
4.38%, 9/17/2025	100,000	100,000
4.40%, 10/1/2025	125,000	125,000
Bank of America NA
4.36%, 1/5/2026	230,000	230,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
4.26%, 4/23/2026	170,000	170,000
4.26%, 4/27/2026	35,000	35,000
4.20%, 5/28/2026	126,000	126,000
Bank of Montreal (Canada)
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	36,000	36,000
(SOFR + 0.38%), 4.72%, 9/2/2025 (a)	60,000	60,000
4.59%, 11/7/2025	162,000	162,000
4.42%, 5/21/2026	75,000	75,000
4.41%, 5/28/2026	39,000	39,000
Bank of Nova Scotia (The) (Canada) (SOFR + 0.31%), 4.65%, 9/2/2025 (a)	60,000	60,000
Barclays Bank plc (United Kingdom) , 4.48%, 11/14/2025	230,000	230,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.64%, 9/2/2025 (a)	60,000	60,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	48,000	48,000
China Construction Bank Corp. (China)
4.38%, 9/2/2025	125,000	125,000
4.38%, 9/5/2025	150,000	150,000
4.51%, 9/12/2025	25,000	25,000
Commerzbank AG (Germany) , 4.34%, 9/2/2025	500,000	500,000
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.23%), 4.57%, 9/2/2025 (a)	25,000	25,000
4.60%, 11/13/2025	20,000	20,000
4.38%, 2/4/2026 (d)	50,000	49,067
4.41%, 2/10/2026	40,000	40,000
4.40%, 3/10/2026	100,000	100,000
4.36%, 5/29/2026 (d)	100,000	96,827
Credit Agricole Corporate and Investment Bank (France)
4.35%, 9/4/2025	74,000	74,000
4.36%, 9/12/2025	220,000	220,000
4.39%, 9/17/2025	100,000	100,000
4.44%, 3/12/2026	260,000	260,000
4.35%, 4/8/2026	127,000	127,000
4.19%, 5/26/2026	152,000	152,000
Credit Agricole SA (France) , 4.44%, 11/10/2025	180,000	180,000
Credit Industriel et Commercial (France)
4.34%, 9/8/2025	63,000	63,000
4.26%, 9/11/2025 (d)	350,000	349,586
4.28%, 9/15/2025 (d)	300,000	299,501
4.45%, 10/23/2025 (d)	137,000	136,126
4.41%, 11/12/2025 (d)	164,000	162,567
4.45%, 12/10/2025	129,000	129,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
4.33%, 1/2/2026	63,000	63,000
Deutsche Bank AG (Germany) (SOFR + 0.29%), 4.65%, 9/2/2025 (a)	50,000	50,015
DNB Bank ASA (Norway)
4.32%, 1/26/2026	200,000	200,000
4.35%, 3/12/2026 (d)	120,000	117,275
DZ Bank AG (Germany) , 4.48%, 9/15/2025	120,000	120,000
Industrial & Commercial Bank of China Ltd. (China)
4.51%, 9/2/2025	150,000	150,000
4.51%, 9/2/2025	250,000	250,000
4.51%, 9/2/2025	65,000	65,000
4.50%, 9/29/2025	126,000	126,000
KBC Bank NV (Belgium) , 4.43%, 9/22/2025	135,000	135,000
Kookmin Bank (South Korea) (SOFR + 0.33%), 4.67%, 9/2/2025 (a)	100,000	100,000
Landesbank Baden-Wurttemberg (Germany)
4.34%, 9/2/2025	1,000,000	1,000,000
4.34%, 9/3/2025	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.35%, 9/2/2025	200,000	200,000
(SOFR + 0.18%), 4.52%, 9/2/2025 (a)	61,000	61,000
(SOFR + 0.22%), 4.56%, 9/2/2025 (a)	77,000	77,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	127,000	127,000
4.35%, 9/4/2025	250,000	250,000
4.37%, 9/5/2025	134,000	134,000
Mizuho Bank Ltd. (Japan)
(SOFR + 0.18%), 4.54%, 9/2/2025 (a)	147,000	147,000
(SOFR + 0.19%), 4.55%, 9/2/2025 (a)	75,000	75,000
(SOFR + 0.23%), 4.59%, 9/2/2025 (a)	50,000	50,000
(SOFR + 0.23%), 4.59%, 9/2/2025 (a)	191,500	191,500
(SOFR + 0.35%), 4.71%, 9/2/2025 (a)	139,000	139,000
4.36%, 9/4/2025	230,000	230,000
4.45%, 10/24/2025	128,000	128,000
4.47%, 12/11/2025	115,000	115,000
4.36%, 1/2/2026	250,000	250,000
4.36%, 1/5/2026	305,000	305,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.16%), 4.52%, 9/2/2025 (a)	126,000	126,000
(SOFR + 0.19%), 4.55%, 9/2/2025 (a)	100,000	100,000
National Australia Bank Ltd. (Australia)
4.36%, 9/15/2025	200,000	200,000
4.33%, 10/27/2025 (d)	170,000	168,864
4.33%, 1/5/2026	230,000	230,000
4.40%, 2/5/2026	183,000	183,000
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Nordea Bank Abp (Finland)
(SOFR + 0.15%), 4.49%, 9/2/2025 (a)	60,000	60,000
(SOFR + 0.26%), 4.60%, 9/2/2025 (a)	50,000	50,000
4.37%, 3/25/2026	100,000	100,000
Norinchukin Bank (The) (Japan)
4.36%, 9/3/2025	150,000	150,000
4.36%, 9/4/2025	140,000	140,000
Skandinaviska Enskilda Banken AB (Sweden)
4.54%, 11/10/2025	79,000	79,000
4.54%, 11/12/2025	18,000	18,000
4.32%, 12/29/2025	33,000	33,000
4.32%, 12/29/2025	88,000	88,000
4.55%, 2/18/2026	40,000	40,000
4.37%, 8/5/2026	35,000	35,000
Societe Generale SA (France) , 4.34%, 9/3/2025	262,500	262,500
Standard Chartered Bank (United Kingdom)
(SOFR + 0.27%), 4.61%, 9/2/2025 (a)	130,000	130,000
4.47%, 10/21/2025	100,000	100,000
State Street Bank & Trust Co. (SOFR + 0.27%), 4.63%, 9/2/2025 (a)	235,000	235,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.18%), 4.52%, 9/2/2025 (a)	40,000	40,000
(SOFR + 0.18%), 4.52%, 9/2/2025 (a)	154,000	154,000
(SOFR + 0.19%), 4.53%, 9/2/2025 (a)	28,000	28,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	160,000	160,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	89,000	89,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	121,000	121,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	250,000	250,000
(SOFR + 0.35%), 4.69%, 9/2/2025 (a)	100,000	100,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.16%), 4.50%, 9/2/2025 (a)	124,000	124,000
(SOFR + 0.18%), 4.52%, 9/2/2025 (a)	100,000	100,000
(SOFR + 0.24%), 4.58%, 9/2/2025 (a)	120,000	120,000
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.20%), 4.54%, 9/2/2025 (a)	100,000	100,000
4.36%, 4/16/2026	55,000	55,002
Swedbank AB (Sweden) (SOFR + 0.21%), 4.57%, 9/2/2025 (a)	69,000	69,000
Wells Fargo Bank NA (SOFR + 0.31%), 4.65%, 9/2/2025 (a)	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.61%, 9/2/2025 (a)	85,000	85,000
(SOFR + 0.28%), 4.62%, 9/2/2025 (a)	48,000	48,000
Total Certificates of Deposit (Cost $15,363,273)		15,363,273
Time Deposits — 17.8%
Agricultural Bank of China Ltd.
4.38%, 9/3/2025	175,000	175,000
4.38%, 9/5/2025	150,000	150,000
Australia & New Zealand Banking Group Ltd.
4.35%, 9/2/2025	50,000	50,000
4.35%, 9/3/2025	900,000	900,000
4.35%, 9/3/2025	350,000	350,000
4.35%, 9/4/2025	250,000	250,000
Canadian Imperial Bank of Commerce 4.33%, 9/2/2025	335,000	335,000
China Construction Bank Corp. 4.35%, 9/2/2025	490,000	490,000
Credit Agricole Corporate and Investment Bank 4.32%, 9/2/2025	250,000	250,000
DBS Bank Ltd.
4.35%, 9/3/2025	150,000	150,000
4.35%, 9/3/2025	125,000	125,000
4.35%, 9/4/2025	200,000	200,000
4.35%, 9/4/2025	100,000	100,000
4.35%, 9/5/2025	100,000	100,000
Erste Group Bank AG 4.33%, 9/2/2025	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 4.33%, 9/2/2025	1,000,000	1,000,000
Industrial & Commercial Bank of China Ltd. 4.35%, 9/2/2025	950,000	950,000
ING Bank NV (Netherlands)
4.35%, 9/2/2025	450,000	450,000
4.35%, 9/3/2025	450,000	450,000
4.35%, 9/4/2025	350,000	350,000
KBC Bank NV 4.34%, 9/2/2025	300,000	300,000
Landesbank Hessen-Thueringen Girozentrale
4.34%, 9/2/2025	50,000	50,000
4.34%, 9/3/2025	300,000	300,000
Mizuho Bank Ltd.
4.33%, 9/2/2025	165,000	165,000
4.34%, 9/2/2025	800,000	800,000
National Bank of Canada (Canada)
4.37%, 9/2/2025 (c)	150,000	150,000
4.37%, 9/2/2025 (c)	125,000	125,000
4.34%, 9/5/2025	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	35

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
NRW Bank
4.34%, 9/2/2025	250,000	250,000
4.34%, 9/3/2025	300,000	300,000
4.34%, 9/4/2025	750,000	750,000
Royal Bank of Canada
4.33%, 9/2/2025	625,000	625,000
4.34%, 9/3/2025	700,000	700,000
Skandinaviska Enskilda Banken AB
4.33%, 9/2/2025	1,000,000	1,000,000
4.34%, 9/2/2025	325,000	325,000
4.34%, 9/4/2025	625,000	625,000
Total Time Deposits (Cost $14,790,000)		14,790,000
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bills
4.10%, 10/2/2025 (d)	435,000	433,470
4.02%, 10/9/2025 (d)	488,000	485,939
3.96%, 4/16/2026 (d)	255,000	248,781
Total U.S. Treasury Obligations (Cost $1,168,190)		1,168,190
Total Short Term Investments (Cost $63,531,571)		63,531,571
Total Investments — 97.5% (Cost $81,232,826) *		81,232,826
Other Assets in Excess of Liabilities — 2.5%		2,065,903
NET ASSETS — 100.0%		83,298,729

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2025.

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	The rate shown is the effective yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 74.8%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $150,072. (a)	150,000	150,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $196,390. (a)	196,295	196,295
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $110,053. (a)	110,000	110,000
Banco Santander SA, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $50,024, collateralized by FHLMC, 2.50% - 6.00%, due 2/25/2052 - 11/1/2053, with a value of $51,035.	50,000	50,000
Canadian Imperial Bank of Commerce, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $50,024, collateralized by U.S. Treasury Securities, 1.75% - 4.63%, due 7/15/2027 - 2/15/2035, with a value of $51,025.	50,000	50,000
Citigroup Global Markets Holdings, Inc., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $125,060, collateralized by GNMA, 4.75%, due 1/15/2060 and U.S. Treasury Securities, 1.38% - 6.75%, due 7/31/2026 - 9/15/2026, with a value of $127,500.	125,000	125,000
Credit Agricole Corporate and Investment Bank, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $100,048, collateralized by U.S. Treasury Securities, 4.00%, due 6/30/2032, with a value of $102,000.	100,000	100,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $150,072, collateralized by U.S. Treasury Securities, 4.63%, due 5/31/2031, with a value of $153,000.	150,000	150,000
HSBC Securities USA, Inc., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $100,049, collateralized by FHLMC, 4.00% - 6.00%, due 8/1/2048 - 7/1/2053 and FNMA, 4.00% - 6.00%, due 11/1/2047 - 10/1/2053, with a value of $102,049.	100,000	100,000
ING Financial Markets LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $125,060, collateralized by FHLMC, 5.50% - 6.00%, due 8/1/2053 - 4/1/2055 and FNMA, 4.50%, due 7/1/2052, with a value of $127,561.	125,000	125,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $50,024, collateralized by U.S. Treasury Securities, 3.88%, due 2/15/2043, with a value of $51,000.	50,000	50,000
Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $75,036. (a)	75,000	75,000
Total Repurchase Agreements (Cost $1,281,295)		1,281,295
U.S. Government Agency Securities — 18.5%
FFCB
DN, 4.28%, 9/18/2025 (b)	10,000	9,980
DN, 4.28%, 9/23/2025 (b)	5,000	4,987
DN, 4.28%, 9/26/2025 (b)	5,000	4,985
DN, 4.26%, 9/29/2025 (b)	10,000	9,967
DN, 4.26%, 10/2/2025 (b)	10,000	9,963
DN, 4.24%, 10/22/2025 (b)	10,000	9,940
DN, 4.21%, 10/23/2025 (b)	10,000	9,940
DN, 4.28%, 11/4/2025 (b)	5,000	4,962
DN, 4.28%, 11/7/2025 (b)	10,000	9,921
DN, 4.29%, 11/19/2025 (b)	10,000	9,907
DN, 4.19%, 12/10/2025 (b)	5,000	4,942
DN, 4.17%, 12/15/2025 (b)	5,000	4,940
DN, 4.26%, 12/22/2025 (b)	5,000	4,935
DN, 4.12%, 1/23/2026 (b)	10,000	9,838
FFCB Funding Corp.
(SOFR + 0.02%), 4.36%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.04%), 4.38%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.04%), 4.38%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.04%), 4.38%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.05%), 4.39%, 9/2/2025 (c)	10,000	10,000
(US Federal Funds Effective Rate (continuous series) + 0.07%), 4.39%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.08%), 4.42%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.11%), 4.44%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.12%), 4.46%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.13%), 4.47%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (c)	5,000	5,000
(SOFR + 0.08%), 4.48%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.14%), 4.50%, 9/2/2025 (c)	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	37

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 0.33%), 4.67%, 9/2/2025 (c)	1,500	1,501
FHLB
(SOFR + 0.08%), 4.42%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.11%), 4.45%, 9/2/2025 (c)	10,000	10,000
(SOFR + 0.13%), 4.47%, 9/2/2025 (c)	10,000	10,001
(SOFR + 0.14%), 4.48%, 9/2/2025 (c)	5,000	5,000
DN, 4.28%, 9/10/2025 (b)	10,000	9,989
DN, 4.24%, 10/7/2025 (b)	19,480	19,398
FHLMC, 4.48%, 9/2/2025 (c)	8,000	8,000
FNMA, 4.48%, 9/2/2025 (c)	4,000	4,000
Total U.S. Government Agency Securities (Cost $317,096)		317,096
U.S. Treasury Obligations — 3.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.24%, 9/2/2025 (c)	10,000	9,999
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (c)	15,000	15,002
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (c)	10,000	9,996
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.33%, 9/2/2025 (c)	17,000	16,993
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (c)	8,000	8,000
Total U.S. Treasury Obligations (Cost $59,990)		59,990
Short Term Investments — 4.0%
U.S. Treasury Obligations — 4.0%
U.S. Treasury Bills
4.26%, 10/21/2025 (b)	10,000	9,941
4.22%, 11/28/2025 (b)	9,000	8,908
4.19%, 12/4/2025 (b)	5,000	4,946
4.21%, 12/18/2025 (b)	10,000	9,875
4.17%, 12/26/2025 (b)	5,000	4,934
4.17%, 1/2/2026 (b)	10,000	9,860
4.19%, 1/15/2026 (b)	5,000	4,922
3.91%, 4/16/2026 (b)	5,000	4,880
4.04%, 5/14/2026 (b)	5,000	4,861
4.06%, 7/9/2026 (b)	5,000	4,830
Total U.S. Treasury Obligations (Cost $67,957)		67,957
Total Short Term Investments (Cost $67,957)		67,957
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.8% (Cost $1,726,338) *		1,726,338
Liabilities in Excess of Other Assets — (0.8)%		(13,551)
NET ASSETS — 100.0%		1,712,787

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account II - At August 31, 2025, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account II with a maturity date of September 2, 2025,
as follows for JPMorgan Securities Lending Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$150,000	$150,072	$154,642
Agency Joint Trading Account II	196,295	196,390	200,221
Agency Joint Trading Account III	110,000	110,053	112,296
Treasury Joint Trading Account II	75,000	75,036	76,500

Repurchase Agreements - At August 31, 2025, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	4.34%	$150,000
Agency Joint Trading Account II
BofA Securities, Inc.	4.34%	196,295
Agency Joint Trading Account III
BNP Paribas SA	4.34%	110,000
Treasury Joint Trading Account II
Credit Agricole Corporate and Investment Bank	4.33%	75,000

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	August 31, 2025

At August 31, 2025, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.50%-6.50%	1/25/2029-7/1/2055
GNMA	3.00%-6.00%	12/20/2040-11/20/2054
U.S. Treasury Securities	0.00%	10/7/2025
Agency Joint Trading Account II
FHLMC	1.50%-7.00%	2/1/2026-9/1/2055
FNMA	1.50%-7.00%	9/1/2035-3/1/2061
Agency Joint Trading Account III
FHLMC	2.00%-6.50%	4/25/2026-9/1/2055
FNMA	1.58%-7.50%	6/25/2026-8/1/2055
Treasury Joint Trading Account II
U.S. Treasury Securities	0.00%-4.88%	11/15/2025-2/15/2055

(b)	The rate shown is the effective yield as of August 31, 2025.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	39

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 33.9%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $650,313. (a)	650,000	650,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $1,180,026. (a)	1,179,457	1,179,457
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $90,261. (a)	90,217	90,217
Banco Santander SA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $750,361, collateralized by U.S. Treasury Securities, 0.13% - 4.75%, due 7/15/2026 - 2/15/2054, with a value of $765,368.	750,000	750,000
Banco Santander SA, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $1,200,579, collateralized by FHLMC, 2.00% - 6.00%, due 7/1/2028 - 5/1/2054, FNMA, 2.00% - 5.50%, due 6/1/2043 - 8/1/2056, GNMA, 2.00% - 7.00%, due 5/20/2029 - 11/15/2066 and U.S. Treasury Securities, 0.00%, due 10/2/2025 - 12/11/2025, with a value of $1,224,718.	1,200,000	1,200,000
Bank of America NA, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $1,200,579, collateralized by FHLMC, 3.00% - 4.00%, due 2/1/2042 - 8/1/2048 and FNMA, 2.00% - 4.50%, due 12/1/2041 - 12/1/2050, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 4.35%, dated 8/29/2025, due 9/4/2025, repurchase price $1,401,015, collateralized by FHLMC, 2.00% - 7.50%, due 12/1/2031 - 9/25/2055, FNMA, 2.00% - 7.50%, due 3/1/2032 - 9/25/2055 and GNMA, 2.00% - 4.50%, due 8/20/2040 - 4/20/2052, with a value of $1,432,532.	1,400,000	1,400,000
BMO Capital Markets Corp., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $750,362, collateralized by FHLMC, 1.50% - 6.50%, due 5/15/2027 - 1/25/2055, FNMA, 5.36%, due 4/25/2032, GNMA, 3.50% - 5.60%, due 6/20/2048 - 9/16/2067 and U.S. Treasury Securities, 0.25% - 5.00%, due 8/31/2025 - 8/15/2035, with a value of $766,720.	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 4.33%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,684, collateralized by FFCB, 1.73% - 3.70%, due 9/10/2035 - 3/24/2042, FHLMC, 2.00% - 7.00%, due 7/25/2026 - 9/1/2055, FNMA, 0.00% - 7.58%, due 9/25/2026 - 9/1/2055, GNMA, 0.13% - 7.50%, due 8/20/2035 - 4/20/2065 and U.S. Treasury Securities, 3.88%, due 3/31/2027, with a value of $2,072,293.	2,000,000	2,000,000
BNP Paribas SA, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $1,601,353, collateralized by U.S. Treasury Securities, 0.00% - 6.13%, due 11/6/2025 - 2/15/2050, with a value of $1,650,144.	1,600,000	1,600,000
BNP Paribas SA, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $750,636, collateralized by U.S. Treasury Securities, 0.25% - 6.00%, due 8/31/2025 - 6/30/2028, with a value of $776,398.	750,000	750,000
BNP Paribas SA, 4.37%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,850, collateralized by FFCB, 2.31% - 3.70%, due 7/14/2036 - 3/24/2042, FHLMC, 1.00% - 7.52%, due 4/25/2026 - 9/1/2055, FNMA, 1.53% - 8.00%, due 1/1/2026 - 9/1/2055, GNMA, 1.50% - 7.00%, due 1/20/2032 - 4/20/2065 and U.S. Treasury Securities, 0.00%, due 8/15/2038 - 11/15/2051, with a value of $1,037,038.	1,000,000	1,000,000
BNP Paribas SA, 4.37%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,699, collateralized by FHLMC, 1.00% - 7.50%, due 9/25/2025 - 9/1/2055, FNMA, 1.75% - 7.50%, due 4/1/2028 - 8/1/2055 and GNMA, 2.00% - 7.50%, due 5/20/2031 - 8/20/2055, with a value of $2,073,365.	2,000,000	2,000,000
BNP Paribas SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $1,501,295, collateralized by U.S. Treasury Securities, 0.00% - 6.00%, due 8/31/2025 - 2/15/2055, with a value of $1,597,668.	1,500,000	1,500,000
BNP Paribas SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $1,501,295, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 8/31/2025 - 5/15/2053, with a value of $1,597,479.	1,500,000	1,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 4.32%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 0.00% - 6.38%, due 8/15/2027 - 2/15/2052, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 4.37%, dated 8/29/2025, due 9/5/2025, repurchase price $500,425, collateralized by FHLMC, 2.50% - 7.00%, due 5/1/2027 - 8/1/2055, FNMA, 1.50% - 7.00%, due 10/1/2033 - 7/1/2055 and GNMA, 3.00%, due 7/20/2047, with a value of $510,256.	500,000	500,000
BofA Securities, Inc., 4.38%, dated 8/29/2025, due 9/5/2025, repurchase price $1,501,278, collateralized by FHLMC, 1.50% - 7.00%, due 7/15/2033 - 10/25/2063, FNMA, 1.50% - 7.00%, due 6/1/2027 - 8/1/2055 and GNMA, 3.30% - 6.66%, due 8/16/2039 - 12/20/2065, with a value of $1,530,670.	1,500,000	1,500,000
BofA Securities, Inc., 4.45%, dated 8/29/2025, due 9/5/2025, repurchase price $500,433, collateralized by FHLMC, 2.00% - 7.50%, due 7/15/2027 - 10/25/2059, FNMA, 2.00% - 7.00%, due 9/1/2029 - 8/1/2055 and GNMA, 2.00% - 5.50%, due 10/20/2033 - 9/20/2066, with a value of $510,702.	500,000	500,000
Canadian Imperial Bank of Commerce, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $450,217, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 9/18/2025 - 5/15/2054, with a value of $459,221.	450,000	450,000
Citigroup Global Markets Holdings, Inc., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $2,376,145, collateralized by FNMA, 0.00%, due 7/15/2037, GNMA, 3.00% - 6.00%, due 6/20/2028 - 10/20/2049, Tennessee Valley Authority, 0.00%, due 9/15/2036 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 4.88%, due 5/31/2026 - 8/15/2055, with a value of $2,422,565.	2,375,000	2,375,000
Citigroup Global Markets Holdings, Inc., 4.33%, dated 8/29/2025, due 9/5/2025, repurchase price $1,501,263, collateralized by GNMA, 4.75%, due 1/15/2060 and U.S. Treasury Securities, 0.13% - 6.75%, due 8/15/2026 - 11/15/2026, with a value of $1,530,000.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.38%, dated 8/29/2025, due 10/3/2025, repurchase price $2,008,517, collateralized by FHLMC, 2.00% - 6.00%, due 4/1/2026 - 5/25/2052, FNMA, 2.60% - 4.88%, due 12/1/2025 - 9/1/2028 and GNMA, 1.75% - 7.50%, due 11/16/2051 - 4/20/2072, with a value of $2,056,427.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 4.38%, dated 8/29/2025, due 10/15/2025, repurchase price $3,017,155, collateralized by FHLMC, 2.00% - 7.50%, due 7/1/2045 - 6/1/2054, FNMA, 2.00% - 7.27%, due 7/1/2045 - 6/1/2054 and GNMA, 2.50% - 7.50%, due 2/20/2051 - 8/20/2055, with a value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 8/29/2025, due 10/16/2025, repurchase price $2,011,693, collateralized by FHLMC, 1.00% - 14.27%, due 6/15/2027 - 11/25/2061, FNMA, 1.25% - 15.06%, due 5/25/2026 - 1/25/2057 and GNMA, 2.25% - 5.91%, due 6/20/2041 - 8/20/2065, with a value of $2,058,177.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 4.46%, dated 8/29/2025, due 11/3/2025, repurchase price $3,528,618, collateralized by FHLMC, 1.50% - 8.50%, due 9/1/2028 - 7/1/2045 and FNMA, 1.41% - 7.35%, due 8/1/2028 - 7/1/2045, with a value of $3,570,001.	3,500,000	3,500,000
Credit Agricole Corporate and Investment Bank, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $300,145, collateralized by FHLMC, 3.50% - 5.70%, due 3/15/2033 - 10/25/2054, FNMA, 1.25% - 5.70%, due 12/25/2030 - 8/25/2055 and GNMA, 5.45%, due 10/20/2054, with a value of $309,000.	300,000	300,000
Credit Agricole Corporate and Investment Bank, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $750,634, collateralized by U.S. Treasury Securities, 0.75% - 4.00%, due 3/31/2026 - 4/30/2032, with a value of $765,000.	750,000	750,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	41

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Daiwa Capital Markets America, Inc., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $3,001,447, collateralized by FHLMC, 2.00% - 7.50%, due 11/1/2033 - 8/25/2055, FNMA, 1.50% - 8.00%, due 9/1/2027 - 8/1/2055, GNMA, 1.50% - 7.50%, due 9/20/2041 - 8/20/2065 and U.S. Treasury Securities, 0.88% - 1.25%, due 9/30/2026 - 4/30/2028, with a value of $3,068,878.	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $2,751,323, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 1/15/2026 - 7/15/2035, with a value of $2,805,000.	2,750,000	2,750,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $500,241, collateralized by U.S. Treasury Securities, 4.13%, due 7/31/2031, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $8,754,219, collateralized by FHLMC, 1.50% - 7.00%, due 2/1/2027 - 8/1/2055, FNMA, 1.50% - 7.00%, due 1/1/2032 - 8/1/2056, GNMA, 1.25% - 7.00%, due 3/20/2027 - 7/15/2066 and U.S. Treasury Securities, 0.00% - 5.00%, due 11/15/2025 - 11/15/2052, with a value of $8,926,658.	8,750,000	8,750,000
Goldman Sachs & Co. LLC, 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $2,251,098, collateralized by FHLMC, 2.00% - 6.50%, due 1/1/2030 - 3/1/2055, FNMA, 1.50% - 7.00%, due 12/1/2029 - 7/1/2055 and GNMA, 1.50% - 6.52%, due 8/20/2035 - 12/15/2064, with a value of $2,297,074.	2,250,000	2,250,000
Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $500,423, collateralized by U.S. Treasury Securities, 0.00% - 2.25%, due 4/15/2027 - 2/15/2052, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $2,752,326, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 6/30/2031 - 8/15/2050, with a value of $2,805,000.	2,750,000	2,750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $3,002,537, collateralized by FHLMC, 1.50% - 6.50%, due 10/1/2031 - 8/1/2055, FNMA, 1.50% - 6.50%, due 11/1/2029 - 7/1/2055 and GNMA, 2.00% - 6.50%, due 7/15/2027 - 6/15/2064, with a value of $3,061,648.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,848, collateralized by FHLMC, 2.00% - 6.50%, due 4/1/2037 - 6/1/2055, FNMA, 1.50% - 6.50%, due 2/1/2032 - 3/1/2060 and GNMA, 2.00% - 8.20%, due 1/20/2034 - 6/16/2066, with a value of $1,024,977.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.50%, dated 8/29/2025, due 10/15/2025, repurchase price $1,508,812, collateralized by FHLMC, 1.00% - 10.59%, due 1/25/2027 - 9/25/2055, FNMA, 0.13% - 6.00%, due 11/25/2031 - 6/25/2057 and GNMA, 3.50% - 5.74%, due 8/20/2036 - 8/20/2055, with a value of $1,545,000.	1,500,000	1,500,000
ING Financial Markets LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $275,133, collateralized by FNMA, 3.50% - 6.50%, due 4/1/2052 - 9/1/2057, with a value of $280,635.	275,000	275,000
Metropolitan Life Insurance Co., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,000,481, collateralized by U.S. Treasury Securities, 0.00% - 3.50%, due 1/31/2028 - 8/15/2051, with a value of $1,020,123.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 4.38%, dated 8/29/2025, due 9/2/2025, repurchase price $500,243, collateralized by GNMA, 3.00% - 6.00%, due 8/15/2038 - 6/20/2055, with a value of $510,248.	500,000	500,000
Natixis SA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $750,361, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 9/4/2025 - 11/15/2054, with a value of $765,368.	750,000	750,000
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,696, collateralized by FHLB, 4.08%, due 5/25/2033, FHLMC, 2.00% - 7.00%, due 7/1/2029 - 8/1/2055, FNMA, 1.27% - 7.00%, due 7/1/2028 - 8/1/2055, GNMA, 2.00% - 6.50%, due 11/20/2033 - 4/20/2075 and U.S. Treasury Securities, 0.00% - 4.88%, due 1/31/2026 - 8/15/2055, with a value of $2,055,614.	2,000,000	2,000,000
Natixis SA, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,696, collateralized by FFCB, 1.73% - 1.95%, due 9/10/2035 - 8/13/2040, FHLB, 4.10% - 4.15%, due 10/24/2033 - 6/1/2038, FHLMC, 2.00% - 7.00%, due 7/1/2029 - 8/1/2055, FNMA, 1.27% - 7.00%, due 7/1/2028 - 8/1/2055, Tennessee Valley Authority, 0.00%, due 1/15/2038 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.50%, due 9/11/2025 - 8/15/2055, with a value of $2,052,106.	2,000,000	2,000,000
Norinchukin Bank (The), 4.38%, dated 8/29/2025, due 9/3/2025, repurchase price $300,183, collateralized by U.S. Treasury Securities, 4.13%, due 11/30/2031, with a value of $306,000.	300,000	300,000
Prudential Insurance Co. of America (The), 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $800,385, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 7/31/2026 - 11/15/2054, with a value of $816,098.	800,000	800,000
Prudential Legacy Insurance Co. of New Jersey, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $550,265, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 3/31/2029 - 11/15/2054, with a value of $561,067.	550,000	550,000
RBC Capital Markets LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $3,603,045, collateralized by FFCB, 1.00% - 5.63%, due 8/14/2026 - 3/12/2040, FHLB, 1.42% - 6.00%, due 6/9/2027 - 11/25/2044, FHLMC, 0.75% - 8.00%, due 9/15/2025 - 2/1/2055, FNMA, 1.00% - 6.50%, due 11/1/2025 - 12/1/2054, GNMA, 0.75% - 8.00%, due 9/20/2026 - 3/20/2064 and U.S. Treasury Securities, 0.00% - 4.63%, due 10/15/2025 - 2/15/2055, with a value of $3,694,010.	3,600,000	3,600,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Royal Bank of Canada, 4.11%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,799, collateralized by FHLMC, 2.00% - 7.50%, due 10/1/2029 - 7/25/2055, FNMA, 0.50% - 6.50%, due 2/25/2026 - 3/1/2062 and U.S. Treasury Securities, 4.39%, due 1/31/2026, with a value of $1,037,619.	1,000,000	1,000,000
Royal Bank of Canada, 4.25%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,826, collateralized by FHLMC, 2.00% - 6.00%, due 1/1/2032 - 4/1/2055, FNMA, 1.50% - 7.50%, due 2/1/2027 - 8/1/2055 and U.S. Treasury Securities, 0.25% - 4.50%, due 1/31/2026 - 2/15/2045, with a value of $1,031,052.	1,000,000	1,000,000
Royal Bank of Canada, 4.28%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,664, collateralized by FHLMC, 2.00% - 3.50%, due 12/1/2051 - 6/1/2052, FNMA, 7.50%, due 12/1/2053 and U.S. Treasury Securities, 0.38% - 4.25%, due 4/30/2027 - 11/15/2034, with a value of $2,058,190.	2,000,000	2,000,000
Royal Bank of Canada, 4.33%, dated 8/29/2025, due 9/5/2025, repurchase price $2,001,684, collateralized by FHLMC, 2.00% - 7.00%, due 3/1/2033 - 8/1/2055, FNMA, 1.50% - 7.00%, due 2/1/2027 - 3/1/2062 and U.S. Treasury Securities, 0.13% - 2.38%, due 1/15/2027 - 2/15/2055, with a value of $2,055,900.	2,000,000	2,000,000
Societe Generale SA, 4.38%, dated 8/29/2025, due 9/2/2025, repurchase price $2,000,973, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 11/15/2025 - 2/15/2055, with a value of $2,040,000.	2,000,000	2,000,000
Societe Generale SA, 4.38%, dated 8/29/2025, due 9/3/2025, repurchase price $2,501,521, collateralized by FFCB, 4.53%, due 2/25/2030, FHLMC, 1.50% - 7.00%, due 6/1/2029 - 9/1/2055, FNMA, 2.00% - 7.00%, due 11/1/2026 - 7/1/2055 and GNMA, 1.50% - 7.50%, due 1/20/2026 - 7/20/2075, with a value of $2,550,023.	2,500,000	2,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 4.35%, dated 8/29/2025, due 9/4/2025, repurchase price $400,290, collateralized by U.S. Treasury Securities, 3.00% - 4.25%, due 8/15/2044 - 8/15/2054, with a value of $408,000.	400,000	400,000
Sumitomo Mitsui Banking Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $700,337, collateralized by U.S. Treasury Securities, 0.50% - 4.63%, due 9/30/2025 - 2/15/2033, with a value of $714,344.	700,000	700,000
The Northwestern Mutual Life Insurance Co., 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $1,500,723, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2042 - 9/1/2053, FNMA, 0.00% - 6.50%, due 12/1/2039 - 8/1/2053 and GNMA, 4.50%, due 9/20/2052, with a value of $1,530,184.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $975,469. (a)	975,000	975,000
UBS Securities LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $200,096, collateralized by FNMA, 3.50% - 5.50%, due 6/1/2027 - 9/1/2043, GNMA, 4.50% - 8.00%, due 2/20/2026 - 6/20/2040 and U.S. Treasury Securities, 3.50% - 4.50%, due 4/30/2030 - 11/15/2033, with a value of $204,000.	200,000	200,000
UBS Securities LLC, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $200,122, collateralized by FHLMC, 2.00% - 8.50%, due 10/1/2025 - 10/1/2053, FNMA, 2.00% - 9.00%, due 9/25/2025 - 10/1/2052, GNMA, 2.50% - 9.00%, due 9/15/2025 - 9/20/2054 and U.S. Treasury Securities, 2.13% - 4.50%, due 2/28/2027 - 1/15/2035, with a value of $204,000.	200,000	200,000
Wells Fargo Bank NA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 0.63% - 2.13%, due 2/15/2041 - 2/15/2044, with a value of $255,123.	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Bank NA, 4.39%, dated 8/29/2025, due 9/2/2025, repurchase price $4,001,951, collateralized by GNMA, 5.45%, due 8/20/2055 and U.S. Treasury Securities, 0.00% - 4.75%, due 10/21/2025 - 5/15/2050, with a value of $4,083,633.	4,000,000	4,000,000
Wells Fargo Bank NA, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $3,002,538, collateralized by FHLMC, 2.50% - 6.20%, due 10/20/2027 - 2/1/2053, FNMA, 3.00% - 6.00%, due 11/1/2034 - 8/1/2054, GNMA, 2.50% - 5.45%, due 9/20/2051 - 8/20/2055 and U.S. Treasury Securities, 0.00% - 4.88%, due 10/21/2025 - 2/15/2054, with a value of $3,062,620.	3,000,000	3,000,000
Wells Fargo Securities LLC, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $250,120, collateralized by U.S. Treasury Securities, 0.63% - 4.13%, due 5/15/2026 - 6/30/2030, with a value of $255,123.	250,000	250,000
Wells Fargo Securities LLC, 4.34%, dated 8/29/2025, due 9/2/2025, repurchase price $2,000,964, collateralized by GNMA, 2.00% - 7.50%, due 12/20/2026 - 8/20/2055, with a value of $2,040,984.	2,000,000	2,000,000
Wells Fargo Securities LLC, 4.39%, dated 8/29/2025, due 9/3/2025, repurchase price $2,501,524, collateralized by FNMA, 1.50% - 7.50%, due 6/1/2026 - 1/1/2059, with a value of $2,552,177.	2,500,000	2,500,000
Wells Fargo Securities LLC, 4.35%, dated 8/29/2025, due 9/4/2025, repurchase price $1,000,725, collateralized by FNMA, 1.50% - 7.50%, due 11/1/2027 - 2/1/2057, with a value of $1,020,863.	1,000,000	1,000,000
Wells Fargo Securities LLC, 4.28%, dated 8/29/2025, due 11/12/2025, repurchase price $2,017,833, collateralized by FNMA, 1.50% - 8.00%, due 7/1/2026 - 1/1/2059, with a value of $2,062,071.	2,000,000	2,000,000
Total Repurchase Agreements (Cost $103,444,674)		103,444,674
U.S. Government Agency Securities — 17.9%
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (b)	75,000	75,000
(SOFR + 0.07%), 4.41%, 9/2/2025 (b)	305,000	305,000
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	365,000	365,000
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	210,000	210,000
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	530,000	530,000
(SOFR + 0.10%), 4.43%, 9/2/2025 (b)	125,000	125,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (b)	80,000	80,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (b)	375,000	375,000
(SOFR + 0.10%), 4.44%, 9/2/2025 (b)	200,000	200,000
(SOFR + 0.13%), 4.47%, 9/2/2025 (b)	110,000	110,000
(SOFR + 0.13%), 4.47%, 9/2/2025 (b)	398,000	398,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	275,000	275,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	75,000	75,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	275,000	275,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	600,000	600,000
(SOFR + 0.15%), 4.49%, 9/2/2025 (b)	185,000	185,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	155,000	155,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	135,000	135,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	140,000	140,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	140,000	140,000
FHLB
DN, 4.15%, 9/2/2025 (c)	149,039	149,022
4.34%, 9/2/2025 (d)	75,000	75,000
4.34%, 9/2/2025 (d)	100,000	100,000
4.34%, 9/2/2025 (d)	650,000	650,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	440,000	440,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	1,150,000	1,150,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	100,000	100,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	1,250,000	1,250,000
4.34%, 9/2/2025 (d)	1,000,000	1,000,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	750,000	750,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	1,000,000	1,000,000
4.34%, 9/2/2025 (d)	800,000	800,000
4.34%, 9/2/2025 (d)	450,000	450,000
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	700,000	700,000
(SOFR + 0.01%), 4.34%, 9/2/2025 (b)	1,895,000	1,895,000
4.34%, 9/2/2025 (d)	400,000	400,000
(SOFR + 0.02%), 4.35%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.02%), 4.35%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.02%), 4.35%, 9/2/2025 (b)	250,000	250,000
(SOFR + 0.01%), 4.35%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.02%), 4.35%, 9/2/2025 (b)	500,000	500,000
(SOFR + 0.02%), 4.36%, 9/2/2025 (b)	105,000	105,000
(SOFR + 0.02%), 4.36%, 9/2/2025 (b)	250,000	250,000
(SOFR + 0.05%), 4.39%, 9/2/2025 (b)	247,000	247,000
(SOFR + 0.05%), 4.39%, 9/2/2025 (b)	194,000	194,000
(SOFR + 0.07%), 4.40%, 9/2/2025 (b)	300,000	300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.07%), 4.40%, 9/2/2025 (b)	54,000	54,000
(SOFR + 0.07%), 4.41%, 9/2/2025 (b)	250,000	250,000
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.09%), 4.43%, 9/2/2025 (b)	500,000	500,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	1,495,000	1,495,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	1,225,000	1,225,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	250,000	250,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	925,000	925,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	950,000	950,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	125,000	125,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	700,000	700,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	225,000	225,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	175,000	175,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	500,000	500,000
(SOFR + 0.19%), 4.52%, 9/2/2025 (b)	1,400,000	1,400,000
(SOFR + 0.19%), 4.52%, 9/2/2025 (b)	2,000,000	2,000,000
(SOFR + 0.19%), 4.53%, 9/2/2025 (b)	1,000,000	1,000,000
(SOFR + 0.19%), 4.53%, 9/2/2025 (b)	1,000,000	1,000,000
DN, 4.31%, 9/26/2025 (c)	300,000	299,104
DN, 4.28%, 10/31/2025 (c)	95,000	94,327
DN, 4.22%, 11/4/2025 (c)	100,000	99,255
DN, 4.22%, 11/5/2025 (c)	100,000	99,244
DN, 4.23%, 1/8/2026 (c)	500,000	492,538
DN, 4.07%, 2/5/2026 (c)	1,750,000	1,719,510
4.37%, 2/6/2026	1,000,000	1,000,000
4.37%, 2/6/2026	862,500	862,500
4.37%, 2/6/2026	800,000	800,000
DN, 4.02%, 2/11/2026 (c)	1,260,000	1,237,465
DN, 4.00%, 2/23/2026 (c)	250,000	245,263
DN, 4.00%, 2/24/2026 (c)	250,000	245,236
DN, 4.00%, 3/3/2026 (c)	1,000,000	980,073
4.40%, 3/13/2026	822,255	822,255
4.40%, 3/17/2026	500,000	500,000
4.35%, 4/17/2026	953,750	953,750
4.35%, 4/17/2026	1,000,000	1,000,000
FHLMC
(SOFR + 0.08%), 4.42%, 9/2/2025 (b)	970,000	970,000
(SOFR + 0.10%), 4.43%, 9/2/2025 (b)	1,980,000	1,980,000
(SOFR + 0.11%), 4.45%, 9/2/2025 (b)	790,000	790,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	1,500,000	1,500,000
FNMA
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	1,206,000	1,206,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	362,000	362,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	45

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	275,000	275,000
Total U.S. Government Agency Securities (Cost $54,815,542)		54,815,542
U.S. Treasury Obligations — 8.0%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.29%, 9/2/2025 (b)	2,906,280	2,906,307
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (b)	6,067,200	6,064,102
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.31%, 9/2/2025 (b)	440,000	439,992
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.33%, 9/2/2025 (b)	5,575,300	5,573,825
U.S. Treasury Notes
0.25%, 9/30/2025	300,000	299,044
5.00%, 9/30/2025	1,300,000	1,300,673
2.25%, 11/15/2025	600,000	597,522
4.50%, 11/15/2025	100,000	100,009
0.38%, 11/30/2025	520,000	515,062
2.88%, 11/30/2025	632,456	630,239
4.88%, 11/30/2025	365,000	365,500
4.25%, 12/31/2025	1,050,000	1,049,881
0.50%, 2/28/2026	500,000	490,829
4.63%, 2/28/2026	745,000	746,272
2.25%, 3/31/2026	400,000	395,606
4.88%, 4/30/2026	719,200	723,042
1.63%, 5/15/2026	925,000	908,982
3.63%, 5/15/2026	470,000	468,181
1.88%, 6/30/2026	200,000	196,300
1.38%, 8/31/2026	50,000	48,764
3.75%, 8/31/2026	500,000	499,140
Total U.S. Treasury Obligations (Cost $24,319,272)		24,319,272
Short Term Investments — 38.2%
U.S. Treasury Obligations — 38.2%
U.S. Treasury Bills
4.14%, 9/4/2025 (c)	1,488,500	1,487,987
4.28%, 9/9/2025 (c)	200	200
4.12%, 9/11/2025 (c)	867,000	866,008
4.25%, 9/16/2025 (c)	5,441,020	5,431,411
4.12%, 9/18/2025 (c)	1,367,000	1,364,344
4.10%, 9/25/2025 (c)	1,490,000	1,485,942
4.30%, 9/30/2025 (c)	4,414,800	4,399,543
4.02%, 10/2/2025 (c)	1,106,400	1,102,584
4.24%, 10/7/2025 (c)	11,643,800	11,594,638
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.01%, 10/9/2025 (c)	6,425,800	6,398,688
4.24%, 10/14/2025 (c)	2,991,200	2,976,123
4.08%, 10/16/2025 (c)	1,488,300	1,480,747
4.25%, 10/21/2025 (c)	5,957,600	5,922,620
4.07%, 10/23/2025 (c)	2,896,500	2,879,556
4.19%, 10/28/2025 (c)	4,856,300	4,824,692
4.11%, 10/30/2025 (c)	1,948,500	1,935,449
4.19%, 11/4/2025 (c)	938,000	931,058
4.18%, 11/6/2025 (c)	4,048,700	4,017,896
4.26%, 11/18/2025 (c)	654,000	648,020
4.18%, 11/20/2025 (c)	1,483,000	1,469,356
4.25%, 11/25/2025 (c)	1,160,000	1,148,462
4.22%, 11/28/2025 (c)	3,081,000	3,049,525
4.25%, 12/2/2025 (c)	6,115,000	6,049,209
4.20%, 12/4/2025 (c)	1,486,975	1,470,844
4.15%, 12/9/2025 (c)	6,022,500	5,954,514
4.20%, 12/11/2025 (c)	1,488,200	1,470,873
4.10%, 12/16/2025 (c)	2,999,000	2,963,237
4.21%, 12/18/2025 (c)	2,888,825	2,852,816
4.17%, 12/26/2025 (c)	2,966,200	2,926,822
4.17%, 1/2/2026 (c)	2,936,200	2,894,968
4.20%, 1/8/2026 (c)	2,400,000	2,364,353
4.19%, 1/15/2026 (c)	3,011,200	2,964,276
4.18%, 1/29/2026 (c)	200,000	196,577
4.05%, 2/5/2026 (c)	1,136,200	1,116,479
4.04%, 2/12/2026 (c)	2,975,000	2,921,195
3.99%, 2/26/2026 (c)	2,962,000	2,904,663
3.93%, 4/16/2026 (c)	7,003,200	6,833,579
4.04%, 5/14/2026 (c)	1,433,000	1,393,109
4.06%, 6/11/2026 (c)	3,026,200	2,932,470
4.06%, 7/9/2026 (c)	400,000	386,437
3.90%, 8/6/2026 (c)	744,000	717,657
Total U.S. Treasury Obligations (Cost $116,728,927)		116,728,927
Total Short Term Investments (Cost $116,728,927)		116,728,927
Total Investments — 98.0% (Cost $299,308,415) *		299,308,415
Other Assets in Excess of Liabilities — 2.0%		6,170,224
NET ASSETS — 100.0%		305,478,639

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	August 31, 2025

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At August 31, 2025, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of September 2, 2025,
as follows for JPMorgan U.S. Government Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$650,000	$650,313	$670,117
Agency Joint Trading Account II	1,179,457	1,180,026	1,203,046
Agency Joint Trading Account III	90,217	90,261	92,100
Treasury Joint Trading Account I	975,000	975,469	994,963

Repurchase Agreements - At August 31, 2025, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	4.34%	$650,000
Agency Joint Trading Account II
BofA Securities, Inc.	4.34%	1,179,457
Agency Joint Trading Account III
BNP Paribas SA	4.34%	90,217
Treasury Joint Trading Account I
BNP Paribas SA	4.33%	691,935
Citibank NA	4.33%	31,452
Wells Fargo Securities LLC	4.33%	251,613
Total		975,000

At August 31, 2025, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.50%-6.50%	1/25/2029-7/1/2055
GNMA	3.00%-6.00%	12/20/2040-11/20/2054
U.S. Treasury Securities	0.00%	10/7/2025
Agency Joint Trading Account II
FHLMC	1.50%-7.00%	2/1/2026-9/1/2055
FNMA	1.50%-7.00%	9/1/2035-3/1/2061
Agency Joint Trading Account III
FHLMC	2.00%-6.50%	4/25/2026-9/1/2055
FNMA	1.58%-7.50%	6/25/2026-8/1/2055
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.63%	8/31/2025-5/15/2055

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)	The rate shown is the effective yield as of August 31, 2025.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	47

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 41.6%
BNP Paribas SA, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $400,338, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/15/2026 - 5/15/2054, with a value of $412,536.	400,000	400,000
BNP Paribas SA, 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $250,212, collateralized by U.S. Treasury Securities, 0.00% - 3.75%, due 4/15/2028 - 2/15/2045, with a value of $258,799.	250,000	250,000
BNP Paribas SA, 4.37%, dated 8/29/2025, due 9/5/2025, repurchase price $500,425, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 9/30/2025 - 2/15/2055, with a value of $517,713.	500,000	500,000
BNP Paribas SA, 4.44%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,863, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 2/15/2026 - 2/15/2045, with a value of $1,065,112.	1,000,000	1,000,000
BofA Securities, Inc., 4.36%, dated 8/29/2025, due 9/5/2025, repurchase price $1,000,848, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 11/30/2029 - 11/15/2043, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,250,602, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 11/30/2029 - 2/28/2030, with a value of $1,275,000.	1,250,000	1,250,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 8/29/2025, due 9/4/2025, repurchase price $225,164, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 11/30/2029 - 2/28/2030, with a value of $229,500.	225,000	225,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 8/29/2025, due 9/18/2025, repurchase price $501,211, collateralized by U.S. Treasury Securities, 0.13% - 4.38%, due 9/30/2029 - 1/15/2030, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 4.37%, dated 8/29/2025, due 10/10/2025, repurchase price $502,549, collateralized by U.S. Treasury Securities, 0.63% - 4.38%, due 5/15/2041 - 8/15/2043, with a value of $510,094.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.36%, dated 8/29/2025, due 10/15/2025, repurchase price $351,992, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 9/2/2025 - 8/15/2043, with a value of $357,000.	350,000	350,000
Citigroup Global Markets Holdings, Inc., 4.24%, dated 8/29/2025, due 11/20/2025, repurchase price $504,888, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 9/2/2025 - 8/15/2043, with a value of $510,000.	500,000	500,000
Credit Agricole Corporate and Investment Bank, 4.34%, dated 8/29/2025, due 9/5/2025, repurchase price $300,253, collateralized by U.S. Treasury Securities, 2.25% - 4.88%, due 2/15/2027 - 10/31/2028, with a value of $306,000.	300,000	300,000
Credit Agricole Corporate and Investment Bank, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $250,211, collateralized by U.S. Treasury Securities, 4.38%, due 7/31/2026, with a value of $255,000.	250,000	250,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,000,481, collateralized by U.S. Treasury Securities, 4.00% - 4.38%, due 7/15/2027 - 5/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $3,001,443, collateralized by U.S. Treasury Securities, 1.38% - 4.38%, due 3/15/2027 - 2/15/2044, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $250,211, collateralized by U.S. Treasury Securities, 4.63%, due 9/15/2026, with a value of $255,000.	250,000	250,000
Goldman Sachs & Co. LLC, 4.35%, dated 8/29/2025, due 9/5/2025, repurchase price $500,423, collateralized by U.S. Treasury Securities, 0.00% - 6.13%, due 8/31/2025 - 2/15/2055, with a value of $510,000.	500,000	500,000
ING Financial Markets LLC, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $300,144, collateralized by U.S. Treasury Securities, 0.38% - 4.50%, due 12/31/2025 - 11/15/2033, with a value of $306,147.	300,000	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
ING Financial Markets LLC, 4.34%, dated 8/29/2025, due 9/4/2025, repurchase price $400,289, collateralized by U.S. Treasury Securities, 0.50% - 4.88%, due 4/30/2026 - 8/15/2035, with a value of $408,344.	400,000	400,000
Norinchukin Bank (The), 4.38%, dated 8/29/2025, due 9/3/2025, repurchase price $200,122, collateralized by U.S. Treasury Securities, 4.13%, due 11/30/2031, with a value of $204,000.	200,000	200,000
Societe Generale SA, 4.35%, dated 8/29/2025, due 9/4/2025, repurchase price $100,073, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 8/15/2042 - 11/15/2043, with a value of $102,000.	100,000	100,000
TD Securities USA LLC, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $750,361, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 2/26/2026 - 8/15/2052, with a value of $765,368.	750,000	750,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $3,501,684. (a)	3,500,000	3,500,000
Wells Fargo Bank NA, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $1,250,601, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 6/15/2028 - 2/15/2037, with a value of $1,275,614.	1,250,000	1,250,000
Wells Fargo Securities LLC, 4.33%, dated 8/29/2025, due 9/2/2025, repurchase price $3,001,443, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 10/31/2025 - 8/15/2034, with a value of $3,061,472.	3,000,000	3,000,000
Total Repurchase Agreements (Cost $21,275,000)		21,275,000
U.S. Treasury Obligations — 19.9%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.24%, 9/2/2025 (b)	1,218,000	1,218,016
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.29%, 9/2/2025 (b)	502,000	501,980
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (b)	240,000	240,056
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (b)	750,000	749,654
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.31%, 9/2/2025 (b)	1,650,000	1,649,883
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.33%, 9/2/2025 (b)	850,000	849,777
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (b)	1,166,000	1,166,186
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.39%, 9/2/2025 (b)	800,000	800,000
U.S. Treasury Notes
0.25%, 9/30/2025	440,000	438,596
3.00%, 9/30/2025	40,000	39,957
5.00%, 9/30/2025	120,000	120,063
0.25%, 10/31/2025	260,000	258,303
5.00%, 10/31/2025	60,000	60,065
4.25%, 12/31/2025	440,000	440,003
4.25%, 1/31/2026	250,000	249,991
4.63%, 2/28/2026	320,000	320,535
4.88%, 4/30/2026	200,000	201,114
1.63%, 5/15/2026	124,000	121,856
0.75%, 5/31/2026	19,000	18,546
4.13%, 6/15/2026	13,000	13,018
0.88%, 6/30/2026	131,000	127,590
1.88%, 6/30/2026	50,000	49,075
4.63%, 6/30/2026	562,000	564,504
Total U.S. Treasury Obligations (Cost $10,198,768)		10,198,768
Short Term Investments — 37.1%
U.S. Treasury Obligations — 37.1%
U.S. Treasury Bills
4.25%, 9/16/2025 (c)	650,000	648,850
4.28%, 9/30/2025 (c)	445,000	443,471
4.05%, 10/2/2025 (c)	273,000	272,051
4.24%, 10/7/2025 (c)	950,000	945,987
4.21%, 10/14/2025 (c)	500,000	497,501
4.08%, 10/16/2025 (c)	225,000	223,858
4.25%, 10/21/2025 (c)	1,000,000	994,128
4.17%, 10/23/2025 (c)	800,000	795,215
4.24%, 10/28/2025 (c)	950,000	943,787
4.10%, 10/30/2025 (c)	350,000	347,663
4.22%, 11/4/2025 (c)	480,000	476,429
4.22%, 11/12/2025 (c)	1,405,000	1,393,232
4.14%, 11/13/2025 (c)	450,000	446,254
4.26%, 11/18/2025 (c)	580,000	574,691
4.18%, 11/20/2025 (c)	230,000	227,884
4.23%, 11/28/2025 (c)	200,000	197,952
4.16%, 12/2/2025 (c)	245,000	242,420
4.20%, 12/4/2025 (c)	234,000	231,462
4.15%, 12/9/2025 (c)	480,000	474,581
4.10%, 12/16/2025 (c)	400,000	395,230
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	49

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.21%, 12/18/2025 (c)	450,000	444,391
4.10%, 12/23/2025 (c)	500,000	493,644
4.19%, 12/26/2025 (c)	930,000	917,606
4.07%, 12/30/2025 (c)	500,000	493,356
4.17%, 1/2/2026 (c)	960,000	946,519
4.20%, 1/8/2026 (c)	480,000	472,871
4.19%, 1/15/2026 (c)	585,000	575,884
4.15%, 1/22/2026 (c)	480,000	472,206
4.05%, 2/5/2026 (c)	240,000	235,834
4.04%, 2/12/2026 (c)	500,000	490,957
4.02%, 2/19/2026 (c)	250,000	245,315
3.99%, 2/26/2026 (c)	500,000	490,321
3.92%, 4/16/2026 (c)	965,000	941,690
4.04%, 5/14/2026 (c)	225,000	218,737
4.06%, 6/11/2026 (c)	450,000	436,062
4.06%, 7/9/2026 (c)	208,000	200,947
3.90%, 8/6/2026 (c)	120,000	115,751
Total U.S. Treasury Obligations (Cost $18,964,737)		18,964,737
Total Short Term Investments (Cost $18,964,737)		18,964,737
Total Investments — 98.6% (Cost $50,438,505) *		50,438,505
Other Assets in Excess of Liabilities — 1.4%		737,873
NET ASSETS — 100.0%		51,176,378

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31,
2025, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of September 2, 2025, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$3,500,000	$3,501,684	$3,571,662

Repurchase Agreements - At August 31, 2025, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	4.33%	$2,483,871
Citibank NA	4.33%	112,903
Wells Fargo Securities LLC	4.33%	903,226
Total		3,500,000

At August 31, 2025, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.63%	8/31/2025-5/15/2055

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)	The rate shown is the effective yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 38.8%
FFCB
DN, 4.13%, 9/9/2025 (a)	25,000	24,977
DN, 4.29%, 9/18/2025 (a)	200,000	199,596
DN, 4.10%, 12/17/2025 (a)	50,000	49,398
DN, 4.10%, 12/30/2025 (a)	50,000	49,327
DN, 4.01%, 2/5/2026 (a)	30,000	29,484
DN, 4.12%, 3/4/2026 (a)	25,000	24,484
DN, 4.13%, 3/11/2026 (a)	25,000	24,464
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.14%), 4.48%, 9/2/2025 (b)	100,000	100,000
(Federal Reserve Bank Prime Loan Rate US + (3.01)%), 4.49%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.15%), 4.49%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.16%), 4.50%, 9/2/2025 (b)	25,000	25,000
FHLB
DN, 4.15%, 9/2/2025 (a)	1,000	1,000
(SOFR + 0.01%), 4.34%, 9/2/2025 (b)	250,000	250,000
4.34%, 9/2/2025 (c)	200,000	200,000
4.34%, 9/2/2025 (c)	200,000	200,001
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	250,000	250,000
4.34%, 9/2/2025 (c)	250,000	250,002
(SOFR + (0.01)%), 4.34%, 9/2/2025 (b)	250,000	250,000
4.34%, 9/2/2025 (c)	250,000	250,000
(SOFR + 0.02%), 4.36%, 9/2/2025 (b)	200,000	200,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.16%), 4.49%, 9/2/2025 (b)	25,000	25,000
(SOFR + 0.19%), 4.52%, 9/2/2025 (b)	100,000	100,000
(SOFR + 0.19%), 4.53%, 9/2/2025 (b)	150,000	150,000
DN, 4.23%, 9/16/2025 (a)	100,000	99,824
DN, 4.12%, 12/4/2025 (a)	100,000	98,935
DN, 4.04%, 12/26/2025 (a)	100,000	98,716
DN, 4.16%, 1/5/2026 (a)	100,000	98,563
4.37%, 2/6/2026	47,917	47,917
DN, 4.02%, 2/11/2026 (a)	50,000	49,106
DN, 4.07%, 5/15/2026 (a)	28,000	27,211
DN, 4.13%, 7/31/2026 (a)	32,000	30,819
Total U.S. Government Agency Securities (Cost $3,303,824)		3,303,824
U.S. Treasury Obligations — 3.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.31%, 9/2/2025 (b)	200,000	200,036
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (b)	100,000	100,005
U.S. Treasury Notes, 0.88%, 6/30/2026	25,000	24,336
Total U.S. Treasury Obligations (Cost $324,377)		324,377
Short Term Investments — 54.4%
U.S. Treasury Obligations — 54.4%
U.S. Treasury Bills
4.30%, 9/2/2025 (a)	100,000	99,988
4.14%, 9/4/2025 (a)	50,000	49,983
4.28%, 9/11/2025 (a)	250,000	249,703
4.26%, 9/16/2025 (a)	50,000	49,912
4.24%, 9/18/2025 (a)	150,000	149,700
4.30%, 9/23/2025 (a)	100,000	99,738
4.10%, 9/25/2025 (a)	50,000	49,864
4.28%, 9/30/2025 (a)	300,000	298,969
4.22%, 10/2/2025 (a)	300,000	298,913
4.22%, 10/7/2025 (a)	100,000	99,579
4.19%, 10/9/2025 (a)	350,000	348,458
4.24%, 10/14/2025 (a)	100,000	99,496
4.24%, 10/16/2025 (a)	300,000	298,420
4.26%, 10/21/2025 (a)	100,000	99,412
4.23%, 10/23/2025 (a)	300,000	298,176
4.24%, 10/28/2025 (a)	200,000	198,691
4.23%, 10/30/2025 (a)	325,000	322,764
4.12%, 11/6/2025 (a)	100,000	99,250
4.14%, 11/13/2025 (a)	100,000	99,168
4.18%, 11/20/2025 (a)	100,000	99,080
4.18%, 11/28/2025 (a)	225,000	222,725
4.25%, 12/2/2025 (a)	100,000	98,924
4.19%, 12/4/2025 (a)	50,000	49,458
4.15%, 12/9/2025 (a)	100,000	98,871
4.20%, 12/11/2025 (a)	50,000	49,418
4.10%, 12/16/2025 (a)	100,000	98,807
4.21%, 12/18/2025 (a)	100,000	98,753
4.16%, 12/26/2025 (a)	75,000	74,008
4.19%, 1/2/2026 (a)	100,000	98,587
4.20%, 1/8/2026 (a)	50,000	49,257
4.19%, 1/15/2026 (a)	25,000	24,610
4.13%, 1/22/2026 (a)	50,000	49,192
4.19%, 1/29/2026 (a)	25,000	24,571
4.04%, 2/12/2026 (a)	25,000	24,548
4.02%, 2/19/2026 (a)	25,000	24,532
3.99%, 2/26/2026 (a)	25,000	24,516
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	51

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.04%, 5/14/2026 (a)	50,000	48,606
4.06%, 6/11/2026 (a)	25,000	24,226
4.06%, 7/9/2026 (a)	25,000	24,152
3.90%, 8/6/2026 (a)	25,000	24,115
Total U.S. Treasury Obligations (Cost $4,641,140)		4,641,140
Total Short Term Investments (Cost $4,641,140)		4,641,140
Total Investments — 97.0% (Cost $8,269,341) *		8,269,341
Other Assets in Excess of Liabilities — 3.0%		253,092
NET ASSETS — 100.0%		8,522,433

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	The rate shown is the effective yield as of August 31, 2025.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 16.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.24%, 9/2/2025 (a)	6,025,000	6,025,075
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.29%, 9/2/2025 (a)	2,359,000	2,358,906
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (a)	3,635,000	3,635,303
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.30%, 9/2/2025 (a)	3,750,000	3,748,269
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.31%, 9/2/2025 (a)	5,783,438	5,783,338
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.33%, 9/2/2025 (a)	6,145,000	6,142,480
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.35%, 9/2/2025 (a)	3,877,000	3,877,978
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.39%, 9/2/2025 (a)	3,880,000	3,880,884
U.S. Treasury Notes
0.25%, 9/30/2025	1,125,000	1,121,349
0.25%, 10/31/2025	70,000	69,543
5.00%, 10/31/2025	140,000	140,154
0.38%, 12/31/2025	150,000	148,138
4.25%, 12/31/2025	1,123,000	1,123,056
0.38%, 1/31/2026	103,275	101,655
0.50%, 2/28/2026	380,000	373,030
4.63%, 2/28/2026	905,000	906,506
3.75%, 4/15/2026	150,000	149,763
0.75%, 4/30/2026	40,000	39,156
4.88%, 4/30/2026	250,000	251,392
1.63%, 5/15/2026	636,000	625,001
0.75%, 5/31/2026	108,000	105,419
4.13%, 6/15/2026	73,384	73,486
0.88%, 6/30/2026	108,000	105,282
4.63%, 6/30/2026	892,000	896,821
Total U.S. Treasury Obligations (Cost $41,681,984)		41,681,984
Short Term Investments — 86.6%
U.S. Treasury Obligations — 86.6%
U.S. Treasury Bills
4.29%, 9/2/2025 (b)	13,250,000	13,248,422
4.24%, 9/4/2025 (b)	8,200,000	8,197,102
4.30%, 9/9/2025 (b)	5,250,000	5,244,992
4.28%, 9/11/2025 (b)	8,250,000	8,240,215
4.27%, 9/16/2025 (b)	10,200,000	10,181,889
4.30%, 9/18/2025 (b)	8,250,000	8,233,268
4.30%, 9/23/2025 (b)	11,250,000	11,220,544
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.22%, 9/25/2025 (b)	4,225,000	4,213,134
4.29%, 9/30/2025 (b)	9,004,720	8,974,359
4.23%, 10/2/2025 (b)	16,176,000	16,117,345
4.25%, 10/7/2025 (b)	12,450,000	12,397,348
4.15%, 10/9/2025 (b)	12,676,000	12,620,714
4.22%, 10/14/2025 (b)	15,020,000	14,944,754
4.21%, 10/16/2025 (b)	3,720,000	3,700,543
4.25%, 10/21/2025 (b)	12,450,000	12,376,926
4.17%, 10/23/2025 (b)	4,900,000	4,870,649
4.23%, 10/28/2025 (b)	8,925,000	8,866,982
4.17%, 10/30/2025 (b)	3,200,000	3,178,284
4.22%, 11/4/2025 (b)	2,450,000	2,431,772
4.15%, 11/6/2025 (b)	6,100,000	6,053,916
4.14%, 11/13/2025 (b)	2,400,000	2,380,022
4.18%, 11/20/2025 (b)	2,200,000	2,179,749
4.21%, 11/28/2025 (b)	4,045,000	4,003,750
4.20%, 12/4/2025 (b)	1,205,000	1,191,928
4.15%, 12/9/2025 (b)	1,250,000	1,235,889
4.20%, 12/11/2025 (b)	1,250,000	1,235,446
4.10%, 12/16/2025 (b)	1,500,000	1,482,113
4.21%, 12/18/2025 (b)	2,450,000	2,419,461
4.10%, 12/23/2025 (b)	2,500,000	2,468,219
4.16%, 12/26/2025 (b)	4,016,688	3,963,544
4.07%, 12/30/2025 (b)	2,500,000	2,466,779
4.20%, 1/8/2026 (b)	1,250,000	1,231,434
4.19%, 1/15/2026 (b)	2,500,000	2,461,042
4.13%, 1/22/2026 (b)	3,010,000	2,961,429
4.19%, 1/29/2026 (b)	2,475,000	2,432,512
4.05%, 2/5/2026 (b)	1,250,000	1,228,303
4.04%, 2/12/2026 (b)	1,875,000	1,841,090
4.03%, 2/19/2026 (b)	1,471,000	1,443,325
3.99%, 2/26/2026 (b)	2,500,000	2,451,606
3.93%, 4/16/2026 (b)	2,400,000	2,341,926
4.04%, 5/14/2026 (b)	1,200,000	1,166,595
4.06%, 6/11/2026 (b)	1,840,000	1,783,010
4.06%, 7/9/2026 (b)	1,250,000	1,207,615
3.90%, 8/6/2026 (b)	630,000	607,694
Total U.S. Treasury Obligations (Cost $223,497,639)		223,497,639
Total Short Term Investments (Cost $223,497,639)		223,497,639
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	53

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 102.8% (Cost $265,179,623) *		265,179,623
Liabilities in Excess of Other Assets — (2.8)%		(7,137,042)
NET ASSETS — 100.0%		258,042,581

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(b)	The rate shown is the effective yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 61.7%
Alabama — 1.0%
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML5061, Rev., VRDO, LOC : Bank of America NA, 4.04%, 9/2/2025 (a) (b)	12,285	12,285
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.93%, 9/8/2025 (a) (b)	100,000	100,000
Total Alabama		112,285
Alaska — 0.6%
Alaska Housing Finance Corp., Home Mortgage Series 2007B, Rev., VRDO, LIQ : FHLB, 2.70%, 9/8/2025 (b)	14,800	14,800
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 3.90%, 9/2/2025 (b)	8,700	8,700
Series 1993B, Rev., VRDO, 3.90%, 9/2/2025 (b)	16,275	16,275
Series 1993C, Rev., VRDO, 3.90%, 9/2/2025 (b)	21,060	21,060
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LOC : Royal Bank of Canada, 2.85%, 9/8/2025 (a) (b)	4,305	4,305
Total Alaska		65,140
Arizona — 0.5%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (b)	735	735
Deutsche Bank Spears Series DB-8166, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	7,010	7,010
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 2.81%, 9/4/2025 (b)	5,685	5,685
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8042, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,670	2,670
Series 2025-XL0609, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	20,625	20,625
Total Arizona		57,725
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — 0.3%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	37,500	37,500
California — 1.6%
Deutsche Bank Spears Series DB-8144, GO, VRDO, LIQ : Deutsche Bank AG, 3.50%, 9/2/2025 (a) (b)	5,975	5,975
Public Finance Authority
Series 2025-VRS212, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	32,250	32,250
Series 25-VRS213, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	74,490	74,490
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 3.83%, 9/2/2025 (a) (b)	4,835	4,835
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	16,920	16,920
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	17,650	17,650
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	5,185	5,185
Series 2025-XF3334, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,925	5,925
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.77%, 9/8/2025 (a) (b)	1,350	1,350
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	7,425	7,425
Total California		172,005
Colorado — 0.3%
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	2,300	2,300
Deutsche Bank Spears
Series DB-8148, Rev., VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	8,595	8,595
Series 2025-DB-8167, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	8,960	8,960
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,905	3,905
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	55

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2024-XX1354, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,900	4,900
Series 2025-XF8032, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,665	2,665
Total Colorado		35,075
Connecticut — 1.8%
City of Bristol, GO, BAN, 3.75%, 11/6/2025	35,000	35,043
City of New London Series A, GO, BAN, 4.00%, 3/12/2026	24,954	25,114
City of Torrington, GO, BAN, 4.00%, 3/12/2026	22,350	22,491
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (b)	2,000	2,000
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017A-2, Rev., VRDO, 2.37%, 9/8/2025 (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1077, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	22,760	22,760
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,705	5,705
Series 2024-XX1346, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	10,400	10,400
Town of Manchester, GO, 4.00%, 2/12/2026	13,632	13,703
Town of Windham, GO, BAN, 4.00%, 9/26/2025	8,890	8,897
Total Connecticut		196,113
District of Columbia — 1.5%
Deutsche Bank Spears Series 2025-DB8211, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,750	4,750
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025 C-1, Rev., VRDO, LIQ : Bank of America NA, 3.80%, 9/2/2025 (b)	15,225	15,225
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	40,000	40,000
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Series 2025-CF7046, GO, VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (b)	17,360	17,360
Series 2025-XF8012, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	8,000	8,000
Series 2025-XX1403, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,990	3,990
Series 2025-ZF3379, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,270	3,270
Series 2025-ZF3380, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,660	4,660
Total District of Columbia		157,255
Florida — 3.4%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (b)	1,350	1,350
County of Broward, Power and Light Co. Project, Rev., VRDO, 3.05%, 9/8/2025 (b)	43,600	43,600
County of Martin, Florida Power and Light Co., Project, Rev., VRDO, 2.88%, 9/8/2025 (b)	43,900	43,900
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.75%, 9/8/2025 (b)	20,000	20,000
Deutsche Bank Spears Series DB-8165, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	12,435	12,435
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 2.73%, 9/8/2025 (b)	12,000	12,000
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	3,810	3,810
Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project
Series 2024A, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	20,000	20,000
Series 2024B, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	32,500	32,500
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 2.77%, 9/8/2025 (b)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.77%, 9/8/2025 (b)	130	130
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 2.75%, 9/8/2025 (b)	3,770	3,770
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	40,000	40,000
Series 25-VRS214, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	16,660	16,660
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 2.97%, 9/8/2025 (b)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6040, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	8,000	8,000
Series 2024-BAML6041, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	2,560	2,560
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,775	1,775
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	8,845	8,845
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	22,105	22,105
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,265	4,265
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	10,000	10,000
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,625	5,625
Series 2024-YX1350, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	9,100	9,100
Series 2025-XM1210, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,590	3,590
Series 2025-ZL0675, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,335	3,335
Series 2025-CF7017, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	4,590	4,590
Series 2025-CF7027, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	9,515	9,515
Total Florida		365,010
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — 2.6%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.01%, 9/8/2025 (a) (b)	222,000	222,000
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2025A, Rev., VRDO, LOC : Bank of America NA, 2.83%, 9/8/2025 (b)	3,200	3,200
Deutsche Bank Spears Series 2025-DB8171, Rev., VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	7,455	7,455
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 2.93%, 9/8/2025 (b)	30,000	30,000
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (b)	7,975	7,975
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6042, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	8,220	8,220
Series 2024-XX1341, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,640	2,640
Total Georgia		281,490
Idaho — 0.0% ^
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	150	150
Illinois — 4.7%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 2.93%, 9/8/2025 (b)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.77%, 9/4/2025 (b)	140	140
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.73%, 9/8/2025 (b)	1,500	1,500
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (b)	5,000	5,000
Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (b)	50,600	50,600
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 2.80%, 9/8/2025 (b)	10,400	10,400
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	57

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 2.73%, 9/8/2025 (b)	6,300	6,300
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 2.85%, 9/8/2025 (b)	3,535	3,535
Public Finance Authority
Series 2025-VRS206, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	80,825	80,825
Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	147,800	147,800
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,960	3,960
Series 2025-XF1962, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	1,710	1,710
Series 2019-XL0105, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	23,320	23,320
Series 2022-XF3042, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	18,470	18,470
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	55,790	55,790
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	31,035	31,035
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	62,300	62,300
Total Illinois		510,135
Indiana — 0.1%
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	4,525	4,525
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	9,750	9,750
Total Indiana		14,275
Iowa — 1.5%
Iowa Finance Authority, Chevron USA, Inc., Project Series 2024, Rev., AMT, VRDO, 3.95%, 9/2/2025 (b)	48,355	48,355
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.00%, 9/8/2025 (a) (b)	117,800	117,800
Total Iowa		166,155
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — 0.1%
Kansas Development Finance Authority, KU Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (b)	5,550	5,550
Kentucky — 1.2%
Kentucky Economic Development Finance Authority, Goodwill Industries of Kentucky, Inc., Project, Rev., VRDO, LOC : PNC Bank NA, 2.70%, 9/8/2025 (b)	12,275	12,275
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.93%, 9/8/2025 (b)	72,835	72,835
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	39,000	39,000
Total Kentucky		124,110
Louisiana — 2.8%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010, Rev., VRDO, 3.92%, 9/2/2025 (b)	73,640	73,640
Series 2010B, Rev., VRDO, 3.92%, 9/2/2025 (b)	78,350	78,350
Louisiana Public Facilities Authority, Chevron USA, Inc., Projects, Rev., AMT, VRDO, 3.95%, 9/2/2025 (b)	15,855	15,855
Louisiana Public Facilities Authority, Children Medical Center Project Series 2017B, Rev., VRDO, LOC : UBS AG, 2.73%, 9/8/2025 (b)	10,000	10,000
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	75,000	75,000
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	50,040	50,040
Tender Option Bond Trust Receipts/Certificates Series 2025-XF1971, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,750	2,750
Total Louisiana		305,635
Maine — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XX1348, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	5,500	5,500
Maryland — 0.4%
County of Montgomery Series 2017A, GO, 5.00%, 11/1/2025	500	502
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Deutsche Bank Spears Series 2025-DB-8177, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	3,865	3,865
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6033, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	16,125	16,125
Series 2024-BAML6034, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	10,100	10,100
Series 2024-BAML6035, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	5,510	5,510
Series 2024-XF3258, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	10,445	10,445
Total Maryland		46,547
Massachusetts — 1.5%
City of Somerville, GO, BAN, 4.00%, 2/20/2026	14,200	14,278
City of Waltham, GO, BAN, 3.75%, 6/18/2026	15,543	15,639
City of Westfield Series A, GO, BAN, 4.00%, 6/4/2026	15,956	16,073
Dennis-Yarmouth Regional School District, GO, BAN, 3.75%, 11/14/2025	12,000	12,017
Deutsche Bank Spears
Series 2025-DB8199, Rev., VRDO, LIQ : Deutsche Bank AG, 2.84%, 9/2/2025 (a) (b)	5,935	5,935
Series 2025-DB-8154, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	6,790	6,790
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 2.72%, 9/8/2025 (b)	220	220
Northborough-Southborough Regional School District, GO, BAN, 3.75%, 7/23/2026	7,500	7,556
Public Finance Authority Series 202A, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	9,275	9,275
Town of Braintree, GO, BAN, 4.00%, 2/26/2026	1,190	1,196
Town of Hatfield, GO, BAN, 4.00%, 10/31/2025	6,158	6,169
Town of Needham, GO, BAN, 3.50%, 10/30/2025	11,126	11,136
Town of Plymouth, GO, BAN, 4.00%, 4/24/2026	16,175	16,292
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Town of Sharon, GO, BAN, 4.00%, 2/20/2026	6,000	6,033
Town of Southbridge, GO, BAN, 4.00%, 5/28/2026	9,127	9,192
Town of West Springfield, GO, BAN, 4.00%, 6/18/2026	14,196	14,307
Total Massachusetts		167,108
Michigan — 0.7%
Michigan Finance Authority Series 2025A-1, Rev., 5.00%, 7/20/2026	3,600	3,669
Michigan Strategic Fund, Chevron USA, Inc., Project Series 2024, Rev., VRDO, 3.95%, 9/2/2025 (b)	11,050	11,050
RIB Floater Trust Various States Series 2025-001, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (b)	14,385	14,385
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0573, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	3,565	3,565
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	1,755	1,755
Series 2025-XF1967, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,940	4,940
Total Michigan		71,359
Minnesota — 0.9%
City of Minneapolis Series 2020, GO, 3.00%, 12/1/2025	4,740	4,739
City of Rochester, Health Care Facilities, Mayo Clinic Series 2008A, Rev., VRDO, 2.65%, 9/8/2025 (b)	30,000	30,000
County of Hennepin Series 2020A, GO, 5.00%, 12/1/2025	1,000	1,006
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.73%, 9/8/2025 (b)	3,760	3,760
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.78%, 9/8/2025 (b)	33,945	33,945
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6027, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	8,600	8,600
Series 2025-XF1876, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,435	1,435
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	9,665	9,665
Series 2023-BAML6016, Rev., VRDO, LOC : Bank of America NA, 2.85%, 9/8/2025 (a) (b)	3,900	3,900
Total Minnesota		97,050
Mississippi — 1.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.75%, 9/2/2025 (b)	7,525	7,525
Series 2007C, Rev., VRDO, 3.75%, 9/2/2025 (b)	14,940	14,940
Series 2007E, Rev., VRDO, 3.75%, 9/2/2025 (b)	4,640	4,640
Series 2009A, Rev., VRDO, 3.75%, 9/2/2025 (b)	20,635	20,635
Series 2009B, Rev., VRDO, 3.75%, 9/2/2025 (b)	15,295	15,295
Series 2009C, Rev., VRDO, 3.75%, 9/2/2025 (b)	13,900	13,900
Series 2009E, Rev., VRDO, 3.75%, 9/2/2025 (b)	4,890	4,890
Series 2009F, Rev., VRDO, 3.75%, 9/2/2025 (b)	9,230	9,230
Series 2009G, Rev., VRDO, 3.75%, 9/2/2025 (b)	5,100	5,100
Series 2010I, Rev., VRDO, 3.75%, 9/2/2025 (b)	17,350	17,350
Series 2011G, Rev., VRDO, 3.75%, 9/2/2025 (b)	9,040	9,040
Series 2007A, Rev., VRDO, 3.90%, 9/2/2025 (b)	14,450	14,450
Series 2007D, Rev., VRDO, 3.90%, 9/2/2025 (b)	9,700	9,700
Series 2009D, Rev., VRDO, 3.90%, 9/2/2025 (b)	4,700	4,700
Series 2010J, Rev., VRDO, 3.90%, 9/2/2025 (b)	35,400	35,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2011F, Rev., VRDO, 3.90%, 9/2/2025 (b)	2,400	2,400
Mississippi Development Bank, Jackson County Industrial Water System Project Series 2009, Rev., VRDO, 3.75%, 9/2/2025 (b)	2,080	2,080
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	1,540	1,540
Total Mississippi		192,815
Missouri — 1.0%
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 2.75%, 9/8/2025 (b)	1,550	1,550
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 3.75%, 9/2/2025 (b)	2,950	2,950
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (b)	2,460	2,460
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	21,600	21,600
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	12,000	12,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	10,640	10,640
Series 2024-ZF1744, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,445	3,445
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	6,605	6,605
Total Missouri		104,500
Montana — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 4.00%, 9/2/2025 (a) (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1431, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	10,975	10,975
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	6,675	6,675
Total Nebraska		17,650
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0660, GO, VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	6,375	6,375
Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	6,660	6,660
Series 2025-XF1954, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,900	2,900
Series 2025-XG0627, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	5,135	5,135
Series 2025-ZF3413, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Total Nevada		26,070
New Hampshire — 1.0%
City of Manchester Series 2024-1, GO, BAN, 3.75%, 11/14/2025	28,300	28,339
City of Portsmouth, GO, BAN, 4.25%, 6/18/2026	7,131	7,200
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	21,715	21,715
Total New Hampshire		108,179
New Jersey — 4.0%
Borough of Fairview, GO, BAN, 4.00%, 8/21/2026	14,468	14,666
Borough of Raritan Series 2025A, GO, BAN, 4.00%, 7/8/2026	11,558	11,650
Borough of South Plainfield Series 2025A, GO, BAN, 4.00%, 4/9/2026	8,866	8,923
Borough of South River, General Improvement water Utility Series 2024A, GO, BAN, 4.00%, 12/10/2025	10,843	10,873
Borough of Woodland Park, GO, BAN, 4.00%, 4/30/2026	9,840	9,881
City of Cape May, GO, BAN, 3.75%, 9/11/2025	15,214	15,217
City of East Orange, GO, BAN, 3.50%, 10/16/2025	25,406	25,424
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
City of Linden, GO, BAN, 4.00%, 6/12/2026	10,927	11,009
City of Ocean City, GO, BAN, 3.75%, 10/14/2025	30,000	30,033
City of Woodbury, Capital Improvement Water and Sewer Utility Series 2024A, GO, BAN, 3.75%, 12/11/2025	5,500	5,513
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	37,200	37,200
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	5,440	5,440
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	5,185	5,185
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 2.83%, 9/8/2025 (a) (b)	9,935	9,935
Series 2024-CF7010, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	7,920	7,920
Town of Phillipsburg, GO, BAN, 4.00%, 10/28/2025	16,505	16,530
Township of Berkeley Series 2025B, GO, BAN, 4.00%, 8/20/2026	18,549	18,803
Township of Bordentown, GO, BAN, 4.00%, 3/27/2026	25,000	25,154
Township of Branchburg Series 2024B, GO, BAN, 3.75%, 10/8/2025	12,600	12,611
Township of Bridgewater, Water Utility Series 2025A, GO, BAN, 4.00%, 7/29/2026	24,476	24,724
Township of Hamilton Series 2024B, GO, BAN, 3.50%, 10/9/2025	25,000	25,018
Township of Hillsborough Series 2024B, GO, BAN, 4.00%, 11/13/2025	13,225	13,250
Township of Monroe Series 2024A, GO, BAN, 4.00%, 9/9/2025	13,863	13,866
Township of Robbinsville Series 2025A, GO, BAN, 4.00%, 7/8/2026	4,074	4,106
Township of South Orange Village, GO, BAN, 4.00%, 6/24/2026	32,805	33,076
Township of Verona Series 2025A, GO, BAN, 4.00%, 2/26/2026	15,062	15,146
Township of Voorhees Series 2024A, GO, BAN, 4.00%, 9/23/2025	18,337	18,350
Total New Jersey		429,503
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 0.0% ^
County of Sandoval, Multi-Family Sandoval Flats Project Series 2024A, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/8/2025 (b)	1,670	1,670
University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ : US Bank NA, 2.70%, 9/8/2025 (b)	2,500	2,500
Total New Mexico		4,170
New York — 13.8%
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.90%, 9/2/2025 (b)	9,330	9,330
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	15,795	15,795
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.97%, 9/2/2025 (b)	5,200	5,200
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (b)	13,600	13,600
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.95%, 9/2/2025 (b)	36,050	36,050
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/2/2025 (b)	56,505	56,505
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	6,390	6,390
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	24,700	24,700
Deutsche Bank Spears
Series 2024-DB-8147, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	9,815	9,815
Series DB-8151, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	7,355	7,355
Falconer Central School District, GO, BAN, 4.00%, 7/15/2026	14,750	14,874
Hamburg Central School District, GO, BAN, 4.00%, 5/28/2026	35,125	35,351
Long Island Power Authority, Electric System Series 2025C, Rev., VRDO, LOC : Royal Bank of Canada, 2.75%, 9/8/2025 (b)	25,000	25,000
Medina Central School District, GO, BAN, 4.00%, 6/25/2026	31,607	31,845
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Metropolitan Transportation Authority Dedicated Tax Fund Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	1,065	1,065
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	100	100
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (b)	3,800	3,800
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	19,300	19,300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (b)	33,025	33,025
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (b)	34,660	34,660
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011
Series DD-3A, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	15,360	15,360
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	49,160	49,160
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/2/2025 (b)	68,755	68,755
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (b)	9,750	9,750
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 9/2/2025 (b)	10,420	10,420
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.85%, 9/2/2025 (b)	15,000	15,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (b)	10,000	10,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018C-7, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	58,650	58,650
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	10,225	10,225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (b)	83,450	83,450
Series 2023, Subseries A-3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.95%, 9/2/2025 (b)	12,300	12,300
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	46,000	46,000
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.74%, 9/8/2025 (b)	69,360	69,360
Port Byron Central School District, GO, BAN, 3.75%, 6/26/2026	13,845	13,927
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (b)	37,500	37,500
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	35,000	35,000
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	43,050	43,050
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	25,835	25,835
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	17,000	17,000
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	62,050	62,050
Rome City School District, GO, BAN, 4.00%, 6/25/2026	17,198	17,334
Sachem Central School District, GO, TAN, 3.75%, 6/25/2026 (c)	72,000	72,715
Sherburne Earlville Central School District, GO, BAN, 4.00%, 7/16/2026	26,520	26,740
South Jefferson Central School District, GO, BAN, 4.00%, 6/26/2026	17,475	17,621
South Lewis Central School District, GO, BAN, 4.00%, 7/24/2026	15,000	15,136
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF3418, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (b)	5,000	5,000
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,445	4,445
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	4,110	4,110
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	11,110	11,110
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	6,470	6,470
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	9,025	9,025
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,800	3,800
Series 2025-XF1882, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,000	3,000
Series 2025-XF1932, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XF1942, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,520	3,520
Series 2025-XF1967, GO, VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	400	400
Series 2025-XF3438, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,375	3,375
Series 2025-XF3456, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-XM1261, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-XM1262, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,250	1,250
Town of Colonie Series 2025A, GO, BAN, 4.00%, 3/6/2026	2,507	2,522
Town of Oyster Bay, GO, BAN, 4.00%, 8/21/2026	99,845	101,262
Union Endicott Central School District, GO, BAN, 4.00%, 6/26/2026	19,843	20,000
Yorkshire-Pioneer Central School District, GO, BAN, 4.00%, 6/18/2026	32,151	32,391
Total New York		1,486,793
North Carolina — 0.3%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	4,190	4,190
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 2.80%, 9/8/2025 (b)	23,985	23,985
Total North Carolina		28,175
Ohio — 1.9%
Akron City School District, Unlimited Tax, GO, 4.00%, 8/6/2026	5,350	5,406
City of Sidney, Limited Tax Various Purpose, GO, BAN, 3.75%, 10/8/2025	20,620	20,639
Cleveland-Cuyahoga County Port Authority, Museum of Natural History Project Series 2005B, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (b)	5,750	5,750
Ohio State University (The) Series 2023A-1, Rev., VRDO, 2.75%, 9/8/2025 (b)	9,335	9,335
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	8,230	8,230
Public Finance Authority Series 2025-VRS210, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	20,280	20,280
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	42,350	42,350
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	8,000	8,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
State of Ohio Series 2018-1, Rev., 5.00%, 12/15/2025	945	952
State of Ohio, Cleveland Clinic Health System Series 2019E, Rev., VRDO, LIQ : PNC Bank NA, 3.75%, 9/2/2025 (b)	6,650	6,650
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	9,470	9,470
Series 2024-XG0586, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	39,590	39,590
Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	11,250	11,250
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,800	2,800
Series 2024-XL0553, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,635	3,635
Series 2024-XM1198, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	5,625	5,625
Series 2025-XM1208, GO, VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	5,200	5,200
Total Ohio		210,162
Oklahoma — 0.3%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	24,405	24,405
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,220	2,220
Series 2025-XF3305, Rev., VRDO, A.G., LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Total Oklahoma		28,625
Oregon — 0.2%
RIB Floater Trust Various States Series 2025-003, Rev., VRDO, LOC : Barclays Bank plc, 3.03%, 9/4/2025 (a) (b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates Series 2025-XF1929, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Total Oregon		19,000
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other — continued
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	15,000	15,000
Series 2024-CF7009, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	7,475	7,475
Total Other		42,475
Pennsylvania — 0.9%
Commonwealth of Pennsylvania Series 2022-1, GO, 5.00%, 10/1/2025	500	501
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	2,500	2,500
Deutsche Bank Spears Series DB-8161, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	19,950	19,950
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.73%, 9/8/2025 (b)	12,610	12,610
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.76%, 9/8/2025 (b)	12,120	12,120
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	3,640	3,640
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0594, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	2,330	2,330
Series 2024-XG0595, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	3,500	3,500
Series 025-ZF3407, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,500	3,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,600	2,600
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	10,260	10,260
Series 2024-ZF1772, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,580	3,580
Series 2025-XF1939, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	6,855	6,855
Series 2025-XF3344, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XX1404, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	12,375	12,375
Total Pennsylvania		98,321
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 2.83%, 9/8/2025 (b)	810	810
South Carolina — 0.7%
Lexington and Richland School District No. 5 Series 2025B, GO, SCSDE, 3.75%, 2/27/2026	15,000	15,061
Public Finance Authority Series 2025-VRS208, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	49,200	49,200
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group Series 2018C, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	10,000	10,000
Total South Carolina		74,261
Tennessee — 0.3%
Deutsche Bank Spears Series 2025-DB8180, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	8,440	8,440
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	10,335	10,335
Total Tennessee		28,775
Texas — 4.3%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.73%, 9/8/2025 (b)	12,700	12,700
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.74%, 9/8/2025 (b)	150	150
City of Plano, GO, 3.00%, 9/1/2025	1,000	1,000
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 2.80%, 9/4/2025 (b)	12,305	12,305
Dallas-Fort Worth International Airport Facility Improvement Corp., United Parcel SVC, Inc., Rev., VRDO, 3.93%, 9/2/2025 (b)	7,825	7,825
Deutsche Bank Spears
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	12,435	12,435
Series 2025-DB-8156, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,645	5,645
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-DB8198, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,935	5,935
Series DB-8186, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	3,165	3,165
Series DB-8187, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series DB-8212, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	11,870	11,870
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 2.78%, 9/8/2025 (b)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 3.98%, 9/2/2025 (b)	1,525	1,525
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 3.95%, 9/2/2025 (b)	2,055	2,055
Rev., VRDO, 3.95%, 9/2/2025 (b)	3,220	3,220
Lubbock Independent School District Series 2005A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (b)	6,965	6,965
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	9,800	9,800
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
RIB Floater Trust Various States Series 2025-1004, Rev., VRDO, LOC : Barclays Bank plc, 3.08%, 10/3/2025 (a) (b)	4,975	4,975
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 3.90%, 9/2/2025 (b)	82,335	82,335
State of Texas, GO, 5.00%, 10/1/2025	550	551
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3272, Rev., VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	2,800	2,800
Series 2025-BAML6036, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	7,560	7,560
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	7,050	7,050
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	7,450	7,450
Series 2025-XG0610, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	20,210	20,210
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	8,000	8,000
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	6,265	6,265
Series 2025-CF7036, GO, VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (b)	11,625	11,625
Series 2025-XF1997, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	2,650	2,650
Series 2025-XF3414, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	2,665	2,665
Series 2025-XG0616, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	1,600	1,600
Series 2025-XG0622, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-XL0593, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-XL0668, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	4,330	4,330
Series 2025-ZL0661, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,360	1,360
Series 2025-ZL0662, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	1,640	1,640
Series 2025-XF1902, GO, VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	7,685	7,685
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	7,435	7,435
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 2.86%, 9/8/2025 (a) (b)	7,200	7,200
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (b)	131,975	131,975
Total Texas		459,861
Virginia — 0.5%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 2.73%, 9/8/2025 (b)	1,565	1,565
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	33,725	33,725
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	6,000	6,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2020B, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (b)	2,065	2,065
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6039, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	7,560	7,560
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,950	3,950
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	1,705	1,705
Total Virginia		56,570
Washington — 0.5%
City of Seattle, Municipal Light and Power Series 2023B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	18,800	18,800
Deutsche Bank Spears
Series 2025-DB8163, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	11,875	11,875
Series DB-8162, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	9,495	9,495
RIB Floater Trust Various States Series 2025-1000, Rev., VRDO, LIQ : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	4,875	4,875
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1963, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (b)	3,750	3,750
Series 025-XF1955, Rev., VRDO, LIQ : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	8,000	8,000
Total Washington		56,795
Wisconsin — 1.5%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	18,385	18,385
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	8,995	8,995
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	5,925	5,925
Series 2024-XL0570, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,500	3,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Series 2025-XM1216, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2024-XF1779, Rev., VRDO, LIQ : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	4,360	4,360
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	4,095	4,095
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 3.80%, 9/2/2025 (b)	3,875	3,875
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 2.75%, 9/8/2025 (b)	30,000	30,000
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Credit Group Series 2025B, Rev., VRDO, LOC : Truist Bank, 2.78%, 9/8/2025 (b)	37,880	37,880
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	15,540	15,540
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.73%, 9/8/2025 (b)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 2.73%, 9/8/2025 (b)	4,000	4,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.73%, 9/8/2025 (b)	9,000	9,000
Total Wisconsin		166,955
Wyoming — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0598, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	5,105	5,105
Wyoming Community Development Authority
Series 2023-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 2.73%, 9/8/2025 (b)	3,200	3,200
Series 2024-2, Rev., VRDO, LIQ : Royal Bank of Canada, 2.73%, 9/8/2025 (b)	9,000	9,000
Total Wyoming		17,305
Total Municipal Bonds (Cost $6,660,942)		6,660,942
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 9.7%
California — 1.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.76%, 9/8/2025# (a)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 2.80%, 9/8/2025# (a)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 2.80%, 9/8/2025# (a)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 2.82%, 9/8/2025# (a)	41,200	41,200
Total California		142,200
New Jersey — 0.2%
BlackRock MuniHoldings New Jersey Quality Fund, Inc. Series W-7-1727, LIQ : Bank of America NA, 2.89%, 9/8/2025# (a)	25,000	25,000
Other — 8.2%
AllianceBernstein National Municipal Income Fund, Inc. Series LIQ : Bank of America NA, 2.89%, 9/8/2025# (a)	22,500	22,500
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.88%, 9/8/2025# (a)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.87%, 9/8/2025# (a)	50,000	50,000
Series W-7, LIQ : TD Bank NA, 2.89%, 9/8/2025# (a)	31,100	31,100
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.78%, 9/8/2025# (a)	190,300	190,300
Series 5, LIQ : Societe Generale, 2.78%, 9/8/2025# (a)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 2.81%, 9/4/2025# (a)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 2.82%, 9/8/2025# (a)	211,000	211,000
Nuveen AMT-Free Quality Municipal Income Fund Series LIQ : Bank of America NA, 2.80%, 9/8/2025# (a)	20,000	20,000
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.88%, 9/4/2025# (a)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 2.88%, 9/8/2025# (a)	51,600	51,600
Total Other		878,600
Total Variable Rate Demand Preferred Shares (Cost $1,045,800)		1,045,800
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 29.0%
Commercial Paper — 29.0%
Board of Regents of the University of Texas System
Series A, 2.90%, 9/3/2025	5,000	5,000
Series A, 2.97%, 9/4/2025	20,000	20,000
Series C-2, 3.00%, 9/10/2025	25,000	25,000
Series A, 2.87%, 9/11/2025	25,000	25,000
Series C-2, 3.00%, 9/18/2025	12,500	12,500
Series A, 2.90%, 9/23/2025	25,000	25,000
Series A, 2.93%, 9/24/2025	25,000	25,000
Series C-1, 2.72%, 10/1/2025	25,000	25,000
Series A, 2.92%, 10/1/2025	20,500	20,500
Series A, 2.90%, 10/14/2025	23,299	23,299
Series A, 2.90%, 10/15/2025	25,000	25,000
Series A, 2.89%, 10/27/2025	18,000	18,000
Series A, 2.86%, 10/30/2025	25,000	25,000
Series A, 2.79%, 11/10/2025	10,000	10,000
Series A, 2.78%, 12/4/2025	5,000	5,000
Series A, 2.80%, 12/29/2025	10,900	10,900
Series A, 2.74%, 1/8/2026	25,000	25,000
Series A, 2.74%, 1/12/2026	25,000	25,000
Series A, 2.74%, 1/14/2026	25,000	25,000
Series A, 2.77%, 1/15/2026	10,000	10,000
Series A, 2.77%, 1/22/2026	10,000	10,000
Series A, 2.74%, 2/2/2026	25,000	25,000
Series A, 2.71%, 3/4/2026	12,500	12,500
Board of Trustees Michigan State University Series TE-H, 2.73%, 11/5/2025	4,891	4,891
Boston Water & Sewer Commission Series A, 2.97%, 10/7/2025	35,000	35,000
California State University Series A-1, 2.75%, 10/6/2025	18,900	18,900
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
California Statewide Communities Development Authority
Series 9B-3, 2.67%, 12/4/2025	9,000	9,000
Series 06-D, 2.65%, 1/7/2026	4,500	4,500
Series 08-C, 2.65%, 1/7/2026	35,865	35,865
Series 09-D, 2.65%, 1/7/2026	11,495	11,495
City and County of San Francisco Series A-2, 2.62%, 11/6/2025	55,500	55,500
City of Atlanta Series P-1, 2.85%, 9/17/2025	13,342	13,342
City of Atlanta Water and Wastewater
Series A-2, 3.00%, 9/3/2025	11,524	11,524
2.80%, 9/11/2025	48,070	48,070
City of Cape Coral
Series A, 2.94%, 9/9/2025	7,000	7,000
Series A, 2.76%, 9/18/2025	13,000	13,000
City of Dallas Waterworks and Sewer System
Series G, 2.85%, 10/21/2025	10,100	10,100
Series G, 2.78%, 11/3/2025	10,000	10,000
City of Garland Water and Sewer System Series 2015, 2.75%, 10/15/2025	10,000	10,000
City of Houston
Series A, 2.95%, 9/3/2025	8,875	8,875
Series E-1, 2.78%, 9/30/2025	20,000	20,000
Series H-2, 2.78%, 9/30/2025	45,000	45,000
Series G-2, 2.78%, 9/30/2025	25,000	25,000
Series E-1, 2.80%, 9/30/2025	10,000	10,000
Series G-2, 2.80%, 9/30/2025	20,000	20,000
City of Jacksonville
Series 2016, 2.70%, 10/16/2025	121,000	121,000
Series 92, 2.92%, 11/12/2025	28,300	28,300
City of Memphis Series A, 2.75%, 10/2/2025	65,000	65,000
City of Philadelphia Water and Wastewater Series B, 3.10%, 9/10/2025	7,280	7,280
City of Rochester
Series 2014, 2.97%, 10/2/2025	25,000	25,000
Series 08-C, 2.70%, 10/16/2025	50,000	50,000
Series 2011, 2.98%, 10/16/2025	88,000	88,000
City of San Antonio
Series A, 2.78%, 9/2/2025	100,000	100,000
Series A, 2.80%, 9/23/2025	50,000	50,000
County of Harris
Series K-2, 2.80%, 9/9/2025	1,315	1,315
Series K-2, 2.80%, 9/9/2025	180	180
Series K-2, 2.75%, 10/16/2025	24,600	24,600
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A-1, 2.95%, 12/4/2025	40,910	40,910
County of King
Series A, 2.93%, 9/9/2025	6,250	6,250
Series A, 2.92%, 9/16/2025	16,200	16,200
Series A, 2.93%, 9/18/2025	6,050	6,050
Series A, 2.88%, 10/6/2025	34,200	34,200
County of Maricopa
2.97%, 10/8/2025	46,550	46,550
2.90%, 11/5/2025	9,000	9,000
County of Montgomery Series 10-A, 2.75%, 11/4/2025	50,000	50,000
Dormitory of The State, 2.75%, 9/11/2025	10,000	10,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-B, 2.95%, 9/9/2025	50,000	50,000
Series 14-D, 2.93%, 9/11/2025	50,000	50,000
Series 14-E, 2.75%, 10/14/2025	50,000	50,000
Series 14-C, 2.75%, 10/16/2025	50,000	50,000
Indiana Finance Authority Series D-2, 2.75%, 2/6/2026	100,325	100,325
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 2.79%, 9/22/2025	102,435	102,435
Series A-1, 2.85%, 11/17/2025	10,000	10,000
Lower Colorado River Authority Series B, 2.75%, 9/23/2025	9,873	9,873
Maricopa County Industrial Development Authority, 2.90%, 10/15/2025	14,000	14,000
Michigan State University Series G, 2.87%, 10/2/2025	23,989	23,989
Municipal Improvement Series A-3, 2.55%, 10/3/2025	8,750	8,750
Omaha Public Power District
Series A, 3.00%, 9/22/2025	12,050	12,050
Series A, 2.96%, 10/2/2025	14,950	14,950
Series A, 2.98%, 10/9/2025	15,000	15,000
Series A, 2.78%, 10/14/2025	11,000	11,000
Series A, 2.78%, 10/15/2025	11,000	11,000
Series A, 2.99%, 10/16/2025	14,300	14,300
Series A, 2.95%, 10/22/2025	13,700	13,700
Series A, 2.78%, 10/23/2025	2,500	2,500
Series A, 3.01%, 11/4/2025	15,000	15,000
Series A, 2.92%, 11/6/2025	12,500	12,500
Series A, 2.88%, 11/18/2025	15,000	15,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	69

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Pennsylvania Higher Educational Facilities Authority
2.92%, 9/9/2025	10,000	10,000
2.94%, 9/18/2025	25,000	25,000
2.75%, 11/4/2025	25,000	25,000
2.75%, 11/12/2025	20,000	20,000
Rhode Island Health and Educational Building Corp.
2.90%, 10/16/2025	25,000	25,000
2.95%, 10/30/2025	11,593	11,593
2.80%, 11/6/2025	7,794	7,794
Southwestern Illinois Development Authority
Series 17-B, 2.86%, 9/22/2025	49,870	49,870
Series 17-B, 2.79%, 10/1/2025	15,000	15,000
State of California Series A-1, 2.55%, 11/3/2025	12,550	12,550
State of Oregon Department of Transportation
Series A-2, 3.05%, 9/4/2025	65,357	65,357
Series A-1, 2.92%, 10/2/2025	24,246	24,246
Texas Public Finance Authority
Series 19, 2.75%, 11/5/2025	62,885	62,885
Series 19, 2.75%, 11/6/2025	65,000	65,000
Series 19, 2.76%, 12/3/2025	49,400	49,400
University of California
Series A, 2.65%, 9/11/2025	5,000	5,000
Series A, 2.70%, 9/23/2025	16,655	16,655
Series A, 2.70%, 9/30/2025	8,000	8,000
Series A, 2.80%, 10/6/2025	12,000	12,000
Series A, 2.75%, 11/3/2025	20,000	20,000
Series A, 2.75%, 11/19/2025	15,000	15,000
University of Houston
Series TE-A, 2.89%, 10/23/2025	3,340	3,340
Series TE-A, 2.71%, 11/17/2025	11,000	11,000
University of Massachusetts Building Authority Series 13B-1, 2.88%, 11/5/2025	52,817	52,817
University of Michigan
Series B, 2.95%, 9/2/2025	42,460	42,460
Series B, 2.88%, 11/4/2025	20,500	20,500
University of Minnesota
Series H, 2.99%, 9/8/2025	10,000	10,000
Series H, 3.00%, 9/8/2025	6,300	6,300
Series F, 2.92%, 10/1/2025	27,100	27,100
Series H, 2.79%, 10/2/2025	44,000	44,000
Series G, 2.89%, 10/15/2025	5,146	5,146
Series H, 2.72%, 10/21/2025	7,300	7,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series 07-B, 2.86%, 10/21/2025	3,100	3,100
Series 07-C, 2.86%, 10/21/2025	5,000	5,000
Series H, 2.86%, 10/21/2025	22,100	22,100
Series H, 2.88%, 10/21/2025	3,300	3,300
Series H, 2.76%, 11/3/2025	14,300	14,300
University of North Carolina System
Series D, 2.87%, 10/21/2025	10,000	10,000
Series D, 2.78%, 10/23/2025	19,000	19,000
Series D, 2.80%, 10/23/2025	5,000	5,000
University of Pittsburgh-of the Commonwealth System of Higher Education Series B-2, 2.85%, 9/4/2025	23,000	23,000
Total Commercial Paper (Cost $3,126,081)		3,126,081
Total Short Term Investments (Cost $3,126,081)		3,126,081
Total Investments — 100.4% (Cost $10,832,823) *		10,832,823
Liabilities in Excess of Other Assets — (0.4)%		(42,132)
NET ASSETS — 100.0%		10,790,691

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	August 31, 2025

#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	71

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 84.4%
Alabama — 1.1%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.93%, 9/8/2025 (a) (b)	24,600	24,600
Total Alabama		28,600
Alaska — 1.0%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.80%, 9/2/2025 (b)	18,630	18,630
State of Alaska International Airports System Series 2021C, Rev., AMT, 5.00%, 10/1/2025	2,500	2,504
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1788, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	5,625	5,625
Total Alaska		26,759
Arizona — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	2,755	2,755
Arkansas — 2.3%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	60,000	60,000
California — 4.8%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.76%, 9/8/2025 (b)	2,900	2,900
City of Los Angeles Department of Airports Series 2016A, Rev., AMT, 5.00%, 5/15/2026	950	962
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments
Series 1997A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2025 (b)	8,500	8,500
Series 2000A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2025 (b)	2,000	2,000
Deutsche Bank Spears Series 2025-DB-8169, Rev., VRDO, LIQ : Deutsche Bank AG, 2.82%, 9/8/2025 (a) (b)	5,000	5,000
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.45%, 9/2/2025 (a) (b)	18,780	18,780
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 2.81%, 9/8/2025 (b)	5,830	5,830
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0643, Rev., VRDO, LIQ : Bank of America NA, 3.85%, 9/2/2025 (a) (b)	3,570	3,570
Series 2024-BAML6024, Rev., VRDO, LOC : Bank of America NA, 3.93%, 9/2/2025 (a) (b)	17,955	17,955
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 3.93%, 9/2/2025 (a) (b)	15,000	15,000
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 3.98%, 9/2/2025 (a) (b)	12,000	12,000
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	16,025	16,025
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	4,660	4,660
Series 2025-ZF3388, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	1,540	1,540
Series 2025-ZF3389, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.78%, 9/8/2025 (a) (b)	2,010	2,010
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	9,815	9,815
Total California		126,547
Colorado — 3.9%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 2.75%, 9/8/2025 (b)	310	310
RIB Floater Trust Various States
Series 2025-1005, Rev., VRDO, LIQ : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	11,075	11,075
Series 2023-017, Rev., VRDO, LOC : Barclays Bank plc, 3.03%, 10/3/2025 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1826, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	4,430	4,430
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	6,875	6,875
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	10,125	10,125
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	4,800	4,800
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	1,745	1,745
Series 2023-XM1151, Rev., VRDO, LOC : UBS AG, 2.78%, 9/8/2025 (a) (b)	3,750	3,750
Series 2024-ZF1771, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	1,670	1,670
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2025-CF7028, Rev., VRDO, LIQ : Citibank NA, 2.78%, 9/8/2025 (a) (b)	20,610	20,610
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-ZF3300, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.81%, 9/8/2025 (a) (b)	1,000	1,000
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 2.84%, 9/8/2025 (a) (b)	3,750	3,750
Total Colorado		103,010
Connecticut — 0.6%
Town of Killingly, GO, BAN, 4.50%, 11/12/2025	15,000	15,029
District of Columbia — 2.1%
Metropolitan Washington Airports Authority Aviation
Series 2020A, Rev., AMT, 5.00%, 10/1/2025	9,470	9,484
Series 2021A, Rev., AMT, 5.00%, 10/1/2025	3,000	3,005
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0650, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	4,960	4,960
Series 025-XF1957, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	4,000	4,000
Series 025-XL0652, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	3,375	3,375
Series 025-XM1287, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	3,750	3,750
Series 025-XM1288, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	6,995	6,995
Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	4,935	4,935
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	9,835	9,835
Series 025-ZF3422, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.81%, 9/8/2025 (a) (b)	4,575	4,575
Total District of Columbia		54,914
Florida — 8.7%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project, Rev., VRDO, LOC : Citibank NA, 2.76%, 9/8/2025 (b)	2,425	2,425
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 2.82%, 9/8/2025 (b)	35,000	35,000
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 2.80%, 9/8/2025 (b)	20,000	20,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.80%, 9/8/2025 (b)	25,000	25,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Florida Housing Finance Corp., College Park Holdings Ltd. Project Series 2006D, Rev., VRDO, LIQ : FHLMC, 2.75%, 9/8/2025 (b)	6,375	6,375
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 2.75%, 9/8/2025 (b)	5,745	5,745
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 2.76%, 9/8/2025 (b)	45	45
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project Series 2024A, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	23,500	23,500
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	9,195	9,195
Series 2025-XL0644, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	5,335	5,335
Series 2025-YX1371, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/2/2025 (a) (b)	4,280	4,280
Series 2024-XF3239, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	8,915	8,915
Series 2024-XF3242, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	3,340	3,340
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-XF1849, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	3,430	3,430
Series 2025-XG0614, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	3,330	3,330
Series 2025-XL0592, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	5,350	5,350
Series 2025-ZF1836, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	6,660	6,660
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	4,085	4,085
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	3,400	3,400
Series 2022-XF3004, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.81%, 9/8/2025 (a) (b)	7,500	7,500
Series 2025-ZF3294, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.81%, 9/8/2025 (a) (b)	8,025	8,025
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	73

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2025-ZF3383, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.81%, 9/8/2025 (a) (b)	4,980	4,980
Series 2023-ZF3205, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.83%, 9/8/2025 (a) (b)	5,000	5,000
Series 2025-ZF1872, Rev., VRDO, LIQ : Bank of America NA, 2.83%, 9/8/2025 (a) (b)	4,690	4,690
Series 2022-XL0290, Rev., VRDO, LIQ : Deutsche Bank AG, 2.87%, 9/8/2025 (a) (b)	13,190	13,190
Total Florida		229,985
Georgia — 3.6%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.01%, 9/8/2025 (a) (b)	66,000	66,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 2.90%, 9/8/2025 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 2.93%, 9/8/2025 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1967, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-XF1967, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	3,330	3,330
Total Georgia		96,050
Hawaii — 0.9%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XM1308, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/2/2025 (a) (b)	2,440	2,440
Series 025-XM1289, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	4,305	4,305
Series 2025-XL0589, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	2,000	2,000
Series 2025-XL0631, Rev., VRDO, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	4,220	4,220
Series 2025-YX1376, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	2,730	2,730
Series 2025-YX1377, Rev., VRDO, LIQ : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	2,220	2,220
Series 2025-XF8031, Rev., VRDO, LIQ : Bank of America NA, 2.81%, 9/8/2025 (a) (b)	3,000	3,000
Series 2025-ZF1831, Rev., VRDO, LIQ : Bank of America NA, 2.81%, 9/8/2025 (a) (b)	1,805	1,805
Total Hawaii		22,720
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Idaho — 0.2%
Idaho Housing and Finance Association, Single Family Mortgage Series 2016A-3, Class I, Rev., AMT, VRDO, LIQ : FHLB, 2.80%, 9/8/2025 (b)	5,165	5,165
Illinois — 3.7%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024C, Rev., AMT, 5.00%, 1/1/2026	2,765	2,782
Illinois Educational Facilities Authority, University of Chicago Medical Center Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 3.75%, 9/2/2025 (b)	395	395
Public Finance Authority Series 2025-VRS206, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	5,000	5,000
RIB Floater Trust Various States Series 2025-002, Rev., VRDO, LOC : Barclays Bank plc, 3.03%, 10/3/2025 (a) (b)	6,420	6,420
State of Illinois
Series 2024B, GO, 5.00%, 10/1/2025	7,700	7,713
GO, 5.00%, 11/1/2025	2,040	2,047
Series 2017D, GO, 5.00%, 11/1/2025	28,500	28,601
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3311, GO, VRDO, LIQ : UBS AG, 3.88%, 9/2/2025 (a) (b)	7,080	7,080
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,750	2,750
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	5,625	5,625
Series 2025-ZF1923, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	2,500	2,500
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	10,000	10,000
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	3,765	3,765
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 2.81%, 9/8/2025 (a) (b)	14,400	14,400
Total Illinois		99,078
Indiana — 0.5%
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.77%, 9/8/2025 (b)	1,370	1,370
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	4,900	4,900
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 3.24%, 9/8/2025 (b)	4,100	4,100
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 3.22%, 9/8/2025 (b)	2,000	2,000
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	100	100
Total Indiana		12,470
Iowa — 1.5%
Iowa Finance Authority, Chevron USA, Inc., Project Series 2024, Rev., AMT, VRDO, 3.95%, 9/2/2025 (b)	40,800	40,800
Kentucky — 3.9%
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.93%, 9/8/2025 (b)	31,990	31,990
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 3.80%, 9/2/2025 (b)	26,600	26,600
Series 1999B, Rev., VRDO, 3.80%, 9/2/2025 (b)	16,500	16,500
Series 1999C, Rev., VRDO, 3.80%, 9/2/2025 (b)	24,200	24,200
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	4,380	4,380
Total Kentucky		103,670
Louisiana — 2.2%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp., Rev., VRDO, 3.98%, 9/2/2025 (b)	9,000	9,000
Louisiana Public Facilities Authority, Chevron USA, Inc., Projects, Rev., AMT, VRDO, 3.95%, 9/2/2025 (b)	22,450	22,450
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	25,545	25,545
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0612, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	2,000	2,000
Total Louisiana		58,995
Maryland — 1.6%
Deutsche Bank Spears Series 2023-DB-8096, Rev., VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	5,600	5,600
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (b)	4,750	4,750
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (b)	28,860	28,860
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., AMT, VRDO, LOC : PNC Bank NA, 2.77%, 9/8/2025 (b)	4,030	4,030
Total Maryland		43,240
Massachusetts — 1.4%
City of Beverly, GO, BAN, 4.00%, 6/26/2026	5,750	5,785
City of Lowell, GO, BAN, 4.00%, 10/24/2025	4,433	4,438
City of Pittsfield, GO, BAN, 4.25%, 2/20/2026	4,537	4,558
Commonwealth of Massachusetts Series 2021A, GO, 5.00%, 9/1/2025	2,400	2,400
Deutsche Bank Spears Series 2025-DBE-8183, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,765	4,765
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 3.88%, 9/2/2025 (a) (b)	1,235	1,235
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	3,775	3,775
Town of Groveland, GO, BAN, 4.25%, 5/29/2026	4,317	4,348
Town of Templeton, GO, BAN, 4.00%, 2/19/2026	2,430	2,441
Town of Topsfield, GO, BAN, 4.00%, 4/15/2026	3,000	3,018
Total Massachusetts		36,763
Michigan — 1.0%
Michigan State Housing Development Authority, Rental Housing Series 2016C, Rev., AMT, VRDO, LIQ : FHLB, 2.78%, 9/8/2025 (b)	12,850	12,850
Michigan State Housing Development Authority, Single Family Mortgage Series 2008A, Rev., AMT, VRDO, LIQ : FHLB, 2.80%, 9/8/2025 (b)	6,420	6,420
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1115, Rev., VRDO, LIQ : Deutsche Bank AG, 2.79%, 9/8/2025 (a) (b)	7,990	7,990
Total Michigan		27,260
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	75

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — 0.3%
Minnesota Health and Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 3.99%, 9/2/2025 (b)	5,720	5,720
Minnesota Housing Finance Agency, Residential Housing Finance Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.78%, 9/8/2025 (b)	2,600	2,600
Total Minnesota		8,320
Mississippi — 1.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007C, Rev., VRDO, 3.75%, 9/2/2025 (b)	1,415	1,415
Series 2009F, Rev., VRDO, 3.75%, 9/2/2025 (b)	2,350	2,350
Series 2009G, Rev., VRDO, 3.75%, 9/2/2025 (b)	1,945	1,945
Series 2007A, Rev., VRDO, 3.90%, 9/2/2025 (b)	14,125	14,125
Series 2007D, Rev., VRDO, 3.90%, 9/2/2025 (b)	11,475	11,475
Series 2011E, Rev., VRDO, 3.90%, 9/2/2025 (b)	7,375	7,375
Total Mississippi		38,685
Montana — 0.4%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 4.00%, 9/2/2025 (a) (b)	10,000	10,000
Nebraska — 1.0%
County of Washington, Rev., AMT, VRDO, Zero Coupon, 9/8/2025 (b)	11,665	11,665
Deutsche Bank Spears Series DB-8193, Rev., VRDO, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	5,625	5,625
Douglas County Hospital Authority No. 2, Health Facilities Series 2008A, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/2/2025 (b)	7,770	7,770
Total Nebraska		25,060
Nevada — 0.2%
Deutsche Bank Spears Series 2025-DB-8190, GO, VRDO, 2.76%, 9/8/2025 (a) (b)	5,930	5,930
New Hampshire — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	4,075	4,075
New Jersey — 3.9%
Borough of Hopatcong, GO, BAN, 4.00%, 7/15/2026	4,341	4,368
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Borough of Seaside Heights Series 2025A, GO, BAN, 4.00%, 3/24/2026	6,752	6,787
Borough of Seaside Park Series 2025A, GO, BAN, 4.00%, 4/10/2026	2,925	2,940
Borough of Stone Harbor, GO, BAN, 4.00%, 7/24/2026	6,942	6,991
Borough of Wood-Ridge, GO, BAN, 3.75%, 2/23/2026	8,000	8,028
City of Burlington Series 2025A, GO, BAN, 4.25%, 6/4/2026	9,678	9,754
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.88%, 6/2/2026 (b)	18,000	18,208
Penns Grove-Carneys Point Regional School District, GO, GAN, 4.00%, 7/2/2026	6,478	6,504
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 2.79%, 9/8/2025 (a) (b)	4,785	4,785
Tender Option Bond Trust Receipts/Certificates
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 2.83%, 9/8/2025 (a) (b)	5,700	5,700
Township of Mendham, GO, BAN, 5.00%, 4/28/2026	4,754	4,798
Township of Pennsauken Series 2025A, GO, BAN, 4.75%, 5/22/2026	18,719	18,914
Township of Pequannock, GO, BAN, 4.00%, 3/27/2026	3,005	3,021
Total New Jersey		103,298
New York — 15.2%
Arlington Central School District, GO, BAN, 4.00%, 10/30/2025	3,000	3,004
Candor Central School District, GO, BAN, 4.00%, 6/26/2026	3,000	3,021
City of Albany, GO, BAN, 4.00%, 3/20/2026	10,000	10,045
City of Geneva, GO, BAN, 4.75%, 4/30/2026	6,500	6,552
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.90%, 9/2/2025 (b)	9,950	9,950
City of New York, Fiscal Year 2014
Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	8,200	8,200
Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	4,600	4,600
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2017 Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.88%, 9/2/2025 (b)	10,800	10,800
City of New York, Fiscal Year 2018 Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	2,025	2,025
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.95%, 9/2/2025 (b)	4,175	4,175
City of Newburgh Series 2025A, GO, BAN, 4.00%, 3/5/2026	4,000	4,018
City of Olean Series 2025A, GO, BAN, 3.75%, 7/22/2026	8,867	8,883
City of Rome, GO, BAN, 4.00%, 6/10/2026	7,475	7,522
Cuba-Rushford Central School District, GO, BAN, 4.00%, 6/26/2026	4,880	4,904
Deutsche Bank Spears
Series 2025-DB-8217, GO, VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	3,165	3,165
Series 2025-DBE-8213, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	4,735	4,735
Series DB-8185, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (b)	16,230	16,230
Dundee Central School District, GO, BAN, 4.00%, 6/18/2026	3,615	3,634
Enlarged City School District of the City of Troy, GO, BAN, 4.00%, 6/5/2026	8,000	8,050
Gananda Central School District, GO, BAN, 3.50%, 6/26/2026 (c)	5,000	5,032
Hoosic Valley Central School District, GO, BAN, 4.00%, 6/24/2026	9,769	9,829
Hunter-Tannersville Central School District, GO, BAN, 4.00%, 6/25/2026	3,850	3,871
Maine-Endwell Central School District, GO, BAN, 4.00%, 9/26/2025	2,129	2,130
Nanuet Union Free School District Series 2025B, GO, BAN, 3.75%, 12/18/2025	5,366	5,375
New York City Housing Development Corp., Markham Gardens Apartment Series 2006A, Rev., VRDO, LOC : FHLMC, 3.15%, 9/8/2025 (b)	16,000	16,000
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.95%, 9/8/2025 (b)	15,975	15,975
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	13,125	13,125
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (b)	20,950	20,950
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (b)	18,705	18,705
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011
Series DD-3A, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (b)	550	550
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	2,200	2,200
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	2,365	2,365
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/2/2025 (b)	2,875	2,875
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/2/2025 (b)	13,125	13,125
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	3,755	3,755
New York State Housing Finance Agency, 363 West 30th Street Housing, Rev., VRDO, LOC : FHLMC, 3.15%, 9/8/2025 (b)	10,000	10,000
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.80%, 9/8/2025 (b)	100	100
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.80%, 9/8/2025 (b)	15,000	15,000
Oswego City School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	4,690	4,720
Penn Yan Central School District Series 2025B, GO, BAN, 4.00%, 9/11/2026 (c)	1,260	1,275
Pine Valley Central School District, GO, BAN, 3.75%, 8/20/2026	7,360	7,426
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	77

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (b)	8,575	8,575
Schoharie Central School District Series 2025A, GO, BAN, 4.00%, 7/10/2026	10,025	10,096
Springville-Griffith Institute Central School District Series 2025A, GO, BAN, 4.00%, 8/14/2026	2,030	2,048
Susquehanna Valley Central School District, Conklin Broome County, GO, BAN, 4.00%, 9/19/2025	1,712	1,713
Tender Option Bond Trust Receipts/Certificates
Series 025-YX1418, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	7,900	7,900
Series 025-ZF1989, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	2,625	2,625
Town of Greece, GO, BAN, 4.00%, 10/10/2025	1,500	1,501
Town of Lansing, GO, BAN, 3.50%, 12/18/2025	1,770	1,772
Town of Union, GO, BAN, 3.75%, 2/20/2026	3,942	3,955
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	1,285	1,285
Union Endicott Central School District, Broome and Tioga Counties, GO, BAN, 3.75%, 10/17/2025	1,818	1,819
Valley Central School District, GO, BAN, 4.00%, 6/23/2026 (c)	7,700	7,781
Village of Freeport Series 2025C, GO, BAN, 4.75%, 4/24/2026	6,000	6,047
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025	2,000	2,000
Village of Hempstead Series 2025A, GO, BAN, 4.75%, 5/1/2026	20,000	20,160
Village of Lake Success Series 2025A, GO, BAN, 4.00%, 6/12/2026	2,000	2,011
Village of Nyack, GO, BAN, 4.00%, 2/13/2026	7,400	7,432
Village of Port Jefferson, GO, BAN, 3.75%, 10/10/2025	2,300	2,302
Village of Sleepy Hollow, GO, BAN, 3.75%, 11/14/2025	1,896	1,897
Warrensburg Central School District, GO, BAN, 4.00%, 6/23/2026	7,000	7,038
West Genesee Central School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	5,357	5,396
Total New York		403,249
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 0.2%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	1,250	1,250
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1011, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	4,200	4,200
Total North Carolina		5,450
Ohio — 1.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (b)	4,600	4,600
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-164 29, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	8,650	8,650
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1342, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	2,815	2,815
Series 2025-XL0588, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	7,500	7,500
Series 2025-XL0595, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	535	535
Series 2025-ZF1835, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	4,000	4,000
Series 2025-ZF1973, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	2,500	2,500
Total Ohio		30,600
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	3,615	3,615
Oregon — 1.6%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 3.33%, 9/8/2025 (b)	255	255
Port of Portland, International Airport
Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 2.80%, 9/3/2025 (b)	3,100	3,100
Series Subseries18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 3.11%, 9/3/2025 (b)	3,395	3,395
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (b)	6,325	6,325
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-163, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (b)	12,475	12,475
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	6,355	6,355
Series 2025-XF1873, Rev., VRDO, LIQ : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	3,160	3,160
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.83%, 9/8/2025 (a) (b)	4,190	4,190
Series 2025-ZF3386, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.83%, 9/8/2025 (a) (b)	2,975	2,975
Total Oregon		42,230
Other — 0.4%
FHLMC, Multi-Family VRD Certificates
Series M025, Rev., VRDO, LIQ : FHLMC, 3.41%, 9/8/2025 (a) (b)	4,230	4,230
Series M026, Rev., VRDO, LIQ : FHLMC, 3.41%, 9/8/2025 (a) (b)	6,515	6,515
Total Other		10,745
Pennsylvania — 1.7%
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (b)	1,975	1,975
RIB Floater Trust Various States Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	8,805	8,805
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	3,115	3,115
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-XF1911, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	5,475	5,475
Series 2025-XF1912, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	1,995	1,995
Series 2025-ZF1832, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	2,225	2,225
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2023-XF1634, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	2,665	2,665
Series 2022-XM1083, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.81%, 9/8/2025 (a) (b)	11,375	11,375
Total Pennsylvania		45,130
South Carolina — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1810, Rev., VRDO, LOC : TD Bank NA, 2.77%, 9/8/2025 (a) (b)	6,300	6,300
Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	2,590	2,590
Total South Carolina		8,890
Tennessee — 0.9%
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.95%, 9/2/2025 (b)	8,515	8,515
Montgomery County Public Building Authority, Tenn County Pool, Rev., VRDO, LOC : Bank of America NA, 3.95%, 9/2/2025 (b)	5,100	5,100
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 2.78%, 9/8/2025 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 2.79%, 9/8/2025 (a) (b)	5,055	5,055
Total Tennessee		23,880
Texas — 6.4%
Dallas-Fort Worth International Airport Facility Improvement Corp., United Parcel SVC, Inc., Rev., VRDO, 3.93%, 9/2/2025 (b)	21,225	21,225
Deutsche Bank Spears
Series 2025-DB-8194, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	5,000	5,000
Series 2025-DB-8195, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.95%, 9/2/2025 (a) (b)	5,205	5,205
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	6,000	6,000
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 4.15%, 9/2/2025 (a) (b)	9,780	9,780
Series 2025-DB8157, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,010	4,010
Series 2025-DB-8189, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	3,560	3,560
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	79

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-DB-8191, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,995	5,995
Series 2025-DB-8216, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	3,480	3,480
Series 2025-DBE-8214, GO, VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	11,705	11,705
Series DB-8174, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	4,495	4,495
Series DB-8188, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,935	5,935
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.83%, 9/8/2025 (b)	3,910	3,910
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 3.98%, 9/2/2025 (b)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Series B-4, Rev., VRDO, 3.98%, 9/2/2025 (b)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 3.95%, 9/2/2025 (b)	700	700
Rev., VRDO, 3.95%, 9/2/2025 (b)	645	645
Series 2001B3, Rev., VRDO, 3.98%, 9/2/2025 (b)	5,835	5,835
RIB Floater Trust Various States Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 3.03%, 10/10/2025 (a) (b)	28,280	28,280
State of Texas, Veterans
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.75%, 9/8/2025 (b)	11,915	11,915
GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 2.80%, 9/8/2025 (b)	4,830	4,830
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/2/2025 (a) (b)	600	600
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	725	725
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	950	950
Series 2022-XF1140, Rev., VRDO, LOC : Deutsche Bank AG, 2.77%, 9/8/2025 (a) (b)	9,750	9,750
Total Texas		170,055
Utah — 0.7%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	2,920	2,920
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued
Series 2025-ZF1833, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	2,225	2,225
Series 2025-ZF1848, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	3,285	3,285
Series 2023-XM1146, Rev., VRDO, LOC : UBS AG, 2.78%, 9/8/2025 (a) (b)	6,750	6,750
Series 2025-XL0577, Rev., VRDO, LOC : Royal Bank of Canada, 2.78%, 9/8/2025 (a) (b)	3,500	3,500
Total Utah		18,680
Virginia — 0.0% ^
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.79%, 9/8/2025 (a) (b)	275	275
Washington — 1.7%
Deutsche Bank Spears
Series 2025-DB-81, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (b)	5,580	5,580
Series 2025-DBE-8219, Rev., VRDO, LIQ : Deutsche Bank AG, 2.82%, 9/8/2025 (a) (b)	5,695	5,695
Port of Seattle, First Lien Series 2021, Rev., AMT, 5.00%, 9/1/2025	1,600	1,600
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0647, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	3,500	3,500
Series 2025-XL0648, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/2/2025 (a) (b)	2,240	2,240
Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	2,745	2,745
Series 2025-XF1967, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	4,490	4,490
Series 2025-XF3452, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	6,375	6,375
Series 2025-XM1307, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	3,750	3,750
Series 2025-ZF3352, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	2,160	2,160
Series 2025-ZF3364, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	4,375	4,375
Series 2025-ZF3455, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	3,735	3,735
Total Washington		46,245
Wisconsin — 1.4%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (b)	6,750	6,750
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2025-XL0679, Rev., VRDO, LOC : Royal Bank of Canada, 2.83%, 9/8/2025 (a) (b)	7,500	7,500
Series 2025-XL0680, Rev., VRDO, LOC : Royal Bank of Canada, 2.83%, 9/8/2025 (a) (b)	15,000	15,000
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 3.80%, 9/2/2025 (b)	6,975	6,975
Wisconsin Housing and Economic Development Authority Housing Series 2007G, Rev., AMT, VRDO, LOC : Bank of America NA, 2.86%, 9/8/2025 (b)	2,020	2,020
Total Wisconsin		38,245
Total Municipal Bonds (Cost $2,236,467)		2,236,467
	SHARES (000)
Variable Rate Demand Preferred Shares — 8.3%
Other — 8.3%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 2.89%, 9/8/2025# (a)	45,000	45,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.88%, 9/8/2025# (a)	66,500	66,500
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.87%, 9/8/2025# (a)	30,000	30,000
Series W-7, LIQ : TD Bank NA, 2.89%, 9/8/2025# (a)	30,000	30,000
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.78%, 9/8/2025# (a)	20,000	20,000
Nuveen AMT - Free Quality Municipal Income Fund Series 3-PFD, LIQ : TD Bank NA, 2.82%, 9/8/2025# (a)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 2.88%, 9/4/2025# (a)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $219,000)		219,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 7.5%
Commercial Paper — 7.5%
Board of Regents of the University of Texas System
Series A, 2.80%, 11/10/2025	7,500	7,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 2.78%, 12/18/2025	12,500	12,500
Series A, 2.77%, 1/15/2026	15,000	15,000
Series A, 2.77%, 1/21/2026	8,000	8,000
Series A, 2.74%, 2/4/2026	12,500	12,500
City and County of San Francisco
Series A-2, 2.62%, 11/6/2025	20,000	20,000
Series A-6, 2.65%, 11/6/2025	12,000	12,000
City of Atlanta Series P-1, 2.85%, 9/17/2025	15,000	15,000
City of Memphis Series A, 2.75%, 10/2/2025	10,000	10,000
County of Harris
Series J-1, 2.75%, 10/16/2025	10,360	10,360
Series C, 2.95%, 12/4/2025	2,010	2,010
General Authority of Southcentral Pennsylvania, 2.77%, 10/15/2025	37,800	37,800
Health Care Authority of the City of Huntsville (The)
2.83%, 9/25/2025	12,000	12,000
2.80%, 9/29/2025	13,000	13,000
Louisville and Jefferson County Metropolitan Sewer District Series A-1, 2.78%, 12/11/2025	10,000	10,000
Total Commercial Paper (Cost $197,670)		197,670
Total Short Term Investments (Cost $197,670)		197,670
Total Investments — 100.2% (Cost $2,653,137) *		2,653,137
Liabilities in Excess of Other Assets — (0.2)%		(4,664)
NET ASSETS — 100.0%		2,648,473

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	81

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	August 31, 2025

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 70.0%
California — 70.0%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2024A, Rev., 5.00%, 10/1/2025	2,275	2,280
Anaheim Housing and Public Improvements Authority, Water System Project Second Lien Series 2024A, Rev., VRDO, LOC : Bank of America NA, 3.60%, 9/2/2025 (a)	3,000	3,000
Bay Area Toll Authority, Toll Bridge
Series 2024D, Rev., VRDO, LOC : TD Bank NA, 3.30%, 9/2/2025 (a)	4,055	4,055
Series 2024I, Rev., VRDO, LOC : TD Bank NA, 3.40%, 9/2/2025 (a)	1,700	1,700
Series 2007A-2, Rev., VRDO, LOC : PNC Bank NA, 1.45%, 9/8/2025 (a)	1,150	1,150
California Educational Facilities Authority, California Institute of Technology Series A, Rev., VRDO, 1.58%, 9/8/2025 (a)	2,050	2,050
California Health Facilities Financing Authority, EL Camino Health Series 2025B, Rev., VRDO, LOC : US Bank NA, 3.35%, 9/2/2025 (a)	1,940	1,940
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project, Rev., VRDO, LOC : Bank of America NA, 2.86%, 9/8/2025 (a)	780	780
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 2.73%, 9/8/2025 (a)	580	580
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010C, Rev., VRDO, 3.00%, 9/2/2025 (a)	5,295	5,295
California Public Finance Authority, Sharp Healthcare Series 2024E, Rev., VRDO, LOC : TD Bank NA, 3.30%, 9/2/2025 (a)	395	395
California Statewide Communities Development Authority, Rady Children's Hospital Series 2008A, Rev., VRDO, LOC : US Bank NA, 3.25%, 9/2/2025 (a)	2,225	2,225
California Statewide Communities Development Authority, Sweep Loan Program, Scripps Health Obligated Group Series 2007A, Rev., VRDO, LOC : US Bank NA, 1.20%, 9/8/2025 (a)	100	100
City of Irvine, Assessment District No. 07-22, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.45%, 9/2/2025 (a)	951	951
City of Irvine, Assessment District No. 93-14, Limited Obligation Improvement, VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.45%, 9/2/2025 (a)	800	800
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
City of Modesto, Multi-Family Housing Westdale Commons Series 2002A, Rev., VRDO, LOC : FNMA, 1.82%, 9/8/2025 (a)	2,200	2,200
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 2.43%, 9/8/2025 (a)	950	950
County of San Diego, Museum of Art, COP, VRDO, LOC : Wells Fargo Bank NA, 1.81%, 9/8/2025 (a)	2,200	2,200
Deutsche Bank Spears
Series 2025-DB-8176, Rev., VRDO, LIQ : Deutsche Bank AG, 3.75%, 9/2/2025 (a) (b)	3,415	3,415
Series 2025-DB8181, GO, VRDO, LIQ : Deutsche Bank AG, 3.75%, 9/2/2025 (a) (b)	5,815	5,815
Series 2025-DBE-8182, Rev., VRDO, LIQ : Deutsche Bank AG, 3.75%, 9/2/2025 (a) (b)	3,825	3,825
Series 2025-DB-8169, Rev., VRDO, LIQ : Deutsche Bank AG, 2.82%, 9/8/2025 (a) (b)	2,280	2,280
Metropolitan Water District of Southern California, Waterworks
Series 2016B-2, Rev., VRDO, LIQ : TD Bank NA, 3.30%, 9/2/2025 (a)	1,240	1,240
Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 2.18%, 9/8/2025 (a)	3,000	3,000
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.45%, 9/2/2025 (a) (b)	3,100	3,100
Modesto Public Financing Authority, Rev., VRDO, LOC : BMO Harris Bank NA, 1.65%, 9/8/2025 (a)	2,055	2,055
Rancho Water District Community Facilities District No. 89-5, VRDO, LOC : Wells Fargo Bank NA, 1.62%, 9/8/2025 (a)	300	300
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-21, Rev., VRDO, LOC : Royal Bank of Canada, 2.73%, 9/8/2025 (a) (b)	7,250	7,250
Regents of the University of California Medical Center Pooled
Series 2013K, Rev., VRDO, 3.20%, 9/2/2025 (a)	600	600
Series 2020O-1, Rev., VRDO, 3.20%, 9/2/2025 (a)	5,000	5,000
RIB Floater Trust Various States
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 3.80%, 9/2/2025 (a) (b)	1,975	1,975
Series 2022-015, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (b)	5,670	5,670
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 2.15%, 9/8/2025 (a)	2,240	2,240
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	83

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 2.15%, 9/8/2025 (a)	765	765
Tender Option Bond Trust Receipts/Certificates
Series 2025-XM1245, Rev., VRDO, LIQ : UBS AG, 3.73%, 9/2/2025 (a) (b)	7,375	7,375
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 3.83%, 9/2/2025 (a) (b)	3,000	3,000
Series 2024-BAML6030, Rev., VRDO, LOC : Bank of America NA, 3.83%, 9/2/2025 (a) (b)	4,000	4,000
Series 2025-XF1879, Rev., VRDO, LIQ : Bank of America NA, 3.88%, 9/2/2025 (a) (b)	2,400	2,400
Series 2025-XF1899, GO, VRDO, LIQ : Bank of America NA, 3.88%, 9/2/2025 (a) (b)	1,500	1,500
Series 2025-XF1967, Rev., VRDO, LIQ : Bank of America NA, 3.88%, 9/2/2025 (a) (b)	2,250	2,250
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	1,850	1,850
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (b)	2,315	2,315
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 2.75%, 9/4/2025 (a) (b)	3,840	3,840
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 2.71%, 9/8/2025 (a) (b)	2,500	2,500
Series 2025-XF3448, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.73%, 9/8/2025 (a) (b)	2,945	2,945
Series 2025-XM1231, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.73%, 9/8/2025 (a) (b)	2,000	2,000
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.74%, 9/8/2025 (a) (b)	6,595	6,595
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.74%, 9/8/2025 (a) (b)	5,535	5,535
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	4,675	4,675
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	1,600	1,600
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (b)	2,800	2,800
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 2.75%, 9/8/2025 (a) (b)	1,800	1,800
Series 2025-ZF1809, Rev., VRDO, LOC : Royal Bank of Canada, 2.75%, 9/8/2025 (a) (b)	2,675	2,675
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (b)	1,705	1,705
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (b)	2,400	2,400
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (b)	3,105	3,105
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (b)	1,900	1,900
Series 2025-XF3334, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (b)	10,010	10,010
Series 2024-ZF1773, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (b)	1,670	1,670
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.77%, 9/8/2025 (a) (b)	3,300	3,300
Series 2025-XM1302, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (b)	2,560	2,560
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/8/2025 (a) (b)	5,000	5,000
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (b)	7,700	7,700
University of California
Series 2013AL-3, Rev., VRDO, 3.45%, 9/2/2025 (a)	3,245	3,245
Series 2013AL-1, Rev., VRDO, 3.55%, 9/2/2025 (a)	450	450
Series 2023BP - 2, Rev., VRDO, 2.66%, 9/8/2025 (a)	3,525	3,525
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 1.65%, 9/8/2025 (a)	565	565
Total California		193,721
Total Municipal Bonds (Cost $193,721)		193,721
	SHARES (000)
Variable Rate Demand Preferred Shares — 13.4%
California — 13.4%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.76%, 9/8/2025# (b)	12,000	12,000
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 2.82%, 9/8/2025# (b)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $37,000)		37,000
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 16.0%
Commercial Paper — 16.0%
California Statewide Communities Development Authority
Series B-6, 2.87%, 11/4/2025	3,000	3,000
Series 9B-1, 2.58%, 1/6/2026	4,000	3,999
Series 09-D, 2.65%, 1/7/2026	2,000	2,000
City and County of San Francisco
Series A-4, 2.62%, 11/4/2025	3,000	3,000
Series A-2, 2.62%, 11/6/2025	2,500	2,500
East Bay Municipal Utility District Series A-1, 2.80%, 10/1/2025	5,000	5,000
Los Angeles County Capital Asset Leasing Corp. Series A-TE, 2.50%, 9/11/2025	5,000	5,000
Municipal Improvement Corp. of Los Angeles
Series A-1, 2.72%, 9/3/2025	5,000	5,000
Series A-3, 2.75%, 9/4/2025	4,400	4,400
Series A-3, 2.55%, 10/1/2025	1,000	1,000
Santa Clara Valley Water District Series A, 2.70%, 10/2/2025	1,563	1,563
State of California
Series A-7, 2.80%, 9/2/2025	1,700	1,700
Series 11A-5, 2.55%, 10/1/2025	1,998	1,998
University of California
Series A, 2.75%, 9/24/2025	2,000	2,000
Series A, 2.70%, 9/30/2025	2,000	2,000
Total Commercial Paper (Cost $44,160)		44,160
Total Short Term Investments (Cost $44,160)		44,160
Total Investments — 99.4% (Cost $274,881) *		274,881
Other Assets in Excess of Liabilities — 0.6%		1,654
NET ASSETS — 100.0%		276,535

Percentages indicated are based on net assets.

Abbreviations
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	85

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.4%
New York — 90.4%
Akron Central School District Series 2025A, GO, BAN, 4.00%, 8/13/2026	1,501	1,515
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.75%, 9/8/2025 (a)	4,580	4,580
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 2.83%, 9/8/2025 (a)	9,095	9,095
Arlington Central School District, GO, BAN, 4.00%, 10/30/2025	3,265	3,269
Battery Park City Authority Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 3.78%, 9/2/2025 (a)	13,100	13,100
Canton Central School District, GO, BAN, 3.75%, 9/4/2026 (b)	1,783	1,800
Canton Central School District, St. Lawrence County Series 2024B, GO, BAN, 4.00%, 9/5/2025	932	932
Cato-Meridian Central School District, GO, BAN, 3.75%, 7/29/2026	4,488	4,527
Cazenovia Central School District, GO, BAN, 4.00%, 7/17/2026	4,000	4,025
City of Albany, GO, BAN, 4.00%, 3/20/2026	16,312	16,385
City of Geneva, GO, BAN, 4.75%, 4/30/2026	5,000	5,040
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.90%, 9/2/2025 (a)	2,495	2,495
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.97%, 9/2/2025 (a)	5,915	5,915
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.95%, 9/2/2025 (a)	3,710	3,710
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/2/2025 (a)	3,490	3,490
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	10,525	10,525
City of Newburgh Series 2025A, GO, BAN, 4.00%, 3/5/2026	4,000	4,018
City of Oneida, GO, BAN, 4.00%, 3/27/2026	245	247
City of Peekskill, GO, TAN, 3.75%, 11/4/2025	3,000	3,004
City of Rome, GO, BAN, 4.00%, 6/10/2026	13,650	13,737
Deutsche Bank Spears
Series 2025-DB-8179, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (c)	2,135	2,135
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-DB8210, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (c)	6,500	6,500
Series 2025-DB-8215, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (c)	3,955	3,955
Series DB-8149, Rev., VRDO, LIQ : Deutsche Bank AG, 3.85%, 9/2/2025 (a) (c)	3,800	3,800
Series 2025-DB8173 A, Rev., VRDO, LIQ : Deutsche Bank AG, 2.76%, 9/8/2025 (a) (c)	5,080	5,080
Enlarged City School District of the City of Troy, GO, BAN, 4.00%, 6/5/2026	15,583	15,680
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.76%, 9/8/2025 (a)	1,975	1,975
Gananda Central School District, GO, BAN, 3.50%, 6/26/2026 (b)	6,000	6,038
Hunter-Tannersville Central School District, GO, BAN, 4.00%, 6/25/2026	3,000	3,016
Hyde Park Central School District, GO, BAN, 4.25%, 6/12/2026	1,970	1,985
Long Island Power Authority, Electric System
Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 2.70%, 9/8/2025 (a)	16,970	16,970
Series 2025C, Rev., VRDO, LOC : Royal Bank of Canada, 2.75%, 9/8/2025 (a)	25,000	25,000
Metropolitan Transportation Authority
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 3.85%, 9/2/2025 (a)	2,235	2,235
Series 2015E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.85%, 9/2/2025 (a)	5,755	5,755
Series 2002D, Subseries2B, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (a)	40,770	40,770
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	8,335	8,335
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	5,225	5,225
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 2.70%, 9/8/2025 (a)	15,100	15,100
Middle Country Central School District At Centereach, GO, TAN, 4.00%, 6/24/2026	10,000	10,107
Miller Place Union Free School District, GO, TAN, 3.75%, 6/24/2026 (b)	13,000	13,113
Nanuet Union Free School District Series 2025B, GO, BAN, 3.75%, 12/18/2025	3,000	3,005
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	17,625	17,625
Nassau County Local Economic Assistance Corp., Cold Harbor Laboratory Project Series 2024B, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/8/2025 (a)	260	260
New York City Health and Hospitals Corp., Health System Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.78%, 9/8/2025 (a)	6,100	6,100
New York City Housing Development Corp., 92nd Realty LLC Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 3.15%, 9/8/2025 (a)	16,400	16,400
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.95%, 9/8/2025 (a)	16,425	16,425
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court Series 2004A, Rev., VRDO, LOC : Citibank NA, 2.76%, 9/8/2025 (a)	6,920	6,920
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 2.70%, 9/8/2025 (a)	15,400	15,400
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (a)	29,050	29,050
Series 2000A, Rev., VRDO, LOC : FNMA, 2.80%, 9/8/2025 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 2.70%, 9/8/2025 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, La Fontaine Owners LLC Series 2005A, Rev., VRDO, LOC : Citibank NA, 2.76%, 9/8/2025 (a)	1,450	1,450
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 3.90%, 9/2/2025 (a)	28,115	28,115
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (a)	3,900	3,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (a)	4,525	4,525
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/2/2025 (a)	30,845	30,845
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.70%, 9/2/2025 (a)	11,370	11,370
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (a)	14,110	14,110
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Series 2013A-7, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/8/2025 (a)	1,525	1,525
Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.75%, 9/8/2025 (a)	2,400	2,400
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/2/2025 (a)	7,975	7,975
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (a)	10,000	10,000
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (a)	6,000	6,000
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.74%, 9/8/2025 (a)	5,000	5,000
New York State Dormitory Authority Series C, Rev., 5.00%, 10/1/2025	1,210	1,212
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 2.67%, 9/8/2025 (a)	12,462	12,462
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 2.74%, 9/8/2025 (a)	4,800	4,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	87

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc., Project
Series 2005A-1, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.65%, 9/8/2025 (a)	600	600
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.70%, 9/8/2025 (a)	5,300	5,300
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.70%, 9/8/2025 (a)	9,600	9,600
Series 2004C-2, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.75%, 9/8/2025 (a)	11,400	11,400
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (a)	35,000	35,000
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.88%, 9/2/2025 (a)	41,025	41,025
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.88%, 9/2/2025 (a)	20,200	20,200
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (a)	5,550	5,550
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.85%, 9/8/2025 (a)	1,640	1,640
New York State Housing Finance Agency, 350 West 43rd Street Housing Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.97%, 9/2/2025 (a)	11,000	11,000
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 2.80%, 9/8/2025 (a)	2,400	2,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.80%, 9/8/2025 (a)	7,220	7,220
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.77%, 9/8/2025 (a)	10,300	10,300
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 2.75%, 9/8/2025 (a)	41,130	41,130
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, LOC : FHLMC, 3.06%, 9/8/2025 (a)	5,200	5,200
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 2.70%, 9/8/2025 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 2.77%, 9/8/2025 (a)	400	400
New York State Housing Finance Agency, Prospect Plaza Apartments Project Series 2007, Rev., VRDO, LOC : Citibank NA, 2.80%, 9/8/2025 (a)	7,200	7,200
New York State Housing Finance Agency, Theater Row Tower Housing Series 2001A, Rev., VRDO, LIQ : FHLMC, 2.80%, 9/8/2025 (a)	10,000	10,000
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.80%, 9/8/2025 (a)	7,000	7,000
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 2.80%, 9/8/2025 (a)	100	100
North Merrick Union Free School District, GO, TAN, 4.00%, 5/28/2026 (b)	2,000	2,019
Oneonta City School District, GO, BAN, 4.00%, 6/26/2026	4,730	4,756
Penn Yan Central School District, GO, BAN, 4.00%, 9/12/2025	1,103	1,103
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (c)	7,500	7,500
Port Authority of New York and New Jersey, Consolidated Series 193, Rev., AMT, 5.00%, 10/15/2025	4,015	4,026
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (c)	42,320	42,320
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.95%, 9/2/2025 (a) (c)	5,300	5,300
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (c)	10,000	10,000
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	5,000	5,000
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	6,025	6,025
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 2.83%, 9/8/2025 (a) (c)	20,325	20,325
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
RIB Floater Trust Various States
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (c)	3,300	3,300
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	11,760	11,760
Series 2025-1003, Rev., VRDO, LIQ : Barclays Bank plc, 2.80%, 9/8/2025 (a) (c)	4,365	4,365
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 2.98%, 10/3/2025 (a) (c)	12,500	12,500
Riverhead Central School District Series A, GO, TAN, 3.50%, 2/10/2026 (b)	10,000	10,036
Roslyn Union Free School District, GO, BAN, 3.75%, 8/26/2026	1,804	1,820
Schoharie Central School District
Series 2025B, GO, BAN, 4.00%, 6/25/2026	2,750	2,765
Series 2025A, GO, BAN, 4.00%, 7/10/2026	11,000	11,077
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 2.70%, 9/8/2025 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 2.70%, 9/8/2025 (a)	19,250	19,250
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1424, Rev., VRDO, LIQ : Barclays Bank plc, 3.85%, 9/2/2025 (a) (c)	3,250	3,250
Series 2025-XX1430, Rev., VRDO, LIQ : Barclays Bank plc, 3.85%, 9/2/2025 (a) (c)	11,250	11,250
Series 2024-XG0590, Rev., VRDO, A.G., LOC : Barclays Bank plc, 3.88%, 9/2/2025 (a) (c)	9,795	9,795
Series 2025-XF8014, Rev., VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (c)	10,665	10,665
Series 2025-XF8037, Rev., VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (c)	5,330	5,330
Series 2025-XL0601, Rev., VRDO, LIQ : Bank of America NA, 3.98%, 9/2/2025 (a) (c)	3,175	3,175
Series 2025-XF8005, Rev., VRDO, LIQ : Bank of America NA, 4.00%, 9/2/2025 (a) (c)	6,665	6,665
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/2/2025 (a) (c)	22,075	22,075
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/2/2025 (a) (c)	3,420	3,420
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/4/2025 (a) (c)	1,635	1,635
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	2,870	2,870
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	3,280	3,280
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (c)	2,755	2,755
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	5,930	5,930
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	10,070	10,070
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/8/2025 (a) (c)	6,000	6,000
Series 2025-ZF3373, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.75%, 9/8/2025 (a) (c)	3,530	3,530
Series 025-ZF1987, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	4,835	4,835
Series 025-ZF1994, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,290	2,290
Series 025-ZF1995, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,530	2,530
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	7,220	7,220
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	1,900	1,900
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,545	1,545
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	4,090	4,090
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,835	1,835
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	10,700	10,700
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	3,600	3,600
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	89

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	2,950	2,950
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	18,750	18,750
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,445	2,445
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	4,970	4,970
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	2,985	2,985
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	2,985	2,985
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	5,000	5,000
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	2,050	2,050
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	8,900	8,900
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,905	2,905
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	3,750	3,750
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,310	3,310
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	14,835	14,835
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	11,575	11,575
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	10,975	10,975
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	5,210	5,210
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	8,290	8,290
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	3,210	3,210
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,500	2,500
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	5,330	5,330
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	1,670	1,670
Series 2024-XF3229, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	6,275	6,275
Series 2024-XF3273, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	4,125	4,125
Series 2024-XG0561, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,360	2,360
Series 2024-XL0568, Rev., VRDO, A.G., LOC : TD Bank NA, 2.76%, 9/8/2025 (a) (c)	160	160
Series 2024-XM1181, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,165	2,165
Series 2024-XX1358, Rev., VRDO, LIQ : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	1,080	1,080
Series 2024-YX1344, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	5,750	5,750
Series 2024-YX1347, Rev., VRDO, LOC : Barclays Bank plc, 2.76%, 9/8/2025 (a) (c)	3,375	3,375
Series 2025-CF7021, Rev., VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (c)	13,215	13,215
Series 2025-CF7025, Rev., VRDO, LIQ : Citibank NA, 2.76%, 9/8/2025 (a) (c)	5,895	5,895
Series 2025-XF1967, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,665	2,665
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	500	500
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	August 31, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-XF3384, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	830	830
Series 2025-XL0676, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	7,455	7,455
Series 2025-XM1306, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	6,000	6,000
Series 2025-ZF1844, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2025-ZF1861, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,725	3,725
Series 2025-ZF1862, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,675	1,675
Series 2025-ZF1883, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,500	2,500
Series 2025-ZF1897, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	3,810	3,810
Series 2025-ZF1906, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2025-ZF1907, Rev., VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	1,875	1,875
Series 2025-ZF1936, GO, VRDO, LIQ : Bank of America NA, 2.76%, 9/8/2025 (a) (c)	2,110	2,110
Series 2025-ZF3323, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	3,520	3,520
Series 2025-ZF3391, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.76%, 9/8/2025 (a) (c)	2,810	2,810
Series 2025-ZF3408, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.76%, 9/8/2025 (a) (c)	2,500	2,500
Series 2025-ZF8024, Rev., VRDO, LIQ : Royal Bank of Canada, 2.76%, 9/8/2025 (a) (c)	3,370	3,370
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 2.77%, 9/8/2025 (a) (c)	5,995	5,995
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 2.77%, 9/8/2025 (a) (c)	2,070	2,070
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (c)	3,635	3,635
Series 2024-XM1196, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.77%, 9/8/2025 (a) (c)	5,100	5,100
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 2.78%, 9/8/2025 (a) (c)	2,150	2,150
Series 2025-XG0623, Rev., VRDO, A.G., LOC : Bank of America NA, 2.78%, 9/8/2025 (a) (c)	5,060	5,060
Series 2025-ZF3319, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.78%, 9/8/2025 (a) (c)	6,665	6,665
Series 025-ZF1991, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	4,685	4,685
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	3,565	3,565
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	2,145	2,145
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 2.79%, 9/8/2025 (a) (c)	3,200	3,200
Town of Bethlehem, GO, BAN, 5.00%, 5/1/2026	5,960	6,017
Town of DeWitt, GO, BAN, 3.75%, 10/13/2025	16,000	16,014
Town of Hamburg, GO, BAN, 4.25%, 6/17/2026	3,000	3,022
Town of LaGrange, GO, BAN, 4.00%, 9/11/2025	929	929
Town of Oyster Bay, GO, BAN, 4.00%, 3/6/2026	13,779	13,865
Town of Pembroke, GO, BAN, 4.00%, 3/26/2026	4,000	4,023
Town of Skaneateles, GO, BAN, 4.25%, 5/22/2026	2,827	2,844
Town of Vestal, GO, BAN, 4.00%, 6/4/2026	4,292	4,319
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.85%, 9/2/2025 (a)	7,875	7,875
Series 2003B-2, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	12,910	12,910
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (a)	24,160	24,160
Series 2025B-2B, Rev., VRDO, LOC : State Street Bank & Trust Co., 2.69%, 9/8/2025 (a)	600	600
Series 2023A, Rev., 5.00%, 11/15/2025	500	502
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2014B2, Rev., VRDO, 2.76%, 12/29/2025 (a)	10,190	10,190
Series 2014B-1, Rev., VRDO, 2.77%, 5/5/2026 (a)	5,225	5,225
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2006A-2, Rev., VRDO, 2.69%, 9/8/2025 (a)	27,875	27,875
Union Springs Central School District, GO, BAN, 3.75%, 7/17/2026	1,056	1,063
Valley Central School District, GO, BAN, 4.00%, 6/23/2026 (b)	10,000	10,105
Village of Freeport
Series 2024D, GO, BAN, 4.00%, 10/17/2025	9,500	9,510
Series 2025A, GO, BAN, 3.75%, 2/27/2026	1,713	1,718
Series 2025C, GO, BAN, 4.75%, 4/24/2026	6,925	6,979
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025	2,000	2,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	91

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Village of Haverstraw
Series 2024A, GO, BAN, 4.00%, 9/12/2025	2,245	2,245
Series 2025B, GO, BAN, 4.00%, 9/11/2026 (b)	2,197	2,225
Village of Hempstead Series 2025A, GO, BAN, 4.75%, 5/1/2026	6,000	6,048
Village of Highland Falls Series 2024A, GO, BAN, 4.00%, 3/11/2026	4,375	4,397
Village of Lake Success Series 2024B, GO, BAN, 3.75%, 10/29/2025	2,090	2,092
Village of New Paltz
Series 2024C, GO, BAN, 4.00%, 9/12/2025	3,855	3,856
Series 2025C, GO, BAN, 4.00%, 9/11/2026 (b)	3,250	3,291
Village of Pelham, GO, BAN, 4.00%, 2/13/2026	2,241	2,251
Village of Penn Yan, GO, BAN, 4.00%, 7/16/2026	7,583	7,630
Village of Port Chester, GO, BAN, 4.00%, 5/1/2026	5,000	5,008
Warrensburg Central School District, GO, BAN, 4.00%, 6/23/2026	3,900	3,921
West Genesee Central School District Series 2025B, GO, BAN, 4.00%, 7/17/2026	4,000	4,029
Total New York		1,777,702
Total Municipal Bonds (Cost $1,777,702)		1,777,702
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.0%
New York — 9.0%
BlackRock MuniHoldings New York Quality Fund, Inc. Series W-7-2436, LIQ : Bank of America NA, 2.87%, 9/8/2025#	28,200	28,200
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 1, LIQ : Societe Generale, 2.78%, 9/8/2025# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 2.78%, 9/8/2025# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 2.78%, 9/8/2025# (c)	43,200	43,200
Series 5, LIQ : TD Bank NA, 2.80%, 9/8/2025# (c)	40,000	40,000
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 2.89%, 9/8/2025# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $177,300)		177,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 2.7%
Commercial Paper — 2.7%
Dormitory of The State
2.75%, 9/11/2025	12,500	12,500
2.74%, 9/18/2025	40,000	40,000
Total Commercial Paper (Cost $52,500)		52,500
Total Short Term Investments (Cost $52,500)		52,500
Total Investments — 102.1% (Cost $2,007,502) *		2,007,502
Liabilities in Excess of Other Assets — (2.1)%		(41,889)
NET ASSETS — 100.0%		1,965,613

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	August 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$64,929,731	$2,716,977
Repurchase agreements, at value	22,622,361	—
Cash	2,600,001	12
Receivables:
Investment securities sold	—	105
Investment securities sold — delayed delivery securities	—	1,250
Interest from non-affiliates	161,824	9,432
Total Assets	90,313,917	2,727,776
LIABILITIES:
Payables:
Distributions	190,937	5,238
Accrued liabilities:
Investment advisory fees	5,910	190
Administration fees	2,313	75
Distribution fees	1	—
Service fees	4,888	48
Custodian and accounting fees	54	38
Trustees’ and Chief Compliance Officer’s fees	—	2
Other	243	33
Total Liabilities	204,346	5,624
Net Assets	$90,109,571	$2,722,152
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$90,114,767	$2,722,146
Total distributable earnings (loss)	(5,196)	6
Total Net Assets	$90,109,571	$2,722,152
Net Assets:
Academy	$1,376,442	$—
Agency	3,080,458	60,961
Capital	50,087,497	372,229
Empower	719,755	—
IM	12,020,930	1,885,800
Institutional Class	19,231,542	403,162
Morgan	701,569	—
Premier	2,888,392	—
Reserve	2,986	—
Total	$90,109,571	$2,722,152
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	1,376,265	—
Agency	3,077,831	60,948
Capital	50,076,817	372,133
Empower	719,630	—
IM	12,018,040	1,885,631
Institutional Class	19,226,426	403,098
Morgan	700,583	—
Premier	2,887,282	—
Reserve	2,984	—
Net Asset Value offering and redemption price per share
Academy	$1.0001	$—
Agency	1.0009	1.0002
Capital	1.0002	1.0003
Empower	1.0002	—
IM	1.0002	1.0001
Institutional Class	1.0003	1.0002
Morgan	1.0014	—
Premier	1.0004	—
Reserve	1.0005	—
Cost of investments in non-affiliates	$64,928,955	$2,716,977
Cost of repurchase agreements	22,622,361	—
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$64,355,826	$445,043	$195,863,741
Repurchase agreements, at value	16,877,000	1,281,295	103,444,674
Cash	2,137,095	1	10,551,687
Receivables:
Interest from non-affiliates	154,792	1,562	776,199
Total Assets	83,524,713	1,727,901	310,636,301
LIABILITIES:
Payables:
Distributions	102,419	5,017	630,758
Investment securities purchased	100,000	10,000	4,470,785
Accrued liabilities:
Investment advisory fees	5,593	45	20,376
Administration fees	2,188	4	8,161
Distribution fees	815	—	1,403
Service fees	14,258	—	24,204
Custodian and accounting fees	247	7	597
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	55
Other	464	41	1,323
Total Liabilities	225,984	15,114	5,157,662
Net Assets	$83,298,729	$1,712,787	$305,478,639

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
NET ASSETS:
Paid-in-Capital	$83,298,724	$1,712,769	$305,543,599
Total distributable earnings (loss)	5	18	(64,960)
Total Net Assets	$83,298,729	$1,712,787	$305,478,639
Net Assets:
Academy	$—	$—	$4,382,136
Agency	4,737,568	—	16,718,728
Agency SL	—	1,712,787	—
Capital	21,612,731	—	182,898,133
Empower	—	—	9,806,666
IM	—	—	11,683,614
Institutional Class	11,721,763	—	43,166,341
Investor	10,078	—	3,674,719
Morgan	9,594,021	—	15,176,212
Premier	35,605,103	—	17,835,653
Reserve	17,465	—	34,892
Service	—	—	101,545
Total	$83,298,729	$1,712,787	$305,478,639
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	—	4,383,066
Agency	4,737,557	—	16,722,284
Agency SL	—	1,712,798	—
Capital	21,612,685	—	182,937,008
Empower	—	—	9,808,748
IM	—	—	11,686,102
Institutional Class	11,721,738	—	43,175,520
Investor	10,078	—	3,675,499
Morgan	9,594,001	—	15,179,441
Premier	35,605,027	—	17,839,445
Reserve	17,465	—	34,899
Service	—	—	101,567
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$64,355,826	$445,043	$195,863,741
Cost of repurchase agreements	16,877,000	1,281,295	103,444,674
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$29,163,505	$8,269,341	$265,179,623
Repurchase agreements, at value	21,275,000	—	—
Cash	1,727,218	352,879	6,344,591
Receivables:
Interest from non-affiliates	113,319	17,367	169,348
Total Assets	52,279,042	8,639,587	271,693,562
LIABILITIES:
Payables:
Distributions	101,405	15,667	692,652
Investment securities purchased	990,132	99,355	12,911,662
Accrued liabilities:
Investment advisory fees	3,396	573	16,904
Administration fees	1,329	224	6,799
Distribution fees	524	32	785
Service fees	5,408	1,156	21,362
Custodian and accounting fees	124	29	372
Trustees’ and Chief Compliance Officer’s fees	2	1	30
Other	344	117	415
Total Liabilities	1,102,664	117,154	13,650,981
Net Assets	$51,176,378	$8,522,433	$258,042,581
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	97

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
NET ASSETS:
Paid-in-Capital	$51,176,263	$8,522,332	$258,043,148
Total distributable earnings (loss)	115	101	(567)
Total Net Assets	$51,176,378	$8,522,433	$258,042,581
Net Assets:
Academy	$114,787	$—	$366,585
Agency	3,259,255	602,143	17,900,397
Capital	20,114,883	—	139,769,647
Empower	177,485	—	936,245
IM	494,199	—	136,310
Institutional Class	16,118,844	5,221,648	69,407,729
Investor	17,332	—	—
Morgan	4,987,132	385,250	6,711,081
Premier	5,328,258	2,313,392	21,776,959
Reserve	564,203	—	1,037,628
Total	$51,176,378	$8,522,433	$258,042,581
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	114,787	—	366,586
Agency	3,259,248	602,135	17,900,430
Capital	20,114,838	—	139,769,905
Empower	177,485	—	936,247
IM	494,198	—	136,311
Institutional Class	16,118,808	5,221,582	69,407,857
Investor	17,332	—	—
Morgan	4,987,121	385,245	6,711,093
Premier	5,328,246	2,313,363	21,777,000
Reserve	564,202	—	1,037,629
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$29,163,505	$8,269,341	$265,179,623
Cost of repurchase agreements	21,275,000	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,832,823	$2,653,137	$274,881	$2,007,502
Cash	34	9	9	—
Receivables:
Investment securities sold	7,510	—	—	—
Investment securities sold — delayed delivery securities	400	10,505	765	790
Interest from non-affiliates	46,620	13,202	1,387	9,956
Total Assets	10,887,387	2,676,853	277,042	2,018,248
LIABILITIES:
Payables:
Due to custodian	—	—	—	3
Distributions	19,057	1,957	399	3,556
Investment securities purchased	2,405	11,665	—	—
Investment securities purchased — delayed delivery securities	72,715	14,088	—	48,626
Accrued liabilities:
Investment advisory fees	744	182	13	125
Administration fees	291	71	3	49
Distribution fees	129	8	1	4
Service fees	1,212	339	35	195
Custodian and accounting fees	32	22	10	19
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	—	—
Other	111	47	46	58
Total Liabilities	96,696	28,380	507	52,635
Net Assets	$10,790,691	$2,648,473	$276,535	$1,965,613

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$10,790,718	$2,648,430	$276,549	$1,965,629
Total distributable earnings (loss)	(27)	43	(14)	(16)
Total Net Assets	$10,790,691	$2,648,473	$276,535	$1,965,613
Net Assets:
Agency	$353,855	$184,576	$15,804	$194,623
Institutional Class	8,487,450	1,700,375	170,170	1,453,882
Morgan	90,734	93,168	4,131	43,678
Premier	1,291,780	670,344	86,420	272,071
Reserve	566,872	—	—	1,349
Service	—	10	10	10
Total	$10,790,691	$2,648,473	$276,535	$1,965,613
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	353,838	184,563	15,798	194,620
Institutional Class	8,487,027	1,700,251	170,109	1,453,862
Morgan	90,729	93,161	4,130	43,678
Premier	1,291,716	670,294	86,390	272,068
Reserve	566,844	—	—	1,349
Service	—	10	10	10
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$10,832,823	$2,653,137	$274,881	$2,007,502
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	August 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,869,676	$31,074
Interest income from affiliates	56,160	— (a)
Total investment income	1,925,836	31,074
EXPENSES:
Investment advisory fees	34,248	916
Administration fees	13,577	363
Distribution fees (See Note 4)	4	—
Service fees (See Note 4)	28,737	364
Custodian and accounting fees	612	98
Interest expense to affiliates	—	— (a)
Professional fees	214	31
Trustees’ and Chief Compliance Officer’s fees	106	16
Printing and mailing costs	42	13
Registration and filing fees	307	41
Transfer agency fees (See Note 2.F.)	734	66
Other	489	22
Total expenses	79,070	1,930
Less fees waived	(785)	(105)
Less expense reimbursements	(10)	—
Net expenses	78,275	1,825
Net investment income (loss)	1,847,561	29,249
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	87	—
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(10,914)	—
Net realized/unrealized gains (losses)	(10,827)	—
Change in net assets resulting from operations	$1,836,734	$29,249

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	101

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,753,116	$30,661	$6,369,194
Interest income from affiliates	46,264	—	219,356
Income from interfund lending (net)	96	—	—
Total investment income	1,799,476	30,661	6,588,550
EXPENSES:
Investment advisory fees	32,047	558	120,554
Administration fees	12,705	221	47,795
Distribution fees (See Note 4)	4,745	—	8,172
Service fees (See Note 4)	83,110	—	141,838
Custodian and accounting fees	782	87	1,437
Professional fees	173	29	527
Trustees’ and Chief Compliance Officer’s fees	101	14	355
Printing and mailing costs	257	15	578
Registration and filing fees	801	13	824
Transfer agency fees (See Note 2.F.)	495	4	1,934
Other	256	23	646
Total expenses	135,472	964	324,660
Less fees waived	(726)	(545)	(4,191)
Net expenses	134,746	419	320,469
Net investment income (loss)	1,664,730	30,242	6,268,081
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	13	2	5,738
Change in net assets resulting from operations	$1,664,743	$30,244	$6,273,819
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,011,333	$172,712	$5,230,266
Interest income from affiliates	33,603	9,303	153,404
Total investment income	1,044,936	182,015	5,383,670
EXPENSES:
Investment advisory fees	19,184	3,361	99,653
Administration fees	7,605	1,332	39,505
Distribution fees (See Note 4)	2,982	187	4,806
Service fees (See Note 4)	31,279	7,171	125,985
Custodian and accounting fees	416	84	1,128
Professional fees	120	39	373
Trustees’ and Chief Compliance Officer’s fees	68	23	293
Printing and mailing costs	68	26	123
Registration and filing fees	161	173	520
Transfer agency fees (See Note 2.F.)	298	61	1,384
Other	131	30	592
Total expenses	62,312	12,487	274,362
Less fees waived	(605)	(336)	(4,590)
Net expenses	61,707	12,151	269,772
Net investment income (loss)	983,229	169,864	5,113,898
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,152	49	1,811
Change in net assets resulting from operations	$984,381	$169,913	$5,115,709
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	103

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$159,920	$38,245	$3,834	$27,151
Interest income from affiliates	5	1	—	1
Total investment income	159,925	38,246	3,834	27,152
EXPENSES:
Investment advisory fees	4,486	1,060	117	760
Administration fees	1,779	420	46	301
Distribution fees (See Note 4)	784	53	9	26
Service fees (See Note 4)	7,727	2,169	258	1,334
Custodian and accounting fees	133	62	27	52
Interest expense to affiliates	1	6	— (a)	10
Professional fees	51	34	26	30
Trustees’ and Chief Compliance Officer’s fees	25	16	12	15
Printing and mailing costs	24	66	12	14
Registration and filing fees	82	86	30	39
Transfer agency fees (See Note 2.F.)	68	18	4	22
Other	59	8	6	10
Total expenses	15,219	3,998	547	2,613
Less fees waived	(437)	(220)	(99)	(163)
Net expenses	14,782	3,778	448	2,450
Net investment income (loss)	145,143	34,468	3,386	24,702
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	64	38	—	9
Change in net assets resulting from operations	$145,207	$34,506	$3,386	$24,711

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	August 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,847,561	$4,194,147	$29,249	$51,994
Net realized gain (loss)	87	153	—	11
Change in net unrealized appreciation/depreciation	(10,914)	(2,807)	—	(18)
Change in net assets resulting from operations	1,836,734	4,191,493	29,249	51,987
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(22,501)	(49,184)	—	—
Agency	(61,616)	(140,556)	(982)	(2,471)
Capital	(1,014,069)	(2,053,917)	(5,124)	(13,726)
Empower	(13,562)	(27,914)	—	—
IM	(277,721)	(741,074)	(17,926)	(26,221)
Institutional Class	(386,920)	(932,908)	(5,217)	(9,581)
Morgan	(12,274)	(111,146)	—	—
Premier	(58,842)	(137,314)	—	—
Reserve	(56)	(135)	—	—
Total distributions to shareholders	(1,847,561)	(4,194,148)	(29,249)	(51,999)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,140,617	1,676,719	746,145	561,386
NET ASSETS:
Change in net assets	2,129,790	1,674,064	746,145	561,374
Beginning of period	87,979,781	86,305,717	1,976,007	1,414,633
End of period	$90,109,571	$87,979,781	$2,722,152	$1,976,007
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,664,730	$3,259,352	$30,242	$67,152
Net realized gain (loss)	13	30	2	134
Change in net unrealized appreciation/depreciation	—	—	—	(517)
Change in net assets resulting from operations	1,664,743	3,259,382	30,244	66,769
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(98,256)	(191,544)	—	—
Agency SL	—	—	(30,242)	(67,152)
Capital	(423,568)	(799,862)	—	—
Institutional Class	(245,247)	(513,747)	—	—
Investor	(209)	(369)	—	—
Morgan	(185,366)	(372,490)	—	—
Premier	(711,791)	(1,380,628)	—	—
Reserve	(293)	(712)	—	—
Total distributions to shareholders	(1,664,730)	(3,259,352)	(30,242)	(67,152)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	7,031,616	14,271,968	357,685	(1,161,080)
NET ASSETS:
Change in net assets	7,031,629	14,271,998	357,687	(1,161,463)
Beginning of period	76,267,100	61,995,102	1,355,100	2,516,563
End of period	$83,298,729	$76,267,100	$1,712,787	$1,355,100
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,268,081	$13,115,669	$983,229	$2,019,717
Net realized gain (loss)	5,738	2,573	1,152	1,959
Change in net assets resulting from operations	6,273,819	13,118,242	984,381	2,021,676
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(90,126)	(339,820)	(6,419)	(62,398)
Agency	(346,986)	(712,924)	(65,357)	(132,419)
Capital	(3,805,430)	(7,784,861)	(400,247)	(806,488)
Empower	(216,094)	(417,083)	(3,594)	(3,086)
IM	(226,191)	(455,485)	(8,687)	(15,083)
Institutional Class	(875,869)	(1,998,445)	(297,260)	(552,602)
Investor	(70,294)	(112,497)	(338)	(661)
Morgan	(288,836)	(536,858)	(87,156)	(183,521)
Premier	(344,574)	(715,817)	(104,094)	(234,539)
Reserve	(644)	(32,567)	(10,077)	(28,920)
Service	(3,037)	(9,312)	—	—
Total distributions to shareholders	(6,268,081)	(13,115,669)	(983,229)	(2,019,717)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	996,270	36,980,461	4,191,044	6,016,979
NET ASSETS:
Change in net assets	1,002,008	36,983,034	4,192,196	6,018,938
Beginning of period	304,476,631	267,493,597	46,984,182	40,965,244
End of period	$305,478,639	$304,476,631	$51,176,378	$46,984,182
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$169,864	$364,067	$5,113,898	$9,847,387
Net realized gain (loss)	49	252	1,811	3,163
Change in net assets resulting from operations	169,913	364,319	5,115,709	9,850,550
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(4,771)	(6,694)
Agency	(12,672)	(30,423)	(346,917)	(721,622)
Capital	—	—	(2,791,959)	(5,043,503)
Empower	—	—	(19,828)	(55,515)
IM	—	—	(2,800)	(11,877)
Institutional Class	(104,264)	(221,647)	(1,380,667)	(2,842,668)
Morgan	(7,021)	(14,736)	(130,393)	(274,488)
Premier	(45,907)	(97,261)	(417,010)	(836,573)
Reserve	—	—	(19,553)	(54,447)
Total distributions to shareholders	(169,864)	(364,067)	(5,113,898)	(9,847,387)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(75,623)	1,366,364	14,804,324	59,593,804
NET ASSETS:
Change in net assets	(75,574)	1,366,616	14,806,135	59,596,967
Beginning of period	8,598,007	7,231,391	243,236,446	183,639,479
End of period	$8,522,433	$8,598,007	$258,042,581	$243,236,446
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$145,143	$321,874	$34,468	$63,291
Net realized gain (loss)	64	326	38	59
Change in net assets resulting from operations	145,207	322,200	34,506	63,350
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(4,796)	(13,731)	(2,432)	(4,477)
Institutional Class	(116,806)	(254,146)	(22,583)	(41,846)
Morgan	(1,003)	(2,035)	(1,048)	(2,244)
Premier	(16,038)	(36,260)	(8,382)	(14,652)
Reserve	(6,500)	(15,857)	—	—
Service	—	—	(24)	(114)
Total distributions to shareholders	(145,143)	(322,029)	(34,469)	(63,333)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(629,509)	1,173,229	246,273	764,807
NET ASSETS:
Change in net assets	(629,445)	1,173,400	246,310	764,824
Beginning of period	11,420,136	10,246,736	2,402,163	1,637,339
End of period	$10,790,691	$11,420,136	$2,648,473	$2,402,163
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,386	$10,525	$24,702	$68,036
Net realized gain (loss)	—	23	9	85
Change in net assets resulting from operations	3,386	10,548	24,711	68,121
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(238)	(876)	(2,641)	(7,062)
Institutional Class	(2,001)	(6,162)	(18,220)	(49,361)
Morgan	(52)	(164)	(522)	(1,320)
Premier	(1,078)	(3,266)	(3,301)	(10,305)
Reserve	—	—	(14)	(57)
Service	(17)	(76)	(4)	(17)
Total distributions to shareholders	(3,386)	(10,544)	(24,702)	(68,122)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(40,982)	(89,252)	73,709	(429,650)
NET ASSETS:
Change in net assets	(40,982)	(89,248)	73,718	(429,651)
Beginning of period	317,517	406,765	1,891,895	2,321,546
End of period	$276,535	$317,517	$1,965,613	$1,891,895
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$689,834	$4,265,641	$—	$—
Distributions reinvested	18,323	40,569	—	—
Cost of shares redeemed	(380,569)	(4,043,308)	—	—
Change in net assets resulting from Academy capital transactions	327,588	262,902	—	—
Agency
Proceeds from shares issued	4,642,669	97,631,285	120,138	222,201
Distributions reinvested	15,729	29,423	81	229
Cost of shares redeemed	(4,342,220)	(98,176,443)	(127,097)	(250,695)
Change in net assets resulting from Agency capital transactions	316,178	(515,735)	(6,878)	(28,265)
Capital
Proceeds from shares issued	86,705,487	156,444,898	964,358	1,366,611
Distributions reinvested	547,132	1,065,375	1,227	3,449
Cost of shares redeemed	(82,014,865)	(155,448,791)	(936,027)	(1,234,733)
Change in net assets resulting from Capital capital transactions	5,237,754	2,061,482	29,558	135,327
Empower
Proceeds from shares issued	1,171,461	1,428,776	—	—
Distributions reinvested	10,751	24,123	—	—
Cost of shares redeemed	(1,060,927)	(1,317,599)	—	—
Change in net assets resulting from Empower capital transactions	121,285	135,300	—	—
IM
Proceeds from shares issued	48,840,920	75,400,044	4,695,985	6,912,664
Distributions reinvested	8,532	13,437	—	—
Cost of shares redeemed	(54,024,359)	(71,522,065)	(4,076,000)	(6,410,318)
Change in net assets resulting from IM capital transactions	(5,174,907)	3,891,416	619,985	502,346
Institutional Class
Proceeds from shares issued	40,938,058	84,234,732	996,417	984,498
Distributions reinvested	86,763	212,701	1,091	1,273
Cost of shares redeemed	(39,613,364)	(85,107,534)	(894,028)	(1,033,793)
Change in net assets resulting from Institutional Class capital transactions	1,411,457	(660,101)	103,480	(48,022)
Morgan
Proceeds from shares issued	539,254	419,376,376	—	—
Distributions reinvested	7,473	16,943	—	—
Cost of shares redeemed	(566,104)	(422,851,245)	—	—
Change in net assets resulting from Morgan capital transactions	(19,377)	(3,457,926)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$3,122,977	$9,740,433	$—	$—
Distributions reinvested	7,541	16,246	—	—
Cost of shares redeemed	(3,209,921)	(9,796,971)	—	—
Change in net assets resulting from Premier capital transactions	(79,403)	(40,292)	—	—
Reserve
Proceeds from shares issued	83	303	—	—
Distributions reinvested	13	36	—	—
Cost of shares redeemed	(54)	(666)	—	—
Change in net assets resulting from Reserve capital transactions	42	(327)	—	—
Total change in net assets resulting from capital transactions	$2,140,617	$1,676,719	$746,145	$561,386
SHARE TRANSACTIONS:
Academy
Issued	689,699	4,264,697	—	—
Reinvested	18,321	40,556	—	—
Redeemed	(380,478)	(4,042,328)	—	—
Change in Academy Shares	327,542	262,925	—	—
Agency
Issued	4,638,585	97,549,387	120,112	222,164
Reinvested	15,716	29,395	81	229
Redeemed	(4,338,428)	(98,093,846)	(127,070)	(250,653)
Change in Agency Shares	315,873	(515,064)	(6,877)	(28,260)
Capital
Issued	86,686,819	156,396,848	964,038	1,366,334
Reinvested	547,023	1,065,013	1,227	3,448
Redeemed	(81,997,301)	(155,400,607)	(935,717)	(1,234,478)
Change in Capital Shares	5,236,541	2,061,254	29,548	135,304
Empower
Issued	1,171,232	1,428,385	—	—
Reinvested	10,748	24,115	—	—
Redeemed	(1,060,723)	(1,317,236)	—	—
Change in Empower Shares	121,257	135,264	—	—
IM
Issued	48,829,491	75,375,370	4,695,499	6,912,048
Reinvested	8,530	13,432	—	—
Redeemed	(54,011,381)	(71,498,784)	(4,075,574)	(6,409,739)
Change in IM Shares	(5,173,360)	3,890,018	619,925	502,309
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	40,927,000	84,205,708	996,208	984,322
Reinvested	86,736	212,622	1,091	1,273
Redeemed	(39,602,477)	(85,078,157)	(893,836)	(1,033,606)
Change in Institutional Class Shares	1,411,259	(659,827)	103,463	(48,011)
Morgan
Issued	538,495	418,885,709	—	—
Reinvested	7,461	16,921	—	—
Redeemed	(565,294)	(422,353,652)	—	—
Change in Morgan Shares	(19,338)	(3,451,022)	—	—
Premier
Issued	3,121,746	9,735,979	—	—
Reinvested	7,537	16,237	—	—
Redeemed	(3,208,648)	(9,792,434)	—	—
Change in Premier Shares	(79,365)	(40,218)	—	—
Reserve
Issued	82	303	—	—
Reinvested	13	36	—	—
Redeemed	(53)	(665)	—	—
Change in Reserve Shares	42	(326)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$4,444,939	$7,886,576	$—	$—
Distributions reinvested	21,980	40,054	—	—
Cost of shares redeemed	(4,255,854)	(7,279,060)	—	—
Change in net assets resulting from Agency capital transactions	211,065	647,570	—	—
Agency SL
Proceeds from shares issued	—	—	12,664,693	17,653,616
Cost of shares redeemed	—	—	(12,307,008)	(18,814,696)
Change in net assets resulting from Agency SL capital transactions	—	—	357,685	(1,161,080)
Capital
Proceeds from shares issued	15,126,669	23,329,079	—	—
Distributions reinvested	277,239	529,572	—	—
Cost of shares redeemed	(12,236,532)	(20,384,307)	—	—
Change in net assets resulting from Capital capital transactions	3,167,376	3,474,344	—	—
Institutional Class
Proceeds from shares issued	9,657,088	18,166,028	—	—
Distributions reinvested	31,658	67,820	—	—
Cost of shares redeemed	(9,341,154)	(17,118,218)	—	—
Change in net assets resulting from Institutional Class capital transactions	347,592	1,115,630	—	—
Investor
Proceeds from shares issued	512	11,261	—	—
Distributions reinvested	209	369	—	—
Cost of shares redeemed	(1,023)	(7,881)	—	—
Change in net assets resulting from Investor capital transactions	(302)	3,749	—	—
Morgan
Proceeds from shares issued	4,913,831	9,885,883	—	—
Distributions reinvested	184,912	371,559	—	—
Cost of shares redeemed	(4,566,284)	(8,297,722)	—	—
Change in net assets resulting from Morgan capital transactions	532,459	1,959,720	—	—
Premier
Proceeds from shares issued	23,126,116	40,352,696	—	—
Distributions reinvested	569,949	1,083,614	—	—
Cost of shares redeemed	(20,925,646)	(34,361,927)	—	—
Change in net assets resulting from Premier capital transactions	2,770,419	7,074,383	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$5,793	$2,604	$—	$—
Distributions reinvested	291	706	—	—
Cost of shares redeemed	(3,077)	(6,738)	—	—
Change in net assets resulting from Reserve capital transactions	3,007	(3,428)	—	—
Total change in net assets resulting from capital transactions	$7,031,616	$14,271,968	$357,685	$(1,161,080)
SHARE TRANSACTIONS:
Agency
Issued	4,444,936	7,886,573	—	—
Reinvested	21,980	40,054	—	—
Redeemed	(4,255,851)	(7,279,056)	—	—
Change in Agency Shares	211,065	647,571	—	—
Agency SL
Issued	—	—	12,664,692	17,652,978
Redeemed	—	—	(12,307,008)	(18,813,765)
Change in Agency SL Shares	—	—	357,684	(1,160,787)
Capital
Issued	15,126,662	23,329,068	—	—
Reinvested	277,239	529,572	—	—
Redeemed	(12,236,527)	(20,384,296)	—	—
Change in Capital Shares	3,167,374	3,474,344	—	—
Institutional Class
Issued	9,657,085	18,166,021	—	—
Reinvested	31,658	67,820	—	—
Redeemed	(9,341,150)	(17,118,209)	—	—
Change in Institutional Class Shares	347,593	1,115,632	—	—
Investor
Issued	513	11,260	—	—
Reinvested	209	369	—	—
Redeemed	(1,023)	(7,881)	—	—
Change in Investor Shares	(301)	3,748	—	—
Morgan
Issued	4,913,830	9,885,879	—	—
Reinvested	184,912	371,559	—	—
Redeemed	(4,566,282)	(8,297,720)	—	—
Change in Morgan Shares	532,460	1,959,718	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Premier
Issued	23,126,109	40,352,688	—	—
Reinvested	569,949	1,083,614	—	—
Redeemed	(20,925,640)	(34,361,920)	—	—
Change in Premier Shares	2,770,418	7,074,382	—	—
Reserve
Issued	5,793	2,603	—	—
Reinvested	291	706	—	—
Redeemed	(3,077)	(6,738)	—	—
Change in Reserve Shares	3,007	(3,429)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$15,264,752	$61,046,148	$3,400,038	$17,905,787
Distributions reinvested	68,828	157,422	6,071	59,483
Cost of shares redeemed	(17,468,967)	(62,216,187)	(4,073,907)	(19,307,492)
Change in net assets resulting from Academy capital transactions	(2,135,387)	(1,012,617)	(667,798)	(1,342,222)
Agency
Proceeds from shares issued	956,125,091	1,712,446,960	94,216,666	175,686,074
Distributions reinvested	68,430	165,059	8,108	19,074
Cost of shares redeemed	(955,515,401)	(1,711,656,218)	(94,059,375)	(175,226,380)
Change in net assets resulting from Agency capital transactions	678,120	955,801	165,399	478,768
Capital
Proceeds from shares issued	953,662,286	1,852,220,667	86,407,745	157,502,521
Distributions reinvested	1,732,708	3,481,197	147,162	330,848
Cost of shares redeemed	(954,585,676)	(1,834,572,783)	(85,639,718)	(153,234,273)
Change in net assets resulting from Capital capital transactions	809,318	21,129,081	915,189	4,599,096
Empower
Proceeds from shares issued	54,658,288	87,842,085	75,000	91,547
Distributions reinvested	144,621	223,759	3,594	3,086
Cost of shares redeemed	(54,394,589)	(86,467,411)	(25,001)	(33,830)
Change in net assets resulting from Empower capital transactions	408,320	1,598,433	53,593	60,803
IM
Proceeds from shares issued	40,792,857	62,858,680	1,681,945	2,642,708
Distributions reinvested	12,939	32,156	5,717	8,704
Cost of shares redeemed	(40,579,604)	(59,882,710)	(1,497,826)	(2,525,509)
Change in net assets resulting from IM capital transactions	226,192	3,008,126	189,836	125,903
Institutional Class
Proceeds from shares issued	277,324,250	463,031,247	35,203,285	77,894,986
Distributions reinvested	293,854	674,386	152,433	201,789
Cost of shares redeemed	(278,517,674)	(460,848,083)	(32,674,286)	(76,386,283)
Change in net assets resulting from Institutional Class capital transactions	(899,570)	2,857,550	2,681,432	1,710,492
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$2,913,269	$4,352,060	$109,300	$121,588
Distributions reinvested	70,293	112,497	140	217
Cost of shares redeemed	(2,865,554)	(2,964,116)	(107,620)	(122,274)
Change in net assets resulting from Investor capital transactions	118,008	1,500,441	1,820	(469)
Morgan
Proceeds from shares issued	1,430,745,877	2,167,302,318	459,807,625	801,602,312
Distributions reinvested	60,426	133,781	10,906	24,731
Cost of shares redeemed	(1,430,383,947)	(2,160,497,945)	(459,135,912)	(800,918,939)
Change in net assets resulting from Morgan capital transactions	422,356	6,938,154	682,619	708,104
Premier
Proceeds from shares issued	110,599,803	220,322,944	6,905,093	11,094,761
Distributions reinvested	117,750	222,695	70,819	156,710
Cost of shares redeemed	(109,246,036)	(217,685,033)	(6,835,363)	(10,878,180)
Change in net assets resulting from Premier capital transactions	1,471,517	2,860,606	140,549	373,291
Reserve
Proceeds from shares issued	11,898	2,580,243	394,632	1,573,527
Distributions reinvested	644	25,631	10,076	27,432
Cost of shares redeemed	(9,269)	(5,420,379)	(376,303)	(2,297,746)
Change in net assets resulting from Reserve capital transactions	3,273	(2,814,505)	28,405	(696,787)
Service
Proceeds from shares issued	16,862	34,316	—	—
Distributions reinvested	3,037	9,312	—	—
Cost of shares redeemed	(125,776)	(84,237)	—	—
Change in net assets resulting from Service capital transactions	(105,877)	(40,609)	—	—
Total change in net assets resulting from capital transactions	$996,270	$36,980,461	$4,191,044	$6,016,979
SHARE TRANSACTIONS:
Academy
Issued	15,262,452	61,035,666	3,400,001	17,904,800
Reinvested	68,828	157,422	6,071	59,483
Redeemed	(17,467,174)	(62,206,183)	(4,073,874)	(19,306,593)
Change in Academy Shares	(2,135,894)	(1,013,095)	(667,802)	(1,342,310)
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Agency
Issued	956,121,426	1,712,439,269	94,216,640	175,685,512
Reinvested	68,430	165,059	8,108	19,074
Redeemed	(955,511,580)	(1,711,648,798)	(94,059,350)	(175,225,810)
Change in Agency Shares	678,276	955,530	165,398	478,776
Capital
Issued	953,650,115	1,852,197,306	86,407,680	157,500,974
Reinvested	1,732,708	3,481,197	147,162	330,848
Redeemed	(954,573,460)	(1,834,549,709)	(85,639,656)	(153,232,616)
Change in Capital Shares	809,363	21,128,794	915,186	4,599,206
Empower
Issued	54,656,000	87,836,261	75,000	91,539
Reinvested	144,621	223,759	3,594	3,086
Redeemed	(54,392,197)	(86,461,462)	(25,000)	(33,822)
Change in Empower Shares	408,424	1,598,558	53,594	60,803
IM
Issued	40,789,048	62,851,655	1,681,939	2,642,628
Reinvested	12,939	32,156	5,717	8,704
Redeemed	(40,575,766)	(59,875,252)	(1,497,820)	(2,525,420)
Change in IM Shares	226,221	3,008,559	189,836	125,912
Institutional Class
Issued	277,315,706	463,014,923	35,203,241	77,893,831
Reinvested	293,854	674,386	152,433	201,789
Redeemed	(278,509,383)	(460,832,438)	(32,674,241)	(76,385,137)
Change in Institutional Class Shares	(899,823)	2,856,871	2,681,433	1,710,483
Investor
Issued	2,912,587	4,351,087	109,299	121,579
Reinvested	70,293	112,498	140	217
Redeemed	(2,864,845)	(2,962,852)	(107,619)	(122,265)
Change in Investor Shares	118,035	1,500,733	1,820	(469)
Morgan
Issued	1,430,743,931	2,167,298,911	459,807,611	801,601,832
Reinvested	60,426	133,781	10,906	24,731
Redeemed	(1,430,381,909)	(2,160,493,130)	(459,135,896)	(800,918,436)
Change in Morgan Shares	422,448	6,939,562	682,621	708,127
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Premier
Issued	110,594,831	220,311,023	6,905,079	11,094,343
Reinvested	117,750	222,695	70,819	156,710
Redeemed	(109,240,735)	(217,672,868)	(6,835,347)	(10,877,764)
Change in Premier Shares	1,471,846	2,860,850	140,551	373,289
Reserve
Issued	11,893	2,578,704	394,630	1,573,371
Reinvested	644	25,631	10,076	27,432
Redeemed	(9,264)	(5,419,609)	(376,300)	(2,297,641)
Change in Reserve Shares	3,273	(2,815,274)	28,406	(696,838)
Service
Issued	16,825	34,254	—	—
Reinvested	3,037	9,311	—	—
Redeemed	(125,760)	(84,193)	—	—
Change in Service Shares	(105,898)	(40,628)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$694,703	$1,759,824
Distributions reinvested	—	—	4,237	2,130
Cost of shares redeemed	—	—	(362,462)	(1,880,976)
Change in net assets resulting from Academy capital transactions	—	—	336,478	(119,022)
Agency
Proceeds from shares issued	445,282	955,379	364,062,350	743,236,777
Distributions reinvested	1,571	3,822	53,654	124,721
Cost of shares redeemed	(455,860)	(1,082,617)	(362,711,914)	(740,539,127)
Change in net assets resulting from Agency capital transactions	(9,007)	(123,416)	1,404,090	2,822,371
Capital
Proceeds from shares issued	—	—	201,229,108	386,692,990
Distributions reinvested	—	—	674,679	1,370,815
Cost of shares redeemed	—	—	(190,818,831)	(354,532,681)
Change in net assets resulting from Capital capital transactions	—	—	11,084,956	33,531,124
Empower
Proceeds from shares issued	—	—	442,111	1,056,799
Distributions reinvested	—	—	18,904	53,902
Cost of shares redeemed	—	—	(599,692)	(1,119,645)
Change in net assets resulting from Empower capital transactions	—	—	(138,677)	(8,944)
IM
Proceeds from shares issued	—	—	330,709	1,365,423
Distributions reinvested	—	—	2,780	11,772
Cost of shares redeemed	—	—	(300,495)	(1,512,648)
Change in net assets resulting from IM capital transactions	—	—	32,994	(135,453)
Institutional Class
Proceeds from shares issued	4,905,032	10,715,397	103,376,357	202,296,469
Distributions reinvested	34,120	80,633	182,031	411,050
Cost of shares redeemed	(4,965,108)	(9,823,619)	(102,252,494)	(185,430,970)
Change in net assets resulting from Institutional Class capital transactions	(25,956)	972,411	1,305,894	17,276,549
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$225,033	$470,008	$573,039,983	$1,043,256,192
Distributions reinvested	6,981	14,656	31,145	68,900
Cost of shares redeemed	(203,209)	(417,408)	(573,219,325)	(1,041,039,804)
Change in net assets resulting from Morgan capital transactions	28,805	67,256	(148,197)	2,285,288
Premier
Proceeds from shares issued	1,409,352	2,946,797	32,111,712	62,813,558
Distributions reinvested	33,649	66,382	184,007	357,625
Cost of shares redeemed	(1,512,466)	(2,563,066)	(31,288,177)	(58,749,375)
Change in net assets resulting from Premier capital transactions	(69,465)	450,113	1,007,542	4,421,808
Reserve
Proceeds from shares issued	—	—	3,516,978	6,845,722
Distributions reinvested	—	—	302	1,398
Cost of shares redeemed	—	—	(3,598,036)	(7,327,037)
Change in net assets resulting from Reserve capital transactions	—	—	(80,756)	(479,917)
Total change in net assets resulting from capital transactions	$(75,623)	$1,366,364	$14,804,324	$59,593,804
SHARE TRANSACTIONS:
Academy
Issued	—	—	694,702	1,759,787
Reinvested	—	—	4,237	2,130
Redeemed	—	—	(362,459)	(1,880,942)
Change in Academy Shares	—	—	336,480	(119,025)
Agency
Issued	445,280	955,366	364,062,324	743,236,493
Reinvested	1,571	3,822	53,654	124,721
Redeemed	(455,857)	(1,082,608)	(362,711,886)	(740,538,862)
Change in Agency Shares	(9,006)	(123,420)	1,404,092	2,822,352
Capital
Issued	—	—	201,229,029	386,692,251
Reinvested	—	—	674,679	1,370,815
Redeemed	—	—	(190,818,743)	(354,531,945)
Change in Capital Shares	—	—	11,084,965	33,531,121
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Empower
Issued	—	—	442,107	1,056,773
Reinvested	—	—	18,904	53,902
Redeemed	—	—	(599,689)	(1,119,624)
Change in Empower Shares	—	—	(138,678)	(8,949)
IM
Issued	—	—	330,708	1,365,394
Reinvested	—	—	2,780	11,772
Redeemed	—	—	(300,494)	(1,512,622)
Change in IM Shares	—	—	32,994	(135,456)
Institutional Class
Issued	4,905,024	10,715,364	103,376,299	202,295,931
Reinvested	34,120	80,633	182,031	411,050
Redeemed	(4,965,100)	(9,823,586)	(102,252,446)	(185,430,394)
Change in Institutional Class Shares	(25,956)	972,411	1,305,884	17,276,587
Morgan
Issued	225,032	470,005	573,039,960	1,043,256,067
Reinvested	6,981	14,656	31,145	68,900
Redeemed	(203,208)	(417,404)	(573,219,303)	(1,041,039,656)
Change in Morgan Shares	28,805	67,257	(148,198)	2,285,311
Premier
Issued	1,409,346	2,946,775	32,111,695	62,813,337
Reinvested	33,649	66,382	184,007	357,625
Redeemed	(1,512,460)	(2,563,042)	(31,288,159)	(58,749,165)
Change in Premier Shares	(69,465)	450,115	1,007,543	4,421,797
Reserve
Issued	—	—	3,516,973	6,845,658
Reinvested	—	—	302	1,398
Redeemed	—	—	(3,598,032)	(7,326,992)
Change in Reserve Shares	—	—	(80,757)	(479,936)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$267,712	$607,319	$176,526	$296,993
Distributions reinvested	369	1,502	621	1,388
Cost of shares redeemed	(260,948)	(804,635)	(165,030)	(291,291)
Change in net assets resulting from Agency capital transactions	7,133	(195,814)	12,117	7,090
Institutional Class
Proceeds from shares issued	12,176,494	28,260,117	9,506,818	15,788,017
Distributions reinvested	8,817	19,250	14,343	26,872
Cost of shares redeemed	(12,771,452)	(26,975,097)	(9,314,885)	(15,374,815)
Change in net assets resulting from Institutional Class capital transactions	(586,141)	1,304,270	206,276	440,074
Morgan
Proceeds from shares issued	72,030	102,652	56,351	96,810
Distributions reinvested	994	2,013	1,009	2,200
Cost of shares redeemed	(64,264)	(90,790)	(51,853)	(78,134)
Change in net assets resulting from Morgan capital transactions	8,760	13,875	5,507	20,876
Premier
Proceeds from shares issued	833,428	1,810,511	621,330	1,002,950
Distributions reinvested	8,667	17,114	6,196	10,457
Cost of shares redeemed	(906,288)	(1,691,942)	(601,073)	(714,818)
Change in net assets resulting from Premier capital transactions	(64,193)	135,683	26,453	298,589
Reserve
Proceeds from shares issued	2,631,916	6,433,216	—	—
Distributions reinvested	357	933	—	—
Cost of shares redeemed	(2,627,341)	(6,518,934)	—	—
Change in net assets resulting from Reserve capital transactions	4,932	(84,785)	—	—
Service
Proceeds from shares issued	—	—	12	131
Distributions reinvested	—	—	23	114
Cost of shares redeemed	—	—	(4,115)	(2,067)
Change in net assets resulting from Service capital transactions	—	—	(4,080)	(1,822)
Total change in net assets resulting from capital transactions	$(629,509)	$1,173,229	$246,273	$764,807
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Agency
Issued	267,701	607,298	176,513	296,970
Reinvested	369	1,502	621	1,388
Redeemed	(260,937)	(804,607)	(165,017)	(291,263)
Change in Agency Shares	7,133	(195,807)	12,117	7,095
Institutional Class
Issued	12,176,432	28,259,985	9,506,772	15,787,948
Reinvested	8,817	19,250	14,343	26,872
Redeemed	(12,771,387)	(26,974,978)	(9,314,843)	(15,374,741)
Change in Institutional Class Shares	(586,138)	1,304,257	206,272	440,079
Morgan
Issued	72,027	102,649	56,347	96,802
Reinvested	994	2,013	1,009	2,200
Redeemed	(64,262)	(90,787)	(51,849)	(78,126)
Change in Morgan Shares	8,759	13,875	5,507	20,876
Premier
Issued	833,401	1,810,459	621,299	1,002,896
Reinvested	8,667	17,114	6,196	10,457
Redeemed	(906,261)	(1,691,889)	(601,039)	(714,772)
Change in Premier Shares	(64,193)	135,684	26,456	298,581
Reserve
Issued	2,631,866	6,433,123	—	—
Reinvested	357	933	—	—
Redeemed	(2,627,293)	(6,518,836)	—	—
Change in Reserve Shares	4,930	(84,780)	—	—
Service
Issued	—	—	12	131
Reinvested	—	—	23	114
Redeemed	—	—	(4,115)	(2,067)
Change in Service Shares	—	—	(4,080)	(1,822)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$6,610	$87,364	$177,707	$343,649
Distributions reinvested	34	146	35	149
Cost of shares redeemed	(17,139)	(90,946)	(189,214)	(411,463)
Change in net assets resulting from Agency capital transactions	(10,495)	(3,436)	(11,472)	(67,665)
Institutional Class
Proceeds from shares issued	73,795	274,321	1,604,093	2,481,458
Distributions reinvested	405	1,585	250	1,531
Cost of shares redeemed	(88,320)	(317,194)	(1,499,729)	(2,714,616)
Change in net assets resulting from Institutional Class capital transactions	(14,120)	(41,288)	104,614	(231,627)
Morgan
Proceeds from shares issued	3,891	2,500	15,429	12,385
Distributions reinvested	46	161	447	1,199
Cost of shares redeemed	(4,162)	(6,879)	(17,565)	(21,891)
Change in net assets resulting from Morgan capital transactions	(225)	(4,218)	(1,689)	(8,307)
Premier
Proceeds from shares issued	91,400	203,592	162,794	516,131
Distributions reinvested	215	650	224	455
Cost of shares redeemed	(104,617)	(243,476)	(180,071)	(637,861)
Change in net assets resulting from Premier capital transactions	(13,002)	(39,234)	(17,053)	(121,275)
Reserve
Proceeds from shares issued	—	—	291	1,936
Distributions reinvested	—	—	14	56
Cost of shares redeemed	—	—	(313)	(2,497)
Change in net assets resulting from Reserve capital transactions	—	—	(8)	(505)
Service
Proceeds from shares issued	10	—	10	—
Distributions reinvested	16	76	4	17
Cost of shares redeemed	(3,166)	(1,152)	(697)	(288)
Change in net assets resulting from Service capital transactions	(3,140)	(1,076)	(683)	(271)
Total change in net assets resulting from capital transactions	$(40,982)	$(89,252)	$73,709	$(429,650)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	August 31, 2025

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS:
Agency
Issued	6,606	87,335	177,705	343,646
Reinvested	34	146	35	149
Redeemed	(17,132)	(90,918)	(189,212)	(411,458)
Change in Agency Shares	(10,492)	(3,437)	(11,472)	(67,663)
Institutional Class
Issued	73,773	274,262	1,604,087	2,481,448
Reinvested	405	1,585	250	1,531
Redeemed	(88,302)	(317,138)	(1,499,725)	(2,714,606)
Change in Institutional Class Shares	(14,124)	(41,291)	104,612	(231,627)
Morgan
Issued	3,888	2,498	15,429	12,384
Reinvested	46	161	447	1,199
Redeemed	(4,160)	(6,876)	(17,565)	(21,890)
Change in Morgan Shares	(226)	(4,217)	(1,689)	(8,307)
Premier
Issued	91,379	203,545	162,792	516,125
Reinvested	215	650	224	455
Redeemed	(104,596)	(243,426)	(180,068)	(637,855)
Change in Premier Shares	(13,002)	(39,231)	(17,052)	(121,275)
Reserve
Issued	—	—	291	1,936
Reinvested	—	—	14	56
Redeemed	—	—	(313)	(2,497)
Change in Reserve Shares	—	—	(8)	(505)
Service
Issued	11	—	10	—
Reinvested	16	76	4	18
Redeemed	(3,165)	(1,152)	(697)	(290)
Change in Service Shares	(3,138)	(1,076)	(683)	(272)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2025 (Unaudited)	$1.0003	$0.0218	$— (d)	$0.0218	$(0.0218)	$—	$(0.0218)
Year Ended February 28, 2025	1.0005	0.0501	(0.0002)	0.0499	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (d)	0.0036	(0.0036)	— (d)	(0.0036)
Agency
Six Months Ended August 31, 2025 (Unaudited)	1.0010	0.0214	— (d)	0.0214	(0.0214)	—	(0.0214)
Year Ended February 28, 2025	1.0009	0.0492	0.0001	0.0493	(0.0492)	—	(0.0492)
Year Ended February 29, 2024	1.0009	0.0518	— (d)	0.0518	(0.0518)	—	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (d)	(0.0028)
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.0003	0.0218	— (d)	0.0218	(0.0218)	—	(0.0218)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (d)	0.0036	(0.0036)	— (d)	(0.0036)
Empower
Six Months Ended August 31, 2025 (Unaudited)	1.0003	0.0218	— (d)	0.0218	(0.0218)	—	(0.0218)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)	—	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (d)	— (d)	— (d)	— (d)	—	— (d)
IM
Six Months Ended August 31, 2025 (Unaudited)	1.0004	0.0221	— (d)	0.0221	(0.0221)	—	(0.0221)
Year Ended February 28, 2025	1.0005	0.0506	(0.0001)	0.0505	(0.0506)	—	(0.0506)
Year Ended February 29, 2024	1.0005	0.0532	— (d)	0.0532	(0.0532)	—	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (d)	0.0039	(0.0039)	— (d)	(0.0039)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.0004	0.0216	— (d)	0.0216	(0.0216)	—	(0.0216)
Year Ended February 28, 2025	1.0005	0.0497	(0.0001)	0.0496	(0.0497)	—	(0.0497)
Year Ended February 29, 2024	1.0005	0.0523	— (d)	0.0523	(0.0523)	—	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (d)	0.0033	(0.0033)	— (d)	(0.0033)
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	2.18%	$1,376,442	0.17%	4.33%	0.17%
1.0003	5.09	1,048,990	0.17 (e)	4.99	0.17
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (e)	2.30	0.19
1.0003	0.04	918,415	0.10 (e)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (e)	0.38	0.19

1.0010	2.14	3,080,458	0.26	4.24	0.27
1.0010	5.03	2,764,683	0.26 (e)	4.93	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (e)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (e)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (e)	0.30	0.29

1.0003	2.19	50,087,497	0.17	4.33	0.17
1.0003	5.12	44,855,575	0.17 (e)	4.99	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (e)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (e)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (e)	0.31	0.19

1.0003	2.19	719,755	0.17	4.33	0.17
1.0003	5.10	598,550	0.17 (e)	4.98	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (e)	2.15	0.19
1.0002	0.04	564,948	0.10 (e)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (e)	0.10	0.19

1.0004	2.21	12,020,930	0.12	4.38	0.12
1.0004	5.16	17,197,596	0.12 (e)	5.03	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (e)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (e)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (e)	0.35	0.14

1.0004	2.17	19,231,542	0.21	4.29	0.22
1.0004	5.07	17,822,266	0.21 (e)	4.97	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (e)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (e)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (e)	0.30	0.24
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	$1.0015	$0.0201	$— (d)	$0.0201	$(0.0201)	$—	$(0.0201)
Year Ended February 28, 2025	1.0011	0.0469	0.0004	0.0473	(0.0469)	—	(0.0469)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)	—	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (d)	(0.0016)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.0005	0.0206	— (d)	0.0206	(0.0206)	—	(0.0206)
Year Ended February 28, 2025	1.0006	0.0476	(0.0001)	0.0475	(0.0476)	—	(0.0476)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (d)	(0.0019)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.0007	0.0192	— (d)	0.0192	(0.0192)	—	(0.0192)
Year Ended February 28, 2025	1.0008	0.0448	(0.0001)	0.0447	(0.0448)	—	(0.0448)
Year Ended February 29, 2024	1.0008	0.0474	— (d)	0.0474	(0.0474)	—	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (d)	(0.0010)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	— *	—	0.01%	0.08%	0.01%
Agency	—	— *	—	— *	0.10%	0.02%
Capital	—	— *	—	0.01%	0.08%	0.02%
Empower	—	0.01%	—	0.02%	0.08%	— *
IM	—	— *	—	— *	0.04%	0.01%
Institutional Class	—	— *	—	0.01%	0.09%	0.02%
Morgan	—	— *	—	0.02%	0.34%	0.12%
Premier	—	— *	—	0.01%	0.27%	0.09%
Reserve	—	— *	—	0.05%	0.54%	0.16%
* Amount rounds to less than 0.005%.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0015	2.02%	$701,569	0.51%	3.99%	0.51%
1.0015	4.82	721,023	0.48 (e)	4.94	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (e)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (e)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (e)	0.22	0.50

1.0005	2.06	2,888,392	0.42	4.08	0.42
1.0005	4.84	2,968,154	0.42 (e)	4.76	0.42
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (e)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (e)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (e)	0.22	0.44

1.0007	1.91	2,986	0.70	3.80	1.64
1.0007	4.55	2,944	0.69 (e)	4.49	1.63
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (e)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (e)	0.01	2.42
1.0009	0.12	1,084	0.53 (e)	0.33	2.00
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.0002	$0.0126	$—	$0.0126	$(0.0126)	$—	$(0.0126)
Year Ended February 28, 2025	1.0002	0.0291	— (d)	0.0291	(0.0291)	— (d)	(0.0291)
Year Ended February 29, 2024	1.0002	0.0310	— (d)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (d)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (d)	(0.0023)
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.0003	0.0130	—	0.0130	(0.0130)	—	(0.0130)
Year Ended February 28, 2025	1.0003	0.0299	— (d)	0.0299	(0.0299)	— (d)	(0.0299)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (d)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (d)	(0.0028)
IM
Six Months Ended August 31, 2025 (Unaudited)	1.0001	0.0133	—	0.0133	(0.0133)	—	(0.0133)
Year Ended February 28, 2025	1.0001	0.0303	— (d)	0.0303	(0.0303)	— (d)	(0.0303)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (d)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (d)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (d)	(0.0030)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.0002	0.0129	—	0.0129	(0.0129)	—	(0.0129)
Year Ended February 28, 2025	1.0002	0.0296	— (d)	0.0296	(0.0296)	— (d)	(0.0296)
Year Ended February 29, 2024	1.0002	0.0315	— (d)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (d)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (d)	(0.0026)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	— *	0.16%	0.02%
Capital	—	—	—	— *	0.09%	— *
IM	—	—	—	—	0.07%	0.01%
Institutional Class	—	—	—	— *	0.12%	0.01%
* Amount rounds to less than 0.005%.

(f)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	1.27%	$60,961	0.26%	2.51%	0.32%
1.0002	2.94	67,838	0.26	2.94	0.32
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (e)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (e)	0.01	0.44
1.0005	0.27	23,163	0.24 (e)	0.25	0.36

1.0003	1.31	372,229	0.18	2.55	0.19
1.0003	3.03	342,671	0.18	3.03	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (e)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (e)	0.02	0.22
1.0006	0.34	37,889	0.18 (e)	0.41	0.22

1.0001	1.33	1,885,800	0.13	2.56	0.13
1.0001	3.07	1,265,816	0.14	2.96	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (f)	723,312	0.08 (e)	0.02	0.15
1.0005	0.35	665,960	0.15 (e)	0.18	0.16

1.0002	1.29	403,162	0.21	2.55	0.24
1.0002	3.00	299,682	0.21	2.99	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (e)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (e)	0.01	0.26
1.0005	0.31	478,239	0.20 (e)	0.23	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Investor
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.15%	$4,737,568	0.26%	4.23%	0.27%
1.00	5.03	4,526,502	0.26	4.90	0.28
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (f)	3.07	0.29
1.00	0.01	691,008	0.17 (f)	0.01	0.30
1.00	0.29	1,234,800	0.24 (f)	0.27	0.29

1.00	2.20	21,612,731	0.17	4.32	0.17
1.00	5.11	18,445,351	0.18	4.97	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (f)	3.32	0.19
1.00	0.04	1,804,197	0.15 (f)	0.04	0.19
1.00	0.35	4,806,805	0.18 (f)	0.25	0.19

1.00	2.18	11,721,763	0.21	4.28	0.22
1.00	5.08	11,374,169	0.21	4.96	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (f)	3.19	0.24
1.00	0.02	1,763,092	0.16 (f)	0.02	0.25
1.00	0.32	3,055,814	0.21 (f)	0.30	0.24

1.00	2.04	10,078	0.47	4.02	0.47
1.00	4.79	10,380	0.49	4.70	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (f)	2.43	0.49
1.00	0.01	1,804	0.17 (f)	0.01	0.50
1.00	0.17	6,189	0.34 (f)	0.16	0.58

1.00	1.99	9,594,021	0.57	3.92	0.57
1.00	4.69	9,061,560	0.58	4.57	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (f)	2.79	0.60
1.00	0.01	453,086	0.17 (f)	0.01	0.61
1.00	0.14	627,541	0.40 (f)	0.14	0.60

1.00	2.07	35,605,103	0.42	4.07	0.42
1.00	4.85	32,834,680	0.43	4.72	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (f)	3.20	0.44
1.00	0.01	1,532,491	0.17 (f)	0.01	0.45
1.00	0.19	2,373,258	0.35 (f)	0.19	0.44
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	— *	0.09%	0.02%
Capital	—	—	—	— *	0.03%	— *
Institutional Class	—	—	—	— *	0.05%	— *
Investor	—	—	—	0.02%	0.32%	0.16%
Morgan	—	—	—	0.02%	0.42%	0.19%
Premier	—	—	—	— *	0.28%	0.10%
Reserve	—	—	—	0.04%	0.53%	0.29%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.94%	$17,465	0.68%	3.81%	0.68%
1.00	4.58	14,458	0.69	4.51	0.69
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (f)	2.58	0.69
1.00	0.01	4,231	0.17 (f)	0.01	0.70
1.00	0.11	5,661	0.40 (f)	0.11	0.88

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund*
Agency SL
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02 (d)	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.05 (d)	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (f)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (f)	(0.0045)

*	The JPMorgan Securities Lending Money Market Fund began utilizing a stable $1.00 share price calculated to two decimal places on September 3, 2024. See Note 1.
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than $0.00005.

138

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.20%	$1,712,787	0.06%	4.33%	0.14%
1.00	5.16	1,355,100	0.06	5.10	0.15
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15

139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Empower
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

140

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.14%	$4,382,136	0.16%	4.21%	0.17%
4.99	6,517,448	0.17 (f)	4.86	0.17
5.19	7,529,994	0.18	5.12	0.18
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18

2.09	16,718,728	0.26	4.11	0.27
4.90	16,040,283	0.26 (f)	4.77	0.27
5.10	15,084,344	0.26	5.01	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28

2.14	182,898,133	0.16	4.21	0.17
4.99	182,085,385	0.17 (f)	4.86	0.17
5.19	160,954,781	0.18	5.08	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19

2.14	9,806,666	0.16	4.21	0.17
4.99	9,398,144	0.17 (f)	4.87	0.17
5.19	7,799,631	0.18	5.10	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

2.17	11,683,614	0.11	4.26	0.12
5.05	11,457,218	0.12 (f)	4.92	0.12
5.24	8,449,005	0.13	5.09	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14

2.12	43,166,341	0.21	4.16	0.22
4.95	44,065,112	0.21 (f)	4.83	0.22
5.15	41,207,185	0.21	5.05	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23

141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Service
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	— *	—	0.03%	0.13%	0.04%
Agency	—	— *	—	0.02%	0.20%	0.06%
Capital	—	— *	—	0.03%	0.13%	0.03%
Empower	—	— *	—	0.03%	0.13%	— *
IM	—	— *	—	0.01%	0.09%	0.01%
Institutional Class	—	— *	—	0.03%	0.15%	0.04%
Investor	—	— *	—	0.03%	0.41%	0.25%
Morgan	—	— *	—	0.04%	0.51%	0.33%
Premier	—	— *	—	0.03%	0.37%	0.21%
Reserve	—	— *	—	0.11%	0.61%	0.47%
Service	—	— *	—	0.16%	0.96%	0.74%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.

142

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

1.99%	$3,674,719	0.46%	3.91%	0.47%
4.68	3,556,639	0.47 (f)	4.49	0.47
4.87	2,056,169	0.48	4.76	0.48
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48

1.93	15,176,212	0.56	3.81	0.57
4.58	14,753,566	0.57 (f)	4.43	0.57
4.77	7,815,291	0.58	4.71	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59

2.01	17,835,653	0.41	3.96	0.42
4.73	16,363,800	0.42 (f)	4.61	0.42
4.92	13,503,049	0.43	4.86	0.43
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43

1.88	34,892	0.67	3.70	0.67
4.47	31,619	0.67 (f)	4.67	0.67
4.66	2,846,123	0.68	4.62	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69

1.70	101,545	1.01	3.36	1.02
4.11	207,417	1.02 (f)	4.05	1.02
4.30	248,025	1.03	4.20	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03

143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Empower
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

144

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.13%	$114,787	0.17%	4.20%	0.17%
4.97	782,572	0.17	4.88	0.17
5.18	2,124,743	0.18	5.18	0.18
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

2.08	3,259,255	0.26	4.10	0.27
4.88	3,093,782	0.26	4.76	0.27
5.09	2,614,882	0.26	4.99	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29

2.13	20,114,883	0.17	4.19	0.17
4.97	19,199,227	0.17	4.83	0.17
5.18	14,599,378	0.18	5.07	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19

2.13	177,485	0.17	4.19	0.17
4.97	123,889	0.17	4.82	0.18
5.18	63,083	0.18	4.82	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

2.16	494,199	0.12	4.24	0.12
5.03	304,355	0.12	4.87	0.12
5.23	178,436	0.13	5.27	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14

2.11	16,118,844	0.21	4.15	0.22
4.93	13,437,078	0.21	4.80	0.22
5.15	11,726,034	0.21	5.05	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24

145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	—	—	0.03%	0.14%	0.05%
Agency	—	—	—	0.02%	0.20%	0.06%
Capital	—	—	—	0.02%	0.12%	0.02%
Empower	—	—	—	0.01%	0.13%	— *
IM	—	—	—	0.01%	0.09%	0.01%
Institutional Class	—	—	—	0.02%	0.15%	0.04%
Investor	—	—	—	0.04%	0.42%	0.22%
Morgan	—	—	—	0.04%	0.52%	0.31%
Premier	—	—	—	0.03%	0.38%	0.19%
Reserve	—	—	—	0.08%	0.61%	0.35%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.

146

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

1.98%	$17,332	0.47%	3.89%	0.47%
4.66	15,511	0.47	4.55	0.47
4.86	15,980	0.48	4.74	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54

1.93	4,987,132	0.57	3.79	0.57
4.56	4,304,404	0.57	4.45	0.57
4.76	3,596,110	0.58	4.73	0.58
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59

2.00	5,328,258	0.42	3.94	0.42
4.71	5,187,580	0.42	4.60	0.42
4.91	4,814,054	0.43	4.84	0.43
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44

1.87	564,203	0.67	3.69	0.67
4.45	535,784	0.67	4.42	0.67
4.65	1,232,544	0.68	4.61	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74

147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	0.01%	0.20%	0.06%
Institutional Class	—	—	—	0.01%	0.16%	0.04%
Morgan	—	—	—	0.04%	0.53%	0.36%
Premier	—	—	—	0.01%	0.39%	0.21%

(g)	Amount rounds to less than 0.005%.

148

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.07%	$602,143	0.26%	4.07%	0.27%
1.00	4.89	611,145	0.26	4.79	0.28
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (f)	2.40	0.31
1.00	0.01	217,942	0.06 (f)	0.01	0.31
1.00	0.11	318,757	0.20 (f)	0.10	0.30

1.00	2.10	5,221,648	0.21	4.12	0.22
1.00	4.94	5,247,575	0.21	4.81	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (f)	2.50	0.26
1.00	0.01	1,322,211	0.06 (f)	0.01	0.25
1.00	0.13	2,344,288	0.17 (f)	0.14	0.25

1.00	1.91	385,250	0.58	3.75	0.58
1.00	4.55	356,443	0.58	4.44	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (f)	2.16	0.63
1.00	0.00 (g)	55,291	0.06 (f)	0.00 (g)	0.64
1.00	0.06	53,546	0.23 (f)	0.05	0.63

1.00	1.99	2,313,392	0.42	3.91	0.42
1.00	4.71	2,382,844	0.43	4.59	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (f)	2.97	0.46
1.00	0.01	123,328	0.06 (f)	0.01	0.46
1.00	0.08	198,516	0.24 (f)	0.08	0.45

149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Capital
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Empower
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)

150

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.11%	$366,585	0.17%	4.14%	0.17%
1.00	4.97	30,106	0.17	4.96	0.17
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	2.07	17,900,397	0.26	4.06	0.27
1.00	4.88	16,496,183	0.26	4.75	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29

1.00	2.11	139,769,647	0.16	4.16	0.17
1.00	4.97	128,683,730	0.17	4.82	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19

1.00	2.11	936,245	0.16	4.16	0.17
1.00	4.97	1,074,915	0.17	4.84	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	2.14	136,310	0.11	4.21	0.12
1.00	5.02	103,316	0.12	4.96	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14

1.00	2.09	69,407,729	0.21	4.11	0.22
1.00	4.93	68,101,333	0.21	4.79	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24

151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	—	—	— *	0.12%	0.08%
Agency	—	—	—	— *	0.21%	0.05%
Capital	—	—	—	— *	0.12%	0.02%
Empower	—	—	—	— *	0.13%	0.12%
IM	—	—	—	— *	0.14%	— *
Institutional Class	—	—	—	— *	0.16%	0.03%
Morgan	—	—	—	0.05%	0.52%	0.34%
Premier	—	—	—	0.02%	0.38%	0.19%
Reserve	—	—	—	0.09%	0.62%	0.44%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.

152

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.91%	$6,711,081	0.57%	3.76%	0.57%
1.00	4.55	6,859,226	0.57	4.42	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59

1.00	1.99	21,776,959	0.41	3.91	0.42
1.00	4.71	20,769,262	0.42	4.59	0.42
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44

1.00	1.86	1,037,628	0.66	3.66	0.67
1.00	4.45	1,118,375	0.67	4.39	0.67
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69

153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	— *	0.16%	0.03%
Institutional Class	—	—	—	—	0.12%	0.01%
Morgan	—	—	—	0.02%	0.49%	0.29%
Premier	—	—	—	— *	0.33%	0.14%
Reserve	—	—	—	0.07%	0.59%	0.39%
* Amount rounds to less than 0.005%.

154

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.31%	$353,855	0.26%	2.59%	0.27%
1.00	3.05	346,720	0.26	3.03	0.28
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (f)	1.52	0.29
1.00	0.01	281,075	0.10 (f)	0.01	0.29
1.00	0.26	372,457	0.23 (f)	0.33	0.29

1.00	1.34	8,487,450	0.21	2.64	0.22
1.00	3.10	9,073,540	0.21	3.04	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (f)	0.02	0.24
1.00	0.29	6,858,653	0.20 (f)	0.33	0.24

1.00	1.15	90,734	0.58	2.26	0.58
1.00	2.72	81,974	0.59	2.67	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (f)	1.31	0.60
1.00	0.01	17,140	0.10 (f)	0.01	0.62
1.00	0.19	22,830	0.30 (f)	0.12	0.61

1.00	1.23	1,291,780	0.42	2.42	0.42
1.00	2.88	1,355,965	0.43	2.83	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (f)	1.49	0.44
1.00	0.01	338,064	0.10 (f)	0.01	0.44
1.00	0.21	498,856	0.29 (f)	0.26	0.44

1.00	1.10	566,872	0.67	2.20	0.67
1.00	2.62	561,937	0.67	2.59	0.67
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (f)	0.80	0.69
1.00	0.01	1,807,835	0.10 (f)	0.01	0.69
1.00	0.18	1,574,145	0.29 (f)	0.16	0.69

155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Service
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	— *	—	—	— *	0.13%	0.01%
Institutional Class	— *	—	—	— *	0.09%	0.01%
Morgan	— *	—	—	0.02%	0.46%	0.24%
Premier	— *	—	—	— *	0.32%	0.10%
Service	—	—	—	0.19%	0.92%	0.60%
* Amount rounds to less than 0.005%.

156

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.34%	$184,576	0.26%(f)	2.62%	0.28%
1.00	3.10	172,457	0.26	3.05	0.29
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (f)	1.53	0.31
1.00	0.01	38,272	0.13 (f)	0.01	0.32
1.00	0.31	60,879	0.25 (f)	0.38	0.31

1.00	1.36	1,700,375	0.21 (f)	2.67	0.23
1.00	3.16	1,494,076	0.21	3.08	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (f)	1.37	0.26
1.00	0.02	879,357	0.12 (f)	0.02	0.27
1.00	0.35	834,116	0.20 (f)	0.38	0.26

1.00	1.17	93,168	0.59 (f)	2.30	0.59
1.00	2.77	87,660	0.59	2.71	0.59
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (f)	1.16	0.62
1.00	0.01	24,236	0.13 (f)	0.01	0.63
1.00	0.22	43,853	0.35 (f)	0.16	0.62

1.00	1.25	670,344	0.43 (f)	2.46	0.43
1.00	2.92	643,880	0.44	2.83	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (f)	1.51	0.46
1.00	0.01	37,902	0.13 (f)	0.01	0.47
1.00	0.23	69,237	0.35 (f)	0.28	0.47

1.00	0.93	10	1.05	1.96	1.05
1.00	2.30	4,090	1.04	2.31	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (f)	0.62	1.06
1.00	0.01	19,679	0.13 (f)	0.01	1.06
1.00	0.16	28,684	0.44 (f)	0.21	1.06

157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Service
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	—	— *	0.14%	0.04%
Institutional Class	—	—	—	— *	0.12%	0.01%
Morgan	—	—	—	0.02%	0.49%	0.31%
Premier	—	—	—	0.01%	0.36%	0.18%
Service	—	—	—	0.21%	0.95%	0.68%
* Amount rounds to less than 0.005%.

158

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.20%	$15,804	0.26%	2.38%	0.34%
1.00	2.92	26,298	0.26	2.86	0.34
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37
1.00	0.23	21,715	0.22 (f)	0.24	0.33

1.00	1.22	170,170	0.21	2.41	0.29
1.00	2.97	184,291	0.21	2.95	0.29
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32
1.00	0.25	156,740	0.20 (f)	0.30	0.28

1.00	1.03	4,131	0.59	2.08	0.67
1.00	2.58	4,357	0.59	2.64	0.67
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69
1.00	0.17	7,122	0.28 (f)	0.12	0.63

1.00	1.10	86,420	0.45	2.18	0.49
1.00	2.72	99,422	0.45	2.72	0.49
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52
1.00	0.19	101,991	0.27 (f)	0.20	0.48

1.00	0.79	10	1.05	1.68	1.10
1.00	2.11	3,149	1.05	2.12	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12
1.00	0.12	12,065	0.37 (f)	0.16	1.08

159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2025 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Morgan
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Premier
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Reserve
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Service
Six Months Ended August 31, 2025 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2025	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2025	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	— *	—	—	— *	0.14%	0.01%
Institutional Class	— *	—	—	—	0.09%	— *
Morgan	— *	—	—	0.04%	0.46%	0.27%
Premier	— *	—	—	— *	0.33%	0.11%
Reserve	— *	—	—	0.06%	0.58%	0.35%
Service	—	—	—	0.20%	0.92%	0.63%
* Amount rounds to less than 0.005%.

160

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.31%	$194,623	0.26%(f)	2.59%	0.28%
1.00	3.03	206,094	0.26	3.01	0.28
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32
1.00	0.30	72,812	0.25 (f)	0.44	0.30

1.00	1.33	1,453,882	0.21 (f)	2.65	0.23
1.00	3.08	1,349,262	0.21	3.06	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27
1.00	0.34	532,580	0.21 (f)	0.41	0.25

1.00	1.14	43,678	0.59 (f)	2.25	0.62
1.00	2.70	45,367	0.59	2.67	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65
1.00	0.23	59,934	0.32 (f)	0.20	0.64

1.00	1.22	272,071	0.43 (f)	2.41	0.43
1.00	2.86	289,122	0.43	2.84	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47
1.00	0.25	91,945	0.34 (f)	0.38	0.45

1.00	1.09	1,349	0.69 (f)	2.16	0.69
1.00	2.59	1,357	0.69	2.54	0.72
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72
1.00	0.21	1,498	0.34 (f)	0.20	0.70

1.00	0.90	10	1.04	1.90	1.06
1.00	2.24	693	1.03	2.24	1.03
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07
1.00	0.18	3,729	0.41 (f)	0.21	1.11

161

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) is to seek current income while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes, while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”), JPMorgan Securities Lending Money Market Fund ("Securities Lending Money Market Fund") and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to seek to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal and California personal income taxes, while maintaining liquidity and stability of principal.

162	J.P. Morgan Money Market Funds	August 31, 2025

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal, New York State and New York City personal income taxes, while maintaining liquidity and stability of principal.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. Prior to September 3, 2024, Securities Lending Money Market Fund did not seek to qualify as a retail or government money market fund and transacted utilizing a floating NAV calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Securities Lending Money Market Fund (effective September 3, 2024) and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
All share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024).
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024), fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market

August 31, 2025	J.P. Morgan Money Market Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$87,552,092	$—	$87,552,092

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,716,977	$—	$2,716,977

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$81,232,826	$—	$81,232,826

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,726,338	$—	$1,726,338

(a)	Please refer to the SOI for specifics of portfolio holdings.

164	J.P. Morgan Money Market Funds	August 31, 2025

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$299,308,415	$—	$299,308,415

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$50,438,505	$—	$50,438,505

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,269,341	$—	$8,269,341

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$265,179,623	$—	$265,179,623

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,832,823	$—	$10,832,823

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,653,137	$—	$2,653,137

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2025	J.P. Morgan Money Market Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$274,881	$—	$274,881

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,007,502	$—	$2,007,502

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOIs, if any.

166	J.P. Morgan Money Market Funds	August 31, 2025

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2025, are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$19	n/a	n/a	n/a	$29	$2	n/a	$6	n/a	n/a	n/a	n/a
Agency	37	$14	$35	n/a	107	19	$4	98	$2	$1	$— (a)	$1
Agency SL	n/a	n/a	n/a	$4	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	268	18	96	n/a	1,177	111	n/a	650	n/a	n/a	n/a	n/a
Empower	17	n/a	n/a	n/a	53	1	n/a	8	n/a	n/a	n/a	n/a
IM	81	16	n/a	n/a	50	1	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	129	18	75	n/a	260	85	30	370	49	10	1	8
Investor	n/a	n/a	— (a)	n/a	18	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	130	n/a	119	n/a	131	44	13	119	5	3	1	10
Premier	38	n/a	169	n/a	106	31	14	126	9	4	2	3
Reserve	15	n/a	1	n/a	1	4	n/a	6	3	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$734	$66	$495	$4	$1,934	$298	$61	$1,384	$68	$18	$4	$22

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

August 31, 2025	J.P. Morgan Money Market Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
I. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2025, the effective annualized rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the six months ended August 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)

168	J.P. Morgan Money Market Funds	August 31, 2025

	Front-End Sales Charge	CDSC
100% U.S. Treasury Securities Money Market Fund	$—	$— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Empower	Institutional Class	Investor
Prime Money Market Fund	0.05%	0.15%	0.05%	0.05%	0.10%	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	0.10	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	0.10	0.35%
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
Federal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	0.05	0.10	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a

	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35	0.30	0.30	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2025	J.P. Morgan Money Market Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2025. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.
Effective November 1, 2024, the Adviser contractually agreed to waive 0.01% of its advisory fee on the 100% U.S. Treasury Money Market Fund’s average daily assets in excess of $200 billion and contractually waive 0.01% of its advisory fee on the U.S. Government Money Market Fund’s average daily assets in excess of $250 billion. These waivers are in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

170	J.P. Morgan Money Market Funds	August 31, 2025

For the six months ended August 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$—	$—	$785	$785	$10
Institutional Tax Free Money Market Fund	—	—	105	105	—
Liquid Assets Money Market Fund	—	—	726	726	—
Securities Lending Money Market Fund	337	208	—	545	—
U.S. Government Money Market Fund	2,466	—	1,725	4,191	—
U.S. Treasury Plus Money Market Fund	—	—	605	605	—
Federal Money Market Fund	—	—	336	336	—
100% U.S. Treasury Securities Money Market Fund	2,374	—	2,216	4,590	—
Tax Free Money Market Fund	—	—	437	437	—
Municipal Money Market Fund	—	—	219	219	—
California Municipal Money Market Fund	37	25	37	99	—
New York Municipal Money Market Fund	—	—	163	163	—

	Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Total
Municipal Money Market Fund	$1	$— (a)	$1
New York Municipal Money Market Fund	—	— (a)	—

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2025, California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2025, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,488,595	$837,505	$—
Liquid Assets Money Market Fund	315,705	—	—
Tax Free Money Market Fund	1,219,610	1,780,875	—
Municipal Money Market Fund	590,755	1,096,365	—
California Municipal Money Market Fund	86,130	107,570	—

August 31, 2025	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Purchases	Sales	Realized Gain (Loss)
New York Municipal Money Market Fund	$932,470	$810,950	$—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2025 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$260
Agency	—	2,182
Capital	—	11,706
Empower	—	157
Institutional Class	—	9,023
Morgan	—	1,078
Premier	—	4,327
Reserve	4	4
	$4	$28,737
Institutional Tax Free Money Market Fund
Agency	$—	$59
Capital	—	100
Institutional Class	—	205
	$—	$364
Liquid Assets Money Market Fund
Agency	$—	$3,482
Capital	—	4,899
Institutional Class	—	5,727
Investor	—	18
Morgan	4,726	16,541
Premier	—	52,420
Reserve	19	23
	$4,745	$83,110
U.S. Government Money Market Fund
Academy	$—	$1,070
Agency	—	12,656
Capital	—	45,219
Empower	—	2,568
Institutional Class	—	21,032
Investor	—	6,293
Morgan	7,586	26,559
Premier	—	26,118
Reserve	44	52
Service	542	271
	$8,172	$141,838

172	J.P. Morgan Money Market Funds	August 31, 2025

	Distribution	Service
U.S. Treasury Plus Money Market Fund
Academy	$—	$77
Agency	—	2,393
Capital	—	4,775
Empower	—	43
Institutional Class	—	7,168
Investor	—	30
Morgan	2,300	8,050
Premier	—	7,924
Reserve	682	819
	$2,982	$31,279
Federal Money Market Fund
Agency	$—	$467
Institutional Class	—	2,529
Morgan	187	654
Premier	—	3,521
	$187	$7,171
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$58
Agency	—	12,805
Capital	—	33,570
Empower	—	238
Institutional Class	—	33,558
Morgan	3,470	12,146
Premier	—	32,007
Reserve	1,336	1,603
	$4,806	$125,985
Tax Free Money Market Fund
Agency	$—	$278
Institutional Class	—	4,420
Morgan	44	155
Premier	—	1,986
Reserve	740	888
	$784	$7,727
Municipal Money Market Fund
Agency	$—	$139
Institutional Class	—	845
Morgan	46	160
Premier	—	1,021
Service	7	4
	$53	$2,169
California Municipal Money Market Fund
Agency	$—	$15
Institutional Class	—	83
Morgan	3	9
Premier	—	148
Service	6	3
	$9	$258

August 31, 2025	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Distribution	Service
New York Municipal Money Market Fund
Agency	$—	$153
Institutional Class	—	687
Morgan	23	81
Premier	—	410
Reserve	2	2
Service	1	1
	$26	$1,334
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$87,551,316	$7,818	$7,042	$776
Estimated tax cost and unrealized appreciation (depreciation) in value of investments for the Funds equals their book cost and unrealized appreciation (depreciation) in value of investments.
At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$6,056	$—
Liquid Assets Money Market Fund	10	—
U.S. Government Money Market Fund	69,578	1,120
U.S. Treasury Plus Money Market Fund	916	124
100% U.S. Treasury Securities Money Market Fund	2,377	—
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Prime Money Market Fund	$125
Liquid Assets Money Market Fund	17
Securities Lending Money Market Fund	115
U.S. Government Money Market Fund	2,605
U.S. Treasury Plus Money Market Fund	1,962
100% U.S. Treasury Securities Money Market Fund	3,163
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

174	J.P. Morgan Money Market Funds	August 31, 2025

As of August 31, 2025, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2025, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$21,319	48	$96
Interest earned as a result of lending money to another fund for the six months ended August 31, 2025, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	52.5%
Institutional Tax Free Money Market Fund	1	92.2	—	—
Liquid Assets Money Market Fund	2	52.7	2	43.7
Securities Lending Money Market Fund	—	—	1	100.0
U.S. Government Money Market Fund	1	38.6	—	—
U.S. Treasury Plus Money Market Fund	1	41.3	1	11.7
Federal Money Market Fund	2	62.0	1	17.4
100% U.S. Treasury Securities Money Market Fund	1	60.6	—	—
Tax Free Money Market Fund	1	49.5	1	35.5
Municipal Money Market Fund	2	73.9	1	15.6
California Municipal Money Market Fund	1	65.2	1	13.0
New York Municipal Money Market Fund	1	94.5	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an

August 31, 2025	J.P. Morgan Money Market Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Treasury Plus Money Market Fund
France	15.6%	13.4%	19.4%	10.5%

176	J.P. Morgan Money Market Funds	August 31, 2025

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-MMKT-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) (the “1940 Act”) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the
Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. The Trustees also considered information provided with respect to the amount of time and resources the Adviser dedicated to ensuring the Funds comply with amendments to Rule 2a-7 under the 1940 Act as approved by the Securities and Exchange Commission. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints or revise the breakpoints on the administration fee schedule. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees further noted that the Adviser and JPMDS had previously implemented additional voluntary waivers in connection with a low interest rate environment. In addition, the Trustees noted that, for each of the U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, the Adviser made a commitment to waive 0.01% of its fee on assets in excess of

$250 billion and $200 billion, respectively, for two years effective November 1, 2024. The Trustees informed management that they would continue to analyze potential economies of scale as the Funds increase in assets. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also noted that the Adviser expects to make significant near-term investments to support the Funds in response to regulatory initiatives and industry developments that specifically impact the Funds’ operations. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the third quintile of the Universe for each of the one-, three and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including the adoption of a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7), and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of the Universe for each of the one-, three and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including the conversion of the Fund to qualify as a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, effective September 3, 2024, and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the California Municipal Money Market Fund’s performance for the Institutional shares was in the third, fourth and fourth quintiles of the Universe for the one-, three and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for the Premier shares was in the fifth quintile of the Universe for each of the one-, three- and five- year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Municipal Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three and five-year periods ended December 31, 2024. The Trustees noted that the performance for the Premier shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the second and third quintiles, respectively, of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and the services that will be provided to the Fund following its conversion to a government money market fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fifth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $250 billion for two years effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $200 billion for two years effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth a quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the first and third quintiles of the Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for the Premier shares were in the first and fifth quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups.

After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile of the Universe. The Trustees noted that the net advisory fee and actual total expenses for the Premier shares were in the third and fifth quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Income Funds
August 31, 2025 (Unaudited)
JPMorgan Corporate Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Global Bond Opportunities Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Unconstrained Debt Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 92.9%
Aerospace & Defense — 1.2%
Boeing Co. (The)
2.95%, 2/1/2030	290	272
5.81%, 5/1/2050	160	154
3.83%, 3/1/2059	158	106
3.95%, 8/1/2059	1,034	712
7.01%, 5/1/2064	185	205
Leidos, Inc.
4.38%, 5/15/2030	747	743
2.30%, 2/15/2031	442	393
5.40%, 3/15/2032	416	430
Lockheed Martin Corp. 5.70%, 11/15/2054	470	468
RTX Corp.
2.38%, 3/15/2032	449	393
4.88%, 10/15/2040	339	322
		4,198
Air Freight & Logistics — 0.0% ^
FedEx Corp. 3.25%, 5/15/2041 (a)	177	127
Automobiles — 1.5%
Ford Motor Co. 3.25%, 2/12/2032	245	210
General Motors Co. 5.95%, 4/1/2049	150	141
Hyundai Capital America
(SOFR + 1.50%), 5.89%, 1/8/2027 (a) (b)	825	834
5.40%, 3/29/2032 (a)	226	232
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	1,050	1,063
6.45%, 3/18/2035 (a)	920	928
Volkswagen Group of America Finance LLC (Germany)
5.30%, 3/22/2027 (a)	806	816
5.35%, 3/27/2030 (a)	660	677
5.80%, 3/27/2035 (a)	625	636
		5,537
Banks — 21.1%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (b)	800	811
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	200	205
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (b)	200	208
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	800	827
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (d) (e)	600	664
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (d) (e)	200	236
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	747	766
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,120	1,171
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	1,307	1,296
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (b) (d) (e)	336	346
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (b) (d) (e)	735	736
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	795	752
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (b)	1,075	1,110
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	452	410
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	911	804
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	1,230	1,217
(SOFR + 1.74%), 5.52%, 10/25/2035 (b)	510	515
(SOFR + 1.64%), 5.46%, 5/9/2036 (b)	1,970	2,024
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	304	281
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	403	290
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	490	509
Bank of Nova Scotia (The) (Canada)
5.45%, 8/1/2029	582	607
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	208	196
Barclays plc (United Kingdom) (SOFR + 1.56%), 4.94%, 9/10/2030 (b)	1,000	1,016
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	405	416
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	860	903
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	1

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	480	492
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	710	721
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (b)	700	729
BPCE SA (France)
5.13%, 1/18/2028 (a)	800	816
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (b)	885	922
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	670	592
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (b)	480	505
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (b)	305	338
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (b)	200	211
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (b)	200	202
Citibank NA 5.80%, 9/29/2028	495	519
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	189	187
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	179	178
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (d) (e)	770	788
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (d) (e)	800	806
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (b) (d) (e)	528	536
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	930	918
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.87%, 8/15/2030 (b) (d) (e)	555	565
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	1,185	1,190
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	471	445
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	845	861
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	272	244
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	756	669
(SOFR + 2.06%), 5.83%, 2/13/2035 (b)	389	400
(SOFR + 1.47%), 5.33%, 3/27/2036 (b)	1,265	1,278
Credit Agricole SA (France) (SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	1,025	1,043
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	215	224
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	975	982
Fifth Third Bancorp (SOFR + 1.66%), 4.34%, 4/25/2033 (b)	340	329
HSBC Holdings plc (United Kingdom)
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	480	490
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	484
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	610	620
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	960	990
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	200	205
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	2,470	2,539
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	306	322
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	143	148
ING Groep NV (Netherlands) (SOFRINDX + 1.01%), 5.38%, 3/25/2029 (b)	1,030	1,034
Intesa Sanpaolo SpA (Italy)
6.63%, 6/20/2033 (a)	998	1,090
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	845	695
KeyBank NA 3.90%, 4/13/2029	300	293
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	810	802
M&T Bank Corp.
(SOFR + 0.93%), 4.83%, 1/16/2029 (b)	201	203
(SOFR + 1.40%), 5.18%, 7/8/2031 (b)	333	341
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (b)	2,405	2,458
Morgan Stanley Private Bank NA (SOFR + 1.08%), 4.73%, 7/18/2031 (b)	815	826
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d) (e)	295	295
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (d) (e)	200	221
NatWest Markets plc (United Kingdom) 5.02%, 3/21/2030 (a)	830	853
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.63%, 9/13/2033 (a) (b)	768	766
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (d) (e)	300	290
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.26%), 4.81%, 10/21/2032 (b)	565	571
(SOFR + 2.28%), 6.88%, 10/20/2034 (b)	298	335
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	270	282
(SOFR + 1.42%), 5.37%, 7/21/2036 (b)	275	279
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	1,000	1,009
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	1,645	1,666
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	2,185	2,280
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	700	722
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	300	307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	390	347
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (b)	1,035	1,119
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (a) (b)	445	444
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	440	458
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (b)	1,423	1,433
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	568	558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	733	673
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (b)	355	365
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	341	360
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	210	219
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	745	738
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,040	1,064
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	409	405
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,114	1,126
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	185	192
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	950	981
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	1,601	1,649
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	475	478
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	407	419
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,830	1,900
(SOFR + 1.74%), 5.60%, 4/23/2036 (b)	2,243	2,329
		76,679
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	444	433
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	39	39
Coca-Cola Co. (The) 2.50%, 6/1/2040	121	89
Constellation Brands, Inc.
2.88%, 5/1/2030	637	596
4.90%, 5/1/2033	260	259
Keurig Dr. Pepper, Inc. 3.35%, 3/15/2051	290	188
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	225	224
		1,828
Biotechnology — 1.7%
AbbVie, Inc.
5.05%, 3/15/2034	250	255
4.05%, 11/21/2039	350	308
4.63%, 10/1/2042	375	341
4.40%, 11/6/2042	262	230
4.25%, 11/21/2049	1,076	877
5.60%, 3/15/2055	80	79
5.50%, 3/15/2064	80	77
Amgen, Inc.
3.15%, 2/21/2040	900	697
4.66%, 6/15/2051	170	144
4.20%, 2/22/2052	458	357
4.88%, 3/1/2053	527	455
5.75%, 3/2/2063	282	271
Biogen, Inc.
2.25%, 5/1/2030	680	619
5.75%, 5/15/2035	530	547
Gilead Sciences, Inc.
5.25%, 10/15/2033	590	613
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	3

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
2.60%, 10/1/2040	246	177
5.65%, 12/1/2041	130	133
		6,180
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	352	320
2.50%, 6/3/2050	282	168
		488
Capital Markets — 6.1%
Deutsche Bank AG (Germany)
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	258	264
(SOFR + 1.30%), 4.95%, 8/4/2031 (b)	670	675
(SOFR + 3.65%), 7.08%, 2/10/2034 (b)	615	668
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	168	165
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	408	404
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	2,485	2,645
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	500	505
(SOFR + 1.08%), 5.21%, 1/28/2031 (b)	855	881
(SOFR + 1.58%), 5.22%, 4/23/2031 (b)	1,960	2,024
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	700	636
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	1,470	1,495
(SOFR + 1.38%), 5.54%, 1/28/2036 (b)	322	332
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	640	563
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 5.15%, 10/5/2025 (b) (d) (e)	143	124
Morgan Stanley
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	240	238
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	124	127
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	380	391
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	620	647
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	410	420
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,540	1,555
(SOFR + 1.11%), 5.23%, 1/15/2031 (b)	795	821
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	567	584
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	463	411
(SOFR + 1.76%), 5.66%, 4/17/2036 (b)	1,210	1,259
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	1,396	1,210
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	280	273
S&P Global, Inc. 2.30%, 8/15/2060	88	44
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (d) (e)	104	108
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (d) (e)	605	627
4.83%, 4/24/2030	300	308
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	200	219
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	805	841
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	550	646
		22,110
Chemicals — 0.7%
CF Industries, Inc. 4.95%, 6/1/2043	104	93
Chevron Phillips Chemical Co. LLC 4.75%, 5/15/2030 (a)	750	765
Dow Chemical Co. (The) 4.38%, 11/15/2042	226	181
DuPont de Nemours, Inc.
5.32%, 11/15/2038	935	975
5.42%, 11/15/2048	255	257
EIDP, Inc. 5.13%, 5/15/2032	400	411
		2,682
Commercial Services & Supplies — 0.7%
GFL Environmental, Inc. 6.75%, 1/15/2031 (a)	2,445	2,552
Construction & Engineering — 0.7%
Quanta Services, Inc.
2.90%, 10/1/2030	242	226
4.50%, 1/15/2031	935	934
5.25%, 8/9/2034	764	773
5.10%, 8/9/2035	560	554
		2,487
Consumer Finance — 3.3%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	490	501
3.00%, 10/29/2028	1,715	1,650
American Express Co.
(SOFR + 1.26%), 4.73%, 4/25/2029 (b)	277	282
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 1.22%), 4.92%, 7/20/2033 (b)	175	177
(SOFR + 1.79%), 5.67%, 4/25/2036 (b)	220	230
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	405	424
5.75%, 11/15/2029 (a)	1,573	1,632
5.15%, 1/15/2030 (a)	625	635
4.90%, 10/10/2030 (a)	735	738
Ford Motor Credit Co. LLC
5.92%, 3/20/2028	200	203
5.80%, 3/8/2029	1,120	1,132
5.88%, 11/7/2029	200	202
7.20%, 6/10/2030	1,466	1,558
6.53%, 3/19/2032	410	421
General Motors Financial Co., Inc.
5.63%, 4/4/2032	28	29
6.40%, 1/9/2033	190	201
6.10%, 1/7/2034	120	124
5.95%, 4/4/2034	535	548
5.90%, 1/7/2035	900	914
6.15%, 7/15/2035	225	231
		11,832
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The)
5.40%, 7/15/2040	280	275
5.65%, 9/15/2064	540	507
		782
Containers & Packaging — 0.6%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	310	317
5.50%, 3/17/2035	500	511
Berry Global, Inc. 5.80%, 6/15/2031	427	452
Sonoco Products Co.
4.60%, 9/1/2029	350	352
5.00%, 9/1/2034	491	481
		2,113
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	42	27
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — continued
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	294	194
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	142	111
		332
Diversified REITs — 0.5%
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	565	579
Simon Property Group LP 5.13%, 10/1/2035	702	702
WP Carey, Inc.
2.40%, 2/1/2031	676	602
2.45%, 2/1/2032	69	60
		1,943
Diversified Telecommunication Services — 1.9%
AT&T, Inc.
5.40%, 2/15/2034	17	17
3.50%, 6/1/2041	1,368	1,071
3.50%, 9/15/2053	200	134
3.55%, 9/15/2055	1,431	952
3.80%, 12/1/2057	631	434
Verizon Communications, Inc.
1.75%, 1/20/2031	1,076	939
5.40%, 7/2/2037 (a)	2,600	2,611
3.40%, 3/22/2041	750	581
		6,739
Electric Utilities — 9.1%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	131	80
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	88
2.90%, 6/15/2050	210	132
Commonwealth Edison Co.
4.70%, 1/15/2044	320	285
3.70%, 3/1/2045	142	110
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	198
4.00%, 9/30/2042	336	278
Duke Energy Indiana LLC
5.25%, 3/1/2034	610	627
3.75%, 5/15/2046	153	117
2.75%, 4/1/2050	134	82
5.40%, 4/1/2053	367	349
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	5

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Ohio, Inc.
5.30%, 6/15/2035	885	904
5.55%, 3/15/2054	209	203
Duke Energy Progress LLC
5.25%, 3/15/2033	148	153
2.90%, 8/15/2051	128	79
5.55%, 3/15/2055	22	21
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	122	120
Edison International
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (d) (e)	805	720
5.25%, 3/15/2032	187	184
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (b)	105	105
Electricite de France SA (France) 6.38%, 1/13/2055 (a)	340	341
Emera US Finance LP (Canada)
3.55%, 6/15/2026	220	218
2.64%, 6/15/2031	299	266
4.75%, 6/15/2046	457	381
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	725	730
Enel Finance America LLC (Italy) 2.88%, 7/12/2041 (a)	250	175
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	460	471
2.50%, 7/12/2031 (a) (f)	579	516
Entergy Arkansas LLC
4.95%, 12/15/2044	106	96
5.75%, 6/1/2054	150	149
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	1,070	1,114
Entergy Louisiana LLC
5.15%, 9/15/2034	61	62
4.95%, 1/15/2045	302	269
5.70%, 3/15/2054	260	254
5.80%, 3/15/2055	450	448
Entergy Mississippi LLC
3.50%, 6/1/2051	56	38
5.80%, 4/15/2055	630	627
Entergy Texas, Inc.
5.15%, 6/1/2045	27	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.55%, 9/15/2054	85	81
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (b)	350	362
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,317	1,294
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	565	543
5.45%, 7/15/2044 (a)	98	94
4.55%, 4/1/2049 (a)	155	129
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	740	695
5.40%, 6/1/2033 (a)	576	586
5.65%, 5/9/2034 (a)	1,162	1,203
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	35
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	350	304
Monongahela Power Co. 5.85%, 2/15/2034 (a)	520	547
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (b)	1,245	1,249
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/2027	770	777
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	280	296
5.90%, 3/15/2055	740	737
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (b)	844	870
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	184	184
NRG Energy, Inc.
4.45%, 6/15/2029 (a)	576	570
7.00%, 3/15/2033 (a)	288	315
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	138
Pacific Gas and Electric Co.
5.55%, 5/15/2029	1,371	1,410
3.25%, 6/1/2031	570	523
6.15%, 1/15/2033	178	187
6.40%, 6/15/2033	26	28
4.50%, 7/1/2040	173	148
3.75%, 8/15/2042 (f)	515	376
4.60%, 6/15/2043	175	142
4.25%, 3/15/2046	164	123
3.95%, 12/1/2047	159	115
3.50%, 8/1/2050	400	262
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PacifiCorp 2.90%, 6/15/2052	242	143
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	250	266
PECO Energy Co. 2.80%, 6/15/2050	210	130
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	462	458
Public Service Co. of Colorado
2.70%, 1/15/2051	131	76
Series 39, 4.50%, 6/1/2052	113	92
Public Service Co. of Oklahoma 5.45%, 1/15/2036	1,290	1,306
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	71
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	154	152
5.25%, 3/15/2030	324	332
5.20%, 6/1/2034	772	768
Series 08-A, 5.95%, 2/1/2038	180	184
Series 13-A, 3.90%, 3/15/2043	642	492
Series C, 3.60%, 2/1/2045	54	39
5.70%, 3/1/2053	63	58
5.88%, 12/1/2053	24	23
5.90%, 3/1/2055	45	43
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	56	42
Union Electric Co.
5.20%, 4/1/2034	460	471
5.25%, 1/15/2054	205	189
Virginia Electric and Power Co.
Series D, 4.65%, 8/15/2043	210	185
2.45%, 12/15/2050	498	280
5.70%, 8/15/2053	180	177
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	314	311
6.95%, 10/15/2033 (a)	191	211
6.00%, 4/15/2034 (a)	392	408
5.70%, 12/30/2034 (a)	810	826
		33,071
Electrical Equipment — 0.3%
Eaton Corp. 4.15%, 11/2/2042	560	480
Regal Rexnord Corp.
6.05%, 4/15/2028	380	393
6.40%, 4/15/2033	153	163
		1,036
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — 0.2%
Electronic Arts, Inc. 2.95%, 2/15/2051	246	153
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	172	179
5.60%, 6/12/2034	486	504
		836
Financial Services — 0.5%
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (b)	122	124
Equitable Holdings, Inc. 4.57%, 2/15/2029 (a)	169	169
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	765	783
5.13%, 7/29/2029 (a)	585	603
NTT Finance Corp. (Japan) 5.50%, 7/16/2035 (a)	200	205
		1,884
Food Products — 1.9%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	682	714
5.38%, 1/9/2036 (a)	317	317
JBS USA Holding Lux SARL
3.00%, 5/15/2032	1,310	1,160
6.75%, 3/15/2034	174	191
5.50%, 1/15/2036 (a)	765	768
4.38%, 2/2/2052	5	4
6.38%, 4/15/2066 (a)	240	237
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	329	342
Mars, Inc.
4.60%, 3/1/2028 (a)	885	896
5.00%, 3/1/2032 (a)	390	398
5.20%, 3/1/2035 (a)	560	565
3.88%, 4/1/2039 (a)	220	190
5.65%, 5/1/2045 (a)	323	318
5.70%, 5/1/2055 (a)	710	692
5.80%, 5/1/2065 (a)	62	61
		6,853
Gas Utilities — 0.1%
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	361	242
Ground Transportation — 1.2%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	179
3.90%, 8/1/2046	66	52
3.05%, 2/15/2051	115	75
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	7

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
5.50%, 3/15/2055	500	486
Canadian Pacific Railway Co. (Canada)
4.95%, 8/15/2045	103	94
4.70%, 5/1/2048	341	299
3.50%, 5/1/2050	220	156
3.10%, 12/2/2051	630	410
Norfolk Southern Corp.
3.95%, 10/1/2042	62	51
4.45%, 6/15/2045	285	244
3.05%, 5/15/2050	231	151
2.90%, 8/25/2051	320	199
Uber Technologies, Inc.
4.50%, 8/15/2029 (a)	738	737
4.80%, 9/15/2034	580	573
5.35%, 9/15/2054	505	474
		4,180
Health Care Equipment & Supplies — 1.0%
Baxter International, Inc.
2.27%, 12/1/2028	325	305
2.54%, 2/1/2032	304	265
Solventum Corp. 5.45%, 3/13/2031	1,495	1,564
Zimmer Biomet Holdings, Inc.
5.20%, 9/15/2034	830	841
5.50%, 2/19/2035	735	758
		3,733
Health Care Providers & Services — 3.0%
Aetna, Inc.
6.75%, 12/15/2037	250	272
4.75%, 3/15/2044	131	110
Cardinal Health, Inc.
5.15%, 9/15/2035	346	344
5.75%, 11/15/2054	175	168
Cencora, Inc.
4.85%, 12/15/2029	165	169
2.80%, 5/15/2030	65	61
2.70%, 3/15/2031	409	375
4.25%, 3/1/2045	535	435
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	13	9
CVS Health Corp.
4.13%, 4/1/2040	776	650
5.88%, 6/1/2053	142	135
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Elevance Health, Inc.
4.63%, 5/15/2042	263	230
4.65%, 1/15/2043	398	346
HCA, Inc.
5.20%, 6/1/2028	403	413
5.63%, 9/1/2028	1,040	1,073
5.88%, 2/1/2029	403	420
4.13%, 6/15/2029	266	263
2.38%, 7/15/2031	75	66
5.50%, 3/1/2032	740	767
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	120	106
4.63%, 3/15/2052	558	443
5.95%, 9/15/2054	419	401
6.20%, 3/1/2055	110	109
Iowa Health System Series 2020, 3.67%, 2/15/2050	227	164
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	293	203
OhioHealth Corp. 2.30%, 11/15/2031	240	215
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	315	268
Quest Diagnostics, Inc. 5.00%, 12/15/2034	605	606
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	24
UnitedHealth Group, Inc.
5.35%, 2/15/2033	509	527
3.50%, 8/15/2039	160	130
2.75%, 5/15/2040	200	145
3.05%, 5/15/2041	106	78
2.90%, 5/15/2050	116	71
5.05%, 4/15/2053	250	219
5.38%, 4/15/2054	219	202
5.63%, 7/15/2054	250	238
6.05%, 2/15/2063	230	231
		10,688
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	1,230	1,030
3.55%, 3/15/2052	290	196
Healthpeak OP LLC 5.38%, 2/15/2035	220	222
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP
4.00%, 3/1/2028	90	90
3.00%, 1/15/2030	826	781
		2,319
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp. 6.00%, 5/1/2029 (a)	225	228
Marriott International, Inc. 5.50%, 4/15/2037	455	457
McDonald's Corp.
4.40%, 2/12/2031	630	632
3.63%, 9/1/2049	400	290
		1,607
Household Durables — 0.1%
MDC Holdings, Inc. 6.00%, 1/15/2043	345	314
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp. (The)
5.45%, 6/1/2028	359	368
5.80%, 3/15/2032	555	571
Calpine Corp.
4.50%, 2/15/2028 (a)	260	258
5.13%, 3/15/2028 (a)	250	250
4.63%, 2/1/2029 (a)	980	968
5.00%, 2/1/2031 (a)	759	753
Constellation Energy Generation LLC 5.60%, 6/15/2042	97	95
Southern Power Co.
5.25%, 7/15/2043	205	193
Series F, 4.95%, 12/15/2046	389	341
		3,797
Insurance — 1.7%
Athene Global Funding
5.03%, 7/17/2030 (a)	1,320	1,341
5.54%, 8/22/2035 (a)	490	488
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	152
Corebridge Global Funding 4.90%, 8/21/2032 (a)	361	362
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	98	83
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	284	281
Met Tower Global Funding 5.25%, 4/12/2029 (a)	965	998
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	405	416
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	390	300
New York Life Global Funding 1.20%, 8/7/2030 (a)	220	190
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	123	94
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	232	244
3.85%, 9/30/2047 (a)	144	109
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	212	223
Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039 (a)	630	714
		5,995
Interactive Media & Services — 0.6%
Alphabet, Inc. 1.90%, 8/15/2040	290	194
Meta Platforms, Inc.
4.45%, 8/15/2052	353	294
5.60%, 5/15/2053	215	212
5.40%, 8/15/2054	1,255	1,204
5.75%, 5/15/2063	114	114
5.55%, 8/15/2064	190	184
		2,202
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	420	410
Media — 1.8%
Charter Communications Operating LLC
6.38%, 10/23/2035	714	744
5.85%, 12/1/2035 (g)	80	80
3.50%, 6/1/2041	757	544
3.50%, 3/1/2042	111	79
4.80%, 3/1/2050	650	503
3.70%, 4/1/2051	263	169
Comcast Corp.
3.75%, 4/1/2040	73	61
2.80%, 1/15/2051	386	229
2.89%, 11/1/2051	1,420	850
2.94%, 11/1/2056	2,338	1,346
SES SA (Luxembourg) (EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (b) (h)	339	395
Time Warner Cable LLC
6.55%, 5/1/2037	500	518
5.88%, 11/15/2040	239	228
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	9

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.50%, 9/1/2041	980	885
4.50%, 9/15/2042	67	53
		6,684
Metals & Mining — 1.0%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (a)	425	388
5.75%, 4/5/2034 (a)	230	238
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	475	450
Glencore Funding LLC (Australia)
5.19%, 4/1/2030 (a)	220	226
6.38%, 10/6/2030 (a)	800	862
5.67%, 4/1/2035 (a)	1,330	1,361
		3,525
Multi-Utilities — 2.6%
Ameren Corp. 5.38%, 3/15/2035	915	930
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (b)	360	367
Consumers Energy Co.
4.50%, 1/15/2031	334	337
3.95%, 5/15/2043	355	290
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (d) (e)	450	441
5.45%, 3/15/2035	265	268
Series B, 3.30%, 4/15/2041	540	404
Series C, 4.90%, 8/1/2041	385	347
4.70%, 12/1/2044	311	267
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (b)	566	571
DTE Energy Co. 5.20%, 4/1/2030	1,100	1,134
Engie SA (France) 5.25%, 4/10/2029 (a)	280	288
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (b)	275	286
Puget Energy, Inc. 5.73%, 3/15/2035	791	805
Puget Sound Energy, Inc. 5.64%, 4/15/2041	280	278
San Diego Gas & Electric Co.
5.40%, 4/15/2035	790	810
5.35%, 4/1/2053	514	479
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (b)	270	274
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.37%, 4/1/2056 (b)	188	189
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	180	189
4.40%, 6/1/2043	200	169
3.95%, 10/1/2046	151	116
Series 21A, 3.15%, 9/30/2051	321	203
		9,442
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	88	79
Oil, Gas & Consumable Fuels — 12.0%
Antero Resources Corp. 5.38%, 3/1/2030 (a)	1,025	1,032
BG Energy Capital plc 5.13%, 10/15/2041 (a)	365	345
BP Capital Markets America, Inc. 3.06%, 6/17/2041	113	84
Buckeye Partners LP 5.60%, 10/15/2044	16	14
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027	459	464
3.70%, 11/15/2029	730	709
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,003	1,001
5.75%, 8/15/2034	790	811
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,037	1,036
Columbia Pipelines Holding Co. LLC
6.04%, 8/15/2028 (a)	268	280
5.10%, 10/1/2031 (a)	102	104
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	125	133
6.04%, 11/15/2033 (a)	486	514
ConocoPhillips Co. 5.70%, 9/15/2063	330	314
Coterra Energy, Inc. 5.90%, 2/15/2055	695	648
Diamondback Energy, Inc. 5.75%, 4/18/2054	248	230
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	760	739
4.38%, 6/15/2031 (a)	1,113	1,071
Enbridge, Inc. (Canada) 5.25%, 4/5/2027	920	935
Energy Transfer LP
6.00%, 2/1/2029 (a)	1,285	1,303
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (d) (e)	1,156	1,186
7.38%, 2/1/2031 (a)	210	220
5.70%, 4/1/2035	754	768
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (b)	1,045	1,038
Eni SpA (Italy)
5.70%, 10/1/2040 (a)	570	550
5.95%, 5/15/2054 (a)	605	587
Enterprise Products Operating LLC Series H, 6.65%, 10/15/2034	240	270
EQT Corp.
4.50%, 1/15/2029 (a)	370	369
6.38%, 4/1/2029 (a)	1,570	1,628
7.50%, 6/1/2030 (a)	259	285
4.75%, 1/15/2031 (a)	765	760
Expand Energy Corp.
5.38%, 2/1/2029	54	54
5.88%, 2/1/2029 (a)	398	400
6.75%, 4/15/2029 (a)	504	509
5.38%, 3/15/2030	1,270	1,283
4.75%, 2/1/2032	492	479
Exxon Mobil Corp.
3.00%, 8/16/2039	339	266
3.45%, 4/15/2051	400	282
Hess Corp.
6.00%, 1/15/2040	655	701
5.60%, 2/15/2041	410	416
Hess Midstream Operations LP
5.13%, 6/15/2028 (a)	745	743
6.50%, 6/1/2029 (a)	340	351
5.50%, 10/15/2030 (a)	573	576
Kinder Morgan Energy Partners LP
6.38%, 3/1/2041	350	366
4.70%, 11/1/2042	889	766
Kinder Morgan, Inc.
5.15%, 6/1/2030	270	278
3.25%, 8/1/2050	80	51
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,637	1,651
Marathon Petroleum Corp. 4.75%, 9/15/2044	129	109
MPLX LP
5.40%, 9/15/2035	1,050	1,037
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
5.95%, 4/1/2055	492	464
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	453	454
Northern Natural Gas Co.
4.30%, 1/15/2049 (a)	80	62
3.40%, 10/16/2051 (a)	161	106
Occidental Petroleum Corp. 4.63%, 6/15/2045	278	213
ONEOK Partners LP 6.20%, 9/15/2043	450	450
ONEOK, Inc.
5.38%, 6/1/2029	104	107
5.40%, 10/15/2035	255	253
5.60%, 4/1/2044	570	523
5.05%, 4/1/2045	94	81
Ovintiv, Inc.
6.25%, 7/15/2033	235	244
6.50%, 2/1/2038	47	48
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	650	653
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	451
2.15%, 1/15/2031	895	803
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028	460	460
4.50%, 5/15/2030	610	612
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (a)	507	477
6.88%, 9/19/2033 (a)	387	424
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	200	202
5.03%, 10/1/2029	900	911
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	471
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	211	201
5.28%, 9/10/2054	210	194
5.64%, 4/5/2064	260	249
TransCanada PipeLines Ltd. (Canada)
5.60%, 3/31/2034	210	215
6.10%, 6/1/2040	150	155
Transcanada Trust (Canada)
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (b)	930	931
(SOFR + 4.42%), 5.50%, 9/15/2079 (b)	645	635
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	431	413
6.25%, 1/15/2030 (a)	685	713
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	11

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.13%, 8/15/2031 (a)	150	141
Williams Cos., Inc. (The)
4.80%, 11/15/2029	970	987
5.30%, 9/30/2035	580	580
		43,629
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	30	27
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.
3.25%, 8/1/2042	200	151
3.70%, 3/15/2052	290	209
6.25%, 11/15/2053	305	323
5.55%, 2/22/2054	1,391	1,341
3.90%, 3/15/2062	200	142
5.65%, 2/22/2064	400	383
Eli Lilly & Co.
5.50%, 2/12/2055	300	296
5.65%, 10/15/2065	160	159
Merck & Co., Inc. 5.15%, 5/17/2063	90	82
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053	152	142
5.34%, 5/19/2063	884	805
Zoetis, Inc.
5.00%, 8/17/2035	430	428
4.70%, 2/1/2043	19	17
		4,478
Residential REITs — 0.5%
American Homes 4 Rent LP 4.95%, 6/15/2030	150	153
ERP Operating LP 4.95%, 6/15/2032	290	296
Essex Portfolio LP 1.70%, 3/1/2028	340	320
UDR, Inc.
4.40%, 1/26/2029	172	172
5.13%, 9/1/2034	760	763
		1,704
Retail REITs — 0.6%
NNN REIT, Inc.
3.10%, 4/15/2050	400	253
3.50%, 4/15/2051	300	205
3.00%, 4/15/2052	250	153
Realty Income Corp.
3.25%, 1/15/2031	370	350
5.13%, 7/6/2034	570	736
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Retail REITs — continued
5.13%, 4/15/2035	150	151
Regency Centers LP 2.95%, 9/15/2029	322	307
		2,155
Semiconductors & Semiconductor Equipment — 2.5%
Broadcom, Inc.
4.55%, 2/15/2032	140	139
4.90%, 7/15/2032	635	643
3.42%, 4/15/2033 (a)	1,113	1,014
3.47%, 4/15/2034 (a)	710	637
5.20%, 7/15/2035	305	308
3.14%, 11/15/2035 (a)	848	717
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	250	260
Intel Corp. 4.25%, 12/15/2042	595	476
Marvell Technology, Inc.
5.75%, 2/15/2029	1,430	1,492
4.75%, 7/15/2030	70	71
2.95%, 4/15/2031	58	53
5.95%, 9/15/2033	984	1,042
5.45%, 7/15/2035	511	520
Micron Technology, Inc.
5.88%, 2/9/2033	540	567
6.05%, 11/1/2035	870	914
NXP BV (Netherlands) 2.65%, 2/15/2032	434	382
		9,235
Software — 1.8%
Microsoft Corp.
2.53%, 6/1/2050	570	348
2.50%, 9/15/2050	360	219
Oracle Corp.
3.60%, 4/1/2040	220	174
3.65%, 3/25/2041	850	665
4.00%, 11/15/2047	141	107
3.60%, 4/1/2050	674	461
3.95%, 3/25/2051	215	155
5.38%, 9/27/2054	190	169
4.38%, 5/15/2055	615	468
6.00%, 8/3/2055	1,915	1,871
Roper Technologies, Inc.
4.45%, 9/15/2030	255	256
4.75%, 2/15/2032	130	131
Salesforce, Inc. 2.70%, 7/15/2041	425	306
Synopsys, Inc.
4.85%, 4/1/2030	430	439
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
5.00%, 4/1/2032	320	326
5.70%, 4/1/2055	270	265
		6,360
Specialized REITs — 0.8%
Crown Castle, Inc.
3.65%, 9/1/2027	421	416
5.00%, 1/11/2028	361	366
5.60%, 6/1/2029	600	623
3.10%, 11/15/2029	184	175
Extra Space Storage LP
4.00%, 6/15/2029	347	343
5.50%, 7/1/2030	398	416
5.90%, 1/15/2031	400	425
4.95%, 1/15/2033	160	160
		2,924
Specialty Retail — 0.4%
Home Depot, Inc. (The)
3.30%, 4/15/2040	130	104
5.40%, 9/15/2040	210	213
3.35%, 4/15/2050	210	146
2.38%, 3/15/2051	189	107
Lowe's Cos., Inc. 2.80%, 9/15/2041	1,200	841
		1,411
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.95%, 9/11/2049	915	608
2.65%, 2/8/2051	187	115
2.70%, 8/5/2051	520	321
2.80%, 2/8/2061	153	89
		1,133
Tobacco — 3.0%
Altria Group, Inc.
4.50%, 8/6/2030	810	810
2.45%, 2/4/2032	720	627
5.63%, 2/6/2035	590	606
3.40%, 2/4/2041	607	455
BAT Capital Corp. (United Kingdom)
5.83%, 2/20/2031	56	59
5.35%, 8/15/2032	1,210	1,245
5.63%, 8/15/2035	254	261
3.73%, 9/25/2040	763	610
7.08%, 8/2/2043	466	517
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — continued
4.54%, 8/15/2047	280	227
Imperial Brands Finance plc (United Kingdom)
5.50%, 2/1/2030 (a)	1,210	1,253
5.88%, 7/1/2034 (a)	830	858
Japan Tobacco, Inc. (Japan) 5.85%, 6/15/2035 (a)	580	613
Philip Morris International, Inc.
4.75%, 11/1/2031	1,505	1,527
5.38%, 2/15/2033	1,167	1,208
3.88%, 8/21/2042	116	94
		10,970
Water Utilities — 0.1%
American Water Capital Corp. 5.70%, 9/1/2055	210	207
Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	916	860
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,413	1,338
3.38%, 4/15/2029	548	531
3.88%, 4/15/2030	620	607
5.13%, 5/15/2032	544	557
6.70%, 12/15/2033	868	960
3.30%, 2/15/2051	675	443
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	205	196
		5,492
Total Corporate Bonds (Cost $335,328)		337,231
Asset-Backed Securities — 0.5%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	60	60
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	83	81
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	135	132
Series 2016-1, Class A, 4.10%, 1/15/2028	220	214
Series 2016-3, Class A, 3.25%, 10/15/2028	63	60
Series 2017-1, Class AA, 3.65%, 2/15/2029	532	516
Series 2017-2, Class A, 3.60%, 10/15/2029	62	59
Series 2021-1, Class B, 3.95%, 7/11/2030	50	48
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032	119	105
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	13

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust Series 2024-1, Class A, 5.88%, 2/15/2037	468	476
Total Asset-Backed Securities (Cost $1,732)		1,751
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bonds
4.75%, 2/15/2045	1,460	1,438
3.63%, 5/15/2053	105	84
Total U.S. Treasury Obligations (Cost $1,523)		1,522
Loan Assignments — 0.3% (b) (i)
Electrical Equipment — 0.3%
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.10%, 8/12/2032 (Cost $1,002)	1,000	999
Municipal Bonds — 0.1% (j)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $326)	320	255
	SHARES (000)
Short-Term Investments — 4.5%
Investment Companies — 4.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (k) (l) (Cost $15,342)	15,338	15,345
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 4.19%, 12/2/2025 (m) (n) (Cost $1,119)	1,131	1,120
Total Short-Term Investments (Cost $16,461)		16,465
Total Investments — 98.7% (Cost $356,372)		358,223
Other Assets in Excess of Liabilities — 1.3%		4,655
NET ASSETS — 100.0%		362,878

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $4,102 or 1.13% of the Fund’s
net assets as of August 31, 2025.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	August 31, 2025

(m)	The rate shown is the effective yield as of August 31, 2025.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	71	09/08/2025	EUR	9,988	(75)
Euro-Bund	12	09/08/2025	EUR	1,818	— (a)
Short-Term Euro-BTP	448	09/08/2025	EUR	56,460	(102)
Australia 10 Year Bond	94	09/15/2025	AUD	6,995	52
U.S. Treasury 10 Year Note	43	12/19/2025	USD	4,838	25
U.S. Treasury Long Bond	134	12/19/2025	USD	15,310	4
U.S. Treasury Ultra Bond	111	12/19/2025	USD	12,921	(71)
Long Gilt	31	12/29/2025	GBP	3,793	(3)
U.S. Treasury 2 Year Note	111	12/31/2025	USD	23,153	31
U.S. Treasury 5 Year Note	68	12/31/2025	USD	7,446	40
					(99)
Short Contracts
Euro-Bobl	(39)	09/08/2025	EUR	(5,360)	— (a)
Euro-Buxl 30 Year Bond	(26)	09/08/2025	EUR	(3,458)	196
Euro-OAT	(63)	09/08/2025	EUR	(8,987)	157
Euro-Schatz	(277)	09/08/2025	EUR	(34,696)	104
Australia 3 Year Bond	(95)	09/15/2025	AUD	(6,673)	(14)
U.S. Treasury 10 Year Note	(8)	12/19/2025	USD	(900)	(5)
U.S. Treasury 10 Year Ultra Note	(78)	12/19/2025	USD	(8,925)	(35)
U.S. Treasury Long Bond	(2)	12/19/2025	USD	(229)	(1)
U.S. Treasury Ultra Bond	(18)	12/19/2025	USD	(2,095)	10
U.S. Treasury 5 Year Note	(199)	12/31/2025	USD	(21,791)	(88)
					324
					225

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	15

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	280	USD	327	HSBC Bank, NA	9/3/2025	— (a)
USD	43	GBP	32	Morgan Stanley	9/3/2025	— (a)
Total unrealized appreciation						— (a)
USD	1,450	EUR	1,265	HSBC Bank, NA	9/3/2025	(30)
USD	75	GBP	57	TD Bank Financial Group	9/3/2025	(2)
USD	1,152	EUR	985	Morgan Stanley	10/3/2025	(3)
USD	119	GBP	89	HSBC Bank, NA	10/3/2025	— (a)
Total unrealized depreciation						(35)
Net unrealized depreciation						(35)

Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	August 31, 2025

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 74.8%
Angola — 1.2%
Republic of Angola
9.50%, 11/12/2025 (a)	2,600	2,611
8.25%, 5/9/2028 (a)	1,292	1,271
8.00%, 11/26/2029 (a)	1,500	1,419
8.75%, 4/14/2032 (a)	2,600	2,391
9.13%, 11/26/2049 (a)	3,502	2,836
		10,528
Argentina — 2.7%
Argentine Republic
0.75%, 7/9/2030 (b)	5,760	4,349
4.12%, 7/9/2035 (b)	16,948	10,745
0.00%, 12/15/2035 (c)	14,000	385
5.00%, 1/9/2038 (b)	1,021	688
3.50%, 7/9/2041 (b)	9,128	5,331
4.12%, 7/9/2046 (b)	2,482	1,519
		23,017
Azerbaijan — 0.1%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	850	787
Bahamas — 0.7%
Commonwealth of the Bahamas
8.95%, 10/15/2032 (a)	2,445	2,624
8.25%, 6/24/2036 (d)	3,748	3,870
		6,494
Bahrain — 2.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	1,460	1,523
6.75%, 9/20/2029 (a)	9,506	9,850
5.45%, 9/16/2032 (a)	4,787	4,617
5.25%, 1/25/2033 (a)	2,200	2,099
		18,089
Barbados — 0.5%
Barbados Government Bond 8.00%, 6/26/2035 (d)	4,258	4,296
Benin — 0.3%
Benin Government Bond
7.96%, 2/13/2038 (d)	220	216
7.96%, 2/13/2038 (a)	2,405	2,360
		2,576
Bosnia And Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond 5.50%, 7/17/2030 (d)	EUR951	1,149
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Brazil — 3.1%
Federative Republic of Brazil
3.75%, 9/12/2031	6,039	5,547
6.00%, 10/20/2033	5,920	5,956
8.25%, 1/20/2034	4,966	5,738
6.63%, 3/15/2035	1,425	1,459
4.75%, 1/14/2050	7,800	5,608
7.13%, 5/13/2054	2,250	2,187
		26,495
Bulgaria — 0.5%
Bulgaria Government Bond
3.38%, 7/18/2035 (a)	EUR1,000	1,150
4.13%, 7/18/2045 (a)	EUR1,200	1,363
Republic of Bulgaria 5.00%, 3/5/2037 (a)	1,900	1,868
		4,381
Chile — 0.3%
Republic of Chile 2.55%, 1/27/2032	3,100	2,742
Colombia — 2.9%
Republic of Colombia
3.00%, 1/30/2030	1,000	891
3.13%, 4/15/2031	2,590	2,216
10.38%, 1/28/2033	963	1,151
8.00%, 11/14/2035	3,000	3,154
5.20%, 5/15/2049	1,800	1,319
4.13%, 5/15/2051	14,689	9,302
8.75%, 11/14/2053	6,902	7,302
		25,335
Costa Rica — 1.2%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	1,105	1,149
5.63%, 4/30/2043 (a)	348	318
7.00%, 4/4/2044 (a)	2,000	2,081
7.16%, 3/12/2045 (a)	3,260	3,415
7.30%, 11/13/2054 (d)	907	962
7.30%, 11/13/2054 (a)	2,712	2,877
		10,802
Dominican Republic — 2.6%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	678	688
6.00%, 7/19/2028 (a)	2,222	2,277
4.50%, 1/30/2030 (a)	4,800	4,644
7.05%, 2/3/2031 (a)	1,810	1,934
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	17

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic—continued
4.88%, 9/23/2032 (a)	3,860	3,646
6.60%, 6/1/2036 (d)	800	824
7.15%, 2/24/2055 (d)	1,957	2,029
5.88%, 1/30/2060 (a)	7,051	6,088
		22,130
Ecuador — 1.6%
Republic of Ecuador
6.90%, 7/31/2030 (a) (b)	1,090	982
6.90%, 7/31/2035 (a) (b)	12,805	9,668
5.00%, 7/31/2040 (a) (b)	4,642	3,026
		13,676
Egypt — 3.6%
Arab Republic of Egypt
HB, 24.46%, 10/1/2027	EGP116,600	2,431
HB, 22.58%, 1/7/2028	EGP274,190	5,572
HB, 21.33%, 5/6/2028	EGP118,000	2,322
8.63%, 2/4/2030 (d)	5,444	5,596
5.88%, 2/16/2031 (a)	3,210	2,878
7.05%, 1/15/2032 (a)	500	465
8.50%, 1/31/2047 (a)	4,271	3,544
7.90%, 2/21/2048 (a)	5,436	4,271
8.88%, 5/29/2050 (a)	1,450	1,235
8.75%, 9/30/2051 (a)	2,050	1,738
7.50%, 2/16/2061 (a)	1,100	816
		30,868
El Salvador — 0.8%
Republic of El Salvador
0.25%, 4/17/2030 (d)	4,250	91
9.25%, 4/17/2030 (a)	1,682	1,807
7.12%, 1/20/2050 (a)	3,571	2,989
9.50%, 7/15/2052 (a)	1,700	1,757
		6,644
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	321	280
Gabon — 0.2%
Gabonese Republic
9.50%, 2/18/2029 (a)	1,000	928
6.63%, 2/6/2031 (a)	980	801
		1,729
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ghana — 1.0%
Republic of Ghana
Zero Coupon, 7/3/2026 (d)	288	277
5.00%, 7/3/2029 (b) (d)	956	914
Zero Coupon, 1/3/2030 (d)	851	713
5.00%, 7/3/2035 (b) (d)	2,124	1,734
5.00%, 7/3/2035 (a) (b)	6,600	5,387
		9,025
Guatemala — 2.1%
Republic of Guatemala
4.90%, 6/1/2030 (d)	1,424	1,415
4.90%, 6/1/2030 (a)	3,792	3,768
5.38%, 4/24/2032 (a)	600	599
3.70%, 10/7/2033 (a)	2,736	2,382
6.25%, 8/15/2036 (d)	1,338	1,370
6.55%, 2/6/2037 (a)	3,400	3,522
6.13%, 6/1/2050 (a)	2,594	2,414
6.88%, 8/15/2055 (d)	2,450	2,459
		17,929
Honduras — 0.3%
Republic of Honduras 8.63%, 11/27/2034 (d)	2,120	2,259
Hungary — 1.9%
Hungary Government Bond
2.13%, 9/22/2031 (a)	5,970	5,076
5.50%, 6/16/2034 (a)	2,800	2,807
5.50%, 3/26/2036 (a)	1,849	1,817
3.13%, 9/21/2051 (d)	1,394	840
3.13%, 9/21/2051 (a)	7,115	4,287
6.75%, 9/25/2052 (d)	386	404
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (d)	820	845
		16,076
Indonesia — 1.9%
Republic of Indonesia
4.75%, 2/11/2029	3,200	3,255
8.50%, 10/12/2035 (a)	3,100	3,935
6.63%, 2/17/2037 (a)	3,195	3,591
3.05%, 3/12/2051	5,143	3,378
5.10%, 2/10/2054	1,400	1,309
5.15%, 9/10/2054	1,400	1,319
		16,787
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Iraq — 0.1%
Republic of Iraq 5.80%, 1/15/2028 (a)	1,062	1,055
Ivory Coast — 1.2%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	4,040	4,082
8.08%, 4/1/2036 (d)	1,343	1,331
8.25%, 1/30/2037 (d)	5,399	5,364
		10,777
Jordan — 0.6%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	600	598
7.50%, 1/13/2029 (a)	2,000	2,084
7.38%, 10/10/2047 (a)	3,200	2,968
		5,650
Kenya — 1.4%
Republic of Kenya
9.75%, 2/16/2031 (a)	6,110	6,429
8.00%, 5/22/2032 (a)	4,430	4,294
6.30%, 1/23/2034 (a)	1,800	1,516
		12,239
Lebanon — 0.5%
Lebanese Republic
6.38%, 3/9/2020 (a) (e)	12,567	2,457
6.15%, 6/19/2020 (a) (e)	720	141
6.85%, 3/23/2027 (a) (e)	2,184	427
6.65%, 11/3/2028 (a) (e)	5,056	993
6.65%, 2/26/2030 (a) (e)	1,456	286
		4,304
Mexico — 2.0%
Mex Bonos Desarr Fix Rt 8.50%, 2/28/2030	MXN70,500	3,796
United Mexican States
6.35%, 2/9/2035	6,153	6,368
6.34%, 5/4/2053	793	732
6.40%, 5/7/2054	5,195	4,821
7.38%, 5/13/2055	1,430	1,495
		17,212
Mongolia — 0.2%
State of Mongolia
3.50%, 7/7/2027 (a)	1,300	1,237
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mongolia—continued
8.65%, 1/19/2028 (a)	200	211
4.45%, 7/7/2031 (a)	400	354
		1,802
Montenegro — 0.4%
Republic of Montenegro 7.25%, 3/12/2031 (d)	3,427	3,613
Morocco — 1.1%
Kingdom of Morocco
5.95%, 3/8/2028 (d)	2,380	2,461
5.95%, 3/8/2028 (a)	2,200	2,275
4.00%, 12/15/2050 (a)	6,504	4,563
		9,299
Namibia — 0.2%
Republic of Namibia 5.25%, 10/29/2025 (a)	1,500	1,493
Nigeria — 2.4%
Federal Republic of Nigeria
6.13%, 9/28/2028 (a)	2,435	2,390
7.14%, 2/23/2030 (a)	7,700	7,631
7.38%, 9/28/2033 (a)	4,220	3,961
10.38%, 12/9/2034 (d)	1,200	1,314
7.70%, 2/23/2038 (a)	1,985	1,806
7.63%, 11/28/2047 (a)	4,029	3,359
		20,461
Oman — 2.2%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	11,200	11,452
6.50%, 3/8/2047 (a)	4,259	4,478
7.00%, 1/25/2051 (a)	2,700	2,976
		18,906
Pakistan — 1.2%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (a)	700	700
6.88%, 12/5/2027 (a)	3,695	3,641
7.38%, 4/8/2031 (a)	5,037	4,754
8.88%, 4/8/2051 (a)	1,800	1,585
		10,680
Panama — 1.4%
Republic of Panama
2.25%, 9/29/2032	2,960	2,342
6.88%, 1/31/2036	2,800	2,883
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	19

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Panama—continued
8.00%, 3/1/2038	1,800	1,990
4.30%, 4/29/2053	4,200	2,881
4.50%, 1/19/2063	2,600	1,776
		11,872
Paraguay — 1.9%
Republic of Paraguay
7.90%, 2/9/2031 (d)	PYG9,621,000	1,245
4.95%, 4/28/2031 (a)	2,390	2,391
3.85%, 6/28/2033 (a)	400	368
5.85%, 8/21/2033 (d)	3,490	3,609
6.00%, 2/9/2036 (d)	640	665
5.60%, 3/13/2048 (a)	4,900	4,473
5.40%, 3/30/2050 (a)	4,116	3,623
		16,374
Peru — 2.7%
Bonos de la Tesoreria 6.85%, 8/12/2035 (a)	PEN28,830	8,476
Republic of Peru
3.00%, 1/15/2034	4,150	3,561
5.38%, 2/8/2035	10,914	11,045
		23,082
Philippines — 1.2%
Republic of Philippines
4.63%, 7/17/2028	1,210	1,227
3.56%, 9/29/2032	1,800	1,691
5.95%, 10/13/2047	2,700	2,849
5.50%, 1/17/2048	1,478	1,478
5.90%, 2/4/2050	2,800	2,917
		10,162
Poland — 1.4%
Republic of Poland
5.75%, 11/16/2032	1,527	1,615
4.88%, 10/4/2033	1,933	1,935
5.50%, 4/4/2053	690	646
5.50%, 3/18/2054	8,572	8,040
		12,236
Romania — 3.1%
Romania Government Bond
3.00%, 2/27/2027 (a)	4,230	4,119
3.63%, 3/27/2032 (a)	3,100	2,725
7.13%, 1/17/2033 (d)	500	531
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Romania—continued
6.38%, 1/30/2034 (d)	2,044	2,047
6.38%, 1/30/2034 (a)	2,142	2,145
6.00%, 5/25/2034 (a)	1,430	1,400
5.75%, 3/24/2035 (d)	4,862	4,614
6.63%, 5/16/2036 (d)	2,600	2,599
7.50%, 2/10/2037 (d)	3,760	3,993
7.63%, 1/17/2053 (a)	2,344	2,442
		26,615
Saudi Arabia — 3.0%
Kingdom of Saudi Arabia
4.75%, 1/16/2030 (d)	6,500	6,596
4.50%, 4/17/2030 (a)	9,420	9,494
5.50%, 10/25/2032 (a)	3,800	3,986
2.25%, 2/2/2033 (d)	3,047	2,583
5.00%, 1/16/2034 (d)	1,200	1,216
4.63%, 10/4/2047 (a)	2,180	1,843
		25,718
Senegal — 0.4%
Republic of Senegal 6.25%, 5/23/2033 (a)	5,245	3,891
Serbia — 0.5%
Republic of Serbia
6.50%, 9/26/2033 (d)	800	850
6.50%, 9/26/2033 (a)	3,565	3,788
		4,638
South Africa — 2.6%
Republic of South Africa
4.30%, 10/12/2028	1,950	1,899
4.85%, 9/30/2029	2,115	2,064
8.88%, 2/28/2035	ZAR78,055	4,222
6.25%, 3/8/2041	3,600	3,197
5.00%, 10/12/2046	6,928	4,871
5.75%, 9/30/2049	3,655	2,774
7.30%, 4/20/2052	3,880	3,548
		22,575
Sri Lanka — 1.0%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (d)	1,485	1,413
3.10%, 1/15/2030 (a) (b)	800	736
3.35%, 3/15/2033 (b) (d)	4,704	3,910
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sri Lanka—continued
3.60%, 6/15/2035 (a) (b)	902	645
3.60%, 5/15/2036 (b) (d)	2,204	1,846
		8,550
Suriname — 0.1%
Suriname Government International Bond 9.00%, 12/31/2050 (a) (c)	600	695
Trinidad And Tobago — 0.5%
Republic of Trinidad and Tobago
4.50%, 6/26/2030 (a)	3,200	3,060
5.95%, 1/14/2031 (d)	1,340	1,350
		4,410
Turkey — 5.3%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (d)	3,064	3,343
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY747,855	18,043
9.88%, 1/15/2028	5,720	6,268
5.25%, 3/13/2030	450	436
9.13%, 7/13/2030	5,200	5,853
7.63%, 5/15/2034	2,454	2,579
4.88%, 4/16/2043	9,615	7,004
5.75%, 5/11/2047	3,200	2,479
		46,005
Ukraine — 1.4%
Ukraine Government Bond
4.50%, 2/1/2029 (a) (b)	1,105	715
0.00%, 2/1/2030 (b) (d)	742	375
4.50%, 2/1/2034 (b) (d)	817	439
4.50%, 2/1/2034 (a) (b)	3,600	1,935
4.50%, 2/1/2035 (b) (d)	2,152	1,146
0.00%, 2/1/2036 (a) (b)	3,200	1,648
4.50%, 2/1/2036 (b) (d)	1,651	871
4.50%, 2/1/2036 (a) (b)	3,794	2,001
7.75%, 8/1/2041 (a) (c)	3,542	2,710
		11,840
United Arab Emirates — 0.2%
United Arab Emirates Government Bond 3.63%, 3/10/2033 (a)	1,600	1,409
Uruguay — 1.2%
Oriental Republic of Uruguay
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Uruguay—continued
7.63%, 3/21/2036	4,832	5,803
5.25%, 9/10/2060	5,000	4,541
		10,344
Uzbekistan — 0.4%
Republic of Uzbekistan 3.70%, 11/25/2030 (a)	4,000	3,652
Venezuela, Bolivarian Republic of — 0.5%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (e)	1,900	403
8.25%, 10/13/2024 (a) (e)	2,590	499
7.65%, 4/21/2025 (a) (e)	3,213	621
11.75%, 10/21/2026 (a) (e)	3,270	756
9.25%, 5/7/2028 (a) (e)	1,415	306
11.95%, 8/5/2031 (a) (e)	3,688	821
7.00%, 3/31/2038 (a) (e)	4,707	973
		4,379
Zambia — 0.8%
Republic of Zambia
5.75%, 6/30/2033 (a) (b)	707	659
0.50%, 12/31/2053 (a)	6,357	4,236
0.50%, 12/31/2053 (d)	3,741	2,493
		7,388
Total Foreign Government Securities (Cost $624,531)		647,420
Corporate Bonds — 21.1%
Azerbaijan — 0.1%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	500	505
Bahrain — 0.5%
Bapco Energies BSC Closed 8.38%, 11/7/2028 (a)	4,200	4,480
Brazil — 1.3%
Braskem Netherlands Finance BV
4.50%, 1/10/2028 (a)	500	386
4.50%, 1/31/2030 (a)	1,400	981
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.22%), 8.50%, 1/23/2081 (a) (f)	982	732
FS Luxembourg SARL 8.88%, 2/12/2031 (d)	1,442	1,512
Guara Norte SARL 5.20%, 6/15/2034 (d)	2,121	2,044
MV24 Capital BV 6.75%, 6/1/2034 (a)	1,391	1,364
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	21

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Brazil — continued
Raizen Fuels Finance SA 6.45%, 3/5/2034 (d)	1,486	1,444
Yinson Bergenia Production BV 8.50%, 1/31/2045 (d)	890	933
Yinson Boronia Production BV 8.95%, 7/31/2042 (d)	1,494	1,630
		11,026
Chile — 2.0%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (d)	1,405	1,103
ATP Tower Holdings 7.88%, 2/3/2030 (d)	1,200	1,221
Banco de Credito e Inversiones SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.94%), 8.75%, 5/8/2029 (a) (f) (g) (h) (i)	400	432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.77%), 7.50%, 12/12/2034 (d) (f) (g) (h) (i)	500	520
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	400	375
5.13%, 2/2/2033 (d)	443	437
5.13%, 2/2/2033 (a)	1,400	1,380
6.44%, 1/26/2036 (d)	927	981
6.15%, 10/24/2036 (a)	1,200	1,234
4.50%, 8/1/2047 (a)	4,371	3,422
6.30%, 9/8/2053 (d)	2,261	2,229
Empresa de los Ferrocarriles del Estado, 3.07%, 8/18/2050 (d)	1,271	774
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/2047 (a)	770	687
Empresa Nacional del Petroleo
3.45%, 9/16/2031 (d)	399	359
5.95%, 7/30/2034 (d)	1,100	1,133
4.50%, 9/14/2047 (a)	700	570
GNL Quintero SA 4.63%, 7/31/2029 (a)	289	289
		17,146
Colombia — 1.3%
AI Candelaria -Spain- SA
7.50%, 12/15/2028 (a)	556	554
5.75%, 6/15/2033 (d)	2,060	1,807
Colombia Telecomunicaciones SA ESP 4.95%, 7/17/2030 (a)	2,602	2,372
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colombia — continued
Ecopetrol SA 8.63%, 1/19/2029	4,395	4,761
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	2,210	2,028
		11,522
Costa Rica — 0.2%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (d)	1,180	1,233
6.38%, 5/15/2043 (a)	802	743
		1,976
El Salvador — 0.1%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 1/24/2033 (d)	952	974
Guatemala — 0.1%
CT Trust 5.13%, 2/3/2032 (a)	800	754
Hong Kong — 0.0% ^
FWD Group Holdings Ltd. 8.40%, 4/5/2029 (a)	300	308
India — 0.5%
Azure Power Energy Ltd. 3.58%, 8/19/2026 (a)	172	168
Greenko Dutch BV 3.85%, 3/29/2026 (d)	1,586	1,567
Greenko Power II Ltd. 4.30%, 12/13/2028 (d)	1,496	1,421
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (a) (f) (g) (h) (i)	1,475	1,444
		4,600
Indonesia — 0.6%
Pertamina Persero PT
3.10%, 1/21/2030 (a)	1,200	1,131
6.50%, 5/27/2041 (a)	1,086	1,160
4.70%, 7/30/2049 (a)	1,660	1,401
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.25%, 5/15/2047 (a)	1,435	1,291
4.00%, 6/30/2050 (d)	730	535
		5,518
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Jamaica — 0.2%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (d)	1,403	1,434
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (d)	400	412
		1,846
Macau — 0.1%
Studio City Finance Ltd. 5.00%, 1/15/2029 (a)	400	379
Mexico — 6.9%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (f) (g) (h) (i)	1,200	1,217
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (d) (f) (g) (h) (i)	901	944
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	400	400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (d) (f)	1,720	1,671
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (f) (g)	1,000	975
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 8.45%, 6/29/2038 (a) (f) (g)	1,200	1,303
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (d) (f) (h) (i)	1,374	1,415
Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	1,819	1,882
Comision Federal de Electricidad
3.35%, 2/9/2031 (a)	1,000	892
3.35%, 2/9/2031 (d)	2,719	2,425
4.68%, 2/9/2051 (d)	642	457
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (d)	1,538	1,581
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	600	586
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico — continued
5.50%, 10/31/2046 (a)	2,100	1,784
Petroleos Mexicanos
6.88%, 10/16/2025	1,500	1,499
6.50%, 3/13/2027	1,129	1,134
5.35%, 2/12/2028	3,200	3,135
8.75%, 6/2/2029	3,109	3,292
6.84%, 1/23/2030	4,000	3,976
5.95%, 1/28/2031	3,800	3,561
6.70%, 2/16/2032	2,800	2,685
6.63%, 6/15/2035	5,000	4,515
6.35%, 2/12/2048	1,600	1,198
7.69%, 1/23/2050	15,680	13,371
Saavi Energia SARL 8.88%, 2/10/2035 (d)	2,453	2,607
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (a)	1,669	1,600
		60,105
Morocco — 0.9%
OCP SA
6.10%, 4/30/2030 (d)	2,013	2,073
5.13%, 6/23/2051 (a)	5,000	3,939
7.50%, 5/2/2054 (d)	1,246	1,288
		7,300
Oman — 0.3%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (d)	2,240	2,338
Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (d)	5,688	4,553
Peru — 1.1%
Corp. Financiera de Desarrollo SA
2.40%, 9/28/2027 (a)	1,700	1,617
5.50%, 5/6/2030 (d)	1,190	1,216
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (d)	2,640	2,637
Peru LNG Srl, 5.38%, 3/22/2030 (a)	1,950	1,854
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	2,824	1,922
		9,246
Poland — 0.5%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028 (d)	1,300	1,372
5.38%, 5/22/2033 (d)	2,670	2,731
		4,103
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	23

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Russia — 0.0% ^
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 ‡ (a) (e)	3,090	—
Saudi Arabia — 0.2%
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (d)	1,820	1,933
South Africa — 0.3%
Eskom Holdings 6.35%, 8/10/2028 (a)	2,900	2,962
Trinidad And Tobago — 0.2%
Trinidad Generation UnLtd. 7.75%, 6/16/2033 (d)	1,770	1,856
Turkey — 1.2%
Akbank TAS (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 9.37%, 3/14/2029 (a) (f) (g) (h) (i)	1,000	1,048
TC Ziraat Bankasi A/S (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 8.99%, 8/2/2034 (d) (f) (g)	3,420	3,599
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028 (a)	700	699
Turkiye Garanti Bankasi A/S (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.09%), 8.38%, 2/28/2034 (a) (f)	1,500	1,555
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (a)	2,000	2,113
WE Soda Investments Holding plc 9.50%, 10/6/2028 (a)	1,030	1,079
		10,093
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (d)	1,044	837
United Arab Emirates — 1.1%
Adnoc Murban Rsc Ltd. 5.13%, 9/11/2054 (d)	3,600	3,370
DP World Ltd.
6.85%, 7/2/2037 (a)	1,600	1,814
5.63%, 9/25/2048 (a)	1,708	1,648
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (d)	1,465	1,388
2.88%, 11/7/2029 (a)	400	379
2.50%, 6/3/2031 (a)	800	721
5.50%, 4/28/2033 (a)	400	422
		9,742
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Uzbekistan — 0.5%
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028 (d)	453	469
Navoiyuran State Enterprise 6.70%, 7/2/2030 (d)	2,000	2,003
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	1,600	1,509
		3,981
Venezuela, Bolivarian Republic of — 0.3%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (e)	825	792
9.00%, 11/17/2021 (a) (e)	1,510	234
6.00%, 11/15/2026 (a) (e)	3,900	587
5.38%, 4/12/2027 (a) (e)	5,758	866
9.75%, 5/17/2035 (a) (e)	2,500	426
		2,905
Total Corporate Bonds (Cost $184,085)		182,988
U.S. Treasury Obligations — 0.4%
United States — 0.4%
U.S. Treasury Notes, 4.00%, 12/15/2025 (j) (Cost $3,544)	3,546	3,545
	SHARES (000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (k) (l) (Cost $26,220)	26,212	26,223
Total Investments — 99.3% (Cost $838,380)		860,176
Other Assets in Excess of Liabilities — 0.7%		6,151
NET ASSETS — 100.0%		866,327

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CJSC	Closed Joint Stock Company
EGP	Egyptian Pound
EUR	Euro
GMTN	Global Medium Term Note
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	August 31, 2025

HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JSC	Joint Stock Company
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PT	Limited liability company
PYG	Paraguay Guarani
TRY	Turkish Lira
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Defaulted security.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $11,482 or 1.33% of the Fund’s
net assets as of August 31, 2025.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	1,137	12/31/2025	USD	124,502	513

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	25

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
MXN	19,505	USD	1,033	Goldman Sachs International	9/25/2025	10
USD	4,394	ZAR	77,356	Barclays Bank plc	9/25/2025	15
EGP	398,188	USD	6,989	Goldman Sachs International**	3/12/2026	564
Total unrealized appreciation						589
USD	1,113	EUR	951	HSBC Bank, NA	9/25/2025	— (a)
USD	4,926	MXN	92,425	Goldman Sachs International	9/25/2025	(15)
USD	2,952	EGP	156,267	BNP Paribas**	3/12/2026	(12)
USD	2,131	EGP	129,557	Goldman Sachs International**	3/12/2026	(327)
Total unrealized depreciation						(354)
Net unrealized appreciation						235

Abbreviations
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.43-V1	1.00	Quarterly	6/20/2030	1.45	USD 16,940	393	(101)	292
CDX.NA.EM.43-V1	1.00	Quarterly	6/20/2030	1.45	USD 27,165	680	(211)	469
						1,073	(312)	761

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	August 31, 2025

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 59.9%
Australia — 0.5%
Glencore Funding LLC
6.38%, 10/6/2030 (a)	410	442
2.85%, 4/27/2031 (a)	7,500	6,838
5.63%, 4/4/2034 (a)	4,771	4,895
5.67%, 4/1/2035 (a)	4,440	4,543
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	900	896
		17,614
Austria — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	1,438	1,557
Benteler International AG 7.25%, 6/15/2031 (a)	EUR444	559
		2,116
Belgium — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 5.80%, 1/23/2059	373	376
Azelis Finance NV 5.75%, 3/15/2028 (d)	EUR1,300	1,565
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (c) (d) (e) (f)	EUR7,200	9,402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,340	1,385
Ontex Group NV 5.25%, 4/15/2030 (d)	EUR1,410	1,688
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (d)	EUR2,000	2,337
		16,753
Brazil — 0.6%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (d)	3,100	2,206
Guara Norte SARL 5.20%, 6/15/2034 (a)	3,308	3,188
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	2,991	3,043
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,358	2,311
Suzano Austria GmbH
3.75%, 1/15/2031	806	754
7.00%, 3/16/2047 (d)	1,660	1,800
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Brazil — continued
Vale Overseas Ltd. 6.40%, 6/28/2054	4,517	4,497
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	4,396	4,607
		22,406
Canada — 0.9%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,791
4.00%, 10/15/2030 (a)	975	912
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	795	811
7.38%, 3/15/2032 (a)	965	943
Bombardier, Inc.
7.00%, 6/1/2032 (a)	359	375
6.75%, 6/15/2033 (a)	731	760
Canadian Pacific Railway Co. 3.50%, 5/1/2050	1,250	885
Emera US Finance LP 2.64%, 6/15/2031	6,984	6,215
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,903	1,915
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	9,388	10,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	1,077	1,218
Garda World Security Corp.
8.25%, 8/1/2032 (a)	1,125	1,170
8.38%, 11/15/2032 (a)	318	332
NOVA Chemicals Corp.
5.25%, 6/1/2027 (a)	1,073	1,076
9.00%, 2/15/2030 (a)	1,000	1,074
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	228	228
6.88%, 1/15/2029 (a)	25	25
RB Global Holdings, Inc. 7.75%, 3/15/2031 (a)	500	525
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	27

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	988	988
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	275	287
		31,530
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,470	3,509
China — 0.1%
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (d)	3,620	3,580
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (d) (g)	6,408	561
		4,141
Colombia — 0.1%
AI Candelaria -Spain- SA
7.50%, 12/15/2028 (d)	780	778
5.75%, 6/15/2033 (a)	1,869	1,639
		2,417
Denmark — 0.4%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)	719	719
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (c) (d)	EUR12,600	15,698
		16,417
El Salvador — 0.0% ^
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 1/24/2033 (a)	1,258	1,287
Finland — 0.0% ^
Amer Sports Co. 6.75%, 2/16/2031 (a)	915	955
France — 4.8%
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (c) (d) (e) (f)	EUR2,300	2,844
Altice France SA
5.88%, 2/1/2027 (d)	EUR2,000	2,135
8.13%, 2/1/2027 (a)	1,060	981
3.38%, 1/15/2028 (d)	EUR3,519	3,564
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
4.13%, 1/15/2029 (d)	EUR2,105	2,142
5.50%, 10/15/2029 (a)	1,745	1,496
Banijay Entertainment SAS
7.00%, 5/1/2029 (d)	EUR1,000	1,217
7.00%, 5/1/2029 (a)	EUR791	963
Bertrand Franchise Finance SAS
6.50%, 7/18/2030 (a)	EUR583	691
6.50%, 7/18/2030 (d)	EUR1,420	1,683
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (b) (c) (e) (f)	8,200	8,710
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (e) (f)	4,635	4,868
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (c) (d) (e) (f)	EUR3,000	3,862
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (c)	2,720	2,834
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	6,035	6,149
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	10,985	11,039
4.38%, 7/13/2028 (d)	EUR3,000	3,666
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	3,640	3,197
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	1,765	1,559
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	4,435	4,896
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	2,070	2,178
Cerba Healthcare SACA 3.50%, 5/31/2028 (d)	EUR500	403
Chrome Holdco SAS 5.00%, 5/31/2029 (d)	EUR377	28
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	827	816
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (b) (c) (d) (e) (f)	EUR1,500	1,843
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	4,240	4,405
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (c) (d) (e) (f)	EUR200	235
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (c) (d) (e) (f)	EUR2,200	2,535
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (c) (d) (e) (f)	EUR2,200	2,527
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (c) (d) (e) (f)	EUR2,800	3,203
5.70%, 5/23/2028 (a)	670	693
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (c) (d) (e) (f)	EUR1,600	2,057
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (d) (e) (f)	EUR3,200	3,569
Eutelsat SA 1.50%, 10/13/2028 (d)	EUR1,500	1,628
Forvia SE
2.75%, 2/15/2027 (d)	EUR700	811
2.38%, 6/15/2027 (d)	EUR5,100	5,873
3.75%, 6/15/2028 (d)	EUR2,370	2,762
5.63%, 6/15/2030 (a)	EUR623	748
5.63%, 6/15/2030 (d)	EUR2,200	2,641
iliad SA
5.38%, 6/14/2027 (d)	EUR2,000	2,426
1.88%, 2/11/2028 (d)	EUR3,400	3,883
Loxam SAS 4.50%, 2/15/2027 (a)	EUR1,136	1,339
Maya SAS
5.63%, 10/15/2028 (d)	EUR2,000	2,374
6.88%, 4/15/2031 (a)	EUR1,116	1,380
6.88%, 4/15/2031 (d)	EUR2,500	3,092
New Immo Holding SA
3.25%, 7/23/2027 (d)	EUR1,300	1,487
5.88%, 4/17/2028 (d)	EUR1,200	1,432
Orange SA (EUR Swap Annual 5 Year + 1.49%), 1.38%, 2/11/2029 (c) (d) (e) (f)	EUR2,300	2,478
Paprec Holding SA
3.50%, 7/1/2028 (d)	EUR1,713	2,004
4.13%, 7/15/2030 (a)	EUR1,075	1,272
4.50%, 7/15/2032 (a)	EUR797	945
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (c) (d)	EUR1,900	2,333
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
Renault SA
2.50%, 6/2/2027 (d)	EUR1,900	2,209
1.13%, 10/4/2027 (d)	EUR2,000	2,258
Rexel SA 2.13%, 12/15/2028 (d)	EUR2,000	2,259
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (e) (f)	4,000	3,934
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (e) (f)	1,580	1,739
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (e) (f)	7,250	7,482
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (e) (f)	2,927	2,691
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,040	3,174
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,668
3.13%, 5/29/2050	800	526
TotalEnergies Capital SA 5.28%, 9/10/2054	870	804
Valeo SE
4.50%, 4/11/2030 (d)	EUR2,300	2,706
5.13%, 5/20/2031 (d)	EUR500	593
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (c) (d) (e) (f)	EUR2,500	2,875
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (c) (d) (e) (f)	EUR2,200	2,750
Viridien 8.50%, 10/15/2030 (a)	EUR929	1,089
		175,653
Germany — 2.3%
Adler Pelzer Holding GmbH
9.50%, 4/1/2027 (d)	EUR170	197
9.50%, 4/1/2027 (a)	EUR1,368	1,589
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	29

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	2,000	2,032
ASK Chemicals Deutschland Holding GmbH 10.00%, 11/15/2029 (a)	EUR1,080	1,250
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (c) (d)	EUR4,400	5,609
Birkenstock Financing SARL 5.25%, 4/30/2029 (d)	EUR4,379	5,177
Cheplapharm Arzneimittel GmbH
7.50%, 5/15/2030 (d)	EUR1,190	1,430
7.13%, 6/15/2031 (a)	EUR1,202	1,433
Commerzbank AG (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (c) (d) (e) (f)	EUR600	789
CT Investment GmbH
6.38%, 4/15/2030 (a)	EUR905	1,100
6.38%, 4/15/2030 (d)	EUR650	790
Deutsche Bank AG
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	4,391	4,023
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	7,150	7,202
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (c) (d)	EUR1,000	1,140
Fressnapf Holding SE 5.25%, 10/31/2031 (d)	EUR1,635	1,959
IHO Verwaltungs GmbH
8.75% (Cash), 5/15/2028 (a) (h)	EUR1,215	1,486
8.75% (Cash), 5/15/2028 (d) (h) (i)	EUR1,410	1,725
7.75% (Cash), 11/15/2030 (a) (h)	404	420
7.00% (Cash), 11/15/2031 (a) (h)	EUR1,669	2,098
7.00% (Cash), 11/15/2031 (d) (h)	EUR1,000	1,257
8.00% (Cash), 11/15/2032 (a) (h)	200	209
Nidda Healthcare Holding GmbH
5.63%, 2/21/2030 (d)	EUR1,400	1,689
7.00%, 2/21/2030 (d)	EUR800	976
5.38%, 10/23/2030 (a)	EUR1,355	1,620
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (d)	EUR1,900	2,329
Progroup AG
5.13%, 4/15/2029 (a)	EUR583	686
5.13%, 4/15/2029 (d)	EUR900	1,058
Schaeffler AG
2.88%, 3/26/2027 (d)	EUR1,390	1,630
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — continued
3.38%, 10/12/2028 (d)	EUR2,300	2,688
5.38%, 4/1/2031 (d)	EUR1,200	1,461
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (a)	EUR624	755
5.38%, 7/15/2029 (d)	EUR900	1,089
TK Elevator Midco GmbH 4.38%, 7/15/2027 (d)	EUR1,306	1,528
TUI Cruises GmbH 6.25%, 4/15/2029 (a)	EUR406	496
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (a)	425	433
Volkswagen International Finance NV (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (c) (d) (e) (f)	EUR3,500	4,146
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (d)	EUR4,300	4,661
0.63%, 7/19/2029 (d)	EUR3,100	3,326
ZF Europe Finance BV
2.00%, 2/23/2026 (d)	EUR3,000	3,477
2.50%, 10/23/2027 (d)	EUR1,100	1,231
ZF Finance GmbH
3.00%, 9/21/2025 (d)	EUR1,300	1,521
2.25%, 5/3/2028 (d)	EUR1,200	1,305
3.75%, 9/21/2028 (d)	EUR3,000	3,339
		84,359
India — 0.2%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	1,921	1,899
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	4,379	4,160
		6,059
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (a)	2,380	2,458
6.76%, 11/15/2048 (d)	595	634
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,515
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (d)	610	608
3.00%, 6/30/2030 (a)	2,940	2,743
4.38%, 2/5/2050 (d)	879	692
		10,650
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — 1.6%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,108	1,085
6.10%, 1/15/2027	5,715	5,840
5.75%, 6/6/2028	2,752	2,854
AIB Group plc
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (c) (d)	EUR7,400	9,083
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,040	1,106
Avolon Holdings Funding Ltd.
5.50%, 1/15/2026 (a)	3,740	3,745
2.13%, 2/21/2026 (a)	325	321
2.53%, 11/18/2027 (a)	796	764
6.38%, 5/4/2028 (a)	2,593	2,712
5.75%, 3/1/2029 (a)	12,055	12,475
5.75%, 11/15/2029 (a)	3,479	3,610
5.15%, 1/15/2030 (a)	4,850	4,925
5.38%, 5/30/2030 (a)	545	559
4.90%, 10/10/2030 (a)	5,100	5,119
eircom Finance DAC
5.75%, 12/15/2029 (d)	EUR1,990	2,427
5.00%, 4/30/2031 (d)	EUR1,480	1,761
		58,386
Italy — 3.4%
Agrifarma SpA 4.50%, 10/31/2028 (d)	EUR3,860	4,536
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (d)	EUR6,100	7,741
Dolcetto Holdco SpA 5.63%, 7/14/2032 (a)	EUR921	1,103
Enel Finance International NV
3.50%, 4/6/2028 (a)	3,665	3,595
2.13%, 7/12/2028 (a) (j)	4,745	4,467
2.50%, 7/12/2031 (a) (j)	590	526
5.00%, 6/15/2032 (a)	3,570	3,610
Enel SpA
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (c) (d) (e) (f)	EUR7,000	7,328
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (c) (d) (e) (f)	EUR2,500	3,277
Eni SpA 5.75%, 5/19/2035 (a)	1,480	1,528
Fibercop SpA
3.63%, 5/25/2026 (d)	EUR5,460	6,422
2.38%, 10/12/2027 (d)	EUR990	1,139
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Italy — continued
1.63%, 1/18/2029	EUR1,145	1,254
7.75%, 1/24/2033	EUR1,920	2,638
Series 2033, 6.38%, 11/15/2033 (a)	464	455
7.20%, 7/18/2036 (a)	550	551
Generali (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (d)	EUR1,200	1,475
Guala Closures SpA 3.25%, 6/15/2028 (d)	EUR1,006	1,155
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (d)	EUR1,840	2,070
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (a)	745	748
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e) (f)	EUR2,510	3,087
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (c) (d) (e) (f)	EUR1,411	1,736
4.88%, 5/19/2030 (d)	EUR3,000	3,802
6.63%, 6/20/2033 (a)	10,220	11,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	5,464	4,491
Lottomatica Group Spa 4.88%, 1/31/2031 (a)	EUR1,060	1,269
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,077	1,305
Mundys SpA
1.88%, 7/13/2027 (d)	EUR1,990	2,295
1.88%, 2/12/2028 (d)	EUR1,980	2,255
4.50%, 1/24/2030 (d)	EUR2,200	2,696
Neopharmed Gentili SpA
7.13%, 4/8/2030 (a)	EUR1,397	1,703
7.13%, 4/8/2030 (d)	EUR600	731
Pro-Gest SpA 3.25%, 12/15/2024 (d) (g)	EUR1,700	766
Rekeep SpA 9.00%, 9/15/2029 (a)	EUR651	758
Rossini SARL
6.75%, 12/31/2029 (a)	EUR849	1,048
6.75%, 12/31/2029 (d)	EUR1,600	1,974
TeamSystem SpA 3.50%, 2/15/2028 (d)	EUR353	409
Telecom Italia Capital SA 6.38%, 11/15/2033	78	81
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	31

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
Telecom Italia SpA
7.88%, 7/31/2028 (d)	EUR3,690	4,830
1.63%, 1/18/2029 (d)	EUR565	630
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e) (f)	EUR4,400	5,328
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	2,806	2,755
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (c) (d) (e) (f)	EUR1,800	2,109
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (d)	EUR4,986	6,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (c)	4,935	4,530
		123,490
Jamaica — 0.1%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (a)	2,054	2,099
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	1,026	1,027
Nissan Motor Co. Ltd. 5.25%, 7/17/2029 (a)	EUR836	1,009
		2,036
Jersey — 0.0% ^
Waga Bondco Ltd. 8.50%, 6/15/2030 (a)	GBP553	727
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (d)	5,400	5,499
5.75%, 4/19/2047 (d)	5,480	4,914
		10,413
Luxembourg — 0.6%
Altice Financing SA 3.00%, 1/15/2028 (d)	EUR700	647
Altice France Holding SA
8.00%, 5/15/2027 (d) (g)	EUR400	167
8.00%, 5/15/2027 (a) (g)	EUR2,823	1,178
Essendi SA
6.38%, 10/15/2029 (a)	EUR575	711
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Luxembourg — continued
6.38%, 10/15/2029 (d)	EUR2,020	2,497
GCB Endo 0.00%, 4/1/2029 ‡	2,955	—
Herens Midco SARL 5.25%, 5/15/2029 (d)	EUR2,926	2,163
INEOS Finance plc
6.63%, 5/15/2028 (d)	EUR1,200	1,435
6.38%, 4/15/2029 (a)	EUR1,069	1,248
7.50%, 4/15/2029 (a)	2,535	2,541
Matterhorn Telecom SA 3.13%, 9/15/2026 (d)	EUR1,055	1,234
Monitchem HoldCo 3 SA
8.75%, 5/1/2028 (a)	EUR460	544
8.75%, 5/1/2028 (d)	EUR570	674
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,713	4,501
SES SA
(EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (c) (d) (e) (f)	EUR2,680	3,069
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (c) (d)	EUR1,000	1,164
		23,773
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	3,965
Mexico — 1.1%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,330
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (b) (c)	4,300	4,192
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (c) (e) (f)	5,558	5,519
Comision Federal de Electricidad 6.45%, 1/24/2035 (a)	2,693	2,703
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	5,381	5,531
Petroleos Mexicanos
8.75%, 6/2/2029	2,719	2,878
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
5.95%, 1/28/2031	3,895	3,650
10.00%, 2/7/2033	2,165	2,417
6.63%, 6/15/2035	793	716
7.69%, 1/23/2050	3,690	3,147
Saavi Energia SARL 8.88%, 2/10/2035 (a)	3,887	4,131
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,080
		40,294
Morocco — 0.1%
OCP SA
6.10%, 4/30/2030 (a)	2,985	3,074
6.88%, 4/25/2044 (d)	2,280	2,268
		5,342
Netherlands — 1.1%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (d) (e) (f)	EUR2,000	2,342
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (e) (f)	EUR8,200	9,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	5,350	5,302
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,500	1,755
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (e) (f)	5,752	5,760
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR1,398	1,684
5.13%, 3/1/2029 (d)	EUR2,860	3,445
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (d)	EUR2,370	2,738
Trivium Packaging Finance BV 6.63%, 7/15/2030 (a)	EUR593	724
VZ Vendor Financing II BV 2.88%, 1/15/2029 (d)	EUR2,830	3,072
Ziggo Bond Co. BV 3.38%, 2/28/2030 (d)	EUR4,434	4,545
Ziggo BV 2.88%, 1/15/2030 (d)	EUR265	293
		41,271
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Norway — 0.1%
Aker BP ASA 6.00%, 6/13/2033 (a)	292	303
DNB Bank ASA, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	2,803	2,799
		3,102
Portugal — 0.2%
EDP SA
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (c) (d)	EUR3,900	4,469
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (c) (d)	EUR3,500	4,337
		8,806
Saudi Arabia — 0.3%
Gaci First Investment Co.
4.88%, 2/14/2035 (d)	5,420	5,372
5.38%, 1/29/2054 (d)	6,015	5,468
		10,840
South Africa — 0.2%
Anglo American Capital plc 5.50%, 5/2/2033 (a)	7,480	7,669
Spain — 2.0%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (c) (d) (e) (f)	EUR3,700	4,259
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (c) (d) (e) (f)	EUR700	831
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (e) (f)	6,800	7,516
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (e) (f)	3,000	3,321
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (c) (d) (e) (f)	EUR2,600	3,262
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	33

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (e) (f)	3,200	3,772
CaixaBank SA
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (b) (c) (d) (e) (f)	EUR3,400	4,122
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (c)	3,945	4,367
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	2,200	2,224
Cirsa Finance International SARL
10.38%, 11/30/2027 (a)	EUR351	426
10.38%, 11/30/2027 (d)	EUR2,250	2,733
6.50%, 3/15/2029 (a)	EUR524	638
eDreams ODIGEO SA 4.88%, 12/30/2030 (a)	EUR1,201	1,422
Grifols SA
2.25%, 11/15/2027 (d)	EUR781	897
3.88%, 10/15/2028 (d)	EUR1,367	1,556
4.75%, 10/15/2028 (a)	440	426
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (d)	EUR1,055	924
10.38%, 1/30/2030 (a)	EUR725	636
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (d)	EUR1,924	2,278
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (d)	EUR7,112	8,329
5.75%, 4/30/2029 (d)	EUR1,000	1,217
Telefonica Emisiones SA 4.67%, 3/6/2038	1,950	1,765
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (c) (d) (e) (f)	EUR1,900	2,236
(EUR Swap Annual 6 Year + 4.32%), 7.13%, 8/23/2028 (c) (d) (e) (f)	EUR3,000	3,861
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (c) (d) (e) (f)	EUR5,100	6,450
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (c) (d) (e) (f)	EUR2,800	3,625
		73,093
Sweden — 0.5%
Asmodee Group AB
5.75%, 12/15/2029 (a)	EUR293	360
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sweden — continued
5.75%, 12/15/2029 (d)	EUR971	1,191
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e) (f)	8,200	7,669
Verisure Holding AB
3.25%, 2/15/2027 (d)	EUR3,620	4,222
5.50%, 5/15/2030 (a)	EUR1,309	1,590
Verisure Midholding AB 5.25%, 2/15/2029 (d)	EUR3,903	4,588
		19,620
Switzerland — 0.7%
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	200	201
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	3,558	3,568
4.28%, 1/9/2028 (a)	6,530	6,522
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (e) (f)	3,035	3,326
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	1,585	1,570
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	1,853	1,831
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	5,132	4,724
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (e) (f)	2,746	3,225
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	515	535
		25,502
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd. 7.75%, 6/16/2033 (a)	2,136	2,240
United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028 (d)	2,490	2,513
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — 3.8%
888 Acquisitions Ltd. 7.56%, 7/15/2027 (a)	EUR1,070	1,253
Amber Finco plc
6.63%, 7/15/2029 (a)	EUR777	956
6.63%, 7/15/2029 (d)	EUR1,300	1,600
Barclays plc
4.84%, 5/9/2028	710	714
(SOFR + 2.22%), 6.49%, 9/13/2029 (c)	3,300	3,498
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (c)	305	309
BAT Capital Corp. 7.08%, 8/2/2043	9,535	10,577
BCP V Modular Services Finance II plc 6.50%, 7/10/2031 (a)	EUR1,594	1,747
Bellis Acquisition Co. plc 8.00%, 7/1/2031 (a)	EUR1,037	1,229
Boots Group Finco LP 5.38%, 8/31/2032 (a)	EUR434	521
Cadent Finance plc 0.63%, 3/19/2030 (d)	EUR6,500	6,808
ContourGlobal Power Holdings SA 3.13%, 1/1/2028 (d)	EUR1,412	1,638
EC Finance plc 3.25%, 10/15/2026 (d) (j)	EUR2,809	3,237
Heathrow Funding Ltd.
1.13%, 10/8/2030 (d)	EUR10,300	10,889
5.88%, 5/13/2041 (d)	GBP1,900	2,438
HSBC Holdings plc
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	4,135	4,201
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	8,500	8,116
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,981	1,950
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (e) (f)	6,075	5,634
Iceland Bondco plc
10.88%, 12/15/2027 (d)	GBP123	176
10.88%, 12/15/2027 (a)	GBP517	739
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,033	1,204
8.50%, 3/15/2029 (d)	EUR280	326
6.75%, 4/15/2030 (a)	EUR1,305	1,421
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (d)	EUR1,263	1,438
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	3,670	3,721
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 11/26/2025 (c) (d) (e) (f)	GBP469	430
National Grid plc
0.25%, 9/1/2028 (d)	EUR3,600	3,934
0.55%, 9/18/2029 (d)	EUR6,800	7,253
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e) (f)	2,257	2,259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (c)	4,800	4,918
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (e) (f)	1,460	1,617
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (d)	EUR2,534	2,905
Nomad Foods Bondco plc 2.50%, 6/24/2028 (d)	EUR1,860	2,121
OEG Finance plc
7.25%, 9/27/2029 (a)	EUR669	815
7.25%, 9/27/2029 (d)	EUR800	975
Pinnacle Bidco plc
8.25%, 10/11/2028 (d)	EUR1,090	1,337
8.25%, 10/11/2028 (a)	EUR1,084	1,330
Punch Finance plc 7.88%, 12/30/2030 (a)	GBP1,073	1,490
RAC Bond Co. plc 5.25%, 11/4/2027 (d)	GBP2,398	3,201
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	5,200	5,089
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	7,950	8,328
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	35

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	2,000	2,138
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)	1,007	1,009
Virgin Media Finance plc 3.75%, 7/15/2030 (d)	EUR1,325	1,495
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (d)	GBP849	1,114
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (d)	EUR3,570	3,993
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (c) (d)	EUR4,050	5,157
		139,248
United States — 32.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,645	1,708
AbbVie, Inc.
5.05%, 3/15/2034	1,525	1,554
4.70%, 5/14/2045	862	773
4.25%, 11/21/2049	14,597	11,893
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	430	428
5.00%, 4/15/2029 (a)	870	850
Accenture Capital, Inc.
4.25%, 10/4/2031	1,220	1,216
4.50%, 10/4/2034	1,680	1,641
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,826	4,329
Acushnet Co. 7.38%, 10/15/2028 (a)	780	815
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	835	859
8.25%, 4/15/2031 (a)	1,360	1,432
7.50%, 2/15/2033 (a)	555	578
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,725	1,667
AES Corp. (The) 3.95%, 7/15/2030 (a)	1,568	1,513
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,115	1,118
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	605	601
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.88%, 2/15/2030 (a)	425	419
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	500	489
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	275
5.88%, 6/1/2029 (a)	3,545	3,573
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	302	307
6.38%, 9/15/2032 (a)	349	356
Ameren Corp. 3.50%, 1/15/2031	850	812
American Airlines, Inc. 5.50%, 4/20/2026 (a)	489	489
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,780	1,788
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	1,388	1,354
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,530	1,599
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	217
AmeriGas Partners LP 9.50%, 6/1/2030 (a)	365	382
Amgen, Inc. 5.75%, 3/2/2063	999	960
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	142	142
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	900
5.75%, 1/15/2028 (a)	1,015	1,018
5.38%, 6/15/2029 (a)	415	413
Antero Resources Corp. 7.63%, 2/1/2029 (a)	913	931
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	965	846
9.75%, 4/15/2030 (a)	496	527
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	410	394
4.75%, 10/15/2029 (a)	498	490
Apple, Inc. 2.65%, 2/8/2051	1,325	813
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	600	584
6.13%, 12/1/2028 (a)	1,215	1,178
Archrock Partners LP 6.63%, 9/1/2032 (a)	402	412
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (d)	EUR4,115	4,694
4.13%, 8/15/2026 (a)	935	888
4.75%, 7/15/2027 (d)	GBP1,120	625
5.25%, 8/15/2027 (a)	365	161
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,200
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	310	316
AT&T, Inc.
3.50%, 9/15/2053	3,980	2,664
3.55%, 9/15/2055	410	273
6.05%, 8/15/2056	3,665	3,685
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	2,305	2,261
ATI, Inc. 4.88%, 10/1/2029	885	867
Avantor Funding, Inc.
3.88%, 7/15/2028 (d)	EUR2,425	2,833
4.63%, 7/15/2028 (a)	1,156	1,138
Avient Corp. 7.13%, 8/1/2030 (a)	190	196
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	230	229
5.38%, 3/1/2029 (a)	3,070	2,979
8.25%, 1/15/2030 (a)	546	565
8.00%, 2/15/2031 (a)	150	155
Avis Budget Finance plc
7.00%, 2/28/2029 (a)	EUR955	1,149
7.25%, 7/31/2030 (a)	EUR1,765	2,122
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	468
Ball Corp.
1.50%, 3/15/2027	EUR750	861
4.25%, 7/1/2032	EUR2,239	2,670
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,910	1,915
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	4,060	4,040
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	5,405	5,282
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	5,000	4,886
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	5,085	5,214
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,875	1,772
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,035	2,127
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	1,616	1,664
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	3,525	3,528
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	9,282	8,780
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	6,260	5,565
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	3,490	3,082
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	517	461
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	5,675	5,712
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	688	709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	4,603	4,251
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,965	1,416
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	201
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	298	297
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	2,160	1,949
5.25%, 1/30/2030 (a)	2,354	1,714
Baxter International, Inc. 2.54%, 2/1/2032	1,140	992
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (a)	EUR972	1,162
Belden, Inc. 3.38%, 7/15/2027 (d)	EUR5,600	6,529
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	512	425
Berry Global, Inc. 5.80%, 6/15/2031	5,935	6,285
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	401
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	37

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Block, Inc.
5.63%, 8/15/2030 (a)	247	252
6.50%, 5/15/2032	522	541
6.00%, 8/15/2033 (a)	197	202
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	400
Boeing Co. (The)
3.25%, 2/1/2035	190	162
3.50%, 3/1/2039	2,500	1,982
5.71%, 5/1/2040	1,080	1,084
3.95%, 8/1/2059	3,333	2,295
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,561
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 9/1/2025 (c) (e) (f)	705	704
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (c) (d) (e) (f)	EUR7,100	8,309
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (c) (d) (e) (f)	EUR800	930
Brightstar Lottery plc 2.38%, 4/15/2028 (d)	EUR932	1,068
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	4,370	4,487
5.55%, 2/22/2054	4,290	4,137
5.65%, 2/22/2064	1,245	1,192
Broadcom, Inc.
4.55%, 2/15/2032	1,240	1,234
3.47%, 4/15/2034 (a)	6,955	6,238
3.14%, 11/15/2035 (a)	4,887	4,135
Buckeye Partners LP
4.13%, 12/1/2027	435	428
4.50%, 3/1/2028 (a)	140	138
6.75%, 2/1/2030 (a)	245	254
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	1,317	1,238
6.38%, 3/1/2034 (a)	375	386
6.75%, 5/15/2035 (a)	303	316
Burlington Northern Santa Fe LLC 2.88%, 6/15/2052	1,760	1,086
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	541	555
Carnival Corp.
5.75%, 8/1/2032 (a)	1,341	1,363
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.13%, 2/15/2033 (a)	1,040	1,068
Carnival plc 4.13%, 7/15/2031 (a)	EUR1,598	1,886
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	6,079
5.00%, 2/1/2028 (a)	3,665	3,635
5.38%, 6/1/2029 (a)	3,848	3,818
4.75%, 3/1/2030 (a)	7,188	6,908
4.50%, 8/15/2030 (a)	3,210	3,038
4.25%, 2/1/2031 (a)	2,422	2,234
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	767	584
Cencora, Inc. 2.70%, 3/15/2031	5,053	4,631
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	3,258
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,697
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	700	734
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,191
2.80%, 4/1/2031	6,120	5,507
5.85%, 12/1/2035 (k)	980	982
3.50%, 6/1/2041	3,375	2,426
5.38%, 5/1/2047	2,844	2,417
4.80%, 3/1/2050	1,725	1,335
3.70%, 4/1/2051	4,637	2,986
3.90%, 6/1/2052	4,238	2,808
5.25%, 4/1/2053	1,155	944
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,230	1,184
8.00%, 1/15/2033 (a)	900	880
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	6,047
5.95%, 6/30/2033	4,670	4,890
5.75%, 8/15/2034	8,125	8,345
5.55%, 10/30/2035 (a)	3,150	3,179
Chord Energy Corp. 6.75%, 3/15/2033 (a)	448	459
Ciena Corp. 4.00%, 1/31/2030 (a)	1,420	1,348
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	660	656
7.00%, 8/1/2032 (a)	214	222
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	2,321	2,299
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	6,687	6,609
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5,465	5,392
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	3,415	3,394
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	5,130	5,252
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	2,080	2,134
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	2,330	2,349
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.87%, 8/15/2030 (c) (e) (f)	1,795	1,826
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	5,530	5,555
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	9,400	8,629
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	375	332
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	465	504
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	3,345	3,439
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	2,655	2,683
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (c)	EUR1,664	1,956
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	1,025	1,064
8.75%, 7/1/2031 (a)	995	1,024
9.63%, 6/15/2033 (a)	264	279
Clarios Global LP
8.50%, 5/15/2027 (a)	1,873	1,881
6.75%, 2/15/2030 (a)	520	539
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	236
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	2,985	2,903
7.13%, 2/15/2031 (a)	1,784	1,812
7.50%, 3/15/2033 (a)	893	909
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	1,753	1,661
6.88%, 11/1/2029 (a)	340	345
7.50%, 9/15/2031 (a)	335	340
7.00%, 3/15/2032 (a)	251	250
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	1,362	1,399
Coherent Corp. 5.00%, 12/15/2029 (a)	5,309	5,217
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,430	1,357
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	8,155	8,673
6.04%, 11/15/2033 (a)	1,790	1,895
Comcast Corp.
2.80%, 1/15/2051	6,899	4,090
5.35%, 5/15/2053	4,000	3,670
2.99%, 11/1/2063	3,052	1,698
CommScope LLC 4.75%, 9/1/2029 (a)	1,433	1,416
Community Health Systems, Inc.
6.13%, 4/1/2030 (a)	765	550
5.25%, 5/15/2030 (a)	1,095	981
4.75%, 2/15/2031 (a)	2,275	1,939
10.88%, 1/15/2032 (a)	820	868
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,348
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	950	909
Constellation Energy Generation LLC 5.60%, 6/15/2042	1,024	1,005
Constellium SE
5.63%, 6/15/2028 (a)	930	925
5.38%, 8/15/2032 (d)	EUR670	804
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (h)	2,452	2,568
5.63% (Cash), 5/15/2027 (a) (h)	2,652	2,440
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (c)	592	599
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	39

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	744	747
9.00%, 2/1/2031 (a)	946	937
Coterra Energy, Inc. 5.40%, 2/15/2035	2,204	2,195
Coty, Inc. 4.75%, 1/15/2029 (a)	420	411
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	800	832
7.63%, 4/1/2032 (a)	475	473
7.38%, 1/15/2033 (a)	645	630
8.38%, 1/15/2034 (a)	1,132	1,149
Crown European Holdings SACA
5.00%, 5/15/2028 (d)	EUR2,200	2,705
4.50%, 1/15/2030 (a)	EUR731	887
CSC Holdings LLC
5.38%, 2/1/2028 (a)	1,435	1,317
6.50%, 2/1/2029 (a)	1,780	1,403
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,864
3.75%, 2/15/2031 (a)	648	591
6.88%, 9/1/2032 (a)	396	410
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	535	568
Diamondback Energy, Inc.
3.13%, 3/24/2031	3,145	2,913
5.75%, 4/18/2054	4,200	3,892
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	1,911	2,022
DISH DBS Corp.
7.75%, 7/1/2026	371	361
5.25%, 12/1/2026 (a)	2,995	2,905
5.75%, 12/1/2028 (a)	755	710
DISH Network Corp. 11.75%, 11/15/2027 (a)	5,473	5,786
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	470	503
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	730	763
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	4,056	4,155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	2,747	2,774
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	1,340	1,163
Duke Energy Indiana LLC 5.40%, 4/1/2053	375	357
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	405	417
5.65%, 4/1/2053	149	146
Duke Energy Progress LLC
3.40%, 4/1/2032	1,410	1,325
5.55%, 3/15/2055	99	96
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,689
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	840	819
EchoStar Corp. 6.75% (PIK), 11/30/2030 (h)	700	678
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,270
4.13%, 4/1/2029 (a)	1,469	1,398
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	2,235	2,236
Elastic NV 4.13%, 7/15/2029 (a)	930	894
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,284
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	EUR1,597	1,949
6.38%, 12/15/2030 (d)	EUR1,700	2,075
6.63%, 12/15/2030 (a)	1,795	1,844
6.75%, 7/15/2031 (a)	277	287
Encompass Health Corp.
5.75%, 9/15/2025	184	184
4.50%, 2/1/2028	42	42
4.75%, 2/1/2030	300	296
4.63%, 4/1/2031	1,590	1,542
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	223	237
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (d)	EUR974	1,113
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	2,155
4.38%, 3/31/2029 (a)	1,875	1,795
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	4,170	4,443
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	5,125	5,092
Entegris, Inc.
4.38%, 4/15/2028 (a)	200	194
5.95%, 6/15/2030 (a)	3,500	3,545
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	1,280	1,333
Entergy Louisiana LLC 5.15%, 9/15/2034	280	283
Entergy Mississippi LLC 5.80%, 4/15/2055	335	334
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,182
Enterprise Products Operating LLC
3.20%, 2/15/2052	1,102	716
5.55%, 2/16/2055	114	109
EQT Corp. 4.50%, 1/15/2029 (a)	1,208	1,205
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,040	1,101
8.63%, 5/15/2032 (a)	890	959
8.00%, 3/15/2033 (a)	313	333
Escrow Rite Aid 0.00%, 12/31/2049 ‡	247	— (l)
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (c)	720	744
Expand Energy Corp.
6.75%, 4/15/2029 (a)	1,985	2,007
5.38%, 3/15/2030	5,915	5,975
5.70%, 1/15/2035	1,335	1,354
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	2,930
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	384	389
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,747
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	535	507
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	4,375	4,205
4.55%, 4/1/2049 (a)	2,223	1,844
Ford Motor Credit Co. LLC
6.95%, 6/10/2026	615	623
4.95%, 5/28/2027	2,550	2,544
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
7.20%, 6/10/2030	2,429	2,581
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	1,705	1,770
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	367	365
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,430	2,429
5.00%, 5/1/2028 (a)	785	783
GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,250
General Electric Co. 4.13%, 9/19/2035 (d)	EUR493	602
General Motors Co. 5.15%, 4/1/2038	1,600	1,496
General Motors Financial Co., Inc.
2.35%, 1/8/2031	2,300	2,027
5.60%, 6/18/2031	1,636	1,690
5.45%, 9/6/2034	6,980	6,912
5.90%, 1/7/2035	4,755	4,829
Genesis Energy LP
7.75%, 2/1/2028	544	550
8.25%, 1/15/2029	235	245
8.00%, 5/15/2033	210	219
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	2,110	2,057
4.75%, 6/15/2029 (a)	875	861
4.38%, 8/15/2029 (a)	400	389
Gilead Sciences, Inc.
2.80%, 10/1/2050	1,186	740
5.55%, 10/15/2053	2,477	2,423
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	345	346
7.50%, 4/15/2032 (a)	700	729
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	790	787
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	3,709	3,639
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	3,770	3,711
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	4,905	4,904
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	3,790	3,690
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	41

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	4,540	4,433
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	5,020	5,270
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	1,328	1,368
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,000	1,011
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	2,090	2,154
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	2,165	2,235
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,730	1,561
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	11,190	10,005
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	2,515	2,287
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	1,114	1,107
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	2,665	2,344
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,228	2,160
6.63%, 7/15/2030	242	246
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	900	900
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	551
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,345	1,464
4.75%, 10/15/2030 (a)	1,525	1,145
7.25%, 8/15/2033 (a)	657	647
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (a)	810	807
Griffon Corp. 5.75%, 3/1/2028	3,780	3,775
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	272	279
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	577	590
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	500	532
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
HCA, Inc.
4.50%, 2/15/2027	1,840	1,841
5.20%, 6/1/2028	1,740	1,782
5.63%, 9/1/2028	1,147	1,183
2.38%, 7/15/2031	4,335	3,822
5.75%, 3/1/2035	4,670	4,804
5.50%, 6/15/2047	181	167
5.25%, 6/15/2049	3,010	2,657
3.50%, 7/15/2051	1,470	965
4.63%, 3/15/2052	2,360	1,874
5.95%, 9/15/2054	3,730	3,574
6.20%, 3/1/2055	77	76
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	4,133
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,465	3,461
7.00%, 6/15/2030 (a)	369	384
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,706	1,581
12.63%, 7/15/2029 (a)	762	792
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (g)	1,600	84
7.13%, 8/1/2026 ‡ (g)	265	50
6.00%, 1/15/2028 ‡ (g)	685	110
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	200	203
5.13%, 6/15/2028 (a)	415	414
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,205	1,189
Hilton Domestic Operating Co., Inc.
5.88%, 3/15/2033 (a)	628	641
5.75%, 9/15/2033 (a)	825	832
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	455	454
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	258	239
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	204	211
Hyundai Capital America
3.50%, 11/2/2026 (a)	8,025	7,942
3.50%, 11/2/2026 (d)	2,600	2,573
6.50%, 1/16/2029 (a)	505	535
5.40%, 1/8/2031 (a)	3,460	3,572
ICITII 6.00%, 1/31/2033 ‡ (a)	381	303
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,943	1,664
10.88%, 5/1/2030 (a)	2,182	1,291
7.75%, 8/15/2030 (a)	1,753	1,391
ILFC E-Capital Trust I 6.43%, 12/21/2065 (a) (i)	500	420
ILFC E-Capital Trust II 6.68%, 12/21/2065 (a) (i)	535	458
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,780	2,710
Interface, Inc. 5.50%, 12/1/2028 (a)	1,000	996
IQVIA, Inc.
2.88%, 9/15/2025 (d)	EUR325	380
1.75%, 3/15/2026 (d)	EUR946	1,097
2.25%, 1/15/2028 (d)	EUR1,120	1,275
2.88%, 6/15/2028 (d)	EUR3,359	3,874
2.25%, 3/15/2029 (d)	EUR1,090	1,225
6.25%, 6/1/2032 (a)	1,163	1,199
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	593
5.00%, 7/15/2028 (a)	1,100	1,092
4.88%, 9/15/2029 (a)	845	831
ITC Holdings Corp., 2.95%, 5/14/2030 (a)	7,371	6,926
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	896
JBS USA Holding Lux SARL
6.75%, 3/15/2034	4,761	5,221
5.50%, 1/15/2036 (a)	6,610	6,632
4.38%, 2/2/2052	1,177	897
7.25%, 11/15/2053	2,820	3,131
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	1,804	1,875
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	870	856
7.00%, 9/1/2032 (a)	395	341
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,411
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,391	1,382
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	252	255
6.13%, 7/31/2032 (a)	377	383
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	3,274	3,517
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,480
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	550	555
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	270	259
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	901	909
7.00%, 3/31/2034 (a)	671	676
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	395	399
4.75%, 10/15/2027 (a)	2,500	2,479
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	1,515	1,484
4.13%, 4/15/2030 (a)	1,011	990
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,585
5.88%, 6/30/2029 (a)	1,475	1,460
Marriott International, Inc. 5.35%, 3/15/2035	1,750	1,767
Mars, Inc.
5.20%, 3/1/2035 (a)	3,000	3,028
5.65%, 5/1/2045 (a)	685	675
Marvell Technology, Inc.
2.95%, 4/15/2031	2,350	2,159
5.45%, 7/15/2035	1,205	1,225
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	2,396	2,482
Matador Resources Co. 6.25%, 4/15/2033 (a)	1,342	1,352
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	2,490	2,520
9.25%, 4/15/2027 (a)	485	483
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	790	794
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	423
6.25%, 4/1/2029 (a)	845	868
5.25%, 10/1/2029 (a)	1,570	1,555
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR1,500	1,308
Meta Platforms, Inc.
4.45%, 8/15/2052	3,701	3,084
5.40%, 8/15/2054	2,075	1,991
MetLife, Inc.
6.40%, 12/15/2036	435	456
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	43

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
9.25%, 4/8/2038 (a)	3,935	4,676
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	2,043
MGM Resorts International
5.50%, 4/15/2027	15	15
6.13%, 9/15/2029	581	593
6.50%, 4/15/2032	1,000	1,026
Micron Technology, Inc. 6.05%, 11/1/2035	320	336
Midcontinent Communications 8.00%, 8/15/2032 (a)	518	540
Millrose Properties, Inc., REIT 6.38%, 8/1/2030 (a)	603	608
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	668
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	735
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	11,955	11,732
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	967	967
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	3,015	3,079
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	965	987
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	7,680	7,925
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	2,520	2,544
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	4,235	4,371
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	11,330	10,559
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	882	765
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	535	475
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,570	3,638
(SOFR + 1.76%), 5.66%, 4/17/2036 (c)	2,192	2,282
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	5,235	4,539
3.97%, 7/22/2038 (i)	3,985	3,516
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (a)	413	433
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	1,345	1,342
5.13%, 12/15/2030 (a)	1,350	1,363
7.13%, 2/1/2032 (a)	985	1,024
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,207	1,309
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	815	803
Netflix, Inc. 5.38%, 11/15/2029 (a)	9,956	10,431
New Albertsons LP
7.45%, 8/1/2029	197	213
8.00%, 5/1/2031	480	519
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	490	517
6.63%, 9/15/2029	455	457
6.38%, 5/15/2030	285	281
6.63%, 5/15/2032	1,595	1,557
7.00%, 4/1/2046 (j)	300	261
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,612	1,610
4.75%, 11/1/2028 (a)	1,160	1,139
NextEra Energy Capital Holdings, Inc.
5.45%, 3/15/2035	4,670	4,774
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	1,700	1,796
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (c)	1,775	1,823
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	705	727
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	550	576
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,085	1,107
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	1,102	1,146
NNN REIT, Inc., REIT 5.50%, 6/15/2034	930	957
Noble Finance II LLC 8.00%, 4/15/2030 (a)	423	438
Norfolk Southern Corp. 3.70%, 3/15/2053	1,930	1,394
Novelis Corp.
4.75%, 1/30/2030 (a)	615	591
6.88%, 1/30/2030 (a)	157	163
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (d)	EUR1,368	1,553
NRG Energy, Inc.
5.75%, 1/15/2028	200	201
5.25%, 6/15/2029 (a)	1,420	1,416
3.63%, 2/15/2031 (a)	865	798
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,005
OI European Group BV
6.25%, 5/15/2028 (d)	EUR100	120
6.25%, 5/15/2028 (a)	EUR989	1,188
5.25%, 6/1/2029 (a)	EUR1,043	1,250
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,301	2,236
OneMain Finance Corp.
3.88%, 9/15/2028	2,150	2,061
4.00%, 9/15/2030	700	647
Oracle Corp.
3.60%, 4/1/2050	2,749	1,880
5.38%, 9/27/2054	5,610	4,997
6.00%, 8/3/2055	3,105	3,033
Organon & Co.
2.88%, 4/30/2028 (d)	EUR2,996	3,395
4.13%, 4/30/2028 (a)	2,880	2,758
5.13%, 4/30/2031 (a)	500	428
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	545	541
4.63%, 3/15/2030 (a)	383	365
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	500	425
6.63%, 4/1/2030 (a)	1,020	885
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,130	1,129
Pacific Gas and Electric Co.
4.65%, 8/1/2028	4,230	4,234
6.15%, 1/15/2033	2,570	2,700
6.40%, 6/15/2033	5,220	5,545
6.00%, 8/15/2035	1,352	1,398
3.75%, 8/15/2042 (j)	1,530	1,117
4.60%, 6/15/2043	2,692	2,188
4.75%, 2/15/2044	294	244
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (g)	248	— (l)
Paysafe Finance plc 3.00%, 6/15/2029 (d)	EUR860	965
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	824	823
4.25%, 8/1/2029 (a)	895	867
6.13%, 9/15/2032 (a)	261	267
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	2,020	2,094
6.25%, 2/1/2033 (a)	458	467
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	EUR630	762
6.13%, 9/30/2032	330	332
PetSmart LLC 7.50%, 9/15/2032 (a)	1,137	1,125
PG&E Corp.
5.00%, 7/1/2028	1,363	1,347
5.25%, 7/1/2030	410	400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	5,273	5,233
Philip Morris International, Inc. 5.63%, 11/17/2029	3,000	3,157
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	853	571
Pike Corp. 5.50%, 9/1/2028 (a)	827	827
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (e) (f)	3,704	3,582
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,975	1,997
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	1,055	1,100
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	500	508
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,409	1,405
4.63%, 4/15/2030 (a)	1,000	964
PPL Capital Funding, Inc. 5.25%, 9/1/2034	330	335
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,262
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	166	167
3.38%, 8/31/2027 (a)	40	39
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	586	589
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	45

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	2,395	2,517
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,353
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	198	201
6.25%, 8/15/2033 (a)	727	752
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	1,527	1,575
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	920	950
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	1,213	1,238
Range Resources Corp.
8.25%, 1/15/2029	340	349
4.75%, 2/15/2030 (a)	575	561
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	506	515
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	2,489	2,483
4.50%, 2/15/2029 (a)	755	738
6.50%, 6/15/2033 (a)	196	202
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,809	1,930
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (g)	871	—
8.00%, 11/15/2026 ‡ (g)	1,643	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (g)	263	— (l)
Series B, 15.00%, 8/30/2031 ‡ (g)	358	— (l)
Series A, 15.00%, 8/30/2031 ‡ (g)	760	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	707	—
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	799	822
6.38%, 8/1/2033 (a)	424	440
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,170	1,145
3.63%, 3/1/2029 (a)	640	610
4.00%, 10/15/2033 (a)	435	392
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	344	359
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	556	565
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.25%, 3/15/2032 (a)	470	485
6.00%, 2/1/2033 (a)	693	711
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	505	199
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	277
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	394
4.50%, 10/15/2029	2,197	2,122
4.00%, 4/1/2031	2,495	2,296
4.38%, 2/1/2032	1,485	1,371
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	1,369	1,299
8.25%, 12/15/2029 (a)	825	876
5.75%, 12/1/2034 (a)	485	471
Sempra
3.80%, 2/1/2038	1,865	1,571
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	2,210	2,243
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.37%, 4/1/2056 (c)	831	838
Sensata Technologies BV
4.00%, 4/15/2029 (a)	1,970	1,887
5.88%, 9/1/2030 (a)	200	202
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	11	10
Service Corp. International
5.13%, 6/1/2029	325	323
3.38%, 8/15/2030	974	900
SGUS LLC 11.00%, 12/15/2029 (a)	216	189
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	392	406
Shutterfly Finance LLC
8.50%, 10/1/2027 (a)	1,149	1,077
9.75%, 10/1/2027 (a)	173	175
Silgan Holdings, Inc. 2.25%, 6/1/2028	EUR433	491
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	502	514
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	462	460
4.00%, 7/15/2028 (a)	1,583	1,528
5.50%, 7/1/2029 (a)	2,426	2,423
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	3,260	3,251
5.25%, 7/15/2029	409	396
SM Energy Co.
6.63%, 1/15/2027	2,180	2,182
6.75%, 8/1/2029 (a)	469	474
7.00%, 8/1/2032 (a)	402	405
Snap, Inc. 6.88%, 3/1/2033 (a)	252	255
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,811
3.88%, 10/15/2031 (a)	435	398
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,815	1,764
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,198
Series 13-A, 3.90%, 3/15/2043	564	432
3.65%, 2/1/2050	1,513	1,042
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	1,724	1,501
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	217	174
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	460	486
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,529
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	2,035	2,036
6.50%, 6/1/2032 (a)	1,795	1,863
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,464	1,412
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	137	140
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	3,900	3,864
4.38%, 7/15/2030 (a)	420	402
Staples, Inc.
10.75%, 9/1/2029 (a)	1,990	1,905
12.75%, 1/15/2030 (a)	1,063	757
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	821	850
Station Casinos LLC 6.63%, 3/15/2032 (a)	505	519
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	1,181	1,196
6.45%, 3/18/2035 (a)	2,660	2,683
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,590	2,472
Synopsys, Inc.
5.15%, 4/1/2035	743	749
5.70%, 4/1/2055	2,510	2,464
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	305	317
5.60%, 6/12/2034	1,220	1,266
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	105	105
7.38%, 2/15/2029 (a)	100	103
6.00%, 12/31/2030 (a)	400	394
6.00%, 9/1/2031 (a)	1,500	1,474
TEGNA, Inc. 4.63%, 3/15/2028	505	501
Tenet Healthcare Corp.
6.25%, 2/1/2027	3,565	3,567
5.13%, 11/1/2027	1,237	1,233
4.63%, 6/15/2028	1,665	1,646
6.13%, 10/1/2028	345	345
4.25%, 6/1/2029	420	409
6.13%, 6/15/2030	25	25
6.75%, 5/15/2031	735	764
Terex Corp.
5.00%, 5/15/2029 (a)	1,220	1,200
6.25%, 10/15/2032 (a)	781	791
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	206
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,009	955
3.38%, 4/15/2029	4,380	4,241
2.25%, 11/15/2031	3,778	3,306
TransDigm, Inc.
6.38%, 3/1/2029 (a)	611	626
6.63%, 3/1/2032 (a)	612	630
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	57	57
Transocean, Inc. 8.25%, 5/15/2029 (a)	478	462
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	1,370	1,417
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (h)	629	220
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	47

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (c)	945	1,010
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	3,876	3,903
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	3,181	3,344
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	580	604
Uber Technologies, Inc. 5.35%, 9/15/2054	510	479
UGI International LLC 2.50%, 12/1/2029 (d)	EUR905	988
Union Electric Co. 3.90%, 4/1/2052	885	669
United States Steel Corp. 6.88%, 3/1/2029	190	191
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	690	716
9.38%, 8/1/2032 (a)	1,559	1,642
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,100	1,146
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	133
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	410	425
Ventas Realty LP, REIT 5.00%, 1/15/2035	2,645	2,615
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	550	570
9.50%, 2/1/2029 (a)	620	682
7.00%, 1/15/2030 (a)	640	659
9.88%, 2/1/2032 (a)	748	814
VF Corp. 2.95%, 4/23/2030	1,120	977
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	207
VICI Properties LP, REIT
5.75%, 2/1/2027 (a)	258	261
4.63%, 12/1/2029 (a)	664	657
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	332
3.70%, 1/30/2027 (a)	3,157	3,127
5.63%, 2/15/2027 (a)	820	820
4.38%, 5/1/2029 (a)	1,126	1,101
6.88%, 4/15/2032 (a)	457	480
6.00%, 4/15/2034 (a)	4,180	4,355
5.70%, 12/30/2034 (a)	875	892
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	1,100	1,084
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,825	2,593
Walt Disney Co. (The) 3.60%, 1/13/2051	2,200	1,615
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	856	906
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	950	820
Wayfair LLC
7.25%, 10/31/2029 (a)	1,560	1,591
7.75%, 9/15/2030 (a)	693	716
Weekley Homes LLC 4.88%, 9/15/2028 (a)	980	954
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	4,820	4,769
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	3,320	3,284
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	7,130	7,392
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	2,450	2,567
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	3,080	3,182
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	7,420	7,657
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	5,965	6,193
4.90%, 11/17/2045	1,210	1,072
Welltower OP LLC, REIT 3.85%, 6/15/2032	1,390	1,327
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	550	559
6.38%, 3/15/2029 (a)	803	827
6.63%, 3/15/2032 (a)	470	487
6.38%, 3/15/2033 (a)	300	311
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	460	459
Williams Cos., Inc. (The) 3.50%, 10/15/2051	3,945	2,667
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,045	1,071
6.63%, 4/15/2030 (a)	159	165
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	517
2.25%, 4/1/2033	1,302	1,077
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	118	117
5.63%, 8/15/2029 (a)	1,580	1,478
6.63%, 8/15/2032 (a)	1,267	1,263
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	3,544	3,537
6.25%, 3/15/2033 (a)	436	441
Xerox Corp. 10.25%, 10/15/2030 (a)	332	345
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	1,093	664
XPO, Inc. 7.13%, 2/1/2032 (a)	1,655	1,736
		1,188,740
Total Corporate Bonds (Cost $2,171,955)		2,189,035
Foreign Government Securities — 19.1%
Argentina — 0.2%
Argentine Republic 4.12%, 7/9/2035 (j)	10,985	6,965
Bahamas — 0.1%
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	1,607	1,659
Benin — 0.2%
Benin Government Bond 7.96%, 2/13/2038 (d)	7,552	7,411
Brazil — 1.1%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (g)	BRL229,960	40,518
Colombia — 0.4%
Republic of Colombia
7.50%, 2/2/2034	640	661
8.75%, 11/14/2053	13,075	13,834
		14,495
Costa Rica — 0.1%
Republic of Costa Rica 7.30%, 11/13/2054 (a)	2,994	3,176
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Czech Republic — 1.2%
Czech Republic
4.90%, 4/14/2034	CZK434,150	21,735
3.50%, 5/30/2035	CZK504,790	22,645
		44,380
Dominican Republic — 0.2%
Dominican Republic Government Bond 6.95%, 3/15/2037 (a)	8,226	8,596
Ecuador — 0.2%
Republic of Ecuador
6.90%, 7/31/2030 (d) (j)	4,049	3,648
6.90%, 7/31/2035 (d) (j)	4,774	3,605
		7,253
Egypt — 0.3%
Arab Republic of Egypt
8.63%, 2/4/2030 (a)	5,037	5,178
7.63%, 5/29/2032 (d)	7,780	7,412
		12,590
Guatemala — 0.4%
Republic of Guatemala
6.05%, 8/6/2031 (a)	6,433	6,667
6.25%, 8/15/2036 (a)	4,207	4,309
6.55%, 2/6/2037 (a)	4,022	4,167
		15,143
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (a)	8,143	8,004
6.75%, 9/25/2052 (a)	3,931	4,113
		12,117
Indonesia — 1.7%
Republic of Indonesia
6.88%, 4/15/2029	IDR276,148,000	17,411
7.00%, 2/15/2033	IDR168,525,000	10,672
6.75%, 7/15/2035	IDR537,558,000	33,471
		61,554
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	1,095	1,106
8.08%, 4/1/2036 (a)	3,908	3,874
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	49

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ivory Coast—continued
8.25%, 1/30/2037 (d)	2,135	2,121
6.88%, 10/17/2040 (a)	EUR7,400	7,673
		14,774
Japan — 0.8%
Japan Government Bond 2.40%, 3/20/2055	JPY4,999,000	29,332
Jordan — 0.2%
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (d)	6,958	6,857
Kenya — 0.1%
Republic of Kenya 9.50%, 3/5/2036 (a)	4,372	4,321
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (g)	3,207	627
6.65%, 11/3/2028 (d) (g)	3,134	616
		1,243
Mexico — 4.4%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	7,092	7,195
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN924,400	49,776
7.75%, 5/29/2031	MXN721,220	37,419
7.75%, 11/23/2034	MXN453,000	22,656
8.00%, 5/24/2035	MXN647,590	32,615
United Mexican States
7.38%, 5/13/2055	3,983	4,163
3.77%, 5/24/2061	7,068	4,234
3.75%, 4/19/2071	2,997	1,729
		159,787
Morocco — 0.2%
Kingdom of Morocco
6.50%, 9/8/2033 (d)	3,220	3,439
4.00%, 12/15/2050 (d)	5,210	3,655
		7,094
Pakistan — 0.1%
Islamic Republic of Pakistan 6.88%, 12/5/2027 (d)	3,800	3,745
Paraguay — 0.3%
Republic of Paraguay
4.95%, 4/28/2031 (a)	4,630	4,633
3.85%, 6/28/2033 (a)	1,521	1,398
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Paraguay—continued
5.60%, 3/13/2048 (d)	990	904
5.40%, 3/30/2050 (d)	2,278	2,005
		8,940
Poland — 2.9%
Republic of Poland
4.75%, 7/25/2029	PLN70,080	19,237
1.75%, 4/25/2032	PLN100,730	22,495
6.00%, 10/25/2033	PLN56,349	16,165
2.00%, 8/25/2036	PLN169,949	41,803
5.50%, 3/18/2054	8,439	7,915
		107,615
Romania — 0.2%
Romania Government Bond
6.38%, 1/30/2034 (a)	3,966	3,971
4.63%, 4/3/2049 (a)	EUR3,467	3,126
		7,097
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (d)	2,919	2,166
South Africa — 1.3%
Republic of South Africa
4.30%, 10/12/2028	5,530	5,387
4.85%, 9/30/2029	5,370	5,241
9.00%, 1/31/2040	ZAR737,800	36,990
		47,618
Turkey — 1.4%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (d)	3,440	3,443
10.50%, 12/6/2028 (d)	3,120	3,404
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY1,062,297	25,629
HB, 30.00%, 9/12/2029	TRY328,411	7,445
7.25%, 5/29/2032	10,266	10,600
		50,521
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	6,850	4,485
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (d)	6,975	7,398
Total Foreign Government Securities (Cost $705,740)		698,850
Mortgage-Backed Securities — 8.7%
United States — 8.7%
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	3,164	3,195
FNMA UMBS, 30 Year
Pool # FS8290, 5.50%, 9/1/2053	39,357	39,947
Pool # FS8365, 5.50%, 6/1/2054	13,100	13,240
GNMA II, 30 Year Pool # MA8200, 4.00%, 8/20/2052	78,919	74,301
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2055 (k)	41,240	41,543
TBA, 5.00%, 10/15/2055 (k)	88,604	87,635
TBA, 5.50%, 10/15/2055 (k)	58,760	59,134
Total Mortgage-Backed Securities (Cost $317,805)		318,995
Convertible Bonds — 4.1%
Austria — 0.1%
ams-OSRAM AG 2.13%, 11/3/2027 (d)	EUR1,700	1,889
China — 0.3%
Alibaba Group Holding Ltd. 0.50%, 6/1/2031	4,375	6,324
H World Group Ltd. 3.00%, 5/1/2026	3,640	3,872
		10,196
United States — 3.7%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	2,413	3,073
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	2,565	2,517
Bentley Systems, Inc. 0.13%, 1/15/2026	1,991	1,989
Box, Inc.
Zero Coupon, 1/15/2026	2,548	3,222
1.50%, 9/15/2029 (a)	554	563
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	876	892
2.00%, 3/15/2030 (a)	1,130	1,218
Dropbox, Inc. Zero Coupon, 3/1/2028	3,396	3,431
Enphase Energy, Inc. Zero Coupon, 3/1/2028	4,040	3,429
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Etsy, Inc. 0.13%, 10/1/2026	3,150	3,075
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (a)	2,245	2,217
Five9, Inc. 1.00%, 3/15/2029	4,407	3,906
Fluor Corp. 1.13%, 8/15/2029	1,203	1,390
Ford Motor Co. Zero Coupon, 3/15/2026	3,713	3,746
Global Payments, Inc. 1.50%, 3/1/2031	2,638	2,452
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	4,164	4,460
Itron, Inc. 1.38%, 7/15/2030	2,740	3,130
Jazz Investments I Ltd. 3.13%, 9/15/2030 (a)	4,705	5,454
JetBlue Airways Corp. 2.50%, 9/1/2029	2,250	2,424
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,523
Life360, Inc. Zero Coupon, 6/1/2030 (a)	1,475	1,909
Live Nation Entertainment, Inc.
3.13%, 1/15/2029	2,845	4,679
2.88%, 1/15/2030 (a)	665	745
Lyft, Inc. 0.63%, 3/1/2029	3,702	4,034
Meritage Homes Corp. 1.75%, 5/15/2028	2,272	2,365
Microchip Technology, Inc.
1.63%, 2/15/2027	835	1,532
0.75%, 6/1/2030	2,390	2,324
MKS, Inc. 1.25%, 6/1/2030	6,470	6,483
ON Semiconductor Corp. Zero Coupon, 5/1/2027	5,336	6,096
PG&E Corp. 4.25%, 12/1/2027	4,840	4,916
Seagate HDD Cayman 3.50%, 6/1/2028	3,515	7,227
Snap, Inc. 0.50%, 5/1/2030	935	777
Snowflake, Inc. Zero Coupon, 10/1/2027 (a)	3,654	5,812
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	1,390	3,830
Southern Co. (The) 4.50%, 6/15/2027	5,245	5,767
Spectrum Brands, Inc. 3.38%, 6/1/2029	4,349	4,023
Synaptics, Inc. 0.75%, 12/1/2031 (a)	3,917	3,869
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	1,556	1,534
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	3,563	5,068
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	51

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Veeco Instruments, Inc. 2.88%, 6/1/2029	3,349	3,848
Wayfair, Inc. 3.25%, 9/15/2027	2,855	3,915
		135,864
Total Convertible Bonds (Cost $134,043)		147,949
Loan Assignments — 2.5% (m)
Canada — 0.1%
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.54%, 8/16/2030 (c)	2,210	2,211
United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.78%, 12/2/2031 (c)	1,492	1,491
United States — 2.4%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030 (c)	491	484
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (c)	1,526	1,520
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 2/3/2031 (c)	1,174	1,174
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 8/24/2028 (c)	1,559	1,564
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.08%, 2/1/2029 (c)	2,287	2,281
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.58%, 2/1/2030 (c)	725	683
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/15/2029 (c)	1,982	1,980
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/25/2031 (c)	2,993	2,995
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.74%, 10/16/2031 (c)	2,481	2,492
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031 (c)	2,006	2,007
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.20%, 7/30/2031 (c)	1,237	1,235
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/31/2031 (c)	1,878	1,866
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 11/3/2028 (c)	2,510	2,509
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 12/9/2030 (c)	438	438
Claire's Boutiques, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.25% (PIK)), 11.60%, 5/15/2026 ‡ (c) (h)	489	166
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50% (PIK) + 0.10% (CAS)), 10.73%, 12/18/2026 ‡ (c) (h)	1,695	—
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/17/2028 (c)	2,802	1,835
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028 (c)	1,829	1,822
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.45%, 5/31/2030 (c)	941	939
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 1/31/2025 ‡ (g) (i)	41	—
First Student Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (c)	2,012	2,012
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (c)	2,680	2,667
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032 (c)	3,639	3,639
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030 (c)	2,354	2,357
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.09%, 11/13/2031 (c)	2,993	2,993
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030 (c)	1,205	1,199
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 1/17/2031 (c)	1,965	1,964
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.42%, 10/30/2028 (c)	894	705
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.18%, 3/9/2028 (c)	2,120	728
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.78%, 12/2/2031 (c)	2,000	2,009
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 5/6/2032 (c)	752	753
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/23/2028 (c)	1,486	1,486
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/28/2031 (c)	1,901	1,908
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.81%, 7/1/2031 (c)	993	976
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (c) (h)	1,105	585
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% + 0.10% (CAS)), 15.83%, 6/30/2026 ‡ (c) (h)	22	22
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.81%, 1/2/2029 ‡ (c) (h)	114	114
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.81%, 1/2/2029 ‡ (c) (h)	126	126
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/27/2029 (c)	343	345
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 11/17/2031 (c)	1,496	1,496
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (c)	1,700	1,637
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 8/18/2032 (c)	1,680	1,662
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (c)	1,704	1,705
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/21/2028 (c)	1,351	1,358
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (c)	1,214	1,215
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029 (c)	1,225	1,225
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032 (c)	998	997
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.16%, 11/19/2031 (c)	2,292	2,297
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 11/28/2028 (c)	1,225	1,227
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50% + 0.11% (CAS)), 11.62%, 6/29/2028 (c)	345	317
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 5/1/2031 (c)	1,228	1,220
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	53

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 5/9/2031 (c)	1,023	1,024
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 3/14/2031 (c)	1,432	1,430
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/18/2030 (c)	1,247	1,225
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (c)	826	789
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031 (c)	2,140	2,138
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 9/27/2030 (c)	2,059	2,057
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 8/26/2031 (c)	2,726	2,735
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.04%, 4/1/2031 (c)	709	713
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031 (c)	1,485	1,485
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/3/2028 (c)	1,224	1,224
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (c)	917	917
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/24/2031 (c)	1,481	1,481
		88,152
Total Loan Assignments (Cost $96,859)		91,854
Commercial Mortgage-Backed Securities — 1.3%
United States — 1.3%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 11.34%, 1/15/2020 ‡ (a) (i)	250	250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
BANK
Series 2018-BN13, Class C, 4.69%, 8/15/2061 (i)	1,703	1,468
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (i)	7,431	208
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	5,352	4,175
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.05%, 2/15/2039 (a) (i)	2,408	2,413
BX Trust Series 2022-LBA6, Class A, 5.36%, 1/15/2039 (a) (i)	10,375	10,372
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.54%, 11/15/2050 (i)	484	442
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (i)	303	181
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.26%, 9/25/2027 (i)	35,753	607
Series K104, Class X1, IO, 1.23%, 1/25/2030 (i)	24,698	993
Series K108, Class X1, IO, 1.81%, 3/25/2030 (i)	11,884	752
Series K117, Class X1, IO, 1.32%, 8/25/2030 (i)	41,636	2,043
Series K724, Class X3, IO, 3.95%, 12/25/2044 (i)	213	—
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	12,354	579
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	11,650	835
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	10,990	600
Series K088, Class X3, IO, 2.43%, 2/25/2047 (i)	11,410	816
Series K094, Class X3, IO, 2.20%, 7/25/2047 (i)	4,450	327
FNMA ACES Series 2020-M39, Class X2, IO, 1.51%, 8/25/2031 (i)	9,169	451
FREMF Series 2018-KF46, Class B, 6.41%, 3/25/2028 (a) (i)	59	56
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.96%, 9/25/2024 (a) (i)	244	244
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-KF41, Class B, 6.96%, 11/25/2024 (a) (i)	304	286
Series 2018-KF45, Class B, 6.41%, 3/25/2025 (a) (i)	150	152
Series 2017-KF40, Class B, 7.16%, 11/25/2027 (a) (i)	537	513
Series 2018-KF50, Class B, 6.36%, 7/25/2028 (a) (i)	645	620
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.16%, 5/10/2050 (i)	605	508
HCFT , 7.25%, 1/13/2026 ‡	6,000	5,940
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.34%, 7/15/2048 (i)	860	667
Series 2015-C31, Class C, 4.73%, 8/15/2048 (i)	395	310
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.51%, 12/15/2049 (i)	484	428
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.30%, 5/15/2048 (i)	607	592
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	8	8
Series 2015-MS1, Class B, 4.29%, 5/15/2048 (i)	464	446
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	2,922	2,893
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 6.10%, 5/15/2039 (a) (i)	3,090	3,086
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	1,795	1,733
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	686	670
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	421	410
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (i)	1,390	1,288
Total Commercial Mortgage-Backed Securities (Cost $51,395)		48,362
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 0.6%
Cayman Islands — 0.1%
Apidos CLO Series 2020-34A, Class A1R, 5.74%, 1/20/2035 (a) (i)	925	927
Dryden CLO Ltd. Series 2019-68A, Class ARR, 5.42%, 7/15/2035 (a) (i)	3,600	3,599
LCM LP Series 16A, Class A2R, 5.76%, 10/15/2031 (a) (i)	291	291
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	35	35
		4,852
United States — 0.5%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	271	266
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 6.01%, 4/25/2034 (i)	15	14
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	414	415
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.46%, 2/25/2034 (i)	33	34
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 5.56%, 12/25/2032 (i)	9	9
Credit Acceptance Auto Loan Trust Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	558	560
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,692	1,672
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	2,100	2,153
FirstKey Homes Trust
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	3,000	2,980
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	2,000	1,987
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	733	734
Fremont Home Loan Trust Series 2004-2, Class M2, 5.37%, 7/25/2034 (i)	—	—
GLS Auto Receivables Issuer Trust Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	510	517
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	55

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	910	895
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	447	411
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 5.41%, 7/25/2034 (i)	7	6
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	39	40
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	1,644	1,575
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (j)	19	19
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	536	502
Santander Drive Auto Receivables Trust Series 2022-6, Class C, 4.96%, 11/15/2028	816	817
Saxon Asset Securities Trust Series 2004-3, Class M1, 5.34%, 12/26/2034 (i)	78	76
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	2,074	1,762
		17,444
Total Asset-Backed Securities (Cost $22,261)		22,296
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,342	1,206
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	32	27
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	524	402
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	248	242
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 5.90%, 2/25/2037 (i)	12	11
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	889	364
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.65%, 1/25/2043 (a) (i)	2,296	2,344
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.99%, 8/19/2045 (i)	352	313
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 7.25%, 4/25/2042 (a) (i)	1,700	1,750
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 2.34%, 8/15/2026 (i)	2	—
Series 4030, Class IL, IO, 3.50%, 4/15/2027	6	—
Series 4043, Class PI, IO, 2.50%, 5/15/2027	141	2
Series 4057, Class UI, IO, 3.00%, 5/15/2027	19	—
Series 4120, Class UI, IO, 3.00%, 10/15/2027	96	2
Series 4324, Class AI, IO, 3.00%, 11/15/2028	1	—
Series 4313, Class UI, IO, 3.00%, 3/15/2029	138	4
Series 3459, Class JS, IF, IO, 1.79%, 6/15/2038 (i)	131	12
Series 4018, Class HI, IO, 4.50%, 3/15/2041	32	1
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	99	13
Series 4173, Class I, IO, 4.00%, 3/15/2043	254	38
Series 4305, Class SK, IF, IO, 2.14%, 2/15/2044 (i)	2,634	384
Series 4585, Class JI, IO, 4.00%, 5/15/2045	890	107
Series 4694, Class SA, IF, IO, 1.64%, 6/15/2047 (i)	2,361	324
Series 4689, Class SD, IF, IO, 1.69%, 6/15/2047 (i)	4,323	535
Series 5022, IO, 3.00%, 9/25/2050	5,532	938
Series 5023, Class MI, IO, 3.00%, 10/25/2050	10,007	1,669
Series 5072, Class DI, IO, 3.50%, 2/25/2051	9,139	1,727
FHLMC, STRIPS Series 319, Class S2, IF, IO, 1.54%, 11/15/2043 (i)	5,312	685
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	256	5
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	160	4
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	67	1
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	903	20
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	1,442	107
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	358	26
Series 2012-93, Class SE, IF, IO, 1.64%, 9/25/2042 (i)	1,155	135
Series 2012-93, Class SG, IF, IO, 1.64%, 9/25/2042 (i)	232	29
Series 2014-14, Class SA, IF, IO, 1.49%, 4/25/2044 (i)	3,527	394
Series 2015-40, Class LS, IF, IO, 1.71%, 6/25/2045 (i)	1,807	216
Series 2015-85, Class SA, IF, IO, 1.16%, 11/25/2045 (i)	2,203	224
Series 2016-39, Class LS, IF, IO, 1.54%, 7/25/2046 (i)	6,870	830
Series 2016-61, Class ST, IF, IO, 1.54%, 9/25/2046 (i)	4,597	543
FNMA, STRIPS Series 401, Class C6, IO, 4.50%, 10/25/2029	32	1
GNMA
Series 2011-13, Class S, IF, IO, 1.48%, 1/16/2041 (i)	232	23
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (i)	428	12
Goodgreen Trust Series 2017-R15.00%, 10/20/2051 ‡	80	80
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	124	13
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 4.66%, 8/19/2037 (i)	81	72
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 4.80%, 5/25/2036 (i)	1,238	1,029
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 (i)	77	41
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (i)	97	92
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.88%, 2/25/2035 (i)	52	50
Total Collateralized Mortgage Obligations (Cost $18,585)		17,047
	SHARES (000)
Common Stocks — 0.1%
France — 0.0% ^
Vallourec SACA	43	766
Luxembourg — 0.0% ^
Intelsat SA ‡ *	36	—
SES SA ‡ *	35	452
		452
United States — 0.1%
Claire's Stores, Inc. ‡ * (n)	1	— (l)
Clear Channel Outdoor Holdings, Inc. *	71	88
Endo GUC Trust ‡ *	22	13
iHeartMedia, Inc., Class A *	25	52
Incora Intermediate LLC ‡ *	18	349
Mallinckrodt ARD LLC ‡ *	12	1,221
Mallinckrodt plc *	1	66
Moran Foods Backstop Equity ‡ *	3,408,992	3
MYT Holding LLC ‡ *	247	62
New Evhc Physical Equity *	3	49
NMG Parent LLC, Escrow ‡ *	2	19
Rite Aid ‡ *	2	— (l)
Serta Simmons Bedding LLC *	84	825
SSB Equipment Co., Inc. ‡ *	84	—
		2,747
Total Common Stocks (Cost $5,053)		3,965
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ (n)	2	— (l)
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	419	507
Total Preferred Stocks (Cost $2,341)		507
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	57

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	1	12
expiring 12/31/2049, price 1.00 USD ‡ *	1	—
expiring 9/30/2028, price 1.00 USD ‡ *	—	—
Total Warrants (Cost $614)		12
	SHARES (000)
Short-Term Investments — 5.2%
Investment Companies — 5.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (o) (p) (Cost $189,559)	189,523	189,599
Total Investments — 102.0% (Cost $3,716,210)		3,728,471
Liabilities in Excess of Other Assets — (2.0)%		(72,601)
NET ASSETS — 100.0%		3,655,870

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CAS	Credit Adjustment Spread
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $126,104 or 3.45% of the
Fund’s net assets as of August 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	August 31, 2025

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Value is zero.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	2,237	09/08/2025	EUR	307,427	(692)
Euro-BTP	1,367	09/08/2025	EUR	192,310	(698)
Euro-Schatz	1,680	09/08/2025	EUR	210,429	(634)
Australia 10 Year Bond	794	09/15/2025	AUD	59,082	(248)
U.S. Treasury 10 Year Note	2,616	12/19/2025	USD	294,341	1,378
U.S. Treasury 10 Year Ultra Note	2,007	12/19/2025	USD	229,645	1,424
U.S. Treasury Long Bond	808	12/19/2025	USD	92,314	201
Long Gilt	1,464	12/29/2025	GBP	179,116	(156)
U.S. Treasury 2 Year Note	71	12/31/2025	USD	14,810	30
U.S. Treasury 5 Year Note	3,118	12/31/2025	USD	341,421	1,846
					2,451
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	59

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(576)	09/08/2025	EUR	(79,159)	354
Euro-Bund	(645)	09/08/2025	EUR	(97,734)	312
Euro-Buxl 30 Year Bond	(251)	09/08/2025	EUR	(33,388)	1,976
Japan 10 Year Bond	(106)	09/12/2025	JPY	(99,223)	783
U.S. Treasury 10 Year Ultra Note	(832)	12/19/2025	USD	(95,199)	(593)
U.S. Treasury Long Bond	(149)	12/19/2025	USD	(17,023)	(47)
U.S. Treasury Ultra Bond	(2,072)	12/19/2025	USD	(241,194)	1,109
U.S. Treasury 2 Year Note	(1,670)	12/31/2025	USD	(348,339)	(720)
U.S. Treasury 5 Year Note	(1,662)	12/31/2025	USD	(181,989)	(986)
					2,188
					4,639

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	August 31, 2025

Forward foreign currency exchange contracts outstanding as of August 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CHF	57,514	USD	71,669	Citibank, NA	9/25/2025	406
CNY	259,322	USD	36,253	BNP Paribas**	9/25/2025	331
EUR	113,818	USD	133,285	HSBC Bank, NA	9/25/2025	60
EUR	15,579	USD	18,194	Morgan Stanley	9/25/2025	58
GBP	13,492	CHF	14,456	Goldman Sachs International	9/25/2025	124
GBP	13,437	EUR	15,475	BNP Paribas	9/25/2025	35
GBP	13,492	USD	18,059	Goldman Sachs International	9/25/2025	180
JPY	2,636,141	USD	17,982	Citibank, NA	9/25/2025	— (a)
JPY	2,642,588	USD	17,982	Goldman Sachs International	9/25/2025	44
USD	36,924	GBP	27,187	Morgan Stanley	9/25/2025	170
USD	80,094	IDR	290,622,935	Morgan Stanley**	9/25/2025	1,575
USD	18,126	JPY	2,655,879	Morgan Stanley	9/25/2025	9
USD	4,035	MXN	75,419	Morgan Stanley	9/25/2025	4
USD	18,439	RON	80,040	Goldman Sachs International	9/25/2025	5
USD	18,065	TWD	545,943	Citibank, NA**	9/25/2025	164
USD	18,126	ZAR	317,865	Goldman Sachs International	9/25/2025	134
ZAR	320,433	USD	17,985	Citibank, NA	9/25/2025	153
ZAR	323,184	USD	18,255	Morgan Stanley	9/25/2025	39
Total unrealized appreciation						3,491
EUR	5,246	USD	6,157	Morgan Stanley	9/3/2025	(19)
USD	560,239	EUR	488,853	HSBC Bank, NA	9/3/2025	(11,669)
USD	11,095	GBP	8,394	TD Bank Financial Group	9/3/2025	(249)
CLP	34,588,274	USD	36,082	BNP Paribas**	9/25/2025	(305)
EUR	15,653	USD	18,339	Morgan Stanley	9/25/2025	(1)
INR	1,608,107	USD	18,334	Standard Chartered Bank**	9/25/2025	(123)
JPY	2,664,039	EUR	15,537	Goldman Sachs International	9/25/2025	(30)
JPY	5,298,866	GBP	26,863	Citibank, NA	9/25/2025	(170)
JPY	5,516,863	USD	37,795	BNP Paribas	9/25/2025	(162)
JPY	2,655,067	USD	18,136	Citibank, NA	9/25/2025	(24)
KRW	72,981,678	USD	52,800	Goldman Sachs International**	9/25/2025	(183)
PLN	3,309	USD	911	Morgan Stanley	9/25/2025	(3)
THB	578,783	USD	17,911	BNP Paribas	9/25/2025	(13)
TWD	1,668,127	USD	55,672	Citigroup Global Markets Holdings, Inc.**	9/25/2025	(975)
USD	17,577	AUD	26,882	HSBC Bank, NA	9/25/2025	(23)
USD	456	AUD	700	Morgan Stanley	9/25/2025	(3)
USD	4,312	BRL	23,544	Citigroup Global Markets Holdings, Inc.**	9/25/2025	(6)
USD	8,985	BRL	49,009	Goldman Sachs International**	9/25/2025	(3)
USD	18,126	CHF	14,486	Morgan Stanley	9/25/2025	(27)
USD	19,061	COP	77,611,059	HSBC Bank, NA**	9/25/2025	(213)
USD	46,527	CZK	973,480	Citibank, NA	9/25/2025	(67)
USD	18,048	GBP	13,373	Citibank, NA	9/25/2025	(31)
USD	1,351	GBP	1,005	HSBC Bank, NA	9/25/2025	(8)
USD	1,407	GBP	1,048	Morgan Stanley	9/25/2025	(10)
USD	55,446	HUF	18,810,905	Goldman Sachs International	9/25/2025	(5)
USD	17,982	JPY	2,658,510	Citibank, NA	9/25/2025	(153)
USD	18,099	JPY	2,663,926	Goldman Sachs International	9/25/2025	(73)
USD	175,506	MXN	3,292,915	Goldman Sachs International	9/25/2025	(511)
USD	64,878	PLN	236,541	Goldman Sachs International	9/25/2025	(17)
ZAR	33,217	USD	1,887	Barclays Bank plc	9/25/2025	(7)
USD	565,457	EUR	483,606	Morgan Stanley	10/3/2025	(1,405)
USD	11,307	GBP	8,394	HSBC Bank, NA	10/3/2025	(40)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	61

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
CURRENCY PURCHASED	CURRENCY SOLD	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
Total unrealized depreciation				(16,528)
Net unrealized depreciation				(13,037)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 225,686	(11,782)	(6,700)	(18,482)
iTraxx.Europe.Crossover.43-V2	5.00	Quarterly	6/20/2030	2.68	EUR 37,365	(2,842)	(1,763)	(4,605)
						(14,624)	(8,463)	(23,087)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	August 31, 2025

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2025 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR65,120	—	970	970
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR34,940	—	590	590
6 month EURIBOR semi-annually	2.93 annually	Pay	7/14/2037	EUR76,610	—	164	164
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR31,535	—	274	274
6 month EURIBOR semi-annually	2.96 annually	Pay	7/16/2037	EUR72,265	—	354	354
1 day SOFR annually	3.46 annually	Pay	7/15/2028	USD482,691	—	3,625	3,625
1 day SOFR annually	3.62 annually	Receive	7/15/2036	USD112,053	—	1,054	1,054
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK120,819	—	3	3
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK120,819	—	3	3
1 day SOFR annually	3.65 annually	Receive	5/15/2035	USD117,000	30	—	30
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK706,120	—	37	37
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD279,487	(50)	4,332	4,282
1 day SONIA annually	4.23 annually	Receive	3/18/2036	GBP84,810	—	156	156
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL32,528	—	241	241
					(20)	11,803	11,783
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL107,580	—	(1,279)	(1,279)
1 day CDI at termination	9.64 at termination	Pay	1/2/2026	BRL132,519	—	(1,542)	(1,542)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL181,100	—	(1,512)	(1,512)
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD69,938	36	(937)	(901)
1 day CDI at termination	11.53 at termination	Pay	1/4/2027	BRL113,900	—	(947)	(947)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL143,924	—	(1,391)	(1,391)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL143,813	—	(1,354)	(1,354)
6 month PRIBOR semi-annually	3.59 annually	Pay	7/24/2028	CZK448,305	—	(18)	(18)
1 day SONIA annually	3.65 annually	Pay	3/18/2028	GBP353,430	—	(255)	(255)
					36	(9,235)	(9,199)
					16	2,568	2,584

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2025 was as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	63

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
FLOATING RATE INDEX	VALUE
1 day CDI	2.14%
1 day SOFR	4.34
1 day SONIA	3.97
6 month EURIBOR	2.07
6 month EURIBOR	2.07
6 month PRIBOR	3.48
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	August 31, 2025

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 43.5%
Aerospace & Defense — 0.0% ^
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	236	237
7.25%, 7/1/2031 (a)	746	787
ICITII 6.00%, 1/31/2033 ‡ (a)	409	325
TransDigm, Inc. 6.25%, 1/31/2034 (a)	145	149
		1,498
Automobile Components — 0.3%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	870	895
8.25%, 4/15/2031 (a)	1,450	1,527
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	1,870	1,854
5.88%, 6/1/2029 (a)	1,025	1,033
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	980	985
Clarios Global LP 6.75%, 2/15/2030 (a)	3,062	3,173
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	10,324	10,814
5.63% (Cash), 5/15/2027 (a) (b)	3,029	2,786
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	855	829
5.25%, 4/30/2031	1,545	1,466
		25,362
Automobiles — 3.2%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.55%), 4.92%, 4/2/2026 (a) (c)	23,852	23,882
(SOFRINDX + 0.80%), 5.15%, 8/13/2026 (a) (c)	15,420	15,479
(SOFRINDX + 0.78%), 5.16%, 3/19/2027 (a) (c)	24,360	24,452
(SOFR + 0.71%), 5.08%, 8/11/2027 (a) (c)	23,000	23,072
(SOFRINDX + 0.92%), 5.27%, 8/13/2027 (a) (c)	23,581	23,701
Hyundai Capital America
(SOFR + 1.32%), 5.69%, 11/3/2025 (a) (c)	13,480	13,502
(SOFR + 1.12%), 5.54%, 6/23/2027 (a) (c)	18,310	18,406
Mercedes-Benz Finance North America LLC (Germany)
(SOFR + 0.67%), 5.06%, 1/9/2026 (a) (c)	33,245	33,290
(SOFR + 0.63%), 5.01%, 7/31/2026 (a) (c)	47,551	47,683
(SOFR + 0.78%), 5.17%, 4/1/2027 (a) (c)	27,930	28,029
(SOFR + 0.85%), 5.20%, 11/15/2027 (a) (c)	23,000	23,059
(SOFR + 0.93%), 5.32%, 3/31/2028 (a) (c)	17,540	17,607
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.93%), 5.31%, 9/12/2025 (a) (c)	1,000	1,000
(SOFR + 0.83%), 5.21%, 3/20/2026 (a) (c)	22,556	22,590
(SOFR + 1.06%), 5.41%, 8/14/2026 (a) (c)	13,760	13,794
		329,546
Banks — 17.1%
ABN AMRO Bank NV (Netherlands) (SOFRINDX + 0.75%), 5.16%, 7/7/2028 (a) (c)	18,320	18,377
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.64%), 5.01%, 10/3/2025 (a) (c)	9,130	9,134
(SOFR + 0.47%), 4.87%, 12/16/2026 (a) (c)	18,400	18,431
(SOFR + 0.81%), 5.17%, 1/18/2027 (a) (c)	22,500	22,632
(SOFR + 0.68%), 5.04%, 7/16/2027 (a) (c)	13,650	13,716
(SOFR + 0.62%), 5.00%, 6/18/2028 (a) (c)	13,730	13,791
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.02%), 5.34%, 9/15/2026 (c)	7,174	7,199
(SOFR + 0.97%), 5.33%, 7/22/2027 (c)	6,740	6,766
(SOFR + 1.35%), 5.73%, 9/15/2027 (c)	6,843	6,907
(SOFR + 1.05%), 5.42%, 2/4/2028 (c)	24,282	24,502
(SOFR + 0.83%), 5.19%, 1/24/2029 (c)	31,232	31,271
Bank of America NA (SOFR + 1.02%), 5.39%, 8/18/2026 (c)	11,950	12,022
Bank of Montreal (Canada)
(SOFRINDX + 0.95%), 5.32%, 9/25/2025 (c)	21,505	21,516
(SOFRINDX + 1.33%), 5.72%, 6/5/2026 (c)	17,500	17,635
(SOFRINDX + 0.76%), 5.15%, 6/4/2027 (c)	13,430	13,504
(SOFRINDX + 0.88%), 5.28%, 9/10/2027 (c)	24,820	24,920
Bank of Nova Scotia (The) (Canada)
(SOFRINDX + 0.55%), 4.95%, 3/2/2026 (c)	4,652	4,659
(SOFRINDX + 0.78%), 5.17%, 6/4/2027 (c)	9,100	9,149
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 1.22%), 5.59%, 10/2/2026 (c)	13,200	13,316
(SOFR + 0.94%), 5.33%, 6/28/2027 (c)	9,090	9,170
(SOFRINDX + 0.93%), 5.31%, 9/11/2027 (c)	18,340	18,426
(SOFR + 0.72%), 5.11%, 1/13/2028 (c)	9,170	9,176
Citibank NA
(SOFRINDX + 0.59%), 4.95%, 4/30/2026 (c)	32,190	32,266
(SOFR + 0.71%), 5.06%, 8/6/2026 (c)	18,200	18,253
(SOFRINDX + 1.06%), 5.45%, 12/4/2026 (c)	2,390	2,407
(SOFR + 0.78%), 5.14%, 5/29/2027 (c)	18,320	18,457
(SOFR + 0.71%), 5.08%, 11/19/2027 (c)	27,500	27,549
Citigroup, Inc.
5.50%, 9/13/2025	23,000	22,990
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	65

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.14%), 5.49%, 5/7/2028 (c)	30,620	30,825
Commonwealth Bank of Australia (Australia)
(SOFR + 0.63%), 5.01%, 9/12/2025 (a) (c)	17,570	17,573
(SOFR + 0.75%), 5.13%, 3/13/2026 (a) (c)	9,250	9,272
(SOFR + 0.46%), 4.80%, 11/27/2026 (a) (c)	6,140	6,152
(SOFR + 0.64%), 5.04%, 3/14/2028 (a) (c)	9,200	9,232
Cooperatieve Rabobank UA (Netherlands)
(SOFRINDX + 0.62%), 4.96%, 8/28/2026 (c)	19,000	19,066
(SOFRINDX + 0.71%), 5.10%, 3/5/2027 (c)	30,000	30,137
(SOFR + 0.59%), 4.93%, 5/27/2027 (c)	22,900	22,987
(SOFR + 0.60%), 4.98%, 1/21/2028 (c)	14,700	14,723
Credit Agricole SA (France)
(SOFR + 1.29%), 5.70%, 7/5/2026 (a) (c)	13,125	13,228
(SOFR + 0.87%), 5.25%, 3/11/2027 (a) (c)	22,360	22,446
DBS Group Holdings Ltd. (Singapore) (SOFR + 0.61%), 5.01%, 9/12/2025 (a) (c)	17,570	17,570
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.64%), 5.97%, 9/12/2026 (c)	30,546	30,559
(SOFR + 1.57%), 5.94%, 8/14/2027 (c)	7,320	7,392
HSBC USA, Inc.
(SOFR + 0.96%), 5.35%, 3/4/2027 (c)	31,192	31,388
(SOFR + 0.97%), 5.38%, 6/3/2028 (c)	22,900	23,085
ING Groep NV (Netherlands)
(SOFRINDX + 1.01%), 5.40%, 4/1/2027 (c)	2,375	2,382
(SOFRINDX + 1.56%), 5.94%, 9/11/2027 (c)	1,050	1,059
Lloyds Banking Group plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 4.50%), 7.50%, 9/29/2025 (c) (d) (e) (f)	107,978	108,230
(SOFRINDX + 1.56%), 5.93%, 8/7/2027 (c)	4,320	4,360
Morgan Stanley Bank NA
(SOFR + 1.17%), 5.54%, 10/30/2026 (c)	17,700	17,826
(SOFR + 0.69%), 5.07%, 10/15/2027 (c)	23,350	23,415
(SOFR + 1.08%), 5.44%, 1/14/2028 (c)	21,535	21,678
(SOFR + 0.87%), 5.21%, 5/26/2028 (c)	4,760	4,778
Morgan Stanley Private Bank NA (SOFR + 0.77%), 5.13%, 7/6/2028 (c)	23,000	23,063
National Australia Bank Ltd. (Australia)
(SOFR + 0.65%), 5.05%, 12/10/2025 (c) (g)	330	330
(SOFR + 0.55%), 4.93%, 1/29/2026 (a) (c)	2,200	2,203
(SOFR + 0.65%), 5.04%, 1/12/2027 (a) (c)	3,275	3,288
(SOFR + 0.62%), 5.00%, 6/11/2027 (a) (c)	13,630	13,684
(SOFR + 0.60%), 4.98%, 10/26/2027 (a) (c)	27,480	27,592
(SOFR + 0.65%), 5.03%, 6/13/2028 (a) (c)	9,160	9,208
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
National Bank of Canada (Canada) (SOFRINDX + 0.90%), 5.27%, 3/25/2027 (c)	18,050	18,080
National Securities Clearing Corp. (SOFR + 0.57%), 4.92%, 5/20/2027 (a) (c)	41,310	41,402
NatWest Markets plc (United Kingdom)
(SOFR + 0.76%), 5.15%, 9/29/2026 (a) (c)	9,170	9,198
(SOFR + 0.90%), 5.27%, 5/17/2027 (a) (c)	9,100	9,153
Nordea Bank Abp (Finland) (SOFR + 0.74%), 5.12%, 3/19/2027 (a) (c)	18,360	18,454
PNC Bank NA
(SOFR + 0.50%), 4.88%, 1/15/2027 (c)	27,500	27,513
(SOFR + 0.73%), 5.09%, 7/21/2028 (c)	9,190	9,204
Royal Bank of Canada (Canada)
(SOFRINDX + 1.08%), 5.47%, 1/12/2026 (c)	20,190	20,254
(SOFRINDX + 0.57%), 4.95%, 4/27/2026 (c)	29,911	29,964
(SOFRINDX + 1.08%), 5.46%, 7/20/2026 (c)	36,740	36,993
(SOFRINDX + 0.46%), 4.83%, 8/3/2026 (c)	18,400	18,420
(SOFRINDX + 0.59%), 4.96%, 11/2/2026 (c)	13,720	13,755
(SOFRINDX + 0.95%), 5.33%, 1/19/2027 (c)	11,300	11,384
(SOFRINDX + 0.79%), 5.15%, 7/23/2027 (c)	25,360	25,441
(SOFRINDX + 0.72%), 5.08%, 10/18/2027 (c)	9,150	9,171
(SOFRINDX + 0.82%), 5.19%, 3/27/2028 (c)	9,220	9,250
Skandinaviska Enskilda Banken AB (Sweden) (SOFR + 0.89%), 5.28%, 3/5/2027 (a) (c)	8,960	9,030
Societe Generale SA (France) (SOFR + 1.10%), 5.47%, 2/19/2027 (a) (c)	13,750	13,809
Sumitomo Mitsui Financial Group, Inc. (Japan)
(SOFR + 1.43%), 5.82%, 1/13/2026 (c)	26,350	26,464
(SOFR + 1.30%), 5.69%, 7/13/2026 (c)	17,550	17,700
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 1.12%), 5.52%, 3/9/2026 (a) (c)	17,650	17,726
(SOFR + 1.15%), 5.55%, 9/14/2026 (a) (c)	10,540	10,619
(SOFR + 0.98%), 5.38%, 9/10/2027 (a) (c)	9,100	9,194
Svenska Handelsbanken AB (Sweden)
(SOFR + 1.25%), 5.65%, 6/15/2026 (a) (c)	13,125	13,230
(SOFR + 0.66%), 5.00%, 5/28/2027 (a) (c)	6,370	6,392
Swedbank AB (Sweden) (SOFRINDX + 1.38%), 5.78%, 6/15/2026 (a) (c)	17,500	17,644
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.48%), 4.85%, 10/10/2025 (c)	45,360	45,375
(SOFR + 1.08%), 5.44%, 7/17/2026 (c)	24,160	24,317
(SOFR + 0.62%), 5.02%, 12/17/2026 (c)	22,900	22,972
(SOFR + 0.73%), 5.14%, 4/5/2027 (c)	22,620	22,704
(SOFR + 0.82%), 5.18%, 1/31/2028 (c)	18,400	18,477
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.91%), 5.32%, 6/2/2028 (c)	18,320	18,424
US Bank NA (SOFR + 0.69%), 5.07%, 10/22/2027 (c)	18,300	18,346
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 0.76%), 5.08%, 1/15/2027 (c)	29,758	29,601
(SOFR + 0.78%), 5.14%, 1/24/2028 (c)	29,148	29,245
Wells Fargo Bank NA
(SOFR + 1.06%), 5.41%, 8/7/2026 (c)	17,560	17,686
(SOFR + 1.07%), 5.45%, 12/11/2026 (c)	18,051	18,213
Westpac Banking Corp. (Australia)
(SOFR + 0.55%), 4.93%, 1/29/2026 (a) (c)	13,400	13,416
(SOFR + 0.42%), 4.78%, 4/16/2026 (c)	18,160	18,179
(SOFR + 0.46%), 4.84%, 10/20/2026 (c)	23,000	23,029
		1,786,300
Beverages — 1.1%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.93%, 11/15/2026 (c)	55,401	55,408
(SOFRINDX + 0.88%), 5.28%, 3/15/2027 (c)	38,100	38,270
Pepsico Singapore Financing I Pte. Ltd. (SOFRINDX + 0.56%), 4.93%, 2/16/2027 (c)	22,350	22,417
PepsiCo, Inc. (SOFRINDX + 0.40%), 4.75%, 2/13/2026 (c)	500	500
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	645	649
		117,244
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,125	942
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,000	969
		1,911
Broadline Retail — 0.0% ^
Shutterfly Finance LLC
8.50%, 10/1/2027 (a)	2,753	2,581
9.75%, 10/1/2027 (a)	307	310
Wayfair LLC
7.25%, 10/31/2029 (a)	370	378
7.75%, 9/15/2030 (a)	690	713
		3,982
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	860	808
6.38%, 6/15/2032 (a)	1,195	1,232
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	2,240	2,301
6.75%, 7/15/2031 (a)	1,180	1,221
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	900	885
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	193	195
6.13%, 7/31/2032 (a)	291	295
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	960	994
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	945	974
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	480	472
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,230	2,300
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	1,580	1,686
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	577	589
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	2,120	2,100
4.38%, 7/15/2030 (a)	630	604
3.38%, 1/15/2031 (a)	1,075	976
		17,632
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The) (SOFRINDX + 0.68%), 5.08%, 6/9/2028 (c)	18,300	18,352
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (c)	8,240	8,193
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.15%, 3/18/2027 (c)	22,813	22,862
(SOFR + 0.75%), 5.09%, 5/21/2027 (c)	47,953	48,074
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 5.19%, 12/9/2026 (c)	3,029	3,032
(SOFR + 0.81%), 5.21%, 3/9/2027 (c)	9,390	9,403
(SOFR + 0.82%), 5.22%, 9/10/2027 (c)	10,886	10,906
(SOFR + 0.92%), 5.30%, 10/21/2027 (c)	4,535	4,547
(3-MONTH CME TERM SOFR + 2.01%), 6.33%, 10/28/2027 (c)	24,899	25,320
(SOFR + 1.29%), 5.65%, 4/23/2028 (c)	13,750	13,881
Macquarie Bank Ltd. (Australia)
(SOFR + 1.24%), 5.64%, 6/15/2026 (a) (c)	11,056	11,132
(SOFR + 1.20%), 5.60%, 12/7/2026 (a) (c)	8,900	8,976
(SOFR + 0.92%), 5.29%, 7/2/2027 (a) (c)	9,100	9,173
(SOFR + 0.74%), 5.12%, 6/12/2028 (a) (c)	13,730	13,802
Morgan Stanley (SOFR + 1.02%), 5.41%, 4/13/2028 (c)	13,730	13,808
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	67

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
State Street Bank & Trust Co. (SOFR + 0.46%), 4.82%, 11/25/2026 (c)	12,420	12,436
State Street Corp.
(SOFR + 0.85%), 5.20%, 8/3/2026 (c)	18,097	18,171
(SOFR + 0.95%), 5.31%, 4/24/2028 (c)	3,161	3,182
UBS AG (Switzerland) (SOFR + 0.93%), 5.31%, 9/11/2025 (c)	20,145	20,149
		275,399
Chemicals — 0.1%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	730	727
Chemours Co. (The) 5.75%, 11/15/2028 (a)	2,515	2,422
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,035	1,003
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	200	201
NOVA Chemicals Corp. (Canada) 8.50%, 11/15/2028 (a)	2,095	2,195
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	143	145
6.25%, 8/15/2033 (a)	173	179
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	500	499
4.50%, 10/15/2029	1,135	1,096
4.00%, 4/1/2031	2,450	2,254
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	965	957
5.63%, 8/15/2029 (a)	1,045	978
6.63%, 8/15/2032 (a)	318	317
		12,973
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,045	937
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,060	1,036
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	990	983
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	725	685
CoreCivic, Inc. 8.25%, 4/15/2029	1,015	1,074
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	1,150	1,141
8.25%, 8/1/2032 (a)	710	738
GEO Group, Inc. (The) 8.63%, 4/15/2029	560	592
GFL Environmental, Inc. 6.75%, 1/15/2031 (a)	2,170	2,265
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,715	1,667
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
5.88%, 6/30/2029 (a)	1,035	1,025
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	1,340	1,298
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	1,000	1,019
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	3,270	3,409
		17,869
Communications Equipment — 0.0% ^
CommScope LLC
8.25%, 3/1/2027 (a)	1,170	1,184
9.50%, 12/15/2031 (a)	385	398
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	875	866
		2,448
Construction & Engineering — 0.0% ^
AECOM 6.00%, 8/1/2033 (a)	447	456
Global Infrastructure Solutions, Inc. 7.50%, 4/15/2032 (a)	975	1,015
Pike Corp. 5.50%, 9/1/2028 (a)	885	885
		2,356
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	900	944
Consumer Finance — 8.3%
American Express Co.
(SOFR + 0.76%), 5.11%, 2/13/2026 (c)	2,651	2,656
(SOFRINDX + 1.35%), 5.71%, 10/30/2026 (c)	43,375	43,481
(SOFR + 0.75%), 5.11%, 4/23/2027 (c)	32,740	32,829
(SOFRINDX + 0.97%), 5.35%, 7/28/2027 (c)	196	197
(SOFRINDX + 1.00%), 5.37%, 2/16/2028 (c)	34,583	34,808
(SOFR + 0.93%), 5.31%, 7/26/2028 (c)	20,704	20,822
American Honda Finance Corp.
(SOFR + 0.50%), 4.87%, 10/10/2025 (c)	20,448	20,455
(SOFR + 0.71%), 5.08%, 1/9/2026 (c)	13,277	13,297
(SOFR + 0.50%), 4.89%, 1/12/2026 (c)	16,625	16,638
(SOFR + 0.55%), 4.92%, 5/11/2026 (c)	32,905	32,964
Series A, (SOFR + 0.65%), 5.02%, 5/20/2026 (c)	21,980	22,025
(SOFR + 0.55%), 4.89%, 5/21/2026 (c)	17,380	17,399
(SOFR + 0.65%), 5.05%, 7/15/2026 (c)	22,900	22,949
(SOFRINDX + 0.72%), 5.13%, 10/5/2026 (c)	18,210	18,263
(SOFR + 0.62%), 5.02%, 12/11/2026 (c)	8,070	8,077
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 0.75%), 5.13%, 1/15/2027 (c)	15,460	15,511
(SOFR + 0.77%), 5.15%, 3/12/2027 (c)	13,450	13,484
(SOFR + 0.71%), 5.08%, 7/9/2027 (c)	13,650	13,648
(SOFR + 0.87%), 5.24%, 7/9/2027 (c)	18,310	18,365
(SOFR + 0.73%), 5.08%, 8/13/2027 (c)	18,390	18,420
(SOFR + 0.72%), 5.10%, 10/22/2027 (c)	13,750	13,759
(SOFR + 0.82%), 5.23%, 3/3/2028 (c)	13,800	13,828
Caterpillar Financial Services Corp.
(SOFR + 0.46%), 4.80%, 2/27/2026 (c)	21,890	21,923
(SOFR + 0.69%), 5.05%, 10/16/2026 (c)	27,300	27,417
(SOFR + 0.38%), 4.79%, 1/7/2027 (c)	17,010	17,018
(SOFR + 0.52%), 4.87%, 5/14/2027 (c)	22,659	22,702
(SOFR + 0.53%), 4.94%, 7/7/2027 (c)	27,460	27,513
(SOFR + 0.56%), 4.91%, 11/15/2027 (c)	23,000	22,999
(SOFR + 0.52%), 4.93%, 3/3/2028 (c)	13,800	13,823
(SOFR + 0.64%), 4.99%, 8/15/2028 (c)	18,380	18,406
Ford Motor Credit Co. LLC
3.82%, 11/2/2027	2,695	2,623
2.90%, 2/16/2028	1,000	948
John Deere Capital Corp.
(SOFR + 0.57%), 4.98%, 3/3/2026 (c)	13,796	13,819
(SOFR + 0.79%), 5.19%, 6/8/2026 (c)	17,161	17,233
(SOFR + 0.40%), 4.75%, 1/5/2027 (c)	23,720	23,732
(SOFR + 0.60%), 4.98%, 4/19/2027 (c)	8,952	8,988
(SOFR + 0.60%), 5.00%, 6/11/2027 (c)	13,966	14,012
(SOFR + 0.68%), 5.06%, 7/15/2027 (c)	29,080	29,201
(SOFR + 0.50%), 4.91%, 3/6/2028 (c)	18,400	18,400
Toyota Motor Credit Corp.
(SOFR + 0.65%), 5.03%, 9/11/2025 (c)	2,626	2,626
(SOFR + 0.65%), 5.06%, 1/5/2026 (c)	20,535	20,565
(SOFRINDX + 0.89%), 5.26%, 5/18/2026 (c)	29,808	29,936
(SOFR + 0.77%), 5.12%, 8/7/2026 (c)	2,862	2,875
(SOFR + 0.47%), 4.88%, 1/8/2027 (c)	18,330	18,341
(SOFR + 0.65%), 5.03%, 3/19/2027 (c)	23,000	23,058
(SOFR + 0.71%), 5.06%, 5/14/2027 (c)	27,500	27,607
(SOFR + 0.50%), 4.50%, 8/25/2027 (c)	23,000	23,004
		862,644
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc. 5.88%, 2/15/2028 (a)	2,448	2,447
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	2,445	2,442
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (h)	489	— (i)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
8.00%, 11/15/2026 ‡ (h)	818	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (h)	137	— (i)
Series B, 15.00%, 8/30/2031 ‡ (h)	186	— (i)
Series A, 15.00%, 8/30/2031 ‡ (h)	395	— (i)
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	368	— (i)
US Foods, Inc. 6.88%, 9/15/2028 (a)	1,070	1,103
Walmart, Inc. (SOFRINDX + 0.43%), 4.81%, 4/28/2027 (c)	41,400	41,519
		47,511
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	1,180	1,212
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	290	290
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	895	906
		2,408
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.75%, 10/15/2032	465	470
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	655	693
		1,163
Diversified Telecommunication Services — 0.2%
CCO Holdings LLC
5.13%, 5/1/2027 (a)	285	284
5.00%, 2/1/2028 (a)	4,140	4,106
5.38%, 6/1/2029 (a)	300	298
6.38%, 9/1/2029 (a)	1,785	1,812
4.50%, 8/15/2030 (a)	4,810	4,553
4.25%, 2/1/2031 (a)	7,125	6,572
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,865	2,864
5.88%, 11/1/2029	505	510
GCI LLC 4.75%, 10/15/2028 (a)	1,000	974
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	296	299
7.00%, 3/31/2034 (a)	484	487
Lumen Technologies, Inc.
4.13%, 4/15/2030 (a)	450	441
10.00%, 10/15/2032 (a)	450	456
Verizon Communications, Inc. (SOFRINDX + 0.79%), 5.17%, 3/20/2026 (c)	484	485
		24,141
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	69

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 1.0%
Georgia Power Co. (SOFRINDX + 0.28%), 4.68%, 9/15/2026 (c)	33,293	33,242
NextEra Energy Capital Holdings, Inc.
(SOFRINDX + 0.76%), 5.14%, 1/29/2026 (c)	31,500	31,561
4.69%, 9/1/2027	9,190	9,277
(SOFRINDX + 0.80%), 5.17%, 2/4/2028 (c)	23,011	23,161
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	920	872
5.25%, 6/15/2029 (a)	2,245	2,238
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,615	1,616
5.00%, 7/31/2027 (a)	2,145	2,139
		104,106
Electrical Equipment — 0.0% ^
Sensata Technologies BV 4.00%, 4/15/2029 (a)	2,075	1,987
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	1,570	1,543
Energy Equipment & Services — 0.0% ^
Archrock Partners LP 6.63%, 9/1/2032 (a)	770	790
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	320	328
		1,118
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	780	775
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,255	3,289
4.75%, 10/15/2027 (a)	3,690	3,659
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	680	587
		8,310
Financial Services — 1.6%
Block, Inc.
5.63%, 8/15/2030 (a)	179	183
6.50%, 5/15/2032	2,230	2,311
6.00%, 8/15/2033 (a)	143	147
Mastercard, Inc. (SOFRINDX + 0.44%), 4.84%, 3/15/2028 (c)	13,855	13,855
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.40%), 4.81%, 12/3/2025 (c)	36,600	36,619
(SOFR + 0.58%), 4.92%, 11/22/2026 (c)	36,240	36,368
(SOFR + 0.80%), 5.17%, 2/5/2027 (c)	24,035	24,173
(SOFR + 0.82%), 5.22%, 9/16/2027 (c)	22,800	22,920
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,315	1,426
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
PayPal Holdings, Inc. (SOFR + 0.67%), 5.05%, 3/6/2028 (c)	25,917	26,007
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	615	633
6.38%, 8/1/2033 (a)	328	340
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	760	788
		165,770
Food Products — 0.0% ^
Post Holdings, Inc. 6.25%, 2/15/2032 (a)	1,600	1,644
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	595	614
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	759	756
4.75%, 4/1/2028 (a)	1,000	969
8.00%, 2/15/2031 (a)	1,915	1,976
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	1,780	1,885
Hertz Corp. (The) 12.63%, 7/15/2029 (a)	2,525	2,624
Hertz Corp. (The), Escrow 5.50%, 10/15/2024 ‡ (h)	1,753	92
XPO, Inc. 7.13%, 2/1/2032 (a)	955	1,001
		9,303
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,885	1,855
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,515	2,415
6.25%, 4/1/2029 (a)	1,085	1,115
5.25%, 10/1/2029 (a)	1,030	1,020
		6,405
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	900	896
Community Health Systems, Inc.
5.25%, 5/15/2030 (a)	3,010	2,698
10.88%, 1/15/2032 (a)	1,800	1,905
DaVita, Inc.
4.63%, 6/1/2030 (a)	1,590	1,531
3.75%, 2/15/2031 (a)	1,470	1,341
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (b)	2,098	2,093
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
HCA, Inc. (SOFR + 0.87%), 5.28%, 3/1/2028 (c)	15,822	15,934
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	1,005	872
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	928	947
Tenet Healthcare Corp. 5.13%, 11/1/2027	6,530	6,511
UnitedHealth Group, Inc. (SOFR + 0.50%), 4.88%, 7/15/2026 (c)	36,855	36,891
		71,619
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	275	275
5.00%, 5/15/2027 (a)	3,935	3,919
6.25%, 6/1/2032 (a)	400	412
		4,606
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	2,825	2,818
4.50%, 2/15/2029 (a)	1,565	1,529
		4,347
Hotels, Restaurants & Leisure — 0.3%
Acushnet Co. 7.38%, 10/15/2028 (a)	1,025	1,071
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,035	1,016
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,035	987
7.00%, 2/15/2030 (a)	1,125	1,163
6.50%, 2/15/2032 (a)	1,980	2,030
Carnival Corp.
6.00%, 5/1/2029 (a)	860	871
5.75%, 8/1/2032 (a)	1,016	1,033
6.13%, 2/15/2033 (a)	3,425	3,517
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,460	1,463
5.88%, 3/15/2033 (a)	1,840	1,878
5.75%, 9/15/2033 (a)	626	631
MGM Resorts International
6.13%, 9/15/2029	690	705
6.50%, 4/15/2032	775	795
Royal Caribbean Cruises Ltd. 6.00%, 2/1/2033 (a)	2,825	2,898
Six Flags Entertainment Corp.
5.25%, 7/15/2029	1,006	974
6.63%, 5/1/2032 (a)	2,125	2,160
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,030	2,001
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	887	899
6.50%, 5/15/2032 (a)	735	761
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,025	1,023
7.13%, 2/15/2031 (a)	1,580	1,701
		29,577
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	450	343
Newell Brands, Inc.
6.38%, 9/15/2027	762	770
6.63%, 9/15/2029	593	596
6.38%, 5/15/2030	615	607
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	1,370	1,317
3.88%, 10/15/2031 (a)	1,005	919
		4,552
Household Products — 0.0% ^
Central Garden & Pet Co. 4.13%, 10/15/2030	1,770	1,674
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,915	1,883
4.38%, 3/31/2029 (a)	425	407
		3,964
Industrial Conglomerates — 0.2%
Siemens Funding BV (Germany) (SOFR + 0.64%), 5.00%, 5/26/2028 (a) (c)	22,900	22,943
Insurance — 0.3%
Marsh & McLennan Cos., Inc. (SOFRINDX + 0.70%), 5.05%, 11/8/2027 (c)	4,496	4,515
Metropolitan Life Global Funding I
(SOFRINDX + 0.57%), 4.94%, 4/9/2026 (a) (c)	13,900	13,926
(SOFR + 0.70%), 5.06%, 8/25/2028 (a) (c)	9,200	9,221
		27,662
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	550	556
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	900	902
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	71

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	585	569
CoreWeave, Inc. 9.00%, 2/1/2031 (a)	843	835
		2,306
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	1,025	1,069
Machinery — 0.3%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	1,015	1,064
9.50%, 1/1/2031 (a)	320	343
Daimler Truck Finance North America LLC (Germany)
(SOFR + 0.96%), 5.36%, 9/25/2027 (a) (c)	9,560	9,590
(SOFR + 0.84%), 5.23%, 1/13/2028 (a) (c)	13,750	13,729
Terex Corp.
5.00%, 5/15/2029 (a)	895	880
6.25%, 10/15/2032 (a)	1,180	1,195
		26,801
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (a)	1,050	976
7.13%, 2/15/2031 (a)	1,312	1,333
7.50%, 3/15/2033 (a)	656	668
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,075	847
5.75%, 1/15/2030 (a)	1,595	749
Discovery Communications LLC 5.00%, 9/20/2037	185	137
DISH DBS Corp.
7.75%, 7/1/2026	1,820	1,770
5.25%, 12/1/2026 (a)	2,350	2,280
5.75%, 12/1/2028 (a)	1,785	1,680
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,160	2,284
EchoStar Corp.
10.75%, 11/30/2029	895	963
6.75% (PIK), 11/30/2030 (b)	2,235	2,165
Gray Media, Inc.
10.50%, 7/15/2029 (a)	2,185	2,378
4.75%, 10/15/2030 (a)	1,495	1,122
7.25%, 8/15/2033 (a)	240	236
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	2,601	2,229
10.88%, 5/1/2030 (a)	900	532
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	405	407
Midcontinent Communications 8.00%, 8/15/2032 (a)	900	938
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,705	1,703
4.75%, 11/1/2028 (a)	2,100	2,061
Outfront Media Capital LLC
4.63%, 3/15/2030 (a)	735	701
7.38%, 2/15/2031 (a)	935	987
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	725	743
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	3,240	3,127
5.50%, 7/1/2029 (a)	2,620	2,616
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,135	1,095
TEGNA, Inc. 5.00%, 9/15/2029	170	170
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	950	986
9.38%, 8/1/2032 (a)	250	263
		38,146
Metals & Mining — 0.3%
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	650	660
Cleveland-Cliffs, Inc.
6.88%, 11/1/2029 (a)	1,285	1,305
6.75%, 4/15/2030 (a)	1,050	1,062
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	180	188
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 5.14%, 10/1/2026 (a) (c)	13,850	13,883
(SOFRINDX + 1.06%), 5.47%, 4/4/2027 (a) (c)	13,390	13,464
Novelis Corp. 6.38%, 8/15/2033 (a)	210	212
		30,774
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc. (SOFRINDX + 0.52%), 4.89%, 11/18/2027 (c)	24,585	24,674
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	1,400	1,400
5.75%, 1/15/2028 (a)	1,020	1,023
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,025	1,045
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	1,000	998
6.63%, 7/15/2033 (a)	295	299
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	1,030	1,051
7.38%, 3/15/2032 (a)	655	640
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	960	999
Buckeye Partners LP
4.50%, 3/1/2028 (a)	1,115	1,097
6.75%, 2/1/2030 (a)	670	696
Chevron USA, Inc.
(SOFRINDX + 0.36%), 4.72%, 2/26/2027 (c)	27,600	27,629
(SOFRINDX + 0.47%), 4.83%, 2/26/2028 (c)	18,400	18,453
(SOFR + 0.57%), 4.92%, 8/13/2028 (c)	22,980	23,044
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	548	569
8.63%, 11/1/2030 (a)	385	401
8.75%, 7/1/2031 (a)	100	103
9.63%, 6/15/2033 (a)	610	646
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,325	2,292
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	734	764
7.63%, 4/1/2032 (a)	1,540	1,534
8.38%, 1/15/2034 (a)	285	289
Expand Energy Corp. 6.75%, 4/15/2029 (a)	2,125	2,148
Expand Energy Corp., Escrow 5.50%, 9/15/2026 ‡ (h)	5,690	18
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	530	546
Hess Midstream Operations LP 6.50%, 6/1/2029 (a)	1,160	1,199
Hilcorp Energy I LP
6.00%, 4/15/2030 (a)	595	589
6.25%, 4/15/2032 (a)	1,040	996
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	540	563
6.63%, 1/15/2034 (a)	245	249
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	900	908
Matador Resources Co.
6.50%, 4/15/2032 (a)	805	817
6.25%, 4/15/2033 (a)	445	448
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,010	1,030
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
NuStar Logistics LP
6.00%, 6/1/2026	845	848
5.63%, 4/28/2027	1,200	1,206
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	1,565	1,594
9.88%, 7/15/2031 (a)	779	846
Range Resources Corp. 8.25%, 1/15/2029	1,760	1,806
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	445	465
SM Energy Co.
6.63%, 1/15/2027	540	540
6.75%, 8/1/2029 (a)	1,094	1,105
Sunoco LP
7.00%, 5/1/2029 (a)	1,080	1,122
4.50%, 5/15/2029	995	970
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,705	1,703
6.00%, 12/31/2030 (a)	865	852
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	1,900	1,969
9.50%, 2/1/2029 (a)	510	561
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	1,129	1,179
6.75%, 1/15/2036 (a)	405	425
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	710	699
		112,373
Passenger Airlines — 0.0% ^
American Airlines, Inc. 5.75%, 4/20/2029 (a)	3,460	3,479
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	900	894
		4,373
Personal Care Products — 0.0% ^
ESC SANCHEZ 8.88%, 11/25/2025 ‡ (h)	3,888	—
Pharmaceuticals — 1.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,860	2,969
Bristol-Myers Squibb Co. (SOFR + 0.49%), 4.84%, 2/20/2026 (c)	11,968	11,986
Eli Lilly & Co. (SOFR + 0.53%), 4.88%, 10/15/2028 (c)	49,744	49,772
GlaxoSmithKline Capital plc (United Kingdom) (SOFR + 0.50%), 4.88%, 3/12/2027 (c)	36,800	36,925
Organon & Co.
4.13%, 4/30/2028 (a)	920	881
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	73

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.13%, 4/30/2031 (a)	1,490	1,277
Roche Holdings, Inc. (SOFR + 0.74%), 5.09%, 11/13/2026 (a) (c)	24,806	24,950
		128,760
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	1,320	1,157
9.75%, 4/15/2030 (a)	380	403
		1,560
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,537	1,664
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,310	2,246
4.75%, 4/15/2029 (a)	830	818
5.95%, 6/15/2030 (a)	895	907
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	705	706
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,030	1,001
Synaptics, Inc. 4.00%, 6/15/2029 (a)	675	644
		7,986
Software — 0.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	910	893
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	550	543
Oracle Corp. (SOFR + 0.76%), 5.13%, 8/3/2028 (c)	44,560	44,854
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	290	290
6.50%, 6/1/2032 (a)	1,795	1,863
		48,443
Specialized REITs — 0.5%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	1,365	1,354
5.25%, 7/15/2030 (a)	1,060	1,049
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	436	440
Public Storage Operating Co. (SOFRINDX + 0.70%), 5.06%, 4/16/2027 (c)	46,777	46,939
		49,782
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	575	568
4.75%, 3/1/2030	855	835
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Escrow Rite Aid 0.00%, 12/31/2049 ‡	129	— (i)
Home Depot, Inc. (The) (SOFR + 0.33%), 4.73%, 12/24/2025 (c)	23,008	23,022
PetSmart LLC 7.50%, 9/15/2032 (a)	1,326	1,312
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,515	1,473
Staples, Inc. 10.75%, 9/1/2029 (a)	2,630	2,518
		29,728
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	900	952
Seagate Data Storage Technology Pte. Ltd. 8.25%, 12/15/2029 (a)	720	765
Xerox Corp. 10.25%, 10/15/2030 (a)	570	591
		2,308
Tobacco — 0.1%
Philip Morris International, Inc. (SOFR + 0.83%), 5.19%, 4/28/2028 (c)	10,000	10,069
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. 6.63%, 6/15/2029 (a)	635	654
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,025	999
United Rentals North America, Inc.
5.50%, 5/15/2027	425	425
3.75%, 1/15/2032	2,955	2,724
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	3,635	3,691
		8,493
Wireless Telecommunication Services — 0.0% ^
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	1,000	1,042
Total Corporate Bonds (Cost $4,508,890)		4,532,644
Collateralized Mortgage Obligations — 4.8%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 5.72%, 9/25/2035 (j)	—	—
Series 2005-10, Class 1A21, 5.56%, 1/25/2036 (j)	344	324
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	35	35
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	14	14
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	168	138
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	138
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	14	14
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	—	—
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	—	—
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	287	139
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	—	—
American Home Mortgage Assets Trust Series 2006-2, Class 2A1, 4.82%, 9/25/2046 (j)	—	—
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (j)	1,030	1,003
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (j)	2,907	2,651
Series 2020-3, Class A1, 1.69%, 4/25/2065 (a) (j)	6,556	6,207
Series 2022-2, Class A1, 3.35%, 1/25/2067 (a) (j)	6,728	6,410
Series 2022-3, Class A1, 4.00%, 1/25/2067 (a)	8,996	8,784
Series 2024-1, Class A1, 5.21%, 8/25/2068 (a) (k)	5,988	6,000
Series 2024-9, Class A1, 5.14%, 9/25/2069 (a) (k)	8,248	8,231
Series 2024-10, Class A1, 5.35%, 10/25/2069 (a) (k)	1,858	1,867
AOMT Series 2024-6, Class A1, 4.65%, 11/25/2067 (a) (k)	4,449	4,415
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 3/25/2029	210	193
Banc of America Funding Trust
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	155	136
Series 2006-D, Class 5A2, 5.27%, 5/20/2036 (j)	265	228
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	—	—
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1, 1.75%, 9/25/2051 (a) (j)	3,814	3,434
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 6.33%, 2/25/2036 (j)	—	—
Bravo Residential Funding Trust Series 2025-NQM3, Class A1, 5.57%, 3/25/2065 (a) (k)	9,257	9,335
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BRAVO Residential Funding Trust
Series 2023-NQM1, Class A1, 5.76%, 1/25/2063 (a) (k)	6,306	6,299
Series 2023-NQM1, Class A2, 6.35%, 1/25/2063 (a) (k)	1,661	1,661
Series 2023-NQM5, Class A1, 6.50%, 6/25/2063 (a) (k)	11,507	11,597
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	—	—
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	238	126
Series 2006-15, Class A1, 6.25%, 10/25/2036	—	—
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	353	149
Series 2007-5, Class A6, 4.79%, 5/25/2037 (j)	—	—
Citigroup Mortgage Loan Trust Series 2014-10, Class 4A1, 4.64%, 2/25/2037 (a) (j)	551	549
COLT Mortgage Loan Trust
Series 2022-7, Class A1, 5.16%, 4/25/2067 (a) (k)	1,904	1,899
Series 2023-3, Class A1, 7.18%, 9/25/2068 (a) (k)	6,685	6,778
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 7.86%, 10/25/2039 (a) (j)	11,301	11,513
Series 2020-R02, Class 2B1, 7.46%, 1/25/2040 (a) (j)	12,052	12,299
Series 2020-R01, Class 1B1, 7.71%, 1/25/2040 (a) (j)	13,867	14,207
Series 2021-R01, Class 1M2, 5.90%, 10/25/2041 (a) (j)	8,406	8,441
Series 2021-R02, Class 2M2, 6.35%, 11/25/2041 (a) (j)	18,646	18,806
Series 2022-R01, Class 1M1, 5.35%, 12/25/2041 (a) (j)	1,595	1,596
Series 2021-R03, Class 1M2, 6.00%, 12/25/2041 (a) (j)	11,309	11,380
Series 2022-R01, Class 1M2, 6.25%, 12/25/2041 (a) (j)	15,000	15,145
Series 2022-R02, Class 2M1, 5.55%, 1/25/2042 (a) (j)	1,334	1,334
Series 2022-R02, Class 2M2, 7.35%, 1/25/2042 (a) (j)	10,400	10,645
Series 2022-R04, Class 1M2, 7.45%, 3/25/2042 (a) (j)	12,435	12,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	75

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-R05, Class 2M1, 6.25%, 4/25/2042 (a) (j)	1,315	1,320
Series 2022-R08, Class 1M1, 6.90%, 7/25/2042 (a) (j)	7,450	7,617
Series 2023-R01, Class 1M1, 6.75%, 12/25/2042 (a) (j)	7,261	7,424
Series 2023-R02, Class 1M1, 6.65%, 1/25/2043 (a) (j)	8,617	8,797
Series 2023-R04, Class 1M1, 6.65%, 5/25/2043 (a) (j)	7,656	7,812
Series 2023-R08, Class 1M1, 5.85%, 10/25/2043 (a) (j)	4,002	4,013
Series 2024-R01, Class 1M1, 5.40%, 1/25/2044 (a) (j)	577	577
Series 2024-R02, Class 1M1, 5.45%, 2/25/2044 (a) (j)	6,414	6,416
Series 2024-R04, Class 1M1, 5.45%, 5/25/2044 (a) (j)	6,274	6,277
Series 2024-R05, Class 2M1, 5.35%, 7/25/2044 (a) (j)	8,304	8,304
Series 2024-R06, Class 1M1, 5.40%, 9/25/2044 (a) (j)	2,143	2,143
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	—	—
CSMC Trust Series 2022-ATH3, Class A1, 4.99%, 8/25/2067 (a) (j)	11,507	11,482
Deephaven Residential Mortgage Trust Series 2021-3, Class A1, 1.19%, 8/25/2066 (a) (j)	11,466	10,156
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 4.74%, 3/25/2037 (j)	—	—
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (j)	53	51
Series 2005-1, Class 1A1, 4.94%, 2/25/2035 (j)	—	—
EFMT Series 2025-NQM1, Class A1, 5.67%, 1/25/2070 (a) (j)	8,140	8,211
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class M2, 6.00%, 1/25/2034 (a) (j)	1,294	1,299
Series 2021-DNA6, Class M2, 5.85%, 10/25/2041 (a) (j)	16,149	16,205
Series 2021-HQA4, Class M1, 5.30%, 12/25/2041 (a) (j)	15,120	15,096
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-DNA2, Class M1A, 5.65%, 2/25/2042 (a) (j)	5,781	5,791
Series 2022-HQA1, Class M1A, 6.45%, 3/25/2042 (a) (j)	5,109	5,130
Series 2022-DNA3, Class M1B, 7.25%, 4/25/2042 (a) (j)	9,775	10,062
Series 2022-HQA3, Class M1A, 6.65%, 8/25/2042 (a) (j)	9,372	9,551
Series 2023-DNA1, Class M1A, 6.45%, 3/25/2043 (a) (j)	1,676	1,703
Series 2023-HQA1, Class M1A, 6.35%, 5/25/2043 (a) (j)	2,406	2,431
Series 2024-DNA1, Class M1, 5.70%, 2/25/2044 (a) (j)	2,605	2,613
Series 2024-HQA1, Class M1, 5.60%, 3/25/2044 (a) (j)	10,621	10,642
Series 2024-DNA2, Class M1, 5.55%, 5/25/2044 (a) (j)	15,901	15,936
Series 2025-DNA1, Class M1, 5.40%, 1/25/2045 (a) (j)	10,778	10,778
FNMA, REMIC Series 2021-47, Class QI, IO, 2.50%, 10/25/2049	35,228	4,327
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059 (a) (j)	2,228	2,175
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (k)	1,932	1,893
Series 2022-NQM4, Class A1, 5.27%, 8/25/2067 (a) (k)	2,560	2,555
Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a) (k)	5,155	5,187
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	—	—
HarborView Mortgage Loan Trust Series 2007-1, Class 2A1A, 4.73%, 3/19/2037 (j)	—	—
Impac CMB Trust Series 2004-6, Class 1A2, 5.22%, 10/25/2034 (j)	—	—
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 4.94%, 5/25/2033 (a) (j)	1,993	1,964
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	5	4
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	—	—
MFA Trust Series 2023-INV2, Class A1, 6.77%, 10/25/2058 (a) (k)	4,033	4,075
Mill City Mortgage Loan Trust Series 2023-NQM1, Class A1, 6.05%, 10/25/2067 (a) (k)	6,964	6,971
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034 (a)	680	621
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 4.58%, 12/26/2036 (a) (j)	215	213
NYMT Loan Trust Series 2024-INV1, Class A1, 5.38%, 6/25/2069 (a) (j)	4,802	4,818
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (k)	7,717	7,729
Series 2021-NQM1, Class A1, 1.07%, 2/25/2066 (a) (j)	6,621	5,716
PRPM Trust Series 2024-NQM1, Class A1, 6.27%, 12/25/2068 (a) (k)	2,249	2,271
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	7	4
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2036	8	4
Residential Asset Securitization Trust Series 2006-R1, Class A2, 4.84%, 1/25/2046 (j)	—	—
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	—	—
Series 2006-SA4, Class 2A1, 5.49%, 11/25/2036 (j)	354	299
SG Residential Mortgage Trust Series 2022-2, Class A2, 5.35%, 8/25/2062 (a) (j)	4,350	4,343
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, 2.92%, 9/27/2049 (a) (j)	616	609
Series 2022-2, Class A1, 3.16%, 2/25/2067 (a) (j)	3,538	3,399
Series 2022-4, Class A1, 5.19%, 5/25/2067 (a) (k)	9,947	9,922
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 5.44%, 5/25/2058 (a) (j)	3,417	3,491
Verus Securitization Trust
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (j)	7,888	6,933
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (k)	2,660	2,648
Series 2023-INV1, Class A1, 6.00%, 2/25/2068 (a) (k)	3,382	3,384
Series 2024-7, Class A1, 5.10%, 9/25/2069 (a) (j)	8,140	8,128
Visio Trust Series 2022-1, Class A1, 5.76%, 8/25/2057 (a) (k)	1,182	1,177
Vista Point Securitization Trust Series 2020-2, Class A1, 1.47%, 4/25/2065 (a) (j)	1,919	1,847
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 1A8, 5.50%, 10/25/2035	51	44
Total Collateralized Mortgage Obligations (Cost $497,217)		501,514
Convertible Bonds — 3.0%
Aerospace & Defense — 0.0% ^
MTU Aero Engines AG (Germany) Series MTX, 0.05%, 3/18/2027 (g)	2,800	3,742
Air Freight & Logistics — 0.0% ^
ZTO Express Cayman, Inc. (China) 1.50%, 9/1/2027	1,454	1,448
Automobile Components — 0.0% ^
Pirelli & C SpA (Italy) Zero Coupon, 12/22/2025 (g)	2,300	2,801
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	9,331	9,413
Winnebago Industries, Inc. 3.25%, 1/15/2030	1,380	1,231
		10,644
Banks — 0.2%
Barclays Bank plc (United Kingdom) Series MSFT, 1.00%, 2/16/2029	11,518	12,902
BofA Finance LLC 0.60%, 5/25/2027	7,885	7,751
Morgan Stanley Finance LLC Series 0001, Zero Coupon, 3/21/2028	3,000	3,331
		23,984
Beverages — 0.1%
Davide Campari-Milano NV (Italy) 2.38%, 1/17/2029 (g)	7,100	8,145
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	6,774	6,419
Exact Sciences Corp. 0.38%, 3/1/2028	4,466	4,039
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	7,239	8,132
		18,590
Broadline Retail — 0.1%
JD.com, Inc. (China) 0.25%, 6/1/2029	793	809
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	9,042	8,306
		9,115
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	77

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Capital Markets — 0.1%
Cara Obligations SAS (France) 1.50%, 12/1/2030 (g)	3,100	3,923
Orpar SA (France) 2.00%, 2/7/2031 (g)	4,700	5,260
		9,183
Chemicals — 0.1%
Kansai Paint Co. Ltd. (Japan) Zero Coupon, 3/8/2029 (g)	820,000	6,010
Communications Equipment — 0.1%
Lumentum Holdings, Inc. 0.50%, 6/15/2028	7,105	8,576
Diversified Telecommunication Services — 0.0% ^
Cellnex Telecom SA (Spain) 0.50%, 7/5/2028 (g)	3,800	4,653
Electrical Equipment — 0.1%
Schneider Electric SE Series SUFP, 1.63%, 6/28/2031 (g)	8,200	9,996
Electronic Equipment, Instruments & Components — 0.1%
Ibiden Co. Ltd. (Japan) Zero Coupon, 3/14/2031 (g)	370,000	2,845
Itron, Inc. Zero Coupon, 3/15/2026	1,431	1,518
Taiyo Yuden Co. Ltd. (Japan) Zero Coupon, 10/18/2030 (g)	740,000	5,194
		9,557
Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.88%, 1/15/2030 (a)	7,792	8,724
Financial Services — 0.4%
Affirm Holdings, Inc. 0.75%, 12/15/2029 (a)	4,459	5,348
Block, Inc. Zero Coupon, 5/1/2026	5,295	5,109
Citigroup Global Markets Funding Luxembourg SCA Zero Coupon, 3/15/2028 (g)	5,700	7,171
Citigroup Global Markets Holdings, Inc.
1.00%, 4/9/2029 (g)	5,400	6,043
0.80%, 2/5/2030 (g)	8,000	9,658
Global Payments, Inc. 1.50%, 3/1/2031	1,645	1,529
Shift4 Payments, Inc. 0.50%, 8/1/2027	1,278	1,312
		36,170
Health Care Equipment & Supplies — 0.1%
Dexcom, Inc. 0.38%, 5/15/2028	8,714	8,025
Envista Holdings Corp. 1.75%, 8/15/2028	4,201	3,958
		11,983
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 0.0% ^
Fresenius SE & Co. KGaA (Germany) 0.00%, 3/11/2028 (g)	2,600	3,062
Hotels, Restaurants & Leisure — 0.1%
Airbnb, Inc. Zero Coupon, 3/15/2026	7,571	7,370
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	5,066	4,650
Wynn Macau Ltd. (Macau) 4.50%, 3/7/2029 (a)	2,305	2,442
		14,462
Household Durables — 0.0% ^
Meritage Homes Corp. 1.75%, 5/15/2028	1,561	1,625
Industrial REITs — 0.1%
Rexford Industrial Realty LP 4.13%, 3/15/2029 (a)	4,984	4,985
Interactive Media & Services — 0.1%
Snap, Inc.
0.75%, 8/1/2026	3,508	3,386
0.50%, 5/1/2030	2,659	2,210
		5,596
IT Services — 0.1%
Akamai Technologies, Inc. 1.13%, 2/15/2029	5,594	5,303
Okta, Inc. 0.13%, 9/1/2025	3,470	3,453
Shopify, Inc. (Canada) 0.13%, 11/1/2025	3,227	3,374
		12,130
Life Sciences Tools & Services — 0.0% ^
QIAGEN NV 2.50%, 9/10/2031 (g)	3,000	3,150
Machinery — 0.0% ^
Daifuku Co. Ltd. (Japan) Series 2028, Zero Coupon, 9/14/2028 (g)	140,000	1,343
Media — 0.0% ^
EchoStar Corp. 3.88% (PIK), 11/30/2030 (b)	237	480
Metals & Mining — 0.1%
JFE Holdings, Inc. (Japan) Zero Coupon, 9/28/2028 (g)	740,000	5,033
Oil, Gas & Consumable Fuels — 0.1%
Eni SpA (Italy) 2.95%, 9/14/2030 (g)	6,500	7,945
Passenger Airlines — 0.0% ^
ANA Holdings, Inc. (Japan) Zero Coupon, 12/10/2031 (g)	400,000	3,068
Pharmaceuticals — 0.0% ^
Jazz Investments I Ltd. 2.00%, 6/15/2026	2,595	2,721
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Professional Services — 0.0% ^
Parsons Corp. 2.63%, 3/1/2029	3,855	4,292
Real Estate Management & Development — 0.0% ^
LEG Immobilien SE (Germany) 0.40%, 6/30/2028 (g)	700	756
Retail REITs — 0.0% ^
Federal Realty OP LP 3.25%, 1/15/2029 (a)	1,560	1,569
Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc. 0.75%, 6/1/2030	8,573	8,338
MKS, Inc. 1.25%, 6/1/2030	1,647	1,650
ON Semiconductor Corp. 0.50%, 3/1/2029	9,143	8,434
Rohm Co. Ltd. (Japan) Zero Coupon, 4/24/2029 (g)	600,000	4,236
STMicroelectronics NV (Singapore) Series B, Zero Coupon, 8/4/2027 (g)	5,400	5,231
		27,889
Software — 0.3%
Bentley Systems, Inc. 0.13%, 1/15/2026	6,487	6,480
BILL Holdings, Inc. Zero Coupon, 4/1/2030 (a)	4,141	3,553
Datadog, Inc. Zero Coupon, 12/1/2029 (a)	13,337	12,883
Dropbox, Inc. Zero Coupon, 3/1/2026	2,842	2,801
Unity Software, Inc. Zero Coupon, 11/15/2026	3,768	3,542
Workiva, Inc. 1.25%, 8/15/2028	1,325	1,283
		30,542
Total Convertible Bonds (Cost $296,373)		313,969
Mortgage-Backed Securities — 2.9%
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 9/25/2055 (l) (Cost $305,058)	299,000	305,447
U.S. Treasury Obligations — 1.0%
U.S. Treasury Notes 4.25%, 8/15/2035 (Cost $100,973)	101,200	101,405
Loan Assignments — 0.6% (m)
Aerospace & Defense — 0.0% ^
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/15/2027 (c)	233	234
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (c)	426	426
		660
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — 0.1%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.41%, 1/31/2031 (c) (n)	3,062	3,064
DexKo Global, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 10/4/2028 (c)	998	973
		4,037
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (c)	852	853
Broadline Retail — 0.0% ^
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 10.31%, 10/1/2027 (c)	99	99
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.20%, 10/1/2027 (c)	233	217
		316
Building Products — 0.0% ^
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029 (c)	811	811
Chemicals — 0.1%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 6/12/2031 (c)	1,474	1,475
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030 (c) (n)	1,790	1,639
Venator Materials LLC, 1st Lien Term Loan
14.32%, 1/16/2026 (j)	378	359
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.32%, 10/12/2028 (b) (c)	618	433
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.29%, 7/16/2026 (b) (c)	378	359
		4,265
Commercial Services & Supplies — 0.1%
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 1/3/2029 (c)	477	476
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	79

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — continued
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/31/2031 (c)	265	264
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 5/13/2030 (c)	416	417
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.68%, 6/9/2028 (c)	462	458
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 2/1/2029 (c)	616	615
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.80%, 1/31/2030 (c)	343	343
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 5/6/2032 (c)	2,652	2,654
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.00%), 6.13%, 10/15/2030 (c)	485	484
		5,711
Construction & Engineering — 0.0% ^
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 6/23/2028 (c)	770	755
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/21/2028 (c)	808	812
		1,567
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (b) (c)	3,990	884
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (b) (c)	2,874	1,961
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% + 0.10% (CAS)), 15.83%, 6/30/2026 ‡ (b) (c)	85	86
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.81%, 1/2/2029 ‡ (b) (c)	708	708
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.81%, 1/2/2029 ‡ (b) (c)	786	786
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/29/2032 (c)	211	211
		4,636
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027 (c)	984	985
Ring Container Technologies Group LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 8/14/2028 (c)	434	436
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (c)	585	558
		1,979
Diversified Consumer Services — 0.0% ^
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 2/12/2029 (c)	740	729
Diversified Telecommunication Services — 0.0% ^
Altice Financing SA, 1st Lien Term Loan (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 9.32%, 10/29/2027 (c)	674	582
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 9.82%, 8/15/2028 (c)	282	258
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.63%, 4/16/2029 (c)	744	739
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.82%, 4/15/2030 (c)	322	320
		1,899
Electric Utilities — 0.0% ^
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.45%, 12/15/2027 (c)	788	787
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.10%, 3/2/2027 (c)	1,148	1,148
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.78%, 12/2/2031 (c)	997	996
WMG Acquisition Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.21%, 1/24/2031 (c)	1,178	1,179
		2,175
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (c)	636	636
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (c)	195	195
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.07%, 6/30/2028 (c)	1,497	1,276
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 8.07%, 6/30/2028 (c)	294	251
		2,358
Health Care Equipment & Supplies — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.42%, 11/8/2027 (c)	49	50
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 1/15/2031 (c)	717	717
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/23/2028 (c)	368	368
		1,135
Health Care Providers & Services — 0.0% ^
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (c)	155	156
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/15/2031 (c) (n)	355	356
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (c)	973	973
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (c)	39	39
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.43%, 6/28/2028 (c)	1,340	1,294
		2,818
Hotels, Restaurants & Leisure — 0.0% ^
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/3/2028 (c)	916	916
Household Durables — 0.0% ^
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (Canada) (12-MONTH CME TERM SOFR + 4.00%), 7.87%, 8/15/2028 (c)	329	329
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.67%, 8/21/2028 (c)	612	611
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 7/30/2027 (c)	340	340
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.68%, 1/31/2028 (c)	535	520
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030 (c) (n)	1,396	1,398
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 11/21/2029 (c)	412	411
		3,280
IT Services — 0.0% ^
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 12/6/2027 (c)	194	194
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 10/31/2030 (c)	405	403
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/15/2029 (c)	232	231
		828
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (h) (j)	2,243	22
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	81

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Machinery — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (6-MONTH CME TERM SOFR + 3.00%), 7.20%, 4/30/2030 (c)	357	358
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.28%, 8/23/2028 (c)	571	570
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028 (c)	995	991
DIRECTV Financing LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.57%, 8/2/2027 (c)	31	31
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.83%, 11/30/2029 (c)	174	168
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 10.21%, 5/1/2029 (c)	1,687	1,416
		3,176
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/2/2026 (c)	183	183
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/22/2030 (c)	254	254
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 6.06%, 2/15/2030 (c)	563	561
		998
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/17/2028 (c)	589	386
Pharmaceuticals — 0.0% ^
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 5/5/2028 (c)	369	369
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Professional Services — 0.0% ^
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.31%, 8/1/2029 (c)	1,023	1,027
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031 (c)	1,516	1,516
		2,543
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.58%, 2/1/2030 (c)	251	237
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/15/2029 (c)	259	259
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.32%, 2/16/2029 (c)	220	198
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.07%, 7/16/2031 (c)	747	746
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 8/31/2028 (c)	550	553
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.56%, 4/24/2028 (c)	279	279
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%; 12-MONTH CME TERM SOFR + 3.75% + 3.75%), 8.06%, 5/12/2028 (c)	936	878
Thoughtworks, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 7.06%, 3/24/2028 (c)	181	177
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031 (c)	1,165	1,163
		4,253
Specialty Retail — 0.1%
Claire's Boutiques, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.25% (PIK)), 11.60%, 5/15/2026 ‡ (b) (c)	2,210	751
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50% (PIK) + 0.10% (CAS)), 10.73%, 12/18/2026 ‡ (b) (c)	7,660	—
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.18%, 3/9/2028 (c)	612	210
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (c)	814	811
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (c)	1,379	1,327
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50% + 0.11% (CAS)), 11.62%, 6/29/2028 (c)	90	83
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 10.05%, 8/23/2029 (c)	1,144	1,047
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (c)	648	649
		4,878
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 4/30/2032 (c) (n)	185	187
Total Loan Assignments (Cost $75,533)		60,644
Asset-Backed Securities — 0.3%
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042 (k)	784	691
Carrington Mortgage Loan Trust Series 2006-NC1, Class M2, 5.07%, 1/25/2036 (j)	18,441	16,247
Fremont Home Loan Trust Series 2006-1, Class 1A1, 4.75%, 4/25/2036 (j)	—	—
GSAMP Trust
Series 2006-FM3, Class A1, 4.72%, 11/25/2036 (j)	—	—
Series 2007-HE1, Class A2C, 4.74%, 3/25/2047 (j)	8,057	7,525
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M2, 4.67%, 11/25/2034 (j)	284	278
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 4.83%, 11/25/2033 (j)	—	—
Series 2005-1, Class M6, 5.64%, 3/25/2035 (j)	3,955	3,705
Option One Mortgage Loan Trust Series 2004-3, Class M2, 5.29%, 11/25/2034 (j)	352	371
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RAMP Trust Series 2005-EFC6, Class M4, 5.32%, 11/25/2035 (j)	2,540	2,425
Saxon Asset Securities Trust Series 2002-3, Class AF6, 5.41%, 5/25/2031 (k)	481	485
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 4.72%, 9/25/2036 (j)	—	—
Series 2006-WM2, Class A2A, 4.76%, 9/25/2036 (j)	—	—
Terwin Mortgage Trust Series 2006-3, Class 2A2, 4.86%, 4/25/2037 (a) (j)	815	797
Total Asset-Backed Securities (Cost $32,484)		32,524
U.S. Government Agency Securities — 0.2%
Farm Credit Bank of Texas (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 5.70%, 9/15/2025 (a) (c) (Cost $18,559)	18,555	18,557
	SHARES (000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	1	15
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	21,191,575	21
MYT Holding LLC ‡ *	1,412	353
NMG Parent LLC, Escrow ‡ *	47	586
		960
Chemicals — 0.0% ^
Venator Materials plc ‡ *	—	55
Commercial Services & Supplies — 0.0% ^
Remington LLC ‡ *	10,425	—
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	19	375
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	36	622
Health Care Providers & Services — 0.1%
International Oncology Care, Inc. ‡ *	158	2,386
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	22	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	83

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 0.0% ^
iHeartMedia, Inc., Class A *	71	151
SES SA (Luxembourg) ‡ *	129	1,651
		1,802
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	2	361
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	5	470
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o)	6	—
NMG, Inc. ‡ *	5	64
Rite Aid ‡ *	1	— (i)
Serta Simmons Bedding LLC *	22	215
		279
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	130	—
Total Common Stocks (Cost $8,299)		7,325
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046 (a) (j) (Cost $3,553)	3,555	3,350
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,224	2,687
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ (o)	6	—
Total Preferred Stocks (Cost $10,148)		2,687
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Expand Energy Corp. expiring 2/9/2026, price 29.99 USD (United States) * (Cost $— (i))	—	—
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 46.5%
Investment Companies — 45.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (p) (q) (Cost $4,757,168)	4,756,131	4,757,558
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.6%
BofA Securities, Inc., 4.76%, dated 8/29/2025, due 12/8/2025, repurchase price $65,816, collateralized by Asset-Backed Securities, 0.00% - 11.30%, due 4/20/2027 - 12/8/2045, Collateralized Mortgage Obligations, 0.00% - 6.43%, due 5/25/2030 - 7/25/2065, Corporate Notes & Bonds, 0.00%, due 8/1/2034, FNMA, 4.75% - 16.21%, due 1/25/2040 - 3/25/2058 and Sovereign Government Securities, 0.00%, due 5/17/2035 with the value of $70,494. (Cost $65,000)	65,000	65,000
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.29%, 9/23/2025 (r) (s) (Cost $23,299)	23,360	23,302
Total Short-Term Investments (Cost $4,845,467)		4,845,860
Total Investments — 102.9% (Cost $10,702,554)		10,725,926
Liabilities in Excess of Other Assets — (2.9)%		(298,863)
NET ASSETS — 100.0%		10,427,063

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	August 31, 2025

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $108,230 or 1.04% of the
Fund’s net assets as of August 31, 2025.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(g)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(h)	Defaulted security.
(i)	Value is zero.
(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(k)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of August 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2025.
(r)	The rate shown is the effective yield as of August 31, 2025.
(s)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 9/25/2055 (a)	(46,000)	(36,522)
TBA, 5.00%, 9/25/2055 (a)	(437,000)	(430,938)
TBA, 5.50%, 9/25/2055 (a)	(276,000)	(277,554)
(Proceeds received of $742,734)		(745,014)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	85

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	5,176	12/31/2025	USD	1,079,641	776
U.S. Treasury 5 Year Note	3,843	12/31/2025	USD	420,809	688
					1,464
Short Contracts
U.S. Treasury 10 Year Note	(1,436)	12/19/2025	USD	(161,572)	(437)
U.S. Treasury Ultra Bond	(2,000)	12/19/2025	USD	(232,813)	777
U.S. Treasury 5 Year Note	(12)	12/31/2025	USD	(1,314)	(5)
					335
					1,799

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	63,001	USD	73,220	State Street Corp.	9/3/2025	485
JPY	3,936,773	USD	26,695	Goldman Sachs International	9/3/2025	94
JPY	193,900	USD	1,318	HSBC Bank, NA	9/3/2025	2
USD	70,436	EUR	59,718	Merrill Lynch International	9/3/2025	571
USD	27,337	JPY	3,984,743	HSBC Bank, NA	9/3/2025	222
Total unrealized appreciation						1,374
USD	3,831	EUR	3,282	HSBC Bank, NA	9/3/2025	(9)
USD	991	JPY	145,930	Morgan Stanley	9/3/2025	(2)
USD	73,358	EUR	63,001	State Street Corp.	10/2/2025	(484)
USD	26,781	JPY	3,936,773	Goldman Sachs International	10/2/2025	(94)
USD	996	JPY	146,527	HSBC Bank, NA	10/2/2025	(4)
Total unrealized depreciation						(593)
Net unrealized appreciation						781

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	August 31, 2025

Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.61	USD14,170	2,772	(2,572)	200
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.61	USD6,970	1,309	(1,211)	98
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.61	USD13,370	3,973	(3,785)	188
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.61	USD6,600	1,840	(1,747)	93
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.61	USD13,230	3,366	(3,180)	186
							13,260	(12,495)	765

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
ABX	Asset-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.42-V1	1.00	Quarterly	12/20/2029	1.27	USD 91,630	2,102	(1,322)	780
CDX.NA.EM.43-V1	1.00	Quarterly	6/20/2030	1.45	USD 45,550	1,989	(1,203)	786
Kohl's Corp., 3.38%, 05/01/2031	1.00	Quarterly	6/20/2027	2.38	USD 9,220	561	(361)	200
						4,652	(2,886)	1,766
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 37,000	(1,821)	(1,209)	(3,030)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 44,880	(2,198)	(1,478)	(3,676)
CDX.NA.IG.43-V1	1.00	Quarterly	12/20/2029	0.45	USD 45,555	(847)	(238)	(1,085)
CDX.NA.IG.44-V1	1.00	Quarterly	6/20/2030	0.51	USD 45,800	(701)	(378)	(1,079)
CDX.NA.IG.44-V1	1.00	Quarterly	6/20/2030	0.51	USD 365,700	(6,653)	(1,965)	(8,618)
iTraxx.Europe.Main.43-V1	1.00	Quarterly	6/20/2030	0.56	EUR 116,850	(2,380)	(652)	(3,032)
						(14,600)	(5,920)	(20,520)
						(9,948)	(8,806)	(18,754)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	87

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Kohl's Corp., 3.38%, 05/01/2031	1.00	Quarterly	6/20/2030	6.45	USD9,220	(2,278)	407	(1,871)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2025 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	13,260	765
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	August 31, 2025

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 40.3%
Aerospace & Defense — 0.2%
ATI, Inc. 5.13%, 10/1/2031	250	244
Boeing Co. (The)
3.25%, 2/1/2035	120	102
5.71%, 5/1/2040	415	417
3.85%, 11/1/2048	375	269
3.95%, 8/1/2059	784	540
Bombardier, Inc. (Canada)
7.25%, 7/1/2031 (a)	200	211
7.00%, 6/1/2032 (a)	24	25
6.75%, 6/15/2033 (a)	30	31
General Electric Co. 4.13%, 9/19/2035 (b)	116	142
Rolls-Royce plc (United Kingdom) 4.63%, 2/16/2026 (a)	110	129
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	20	21
TransDigm, Inc.
6.38%, 3/1/2029 (a)	31	32
6.63%, 3/1/2032 (a)	32	33
		2,196
Automobile Components — 0.5%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	25	26
8.25%, 4/15/2031 (a)	260	274
7.50%, 2/15/2033 (a)	74	77
Adler Pelzer Holding GmbH (Germany) 9.50%, 4/1/2027 (a)	206	239
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	130	131
3.75%, 1/30/2031 (a)	305	282
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	200	201
Clarios Global LP
8.50%, 5/15/2027 (a)	165	166
6.75%, 2/15/2030 (a)	68	71
Cooper-Standard Automotive, Inc. 5.63% (Cash), 5/15/2027 (a) (c)	396	364
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	125	109
Forvia SE (France)
2.38%, 6/15/2027 (b)	300	345
5.63%, 6/15/2030 (b)	450	540
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	195	189
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
6.63%, 7/15/2030	95	97
Grupo Antolin Irausa SA (Spain)
3.50%, 4/30/2028 (a)	168	147
10.38%, 1/30/2030 (a)	102	89
IHO Verwaltungs GmbH (Germany)
8.75% (Cash), 5/15/2028 (a) (c)	185	226
8.75% (Cash), 5/15/2028 (b) (c) (d)	130	159
7.00% (Cash), 11/15/2031 (a) (c)	230	289
7.00% (Cash), 11/15/2031 (b) (c)	225	283
Schaeffler AG (Germany) 5.38%, 4/1/2031 (b)	300	365
Valeo SE (France) 4.50%, 4/11/2030 (b)	200	235
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (b)	200	232
2.50%, 10/23/2027 (b)	700	783
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (b)	100	111
		6,030
Automobiles — 0.6%
Hyundai Capital America
1.30%, 1/8/2026 (a)	430	425
3.50%, 11/2/2026 (a)	2,180	2,157
6.50%, 1/16/2029 (a)	280	297
5.40%, 1/8/2031 (a)	1,000	1,032
RCI Banque SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.20%), 4.75%, 3/24/2037 (b) (e)	500	592
Renault SA (France) 2.50%, 6/2/2027 (b)	800	930
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	431	437
6.45%, 3/18/2035 (a)	620	625
Volkswagen Group of America Finance LLC (Germany) 5.80%, 3/27/2035 (a)	200	204
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (b) (e) (f) (g)	600	711
		7,410
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	89

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 10.6%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (e) (f) (g) (h)	400	468
4.80%, 4/18/2026 (a)	800	801
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (e)	335	356
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (e)	200	208
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	2,200	2,432
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	1,000	1,107
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (e) (f) (g) (h)	600	753
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (e) (f) (g) (h)	1,000	1,179
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	525	526
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	2,485	2,428
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	440	451
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	1,225	1,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (e) (f) (g)	541	557
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (e) (f) (g)	1,160	1,161
(SOFR + 1.22%), 2.30%, 7/21/2032 (e)	399	352
(SOFR + 1.21%), 2.57%, 10/20/2032 (e)	2,700	2,410
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.91%), 5.43%, 8/15/2035 (e)	1,590	1,600
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	519	535
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (e)	1,499	1,384
(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	740	533
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (e) (h)	430	413
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (e) (h)	2,100	1,981
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	1,245	1,258
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (e) (f) (g) (h)	1,430	1,519
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (e) (f) (g) (h)	1,485	1,560
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (e) (f) (g) (h)	1,000	1,287
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (e)	830	865
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (e)	1,965	2,002
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (e)	2,703	2,716
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (e)	300	292
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (e)	1,060	936
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (e)	2,210	2,440
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (e)	590	621
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
CaixaBank SA (Spain)
(EURIBOR 3 Month + 1.95%), 5.13%, 7/19/2034 (b) (e)	1,800	2,319
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (e)	1,310	1,450
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (e)	1,460	1,538
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (g)	550	545
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	2,521	2,492
(SOFR + 1.55%), 5.61%, 9/29/2026 (e)	1,557	1,558
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (e)	1,225	1,218
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	3,220	3,171
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (e) (f) (g)	1,575	1,613
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (e) (f) (g)	710	716
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.87%, 8/15/2030 (e) (f) (g)	590	600
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	1,695	1,703
(SOFR + 1.18%), 2.52%, 11/3/2032 (e)	920	814
(SOFR + 2.06%), 5.83%, 2/13/2035 (e)	1,015	1,044
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (e)	497	584
Commerzbank AG (Germany)
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (b) (e)	200	234
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (e) (f) (g) (h)	200	263
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Cooperatieve Rabobank UA (Netherlands)
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (e) (f) (g) (h)	1,600	1,875
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (e)	1,720	1,704
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (e)	302	298
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (b) (e) (f) (g) (h)	500	614
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (e)	710	749
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (e)	1,085	1,127
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (e)	482	482
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (e)	701	700
HSBC Holdings plc (United Kingdom)
(SOFR + 2.61%), 5.21%, 8/11/2028 (e)	2,565	2,606
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	2,575	2,459
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (e)	666	655
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	1,794	1,664
(SOFR + 2.39%), 6.25%, 3/9/2034 (e)	720	778
ING Groep NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (e) (f) (g) (h)	1,488	1,490
Intesa Sanpaolo SpA (Italy)
7.00%, 11/21/2025 (a)	256	257
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (e) (f) (g) (h)	862	1,060
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	91

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (e) (f) (g) (h)	440	541
6.63%, 6/20/2033 (a)	3,845	4,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (e)	1,485	1,221
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (e) (f) (g) (h)	1,400	1,828
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (e)	440	455
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (e)	989	1,062
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (e)	1,360	1,379
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g) (h)	756	757
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	440	487
NatWest Markets plc (United Kingdom) 5.02%, 3/21/2030 (a)	200	206
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (f) (g)	1,278	1,236
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	510	516
(SOFR + 1.90%), 5.68%, 1/22/2035 (e)	255	266
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	145	147
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	1,400	1,370
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	2,100	2,200
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (e) (f) (g) (h)	1,000	1,101
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (e) (f) (g) (h)	2,350	2,425
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (e) (f) (g) (h)	452	416
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (e)	900	940
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (e)	700	748
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (e)	338	339
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (e) (f) (g) (h)	2,400	2,245
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (e)	245	262
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	1,047	1,054
(SOFR + 2.36%), 5.87%, 6/8/2034 (e)	859	903
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	195	203
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (e)	720	707
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (e) (f) (g) (h)	500	586
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (b) (e)	781	959
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (b) (e)	500	582
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (e)	2,114	1,941
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (e)	285	297
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	1,410	1,395
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	2,720	2,820
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (e) (f) (g)	740	775
(SOFR + 1.11%), 5.24%, 1/24/2031 (e)	1,045	1,079
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	2,798	2,905
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	1,160	1,197
(SOFR + 1.74%), 5.60%, 4/23/2036 (e)	2,000	2,076
Westpac Banking Corp. (Australia) (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e) (h)	250	249
		124,866
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	126	127
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	85	85
		212
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	580	591
4.70%, 5/14/2045	417	374
4.25%, 11/21/2049	3,295	2,685
Gilead Sciences, Inc. 5.55%, 10/15/2053	1,122	1,097
Grifols SA (Spain) 3.88%, 10/15/2028 (b)	130	148
		4,895
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Broadline Retail — 0.0% ^
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	95	95
SGUS LLC 11.00%, 12/15/2029 (a)	27	23
Shutterfly Finance LLC
8.50%, 10/1/2027 (a)	87	82
9.75%, 10/1/2027 (a)	25	25
Wayfair LLC
7.25%, 10/31/2029 (a)	177	180
7.75%, 9/15/2030 (a)	93	96
		501
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	270	254
6.38%, 3/1/2034 (a)	25	26
6.75%, 5/15/2035 (a)	108	113
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	143	175
6.38%, 12/15/2030 (b)	140	171
6.63%, 12/15/2030 (a)	350	360
6.75%, 7/15/2031 (a)	22	23
Griffon Corp. 5.75%, 3/1/2028	425	424
JELD-WEN, Inc. 7.00%, 9/1/2032 (a)	220	190
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	30	30
6.13%, 7/31/2032 (a)	48	49
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	313	324
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	35	34
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	106	109
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	18	18
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	90	89
		2,389
Capital Markets — 3.9%
CFAMC III Co. Ltd. (China) 4.25%, 11/7/2027 (b)	880	870
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	195	185
Deutsche Bank AG (Germany)
(SOFR + 2.26%), 3.74%, 1/7/2033 (e)	1,206	1,105
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	93

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 2.05%), 5.40%, 9/11/2035 (e)	1,970	1,984
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (f) (g)	1,118	1,097
(SOFR + 0.80%), 1.43%, 3/9/2027 (e)	2,330	2,294
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	1,270	1,240
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (e) (f) (g)	1,195	1,254
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (e) (f) (g)	448	461
(SOFR + 1.14%), 4.69%, 10/23/2030 (e)	400	404
(SOFR + 1.08%), 5.21%, 1/28/2031 (e)	700	721
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	725	749
(SOFR + 1.28%), 2.62%, 4/22/2032 (e)	3,130	2,825
(SOFR + 1.26%), 2.65%, 10/21/2032 (e)	1,525	1,364
(SOFR + 1.41%), 3.10%, 2/24/2033 (e)	2,540	2,310
(SOFR + 1.42%), 5.02%, 10/23/2035 (e)	375	373
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (e)	2,660	2,610
(SOFR + 1.61%), 4.21%, 4/20/2028 (e)	288	288
3.59%, 7/22/2028 (d)	2,210	2,183
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	4,130	4,218
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	760	777
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	2,860	2,951
(SOFR + 1.10%), 4.65%, 10/18/2030 (e)	810	818
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.11%), 5.23%, 1/15/2031 (e)	1,320	1,363
(SOFR + 1.14%), 2.70%, 1/22/2031 (e)	1,560	1,454
(SOFR + 1.51%), 5.19%, 4/17/2031 (e)	925	954
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	159	141
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	1,070	1,090
(SOFR + 1.76%), 5.66%, 4/17/2036 (e)	737	767
(SOFR + 1.36%), 2.48%, 9/16/2036 (e)	360	312
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (f) (g)	248	257
UBS Group AG (Switzerland)
4.28%, 1/9/2028 (a)	2,840	2,837
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (e) (f) (g) (h)	940	1,030
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (e) (f) (g) (h)	818	961
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (e)	1,455	1,812
		46,059
Chemicals — 0.7%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (b)	1,180	1,028
ASK Chemicals Deutschland Holding GmbH (Germany) 10.00%, 11/15/2029 (a)	144	167
Avient Corp. 7.13%, 8/1/2030 (a)	15	15
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	570	406
CF Industries, Inc.
4.50%, 12/1/2026 (a)	835	836
4.95%, 6/1/2043	1,313	1,174
Chemours Co. (The)
5.75%, 11/15/2028 (a)	170	164
8.00%, 1/15/2033 (a)	107	105
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	226	219
Herens Midco SARL (Luxembourg)
5.25%, 5/15/2029 (a)	138	102
5.25%, 5/15/2029 (b)	100	74
INEOS Finance plc (Luxembourg)
6.63%, 5/15/2028 (b)	150	179
6.38%, 4/15/2029 (a)	123	144
7.50%, 4/15/2029 (a)	200	200
INEOS Quattro Finance 2 plc (United Kingdom) 6.75%, 4/15/2030 (a)	185	201
INEOS Styrolution Ludwigshafen GmbH (United Kingdom) 2.25%, 1/16/2027 (b)	300	342
Lune Holdings SARL (France) 5.63%, 11/15/2028 (a)	244	78
Monitchem HoldCo 3 SA (Luxembourg) 8.75%, 5/1/2028 (b)	100	118
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	248	249
4.25%, 5/15/2029 (a)	70	67
OCP SA (Morocco)
6.10%, 4/30/2030 (a)	503	518
6.88%, 4/25/2044 (b)	390	388
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	75	77
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	115	111
4.38%, 2/1/2032	555	512
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	43	43
5.63%, 8/15/2029 (a)	210	196
6.63%, 8/15/2032 (a)	77	77
		7,790
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	325	292
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	100	96
Amber Finco plc (United Kingdom)
6.63%, 7/15/2029 (a)	111	137
6.63%, 7/15/2029 (b)	250	308
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	40	38
4.75%, 10/15/2029 (a)	17	17
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85	84
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	95	92
CoreCivic, Inc. 8.25%, 4/15/2029	110	116
Garda World Security Corp. (Canada)
8.25%, 8/1/2032 (a)	50	52
8.38%, 11/15/2032 (a)	43	45
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	85	83
4.75%, 6/15/2029 (a)	75	74
Interface, Inc. 5.50%, 12/1/2028 (a)	35	35
Madison IAQ LLC 5.88%, 6/30/2029 (a)	105	104
Paprec Holding SA (France)
3.50%, 7/1/2028 (a)	164	192
3.50%, 7/1/2028 (b)	240	281
4.13%, 7/15/2030 (a)	111	131
Q-Park Holding I BV (Netherlands)
5.13%, 3/1/2029 (a)	209	252
5.13%, 3/1/2029 (b)	200	241
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	67	68
Verisure Holding AB (Sweden)
3.25%, 2/15/2027 (b)	400	466
5.50%, 5/15/2030 (a)	192	233
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (b)	480	564
5.25%, 2/15/2029 (a)	119	140
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	130	133
6.63%, 4/15/2030 (a)	23	24
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	80	83
		4,381
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	170	161
CommScope LLC 4.75%, 9/1/2029 (a)	200	198
		359
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	40	39
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	15	15
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	95

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — continued
Heathrow Funding Ltd. (United Kingdom)
1.13%, 10/8/2030 (b)	1,400	1,480
5.88%, 5/13/2041 (b)	500	641
Weekley Homes LLC 4.88%, 9/15/2028 (a)	125	122
		2,297
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (e) (f) (g)	1,054	1,047
Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	1,030	1,018
2.45%, 10/29/2026	193	189
5.75%, 6/6/2028	750	778
3.30%, 1/30/2032	835	765
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (e) (f) (g)	391	382
(SOFR + 1.79%), 5.67%, 4/25/2036 (e)	450	470
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	270	270
2.13%, 2/21/2026 (a)	41	41
6.38%, 5/4/2028 (a)	835	873
5.75%, 3/1/2029 (a)	3,565	3,689
5.75%, 11/15/2029 (a)	942	977
5.15%, 1/15/2030 (a)	1,970	2,000
5.38%, 5/30/2030 (a)	155	159
4.90%, 10/10/2030 (a)	1,875	1,882
Ford Motor Credit Co. LLC
4.95%, 5/28/2027	760	758
7.20%, 6/10/2030	809	860
4.00%, 11/13/2030	1,085	1,009
General Motors Financial Co., Inc.
2.35%, 1/8/2031	762	671
5.60%, 6/18/2031	540	558
5.45%, 9/6/2034	2,140	2,119
5.90%, 1/7/2035	1,545	1,569
OneMain Finance Corp.
3.88%, 9/15/2028	135	129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
5.38%, 11/15/2029	115	114
4.00%, 9/15/2030	10	9
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (b)	1,400	1,518
		22,807
Consumer Staples Distribution & Retail — 0.0% ^
Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	120	119
Bellis Acquisition Co. plc (United Kingdom) 8.00%, 7/1/2031 (a)	108	128
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	50	48
6.13%, 9/15/2032 (a)	20	21
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (i)	50	— (j)
8.00%, 11/15/2026 ‡ (i)	98	— (j)
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (e) (i)	16	— (j)
Series B, 15.00%, 8/30/2031 ‡ (i)	21	— (j)
Series A, 15.00%, 8/30/2031 ‡ (i)	45	— (j)
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	42	— (j)
US Foods, Inc. 4.75%, 2/15/2029 (a)	100	99
		415
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (b)	610	695
4.75%, 7/15/2027 (b)	100	56
5.25%, 8/15/2027 (a)	295	130
Ball Corp. 4.25%, 7/1/2032	240	286
Berry Global, Inc. 5.80%, 6/15/2031	1,760	1,864
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	180	185
Crown European Holdings SACA 4.50%, 1/15/2030 (a)	113	137
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	105	105
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	245	248
9.25%, 4/15/2027 (a)	150	149
OI European Group BV
6.25%, 5/15/2028 (a)	126	151
6.25%, 5/15/2028 (b)	100	120
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80	80
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (b) (i)	350	158
Silgan Holdings, Inc. 2.25%, 6/1/2028	400	454
TriMas Corp. 4.13%, 4/15/2029 (a)	115	111
		4,929
Distributors — 0.0% ^
Azelis Finance NV (Belgium) 5.75%, 3/15/2028 (b)	300	361
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	120	126
		487
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom)
5.25%, 11/4/2027 (a)	168	224
5.25%, 11/4/2027 (b)	140	187
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	83	88
		499
Diversified REITs — 0.0% ^
WP Carey, Inc.
2.40%, 2/1/2031	180	160
2.25%, 4/1/2033	367	304
		464
Diversified Telecommunication Services — 1.2%
Altice France SA (France)
5.88%, 2/1/2027 (b)	200	213
8.13%, 2/1/2027 (a)	205	190
3.38%, 1/15/2028 (b)	600	608
5.13%, 7/15/2029 (a)	300	257
AT&T, Inc.
3.50%, 9/15/2053	860	576
6.05%, 8/15/2056	660	664
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,370	2,358
5.00%, 2/1/2028 (a)	665	660
5.38%, 6/1/2029 (a)	65	64
4.75%, 3/1/2030 (a)	810	778
4.50%, 8/15/2030 (a)	360	341
4.25%, 2/1/2031 (a)	250	231
4.50%, 5/1/2032	70	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
eircom Finance DAC (Ireland) 5.75%, 12/15/2029 (b)	260	317
Fibercop SpA (Italy)
2.38%, 10/12/2027 (b)	210	242
7.75%, 1/24/2033	330	453
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	305	305
6.75%, 5/1/2029 (a)	145	146
GCI LLC 4.75%, 10/15/2028 (a)	260	253
Infrastrutture Wireless Italiane SpA (Italy) 1.63%, 10/21/2028 (b)	240	270
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (b)	335	397
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	47	47
7.00%, 3/31/2034 (a)	79	79
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (a)	100	117
4.00%, 9/18/2027 (b)	400	468
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	39	38
4.13%, 4/15/2030 (a)	327	321
Maya SAS (France)
5.63%, 10/15/2028 (a)	344	408
5.63%, 10/15/2028 (b)	560	665
6.88%, 4/15/2031 (a)	164	203
6.88%, 4/15/2031 (b)	400	495
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	76	76
Telecom Italia SpA (Italy) 7.88%, 7/31/2028 (b)	380	497
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	700	634
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (b)	135	152
		13,587
Electric Utilities — 3.9%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	930	730
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	205	210
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (a)	412	413
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	97

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Indiana LLC 5.40%, 4/1/2053	125	119
Duke Energy Ohio, Inc. 5.65%, 4/1/2053	44	43
Duke Energy Progress LLC 5.55%, 3/15/2055	33	32
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	540	475
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (e)	752	752
EDP SA (Portugal) Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (b) (e)	1,500	1,719
Electricite de France SA (France)
5.70%, 5/23/2028 (a)	245	253
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (b) (e) (f) (g)	400	514
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (e) (f) (g)	400	446
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,748
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (e)	1,058	1,065
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	1,135	1,113
2.50%, 7/12/2031 (a) (k)	316	282
5.00%, 6/15/2032 (a)	580	587
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (b) (e) (f) (g)	1,800	2,080
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (e)	965	1,005
Entergy Mississippi LLC 5.80%, 4/15/2055	112	112
Entergy Texas, Inc. 1.75%, 3/15/2031	385	336
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (e)	1,435	1,482
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	832	818
FirstEnergy Pennsylvania Electric Co. 5.20%, 4/1/2028 (a)	390	399
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	1,540	1,480
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
4.55%, 4/1/2049 (a)	663	550
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	1,855	1,743
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	5,248	4,660
MidAmerican Energy Co. 4.25%, 5/1/2046	350	290
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (e)	1,190	1,194
NextEra Energy Capital Holdings, Inc.
5.45%, 3/15/2035	1,590	1,625
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (e)	520	549
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (e)	545	560
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (e)	1,642	1,693
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (e)	190	199
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	105	99
5.25%, 6/15/2029 (a)	60	60
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360	356
6.15%, 1/15/2033	1,430	1,502
6.40%, 6/15/2033	1,270	1,349
6.00%, 8/15/2035	1,520	1,572
3.75%, 8/15/2042 (k)	1,215	887
4.60%, 6/15/2043	250	203
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (b)	366	288
PG&E Corp.
5.00%, 7/1/2028	20	20
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (e)	1,711	1,698
PPL Capital Funding, Inc.
5.25%, 9/1/2034	100	102
Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.22%, 3/30/2067 (e)	661	654
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	1,220	1,200
Series 13-A, 3.90%, 3/15/2043	214	164
3.65%, 2/1/2050	484	333
Trinidad Generation UnLtd. (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	351	368
Union Electric Co. 3.90%, 4/1/2052	260	197
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	1,031	1,021
4.30%, 7/15/2029 (a)	1,550	1,535
6.88%, 4/15/2032 (a)	252	264
6.00%, 4/15/2034 (a)	555	578
5.70%, 12/30/2034 (a)	240	245
		45,971
Electrical Equipment — 0.0% ^
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (b)	170	194
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (b)	530	619
Coherent Corp. 5.00%, 12/15/2029 (a)	601	591
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	290	267
		1,477
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	30	31
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	684	659
Noble Finance II LLC 8.00%, 4/15/2030 (a)	34	35
OEG Finance plc (United Kingdom) 7.25%, 9/27/2029 (b)	150	183
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	30	30
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	24	25
Transocean, Inc. 8.25%, 5/15/2029 (a)	35	34
Viridien (France) 8.50%, 10/15/2030 (a)	129	151
		1,148
Entertainment — 0.4%
Banijay Entertainment SAS (France)
7.00%, 5/1/2029 (a)	119	145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — continued
7.00%, 5/1/2029 (b)	200	243
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	25	25
7.00%, 8/1/2032 (a)	16	17
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	45	46
4.75%, 10/15/2027 (a)	255	253
Netflix, Inc.
4.88%, 4/15/2028	808	826
5.38%, 11/15/2029 (a)	1,351	1,416
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	660	655
5.40%, 6/12/2029	88	91
5.60%, 6/12/2034	352	365
Walt Disney Co. (The) 3.60%, 1/13/2051	740	543
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	110	95
WMG Acquisition Corp. 2.25%, 8/15/2031 (a)	110	120
		4,840
Financial Services — 0.2%
Block, Inc.
5.63%, 8/15/2030 (a)	29	30
6.50%, 5/15/2032	149	154
6.00%, 8/15/2033 (a)	23	24
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (e)	197	199
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	75	75
5.13%, 12/15/2030 (a)	75	76
7.13%, 2/1/2032 (a)	315	327
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	57	62
Paysafe Finance plc 3.00%, 6/15/2029 (a)	169	190
Progroup AG (Germany) 5.13%, 4/15/2029 (b)	300	353
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	94	97
6.38%, 8/1/2033 (a)	51	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	99

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Rocket Mortgage LLC 4.00%, 10/15/2033 (a)	190	171
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	166	172
		1,983
Food Products — 0.6%
Flora Food Management BV (Netherlands) 6.88%, 7/2/2029 (a)	219	256
JBS USA Holding Lux SARL
6.75%, 3/15/2034	1,175	1,289
5.50%, 1/15/2036 (a)	1,880	1,886
4.38%, 2/2/2052	397	303
7.25%, 11/15/2053	880	977
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	609	633
Mars, Inc.
5.20%, 3/1/2035 (a)	930	939
5.65%, 5/1/2045 (a)	213	210
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	205	204
		6,697
Gas Utilities — 0.1%
AmeriGas Partners LP 9.50%, 6/1/2030 (a)	60	63
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	240	161
UGI International LLC 2.50%, 12/1/2029 (a)	296	323
		547
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	356	354
8.25%, 1/15/2030 (a)	162	168
8.00%, 2/15/2031 (a)	15	15
Avis Budget Finance plc 7.25%, 7/31/2030 (a)	252	303
BCP V Modular Services Finance II plc (United Kingdom) 6.50%, 7/10/2031 (a)	165	181
Canadian Pacific Railway Co. (Canada) 3.50%, 5/1/2050	340	241
EC Finance plc (United Kingdom) 3.25%, 10/15/2026 (b) (k)	270	311
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	65	69
8.63%, 5/15/2032 (a)	65	70
8.00%, 3/15/2033 (a)	25	27
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	280	260
12.63%, 7/15/2029 (a)	163	169
Loxam SAS (France) 4.50%, 2/15/2027 (a)	171	202
Uber Technologies, Inc. 5.35%, 9/15/2054	150	141
XPO, Inc. 7.13%, 2/1/2032 (a)	215	225
		2,736
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 3.88%, 7/15/2028 (b)	400	467
Baxter International, Inc. 2.54%, 2/1/2032	366	319
Medline Borrower LP
6.25%, 4/1/2029 (a)	49	50
5.25%, 10/1/2029 (a)	70	69
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	175
		1,080
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	30	30
Cencora, Inc. 2.70%, 3/15/2031	3,002	2,751
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	210	202
6.13%, 4/1/2030 (a)	55	40
5.25%, 5/15/2030 (a)	285	255
4.75%, 2/15/2031 (a)	25	21
10.88%, 1/15/2032 (a)	57	60
DaVita, Inc.
4.63%, 6/1/2030 (a)	185	178
6.88%, 9/1/2032 (a)	221	229
Encompass Health Corp.
4.50%, 2/1/2028	15	15
4.63%, 4/1/2031	160	155
HCA, Inc.
5.20%, 6/1/2028	630	645
4.13%, 6/15/2029	1,570	1,555
5.75%, 3/1/2035	1,570	1,615
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.50%, 6/15/2047	66	61
5.25%, 6/15/2049	950	839
3.50%, 7/15/2051	480	315
4.63%, 3/15/2052	840	667
5.95%, 9/15/2054	1,135	1,087
6.20%, 3/1/2055	35	35
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	40	35
Phoenix PIB Dutch Finance BV (Germany) 4.88%, 7/10/2029 (b)	300	368
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	143	146
Tenet Healthcare Corp.
5.13%, 11/1/2027	30	30
6.13%, 6/15/2030	55	56
6.75%, 5/15/2031	361	375
		11,765
Health Care REITs — 0.3%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350	1,380
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	55	58
Ventas Realty LP 5.00%, 1/15/2035	740	732
Welltower OP LLC
2.80%, 6/1/2031	700	642
3.85%, 6/15/2032	410	391
		3,203
Health Care Technology — 0.1%
IQVIA, Inc.
2.25%, 1/15/2028 (b)	550	627
6.25%, 6/1/2032 (a)	137	141
		768
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	85	83
6.50%, 4/1/2032 (a)	325	334
6.50%, 6/15/2033 (a)	32	33
		450
Hotels, Restaurants & Leisure — 0.5%
888 Acquisitions Ltd. (United Kingdom) 7.56%, 7/15/2027 (a)	160	187
Acushnet Co. 7.38%, 10/15/2028 (a)	215	225
Bertrand Franchise Finance SAS (France) 6.50%, 7/18/2030 (b)	200	237
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	265	260
Brightstar Lottery plc 2.38%, 4/15/2028 (b)	300	344
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	140	145
6.50%, 2/15/2032 (a)	30	31
Carnival Corp.
6.00%, 5/1/2029 (a)	445	451
5.75%, 8/1/2032 (a)	159	161
6.13%, 2/15/2033 (a)	139	143
Carnival plc 4.13%, 7/15/2031 (a)	167	197
Cirsa Finance International SARL (Spain) 4.50%, 3/15/2027 (b)	500	585
eDreams ODIGEO SA (Spain) 4.88%, 12/30/2030 (a)	122	144
Essendi SA (Luxembourg) 6.38%, 10/15/2029 (b)	300	371
Hilton Domestic Operating Co., Inc.
5.88%, 3/15/2033 (a)	47	48
5.75%, 9/15/2033 (a)	98	99
Lottomatica Group Spa (Italy) 4.88%, 1/31/2031 (a)	149	178
Marriott International, Inc. 5.35%, 3/15/2035	500	505
MGM Resorts International
5.50%, 4/15/2027	25	25
6.13%, 9/15/2029	234	239
Pinnacle Bidco plc (United Kingdom)
8.25%, 10/11/2028 (a)	164	201
8.25%, 10/11/2028 (b)	100	123
Punch Finance plc (United Kingdom) 7.88%, 12/30/2030 (a)	115	160
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	42	43
6.25%, 3/15/2032 (a)	25	26
6.00%, 2/1/2033 (a)	52	53
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	155	154
6.50%, 10/1/2028	145	146
6.63%, 5/1/2032 (a)	100	102
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	123	127
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	101

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	105	105
6.25%, 3/15/2033 (a)	150	152
		5,967
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	131	100
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	50	53
6.63%, 9/15/2029	295	296
6.38%, 5/15/2030	40	40
6.63%, 5/15/2032	25	24
7.00%, 4/1/2046 (k)	30	26
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	135	130
3.88%, 10/15/2031 (a)	250	229
Versuni Group BV (Netherlands) 3.13%, 6/15/2028 (a)	100	113
		1,011
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	50	50
4.13%, 10/15/2030	210	199
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	410	403
		652
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 3.95%, 7/15/2030 (a)	768	741
Calpine Corp. 5.00%, 2/1/2031 (a)	235	233
Constellation Energy Generation LLC 5.60%, 6/15/2042	289	284
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	825	848
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	627	666
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (e) (f) (g)	115	117
		2,889
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 0.5%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (e)	600	610
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (3-MONTH SOFR + 4.92%), 5.63%, 6/24/2046 (b) (e)	1,770	1,777
Generali (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (e)	400	492
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,403
9.25%, 4/8/2038 (a)	380	451
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	620	603
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (e)	720	757
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (e)	200	200
		6,293
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.45%, 8/15/2052	399	333
5.40%, 8/15/2054	1,095	1,050
Snap, Inc. 6.88%, 3/1/2033 (a)	32	32
		1,415
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	380	379
4.50%, 10/4/2034	520	508
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	143	143
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	180	175
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	125	120
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	119	119
9.00%, 2/1/2031 (a)	112	111
		1,555
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	55	57
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.1%
Alstom SA (France) (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (b) (e) (f) (g)	300	371
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	130	136
Enpro, Inc. 6.13%, 6/1/2033 (a)	23	24
Terex Corp.
5.00%, 5/15/2029 (a)	33	32
6.25%, 10/15/2032 (a)	78	79
TK Elevator Midco GmbH 4.38%, 7/15/2027 (b)	180	211
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	130	134
Wabash National Corp. 4.50%, 10/15/2028 (a)	375	344
		1,331
Marine Transportation — 0.1%
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	713	747
Media — 1.3%
Charter Communications Operating LLC
2.25%, 1/15/2029	765	712
2.80%, 4/1/2031	410	369
5.85%, 12/1/2035 (l)	660	661
3.50%, 6/1/2041	1,730	1,244
5.38%, 5/1/2047	958	814
3.70%, 4/1/2051	2,082	1,341
3.90%, 6/1/2052	1,038	688
5.25%, 4/1/2053	375	306
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	480	467
7.13%, 2/15/2031 (a)	208	211
7.50%, 3/15/2033 (a)	104	106
Comcast Corp.
2.80%, 1/15/2051	1,900	1,126
5.35%, 5/15/2053	1,410	1,293
2.99%, 11/1/2063	764	425
CSC Holdings LLC 5.38%, 2/1/2028 (a)	300	275
DISH DBS Corp.
7.75%, 7/1/2026	45	44
5.25%, 12/1/2026 (a)	345	335
5.75%, 12/1/2028 (a)	90	85
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,305	1,380
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
EchoStar Corp. 6.75% (PIK), 11/30/2030 (c)	70	68
Gray Media, Inc.
10.50%, 7/15/2029 (a)	95	103
4.75%, 10/15/2030 (a)	180	135
7.25%, 8/15/2033 (a)	74	73
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	254	218
10.88%, 5/1/2030 (a)	170	100
7.75%, 8/15/2030 (a)	151	120
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	105	105
Midcontinent Communications 8.00%, 8/15/2032 (a)	39	41
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	39	39
4.63%, 3/15/2030 (a)	30	29
SES SA (Luxembourg) (EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (b) (e)	300	349
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	68	70
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	545	526
Stagwell Global LLC 5.63%, 8/15/2029 (a)	189	182
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	120	124
9.38%, 8/1/2032 (a)	140	147
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (b)	400	525
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (b)	810	830
		15,666
Metals & Mining — 1.0%
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (a)	2,640	2,707
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	185	175
6.88%, 11/1/2029 (a)	35	35
7.50%, 9/15/2031 (a)	47	48
7.00%, 3/15/2032 (a)	19	19
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	1,163	1,149
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	103

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	1,866	2,012
5.63%, 4/4/2034 (a)	2,237	2,295
5.67%, 4/1/2035 (a)	1,280	1,310
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (a)	830	857
Novelis Corp. 6.88%, 1/30/2030 (a)	23	24
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (b)	270	306
United States Steel Corp. 6.88%, 3/1/2029	21	21
Vale Overseas Ltd. (Brazil) 6.40%, 6/28/2054	1,085	1,080
		12,038
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	151	125
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (e)	140	150
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (e)	1,370	1,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (e)	1,247	1,277
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (e)	913	922
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (e)	518	594
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (e)	691	718
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	135
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (e)	680	690
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.37%, 4/1/2056 (e)	274	276
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	420
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Veolia Environnement SA (France)
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (b) (e) (f) (g)	900	1,035
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (b) (e) (f) (g)	300	375
		8,149
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	25	25
5.75%, 1/15/2028 (a)	110	110
5.38%, 6/15/2029 (a)	130	129
Antero Resources Corp. 7.63%, 2/1/2029 (a)	175	179
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	25	25
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	150	153
7.38%, 3/15/2032 (a)	50	49
Blue Racer Midstream LLC 7.25%, 7/15/2032 (a)	175	186
BP Capital Markets America, Inc. 4.81%, 2/13/2033	2,050	2,057
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 9/1/2025 (e) (f) (g)	247	247
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (b) (e) (f) (g)	1,300	1,521
Buckeye Partners LP 6.75%, 2/1/2030 (a)	31	32
California Resources Corp. 7.13%, 2/1/2026 (a)	6	6
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,380	2,375
5.95%, 6/30/2033	1,625	1,701
5.75%, 8/15/2034	2,255	2,316
5.55%, 10/30/2035 (a)	1,045	1,055
Chevron USA, Inc. 2.34%, 8/12/2050	200	114
Chord Energy Corp. 6.75%, 3/15/2033 (a)	59	61
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	315	327
8.75%, 7/1/2031 (a)	65	67
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
9.63%, 6/15/2033 (a)	32	34
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	2,455	2,611
6.04%, 11/15/2033 (a)	655	693
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	330	325
Coterra Energy, Inc. 5.40%, 2/15/2035	684	681
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	108	112
7.63%, 4/1/2032 (a)	140	139
7.38%, 1/15/2033 (a)	75	73
8.38%, 1/15/2034 (a)	45	46
Diamondback Energy, Inc. 5.75%, 4/18/2054	1,545	1,432
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	640
7.38%, 9/18/2043	550	487
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (e)	3,034	3,232
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (e)	123	139
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (e)	1,270	1,353
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (e)	1,705	1,694
Eni SpA (Italy)
4.25%, 5/9/2029 (a)	910	911
5.75%, 5/19/2035 (a)	310	320
Enterprise Products Operating LLC 5.55%, 2/16/2055	24	23
Expand Energy Corp.
6.75%, 4/15/2029 (a)	160	162
5.38%, 3/15/2030	1,725	1,742
5.70%, 1/15/2035	515	523
Exxon Mobil Corp. 3.00%, 8/16/2039	670	526
Genesis Energy LP
8.25%, 1/15/2029	25	26
8.00%, 5/15/2033	29	30
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	280	279
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,053	1,041
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (a)	649	616
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	41	42
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	27	27
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	40	40
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (b)	998	895
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	25	25
Matador Resources Co. 6.25%, 4/15/2033 (a)	152	153
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	145	148
NuStar Logistics LP 5.63%, 4/28/2027	40	40
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	75	78
6.25%, 2/1/2033 (a)	31	32
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	318	336
5.95%, 1/28/2031	950	890
10.00%, 2/7/2033	310	346
6.63%, 6/15/2035	124	112
7.69%, 1/23/2050	520	443
Range Resources Corp. 8.25%, 1/15/2029	340	349
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	46	48
SM Energy Co.
6.63%, 1/15/2027	245	245
6.75%, 8/1/2029 (a)	34	34
7.00%, 8/1/2032 (a)	31	31
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	15	15
6.00%, 9/1/2031 (a)	65	64
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	204
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	300	277
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (e)	810	811
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	105

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	23	24
9.50%, 2/1/2029 (a)	26	29
7.00%, 1/15/2030 (a)	194	200
9.88%, 2/1/2032 (a)	84	92
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	60	59
		38,714
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,234
Passenger Airlines — 0.0% ^
American Airlines, Inc.
5.50%, 4/20/2026 (a)	16	16
5.75%, 4/20/2029 (a)	200	201
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	169	168
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	50	52
		437
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	130	130
4.13%, 4/1/2029 (a)	165	157
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	145	175
6.13%, 9/30/2032	24	24
		486
Pharmaceuticals — 0.6%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	337	350
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	380	343
6.25%, 2/15/2029 (a)	140	110
Bayer AG (Germany) Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (b) (e)	500	625
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	1,310	1,345
5.55%, 2/22/2054	2,292	2,210
5.65%, 2/22/2064	370	354
Cheplapharm Arzneimittel GmbH (Germany)
7.50%, 5/15/2030 (b)	160	192
7.13%, 6/15/2031 (a)	123	147
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	16	17
Neopharmed Gentili SpA (Italy) 7.13%, 4/8/2030 (a)	208	254
Nidda Healthcare Holding GmbH (Germany) 5.38%, 10/23/2030 (a)	140	167
Organon & Co.
2.88%, 4/30/2028 (b)	300	340
4.13%, 4/30/2028 (a)	310	297
Rossini SARL (Italy)
6.75%, 12/31/2029 (a)	119	147
6.75%, 12/31/2029 (b)	300	370
		7,268
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	190	166
9.75%, 4/15/2030 (a)	60	64
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (b) (i)	1,072	94
7.25%, 4/8/2026 (b) (i)	1,540	135
New Immo Holding SA (France) 3.25%, 7/23/2027 (b)	200	229
		688
Retail REITs — 0.1%
NNN REIT, Inc. 5.50%, 6/15/2034	280	288
Regency Centers LP 2.95%, 9/15/2029	320	305
		593
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3	3
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	300	325
Broadcom, Inc.
4.55%, 2/15/2032	400	398
3.42%, 4/15/2033 (a)	3,620	3,299
3.14%, 11/15/2035 (a)	2,473	2,092
Entegris, Inc.
4.38%, 4/15/2028 (a)	60	58
5.95%, 6/15/2030 (a)	480	486
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	550	571
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	200	200
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc.
2.95%, 4/15/2031	730	671
5.45%, 7/15/2035	391	398
Micron Technology, Inc. 6.05%, 11/1/2035	120	126
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	43	42
Synaptics, Inc. 4.00%, 6/15/2029 (a)	95	91
		8,760
Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	170	167
Elastic NV 4.13%, 7/15/2029 (a)	215	207
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	42	42
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	95	94
Oracle Corp.
3.60%, 4/1/2050	5	3
5.38%, 9/27/2054	1,550	1,381
6.00%, 8/3/2055	1,250	1,221
RingCentral, Inc. 8.50%, 8/15/2030 (a)	193	206
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	75	75
6.50%, 6/1/2032 (a)	235	244
Synopsys, Inc.
5.15%, 4/1/2035	281	283
5.70%, 4/1/2055	580	569
		4,492
Specialized REITs — 0.1%
Crown Castle, Inc. 4.80%, 9/1/2028	740	749
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	105	105
4.88%, 9/15/2029 (a)	160	157
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	70	70
		1,081
Specialty Retail — 0.1%
Agrifarma SpA (Italy) 4.50%, 10/31/2028 (b)	400	470
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	202	196
Escrow Rite Aid 0.00%, 12/31/2049 ‡	15	— (j)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	50	47
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	21	22
PetSmart LLC 7.50%, 9/15/2032 (a)	250	247
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	62	25
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	225	219
Staples, Inc.
10.75%, 9/1/2029 (a)	370	354
12.75%, 1/15/2030 (a)	20	14
		1,594
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.65%, 2/8/2051	503	309
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	254	269
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	21	22
8.50%, 7/15/2031 (a)	110	117
5.75%, 12/1/2034 (a)	55	53
Xerox Corp. 10.25%, 10/15/2030 (a)	45	47
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	131	79
		896
Textiles, Apparel & Luxury Goods — 0.1%
Birkenstock Financing SARL 5.25%, 4/30/2029 (b)	400	472
CT Investment GmbH (Germany) 6.38%, 4/15/2030 (a)	133	162
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	20	21
VF Corp. 2.95%, 4/23/2030	128	112
		767
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	2,710	2,582
7.08%, 8/2/2043	1,690	1,875
		4,457
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	70	70
7.00%, 6/15/2030 (a)	109	113
Imola Merger Corp. 4.75%, 5/15/2029 (a)	270	263
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	107

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	125	129
Rexel SA (France) 2.13%, 12/15/2028 (b)	260	294
United Rentals North America, Inc. 6.13%, 3/15/2034 (a)	215	223
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	208	214
6.63%, 3/15/2032 (a)	25	26
6.38%, 3/15/2033 (a)	43	45
		1,377
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV (Spain) (EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (b) (e) (f) (g)	400	460
Mundys SpA (Italy) 1.88%, 2/12/2028 (b)	370	422
		882
Wireless Telecommunication Services — 0.7%
Altice France Holding SA (Luxembourg)
8.00%, 5/15/2027 (b) (i)	141	59
4.00%, 2/15/2028 (b)	300	127
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	342	349
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	30	28
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (b)	110	129
PLT VII Finance SARL (Luxembourg) 6.00%, 6/15/2031 (a)	552	669
Sunrise HoldCo IV BV (Netherlands) 3.88%, 6/15/2029 (b)	225	260
Telefonica Europe BV (Spain)
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (b) (e) (f) (g)	1,000	1,265
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (b) (e) (f) (g)	300	388
T-Mobile USA, Inc.
2.63%, 2/15/2029	177	167
3.38%, 4/15/2029	1,460	1,414
2.25%, 11/15/2031	2,586	2,263
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (b) (e)	600	718
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (b) (e)	200	224
		8,060
Total Corporate Bonds (Cost $474,478)		476,035
Asset-Backed Securities — 16.9%
ACC Trust Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	443	141
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	82	76
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	109	102
Series 2021-1H, Class C, 2.35%, 10/20/2040 (a)	476	446
Affirm Asset Securitization Trust Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	3,290	3,294
American Credit Acceptance Receivables Trust
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	162	162
Series 2022-2, Class F, 7.74%, 2/13/2029 (a)	2,965	2,973
Series 2022-3, Class F, 9.76%, 5/14/2029 (a)	1,650	1,673
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	763	765
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,300	2,355
Series 2022-4, Class E, 10.00%, 1/14/2030 (a)	575	596
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	542	558
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,455
Series 2025-2, Class C, 5.11%, 3/12/2031 (a)	1,000	1,011
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	1,325	1,350
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	802	812
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	3,914	3,985
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000	1,039
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	1,885	1,900
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	2,000	2,017
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	128	129
Apidos CLO (Cayman Islands) Series 2020-34A, Class A1R, 5.74%, 1/20/2035 (a) (d)	300	301
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 6.01%, 10/25/2034 (d)	19	19
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (a)	635	651
Series 2023-8A, Class C, 7.34%, 2/20/2030 (a)	1,200	1,277
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	384	395
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	359	369
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class A2R, 6.14%, 10/20/2031 (a) (d)	2,600	2,605
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.85%, 12/26/2031 (a) (d)	122	123
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,100	1,126
Series 2024-4, Class D, 5.23%, 8/15/2030	900	909
Series 2025-1, Class D, 5.64%, 11/15/2030	975	993
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	1,428	1,474
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	760	762
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.92%, 10/15/2031 (a) (d)	392	391
Series 2018-1A, Class CR, 6.27%, 10/15/2031 (a) (d)	1,413	1,417
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A2RR, 6.18%, 7/20/2032 (a) (d)	400	401
Series 2015-4A, Class BRR, 6.78%, 7/20/2032 (a) (d)	425	426
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-7A, Class CR, 6.32%, 4/15/2040 (a) (d)	700	701
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	886	755
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.73%, 4/19/2035 (a) (d)	1,400	1,391
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (a)	175	159
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (a)	47	40
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 5.56%, 12/25/2032 (d)	215	224
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	404	405
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	753	761
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	663	676
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	870	896
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	910	915
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	560	568
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.26%, 3/25/2034 (d)	5	6
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	230	231
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	109

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	2,572	2,608
Series 2024-2, Class C, 4.67%, 5/17/2032	513	515
Series 2024-2, Class D, 4.94%, 5/17/2032	537	541
Series 2025-1, Class D, 5.41%, 9/15/2032	680	693
Dryden CLO Ltd. (Cayman Islands) Series 2019-68A, Class ARR, 5.42%, 7/15/2035 (a) (d)	4,400	4,399
DT Auto Owner Trust Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	1,000	998
Elmwood CLO Ltd. (Cayman Islands) Series 2019-3A, Class BRR, 6.03%, 7/18/2037 (a) (d)	1,250	1,253
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	2,100	2,129
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,050	1,058
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,553	1,594
Series 2024-3A, Class D, 5.98%, 9/16/2030	750	769
Series 2025-4A, Class D, 5.23%, 1/15/2032	895	901
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	236	237
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 5.16%, 8/25/2034 (d)	—	—
FirstKey Homes Trust Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	3,000	2,900
Flagship Credit Auto Trust
Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	246	246
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	2,025	2,021
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	500	484
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,814
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	160	162
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hertz Vehicle Financing LLC
Series 2023-1A, Class A, 5.49%, 6/25/2027 (a)	1,200	1,206
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	876	883
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,400	1,423
Series 2025-4A, Class B, 5.90%, 12/25/2031 (a)	660	673
Hertz Vehicle Financing LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	2,000	1,939
Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	1,393	1,346
Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	1,726	1,670
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	1,116	1,125
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	130	120
KKR CLO Ltd. (Cayman Islands) Series 2023-52A, Class CR, 6.34%, 7/16/2038 (a) (d)	550	550
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 5.77%, 4/15/2029 (a) (d)	496	496
KREF Ltd. Series 2021-FL2, Class A, 5.55%, 2/15/2039 (a) (d)	1,139	1,138
LCM Ltd. (Cayman Islands) Series 31A, Class AR, 5.61%, 7/20/2034 (a) (d)	4,100	4,103
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	178	175
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	528	308
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	30	30
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	270	260
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	511	511
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	250	252
Series 2025-1A, Class A, 4.94%, 9/20/2034 (a)	700	709
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	1,600	1,612
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	1,100	1,109
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	86	86
Madison Park Funding Ltd. (Cayman Islands)
Series 2021-49A, Class B1R, 5.78%, 10/19/2034 (a) (d)	1,650	1,646
Series 2021-52A, Class B, 6.19%, 1/22/2035 (a) (d)	1,140	1,144
Magnetite Ltd. (Cayman Islands)
Series 2019-22A, Class BRR, 5.92%, 7/15/2036 (a) (d)	933	933
Series 2019-22A, Class CRR, 6.17%, 7/15/2036 (a) (d)	570	570
Series 2016-17A, Class BR2, 6.28%, 4/20/2037 (a) (d)	1,932	1,942
Series 2024-40A, Class B1, 6.07%, 7/15/2037 (a) (d)	2,300	2,308
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	1,000	1,019
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	342	352
Marlette Funding Trust Series 2021-2A, Class D, 2.16%, 9/15/2031 (a)	96	95
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	946	958
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 5.41%, 7/25/2034 (d)	58	61
Series 2004-HE8, Class M2, 5.46%, 9/25/2034 (d)	70	73
Series 2005-NC1, Class M3, 5.20%, 1/25/2035 (d)	347	351
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	385	368
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.32%, 4/15/2038 (a) (d)	480	480
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.72%, 7/16/2036 (a) (d)	950	949
Series 2021-42A, Class CR, 6.17%, 7/16/2036 (a) (d)	1,900	1,907
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-50A, Class BR, 5.97%, 7/23/2036 (a) (d)	1,000	1,001
Series 2022-50A, Class CR, 6.22%, 7/23/2036 (a) (d)	649	649
Series 2020-38A, Class BR2, 5.73%, 10/20/2036 (a) (d)	2,000	1,995
Series 2020-38A, Class CR2, 6.21%, 10/20/2036 (a) (d)	1,100	1,097
Series 2019-34A, Class BR2, 5.98%, 7/20/2039 (a) (d)	1,060	1,059
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.37%, 8/25/2034 (d)	8	11
Series 2004-4, Class M2, 5.23%, 2/25/2035 (d)	6	8
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (k)	2,804	2,855
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	429	421
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	410	399
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 6.08%, 4/21/2037 (a) (d)	3,300	3,307
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 6.08%, 7/20/2037 (a) (d)	1,100	1,104
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-18A, Class A1A, 5.54%, 4/16/2031 (a) (d)	282	282
Series 2019-1A, Class BR, 6.17%, 10/25/2032 (a) (d)	2,039	2,044
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	1,404	1,428
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (a)	690	709
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (a)	450	458
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 5.84%, 9/15/2036 (a) (d)	2,738	2,768
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	329	330
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	111

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	765	748
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	395	387
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	1,123	1,100
Option One Mortgage Loan Trust Series 2004-3, Class M3, 5.41%, 11/25/2034 (d)	16	17
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 (a)	114	113
Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	567	558
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 6.02%, 2/15/2038 (a) (d)	3,300	3,309
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-3A, Class A2, 5.88%, 8/8/2032 (a) (d)	1,530	1,531
Series 2024-3A, Class B, 6.13%, 8/8/2032 (a) (d)	1,600	1,603
Series 2024-1A, Class A2, 5.77%, 10/15/2032 (a) (d)	1,193	1,195
Series 2024-1A, Class B, 6.12%, 10/15/2032 (a) (d)	750	751
PRET LLC
Series 2021-RN4, Class A2, 9.19%, 10/25/2051 (a) (d)	2,689	2,692
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (a) (k)	404	405
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (a) (k)	958	964
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (k)	2,398	2,416
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (a) (k)	1,889	1,911
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (k)	1,226	1,244
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	3,223	3,022
RCO Mortgage LLC Series 2025-3, Class A1, 6.43%, 5/25/2030 (a) (k)	1,233	1,235
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (k)	30	30
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	1,173	1,098
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	1,500	1,464
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,866	1,903
RR Ltd. (Cayman Islands)
Series 2020-12A, Class AAR3, 5.57%, 1/15/2036 (a) (d)	2,110	2,116
Series 2020-12A, Class A2R3, 5.92%, 1/15/2036 (a) (d)	1,916	1,918
Santander Drive Auto Receivables Trust
Series 2022-6, Class C, 4.96%, 11/15/2028	255	255
Series 2023-4, Class B, 5.77%, 12/15/2028	894	905
Series 2025-2, Class D, 5.47%, 5/15/2031	1,800	1,840
Series 2025-3, Class D, 5.11%, 9/15/2031	1,600	1,613
Series 2024-3, Class D, 5.97%, 10/15/2031	1,470	1,516
Series 2024-5, Class D, 5.14%, 2/17/2032	699	708
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	2,488	2,534
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,076	1,117
Series 2024-10A, Class 1, 5.04%, 3/10/2034	1,981	2,012
SCF Equipment Trust LLC
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,038	1,069
Series 2025-1A, Class E, 6.75%, 11/20/2035 (a)	1,434	1,483
Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (a) (d)	12,578	774
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 5.37%, 9/25/2034 (d)	37	32
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 5.07%, 5/25/2035 (d)	5	5
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 6.02%, 10/15/2031 (a) (d)	976	977
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-21A, Class CR2, 6.07%, 7/15/2032 (a) (d)	1,250	1,237
Series 2016-18A, Class CR4, 6.23%, 10/23/2037 (a) (d)	1,080	1,080
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	1,967	1,982
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.90%, 9/18/2042 (a) (d)	1,200	1,203
Upstart Pass-Through Trust Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	38	38
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	786	668
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (a) (k)	560	563
Voya CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR, 6.08%, 4/20/2035 (a) (d)	3,830	3,833
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	1,285	1,297
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	350	355
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	1,265	1,304
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	544	555
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	2,100	2,116
Total Asset-Backed Securities (Cost $198,662)		199,134
Mortgage-Backed Securities — 12.6%
FHLMC Gold Pools, Other Pool # WN2492, 4.93%, 6/1/2028	869	876
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	2,831	2,859
FNMA UMBS, 30 Year
Pool # MA4783, 4.00%, 10/1/2052	9,961	9,316
Pool # FS8290, 5.50%, 9/1/2053	12,647	12,837
Pool # FS8365, 5.50%, 6/1/2054	3,172	3,206
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	1,600	1,608
Pool # BF0263, 3.50%, 5/1/2058	897	809
GNMA II, 30 Year Pool # MA8200, 4.00%, 8/20/2052	34,278	32,272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2055 (l)	18,760	18,898
TBA, 5.00%, 10/15/2055 (l)	40,072	39,634
TBA, 5.50%, 10/15/2055 (l)	26,740	26,910
Total Mortgage-Backed Securities (Cost $148,832)		149,225
Foreign Government Securities — 10.1%
Arab Republic of Egypt
8.63%, 2/4/2030 (a)	851	875
7.63%, 5/29/2032 (b)	1,180	1,124
Argentine Republic 4.12%, 7/9/2035 (k)	1,820	1,154
Benin Government Bond 7.96%, 2/13/2038 (b)	1,231	1,208
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	262	271
Czech Republic
4.90%, 4/14/2034	CZK60,550	3,031
3.50%, 5/30/2035	CZK119,190	5,347
Dominican Republic Government Bond 6.95%, 3/15/2037 (a)	1,405	1,468
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	1,175	1,192
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (b)	1,149	1,132
Hungary Government Bond
5.50%, 3/26/2036 (a)	1,233	1,212
6.75%, 9/25/2052 (a)	639	668
Islamic Republic of Pakistan 6.88%, 12/5/2027 (b)	615	606
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (b)	530	531
10.50%, 12/6/2028 (b)	480	524
Japan Government Bond 2.40%, 3/20/2055	JPY816,400	4,790
Kingdom of Morocco 6.50%, 9/8/2033 (b)	1,065	1,137
Lebanese Republic 6.38%, 3/9/2020 (b) (i)	1,280	250
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN252,100	13,575
7.75%, 5/29/2031	MXN129,670	6,728
8.00%, 5/24/2035	MXN120,760	6,082
Notas do Tesouro Nacional 10.00%, 1/1/2027 (i)	BRL45,000	7,929
Oriental Republic of Uruguay 5.10%, 6/18/2050	136	125
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	113

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Colombia 8.75%, 11/14/2053	2,345	2,481
Republic of Costa Rica 7.30%, 11/13/2054 (a)	325	345
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (b)	560	566
6.88%, 10/17/2040 (a)	EUR1,880	1,950
Republic of Ecuador
6.90%, 7/31/2030 (b) (k)	657	592
6.90%, 7/31/2035 (b) (k)	814	615
Republic of Guatemala
6.05%, 8/6/2031 (a)	976	1,012
6.25%, 8/15/2036 (a)	683	700
6.55%, 2/6/2037 (a)	613	635
Republic of Indonesia
6.88%, 4/15/2029	IDR42,329,000	2,669
7.00%, 2/15/2033	IDR25,832,000	1,636
6.75%, 7/15/2035	IDR96,778,000	6,026
Republic of Kenya 9.50%, 3/5/2036 (a)	741	732
Republic of Paraguay
4.95%, 4/28/2031 (a)	1,160	1,161
3.85%, 6/28/2033 (a)	208	191
5.60%, 3/13/2048 (b)	820	748
5.40%, 3/30/2050 (a)	470	414
Republic of Poland
4.75%, 7/25/2029	PLN11,530	3,165
1.75%, 4/25/2032	PLN16,880	3,770
6.00%, 10/25/2033	PLN8,521	2,444
2.00%, 8/25/2036	PLN27,920	6,868
5.50%, 3/18/2054	1,276	1,197
Republic of Senegal 6.25%, 5/23/2033 (b)	224	166
Republic of South Africa
4.85%, 9/30/2029	1,680	1,640
9.00%, 1/31/2040	ZAR112,200	5,625
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY180,967	4,366
HB, 30.00%, 9/12/2029	TRY53,328	1,209
7.63%, 5/15/2034	726	763
6.50%, 1/3/2035	1,454	1,412
Romania Government Bond
6.38%, 1/30/2034 (a)	260	260
7.50%, 2/10/2037 (a)	476	505
4.63%, 4/3/2049 (a)	EUR495	446
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	1,180	773
United Mexican States
7.38%, 5/13/2055	672	702
3.77%, 5/24/2061	1,378	825
Total Foreign Government Securities (Cost $120,247)		119,568
Commercial Mortgage-Backed Securities — 6.6%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 11.34%, 1/15/2020 ‡ (a) (d)	6,000	6,000
BANK
Series 2018-BN13, Class C, 4.69%, 8/15/2061 (d)	509	439
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (d)	3,645	102
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (d)	17,700	560
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,696
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (d)	1,960	1,764
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (d)	1,679	1,310
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,445
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 6.20%, 8/15/2042 (a) (d)	2,950	2,959
BMO Mortgage Trust Series 2024-5C3, Class AS, 6.29%, 2/15/2057 (d)	2,030	2,121
BX Commercial Mortgage Trust Series 2024-MF, Class A, 5.80%, 2/15/2039 (a) (d)	1,833	1,835
BX Trust Series 2022-LBA6, Class A, 5.36%, 1/15/2039 (a) (d)	3,400	3,399
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.54%, 11/15/2050 (d)	152	139
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (d)	95	57
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,376
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.85%, 12/10/2041 (a) (d)	1,126	1,139
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Commercial Mortgage Trust Series 2015-PC1, Class C, 4.54%, 7/10/2050 (d)	736	711
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (d)	680	685
FHLMC Series 2023-MN7, Class M1, 7.95%, 9/25/2043 (a) (d)	1,339	1,362
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.26%, 9/25/2027 (d)	16,982	288
Series K742, Class X1, IO, 0.86%, 3/25/2028 (d)	4,913	52
Series K110, Class X1, IO, 1.76%, 4/25/2030 (d)	9,325	568
Series K121, Class X1, IO, 1.11%, 10/25/2030 (d)	6,608	274
Series K120, Class X1, IO, 1.12%, 10/25/2030 (d)	4,403	185
Series K124, Class X1, IO, 0.81%, 12/25/2030 (d)	8,547	269
Series K123, Class X1, IO, 0.86%, 12/25/2030 (d)	11,276	369
Series K127, Class X1, IO, 0.41%, 1/25/2031 (d)	65,377	884
Series K125, Class X1, IO, 0.67%, 1/25/2031 (d)	18,183	462
Series K128, Class X1, IO, 0.61%, 3/25/2031 (d)	30,567	699
Series K131, Class X1, IO, 0.83%, 7/25/2031 (d)	11,935	430
Series K131, Class X3, IO, 3.05%, 9/25/2031 (d)	767	110
Series K136, Class X1, IO, 0.49%, 12/25/2031 (d)	20,675	364
Series K-1517, Class X1, IO, 1.44%, 7/25/2035 (d)	3,317	304
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (d)	5,051	299
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (d)	8,218	280
Series K070, Class X3, IO, 2.11%, 12/25/2044 (d)	2,152	92
Series K072, Class X3, IO, 2.21%, 12/25/2045 (d)	3,940	185
Series K088, Class X3, IO, 2.43%, 2/25/2047 (d)	6,650	475
Series K737, Class X3, IO, 1.84%, 1/25/2048 (d)	3,150	66
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K121, Class X3, IO, 2.87%, 11/25/2048 (d)	5,100	623
Series K127, Class X3, IO, 2.74%, 3/25/2049 (d)	5,100	610
Series K147, Class X3, IO, 3.93%, 6/25/2050 (d)	4,600	935
Series K759, Class X3, IO, 5.44%, 2/25/2057 (d)	438	120
FNMA ACES Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	990	977
FREMF Series 2018-KF46, Class B, 6.41%, 3/25/2028 (a) (d)	78	75
FREMF Mortgage Trust
Series 2018-KF45, Class B, 6.41%, 3/25/2025 (a) (d)	93	94
Series 2019-KC03, Class B, 4.47%, 1/25/2026 (a) (d)	1,500	1,484
Series 2018-KF48, Class B, 6.51%, 6/25/2028 (a) (d)	480	456
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (d)	2,219	—
Series 2025-106, Class A, 5.00%, 7/16/2055	898	899
Series 2025-138, Class A, 4.75%, 5/16/2056	2,400	2,376
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (d)	8,572	428
Series 2025-38, IO, 0.64%, 1/16/2062 (d)	28,212	1,105
Series 2021-3, IO, 0.87%, 9/16/2062 (d)	7,819	498
Series 2021-133, IO, 0.88%, 7/16/2063 (d)	10,248	678
Series 2024-161, IO, 0.74%, 6/16/2064 (d)	13,214	727
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.16%, 5/10/2050 (d)	190	160
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	2,700	2,757
Series 2025-1, Class A, 5.97%, 6/25/2057 (d)	1,758	1,815
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class B, 4.34%, 7/15/2048 (d)	1,825	1,686
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	115

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-C30, Class C, 4.34%, 7/15/2048 (d)	266	206
Series 2015-C31, Class C, 4.73%, 8/15/2048 (d)	124	97
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015	972
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	968	963
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.55%, 8/15/2049 (d)	276	227
Series 2016-JP4, Class C, 3.51%, 12/15/2049 (d)	152	134
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.30%, 5/15/2048 (d)	190	185
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.29%, 5/15/2048 (d)	145	140
Series 2019-L2, Class C, 5.13%, 3/15/2052 (d)	978	850
Series 2021-L5, Class XA, IO, 1.40%, 5/15/2054 (d)	10,538	486
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	230	159
Multi-Family Connecticut Avenue Securities Trust
Series 2020-01, Class M10, 8.21%, 3/25/2050 (a) (d)	4,094	4,197
Series 2023-01, Class M7, 8.35%, 11/25/2053 (a) (d)	888	925
Series 2025-01, Class M1, 6.75%, 5/25/2055 (a) (d)	1,500	1,507
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (a) (k)	1,762	1,779
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (a) (d)	830	828
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,723	2,803
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.75%, 5/15/2039 (a) (d)	1,705	1,705
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (d)	433	423
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (d)	227	219
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (d)	523	509
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (d)	519	481
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (d)	739	715
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (d)	1,923	1,932
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.12%, 10/15/2044 (a) (d)	673	24
Total Commercial Mortgage-Backed Securities (Cost $79,415)		77,723
Collateralized Mortgage Obligations — 5.7%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	2	2
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	74	77
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	138	128
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	305	272
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	560	430
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 4.63%, 12/25/2046 (d)	743	637
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (k)	300	302
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (a) (d)	335	331
Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (d)	93	91
Series 2021-3, Class A1, 1.07%, 5/25/2066 (a) (d)	2,203	1,895
Series 2021-3, Class A2, 1.31%, 5/25/2066 (a) (d)	1,652	1,427
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	20	16
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Banc of America Funding Trust Series 2006-A, Class 1A1, 6.24%, 2/20/2036 (d)	103	97
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.87%, 2/25/2034 (d)	74	73
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	—
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (k)	514	517
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (a) (d)	1,164	1,071
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.65%, 1/25/2043 (a) (d)	861	879
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	223	97
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (d)	556	542
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 7.25%, 4/25/2042 (a) (d)	580	597
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	423	7
Series 4086, Class AI, IO, 3.50%, 7/15/2027	120	2
Series 4120, Class UI, IO, 3.00%, 10/15/2027	185	4
Series 4216, Class MI, IO, 3.00%, 6/15/2028	96	2
Series 4178, Class BI, IO, 3.00%, 3/15/2033	468	33
Series 2936, Class AS, IF, IO, 1.64%, 2/15/2035 (d)	89	6
Series 4018, Class HI, IO, 4.50%, 3/15/2041	447	15
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	425	57
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,336	200
Series 4305, Class SK, IF, IO, 2.14%, 2/15/2044 (d)	639	93
Series 4612, Class QI, IO, 3.50%, 5/15/2044	1,683	163
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4687, Class SG, IF, IO, 1.69%, 1/15/2047 (d)	2,027	252
Series 4681, Class SD, IF, IO, 1.69%, 5/15/2047 (d)	4,685	593
Series 5023, Class MI, IO, 3.00%, 10/25/2050	3,199	534
Series 5565, Class ZU, 6.00%, 8/25/2055	1,168	1,153
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	226	4
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	154	3
Series 2003-130, Class NS, IF, IO, 2.54%, 1/25/2034 (d)	262	24
Series 2005-67, Class SI, IF, IO, 2.24%, 8/25/2035 (d)	221	12
Series 2005-69, Class AS, IF, IO, 2.24%, 8/25/2035 (d)	46	5
Series 2006-24, Class QS, IF, IO, 2.74%, 4/25/2036 (d)	186	19
Series 2010-68, Class SJ, IF, IO, 2.09%, 7/25/2040 (d)	162	18
Series 2016-39, Class LS, IF, IO, 1.54%, 7/25/2046 (d)	1,874	226
Series 2016-74, Class GS, IF, IO, 1.54%, 10/25/2046 (d)	883	121
Series 2017-6, Class SB, IF, IO, 1.59%, 2/25/2047 (d)	1,193	147
Series 2021-86, Class T, 2.50%, 9/25/2048	2,502	2,213
GCAT Trust
Series 2020-NQM1, Class A1, 3.25%, 1/25/2060 (a) (k)	177	173
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (a) (d)	1,995	1,719
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (a) (d)	1,489	1,248
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	644
Series 2014-181, Class SL, IF, IO, 1.15%, 12/20/2044 (d)	1,305	134
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	12,558	1,840
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	4,059	691
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	117

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	4,412	733
Series 2025-139, Class UZ, 5.00%, 3/20/2065	1,450	1,426
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (d)	264	8
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (d)	805	817
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (d)	1,365	1,384
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	358	235
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 4.96%, 6/25/2035 (d)	510	407
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	273	116
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	203	111
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (k)	1,025	1,035
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (k)	815	820
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (k)	697	698
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (d)	400	403
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	527	531
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	1,496	1,504
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.26%, 9/25/2034 (d)	102	100
Series 2004-9, Class 1A, 5.27%, 11/25/2034 (d)	50	50
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (d)	512	476
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (d)	1,003	956
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (a) (d)	428	406
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (k)	2,725	2,742
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (k)	660	660
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (k)	1,028	1,030
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (a) (k)	1,491	1,505
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (k)	1,034	1,045
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (d)	5,299	5,375
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (d)	1,629	1,653
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (d)	2,342	2,375
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (d)	1,172	1,189
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (d)	2,343	2,374
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (a) (k)	569	574
PRPM LLC
Series 2024-5, Class A1, 5.69%, 9/25/2029 (a) (k)	213	214
Series 2025-4, Class A1, 6.18%, 6/25/2030 (a) (k)	563	566
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (k)	1,540	1,498
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	19	16
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (a) (k)	1,706	1,719
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	188	109
Sequoia Mortgage Trust
Series 2003-8, Class A1, 5.09%, 1/20/2034 (d)	75	72
Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (d)	2,902	2,944
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (d)	36	34
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
TDA CAM 4 FTA (Spain) Series 4, Class A, 2.09%, 6/26/2039 (b) (d)	3	4
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (k)	1,400	1,405
Verus Securitization Trust
Series 2021-6, Class A1, 1.63%, 10/25/2066 (a) (d)	1,794	1,577
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (k)	281	279
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (k)	1,264	1,267
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (k)	1,079	1,080
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	67	68
Total Collateralized Mortgage Obligations (Cost $68,692)		67,426
Convertible Bonds — 3.9%
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	795	802
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China) 0.50%, 6/1/2031	1,470	2,125
Etsy, Inc. 0.13%, 10/1/2026	640	625
		2,750
Construction & Engineering — 0.0% ^
Fluor Corp. 1.13%, 8/15/2029	396	458
Consumer Finance — 0.1%
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	460	1,267
Electric Utilities — 0.3%
PG&E Corp. 4.25%, 12/1/2027	1,400	1,422
Southern Co. (The) 4.50%, 6/15/2027	1,695	1,864
		3,286
Electronic Equipment, Instruments & Components — 0.1%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	787	1,002
Itron, Inc. 1.38%, 7/15/2030	660	754
		1,756
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — 0.2%
Live Nation Entertainment, Inc.
3.13%, 1/15/2029	965	1,587
2.88%, 1/15/2030 (a)	195	218
		1,805
Financial Services — 0.1%
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (a)	745	736
Global Payments, Inc. 1.50%, 3/1/2031	795	739
		1,475
Ground Transportation — 0.2%
Lyft, Inc. 0.63%, 3/1/2029	1,235	1,346
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	1,075	1,529
		2,875
Hotels, Restaurants & Leisure — 0.2%
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	296	301
2.00%, 3/15/2030 (a)	385	415
H World Group Ltd. (China) 3.00%, 5/1/2026	1,191	1,267
		1,983
Household Durables — 0.1%
Meritage Homes Corp. 1.75%, 5/15/2028	777	809
Household Products — 0.1%
Spectrum Brands, Inc. 3.38%, 6/1/2029	1,417	1,311
Interactive Media & Services — 0.0% ^
Snap, Inc. 0.50%, 5/1/2030	285	237
IT Services — 0.2%
Snowflake, Inc. Zero Coupon, 10/1/2027 (a)	1,177	1,872
Leisure Products — 0.0% ^
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	580	572
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,045	1,119
Passenger Airlines — 0.1%
JetBlue Airways Corp. 2.50%, 9/1/2029	685	738
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	119

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Pharmaceuticals — 0.1%
Jazz Investments I Ltd. 3.13%, 9/15/2030 (a)	1,515	1,756
Retail REITs — 0.1%
Kite Realty Group LP 0.75%, 4/1/2027 (a)	688	714
Semiconductors & Semiconductor Equipment — 0.8%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (b)	500	556
Enphase Energy, Inc. Zero Coupon, 3/1/2028	1,220	1,036
Microchip Technology, Inc.
1.63%, 2/15/2027	305	560
0.75%, 6/1/2030	700	681
MKS, Inc. 1.25%, 6/1/2030	2,215	2,219
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,647	1,882
Synaptics, Inc. 0.75%, 12/1/2031 (a)	1,269	1,253
Veeco Instruments, Inc. 2.88%, 6/1/2029	1,103	1,267
		9,454
Software — 0.5%
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	1,215	1,192
Bentley Systems, Inc. 0.13%, 1/15/2026	655	654
Box, Inc.
Zero Coupon, 1/15/2026	832	1,052
1.50%, 9/15/2029 (a)	170	173
Dropbox, Inc. Zero Coupon, 3/1/2028	1,103	1,115
Five9, Inc. 1.00%, 3/15/2029	1,222	1,083
Life360, Inc. Zero Coupon, 6/1/2030 (a)	490	634
		5,903
Specialty Retail — 0.1%
Wayfair, Inc. 3.25%, 9/15/2027	825	1,131
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman 3.50%, 6/1/2028	1,135	2,333
Total Convertible Bonds (Cost $42,079)		46,406
Loan Assignments — 1.3% (e) (m)
Building Products — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 11/3/2028	519	519
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.45%, 5/31/2030	74	74
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/28/2031	265	266
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029	484	484
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032	100	99
		1,442
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 5/6/2032	238	238
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.16%, 11/19/2031	260	261
		499
Construction & Engineering — 0.0% ^
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/21/2028	361	363
Containers & Packaging — 0.1%
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.42%, 10/30/2028	298	235
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028	336	320
		555
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.74%, 10/16/2031	221	222
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030	276	274
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.78%, 12/2/2031	360	362
Entertainment — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.78%, 12/2/2031	298	298
Financial Services — 0.0% ^
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/27/2029	107	108
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 11/17/2031	299	299
		407
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030	149	149
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	250	250
Insurance — 0.1%
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030	549	550
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 2/3/2031	535	535
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.81%, 7/1/2031	258	254
		789
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — 0.1%
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/18/2030	411	404
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 8/26/2031	558	560
		964
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028	397	396
Oil, Gas & Consumable Fuels — 0.1%
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 10/15/2031	465	467
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.54%, 8/16/2030	403	403
		870
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028	496	494
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.04%, 4/1/2031	147	148
		642
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/17/2028	516	338
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030	100	98
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031	246	246
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	121

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.08%, 2/1/2029	512	510
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.58%, 2/1/2030	190	179
		689
Software — 0.3%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/15/2029	571	570
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/25/2031	798	799
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.20%, 7/30/2031	489	488
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.09%, 11/13/2031	823	823
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 11/28/2028	494	495
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031	219	219
		3,394
Specialty Retail — 0.1%
Claire's Boutiques, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.25% (PIK)), 11.60%, 5/15/2026 ‡ (c)	249	85
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50% (PIK) + 0.10% (CAS)), 10.73%, 12/18/2026 ‡ (c)	862	—
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.18%, 3/9/2028	302	104
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028	345	332
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 8/18/2032	298	294
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50% + 0.11% (CAS)), 11.62%, 6/29/2028	42	39
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	183	183
		1,037
Total Loan Assignments (Cost $16,260)		14,834
Supranational — 0.1%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (b) (Cost $1,157)	1,130	1,071
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	298	360
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ (n)	1	— (j)
Total Preferred Stocks (Cost $1,649)		360
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	—	3
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	10	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	27
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (n)	1	— (j)
Rite Aid ‡ *	—	— (j)
Serta Simmons Bedding LLC *	11	101
		101
Total Common Stocks (Cost $1,259)		131
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $31)	35	28
	SHARES (000)
Short-Term Investments — 7.7%
Investment Companies — 7.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (o) (p) (Cost $90,312)	90,301	90,337
Total Investments — 105.2% (Cost $1,243,073)		1,242,278
Liabilities in Excess of Other Assets — (5.2)%		(61,763)
NET ASSETS — 100.0%		1,180,515

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CAS	Credit Adjustment Spread
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(f)	Security is an interest bearing note with preferred security characteristics.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	123

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(h)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $32,291 or 2.74% of the Fund’s
net assets as of August 31, 2025.

(i)	Defaulted security.
(j)	Value is zero.
(k)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	383	09/08/2025	EUR	52,635	(123)
Euro-BTP	224	09/08/2025	EUR	31,512	(114)
Euro-Bund	6	09/08/2025	EUR	909	(9)
Euro-Schatz	135	09/08/2025	EUR	16,909	(51)
U.S. Treasury 10 Year Note	58	12/19/2025	USD	6,526	27
U.S. Treasury 10 Year Ultra Note	134	12/19/2025	USD	15,333	95
U.S. Treasury Long Bond	250	12/19/2025	USD	28,563	62
Long Gilt	297	12/29/2025	GBP	36,337	(32)
U.S. Treasury 2 Year Note	19	12/31/2025	USD	3,963	8
U.S. Treasury 5 Year Note	1,150	12/31/2025	USD	125,925	613
					476
Short Contracts
Euro-Bobl	(14)	09/08/2025	EUR	(1,924)	9
Euro-Bund	(208)	09/08/2025	EUR	(31,517)	111
Euro-Buxl 30 Year Bond	(41)	09/08/2025	EUR	(5,454)	323
Euro-Schatz	(4)	09/08/2025	EUR	(501)	2
Japan 10 Year Bond	(18)	09/12/2025	JPY	(16,849)	133
U.S. Treasury 10 Year Note	(68)	12/19/2025	USD	(7,651)	(45)
U.S. Treasury 10 Year Ultra Note	(428)	12/19/2025	USD	(48,973)	(305)
U.S. Treasury Long Bond	(13)	12/19/2025	USD	(1,485)	(4)
U.S. Treasury Ultra Bond	(490)	12/19/2025	USD	(57,039)	262
Long Gilt	(4)	12/29/2025	GBP	(489)	— (a)
U.S. Treasury 2 Year Note	(994)	12/31/2025	USD	(207,334)	(429)
U.S. Treasury 5 Year Note	(467)	12/31/2025	USD	(51,137)	(277)
					(220)
					256

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	August 31, 2025

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	125

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	58	USD	67	Morgan Stanley	9/3/2025	1
CHF	9,454	USD	11,781	Citibank, NA	9/25/2025	67
CNY	42,657	USD	5,963	BNP Paribas**	9/25/2025	54
EUR	17,960	USD	21,031	HSBC Bank, NA	9/25/2025	9
EUR	2,559	USD	2,989	Morgan Stanley	9/25/2025	9
GBP	2,238	CHF	2,398	Goldman Sachs International	9/25/2025	21
GBP	2,226	EUR	2,564	BNP Paribas	9/25/2025	6
GBP	2,238	USD	2,995	Goldman Sachs International	9/25/2025	30
JPY	437,903	USD	2,987	Citibank, NA	9/25/2025	— (a)
JPY	438,974	USD	2,987	Goldman Sachs International	9/25/2025	7
USD	6,695	GBP	4,929	Morgan Stanley	9/25/2025	32
USD	13,395	IDR	215,849,908	Morgan Stanley**	9/25/2025	264
USD	2,982	JPY	436,877	Morgan Stanley	9/25/2025	2
USD	3,047	RON	13,225	Goldman Sachs International	9/25/2025	1
USD	2,970	TWD	89,763	Citibank, NA**	9/25/2025	27
USD	2,982	ZAR	52,287	Goldman Sachs International	9/25/2025	22
ZAR	53,146	USD	2,983	Citibank, NA	9/25/2025	25
ZAR	53,115	USD	3,000	Morgan Stanley	9/25/2025	6
Total unrealized appreciation						583
EUR	689	USD	809	Morgan Stanley	9/3/2025	(3)
USD	63,862	EUR	55,724	HSBC Bank, NA	9/3/2025	(1,330)
USD	1,676	GBP	1,268	TD Bank Financial Group	9/3/2025	(38)
CLP	5,525,335	USD	5,764	BNP Paribas**	9/25/2025	(49)
EUR	2,528	USD	2,962	Morgan Stanley	9/25/2025	— (a)
INR	295,326	USD	3,367	Standard Chartered Bank**	9/25/2025	(23)
JPY	438,035	EUR	2,555	Goldman Sachs International	9/25/2025	(5)
JPY	871,267	GBP	4,417	Citibank, NA	9/25/2025	(28)
JPY	978,942	USD	6,707	BNP Paribas	9/25/2025	(29)
JPY	436,542	USD	2,982	Citibank, NA	9/25/2025	(4)
KRW	11,993,937	USD	8,677	Goldman Sachs International**	9/25/2025	(30)
PLN	544	USD	150	Morgan Stanley	9/25/2025	— (a)
THB	96,244	USD	2,978	BNP Paribas	9/25/2025	(2)
TWD	274,410	USD	9,158	Citigroup Global Markets Holdings, Inc.**	9/25/2025	(161)
USD	2,656	AUD	4,063	HSBC Bank, NA	9/25/2025	(3)
USD	2,592	BRL	14,155	Citigroup Global Markets Holdings, Inc.**	9/25/2025	(4)
USD	1,492	BRL	8,141	Goldman Sachs International**	9/25/2025	— (a)
USD	2,982	CHF	2,383	Morgan Stanley	9/25/2025	(4)
USD	2,329	COP	9,484,186	HSBC Bank, NA**	9/25/2025	(26)
USD	8,322	CZK	174,128	Citibank, NA	9/25/2025	(12)
USD	2,995	GBP	2,219	Citibank, NA	9/25/2025	(5)
USD	276	GBP	205	HSBC Bank, NA	9/25/2025	(2)
USD	9,868	HUF	3,347,772	Goldman Sachs International	9/25/2025	(1)
USD	2,987	JPY	441,619	Citibank, NA	9/25/2025	(25)
USD	3,004	JPY	442,101	Goldman Sachs International	9/25/2025	(12)
USD	32,372	MXN	607,428	Goldman Sachs International	9/25/2025	(97)
USD	9,765	PLN	35,603	Goldman Sachs International	9/25/2025	(2)
USD	64,282	EUR	54,977	Morgan Stanley	10/3/2025	(160)
USD	1,708	GBP	1,268	HSBC Bank, NA	10/3/2025	(6)
Total unrealized depreciation						(2,061)
Net unrealized depreciation						(1,478)

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	August 31, 2025

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 31,128	(1,622)	(927)	(2,549)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	127

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2025 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR5,630	—	95	95
6 month EURIBOR semi-annually	2.93 annually	Pay	7/14/2037	EUR12,345	—	26	26
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR5,170	—	45	45
6 month EURIBOR semi-annually	2.96 annually	Pay	7/16/2037	EUR11,850	—	58	58
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK22,419	—	1	1
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK22,420	—	1	1
1 day SOFR annually	3.65 annually	Receive	5/15/2035	USD35,429	9	—	9
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK131,029	—	7	7
1 day SONIA annually	4.23 annually	Receive	3/18/2036	GBP13,945	—	26	26
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL11,048	—	82	82
					9	341	350
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL12,910	—	(154)	(154)
1 day CDI at termination	9.64 at termination	Pay	1/2/2026	BRL20,002	—	(233)	(233)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL25,756	—	(215)	(215)
1 day CDI at termination	11.53 at termination	Pay	1/4/2027	BRL17,465	—	(145)	(145)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL21,895	—	(212)	(212)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL21,878	—	(206)	(206)
6 month PRIBOR semi-annually	3.59 annually	Pay	7/24/2028	CZK83,185	—	(3)	(3)
1 day SONIA annually	3.65 annually	Pay	3/18/2028	GBP58,110	—	(42)	(42)
					—	(1,210)	(1,210)
					9	(869)	(860)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.14%
1 day SOFR	4.34
1 day SONIA	3.97
6 month EURIBOR	2.07
6 month PRIBOR	3.48
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	August 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$342,878	$833,953	$3,538,872
Investments in affiliates, at value	15,345	26,223	189,599
Restricted cash for OTC derivatives	—	—	900
Cash	100	93	6,303
Foreign currency, at value	238	325	13,016
Deposits at broker for futures contracts	937	—	31,990
Deposits at broker for centrally cleared swaps	—	—	26,338
Receivables:
Investment securities sold	3	153	6,384
Investment securities sold — delayed delivery securities	—	—	146,593
Fund shares sold	229	682	3,627
Interest from non-affiliates	4,689	12,940	45,178
Dividends from affiliates	45	84	563
Tax reclaims	—	—	251
Variation margin on futures contracts	—	27	472
Variation margin on centrally cleared swaps	—	—	289
Unrealized appreciation on forward foreign currency exchange contracts	— (a)	589	3,491
Unrealized appreciation on unfunded commitments	—	—	1
Total Assets	364,464	875,069	4,013,867
LIABILITIES:
Payables:
Investment securities purchased	1,016	6,474	15
Investment securities purchased — delayed delivery securities	80	—	335,014
Fund shares redeemed	63	1,367	4,160
Variation margin on futures contracts	157	—	—
Unrealized depreciation on forward foreign currency exchange contracts	35	354	16,528
Variation margin on centrally cleared swaps	—	29	—
Accrued liabilities:
Investment advisory fees	75	417	1,236
Administration fees	13	19	148
Distribution fees	13	7	51
Service fees	15	8	404
Custodian and accounting fees	16	10	78
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)
Deferred foreign capital gains tax	—	—	172
Other	103	57	191
Total Liabilities	1,586	8,742	357,997
Net Assets	$362,878	$866,327	$3,655,870

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	129

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
NET ASSETS:
Paid-in-Capital	$412,025	$1,454,941	$3,887,291
Total distributable earnings (loss)	(49,147)	(588,614)	(231,421)
Total Net Assets	$362,878	$866,327	$3,655,870
Net Assets:
Class A	$48,818	$34,172	$141,639
Class C	4,542	225	36,339
Class I	118,284	29,005	2,907,086
Class R5	—	2	—
Class R6	191,234	802,923	570,806
Total	$362,878	$866,327	$3,655,870
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,796	5,334	14,367
Class C	540	35	3,701
Class I	14,008	4,519	294,038
Class R6	22,658	124,911	57,695
Net Asset Value (a):
Class A — Redemption price per share	$8.42	$6.41	$9.86
Class C — Offering price per share (b)	8.41	6.38	9.82
Class I — Offering and redemption price per share	8.44	6.42	9.89
Class R5 — Offering and redemption price per share	—	6.50	—
Class R6 — Offering and redemption price per share	8.44	6.43	9.89
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$8.75	$6.66	$10.24
Cost of investments in non-affiliates	$341,030	$812,160	$3,526,651
Cost of investments in affiliates	15,342	26,220	189,559
Cost of foreign currency	225	323	12,970
Net upfront payments/(receipts) on centrally cleared swaps	—	1,073	(14,608)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$5,903,368	$1,151,941
Investments in affiliates, at value	4,757,558	90,337
Repurchase agreements, at value	65,000	—
Restricted cash for delayed delivery securities	1,840	—
Restricted cash for securities sold short	500	—
Cash	325	401
Foreign currency, at value	90	2,729
Deposits at broker for futures contracts	—	6,745
Deposits at broker for centrally cleared swaps	13,504	3,864
Receivables:
Investment securities sold	677	1,607
Investment securities sold — delayed delivery securities	2,098,271	89,988
Fund shares sold	8,318	698
Interest from non-affiliates	42,191	10,994
Dividends from affiliates	15,492	374
Tax reclaims	—	95
Variation margin on futures contracts	2,912	194
Variation margin on centrally cleared swaps	221	66
Unrealized appreciation on forward foreign currency exchange contracts	1,374	583
Unrealized appreciation on unfunded commitments	—	— (a)
Outstanding OTC swap contracts, at value	765	—
Total Assets	12,912,406	1,360,616
LIABILITIES:
Payables:
TBA short commitments, at value	745,014	—
Investment securities purchased	53,026	4
Investment securities purchased — delayed delivery securities	1,660,457	175,673
Interest expense to non-affiliates on securities sold short	3,767	—
Fund shares redeemed	16,092	1,633
Unrealized depreciation on forward foreign currency exchange contracts	593	2,061
Accrued liabilities:
Investment advisory fees	3,407	382
Administration fees	522	39
Distribution fees	242	7
Service fees	1,796	120
Custodian and accounting fees	88	51
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Deferred foreign capital gains tax	—	31
Other	339	100
Total Liabilities	2,485,343	180,101
Net Assets	$10,427,063	$1,180,515

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	131

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Strategic Income Opportunities Fund	JPMorgan Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$11,189,998	$1,315,564
Total distributable earnings (loss)	(762,935)	(135,049)
Total Net Assets	$10,427,063	$1,180,515
Net Assets:
Class A	$713,526	$24,139
Class C	141,338	2,898
Class I	7,598,471	920,313
Class R2	—	285
Class R5	50,358	13,828
Class R6	1,923,370	219,052
Total	$10,427,063	$1,180,515
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	62,475	2,446
Class C	12,464	296
Class I	663,165	93,085
Class R2	—	29
Class R5	4,390	1,396
Class R6	167,525	22,146
Net Asset Value (a):
Class A — Redemption price per share	$11.42	$9.87
Class C — Offering price per share (b)	11.34	9.79
Class I — Offering and redemption price per share	11.46	9.89
Class R2 — Offering and redemption price per share	—	9.84
Class R5 — Offering and redemption price per share	11.47	9.90
Class R6 — Offering and redemption price per share	11.48	9.89
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$11.86	$10.25
Cost of investments in non-affiliates	$5,880,386	$1,152,761
Cost of investments in affiliates	4,757,168	90,312
Cost of repurchase agreements	65,000	—
Cost of foreign currency	90	2,718
Proceeds from short TBAs	742,734	—
Net upfront payments/(receipts) on centrally cleared swaps	(12,226)	(1,613)
Net upfront payments on OTC swap contracts	13,260	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	August 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,598	$38,699	$99,717
Interest income from affiliates	3	3	71
Dividend income from non-affiliates	—	—	149
Dividend income from affiliates	275	721	3,392
Foreign taxes withheld (net)	—	(249)	(131)
Total investment income	9,876	39,174	103,198
EXPENSES:
Investment advisory fees	552	3,262	8,033
Administration fees	138	376	1,339
Distribution fees:
Class A	60	40	166
Class C	18	1	103
Service fees:
Class A	60	40	166
Class C	6	1	34
Class I	156	40	3,569
Custodian and accounting fees	38	76	313
Interest expense to affiliates	1	3	27
Professional fees	59	59	78
Trustees’ and Chief Compliance Officer’s fees	13	13	17
Printing and mailing costs	32	18	87
Registration and filing fees	44	51	58
Transfer agency fees (See Note 2.M.)	5	7	39
Other	8	12	66
Total expenses	1,190	3,999	14,095
Less fees waived	(298)	(676)	(2,734)
Less expense reimbursements	—	— (a)	—
Net expenses	892	3,323	11,361
Net investment income (loss)	8,984	35,851	91,837

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	133

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Corporate Bond Fund	JPMorgan Emerging Markets Debt Fund	JPMorgan Global Bond Opportunities Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(503)	$(5,892)	$1,610
Investments in affiliates	(2)	(2)	(30)
Futures contracts	(1,075)	812	11,357
Foreign currency transactions	77	(119)	269
Forward foreign currency exchange contracts	(160)	(713)	(76,957)
Swaps	—	(46)	(3,160)
Net realized gain (loss)	(1,663)	(5,960)	(66,911)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,410	18,512	131,489 (a)
Investments in affiliates	3	(1)	23
Futures contracts	(144)	(22)	3,909
Foreign currency translations	11	63	1,876
Forward foreign currency exchange contracts	(42)	(58)	(17,526)
Swaps	—	(312)	5,301
Unfunded commitments	—	—	1
Change in net unrealized appreciation/depreciation	2,238	18,182	125,073
Net realized/unrealized gains (losses)	575	12,222	58,162
Change in net assets resulting from operations	$9,559	$48,073	$149,999

(a)
Net of change in foreign capital gains tax of $(172)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Strategic Income Opportunities Fund	JPMorgan Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$151,122	$29,038
Interest income from affiliates	—	11
Dividend income from non-affiliates	852	47
Dividend income from affiliates	99,355	2,177
Foreign taxes withheld (net)	(1)	(25)
Total investment income	251,328	31,248
EXPENSES:
Investment advisory fees	23,678	2,665
Administration fees	3,891	444
Distribution fees:
Class A	906	31
Class C	546	12
Class R2	—	1
Service fees:
Class A	906	31
Class C	182	4
Class I	9,549	1,153
Class R5	26	7
Custodian and accounting fees	253	153
Interest expense to affiliates	5	15
Professional fees	96	77
Trustees’ and Chief Compliance Officer’s fees	24	14
Printing and mailing costs	157	26
Registration and filing fees	103	77
Transfer agency fees (See Note 2.M.)	73	22
Other	93	44
Total expenses	40,488	4,776
Less fees waived	(4,605)	(1,155)
Less expense reimbursements	(2)	(3)
Net expenses	35,881	3,618
Net investment income (loss)	215,447	27,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	135

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Strategic Income Opportunities Fund	JPMorgan Unconstrained Debt Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$6,330	$693
Investments in affiliates	(155)	(1)
Options purchased	(9,020)	—
Futures contracts	(1,231)	600
Foreign currency transactions	245	24
Forward foreign currency exchange contracts	(4,160)	(12,261)
Options written	9,253	—
Swaps	(14,444)	(1,798)
Net realized gain (loss)	(13,182)	(12,743)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	24,946	25,173 (a)
Investments in affiliates	(568)	2
Options purchased	8,446	—
Futures contracts	(219)	1,431
Foreign currency translations	236	230
Forward foreign currency exchange contracts	823	(2,317)
Options written	(9,026)	—
Swaps	13,601	19
Unfunded commitments	—	— (b)
Change in net unrealized appreciation/depreciation	38,239	24,538
Net realized/unrealized gains (losses)	25,057	11,795
Change in net assets resulting from operations	$240,504	$39,425

(a)
Net of change in foreign capital gains tax of $(31).
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	August 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,984	$15,500	$35,851	$63,391
Net realized gain (loss)	(1,663)	(315)	(5,960)	(5,737)
Change in net unrealized appreciation/depreciation	2,238	5,177	18,182	39,953
Change in net assets resulting from operations	9,559	20,362	48,073	97,607
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,153)	(1,888)	(1,000)	(1,605)
Class C	(104)	(229)	(7)	(18)
Class I	(3,133)	(4,980)	(1,005)	(2,591)
Class R5	—	—	(5)	(38)
Class R6	(4,911)	(8,289)	(31,118)	(58,815)
Total distributions to shareholders	(9,301)	(15,386)	(33,135)	(63,067)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(29)	102,597	(183,155)	187,003
NET ASSETS:
Change in net assets	229	107,573	(168,217)	221,543
Beginning of period	362,649	255,076	1,034,544	813,001
End of period	$362,878	$362,649	$866,327	$1,034,544
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	137

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$91,837	$168,778	$215,447	$481,123
Net realized gain (loss)	(66,911)	(39,324)	(13,182)	(28,924)
Change in net unrealized appreciation/depreciation	125,073	77,802	38,239	38,132
Change in net assets resulting from operations	149,999	207,256	240,504	490,331
DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,336)	(6,152)	(13,875)	(34,686)
Return of capital	—	(96)	—	—
Class C
From net investment income	(646)	(1,150)	(2,433)	(5,823)
Return of capital	—	(20)	—	—
Class I
From net investment income	(74,520)	(130,110)	(155,467)	(350,255)
Return of capital	—	(1,908)	—	—
Class R5
From net investment income	—	—	(1,113)	(3,054)
Class R6
From net investment income	(14,915)	(23,113)	(42,068)	(95,070)
Return of capital	—	(325)	—	—
Total distributions to shareholders	(93,417)	(162,874)	(214,956)	(488,888)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	75,756	74,693	(3,568)	891,408
NET ASSETS:
Change in net assets	132,338	119,075	21,980	892,851
Beginning of period	3,523,532	3,404,457	10,405,083	9,512,232
End of period	$3,655,870	$3,523,532	$10,427,063	$10,405,083
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,630	$51,842
Net realized gain (loss)	(12,743)	(8,561)
Change in net unrealized appreciation/depreciation	24,538	26,254
Change in net assets resulting from operations	39,425	69,535
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(573)	(998)
Class C	(66)	(123)
Class I	(21,678)	(40,597)
Class R2	(7)	(17)
Class R5	(316)	(597)
Class R6	(5,325)	(10,552)
Total distributions to shareholders	(27,965)	(52,884)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(27,710)	148,124
NET ASSETS:
Change in net assets	(16,250)	164,775
Beginning of period	1,196,765	1,031,990
End of period	$1,180,515	$1,196,765
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	139

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,737	$19,033	$18,975	$32,857
Distributions reinvested	1,052	1,799	999	1,601
Cost of shares redeemed	(5,162)	(9,385)	(16,535)	(28,366)
Change in net assets resulting from Class A capital transactions	1,627	11,447	3,439	6,092
Class C
Proceeds from shares issued	298	932	20	101
Distributions reinvested	104	229	7	18
Cost of shares redeemed	(1,110)	(1,570)	(58)	(262)
Change in net assets resulting from Class C capital transactions	(708)	(409)	(31)	(143)
Class I
Proceeds from shares issued	24,451	100,161	6,328	25,556
Distributions reinvested	3,091	4,947	1,002	2,577
Cost of shares redeemed	(36,625)	(53,338)	(22,922)	(24,882)
Change in net assets resulting from Class I capital transactions	(9,083)	51,770	(15,592)	3,251
Class R5
Proceeds from shares issued	—	—	— (a)	4
Distributions reinvested	—	—	5	38
Cost of shares redeemed	—	—	(605)	(53)
Change in net assets resulting from Class R5 capital transactions	—	—	(600)	(11)
Class R6
Proceeds from shares issued	25,190	62,497	74,387	214,889
Distributions reinvested	4,329	7,127	30,761	57,468
Cost of shares redeemed	(21,384)	(29,835)	(275,519)	(94,543)
Change in net assets resulting from Class R6 capital transactions	8,135	39,789	(170,371)	177,814
Total change in net assets resulting from capital transactions	$(29)	$102,597	$(183,155)	$187,003
SHARE TRANSACTIONS:
Class A
Issued	688	2,267	3,058	5,293
Reinvested	126	216	160	258
Redeemed	(619)	(1,126)	(2,659)	(4,566)
Change in Class A Shares	195	1,357	559	985

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Corporate Bond Fund		JPMorgan Emerging Markets Debt Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	36	112	3	17
Reinvested	12	27	1	3
Redeemed	(134)	(189)	(9)	(43)
Change in Class C Shares	(86)	(50)	(5)	(23)
Class I
Issued	2,929	11,924	1,028	4,121
Reinvested	370	592	160	415
Redeemed	(4,385)	(6,399)	(3,705)	(4,010)
Change in Class I Shares	(1,086)	6,117	(2,517)	526
Class R5
Issued	—	—	— (a)	1
Reinvested	—	—	1	6
Redeemed	—	—	(97)	(8)
Change in Class R5 Shares	—	—	(96)	(1)
Class R6
Issued	3,020	7,454	11,895	34,739
Reinvested	518	853	4,911	9,232
Redeemed	(2,550)	(3,569)	(43,557)	(15,159)
Change in Class R6 Shares	988	4,738	(26,751)	28,812

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	141

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$23,293	$32,623	$64,684	$135,604
Distributions reinvested	3,208	6,021	12,504	31,084
Cost of shares redeemed	(18,953)	(69,814)	(93,731)	(198,639)
Change in net assets resulting from Class A capital transactions	7,548	(31,170)	(16,543)	(31,951)
Class C
Proceeds from shares issued	13,981	4,624	16,317	59,639
Distributions reinvested	624	1,130	2,338	5,554
Cost of shares redeemed	(5,041)	(11,319)	(25,224)	(48,983)
Change in net assets resulting from Class C capital transactions	9,564	(5,565)	(6,569)	16,210
Class I
Proceeds from shares issued	402,086	788,485	1,093,367	2,567,509
Distributions reinvested	69,752	123,307	140,581	316,719
Cost of shares redeemed	(438,630)	(899,033)	(1,198,195)	(2,119,409)
Change in net assets resulting from Class I capital transactions	33,208	12,759	35,753	764,819
Class R5
Proceeds from shares issued	—	—	4,846	9,076
Distributions reinvested	—	—	1,105	3,039
Cost of shares redeemed	—	—	(11,071)	(25,115)
Change in net assets resulting from Class R5 capital transactions	—	—	(5,120)	(13,000)
Class R6
Proceeds from shares issued	75,148	182,134	254,385	493,413
Distributions reinvested	12,483	19,315	33,705	74,080
Cost of shares redeemed	(62,195)	(102,780)	(299,179)	(412,163)
Change in net assets resulting from Class R6 capital transactions	25,436	98,669	(11,089)	155,330
Total change in net assets resulting from capital transactions	$75,756	$74,693	$(3,568)	$891,408
SHARE TRANSACTIONS:
Class A
Issued	2,393	3,387	5,666	11,872
Reinvested	330	626	1,097	2,726
Redeemed	(1,956)	(7,275)	(8,213)	(17,395)
Change in Class A Shares	767	(3,262)	(1,450)	(2,797)
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Global Bond Opportunities Fund		JPMorgan Strategic Income Opportunities Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	1,434	481	1,439	5,261
Reinvested	64	118	207	490
Redeemed	(522)	(1,179)	(2,227)	(4,318)
Change in Class C Shares	976	(580)	(581)	1,433
Class I
Issued	41,225	81,616	95,480	224,114
Reinvested	7,156	12,784	12,290	27,697
Redeemed	(45,030)	(92,941)	(104,638)	(185,008)
Change in Class I Shares	3,351	1,459	3,132	66,803
Class R5
Issued	—	—	423	792
Reinvested	—	—	96	265
Redeemed	—	—	(964)	(2,189)
Change in Class R5 Shares	—	—	(445)	(1,132)
Class R6
Issued	7,712	18,805	22,169	42,989
Reinvested	1,280	2,001	2,941	6,466
Redeemed	(6,386)	(10,615)	(26,051)	(35,917)
Change in Class R6 Shares	2,606	10,191	(941)	13,538
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	143

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,313	$10,877
Distributions reinvested	570	992
Cost of shares redeemed	(3,925)	(6,493)
Change in net assets resulting from Class A capital transactions	(1,042)	5,376
Class C
Proceeds from shares issued	427	1,212
Distributions reinvested	66	123
Cost of shares redeemed	(601)	(1,577)
Change in net assets resulting from Class C capital transactions	(108)	(242)
Class I
Proceeds from shares issued	147,893	330,883
Distributions reinvested	20,792	39,647
Cost of shares redeemed	(187,079)	(247,771)
Change in net assets resulting from Class I capital transactions	(18,394)	122,759
Class R2
Proceeds from shares issued	14	39
Distributions reinvested	7	17
Cost of shares redeemed	(103)	(182)
Change in net assets resulting from Class R2 capital transactions	(82)	(126)
Class R5
Proceeds from shares issued	561	1,253
Distributions reinvested	316	597
Cost of shares redeemed	(191)	(603)
Change in net assets resulting from Class R5 capital transactions	686	1,247
Class R6
Proceeds from shares issued	12,411	34,120
Distributions reinvested	5,045	9,945
Cost of shares redeemed	(26,226)	(24,955)
Change in net assets resulting from Class R6 capital transactions	(8,770)	19,110
Total change in net assets resulting from capital transactions	$(27,710)	$148,124
SHARE TRANSACTIONS:
Class A
Issued	238	1,118
Reinvested	58	102
Redeemed	(403)	(667)
Change in Class A Shares	(107)	553
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Unconstrained Debt Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	44	125
Reinvested	7	13
Redeemed	(62)	(164)
Change in Class C Shares	(11)	(26)
Class I
Issued	15,114	33,988
Reinvested	2,125	4,087
Redeemed	(19,154)	(25,487)
Change in Class I Shares	(1,915)	12,588
Class R2
Issued	2	4
Reinvested	1	2
Redeemed	(11)	(19)
Change in Class R2 Shares	(8)	(13)
Class R5
Issued	57	129
Reinvested	32	61
Redeemed	(19)	(62)
Change in Class R5 Shares	70	128
Class R6
Issued	1,267	3,485
Reinvested	516	1,025
Redeemed	(2,691)	(2,566)
Change in Class R6 Shares	(908)	1,944
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Corporate Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$8.42	$0.19	$0.01	$0.20	$(0.20)	$—	$(0.20)
Year Ended February 28, 2025	8.26	0.40	0.15	0.55	(0.39)	—	(0.39)
Year Ended February 29, 2024	8.12	0.36	0.13	0.49	(0.35)	—	(0.35)
Year Ended February 28, 2023	9.45	0.26	(1.27)	(1.01)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2022	10.52	0.22	(0.51)	(0.29)	(0.32)	(0.46)	(0.78)
Year Ended February 28, 2021	10.62	0.22	0.06	0.28	(0.22)	(0.16)	(0.38)
Class C
Six Months Ended August 31, 2025 (Unaudited)	8.40	0.17	0.02	0.19	(0.18)	—	(0.18)
Year Ended February 28, 2025	8.24	0.35	0.16	0.51	(0.35)	—	(0.35)
Year Ended February 29, 2024	8.11	0.32	0.12	0.44	(0.31)	—	(0.31)
Year Ended February 28, 2023	9.43	0.22	(1.27)	(1.05)	(0.22)	(0.05)	(0.27)
Year Ended February 28, 2022	10.51	0.17	(0.52)	(0.35)	(0.27)	(0.46)	(0.73)
Year Ended February 28, 2021	10.60	0.17	0.06	0.23	(0.16)	(0.16)	(0.32)
Class I
Six Months Ended August 31, 2025 (Unaudited)	8.44	0.21	—	0.21	(0.21)	—	(0.21)
Year Ended February 28, 2025	8.28	0.42	0.15	0.57	(0.41)	—	(0.41)
Year Ended February 29, 2024	8.14	0.38	0.13	0.51	(0.37)	—	(0.37)
Year Ended February 28, 2023	9.47	0.28	(1.27)	(0.99)	(0.29)	(0.05)	(0.34)
Year Ended February 28, 2022	10.54	0.25	(0.52)	(0.27)	(0.34)	(0.46)	(0.80)
Year Ended February 28, 2021	10.64	0.25	0.05	0.30	(0.24)	(0.16)	(0.40)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	8.44	0.21	0.01	0.22	(0.22)	—	(0.22)
Year Ended February 28, 2025	8.28	0.43	0.15	0.58	(0.42)	—	(0.42)
Year Ended February 29, 2024	8.14	0.39	0.13	0.52	(0.38)	—	(0.38)
Year Ended February 28, 2023	9.47	0.29	(1.27)	(0.98)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2022	10.54	0.25	(0.50)	(0.25)	(0.36)	(0.46)	(0.82)
Year Ended February 28, 2021	10.64	0.26	0.05	0.31	(0.25)	(0.16)	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.42	2.46%	$48,818	0.74%	4.62%	0.98%	45%
8.42	6.82	47,165	0.74	4.74	1.00	70
8.26	6.15	35,066	0.74	4.41	1.03	131
8.12	(10.77)	26,475	0.74	3.10	1.00	119
9.45	(3.07)	32,861	0.75	2.18	0.98	71
10.52	2.62	32,410	0.74	2.07	0.94	100

8.41	2.32	4,542	1.24	4.13	1.50	45
8.40	6.30	5,256	1.24	4.24	1.51	70
8.24	5.51	5,571	1.24	3.91	1.54	131
8.11	(11.13)	4,028	1.24	2.62	1.53	119
9.43	(3.66)	4,590	1.25	1.68	1.48	71
10.51	2.21	6,465	1.24	1.61	1.41	100

8.44	2.58	118,284	0.49	4.88	0.73	45
8.44	7.07	127,407	0.49	4.99	0.76	70
8.28	6.40	74,313	0.49	4.70	0.78	131
8.14	(10.53)	53,149	0.49	3.30	0.76	119
9.47	(2.83)	81,447	0.50	2.42	0.73	71
10.54	2.86	201,450	0.49	2.37	0.66	100

8.44	2.63	191,234	0.39	4.97	0.48	45
8.44	7.18	182,821	0.39	5.09	0.50	70
8.28	6.51	140,126	0.39	4.73	0.53	131
8.14	(10.43)	160,551	0.39	3.44	0.51	119
9.47	(2.73)	191,567	0.40	2.45	0.44	71
10.54	2.97	2,411,464	0.39	2.45	0.40	100

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$6.30	$0.21	$0.10	$0.31	$(0.20)
Year Ended February 28, 2025	6.08	0.39	0.21	0.60	(0.38)
Year Ended February 29, 2024	5.90	0.35	0.16	0.51	(0.33)
Year Ended February 28, 2023	6.87	0.32	(0.94)	(0.62)	(0.35)
Year Ended February 28, 2022	7.94	0.32	(1.07)	(0.75)	(0.32)
Year Ended February 28, 2021	8.09	0.33	(0.21)	0.12	(0.27)
Class C
Six Months Ended August 31, 2025 (Unaudited)	6.27	0.20	0.09	0.29	(0.18)
Year Ended February 28, 2025	6.05	0.35	0.22	0.57	(0.35)
Year Ended February 29, 2024	5.88	0.31	0.15	0.46	(0.29)
Year Ended February 28, 2023	6.83	0.29	(0.92)	(0.63)	(0.32)
Year Ended February 28, 2022	7.90	0.28	(1.07)	(0.79)	(0.28)
Year Ended February 28, 2021	8.05	0.27	(0.19)	0.08	(0.23)
Class I
Six Months Ended August 31, 2025 (Unaudited)	6.31	0.22	0.09	0.31	(0.20)
Year Ended February 28, 2025	6.09	0.40	0.22	0.62	(0.40)
Year Ended February 29, 2024	5.92	0.36	0.15	0.51	(0.34)
Year Ended February 28, 2023	6.87	0.34	(0.92)	(0.58)	(0.37)
Year Ended February 28, 2022	7.95	0.34	(1.08)	(0.74)	(0.34)
Year Ended February 28, 2021	8.10	0.34	(0.20)	0.14	(0.29)
Class R5
Six Months Ended August 31, 2025 (Unaudited)	6.40	0.22	0.10	0.32	(0.22)
Year Ended February 28, 2025	6.17	0.41	0.22	0.63	(0.40)
Year Ended February 29, 2024	5.98	0.37	0.16	0.53	(0.34)
Year Ended February 28, 2023	6.95	0.34	(0.94)	(0.60)	(0.37)
Year Ended February 28, 2022	8.04	0.34	(1.09)	(0.75)	(0.34)
Year Ended February 28, 2021	8.19	0.34	(0.19)	0.15	(0.30)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	6.32	0.23	0.09	0.32	(0.21)
Year Ended February 28, 2025	6.10	0.41	0.22	0.63	(0.41)
Year Ended February 29, 2024	5.92	0.37	0.16	0.53	(0.35)
Year Ended February 28, 2023	6.89	0.34	(0.93)	(0.59)	(0.38)
Year Ended February 28, 2022	7.96	0.35	(1.07)	(0.72)	(0.35)
Year Ended February 28, 2021	8.11	0.35	(0.20)	0.15	(0.30)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

148

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$6.41	4.99%	$34,172	1.04%	6.77%	1.28%	52%
6.30	10.18	30,095	1.04	6.20	1.28	73
6.08	8.92	23,037	1.05	5.87	1.31	61
5.90	(8.89)	24,588	1.08	5.34	1.31	72
6.87	(9.83)	26,388	1.10	4.05	1.27	37
7.94	1.71	23,705	1.12	4.27	1.31	92

6.38	4.75	225	1.54	6.27	1.98	52
6.27	9.67	253	1.54	5.59	1.92	73
6.05	8.19	384	1.55	5.31	1.87	61
5.88	(9.11)	894	1.58	4.79	1.80	72
6.83	(10.36)	1,353	1.60	3.52	1.81	37
7.90	1.22	2,511	1.61	3.58	1.80	92

6.42	5.11	29,005	0.79	7.01	1.03	52
6.31	10.43	44,421	0.79	6.42	1.03	73
6.09	8.99	39,648	0.79	6.13	1.06	61
5.92	(8.36)	36,301	0.83	5.52	1.05	72
6.87	(9.73)	47,910	0.85	4.28	1.02	37
7.95	1.98	54,850	0.86	4.35	1.03	92

6.50	5.14	2	0.75	7.01	0.91	52
6.40	10.51	615	0.74	6.46	0.89	73
6.17	9.28	601	0.74	6.16	0.98	61
5.98	(8.52)	710	0.78	5.63	0.92	72
6.95	(9.69)	728	0.80	4.34	0.88	37
8.04	2.04	621	0.79	4.31	0.89	92

6.43	5.18	802,923	0.64	7.16	0.77	52
6.32	10.58	959,160	0.64	6.57	0.77	73
6.10	9.32	749,331	0.64	6.30	0.80	61
5.92	(8.50)	491,388	0.68	5.60	0.79	72
6.89	(9.44)	888,305	0.70	4.43	0.77	37
7.96	2.16	1,125,113	0.69	4.51	0.78	92

149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
JPMorgan Global Bond Opportunities Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$9.70	$0.24	$0.16	$0.40	$(0.24)	$—	$—	$(0.24)
Year Ended February 28, 2025	9.59	0.44	0.10	0.54	(0.42)	—	(0.01)	(0.43)
Year Ended February 29, 2024	9.49	0.40	0.05	0.45	(0.35)	—	—	(0.35)
Year Ended February 28, 2023	10.10	0.32	(0.60)	(0.28)	(0.33)	— (f)	—	(0.33)
Year Ended February 28, 2022	10.49	0.26	(0.39)	(0.13)	(0.26)	—	—	(0.26)
Year Ended February 28, 2021	10.13	0.29	0.39	0.68	(0.32)	—	—	(0.32)
Class C
Six Months Ended August 31, 2025 (Unaudited)	9.67	0.22	0.16	0.38	(0.23)	—	—	(0.23)
Year Ended February 28, 2025	9.55	0.40	0.11	0.51	(0.38)	—	(0.01)	(0.39)
Year Ended February 29, 2024	9.46	0.36	0.04	0.40	(0.31)	—	—	(0.31)
Year Ended February 28, 2023	10.06	0.28	(0.59)	(0.31)	(0.29)	— (f)	—	(0.29)
Year Ended February 28, 2022	10.45	0.21	(0.39)	(0.18)	(0.21)	—	—	(0.21)
Year Ended February 28, 2021	10.10	0.25	0.38	0.63	(0.28)	—	—	(0.28)
Class I
Six Months Ended August 31, 2025 (Unaudited)	9.73	0.25	0.17	0.42	(0.26)	—	—	(0.26)
Year Ended February 28, 2025	9.61	0.47	0.10	0.57	(0.44)	—	(0.01)	(0.45)
Year Ended February 29, 2024	9.52	0.43	0.03	0.46	(0.37)	—	—	(0.37)
Year Ended February 28, 2023	10.13	0.35	(0.60)	(0.25)	(0.36)	— (f)	—	(0.36)
Year Ended February 28, 2022	10.51	0.28	(0.38)	(0.10)	(0.28)	—	—	(0.28)
Year Ended February 28, 2021	10.16	0.32	0.37	0.69	(0.34)	—	—	(0.34)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	9.74	0.26	0.15	0.41	(0.26)	—	—	(0.26)
Year Ended February 28, 2025	9.62	0.49	0.10	0.59	(0.46)	—	(0.01)	(0.47)
Year Ended February 29, 2024	9.52	0.44	0.05	0.49	(0.39)	—	—	(0.39)
Year Ended February 28, 2023	10.13	0.36	(0.60)	(0.24)	(0.37)	— (f)	—	(0.37)
Year Ended February 28, 2022	10.52	0.30	(0.39)	(0.09)	(0.30)	—	—	(0.30)
Year Ended February 28, 2021	10.16	0.33	0.39	0.72	(0.36)	—	—	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

150

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.86	4.23%	$141,639	0.90%	4.88%	1.07%	56%
9.70	5.75	131,980	0.89	4.59	1.07	164
9.59	4.85	161,627	0.90	4.25	1.07	131
9.49	(2.68)	157,631	0.90	3.34	1.07	52
10.10	(1.32)	205,516	0.90	2.44	1.07	51
10.49	6.83	259,738	0.90	2.86	1.06	83

9.82	3.94	36,339	1.30	4.47	1.57	56
9.67	5.47	26,342	1.29	4.20	1.56	164
9.55	4.32	31,551	1.30	3.83	1.57	131
9.46	(2.98)	45,718	1.30	2.94	1.57	52
10.06	(1.72)	56,993	1.30	2.04	1.57	51
10.45	6.32	65,348	1.30	2.46	1.56	83

9.89	4.35	2,907,086	0.65	5.14	0.81	56
9.73	6.12	2,828,769	0.64	4.86	0.81	164
9.61	4.98	2,779,525	0.65	4.51	0.82	131
9.52	(2.43)	2,508,577	0.65	3.61	0.81	52
10.13	(0.97)	2,833,995	0.65	2.69	0.81	51
10.51	6.97	2,563,642	0.65	3.11	0.81	83

9.89	4.32	570,806	0.50	5.28	0.57	56
9.74	6.27	536,441	0.49	5.02	0.57	164
9.62	5.25	431,754	0.50	4.66	0.58	131
9.52	(2.28)	393,108	0.50	3.71	0.57	52
10.13	(0.91)	676,287	0.50	2.84	0.57	51
10.52	7.23	726,879	0.50	3.26	0.56	83

151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$11.39	$0.22	$0.03	$0.25	$(0.22)
Year Ended February 28, 2025	11.39	0.52	0.01	0.53	(0.53)
Year Ended February 29, 2024	11.36	0.54	0.02	0.56	(0.53)
Year Ended February 28, 2023	11.45	0.23	(0.07)	0.16	(0.25)
Year Ended February 28, 2022	11.50	0.03	(0.05)	(0.02)	(0.03)
Year Ended February 28, 2021	11.42	0.09	0.08	0.17	(0.09)
Class C
Six Months Ended August 31, 2025 (Unaudited)	11.31	0.19	0.03	0.22	(0.19)
Year Ended February 28, 2025	11.32	0.46	— (f)	0.46	(0.47)
Year Ended February 29, 2024	11.29	0.48	0.02	0.50	(0.47)
Year Ended February 28, 2023	11.39	0.16	(0.06)	0.10	(0.20)
Year Ended February 28, 2022	11.46	(0.02)	(0.05)	(0.07)	— (f)
Year Ended February 28, 2021	11.39	0.05	0.05	0.10	(0.03)
Class I
Six Months Ended August 31, 2025 (Unaudited)	11.43	0.24	0.03	0.27	(0.24)
Year Ended February 28, 2025	11.43	0.55	0.01	0.56	(0.56)
Year Ended February 29, 2024	11.39	0.57	0.03	0.60	(0.56)
Year Ended February 28, 2023	11.48	0.26	(0.08)	0.18	(0.27)
Year Ended February 28, 2022	11.53	0.06	(0.05)	0.01	(0.06)
Year Ended February 28, 2021	11.45	0.12	0.08	0.20	(0.12)
Class R5
Six Months Ended August 31, 2025 (Unaudited)	11.45	0.24	0.02	0.26	(0.24)
Year Ended February 28, 2025	11.44	0.57	0.02	0.59	(0.58)
Year Ended February 29, 2024	11.41	0.58	0.02	0.60	(0.57)
Year Ended February 28, 2023	11.49	0.28	(0.07)	0.21	(0.29)
Year Ended February 28, 2022	11.54	0.08	(0.06)	0.02	(0.07)
Year Ended February 28, 2021	11.47	0.15	0.05	0.20	(0.13)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	11.45	0.25	0.03	0.28	(0.25)
Year Ended February 28, 2025	11.45	0.58	0.01	0.59	(0.59)
Year Ended February 29, 2024	11.41	0.60	0.02	0.62	(0.58)
Year Ended February 28, 2023	11.50	0.28	(0.07)	0.21	(0.30)
Year Ended February 28, 2022	11.54	0.09	(0.04)	0.05	(0.09)
Year Ended February 28, 2021	11.47	0.15	0.07	0.22	(0.15)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

152

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$11.42	2.22%	$713,526	0.95%	3.82%	1.04%	247%
11.39	4.75	728,375	0.94	4.56	1.04	544
11.39	5.02	760,124	0.91	4.73	1.05	565
11.36	1.38	769,071	0.90	1.98	1.04	410
11.45	(0.17)	874,236	0.97	0.29	1.04	134
11.50	1.49	955,348	0.94	0.82	1.04	130

11.34	1.98	141,338	1.45	3.32	1.54	247
11.31	4.18	147,579	1.44	4.04	1.54	544
11.32	4.53	131,415	1.41	4.21	1.55	565
11.29	0.86	152,504	1.40	1.44	1.54	410
11.39	(0.60)	191,301	1.47	(0.19)	1.55	134
11.46	0.92	297,525	1.44	0.41	1.54	130

11.46	2.34	7,598,471	0.70	4.07	0.79	247
11.43	5.00	7,544,355	0.69	4.80	0.79	544
11.43	5.36	6,778,756	0.66	4.98	0.79	565
11.39	1.62	6,592,191	0.65	2.29	0.79	410
11.48	0.06	6,538,863	0.72	0.54	0.79	134
11.53	1.74	7,522,680	0.69	1.08	0.78	130

11.47	2.33	50,358	0.55	4.22	0.66	247
11.45	5.24	55,340	0.54	4.97	0.66	544
11.44	5.42	68,270	0.51	5.11	0.66	565
11.41	1.86	86,997	0.50	2.41	0.66	410
11.49	0.21	88,556	0.57	0.69	0.66	134
11.54	1.80	98,303	0.54	1.28	0.65	130

11.48	2.47	1,923,370	0.45	4.32	0.54	247
11.45	5.25	1,929,434	0.44	5.04	0.54	544
11.45	5.61	1,773,667	0.41	5.25	0.54	565
11.41	1.87	1,518,327	0.40	2.47	0.54	410
11.50	0.40	1,624,510	0.47	0.79	0.54	134
11.54	1.91	1,792,903	0.44	1.31	0.53	130

153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Unconstrained Debt Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$9.77	$0.22	$0.11	$0.33	$(0.23)
Year Ended February 28, 2025	9.62	0.43	0.16	0.59	(0.44)
Year Ended February 29, 2024	9.44	0.37	0.16	0.53	(0.35)
Year Ended February 28, 2023	9.69	0.27	(0.23)	0.04	(0.29)
Year Ended February 28, 2022	10.07	0.19	(0.33)	(0.14)	(0.24)
Year Ended February 28, 2021	9.89	0.21	0.29	0.50	(0.32)
Class C
Six Months Ended August 31, 2025 (Unaudited)	9.69	0.21	0.10	0.31	(0.21)
Year Ended February 28, 2025	9.54	0.38	0.16	0.54	(0.39)
Year Ended February 29, 2024	9.37	0.32	0.15	0.47	(0.30)
Year Ended February 28, 2023	9.62	0.22	(0.22)	—	(0.25)
Year Ended February 28, 2022	10.00	0.14	(0.33)	(0.19)	(0.19)
Year Ended February 28, 2021	9.82	0.16	0.29	0.45	(0.27)
Class I
Six Months Ended August 31, 2025 (Unaudited)	9.79	0.23	0.10	0.33	(0.23)
Year Ended February 28, 2025	9.64	0.46	0.16	0.62	(0.47)
Year Ended February 29, 2024	9.46	0.39	0.16	0.55	(0.37)
Year Ended February 28, 2023	9.71	0.30	(0.23)	0.07	(0.32)
Year Ended February 28, 2022	10.09	0.22	(0.34)	(0.12)	(0.26)
Year Ended February 28, 2021	9.90	0.23	0.30	0.53	(0.34)
Class R2
Six Months Ended August 31, 2025 (Unaudited)	9.74	0.21	0.11	0.32	(0.22)
Year Ended February 28, 2025	9.59	0.39	0.17	0.56	(0.41)
Year Ended February 29, 2024	9.42	0.34	0.15	0.49	(0.32)
Year Ended February 28, 2023	9.67	0.24	(0.23)	0.01	(0.26)
Year Ended February 28, 2022	10.05	0.16	(0.34)	(0.18)	(0.20)
Year Ended February 28, 2021	9.87	0.17	0.29	0.46	(0.28)
Class R5
Six Months Ended August 31, 2025 (Unaudited)	9.80	0.23	0.10	0.33	(0.23)
Year Ended February 28, 2025	9.65	0.46	0.16	0.62	(0.47)
Year Ended February 29, 2024	9.47	0.40	0.16	0.56	(0.38)
Year Ended February 28, 2023	9.72	0.30	(0.23)	0.07	(0.32)
Year Ended February 28, 2022	10.10	0.22	(0.33)	(0.11)	(0.27)
Year Ended February 28, 2021	9.92	0.23	0.30	0.53	(0.35)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	9.79	0.24	0.10	0.34	(0.24)
Year Ended February 28, 2025	9.64	0.47	0.16	0.63	(0.48)
Year Ended February 29, 2024	9.46	0.40	0.17	0.57	(0.39)
Year Ended February 28, 2023	9.71	0.31	(0.23)	0.08	(0.33)
Year Ended February 28, 2022	10.09	0.23	(0.33)	(0.10)	(0.28)
Year Ended February 28, 2021	9.91	0.25	0.29	0.54	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

154

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.87	3.38%	$24,139	0.76%(f)	4.52%(f)	1.10%(f)	82%
9.77	6.30	24,938	0.88	4.48	1.09	217
9.62	5.72	19,236	0.89	3.92	1.10	177
9.44	0.49	16,724	0.89	2.89	1.10	45
9.69	(1.44)	15,008	0.89	1.92	1.09	103
10.07	5.11	12,724	0.89	2.19	1.08	333

9.79	3.29	2,898	1.02 (f)	4.26 (f)	1.62 (f)	82
9.69	5.82	2,978	1.38	3.97	1.61	217
9.54	5.12	3,176	1.39	3.41	1.62	177
9.37	(0.01)	3,458	1.39	2.37	1.60	45
9.62	(1.95)	4,178	1.39	1.40	1.59	103
10.00	4.66	5,040	1.38	1.58	1.58	333

9.89	3.44	920,313	0.64 (f)	4.64 (f)	0.84 (f)	82
9.79	6.55	929,761	0.63	4.72	0.84	217
9.64	5.97	794,056	0.64	4.17	0.84	177
9.46	0.74	781,364	0.64	3.13	0.84	45
9.71	(1.19)	841,494	0.64	2.16	0.83	103
10.09	5.48	736,969	0.63	2.31	0.83	333

9.84	3.30	285	0.99 (f)	4.29 (f)	1.13 (f)	82
9.74	5.94	363	1.23	4.08	1.35	217
9.59	5.26	482	1.24	3.58	1.34	177
9.42	0.13	395	1.24	2.51	1.35	45
9.67	(1.79)	865	1.24	1.57	1.34	103
10.05	4.78	642	1.23	1.67	1.59	333

9.90	3.46	13,828	0.59 (f)	4.69 (f)	0.69 (f)	82
9.80	6.60	13,004	0.58	4.76	0.69	217
9.65	6.02	11,566	0.59	4.22	0.69	177
9.47	0.79	10,126	0.59	3.19	0.69	45
9.72	(1.15)	10,060	0.59	2.21	0.68	103
10.10	5.42	8,972	0.58	2.35	0.69	333

9.89	3.52	219,052	0.49 (f)	4.79 (f)	0.59 (f)	82
9.79	6.71	225,721	0.48	4.87	0.59	217
9.64	6.13	203,474	0.49	4.28	0.59	177
9.46	0.89	294,312	0.49	3.30	0.59	45
9.71	(1.05)	214,004	0.49	2.30	0.58	103
10.09	5.53	241,971	0.48	2.50	0.58	333

155

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 5 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Corporate Bond Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Emerging Markets Debt Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Global Bond Opportunities Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Strategic Income Opportunities Fund	Class A, Class C, Class I, Class R5 and Class R6	Diversified
JPMorgan Unconstrained Debt Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	Diversified
Effective June 1, 2025, Class A and Class C Shares of Unconstrained Debt Fund were publicly offered on a limited basis. Investors are not eligible to purchase Class A Shares and Class C Shares of Unconstrained Debt Fund unless they meet certain requirements as described in the Funds' prospectus.
The investment objective of JPMorgan Corporate Bond Fund (“Corporate Bond Fund”) and JPMorgan Global Bond Opportunities Fund (“Global Bond Opportunities Fund”) is to seek to provide total return.
The investment objective of JPMorgan Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) is to seek to provide high total return from a portfolio of fixed income securities of emerging markets issuers.
The investment objective of JPMorgan Strategic Income Opportunities Fund (“Strategic Income Opportunities Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Unconstrained Debt Fund (“Unconstrained Debt Fund”) is to seek to provide long-term total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R5, and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective June 1, 2025, no sales charge was imposed on purchases of Class A Shares of Unconstrained Debt Fund and no CDSC was imposed on redemptions of Class A Shares and Class C Shares of Unconstrained Debt Fund. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

156	J.P. Morgan Income Funds	August 31, 2025

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps, options and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Unconstrained Debt Fund at August 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

August 31, 2025	J.P. Morgan Income Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Corporate Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,751	$—	$1,751
Corporate Bonds	—	337,231	—	337,231
Loan Assignments	—	999	—	999
Municipal Bonds	—	255	—	255
U.S. Treasury Obligations	—	1,522	—	1,522
Short-Term Investments
Investment Companies	15,345	—	—	15,345
U.S. Treasury Obligations	—	1,120	—	1,120
Total Short-Term Investments	15,345	1,120	—	16,465
Total Investments in Securities	$15,345	$342,878	$—	$358,223
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$— (a)	$—	$— (a)
Futures Contracts	567	52	—	619
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(35)	$—	$(35)
Futures Contracts	(380)	(14)	—	(394)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$187	$3	$—	$190

(a)	Amount rounds to less than one thousand.

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Azerbaijan	$—	$505	$—	$505
Bahrain	—	4,480	—	4,480
Brazil	—	11,026	—	11,026
Chile	—	17,146	—	17,146
Colombia	—	11,522	—	11,522
Costa Rica	—	1,976	—	1,976
El Salvador	—	974	—	974
Guatemala	—	754	—	754
Hong Kong	—	308	—	308
India	—	4,600	—	4,600
Indonesia	—	5,518	—	5,518
Jamaica	—	1,846	—	1,846
Macau	—	379	—	379
Mexico	—	60,105	—	60,105
Morocco	—	7,300	—	7,300
Oman	—	2,338	—	2,338
Paraguay	—	4,553	—	4,553
Peru	—	9,246	—	9,246

158	J.P. Morgan Income Funds	August 31, 2025

Emerging Markets Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Poland	$—	$4,103	$—	$4,103
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	1,933	—	1,933
South Africa	—	2,962	—	2,962
Trinidad And Tobago	—	1,856	—	1,856
Turkey	—	10,093	—	10,093
Ukraine	—	837	—	837
United Arab Emirates	—	9,742	—	9,742
Uzbekistan	—	3,981	—	3,981
Venezuela, Bolivarian Republic of	—	2,905	—	2,905
Total Corporate Bonds	—	182,988	— (a)	182,988
Foreign Government Securities	—	647,420	—	647,420
U.S. Treasury Obligations	—	3,545	—	3,545
Short-Term Investments
Investment Companies	26,223	—	—	26,223
Total Investments in Securities	$26,223	$833,953	$— (a)	$860,176
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$589	$—	$589
Futures Contracts	513	—	—	513
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(354)	$—	$(354)
Swaps	—	(312)	—	(312)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$513	$(77)	$—	$436

(a)	Amount rounds to less than one thousand.

Global Bond Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$4,817	$35	$4,852
United States	—	17,444	—	17,444
Total Asset-Backed Securities	—	22,261	35	22,296
Collateralized Mortgage Obligations
United States	—	16,967	80	17,047
Commercial Mortgage-Backed Securities
United States	—	39,279	9,083	48,362
Common Stocks
France	—	766	—	766
Luxembourg	—	—	452	452
United States	140	940	1,667	2,747
Total Common Stocks	140	1,706	2,119	3,965
Convertible Bonds	—	147,949	—	147,949

August 31, 2025	J.P. Morgan Income Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Australia	$—	$17,614	$—	$17,614
Austria	—	2,116	—	2,116
Belgium	—	16,753	—	16,753
Brazil	—	22,406	—	22,406
Canada	—	31,530	—	31,530
Chile	—	3,509	—	3,509
China	—	4,141	—	4,141
Colombia	—	2,417	—	2,417
Denmark	—	16,417	—	16,417
El Salvador	—	1,287	—	1,287
Finland	—	955	—	955
France	—	175,653	—	175,653
Germany	—	84,359	—	84,359
India	—	6,059	—	6,059
Indonesia	—	10,650	—	10,650
Ireland	—	58,386	—	58,386
Italy	—	123,490	—	123,490
Jamaica	—	2,099	—	2,099
Japan	—	2,036	—	2,036
Jersey	—	727	—	727
Kazakhstan	—	10,413	—	10,413
Luxembourg	—	23,773	— (a)	23,773
Malaysia	—	3,965	—	3,965
Mexico	—	40,294	—	40,294
Morocco	—	5,342	—	5,342
Netherlands	—	41,271	—	41,271
Norway	—	3,102	—	3,102
Portugal	—	8,806	—	8,806
Saudi Arabia	—	10,840	—	10,840
South Africa	—	7,669	—	7,669
Spain	—	73,093	—	73,093
Sweden	—	19,620	—	19,620
Switzerland	—	25,502	—	25,502
Trinidad And Tobago	—	2,240	—	2,240
United Arab Emirates	—	2,513	—	2,513
United Kingdom	—	139,248	—	139,248
United States	—	1,188,193	547	1,188,740
Total Corporate Bonds	—	2,188,488	547	2,189,035
Foreign Government Securities	—	698,850	—	698,850
Loan Assignments
Canada	—	2,211	—	2,211
United Kingdom	—	1,491	—	1,491
United States	—	87,139	1,013	88,152
Total Loan Assignments	—	90,841	1,013	91,854
Mortgage-Backed Securities	—	318,995	—	318,995
Preferred Stocks	—	—	507	507
Warrants	—	12	— (a)	12

160	J.P. Morgan Income Funds	August 31, 2025

Global Bond Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$189,599	$—	$—	$189,599
Total Investments in Securities	$189,739	$3,525,348	$13,384	$3,728,471
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,491	$—	$3,491
Futures Contracts	9,413	—	—	9,413
Swaps	—	11,803	—	11,803
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(16,528)	$—	$(16,528)
Futures Contracts	(4,526)	(248)	—	(4,774)
Swaps	—	(17,698)	—	(17,698)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$4,887	$(19,180)	$—	$(14,293)

(a)	Amount rounds to less than one thousand.

Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$32,524	$—	$32,524
Collateralized Mortgage Obligations	—	501,510	4	501,514
Commercial Mortgage-Backed Securities	—	3,350	—	3,350
Common Stocks
Aerospace & Defense	—	—	15	15
Broadline Retail	—	—	960	960
Chemicals	—	—	55	55
Commercial Services & Supplies	—	—	— (a)	— (a)
Distributors	—	—	375	375
Health Care Equipment & Supplies	—	622	—	622
Health Care Providers & Services	—	—	2,386	2,386
Machinery	—	—	— (a)	— (a)
Media	151	—	1,651	1,802
Oil, Gas & Consumable Fuels	361	—	—	361
Pharmaceuticals	—	470	—	470
Specialty Retail	—	215	64	279
Wireless Telecommunication Services	—	—	— (a)	— (a)
Total Common Stocks	512	1,307	5,506	7,325
Convertible Bonds	—	313,969	—	313,969
Corporate Bonds
Aerospace & Defense	—	1,173	325	1,498
Automobile Components	—	25,362	—	25,362
Automobiles	—	329,546	—	329,546
Banks	—	1,786,300	—	1,786,300
Beverages	—	117,244	—	117,244
Biotechnology	—	1,911	—	1,911

August 31, 2025	J.P. Morgan Income Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Broadline Retail	$—	$3,982	$—	$3,982
Building Products	—	17,632	—	17,632
Capital Markets	—	275,399	—	275,399
Chemicals	—	12,973	—	12,973
Commercial Services & Supplies	—	17,869	—	17,869
Communications Equipment	—	2,448	—	2,448
Construction & Engineering	—	2,356	—	2,356
Construction Materials	—	944	—	944
Consumer Finance	—	862,644	—	862,644
Consumer Staples Distribution & Retail	—	47,511	— (a)	47,511
Containers & Packaging	—	2,408	—	2,408
Diversified Consumer Services	—	1,163	—	1,163
Diversified Telecommunication Services	—	24,141	—	24,141
Electric Utilities	—	104,106	—	104,106
Electrical Equipment	—	1,987	—	1,987
Electronic Equipment, Instruments & Components	—	1,543	—	1,543
Energy Equipment & Services	—	1,118	—	1,118
Entertainment	—	8,310	—	8,310
Financial Services	—	165,770	—	165,770
Food Products	—	1,644	—	1,644
Gas Utilities	—	614	—	614
Ground Transportation	—	9,211	92	9,303
Health Care Equipment & Supplies	—	6,405	—	6,405
Health Care Providers & Services	—	71,619	—	71,619
Health Care Technology	—	4,606	—	4,606
Hotel & Resort REITs	—	4,347	—	4,347
Hotels, Restaurants & Leisure	—	29,577	—	29,577
Household Durables	—	4,552	—	4,552
Household Products	—	3,964	—	3,964
Industrial Conglomerates	—	22,943	—	22,943
Insurance	—	27,662	—	27,662
Interactive Media & Services	—	556	—	556
IT Services	—	2,306	—	2,306
Leisure Products	—	1,069	—	1,069
Machinery	—	26,801	—	26,801
Media	—	38,146	—	38,146
Metals & Mining	—	30,774	—	30,774
Multi-Utilities	—	24,674	—	24,674
Oil, Gas & Consumable Fuels	—	112,355	18	112,373
Passenger Airlines	—	4,373	—	4,373
Personal Care Products	—	—	— (a)	— (a)
Pharmaceuticals	—	128,760	—	128,760
Real Estate Management & Development	—	1,560	—	1,560
Semiconductors & Semiconductor Equipment	—	7,986	—	7,986
Software	—	48,443	—	48,443
Specialized REITs	—	49,782	—	49,782
Specialty Retail	—	29,728	— (b)	29,728
Technology Hardware, Storage & Peripherals	—	2,308	—	2,308
Tobacco	—	10,069	—	10,069

162	J.P. Morgan Income Funds	August 31, 2025

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Trading Companies & Distributors	$—	$8,493	$—	$8,493
Wireless Telecommunication Services	—	1,042	—	1,042
Total Corporate Bonds	—	4,532,209	435	4,532,644
Loan Assignments
Aerospace & Defense	—	660	—	660
Automobile Components	—	4,037	—	4,037
Beverages	—	853	—	853
Broadline Retail	—	316	—	316
Building Products	—	811	—	811
Chemicals	—	4,265	—	4,265
Commercial Services & Supplies	—	5,711	—	5,711
Construction & Engineering	—	1,567	—	1,567
Consumer Staples Distribution & Retail	—	211	4,425	4,636
Containers & Packaging	—	1,979	—	1,979
Diversified Consumer Services	—	729	—	729
Diversified Telecommunication Services	—	1,899	—	1,899
Electric Utilities	—	787	—	787
Electrical Equipment	—	1,148	—	1,148
Entertainment	—	2,175	—	2,175
Ground Transportation	—	2,358	—	2,358
Health Care Equipment & Supplies	—	1,135	—	1,135
Health Care Providers & Services	—	2,818	—	2,818
Hotels, Restaurants & Leisure	—	916	—	916
Household Durables	—	329	—	329
Insurance	—	3,280	—	3,280
IT Services	—	828	—	828
Leisure Products	—	—	22	22
Machinery	—	358	—	358
Media	—	3,176	—	3,176
Oil, Gas & Consumable Fuels	—	998	—	998
Personal Care Products	—	386	—	386
Pharmaceuticals	—	369	—	369
Professional Services	—	2,543	—	2,543
Semiconductors & Semiconductor Equipment	—	237	—	237
Software	—	4,253	—	4,253
Specialty Retail	—	4,127	751	4,878
Trading Companies & Distributors	—	187	—	187
Total Loan Assignments	—	55,446	5,198	60,644
Mortgage-Backed Securities	—	305,447	—	305,447
Preferred Stocks	—	—	2,687	2,687
U.S. Government Agency Securities	—	18,557	—	18,557
U.S. Treasury Obligations	—	101,405	—	101,405
Warrants	— (a)	—	—	— (a)
Short-Term Investments
Investment Companies	4,757,558	—	—	4,757,558
Repurchase Agreements	—	65,000	—	65,000

August 31, 2025	J.P. Morgan Income Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$23,302	$—	$23,302
Total Short-Term Investments	4,757,558	88,302	—	4,845,860
Total Investments in Securities	$4,758,070	$5,954,026	$13,830	$10,725,926
Liabilities
TBA Short Commitment	$—	$(745,014)	$—	$(745,014)
Total Liabilities in Securities Sold Short	$—	$(745,014)	$—	$(745,014)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,374	$—	$1,374
Futures Contracts	2,241	—	—	2,241
Swaps	—	407	—	407
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(593)	$—	$(593)
Futures Contracts	(442)	—	—	(442)
Swaps	—	(21,301)	—	(21,301)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,799	$(20,113)	$—	$(18,314)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

Unconstrained Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$196,898	$2,236	$199,134
Collateralized Mortgage Obligations	—	67,426	—	67,426
Commercial Mortgage-Backed Securities	—	71,723	6,000	77,723
Common Stocks
Broadline Retail	—	—	3	3
Machinery	—	—	— (a)	— (a)
Media	27	—	—	27
Specialty Retail	—	101	— (b)	101
Total Common Stocks	27	101	3	131
Convertible Bonds	—	46,406	—	46,406
Corporate Bonds
Aerospace & Defense	—	2,196	—	2,196
Automobile Components	—	6,030	—	6,030
Automobiles	—	7,410	—	7,410
Banks	—	124,866	—	124,866
Beverages	—	212	—	212
Biotechnology	—	4,895	—	4,895
Broadline Retail	—	501	—	501
Building Products	—	2,389	—	2,389
Capital Markets	—	46,059	—	46,059
Chemicals	—	7,790	—	7,790

164	J.P. Morgan Income Funds	August 31, 2025

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Services & Supplies	$—	$4,381	$—	$4,381
Communications Equipment	—	359	—	359
Construction & Engineering	—	2,297	—	2,297
Construction Materials	—	1,047	—	1,047
Consumer Finance	—	22,807	—	22,807
Consumer Staples Distribution & Retail	—	415	— (b)	415
Containers & Packaging	—	4,929	—	4,929
Distributors	—	487	—	487
Diversified Consumer Services	—	499	—	499
Diversified REITs	—	464	—	464
Diversified Telecommunication Services	—	13,587	—	13,587
Electric Utilities	—	45,971	—	45,971
Electrical Equipment	—	194	—	194
Electronic Equipment, Instruments & Components	—	1,477	—	1,477
Energy Equipment & Services	—	1,148	—	1,148
Entertainment	—	4,840	—	4,840
Financial Services	—	1,983	—	1,983
Food Products	—	6,697	—	6,697
Gas Utilities	—	547	—	547
Ground Transportation	—	2,736	—	2,736
Health Care Equipment & Supplies	—	1,080	—	1,080
Health Care Providers & Services	—	11,765	—	11,765
Health Care REITs	—	3,203	—	3,203
Health Care Technology	—	768	—	768
Hotel & Resort REITs	—	450	—	450
Hotels, Restaurants & Leisure	—	5,967	—	5,967
Household Durables	—	1,011	—	1,011
Household Products	—	652	—	652
Independent Power and Renewable Electricity Producers	—	2,889	—	2,889
Insurance	—	6,293	—	6,293
Interactive Media & Services	—	1,415	—	1,415
IT Services	—	1,555	—	1,555
Leisure Products	—	57	—	57
Machinery	—	1,331	—	1,331
Marine Transportation	—	747	—	747
Media	—	15,666	—	15,666
Metals & Mining	—	12,038	—	12,038
Multi-Utilities	—	8,149	—	8,149
Oil, Gas & Consumable Fuels	—	38,714	—	38,714
Paper & Forest Products	—	1,234	—	1,234
Passenger Airlines	—	437	—	437
Personal Care Products	—	486	—	486
Pharmaceuticals	—	7,268	—	7,268
Real Estate Management & Development	—	688	—	688
Retail REITs	—	593	—	593
Semiconductors & Semiconductor Equipment	—	8,760	—	8,760
Software	—	4,492	—	4,492
Specialized REITs	—	1,081	—	1,081
Specialty Retail	—	1,594	— (b)	1,594

August 31, 2025	J.P. Morgan Income Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Technology Hardware, Storage & Peripherals	$—	$896	$—	$896
Textiles, Apparel & Luxury Goods	—	767	—	767
Tobacco	—	4,457	—	4,457
Trading Companies & Distributors	—	1,377	—	1,377
Transportation Infrastructure	—	882	—	882
Wireless Telecommunication Services	—	8,060	—	8,060
Total Corporate Bonds	—	476,035	— (b)	476,035
Foreign Government Securities	—	119,568	—	119,568
Loan Assignments
Building Products	—	1,442	—	1,442
Commercial Services & Supplies	—	499	—	499
Construction & Engineering	—	363	—	363
Containers & Packaging	—	555	—	555
Diversified Consumer Services	—	222	—	222
Diversified Telecommunication Services	—	274	—	274
Electronic Equipment, Instruments & Components	—	362	—	362
Entertainment	—	298	—	298
Financial Services	—	407	—	407
Ground Transportation	—	149	—	149
Health Care Providers & Services	—	250	—	250
Insurance	—	550	—	550
IT Services	—	789	—	789
Leisure Products	—	964	—	964
Media	—	396	—	396
Oil, Gas & Consumable Fuels	—	870	—	870
Passenger Airlines	—	642	—	642
Personal Care Products	—	338	—	338
Pharmaceuticals	—	98	—	98
Professional Services	—	246	—	246
Semiconductors & Semiconductor Equipment	—	689	—	689
Software	—	3,394	—	3,394
Specialty Retail	—	952	85	1,037
Total Loan Assignments	—	14,749	85	14,834
Mortgage-Backed Securities	—	149,225	—	149,225
Preferred Stocks	—	—	360	360
Supranational	—	1,071	—	1,071
U.S. Treasury Obligations	—	28	—	28
Short-Term Investments
Investment Companies	90,337	—	—	90,337
Total Investments in Securities	$90,364	$1,143,230	$8,684	$1,242,278
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$583	$—	$583
Futures Contracts	1,645	—	—	1,645
Swaps	—	341	—	341
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,061)	$—	$(2,061)
Futures Contracts	(1,389)	—	—	(1,389)

166	J.P. Morgan Income Funds	August 31, 2025

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$(2,137)	$—	$(2,137)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$256	$(3,274)	$—	$(3,018)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Global Bond Opportunities Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$58	$—	$1	$— (b)	$—	$(24)	$—	$—	$—	$35
Collateralized Mortgage Obligations	9,528	—	23	— (b)	—	(9,471)	—	—	—	80
Commercial Mortgage-Backed Securities	9,917	—	43	— (b)	—	(877)	—	—	—	9,083
Common Stocks	2,287	50	537	—	1,366	(1,252)	—	(869)	—	2,119
Convertible Preferred Stocks	1,310	—	—	—	—	—	—	—	(1,310)	—
Corporate Bonds	1,050	(709)	407	25	491	(717)	—	—	—	547
Loan Assignments	978	— (b)	(1,899)	44	649	(10)	1,251	—	—	1,013
Preferred Stocks	549	—	(1,424)	—	72	—	—	—	1,310	507
Warrants	17	— (b)	— (b)	—	—	—	—	(17)	—	— (b)
Total	$25,694	$(659)	$(2,312)	$69	$2,578	$(12,351)	$1,251	$(886)	$—	$13,384

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Convertible Preferred Stocks and Preferred Stocks.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $(3,136). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.

August 31, 2025	J.P. Morgan Income Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Unconstrained Debt Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$2,524	$—	$4	$— (b)	$—	$(292)	$—	$(700)	$700	$2,236
Collateralized Mortgage Obligations	3,458	—	5	— (b)	—	(2,763)	—	—	(700)	—
Commercial Mortgage-Backed Securities	5,999	—	1,809	— (b)	—	(2,743)	935	—	—	6,000
Common Stocks	105	—	(3)	—	—	—	—	(99)	—	3
Convertible Preferred Stocks	1,048	—	—	—	—	—	—	—	(1,048)	—
Corporate Bonds	16	—	(19)	1	14	(12)	—	—	—	— (c)
Loan Assignments	—	— (b)	(854)	7	297	(2)	637	—	—	85
Preferred Stocks	391	—	(1,126)	—	47	—	—	—	1,048	360
Warrants	— (b)	— (b)	— (b)	—	—	—	—	—	—	—
Total	$13,541	$— (b)	$(184)	$8	$358	$(5,812)	$1,572	$(799)	$—	$8,684

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Convertible Preferred Stocks and Asset-Backed Securities and Preferred Stocks.
(b)	Amount rounds to less than one thousand.
(c)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $(196). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Unconstrained
Debt Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,236	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.30% - 8.00% (6.22%)

Asset-Backed Securities	2,236
	85	Terms of Restructuring	Expected Recovery	0.00% - 34.00% (34.00%)

Loan Assignments	85
	- (b)	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	- (b)
	- (b)	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

168	J.P. Morgan Income Funds	August 31, 2025

	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Preferred Stocks	- (b)
	- (b)	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Common Stocks	- (b)
Total	$2,321

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $6,363. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Global Bond Opportunities Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$1,064	$— (a)	0.0%
Claire's Stores, Inc. - Preferred Stocks	10/3/2018	1,939	— (a)	0.0%
		$3,003	$— (a)

(a)	Value is zero.
Strategic Income Opportunities Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$4,973	$— (a)	0.0%
Claire's Stores, Inc. - Preferred Stocks	10/3/2018	8,014	— (a)	0.0%
		$12,987	$— (a)

(a)	Amount rounds to less than one thousand.
Unconstrained Debt Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$858	$— (a)	0.0%
Claire's Stores, Inc. - Preferred Stocks	10/3/2018	1,363	— (a)	0.0%
		$2,221	$— (a)

(a)	Value is zero.

August 31, 2025	J.P. Morgan Income Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
C. Repurchase Agreements— Strategic Income Opportunities Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Funds' repurchase agreements are not subject to master netting arrangements.
D. Loan Assignments— Corporate Bond Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
E. Unfunded Commitments— Global Bond Opportunities Fund and Unconstrained Debt Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2025, Global Bond Opportunities Fund and Unconstrained Debt Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Global Bond Opportunities Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000%	7.316%	$164	$164	$—	$—	$164	$164
Unconstrained Debt Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	7.316	19	19	—	—	19	19
F. Commercial and Residential Loans— Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Funds through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.

170	J.P. Morgan Income Funds	August 31, 2025

G. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Corporate Bond Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Strategic Income Opportunities Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
Corporate Bond, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOI, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2025 are as follows:
Fund		Counterparty	Collateral amount
Global Bond Opportunities Fund	Collateral Received	Wells Fargo Securities LLC	$(610)
Strategic Income Opportunities Fund	Collateral Posted	Citigroup Global Markets, Inc.	570
	Collateral Posted	Goldman Sachs & Co. LLC	1,270
Unconstrained Debt Fund	Collateral Received	Wells Fargo Securities LLC	(260)
H. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

August 31, 2025	J.P. Morgan Income Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2025.
I. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Corporate Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$14,639	$118,027	$117,322	$(2)	$3	$15,345	15,338	$275	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Emerging Markets Debt Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$30,349	$289,181	$293,304	$(2)	$(1)	$26,223	26,212	$721	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Global Bond Opportunities Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$67,676	$631,016	$509,086	$(30)	$23	$189,599	189,523	$3,392	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

172	J.P. Morgan Income Funds	August 31, 2025

Strategic Income Opportunities Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$4,990,276	$4,749,240	$4,981,235	$(155)	$(568)	$4,757,558	4,756,131	$99,355	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Unconstrained Debt Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$90,922	$264,140	$264,726	$(1)	$2	$90,337	90,301	$2,177	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
J. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
K. Derivatives—The Funds used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open

August 31, 2025	J.P. Morgan Income Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes K(1) — K(4) below describe the various derivatives used by the Funds.
(1) Options— Strategic Income Opportunities Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
(2) Futures Contracts— The Funds used futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risk/risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

174	J.P. Morgan Income Funds	August 31, 2025

The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— The Funds are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— Emerging Markets Debt Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by a Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Emerging Markets Debt Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities.

August 31, 2025	J.P. Morgan Income Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
Global Bond Opportunities Fund and Unconstrained Debt Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of August 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Unconstrained Debt Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$— *	$589	$3,491	$1,374	$583
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(35)	(354)	(16,528)	(593)	(2,061)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts **	619	513	9,413	2,241	1,645
Swaps at Value (Assets) ***	—	—	11,783	—	350
Unrealized Depreciation on Futures Contracts **	(394)	—	(4,774)	(442)	(1,389)
Swaps at Value (Liabilities) ***	—	—	(9,199)	—	(1,210)
Credit Risk Exposure:
Swaps at Value (Assets) ***	—	761	—	2,531	—
Swaps at Value (Liabilities) ***	—	—	(23,087)	(22,391)	(2,549)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts **	225	513	4,639	1,799	256
Swaps at Value ***	—	761	(20,503)	(19,860)	(3,409)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(35)	235	(13,037)	781	(1,478)

*	Amount rounds to less than one thousand.
**	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
***	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

176	J.P. Morgan Income Funds	August 31, 2025

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2025, by primary underlying risk exposure:
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Unconstrained Debt Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(160)	$(713)	$(76,957)	$(4,160)	$(12,261)
Interest Rate Risk Exposure:
Futures Contracts	(1,075)	812	11,357	(1,231)	600
Swap Contracts	—	—	(2,440)	—	(499)
Purchased Options	—	—	—	(9,020)	—
Written Options	—	—	—	9,253	—
Credit Exposure Risk:
Swap Contracts	—	(46)	(720)	(14,444)	(1,299)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$(42)	$(58)	$(17,526)	$823	$(2,317)
Interest Rate Risk Exposure:
Futures Contracts	(144)	(22)	3,909	(219)	1,431
Swap Contracts	—	—	11,782	—	946
Purchased Options	—	—	—	8,446	—
Written Options	—	—	—	(9,026)	—
Credit Exposure Risk:
Swap Contracts	—	(312)	(6,481)	13,601	(927)
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Unconstrained Debt Fund
Futures Contracts:
Average Notional Balance Long	$141,464	$132,637	$1,817,538	$1,783,378	$319,522
Average Notional Balance Short	(108,738)	—	(1,096,210)	(702,490)	(388,324)
Ending Notional Balance Long	142,722	124,502	1,920,895	1,500,450	318,612
Ending Notional Balance Short	(93,114)	—	(1,193,248)	(395,699)	(430,353)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(1,328)	(8,955)	(696,894)	(77,975)	(110,431)
Average Settlement Value Sold	3,132	17,376	1,383,401	155,202	199,098
Ending Settlement Value Purchased	(327)	(8,022)	(704,453)	(101,233)	(115,310)
Ending Settlement Value Sold	2,839	15,516	1,809,668	203,730	245,239
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	—	—	337,314	—	41,687
Average Notional Balance - Receives Fixed Rate	—	—	1,347,688	—	108,069
Ending Notional Balance - Pays Fixed Rate	—	—	491,389	—	66,912
Ending Notional Balance - Receives Fixed Rate	—	—	1,714,768	—	143,392

August 31, 2025	J.P. Morgan Income Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Corporate Bond Fund	Emerging Markets Debt Fund	Global Bond Opportunities Fund	Strategic Income Opportunities Fund	Unconstrained Debt Fund
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	2,977	—
Average Number of Contracts Written	—	—	—	(3,107)	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	$—	$17,919	$239,468	$1,047,325	$30,249
Average Notional Balance - Sell Protection	—	—	—	33,009	—
Ending Notional Balance - Buy Protection	—	44,105	269,399	876,378	31,128
Ending Notional Balance - Sell Protection	—	—	—	9,220	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
Global Bond Opportunities Fund's and Strategic Income Opportunities Fund's derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2025 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Global Bond Opportunities Fund	Collateral Posted	Citibank, NA	$278	$790
	Collateral Posted	Goldman Sachs International	(335)	90
	Collateral Posted	Standard Chartered Bank	(123)	20
Strategic Income Opportunities Fund	Collateral Received	Bank of America, NA	298	(220)
	Collateral Received	Barclays Bank plc	188	(40)
The Funds' derivatives contracts held at August 31, 2025 are not accounted for as hedging instruments under GAAP.
L. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
M. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

178	J.P. Morgan Income Funds	August 31, 2025

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2025, are as follows:
	Class A	Class C	Class I	Class R2	Class R5	Class R6	Total
Corporate Bond Fund
Transfer agency fees	$1	$— (a)	$1	n/a	n/a	$3	$5
Emerging Markets Debt Fund
Transfer agency fees	2	— (a)	1	n/a	$— (a)	4	7
Global Bond Opportunities Fund
Transfer agency fees	4	1	12	n/a	n/a	22	39
Strategic Income Opportunities Fund
Transfer agency fees	16	3	36	n/a	7	11	73
Unconstrained Debt Fund
Transfer agency fees	1	1	17	$— (a)	— (a)	3	22

(a)	Amount rounds to less than one thousand.
N. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
O. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
P. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
Q. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
R. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

August 31, 2025	J.P. Morgan Income Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Debt Fund	0.65
Global Bond Opportunities Fund	0.45
Strategic Income Opportunities Fund	0.45
Unconstrained Debt Fund	0.45
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2025, the effective annualized rate was 0.075% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A , Class C and Class R2 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Global Bond Opportunities Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Unconstrained Debt Fund	0.25	0.75	0.50%
Effective June 1, 2025, distribution fees on Unconstrained Debt Fund's Class A, Class C and Class R2 Shares are voluntarily waived by the Distributor. JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Corporate Bond Fund	$1	$—
Emerging Markets Debt Fund	2	—
Global Bond Opportunities Fund	5	—
Strategic Income Opportunities Fund	7	—
Unconstrained Debt Fund	— (a)	—

(a)	Amount rounds to less than one thousand.

180	J.P. Morgan Income Funds	August 31, 2025

D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R5
Corporate Bond Fund	0.25%	0.25%	0.25%	n/a	n/a
Emerging Markets Debt Fund	0.25	0.25	0.25	n/a	0.10%
Global Bond Opportunities Fund	0.25	0.25	0.25	n/a	n/a
Strategic Income Opportunities Fund	0.25	0.25	0.25	n/a	0.10
Unconstrained Debt Fund	0.25	0.25	0.25	0.25%	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R5	Class R6
Corporate Bond Fund	0.75%	1.25%	0.50%	n/a	n/a	0.40%
Emerging Markets Debt Fund	1.05	1.55	0.80	n/a	0.75%	0.65
Global Bond Opportunities Fund	0.90	1.30	0.65	n/a	n/a	0.50
Strategic Income Opportunities Fund	1.00	1.50	0.75	n/a	0.60	0.50
Unconstrained Debt Fund	0.90	1.40	0.65	1.25%	0.60	0.50

The expense limitation agreements were in effect for the six months ended August 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026.

August 31, 2025	J.P. Morgan Income Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
For the six months ended August 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Corporate Bond Fund	$91	$61	$133	$285	$—	$—
Emerging Markets Debt Fund	363	242	35	640	— (a)	—
Global Bond Opportunities Fund	693	462	1,420	2,575	—	—
Strategic Income Opportunities Fund	1,200	801	22	2,023	2	—
Unconstrained Debt Fund	332	202	493	1,027	3	21

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2025 were as follows:

Corporate Bond Fund	$13
Emerging Markets Debt Fund	36
Global Bond Opportunities Fund	159
Strategic Income Opportunities Fund	2,582
Unconstrained Debt Fund	107
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$155,188	$152,709	$4,104	$2,672
Emerging Markets Debt Fund	497,429	666,546	—	—
Global Bond Opportunities Fund	1,936,727	2,006,242	—	—
Strategic Income Opportunities Fund	13,524,782	13,118,303	1,674,616	2,086,946
Unconstrained Debt Fund	950,378	1,008,000	—	—

182	J.P. Morgan Income Funds	August 31, 2025

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$356,372	$8,280	$6,239	$2,041
Emerging Markets Debt Fund	839,453	42,896	20,664	22,232
Global Bond Opportunities Fund	3,701,602	153,374	155,406	(2,032)
Strategic Income Opportunities Fund	9,960,854	65,431	62,653	2,778
Unconstrained Debt Fund	1,241,460	33,179	36,992	(3,813)
At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Corporate Bond Fund	$13,432	$35,141
Emerging Markets Debt Fund	304,336	297,057
Global Bond Opportunities Fund	48,098	155,438
Strategic Income Opportunities Fund	47,805	698,181
Unconstrained Debt Fund	62,263	57,413
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Corporate Bond Fund	$175	$23	$—
Emerging Markets Debt Fund	—	—	940
Global Bond Opportunities Fund	15,923	1,981	2,692
Unconstrained Debt Fund	2,861	4,725	488
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Corporate Bond Fund	$1,477
Emerging Markets Debt Fund	8,079
Global Bond Opportunities Fund	1,697
Unconstrained Debt Fund	1,083
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.

August 31, 2025	J.P. Morgan Income Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Corporate Bond Fund	1	23.5%	4	55.9%
Emerging Markets Debt Fund	—	—	2	27.5
Global Bond Opportunities Fund	1	11.1	3	46.7
Strategic Income Opportunities Fund	1	10.9	3	38.4
Unconstrained Debt Fund	1	25.4	1	22.3
As of August 31, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Debt Fund	17.3%	26.6%	20.0%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging

184	J.P. Morgan Income Funds	August 31, 2025

market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.
The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Emerging Markets Debt Fund, Global Bond Opportunities Fund, Strategic Income Opportunities Fund and Unconstrained Debt Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Debt Fund invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of

August 31, 2025	J.P. Morgan Income Funds	185

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Funds may have elements of risk not typically associated with investment in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
8. Subsequent Events
At a meeting held on May 8, 2025, the Board approved a proposal to reorganize (the “Reorganization”) the Unconstrained Debt Fund into a newly created exchange-traded fund, JPMorgan Flexible Debt ETF (“JPM Flexible Debt l ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.
The Reorganization occurred as of the close of business on September 26, 2025 (the “Closing Date”). Following the Reorganization, the Unconstrained Debt Fund’s performance and financial history were adopted by JPM Flexible Debt ETF. In connection with the Reorganization, each shareholder of the Unconstrained Debt Fund (except as noted below) received shares of JPM Flexible Debt ETF equal in value to the number of shares of the Unconstrained Debt Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of JPM Flexible Debt ETF, which cash payment may be taxable. Shareholders of the Unconstrained Debt Fund who did not hold their shares through a brokerage account that could accept shares of JPM Flexible Debt ETF on the Closing Date had their Unconstrained Debt Fund shares liquidated, and such shareholders received cash equal in value to their Unconstrained Debt Fund shares, which cash payment may be taxable. Shareholders of the Unconstrained Debt Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Unconstrained Debt Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Unconstrained Debt Fund shares. JPM Flexible Debt ETF has the identical investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Unconstrained Debt Fund. Effective as of the close of business on September 26, 2025, Unconstrained Debt Fund ceased operations in connection with the consummation of the Reorganization.

186	J.P. Morgan Income Funds	August 31, 2025

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-INC-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;

•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had a Fee Cap in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Corporate Bond Fund’s performance for Class A shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class R6 shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Emerging Markets Debt Fund’s performance for Class A, Class I and Class R6 shares was in the second, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Global Bond Opportunities Fund’s performance for Class A and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Strategic Income Opportunities Fund’s performance for Class A and Class I shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Unconstrained Debt Fund’s performance for Class A shares was in the fifth, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Corporate Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Global Bond Opportunities Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee for Class A and Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A and Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Unconstrained Debt Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Income Funds
August 31, 2025 (Unaudited)
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Floating Rate Income Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Income Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 29.8%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	53,650
1.13%, 8/15/2040	29,845	18,373
3.88%, 8/15/2040	54,475	49,898
2.25%, 5/15/2041	207,900	150,654
2.38%, 2/15/2042	200,455	145,095
3.38%, 8/15/2042	50,000	41,703
2.75%, 11/15/2042	289,890	219,105
3.13%, 2/15/2043	138,080	110,124
3.88%, 2/15/2043	3,905	3,470
3.88%, 5/15/2043	101,570	90,040
3.63%, 8/15/2043	358,540	305,795
3.75%, 11/15/2043	256,218	221,839
3.63%, 2/15/2044	198,360	168,250
3.00%, 11/15/2044	50,821	38,773
3.00%, 11/15/2045	9,035	6,813
2.50%, 2/15/2046	70,000	48,002
2.25%, 8/15/2046	179,932	116,576
3.00%, 2/15/2047	5,431	4,034
3.00%, 2/15/2048	78,220	57,379
3.13%, 5/15/2048	43,243	32,380
3.00%, 8/15/2048	4,200	3,065
2.88%, 5/15/2049	12,946	9,155
2.25%, 8/15/2049	180,150	111,172
2.38%, 11/15/2049	98,830	62,549
2.00%, 2/15/2050	76,853	44,365
1.25%, 5/15/2050	4,667	2,199
1.38%, 8/15/2050	25,855	12,491
1.63%, 11/15/2050	62,475	32,233
1.88%, 2/15/2051	204,145	112,304
2.38%, 5/15/2051	166,815	103,653
2.00%, 8/15/2051	144,750	81,693
1.88%, 11/15/2051	200,075	108,885
2.25%, 2/15/2052	150,605	90,028
2.88%, 5/15/2052	131,125	90,420
3.00%, 8/15/2052	172,625	122,078
3.63%, 2/15/2053	28,800	23,052
4.25%, 8/15/2054	6,595	5,900
4.50%, 11/15/2054	20,140	18,800
4.75%, 5/15/2055	26,990	26,256
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,233	3,299
3.63%, 4/15/2028	18,081	19,336
2.50%, 1/15/2029	5,389	5,664
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Notes
2.25%, 11/15/2025	110,049	109,602
4.00%, 12/15/2025	195,000	194,931
0.38%, 1/31/2026	45,675	44,978
0.50%, 2/28/2026	403,160	396,231
2.50%, 2/28/2026	12,550	12,455
0.75%, 4/30/2026	15,670	15,341
4.13%, 6/15/2026	20,000	20,028
0.88%, 6/30/2026	248,957	242,840
4.63%, 9/15/2026	265,210	267,298
2.00%, 11/15/2026	10,000	9,789
1.75%, 12/31/2026	64,262	62,600
1.50%, 1/31/2027	5,196	5,036
4.13%, 2/28/2027	250,000	251,426
2.63%, 5/31/2027	200,000	196,469
2.75%, 7/31/2027	113,240	111,369
3.13%, 8/31/2027	111,315	110,250
0.38%, 9/30/2027	31,575	29,545
4.13%, 10/31/2027	318,905	322,231
4.25%, 1/15/2028	53,280	54,052
1.25%, 3/31/2028	160,035	150,883
3.63%, 3/31/2028	12,000	12,010
1.25%, 4/30/2028	85,520	80,492
2.88%, 5/15/2028	7,030	6,901
1.25%, 6/30/2028	782,088	733,360
1.00%, 7/31/2028	149,415	138,810
1.75%, 1/31/2029	48,420	45,558
1.88%, 2/28/2029	218,300	205,969
2.88%, 4/30/2029	617,050	601,431
3.25%, 6/30/2029	270,000	266,361
3.13%, 8/31/2029	86,645	85,020
3.88%, 9/30/2029	175,000	176,552
4.00%, 10/31/2029	113,000	114,527
4.38%, 12/31/2029	33,345	34,289
3.88%, 7/31/2030	45,000	45,362
4.88%, 10/31/2030	315,775	332,649
1.63%, 5/15/2031	23,990	21,354
1.25%, 8/15/2031	115,000	99,372
1.38%, 11/15/2031	28,783	24,872
4.50%, 12/31/2031	14,685	15,205
4.38%, 1/31/2032	37,635	38,688
1.88%, 2/15/2032	292,700	259,337
4.13%, 2/29/2032	30,000	30,416
2.88%, 5/15/2032	116,650	109,569
4.00%, 7/31/2032	190,000	190,861
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.75%, 8/15/2032	171,000	158,770
4.13%, 11/15/2032	21,000	21,235
3.88%, 8/15/2033	14,250	14,101
4.50%, 11/15/2033	1,304,950	1,345,628
4.00%, 2/15/2034	972,166	966,470
3.88%, 8/15/2034	826,090	809,826
4.25%, 11/15/2034	450,920	453,879
4.25%, 5/15/2035	61,730	61,923
U.S. Treasury STRIPS Bonds
6.07%, 2/15/2026 (a)	6,700	6,586
6.37%, 5/15/2026 (a)	24,999	24,335
0.70%, 11/15/2026 (a)	10,990	10,517
1.42%, 11/15/2027 (a)	50,000	46,152
1.74%, 8/15/2029 (a)	100,000	86,407
4.50%, 8/15/2030 (a)	63,190	52,375
3.13%, 11/15/2030 (a)	195,970	160,712
4.67%, 2/15/2031 (a)	449,750	364,445
4.54%, 5/15/2031 (a)	261,915	209,880
4.67%, 8/15/2031 (a)	567,895	449,945
4.56%, 11/15/2031 (a)	167,615	131,256
5.20%, 5/15/2032 (a)	113,297	86,619
3.89%, 8/15/2032 (a)	149,800	113,184
4.31%, 11/15/2032 (a)	122,788	91,658
4.49%, 2/15/2033 (a)	36,300	26,764
4.70%, 5/15/2033 (a)	108,105	78,743
6.78%, 8/15/2033 (a)	24,963	17,951
7.71%, 11/15/2033 (a)	33,709	23,925
5.02%, 8/15/2039 (a)	17,900	9,137
5.07%, 11/15/2040 (a)	216,030	102,056
5.09%, 2/15/2041 (a)	138,670	64,556
5.18%, 8/15/2041 (a)	178,550	80,619
5.11%, 2/15/2043 (a)	16,580	6,827
5.10%, 5/15/2046 (a)	19,005	6,564
Total U.S. Treasury Obligations (Cost $16,493,347)		15,329,914
Corporate Bonds — 24.2%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	1,046	851
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	12,975
5.80%, 10/11/2041 (b)	2,500	2,558
3.00%, 9/15/2050 (b)	5,645	3,682
Boeing Co. (The)
2.75%, 2/1/2026	10,982	10,898
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
2.20%, 2/4/2026	22,360	22,146
3.10%, 5/1/2026	9,560	9,475
5.04%, 5/1/2027	9,155	9,240
5.15%, 5/1/2030	14,590	14,965
6.39%, 5/1/2031	11,580	12,577
3.60%, 5/1/2034	5,076	4,524
6.53%, 5/1/2034	19,270	21,103
5.71%, 5/1/2040	12,565	12,608
5.81%, 5/1/2050	14,000	13,463
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	22,920
5.40%, 7/31/2033	11,863	12,253
4.85%, 4/27/2035	1,918	1,885
Leidos, Inc.
2.30%, 2/15/2031	8,020	7,130
5.75%, 3/15/2033	8,600	9,015
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,754
RTX Corp.
5.15%, 2/27/2033	11,955	12,279
4.50%, 6/1/2042	13,927	12,274
4.15%, 5/15/2045	7,861	6,427
3.75%, 11/1/2046	7,060	5,358
4.35%, 4/15/2047	4,020	3,340
2.82%, 9/1/2051	10,000	6,086
3.03%, 3/15/2052	3,840	2,433
6.40%, 3/15/2054	5,495	5,945
		271,164
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	8,870	8,837
1.30%, 1/8/2026 (b)	7,365	7,282
1.50%, 6/15/2026 (b)	17,530	17,144
2.38%, 10/15/2027 (b)	9,020	8,657
1.80%, 1/10/2028 (b)	12,950	12,215
4.55%, 9/26/2029 (b)	19,100	19,111
6.38%, 4/8/2030 (b)	9,030	9,661
5.40%, 6/24/2031 (b)	11,887	12,255
4.75%, 9/26/2031 (b)	3,000	3,016
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	11,029
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	6,615	6,232
		115,439
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 7.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	17,700	18,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	14,911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	19,600	20,059
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	7,745	8,238
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	9,000	9,235
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	33,860	35,201
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,834	1,834
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	6,400	6,226
5.59%, 8/8/2028	37,800	39,302
5.44%, 7/15/2031	17,400	18,210
Bank of America Corp.
4.25%, 10/22/2026	6,055	6,058
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	9,615	9,396
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	10,025	9,943
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	26,190	26,247
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	29,628	29,307
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	49,969	49,104
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	20,788
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	17,732
(SOFR + 2.16%), 5.02%, 7/22/2033 (c)	26,230	26,645
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	28,820	30,577
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	56,940	58,836
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	53,000	54,600
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	39,005
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	33,486
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	33,280	34,565
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	16,360	16,842
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	7,526	7,703
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	23,810	23,143
5.79%, 7/13/2028 (b)	24,190	25,187
5.54%, 1/22/2030 (b)	13,575	14,149
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (c)	8,500	8,577
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	52,040	53,120
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	10,846	11,020
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	17,715	18,271
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	9,342
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	7,324	7,817
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	16,020	16,524
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (c)	2,500	2,566
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	20,560	21,069
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	26,260	27,114
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	76,360	78,218
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	32,240	33,594
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	12,958	11,673
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (c)	17,265	17,351
4.75%, 7/19/2027 (b)	2,915	2,947
(SOFR + 1.98%), 6.61%, 10/19/2027 (b) (c)	23,410	23,955
5.28%, 5/30/2029 (b)	9,560	9,839
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	29,400	31,207
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	11,526	11,909
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	11,450	11,930
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	43,095	44,128
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	13,389
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (c)	21,875	24,150
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	11,880	12,276
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	14,995	15,777
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	49,665	51,475
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	27,576	28,191
(SOFR + 1.36%), 4.88%, 7/3/2031 (b) (c)	49,395	49,964
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	10,504	11,628
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	3

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	30,700	32,331
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	26,134	26,416
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,370
3.60%, 4/7/2032	8,000	7,534
Capital One NA 4.25%, 3/13/2026	8,109	8,098
Citigroup, Inc.
4.30%, 11/20/2026	6,200	6,201
4.45%, 9/29/2027	1,491	1,495
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	12,240	12,166
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	41,323	40,864
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	11,100	10,932
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	6,399	6,376
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	21,204	21,300
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	18,415	18,761
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	3,330	3,008
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	50,000	54,188
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	31,800	32,689
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,901	1,352
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	8,564	8,509
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	12,685
Credit Agricole SA (France)
5.59%, 7/5/2026 (b)	12,885	13,018
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	15,002	15,263
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	13,418	13,796
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	42,640	43,615
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	45,845	47,624
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	29,115	30,384
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	10,433	10,505
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	13,405	13,672
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	22,075	21,195
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	8,401	8,797
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	4,932	4,932
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	24,695
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	12,685
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	43,090	44,435
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	11,185	11,458
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	17,890	18,390
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	18,469
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	11,773
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	3,840	4,120
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.27%, 1/15/2031 (c)	17,160	17,691
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	13,000	13,434
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,562
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	8,708
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	7,083	7,202
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	36,960	40,023
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	26,465	27,072
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,743
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,698
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	11,920
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	6,805	6,902
4.38%, 3/22/2028	6,745	6,773
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	19,370	20,076
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	17,660	17,229
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	14,172
2.05%, 7/17/2030	23,420	21,078
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	20,600	21,245
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	16,370
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	10,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	26,000	27,403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	30,645	30,998
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	15,000	15,810
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	41,825	42,475
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	11,867	11,899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	8,000	8,043
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	8,560	8,621
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	29,653	30,129
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	4,480	4,680
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	14,835	15,159
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	25,946	26,031
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	14,675	15,033
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	41,515	43,410
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	20,945	21,737
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	28,460	29,043
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	21,370	21,609
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	9,715	9,873
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	34,180	34,472
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	29,735	31,209
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	14,000	14,877
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	14,514
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	45,000	47,139
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	20,755	21,024
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	34,925	36,437
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	25,708	25,964
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	7,650	7,488
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (c)	11,289	11,740
3.00%, 1/22/2030 (b)	6,844	6,395
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	56,590	57,954
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	31,110	27,705
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	36,630	38,249
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (c)	21,602	23,248
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	16,372	16,907
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	15,994	16,321
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	7,725	7,862
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	2,517	2,485
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.72%, 9/14/2028	25,582	26,720
3.04%, 7/16/2029	25,422	24,284
5.71%, 1/13/2030	23,065	24,334
5.24%, 4/15/2030	23,100	23,917
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	25,100	26,099
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	27,075	27,386
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	20,190	21,913
(SOFR + 1.31%), 5.07%, 5/20/2031 (c)	8,000	8,196
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	12,630	12,719
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	10,000	10,512
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	10,759	11,207
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	10,885	10,686
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	19,230	19,757
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	12,600	13,131
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,936
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	15,412	15,978
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	46,180	48,950
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	22,315	22,985
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	15,023	15,112
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	18,175	18,703
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	16,715	17,355
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	95,840	96,644
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	93,141	96,702
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	8,465
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,373
		3,723,265
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	21,283
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	605	609
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	11,205	9,283
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,998
4.50%, 5/9/2047	3,680	3,034
5.25%, 11/15/2048	3,091	2,799
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — continued
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,722
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	15,988
		70,716
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	10,972
4.55%, 3/15/2035	3,881	3,800
4.50%, 5/14/2035	15,614	15,130
4.05%, 11/21/2039	33,708	29,661
4.63%, 10/1/2042	9,850	8,958
4.40%, 11/6/2042	12,902	11,336
4.75%, 3/15/2045	7,000	6,321
4.45%, 5/14/2046	2,145	1,843
4.25%, 11/21/2049	10,194	8,306
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,854
5.60%, 3/2/2043	23,181	22,909
4.66%, 6/15/2051	17,300	14,687
5.65%, 3/2/2053	16,083	15,555
5.75%, 3/2/2063	7,500	7,208
Baxalta, Inc. 5.25%, 6/23/2045	327	305
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	8,098
2.60%, 10/1/2040	64,665	46,627
		229,570
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,578
3.95%, 4/13/2052	27,400	21,472
3.25%, 5/12/2061	7,000	4,510
		34,560
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	3,665	3,266
6.50%, 8/15/2032	10,095	10,840
4.50%, 5/15/2047	3,130	2,530
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,757
		27,393
Capital Markets — 1.6%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	19,650	21,717
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,615
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,638
4.85%, 3/29/2029	5,160	5,245
4.70%, 9/20/2047	1,075	924
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	14,135	14,455
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	4,955	4,833
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	24,880	25,442
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	8,661	9,113
5.41%, 5/10/2029	16,725	17,405
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	11,195	11,996
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	6,960	7,073
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	44,058	45,140
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	26,935	27,156
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	17,877	16,313
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	7,175	7,228
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,474
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	14,498
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	15,227
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	23,689	23,471
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	18,675	18,482
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,250	27,934
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	25,535	26,142
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	39,376	40,653
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	10,559
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	11,387
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	23,688	21,540
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	53,955	54,874
6.75%, 10/1/2037	1,435	1,595
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	4,600	4,046
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	16,126	14,683
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	752
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,185
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,849
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	8,095	7,297
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Morgan Stanley
4.35%, 9/8/2026	1,640	1,641
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,667
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	7,397	7,323
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	19,325	19,737
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	12,760	13,045
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	13,630	14,065
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	17,528	17,605
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	4,930	5,148
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	16,015	16,406
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	9,715
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	28,395	28,989
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	9,295	9,597
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	11,146	11,493
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	21,675	22,088
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	10,600	9,875
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	7,123
Nasdaq, Inc. 5.55%, 2/15/2034	7,712	8,041
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	12,180	11,174
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,700
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	9,010	9,045
UBS AG (Switzerland) 7.50%, 2/15/2028	3,598	3,883
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,963
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	24,790	27,184
(SOFR + 5.02%), 9.02%, 11/15/2033 (b) (c)	10,000	12,455
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	9,855	10,664
(SOFR + 1.76%), 5.58%, 5/9/2036 (b) (c)	8,000	8,227
		819,794
Chemicals — 0.1%
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,566
4.95%, 6/1/2043	16,825	15,043
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	249
DuPont de Nemours, Inc. 5.32%, 11/15/2038	11,250	11,735
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,955
5.25%, 1/15/2045	4,729	4,400
5.00%, 4/1/2049	4,150	3,667
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,087
		47,702
Commercial Services & Supplies — 0.2%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (b)	25,300	25,643
5.64%, 3/13/2027 (b)	6,890	7,020
6.32%, 12/4/2028 (b)	25,788	27,303
5.04%, 3/25/2030 (b)	23,200	23,656
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,225
		85,847
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	14,945
5.10%, 8/9/2035	26,000	25,741
3.05%, 10/1/2041	3,330	2,392
		43,078
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	6,052	5,568
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
4.45%, 10/1/2025	4,342	4,341
2.45%, 10/29/2026	39,380	38,573
5.10%, 1/19/2029	3,835	3,924
4.63%, 9/10/2029	22,915	23,100
3.30%, 1/30/2032	12,605	11,540
Aircastle Ltd.
5.25%, 3/15/2030 (b)	150	153
5.75%, 10/1/2031 (b)	11,525	12,023
American Express Co.
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	14,285	14,723
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	16,625	16,838
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	5,720	5,880
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	41,007	41,065
2.13%, 2/21/2026 (b)	28,294	27,948
4.25%, 4/15/2026 (b)	56,405	56,152
4.38%, 5/1/2026 (b)	29,066	29,005
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
2.53%, 11/18/2027 (b)	97,341	93,363
4.95%, 1/15/2028 (b)	12,000	12,109
5.15%, 1/15/2030 (b)	19,965	20,272
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,995
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,798	2,719
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	29,565	31,031
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	14,605
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,590
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	11,200	11,439
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	34,225	34,718
6.40%, 3/26/2029 (b)	27,694	29,079
5.15%, 3/17/2030 (b)	14,928	15,096
6.50%, 3/26/2031 (b)	13,550	14,493
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	13,025	13,545
		590,319
Consumer Staples Distribution & Retail — 0.1%
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	3,345	3,577
Kroger Co. (The)
5.00%, 9/15/2034	9,140	9,110
5.40%, 7/15/2040	829	815
5.00%, 4/15/2042	9,000	8,262
3.88%, 10/15/2046	11,000	8,361
5.50%, 9/15/2054	6,950	6,507
		36,632
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	6,000	6,143
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	5,760	5,865
WRKCo, Inc. 3.90%, 6/1/2028	2,870	2,849
		14,857
Diversified — 0.3%
Ygrene Energy Fund, Inc. 8.50%, 7/25/2045 ‡ (b)	166,139	166,139
Diversified Consumer Services — 0.0% ^
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	6,858
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,073
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — continued
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,133
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,292
		23,356
Diversified REITs — 0.1%
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	10,961
2.85%, 1/15/2032	2,972	2,607
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,706
WP Carey, Inc.
4.25%, 10/1/2026	4,970	4,963
2.45%, 2/1/2032	10,980	9,515
2.25%, 4/1/2033	12,000	9,930
		46,682
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,336
2.25%, 2/1/2032	26,520	22,968
3.50%, 6/1/2041	35,836	28,055
3.65%, 6/1/2051	16,997	11,895
3.55%, 9/15/2055	25,312	16,831
3.80%, 12/1/2057	4,454	3,065
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	4,657	3,350
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	2,087	1,902
Verizon Communications, Inc.
2.55%, 3/21/2031	25,000	22,673
4.78%, 2/15/2035	19,409	18,925
5.40%, 7/2/2037 (b)	2,462	2,472
2.65%, 11/20/2040	27,316	19,363
3.40%, 3/22/2041	7,000	5,422
3.70%, 3/22/2061	6,890	4,721
		164,978
Electric Utilities — 2.7%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,685
3.15%, 9/15/2049	2,680	1,787
5.40%, 3/15/2053	4,030	3,861
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,081
6.00%, 3/1/2039	769	825
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
4.10%, 1/15/2042	923	773
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,094
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,808
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,500
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,754
3.20%, 9/15/2049	8,020	5,372
2.90%, 6/15/2050	7,770	4,886
5.65%, 6/1/2054	17,320	17,179
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	834
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,813
5.95%, 12/15/2036	840	875
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,736
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,353
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,710
Series B, 3.65%, 3/1/2052	1,146	830
5.40%, 4/1/2053	934	903
DTE Electric Securitization Funding II LLC
Series A-1, 5.97%, 3/1/2032	16,371	17,229
Series A-2, 6.09%, 9/1/2037	18,650	20,094
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,059
5.40%, 1/15/2054	9,705	9,355
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,361
3.75%, 9/1/2046	16,415	12,235
6.10%, 9/15/2053	26,040	26,453
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,600
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,445
Series YYY, 3.25%, 10/1/2049	6,895	4,677
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,474
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,583
4.10%, 3/15/2043	1,569	1,298
4.15%, 12/1/2044	2,258	1,862
3.70%, 10/15/2046	1,616	1,216
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	9

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.90%, 8/15/2051	9,495	5,874
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,222
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,847
2.78%, 1/7/2032 (b)	6,275	5,519
Edison International
5.75%, 6/15/2027	2,000	2,036
4.13%, 3/15/2028	6,730	6,621
5.25%, 11/15/2028	15,800	15,954
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	19,275	20,292
Emera US Finance LP (Canada) 4.75%, 6/15/2046	24,295	20,245
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,414
5.13%, 6/26/2029 (b)	15,935	16,333
5.50%, 6/26/2034 (b)	22,930	23,524
6.00%, 10/7/2039 (b)	897	927
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	4,946
5.75%, 6/1/2054	6,750	6,720
Entergy Corp. 2.95%, 9/1/2026	2,469	2,434
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,887
3.25%, 4/1/2028	1,551	1,524
3.05%, 6/1/2031	4,606	4,308
4.00%, 3/15/2033	3,430	3,253
5.80%, 3/15/2055	17,840	17,752
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	12,291
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,327
Evergy Metro, Inc. 5.40%, 4/1/2034	6,931	7,151
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	10,747	10,838
Evergy, Inc. 2.90%, 9/15/2029	7,869	7,455
Exelon Corp.
3.40%, 4/15/2026	1,177	1,170
5.30%, 3/15/2033	13,000	13,419
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	51,620	50,733
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	1,570	1,532
5.20%, 4/1/2028 (b)	2,400	2,456
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	7,996
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
4.55%, 4/1/2049 (b)	830	689
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,579
5.30%, 4/1/2053	9,410	8,969
Fortis, Inc. (Canada) 3.06%, 10/4/2026	8,472	8,343
Interstate Power and Light Co. 4.95%, 9/30/2034	8,615	8,491
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	6,820	6,409
5.40%, 6/1/2033 (b)	5,000	5,090
5.65%, 5/9/2034 (b)	18,040	18,676
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	6,145
5.10%, 1/15/2035	8,680	8,673
6.15%, 6/1/2037	1,740	1,878
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,913
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,781
Monongahela Power Co. 5.85%, 2/15/2034 (b)	7,920	8,329
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	774
5.38%, 9/15/2040	1,287	1,272
5.45%, 5/15/2041	3,354	3,281
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,310
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	10,380	10,380
3.55%, 5/1/2027	2,239	2,216
5.25%, 2/28/2053	11,030	10,097
5.55%, 3/15/2054	45,000	42,725
Niagara Mohawk Power Corp.
5.66%, 1/17/2054 (b)	8,540	8,152
6.00%, 7/3/2055 (b)	3,735	3,712
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,200
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	8,356
2.45%, 12/2/2027 (b)	13,055	12,464
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,389
Ohio Edison Co. 6.88%, 7/15/2036	780	884
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,127
4.95%, 9/15/2052	19,830	17,619
Pacific Gas and Electric Co.
2.95%, 3/1/2026	5,955	5,896
3.75%, 7/1/2028	7,665	7,521
6.10%, 1/15/2029	28,870	30,125
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.40%, 6/15/2033	33,829	35,933
5.80%, 5/15/2034	21,651	22,139
6.00%, 8/15/2035	35,355	36,567
4.45%, 4/15/2042	5,700	4,554
3.75%, 8/15/2042 (e)	2,882	2,104
4.30%, 3/15/2045	18,688	14,353
4.00%, 12/1/2046	5,000	3,625
6.75%, 1/15/2053	7,990	8,248
5.90%, 10/1/2054	18,445	17,247
Palomino Funding Trust I 7.23%, 5/17/2028 (b)	5,000	5,310
PECO Energy Co. 2.80%, 6/15/2050	6,430	3,990
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,042
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	22,310
Series A-3, 5.54%, 7/15/2047	8,670	8,602
Series A-3, 5.53%, 6/1/2049	26,600	26,202
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	10,066
Series A-4, 5.21%, 12/1/2047	9,600	9,158
Series A-5, 4.67%, 12/1/2051	2,170	1,876
Series A-5, 5.10%, 6/1/2052	26,355	24,200
PNM Energy Transition Bond Co. I LLC Series A-1, 5.64%, 8/15/2040	25,842	26,859
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,321
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,515
5.25%, 5/15/2053	14,285	13,535
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,931
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	847
5.25%, 4/1/2053	10,460	9,517
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,823
5.20%, 1/15/2035	6,205	6,222
Series G, 6.63%, 11/15/2037	3,901	4,266
Series K, 3.15%, 8/15/2051	12,330	7,662
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	1,039
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,218
Series A-1, 4.70%, 6/15/2040	16,298	16,006
Series A-3, 2.51%, 11/15/2043	7,950	5,303
Series A-2, 5.11%, 12/15/2047	6,495	6,116
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	20,135
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	16,336	16,612
Series A2, 5.17%, 5/15/2041	6,960	6,929
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,230
6.00%, 1/15/2034	895	932
5.20%, 6/1/2034	14,150	14,077
6.05%, 3/15/2039	2,197	2,255
3.90%, 12/1/2041	3,408	2,616
Series C, 4.13%, 3/1/2048	1,800	1,359
Series 20A, 2.95%, 2/1/2051	3,000	1,816
5.70%, 3/1/2053	5,545	5,108
5.88%, 12/1/2053	25,400	24,122
5.75%, 4/15/2054	13,500	12,634
5.90%, 3/1/2055	12,515	11,951
Southern Co. (The)
5.20%, 6/15/2033	2,370	2,421
5.70%, 3/15/2034	28,704	30,058
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,367
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,277
Union Electric Co.
5.20%, 4/1/2034	13,540	13,863
4.00%, 4/1/2048	1,600	1,254
3.90%, 4/1/2052	6,367	4,812
5.45%, 3/15/2053	11,765	11,248
5.13%, 3/15/2055	8,335	7,601
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,236
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,303
Vistra Operations Co. LLC
6.95%, 10/15/2033 (b)	2,981	3,292
6.00%, 4/15/2034 (b)	4,203	4,379
5.70%, 12/30/2034 (b)	13,240	13,498
Xcel Energy, Inc. 4.80%, 9/15/2041	829	738
		1,398,894
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 5.35%, 11/15/2048	6,270	5,923
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,492
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	11

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
4.75%, 8/1/2043	2,375	2,058
7.60%, 8/15/2096 (b)	2,242	2,495
		8,045
Financial Services — 0.6%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	56,671	56,671
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,374
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	13,173
3.85%, 4/5/2029	9,710	9,571
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,979
5.25%, 8/11/2035	18,135	18,064
4.40%, 7/1/2049	5,835	4,666
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,419
2.90%, 11/15/2031	9,690	8,662
5.95%, 8/15/2052	3,625	3,447
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	28,586
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	12,335
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.86%), 3.96%, 7/18/2030 (b) (c)	26,080	25,617
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (c)	22,695	23,120
NTT Finance Corp. (Japan)
5.17%, 7/16/2032 (b)	38,670	39,399
5.50%, 7/16/2035 (b)	15,975	16,368
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (b)	3,421	2,973
3.30%, 9/15/2046 (b)	3,050	2,233
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	35,652	35,652
		319,309
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	3,406	3,563
5.38%, 1/9/2036 (b)	5,080	5,080
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	22,130	20,218
5.15%, 8/4/2035	24,200	24,257
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,228
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
J M Smucker Co. (The) 6.50%, 11/15/2053	8,575	9,119
JBS USA Holding Lux SARL
3.75%, 12/1/2031	15,000	14,099
6.75%, 3/15/2034	24,808	27,205
5.50%, 1/15/2036 (b)	29,725	29,823
6.38%, 4/15/2066 (b)	32,455	31,994
JBS USA LUX SARL
5.95%, 4/20/2035 (b)	8,980	9,336
6.38%, 2/25/2055 (b)	16,735	16,819
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	6,823
Mars, Inc. 5.00%, 3/1/2032 (b)	28,555	29,145
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	841
Mondelez International, Inc. 2.63%, 9/4/2050	12,690	7,441
The Campbell's Co. 3.13%, 4/24/2050	4,828	3,084
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,628
		252,703
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,067
4.13%, 10/15/2044	1,750	1,454
4.13%, 3/15/2049	6,000	4,738
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,851
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,520
4.27%, 3/15/2048 (b)	6,500	5,042
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,165
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,657
5.05%, 5/15/2052	7,979	7,014
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,659
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,675
		46,842
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.40%, 3/15/2042	2,010	1,770
4.38%, 9/1/2042	4,018	3,500
4.70%, 9/1/2045	3,150	2,831
3.55%, 2/15/2050	5,584	4,032
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,190
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
CSX Corp.
5.50%, 4/15/2041	3,498	3,507
4.10%, 3/15/2044	1,515	1,249
4.75%, 11/15/2048	8,165	7,188
3.35%, 9/15/2049	2,710	1,874
ERAC USA Finance LLC
5.20%, 10/30/2034 (b)	7,330	7,494
7.00%, 10/15/2037 (b)	425	491
5.63%, 3/15/2042 (b)	3,104	3,086
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,365
4.05%, 8/15/2052	5,192	4,000
Penske Truck Leasing Co. LP
5.70%, 2/1/2028 (b)	5,175	5,327
5.25%, 7/1/2029 (b)	2,500	2,576
5.25%, 2/1/2030 (b)	3,000	3,095
Uber Technologies, Inc. 4.80%, 9/15/2034	13,210	13,059
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,379
4.10%, 9/15/2067	1,962	1,429
		75,442
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,551
Boston Scientific Corp.
6.50%, 11/15/2035 (e)	14,000	15,726
4.55%, 3/1/2039	5,011	4,742
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,708
Solventum Corp. 5.60%, 3/23/2034	26,344	27,358
		55,085
Health Care Providers & Services — 1.1%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,222
4.50%, 5/15/2042	1,777	1,479
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	13,115
Banner Health 1.90%, 1/1/2031	13,950	12,377
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,160
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,662
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,703
Cencora, Inc. 5.13%, 2/15/2034	30,700	31,038
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,569
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Cigna Group (The)
5.13%, 5/15/2031	20,860	21,602
4.80%, 7/15/2046	1,904	1,656
CommonSpirit Health
1.55%, 10/1/2025	6,210	6,193
2.78%, 10/1/2030	6,205	5,739
4.19%, 10/1/2049	5,540	4,281
3.91%, 10/1/2050	6,600	4,809
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,167
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,121
5.13%, 2/21/2030	8,553	8,758
5.25%, 2/21/2033	22,000	22,255
4.88%, 7/20/2035	3,500	3,356
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	7,129	6,857
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,481
4.63%, 5/15/2042	3,477	3,042
4.65%, 1/15/2043	3,394	2,951
4.65%, 8/15/2044	4,149	3,559
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	6,920
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	16,531
HCA, Inc.
5.50%, 3/1/2032	9,612	9,962
5.60%, 4/1/2034	28,350	29,138
5.75%, 3/1/2035	23,003	23,663
5.13%, 6/15/2039	4,805	4,533
5.50%, 6/15/2047	17,500	16,186
3.50%, 7/15/2051	6,831	4,483
4.63%, 3/15/2052	27,825	22,097
5.95%, 9/15/2054	12,475	11,953
6.10%, 4/1/2064	17,625	17,003
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,359
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,260
Memorial Health Services 3.45%, 11/1/2049	25,595	17,778
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,645
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,704
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,510
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	13

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,332
Series 2020, 3.38%, 7/1/2055	9,170	6,201
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	16,425
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,673
6.40%, 11/30/2033	11,460	12,626
Sutter Health 5.55%, 8/15/2053	5,000	4,875
Texas Health Resources
2.33%, 11/15/2050	6,717	3,730
4.33%, 11/15/2055	4,275	3,484
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	66,587	66,587
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	14,748
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,541
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,664
2.75%, 5/15/2040	4,800	3,485
3.25%, 5/15/2051	9,695	6,326
5.88%, 2/15/2053	9,740	9,625
5.05%, 4/15/2053	19,000	16,676
		578,875
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,191
4.00%, 2/1/2050	9,430	7,027
5.15%, 4/15/2053	2,800	2,451
DOC DR LLC
4.30%, 3/15/2027	4,500	4,502
3.95%, 1/15/2028	2,100	2,088
2.63%, 11/1/2031	6,195	5,520
Ventas Realty LP
4.13%, 1/15/2026	770	768
3.25%, 10/15/2026	7,254	7,168
3.85%, 4/1/2027	4,308	4,285
Welltower OP LLC
6.50%, 3/15/2041	460	506
4.95%, 9/1/2048	5,000	4,585
		41,091
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,440
4.45%, 3/1/2047	3,210	2,710
		9,150
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.80%, 3/15/2032	29,565	30,419
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	25,600	27,413
Constellation Energy Generation LLC
5.80%, 3/1/2033	4,555	4,844
6.25%, 10/1/2039	18,303	19,632
5.75%, 10/1/2041	15,265	15,381
6.50%, 10/1/2053	3,470	3,740
Southern Power Co. 5.15%, 9/15/2041	7,079	6,690
		108,119
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	23,400	21,761
Industrial REITs — 0.1%
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	11,095	11,092
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	5,085
Prologis LP
2.25%, 4/15/2030	3,830	3,522
4.75%, 6/15/2033	5,000	5,009
		24,708
Insurance — 0.6%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	7,535	5,883
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	9,221
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,723
Aon North America, Inc.
5.45%, 3/1/2034	34,340	35,450
5.75%, 3/1/2054	9,050	8,865
Arthur J Gallagher & Co. 5.75%, 7/15/2054	9,570	9,208
Athene Global Funding 2.95%, 11/12/2026 (b)	42,215	41,506
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,112
4.30%, 5/15/2043	2,795	2,459
3.85%, 3/15/2052	24,230	18,399
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	10,922
Corebridge Global Funding 4.90%, 8/21/2032 (b)	4,955	4,969
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,507
6.50%, 6/4/2029	9,165	9,551
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	12,482
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	14,025
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,278
4.85%, 1/24/2077 (b)	1,663	1,363
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,273
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,701
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	18,500	18,746
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	7,900	9,232
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	7,032
4.45%, 5/15/2069 (b)	11,250	8,590
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	2,945
Pine Street Trust III 6.22%, 5/15/2054 (b)	21,750	21,603
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,193
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	16,223
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	2,600	2,608
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,284
4.27%, 5/15/2047 (b)	5,480	4,416
		330,769
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	30,000	29,656
5.40%, 8/15/2054	11,965	11,478
		41,134
IT Services — 0.3%
Accenture Capital, Inc.
4.25%, 10/4/2031	21,060	20,993
4.50%, 10/4/2034	14,250	13,918
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	13,728
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
2.30%, 9/14/2031	10,000	8,793
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	99,500	101,241
		158,673
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	4,866
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,759
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,245
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,573
		16,577
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,558
5.85%, 12/1/2035 (f)	8,850	8,866
5.38%, 4/1/2038	4,923	4,614
3.50%, 6/1/2041	12,020	8,641
3.50%, 3/1/2042	7,800	5,537
5.38%, 5/1/2047	9,380	7,971
4.80%, 3/1/2050	13,160	10,182
3.70%, 4/1/2051	27,270	17,561
Comcast Corp.
4.25%, 1/15/2033	16,564	16,095
5.30%, 6/1/2034	3,950	4,066
4.20%, 8/15/2034	3,361	3,192
3.25%, 11/1/2039	19,265	15,172
3.75%, 4/1/2040	8,535	7,090
4.00%, 11/1/2049	5,553	4,182
3.45%, 2/1/2050	8,500	5,781
2.80%, 1/15/2051	24,803	14,702
2.89%, 11/1/2051	14,886	8,912
4.05%, 11/1/2052	1,350	1,006
5.35%, 5/15/2053	4,960	4,550
2.94%, 11/1/2056	15,473	8,908
2.99%, 11/1/2063	962	535
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	3,012
2.95%, 10/1/2050 (b)	8,375	4,712
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	617
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,283
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	15

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,547
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,410
7.30%, 7/1/2038	2,197	2,393
6.75%, 6/15/2039	1,794	1,858
5.88%, 11/15/2040	7,325	6,999
5.50%, 9/1/2041	6,940	6,271
		195,223
Metals & Mining — 0.2%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	17,281	18,283
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	16,105	14,702
5.63%, 4/4/2034 (b)	21,000	21,547
Newmont Corp. 3.25%, 5/13/2030	4,606	4,409
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,992
3.25%, 10/15/2050	3,519	2,316
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	26,162
		92,411
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 6.78%, 7/1/2030 ‡	60,000	60,000
Multi-Utilities — 0.3%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,425
2.95%, 2/15/2027	2,426	2,377
3.45%, 8/15/2027	1,250	1,233
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,830
Series 2017, 3.88%, 6/15/2047	3,355	2,563
4.50%, 5/15/2058	1,724	1,390
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,545
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,214
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,901
Series F, 5.25%, 8/1/2033	5,067	5,131
7.00%, 6/15/2038	1,076	1,225
Series C, 4.90%, 8/1/2041	1,840	1,657
Engie SA (France) 5.63%, 4/10/2034 (b)	13,225	13,706
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	22,331
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,298
NiSource, Inc. 5.80%, 2/1/2042	6,726	6,907
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,849
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,570
5.45%, 4/1/2034	7,700	7,914
Puget Energy, Inc.
2.38%, 6/15/2028	6,522	6,189
5.73%, 3/15/2035	11,300	11,494
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,522
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,027
3.95%, 11/15/2041	2,690	2,184
2.95%, 8/15/2051	17,150	10,755
5.35%, 4/1/2053	3,000	2,797
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,678
5.75%, 9/15/2033	12,830	13,496
5.88%, 3/15/2041	10,518	10,702
4.40%, 6/1/2043	1,392	1,174
3.95%, 10/1/2046	2,136	1,645
4.40%, 5/30/2047	2,274	1,851
		175,580
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	3,440	3,177
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (b)	6,320	5,643
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	7,325	7,320
BG Energy Capital plc 5.13%, 10/15/2041 (b)	5,781	5,457
BP Capital Markets America, Inc.
5.23%, 11/17/2034	9,000	9,193
2.94%, 6/4/2051	25,080	15,538
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b)	12,420	12,534
Cheniere Energy, Inc. 5.65%, 4/15/2034	13,830	14,118
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	3,993	4,055
5.68%, 1/15/2034 (b)	16,276	16,664
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	11,670	12,411
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.04%, 11/15/2033 (b)	11,250	11,909
5.44%, 2/15/2035 (b)	36,855	37,026
5.96%, 2/15/2055 (b)	25,130	23,933
ConocoPhillips Co.
5.30%, 5/15/2053	13,210	12,107
5.50%, 1/15/2055	10,025	9,446
Devon Energy Corp. 5.75%, 9/15/2054	18,502	16,568
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	16,384
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	10,430	10,665
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,211
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,818
5.63%, 4/5/2034	19,445	20,075
6.70%, 11/15/2053	5,550	5,977
Energy Transfer LP
4.15%, 9/15/2029	9,791	9,703
7.50%, 7/1/2038	2,695	3,098
6.05%, 6/1/2041	4,266	4,259
6.10%, 2/15/2042	7,220	7,206
5.95%, 10/1/2043	3,950	3,835
5.30%, 4/1/2044	1,840	1,647
5.00%, 5/15/2044 (e)	8,600	7,428
6.00%, 6/15/2048	6,419	6,154
6.25%, 4/15/2049	5,655	5,545
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	4,843	4,673
5.95%, 5/15/2054 (b)	14,030	13,620
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,297
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,616
7.55%, 4/15/2038	455	539
5.95%, 2/1/2041	1,259	1,305
4.45%, 2/15/2043	455	393
5.10%, 2/15/2045	1,758	1,628
4.95%, 10/15/2054	1,189	1,031
EQT Corp. 3.90%, 10/1/2027	3,371	3,339
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,174
4.11%, 3/1/2046	2,726	2,243
3.10%, 8/16/2049	17,965	11,985
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	9,235	7,354
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	14,706	12,318
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	34,443	34,334
3.45%, 10/15/2027 (b)	12,470	12,271
Kinder Morgan, Inc.
5.20%, 6/1/2033	20,500	20,739
5.05%, 2/15/2046	6,000	5,265
MPLX LP
5.50%, 6/1/2034	13,240	13,351
5.40%, 4/1/2035	28,080	27,881
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,498
3.25%, 7/15/2031 (b)	8,283	7,460
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	4,550	4,293
Occidental Petroleum Corp. 4.30%, 8/15/2039	6,860	5,577
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,977
ONEOK, Inc. 4.75%, 10/15/2031	29,725	29,725
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	16,138
Plains All American Pipeline LP 5.95%, 6/15/2035	26,070	26,854
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	4,660	4,622
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	7,000	7,060
5.03%, 10/1/2029	8,260	8,363
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	12,066
6.80%, 5/15/2038	1,997	2,160
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	11,866
3.46%, 7/12/2049	12,800	9,002
3.13%, 5/29/2050	20,230	13,293
TransCanada PipeLines Ltd. (Canada) 6.20%, 10/15/2037	6,345	6,690
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,754
5.65%, 3/15/2033	13,720	14,281
5.60%, 3/15/2035	18,110	18,582
6.00%, 3/15/2055	5,070	5,042
		751,586
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	17

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — 0.0% ^
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	7,377	7,117
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	15,882	14,975
		22,092
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,799
4.00%, 9/18/2042	4,270	3,628
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,322
4.55%, 2/20/2048	5,046	4,291
3.70%, 3/15/2052	16,992	12,272
5.55%, 2/22/2054	2,669	2,574
5.65%, 2/22/2064	24,465	23,433
Eli Lilly & Co. 5.00%, 2/9/2054	17,320	15,875
Merck & Co., Inc.
4.00%, 3/7/2049	13,120	10,336
2.75%, 12/10/2051	7,065	4,288
2.90%, 12/10/2061	14,550	8,355
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	15,331
5.30%, 5/19/2053	36,640	34,131
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,601
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	1,200	1,089
3.03%, 7/9/2040	25,815	19,436
5.65%, 7/5/2044	7,762	7,772
3.18%, 7/9/2050	16,452	10,735
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,504	2,489
		190,757
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,508
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,677
5.50%, 4/1/2034	6,190	6,389
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,788
UDR, Inc.
2.95%, 9/1/2026	3,831	3,781
3.50%, 1/15/2028	1,354	1,334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Residential REITs — continued
3.00%, 8/15/2031	4,750	4,360
2.10%, 8/1/2032	5,520	4,656
3.10%, 11/1/2034	6,440	5,491
		38,476
Retail REITs — 0.1%
Brixmor Operating Partnership LP 2.50%, 8/16/2031	6,530	5,785
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	5,035
3.60%, 12/15/2026	5,527	5,491
5.60%, 10/15/2033	7,500	7,800
5.50%, 6/15/2034	9,180	9,449
Realty Income Corp. 3.00%, 1/15/2027	2,243	2,208
Regency Centers LP 4.13%, 3/15/2028	1,755	1,752
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (b)	5,595	5,584
		43,104
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,848
Broadcom, Inc.
5.15%, 11/15/2031	16,770	17,340
4.55%, 2/15/2032	10,780	10,730
3.14%, 11/15/2035 (b)	40,051	33,888
3.19%, 11/15/2036 (b)	5,766	4,813
Intel Corp.
3.73%, 12/8/2047	9,000	6,262
3.25%, 11/15/2049	7,655	4,780
3.05%, 8/12/2051	7,655	4,526
5.70%, 2/10/2053	17,000	15,633
KLA Corp.
3.30%, 3/1/2050	7,000	4,838
4.95%, 7/15/2052	7,000	6,352
Marvell Technology, Inc.
2.95%, 4/15/2031	7,790	7,156
5.45%, 7/15/2035	17,842	18,145
NXP BV (Netherlands)
2.50%, 5/11/2031	36,499	32,633
5.00%, 1/15/2033	4,000	4,001
3.25%, 5/11/2041	24,465	18,107
Texas Instruments, Inc. 5.05%, 5/18/2063	12,988	11,666
		204,718
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.4%
Intuit, Inc. 5.50%, 9/15/2053	7,410	7,268
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,148
Oracle Corp.
4.90%, 2/6/2033	9,640	9,644
3.90%, 5/15/2035	1,952	1,760
3.60%, 4/1/2040	10,434	8,271
3.65%, 3/25/2041	19,515	15,271
4.00%, 7/15/2046	8,872	6,765
3.60%, 4/1/2050	53,900	36,861
3.95%, 3/25/2051	10,000	7,215
6.00%, 8/3/2055	32,855	32,095
Roper Technologies, Inc.
4.75%, 2/15/2032	9,385	9,451
4.90%, 10/15/2034	24,270	24,023
Synopsys, Inc. 5.15%, 4/1/2035	20,850	21,031
VMware LLC 4.65%, 5/15/2027	8,800	8,856
		189,659
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,336
2.10%, 6/15/2030	8,940	8,040
1.88%, 10/15/2030	19,410	17,108
5.90%, 11/15/2033	17,280	18,359
Crown Castle, Inc.
4.00%, 3/1/2027	2,066	2,055
5.60%, 6/1/2029	12,355	12,836
5.80%, 3/1/2034	12,960	13,510
Extra Space Storage LP 3.50%, 7/1/2026	8,937	8,865
		85,109
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,551
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,671
		15,222
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	14,187	10,994
3.85%, 8/4/2046	3,512	2,839
3.75%, 9/12/2047	13,570	10,644
3.75%, 11/13/2047	1,600	1,261
2.70%, 8/5/2051	57,605	35,581
4.10%, 8/8/2062	5,260	4,121
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
Dell International LLC
6.02%, 6/15/2026	12,505	12,614
4.90%, 10/1/2026	5,595	5,618
5.25%, 2/1/2028	5,508	5,651
5.30%, 10/1/2029	6,000	6,212
5.00%, 4/1/2030	4,770	4,889
5.50%, 4/1/2035	46,000	46,860
3.45%, 12/15/2051	242	165
		147,449
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	24,310
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	9,875	8,919
4.54%, 8/15/2047	12,507	10,133
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,831
		54,193
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.38%, 7/15/2029 (b)	20,000	20,510
5.13%, 4/10/2030 (b)	9,650	9,809
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	3,866
		34,185
Water Utilities — 0.0% ^
American Water Capital Corp.
6.59%, 10/15/2037	3,354	3,773
4.00%, 12/1/2046	2,241	1,786
		5,559
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	6,801
Sprint LLC 7.63%, 3/1/2026	5,044	5,069
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,887
3.88%, 4/15/2030	25,095	24,580
3.40%, 10/15/2052	16,650	11,010
5.50%, 1/15/2055	9,450	8,824
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	19

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.60%, 11/15/2060	4,000	2,613
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	3,745	3,537
		80,321
Total Corporate Bonds (Cost $12,890,869)		12,410,354
Mortgage-Backed Securities — 22.2%
Aml-prop CAP Frn 6.45%, 1/25/2026 ‡	2,008	2,001
FHLMC
Pool # 785618, ARM, 6.13%, 7/1/2026 (g)	4	4
Pool # 789758, ARM, 7.37%, 9/1/2032 (g)	4	4
Pool # 847621, ARM, 6.44%, 5/1/2033 (g)	245	251
Pool # 781087, ARM, 6.36%, 12/1/2033 (g)	44	45
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (g)	41	42
Pool # 782870, ARM, 6.65%, 9/1/2034 (g)	159	163
Pool # 782979, ARM, 6.50%, 1/1/2035 (g)	356	368
Pool # 782980, ARM, 6.50%, 1/1/2035 (g)	105	108
Pool # 1Q0007, ARM, 6.64%, 12/1/2035 (g)	30	30
Pool # 1Q0025, ARM, 6.52%, 2/1/2036 (g)	35	36
Pool # 848431, ARM, 6.75%, 2/1/2036 (g)	125	128
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (g)	133	137
Pool # 1J1380, ARM, 7.40%, 3/1/2036 (g)	27	28
Pool # 1H2618, ARM, 6.34%, 5/1/2036 (g)	223	231
Pool # 1L1286, ARM, 6.50%, 5/1/2036 (g)	77	79
Pool # 1G2415, ARM, 7.33%, 5/1/2036 (g)	41	43
Pool # 1G2557, ARM, 6.80%, 6/1/2036 (g)	398	411
Pool # 848068, ARM, 6.99%, 6/1/2036 (g)	275	283
Pool # 1H2623, ARM, 6.25%, 7/1/2036 (g)	46	47
Pool # 848365, ARM, 6.41%, 7/1/2036 (g)	98	101
Pool # 1A1082, ARM, 6.42%, 7/1/2036 (g)	113	115
Pool # 1A1085, ARM, 6.50%, 8/1/2036 (g)	90	92
Pool # 1B7242, ARM, 6.66%, 9/1/2036 (g)	333	342
Pool # 1Q0105, ARM, 6.72%, 9/1/2036 (g)	96	99
Pool # 1N0249, ARM, 6.32%, 10/1/2036 (g)	98	100
Pool # 1A1096, ARM, 6.41%, 10/1/2036 (g)	358	364
Pool # 1A1097, ARM, 6.54%, 10/1/2036 (g)	90	92
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (g)	97	100
Pool # 1G2539, ARM, 7.20%, 10/1/2036 (g)	91	92
Pool # 1K0046, ARM, 7.36%, 10/1/2036 (g)	86	89
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (g)	175	179
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (g)	62	64
Pool # 848115, ARM, 6.68%, 11/1/2036 (g)	67	68
Pool # 782760, ARM, 6.81%, 11/1/2036 (g)	196	202
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1Q0737, ARM, 7.14%, 11/1/2036 (g)	70	71
Pool # 1J1418, ARM, 6.32%, 12/1/2036 (g)	27	27
Pool # 1J1634, ARM, 6.35%, 12/1/2036 (g)	680	703
Pool # 1J1419, ARM, 6.42%, 12/1/2036 (g)	249	253
Pool # 1J1399, ARM, 6.75%, 12/1/2036 (g)	5	5
Pool # 1G1386, ARM, 6.80%, 12/1/2036 (g)	183	188
Pool # 1G1478, ARM, 6.66%, 1/1/2037 (g)	75	76
Pool # 1J1516, ARM, 6.63%, 2/1/2037 (g)	15	16
Pool # 1G1554, ARM, 6.84%, 2/1/2037 (g)	107	110
Pool # 1N0353, ARM, 6.86%, 2/1/2037 (g)	136	139
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (g)	212	215
Pool # 1B7303, ARM, 8.10%, 3/1/2037 (g)	13	13
Pool # 1J1564, ARM, 6.95%, 4/1/2037 (g)	185	190
Pool # 1Q0697, ARM, 6.19%, 5/1/2037 (g)	289	296
Pool # 1A1193, ARM, 6.64%, 5/1/2037 (g)	82	83
Pool # 1N1477, ARM, 6.64%, 5/1/2037 (g)	38	39
Pool # 1N1463, ARM, 6.86%, 5/1/2037 (g)	17	17
Pool # 1Q0783, ARM, 6.92%, 5/1/2037 (g)	134	137
Pool # 1J1621, ARM, 7.18%, 5/1/2037 (g)	139	145
Pool # 1J0533, ARM, 6.62%, 7/1/2037 (g)	19	20
Pool # 1J2945, ARM, 7.50%, 11/1/2037 (g)	36	37
Pool # 1Q0722, ARM, 6.83%, 4/1/2038 (g)	86	89
Pool # 1Q0789, ARM, 6.87%, 5/1/2038 (g)	16	16
Pool # 848699, ARM, 6.62%, 7/1/2040 (g)	79	82
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	32	32
Pool # C91417, 3.50%, 1/1/2032	1,094	1,076
Pool # C91403, 3.50%, 3/1/2032	420	413
FHLMC Gold Pools, 30 Year
Pool # C00452, 7.00%, 4/1/2026	—	—
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	27	28
Pool # C47315, 6.50%, 8/1/2029	207	217
Pool # G03029, 6.00%, 10/1/2029	20	21
Pool # A88871, 7.00%, 1/1/2031	44	47
Pool # C68485, 7.00%, 7/1/2032	8	8
Pool # G01448, 7.00%, 8/1/2032	14	15
Pool # C75791, 5.50%, 1/1/2033	115	116
Pool # A13625, 5.50%, 10/1/2033	86	88
Pool # A16107, 6.00%, 12/1/2033	60	61
Pool # G01864, 5.00%, 1/1/2034	64	65
Pool # A17537, 6.00%, 1/1/2034	82	83
Pool # A23139, 5.00%, 6/1/2034	175	179
Pool # A61572, 5.00%, 9/1/2034	260	265
Pool # A28796, 6.50%, 11/1/2034	21	22
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G03369, 6.50%, 1/1/2035	218	226
Pool # A70350, 5.00%, 3/1/2035	73	74
Pool # A46987, 5.50%, 7/1/2035	217	226
Pool # G05713, 6.50%, 12/1/2035	158	164
Pool # G03777, 5.00%, 11/1/2036	182	186
Pool # C02660, 6.50%, 11/1/2036	44	47
Pool # G02427, 5.50%, 12/1/2036	99	103
Pool # A57681, 6.00%, 12/1/2036	22	23
Pool # G02682, 7.00%, 2/1/2037	25	26
Pool # G04949, 6.50%, 11/1/2037	155	165
Pool # G03666, 7.50%, 1/1/2038	270	292
Pool # G04952, 7.50%, 1/1/2038	69	73
Pool # G04077, 6.50%, 3/1/2038	172	183
Pool # G05671, 5.50%, 8/1/2038	201	208
Pool # G05190, 7.50%, 9/1/2038	113	117
Pool # C03466, 5.50%, 3/1/2040	72	74
Pool # A93383, 5.00%, 8/1/2040	787	803
Pool # A93511, 5.00%, 8/1/2040	2,876	2,933
Pool # G06493, 4.50%, 5/1/2041	5,187	5,189
Pool # V80351, 3.00%, 8/1/2043	10,445	9,543
Pool # Q52834, 4.00%, 12/1/2047	1,121	1,066
Pool # Z40179, 4.00%, 7/1/2048	18,320	17,461
Pool # Q57995, 5.00%, 8/1/2048	3,070	3,105
Pool # Q61104, 4.00%, 1/1/2049	1,068	1,015
Pool # Q61107, 4.00%, 1/1/2049	1,901	1,811
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	47,578
Pool # P20570, 7.00%, 7/1/2029	4	4
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # B90491, 7.50%, 1/1/2032	139	143
Pool # WA3237, 3.55%, 11/1/2032	25,220	23,904
Pool # WA1630, 4.15%, 11/1/2032	6,769	6,655
Pool # U80192, 3.50%, 2/1/2033	671	655
Pool # U80342, 3.50%, 5/1/2033	306	299
Pool # U80345, 3.50%, 5/1/2033	1,831	1,799
Pool # WN3233, 3.19%, 7/1/2033	61,617	57,102
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,922
Pool # P50523, 6.50%, 12/1/2035	38	38
Pool # H05030, 6.00%, 11/1/2036	26	27
Pool # L10291, 6.50%, 11/1/2036	524	544
Pool # P51353, 6.50%, 11/1/2036	462	477
Pool # P50595, 6.50%, 12/1/2036	767	803
Pool # P51361, 6.50%, 12/1/2036	341	352
Pool # G20028, 7.50%, 12/1/2036	389	400
Pool # P50531, 6.50%, 1/1/2037	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # P50536, 6.50%, 2/1/2037	11	11
Pool # WA3186, 3.86%, 4/1/2037	2,026	1,879
Pool # P50556, 6.50%, 6/1/2037	21	21
Pool # U90690, 3.50%, 6/1/2042	6,744	6,333
Pool # U90975, 4.00%, 6/1/2042	5,011	4,839
Pool # T65101, 4.00%, 10/1/2042	146	138
Pool # U90402, 3.50%, 11/1/2042	581	546
Pool # U90673, 4.00%, 1/1/2043	678	655
Pool # U91192, 4.00%, 4/1/2043	963	928
Pool # U91488, 3.50%, 5/1/2043	810	760
Pool # U99051, 3.50%, 6/1/2043	2,082	1,955
Pool # U99134, 4.00%, 1/1/2046	23,982	22,831
Pool # U69030, 4.50%, 1/1/2046	8,309	8,199
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	5,359	5,215
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	9,434	8,367
Pool # ZT2236, 4.00%, 6/1/2048	14,423	13,723
Pool # ZT2212, 4.00%, 9/1/2048	3,378	3,213
Pool # QA0149, 4.00%, 6/1/2049	3,019	2,881
Pool # QA2578, 3.50%, 9/1/2049	1,176	1,073
Pool # RA2008, 4.00%, 1/1/2050	10,517	9,958
Pool # RA2282, 4.00%, 1/1/2050	5,857	5,646
Pool # QA7351, 3.00%, 2/1/2050	5,769	5,058
Pool # QB0704, 2.50%, 6/1/2050	9,183	7,642
Pool # QB1571, 2.50%, 7/1/2050	10,123	8,424
Pool # SD8089, 2.50%, 7/1/2050	77,814	65,314
Pool # QB2879, 2.50%, 8/1/2050	2,378	1,979
Pool # QB7670, 2.50%, 1/1/2051	4,534	3,767
Pool # QB8840, 2.50%, 2/1/2051	7,398	6,146
Pool # SD4044, 2.50%, 2/1/2051	33,715	28,550
Pool # QC2061, 2.00%, 5/1/2051	14,654	11,778
Pool # SD8152, 3.00%, 6/1/2051	10,981	9,571
Pool # RA6135, 2.50%, 10/1/2051	15,600	13,116
Pool # SD1964, 2.50%, 10/1/2051	56,519	47,534
Pool # RA6128, 3.00%, 10/1/2051	29,636	25,927
Pool # RA6228, 2.50%, 11/1/2051	16,570	13,896
Pool # RA6222, 3.00%, 11/1/2051	15,340	13,343
Pool # RA6459, 2.50%, 12/1/2051	27,015	22,441
Pool # RA6606, 3.00%, 1/1/2052	19,801	17,369
Pool # SD0809, 3.00%, 1/1/2052	5,934	5,188
Pool # SD1076, 3.00%, 1/1/2052	10,502	9,180
Pool # SD5768, 3.00%, 1/1/2052	12,547	10,970
Pool # RA6815, 2.50%, 2/1/2052	6,158	5,167
Pool # RA6702, 3.00%, 2/1/2052	40,666	35,244
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD3952, 2.50%, 3/1/2052	40,907	34,379
Pool # SD7554, 2.50%, 4/1/2052	57,214	48,439
Pool # SD8212, 2.50%, 5/1/2052	66,890	55,577
Pool # SD3362, 3.00%, 5/1/2052	22,569	19,752
Pool # SD6410, 3.00%, 5/1/2052	10,587	9,247
Pool # SD8213, 3.00%, 5/1/2052	102,327	88,843
Pool # SL1024, 3.00%, 5/1/2052	29,646	26,022
Pool # SD6159, 3.00%, 6/1/2052	94,713	82,582
Pool # RA7468, 4.00%, 6/1/2052	27,193	25,422
Pool # SD1365, 4.00%, 7/1/2052	50,488	47,184
Pool # RA7683, 5.00%, 7/1/2052	21,792	21,657
Pool # RA7843, 4.00%, 8/1/2052	36,133	33,776
Pool # SD1725, 4.00%, 10/1/2052	75,120	70,231
Pool # SD1713, 5.00%, 10/1/2052	31,672	31,554
Pool # SD2394, 4.50%, 11/1/2052	12,383	11,995
Pool # SD2355, 4.50%, 12/1/2052	10,440	10,109
Pool # RA8766, 5.00%, 3/1/2053	21,177	21,050
Pool # SD3567, 4.50%, 5/1/2053	17,033	16,497
Pool # RA9259, 5.00%, 6/1/2053	22,990	22,819
Pool # RJ2912, 5.50%, 11/1/2054	16,041	16,252
Pool # RJ2914, 5.50%, 11/1/2054	60,164	60,693
FNMA
Pool # 54844, ARM, 4.35%, 9/1/2027 (g)	3	3
Pool # 303532, ARM, 4.44%, 3/1/2029 (g)	2	2
Pool # 555732, ARM, 6.38%, 8/1/2033 (g)	83	85
Pool # 658481, ARM, 5.99%, 9/1/2033 (g)	155	156
Pool # 746299, ARM, 6.95%, 9/1/2033 (g)	26	26
Pool # 743546, ARM, 6.31%, 11/1/2033 (g)	108	109
Pool # 766610, ARM, 6.45%, 1/1/2034 (g)	12	12
Pool # 777132, ARM, 6.29%, 6/1/2034 (g)	100	102
Pool # 782306, ARM, 6.17%, 7/1/2034 (g)	2	2
Pool # 800422, ARM, 5.93%, 8/1/2034 (g)	91	91
Pool # 790235, ARM, 6.23%, 8/1/2034 (g)	42	43
Pool # 790964, ARM, 6.40%, 9/1/2034 (g)	5	5
Pool # 794792, ARM, 6.55%, 10/1/2034 (g)	26	26
Pool # 896463, ARM, 6.61%, 10/1/2034 (g)	65	67
Pool # 781563, ARM, 6.50%, 11/1/2034 (g)	9	10
Pool # 799912, ARM, 6.74%, 11/1/2034 (g)	13	13
Pool # 810896, ARM, 6.11%, 1/1/2035 (g)	330	338
Pool # 809319, ARM, 6.67%, 1/1/2035 (g)	8	8
Pool # 816594, ARM, 6.25%, 2/1/2035 (g)	11	11
Pool # 820602, ARM, 6.60%, 3/1/2035 (g)	46	47
Pool # 745862, ARM, 6.39%, 4/1/2035 (g)	75	77
Pool # 821378, ARM, 6.04%, 5/1/2035 (g)	34	34
Pool # 823660, ARM, 6.59%, 5/1/2035 (g)	22	22
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 832801, ARM, 7.21%, 9/1/2035 (g)	7	7
Pool # 851432, ARM, 6.58%, 10/1/2035 (g)	157	163
Pool # 849251, ARM, 6.08%, 1/1/2036 (g)	267	273
Pool # 745445, ARM, 6.52%, 1/1/2036 (g)	66	67
Pool # 920340, ARM, 7.25%, 2/1/2036 (g)	27	27
Pool # 920843, ARM, 7.16%, 3/1/2036 (g)	552	572
Pool # 868952, ARM, 6.81%, 5/1/2036 (g)	9	9
Pool # 872825, ARM, 6.42%, 6/1/2036 (g)	90	92
Pool # 884066, ARM, 6.61%, 6/1/2036 (g)	36	37
Pool # 892868, ARM, 6.52%, 7/1/2036 (g)	74	75
Pool # 884722, ARM, 6.12%, 8/1/2036 (g)	17	18
Pool # 886558, ARM, 6.34%, 8/1/2036 (g)	178	182
Pool # 920547, ARM, 6.23%, 9/1/2036 (g)	103	104
Pool # 886772, ARM, 6.48%, 9/1/2036 (g)	141	144
Pool # 893580, ARM, 7.07%, 9/1/2036 (g)	40	41
Pool # 894452, ARM, 7.45%, 9/1/2036 (g)	93	96
Pool # 894239, ARM, 6.56%, 10/1/2036 (g)	37	38
Pool # 900191, ARM, 7.12%, 10/1/2036 (g)	117	121
Pool # 900197, ARM, 7.51%, 10/1/2036 (g)	302	314
Pool # 902818, ARM, 6.57%, 11/1/2036 (g)	1	1
Pool # 902955, ARM, 6.26%, 12/1/2036 (g)	90	92
Pool # 920954, ARM, 6.01%, 1/1/2037 (g)	122	125
Pool # 888184, ARM, 6.59%, 1/1/2037 (g)	64	66
Pool # 913984, ARM, 6.15%, 2/1/2037 (g)	131	133
Pool # 915645, ARM, 6.64%, 2/1/2037 (g)	59	61
Pool # 888307, ARM, 6.62%, 4/1/2037 (g)	52	53
Pool # 948208, ARM, 5.93%, 7/1/2037 (g)	94	95
Pool # 938346, ARM, 6.56%, 7/1/2037 (g)	63	65
Pool # 995919, ARM, 6.88%, 7/1/2037 (g)	146	149
Pool # 945032, ARM, 7.08%, 8/1/2037 (g)	252	260
Pool # 946260, ARM, 6.66%, 9/1/2037 (g)	30	31
Pool # 952835, ARM, 6.88%, 9/1/2037 (g)	44	45
Pool # 946362, ARM, 7.26%, 9/1/2037 (g)	19	19
Pool # AD0085, ARM, 6.07%, 11/1/2037 (g)	157	158
Pool # 995108, ARM, 6.42%, 11/1/2037 (g)	64	66
Pool # AD0179, ARM, 6.32%, 12/1/2037 (g)	291	301
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	490	485
FNMA UMBS, 20 Year
Pool # 256311, 6.00%, 7/1/2026	9	9
Pool # 256352, 6.50%, 8/1/2026	16	16
Pool # 256803, 6.00%, 7/1/2027	28	28
Pool # 256962, 6.00%, 11/1/2027	18	19
Pool # 257007, 6.00%, 12/1/2027	52	53
Pool # 257048, 6.00%, 1/1/2028	88	90
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 890222, 6.00%, 10/1/2028	58	59
Pool # AE0049, 6.00%, 9/1/2029	38	39
Pool # AO7761, 3.50%, 7/1/2032	290	285
Pool # MA1138, 3.50%, 8/1/2032	1,736	1,711
Pool # AL6238, 4.00%, 1/1/2035	5,111	5,045
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	5	5
Pool # 695533, 8.00%, 6/1/2027	6	6
Pool # 313687, 7.00%, 9/1/2027	—	—
Pool # 755973, 8.00%, 11/1/2028	31	32
Pool # 455759, 6.00%, 12/1/2028	4	4
Pool # 252211, 6.00%, 1/1/2029	4	4
Pool # 889020, 6.50%, 11/1/2029	560	580
Pool # 598559, 6.50%, 8/1/2031	34	36
Pool # 679886, 6.50%, 2/1/2032	95	98
Pool # 682078, 5.50%, 11/1/2032	190	195
Pool # 675555, 6.00%, 12/1/2032	54	56
Pool # AL0045, 6.00%, 12/1/2032	326	336
Pool # 683351, 5.50%, 2/1/2033	4	4
Pool # 357363, 5.50%, 3/1/2033	178	182
Pool # 674349, 6.00%, 3/1/2033	3	3
Pool # 688625, 6.00%, 3/1/2033	7	7
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 254693, 5.50%, 4/1/2033	130	133
Pool # 702901, 6.00%, 5/1/2033	44	45
Pool # 720576, 5.00%, 6/1/2033	29	29
Pool # 995656, 7.00%, 6/1/2033	176	185
Pool # 723852, 5.00%, 7/1/2033	39	40
Pool # 729296, 5.00%, 7/1/2033	34	34
Pool # 720155, 5.50%, 7/1/2033	27	27
Pool # 729379, 6.00%, 8/1/2033	17	17
Pool # AA0917, 5.50%, 9/1/2033	487	498
Pool # 737825, 6.00%, 9/1/2033	31	32
Pool # 750977, 4.50%, 11/1/2033	28	28
Pool # 725027, 5.00%, 11/1/2033	103	105
Pool # 755109, 5.50%, 11/1/2033	7	8
Pool # 753174, 4.00%, 12/1/2033	159	156
Pool # 725017, 5.50%, 12/1/2033	220	226
Pool # 759424, 5.50%, 1/1/2034	25	25
Pool # 751341, 5.50%, 3/1/2034	24	25
Pool # 770405, 5.00%, 4/1/2034	204	204
Pool # 776708, 5.00%, 5/1/2034	104	105
Pool # AC1317, 4.50%, 9/1/2034	34	34
Pool # 888568, 5.00%, 12/1/2034	73	74
Pool # 810663, 5.00%, 1/1/2035	52	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 995003, 7.50%, 1/1/2035	66	69
Pool # 995156, 7.50%, 3/1/2035	98	102
Pool # 735503, 6.00%, 4/1/2035	239	248
Pool # 827776, 5.00%, 7/1/2035	30	31
Pool # 820347, 5.00%, 9/1/2035	170	173
Pool # 745148, 5.00%, 1/1/2036	123	125
Pool # 888417, 6.50%, 1/1/2036	440	456
Pool # 745275, 5.00%, 2/1/2036	96	98
Pool # 833629, 7.00%, 3/1/2036	7	7
Pool # 745418, 5.50%, 4/1/2036	173	180
Pool # 888016, 5.50%, 5/1/2036	224	232
Pool # 888209, 5.50%, 5/1/2036	151	157
Pool # 870770, 6.50%, 7/1/2036	21	22
Pool # 976871, 6.50%, 8/1/2036	355	367
Pool # AA0922, 6.00%, 9/1/2036	834	874
Pool # 745948, 6.50%, 10/1/2036	99	105
Pool # AA1019, 6.00%, 11/1/2036	109	115
Pool # 888476, 7.50%, 5/1/2037	56	58
Pool # 928584, 6.50%, 8/1/2037	84	90
Pool # 945870, 6.50%, 8/1/2037	141	149
Pool # 986648, 6.00%, 9/1/2037	250	262
Pool # 928670, 7.00%, 9/1/2037	159	167
Pool # 888890, 6.50%, 10/1/2037	178	189
Pool # 888707, 7.50%, 10/1/2037	394	417
Pool # 888892, 7.50%, 11/1/2037	123	133
Pool # AL0662, 5.50%, 1/1/2038	271	278
Pool # 995505, 8.00%, 1/1/2038	10	10
Pool # 929331, 6.00%, 4/1/2038	69	72
Pool # 909236, 7.00%, 9/1/2038	241	255
Pool # 890268, 6.50%, 10/1/2038	219	233
Pool # 995149, 6.50%, 10/1/2038	862	911
Pool # 934591, 7.00%, 10/1/2038	192	202
Pool # AB2869, 6.00%, 11/1/2038	211	222
Pool # 991908, 7.00%, 11/1/2038	198	212
Pool # 995504, 7.50%, 11/1/2038	116	123
Pool # 257510, 7.00%, 12/1/2038	592	634
Pool # AD0753, 7.00%, 1/1/2039	727	774
Pool # AD0780, 7.50%, 4/1/2039	510	550
Pool # AC2948, 5.00%, 9/1/2039	344	350
Pool # AC3740, 5.50%, 9/1/2039	145	149
Pool # AC7296, 5.50%, 12/1/2039	210	216
Pool # AD7790, 5.00%, 8/1/2040	1,856	1,890
Pool # AD9151, 5.00%, 8/1/2040	636	649
Pool # AL2059, 4.00%, 6/1/2042	4,530	4,409
Pool # AB9017, 3.00%, 4/1/2043	6,968	6,366
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AT5891, 3.00%, 6/1/2043	8,515	7,778
Pool # AB9860, 3.00%, 7/1/2043	6,414	5,852
Pool # AL7527, 4.50%, 9/1/2043	2,929	2,926
Pool # AL7496, 3.50%, 5/1/2044	12,575	11,794
Pool # AX9319, 3.50%, 12/1/2044	5,098	4,758
Pool # AL7380, 3.50%, 2/1/2045	7,390	6,943
Pool # AS6479, 3.50%, 1/1/2046	18,383	17,204
Pool # BM1213, 4.00%, 4/1/2047	7,024	6,730
Pool # BH7650, 4.00%, 9/1/2047	3,593	3,418
Pool # BM3500, 4.00%, 9/1/2047	21,845	21,173
Pool # BE8344, 4.00%, 11/1/2047	1,002	954
Pool # BJ7248, 4.00%, 12/1/2047	3,069	2,924
Pool # BE8349, 4.00%, 1/1/2048	1,826	1,738
Pool # BJ5756, 4.00%, 1/1/2048	3,539	3,342
Pool # BJ7310, 4.00%, 1/1/2048	6,099	5,805
Pool # BJ8237, 4.00%, 1/1/2048	3,428	3,262
Pool # BJ8264, 4.00%, 1/1/2048	2,473	2,353
Pool # BM3375, 4.00%, 1/1/2048	4,376	4,170
Pool # BK1007, 4.00%, 2/1/2048	1,051	1,001
Pool # BK1134, 4.00%, 2/1/2048	3,649	3,473
Pool # BM3665, 4.00%, 3/1/2048	26,689	25,433
Pool # BE8366, 4.50%, 7/1/2048	2,839	2,778
Pool # BK7982, 5.00%, 7/1/2048	3,032	3,082
Pool # BN0271, 4.50%, 9/1/2048	878	859
Pool # BN1315, 4.50%, 9/1/2048	1,409	1,376
Pool # BN4733, 5.50%, 3/1/2049	234	242
Pool # BK8745, 4.50%, 4/1/2049	2,066	2,008
Pool # FM1939, 4.50%, 5/1/2049	9,873	9,616
Pool # BK8753, 4.50%, 6/1/2049	2,718	2,645
Pool # CA3713, 5.00%, 6/1/2049	1,390	1,393
Pool # BO2305, 4.00%, 7/1/2049	3,280	3,108
Pool # BO5607, 3.50%, 9/1/2049	1,877	1,714
Pool # BO1405, 4.00%, 9/1/2049	4,250	4,019
Pool # BO4392, 3.50%, 1/1/2050	3,774	3,458
Pool # BP3048, 3.00%, 3/1/2050	4,137	3,626
Pool # BP5299, 3.50%, 3/1/2050	4,616	4,376
Pool # CA5702, 2.50%, 5/1/2050	40,842	34,516
Pool # CA5729, 3.00%, 5/1/2050	4,536	3,968
Pool # FM3671, 4.50%, 5/1/2050	4,854	4,854
Pool # CA6079, 2.50%, 6/1/2050	40,471	33,678
Pool # BK2746, 2.50%, 7/1/2050	18,049	15,019
Pool # BP9823, 2.50%, 7/1/2050	574	477
Pool # BP9948, 2.50%, 7/1/2050	781	650
Pool # CA6361, 2.50%, 7/1/2050	42,362	35,939
Pool # CA6708, 2.50%, 8/1/2050	27,145	23,090
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FM4051, 2.50%, 8/1/2050	17,762	14,960
Pool # BQ2143, 2.50%, 9/1/2050	13,046	10,856
Pool # CA6989, 2.50%, 9/1/2050	58,549	49,597
Pool # FM4532, 3.00%, 9/1/2050	11,082	9,717
Pool # BQ1155, 2.50%, 10/1/2050	15,867	13,204
Pool # BQ7669, 2.50%, 10/1/2050	697	580
Pool # FS3599, 2.50%, 1/1/2051	79,222	66,440
Pool # BQ4516, 2.00%, 2/1/2051	7,214	5,777
Pool # CB0047, 3.00%, 4/1/2051	16,313	14,138
Pool # CB0458, 2.50%, 5/1/2051	28,921	24,239
Pool # CB0514, 2.50%, 5/1/2051	23,198	19,585
Pool # CB0674, 2.50%, 5/1/2051	43,128	36,169
Pool # CB0531, 3.00%, 5/1/2051	60,836	53,177
Pool # FM8172, 3.00%, 5/1/2051	20,224	17,684
Pool # FM7916, 2.50%, 6/1/2051	18,699	15,747
Pool # FS5384, 2.50%, 6/1/2051	72,077	60,836
Pool # FM9523, 2.50%, 7/1/2051	12,761	10,912
Pool # CB1411, 3.00%, 8/1/2051	46,567	40,705
Pool # FM8817, 2.50%, 9/1/2051	42,139	35,510
Pool # FS4539, 3.00%, 9/1/2051	8,517	7,451
Pool # BU0070, 2.50%, 10/1/2051	40,557	33,882
Pool # CB1901, 2.50%, 10/1/2051	36,445	30,940
Pool # FM9195, 2.50%, 10/1/2051	46,374	39,002
Pool # CB1874, 3.00%, 10/1/2051	3,585	3,136
Pool # CB1878, 3.00%, 10/1/2051	8,307	7,262
Pool # MA4466, 2.50%, 11/1/2051	80,049	66,628
Pool # CB2066, 3.00%, 11/1/2051	6,908	6,044
Pool # FS4645, 4.00%, 11/1/2051	14,606	13,660
Pool # CB2297, 2.50%, 12/1/2051	14,823	12,457
Pool # FM9882, 2.50%, 12/1/2051	9,409	7,877
Pool # FS3611, 2.50%, 12/1/2051	6,047	5,109
Pool # FS2559, 3.00%, 12/1/2051	26,145	22,854
Pool # MA4494, 3.00%, 12/1/2051	5,872	5,127
Pool # FS4108, 4.00%, 12/1/2051	4,265	3,996
Pool # BU7561, 2.50%, 1/1/2052	18,293	15,407
Pool # CB2637, 2.50%, 1/1/2052	56,545	47,530
Pool # FS0196, 2.50%, 1/1/2052	62,691	52,076
Pool # BV0492, 3.00%, 1/1/2052	9,389	8,207
Pool # CB2664, 3.00%, 1/1/2052	5,863	5,134
Pool # FS5731, 3.00%, 1/1/2052	25,924	22,530
Pool # BV3339, 2.50%, 2/1/2052	8,052	6,766
Pool # FA2022, 2.50%, 2/1/2052	18,188	15,302
Pool # FS4284, 2.50%, 2/1/2052	46,416	38,846
Pool # MA4548, 2.50%, 2/1/2052	51,850	43,290
Pool # BV4133, 2.50%, 3/1/2052	45,215	37,565
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB3031, 2.50%, 3/1/2052	11,432	9,534
Pool # FS0882, 2.50%, 3/1/2052	41,820	35,405
Pool # FS4533, 2.50%, 3/1/2052	6,000	5,046
Pool # FS5446, 2.50%, 3/1/2052	43,534	36,441
Pool # FS0957, 3.00%, 3/1/2052	31,700	27,503
Pool # FS2246, 3.00%, 3/1/2052	34,585	30,628
Pool # FS4393, 3.00%, 3/1/2052	12,586	10,943
Pool # BV5360, 2.50%, 4/1/2052	50,505	42,104
Pool # FS7697, 2.50%, 4/1/2052	32,329	27,152
Pool # CB3360, 3.00%, 4/1/2052	7,934	6,888
Pool # CB3361, 3.00%, 4/1/2052	26,777	23,405
Pool # FS6301, 3.00%, 4/1/2052	16,644	14,561
Pool # BU8924, 3.50%, 4/1/2052	21,699	19,639
Pool # CB3378, 4.00%, 4/1/2052	22,132	20,692
Pool # BV7119, 4.50%, 4/1/2052	650	626
Pool # BV7121, 4.50%, 4/1/2052	1,114	1,077
Pool # BV7122, 4.50%, 4/1/2052	3,281	3,176
Pool # BV7124, 4.50%, 4/1/2052	1,139	1,101
Pool # FS9052, 3.00%, 5/1/2052	20,235	17,551
Pool # BV8375, 4.00%, 5/1/2052	15,591	14,588
Pool # CB3629, 4.00%, 5/1/2052	37,408	34,979
Pool # FS1669, 4.00%, 5/1/2052	24,212	23,035
Pool # BV7111, 4.50%, 5/1/2052	1,359	1,313
Pool # BV7133, 4.50%, 5/1/2052	834	805
Pool # FS2773, 2.50%, 6/1/2052	10,074	8,523
Pool # FS2645, 3.00%, 6/1/2052	16,556	14,495
Pool # CB3786, 4.00%, 6/1/2052	31,207	29,148
Pool # FS8849, 3.00%, 7/1/2052	18,674	16,349
Pool # FA1355, 4.00%, 7/1/2052	36,383	34,014
Pool # FA1708, 3.00%, 8/1/2052	48,993	42,978
Pool # FS8358, 3.50%, 8/1/2052	19,749	17,900
Pool # FS4076, 4.00%, 8/1/2052	15,543	14,588
Pool # CB4587, 4.50%, 9/1/2052	16,359	15,787
Pool # CB4628, 5.00%, 9/1/2052	74,730	74,271
Pool # FS2982, 5.00%, 9/1/2052	23,697	23,500
Pool # CB4642, 6.00%, 9/1/2052	14,013	14,425
Pool # FS3977, 4.50%, 11/1/2052	2,665	2,581
Pool # BV0962, 5.00%, 11/1/2052	11,080	10,958
Pool # BW1328, 5.00%, 11/1/2052	41,096	40,718
Pool # CB5267, 4.50%, 12/1/2052	17,760	17,151
Pool # CB5412, 4.00%, 1/1/2053	6,326	5,911
Pool # CB5666, 4.00%, 2/1/2053	38,618	36,101
Pool # CB5896, 5.00%, 3/1/2053	21,073	20,864
Pool # CB5898, 5.00%, 3/1/2053	17,365	17,254
Pool # CB6313, 5.00%, 5/1/2053	14,039	13,913
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BX4395, 5.50%, 5/1/2053	8,071	8,176
Pool # BY4714, 5.00%, 6/1/2053	129,787	128,032
Pool # BY4776, 5.00%, 7/1/2053	88,631	87,433
Pool # BY4770, 5.50%, 7/1/2053	16,828	17,046
Pool # BY4775, 5.50%, 7/1/2053	11,897	11,981
Pool # BY7101, 5.50%, 8/1/2053	6,255	6,336
Pool # BY7130, 6.00%, 9/1/2053	9,420	9,695
Pool # DB1954, 5.00%, 11/1/2054	86,110	84,973
Pool # DB4827, 5.00%, 11/1/2054	40,051	39,523
Pool # CC0876, 6.00%, 8/1/2055	20,288	20,883
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	19	20
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	47	47
Pool # CA3029, 4.00%, 1/1/2049	4,173	3,990
Pool # CA5105, 3.50%, 2/1/2050	6,095	5,607
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	4,726	4,707
Pool # AN0767, 3.18%, 1/1/2026	7,316	7,272
Pool # AN1590, 2.40%, 5/1/2026	8,160	8,044
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,886
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,887
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,708
Pool # 468645, 4.54%, 7/1/2026	1,911	1,915
Pool # AN2367, 2.46%, 8/1/2026	5,622	5,526
Pool # 468927, 4.77%, 8/1/2026	4,618	4,636
Pool # AM6448, 3.25%, 9/1/2026	8,679	8,588
Pool # AM7117, 3.14%, 12/1/2026	16,875	16,660
Pool # AM7262, 3.19%, 12/1/2026	14,878	14,690
Pool # AM7011, 3.22%, 12/1/2026	2,515	2,485
Pool # FN0029, 4.47%, 12/1/2026 (g)	4,247	4,255
Pool # AM8008, 2.94%, 2/1/2027	10,527	10,349
Pool # AM8803, 2.78%, 6/1/2027	3,587	3,512
Pool # AM9170, 3.00%, 6/1/2027	3,999	3,931
Pool # AM9345, 3.25%, 7/1/2027	6,770	6,682
Pool # AN7048, 2.90%, 10/1/2027	5,953	5,828
Pool # AM1469, 2.96%, 11/1/2027	3,267	3,208
Pool # AN7669, 2.83%, 12/1/2027	18,532	18,076
Pool # AN8114, 3.00%, 1/1/2028	7,157	7,003
Pool # AN8048, 3.08%, 1/1/2028	43,775	43,146
Pool # AN7943, 3.10%, 1/1/2028	13,774	13,494
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,391
Pool # AN1600, 2.59%, 6/1/2028	5,709	5,548
Pool # AN9686, 3.52%, 6/1/2028	29,503	29,171
Pool # AN9486, 3.57%, 6/1/2028	25,604	25,333
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN2005, 2.73%, 7/1/2028	9,030	8,713
Pool # 387806, 3.55%, 8/1/2028	14,822	14,638
Pool # BL0919, 3.82%, 9/1/2028	17,560	17,473
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,672
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,356
Pool # BL1040, 3.81%, 12/1/2028	42,090	41,900
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,898
Pool # BL1435, 3.53%, 1/1/2029	22,552	22,230
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,459
Pool # BL4317, 2.27%, 9/1/2029	4,319	4,045
Pool # BS6615, 3.50%, 9/1/2029	14,504	14,213
Pool # BS6621, 3.50%, 9/1/2029	32,089	31,399
Pool # AN6846, 2.93%, 10/1/2029	12,660	12,119
Pool # BS6739, 3.82%, 10/1/2029	45,001	44,614
Pool # BL4592, 2.28%, 11/1/2029	27,630	25,780
Pool # BL4333, 2.52%, 11/1/2029	38,946	36,675
Pool # AM8123, 2.92%, 2/1/2030	7,116	6,817
Pool # AM7785, 3.17%, 2/1/2030	5,487	5,292
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,742
Pool # BS7388, 4.82%, 3/1/2030	10,457	10,743
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,939
Pool # AM8544, 3.08%, 4/1/2030	13,597	13,086
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,775
Pool # AM8151, 2.94%, 5/1/2030	11,525	10,980
Pool # AN9154, 3.64%, 5/1/2030	3,817	3,750
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,378
Pool # AM9020, 2.97%, 6/1/2030	7,000	6,695
Pool # BS8461, 4.27%, 6/1/2030	22,856	22,949
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,711
Pool # BS8846, 4.09%, 7/1/2030	34,350	34,216
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,877
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,722
Pool # AN9293, 3.71%, 9/1/2030	60,000	58,783
Pool # BS8736, 4.37%, 10/1/2030	9,244	9,291
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,712
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,626
Pool # BS7921, 4.77%, 1/1/2031	9,162	9,381
Pool # BZ0423, 4.31%, 2/1/2031	38,469	38,562
Pool # BZ0424, 4.31%, 2/1/2031	19,031	19,077
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,209
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,882
Pool # AH9683, 5.00%, 4/1/2031	171	173
Pool # BS2035, 1.84%, 6/1/2031	33,900	29,951
Pool # AN1829, 2.90%, 6/1/2031	6,727	6,333
Pool # BS2422, 1.67%, 7/1/2031	36,050	31,341
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL3298, 2.86%, 8/1/2031	6,886	6,425
Pool # BS9623, 4.91%, 8/1/2031	5,162	5,302
Pool # BL4310, 2.35%, 10/1/2031	10,724	9,719
Pool # AN2625, 2.50%, 10/1/2031	8,910	8,158
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,906
Pool # BZ2211, 3.90%, 11/1/2031	47,210	46,257
Pool # BS4338, 1.82%, 1/1/2032	26,665	23,168
Pool # BS4124, 1.94%, 1/1/2032	11,086	9,781
Pool # BS4030, 1.96%, 1/1/2032	19,781	17,392
Pool # BS3869, 2.00%, 1/1/2032	36,000	31,589
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,652
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,772
Pool # BS4200, 2.05%, 2/1/2032	34,650	30,385
Pool # BM7037, 1.76%, 3/1/2032 (g)	102,804	88,949
Pool # BL5789, 2.40%, 3/1/2032	12,179	10,975
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,560
Pool # BS5130, 2.55%, 4/1/2032	45,987	41,793
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,247
Pool # AN5065, 3.34%, 4/1/2032	26,680	25,308
Pool # BS5330, 2.85%, 5/1/2032	14,317	13,134
Pool # BS5298, 3.07%, 5/1/2032	36,743	34,150
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,250
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,035
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,765
Pool # BS6194, 4.13%, 7/1/2032	3,848	3,805
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,319
Pool # BS6258, 3.70%, 8/1/2032	3,310	3,182
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,131
Pool # BS6288, 3.89%, 8/1/2032	11,054	10,778
Pool # BS6597, 3.67%, 9/1/2032	13,781	13,104
Pool # BS6305, 3.68%, 9/1/2032	54,320	52,111
Pool # BS6316, 3.76%, 9/1/2032	20,000	19,362
Pool # BS6339, 3.80%, 9/1/2032	65,061	62,777
Pool # BS6381, 3.89%, 9/1/2032	22,000	21,292
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,844
Pool # BM6466, 1.33%, 10/1/2032 (g)	105,458	86,912
Pool # BS6845, 4.22%, 10/1/2032	43,000	42,530
Pool # BS6915, 4.60%, 10/1/2032	36,000	36,255
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,747
Pool # BM6492, 1.51%, 11/1/2032 (g)	44,676	37,293
Pool # BM7110, 3.88%, 11/1/2032 (g)	27,480	26,692
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,144
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,446
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,574
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,576
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,492
Pool # AQ7084, 3.50%, 12/1/2032	684	670
Pool # BS7083, 4.59%, 12/1/2032	34,142	34,613
Pool # BS7019, 4.60%, 12/1/2032	33,325	33,708
Pool # BS7298, 4.86%, 12/1/2032	7,000	7,215
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,678
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,702	11,242
Pool # BM6552, 1.56%, 1/1/2033 (g)	98,931	82,581
Pool # BS7496, 4.33%, 1/1/2033	12,054	11,986
Pool # BS7558, 4.40%, 1/1/2033	15,134	15,105
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,404
Pool # BS7147, 4.95%, 1/1/2033	10,746	11,047
Pool # AR7484, 3.50%, 2/1/2033	1,271	1,251
Pool # BS7843, 3.90%, 2/1/2033	60,000	57,975
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,552
Pool # BS8110, 4.30%, 3/1/2033	44,672	44,016
Pool # BS7786, 4.24%, 4/1/2033	38,301	37,863
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,391
Pool # BS8055, 4.71%, 4/1/2033	14,699	14,938
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,297
Pool # BS8213, 4.22%, 5/1/2033	18,035	17,828
Pool # BS8546, 4.37%, 5/1/2033	32,295	32,096
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,638
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,623
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,919
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,180
Pool # AT7117, 3.50%, 6/1/2033	461	452
Pool # BS8756, 4.14%, 6/1/2033	18,345	17,965
Pool # BS8644, 4.32%, 6/1/2033	22,338	22,164
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,639
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,986
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,236
Pool # AN6000, 3.21%, 7/1/2033	9,218	8,546
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,844
Pool # AN9496, 3.75%, 7/1/2033	24,000	22,972
Pool # AN9950, 3.89%, 7/1/2033	8,473	8,136
Pool # BS9089, 4.51%, 7/1/2033	31,800	31,938
Pool # BS8883, 4.58%, 7/1/2033	35,052	35,057
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,747
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,665
Pool # BS2496, 1.88%, 9/1/2033	7,883	6,541
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,761
Pool # BS9471, 4.45%, 10/1/2033	16,368	16,370
Pool # BS9185, 4.51%, 10/1/2033	26,043	26,068
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS9182, 4.52%, 10/1/2033	29,035	29,179
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,951
Pool # BZ0419, 4.25%, 1/1/2034	21,000	20,614
Pool # BS4824, 2.50%, 2/1/2034	60,280	51,404
Pool # BZ0430, 4.32%, 2/1/2034	40,000	39,554
Pool # 810997, 5.50%, 10/1/2034	79	78
Pool # AM7122, 3.61%, 11/1/2034	4,743	4,481
Pool # BL5976, 2.49%, 4/1/2035	22,962	19,191
Pool # AM8474, 3.45%, 4/1/2035	4,287	4,000
Pool # AM8475, 3.45%, 4/1/2035	1,739	1,623
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,143
Pool # AM9188, 3.12%, 6/1/2035	22,940	20,591
Pool # BL7110, 1.76%, 7/1/2035	12,481	9,958
Pool # AM9532, 3.63%, 10/1/2035	3,263	3,070
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,154
Pool # AN0375, 3.76%, 12/1/2035	5,149	4,884
Pool # 256051, 5.50%, 12/1/2035	50	51
Pool # 256128, 6.00%, 2/1/2036	11	11
Pool # 880219, 7.00%, 2/1/2036	52	54
Pool # 920934, 6.50%, 1/1/2037	169	173
Pool # 888408, 6.00%, 3/1/2037	174	177
Pool # 888373, 7.00%, 3/1/2037	26	27
Pool # 888412, 7.00%, 4/1/2037	20	21
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,691
Pool # BS5650, 3.87%, 6/1/2037	14,180	13,072
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,107
Pool # 995783, 8.00%, 11/1/2037	67	70
Pool # 257209, 5.50%, 5/1/2038	74	75
Pool # MA0127, 5.50%, 6/1/2039	104	104
Pool # AL2606, 4.00%, 3/1/2042	182	172
Pool # AO7225, 4.00%, 7/1/2042	1,166	1,124
Pool # AO9352, 4.00%, 7/1/2042	1,470	1,420
Pool # AO9353, 4.00%, 7/1/2042	1,730	1,668
Pool # MA1125, 4.00%, 7/1/2042	977	942
Pool # MA1178, 4.00%, 9/1/2042	5,601	5,401
Pool # MA1213, 3.50%, 10/1/2042	2,559	2,400
Pool # MA1251, 3.50%, 11/1/2042	6,526	6,121
Pool # MA1253, 4.00%, 11/1/2042	4,693	4,526
Pool # AR1397, 3.00%, 1/1/2043	5,166	4,683
Pool # MA1328, 3.50%, 1/1/2043	936	878
Pool # AQ9999, 3.00%, 2/1/2043	2,375	2,153
Pool # MA1373, 3.50%, 3/1/2043	1,581	1,483
Pool # MA1404, 3.50%, 4/1/2043	4,561	4,275
Pool # AB9096, 4.00%, 4/1/2043	488	470
Pool # AB9196, 3.50%, 5/1/2043	1,252	1,175
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AT4051, 3.50%, 5/1/2043	545	511
Pool # MA1437, 3.50%, 5/1/2043	5,071	4,753
Pool # AT5914, 3.50%, 6/1/2043	3,130	2,934
Pool # MA1463, 3.50%, 6/1/2043	6,287	5,893
Pool # AB9704, 4.00%, 6/1/2043	1,087	1,049
Pool # MA1711, 4.50%, 12/1/2043	7,059	6,966
Pool # AL6167, 3.50%, 1/1/2044	3,365	3,155
Pool # MA1759, 4.00%, 1/1/2044	2,233	2,151
Pool # MA1760, 4.50%, 1/1/2044	2,044	2,017
Pool # AV9286, 4.00%, 2/1/2044	1,778	1,706
Pool # MA1800, 4.00%, 2/1/2044	1,418	1,366
Pool # MA1828, 4.50%, 3/1/2044	5,492	5,419
Pool # MA2429, 4.00%, 10/1/2045	1,588	1,509
Pool # MA2565, 4.00%, 3/1/2046	2,345	2,230
Pool # BM5835, 3.00%, 9/1/2047	8,060	7,369
Pool # AD0523, 6.00%, 11/1/2048	165	168
Pool # BF0131, 3.50%, 8/1/2056	35,829	32,290
Pool # BF0144, 3.50%, 10/1/2056	2,292	2,065
Pool # BF0690, 3.00%, 2/1/2057	8,037	7,160
Pool # BF0230, 5.50%, 1/1/2058	34,970	36,268
Pool # BF0341, 5.50%, 1/1/2059	14,981	15,279
Pool # BM7076, 4.00%, 4/1/2059	39,121	36,708
Pool # BF0396, 2.50%, 8/1/2059	26,565	21,937
Pool # BM6734, 4.00%, 8/1/2059	27,763	25,916
Pool # BF0464, 3.50%, 3/1/2060	40,993	36,741
Pool # BF0520, 3.00%, 1/1/2061	53,638	46,215
Pool # BM7075, 3.00%, 3/1/2061	60,502	52,129
Pool # BF0546, 2.50%, 7/1/2061	66,726	53,034
Pool # BF0562, 3.50%, 9/1/2061	49,189	43,651
Pool # BF0577, 2.50%, 12/1/2061	11,236	9,247
Pool # BF0590, 2.50%, 12/1/2061	16,484	13,198
Pool # BF0579, 3.00%, 12/1/2061	19,050	16,107
Pool # BF0583, 4.00%, 12/1/2061	26,208	24,282
Pool # BF0586, 5.00%, 12/1/2061	11,496	11,393
Pool # BF0617, 2.50%, 3/1/2062	75,604	60,090
Pool # BF0602, 3.00%, 3/1/2062	27,706	23,425
Pool # BF0603, 3.50%, 3/1/2062	18,674	16,716
Pool # BF0604, 3.50%, 3/1/2062	29,181	25,896
Pool # BF0605, 4.00%, 3/1/2062	14,996	13,829
Pool # BF0674, 2.50%, 4/1/2062	60,881	48,387
Pool # BF0759, 2.50%, 5/1/2062	56,828	45,167
Pool # BF0673, 2.50%, 6/1/2062	41,634	33,090
Pool # BF0654, 3.00%, 6/1/2062	31,999	27,055
Pool # BF0648, 3.50%, 6/1/2062	20,770	18,593
Pool # BF0655, 3.50%, 6/1/2062	39,813	35,331
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0649, 4.00%, 6/1/2062	18,822	17,638
Pool # BF0677, 4.00%, 9/1/2062	41,391	38,350
Pool # BF0701, 3.50%, 12/1/2062	15,702	13,934
Pool # BF0733, 3.00%, 6/1/2063	29,042	24,555
Pool # BF0764, 3.50%, 9/1/2063	23,335	20,795
Pool # BF0767, 4.00%, 9/1/2063	47,356	43,876
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2055 (f)	366,195	303,992
TBA, 3.00%, 9/25/2055 (f)	1,954	1,693
TBA, 4.00%, 9/25/2055 (f)	22,300	20,807
GNMA I, 30 Year
Pool # 411829, 7.50%, 7/15/2027	2	2
Pool # 554108, 6.50%, 3/15/2028	14	14
Pool # 468236, 6.50%, 9/15/2028	18	18
Pool # 486537, 7.50%, 9/15/2028	4	4
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 781328, 7.00%, 9/15/2031	156	162
Pool # 569568, 6.50%, 1/15/2032	152	157
Pool # 591882, 6.50%, 7/15/2032	12	12
Pool # 607645, 6.50%, 2/15/2033	42	44
Pool # 607724, 7.00%, 2/15/2033	30	31
Pool # 783123, 5.50%, 4/15/2033	908	939
Pool # 604209, 6.50%, 4/15/2033	34	35
Pool # 614546, 5.50%, 6/15/2033	8	8
Pool # 781614, 7.00%, 6/15/2033	51	54
Pool # 781689, 5.50%, 12/15/2033	31	32
Pool # 632415, 5.50%, 7/15/2034	18	18
Pool # 574710, 5.50%, 9/15/2034	12	13
Pool # 782615, 7.00%, 6/15/2035	327	345
Pool # 782025, 6.50%, 12/15/2035	137	142
Pool # 617486, 7.00%, 4/15/2037	44	45
Pool # 782212, 7.50%, 10/15/2037	92	97
Pool # BI6868, 5.00%, 3/15/2049	1,858	1,876
Pool # BM1726, 5.00%, 3/15/2049	1,459	1,473
Pool # CO1894, 4.50%, 7/15/2052	7,151	7,151
Pool # CU0289, 6.50%, 6/15/2053	9,864	10,166
GNMA II
Pool # CE5521, ARM, 5.75%, 8/20/2071 (g)	12,181	12,725
Pool # CE5523, ARM, 5.82%, 8/20/2071 (g)	16,766	17,495
Pool # CE9356, ARM, 5.56%, 9/20/2071 (g)	8,034	8,313
Pool # CE5537, ARM, 5.75%, 9/20/2071 (g)	33,047	34,587
Pool # CE5533, ARM, 5.77%, 9/20/2071 (g)	38,133	39,862
Pool # CE5536, ARM, 5.79%, 9/20/2071 (g)	30,767	32,226
Pool # CE5544, ARM, 5.68%, 10/20/2071 (g)	36,346	37,964
Pool # CE5550, ARM, 5.73%, 10/20/2071 (g)	18,036	18,845
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE5552, ARM, 5.72%, 11/20/2071 (g)	37,063	38,708
Pool # CK2783, ARM, 5.69%, 2/20/2072 (g)	87,765	91,662
Pool # CK2789, ARM, 5.70%, 2/20/2072 (g)	31,393	32,802
Pool # CM0227, ARM, 5.72%, 2/20/2072 (g)	29,535	30,866
Pool # CM0228, ARM, 5.96%, 2/20/2072 (g)	19,613	20,638
Pool # CL8129, ARM, 5.63%, 3/20/2072 (g)	20,625	21,471
Pool # CK2802, ARM, 5.65%, 3/20/2072 (g)	27,616	28,815
Pool # CK2800, ARM, 5.68%, 3/20/2072 (g)	23,167	24,214
Pool # CM0234, ARM, 5.68%, 3/20/2072 (g)	29,908	31,223
Pool # CM9946, ARM, 5.68%, 3/20/2072 (g)	17,957	18,754
Pool # CK2793, ARM, 5.70%, 3/20/2072 (g)	42,170	44,049
Pool # CK2791, ARM, 5.71%, 3/20/2072 (g)	42,400	44,333
Pool # CK2794, ARM, 5.71%, 3/20/2072 (g)	44,067	46,068
Pool # CK2803, ARM, 5.65%, 4/20/2072 (g)	43,607	45,537
Pool # BL8377, ARM, 5.74%, 4/20/2072 (g)	36,976	38,778
Pool # CN0126, ARM, 5.71%, 5/20/2072 (g)	34,843	36,421
Pool # CN7634, ARM, 5.77%, 6/20/2072 (g)	27,366	28,740
Pool # 786250, ARM, 5.89%, 6/20/2072 (g)	39,757	41,954
Pool # CL8191, ARM, 5.86%, 7/20/2072 (g)	22,475	23,676
Pool # CO0363, ARM, 5.89%, 7/20/2072 (g)	28,859	30,477
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2562, 6.00%, 3/20/2028	5	5
Pool # 2646, 7.50%, 9/20/2028	5	5
Pool # 2781, 6.50%, 7/20/2029	131	134
Pool # 4224, 7.00%, 8/20/2038	50	53
Pool # 4245, 6.00%, 9/20/2038	1,277	1,366
Pool # 783389, 6.00%, 8/20/2039	499	528
Pool # 783444, 5.50%, 9/20/2039	315	324
Pool # 783967, 4.25%, 12/20/2044	3,299	3,100
Pool # AK8791, 3.75%, 7/20/2045	1,092	1,014
Pool # BD0481, 4.00%, 12/20/2047	1,148	1,077
Pool # BD0484, 4.50%, 12/20/2047	4,501	4,343
Pool # BE0207, 4.50%, 2/20/2048	3,115	3,017
Pool # BE0208, 4.50%, 2/20/2048	4,555	4,417
Pool # BE5169, 4.50%, 2/20/2048	4,790	4,648
Pool # BA7567, 4.50%, 5/20/2048	1,373	1,320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BG6360, 5.00%, 5/20/2048	5,561	5,669
Pool # BF2574, 5.50%, 5/20/2048	125	129
Pool # BI0728, 5.00%, 7/20/2048	6,394	6,490
Pool # BD0551, 4.50%, 8/20/2048	1,587	1,547
Pool # BI5288, 5.00%, 8/20/2048	7,960	8,033
Pool # BI5289, 5.00%, 8/20/2048	11,353	11,519
Pool # AY2411, 4.25%, 9/20/2048	3,003	2,857
Pool # 784598, 5.00%, 9/20/2048	9,199	9,338
Pool # 784626, 4.50%, 10/20/2048	1,199	1,163
Pool # BK2586, 5.00%, 11/20/2048	1,230	1,236
Pool # BJ7082, 5.00%, 12/20/2048	490	490
Pool # BJ7085, 5.00%, 12/20/2048	946	959
Pool # BK7169, 5.00%, 12/20/2048	4,453	4,465
Pool # BK8878, 4.50%, 2/20/2049	2,057	1,973
Pool # BK7189, 5.00%, 2/20/2049	5,141	5,176
Pool # BJ9972, 5.50%, 2/20/2049	1,144	1,170
Pool # BK7198, 4.50%, 3/20/2049	2,163	2,087
Pool # BK7199, 5.00%, 3/20/2049	733	739
Pool # BL8042, 5.00%, 3/20/2049	4,728	4,777
Pool # BL9333, 5.00%, 3/20/2049	2,554	2,601
Pool # BG0079, 5.50%, 3/20/2049	796	814
Pool # BL6756, 5.50%, 3/20/2049	297	303
Pool # BJ1322, 5.00%, 4/20/2049	3,969	4,077
Pool # BJ9622, 5.00%, 4/20/2049	1,453	1,456
Pool # BK7209, 5.00%, 4/20/2049	3,310	3,342
Pool # BL6758, 5.50%, 4/20/2049	635	649
Pool # BM9664, 4.50%, 5/20/2049	5,135	5,038
Pool # BM9683, 5.00%, 6/20/2049	11,692	11,814
Pool # BO2880, 5.00%, 6/20/2049	416	414
Pool # BN3950, 5.50%, 6/20/2049	1,691	1,729
Pool # BN2629, 4.00%, 7/20/2049	9,198	8,811
Pool # BI0926, 5.00%, 7/20/2049	774	775
Pool # BI0927, 5.00%, 7/20/2049	581	577
Pool # BM2186, 5.00%, 7/20/2049	451	452
Pool # BM2187, 5.00%, 7/20/2049	298	298
Pool # BO2871, 5.00%, 7/20/2049	233	234
Pool # BO2872, 5.00%, 7/20/2049	764	770
Pool # BO2878, 5.00%, 7/20/2049	600	601
Pool # BO2879, 5.00%, 7/20/2049	312	312
Pool # BO3162, 5.00%, 7/20/2049	38,828	40,338
Pool # BO3173, 5.00%, 7/20/2049	729	730
Pool # BO3174, 5.00%, 7/20/2049	346	345
Pool # BO8226, 5.00%, 7/20/2049	372	372
Pool # BO8229, 5.00%, 7/20/2049	4,302	4,396
Pool # BO8235, 5.00%, 7/20/2049	622	620
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	29

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO8236, 5.00%, 7/20/2049	412	411
Pool # BP4243, 5.00%, 8/20/2049	9,769	9,911
Pool # BN2649, 3.50%, 9/20/2049	2,299	2,110
Pool # BM9713, 4.50%, 9/20/2049	1,790	1,731
Pool # BP4337, 4.50%, 9/20/2049	13,017	12,882
Pool # BQ3224, 4.50%, 9/20/2049	12,035	11,676
Pool # 784810, 5.00%, 9/20/2049	10,420	10,331
Pool # BM9734, 4.00%, 10/20/2049	2,873	2,705
Pool # 784847, 4.50%, 11/20/2049	17,541	16,899
Pool # BQ8694, 4.50%, 11/20/2049	535	525
Pool # BQ8696, 4.50%, 11/20/2049	622	613
Pool # BR2686, 4.50%, 11/20/2049	1,763	1,714
Pool # BR2687, 4.50%, 11/20/2049	4,018	3,933
Pool # BR2688, 4.50%, 11/20/2049	2,111	2,057
Pool # BR2689, 4.50%, 11/20/2049	2,682	2,648
Pool # BR2739, 4.50%, 11/20/2049	1,333	1,324
Pool # BR2756, 4.50%, 11/20/2049	1,865	1,837
Pool # BR2757, 4.50%, 11/20/2049	1,902	1,867
Pool # BR3820, 4.50%, 11/20/2049	216	210
Pool # BR3821, 4.50%, 11/20/2049	603	584
Pool # BS0953, 4.50%, 11/20/2049	1,666	1,654
Pool # BQ4131, 3.50%, 12/20/2049	9,949	9,205
Pool # BI0940, 4.50%, 12/20/2049	597	581
Pool # BQ3796, 4.50%, 12/20/2049	1,683	1,656
Pool # BR2730, 4.50%, 12/20/2049	741	720
Pool # BR2731, 4.50%, 12/20/2049	673	658
Pool # BR2732, 4.50%, 12/20/2049	1,209	1,208
Pool # BR2755, 4.50%, 12/20/2049	926	901
Pool # BR3822, 4.50%, 12/20/2049	836	809
Pool # BR3823, 4.50%, 12/20/2049	1,144	1,120
Pool # BR3824, 4.50%, 12/20/2049	670	663
Pool # BS0951, 4.50%, 12/20/2049	1,666	1,628
Pool # BS0952, 4.50%, 12/20/2049	1,275	1,256
Pool # BQ4132, 3.50%, 1/20/2050	4,755	4,364
Pool # BQ4133, 3.50%, 1/20/2050	4,579	4,225
Pool # BR1548, 3.50%, 1/20/2050	3,740	3,546
Pool # BS8380, 4.50%, 2/20/2050	2,648	2,663
Pool # BP8085, 3.00%, 3/20/2050	3,707	3,283
Pool # BR3892, 4.00%, 3/20/2050	8,384	7,824
Pool # BT8094, 4.00%, 4/20/2050	924	868
Pool # BT8095, 4.00%, 4/20/2050	4,759	4,465
Pool # BT8096, 4.00%, 4/20/2050	7,022	6,584
Pool # BT8097, 4.00%, 4/20/2050	7,210	6,822
Pool # BT8098, 4.00%, 4/20/2050	8,456	8,032
Pool # BT8099, 4.00%, 4/20/2050	6,477	6,166
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BW7042, 3.50%, 9/20/2050	17,557	15,984
Pool # 785294, 3.50%, 1/20/2051	47,268	42,449
Pool # MA7534, 2.50%, 8/20/2051	208,517	177,822
Pool # MA7649, 2.50%, 10/20/2051	30,679	26,163
Pool # CH9031, 3.50%, 10/20/2051	19,520	17,771
Pool # MA7706, 3.00%, 11/20/2051	37,371	33,108
Pool # 787205, 3.50%, 11/20/2051	72,328	66,234
Pool # CI9257, 3.50%, 11/20/2051	22,966	20,908
Pool # CK1527, 3.50%, 12/20/2051	6,972	6,383
Pool # CK1600, 4.00%, 1/20/2052	14,170	13,278
Pool # CK7137, 4.00%, 1/20/2052	24,558	22,617
Pool # 786362, 3.00%, 2/20/2052	34,097	29,737
Pool # CL2553, 4.00%, 2/20/2052	17,590	16,200
Pool # MA7936, 2.50%, 3/20/2052	52,487	44,760
Pool # CM2213, 3.00%, 3/20/2052	7,400	6,554
Pool # 787457, 4.00%, 3/20/2052	21,930	20,881
Pool # CL2574, 4.00%, 3/20/2052	10,425	9,601
Pool # CL2575, 4.00%, 3/20/2052	5,384	5,024
Pool # 787010, 3.50%, 4/20/2052	29,278	26,871
Pool # CM1194, 4.00%, 4/20/2052	12,782	11,772
Pool # MA8148, 3.00%, 7/20/2052	179,791	159,280
Pool # MA8200, 4.00%, 8/20/2052	131,715	124,008
Pool # MA8423, 2.50%, 11/20/2052	36,442	31,091
Pool # CO8957, 5.00%, 12/20/2052	16,074	15,798
Pool # MA8565, 3.00%, 1/20/2053	31,082	27,536
Pool # MA8721, 3.00%, 3/20/2053	109,626	97,326
Pool # MA8796, 3.00%, 4/20/2053	43,393	38,704
Pool # 786842, 4.00%, 4/20/2053	82,156	75,749
Pool # CS4305, 5.50%, 6/20/2053	30,185	30,485
Pool # CS4391, 5.50%, 7/20/2053	36,829	37,195
Pool # MA9166, 3.00%, 9/20/2053	17,845	15,810
Pool # MA9600, 3.00%, 4/20/2054	15,755	13,958
Pool # DL3307, 6.50%, 8/20/2055	28,321	29,398
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	410	387
Pool # 4285, 6.00%, 11/20/2038	10	10
Pool # AD0862, 3.75%, 1/20/2039	838	781
Pool # 787496, 6.00%, 7/20/2064	41,332	41,906
Pool # 784879, 4.08%, 11/20/2069 (g)	12,180	11,709
Pool # 785137, 3.07%, 8/20/2070 (g)	16,554	15,009
Pool # 785183, 2.94%, 10/20/2070 (g)	32,273	29,290
Pool # 785863, 3.10%, 12/20/2071 (g)	12,024	10,893
Pool # 786556, 4.65%, 1/20/2073 (g)	39,451	38,815
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Single Family, 30 Year TBA, 3.00%, 9/15/2055 (f)	5,000	4,427
Total Mortgage-Backed Securities (Cost $11,698,522)		11,383,031
Asset-Backed Securities — 11.4%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.26%, 12/26/2044 (b) (g)	952	928
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	1,805	1,782
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	3,026	2,964
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	5,520	5,214
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	5,320	5,014
Alternative LN Issuer LLC
5.60%, 11/15/2035 ‡	35,938	35,938
6.33%, 11/15/2035 ‡	7,969	7,969
6.82%, 11/15/2035 ‡	16,493	16,493
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	5,960	5,909
Series 2015-2, Class A, 4.00%, 9/22/2027	15,236	14,840
Series 2016-2, Class A, 3.65%, 6/15/2028	4,249	4,062
Series 2016-3, Class AA, 3.00%, 10/15/2028	6,999	6,711
Series 2017-2, Class A, 3.60%, 10/15/2029	6,938	6,578
Series 2021-1, Class B, 3.95%, 7/11/2030	8,819	8,451
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	12,926	13,079
American Homes 4 Rent Trust Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (b)	1,415	1,412
AMSR Trust
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	27,558
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	21,363
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	21,280
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (b)	12,065	11,547
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	11,900	11,297
Series 2024-SFR2, Class C, 4.15%, 11/17/2041 (b)	11,723	11,347
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	1,881	1,834
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	2,082	1,996
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	22,973	23,705
BAML RCAP Frn
8.00%, 10/25/2027 ‡	15,930	15,930
8.00%, 10/25/2027 ‡	19,920	19,920
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	52,846	53,195
7.80%, 10/25/2038 ‡	13,488	13,522
Bedrock ABS I LLC, 7.95%, 12/27/2037 ‡	23,161	23,899
BG Beta Ltd. (Cayman Islands), 6.28%, 7/16/2054 ‡	60,760	62,271
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	24,949	24,821
Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (b)	17,966	17,876
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (b)	13,567	13,535
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	52,756	51,209
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	20,106
Series 2024-4, Class D, 5.23%, 8/15/2030	23,845	24,095
Series 2025-2, Class D, 5.62%, 3/17/2031	10,805	11,025
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	4,575	4,468
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	7,140	6,709
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	43,169	42,646
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	30,662	30,830
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (b)	2,242	2,286
Series 2023-A, Class B, 6.31%, 11/15/2038 (b)	15,407	15,734
Caerus Uinta ABS LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (b)	12,976	13,218
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (b)	21,280	21,705
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	31

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	15,002	14,216
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,629	5,471
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,874	5,542
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	9,964	9,918
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (b)	16,476	17,126
Series 2023-N4, Class B, 6.46%, 2/11/2030 (b)	17,500	17,752
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (e)	32,971	32,088
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (e)	11,976	11,886
Chase Funding Trust
Series 2003-4, Class 1A5, 4.88%, 5/25/2033 (e)	416	410
Series 2003-6, Class 1A5, 4.83%, 11/25/2034 (e)	519	514
Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (e)	884	877
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,049
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	60,885	61,051
Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	41,825	42,575
Series 2024-A, Class B, 6.22%, 12/15/2032 (b)	6,990	7,167
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.41%, 6/25/2040 (b) (g)	1,269	84
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	3,370	3,278
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	5,359
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	2,924	2,911
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	9,160	9,244
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	43,105	43,170
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	50,000	51,071
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	34,970	35,088
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	5,100	5,170
Series 2023-2A, Class B, 6.61%, 7/15/2033 (b)	33,379	33,846
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	29,600	29,786
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	43,500	44,570
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	8,015	8,106
6.95%, 2/15/2034 ‡	65,094	65,693
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	35,480	35,871
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	12,000	12,228
8.30%, 6/15/2034 ‡	27,013	27,915
Series 2024-2A, Class B, 6.11%, 8/15/2034 (b)	40,000	41,237
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	19,100	19,368
Credit One Ltd., 6.47%, 2/25/2029 ‡ (b)	71,500	72,572
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,877
CVS Pass-Through Trust
6.94%, 1/10/2030	527	543
5.93%, 1/10/2034 (b)	3,487	3,550
Series 2014, 4.16%, 8/11/2036 (b)	940	887
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.19%, 3/25/2034 (g)	40	41
Series 2004-1, Class M2, 5.26%, 3/25/2034 (g)	3	3
Series 2004-1, Class 3A, 5.00%, 4/25/2034 (g)	220	208
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.34%, 10/25/2034 (g)	32	31
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (b)	21,000	21,132
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,552	4,297
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	43,466	43,805
Diversified ABS LLC
Series 2025-1A, Class A1, 5.95%, 2/28/2045 ‡ (b)	25,444	25,598
Series 2025-1A, Class A2, 6.75%, 2/28/2045 ‡ (b)	58,000	58,452
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	24,005	23,984
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	17,592	17,781
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	18,367	18,548
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	17,433	17,923
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	9,190	9,365
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (b)	6,845	6,879
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	46,500	47,535
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	15,550	15,824
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	9,358	9,600
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	10,000	10,149
Series 2022-2A, Class E, 6.45%, 5/15/2029 (b)	5,955	5,994
Series 2023-3A, Class D, 7.12%, 5/15/2029 (b)	13,224	13,753
Series 2023-1A, Class E, 10.39%, 1/15/2030 (b)	27,300	28,669
Energy Assets, 8.11%, 8/25/2044 ‡	20,305	20,747
EQV ABS Issuer LLC, 6.90%, 12/15/2040 ‡	23,971	24,141
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	2,431	2,436
Series 2023-2A, Class C, 5.75%, 7/17/2028	21,632	21,733
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	40,242
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,385
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,826
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,246
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,161
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	8,975
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,745
Series 2025-3A, Class D, 5.57%, 10/15/2031	25,900	26,419
Series 2025-4A, Class D, 5.23%, 1/15/2032	48,000	48,316
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (b)	5,804	5,887
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	13,998	14,152
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	5,077	5,099
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	5,503	5,549
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (b)	6,450	6,434
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (b)	11,250	11,223
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	57,000	56,607
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (b)	7,187	7,055
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (b)	7,000	6,845
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	14,400	14,000
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	15,500	15,082
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	36,486	36,088
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	50,000	48,897
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (b)	11,330	11,488
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (g)	56,650	55,589
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (g)	43,050	41,269
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (g)	61,030	58,398
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (g)	108,325	109,755
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	86,250	86,980
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (b)	40,000	40,639
Foundation Finance Trust
Series 2019-1A, Class C, 5.66%, 11/15/2034 (b)	18,930	18,921
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	24,772	25,884
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	67,500	68,782
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (g)	33	29
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	33

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (b)	1,084	1,084
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	19,357	19,510
Series 2023-3A, Class D, 6.44%, 5/15/2029 (b)	9,293	9,514
Series 2023-4A, Class C, 6.65%, 8/15/2029 (b)	19,000	19,327
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	21,900	22,305
Series 2025-3A, Class C, 4.69%, 5/15/2031 (b)	5,205	5,232
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (b)	14,049	14,173
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	16,136	13,898
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	43,273	43,132
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (b)	61,527	59,921
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (b)	6,889	6,340
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	1,989	1,834
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (b)	9,205	8,304
Goodleap, 6.63%, 7/15/2038 ‡ (b)	34,061	34,949
GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A, 5.35%, 10/20/2046 (b)	6,023	6,120
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (b)	7,047	7,155
Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	8,650	9,043
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	16,015	16,118
Grene Energy, 11.00%, 3/15/2026 ‡ (b)	4,697	4,378
Grene Energy Senio, 11.00%, 1/25/2026 ‡	2,557	2,093
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	6,325	5,983
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (b)	7,912	7,714
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

HERO Funding II (Cayman Islands), 3.75%, 9/21/2044 ‡	2,841	2,469
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	2,228	2,110
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (b)	677	649
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (b)	1,410	1,380
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	5,237	5,061
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	2,977	2,921
Series 2024-3A, Class C, 5.71%, 8/27/2040 (b)	6,396	6,482
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	5,501	5,521
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	52,016	50,213
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,355	9,025
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	40,571	37,860
Hornbeck Offshore Services LLC, 8.90%, 1/1/2044 ‡	46,825	46,825
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	13,897	14,003
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	22,630	21,740
Jonah, 7.80%, 11/10/2037 ‡ (b)	32,107	32,479
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	20,318	20,451
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (b)	40,349	40,660
Series 2025-1A, Class A1, 6.59%, 12/10/2040 ‡ (b)	55,050	55,783
5.91%, 1/10/2041 ‡ (h)	25,000	25,000
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (b) (g)	8	— (i)
Series 2014-1, Class A, IO, 1.69%, 10/25/2032 ‡ (b) (g)	3,819	93
Series 2012-4, Class A, IO, 1.02%, 9/25/2037 ‡ (b) (g)	5,775	85
Series 2012-2, Class A, IO, 1.05%, 8/25/2038 (b) (g)	4,450	80
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2013-2, Class A, IO, 1.70%, 3/25/2039 (b) (g)	3,692	102
Series 2012-6, Class A, IO, 0.68%, 5/25/2039 ‡ (b) (g)	4,444	49
Series 2014-2, Class A, IO, 3.23%, 4/25/2040 (b) (g)	696	45
Series 2015-2, Class A, IO, 3.17%, 7/25/2041 ‡ (b) (g)	1,879	185
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	4,144	4,062
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (b) (g)	852	844
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (b) (g)	132	130
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	11,204	10,663
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	9,193
LFT CRE Ltd. Series 2021-FL1, Class C, 6.43%, 6/15/2039 (b) (g)	29,810	29,657
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 5.19%, 2/25/2034 (g)	377	374
Series 2004-3, Class M1, 5.29%, 7/25/2034 (g)	181	180
LVNV Funding LLC, 7.25%, 10/15/2027 ‡ (b)	50,000	50,000
Mariner Finance Issuance Trust Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	11,311
Marlette Funding Trust Series 2023-2A, Class B, 6.54%, 6/15/2033 (b)	2,107	2,109
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	17,335	17,454
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	61,625	62,131
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	2,056	2,064
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	18,608	19,232
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (b)	10,525	10,589
MNR ABS Issuer I LLC
8.12%, 12/15/2038 ‡	21,026	21,440
8.95%, 12/15/2038 ‡	22,940	23,536
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.83%, 11/25/2033 (e)	592	587
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	10,091	10,027
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	14,163	13,785
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	4,908	4,914
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	4,258
Series 2023-3A, Class C, 6.74%, 8/20/2029 (b)	3,539	3,623
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	3,400	3,454
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	11,271
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	11,691	11,436
Series 2022-A, Class A, 5.05%, 6/9/2031 (b)	1,917	1,917
Series 2022-A, Class B, 5.25%, 6/9/2031 (b)	13,299	13,314
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	3,907	3,826
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	10,450	10,527
Series 2025-C, Class B, 4.93%, 7/8/2033 (b)	23,150	23,223
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	48,444	47,015
Series 2023-1, Class B, 3.60%, 10/25/2040 (b)	22,500	21,548
Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	8,000	7,559
Series 2023-1, Class D, 3.60%, 10/25/2040 (b)	22,177	20,780
Presidio Finance LLC Series 2023-1, Class A1, 7.81%, 12/25/2038 ‡ (b)	14,358	14,642
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	3,297	3,306
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (g)	25,543	25,568
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	54,341
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (b) (g)	15,640	14,672
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (g)	17,333	16,160
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,443	7,254
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	35

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	45,758
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	10,826
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	22,401
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	50,012
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	13,974
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	20,847
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (b) (g)	14,285	13,672
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	6,712	6,323
Purewest ABS Issuer LLC
Series 2025-1, Class A1, 5.69%, 4/5/2040 (b)	28,513	28,913
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	95,555	97,189
Raisa Funding LLC, 7.60%, 6/15/2038 ‡	10,538	10,705
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (b) (g)	1,826	1,824
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	96	23
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	2,645	2,480
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	14,910	15,043
Series 2024-2A, Class A, 5.33%, 11/20/2060 ‡ (b)	12,658	12,092
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	20,275	20,675
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (e)	117,514	117,391
RT Fin LLC, 7.85%, 10/15/2043 ‡	8,931	9,098
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	27,554	27,619
Series 2022-4, Class C, 5.00%, 11/15/2029	15,300	15,381
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,399
Series 2022-5, Class D, 5.67%, 12/16/2030	95,700	96,639
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	67,835
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,602
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,393
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	24,427
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-5, Class D, 5.14%, 2/17/2032	12,380	12,537
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (b)	11,735	11,542
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	21,850	22,401
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	6,540	6,771
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	51,537	52,253
Series 2023-1A, Class B, 6.37%, 5/20/2032 (b)	24,700	25,511
Series 2022-2A, Class D, 6.50%, 10/20/2032 (b)	19,930	19,977
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (e)	338	290
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (b)	9,356	9,407
Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	615	630
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	1,284	1,265
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	4,692	4,765
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	2,573	2,641
Series 2023-2A, Class B, 6.28%, 4/20/2040 (b)	6,027	6,199
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	14,479	14,581
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (b)	6,068	6,153
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	7	6
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	104	22
Terra ABS LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	11,892	12,184
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	22,948	24,171
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (b)	4,641	4,593
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (b)	11,000	10,887
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	25,750	25,903
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	5,835	5,815
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (b)	10,000	9,987
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	10,220	10,198
Series 2016-1, Class B, 3.65%, 1/7/2026	1,076	1,068
Series 2018-1, Class B, 4.60%, 3/1/2026	8,511	8,440
Series 2014-1, Class A, 4.00%, 4/11/2026	3,572	3,565
Series 2014-2, Class A, 3.75%, 9/3/2026	6,319	6,257
Series 2019-2, Class B, 3.50%, 5/1/2028	5,039	4,924
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,676	1,617
Series 2016-1, Class A, 3.45%, 7/7/2028	15,892	15,238
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,123	1,066
Series 2018-1, Class AA, 3.50%, 3/1/2030	9,121	8,722
Series 2018-1, Class A, 3.70%, 3/1/2030	5,273	4,949
Series 2019-1, Class AA, 4.15%, 8/25/2031	10,675	10,325
Series 2019-1, Class A, 4.55%, 8/25/2031	9,662	9,142
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,677	5,184
Series 2024-1, Class AA, 5.45%, 2/15/2037	27,093	27,760
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	28,773	29,622
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (b)	40,434	—
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (b)	9,140	9,302
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,554	105,177
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	2,908	2,907
VOLT CVI LLC Series 2021-NP12, Class A1, 5.73%, 12/26/2051 (b) (e)	8,758	8,749
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (e)	610	610
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (e)	2,541	2,540
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (e)	3,357	3,356
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (b)	27,000	27,312
Series 2025-1, Class D, 5.79%, 1/15/2036 (b)	5,860	5,949
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (b)	11,929	12,068
Series 2024-1A, Class A, 6.06%, 1/20/2038 (b)	17,537	17,785
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	9,162	9,295
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	14,569	14,517
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	70,490	71,639
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	12,352	12,650
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	18,890	19,325
Wolf Energy Asset Issuer LLC, 5.70%, 7/25/2050 ‡ (g)	40,431	40,431
Total Asset-Backed Securities (Cost $5,810,031)		5,837,027
Collateralized Mortgage Obligations — 4.6%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,619	1,662
Series 2005-1CB, Class 1A6, IF, IO, 2.66%, 3/25/2035 (g)	500	58
Series 2005-22T1, Class A2, IF, IO, 0.63%, 6/25/2035 (g)	3,262	234
Series 2005-20CB, Class 3A8, IF, IO, 0.31%, 7/25/2035 (g)	2,122	110
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	839	717
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	41	15
Series 2005-37T1, Class A2, IF, IO, 0.61%, 9/25/2035 (g)	10,683	767
Series 2005-54CB, Class 1A2, IF, IO, 0.41%, 11/25/2035 (g)	2,719	153
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	688	528
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	10	8
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	300	268
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (g)	1	1
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (g)	80,000	81,199
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	37

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (g)	231	67
Baml PIMCO Frn, 0.00%, 1/30/2026 ‡	12,764	12,764
Baml Pimco PIF (United Kingdom), 9.10%, 1/25/2026 ‡	211	211
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	7	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	73	51
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	58	56
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	105	94
Series 2005-7, Class 30, PO, 11/25/2035	63	66
Series 2005-8, Class 30, PO, 1/25/2036	24	16
Series 2006-1, Class X, PO, 1/25/2036	28	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 7.00%, 4/25/2033 (g)	12	12
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2027 ‡ (g)	5,962	5,962
Bear Stearns ARM Trust
Series 2003-2, Class A5, 6.25%, 1/25/2033 (b) (g)	339	337
Series 2003-7, Class 3A, 7.04%, 10/25/2033 (g)	11	11
Series 2004-2, Class 14A, 4.51%, 5/25/2034 (g)	165	153
Series 2006-1, Class A1, 6.53%, 2/25/2036 (g)	378	360
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (b)	11,548	11,419
BVRT LLC Series 2025-1, Class C, 4.34%, 5/10/2033 ‡ (b) (g)	15,300	14,519
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	10	7
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	20	15
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (b) (e)	37,151	37,499
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	93,000	94,600
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.23%, 6/25/2035 (g)	113	113
Series 2007-A2, Class 1A1, 6.91%, 6/25/2035 (g)	27	27
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-A1, Class 2A1, 5.90%, 2/25/2037 (g)	122	117
Series 2007-A1, Class 9A1, 6.32%, 2/25/2037 (g)	91	90
Series 2007-A1, Class 1A3, 6.51%, 2/25/2037 (g)	43	43
Series 2007-A1, Class 7A1, 6.87%, 2/25/2037 (g)	3	3
CHL Mortgage Pass-Through Trust
Series 2002-18, PO, 11/25/2032	29	23
Series 2004-3, Class A26, 5.50%, 4/25/2034	87	87
Series 2004-3, Class A4, 5.75%, 4/25/2034	59	59
Series 2004-HYB1, Class 2A, 5.20%, 5/20/2034 (g)	42	40
Series 2004-HYB3, Class 2A, 4.66%, 6/20/2034 (g)	154	145
Series 2004-7, Class 2A1, 5.41%, 6/25/2034 (g)	28	26
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	344	341
Series 2004-HYB6, Class A3, 5.64%, 11/20/2034 (g)	128	123
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	29
Series 2005-16, Class A23, 5.50%, 9/25/2035	39	24
Series 2005-22, Class 2A1, 5.15%, 11/25/2035 (g)	605	499
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	144	131
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (g)	109	111
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.02%, 9/25/2033 (b) (g)	170	170
Series 2004-UST1, Class A6, 6.22%, 8/25/2034 (g)	28	27
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (g)	916	898
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	8	5
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	5	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	31	29
Series 2005-1, Class 2A1A, 3.49%, 2/25/2035 (g)	116	103
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	287	287
Series 2005-5, Class 1A2, 4.38%, 8/25/2035 (g)	313	264
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 7.70%, 1/25/2043 (b) (g)	17,575	18,386
Series 2023-R06, Class 1M2, 7.05%, 7/25/2043 (b) (g)	9,750	10,074
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (g)	280	288
Series 2003-AR15, Class 3A1, 6.81%, 6/25/2033 (g)	27	28
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	126	127
Series 2003-23, Class 1P, PO, 10/25/2033	178	131
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	126	128
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	359	367
Series 2005-9, Class AP, PO, 10/25/2035	25	19
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	688	102
Series 2005-10, Class AP, PO, 11/25/2035	33	23
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	3,508	3,834
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (g)	26	25
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	1,475	1,475
FARM Mortgage Trust
Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (g)	24,807	20,672
Series 2024-2, Class A, 5.19%, 8/1/2054 (b) (g)	50,979	50,204
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	12,879	11,678
Series 2017-4, Class M60C, 3.50%, 6/25/2057	8,005	7,417
Series 2017-4, Class MT, 3.50%, 6/25/2057	24,923	22,736
Series 2018-4, Class MA, 3.50%, 3/25/2058	24,604	23,905
Series 2018-4, Class MZ, 3.50%, 3/25/2058	15,237	11,218
Series 2019-1, Class MT, 3.50%, 7/25/2058	33,551	29,865
Series 2019-1, Class M55D, 4.00%, 7/25/2058	17,915	16,833
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-2, Class MA, 3.50%, 8/26/2058	12,348	11,925
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,490	21,738
Series 2019-4, Class MA, 3.00%, 2/25/2059	31,236	29,072
Series 2020-1, Class M55G, 3.00%, 8/25/2059	28,634	25,821
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,448	13,860
Series 2020-3, Class MT, 2.00%, 5/25/2060	42,208	33,659
Series 2020-3, Class MTU, 2.50%, 5/25/2060	38,471	31,751
Series 2022-1, Class MTU, 3.25%, 11/25/2061	84,153	72,629
Series 2023-1, Class MT, 3.00%, 10/25/2062	53,707	45,104
Series 2024-2, Class MT, 3.50%, 5/25/2064	83,059	71,822
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	849	901
Series R007, Class ZA, 6.00%, 5/15/2036	1,123	1,177
FHLMC, REMIC
Series 3051, Class DP, IF, 8.42%, 10/15/2025 (g)	—	—
Series 3793, Class AB, 3.50%, 1/15/2026	46	46
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	1	1
Series 1899, Class ZE, 8.00%, 9/15/2026	4	4
Series 1927, Class ZA, 6.50%, 1/15/2027	2	2
Series 1927, Class PH, 7.50%, 1/15/2027	10	10
Series 1963, Class Z, 7.50%, 1/15/2027	4	4
Series 1935, Class FL, 5.16%, 2/15/2027 (g)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	4	4
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	8	8
Series 2019, Class Z, 6.50%, 12/15/2027	9	9
Series 2038, Class PN, IO, 7.00%, 3/15/2028	11	1
Series 2040, Class PE, 7.50%, 3/15/2028	27	27
Series 2054, Class PV, 7.50%, 5/15/2028	8	8
Series 2063, Class PG, 6.50%, 6/15/2028	14	15
Series 2064, Class TE, 7.00%, 6/15/2028	1	1
Series 2070, Class C, 6.00%, 7/15/2028	16	16
Series 2075, Class PM, 6.25%, 8/15/2028	44	45
Series 2075, Class PH, 6.50%, 8/15/2028	41	42
Series 2086, Class GB, 6.00%, 9/15/2028	5	5
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	18	1
Series 2095, Class PE, 6.00%, 11/15/2028	36	36
Series 2106, Class ZD, 6.00%, 12/15/2028	85	87
Series 2388, Class FB, 5.06%, 1/15/2029 (g)	18	18
Series 2110, Class PG, 6.00%, 1/15/2029	93	94
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	39

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2125, Class JZ, 6.00%, 2/15/2029	26	27
Series 2126, Class CB, 6.25%, 2/15/2029	63	64
Series 2132, Class SB, IF, 11.22%, 3/15/2029 (g)	3	3
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2169, Class TB, 7.00%, 6/15/2029	81	83
Series 2163, Class PC, IO, 7.50%, 6/15/2029	6	—
Series 2172, Class QC, 7.00%, 7/15/2029	57	59
Series 2176, Class OJ, 7.00%, 8/15/2029	32	32
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	11	12
Series 2204, Class GB, 8.00%, 12/20/2029 (g)	2	—
Series 2208, Class PG, 7.00%, 1/15/2030	63	65
Series 2209, Class TC, 8.00%, 1/15/2030	14	14
Series 2210, Class Z, 8.00%, 1/15/2030	60	63
Series 2224, Class CB, 8.00%, 3/15/2030	15	15
Series 3654, Class DC, 5.00%, 4/15/2030	2,182	2,212
Series 2230, Class Z, 8.00%, 4/15/2030	16	16
Series 2234, Class PZ, 7.50%, 5/15/2030	16	17
Series 2247, Class Z, 7.50%, 8/15/2030	19	19
Series 2256, Class MC, 7.25%, 9/15/2030	24	25
Series 2259, Class ZM, 7.00%, 10/15/2030	55	57
Series 2262, Class Z, 7.50%, 10/15/2030	4	4
Series 2271, Class PC, 7.25%, 12/15/2030	51	53
Series 2296, Class PD, 7.00%, 3/15/2031	33	34
Series 2313, Class LA, 6.50%, 5/15/2031	6	6
Series 2325, Class PM, 7.00%, 6/15/2031	18	19
Series 2359, Class ZB, 8.50%, 6/15/2031	56	60
Series 2332, Class ZH, 7.00%, 7/15/2031	63	66
Series 2344, Class ZD, 6.50%, 8/15/2031	364	380
Series 2344, Class ZJ, 6.50%, 8/15/2031	55	57
Series 2345, Class NE, 6.50%, 8/15/2031	40	42
Series 2351, Class PZ, 6.50%, 8/15/2031	31	32
Series 2367, Class ME, 6.50%, 10/15/2031	42	44
Series 2399, Class OH, 6.50%, 1/15/2032	47	49
Series 2399, Class TH, 6.50%, 1/15/2032	56	59
Series 2475, Class S, IF, IO, 3.54%, 2/15/2032 (g)	162	17
Series 2410, Class QX, IF, IO, 4.19%, 2/15/2032 (g)	24	2
Series 2418, Class FO, 5.36%, 2/15/2032 (g)	47	47
Series 2410, Class NG, 6.50%, 2/15/2032	62	65
Series 2420, Class XK, 6.50%, 2/15/2032	90	94
Series 2412, Class SP, IF, 7.19%, 2/15/2032 (g)	84	92
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2410, Class QS, IF, 7.91%, 2/15/2032 (g)	86	93
Series 2444, Class ES, IF, IO, 3.49%, 3/15/2032 (g)	62	6
Series 2450, Class SW, IF, IO, 3.54%, 3/15/2032 (g)	40	4
Series 2423, Class TB, 6.50%, 3/15/2032	54	56
Series 2430, Class WF, 6.50%, 3/15/2032	98	103
Series 2423, Class MC, 7.00%, 3/15/2032	54	56
Series 2423, Class MT, 7.00%, 3/15/2032	62	65
Series 2434, Class ZA, 6.50%, 4/15/2032	133	134
Series 2435, Class CJ, 6.50%, 4/15/2032	130	137
Series 2441, Class GF, 6.50%, 4/15/2032	24	25
Series 2434, Class TC, 7.00%, 4/15/2032	126	132
Series 2436, Class MC, 7.00%, 4/15/2032	21	22
Series 2455, Class GK, 6.50%, 5/15/2032	81	85
Series 2450, Class GZ, 7.00%, 5/15/2032	77	81
Series 2458, Class ZM, 6.50%, 6/15/2032	39	39
Series 2466, Class DH, 6.50%, 6/15/2032	27	28
Series 2466, Class PH, 6.50%, 6/15/2032	100	105
Series 2474, Class NR, 6.50%, 7/15/2032	90	93
Series 2484, Class LZ, 6.50%, 7/15/2032	111	116
Series 3393, Class JO, PO, 9/15/2032	265	240
Series 2500, Class MC, 6.00%, 9/15/2032	73	76
Series 2835, Class QO, PO, 12/15/2032	13	12
Series 2571, Class FY, 5.21%, 12/15/2032 (g)	103	103
Series 2543, Class YX, 6.00%, 12/15/2032	210	219
Series 2544, Class HC, 6.00%, 12/15/2032	86	89
Series 2571, Class SY, IF, 7.90%, 12/15/2032 (g)	61	66
Series 2552, Class ME, 6.00%, 1/15/2033	148	154
Series 2567, Class QD, 6.00%, 2/15/2033	137	143
Series 2575, Class ME, 6.00%, 2/15/2033	597	623
Series 2596, Class QG, 6.00%, 3/15/2033	78	81
Series 2586, Class WI, IO, 6.50%, 3/15/2033	49	7
Series 2631, Class SA, IF, 6.68%, 6/15/2033 (g)	179	188
Series 2692, Class SC, IF, 4.37%, 7/15/2033 (g)	81	86
Series 2642, Class SL, IF, 4.57%, 7/15/2033 (g)	4	4
Series 2653, Class PZ, 5.00%, 7/15/2033	703	717
Series 4238, Class WY, 3.00%, 8/15/2033	1,408	1,359
Series 2671, Class S, IF, 6.59%, 9/15/2033 (g)	49	54
Series 2733, Class SB, IF, 4.00%, 10/15/2033 (g)	1,304	1,287
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2780, Class SY, IF, 6.69%, 11/15/2033 (g)	30	34
Series 2722, Class PF, 5.06%, 12/15/2033 (g)	427	428
Series 3920, Class LP, 5.00%, 1/15/2034	670	686
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 2802, Class OH, 6.00%, 5/15/2034	109	112
Series 3611, PO, 7/15/2034	293	261
Series 3305, Class MG, IF, 6.68%, 7/15/2034 (g)	116	118
Series 2990, Class GO, PO, 2/15/2035	95	83
Series 2929, Class MS, IF, 8.55%, 2/15/2035 (g)	114	121
Series 2968, Class EH, 6.00%, 4/15/2035	2,588	2,678
Series 2981, Class FA, 4.86%, 5/15/2035 (g)	128	127
Series 2988, Class AF, 4.76%, 6/15/2035 (g)	248	245
Series 2990, Class WP, IF, 5.53%, 6/15/2035 (g)	2	2
Series 3014, Class OD, PO, 8/15/2035	23	20
Series 3085, Class WF, 5.26%, 8/15/2035 (g)	145	146
Series 3029, Class SO, PO, 9/15/2035	71	66
Series 3064, Class SG, IF, 5.14%, 11/15/2035 (g)	94	101
Series 3101, Class UZ, 6.00%, 1/15/2036	331	351
Series 3102, Class HS, IF, 8.22%, 1/15/2036 (g)	10	11
Series 3117, Class AO, PO, 2/15/2036	106	98
Series 3117, Class EO, PO, 2/15/2036	74	66
Series 3117, Class OG, PO, 2/15/2036	34	30
Series 3117, Class OK, PO, 2/15/2036	69	60
Series 3122, Class OH, PO, 3/15/2036	66	57
Series 3122, Class OP, PO, 3/15/2036	61	56
Series 3134, PO, 3/15/2036	19	15
Series 3122, Class ZB, 6.00%, 3/15/2036	31	33
Series 3138, PO, 4/15/2036	107	94
Series 3147, PO, 4/15/2036	125	114
Series 3607, Class AO, PO, 4/15/2036	186	160
Series 3607, Class BO, PO, 4/15/2036	341	299
Series 3137, Class XP, 6.00%, 4/15/2036	260	276
Series 3219, Class DI, IO, 6.00%, 4/15/2036	180	30
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,843	1,955
Series 3149, Class SO, PO, 5/15/2036	64	51
Series 3151, PO, 5/15/2036	120	102
Series 3153, Class EO, PO, 5/15/2036	143	124
Series 3233, Class OP, PO, 5/15/2036	27	22
Series 3171, Class MO, PO, 6/15/2036	159	144
Series 3164, Class MG, 6.00%, 6/15/2036	45	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3523, Class SD, IF, 7.41%, 6/15/2036 (g)	73	75
Series 3179, Class OA, PO, 7/15/2036	65	56
Series 3194, Class SA, IF, IO, 2.64%, 7/15/2036 (g)	37	4
Series 3181, Class AZ, 6.50%, 7/15/2036	213	225
Series 3195, Class PD, 6.50%, 7/15/2036	136	141
Series 3200, PO, 8/15/2036	110	94
Series 3202, Class HI, IF, IO, 2.19%, 8/15/2036 (g)	1,409	134
Series 3200, Class AY, 5.50%, 8/15/2036	458	474
Series 3645, Class KZ, 5.50%, 8/15/2036	163	172
Series 3213, Class OA, PO, 9/15/2036	64	57
Series 3218, Class AO, PO, 9/15/2036	49	40
Series 3225, Class EO, PO, 10/15/2036	123	100
Series 3232, Class ST, IF, IO, 2.24%, 10/15/2036 (g)	219	17
Series 3704, Class DT, 7.50%, 11/15/2036	1,473	1,587
Series 3256, PO, 12/15/2036	64	54
Series 3704, Class CT, 7.00%, 12/15/2036	3,306	3,536
Series 3704, Class ET, 7.50%, 12/15/2036	1,335	1,473
Series 3261, Class OA, PO, 1/15/2037	68	58
Series 3260, Class CS, IF, IO, 1.68%, 1/15/2037 (g)	113	11
Series 3274, Class JO, PO, 2/15/2037	21	18
Series 3510, Class OD, PO, 2/15/2037	148	130
Series 3275, Class FL, 4.90%, 2/15/2037 (g)	96	95
Series 3274, Class B, 6.00%, 2/15/2037	170	178
Series 3286, PO, 3/15/2037	6	6
Series 3290, Class SB, IF, IO, 1.99%, 3/15/2037 (g)	215	18
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (g)	59	65
Series 3373, Class TO, PO, 4/15/2037	68	59
Series 3302, Class UT, 6.00%, 4/15/2037	183	195
Series 3316, PO, 5/15/2037	118	99
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	675	561
Series 3315, Class HZ, 6.00%, 5/15/2037	133	141
Series 3326, Class JO, PO, 6/15/2037	13	11
Series 3331, PO, 6/15/2037	68	58
Series 3607, Class OP, PO, 7/15/2037	652	556
Series 4032, Class TO, PO, 7/15/2037	909	770
Series 3344, Class SL, IF, IO, 2.14%, 7/15/2037 (g)	131	12
Series 4048, Class FJ, 4.83%, 7/15/2037 (g)	1,464	1,446
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	41

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3365, PO, 9/15/2037	98	83
Series 3371, Class FA, 5.06%, 9/15/2037 (g)	52	52
Series 3387, Class SA, IF, IO, 1.96%, 11/15/2037 (g)	877	72
Series 3383, Class SA, IF, IO, 1.99%, 11/15/2037 (g)	436	34
Series 3404, Class SC, IF, IO, 1.54%, 1/15/2038 (g)	937	88
Series 3422, Class SE, IF, 6.31%, 2/15/2038 (g)	45	48
Series 3423, Class PB, 5.50%, 3/15/2038	811	849
Series 3424, Class PI, IF, IO, 2.34%, 4/15/2038 (g)	478	50
Series 3453, Class B, 5.50%, 5/15/2038	72	74
Series 3455, Class SE, IF, IO, 1.74%, 6/15/2038 (g)	460	52
Series 3461, Class LZ, 6.00%, 6/15/2038	52	54
Series 3461, Class Z, 6.00%, 6/15/2038	1,014	1,068
Series 3481, Class SJ, IF, IO, 1.39%, 8/15/2038 (g)	590	53
Series 3895, Class WA, 5.62%, 10/15/2038 (g)	238	249
Series 3501, Class CB, 5.50%, 1/15/2039	488	507
Series 3511, Class SA, IF, IO, 1.54%, 2/15/2039 (g)	261	21
Series 3546, Class A, 6.25%, 2/15/2039 (g)	181	184
Series 3531, Class SM, IF, IO, 1.64%, 5/15/2039 (g)	43	3
Series 3531, Class SA, IF, IO, 1.84%, 5/15/2039 (g)	363	33
Series 3549, Class FA, 5.66%, 7/15/2039 (g)	41	42
Series 3607, Class TO, PO, 10/15/2039	339	287
Series 3608, Class SC, IF, IO, 1.79%, 12/15/2039 (g)	226	20
Series 3621, Class BO, PO, 1/15/2040	311	270
Series 3802, Class LS, IF, IO, 2.07%, 1/15/2040 (g)	1,365	121
Series 3632, Class BS, IF, 2.64%, 2/15/2040 (g)	783	781
Series 3740, Class SB, IF, IO, 1.54%, 10/15/2040 (g)	704	63
Series 3740, Class SC, IF, IO, 1.54%, 10/15/2040 (g)	765	85
Series 3779, Class GZ, 4.50%, 12/15/2040	5,570	5,556
Series 3779, Class Z, 4.50%, 12/15/2040	14,958	14,883
Series 3860, Class PZ, 5.00%, 5/15/2041	8,844	8,957
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (g)	514	493
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	1,330	1,342
Series 4048, Class FB, 4.86%, 10/15/2041 (g)	1,155	1,150
Series 3957, Class B, 4.00%, 11/15/2041	859	841
Series 3966, Class NA, 4.00%, 12/15/2041	775	758
Series 4012, Class FN, 4.96%, 3/15/2042 (g)	2,418	2,397
Series 4077, Class FB, 4.96%, 7/15/2042 (g)	1,125	1,111
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,590
Series 4257, Class DZ, 2.50%, 10/15/2043	6,580	5,750
Series 3688, Class GT, 7.49%, 11/15/2046 (g)	1,547	1,655
Series 4809, Class ZM, 4.00%, 7/15/2048	19,496	18,507
Series 4837, Class ZB, 4.00%, 10/15/2048	6,543	6,195
Series 5008, Class LB, 1.50%, 8/25/2050	19,239	15,073
Series 5190, Class PH, 2.50%, 2/25/2052	17,877	16,500
Series 5354, PO, 10/25/2053	6,755	5,164
FHLMC, STRIPS
Series 197, PO, 4/1/2028	60	57
Series 233, Class 11, IO, 5.00%, 9/15/2035	333	54
Series 233, Class 12, IO, 5.00%, 9/15/2035	281	39
Series 233, Class 13, IO, 5.00%, 9/15/2035	522	77
Series 239, Class S30, IF, IO, 3.24%, 8/15/2036 (g)	1,037	132
Series 262, Class 35, 3.50%, 7/15/2042	11,290	10,634
Series 264, Class F1, 5.01%, 7/15/2042 (g)	4,461	4,415
Series 270, Class F1, 4.96%, 8/15/2042 (g)	1,520	1,500
Series 299, Class 300, 3.00%, 1/15/2043	786	723
Series 310, PO, 9/15/2043	2,651	2,042
Series 406, PO, 10/25/2053	47,432	39,433
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.43%, 7/25/2032 (g)	263	242
Series T-48, Class 1A, 4.35%, 7/25/2033 (g)	746	722
Series T-76, Class 2A, 2.23%, 10/25/2037 (g)	4,729	4,302
Series T-42, Class A5, 7.50%, 2/25/2042	1,057	1,130
Series T-51, Class 2A, 7.50%, 8/25/2042 (g)	224	232
Series T-54, Class 2A, 6.50%, 2/25/2043	1,329	1,330
Series T-54, Class 3A, 7.00%, 2/25/2043	426	441
Series T-56, Class A5, 5.23%, 5/25/2043	2,776	2,638
Series T-57, Class 1AP, PO, 7/25/2043	88	70
Series T-57, Class 1A3, 7.50%, 7/25/2043	249	269
Series T-58, Class A, PO, 9/25/2043	89	62
Series T-58, Class 4A, 7.50%, 9/25/2043	1,337	1,390
Series T-59, Class 1AP, PO, 10/25/2043	104	52
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,266	1,330
Series T-62, Class 1A1, 5.42%, 10/25/2044 (g)	1,364	1,251
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	413	186
Series 2007-FA4, Class 1A2, IF, IO, 1.21%, 8/25/2037 (g)	4,451	375
FNMA REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	163	144
Series 2007-42, Class AO, PO, 5/25/2037	8	7
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	773	808
Series 2003-W8, Class 3F1, 4.86%, 5/25/2042 (g)	102	102
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	219	222
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	371	387
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,239	1,234
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	438	449
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	477	490
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	102	106
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	84	86
Series 2004-W15, Class 2AF, 4.71%, 8/25/2044 (g)	330	327
Series 2005-W3, Class 2AF, 4.68%, 3/25/2045 (g)	2,714	2,691
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	136	139
Series 2006-W2, Class 2A, 5.54%, 11/25/2045 (g)	403	412
Series 2006-W2, Class 1AF1, 4.68%, 2/25/2046 (g)	1,188	1,173
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,697	83,813
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (g)	208	215
Series 2001-T3, Class A1, 7.50%, 11/25/2040	363	369
Series 2002-T4, Class A1, 6.50%, 12/25/2041	4,278	4,406
Series 2002-T16, Class A2, 7.00%, 7/25/2042	511	537
Series 2004-T2, Class 2A, 5.37%, 7/25/2043 (g)	266	271
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	639	647
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	67	69
Series 2004-T3, Class PT1, 9.21%, 1/25/2044 (g)	92	97
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,253	1,283
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	519	536
FNMA, REMIC
Series 2006-94, Class GK, IF, 10.94%, 10/25/2026 (g)	4	4
Series 1996-48, Class Z, 7.00%, 11/25/2026	1	1
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	5	5
Series 1997-32, Class PG, 6.50%, 4/25/2027	1	1
Series 1997-39, Class PD, 7.50%, 5/20/2027	16	16
Series 1997-42, Class ZC, 6.50%, 7/18/2027	—	—
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	6	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	9	9
Series 2008-55, Class S, IF, IO, 3.14%, 7/25/2028 (g)	183	6
Series 2009-11, Class NB, 5.00%, 3/25/2029	2	2
Series 1999-18, Class Z, 5.50%, 4/18/2029	1	1
Series 1999-17, Class C, 6.35%, 4/25/2029	6	6
Series 1999-62, Class PB, 7.50%, 12/18/2029	7	7
Series 2000-2, Class ZE, 7.50%, 2/25/2030	46	47
Series 2000-52, IO, 8.50%, 1/25/2031	5	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	5	5
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,764	1,733
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	71	8
Series 2001-30, Class PM, 7.00%, 7/25/2031	33	34
Series 2001-36, Class DE, 7.00%, 8/25/2031	76	79
Series 2001-49, Class Z, 6.50%, 9/25/2031	21	21
Series 2001-44, Class MY, 7.00%, 9/25/2031	96	100
Series 2001-44, Class PD, 7.00%, 9/25/2031	13	13
Series 2001-44, Class PU, 7.00%, 9/25/2031	15	15
Series 2001-60, Class QS, IF, 8.88%, 9/25/2031 (g)	42	49
Series 2001-52, Class KB, 6.50%, 10/25/2031	15	15
Series 2003-52, Class SX, IF, 9.56%, 10/25/2031 (g)	27	32
Series 2001-60, Class PX, 6.00%, 11/25/2031	117	121
Series 2004-74, Class SW, IF, 6.59%, 11/25/2031 (g)	40	45
Series 2001-61, Class Z, 7.00%, 11/25/2031	130	135
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	43

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-72, Class SX, IF, 7.07%, 12/25/2031 (g)	2	2
Series 2001-81, Class LO, PO, 1/25/2032	3	3
Series 2002-1, Class SA, IF, 10.68%, 2/25/2032 (g)	12	14
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	68	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (g)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	4	3
Series 2002-15, Class ZA, 6.00%, 4/25/2032	307	318
Series 2002-21, Class PE, 6.50%, 4/25/2032	53	55
Series 2002-28, Class PK, 6.50%, 5/25/2032	109	114
Series 2002-37, Class Z, 6.50%, 6/25/2032	50	52
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	130	8
Series 2002-48, Class GH, 6.50%, 8/25/2032	124	130
Series 2002-71, Class AP, 5.00%, 11/25/2032	16	16
Series 2011-39, Class ZA, 6.00%, 11/25/2032	962	1,002
Series 2004-61, Class SH, IF, 6.15%, 11/25/2032 (g)	14	15
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	39	40
Series 2004-59, Class BG, PO, 12/25/2032	25	23
Series 2002-78, Class Z, 5.50%, 12/25/2032	296	306
Series 2002-77, Class S, IF, 6.30%, 12/25/2032 (g)	21	22
Series 2003-9, Class NZ, 6.50%, 2/25/2033	57	60
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	17	—
Series 2003-22, Class UD, 4.00%, 4/25/2033	548	542
Series 2003-35, Class EA, PO, 5/25/2033	17	15
Series 2003-42, Class GB, 4.00%, 5/25/2033	46	45
Series 2003-34, Class AX, 6.00%, 5/25/2033	83	86
Series 2003-34, Class ED, 6.00%, 5/25/2033	374	389
Series 2003-34, Class GE, 6.00%, 5/25/2033	232	243
Series 2003-39, IO, 6.00%, 5/25/2033 (g)	22	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	206	28
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	415	29
Series 2003-47, Class PE, 5.75%, 6/25/2033	159	166
Series 2003-64, Class SX, IF, 2.60%, 7/25/2033 (g)	56	55
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 1.52%, 8/25/2033 (g)	295	279
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-74, Class SH, IF, 2.14%, 8/25/2033 (g)	44	40
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	647	78
Series 2003-73, Class HC, 5.50%, 8/25/2033	246	256
Series 2003-91, Class SD, IF, 5.06%, 9/25/2033 (g)	37	38
Series 2013-100, Class WB, 3.00%, 10/25/2033	4,306	4,163
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,821	1,891
Series 2003-116, Class SB, IF, IO, 3.14%, 11/25/2033 (g)	242	22
Series 2006-44, Class P, PO, 12/25/2033	249	218
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,480	1,548
Series 2003-130, Class SX, IF, 4.83%, 1/25/2034 (g)	3	3
Series 2004-87, Class F, 5.21%, 1/25/2034 (g)	326	328
Series 2004-46, Class EP, PO, 3/25/2034	32	32
Series 2004-28, Class PF, 4.86%, 3/25/2034 (g)	30	30
Series 2004-17, Class H, 5.50%, 4/25/2034	620	645
Series 2004-25, Class SA, IF, 7.25%, 4/25/2034 (g)	74	81
Series 2004-46, Class SK, IF, 4.23%, 5/25/2034 (g)	18	19
Series 2004-36, Class FA, 4.86%, 5/25/2034 (g)	492	490
Series 2004-46, Class QB, IF, 6.15%, 5/25/2034 (g)	47	50
Series 2004-36, Class SA, IF, 7.25%, 5/25/2034 (g)	210	234
Series 2004-51, Class SY, IF, 5.31%, 7/25/2034 (g)	35	36
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,157	1,205
Series 2005-25, Class PF, 4.81%, 4/25/2035 (g)	282	280
Series 2005-42, Class PS, IF, 5.84%, 5/25/2035 (g)	6	6
Series 2005-59, Class SU, IF, 3.19%, 6/25/2035 (g)	87	94
Series 2005-56, Class S, IF, IO, 2.25%, 7/25/2035 (g)	179	15
Series 2005-66, Class SG, IF, 6.22%, 7/25/2035 (g)	87	95
Series 2005-68, Class PG, 5.50%, 8/25/2035	195	197
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,118	2,211
Series 2005-73, Class PS, IF, 5.54%, 8/25/2035 (g)	72	74
Series 2005-72, Class SB, IF, 5.72%, 8/25/2035 (g)	40	42
Series 2005-75, Class SV, IF, 6.35%, 9/25/2035 (g)	12	14
Series 2010-39, Class OT, PO, 10/25/2035	58	50
Series 2005-90, Class ES, IF, 5.72%, 10/25/2035 (g)	68	72
Series 2005-84, Class XM, 5.75%, 10/25/2035	126	130
Series 2005-106, Class US, IF, 8.20%, 11/25/2035 (g)	202	213
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,397	1,464
Series 2005-109, Class PC, 6.00%, 12/25/2035	16	16
Series 2006-16, Class OA, PO, 3/25/2036	39	35
Series 2006-8, Class WQ, PO, 3/25/2036	529	440
Series 2006-8, Class WN, IF, IO, 2.24%, 3/25/2036 (g)	1,938	190
Series 2006-12, Class BZ, 5.50%, 3/25/2036	535	558
Series 2006-16, Class HZ, 5.50%, 3/25/2036	134	140
Series 2006-8, Class JZ, 5.50%, 3/25/2036	669	697
Series 2006-11, Class PS, IF, 8.20%, 3/25/2036 (g)	54	64
Series 2006-22, Class AO, PO, 4/25/2036	146	130
Series 2006-23, Class KO, PO, 4/25/2036	36	33
Series 2006-27, Class OH, PO, 4/25/2036	61	54
Series 2006-23, Class FK, 4.71%, 4/25/2036 (g)	320	316
Series 2006-33, Class LS, IF, 10.07%, 5/25/2036 (g)	47	58
Series 2006-43, PO, 6/25/2036	47	42
Series 2006-43, Class DO, PO, 6/25/2036	138	121
Series 2006-44, Class GO, PO, 6/25/2036	88	78
Series 2006-50, Class JO, PO, 6/25/2036	294	254
Series 2006-50, Class PS, PO, 6/25/2036	368	331
Series 2006-53, Class US, IF, IO, 2.12%, 6/25/2036 (g)	358	29
Series 2006-46, Class FW, 4.86%, 6/25/2036 (g)	92	92
Series 2006-46, Class SW, IF, 7.84%, 6/25/2036 (g)	15	16
Series 2006-58, PO, 7/25/2036	55	48
Series 2006-58, Class AP, PO, 7/25/2036	30	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-65, Class QO, PO, 7/25/2036	101	87
Series 2006-58, Class IG, IF, IO, 2.06%, 7/25/2036 (g)	95	8
Series 2006-56, Class FC, 4.75%, 7/25/2036 (g)	739	735
Series 2006-58, Class FL, 4.92%, 7/25/2036 (g)	88	88
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,169	1,238
Series 2006-63, Class ZH, 6.50%, 7/25/2036	530	569
Series 2011-19, Class ZY, 6.50%, 7/25/2036	703	754
Series 2006-60, Class AK, IF, 10.95%, 7/25/2036 (g)	55	62
Series 2006-62, Class PS, IF, 13.12%, 7/25/2036 (g)	38	54
Series 2006-72, Class TO, PO, 8/25/2036	31	26
Series 2006-79, Class DO, PO, 8/25/2036	69	59
Series 2006-79, Class OP, PO, 8/25/2036	111	92
Series 2007-7, Class SG, IF, IO, 2.04%, 8/25/2036 (g)	810	91
Series 2006-79, Class DF, 4.81%, 8/25/2036 (g)	293	291
Series 2006-77, Class PC, 6.50%, 8/25/2036	167	172
Series 2006-78, Class BZ, 6.50%, 8/25/2036	72	77
Series 2006-86, Class OB, PO, 9/25/2036	111	95
Series 2006-90, Class AO, PO, 9/25/2036	53	48
Series 2008-42, Class AO, PO, 9/25/2036	45	39
Series 2006-85, Class MZ, 6.50%, 9/25/2036	24	26
Series 2009-19, Class PW, 4.50%, 10/25/2036	465	467
Series 2006-95, Class SG, IF, 8.35%, 10/25/2036 (g)	57	70
Series 2006-109, PO, 11/25/2036	33	29
Series 2006-110, PO, 11/25/2036	155	134
Series 2006-111, Class EO, PO, 11/25/2036	87	71
Series 2006-115, Class OK, PO, 12/25/2036	86	70
Series 2006-119, PO, 12/25/2036	47	42
Series 2006-117, Class GS, IF, IO, 2.19%, 12/25/2036 (g)	393	39
Series 2006-118, Class A1, 4.52%, 12/25/2036 (g)	177	173
Series 2006-118, Class A2, 4.52%, 12/25/2036 (g)	758	745
Series 2006-115, Class ES, IF, 8.71%, 12/25/2036 (g)	7	8
Series 2006-128, PO, 1/25/2037	99	85
Series 2009-70, Class CO, PO, 1/25/2037	286	237
Series 2006-128, Class BP, 5.50%, 1/25/2037	16	16
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	45

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-10, Class FD, 4.71%, 2/25/2037 (g)	108	107
Series 2007-1, Class SD, IF, 12.22%, 2/25/2037 (g)	73	124
Series 2007-14, Class OP, PO, 3/25/2037	74	65
Series 2007-22, Class SC, IF, IO, 1.62%, 3/25/2037 (g)	3	—
Series 2007-14, Class ES, IF, IO, 1.98%, 3/25/2037 (g)	614	66
Series 2007-77, Class FG, 4.96%, 3/25/2037 (g)	171	171
Series 2009-63, Class P, 5.00%, 3/25/2037	10	10
Series 2007-16, Class FC, 5.21%, 3/25/2037 (g)	114	114
Series 2007-18, Class MZ, 6.00%, 3/25/2037	209	221
Series 2007-28, Class EO, PO, 4/25/2037	226	195
Series 2007-35, Class SI, IF, IO, 1.64%, 4/25/2037 (g)	227	12
Series 2007-29, Class SG, IF, 7.79%, 4/25/2037 (g)	133	156
Series 2007-43, Class FL, 4.76%, 5/25/2037 (g)	141	139
Series 2007-42, Class B, 6.00%, 5/25/2037	381	397
Series 2007-92, Class YS, IF, IO, 1.32%, 6/25/2037 (g)	116	9
Series 2007-53, Class SH, IF, IO, 1.64%, 6/25/2037 (g)	474	39
Series 2007-54, Class WI, IF, IO, 1.64%, 6/25/2037 (g)	127	12
Series 2007-98, Class FB, 4.91%, 6/25/2037 (g)	67	66
Series 2007-92, Class YA, 6.50%, 6/25/2037	69	73
Series 2007-67, PO, 7/25/2037	174	154
Series 2007-72, Class EK, IF, IO, 1.94%, 7/25/2037 (g)	1,208	134
Series 2007-65, Class KI, IF, IO, 2.16%, 7/25/2037 (g)	445	46
Series 2007-60, Class AX, IF, IO, 2.69%, 7/25/2037 (g)	1,808	252
Series 2007-97, Class FC, 4.96%, 7/25/2037 (g)	109	108
Series 2007-62, Class SE, IF, 5.34%, 7/25/2037 (g)	97	103
Series 2007-70, Class Z, 5.50%, 7/25/2037	431	453
Series 2007-76, Class AZ, 5.50%, 8/25/2037	52	52
Series 2007-76, Class ZG, 6.00%, 8/25/2037	109	112
Series 2007-78, Class CB, 6.00%, 8/25/2037	50	53
Series 2007-78, Class PE, 6.00%, 8/25/2037	98	102
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-81, Class GE, 6.00%, 8/25/2037	190	201
Series 2007-79, Class SB, IF, 7.65%, 8/25/2037 (g)	137	162
Series 2007-88, Class VI, IF, IO, 2.08%, 9/25/2037 (g)	586	49
Series 2007-85, Class SL, IF, 4.99%, 9/25/2037 (g)	28	31
Series 2009-86, Class OT, PO, 10/25/2037	1,534	1,309
Series 2007-100, Class SM, IF, IO, 1.99%, 10/25/2037 (g)	443	42
Series 2007-91, Class ES, IF, IO, 2.00%, 10/25/2037 (g)	638	70
Series 2007-108, Class SA, IF, IO, 1.90%, 12/25/2037 (g)	25	2
Series 2007-109, Class AI, IF, IO, 1.94%, 12/25/2037 (g)	569	46
Series 2007-112, Class SA, IF, IO, 1.99%, 12/25/2037 (g)	630	79
Series 2007-112, Class MJ, 6.50%, 12/25/2037	448	472
Series 2007-116, Class HI, IO, 1.22%, 1/25/2038 (g)	943	56
Series 2008-1, Class BI, IF, IO, 1.45%, 2/25/2038 (g)	490	41
Series 2008-4, Class SD, IF, IO, 1.54%, 2/25/2038 (g)	1,367	130
Series 2008-16, Class IS, IF, IO, 1.74%, 3/25/2038 (g)	180	14
Series 2008-10, Class XI, IF, IO, 1.77%, 3/25/2038 (g)	204	19
Series 2008-20, Class SA, IF, IO, 2.53%, 3/25/2038 (g)	201	22
Series 2008-18, Class SP, IF, 5.07%, 3/25/2038 (g)	88	86
Series 2008-18, Class FA, 5.36%, 3/25/2038 (g)	107	108
Series 2008-32, Class SA, IF, IO, 2.39%, 4/25/2038 (g)	105	9
Series 2008-27, Class SN, IF, IO, 2.44%, 4/25/2038 (g)	222	24
Series 2008-28, Class QS, IF, 7.31%, 4/25/2038 (g)	81	92
Series 2008-44, PO, 5/25/2038	8	7
Series 2008-46, Class HI, IO, 1.55%, 6/25/2038 (g)	196	12
Series 2008-53, Class CI, IF, IO, 2.74%, 7/25/2038 (g)	111	11
Series 2008-56, Class AC, 5.00%, 7/25/2038	110	110
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-60, Class JC, 5.00%, 7/25/2038	146	149
Series 2011-47, Class ZA, 5.50%, 7/25/2038	523	536
Series 2008-80, Class SA, IF, IO, 1.39%, 9/25/2038 (g)	466	40
Series 2008-81, Class SB, IF, IO, 1.39%, 9/25/2038 (g)	539	37
Series 2009-6, Class GS, IF, IO, 2.09%, 2/25/2039 (g)	302	25
Series 2009-4, Class BD, 4.50%, 2/25/2039	5	4
Series 2009-17, Class QS, IF, IO, 2.19%, 3/25/2039 (g)	104	9
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	220	33
Series 2009-47, Class MT, 7.00%, 7/25/2039	6	7
Series 2009-59, Class HB, 5.00%, 8/25/2039	888	908
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,139	1,212
Series 2009-65, Class MT, 5.00%, 9/25/2039	70	71
Series 2009-69, Class WA, 5.96%, 9/25/2039 (g)	266	269
Series 2009-84, Class WS, IF, IO, 1.44%, 10/25/2039 (g)	147	11
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	571	97
Series 2009-99, Class SC, IF, IO, 1.72%, 12/25/2039 (g)	183	14
Series 2009-99, Class WA, 6.33%, 12/25/2039 (g)	598	611
Series 2009-103, Class MB, 6.72%, 12/25/2039 (g)	470	472
Series 2009-113, Class AO, PO, 1/25/2040	128	106
Series 2009-112, Class ST, IF, IO, 1.79%, 1/25/2040 (g)	387	40
Series 2010-1, Class WA, 6.27%, 2/25/2040 (g)	119	121
Series 2010-49, Class SC, IF, 3.73%, 3/25/2040 (g)	593	582
Series 2010-16, Class WB, 6.11%, 3/25/2040 (g)	569	578
Series 2010-16, Class WA, 6.45%, 3/25/2040 (g)	398	406
Series 2010-35, Class SB, IF, IO, 1.96%, 4/25/2040 (g)	254	17
Series 2010-35, Class SJ, IF, 2.79%, 4/25/2040 (g)	338	339
Series 2010-40, Class FJ, 5.06%, 4/25/2040 (g)	30	30
Series 2010-42, Class S, IF, IO, 1.94%, 5/25/2040 (g)	158	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-43, Class FD, 5.06%, 5/25/2040 (g)	166	165
Series 2010-63, Class AP, PO, 6/25/2040	206	180
Series 2010-64, Class DM, 5.00%, 6/25/2040	831	841
Series 2010-58, Class MB, 5.50%, 6/25/2040	1,940	1,994
Series 2010-71, Class HJ, 5.50%, 7/25/2040	766	801
Series 2010-102, Class PN, 5.00%, 9/25/2040	603	617
Series 2010-111, Class AM, 5.50%, 10/25/2040	2,855	2,995
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (g)	1,091	48
Series 2010-147, Class SA, IF, IO, 2.07%, 1/25/2041 (g)	2,075	261
Series 2011-30, Class LS, IO, 1.85%, 4/25/2041 (g)	1,299	91
Series 2011-149, Class EF, 4.96%, 7/25/2041 (g)	76	76
Series 2011-75, Class FA, 5.01%, 8/25/2041 (g)	161	161
Series 2011-149, Class MF, 4.96%, 11/25/2041 (g)	375	374
Series 2011-118, Class LB, 7.00%, 11/25/2041	2,256	2,409
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,837	3,011
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,484	2,656
Series 2012-99, Class FA, 4.91%, 9/25/2042 (g)	779	767
Series 2012-101, Class FC, 4.96%, 9/25/2042 (g)	469	463
Series 2012-97, Class FB, 4.96%, 9/25/2042 (g)	1,512	1,493
Series 2012-108, Class F, 4.96%, 10/25/2042 (g)	1,201	1,186
Series 2012-120, Class ZB, 3.50%, 11/25/2042	4,507	4,272
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,146	1,130
Series 2013-4, Class AJ, 3.50%, 2/25/2043	838	799
Series 2013-92, PO, 9/25/2043	3,260	2,463
Series 2013-101, Class DO, PO, 10/25/2043	2,879	2,102
Series 2013-128, PO, 12/25/2043	5,116	3,734
Series 2013-135, PO, 1/25/2044	1,764	1,327
Series 2014-29, Class PS, IF, IO, 1.59%, 5/25/2044 (g)	1,692	191
Series 2018-42, Class B, 3.00%, 6/25/2048	29,331	26,186
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,102	1,023
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-94, Class DZ, 4.00%, 1/25/2049	9,309	8,821
Series 2010-103, Class SB, IF, IO, 1.64%, 11/25/2049 (g)	318	29
Series 2020-90, Class PE, 2.00%, 12/25/2050	10,393	8,362
Series 2011-2, Class WA, 5.82%, 2/25/2051 (g)	223	232
Series 2011-58, Class WA, 5.51%, 7/25/2051 (g)	154	151
Series 2023-40, PO, 9/25/2053	14,839	12,296
Series 2025-18, Class MA, 0.50%, 9/25/2054	170,876	141,210
Series 2025-31, Class MA, 0.50%, 9/25/2054	10,772	9,034
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,363	1,382
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	95	97
Series 2007-W5, PO, 6/25/2037	81	65
Series 2007-W7, Class 1A4, IF, 12.40%, 7/25/2037 (g)	54	73
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	8,166	8,181
Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (g)	56	57
Series 2003-W1, Class 1A1, 4.72%, 12/25/2042 (g)	396	398
Series 2003-W1, Class 2A, 5.09%, 12/25/2042 (g)	113	114
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	338	352
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	563	586
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	275	286
Series 2007-W10, Class 2A, 6.23%, 8/25/2047 (g)	32	33
Series 2009-W1, Class A, 6.00%, 12/25/2049	859	892
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.69%, 6/27/2036 (g)	1,376	1,388
Series 2007-54, Class FA, 4.86%, 6/25/2037 (g)	691	686
Series 2007-64, Class FB, 4.83%, 7/25/2037 (g)	211	209
Series 2007-106, Class A7, 5.99%, 10/25/2037 (g)	153	154
Series 2002-90, Class A1, 6.50%, 6/25/2042	229	234
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	20	18
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 345, Class 6, IO, 5.00%, 12/25/2033 (g)	29	3
Series 365, Class 8, IO, 5.50%, 5/25/2036	124	23
Series 374, Class 5, IO, 5.50%, 8/25/2036	81	13
Series 393, Class 6, IO, 5.50%, 4/25/2037	34	3
Series 383, Class 33, IO, 6.00%, 1/25/2038	85	15
Series 412, Class F2, 4.96%, 8/25/2042 (g)	1,606	1,560
Series 411, Class F1, 5.01%, 8/25/2042 (g)	3,512	3,478
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.72%, 11/25/2046 (g)	2,073	2,057
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (g)	155	152
GNMA
Series 2001-35, Class SA, IF, IO, 3.78%, 8/16/2031 (g)	32	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	182	182
Series 2003-58, Class BE, 6.50%, 1/20/2033	250	249
Series 2003-12, Class SP, IF, IO, 3.25%, 2/20/2033 (g)	58	—
Series 2003-25, Class PZ, 5.50%, 4/20/2033	526	525
Series 2003-46, Class MG, 6.50%, 5/20/2033	188	188
Series 2003-52, Class AP, PO, 6/16/2033	95	85
Series 2003-75, Class ZX, 6.00%, 9/16/2033	294	294
Series 2010-41, Class WA, 5.81%, 10/20/2033 (g)	313	321
Series 2003-97, Class SA, IF, IO, 2.08%, 11/16/2033 (g)	96	—
Series 2003-112, Class SA, IF, IO, 2.08%, 12/16/2033 (g)	211	1
Series 2004-28, Class S, IF, 7.36%, 4/16/2034 (g)	97	107
Series 2005-7, Class JM, IF, 6.88%, 5/18/2034 (g)	1	1
Series 2004-46, PO, 6/20/2034	179	151
Series 2004-49, Class Z, 6.00%, 6/20/2034	743	751
Series 2010-103, Class WA, 5.66%, 8/20/2034 (g)	172	176
Series 2004-73, Class JL, IF, IO, 2.08%, 9/16/2034 (g)	773	70
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (g)	78	78
Series 2004-71, Class SB, IF, 7.59%, 9/20/2034 (g)	78	86
Series 2004-89, Class LS, IF, 7.98%, 10/16/2034 (g)	54	56
Series 2004-90, Class SI, IF, IO, 1.65%, 10/20/2034 (g)	1,059	57
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-96, Class SC, IF, IO, 1.63%, 11/20/2034 (g)	650	3
Series 2005-3, Class SK, IF, IO, 2.30%, 1/20/2035 (g)	694	42
Series 2005-68, Class DP, IF, 5.65%, 6/17/2035 (g)	146	160
Series 2008-79, Class CS, IF, 2.35%, 6/20/2035 (g)	363	363
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	73	8
Series 2005-66, Class SP, IF, 5.92%, 8/16/2035 (g)	45	49
Series 2010-14, Class CO, PO, 8/20/2035	421	355
Series 2005-65, Class SA, IF, 5.85%, 8/20/2035 (g)	27	29
Series 2005-68, Class KI, IF, IO, 1.85%, 9/20/2035 (g)	1,511	141
Series 2005-72, Class AZ, 5.50%, 9/20/2035	276	281
Series 2005-82, PO, 10/20/2035	101	85
Series 2010-14, Class BO, PO, 11/20/2035	149	125
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	149	13
Series 2006-16, Class OP, PO, 3/20/2036	127	106
Series 2006-22, Class AO, PO, 5/20/2036	183	153
Series 2006-34, PO, 7/20/2036	24	20
Series 2006-33, Class Z, 6.50%, 7/20/2036	820	842
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,003	1,001
Series 2006-59, Class SD, IF, IO, 2.25%, 10/20/2036 (g)	263	17
Series 2006-57, Class PZ, 5.56%, 10/20/2036	446	445
Series 2011-22, Class WA, 5.78%, 2/20/2037 (g)	134	137
Series 2007-9, Class CI, IF, IO, 1.75%, 3/20/2037 (g)	490	33
Series 2007-17, Class JO, PO, 4/16/2037	250	205
Series 2007-17, Class JI, IF, IO, 2.34%, 4/16/2037 (g)	643	52
Series 2007-19, Class SD, IF, IO, 1.75%, 4/20/2037 (g)	234	2
Series 2010-129, Class AW, 5.83%, 4/20/2037 (g)	231	237
Series 2007-25, Class FN, 4.77%, 5/16/2037 (g)	223	222
Series 2007-28, Class BO, PO, 5/20/2037	36	30
Series 2007-26, Class SC, IF, IO, 1.75%, 5/20/2037 (g)	441	12
Series 2007-27, Class SD, IF, IO, 1.75%, 5/20/2037 (g)	485	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-35, PO, 6/16/2037	678	557
Series 2007-36, Class HO, PO, 6/16/2037	62	50
Series 2007-36, Class SE, IF, IO, 2.00%, 6/16/2037 (g)	265	4
Series 2007-36, Class SJ, IF, IO, 1.80%, 6/20/2037 (g)	362	5
Series 2007-45, Class QA, IF, IO, 2.19%, 7/20/2037 (g)	548	37
Series 2007-40, Class SN, IF, IO, 2.23%, 7/20/2037 (g)	525	18
Series 2007-40, Class SD, IF, IO, 2.30%, 7/20/2037 (g)	383	16
Series 2007-53, Class ES, IF, IO, 2.10%, 9/20/2037 (g)	434	18
Series 2007-53, Class SW, IF, 6.84%, 9/20/2037 (g)	92	100
Series 2008-7, Class SP, IF, 4.49%, 10/20/2037 (g)	67	67
Series 2009-79, Class OK, PO, 11/16/2037	669	561
Series 2007-74, Class SL, IF, IO, 2.07%, 11/16/2037 (g)	503	2
Series 2007-73, Class MI, IF, IO, 1.55%, 11/20/2037 (g)	455	2
Series 2007-76, Class SB, IF, IO, 2.05%, 11/20/2037 (g)	885	5
Series 2007-67, Class SI, IF, IO, 2.06%, 11/20/2037 (g)	478	4
Series 2007-72, Class US, IF, IO, 2.10%, 11/20/2037 (g)	401	1
Series 2008-7, Class SK, IF, 6.59%, 11/20/2037 (g)	47	47
Series 2007-79, Class SY, IF, IO, 2.10%, 12/20/2037 (g)	588	3
Series 2008-1, PO, 1/20/2038	26	21
Series 2015-137, Class WA, 5.55%, 1/20/2038 (g)	1,411	1,463
Series 2009-106, Class ST, IF, IO, 1.55%, 2/20/2038 (g)	3,496	101
Series 2008-17, IO, 5.50%, 2/20/2038	87	—
Series 2008-33, Class XS, IF, IO, 3.23%, 4/16/2038 (g)	268	15
Series 2008-36, Class SH, IF, IO, 1.85%, 4/20/2038 (g)	594	3
Series 2008-40, Class SA, IF, IO, 1.93%, 5/16/2038 (g)	1,492	74
Series 2008-55, Class SA, IF, IO, 1.75%, 6/20/2038 (g)	146	2
Series 2008-50, Class KB, 6.00%, 6/20/2038	298	306
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	49

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-60, Class CS, IF, IO, 1.70%, 7/20/2038 (g)	505	9
Series 2008-71, Class SC, IF, IO, 1.55%, 8/20/2038 (g)	170	1
Series 2012-59, Class WA, 5.57%, 8/20/2038 (g)	706	728
Series 2008-76, Class US, IF, IO, 1.45%, 9/20/2038 (g)	624	19
Series 2008-81, Class S, IF, IO, 1.75%, 9/20/2038 (g)	1,288	6
Series 2009-25, Class SE, IF, IO, 3.15%, 9/20/2038 (g)	267	9
Series 2011-97, Class WA, 6.08%, 11/20/2038 (g)	323	329
Series 2008-93, Class AS, IF, IO, 1.25%, 12/20/2038 (g)	690	41
Series 2008-96, Class SL, IF, IO, 1.55%, 12/20/2038 (g)	368	8
Series 2008-95, Class DS, IF, IO, 2.85%, 12/20/2038 (g)	1,105	11
Series 2011-163, Class WA, 5.84%, 12/20/2038 (g)	1,500	1,556
Series 2014-6, Class W, 5.28%, 1/20/2039 (g)	1,146	1,184
Series 2009-6, Class SA, IF, IO, 1.63%, 2/16/2039 (g)	270	1
Series 2009-11, Class SC, IF, IO, 1.68%, 2/16/2039 (g)	319	8
Series 2009-10, Class SA, IF, IO, 1.50%, 2/20/2039 (g)	479	33
Series 2009-6, Class SH, IF, IO, 1.59%, 2/20/2039 (g)	294	1
Series 2009-31, Class TS, IF, IO, 1.85%, 3/20/2039 (g)	158	3
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	167	10
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	373	25
Series 2009-22, Class SA, IF, IO, 1.82%, 4/20/2039 (g)	705	53
Series 2009-35, Class ZB, 5.50%, 5/16/2039	6,650	6,870
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	101	7
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	139	10
Series 2009-43, Class SA, IF, IO, 1.50%, 6/20/2039 (g)	464	21
Series 2009-42, Class SC, IF, IO, 1.63%, 6/20/2039 (g)	645	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-64, Class SN, IF, IO, 1.63%, 7/16/2039 (g)	497	28
Series 2009-72, Class SM, IF, IO, 1.78%, 8/16/2039 (g)	670	53
Series 2009-81, Class SB, IF, IO, 1.64%, 9/20/2039 (g)	1,271	115
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,617	2,743
Series 2009-106, Class AS, IF, IO, 1.93%, 11/16/2039 (g)	1,101	106
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,701
Series 2015-91, Class W, 5.27%, 5/20/2040 (g)	1,457	1,508
Series 2013-75, Class WA, 5.09%, 6/20/2040 (g)	362	372
Series 2011-137, Class WA, 5.59%, 7/20/2040 (g)	725	752
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,178	1,259
Series 2010-157, Class OP, PO, 12/20/2040	1,489	1,280
Series 2011-75, Class SM, IF, IO, 2.15%, 5/20/2041 (g)	829	55
Series 2013-26, Class AK, 4.71%, 9/20/2041 (g)	885	897
Series 2014-188, Class W, 4.54%, 10/20/2041 (g)	961	971
Series 2012-141, Class WA, 4.52%, 11/16/2041 (g)	1,266	1,260
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,354
Series 2012-141, Class WC, 3.74%, 1/20/2042 (g)	1,093	1,043
Series 2012-141, Class WB, 4.00%, 9/16/2042 (g)	707	678
Series 2014-41, Class W, 4.63%, 10/20/2042 (g)	1,042	1,051
Series 2013-54, Class WA, 4.88%, 11/20/2042 (g)	726	744
Series 2013-91, Class WA, 4.41%, 4/20/2043 (g)	999	963
Series 2019-78, Class SW, IF, IO, 1.65%, 6/20/2049 (g)	5,846	521
Series 2020-123, Class LB, 1.00%, 8/20/2050	10,181	8,489
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (g)	40,181	968
Series 2022-9, Class P, 2.00%, 9/20/2051	20,526	18,239
Series 2021-201, Class Z, 3.00%, 11/20/2051	18,005	12,564
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-114, Class BS, IF, 5.78%, 6/20/2052 (g)	13,735	14,895
Series 2022-133, Class ES, IF, 5.42%, 7/20/2052 (g)	8,640	8,937
Series 2022-121, Class S, IF, 5.58%, 7/20/2052 (g)	11,079	11,916
Series 2024-164, Class AO, PO, 10/20/2054	9,048	7,305
Series 2025-105, Class SM, IF, 3.69%, 6/20/2055 (g)	24,334	23,201
Series 2012-H24, Class FA, 4.89%, 3/20/2060 (g)	162	161
Series 2012-H24, Class FG, 4.87%, 4/20/2060 (g)	16	16
Series 2013-H03, Class FA, 4.74%, 8/20/2060 (g)	—	—
Series 2011-H05, Class FB, 4.94%, 12/20/2060 (g)	293	293
Series 2011-H06, Class FA, 4.89%, 2/20/2061 (g)	338	338
Series 2012-H21, Class CF, 5.14%, 5/20/2061 (g)	4	4
Series 2011-H19, Class FA, 4.91%, 8/20/2061 (g)	217	217
Series 2012-H26, Class JA, 4.99%, 10/20/2061 (g)	1	1
Series 2012-H10, Class FA, 4.99%, 12/20/2061 (g)	1,913	1,915
Series 2012-H08, Class FB, 5.04%, 3/20/2062 (g)	483	484
Series 2013-H07, Class MA, 4.99%, 4/20/2062 (g)	—	—
Series 2012-H08, Class FS, 5.14%, 4/20/2062 (g)	1,388	1,395
Series 2012-H15, Class FA, 4.89%, 5/20/2062 (g)	—	—
Series 2012-H26, Class MA, 4.99%, 7/20/2062 (g)	39	39
Series 2012-H18, Class NA, 4.96%, 8/20/2062 (g)	148	148
Series 2012-H28, Class FA, 5.02%, 9/20/2062 (g)	37	37
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (g)	23	23
Series 2012-H29, Class FA, 4.96%, 10/20/2062 (g)	1,020	1,020
Series 2013-H02, Class HF, 4.74%, 11/20/2062 (g)	1	1
Series 2023-48, Class W, 4.00%, 12/20/2062 (g)	9,656	8,942
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 4.76%, 1/20/2063 (g)	849	846
Series 2013-H04, Class SA, 4.86%, 2/20/2063 (g)	514	514
Series 2013-H08, Class FC, 4.89%, 2/20/2063 (g)	523	523
Series 2013-H07, Class HA, 4.85%, 3/20/2063 (g)	644	643
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	60
Series 2013-H14, Class FG, 4.91%, 5/20/2063 (g)	170	170
Series 2013-H14, Class FC, 4.91%, 6/20/2063 (g)	129	129
Series 2014-H01, Class FD, 5.09%, 1/20/2064 (g)	815	817
Series 2014-H05, Class FA, 5.13%, 2/20/2064 (g)	2,570	2,577
Series 2014-H06, Class HB, 5.09%, 3/20/2064 (g)	356	357
Series 2024-57, Class PT, 4.50%, 4/20/2064	9,905	9,702
Series 2014-H09, Class TA, 5.04%, 4/20/2064 (g)	607	609
Series 2014-H10, Class TA, 5.04%, 4/20/2064 (g)	6,015	6,024
Series 2014-H11, Class VA, 4.94%, 6/20/2064 (g)	6,495	6,496
Series 2014-H15, Class FA, 4.94%, 7/20/2064 (g)	6,338	6,340
Series 2014-H17, Class FC, 4.94%, 7/20/2064 (g)	3,947	3,947
Series 2014-H19, Class FE, 4.91%, 9/20/2064 (g)	4,681	4,680
Series 2014-H20, Class LF, 5.04%, 10/20/2064 (g)	2,918	2,916
Series 2015-H02, Class FB, 4.94%, 12/20/2064 (g)	623	623
Series 2015-H03, Class FA, 4.94%, 12/20/2064 (g)	685	685
Series 2015-H07, Class ES, 4.91%, 2/20/2065 (g)	1,505	1,505
Series 2015-H05, Class FC, 4.92%, 2/20/2065 (g)	7,982	7,982
Series 2015-H06, Class FA, 4.92%, 2/20/2065 (g)	3,032	3,032
Series 2015-H08, Class FC, 4.92%, 3/20/2065 (g)	8,486	8,486
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	51

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H10, Class FC, 4.92%, 4/20/2065 (g)	—	—
Series 2015-H12, Class FA, 4.92%, 5/20/2065 (g)	4,369	4,369
Series 2015-H15, Class FD, 4.88%, 6/20/2065 (g)	2,034	2,033
Series 2015-H15, Class FJ, 4.88%, 6/20/2065 (g)	2,982	2,980
Series 2015-H18, Class FA, 4.89%, 6/20/2065 (g)	1,847	1,846
Series 2015-H16, Class FG, 4.88%, 7/20/2065 (g)	5,117	5,115
Series 2015-H16, Class FL, 4.88%, 7/20/2065 (g)	5,616	5,614
Series 2015-H20, Class FA, 4.91%, 8/20/2065 (g)	4,084	4,083
Series 2015-H26, Class FG, 4.96%, 10/20/2065 (g)	1,298	1,298
Series 2015-H32, Class FH, 5.10%, 12/20/2065 (g)	2,463	2,468
Series 2016-H07, Class FB, 5.19%, 3/20/2066 (g)	2,880	2,889
Series 2016-H11, Class FD, 5.08%, 5/20/2066 (g)	5,855	5,899
Series 2016-H26, Class FC, 5.44%, 12/20/2066 (g)	4,084	4,106
Series 2017-H08, Class XI, IO, 2.28%, 3/20/2067 (g)	21,498	917
Series 2017-H14, Class XI, IO, 1.88%, 6/20/2067 (g)	20,699	597
Series 2018-H09, Class FE, 4.54%, 6/20/2068 (g)	1,517	1,521
Series 2019-H20, Class ID, IO, 1.23%, 12/20/2069 (g)	17,062	996
Series 2020-H02, Class MI, IO, 1.35%, 1/20/2070 (g)	37,716	2,168
Series 2020-H05, IO, 1.36%, 3/20/2070 (g)	34,603	2,017
Series 2020-H09, IO, 1.09%, 5/20/2070 (g)	41,156	2,078
Series 2020-H09, Class IC, IO, 1.45%, 5/20/2070 (g)	40,569	2,548
Series 2020-H09, Class CI, IO, 1.57%, 5/20/2070 (g)	37,120	2,557
Series 2020-H11, IO, 1.13%, 6/20/2070 (g)	22,681	1,240
Series 2020-H12, Class IJ, IO, 1.27%, 7/20/2070 (g)	32,822	1,814
Series 2020-H12, Class HI, IO, 1.98%, 7/20/2070 (g)	28,070	2,364
Series 2020-H15, IO, 1.63%, 8/20/2070 (g)	41,280	2,489
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-H14, Class BF, 5.75%, 9/20/2071 (g)	7,914	8,067
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	818	809
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (g)	33,630	31,639
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (b) (e)	20,050	19,457
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (b) (e)	43,532	42,404
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 4.84%, 6/25/2034 (b) (g)	234	210
Series 2005-RP2, Class 1AF, 4.79%, 3/25/2035 (b) (g)	414	388
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (g)	2,150	40
Series 2005-RP3, Class 1AF, 4.79%, 9/25/2035 (b) (g)	2,916	2,501
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	24	24
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	153	156
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	134	140
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	81	82
Series 2005-5F, Class 8A3, 4.94%, 6/25/2035 (g)	62	60
Series 2005-AR6, Class 3A1, 4.64%, 9/25/2035 (g)	18	17
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	316	317
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	21	147
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,396	570
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.39%, 9/25/2040 ‡ (b) (e) (f)	24,975	25,011
Impac CMB Trust Series 2005-4, Class 2A1, 5.04%, 5/25/2035 (g)	346	333
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	259	197
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.14%, 5/25/2036 (g)	377	350
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.91%, 11/25/2033 (g)	292	289
Series 2004-A3, Class 4A1, 6.94%, 7/25/2034 (g)	3	3
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-A3, Class 6A1, 4.96%, 8/25/2034 (g)	95	95
Series 2006-A2, Class 4A1, 6.47%, 8/25/2034 (g)	949	965
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	18
Series 2004-A4, Class 1A1, 6.68%, 9/25/2034 (g)	43	41
Series 2005-A1, Class 3A4, 5.55%, 2/25/2035 (g)	122	118
Series 2007-A1, Class 5A1, 6.36%, 7/25/2035 (g)	90	91
Series 2007-A1, Class 5A2, 6.36%, 7/25/2035 (g)	36	37
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (e)	16,055	16,054
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (g)	298	184
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	18	16
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,858	451
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (e)	41,700	41,772
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (b) (e)	16,785	16,797
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.74%, 4/21/2034 (g)	295	291
Series 2004-3, Class 4A2, 4.29%, 4/25/2034 (g)	103	92
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (g)	50	49
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	62	59
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	725	744
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	108	112
Series 2004-6, Class 30, PO, 7/25/2034	112	88
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	71	72
Series 2004-7, Class 30, PO, 8/25/2034	61	44
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	57	50
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	2	—
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	38	33
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-4, Class 1A6, 5.25%, 12/26/2033	121	119
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	62	54
Series 2004-1, Class 30, PO, 2/25/2034	8	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 4.79%, 5/25/2035 (b) (g)	4,876	2,341
Series 2006-2, Class 1A1, 4.22%, 5/25/2036 (b) (g)	493	401
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	60	46
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.06%, 10/25/2028 (g)	121	115
Series 2003-F, Class A1, 5.08%, 10/25/2028 (g)	133	129
Series 2004-A, Class A1, 4.90%, 4/25/2029 (g)	55	51
Series 2004-C, Class A2, 5.26%, 7/25/2029 (g)	67	66
Series 2003-A5, Class 2A6, 6.30%, 8/25/2033 (g)	67	65
Series 2004-A4, Class A2, 5.13%, 8/25/2034 (g)	144	136
Series 2004-1, Class 2A1, 5.35%, 12/25/2034 (g)	169	159
Series 2005-A2, Class A1, 5.49%, 2/25/2035 (g)	352	313
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (e)	15,610	15,730
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.13%, 10/25/2019 (g)	47	44
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (g)	474	468
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 4.96%, 6/15/2030 (g)	263	257
Series 2000-TBC3, Class A1, 4.92%, 12/15/2030 (g)	60	59
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (g)	206	186
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	11,960	12,044
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	53

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	46,200	46,371
Nited Mortgage Mezz, 8.00%, 2/18/2026 ‡	36,000	36,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	66	67
Series 2003-A1, Class A1, 5.50%, 5/25/2033	12	12
Series 2003-A1, Class A2, 6.00%, 5/25/2033	36	37
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (b)	5,343	5,257
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (g)	17,984	17,273
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	117	117
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (b) (e)	8,979	8,838
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (b) (g)	39,489	39,892
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 3.11%, 5/25/2018 ‡ (g)	—	— (i)
Series 2005-QA6, Class A32, 6.84%, 5/25/2035 (g)	601	315
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	60	48
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	24	13
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	68,276	59,312
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	6,548	6,407
Sequoia Mortgage Trust
Series 2004-8, Class A1, 5.15%, 9/20/2034 (g)	278	243
Series 2004-8, Class A2, 5.22%, 9/20/2034 (g)	291	271
Series 2004-10, Class A1A, 5.07%, 11/20/2034 (g)	111	104
Series 2004-11, Class A1, 5.05%, 12/20/2034 (g)	143	129
Series 2004-12, Class A3, 4.99%, 1/20/2035 (g)	178	175
Starwoood Anoo, 9.75%, 1/16/2026 ‡ (b)	18,619	18,549
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.13%, 10/19/2034 (g)	234	223
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-AR5, Class A3, 4.97%, 7/19/2035 (g)	913	895
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (e)	672	664
Series 2005-RF3, Class 1A, 4.79%, 6/25/2035 (b) (g)	296	254
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.65%, 11/25/2033 (g)	47	47
Series 2003-37A, Class 2A, 5.68%, 12/25/2033 (g)	308	304
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.08%, 9/25/2043 (g)	665	658
Series 2004-4, Class 3A, 5.36%, 12/25/2044 (g)	416	403
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (e)	7,230	7,121
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (g)	87,243	77,966
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	8,439
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	93	93
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	23	23
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	106	108
Series 1998-1, Class 2E, 7.00%, 3/15/2028	122	123
Series 2010-1, Class DZ, 4.25%, 4/15/2040	3,287	3,207
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 5.26%, 6/25/2033 (g)	23	23
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	111	109
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	210	214
Series 2003-AR7, Class A7, 5.67%, 8/25/2033 (g)	167	167
Series 2003-AR9, Class 2A, 5.71%, 9/25/2033 (g)	86	84
Series 2003-AR9, Class 1A6, 6.14%, 9/25/2033 (g)	1,037	1,029
Series 2003-S9, Class P, PO, 10/25/2033	9	7
Series 2003-S9, Class A8, 5.25%, 10/25/2033	795	790
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-AR11, Class A6, 6.66%, 10/25/2033 (g)	570	539
Series 2004-AR3, Class A1, 5.38%, 6/25/2034 (g)	230	216
Series 2004-AR3, Class A2, 5.38%, 6/25/2034 (g)	296	278
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	508	514
Series 2006-AR10, Class 2P, 4.25%, 9/25/2036 (g)	34	31
Series 2006-AR8, Class 1A2, 4.54%, 8/25/2046 (g)	192	181
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	21	15
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	266	263
Series 2005-2, Class 2A3, IF, IO, 0.56%, 4/25/2035 (g)	541	29
Series 2005-2, Class 1A4, IF, IO, 0.61%, 4/25/2035 (g)	2,436	127
Series 2005-4, Class CB7, 5.50%, 6/25/2035	777	717
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	836	125
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	129	114
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	67	63
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	8	7
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	80	70
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	36	33
Total Collateralized Mortgage Obligations (Cost $2,449,456)		2,384,772
Commercial Mortgage-Backed Securities — 4.2%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 (b) (g)	21,000	19,320
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (b) (g)	13,399	12,126
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (b)	24,667	24,008
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (g)	7,700	5,272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BAMLL Re-REMIC Trust
Series 2024-FRR4, Class B, 1.95%, 11/27/2048 (b) (g)	5,428	5,306
Series 2024-FRR4, Class A, 2.00%, 11/27/2048 (b) (g)	43,443	42,818
Series 2024-FRR2, Class A, 2.46%, 7/27/2050 ‡ (b) (g)	13,078	12,194
Series 2024-FRR2, Class B, 2.49%, 7/27/2050 ‡ (b) (g)	17,745	16,398
Series 2025-FRR5, Class BK73, 2.05%, 2/27/2051 (b) (g)	20,476	18,739
Series 2025-FRR5, Class B736, 2.15%, 9/27/2052 (b) (g)	18,347	17,679
Series 2025-FRR5, Class A736, 2.16%, 9/27/2052 (b) (g)	15,256	14,734
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 (b) (g)	227	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,672
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BKW1, 1.26%, 1/29/2026 (b) (g)	14,340	13,967
Series 2021-FRR1, Class AKW1, 1.32%, 1/29/2026 (b) (g)	16,010	15,669
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b) (g)	14,570	14,284
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	18,219
Series 2021-FRR1, Class AK58, 2.21%, 9/29/2029 (b) (g)	28,730	27,661
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.19%, 10/15/2048 ‡ (b) (g)	601	1
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (g)	53,745	52,678
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (b) (g)	14,869	3
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	14,250	13,075
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	25,890	22,266
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	12,370
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b) (g)	4,000	3,851
FHLMC Series 2023-MN7, Class M1, 7.95%, 9/25/2043 (b) (g)	20,035	20,386
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (g)	13,313	13,268
Series K070, Class A2, 3.30%, 11/25/2027 (g)	17,323	17,089
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,526
Series K072, Class AM, 3.50%, 12/25/2027 (g)	19,000	18,784
Series W5FX, Class AFX, 3.34%, 4/25/2028 (g)	21,769	21,372
Series K081, Class A2, 3.90%, 8/25/2028 (g)	1,531	1,530
Series K082, Class AM, 3.92%, 9/25/2028 (g)	12,035	12,017
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,129
Series K088, Class A2, 3.69%, 1/25/2029	355	352
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (g)	44,581	2,927
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (g)	21,865	1,132
Series K753, Class A2, 4.40%, 10/25/2030	40,970	41,517
Series K754, Class AM, 4.94%, 11/25/2030 (g)	18,128	18,772
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	20,115
Series K138, Class AM, 1.89%, 1/25/2032	24,220	20,993
Series K142, Class A2, 2.40%, 3/25/2032	58,400	52,344
Series K145, Class A2, 2.58%, 5/25/2032	40,795	36,822
Series K146, Class A2, 2.92%, 6/25/2032	27,100	24,950
Series K146, Class AM, 2.92%, 7/25/2032	27,000	24,736
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,403
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,686
Series Q013, Class APT2, 1.17%, 5/25/2050 (g)	13,837	13,231
FNMA ACES
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (g)	21,588	21,459
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (g)	6,781	6,637
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	26,714	26,295
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	23,011	22,623
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (g)	25,972	25,509
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (g)	8,002	7,852
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (g)	19,096	18,651
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (g)	18,167	17,755
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (g)	63,324	61,965
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (g)	27,846	27,436
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (g)	43,747	43,143
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	5,942	5,585
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (g)	47,218	1,984
Series 2017-M5, Class A2, 3.11%, 4/25/2029 (g)	4,285	4,159
Series 2019-M7, Class A2, 3.14%, 4/25/2029	32,469	31,410
Series 2017-M11, Class A2, 2.98%, 8/25/2029	12,334	11,845
Series 2020-M5, Class A2, 2.21%, 1/25/2030	39,347	36,520
Series 2018-M3, Class A2, 3.15%, 2/25/2030 (g)	11,353	10,926
Series 2020-M50, Class A2, 1.20%, 10/25/2030	10,186	9,700
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (g)	161,208	6,273
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (g)	28,657	24,837
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (g)	45,000	38,687
Series 2022-M10, Class A2, 1.99%, 1/25/2032 (g)	5,800	5,061
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (g)	48,740	42,644
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (g)	60,253	54,492
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (g)	56,250	54,172
Series 2023-M8, Class A1, 4.63%, 11/25/2032 (g)	10,518	10,667
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (g)	71,540	71,968
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (g)	12,538	12,792
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	106,061
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (g)	133,413	8,602
Series 2022-M5, Class A1, 2.42%, 1/1/2034 (g)	14,423	13,585
Series 2019-M10, Class X, IO, 0.58%, 5/25/2049 (g)	67,398	1,858
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2018-KSL1, Class B, 4.00%, 11/25/2025 (b) (g)	10,011	9,948
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (g)	5,645	5,317
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (b) (g)	13,500	12,189
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (b) (g)	32,666	27,844
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (b) (g)	9,425	8,743
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (b) (g)	5,000	4,517
Series 2015-K51, Class B, 4.14%, 10/25/2048 (b) (g)	10,000	9,967
Series 2016-K56, Class B, 4.10%, 6/25/2049 (b) (g)	8,451	8,371
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (g)	10,500	10,361
Series 2017-K63, Class B, 4.01%, 2/25/2050 (b) (g)	20,000	19,737
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (g)	6,000	5,685
Series 2019-K90, Class B, 4.47%, 2/25/2052 (b) (g)	8,500	8,442
Series 2019-K93, Class B, 4.26%, 5/25/2052 (b) (g)	8,000	7,807
Series 2020-K737, Class B, 3.44%, 1/25/2053 (b) (g)	10,000	9,830
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (b)	16,520	15,211
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,430	5,512
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (g)	929	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,485
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.58%, 4/15/2038 (b) (g)	12,560	12,572
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	34,126
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	56,377
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.35%, 11/25/2053 (b) (g)	41,726	43,499
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-01, Class M7, 7.10%, 7/25/2054 (b) (g)	7,491	7,591
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	31,509	31,036
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	33,500	34,483
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (b)	45,950	47,523
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	21,436	18,841
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	59,559
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (b) (g)	159	—
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (b) (g)	2,500	2,176
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (b) (g)	25,880	26,596
Total Commercial Mortgage-Backed Securities (Cost $2,263,865)		2,190,889
Foreign Government Securities — 0.6%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	94,917	96,299
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	4,399	2,754
Republic of Chile 2.55%, 1/27/2032	9,568	8,463
Republic of Peru 5.63%, 11/18/2050	737	706
Republic of Poland 5.50%, 3/18/2054	18,163	17,035
United Mexican States
6.00%, 5/13/2030	19,624	20,517
2.66%, 5/24/2031	20,674	18,214
5.85%, 7/2/2032	33,567	34,272
3.50%, 2/12/2034	6,211	5,300
6.00%, 5/7/2036	8,056	8,080
6.88%, 5/13/2037	29,236	30,756
6.63%, 1/29/2038	22,624	23,190
4.75%, 3/8/2044	3,906	3,125
4.60%, 1/23/2046	15,089	11,588
4.35%, 1/15/2047	4,228	3,108
4.60%, 2/10/2048	1,928	1,452
4.40%, 2/12/2052	14,965	10,640
6.34%, 5/4/2053	4,796	4,427
3.77%, 5/24/2061	11,682	6,998
5.75%, 10/12/2110	5,118	4,140
Total Foreign Government Securities (Cost $330,179)		311,064
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	57

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 0.4%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	19,111
FHLB
1.87%, 2/8/2036	32,500	24,783
1.93%, 2/11/2036	40,000	30,808
Resolution Funding Corp. STRIPS
DN, 3.49%, 1/15/2030 (a)	30,700	25,912
DN, 3.14%, 4/15/2030 (a)	26,456	22,086
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	35,266
5.50%, 6/15/2038	493	526
4.63%, 9/15/2060	4,157	3,589
4.25%, 9/15/2065	2,604	2,069
Tennessee Valley Authority STRIPS
DN, 4.76%, 11/1/2025 (a)	17,495	17,376
DN, 6.74%, 7/15/2028 (a)	3,119	2,801
DN, 4.29%, 12/15/2028 (a)	3,500	3,091
DN, 5.99%, 6/15/2035 (a)	2,242	1,419
Total U.S. Government Agency Securities (Cost $198,334)		188,837
Municipal Bonds — 0.3% (j)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,530	2,715
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	12,984
State of California, Various Purpose, GO, 7.30%, 10/1/2039	2,400	2,771
Total California		18,470
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,281
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,552
Series 165, Rev., 5.65%, 11/1/2040	3,780	3,982
Series 174, Rev., 4.46%, 10/1/2062	17,925	14,948
Total New York		32,763
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,370	13,095
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project, Rev., 2.88%, 11/1/2050	4,675	2,944
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	7,869
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	5,822	5,193
Total Ohio		29,101
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	10,790
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,647
Total Oklahoma		37,437
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,708
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	11,651	11,972
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	21,161
Total Texas		33,133
Total Municipal Bonds (Cost $177,394)		158,612
Loan Assignments — 0.1% (c) (k)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A (6-MONTH CME TERM SOFR + 3.00%), 3.88%, 7/15/2029 (Cost $47,971)	48,545	46,713
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (l) (m) (Cost $1,942,118)	1,941,736	1,942,513
Total Investments — 101.6% (Cost $54,302,086)		52,183,726
Liabilities in Excess of Other Assets — (1.6)%		(842,575)
NET ASSETS — 100.0%		51,341,151

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $9,131 or 0.02% of the Fund’s
net assets as of August 31, 2025.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(h)	Defaulted security.
(i)	Value is zero.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	59

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	6,722	12/19/2025	USD	756,330	3,848
U.S. Treasury 10 Year Ultra Note	13,601	12/19/2025	USD	1,556,252	9,649
U.S. Treasury Long Bond	1,903	12/19/2025	USD	217,418	56
U.S. Treasury 2 Year Note	9,893	12/31/2025	USD	2,063,541	2,794
U.S. Treasury 5 Year Note	22,567	12/31/2025	USD	2,471,087	10,183
					26,530
Short Contracts
U.S. Treasury Ultra Bond	(737)	12/19/2025	USD	(85,791)	341
					26,871

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	August 31, 2025

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.8%
Aerospace & Defense — 0.4%
ATI, Inc. 5.88%, 12/1/2027	6,088	6,079
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	381	391
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	672
3.00%, 9/15/2050 (a)	1,494	974
Boeing Co. (The)
6.30%, 5/1/2029	4,760	5,055
6.39%, 5/1/2031	2,690	2,922
5.93%, 5/1/2060	8,800	8,450
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	5,515	5,521
8.75%, 11/15/2030 (a)	1,750	1,886
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	659
4.13%, 4/15/2029 (a)	1,633	1,572
ICITII 6.00%, 1/31/2033 ‡ (a)	2,436	1,936
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,106
Leidos, Inc. 5.40%, 3/15/2032	13,163	13,599
Lockheed Martin Corp. 4.70%, 12/15/2031	15,540	15,864
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,203
RTX Corp.
5.15%, 2/27/2033	3,712	3,813
4.50%, 6/1/2042	3,088	2,722
5.38%, 2/27/2053	1,882	1,780
6.40%, 3/15/2054	6,210	6,718
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,690	2,845
TransDigm, Inc.
6.38%, 3/1/2029 (a)	2,714	2,779
6.88%, 12/15/2030 (a)	5,560	5,766
6.63%, 3/1/2032 (a)	3,712	3,822
6.25%, 1/31/2034 (a)	628	644
		100,778
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	2,442	2,512
7.50%, 2/15/2033 (a)	1,842	1,918
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	241
5.88%, 6/1/2029 (a)	3,519	3,546
3.75%, 1/30/2031 (a)	2,873	2,652
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	2,146	2,156
6.88%, 7/1/2028	1,379	1,380
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Clarios Global LP
6.75%, 5/15/2028 (a)	688	703
6.75%, 2/15/2030 (a)	1,696	1,757
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	6,722	7,040
5.63% (Cash), 5/15/2027 (a) (b)	4,777	4,395
Dana, Inc. 5.63%, 6/15/2028	1,903	1,902
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,990	1,929
5.25%, 4/30/2031	3,270	3,104
5.25%, 7/15/2031	3,898	3,702
		38,937
Automobiles — 0.3%
Ford Motor Co. 9.63%, 4/22/2030	3,537	4,117
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,990	3,975
1.50%, 6/15/2026 (a)	3,398	3,323
3.00%, 2/10/2027 (a)	3,883	3,809
2.38%, 10/15/2027 (a)	1,088	1,044
4.88%, 11/1/2027 (a)	4,410	4,456
5.30%, 6/24/2029 (a)	3,590	3,685
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	11,216	11,376
4.75%, 11/13/2028 (a)	9,214	9,262
5.35%, 3/27/2030 (a)	18,911	19,401
		64,448
Banks — 7.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (c)	5,000	5,012
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	14,600	14,798
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	6,900	6,512
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	5,000	4,482
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	5,408	5,752
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	2,205	2,263
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	61

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (c)	1,400	1,455
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	370
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,000	3,994
5.38%, 3/13/2029	24,600	25,445
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	2,450	2,513
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	2,850	2,769
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	3,000	2,918
5.59%, 8/8/2028	23,000	23,914
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	15,000	16,605
5.44%, 7/15/2031	2,600	2,721
6.94%, 11/7/2033	3,600	4,086
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	8,252	8,213
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	3,083	3,039
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	8,019	7,979
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	971	963
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	3,223	3,359
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	266	264
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	2,369	2,429
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	12,355	11,674
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	22,241	23,249
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (c)	11,190	11,097
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	8,600	8,854
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	10,745	10,755
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (c)	16,910	17,453
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	13,198	12,190
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	14,562	12,946
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	7,165	6,328
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	4,854	4,412
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	724	657
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	21,357	18,847
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	16,731	16,558
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	10,662	11,017
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	10,000	10,066
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	19,833	20,432
6.98%, 3/7/2037	1,457	1,649
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	15,030	13,882
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	1,491	1,305
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	8,412	6,063
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	3,398	2,672
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	4,145	4,305
Bank of Montreal (Canada) 5.51%, 6/4/2031	3,500	3,681
Bank of New Zealand (New Zealand)
2.29%, 1/27/2027 (a)	889	868
5.08%, 1/30/2029 (a)	1,340	1,379
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (c)	7,050	7,121
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	6,030	5,861
5.79%, 7/13/2028 (a)	6,790	7,070
Barclays plc (United Kingdom)
(SOFR + 1.08%), 4.48%, 11/11/2029 (c)	5,030	5,039
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	26,660	27,087
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	17,880	20,418
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	442	437
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	1,000	950
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (c) (d) (e) (f)	3,800	3,991
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	832	779
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	21,495	22,027
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (c)	4,215	4,352
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (c)	9,680	10,086
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (c)	2,128	1,917
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	36,955	37,652
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	3,190	3,206
4.75%, 7/19/2027 (a)	1,625	1,643
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	6,380	6,528
5.13%, 1/18/2028 (a)	17,959	18,314
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	10,690	11,347
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	2,015	1,770
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	6,550	5,786
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	11,360	12,542
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (c)	8,035	8,303
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	6,090	6,408
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	3,445	3,522
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	3,600	3,639
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	1,540	1,594
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	4,300	4,350
Citibank NA
5.80%, 9/29/2028	4,000	4,193
4.84%, 8/6/2029	4,843	4,964
Citigroup, Inc.
4.30%, 11/20/2026	2,427	2,427
6.63%, 1/15/2028	814	862
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	780	771
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	6,742	6,640
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	19,925	20,399
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	12,100	12,417
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	14,790	14,910
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (e) (f)	8,296	8,424
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	3,495	3,451
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	53,407	53,649
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	16,707	16,670
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	4,854	4,456
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	18,009	16,172
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	2,345	2,076
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	10,460	11,336
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	23,450	24,109
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	3,000	3,032
(SOFR + 4.55%), 5.32%, 3/26/2041 (c)	6,796	6,635
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	3,030	3,044
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	12,130	12,796
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	13,215	13,728
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	2,560	2,672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	6,157	6,200
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	3,590	3,585
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (c)	1,115	1,071
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	12,100	12,355
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	4,886	5,055
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	1,333	1,333
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	16,045	16,261
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	11,902	12,091
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	28,997	27,686
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	28,351	27,902
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	32,560	33,576
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	4,520	4,630
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	9,495	9,959
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	5,629	5,086
(SOFR + 4.25%), 8.11%, 11/3/2033 (c)	1,250	1,454
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	4,207	4,347
Intesa Sanpaolo SpA (Italy)
7.20%, 11/28/2033 (a)	11,840	13,389
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	63

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	15,549	12,781
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	7,455	7,588
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	12,620	12,909
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	7,090	7,021
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	4,027	4,326
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	3,060	3,002
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,110	1,126
4.38%, 3/22/2028	633	636
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (c)	7,000	6,895
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,205	1,249
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	3,760	3,668
3.20%, 7/18/2029	2,605	2,507
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	2,070	2,160
3.75%, 7/18/2039	3,145	2,727
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	3,490	3,635
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,000	2,071
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	1,900	2,003
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (d)	4,616	4,153
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	9,980	10,425
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	6,505	6,664
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	3,000	2,919
5.41%, 5/17/2029 (a)	17,115	17,763
5.02%, 3/21/2030 (a)	16,190	16,646
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	625
PNC Bank NA 2.70%, 10/22/2029	4,150	3,905
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,792
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	971	863
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	6,840	6,916
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	2,100	2,232
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	11,680	13,114
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	3,790	3,951
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	3,880	3,943
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (d)	411	411
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	39,065	39,398
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	5,279	5,304
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	32,065	32,480
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	6,098	6,362
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	4,900	4,465
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	11,251	11,148
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	3,000	3,019
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	10,679	10,427
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	3,000	3,120
3.00%, 1/22/2030 (a)	3,734	3,489
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	13,035	13,349
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	3,095	2,756
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	19,245	20,096
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	13,063	13,490
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	2,520	2,491
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	1,400	1,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	4,030	4,112
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	9,999	10,691
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (c)	2,916	3,038
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	9,918	10,359
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,099
3.04%, 7/16/2029	1,395	1,333
2.75%, 1/15/2030	3,500	3,275
5.42%, 7/9/2031	5,000	5,232
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,668
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	15,239
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	2,641	2,707
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,758
4.99%, 4/5/2029	6,990	7,169
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	7,816	7,906
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	6,330	6,870
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	17,311	17,434
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	4,385	4,609
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	3,680	3,833
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	690	677
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	4,300	4,587
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	2,740	2,834
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	6,000	6,173
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	6,720	6,904
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,830	1,907
Wachovia Corp.
6.61%, 10/1/2025	1,602	1,604
7.57%, 8/1/2026 (g)	500	514
Wells Fargo & Co.
3.00%, 10/23/2026	4,854	4,790
4.30%, 7/22/2027	168	169
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	8,228	8,140
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	1,942	1,882
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,999	9,329
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	14,430	15,117
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	17,050	18,073
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	10,875	11,234
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (c)	6,796	6,299
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	40,850	42,071
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	7,786	8,012
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	26,791	27,817
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	11,435	12,575
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	17,119	17,263
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	25,625	26,605
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,450	8,717
		1,770,093
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	7,757	7,570
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	1,038	1,045
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,948
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	65

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Keurig Dr. Pepper, Inc. 4.60%, 5/15/2030	8,567	8,568
PepsiCo, Inc. 3.60%, 8/13/2042	8,057	6,434
		26,565
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	3,800	3,871
4.55%, 3/15/2035	10,000	9,791
4.05%, 11/21/2039	24,345	21,422
4.25%, 11/21/2049	8,158	6,647
5.60%, 3/15/2055	9,510	9,419
5.50%, 3/15/2064	3,030	2,911
Amgen, Inc.
5.25%, 3/2/2030	3,893	4,033
5.60%, 3/2/2043	3,883	3,837
4.66%, 6/15/2051	4,015	3,408
4.88%, 3/1/2053	13,107	11,319
5.75%, 3/2/2063	297	285
Biogen, Inc. 2.25%, 5/1/2030	10,000	9,104
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,778
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,431
5.25%, 10/15/2033	7,120	7,396
4.50%, 2/1/2045	6,310	5,511
2.80%, 10/1/2050	2,320	1,447
		113,610
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	3,087	2,843
Shutterfly Finance LLC
8.50%, 10/1/2027 (a)	1,386	1,299
9.75%, 10/1/2027 (a)	155	156
Wayfair LLC 7.25%, 10/31/2029 (a)	4,978	5,076
		9,374
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	9,368	8,805
6.38%, 3/1/2034 (a)	1,685	1,735
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	8,783	9,020
Griffon Corp. 5.75%, 3/1/2028	5,514	5,506
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	4,690	4,858
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,775	3,892
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	5,068	5,227
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	6,050	6,454
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	2,400	2,449
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	2,952	2,925
4.38%, 7/15/2030 (a)	6,254	5,993
3.38%, 1/15/2031 (a)	3,064	2,781
		59,645
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	2,500	2,664
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	8,610	9,516
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	3,980	4,070
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	3,050	2,979
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	2,141	2,181
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	2,523	2,655
5.41%, 5/10/2029	3,270	3,403
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	1,955	2,095
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	6,515	5,969
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	12,570	13,649
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	9,708	9,628
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	3,049	3,021
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	4,730	4,656
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	8,572	8,370
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	7,466	7,389
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	5,902	5,848
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	1,615	1,598
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	7,601	7,979
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,145	27,822
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	11,366	11,705
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	3,695	3,870
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	2,050	2,099
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	7,010	7,087
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	13,385	13,792
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	14,210	14,671
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	16,408	14,808
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	5,220	4,747
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	23,360	23,758
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	27,120	26,950
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	1,262	1,110
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	2,194	1,651
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	1,064	814
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (h)	1,000	1
8.00%, 8/1/2015 (h)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (h)	235	—
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (c)	777	793
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (c)	389	350
Morgan Stanley
5.00%, 11/24/2025	821	822
3.13%, 7/27/2026	752	745
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	1,348	1,335
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	6,014	6,142
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	6,097	6,292
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	13,950	14,339
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	3,186	3,200
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	23,575	24,150
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	26,420	26,674
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	7,505	7,747
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	15,193	14,160
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	18,061	18,617
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	4,918	4,266
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	3,922	3,406
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	2,273	2,047
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	4,890	5,049
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	4,110	4,337
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	8,520	8,682
(SOFR + 1.76%), 5.66%, 4/17/2036 (c)	7,190	7,484
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	3,160	2,740
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	5,267	4,907
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	5,340	4,068
(SOFR + 1.43%), 2.80%, 1/25/2052 (c)	3,495	2,153
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,938
3.25%, 12/1/2049	5,340	3,706
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	2,625	2,717
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (i)	2,000	2,112
UBS AG (Switzerland) 7.50%, 2/15/2028	688	742
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	1,890	1,866
4.28%, 1/9/2028 (a)	9,976	9,964
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	11,213	11,295
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (c) (d) (e) (f)	2,230	2,444
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	831	823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	1,107	1,143
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	27,883	26,588
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	8,480	8,860
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (c)	2,521	2,764
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	2,250	2,642
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (c)	3,950	4,920
		515,584
Chemicals — 0.2%
Avient Corp.
7.13%, 8/1/2030 (a)	4,223	4,363
6.25%, 11/1/2031 (a)	245	250
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,971	2,958
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	8,200	5,750
Celanese US Holdings LLC 6.88%, 7/15/2032 (g)	1,950	2,014
CF Industries, Inc. 4.95%, 6/1/2043	2,063	1,845
Chemours Co. (The) 5.75%, 11/15/2028 (a)	3,258	3,137
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,681
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	67

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,779	2,694
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000	983
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	1,181	1,184
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	2,405	2,519
4.25%, 5/15/2029 (a)	918	881
9.00%, 2/15/2030 (a)	3,995	4,291
OCP SA (Morocco)
6.70%, 3/1/2036 (a)	2,010	2,077
7.50%, 5/2/2054 (a)	4,366	4,511
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	1,488	1,513
6.25%, 8/15/2033 (a)	275	284
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,958
4.50%, 10/15/2029	6,983	6,745
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	3,612	3,583
6.63%, 8/15/2032 (a)	2,775	2,767
		59,988
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	5,981
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,251	4,109
4.88%, 7/15/2032 (a)	7,112	6,844
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	2,807	2,740
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,182	2,105
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,621
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,826	1,813
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	5,170	5,041
4.75%, 6/15/2029 (a)	4,342	4,273
6.75%, 1/15/2031 (a)	8,539	8,914
ILFC E-Capital Trust I 6.43%, 12/21/2065 (a) (j)	5,178	4,347
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,866	1,814
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	2,110	2,109
Republic Services, Inc.
1.45%, 2/15/2031	1,952	1,680
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
2.38%, 3/15/2033	117	101
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	1,940	1,909
7.38%, 10/1/2031 (a)	2,175	2,275
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,000	2,085
		59,761
Communications Equipment — 0.1%
Cisco Systems, Inc. 4.95%, 2/24/2032	11,260	11,630
CommScope LLC
4.75%, 9/1/2029 (a)	2,124	2,098
9.50%, 12/15/2031 (a)	1,230	1,272
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	1,442
		16,442
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	1,836	1,874
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,391	1,114
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,378
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,882
MasTec, Inc. 6.63%, 8/15/2029 (a)	1,457	1,450
Quanta Services, Inc.
4.50%, 1/15/2031	4,780	4,774
5.25%, 8/9/2034	7,380	7,472
		26,944
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (c) (e) (f)	2,405	2,477
Knife River Corp. 7.75%, 5/1/2031 (a)	4,428	4,644
		7,121
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	5,020	4,917
3.00%, 10/29/2028	10,510	10,112
5.10%, 1/19/2029	560	573
4.63%, 9/10/2029	10,000	10,081
3.30%, 1/30/2032	2,900	2,655
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	2,238	2,343
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Ally Financial, Inc. 6.70%, 2/14/2033	1,160	1,205
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	2,500	2,530
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	15,218	15,637
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	5,300	5,368
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	4,570	4,775
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	2,112	2,115
2.13%, 2/21/2026 (a)	1,010	998
2.53%, 11/18/2027 (a)	14,148	13,570
6.38%, 5/4/2028 (a)	3,660	3,828
5.75%, 3/1/2029 (a)	11,663	12,070
5.75%, 11/15/2029 (a)	34,030	35,306
5.15%, 1/15/2030 (a)	19,980	20,287
5.38%, 5/30/2030 (a)	865	887
4.90%, 10/10/2030 (a)	14,910	14,965
Capital One Financial Corp. (SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,093	2,034
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	1,841	1,806
5.11%, 5/3/2029	870	858
5.30%, 9/6/2029	1,000	993
7.20%, 6/10/2030	920	977
4.00%, 11/13/2030	6,651	6,184
General Motors Financial Co., Inc. 5.95%, 4/4/2034	3,935	4,033
ILFC E-Capital Trust II 6.68%, 12/21/2065 (a) (j)	1,015	868
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (a)	1,275	1,339
5.15%, 3/17/2030 (a)	2,940	2,973
OneMain Finance Corp.
7.13%, 3/15/2026	633	640
3.88%, 9/15/2028	1,500	1,438
6.63%, 5/15/2029	6,480	6,663
5.38%, 11/15/2029	6,179	6,110
		201,138
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	12,488	12,412
5.88%, 2/15/2028 (a)	3,893	3,892
3.50%, 3/15/2029 (a)	2,130	2,025
4.88%, 2/15/2030 (a)	981	966
Kroger Co. (The) Series B, 7.70%, 6/1/2029	874	978
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	5,217	5,210
6.13%, 9/15/2032 (a)	933	955
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (h)	3,597	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (h)	376	— (k)
Series B, 15.00%, 8/30/2031 ‡ (h)	512	—
Series A, 15.00%, 8/30/2031 ‡ (h)	1,088	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	1,011	—
Sysco Corp. 5.10%, 9/23/2030	3,885	4,006
		30,444
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	6,660	6,819
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	9,786	9,297
5.25%, 8/15/2027 (a)	1,725	760
Ball Corp.
6.00%, 6/15/2029	3,791	3,889
5.50%, 9/15/2033	2,560	2,591
Berry Global, Inc. 5.80%, 6/15/2031	25,745	27,261
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,132
6.38%, 7/15/2032 (a)	1,905	1,936
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	4,243	4,293
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,524	3,521
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,423
Sonoco Products Co. 3.13%, 5/1/2030	10,589	9,966
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,139
		77,027
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	3,883	3,799
3.88%, 11/15/2029 (a)	1,570	1,489
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	2,641	2,771
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	4,015	4,100
		12,159
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	69

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	4,985	4,948
5.75%, 10/15/2032	795	803
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,004	2,120
		7,871
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	4,433
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,442
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,089
2.25%, 4/1/2033	2,796	2,314
		12,278
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
1.65%, 2/1/2028	8,737	8,244
3.50%, 6/1/2041	5,594	4,379
3.50%, 9/15/2053	13,080	8,757
3.55%, 9/15/2055	28,665	19,061
6.05%, 8/15/2056	8,370	8,416
CCO Holdings LLC
4.75%, 3/1/2030 (a)	28,256	27,156
4.50%, 8/15/2030 (a)	14,846	14,053
4.25%, 2/1/2031 (a)	13,735	12,669
4.75%, 2/1/2032 (a)	1,010	937
4.50%, 5/1/2032	2,285	2,090
Embarq LLC 8.00%, 6/1/2036	3,973	1,885
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	865
6.00%, 9/30/2034 (a)	2,780	2,631
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	3,520	3,519
Level 3 Financing, Inc. 7.00%, 3/31/2034 (a)	2,104	2,118
Lumen Technologies, Inc. 4.13%, 4/15/2030 (a)	5,900	5,782
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,814
Verizon Communications, Inc.
4.78%, 2/15/2035	3,366	3,282
5.40%, 7/2/2037 (a)	11,551	11,600
3.40%, 3/22/2041	2,355	1,824
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,223	2,189
		146,271
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — 2.6%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	314
Series M, 3.65%, 4/1/2050	1,942	1,424
Series N, 2.75%, 8/15/2051	2,427	1,487
Alabama Power Co.
6.13%, 5/15/2038	865	945
5.50%, 3/15/2041	1,214	1,211
Series A, 4.30%, 7/15/2048	340	282
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,872
Arizona Public Service Co.
4.70%, 1/15/2044	146	124
4.25%, 3/1/2049	971	768
Baltimore Gas and Electric Co.
5.45%, 6/1/2035	7,576	7,807
4.25%, 9/15/2048	1,360	1,090
3.20%, 9/15/2049	1,432	959
2.90%, 6/15/2050	816	513
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,229
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,258	1,287
Commonwealth Edison Co.
4.00%, 3/1/2048	292	230
5.95%, 6/1/2055	3,106	3,192
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,290
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,936
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,498
3.95%, 6/15/2042	370	302
Series A, 4.00%, 4/1/2043	4,728	3,887
Series B, 3.65%, 3/1/2052	636	461
5.40%, 4/1/2053	518	501
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	3,986
Duke Energy Carolinas LLC 3.70%, 12/1/2047	971	728
Duke Energy Corp. 5.80%, 6/15/2054	3,300	3,216
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,773
5.90%, 3/1/2033	400	428
6.20%, 11/15/2053	1,985	2,104
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,472
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.75%, 4/1/2050	9,897	6,067
5.40%, 4/1/2053	5,189	4,936
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,831
4.30%, 2/1/2049	1,427	1,150
Duke Energy Progress LLC
5.05%, 3/15/2035	9,659	9,749
4.10%, 5/15/2042	297	249
3.70%, 10/15/2046	195	147
5.55%, 3/15/2055	888	864
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	13,212	13,217
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	5,450	5,832
Emera US Finance LP (Canada)
2.64%, 6/15/2031	18,635	16,584
4.75%, 6/15/2046	4,950	4,125
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	6,311	6,351
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,755
2.50%, 7/12/2031 (a) (g)	4,904	4,370
5.50%, 6/26/2034 (a)	9,365	9,608
Entergy Arkansas LLC 5.75%, 6/1/2054	840	836
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	11,370	11,841
Entergy Louisiana LLC
3.12%, 9/1/2027	729	716
1.60%, 12/15/2030	7,252	6,346
5.15%, 9/15/2034	2,400	2,429
4.20%, 4/1/2050	1,360	1,076
2.90%, 3/15/2051	3,920	2,430
5.70%, 3/15/2054	6,300	6,153
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,287
3.85%, 6/1/2049	486	364
3.50%, 6/1/2051	1,534	1,047
5.85%, 6/1/2054	2,885	2,861
5.80%, 4/15/2055	2,980	2,967
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,651
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	15,461
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
3.55%, 9/30/2049	753	532
5.55%, 9/15/2054	4,283	4,080
Evergy Metro, Inc. 4.20%, 6/15/2047	714	576
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,957	1,974
Exelon Corp.
4.95%, 6/15/2035	120	117
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (c)	6,710	6,931
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (g)	7,920	7,862
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	777	744
Florida Power & Light Co.
5.40%, 9/1/2035	583	602
3.70%, 12/1/2047	4,466	3,371
3.95%, 3/1/2048	646	512
5.70%, 3/15/2055	9,423	9,433
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,485
Interstate Power and Light Co.
4.10%, 9/26/2028	777	777
4.95%, 9/30/2034	565	557
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,942
2.95%, 5/14/2030 (a)	3,883	3,649
5.40%, 6/1/2033 (a)	5,973	6,081
5.65%, 5/9/2034 (a)	9,145	9,467
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	839
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	989
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,440
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,608
Mississippi Power Co. 3.95%, 3/30/2028	544	544
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,727
Nevada Power Co.
5.38%, 9/15/2040	608	601
6.00%, 3/15/2054	1,510	1,523
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	522	517
5.25%, 2/28/2053	1,379	1,262
5.55%, 3/15/2054	2,650	2,516
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	71

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	3,930	4,152
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	11,405	11,757
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,545	3,713
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	631
Northern States Power Co.
6.20%, 7/1/2037	168	184
2.60%, 6/1/2051	702	422
4.50%, 6/1/2052	2,602	2,186
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	2,549	2,434
3.38%, 2/15/2029 (a)	4,251	4,028
5.25%, 6/15/2029 (a)	10,013	9,983
3.63%, 2/15/2031 (a)	614	566
3.88%, 2/15/2032 (a)	133	122
6.00%, 2/1/2033 (a)	1,804	1,828
6.25%, 11/1/2034 (a)	1,100	1,128
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,206
Ohio Power Co.
4.00%, 6/1/2049	583	436
Series R, 2.90%, 10/1/2051	6,567	3,948
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	636
5.35%, 10/1/2052	534	500
Pacific Gas and Electric Co.
2.95%, 3/1/2026	1,000	990
5.00%, 6/4/2028	5,433	5,511
4.65%, 8/1/2028	11,889	11,901
6.10%, 1/15/2029	1,282	1,338
4.55%, 7/1/2030	19,196	19,011
6.40%, 6/15/2033	11,604	12,326
5.70%, 3/1/2035	16,035	16,253
4.20%, 6/1/2041	1,622	1,283
4.60%, 6/15/2043	1,894	1,539
6.75%, 1/15/2053	3,032	3,130
5.90%, 10/1/2054	1,020	954
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,124
PECO Energy Co. 2.80%, 6/15/2050	729	452
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,119
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
PG&E Corp.
5.00%, 7/1/2028	3,683	3,641
5.25%, 7/1/2030	2,296	2,238
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	20,535	20,379
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,818
Series A-3, 5.54%, 7/15/2047	3,951	3,920
Series A-3, 5.53%, 6/1/2049	4,550	4,482
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	1,010
Series A-4, 5.21%, 12/1/2047	777	741
Series A-5, 5.10%, 6/1/2052	2,850	2,617
Potomac Electric Power Co. 6.50%, 11/15/2037	350	391
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,311
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	1,963
2.70%, 1/15/2051	3,097	1,807
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,320
Series G, 6.63%, 11/15/2037	1,068	1,168
Public Service Electric and Gas Co.
5.80%, 5/1/2037	826	880
5.38%, 11/1/2039	404	411
2.05%, 8/1/2050	2,950	1,557
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	955	937
Series A-2, 5.11%, 12/15/2047	311	293
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	663	675
Series A2, 5.17%, 5/15/2041	298	297
Southern California Edison Co.
5.25%, 3/15/2030	4,400	4,502
5.45%, 6/1/2031	3,540	3,662
5.20%, 6/1/2034	2,399	2,387
5.45%, 3/1/2035	11,696	11,779
Series 06-E, 5.55%, 1/15/2037	437	433
Series 08-A, 5.95%, 2/1/2038	277	283
Series C, 3.60%, 2/1/2045	1,233	884
Series C, 4.13%, 3/1/2048	971	733
Series 20A, 2.95%, 2/1/2051	8,553	5,177
5.88%, 12/1/2053	11,757	11,165
5.75%, 4/15/2054	2,060	1,928
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.90%, 3/1/2055	1,423	1,359
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,089
Southwestern Electric Power Co.
5.30%, 4/1/2033	2,214	2,249
Series J, 3.90%, 4/1/2045	1,206	912
Trinidad Generation UnLtd. (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	3,473	3,642
Tucson Electric Power Co.
4.85%, 12/1/2048	583	506
5.50%, 4/15/2053	2,597	2,444
Union Electric Co.
5.20%, 4/1/2034	2,310	2,365
4.00%, 4/1/2048	1,991	1,561
3.90%, 4/1/2052	1,262	954
5.25%, 1/15/2054	3,765	3,462
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	249
8.88%, 11/15/2038	651	865
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,105
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	1,864	1,861
5.05%, 12/30/2026 (a)	15,150	15,262
5.63%, 2/15/2027 (a)	4,331	4,333
5.00%, 7/31/2027 (a)	6,244	6,227
4.38%, 5/1/2029 (a)	3,033	2,964
4.30%, 7/15/2029 (a)	4,854	4,806
7.75%, 10/15/2031 (a)	4,000	4,250
6.00%, 4/15/2034 (a)	28,434	29,623
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,092
		632,634
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,427	2,081
EnerSys 6.63%, 1/15/2032 (a)	2,000	2,060
Sensata Technologies BV 5.88%, 9/1/2030 (a)	1,980	1,997
		6,138
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,198
Corning, Inc. 5.35%, 11/15/2048	4,854	4,586
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	1,054	969
6.63%, 7/15/2032 (a)	6,125	6,326
		18,079
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	4,915	5,038
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	844
4.08%, 12/15/2047	1,864	1,451
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	3,570	3,787
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,926	4,748
Halliburton Co. 4.75%, 8/1/2043	263	228
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,655	2,699
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,780	2,878
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	1,319	1,318
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	752
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,420	3,561
		27,304
Entertainment — 0.2%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	2,736	2,719
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,638	1,638
6.50%, 5/15/2027 (a)	3,411	3,447
4.75%, 10/15/2027 (a)	3,883	3,851
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,472
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	825
5.40%, 6/12/2029	3,301	3,426
5.60%, 6/12/2034	13,544	14,060
Walt Disney Co. (The) 3.60%, 1/13/2051	11,000	8,073
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	1,795	1,549
		48,060
Financial Services — 0.5%
Block, Inc.
5.63%, 8/15/2030 (a)	776	793
3.50%, 6/1/2031	5,263	4,862
6.50%, 5/15/2032	4,826	5,000
6.00%, 8/15/2033 (a)	621	638
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	2,220	2,355
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	5,930	5,930
Class B, 0.00%, 8/17/2027 ‡	2,944	2,944
CFIN LLC Class B, 0.00%, 8/17/2027 ‡	8,788	8,788
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	73

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	23,000	23,055
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,586
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,250
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	5,446	5,436
5.50%, 8/15/2028 (a)	1,425	1,422
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	2,650	2,712
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	2,120	2,078
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,466	3,758
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,599
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	2,502	2,575
6.38%, 8/1/2033 (a)	1,333	1,383
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,937	2,875
3.63%, 3/1/2029 (a)	2,851	2,718
3.88%, 3/1/2031 (a)	2,370	2,215
4.00%, 10/15/2033 (a)	565	509
Shell International Finance BV 3.63%, 8/21/2042	6,407	5,050
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	5,323	5,519
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,464
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	6,261	6,261
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	4,757	4,757
Visa, Inc. 2.70%, 4/15/2040	1,457	1,106
		112,638
Food Products — 0.8%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	510	534
Bunge Ltd. Finance Corp. 3.20%, 4/21/2031	6,574	6,128
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,736	4,725
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	4,300	4,758
JBS USA Holding Lux SARL
3.75%, 12/1/2031	2,040	1,917
3.63%, 1/15/2032	12,930	11,917
3.00%, 5/15/2032	5,910	5,234
5.50%, 1/15/2036 (a)	26,040	26,126
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
6.38%, 4/15/2066 (a)	2,540	2,504
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,821	2,705
4.38%, 1/31/2032 (a)	941	885
Mars, Inc.
4.80%, 3/1/2030 (a)	48,750	49,682
5.00%, 3/1/2032 (a)	24,690	25,200
5.20%, 3/1/2035 (a)	33,640	33,952
5.65%, 5/1/2045 (a)	4,058	4,000
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,485	1,480
4.63%, 4/15/2030 (a)	2,694	2,598
6.25%, 2/15/2032 (a)	2,092	2,149
		186,494
Gas Utilities — 0.1%
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,087
4.15%, 1/15/2043	565	475
2.85%, 2/15/2052	928	567
5.75%, 10/15/2052	2,083	2,070
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	982
4.27%, 3/15/2048 (a)	971	753
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	777	757
3.35%, 6/1/2050	2,800	1,874
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	648
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,708
		12,921
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	3,593	3,578
5.38%, 3/1/2029 (a)	1,952	1,894
8.00%, 2/15/2031 (a)	2,565	2,647
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	107
6.15%, 5/1/2037	1,629	1,790
4.38%, 9/1/2042	2,437	2,123
3.55%, 2/15/2050	1,873	1,353
5.20%, 4/15/2054	12,708	11,857
5.50%, 3/15/2055	16,045	15,586
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	1,752	1,139
EquipmentShare.com, Inc. 8.63%, 5/15/2032 (a)	4,400	4,739
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,538	6,060
Norfolk Southern Corp. 4.05%, 8/15/2052	971	748
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	2,102	2,088
5.25%, 7/1/2029 (a)	4,600	4,740
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	7,027
Uber Technologies, Inc.
4.80%, 9/15/2034	21,125	20,883
5.35%, 9/15/2054	1,440	1,352
XPO, Inc. 7.13%, 6/1/2031 (a)	6,035	6,282
		95,993
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,673	3,615
Baxter International, Inc. 3.13%, 12/1/2051	3,000	1,842
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,099
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,110	1,099
3.25%, 2/15/2029 (a)	2,313	2,210
Medline Borrower LP
3.88%, 4/1/2029 (a)	7,813	7,503
6.25%, 4/1/2029 (a)	1,834	1,884
5.25%, 10/1/2029 (a)	3,258	3,226
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	11,450	11,814
		34,292
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,921	3,901
5.00%, 4/15/2029 (a)	2,427	2,372
AdaptHealth LLC 4.63%, 8/1/2029 (a)	1,911	1,807
Aetna, Inc. 4.50%, 5/15/2042	218	181
Cencora, Inc.
2.70%, 3/15/2031	2,900	2,658
5.13%, 2/15/2034	1,512	1,529
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,604
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	431	367
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,236
3.75%, 2/15/2031 (a)	662	604
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Encompass Health Corp.
4.50%, 2/1/2028	1,009	999
4.75%, 2/1/2030	2,989	2,947
4.63%, 4/1/2031	1,366	1,324
HCA, Inc.
4.50%, 2/15/2027	19,711	19,727
5.63%, 9/1/2028	4,916	5,071
3.50%, 9/1/2030	1,095	1,044
2.38%, 7/15/2031	4,819	4,248
5.60%, 4/1/2034	5,000	5,139
5.25%, 6/15/2049	6,985	6,167
3.50%, 7/15/2051	1,273	835
4.63%, 3/15/2052	9,054	7,190
5.90%, 6/1/2053	3,930	3,754
6.00%, 4/1/2054	15,000	14,476
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	4,466	3,874
Quest Diagnostics, Inc.
4.63%, 12/15/2029	6,580	6,681
2.95%, 6/30/2030	971	913
Tenet Healthcare Corp.
6.25%, 2/1/2027	486	486
5.13%, 11/1/2027	1,322	1,318
4.63%, 6/15/2028	5,461	5,399
4.25%, 6/1/2029	4,310	4,196
6.13%, 6/15/2030	11,278	11,451
6.75%, 5/15/2031	4,755	4,942
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	14,427	14,427
UnitedHealth Group, Inc.
5.35%, 2/15/2033	21,410	22,148
3.95%, 10/15/2042	598	486
3.75%, 10/15/2047	1,088	809
3.25%, 5/15/2051	1,898	1,239
5.88%, 2/15/2053	89	88
5.05%, 4/15/2053	5,042	4,425
3.88%, 8/15/2059	782	544
		175,606
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	2,890	2,703
1.88%, 2/1/2033	2,801	2,270
5.15%, 4/15/2053	1,059	927
Healthpeak OP LLC 3.00%, 1/15/2030	486	460
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,982
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	75

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP
4.13%, 1/15/2026	84	84
3.25%, 10/15/2026	212	209
3.85%, 4/1/2027	600	597
5.63%, 7/1/2034	3,311	3,425
		12,657
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	5,377	5,356
6.25%, 6/1/2032 (a)	6,008	6,193
		11,549
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	7,088	7,070
7.25%, 7/15/2028 (a)	971	999
6.50%, 4/1/2032 (a)	3,172	3,260
6.50%, 6/15/2033 (a)	1,262	1,304
		12,633
Hotels, Restaurants & Leisure — 0.6%
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,418
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	6,300	6,515
6.50%, 2/15/2032 (a)	7,857	8,055
Carnival Corp.
6.00%, 5/1/2029 (a)	3,275	3,317
5.88%, 6/15/2031 (a)	2,600	2,665
5.75%, 8/1/2032 (a)	4,208	4,277
6.13%, 2/15/2033 (a)	13,036	13,387
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	855	857
3.75%, 5/1/2029 (a)	3,424	3,284
4.88%, 1/15/2030	2,112	2,106
4.00%, 5/1/2031 (a)	367	346
3.63%, 2/15/2032 (a)	1,423	1,299
5.88%, 3/15/2033 (a)	7,996	8,160
5.75%, 9/15/2033 (a)	2,595	2,616
McDonald's Corp.
3.63%, 9/1/2049	1,570	1,140
5.15%, 9/9/2052	7,371	6,777
MGM Resorts International
4.63%, 9/1/2026	2,015	2,002
4.75%, 10/15/2028	3,125	3,106
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
6.13%, 9/15/2029	2,065	2,109
6.50%, 4/15/2032	1,675	1,719
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	9,205	9,352
6.25%, 3/15/2032 (a)	6,965	7,188
6.00%, 2/1/2033 (a)	3,504	3,595
Six Flags Entertainment Corp.
6.50%, 10/1/2028	4,805	4,833
5.25%, 7/15/2029	1,641	1,589
7.25%, 5/15/2031 (a)	2,110	2,120
6.63%, 5/1/2032 (a)	2,416	2,455
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,998	2,955
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,665	4,832
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,803
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	4,185	4,156
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	11,711	11,689
6.25%, 3/15/2033 (a)	1,584	1,604
		137,326
Household Durables — 0.1%
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	1,462	1,543
6.63%, 9/15/2029	4,524	4,546
6.38%, 5/15/2030	1,025	1,011
6.63%, 5/15/2032	683	667
6.87%, 4/1/2036 (g)	4,374	4,274
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	8,068	7,755
		19,796
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	520	517
4.13%, 10/15/2030	2,549	2,411
4.13%, 4/30/2031 (a)	724	675
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	4,985	4,902
		8,505
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
4.50%, 2/15/2028 (a)	2,913	2,885
5.13%, 3/15/2028 (a)	20,425	20,410
4.63%, 2/1/2029 (a)	14,080	13,911
5.00%, 2/1/2031 (a)	1,223	1,213
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC
6.25%, 10/1/2039	195	209
5.75%, 10/1/2041	6,850	6,902
5.60%, 6/15/2042	3,352	3,291
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	5,614	5,770
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	6,259	6,652
		61,243
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	4,740	4,408
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	582	574
Prologis LP
1.75%, 7/1/2030	2,427	2,160
3.00%, 4/15/2050	4,989	3,219
2.13%, 10/15/2050	1,457	772
		6,725
Insurance — 0.3%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	1,680	1,312
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	12,000	12,194
Aon Corp.
5.35%, 2/28/2033	864	894
6.25%, 9/30/2040	233	250
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,293
3.85%, 3/15/2052	4,281	3,251
CNO Global Funding
5.88%, 6/4/2027 (a)	6,500	6,668
4.95%, 9/9/2029 (a)	1,705	1,744
Corebridge Global Funding 4.90%, 8/21/2032 (a)	4,775	4,789
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	2,000	2,094
4.18%, 9/26/2029 (a)	2,620	2,622
MetLife, Inc.
6.50%, 12/15/2032	680	764
4.13%, 8/13/2042	486	408
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,440
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
5.15%, 3/28/2033 (a)	8,975	9,228
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,657
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,685
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	333
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,292
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,589
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	2,000	1,996
Principal Life Global Funding II
3.00%, 4/18/2026 (a)	569	564
5.10%, 1/25/2029 (a)	2,650	2,719
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,456
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	486	437
4.27%, 5/15/2047 (a)	777	626
		67,305
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	13,747	13,589
5.40%, 8/15/2054	9,370	8,989
Snap, Inc. 6.88%, 3/1/2033 (a)	828	837
		23,415
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	5,345	5,221
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,530
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	1,750	1,756
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	23,800	24,217
		34,724
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,855	4,022
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,179	8,572
Esab Corp. 6.25%, 4/15/2029 (a)	2,335	2,401
Hillenbrand, Inc.
6.25%, 2/15/2029	1,255	1,282
3.75%, 3/1/2031	4,565	4,197
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	77

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	682
6.25%, 5/15/2038	428	470
Terex Corp.
5.00%, 5/15/2029 (a)	950	935
6.25%, 10/15/2032 (a)	1,792	1,814
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,520	3,640
		23,993
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	1,955	1,917
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	6,022	6,311
		8,228
Media — 1.0%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,118
2.80%, 4/1/2031	4,175	3,757
6.55%, 6/1/2034	18,400	19,519
5.85%, 12/1/2035 (l)	5,660	5,670
3.50%, 6/1/2041	3,466	2,492
3.50%, 3/1/2042	5,772	4,097
3.70%, 4/1/2051	3,107	2,001
3.90%, 6/1/2052	1,651	1,094
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	5,592	5,680
7.50%, 3/15/2033 (a)	2,793	2,843
Comcast Corp.
1.95%, 1/15/2031	3,951	3,501
5.30%, 6/1/2034	3,540	3,644
4.40%, 8/15/2035	3,738	3,559
3.90%, 3/1/2038	12,124	10,556
3.25%, 11/1/2039	10,222	8,050
3.97%, 11/1/2047	1,083	828
4.00%, 3/1/2048	4,990	3,818
4.00%, 11/1/2049	132	99
3.45%, 2/1/2050	4,085	2,779
2.80%, 1/15/2051	11,050	6,550
2.89%, 11/1/2051	1,968	1,178
5.35%, 5/15/2053	15,813	14,507
2.94%, 11/1/2056	36,233	20,861
2.99%, 11/1/2063	1,152	641
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,039	1,871
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
4.50%, 11/15/2031 (a)	2,571	1,668
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,422	4,400
DISH DBS Corp.
5.25%, 12/1/2026 (a)	6,014	5,834
5.75%, 12/1/2028 (a)	1,782	1,677
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,871
EchoStar Corp. 10.75%, 11/30/2029	1,330	1,431
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,765	1,921
4.75%, 10/15/2030 (a)	2,049	1,538
5.38%, 11/15/2031 (a)	2,114	1,559
7.25%, 8/15/2033 (a)	2,750	2,709
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	3,549	3,041
10.88%, 5/1/2030 (a)	1,522	901
7.75%, 8/15/2030 (a)	3,766	2,988
Lamar Media Corp. 4.00%, 2/15/2030	5,243	4,984
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	7,491	7,483
4.75%, 11/1/2028 (a)	1,369	1,344
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	1,685	1,778
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	2,868	2,540
Sinclair Television Group, Inc. 4.38%, 12/31/2032 (a)	4,757	3,374
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	10,513	10,146
5.50%, 7/1/2029 (a)	13,074	13,055
4.13%, 7/1/2030 (a)	2,672	2,484
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,660	5,459
TEGNA, Inc.
4.63%, 3/15/2028	3,801	3,770
5.00%, 9/15/2029	4,969	4,974
Time Warner Cable LLC 5.50%, 9/1/2041	7,750	7,003
		234,645
Metals & Mining — 0.4%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	923	938
6.38%, 9/15/2032 (a)	2,069	2,110
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,965
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,783
Carpenter Technology Corp. 6.38%, 7/15/2028	4,422	4,435
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	3,585	3,581
4.63%, 3/1/2029 (a)	2,799	2,652
6.75%, 4/15/2030 (a)	2,710	2,740
7.50%, 9/15/2031 (a)	955	968
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	2,062	2,182
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	8,251	8,269
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	109
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,845
5.19%, 4/1/2030 (a)	3,770	3,875
2.50%, 9/1/2030 (a)	850	776
2.85%, 4/27/2031 (a)	8,941	8,151
2.63%, 9/23/2031 (a)	8,632	7,697
5.63%, 4/4/2034 (a)	25,200	25,857
Novelis Corp. 6.38%, 8/15/2033 (a)	908	917
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,916
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,597
		88,363
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	17,715	17,675
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,804
Series QIB, 4.50%, 9/1/2026 (a)	18,930	18,400
Series QIB, 4.50%, 3/15/2027 (a)	29,123	27,406
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (g)	28,328	27,764
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	25,000	23,902
Series QIB, 9.38%, 3/1/2028 (a)	37,000	36,695
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	4,625	4,847
		161,493
Multi-Utilities — 0.5%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,218
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,526
3.25%, 3/15/2050	3,835	2,576
5.55%, 7/1/2054	3,600	3,530
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,412
2.85%, 5/15/2051	7,514	4,587
4.60%, 5/1/2053	1,160	963
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	407
Series 2017, 3.88%, 6/15/2047	1,238	946
Series E, 4.65%, 12/1/2048	1,651	1,420
4.50%, 5/15/2058	785	633
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,592
4.35%, 4/15/2049	486	404
4.35%, 8/31/2064	477	360
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	773
7.00%, 6/15/2038	389	443
Series C, 4.90%, 8/1/2041	45	41
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	2,750	2,943
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	4,220	4,411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	13,230	13,553
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	8,893	8,979
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,871
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,852
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,178
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	657	683
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	882
2.89%, 9/15/2051	1,282	776
5.69%, 6/15/2054	14,682	14,465
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,412
6.00%, 6/1/2039	486	519
4.50%, 8/15/2040	242	220
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	79

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Series UUU, 3.32%, 4/15/2050	4,641	3,125
5.35%, 4/1/2053	1,059	987
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	11,580	11,751
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.37%, 4/1/2056 (c)	2,745	2,767
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,247
		117,452
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	1,505	1,484
Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	2,560	2,286
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	3,200	3,209
5.38%, 6/15/2029 (a)	4,996	4,966
Antero Resources Corp. 7.63%, 2/1/2029 (a)	5,289	5,395
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	1,135	1,155
6.63%, 7/15/2033 (a)	1,205	1,223
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	5,036	5,140
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,170	3,170
7.00%, 7/15/2029 (a)	1,401	1,458
7.25%, 7/15/2032 (a)	976	1,036
BP Capital Markets America, Inc.
4.81%, 2/13/2033	4,476	4,490
4.89%, 9/11/2033	3,466	3,486
5.23%, 11/17/2034	11,245	11,487
3.00%, 2/24/2050	5,102	3,245
2.77%, 11/10/2050	3,971	2,392
2.94%, 6/4/2051	5,194	3,218
3.00%, 3/17/2052	2,952	1,849
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 9/1/2025 (c) (e) (f)	2,246	2,243
Buckeye Partners LP 4.13%, 12/1/2027	2,156	2,121
California Resources Corp. 7.13%, 2/1/2026 (a)	500	498
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	20,179
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
4.00%, 3/1/2031	8,788	8,469
5.75%, 8/15/2034	29,095	29,883
Cheniere Energy, Inc. 4.63%, 10/15/2028	11,386	11,377
Chord Energy Corp. 6.75%, 3/15/2033 (a)	2,670	2,738
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,151	4,311
8.63%, 11/1/2030 (a)	3,840	3,998
8.75%, 7/1/2031 (a)	6,940	7,139
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	3,700	3,758
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	17,257	18,268
6.50%, 8/15/2043 (a)	2,890	3,004
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	4,948	4,878
ConocoPhillips Co. 5.55%, 3/15/2054	17,910	16,994
Coterra Energy, Inc.
3.90%, 5/15/2027	2,825	2,806
5.40%, 2/15/2035	10,510	10,466
5.90%, 2/15/2055	8,000	7,463
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	6,039	6,284
8.38%, 1/15/2034 (a)	1,567	1,590
Diamondback Energy, Inc. 4.40%, 3/24/2051	5,083	3,943
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (i)	51,000	49,733
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,947
4.38%, 6/15/2031 (a)	2,602	2,503
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	11,180	10,674
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,100	2,275
8.38%, 1/19/2036	1,912	1,933
Enbridge, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	9,057	10,245
Energy Transfer LP
5.25%, 7/1/2029	6,650	6,859
5.00%, 5/15/2050	4,854	4,029
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	17,040	16,929
Eni SpA (Italy)
5.75%, 5/19/2035 (a)	3,253	3,359
5.95%, 5/15/2054 (a)	16,608	16,123
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	517
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,189
Series J, 5.75%, 3/1/2035	777	810
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (c)	1,457	1,442
EQT Corp. 4.75%, 1/15/2031 (a)	32,267	32,039
Expand Energy Corp.
5.38%, 2/1/2029	2,501	2,506
6.75%, 4/15/2029 (a)	10,284	10,396
5.38%, 3/15/2030	2,938	2,968
4.75%, 2/1/2032	34,614	33,691
Exxon Mobil Corp. 3.00%, 8/16/2039	1,555	1,220
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	924	844
4.32%, 12/30/2039 (a)	1,243	990
FS Luxembourg Sarl (Brazil) 8.63%, 6/25/2033 (a)	3,420	3,489
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (a)	2,997	3,142
Genesis Energy LP 7.75%, 2/1/2028	4,831	4,884
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	1,798	1,792
3.45%, 10/15/2027 (a)	1,423	1,400
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,916	1,894
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,054	2,101
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,330	3,429
Hess Corp.
4.30%, 4/1/2027	11,740	11,767
5.60%, 2/15/2041	9,900	10,043
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,396	1,419
5.50%, 10/15/2030 (a)	2,015	2,026
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	9,460	9,338
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	2,705	2,821
Kinder Morgan, Inc.
5.15%, 6/1/2030	5,160	5,306
5.05%, 2/15/2046	3,350	2,939
3.25%, 8/1/2050	5,524	3,514
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,473
5.88%, 6/15/2030 (a)	20,881	21,060
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Matador Resources Co.
6.88%, 4/15/2028 (a)	220	225
6.50%, 4/15/2032 (a)	3,510	3,561
6.25%, 4/15/2033 (a)	2,347	2,364
MPLX LP
4.80%, 2/15/2031	15,780	15,792
5.20%, 3/1/2047	314	273
4.95%, 3/14/2052	1,219	1,004
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,935	1,974
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,729
NuStar Logistics LP
5.63%, 4/28/2027	3,651	3,671
6.38%, 10/1/2030	647	670
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,541
ONEOK, Inc.
6.50%, 9/1/2030 (a)	10,152	10,925
4.75%, 10/15/2031	7,170	7,170
5.60%, 4/1/2044	9,205	8,442
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	5,848
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	5,945	5,946
9.88%, 7/15/2031 (a)	1,222	1,327
7.00%, 1/15/2032 (a)	1,950	2,022
6.25%, 2/1/2033 (a)	1,655	1,686
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	2,417	2,298
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,524	2,534
5.35%, 2/12/2028	3,160	3,096
6.84%, 1/23/2030	4,300	4,274
5.95%, 1/28/2031	3,398	3,184
6.70%, 2/16/2032	2,475	2,373
10.00%, 2/7/2033	7,907	8,829
7.69%, 1/23/2050	14,305	12,199
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	21,309
Raizen Fuels Finance SA (Brazil) 5.70%, 1/17/2035 (a)	6,228	5,689
Range Resources Corp. 8.25%, 1/15/2029	5,886	6,041
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,070	3,021
4.80%, 5/15/2030 (a)	2,250	2,191
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	14,148	14,189
Shell Finance US, Inc. 4.00%, 5/10/2046	2,913	2,323
SM Energy Co.
6.75%, 9/15/2026	4,864	4,855
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	81

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.63%, 1/15/2027	1,256	1,257
6.75%, 8/1/2029 (a)	1,687	1,704
7.00%, 8/1/2032 (a)	1,446	1,456
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	8,250	8,321
5.03%, 10/1/2029	4,925	4,986
Sunoco LP
6.00%, 4/15/2027	1,491	1,492
7.00%, 5/1/2029 (a)	1,222	1,269
4.50%, 5/15/2029	3,662	3,570
7.25%, 5/1/2032 (a)	3,235	3,422
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	3,607	3,602
5.50%, 1/15/2028 (a)	4,820	4,812
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,515
3.13%, 5/29/2050	6,549	4,303
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,626
5.28%, 9/10/2054	6,340	5,858
5.64%, 4/5/2064	14,350	13,766
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,603
5.85%, 3/15/2036	800	829
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (c)	16,507	16,261
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,358
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	2,956	2,834
3.88%, 11/1/2033 (a)	7,318	6,519
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	6,172	6,395
9.50%, 2/1/2029 (a)	4,010	4,409
7.00%, 1/15/2030 (a)	2,310	2,380
8.38%, 6/1/2031 (a)	4,854	5,093
9.88%, 2/1/2032 (a)	3,150	3,430
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	7,801	8,144
6.75%, 1/15/2036 (a)	1,680	1,763
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	2,045	2,015
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,470
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
4.65%, 8/15/2032	6,850	6,763
5.80%, 11/15/2054	11,000	10,658
		891,131
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,108	2,110
7.25%, 2/15/2028 (a)	775	795
5.75%, 4/20/2029 (a)	11,257	11,319
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,196	1,153
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	3,950	3,925
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	3,727	3,514
United Airlines, Inc. 4.63%, 4/15/2029 (a)	4,915	4,837
		27,653
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	4,937	4,913
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,585
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,168	3,188
		10,686
Pharmaceuticals — 0.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,639	2,740
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	2,228	2,011
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	12,910	13,255
4.13%, 6/15/2039	5,823	5,188
2.35%, 11/13/2040	3,883	2,670
3.70%, 3/15/2052	6,576	4,749
5.55%, 2/22/2054	30,105	29,030
3.90%, 3/15/2062	3,680	2,612
6.40%, 11/15/2063	640	685
5.65%, 2/22/2064	10,635	10,186
Eli Lilly & Co.
5.00%, 2/9/2054	5,750	5,270
4.95%, 2/27/2063	2,400	2,134
Merck & Co., Inc.
4.00%, 3/7/2049	2,110	1,662
2.90%, 12/10/2061	2,340	1,344
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,741
5.13%, 4/30/2031 (a)	4,095	3,509
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (h)	4,135	—
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,034	5,044
5.30%, 5/19/2053	5,170	4,816
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,620
3.90%, 3/15/2039	2,874	2,508
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	5,254	3,428
Wyeth LLC 5.95%, 4/1/2037	1,068	1,139
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,760
5.60%, 11/16/2032	1,870	1,978
5.00%, 8/17/2035	6,230	6,204
		120,283
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	598
Triad Properties Corp. 0.00%, 4/1/2052 ‡	17,479	17,479
		18,077
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,757
ERP Operating LP 2.85%, 11/1/2026	2,913	2,873
Essex Portfolio LP
2.65%, 3/15/2032	3,160	2,793
5.50%, 4/1/2034	6,395	6,600
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,261
UDR, Inc.
2.10%, 8/1/2032	923	779
1.90%, 3/15/2033	491	398
5.13%, 9/1/2034	4,430	4,447
		21,908
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	915
4.30%, 10/15/2028	777	778
5.50%, 6/15/2034	1,200	1,235
3.50%, 4/15/2051	4,170	2,844
Realty Income Corp.
3.25%, 1/15/2031	539	510
2.70%, 2/15/2032	4,675	4,153
1.80%, 3/15/2033	1,068	876
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Retail REITs — continued
Regency Centers LP 3.70%, 6/15/2030	3,743	3,648
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	971	969
		15,928
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,583	5,578
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	2,058
Broadcom, Inc.
3.47%, 4/15/2034 (a)	15,200	13,633
3.14%, 11/15/2035 (a)	31,220	26,416
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,242	2,180
5.95%, 6/15/2030 (a)	6,272	6,353
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	4,720	4,901
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	2,904	2,906
KLA Corp. 3.30%, 3/1/2050	761	526
Marvell Technology, Inc.
4.75%, 7/15/2030	1,805	1,821
2.95%, 4/15/2031	6,485	5,957
5.45%, 7/15/2035	7,768	7,900
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,750	2,672
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	6,243
		89,144
Software — 0.6%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	5,562	5,602
Elastic NV 4.13%, 7/15/2029 (a)	4,440	4,267
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	2,346	2,377
Intuit, Inc. 5.20%, 9/15/2033	7,430	7,706
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,387	5,311
5.13%, 4/15/2029 (a)	1,000	987
Oracle Corp.
2.30%, 3/25/2028	5,772	5,517
4.30%, 7/8/2034	551	523
3.90%, 5/15/2035	1,500	1,353
3.85%, 7/15/2036	1,705	1,498
3.65%, 3/25/2041	3,350	2,621
4.13%, 5/15/2045	5,145	4,044
3.95%, 3/25/2051	1,418	1,023
5.38%, 9/27/2054	830	739
6.00%, 8/3/2055	36,110	35,275
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,715	5,032
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	83

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Roper Technologies, Inc.
4.45%, 9/15/2030	3,630	3,638
1.75%, 2/15/2031	1,165	1,010
4.75%, 2/15/2032	2,620	2,638
4.90%, 10/15/2034	10,280	10,175
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,049	3,050
6.50%, 6/1/2032 (a)	2,220	2,304
Synopsys, Inc.
5.00%, 4/1/2032	9,252	9,439
5.15%, 4/1/2035	2,539	2,561
5.70%, 4/1/2055	8,360	8,208
VMware LLC 4.65%, 5/15/2027	3,039	3,058
Workday, Inc. 3.70%, 4/1/2029	5,484	5,399
		135,355
Specialized REITs — 0.1%
American Tower Corp. 1.45%, 9/15/2026	1,403	1,363
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,280
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,269	6,229
5.25%, 3/15/2028 (a)	962	960
4.88%, 9/15/2029 (a)	1,457	1,432
5.25%, 7/15/2030 (a)	2,515	2,489
6.25%, 1/15/2033 (a)	2,070	2,118
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	1,896	1,913
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,412
SBA Communications Corp. 3.13%, 2/1/2029	5,306	4,986
		27,182
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,592	3,550
4.75%, 3/1/2030	1,199	1,171
AutoZone, Inc. 5.40%, 7/15/2034	1,920	1,973
Bath & Body Works, Inc.
7.50%, 6/15/2029	6,323	6,493
6.88%, 11/1/2035	1,753	1,826
6.75%, 7/1/2036	2,170	2,208
Escrow Rite Aid 0.00%, 12/31/2049 ‡	354	— (k)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,427	5,090
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	11,961
3.63%, 4/15/2052	2,585	1,873
3.50%, 9/15/2056	5,048	3,474
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	394	390
3.88%, 6/1/2029 (a)	3,005	2,881
4.38%, 1/15/2031 (a)	1,612	1,532
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	178
1.75%, 3/15/2031	1,212	1,054
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,823
PetSmart LLC 7.50%, 9/15/2032 (a)	3,563	3,526
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,952	2,870
Staples, Inc. 12.75%, 1/15/2030 (a)	5,102	3,632
		60,505
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	766
2.65%, 2/8/2051	4,385	2,691
2.70%, 8/5/2051	11,155	6,890
2.85%, 8/5/2061	5,325	3,138
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	3,204	3,041
3.13%, 7/15/2029 (a)	2,141	1,916
4.13%, 1/15/2031 (a)	3,545	3,231
8.50%, 7/15/2031 (a)	2,456	2,606
9.63%, 12/1/2032 (a)	765	869
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	1,966
		27,114
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	2,807	2,801
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	5,590	5,591
2.45%, 2/4/2032	3,883	3,380
5.63%, 2/6/2035	7,990	8,205
3.40%, 2/4/2041	9,538	7,155
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,851
2.26%, 3/25/2028	267	254
4.39%, 8/15/2037	24,553	22,176
5.65%, 3/16/2052	6,410	5,943
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	27,669	28,595
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	17,171	17,832
5.85%, 6/15/2035 (a)	5,490	5,798
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,698
5.63%, 9/7/2033	13,190	13,845
5.25%, 2/13/2034	13,569	13,864
4.38%, 11/15/2041	11,926	10,406
		154,593
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	4,648	4,643
7.00%, 6/15/2030 (a)	2,799	2,913
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,069	4,942
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	2,757	2,847
United Rentals North America, Inc.
4.88%, 1/15/2028	2,894	2,878
5.25%, 1/15/2030	4,025	4,037
4.00%, 7/15/2030	5,825	5,564
6.13%, 3/15/2034 (a)	3,965	4,107
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,092	3,140
6.38%, 3/15/2029 (a)	4,002	4,120
6.63%, 3/15/2032 (a)	2,110	2,188
6.38%, 3/15/2033 (a)	930	965
		42,344
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	588
5.15%, 3/1/2034	3,400	3,479
		4,067
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	7,286	7,448
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,693
3.38%, 4/15/2029	14,785	14,316
5.05%, 7/15/2033	2,300	2,324
6.70%, 12/15/2033	2,918	3,227
3.40%, 10/15/2052	8,020	5,303
5.75%, 1/15/2054	3,020	2,923
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
5.50%, 1/15/2055	1,890	1,765
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	5,200	4,967
		52,966
Total Corporate Bonds (Cost $7,528,501)		7,448,340
Mortgage-Backed Securities — 24.7%
FHLMC
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (j)	11	11
Pool # 1J1380, ARM, 7.40%, 3/1/2036 (j)	4	4
Pool # 1J1393, ARM, 6.26%, 10/1/2036 (j)	6	6
Pool # 1Q0476, ARM, 7.24%, 10/1/2037 (j)	40	41
FHLMC Gold Pools, 15 Year Pool # J14494, 4.00%, 2/1/2026	12	12
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	6	6
Pool # G30591, 6.00%, 2/1/2028	49	50
Pool # D98914, 4.00%, 1/1/2032	925	922
Pool # G31099, 4.00%, 1/1/2038	4,987	4,941
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	3	3
Pool # D86005, 7.00%, 2/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	6	7
Pool # C21930, 6.00%, 2/1/2029	3	3
Pool # C00785, 6.50%, 6/1/2029	3	3
Pool # A27201, 6.50%, 3/1/2032	13	14
Pool # A13067, 4.00%, 9/1/2033	13	13
Pool # G60154, 5.00%, 2/1/2034	4,012	4,074
Pool # G60214, 5.00%, 7/1/2035	3,956	4,018
Pool # C02641, 7.00%, 10/1/2036	12	13
Pool # C02660, 6.50%, 11/1/2036	21	22
Pool # G06172, 5.50%, 12/1/2038	522	540
Pool # G06576, 5.00%, 9/1/2040	2,221	2,264
Pool # A96733, 4.50%, 2/1/2041	4,342	4,344
Pool # G06493, 4.50%, 5/1/2041	200	200
Pool # G61864, 5.50%, 6/1/2041	1,855	1,927
Pool # Q05956, 4.50%, 2/1/2042	711	704
Pool # Q11285, 3.50%, 9/1/2042	1,777	1,684
Pool # Q12174, 3.50%, 10/1/2042	1,874	1,775
Pool # G07239, 3.00%, 12/1/2042	1,971	1,809
Pool # Q13796, 3.50%, 12/1/2042	2,832	2,684
Pool # Q15767, 3.00%, 2/1/2043	1,638	1,507
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	85

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q33869, 4.00%, 6/1/2045	1,695	1,605
Pool # G61462, 4.00%, 7/1/2045	7,263	7,062
Pool # Q37784, 3.50%, 12/1/2045	1,526	1,418
Pool # Q39092, 4.00%, 2/1/2046	1,954	1,866
Pool # Q39412, 3.50%, 3/1/2046	645	597
Pool # Q40797, 3.50%, 5/1/2046	2,814	2,608
Pool # Q40922, 3.50%, 6/1/2046	945	876
Pool # Q41602, 3.50%, 7/1/2046	352	327
Pool # Q42079, 3.50%, 7/1/2046	327	304
Pool # Q42657, 3.50%, 8/1/2046	4,051	3,753
Pool # Q42656, 4.00%, 8/1/2046	424	404
Pool # Q43241, 3.50%, 9/1/2046	3,707	3,432
Pool # Q43237, 4.00%, 9/1/2046	822	784
Pool # G61565, 4.50%, 4/1/2048	10,774	10,583
Pool # Z40179, 4.00%, 7/1/2048	4,380	4,174
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	41	42
Pool # U89009, 3.50%, 9/1/2032	186	183
Pool # WN1179, 3.85%, 9/1/2032	16,891	16,320
Pool # U80074, 3.50%, 10/1/2032	574	565
Pool # WA3237, 3.55%, 11/1/2032	14,339	13,591
Pool # WN1167, 4.17%, 10/1/2034	19,415	18,841
Pool # G20028, 7.50%, 12/1/2036	49	51
Pool # U90690, 3.50%, 6/1/2042	749	703
Pool # U90975, 4.00%, 6/1/2042	173	167
Pool # U90230, 4.50%, 9/1/2042	688	680
Pool # U90281, 4.00%, 10/1/2042	460	445
Pool # U92021, 5.00%, 9/1/2043	773	774
Pool # U99076, 4.50%, 12/1/2043	1,760	1,752
Pool # U99084, 4.50%, 2/1/2044	1,402	1,386
Pool # U92996, 3.50%, 6/1/2045	177	164
Pool # U93026, 3.50%, 7/1/2045	434	407
Pool # U99134, 4.00%, 1/1/2046	1,983	1,888
Pool # U93155, 3.50%, 5/1/2046	397	367
Pool # U93158, 3.50%, 6/1/2046	297	275
Pool # U93167, 3.50%, 7/1/2046	505	462
Pool # U93172, 3.50%, 7/1/2046	556	514
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	6,613	6,261
Pool # SD8089, 2.50%, 7/1/2050	33,419	28,050
Pool # RA3605, 2.50%, 10/1/2050	60,596	50,973
Pool # RA5276, 2.50%, 5/1/2051	11,251	9,467
Pool # RA5801, 2.50%, 9/1/2051	7,759	6,522
Pool # QC9443, 2.50%, 10/1/2051	17,456	14,659
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # RA6135, 2.50%, 10/1/2051	14,182	11,923
Pool # RA6350, 3.00%, 11/1/2051	7,206	6,299
Pool # SD2968, 2.00%, 12/1/2051	12,850	10,358
Pool # RA6459, 2.50%, 12/1/2051	11,854	9,847
Pool # QD4350, 3.00%, 1/1/2052	19,710	17,228
Pool # SD8190, 3.00%, 1/1/2052	10,146	8,818
Pool # SD3952, 2.50%, 3/1/2052	21,844	18,358
Pool # RA6988, 3.00%, 3/1/2052	22,985	20,041
Pool # SD2301, 3.50%, 3/1/2052	19,826	18,044
Pool # SD7145, 2.50%, 4/1/2052	27,772	23,352
Pool # SD7554, 2.50%, 4/1/2052	15,257	12,917
Pool # RA7192, 3.50%, 4/1/2052	20,826	18,847
Pool # SL1568, 2.50%, 5/1/2052	30,648	25,696
Pool # SD3015, 3.00%, 5/1/2052	31,388	27,258
Pool # RA7468, 4.00%, 6/1/2052	46,798	43,750
Pool # SD1293, 4.50%, 7/1/2052	19,704	19,046
Pool # SD1303, 4.50%, 7/1/2052	10,263	9,923
Pool # QE8091, 4.00%, 8/1/2052	27,459	25,676
Pool # QE7915, 4.50%, 8/1/2052	13,706	13,219
Pool # SD1794, 4.50%, 8/1/2052	15,864	15,340
Pool # QF1849, 4.50%, 10/1/2052	12,575	12,125
Pool # QF3378, 5.00%, 11/1/2052	12,093	12,018
Pool # QF3433, 5.00%, 11/1/2052	15,518	15,460
Pool # QF5369, 5.00%, 12/1/2052	15,873	15,814
Pool # RA8766, 5.00%, 3/1/2053	32,900	32,703
Pool # SL0784, 4.50%, 8/1/2053	26,453	25,611
Pool # SL1956, 4.50%, 6/1/2054	39,048	37,834
Pool # RJ1781, 6.00%, 6/1/2054	10,138	10,446
Pool # RJ2912, 5.50%, 11/1/2054	29,932	30,327
Pool # RJ2914, 5.50%, 11/1/2054	51,648	52,102
Pool # SL1998, 4.00%, 1/1/2055 (l)	49,505	46,402
FNMA
Pool # 766610, ARM, 6.45%, 1/1/2034 (j)	9	9
Pool # 823660, ARM, 6.59%, 5/1/2035 (j)	36	36
Pool # 910181, ARM, 6.59%, 3/1/2037 (j)	9	10
Pool # 888304, ARM, 6.04%, 4/1/2037 (j)	1	1
Pool # 888750, ARM, 6.75%, 4/1/2037 (j)	14	14
Pool # 948208, ARM, 5.93%, 7/1/2037 (j)	8	8
FNMA UMBS, 15 Year Pool # CA4723, 3.50%, 11/1/2034	3,343	3,294
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	51	50
Pool # BM3254, 4.00%, 1/1/2038	3,936	3,891
Pool # BM3566, 4.00%, 2/1/2038	4,134	4,103
Pool # CA1234, 4.00%, 2/1/2038	1,543	1,522
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA1238, 4.00%, 2/1/2038	1,590	1,571
Pool # FS0795, 3.00%, 1/1/2042	9,897	8,999
FNMA UMBS, 30 Year
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	9	9
Pool # 455598, 5.50%, 12/1/2028	—	—
Pool # 252570, 6.50%, 7/1/2029	4	4
Pool # 517679, 6.50%, 7/1/2029	16	17
Pool # 323866, 6.50%, 8/1/2029	3	3
Pool # 995656, 7.00%, 6/1/2033	45	47
Pool # AL6168, 5.00%, 9/1/2033	2,010	2,030
Pool # 725229, 6.00%, 3/1/2034	332	343
Pool # AA0918, 5.50%, 9/1/2034	66	67
Pool # 735503, 6.00%, 4/1/2035	34	35
Pool # 745948, 6.50%, 10/1/2036	6	6
Pool # AL0379, 8.00%, 12/1/2036	240	251
Pool # 995149, 6.50%, 10/1/2038	17	18
Pool # 995504, 7.50%, 11/1/2038	26	27
Pool # AC3237, 5.00%, 10/1/2039	223	228
Pool # AC4467, 4.50%, 12/1/2039	410	410
Pool # AE1526, 4.50%, 9/1/2040	687	686
Pool # AE3095, 4.50%, 9/1/2040	400	400
Pool # AE0681, 4.50%, 12/1/2040	1,625	1,623
Pool # AL0038, 5.00%, 2/1/2041	1,819	1,853
Pool # AX5292, 5.00%, 1/1/2042	7,903	8,049
Pool # BM1065, 5.50%, 2/1/2042	2,968	3,080
Pool # AL2059, 4.00%, 6/1/2042	5,996	5,836
Pool # AB7575, 3.00%, 1/1/2043	1,440	1,316
Pool # AR6380, 3.00%, 2/1/2043	1,952	1,793
Pool # 890564, 3.00%, 6/1/2043	2,521	2,304
Pool # AT5907, 4.00%, 6/1/2043	3,434	3,327
Pool # AS0214, 3.50%, 8/1/2043	4,109	3,852
Pool # AL6848, 5.00%, 6/1/2044	721	734
Pool # BA2343, 4.00%, 9/1/2045	1,913	1,822
Pool # BE5080, 3.50%, 4/1/2046	4,530	4,191
Pool # BA1210, 3.50%, 5/1/2046	536	496
Pool # BA7485, 3.50%, 6/1/2046	505	467
Pool # BC2969, 3.50%, 6/1/2046	402	372
Pool # BD1371, 3.50%, 6/1/2046	167	155
Pool # BA7492, 4.00%, 6/1/2046	562	536
Pool # BC9368, 4.00%, 6/1/2046	2,306	2,186
Pool # BD1372, 4.00%, 6/1/2046	761	725
Pool # BD2956, 3.50%, 7/1/2046	4,060	3,755
Pool # BD5456, 3.50%, 8/1/2046	1,393	1,288
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM1169, 4.00%, 9/1/2046	6,597	6,344
Pool # BE0280, 3.50%, 10/1/2046	1,383	1,280
Pool # AS8335, 4.50%, 11/1/2046	3,603	3,547
Pool # FS0976, 2.50%, 3/1/2047	5,423	4,568
Pool # BM1906, 4.00%, 5/1/2047	3,988	3,818
Pool # AS9811, 5.00%, 6/1/2047	1,227	1,235
Pool # BH7565, 4.00%, 8/1/2047	8,008	7,623
Pool # BM3500, 4.00%, 9/1/2047	3,241	3,141
Pool # CA0346, 4.50%, 9/1/2047	4,628	4,539
Pool # BH6687, 4.00%, 11/1/2047	956	910
Pool # BM3044, 4.00%, 11/1/2047	2,901	2,762
Pool # BE8347, 4.00%, 12/1/2047	493	470
Pool # BJ5254, 4.00%, 12/1/2047	2,332	2,219
Pool # BM3499, 4.00%, 12/1/2047	28,452	27,077
Pool # BH6689, 4.00%, 1/1/2048	776	738
Pool # BJ7311, 4.00%, 1/1/2048	13,136	12,505
Pool # BJ8238, 4.00%, 1/1/2048	4,510	4,292
Pool # BJ8265, 4.00%, 1/1/2048	2,434	2,315
Pool # BK1008, 4.00%, 1/1/2048	927	882
Pool # BJ4617, 4.00%, 2/1/2048	2,788	2,669
Pool # BJ5772, 4.00%, 2/1/2048	3,012	2,844
Pool # BK1581, 4.00%, 2/1/2048	501	477
Pool # FM0035, 3.50%, 3/1/2048	5,031	4,643
Pool # BJ5803, 4.00%, 3/1/2048	2,255	2,129
Pool # BK1963, 4.00%, 3/1/2048	2,029	1,943
Pool # BM3665, 4.00%, 3/1/2048	11,428	10,891
Pool # BJ5789, 4.50%, 3/1/2048	862	835
Pool # BE2789, 4.00%, 4/1/2048	813	767
Pool # CA1710, 4.50%, 5/1/2048	2,254	2,202
Pool # BK5943, 5.00%, 6/1/2048	592	600
Pool # BK4130, 4.50%, 7/1/2048	62	60
Pool # BK6562, 4.50%, 7/1/2048	1,060	1,031
Pool # BK6589, 4.50%, 7/1/2048	1,146	1,114
Pool # BN0133, 4.00%, 8/1/2048	1,406	1,337
Pool # BK9292, 5.00%, 8/1/2048	2,241	2,272
Pool # CA4662, 3.50%, 9/1/2048	4,690	4,293
Pool # BN1312, 4.00%, 9/1/2048	5,618	5,340
Pool # 890863, 5.00%, 9/1/2048	10,925	11,322
Pool # BN0234, 5.00%, 9/1/2048	1,061	1,075
Pool # MA3496, 4.50%, 10/1/2048	1,438	1,406
Pool # BN0861, 5.00%, 10/1/2048	865	866
Pool # BK9556, 4.00%, 12/1/2048	2,173	2,062
Pool # BK1176, 5.00%, 1/1/2049	1,304	1,308
Pool # BK8748, 4.50%, 5/1/2049	3,969	3,853
Pool # BO2428, 3.50%, 7/1/2049	2,661	2,432
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	87

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO0592, 4.00%, 7/1/2049	523	496
Pool # CA5702, 2.50%, 5/1/2050	20,590	17,401
Pool # BP6439, 2.50%, 7/1/2050	38,714	32,215
Pool # CA6361, 2.50%, 7/1/2050	19,948	16,923
Pool # CA6708, 2.50%, 8/1/2050	12,134	10,321
Pool # CA6989, 2.50%, 9/1/2050	23,655	20,038
Pool # CA7528, 2.50%, 10/1/2050	86,137	71,742
Pool # FM5179, 2.00%, 12/1/2050	21,625	17,432
Pool # FM5173, 2.50%, 12/1/2050	21,703	18,331
Pool # CA8862, 2.50%, 1/1/2051	20,069	16,972
Pool # FM5778, 2.50%, 2/1/2051	22,821	19,280
Pool # BR6358, 2.00%, 3/1/2051	8,323	6,676
Pool # BR4928, 2.00%, 4/1/2051	77,077	61,698
Pool # CB0189, 3.00%, 4/1/2051	5,131	4,505
Pool # CB0458, 2.50%, 5/1/2051	29,238	24,505
Pool # CB0674, 2.50%, 5/1/2051	19,603	16,440
Pool # FM7957, 2.50%, 7/1/2051	10,727	9,038
Pool # FS3615, 2.50%, 7/1/2051	7,996	6,732
Pool # FM8336, 2.50%, 8/1/2051	17,278	14,575
Pool # BT7165, 3.00%, 8/1/2051	5,248	4,588
Pool # BT7188, 3.00%, 8/1/2051	7,147	6,243
Pool # CB1411, 3.00%, 8/1/2051	21,581	18,864
Pool # BT4392, 2.50%, 9/1/2051	18,947	15,813
Pool # CB1814, 2.50%, 9/1/2051	15,719	13,137
Pool # CB1789, 2.50%, 10/1/2051	31,453	26,371
Pool # CB1901, 2.50%, 10/1/2051	17,689	15,017
Pool # FA2073, 2.50%, 10/1/2051	4,063	3,407
Pool # FM9195, 2.50%, 10/1/2051	10,029	8,435
Pool # FM9198, 2.50%, 11/1/2051	10,882	9,178
Pool # CB2093, 3.00%, 11/1/2051	45,140	39,457
Pool # CB2376, 2.50%, 12/1/2051	16,730	14,062
Pool # CB2410, 2.50%, 12/1/2051	7,937	6,625
Pool # CB2411, 2.50%, 12/1/2051	14,845	12,472
Pool # FS2559, 3.00%, 12/1/2051	6,536	5,713
Pool # FS4108, 4.00%, 12/1/2051	8,113	7,600
Pool # CB2637, 2.50%, 1/1/2052	24,792	20,839
Pool # FS0196, 2.50%, 1/1/2052	27,504	22,847
Pool # FS8807, 3.00%, 1/1/2052	17,932	15,744
Pool # FS7409, 2.00%, 2/1/2052	40,842	33,066
Pool # BU1322, 2.50%, 2/1/2052	11,042	9,284
Pool # BV2784, 2.50%, 2/1/2052	15,396	12,833
Pool # CB2750, 2.50%, 2/1/2052	20,608	17,220
Pool # CB2869, 2.50%, 2/1/2052	30,798	25,892
Pool # FS5670, 2.50%, 2/1/2052	12,164	10,230
Pool # FS5986, 2.50%, 2/1/2052	8,475	7,129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA4548, 2.50%, 2/1/2052	84,137	70,247
Pool # CB3031, 2.50%, 3/1/2052	37,278	31,087
Pool # FS4533, 2.50%, 3/1/2052	6,800	5,719
Pool # FS7150, 2.50%, 3/1/2052	49,774	41,743
Pool # FS0957, 3.00%, 3/1/2052	23,387	20,291
Pool # FS1954, 3.00%, 3/1/2052	23,178	20,523
Pool # FS7410, 2.00%, 4/1/2052	48,577	39,088
Pool # BV5360, 2.50%, 4/1/2052	31,844	26,547
Pool # FS5499, 2.50%, 4/1/2052	19,030	15,994
Pool # FS1538, 3.00%, 4/1/2052	60,921	53,250
Pool # CB3369, 3.50%, 4/1/2052	18,786	17,000
Pool # FS2707, 3.50%, 4/1/2052	15,808	14,402
Pool # CB3378, 4.00%, 4/1/2052	11,131	10,407
Pool # FS1255, 4.00%, 4/1/2052	7,632	7,263
Pool # CB3608, 3.50%, 5/1/2052	78,670	71,310
Pool # CB3677, 4.00%, 5/1/2052	24,577	22,979
Pool # FS4195, 3.00%, 6/1/2052	38,506	33,658
Pool # FS3577, 3.00%, 7/1/2052	23,442	20,541
Pool # FS2588, 4.50%, 8/1/2052	41,371	40,002
Pool # FS3536, 4.50%, 8/1/2052	18,374	17,810
Pool # FA0839, 2.50%, 9/1/2052	15,857	13,270
Pool # FS3829, 4.50%, 9/1/2052	5,466	5,285
Pool # CB4624, 5.00%, 9/1/2052	20,891	20,726
Pool # CB4628, 5.00%, 9/1/2052	32,435	32,236
Pool # FS2982, 5.00%, 9/1/2052	15,219	15,093
Pool # BX0098, 5.00%, 10/1/2052	11,938	11,864
Pool # FS3457, 4.50%, 11/1/2052	23,720	22,953
Pool # BW1328, 5.00%, 11/1/2052	41,146	40,768
Pool # FS3428, 4.00%, 12/1/2052	22,462	21,109
Pool # CB5907, 5.50%, 3/1/2053	16,382	16,609
Pool # FS5296, 4.50%, 5/1/2053	11,373	10,968
Pool # CB6314, 5.00%, 5/1/2053	14,415	14,304
Pool # BY4714, 5.00%, 6/1/2053	47,922	47,274
Pool # BY4776, 5.00%, 7/1/2053	41,543	40,982
Pool # BY7130, 6.00%, 9/1/2053	18,840	19,391
Pool # BY9849, 6.00%, 10/1/2053	11,074	11,398
Pool # FA1854, 4.50%, 9/1/2054	7,867	7,611
Pool # FA0229, 4.00%, 12/1/2054	56,616	52,940
Pool # CC0876, 6.00%, 8/1/2055	44,972	46,291
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	9,365	8,991
FNMA, Other
Pool # AM9942, 3.09%, 10/1/2025	10,678	10,636
Pool # AN0707, 3.13%, 2/1/2026	7,517	7,467
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,725
Pool # AN1503, 2.62%, 5/1/2026	4,795	4,734
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,840
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,694
Pool # AN2689, 2.20%, 10/1/2026	5,464	5,339
Pool # AL6937, 3.79%, 12/1/2026 (j)	1,172	1,167
Pool # AN4917, 3.13%, 3/1/2027	12,313	12,143
Pool # BL3525, 2.60%, 9/1/2027	10,266	9,979
Pool # BL0497, 3.84%, 10/1/2027	4,381	4,367
Pool # AN1449, 2.97%, 4/1/2028	5,762	5,623
Pool # AN2005, 2.73%, 7/1/2028	9,310	8,982
Pool # 387807, 3.55%, 8/1/2028	6,900	6,815
Pool # AN3685, 2.69%, 12/1/2028	14,635	14,067
Pool # AN4004, 3.27%, 12/1/2028	8,039	7,869
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,462
Pool # BL0907, 3.88%, 12/1/2028	282	279
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,865
Pool # AN4349, 3.35%, 1/1/2029	8,003	7,805
Pool # AN1872, 2.90%, 5/1/2029	3,258	3,129
Pool # BL3509, 2.66%, 8/1/2029	21,373	20,295
Pool # BL3491, 2.84%, 8/1/2029	15,435	14,745
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,785
Pool # BS5424, 3.42%, 5/1/2030	12,522	12,105
Pool # 387883, 3.78%, 8/1/2030	15,657	15,297
Pool # BS5172, 2.59%, 9/1/2030	9,255	8,639
Pool # AN9293, 3.71%, 9/1/2030	24,332	23,838
Pool # BS5171, 2.51%, 10/1/2030	24,458	22,627
Pool # AN2308, 2.87%, 8/1/2031	7,260	6,833
Pool # AN2625, 2.50%, 10/1/2031	10,674	9,772
Pool # BS3695, 1.67%, 11/1/2031	24,318	20,933
Pool # BL3368, 2.84%, 11/1/2031	4,344	4,013
Pool # BZ2211, 3.90%, 11/1/2031	20,000	19,596
Pool # BM6857, 1.83%, 12/1/2031 (j)	34,671	30,228
Pool # BS4644, 1.99%, 1/1/2032	11,374	10,095
Pool # BS4654, 2.39%, 3/1/2032	7,344	6,585
Pool # BL6367, 1.82%, 4/1/2032	33,382	28,990
Pool # BL6302, 2.07%, 5/1/2032	14,715	12,751
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,646
Pool # BS5452, 3.09%, 5/1/2032	23,025	21,388
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,415
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,412
Pool # AO7654, 3.50%, 5/1/2032	671	656
Pool # AO5230, 3.50%, 6/1/2032	369	361
Pool # AO7057, 3.50%, 6/1/2032	332	325
Pool # AO7746, 3.50%, 6/1/2032	79	77
Pool # BS5928, 3.63%, 6/1/2032	5,740	5,455
Pool # AO8038, 3.50%, 7/1/2032	664	648
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AP0645, 3.50%, 7/1/2032	827	812
Pool # AP0682, 3.50%, 7/1/2032	870	854
Pool # AP1314, 3.50%, 8/1/2032	1,030	1,011
Pool # BM6466, 1.33%, 10/1/2032 (j)	61,923	51,033
Pool # AQ1534, 3.50%, 10/1/2032	266	261
Pool # BS8959, 4.73%, 10/1/2032	17,812	18,101
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,544
Pool # BM6491, 1.46%, 11/1/2032 (j)	65,858	54,814
Pool # BM6492, 1.51%, 11/1/2032 (j)	29,260	24,425
Pool # AQ1607, 3.50%, 11/1/2032	216	212
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,979
Pool # 650236, 5.00%, 12/1/2032	7	7
Pool # BM6552, 1.56%, 1/1/2033 (j)	61,851	51,629
Pool # BS7496, 4.33%, 1/1/2033	24,269	24,133
Pool # BS7484, 4.56%, 1/1/2033	47,843	47,887
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,944
Pool # AR7961, 3.50%, 3/1/2033	254	248
Pool # BS1636, 2.25%, 4/1/2033	42,227	36,821
Pool # BS7740, 4.11%, 4/1/2033	31,064	30,331
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,827
Pool # BS8546, 4.37%, 5/1/2033	16,163	16,063
Pool # BS9007, 4.32%, 7/1/2033	16,878	16,742
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,624
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,968
Pool # BS9146, 4.35%, 8/1/2033	31,048	30,875
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,815
Pool # BS9471, 4.45%, 10/1/2033	10,000	10,001
Pool # BS9182, 4.52%, 10/1/2033	13,955	14,024
Pool # BS4824, 2.50%, 2/1/2034	24,628	21,002
Pool # BZ0430, 4.32%, 2/1/2034	23,000	22,744
Pool # BZ0420, 4.60%, 2/1/2034	50,000	50,265
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,493
Pool # BS5184, 2.67%, 4/1/2034	19,415	16,881
Pool # BS5271, 2.98%, 4/1/2034	1,412	1,278
Pool # BS6427, 3.75%, 9/1/2034	12,918	12,134
Pool # 886320, 6.50%, 7/1/2036	12	12
Pool # BS2829, 2.14%, 8/1/2036	11,841	9,543
Pool # AO6757, 4.00%, 6/1/2042	1,164	1,140
Pool # MA1125, 4.00%, 7/1/2042	756	730
Pool # MA1213, 3.50%, 10/1/2042	3,609	3,385
Pool # MA1283, 3.50%, 12/1/2042	561	527
Pool # MA1328, 3.50%, 1/1/2043	1,906	1,787
Pool # MA1404, 3.50%, 4/1/2043	1,018	954
Pool # MA1462, 3.50%, 6/1/2043	521	485
Pool # MA1463, 3.50%, 6/1/2043	1,435	1,345
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	89

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1510, 4.00%, 7/1/2043	1,108	1,068
Pool # MA1546, 3.50%, 8/1/2043	2,312	2,167
Pool # AU8840, 4.50%, 11/1/2043	657	649
Pool # AV2613, 4.50%, 11/1/2043	1,503	1,483
Pool # MA1711, 4.50%, 12/1/2043	1,072	1,058
Pool # AL6167, 3.50%, 1/1/2044	8,003	7,506
Pool # MA2346, 3.50%, 6/1/2045	229	212
Pool # MA2462, 4.00%, 11/1/2045	1,834	1,744
Pool # MA2482, 4.00%, 12/1/2045	1,922	1,827
Pool # MA2519, 4.00%, 1/1/2046	2,065	1,963
Pool # BC0784, 3.50%, 4/1/2046	147	136
Pool # MA2593, 4.00%, 4/1/2046	4,818	4,581
Pool # MA2631, 4.00%, 5/1/2046	5,286	5,039
Pool # MA2658, 3.50%, 6/1/2046	1,740	1,607
Pool # MA2690, 3.50%, 7/1/2046	3,441	3,178
Pool # BF0533, 2.50%, 11/1/2050	16,521	14,050
Pool # BF0090, 3.50%, 5/1/2056	17,629	15,921
Pool # BF0131, 3.50%, 8/1/2056	24,346	21,942
Pool # BM6734, 4.00%, 8/1/2059	9,851	9,196
Pool # BF0440, 3.00%, 1/1/2060	27,101	23,439
Pool # BM7075, 3.00%, 3/1/2061	10,290	8,866
Pool # BF0584, 4.50%, 12/1/2061	6,488	6,263
Pool # BF0617, 2.50%, 3/1/2062	32,917	26,162
Pool # BF0674, 2.50%, 4/1/2062	30,441	24,194
Pool # BF0759, 2.50%, 5/1/2062	45,624	36,261
Pool # BF0673, 2.50%, 6/1/2062	16,653	13,236
Pool # BF0654, 3.00%, 6/1/2062	19,854	16,787
Pool # BF0655, 3.50%, 6/1/2062	15,459	13,719
Pool # BF0677, 4.00%, 9/1/2062	41,603	38,546
Pool # BF0694, 2.50%, 12/1/2062	25,087	20,821
Pool # BF0700, 2.50%, 12/1/2062	20,717	16,466
Pool # BF0732, 2.50%, 6/1/2063	13,976	11,398
Pool # BF0733, 3.00%, 6/1/2063	51,783	43,782
Pool # BF0736, 4.00%, 6/1/2063	53,951	49,986
Pool # BF0770, 4.50%, 9/1/2063	18,854	18,130
Pool # BF0809, 4.00%, 4/1/2064	14,153	13,183
Pool # BF0810, 4.50%, 4/1/2064	22,280	21,508
Pool # BF0812, 4.50%, 4/1/2064	19,199	18,462
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2055 (l)	199,885	165,932
TBA, 4.50%, 9/25/2055 (l)	66,890	64,329
FTF 8.00%, 8/15/2026 ‡	5,054	3,791
GNMA I, 30 Year
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 460759, 6.50%, 2/15/2028	3	3
Pool # 781118, 6.50%, 10/15/2029	7	7
Pool # 783867, 6.00%, 8/15/2036	1,157	1,225
Pool # AS4934, 4.50%, 5/15/2046	453	444
Pool # AT7538, 4.00%, 7/15/2046	3,142	2,973
Pool # AT7652, 4.00%, 8/15/2046	1,843	1,743
Pool # BM1819, 5.00%, 4/15/2049	2,277	2,324
GNMA II
Pool # CK2783, ARM, 5.69%, 2/20/2072 (j)	34,658	36,196
Pool # CL4592, ARM, 5.56%, 3/20/2072 (j)	18,333	19,046
Pool # CK2802, ARM, 5.65%, 3/20/2072 (j)	18,534	19,339
Pool # CK2795, ARM, 5.67%, 3/20/2072 (j)	43,110	45,023
Pool # CM9946, ARM, 5.68%, 3/20/2072 (j)	11,612	12,127
Pool # CK2792, ARM, 5.72%, 3/20/2072 (j)	28,298	29,640
Pool # CM9934, ARM, 5.72%, 3/20/2072 (j)	13,432	14,022
Pool # CL8122, ARM, 5.76%, 3/20/2072 (j)	31,115	32,614
Pool # CK2804, ARM, 5.64%, 4/20/2072 (j)	31,369	32,725
Pool # BL8377, ARM, 5.74%, 4/20/2072 (j)	19,387	20,331
GNMA II, 30 Year
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	1	1
Pool # 2457, 7.50%, 7/20/2027	4	4
Pool # 2538, 8.00%, 1/20/2028	—	—
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	102	107
Pool # 5020, 7.50%, 5/20/2032	38	39
Pool # 738210, 7.00%, 6/20/2032	94	96
Pool # 738062, 6.00%, 11/20/2032	124	129
Pool # 738059, 6.00%, 10/20/2033	86	87
Pool # 738049, 6.00%, 3/20/2035	91	95
Pool # 737987, 6.00%, 4/20/2036	11	11
Pool # 737975, 6.00%, 9/20/2036	8	8
Pool # 5034, 7.00%, 8/20/2038	20	21
Pool # 4245, 6.00%, 9/20/2038	35	38
Pool # 4930, 7.00%, 10/20/2038	105	110
Pool # 4964, 7.00%, 12/20/2038	9	9
Pool # 4872, 7.00%, 1/20/2039	104	107
Pool # 5072, 6.50%, 10/20/2039	36	38
Pool # 5218, 6.50%, 10/20/2039	81	86
Pool # AS8103, 3.50%, 6/20/2046	1,054	968
Pool # AS8104, 3.75%, 6/20/2046	957	889
Pool # AS8105, 4.00%, 6/20/2046	775	726
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS8106, 3.50%, 7/20/2046	1,509	1,385
Pool # AS8107, 3.75%, 7/20/2046	1,732	1,611
Pool # AY0571, 4.50%, 11/20/2047	3,187	3,078
Pool # BB8791, 4.00%, 12/20/2047	3,025	2,823
Pool # BD6195, 4.00%, 1/20/2048	3,048	2,845
Pool # BE9507, 4.50%, 3/20/2048	1,607	1,567
Pool # BG2382, 4.50%, 3/20/2048	1,204	1,168
Pool # BA7568, 4.50%, 4/20/2048	3,947	3,831
Pool # BD0512, 5.00%, 4/20/2048	1,404	1,392
Pool # BD0532, 5.00%, 6/20/2048	2,651	2,629
Pool # BG3833, 4.50%, 7/20/2048	6,050	5,871
Pool # BD0549, 5.00%, 8/20/2048	2,198	2,158
Pool # BH9109, 4.50%, 10/20/2048	3,554	3,433
Pool # BJ7085, 5.00%, 12/20/2048	2,254	2,286
Pool # BK7188, 4.50%, 2/20/2049	1,959	1,910
Pool # BK7189, 5.00%, 2/20/2049	2,329	2,345
Pool # BN2622, 4.00%, 6/20/2049	6,110	5,799
Pool # BM9677, 4.50%, 6/20/2049	3,945	3,871
Pool # BM9683, 5.00%, 6/20/2049	3,783	3,823
Pool # BJ1310, 4.50%, 7/20/2049	4,228	4,197
Pool # BO2717, 4.50%, 7/20/2049	4,969	4,984
Pool # BO3146, 4.50%, 7/20/2049	2,570	2,519
Pool # BO3147, 4.50%, 7/20/2049	2,253	2,185
Pool # BO3157, 4.50%, 7/20/2049	2,413	2,371
Pool # BO3158, 4.50%, 7/20/2049	1,481	1,452
Pool # BO3159, 4.50%, 7/20/2049	642	618
Pool # BM9690, 5.00%, 7/20/2049	854	863
Pool # BM9701, 4.50%, 8/20/2049	8,274	7,971
Pool # MA7534, 2.50%, 8/20/2051	27,618	23,552
Pool # CH2866, 3.50%, 10/20/2051	13,864	12,844
Pool # CH2907, 3.50%, 10/20/2051	8,630	7,995
Pool # CH2908, 3.50%, 10/20/2051	3,251	2,986
Pool # CH2964, 3.50%, 10/20/2051	7,864	7,324
Pool # CJ3728, 3.50%, 11/20/2051	972	893
Pool # 786362, 3.00%, 2/20/2052	9,912	8,644
Pool # MA7883, 3.50%, 2/20/2052	7,329	6,699
Pool # MA7936, 2.50%, 3/20/2052	79,855	68,100
Pool # CL5064, 3.50%, 3/20/2052	12,648	11,515
Pool # CM2176, 3.50%, 3/20/2052	5,005	4,648
Pool # CL5137, 4.00%, 4/20/2052	8,255	7,741
Pool # MA8097, 2.50%, 6/20/2052	6,595	5,624
Pool # MA8148, 3.00%, 7/20/2052	68,345	60,548
Pool # MA8196, 2.00%, 8/20/2052	18,889	15,479
Pool # MA8200, 4.00%, 8/20/2052	22,813	21,478
Pool # MA8796, 3.00%, 4/20/2053	16,292	14,531
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 786842, 4.00%, 4/20/2053	37,315	34,405
Pool # CS4391, 5.50%, 7/20/2053	18,422	18,605
Pool # MA9100, 2.50%, 8/20/2053	24,754	21,135
Pool # MA9419, 3.50%, 1/20/2054	22,680	20,942
Pool # DL3306, 6.50%, 8/20/2055	30,878	32,053
GNMA II, Single Family, 30 Year
TBA, 5.00%, 9/15/2055 (l)	260,500	257,854
TBA, 5.50%, 9/15/2055 (l)	45,000	45,330
P2 3.00%, 12/20/2031 ‡ (a)	35,000	34,958
Total Mortgage-Backed Securities (Cost $6,046,370)		5,955,877
Asset-Backed Securities — 12.8%
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	8,481	2,097
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	3,113	989
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	501	493
Accelerated LLC
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	2,359	2,170
Series 2024-1A, Class D, 7.85%, 8/22/2044 (a)	10,006	10,068
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 6.37%, 12/18/2037 (a) (j)	1,126	1,116
Series 2021-FL4, Class C, 6.72%, 12/18/2037 (a) (j)	8,737	8,586
Air Canada Pass-Through Trust (Canada)
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,222	1,212
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,222	2,177
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	604	590
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	5,864	5,539
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	749	706
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,671	1,627
Series 2016-2, Class AA, 3.20%, 6/15/2028	589	569
Series 2016-3, Class AA, 3.00%, 10/15/2028	787	754
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	11,221
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	11,448	11,584
American Homes 4 Rent Trust
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,244
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	91

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,085	18,041
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	15,078	12,747
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,352
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	12,328
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,724
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	34,734	33,281
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	12,305
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	27,165	25,808
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	20,731
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a) (g)	20,175	19,478
Series 2024-SFR2, Class F1, 4.15%, 11/17/2041 (a)	6,534	5,985
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	8,383	8,199
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,272	2,269
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	3,123	3,047
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,664	3,725
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class D, 7.37%, 12/20/2029 (a)	3,250	3,325
Series 2023-8A, Class D, 7.52%, 2/20/2030 (a)	6,750	6,916
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	14,740	14,837
Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	6,638	6,638
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	8,642	8,787
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,278
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.15%, 6/25/2043 (j)	90	89
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	24,010	24,607
7.12%, 7/16/2054 ‡	30,369	30,906
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 (a)	5,900	5,675
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,235
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,195
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	26,250	27,605
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	13,900	14,681
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	32,500	33,883
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	678	654
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	398	389
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	411	386
Business Jet Securities LLC
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	8,113	8,036
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	11,977	12,005
BXG Receivables Note Trust
Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	451	450
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	14,564	14,928
Caerus Uinta ABS LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	17,733	18,088
Camden, 8.50%, 9/15/2031 ‡	19,747	19,460
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	3,155
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,499	5,211
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,514	4,259
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,439
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	8,822
Carvana Auto Receivables Trust
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	8,523	8,131
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,226
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-N3, Class D, 5.38%, 12/10/2030 (a)	19,000	19,146
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (j)	16,503	15,431
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,070
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,165
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (g)	13,574	11,008
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	10	9
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (a) (g)	2,851	2,830
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (g)	2,937	2,903
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,514
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.41%, 6/25/2040 (a) (j)	930	61
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	165	164
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (j)	8,101	8,042
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	9,916
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	34,336
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	10,000	10,063
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,382
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,705
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,695
7.68%, 4/17/2034 ‡	38,893	39,476
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,857
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	30,000	30,450
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.19%, 3/25/2034 (j)	21	21
Series 2004-1, Class M2, 5.26%, 3/25/2034 (j)	1	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-1, Class 3A, 5.00%, 4/25/2034 (j)	288	272
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.34%, 10/25/2034 (j)	87	87
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	18,451
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,331	2,295
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,683	3,477
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	1,811	1,808
Diversified ABS Holdings LLC Series 2024-2A, Class B, 11.50%, 9/30/2044 ‡ (a)	4,208	4,225
Diversified ABS LLC Series 2025-1A, Class B, 10.40%, 2/28/2045 ‡ (a)	29,772	30,031
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	12,262	12,251
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	20,403	20,603
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	11,480	11,614
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	4,842	4,979
Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	5,881	6,046
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	14,500	14,601
DT Auto Owner Trust
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,461
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	11,500	12,313
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	12,880	13,738
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	3,920	3,446
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	546	539
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,012	958
Energy Assets, 8.11%, 8/25/2044 ‡	8,824	9,016
EQV ABS Issuer LLC, 10.76%, 12/15/2040 ‡	15,259	15,259
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	9,405
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	33,035
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	93

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	35,913
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,893
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,319
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,696
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,459
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,706
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,000	6,976
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,699	3,690
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,192	21,052
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	18,930	18,802
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	31,898	30,046
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	6,469	6,077
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	9,446
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	19,538
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	16,851	16,511
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	14,566	14,249
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	10,577	10,190
Series 2021-SFR3, Class F2, 3.83%, 12/17/2038 (a)	9,294	8,994
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	28,086	24,973
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	11,500	10,125
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	16,090
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	32,750	31,664
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	13,000	12,514
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	23,000	21,851
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Flagship Credit Auto Trust
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,006	6,061
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,500	912
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	14,562	14,289
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (j)	7,766	7,378
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	21,942	20,832
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (j)	40,000	40,528
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,790
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	22,722
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,575
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	23,173
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	4,124
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	28,910	29,459
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (j)	64	65
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	16,342	16,288
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,390
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,998
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,674
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,319
Series 2024-4A, Class E, 7.51%, 8/15/2031 (a)	3,500	3,678
Series 2025-3A, Class E, 6.52%, 8/16/2032 (a)	3,400	3,409
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,960
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (j)	3,326	3,072
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	18,800	18,739
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	21,364	20,806
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	592	546
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	444	410
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	3,780	3,410
Goodleap
11.00%, 7/15/2042 ‡	6,189	6,351
11.00%, 7/15/2042 ‡	4,278	4,390
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	9,409
Grene Energy Senio
11.00%, 1/25/2026 ‡	1,391	1,139
11.00%, 1/25/2026 ‡	3,374	2,763
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	1,682	1,556
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,385	1,310
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	1,737	1,559
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	944	937
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	426	403
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,513	1,462
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	1,582	1,511
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,567
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 8.09%, 4/20/2037 (a) (j)	10,652	10,679
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	1,700	1,693
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	2,207	2,263
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	1,631	1,652
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	6,022	5,974
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	959	937
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	2,993	2,977
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,196	6,964
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,656
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	12,876	11,884
HPA, 3.95%, 4/15/2026 ‡	5,646	5,591
Jonah, 7.80%, 11/10/2037 ‡ (a)	16,381	16,571
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	10,061	10,127
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	39,000	39,382
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (a)	34,361	35,000
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	16,091	16,056
6.62%, 1/10/2041 ‡ (h)	14,000	14,000
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 1.02%, 9/25/2037 ‡ (a) (j)	1,188	17
Series 2012-2, Class A, IO, 1.05%, 8/25/2038 (a) (j)	1,194	22
Series 2013-2, Class A, IO, 1.70%, 3/25/2039 (a) (j)	1,059	29
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	3,808	3,843
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	1,186	1,169
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	2,896
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	2,347	2,343
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	1,447
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (a) (j)	365	362
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (a) (j)	56	56
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	18,000	17,186
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	13,198
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	95

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	11,827	12,239
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	9,420	9,885
LFT CRE Ltd.
Series 2021-FL1, Class D, 6.93%, 6/15/2039 (a) (j)	13,821	13,659
Series 2021-FL1, Class E, 7.43%, 6/15/2039 (a) (j)	12,135	11,918
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,577	4,603
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	1,180	1,174
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	5,145	5,093
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	16,200	16,976
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	7,363
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,903
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,907
Series 2025-AA, Class E, 8.64%, 5/20/2038 (a)	8,250	8,543
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,432	6,484
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	29,950	30,196
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	13	13
Series 2005-1, Class M1, 6.11%, 1/15/2040	309	308
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	459	461
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	557	559
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	229	232
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	10,830	10,895
MNR ABS Issuer I LLC
8.95%, 12/15/2038 ‡	6,291	6,454
12.44%, 12/15/2038 ‡	16,727	16,948
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.69%, 3/25/2033 (j)	36	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	3,551	3,553
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	4,529	4,677
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	4,007	4,125
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	6,628	6,714
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.83%, 11/25/2033 (g)	160	159
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	8,975	8,987
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	3,251	3,230
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,665	5,514
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	3,406	3,392
Octane Receivables Trust
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,863
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	2,038
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,563
Oneslt, 8.00%, 12/15/2030 ‡	19,959	19,959
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	1,849	1,811
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	2,776	2,745
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	849	849
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,340	5,436
Pagaya AI Technology in Housing Trust Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	24,653
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,342
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (g)	34,116	34,410
Progress Residential Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	9,237
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	20,810
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	23,340
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,434
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,891
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	12,060
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	13,859
Series 2024-SFR4, Class E1, 3.33%, 7/17/2041 (a)	13,000	11,882
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	9,954	10,124
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	33,963	33,963
Raisa Funding LLC, 11.71%, 6/15/2038 ‡	7,322	7,540
Rcfii Baml Frn, 12.35%, 12/17/2025 ‡ (a)	4,185	4,169
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	2,084
Renew
12.50%, 12/20/2049 ‡	133,729	4,747
12.50%, 12/20/2049 ‡	160,625	3,060
12.50%, 12/20/2049 ‡	134,406	3,907
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	765	717
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	210	210
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	8,297	7,617
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	9,255	9,160
Retium-rcaf, 12.35%, 12/17/2025 ‡ (a)	4,000	3,985
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (g)	20,564	20,542
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (g)	33,627	33,593
RT Fin LLC, 11.71%, 10/15/2043 ‡	10,433	10,453
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,596
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,925
Series 2022-5, Class D, 5.67%, 12/16/2030	35,600	35,949
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,564
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,245
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	12,319	12,490
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,608
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,963
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	10,929
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000	4,985
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	19,547
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (g)	123	105
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	1,090	1,079
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	512	505
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	3,175	3,160
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	2,601	2,741
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,892	1,985
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	2,242	2,358
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	1,503	1,545
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	1,868	1,955
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	2,885	2,910
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	1,012	1,039
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 4.52%, 6/25/2037 (j)	650	426
Stream Innovations Issuer Trust Series 2025-1A, Class D, 8.40%, 9/15/2045 (a)	2,698	2,771
Tricolor Auto Securitization Trust Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	1,044	1,046
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,738
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	695	693
Series 2014-1, Class A, 4.00%, 4/11/2026	1,655	1,651
Series 2014-2, Class A, 3.75%, 9/3/2026	705	698
Series 2016-1, Class AA, 3.10%, 7/7/2028	763	737
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,090	1,035
Series 2018-1, Class AA, 3.50%, 3/1/2030	7,810	7,469
Series 2018-1, Class A, 3.70%, 3/1/2030	809	759
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	97

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,035	1,001
Series 2019-1, Class A, 4.55%, 8/25/2031	1,235	1,168
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,368	1,249
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,596	6,759
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	14,386	14,811
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	188
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	9,437	9,599
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	25,252	25,210
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	53,042
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (g)	241	241
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (g)	991	990
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (g)	1,147	1,146
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,169	2,216
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	5,274	5,364
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,559
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,589
Wolf Energy Asset Issuer LLC
5.70%, 7/25/2050 ‡ (j)	7,813	7,813
6.61%, 7/25/2050 ‡	4,498	4,498
Ygrene Energy Fund, Inc., 13.75%, 5/1/2028 ‡	11,796	11,051
Total Asset-Backed Securities (Cost $3,086,944)		3,077,879
Commercial Mortgage-Backed Securities — 10.4%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (j)	23,414	20,956
Acrc 5.25%, 11/15/2026 ‡ (a)	26,667	25,928
Areit Frn 8.85%, 10/14/2026 ‡ (a) (j)	30,000	29,700
BAMLL Re-REMIC Trust
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 (a) (j)	7,518	6,483
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 (a) (j)	7,519	6,622
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	8,773	7,194
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	7,496	5,917
Series 2025-FRR5, Class C736, 1.92%, 9/27/2052 (a) (j)	10,609	10,143
Series 2025-FRR5, Class D736, 1.92%, 9/27/2052 (a) (j)	10,608	10,002
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	9,126
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,437
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 1A5, 8.66%, 5/25/2052 (a) (j)	510	508
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 (a) (j)	4,854	4,158
BX
Series 2021-MFM1, Class E, 6.73%, 1/15/2034 (a) (j)	2,208	2,209
Series 2021-MFM1, Class F, 7.48%, 1/15/2034 (a) (j)	1,359	1,359
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	8,429
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	21,137
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	6,520
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,669
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	17,231	13,265
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	9,384
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	10,895
Series 2021-FRR1, Class BK58, 2.39%, 9/29/2029 (a) (j)	10,863	10,330
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 (a) (j)	919	887
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (j)	23,201	22,740
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (a) (j)	8,818	2
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	310	309
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	10,846
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC
Series 2023-MN7, Class M2, 10.05%, 9/25/2043 (a) (j)	11,110	11,587
Series 2025-MN11, Class M2, 7.00%, 7/25/2045 (a) (j)	15,955	15,957
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (a) (j)	29,641	30,590
Series 2021-MN3, Class M1, 6.65%, 11/25/2051 (a) (j)	2,803	2,809
Series 2021-MN3, Class M2, 8.35%, 11/25/2051 (a) (j)	6,508	6,733
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.85%, 5/25/2052 (a) (j)	6,067	6,868
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,678
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,356
Series KJ26, Class A2, 2.61%, 7/25/2027	8,895	8,753
Series K070, Class A2, 3.30%, 11/25/2027 (j)	5,868	5,789
Series W5FX, Class AFX, 3.34%, 4/25/2028 (j)	9,620	9,445
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (j)	170,657	5,218
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	46,159
Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,723
Series K152, Class A2, 3.08%, 1/25/2031	8,584	8,176
Series K128, Class X3, IO, 2.88%, 4/25/2031 (j)	12,474	1,582
Series K142, Class AM, 2.40%, 3/25/2032	21,356	19,050
Series K145, Class A2, 2.58%, 5/25/2032	18,119	16,354
Series K146, Class A2, 2.92%, 6/25/2032	13,105	12,065
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,562
Series K-152, Class A2, 3.78%, 11/25/2032 (j)	34,000	32,843
Series K-160, Class A2, 4.50%, 8/25/2033 (j)	34,000	34,205
Series KX04, Class XFX, IO, 1.70%, 1/25/2034 (j)	151,377	6,456
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	28,093
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (j)	4,320	999
Series Q014, Class X, IO, 2.77%, 10/25/2055 (j)	20,535	2,979
FNMA ACES
Series 2016-M6, Class A2, 2.49%, 5/25/2026	5,363	5,290
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,169	5,095
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (j)	6,784	6,644
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-M3, Class A2, 2.56%, 12/25/2026 (j)	10,275	10,057
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (j)	3,842	3,782
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (j)	6,821	6,706
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (j)	25,278	24,689
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (j)	25,961	25,394
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (j)	7,740	7,564
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (j)	9,921	9,784
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (j)	32,045	31,667
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	4,258	4,003
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (j)	33,821	1,421
Series 2017-M5, Class A2, 3.11%, 4/25/2029 (j)	15,708	15,247
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,427	14,924
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (j)	26,026	25,000
Series 2018-M3, Class A2, 3.15%, 2/25/2030 (j)	4,642	4,467
Series 2020-M50, Class A2, 1.20%, 10/25/2030	4,846	4,615
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (j)	76,628	2,982
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (j)	13,688	13,182
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (j)	32,285	32,478
Series 2023-M1S, Class A2, 4.65%, 4/25/2033 (j)	6,868	6,905
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	52,934
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	37,986	17,378
FREMF Mortgage Trust
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (j)	12,894	12,761
Series 2018-KSL1, Class C, 4.00%, 11/25/2025 ‡ (a) (j)	16,536	16,436
Series 2018-KBX1, Class C, 3.62%, 1/25/2026 (a) (j)	7,281	7,106
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	99

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KHG1, Class C, 4.03%, 12/25/2027 (a) (j)	32,247	30,453
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	9,875
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	103,312	207
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	37
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	567,093	1,328
Series 2018-K82, Class D, PO, 10/25/2028 (a)	55,000	43,012
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	386
Series 2018-K84, Class D, PO, 11/25/2028 (a)	63,510	48,362
Series 2019-KBF3, Class C, 9.21%, 1/25/2029 (a) (j)	8,432	8,121
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	10,127
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 ‡ (a) (j)	3,500	3,251
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	815,942	2,232
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	281,561	404
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	24,000	18,507
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	32,370	97
Series 2019-KS11, Class C, 4.98%, 6/25/2029 (a) (j)	21,859	19,524
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	561
Series 2019-KS12, Class B, 7.26%, 8/25/2029 (j)	9,403	9,405
Series 2019-KC07, Class C, 3.75%, 10/25/2029 (a) (j)	27,300	22,761
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (j)	41,999	34,155
Series 2023-K752, Class D, PO, 8/25/2030 (a)	26,400	17,480
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	90,300	355
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	19,200	12,784
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	224,974	847
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	19,200	78
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	9,702
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	97,702	223
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	42
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	24,000	17,019
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	269,209	814
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	102
Series 2019-KW10, Class B, 3.76%, 10/25/2032 (a) (j)	8,902	8,260
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	431,549	2,051
Series 2018-K155, Class C, PO, 5/25/2033 (a)	36,871	19,442
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	49,744	285
Series 2018-K157, Class C, PO, 9/25/2033 (a)	50,000	25,605
Series 2018-K159, Class C, PO, 11/25/2033 (a)	32,953	17,537
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	22,000	133
Series 19K-1510, Class C, 0.00%, 1/25/2034 ‡ (a)	51,057	25,285
Series 19K-1511, Class C, PO, 4/25/2034 (a)	30,000	14,583
Series 19K-1514, Class C, 0.00%, 10/25/2034 ‡ (a)	22,975	10,983
Series 21K-1519, Class C, PO, 12/25/2035 (a)	52,000	23,099
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	52,000	368
Series 2015-K51, Class B, 4.14%, 10/25/2048 (a) (j)	2,670	2,661
Series 2016-K55, Class B, 4.31%, 4/25/2049 (a) (j)	9,707	9,650
Series 2016-K56, Class B, 4.10%, 6/25/2049 (a) (j)	3,445	3,413
Series 2017-K68, Class D, PO, 10/25/2049 (a)	53,000	44,754
Series 2017-K69, Class D, PO, 10/25/2049 (a)	61,000	50,530
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	228,310	401
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (j)	9,147	9,007
Series 2016-K59, Class B, 3.69%, 11/25/2049 (a) (j)	4,576	4,510
Series 2017-K61, Class C, 3.82%, 12/25/2049 (a) (j)	5,189	5,076
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (j)	11,547	11,395
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (j)	4,854	4,769
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (j)	9,707	9,562
Series 2018-K81, Class D, PO, 9/25/2051 (a)	56,700	43,448
Series 2018-K83, Class D, PO, 11/25/2051 (a)	33,400	25,474
Series 2019-K92, Class D, PO, 5/25/2052 (a)	76,852	57,249
Series 2020-K116, Class D, PO, 9/25/2052 (a)	87,436	55,768
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	910,324	3,194
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	852
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (j)	10,678	10,201
Series 2020-K105, Class D, PO, 3/25/2053 (a)	63,425	41,861
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	668,835	2,204
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	562
Series 2020-K109, Class D, PO, 5/25/2053 (a)	37,171	24,534
Series 2020-K113, Class D, PO, 5/25/2053 (a)	58,000	38,538
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	370,305	1,319
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	90,000	339
Series 2020-K115, Class D, PO, 9/25/2053 (a)	46,661	32,637
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	500,202	1,897
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	113,645	453
Series 2020-K118, Class D, PO, 10/25/2053 (a)	44,300	29,832
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	483,621	1,860
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	98,937	400
Series 2020-K739, Class D, PO, 11/25/2053 (a)	40,021	33,240
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	387,670	566
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	99,553	168
Series 2020-K122, Class D, PO, 1/25/2054 (a)	82,131	51,623
Series 2021-K126, Class D, PO, 1/25/2054 (a)	42,427	27,256
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	816
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	435,953	1,770
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	111,000	484
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	436,236	1,616
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	15,345
GAM Re-REMIC Trust
Series 2021-FRR1, Class 1D, PO, 11/29/2050 ‡ (a)	2,134	1,884
Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	6,673
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	14,300	10,778
Series 2021-FRR2, Class BK78, 2.37%, 9/27/2051 (a) (j)	5,734	4,987
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	29,533
HCFT 7.25%, 1/13/2026 ‡	26,750	26,483
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.08%, 4/15/2038 (a) (j)	18,949	18,967
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	24,867
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.71%, 10/25/2049 (a) (j)	31,540	32,014
Series 2020-01, Class M10, 8.21%, 3/25/2050 (a) (j)	46,526	47,693
Series 2023-01, Class M10, 10.85%, 11/25/2053 (a) (j)	53,430	60,284
Series 2025-01, Class M1, 6.75%, 5/25/2055 (a) (j)	13,997	14,069
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.62%, 12/18/2051 ‡ (a) (j)	8,882	7,575
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	14,228	14,084
RFM Re-REMIC Trust Series 2022-FRR1, Class BK55, PO, 3/28/2049 ‡ (a)	10,552	10,105
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	15,550	16,007
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (j)	56,873	2,330
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	34,374	30,212
SMRT Series 2022-MINI, Class E, 7.06%, 1/15/2039 (a) (j)	3,000	2,970
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (j)	6,446	5,610
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	101

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WHARF Commercial Mortgage Trust Series 2025-DC, Class D, 6.83%, 7/15/2040 (a) (j)	6,095	6,270
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,227	13,363
Total Commercial Mortgage-Backed Securities (Cost $2,541,766)		2,516,569
U.S. Treasury Obligations — 8.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	96,228	59,883
1.13%, 8/15/2040	109,111	67,171
4.75%, 2/15/2041	47,175	47,555
2.25%, 5/15/2041	46,603	33,771
4.38%, 5/15/2041	47,554	45,844
2.00%, 11/15/2041	45,879	31,458
3.13%, 11/15/2041	40,953	33,385
4.00%, 11/15/2042	115,131	104,297
3.63%, 8/15/2043	11,821	10,082
3.75%, 11/15/2043	63,896	55,323
4.75%, 11/15/2043	70,567	69,914
3.38%, 5/15/2044	47,111	38,386
2.50%, 2/15/2045	66,979	46,665
3.00%, 2/15/2047	141,111	104,819
3.00%, 8/15/2048	93,566	68,281
3.38%, 11/15/2048	101,186	78,961
1.88%, 2/15/2051	30,232	16,631
2.38%, 5/15/2051	152,747	94,912
2.25%, 2/15/2052	28,956	17,309
4.50%, 11/15/2054	63,248	59,040
U.S. Treasury Notes
1.13%, 10/31/2026 (m)	165,947	160,890
0.50%, 8/31/2027	183,364	172,434
4.50%, 5/31/2029	244,231	251,615
4.63%, 5/31/2031	42,525	44,327
4.25%, 11/15/2034	153,229	154,235
U.S. Treasury STRIPS Bonds
4.53%, 5/15/2031 (n)	141,586	113,457
5.09%, 11/15/2033 (n)	30,160	21,406
5.05%, 5/15/2040 (n)	63,558	30,950
3.22%, 8/15/2040 (n)	37,081	17,776
3.15%, 8/15/2041 (n)	129,383	58,419
4.09%, 2/15/2042 (n)	10,407	4,555
3.72%, 5/15/2042 (n)	18,492	7,971
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.87%, 11/15/2042 (n)	7,625	3,187
2.41%, 11/15/2043 (n)	24,977	9,834
Total U.S. Treasury Obligations (Cost $2,419,497)		2,134,743
Collateralized Mortgage Obligations — 4.4%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (g)	9,350	9,374
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (g)	35,010	35,244
Series 2025-RTL1, Class A2, 8.02%, 6/25/2030 (a) (g)	12,000	12,084
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	—	—
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	10
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	171	175
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	112	91
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	440	338
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	279	157
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	112	54
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (j)	1	1
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (j)	12,500	12,687
10.14%, 3/25/2031 ‡ (j)	7,500	7,731
Series 2025-RTL1, Class M1, 7.96%, 5/25/2040 (a) (j)	7,600	7,688
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	450	423
Series 2005-7, Class 30, PO, 11/25/2035	18	18
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 5.85%, 7/25/2034 (j)	36	34
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.04%, 10/25/2033 (j)	8	8
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 8.83%, 3/25/2031 (j)	—	—
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (g)	8,691	8,777
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.23%, 6/25/2035 (j)	209	208
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A25, 5.75%, 4/25/2034	52	52
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	56	55
Series 2005-22, Class 2A1, 5.15%, 11/25/2035 (j)	128	106
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.91%, 8/25/2034 (j)	23	23
Series 2004-HYB4, Class AA, 4.77%, 12/25/2034 (j)	14	14
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	166	57
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	42
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	177	193
5.77%, 1/10/2033 (a)	235	238
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	3	2
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (g)	12,000	9,749
Series 2017-4, Class MT, 3.50%, 6/25/2057	7,817	7,131
Series 2018-4, Class HZ, 3.00%, 3/25/2058	12,763	8,623
Series 2019-3, Class MT, 3.50%, 10/25/2058	33,319	29,872
Series 2019-3, Class M55D, 4.00%, 10/25/2058	12,103	11,390
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,744	31,177
Series 2020-1, Class MB, 2.50%, 8/25/2059	32,000	22,793
Series 2021-1, Class BXS, 13.23%, 9/25/2060 (a) (j)	10,113	7,534
Series 2021-2, Class BXS, 13.09%, 11/25/2060 (a) (j)	4,747	3,520
Series 2022-1, Class MTU, 3.25%, 11/25/2061	25,752	22,225
Series 2023-1, Class MT, 3.00%, 10/25/2062	21,939	18,425
Series 2024-2, Class MT, 3.50%, 5/25/2064	37,367	32,312
FHLMC, REMIC
Series 4030, Class IL, IO, 3.50%, 4/15/2027	25	—
Series 4060, Class TB, 2.50%, 6/15/2027	1,401	1,379
Series 2022, Class PE, 6.50%, 1/15/2028	2	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2036, Class PG, 6.50%, 1/15/2028	13	13
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	3	—
Series 2091, Class PG, 6.00%, 11/15/2028	45	45
Series 2116, Class ZA, 6.00%, 1/15/2029	11	11
Series 2148, Class ZA, 6.00%, 4/15/2029	3	3
Series 2995, Class FT, 4.71%, 5/15/2029 (j)	19	19
Series 2530, Class SK, IF, IO, 3.64%, 6/15/2029 (j)	63	3
Series 2201, Class C, 8.00%, 11/15/2029	6	6
Series 3648, Class CY, 4.50%, 3/15/2030	105	105
Series 3737, Class DG, 5.00%, 10/15/2030	—	—
Series 2293, Class ZA, 6.00%, 3/15/2031	15	16
Series 2310, Class Z, 6.00%, 4/15/2031	3	3
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	18	17
Series 2330, Class PE, 6.50%, 6/15/2031	42	44
Series 2410, Class QB, 6.25%, 2/15/2032	91	93
Series 2534, Class SI, IF, 9.47%, 2/15/2032 (j)	13	14
Series 2427, Class GE, 6.00%, 3/15/2032	199	207
Series 2430, Class WF, 6.50%, 3/15/2032	137	143
Series 2594, Class IV, IO, 7.00%, 3/15/2032	22	2
Series 2643, Class SA, IF, 16.53%, 3/15/2032 (j)	3	3
Series 2466, Class DH, 6.50%, 6/15/2032	15	15
Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,635	121
Series 2543, Class YX, 6.00%, 12/15/2032	83	87
Series 2557, Class HL, 5.30%, 1/15/2033	49	50
Series 2586, IO, 6.50%, 3/15/2033	98	8
Series 2610, Class UI, IO, 6.50%, 5/15/2033	70	10
Series 2764, Class S, IF, 2.61%, 7/15/2033 (j)	11	10
Series 2656, Class AC, 6.00%, 8/15/2033	31	32
Series 2733, Class SB, IF, 4.00%, 10/15/2033 (j)	95	94
Series 3005, Class PV, IF, 5.72%, 10/15/2033 (j)	—	—
Series 2699, Class W, 5.50%, 11/15/2033	78	82
Series 3611, PO, 7/15/2034	22	19
Series 2845, Class QH, 5.00%, 8/15/2034	60	62
Series 2912, Class EH, 5.50%, 1/15/2035	326	341
Series 3059, Class B, 5.00%, 2/15/2035	—	—
Series 2980, Class QB, 6.50%, 5/15/2035	12	13
Series 3031, Class BN, IF, 4.15%, 8/15/2035 (j)	159	173
Series 3117, Class EO, PO, 2/15/2036	41	37
Series 3134, PO, 3/15/2036	13	11
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3152, Class MO, PO, 3/15/2036	81	71
Series 3184, Class YO, PO, 3/15/2036	186	160
Series 3138, PO, 4/15/2036	16	14
Series 3187, Class Z, 5.00%, 7/15/2036	415	428
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (j)	8	9
Series 3201, Class IN, IF, IO, 1.79%, 8/15/2036 (j)	80	6
Series 3202, Class HI, IF, IO, 2.19%, 8/15/2036 (j)	286	27
Series 3855, Class AM, 6.50%, 11/15/2036	40	41
Series 3274, Class B, 6.00%, 2/15/2037	45	47
Series 3292, Class DO, PO, 3/15/2037	24	21
Series 3305, Class IW, IF, IO, 1.99%, 4/15/2037 (j)	102	5
Series 3306, Class TC, IF, 6.67%, 4/15/2037 (j)	8	8
Series 3306, Class TB, IF, 7.21%, 4/15/2037 (j)	9	9
Series 3331, PO, 6/15/2037	19	16
Series 3605, Class NC, 5.50%, 6/15/2037	234	247
Series 3383, Class OP, PO, 11/15/2037	31	26
Series 3409, Class DB, 6.00%, 1/15/2038	140	148
Series 3546, Class A, 6.25%, 2/15/2039 (j)	27	27
Series 3531, Class SM, IF, IO, 1.64%, 5/15/2039 (j)	9	1
Series 3572, Class JS, IF, IO, 2.34%, 9/15/2039 (j)	23	2
Series 3592, Class BZ, 5.00%, 10/15/2039	916	944
Series 3609, Class SA, IF, IO, 1.88%, 12/15/2039 (j)	160	11
Series 3610, Class CA, 4.50%, 12/15/2039	78	78
Series 3653, Class HJ, 5.00%, 4/15/2040	36	36
Series 3677, Class PB, 4.50%, 5/15/2040	518	522
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (j)	72	73
Series 4796, Class CZ, 4.00%, 5/15/2048	9,665	9,176
Series 4830, Class WZ, 4.00%, 9/15/2048	9,702	9,200
Series 4995, Class QE, 1.25%, 7/25/2050	31,013	23,794
Series 5354, PO, 10/25/2053	3,936	3,009
FHLMC, STRIPS
Series 186, PO, 8/1/2027	15	14
Series 262, Class 35, 3.50%, 7/15/2042	1,371	1,292
Series 279, Class 35, 3.50%, 9/15/2042	359	338
Series 323, Class 300, 3.00%, 1/15/2044	1,365	1,234
Series 334, Class 300, 3.00%, 8/15/2044	1,320	1,210
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 406, PO, 10/25/2053	13,878	11,538
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.23%, 10/25/2037 (j)	168	153
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.10%, 9/25/2034 (j)	25	25
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.47%, 12/25/2034 (j)	35	34
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	5	5
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	60	62
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	61	61
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	132	137
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	15	15
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	31	31
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	63	65
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,492	93,393
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.50%, 8/25/2041 (j)	4,904	21
Series 2002-T4, IO, 0.40%, 12/25/2041 (j)	12,517	193
Series 2002-T4, Class A2, 7.00%, 12/25/2041	148	154
Series 2002-T4, Class A4, 9.50%, 12/25/2041	256	275
Series 2002-T19, Class A1, 6.50%, 7/25/2042	221	233
Series 2002-T16, Class A2, 7.00%, 7/25/2042	270	284
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	76	78
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	79	80
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	99	102
Series 2004-T3, Class 14, IO, 0.61%, 2/25/2044 (j)	1,796	11
FNMA, REMIC
Series 1997-20, Class D, 7.00%, 3/17/2027	—	—
Series 1997-11, Class E, 7.00%, 3/18/2027	1	1
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	117	2
Series 1997-42, Class EG, 8.00%, 7/18/2027	5	5
Series 1997-63, Class ZA, 6.50%, 9/18/2027	1	1
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	802	18
Series 1999-47, Class JZ, 8.00%, 9/18/2029	25	25
Series 2000-8, Class Z, 7.50%, 2/20/2030	26	27
Series 2001-36, Class ST, IF, IO, 4.04%, 11/25/2030 (j)	35	3
Series 2001-14, Class Z, 6.00%, 5/25/2031	16	16
Series 2001-16, Class Z, 6.00%, 5/25/2031	17	18
Series 2001-72, Class SB, IF, IO, 3.04%, 12/25/2031 (j)	91	5
Series 2001-81, Class HE, 6.50%, 1/25/2032	162	169
Series 2002-19, Class SC, IF, 6.37%, 3/17/2032 (j)	1	1
Series 2002-56, Class PE, 6.00%, 9/25/2032	214	223
Series 2002-86, Class PG, 6.00%, 12/25/2032	153	159
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	1,699	130
Series 2003-25, Class KP, 5.00%, 4/25/2033	418	417
Series 2003-22, Class Z, 6.00%, 4/25/2033	119	124
Series 2003-47, Class PE, 5.75%, 6/25/2033	127	132
Series 2003-64, Class SX, IF, 2.60%, 7/25/2033 (j)	8	8
Series 2003-91, Class SD, IF, 5.06%, 9/25/2033 (j)	2	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	3,841	4,036
Series 2004-72, Class F, 4.96%, 9/25/2034 (j)	18	18
Series 2005-19, Class PB, 5.50%, 3/25/2035	742	767
Series 2005-42, Class PS, IF, 5.84%, 5/25/2035 (j)	1	1
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 2.24%, 6/25/2035 (j)	95	4
Series 2005-65, Class KO, PO, 8/25/2035	23	21
Series 2005-72, Class WS, IF, IO, 2.29%, 8/25/2035 (j)	38	3
Series 2005-90, Class ES, IF, 5.72%, 10/25/2035 (j)	12	13
Series 2005-84, Class XM, 5.75%, 10/25/2035	23	23
Series 2005-106, Class US, IF, 8.20%, 11/25/2035 (j)	7	8
Series 2006-9, Class KZ, 6.00%, 3/25/2036	94	99
Series 2006-22, Class AO, PO, 4/25/2036	45	40
Series 2006-27, Class OB, PO, 4/25/2036	388	323
Series 2006-27, Class OH, PO, 4/25/2036	10	9
Series 2006-20, Class IB, IF, IO, 2.13%, 4/25/2036 (j)	89	9
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-19, Class ZY, 6.50%, 7/25/2036	80	86
Series 2006-77, Class PC, 6.50%, 8/25/2036	43	44
Series 2006-110, PO, 11/25/2036	47	41
Series 2006-128, PO, 1/25/2037	50	43
Series 2007-10, Class Z, 6.00%, 2/25/2037	16	16
Series 2007-22, Class SC, IF, IO, 1.62%, 3/25/2037 (j)	4	—
Series 2007-54, Class IB, IF, IO, 1.95%, 6/25/2037 (j)	1,537	166
Series 2007-109, Class YI, IF, IO, 1.99%, 12/25/2037 (j)	764	85
Series 2008-91, Class SI, IF, IO, 1.54%, 3/25/2038 (j)	155	6
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (j)	312	43
Series 2008-62, Class SM, IF, IO, 1.74%, 7/25/2038 (j)	291	18
Series 2009-29, Class LA, 1.11%, 5/25/2039 (j)	153	133
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	93	14
Series 2009-112, Class ST, IF, IO, 1.79%, 1/25/2040 (j)	161	17
Series 2009-112, Class SW, IF, IO, 1.79%, 1/25/2040 (j)	106	10
Series 2010-10, Class NT, 5.00%, 2/25/2040	397	407
Series 2010-49, Class SC, IF, 3.73%, 3/25/2040 (j)	58	57
Series 2010-35, Class SB, IF, IO, 1.96%, 4/25/2040 (j)	158	11
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,205	1,134
Series 2011-126, Class KB, 4.00%, 12/25/2041	5,058	4,981
Series 2016-33, Class JA, 3.00%, 7/25/2045	5,848	5,603
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,746	4,501
Series 2007-71, Class GZ, 6.00%, 7/25/2047	53	56
Series 2019-20, Class H, 3.50%, 5/25/2049	5,244	4,820
Series 2025-18, Class MA, 0.50%, 9/25/2054	88,785	73,371
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.87%, 6/25/2029 (j)	1,921	36
Series 2001-W3, Class A, 7.00%, 9/25/2041 (j)	80	80
Series 2002-W10, IO, 0.90%, 8/25/2042 (j)	1,078	42
Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (j)	43	44
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	105

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (j)	6,133	142
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	166	153
Series 380, Class S36, IF, IO, 3.44%, 7/25/2037 (j)	57	8
Series 383, Class 68, IO, 6.50%, 9/25/2037	34	7
Series 383, Class 86, IO, 7.00%, 9/25/2037 (j)	21	4
Series 383, Class 69, IO, 6.50%, 10/25/2037 (j)	47	8
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	7
Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (j)	18	18
GNMA
Series 2014-60, Class W, 4.05%, 2/20/2029 (j)	86	85
Series 2003-18, Class PG, 5.50%, 3/20/2033	174	174
Series 2003-52, Class SB, IF, 3.72%, 6/16/2033 (j)	21	21
Series 2003-101, Class SK, IF, IO, 2.09%, 10/17/2033 (j)	271	1
Series 2004-2, Class SA, IF, 4.15%, 1/16/2034 (j)	88	87
Series 2004-19, Class KE, 5.00%, 3/16/2034	734	732
Series 2004-86, Class SP, IF, IO, 1.65%, 9/20/2034 (j)	42	—
Series 2004-90, Class SI, IF, IO, 1.65%, 10/20/2034 (j)	138	7
Series 2010-31, Class SK, IF, IO, 1.65%, 11/20/2034 (j)	93	1
Series 2004-105, Class SN, IF, IO, 1.65%, 12/20/2034 (j)	315	6
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	22	2
Series 2006-26, Class S, IF, IO, 2.05%, 6/20/2036 (j)	247	4
Series 2006-33, Class PK, 6.00%, 7/20/2036	74	75
Series 2009-81, Class A, 5.75%, 9/20/2036	39	40
Series 2007-7, Class EI, IF, IO, 1.75%, 2/20/2037 (j)	359	23
Series 2007-9, Class CI, IF, IO, 1.75%, 3/20/2037 (j)	227	15
Series 2007-17, Class JO, PO, 4/16/2037	26	21
Series 2007-16, Class KU, IF, IO, 2.20%, 4/20/2037 (j)	230	9
Series 2007-22, Class PK, 5.50%, 4/20/2037	374	379
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-26, Class SC, IF, IO, 1.75%, 5/20/2037 (j)	77	2
Series 2007-24, Class SA, IF, IO, 2.06%, 5/20/2037 (j)	347	20
Series 2009-16, Class SJ, IF, IO, 2.35%, 5/20/2037 (j)	365	18
Series 2008-34, Class OC, PO, 6/20/2037	76	58
Series 2009-106, Class XL, IF, IO, 2.30%, 6/20/2037 (j)	110	5
Series 2009-79, Class OK, PO, 11/16/2037	54	46
Series 2007-67, Class SI, IF, IO, 2.06%, 11/20/2037 (j)	75	1
Series 2008-40, Class SA, IF, IO, 1.93%, 5/16/2038 (j)	214	11
Series 2008-40, Class PS, IF, IO, 2.03%, 5/16/2038 (j)	97	6
Series 2008-50, Class SA, IF, IO, 1.78%, 6/20/2038 (j)	553	34
Series 2008-49, Class PH, 5.25%, 6/20/2038	390	391
Series 2008-55, Class PL, 5.50%, 6/20/2038	366	367
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	151	3
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	85	2
Series 2009-72, Class SM, IF, IO, 1.78%, 8/16/2039 (j)	127	10
Series 2010-157, Class OP, PO, 12/20/2040	121	104
Series 2015-157, Class GA, 3.00%, 1/20/2045	201	194
Series 2025-6, Class GA, 3.50%, 1/20/2048	56,000	53,923
Series 2022-83, Class GZ, 3.00%, 5/20/2052	15,919	12,773
Series 2012-H11, Class FA, 5.14%, 2/20/2062 (j)	602	605
Series 2012-H18, Class FA, 4.99%, 8/20/2062 (j)	56	56
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 5.44%, 8/20/2063 (j)	161	163
Series 2013-H23, Class FA, 5.74%, 9/20/2063 (j)	264	267
Series 2015-H02, Class HA, 2.50%, 1/20/2065	188	183
Series 2015-H04, Class FL, 4.91%, 2/20/2065 (j)	1,445	1,445
Series 2015-H23, Class FB, 4.96%, 9/20/2065 (j)	1,692	1,693
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H32, Class FH, 5.10%, 12/20/2065 (j)	174	174
Series 2016-H16, Class FD, 5.16%, 6/20/2066 (j)	2,166	2,186
Series 2016-H17, Class FC, 5.27%, 8/20/2066 (j)	1,551	1,555
Series 2017-H08, Class XI, IO, 2.28%, 3/20/2067 (j)	6,206	265
Series 2017-H11, Class XI, IO, 2.24%, 5/20/2067 (j)	19,202	705
Series 2017-H14, Class XI, IO, 1.88%, 6/20/2067 (j)	7,728	223
Series 2017-H14, Class AI, IO, 2.29%, 6/20/2067 (j)	8,316	438
Series 2017-H23, Class FA, 4.92%, 10/20/2067 (j)	8,018	8,018
Series 2019-H09, Class FA, 4.94%, 5/20/2069 (j)	5,906	5,906
Series 2021-H10, Class AF, 5.85%, 6/20/2071 (j)	22,549	23,105
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	326	322
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (g)	20,183	19,660
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	28	29
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	30	31
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	40	42
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	13	13
Series 2005-5F, Class 8A1, 4.94%, 6/25/2035 (j)	7	7
Series 2005-5F, Class 8A3, 4.94%, 6/25/2035 (j)	4	4
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.85%, 10/25/2034 (a) (j)	17,157	17,779
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (g)	20,000	20,189
Impac CMB Trust
Series 2004-10, Class 3A1, 5.14%, 3/25/2035 (j)	91	88
Series 2004-10, Class 3A2, 5.24%, 3/25/2035 (j)	60	57
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	3	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	16	16
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-A2, Class 5A3, 6.91%, 11/25/2033 (j)	17	17
Series 2006-A2, Class 4A1, 6.47%, 8/25/2034 (j)	42	43
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	17	17
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	176	163
Series 2007-A1, Class 5A2, 6.36%, 7/25/2035 (j)	10	10
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 9.37%, 1/25/2028 ‡ (a) (g)	3,865	3,869
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 ‡ (a) (g)	13,276	13,282
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (g)	29,890	30,201
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 3.15%, 7/16/2030 (a) (j)	20,000	20,066
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.74%, 4/21/2034 (j)	12	12
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	155	155
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	199	204
Series 2004-7, Class 30, PO, 8/25/2034	13	9
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	9	9
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	26	22
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	7	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 5.26%, 7/25/2029 (j)	17	16
Series 2004-D, Class A3, 6.24%, 9/25/2029 (j)	10	10
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	11,290	11,346
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (j)	82	81
Series 2004-7AR, Class 2A6, 5.49%, 9/25/2034 (j)	20	20
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (j)	55	50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	107

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	12,965	13,056
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (g)	15,200	15,256
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	56,787	57,142
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (g)	24,500	24,483
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	42
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	23	23
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (g)	3,013	2,965
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.10%, 9/25/2032 (a) (j)	10,384	10,838
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	550	478
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	39
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	8	8
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	24,315	21,123
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.60%, 10/25/2034 (a) (j)	33,600	34,196
Sequoia Mortgage Trust Series 2004-8, Class A2, 5.22%, 9/20/2034 (j)	107	100
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.37%, 10/25/2034 (j)	17	16
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 5.60%, 9/25/2033 (j)	193	187
Series 2003-37A, Class 2A, 5.68%, 12/25/2033 (j)	27	27
Series 2003-37A, Class 1A, 5.76%, 12/25/2033 (j)	343	341
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (g)	1,595	1,571
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (j)	33,374	29,825
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	24,578
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	18	18
Series 1998-1, Class 2E, 7.00%, 3/15/2028	122	123
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	22	22
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.48%, 8/25/2033 (j)	46	45
Series 2003-AR9, Class 1A6, 6.14%, 9/25/2033 (j)	33	33
Series 2004-AR3, Class A1, 5.38%, 6/25/2034 (j)	12	12
Series 2004-AR3, Class A2, 5.38%, 6/25/2034 (j)	115	108
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	99	100
Series 2004-AR11, Class A, 6.36%, 10/25/2034 (j)	94	92
Series 2005-AR2, Class 2A21, 5.10%, 1/25/2045 (j)	11	11
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	200	184
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	66	69
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 6.49%, 7/25/2034 (j)	21	21
Series 2004-U, Class A1, 7.33%, 10/25/2034 (j)	48	48
Total Collateralized Mortgage Obligations (Cost $1,089,020)		1,057,892
Loan Assignments — 1.2% (o)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.41%, 1/31/2031 (c)	6,397	6,401
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (c)	7,600	7,607
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.45%, 5/31/2030 (c)	8,825	8,809
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Building Products — continued
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/28/2031 (c)	3,267	3,280
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029 (c)	5,122	5,122
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032 (c)	3,591	3,589
		20,800
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 12/20/2029 (c)	4,730	4,741
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030 (c)	5,110	4,680
		9,421
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 5/6/2032 (c)	3,496	3,499
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (b) (c)	1,365	302
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (b) (c)	1,106	755
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% + 0.10% (CAS)), 15.83%, 6/30/2026 ‡ (b) (c)	33	33
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.81%, 1/2/2029 ‡ (b) (c)	255	255
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.81%, 1/2/2029 ‡ (b) (c)	283	283
		1,628
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027 (c)	4,736	4,737
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2031 (c)	3,561	3,553
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030 (c)	4,397	4,373
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.63%, 4/16/2029 (c)	1,476	1,467
		5,840
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.10%, 3/2/2027 (c)	9,325	9,319
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031 (c)	6,031	6,033
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/27/2029 (c)	1,483	1,491
		7,524
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (c)	2,990	2,990
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (c)	917	916
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (c)	7,153	7,119
		11,025
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/23/2028 (c)	2,221	2,221
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	109

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (c)	8,199	8,203
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030 (c)	4,551	4,523
		12,726
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 3/14/2031 (c)	1,175	1,174
Household Durables — 0.0% ^
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (Canada) (12-MONTH CME TERM SOFR + 4.00%), 7.87%, 8/15/2028 (c)	3,508	3,510
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.67%, 8/21/2028 (c)	3,514	3,509
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 9/19/2030 (c)	1,055	1,042
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030 (c)	4,373	4,381
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 9/27/2030 (c)	5,236	5,228
		14,160
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 2/3/2031 (c)	2,844	2,844
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028 (c)	3,610	3,342
(1-MONTH CME TERM SOFR + 4.25%), 8.41%, 12/31/2031 (c)	2,444	2,108
		8,294
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (h) (j)	122	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — continued
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/18/2030 (c)	3,221	3,165
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 8/26/2031 (c)	3,985	3,997
		7,163
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 4/5/2029 (c)	3,082	3,098
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 10/8/2031 (c)	2,618	2,621
		5,719
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 12/9/2030 (c)	13,421	13,406
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.28%, 8/23/2028 (c)	1,096	1,096
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028 (c)	12,845	12,794
Outfront Media Capital LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/18/2026 (c)	2,685	2,681
		29,977
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/22/2030 (c)	8,534	8,541
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.54%, 8/16/2030 (c)	4,435	4,437
		12,978
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (c)	7,846	7,818
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/17/2028 (c)	3,686	2,414
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030 (c)	2,355	2,320
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.13%, 8/13/2031 (c)	3,151	3,147
		5,467
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031 (c)	12,737	12,735
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.08%, 2/1/2029 (c)	10,231	10,205
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/15/2029 (c)	4,204	4,200
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/25/2031 (c)	8,070	8,077
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (c)	5,270	4,398
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032 (c)	9,930	9,930
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.09%, 11/13/2031 (c)	6,559	6,560
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031 (c)	9,264	9,256
		42,421
Specialty Retail — 0.1%
Claire's Boutiques, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.25% (PIK)), 11.60%, 5/15/2026 ‡ (b) (c)	446	152
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50% (PIK) + 0.10% (CAS)), 10.73%, 12/18/2026 ‡ (b) (c)	1,546	—
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (c)	1,565	1,559
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (c)	6,223	5,992
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (c)	5,667	5,667
		13,370
Total Loan Assignments (Cost $290,332)		283,706
Foreign Government Securities — 0.9%
Arab Republic of Egypt
7.60%, 3/1/2029 (i)	6,100	6,210
8.63%, 2/4/2030 (a)	1,613	1,658
7.63%, 5/29/2032 (i)	4,900	4,668
9.45%, 2/4/2033 (a)	1,938	2,000
7.30%, 9/30/2033 (i)	2,500	2,279
8.50%, 1/31/2047 (i)	5,800	4,813
8.70%, 3/1/2049 (i)	2,500	2,109
8.88%, 5/29/2050 (i)	3,600	3,067
Argentine Republic 4.12%, 7/9/2035 (g)	9,840	6,239
Benin Government Bond 7.96%, 2/13/2038 (a)	2,340	2,296
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	4,943	5,104
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	4,043	4,091
6.00%, 2/22/2033 (i)	5,243	5,306
5.88%, 1/30/2060 (a)	3,545	3,061
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	4,150	4,156
6.13%, 9/28/2028 (a)	4,080	4,005
8.75%, 1/21/2031 (i)	3,800	3,945
Federative Republic of Brazil 7.13%, 5/13/2054	6,690	6,503
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (i)	3,150	3,156
5.85%, 7/7/2030 (i)	2,500	2,464
7.38%, 10/10/2047 (i)	4,000	3,710
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	3,700	3,646
7.38%, 4/8/2031 (a)	5,300	5,002
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	5,450	5,946
Kingdom of Morocco 4.00%, 12/15/2050 (a)	2,100	1,473
Republic of Colombia
10.38%, 1/28/2033	360	430
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	111

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
7.50%, 2/2/2034	1,491	1,541
7.75%, 11/7/2036	2,090	2,141
8.75%, 11/14/2053	7,668	8,113
Republic of Costa Rica 7.30%, 11/13/2054 (a)	3,925	4,164
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (i)	8,166	7,566
8.08%, 4/1/2036 (a)	6,350	6,294
8.25%, 1/30/2037 (a)	1,468	1,458
Republic of Ecuador
6.90%, 7/31/2030 (a) (g)	5,490	4,946
6.90%, 7/31/2035 (a) (g)	4,110	3,103
Republic of El Salvador 9.65%, 11/21/2054 (a)	10,925	11,417
Republic of Guatemala 6.25%, 8/15/2036 (a)	8,246	8,446
Republic of Iraq 5.80%, 1/15/2028 (i)	1,188	1,179
Republic of Kenya 9.50%, 3/5/2036 (a)	7,034	6,953
Republic of Montenegro 7.25%, 3/12/2031 (a)	2,200	2,319
Republic of Paraguay
5.00%, 4/15/2026 (i)	129	129
3.85%, 6/28/2033 (a)	503	462
6.00%, 2/9/2036 (a)	7,140	7,415
6.10%, 8/11/2044 (i)	1,400	1,380
5.60%, 3/13/2048 (i)	4,589	4,189
5.40%, 3/30/2050 (i)	14,281	12,570
Republic of Senegal 6.25%, 5/23/2033 (i)	3,200	2,374
Republic of South Africa
7.10%, 11/19/2036 (a)	7,049	7,098
7.30%, 4/20/2052	2,000	1,829
7.95%, 11/19/2054 (a)	6,371	6,161
Republic of Turkiye (The)
7.13%, 2/12/2032	2,400	2,465
7.63%, 5/15/2034	5,575	5,858
Total Foreign Government Securities (Cost $217,863)		218,907
	SHARES (000)
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,629,209	7
MYT Holding LLC ‡ *	935	234
NMG Parent LLC, Escrow ‡ *	9	113
		354
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	113	2,234
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ (p)	1,551	3
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	4	67
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	623
iHeartMedia, Inc., Class A *	127	270
SES SA (Luxembourg) ‡ *	70	893
		1,786
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	22	3,824
Pharmaceuticals — 0.0% ^
Mallinckrodt ARD LLC ‡ *	16	1,564
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (q)	2	— (k)
NMG, Inc. ‡ *	2	20
Rite Aid ‡ *	3	— (k)
		20
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	—
Total Common Stocks (Cost $9,894)		9,852
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,071	2,501
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ (q)	2	— (k)
Total Preferred Stocks (Cost $4,613)		2,501
	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.0% (r) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $855)	855	873
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.6%
Investment Companies — 7.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (s) (t) (Cost $1,837,940)	1,837,620	1,838,355
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (s) (t) (Cost $628)	628	628
Total Short-Term Investments (Cost $1,838,568)		1,838,983
Total Investments — 101.6% (Cost $25,074,223)		24,546,122
Liabilities in Excess of Other Assets — (1.6)%		(396,566)
NET ASSETS — 100.0%		24,149,556

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CAS	Credit Adjustment Spread
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $30,246 or 0.13% of the Fund’s
net assets as of August 31, 2025.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(h)	Defaulted security.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	113

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(i)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(k)	Value is zero.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of August 31, 2025.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	The security or a portion of this security is on loan at August 31, 2025. The total value of securities on loan at August 31, 2025 is $1.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	7,889	12/19/2025	USD	887,636	3,701
U.S. Treasury 10 Year Ultra Note	3,565	12/19/2025	USD	407,914	2,529
U.S. Treasury Long Bond	1,045	12/19/2025	USD	119,391	31
U.S. Treasury Ultra Bond	6,976	12/19/2025	USD	812,050	(4,887)
U.S. Treasury 2 Year Note	3,331	12/31/2025	USD	694,800	949
U.S. Treasury 5 Year Note	14,262	12/31/2025	USD	1,561,689	5,842
					8,165
Short Contracts
U.S. Treasury Long Bond	(24)	12/19/2025	USD	(2,742)	(8)
U.S. Treasury Ultra Bond	(3)	12/19/2025	USD	(349)	1
					(7)
					8,158

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	August 31, 2025

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 84.1% (a)
Aerospace & Defense — 2.1%
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.81%, 10/31/2030 (b)	791	793
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.07%, 1/27/2032 (b)	698	699
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/15/2027 (b)	773	776
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (b)	1,149	1,150
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 3/22/2030 (b)	680	681
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 12/6/2030 (b)	570	570
		4,669
Automobile Components — 2.1%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.41%, 1/31/2031 (b)	1,689	1,690
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%; 6-MONTH CME TERM SOFR + 3% + 3.00%), 7.16%, 12/13/2029 (b)	1,000	998
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.82%, 5/6/2030 (b)	492	493
(1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/28/2032 (b)	590	590
DexKo Global, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 10/4/2028 (b) (c)	814	794
		4,565
Beverages — 0.6%
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (b)	1,403	1,404
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Broadline Retail — 0.4%
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 10.31%, 10/1/2027 (b)	218	219
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.20%, 10/1/2027 (b) (c)	769	716
		935
Building Products — 3.6%
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 5/14/2029 (b)	755	756
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 11/3/2028 (b)	1,107	1,107
EMRLD Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 8/4/2031 (b)	1,435	1,432
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.45%, 5/31/2030 (b)	1,037	1,035
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 1/24/2029 (b)	480	481
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/28/2031 (b)	1,263	1,268
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029 (b)	1,209	1,209
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032 (b)	556	556
		7,844
Capital Markets — 1.0%
Acuren Delaware Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 7/30/2031 (b)	1,135	1,135
CPI Holdco B LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 5/19/2031 (b)	999	997
		2,132
Chemicals — 1.2%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 6/12/2031 (b)	1,381	1,382
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030 (b)	1,450	1,328
		2,710
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	115

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — 5.5%
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.59%, 8/20/2032 (b) (c)	482	484
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 1/3/2029 (b)	905	904
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 5/31/2028 (b)	573	575
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/31/2031 (b)	565	561
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 5/13/2030 (b)	1,173	1,174
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.68%, 6/9/2028 (b)	1,410	1,398
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 2/1/2029 (b)	1,517	1,515
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.80%, 1/31/2030 (b)	980	980
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 5/6/2032 (b)	1,561	1,562
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.00%), 6.13%, 10/15/2030 (b)	1,573	1,571
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.16%, 11/19/2031 (b)	1,451	1,454
		12,178
Construction & Engineering — 1.6%
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 6/23/2028 (b)	1,160	1,138
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/21/2028 (b)	1,611	1,618
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/24/2031 (b)	739	739
		3,495
Consumer Staples Distribution & Retail — 2.6%
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (b) (d)	3,301	731
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (b) (d)	4,034	2,754
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% + 0.10% (CAS)), 15.83%, 6/30/2026 ‡ (b) (d)	720	720
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.81%, 1/2/2029 ‡ (b) (d)	756	756
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.81%, 1/2/2029 ‡ (b) (d)	840	839
		5,800
Containers & Packaging — 2.9%
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/1/2032 (b)	1	1
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/1/2032 (b)	1,167	1,166
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027 (b)	1,191	1,192
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.42%, 10/30/2028 (b)	1,503	1,184
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.35%, 4/15/2027 (b) (c)	1,333	1,332
Ring Container Technologies Group LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 8/14/2028 (b)	802	805
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (b)	809	772
		6,452
Diversified Consumer Services — 2.2%
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.74%, 10/16/2031 (b)	708	711
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.92%, 3/27/2031 (b)	778	779
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 12/7/2028 (b)	1,172	1,164
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Consumer Services — continued
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 2/12/2029 (b)	964	949
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2031 (b)	1,248	1,245
		4,848
Diversified Telecommunication Services — 2.1%
Altafiber Virginia LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 11/22/2028 (b)	1,087	1,090
Altice Financing SA, 1st Lien Term Loan (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 9.32%, 10/29/2027 (b)	996	861
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 9.82%, 8/15/2028 (b)	623	569
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030 (b)	1,139	1,133
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.63%, 4/16/2029 (b)	532	528
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.82%, 4/15/2030 (b)	543	540
		4,721
Electric Utilities — 1.1%
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.45%, 12/15/2027 (b)	1,293	1,292
NRG Energy, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%; 3-MONTH CME TERM SOFR + 1.75% + 1.75%), 6.17%, 4/16/2031 (b) (c)	1,155	1,156
		2,448
Electrical Equipment — 1.1%
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 1/30/2032 (b)	1,025	1,029
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.10%, 3/2/2027 (b)	1,426	1,425
		2,454
Electronic Equipment, Instruments & Components — 2.0%
Coherent Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 7/2/2029 (b)	1,305	1,305
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.78%, 12/2/2031 (b)	1,300	1,306
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 6/4/2032 (b)	642	643
Sanmina Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.88%, 8/6/2032 (b) (c)	1,207	1,204
		4,458
Entertainment — 1.0%
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.78%, 12/2/2031 (b)	1,264	1,262
Live Nation Entertainment, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.19%, 10/19/2026 (b)	914	913
		2,175
Financial Services — 2.0%
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/27/2029 (b)	713	717
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 11/17/2031 (b)	1,165	1,165
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.57%, 9/24/2030 (b)	1,131	1,134
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 6/30/2032 (b)	590	595
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 6/24/2031 (b)	828	827
		4,438
Ground Transportation — 1.9%
First Student Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (b)	1,108	1,108
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (b)	252	252
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (b)	1,517	1,510
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	117

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — continued
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.07%, 6/30/2028 (b)	1,224	1,043
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 8.07%, 6/30/2028 (b)	240	205
		4,118
Health Care Equipment & Supplies — 2.9%
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 1/15/2031 (b)	1,231	1,231
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 8/4/2031 (b)	1,482	1,490
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/23/2028 (b)	3,060	3,060
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.06%, 6/18/2031 (b)	683	682
		6,463
Health Care Providers & Services — 3.8%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 8/24/2028 (b)	1,003	1,006
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (b)	226	227
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/15/2031 (b) (c)	776	778
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/27/2028 (b)	1,364	1,371
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (b)	1,157	1,157
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (b)	56	56
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.80%, 6/30/2032 (b) (c)	900	900
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030 (b)	1,205	1,197
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 12/19/2030 (b)	1,007	1,008
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.43%, 6/28/2028 (b)	796	768
		8,468
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/6/2030 (b)	611	609
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/6/2031 (b)	1,333	1,328
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 3/14/2031 (b)	823	822
UFC Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.25%), 6.46%, 11/21/2031 (b)	926	928
		3,687
Household Durables — 0.5%
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (Canada) (12-MONTH CME TERM SOFR + 4.00%), 7.87%, 8/15/2028 (b)	1,169	1,170
Insurance — 3.8%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 9/19/2031 (b) (c)	1,210	1,207
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.67%, 8/21/2028 (b)	1,286	1,284
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 9/19/2030 (b)	437	432
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 7/30/2027 (b)	284	284
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.68%, 1/31/2028 (b)	1,235	1,200
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030 (b)	1,587	1,589
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 7/31/2031 (b)	1,138	1,141
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Insurance — continued
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 9/27/2030 (b)	493	492
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 11/21/2029 (b) (c)	676	675
		8,304
IT Services — 2.5%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 2/3/2031 (b)	1,264	1,264
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 12/6/2027 (b)	825	826
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 10/31/2030 (b)	985	979
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028 (b)	505	467
(1-MONTH CME TERM SOFR + 4.25%), 8.41%, 12/31/2031 (b)	347	299
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.81%, 7/1/2031 (b) (c)	946	930
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/15/2029 (b)	857	855
		5,620
Leisure Products — 1.0%
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (e) (f)	3,334	33
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/18/2030 (b)	845	831
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 8/26/2031 (b)	1,412	1,416
		2,280
Machinery — 2.9%
Crosby US Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 8/16/2029 (b)	832	836
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/16/2029 (b)	200	199
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued
Madison Safety & Flow LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 9/26/2031 (b) (c)	1,448	1,453
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 4/5/2029 (b)	1,639	1,648
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 10/8/2031 (b)	1,347	1,348
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (6-MONTH CME TERM SOFR + 3.00%), 7.20%, 4/30/2030 (b) (c)	938	941
		6,425
Media — 3.4%
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 6.54%, 12/15/2031 (b) (c)	1,745	1,746
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.28%, 8/23/2028 (b)	1,776	1,776
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028 (b)	842	839
DIRECTV Financing LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.57%, 8/2/2027 (b)	98	98
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.83%, 11/30/2029 (b)	877	844
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.47%, 12/1/2028 (b)	490	487
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 10.21%, 5/1/2029 (b)	2,072	1,740
		7,530
Metals & Mining — 0.4%
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 3/11/2032 (b)	813	814
Oil, Gas & Consumable Fuels — 3.3%
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/2/2026 (b)	241	241
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 8/20/2031 (b)	1,400	1,402
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 10/15/2031 (b)	989	992
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	119

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Oil, Gas & Consumable Fuels — continued
NGL Energy Operating LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 2/3/2031 (b)	1,452	1,454
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.54%, 8/16/2030 (b) (c)	1,267	1,267
Prairie Acquiror LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 8/1/2029 (b)	1,225	1,232
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 6.06%, 2/15/2030 (b)	642	640
		7,228
Passenger Airlines — 1.3%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (b)	1,205	1,201
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.07%, 8/13/2029 (b)	1,187	1,119
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.04%, 4/1/2031 (b)	465	468
		2,788
Personal Care Products — 0.4%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/17/2028 (b)	1,292	846
Pharmaceuticals — 1.5%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030 (b)	925	911
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.13%, 8/13/2031 (b)	575	574
Endo Finance Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 4/23/2031 (b)	1,241	1,245
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 5/5/2028 (b)	686	688
		3,418
Professional Services — 4.4%
Creative Artists Agency LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 10/1/2031 (b)	1,352	1,354
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Professional Services — continued
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.31%, 8/1/2029 (b)	776	779
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 10/31/2031 (b) (c)	1,123	1,125
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 6/2/2031 (b) (c)	1,293	1,289
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 1/17/2031 (b)	1,024	1,024
VT Topco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 8/9/2030 (b) (c)	1,477	1,478
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031 (b)	2,564	2,563
		9,612
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.08%, 2/1/2029 (b)	1,153	1,150
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.58%, 2/1/2030 (b)	896	845
		1,995
Software — 8.5%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/15/2029 (b)	1,713	1,711
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/25/2031 (b)	1,528	1,530
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.20%, 7/30/2031 (b)	1,382	1,379
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (b)	1,536	1,282
Cloud Software Group, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.48%, 3/21/2031 (b)	872	874
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.32%, 2/16/2029 (b)	345	310
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032 (b)	2,898	2,898
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.09%, 11/13/2031 (b)	1,097	1,097
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Icon Parent, Inc., 2nd Lien Term Loan (6-MONTH CME TERM SOFR + 5.00%), 9.21%, 11/12/2032 (b)	320	324
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.07%, 7/16/2031 (b)	1,580	1,577
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 8/31/2028 (b)	1,144	1,149
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.56%, 4/24/2028 (b)	777	776
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 11/28/2028 (b)	619	621
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%; 12-MONTH CME TERM SOFR + 3.75% + 3.75%), 8.06%, 5/12/2028 (b)	1,181	1,108
Thoughtworks, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 7.06%, 3/24/2028 (b)	413	404
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031 (b)	1,831	1,829
		18,869
Specialty Retail — 3.2%
Claire's Boutiques, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.25% (PIK)), 11.60%, 5/15/2026 ‡ (b) (d)	368	125
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50% (PIK) + 0.10% (CAS)), 10.73%, 12/18/2026 ‡ (b) (d)	1,276	—
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.18%, 3/9/2028 (b)	1,504	517
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (b)	1,224	1,219
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (b)	956	920
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 8/18/2032 (b)	1,161	1,148
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50% + 0.11% (CAS)), 11.62%, 6/29/2028 (b)	632	582
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 10.05%, 8/23/2029 (b)	1,444	1,321
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (b)	1,148	1,148
		6,980
Trading Companies & Distributors — 0.5%
QXO Building Products, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 4/30/2032 (b) (c)	1,000	1,008
Wireless Telecommunication Services — 0.2%
Connect Finco SARL, 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.82%, 9/13/2029 (b)	550	542
Total Loan Assignments (Cost $196,918)		185,891
Corporate Bonds — 8.8%
Automobile Components — 0.2%
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	500	502
Chemicals — 1.1%
Chemours Co. (The) 5.75%, 11/15/2028 (g)	1,250	1,204
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (g)	250	250
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	966
		2,420
Consumer Finance — 0.2%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	500	490
Diversified Telecommunication Services — 1.0%
CCO Holdings LLC 4.50%, 8/15/2030 (g)	2,250	2,130
Financial Services — 0.3%
Nationstar Mortgage Holdings, Inc. 6.50%, 8/1/2029 (g)	575	589
Ground Transportation — 0.6%
Avis Budget Car Rental LLC 4.75%, 4/1/2028 (g)	1,250	1,211
Health Care Providers & Services — 0.3%
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (d) (g)	250	250
Tenet Healthcare Corp. 4.63%, 6/15/2028	500	494
		744
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp. 6.00%, 5/1/2029 (g)	675	684
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	121

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Vail Resorts, Inc. 5.63%, 7/15/2030 (g)	560	567
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (g)	1,100	1,098
		2,349
Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (g)	665	507
Newell Brands, Inc. 8.50%, 6/1/2028 (g)	560	591
		1,098
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (g)	275	275
Media — 1.2%
DISH DBS Corp. 5.25%, 12/1/2026 (g)	750	728
Sirius XM Radio LLC 4.00%, 7/15/2028 (g)	1,600	1,544
Stagwell Global LLC 5.63%, 8/15/2029 (g)	500	482
		2,754
Oil, Gas & Consumable Fuels — 2.0%
Civitas Resources, Inc. 8.38%, 7/1/2028 (g)	1,250	1,298
Harvest Midstream I LP 7.50%, 9/1/2028 (g)	550	556
Hess Midstream Operations LP 5.88%, 3/1/2028 (g)	103	105
Kinetik Holdings LP 6.63%, 12/15/2028 (g)	1,000	1,029
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (g)	475	478
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,005
		4,471
Semiconductors & Semiconductor Equipment — 0.2%
Synaptics, Inc. 4.00%, 6/15/2029 (g)	350	334
Total Corporate Bonds (Cost $19,127)		19,367
	SHARES (000)
Exchange-Traded Funds — 3.1%
Fixed Income — 3.1%
Invesco Senior Loan ETF (Cost $6,954)	331	6,925
Common Stocks — 0.6%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	22,629,369	23
NMG Parent LLC, Escrow ‡ *	16	196
		219
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
INVESTMENTS	SHARES (000)	VALUE ($000)

Media — 0.2%
Clear Channel Outdoor Holdings, Inc. *	284	352
iHeartMedia, Inc., Class A *	62	132
		484
Pharmaceuticals — 0.1%
Mallinckrodt ARD LLC ‡ *	2	237
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ * (h)	3	— (i)
NMG, Inc. ‡ *	1	14
Serta Simmons Bedding LLC *	31	304
		318
Total Common Stocks (Cost $6,117)		1,258
Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ (h) (Cost $4,630)	4	— (i)
Short-Term Investments — 3.3%
Investment Companies — 3.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.13% (j) (k) (Cost $7,252)	7,252	7,252
Total Investments — 99.9% (Cost $240,998)		220,693
Other Assets in Excess of Liabilities — 0.1%		210
NET ASSETS — 100.0%		220,903

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	August 31, 2025

(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)	All or a portion of this security is unsettled as of August 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Defaulted security.
(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Fund is subject to legal or contractual restrictions on the resale of the security.
(i)	Value is zero.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2025.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD2,000	42	122	164

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	123

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 29.8%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	20,981
1.88%, 2/15/2041	14,500	9,965
2.00%, 11/15/2041	27,000	18,513
3.88%, 2/15/2043	15,000	13,328
3.88%, 5/15/2043	10,000	8,865
3.75%, 11/15/2043	75,300	65,196
3.00%, 5/15/2045	31,000	23,502
2.75%, 11/15/2047	35,000	24,578
2.00%, 2/15/2050	35,000	20,204
1.25%, 5/15/2050	10,000	4,712
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	38,061	31,810
U.S. Treasury Notes
3.63%, 5/15/2026	10,000	9,979
4.38%, 8/15/2026	35,000	35,159
2.25%, 2/15/2027	35,000	34,274
0.63%, 3/31/2027	20,000	19,068
2.25%, 8/15/2027	40,000	38,959
1.25%, 4/30/2028	11,120	10,466
3.50%, 4/30/2028	5,000	4,988
4.00%, 6/30/2028	25,000	25,279
4.88%, 10/31/2028	25,000	25,944
3.13%, 11/15/2028	25,000	24,644
3.50%, 4/30/2030	30,000	29,769
3.75%, 5/31/2030	17,330	17,376
4.25%, 2/28/2031	25,000	25,603
1.88%, 2/15/2032	20,000	17,720
3.88%, 8/15/2034	5,135	5,034
Total U.S. Treasury Obligations (Cost $631,419)		565,916
Mortgage-Backed Securities — 29.8%
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # C00742, 6.50%, 4/1/2029	17	18
Pool # C00785, 6.50%, 6/1/2029	6	7
Pool # C47318, 7.00%, 9/1/2029	101	106
Pool # C01292, 6.00%, 2/1/2032	9	10
Pool # A16155, 5.50%, 11/1/2033	40	41
Pool # C03589, 4.50%, 10/1/2040	254	254
Pool # Q41177, 3.50%, 6/1/2046	10,544	9,803
Pool # G61334, 4.00%, 3/1/2047	1,966	1,893
Pool # Q54902, 4.00%, 3/1/2048	1,749	1,666
Pool # Q54950, 4.00%, 3/1/2048	2,784	2,669
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # Q59727, 4.00%, 11/1/2048	3,506	3,339
FHLMC Gold Pools, Other Pool # WA1640, 3.20%, 4/1/2034	10,291	9,436
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	805	737
Pool # RA2484, 3.00%, 6/1/2050	3,807	3,346
Pool # RA2904, 3.00%, 6/1/2050	6,021	5,277
Pool # QB2020, 2.50%, 8/1/2050	4,949	4,168
Pool # SD7535, 2.50%, 2/1/2051	4,161	3,530
Pool # RA5576, 2.50%, 7/1/2051	4,503	3,801
Pool # QC6209, 2.50%, 8/1/2051	4,488	3,776
Pool # RA7683, 5.00%, 7/1/2052	6,226	6,188
Pool # RA7937, 5.00%, 9/1/2052	12,206	12,130
Pool # SD4977, 5.00%, 11/1/2053	11,513	11,374
Pool # QI4073, 5.50%, 4/1/2054	5,445	5,484
Pool # SD5658, 5.50%, 6/1/2054	8,374	8,485
Pool # RJ2920, 6.00%, 11/1/2054	9,370	9,672
FNMA Pool # 620061, ARM, 5.37%, 11/1/2027 (a)	2	2
FNMA UMBS, 15 Year
Pool # FM4449, 3.00%, 12/1/2034	3,987	3,907
Pool # CA7114, 2.50%, 9/1/2035	11,569	10,888
FNMA UMBS, 30 Year
Pool # 250575, 6.50%, 6/1/2026	1	1
Pool # 483802, 5.50%, 2/1/2029	33	34
Pool # 524949, 7.50%, 3/1/2030	1	1
Pool # 545639, 6.50%, 4/1/2032	43	45
Pool # 702435, 5.50%, 5/1/2033	350	359
Pool # 709441, 5.50%, 7/1/2033	99	100
Pool # 730711, 5.50%, 8/1/2033	148	150
Pool # 743127, 5.50%, 10/1/2033	141	142
Pool # 747628, 5.00%, 11/1/2033	206	207
Pool # 753662, 5.50%, 12/1/2033	165	168
Pool # 755615, 5.50%, 1/1/2034	206	209
Pool # 811755, 7.00%, 3/1/2035	530	557
Pool # 845834, 5.50%, 10/1/2035	123	127
Pool # 888201, 5.50%, 2/1/2036	53	55
Pool # 831409, 5.50%, 4/1/2036	251	259
Pool # 867420, 5.50%, 5/1/2036	165	171
Pool # 745802, 6.00%, 7/1/2036	265	279
Pool # 969708, 4.50%, 3/1/2038	32	31
Pool # AE1216, 3.50%, 1/1/2041	691	651
Pool # AE1260, 3.50%, 8/1/2041	446	414
Pool # AB5378, 3.50%, 5/1/2042	1,638	1,539
Pool # AO6710, 4.00%, 6/1/2042	1,602	1,557
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AR5147, 3.00%, 3/1/2043	1,628	1,484
Pool # AT8192, 4.00%, 6/1/2043	1,145	1,108
Pool # AS1112, 4.00%, 11/1/2043	2,760	2,670
Pool # BM1109, 4.00%, 10/1/2044	1,897	1,845
Pool # AS4073, 4.00%, 12/1/2044	1,257	1,199
Pool # AL8660, 4.00%, 6/1/2045	2,860	2,756
Pool # AS5648, 3.50%, 7/1/2045	1,815	1,684
Pool # AS6208, 3.50%, 10/1/2045	592	559
Pool # AS6344, 3.50%, 12/1/2045	1,713	1,590
Pool # BM5560, 4.00%, 1/1/2046	5,201	5,024
Pool # AL8030, 4.00%, 2/1/2046	1,794	1,721
Pool # AX5520, 3.00%, 5/1/2046	605	540
Pool # AX5546, 3.00%, 9/1/2046	869	781
Pool # AX5547, 3.50%, 9/1/2046	1,366	1,267
Pool # BM3744, 4.00%, 3/1/2047	5,537	5,316
Pool # BM1049, 4.00%, 4/1/2047	5,524	5,259
Pool # CA0411, 4.00%, 9/1/2047	3,759	3,607
Pool # CA0861, 3.50%, 11/1/2047	3,370	3,094
Pool # BJ1666, 4.00%, 12/1/2047	3,154	3,019
Pool # BM3477, 4.00%, 1/1/2048	2,724	2,596
Pool # CA1006, 4.00%, 1/1/2048	3,205	3,067
Pool # CA1361, 3.50%, 2/1/2048	2,724	2,497
Pool # BD9074, 3.50%, 3/1/2048	1,066	981
Pool # BJ4640, 4.00%, 3/1/2048	1,319	1,263
Pool # BD9078, 4.00%, 4/1/2048	1,733	1,648
Pool # BD9077, 3.50%, 5/1/2048	106	99
Pool # BD9083, 4.00%, 7/1/2048	1,852	1,763
Pool # CA2489, 4.50%, 10/1/2048	832	814
Pool # BN7416, 3.50%, 9/1/2049	2,143	1,959
Pool # BO1418, 3.50%, 9/1/2049	2,196	2,006
Pool # BO1427, 3.50%, 9/1/2049	2,175	1,987
Pool # CA4431, 3.50%, 10/1/2049	2,951	2,692
Pool # MA3803, 3.50%, 10/1/2049	1,455	1,329
Pool # FM2014, 3.00%, 11/1/2049	6,420	5,694
Pool # BN0803, 3.50%, 12/1/2049	879	804
Pool # MA3872, 3.50%, 12/1/2049	1,437	1,313
Pool # BN0807, 3.50%, 1/1/2050	697	637
Pool # FM2437, 3.00%, 2/1/2050	7,550	6,621
Pool # BP7345, 3.00%, 6/1/2050	10,864	9,511
Pool # CA6361, 2.50%, 7/1/2050	4,841	4,107
Pool # BQ1645, 2.50%, 8/1/2050	5,187	4,380
Pool # BQ1911, 2.00%, 10/1/2050	3,784	3,059
Pool # BQ2999, 2.50%, 10/1/2050	5,792	4,875
Pool # BQ6118, 2.50%, 10/1/2050	6,289	5,275
Pool # FM8179, 2.50%, 7/1/2051	2,774	2,313
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FM8787, 2.50%, 10/1/2051	14,365	12,084
Pool # FS2559, 3.00%, 12/1/2051	3,533	3,088
Pool # CB3121, 3.00%, 2/1/2052	6,561	5,701
Pool # CB3609, 3.50%, 5/1/2052	8,344	7,563
Pool # FS7706, 3.50%, 8/1/2052	18,602	16,958
Pool # CB4630, 5.50%, 9/1/2052	19,277	19,653
Pool # BW1328, 5.00%, 11/1/2052	4,115	4,077
Pool # CB5131, 5.00%, 11/1/2052	12,376	12,272
Pool # FS3421, 5.00%, 12/1/2052	5,638	5,582
Pool # FS5027, 4.00%, 2/1/2053	4,321	4,040
Pool # BU4029, 5.00%, 6/1/2053	12,017	11,893
Pool # CB6842, 5.50%, 8/1/2053	12,263	12,375
Pool # CB7319, 4.50%, 10/1/2053	12,537	12,096
Pool # FA1254, 5.50%, 3/1/2055	11,269	11,422
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,459
Pool # AM7199, 3.30%, 11/1/2026	2,799	2,770
Pool # FN0040, 3.04%, 6/1/2027 (a)	1,690	1,662
Pool # AN6800, 2.97%, 9/1/2027	3,167	3,107
Pool # AN6825, 2.80%, 10/1/2027	3,723	3,638
Pool # AN9486, 3.57%, 6/1/2028	12,039	11,911
Pool # 405220, 6.00%, 9/1/2028	—	—
Pool # AN3908, 3.12%, 1/1/2029	7,385	7,195
Pool # BL1950, 3.47%, 3/1/2029	12,437	12,231
Pool # AN8493, 3.30%, 2/1/2030	4,436	4,252
Pool # BM5425, 3.15%, 3/1/2030 (a)	1,973	1,896
Pool # BL9023, 1.22%, 11/1/2030	19,727	17,194
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,717
Pool # AN8412, 3.39%, 2/1/2033	4,141	3,918
Pool # AN8464, 3.33%, 3/1/2033	5,941	5,599
Pool # BS3202, 1.94%, 9/1/2033	4,599	3,901
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,536
Pool # BL3288, 2.52%, 9/1/2034	11,797	10,213
Pool # BL4331, 2.41%, 10/1/2034	14,899	12,802
Pool # BS2718, 1.95%, 8/1/2036	9,634	7,726
Pool # BL4215, 2.56%, 9/1/2036	6,664	5,591
Pool # BL7125, 2.04%, 6/1/2037	7,954	6,201
Pool # BF0617, 2.50%, 3/1/2062	4,757	3,781
GNMA I, 30 Year
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	330	319
Pool # 626938, 4.00%, 4/15/2045	175	170
Pool # 784041, 4.00%, 8/15/2045	2,226	2,114
Pool # 784208, 4.00%, 7/15/2046	3,202	3,040
Pool # 784897, 2.50%, 10/15/2049	7,704	6,677
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	125

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BU5359, 3.00%, 4/15/2050	8,273	7,410
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2344, 8.00%, 12/20/2026	1	1
Pool # 2512, 8.00%, 11/20/2027	5	5
Pool # MA7589, 2.50%, 9/20/2051	4,443	3,789
Pool # CH2211, 3.50%, 9/20/2051	10,087	9,059
Total Mortgage-Backed Securities (Cost $610,370)		565,565
Collateralized Mortgage Obligations — 26.5%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,244	1,170
Series 2020-1, Class M55G, 3.00%, 8/25/2059	11,171	10,074
Series 2024-2, Class MT, 3.50%, 5/25/2064	4,153	3,591
FHLMC, REMIC
Series 3798, Class AY, 3.50%, 1/15/2026	31	31
Series 3809, Class BC, 3.50%, 2/15/2026	21	21
Series 3188, Class GE, 6.00%, 7/15/2026	28	28
Series 3926, Class MW, 4.50%, 9/15/2026	146	145
Series 1999, Class PU, 7.00%, 10/15/2027	2	2
Series 2031, Class PG, 7.00%, 2/15/2028	14	14
Series 2035, Class PC, 6.95%, 3/15/2028	37	37
Series 2064, Class PD, 6.50%, 6/15/2028	24	25
Series 2095, Class PE, 6.00%, 11/15/2028	23	24
Series 4314, Class DY, 3.50%, 3/15/2029	627	621
Series 4336, Class YB, 3.00%, 5/15/2029	280	278
Series 2152, Class BD, 6.50%, 5/15/2029	7	7
Series 2162, Class TH, 6.00%, 6/15/2029	53	54
Series 3737, Class DG, 5.00%, 10/15/2030	2	2
Series 2367, Class ME, 6.50%, 10/15/2031	79	83
Series 2647, Class A, 3.25%, 4/15/2032	25	24
Series 2480, Class EJ, 6.00%, 8/15/2032	118	123
Series 4156, Class SB, IF, 0.11%, 1/15/2033 (a)	582	526
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,708	3,315
Series 4186, Class JE, 2.00%, 3/15/2033	3,585	3,405
Series 4188, Class JG, 2.00%, 4/15/2033	2,348	2,229
Series 4206, Class DA, 2.00%, 5/15/2033	1,678	1,594
Series 2611, Class QZ, 5.00%, 5/15/2033	595	594
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,957
Series 2915, Class MU, 5.00%, 1/15/2035	624	641
Series 5000, Class CB, 1.25%, 1/25/2035	3,060	2,748
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,300
Series 4458, Class BW, 3.00%, 4/15/2035	6,511	6,225
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3085, Class VS, IF, 10.89%, 12/15/2035 (a)	110	132
Series 3181, Class OP, PO, 7/15/2036	429	374
Series 4867, Class WF, 4.83%, 4/15/2037 (a)	2,817	2,783
Series 3413, Class B, 5.50%, 4/15/2037	201	212
Series 3325, Class JL, 5.50%, 6/15/2037	1,041	1,097
Series 3341, Class PE, 6.00%, 7/15/2037	688	730
Series 4365, Class HZ, 3.00%, 1/15/2040	2,677	2,517
Series 3699, Class QH, 5.50%, 7/15/2040	370	383
Series 3772, Class PE, 4.50%, 12/15/2040	2,488	2,503
Series 4047, Class PB, 3.50%, 1/15/2041	559	556
Series 3927, Class PC, 4.50%, 9/15/2041	3,300	3,299
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,212
Series 4039, Class SA, IF, IO, 2.04%, 5/15/2042 (a)	2,196	266
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	2,976
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,995
Series 4091, Class BQ, 2.00%, 8/15/2042	4,911	4,469
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,137
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,733
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,626
Series 4594, Class GN, 2.50%, 2/15/2045	1,341	1,254
Series 4606, Class KP, 2.50%, 7/15/2046	8,322	7,343
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,940
Series 4974, Class PH, 1.50%, 6/25/2048	973	785
Series 4933, Class PA, 2.50%, 10/25/2049	5,346	4,540
Series 4925, Class PA, 3.00%, 10/25/2049	7,277	6,706
Series 5072, Class QC, 1.00%, 10/25/2050	6,714	5,369
Series 5190, Class PH, 2.50%, 2/25/2052	5,126	4,731
Series 5258, Class KZ, 4.00%, 9/25/2052	19,862	16,823
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	2,646	2,431
Series 267, Class 30, 3.00%, 8/15/2042	1,540	1,410
Series 358, Class 300, 3.00%, 10/15/2047	8,587	7,710
Series 406, PO, 10/25/2053	6,939	5,769
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	856	856
Series T-56, Class A, PO, 5/25/2043	590	573
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	795	822
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,667	28,038
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	93	95
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series 2010-155, Class B, 3.50%, 1/25/2026	48	48
Series 1998-58, Class PC, 6.50%, 10/25/2028	66	67
Series 2000-8, Class Z, 7.50%, 2/20/2030	35	37
Series 2002-92, Class FB, 5.11%, 4/25/2030 (a)	96	96
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	62	7
Series 2003-67, Class SA, IF, 16.49%, 10/25/2031 (a)	8	9
Series 2011-145, Class PB, 3.50%, 1/25/2032	5,050	4,960
Series 2012-100, Class AY, 3.00%, 9/25/2032	4,298	4,174
Series 2013-50, Class YO, PO, 1/25/2033	1,683	1,450
Series 2003-21, Class PZ, 4.50%, 3/25/2033	479	470
Series 2013-106, Class PY, 3.00%, 10/25/2033	2,748	2,647
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,595
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,656
Series 2004-46, Class QD, IF, 6.15%, 3/25/2034 (a)	18	18
Series 2004-54, Class FL, 4.86%, 7/25/2034 (a)	149	149
Series 2015-11, Class AQ, 3.00%, 3/25/2035	4,279	4,063
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,020	1,043
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,902
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,378
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,549	2,436
Series 2005-58, Class EP, 5.50%, 7/25/2035	63	64
Series 2015-59, Class EB, 3.00%, 8/25/2035	4,003	3,818
Series 2005-83, Class LA, 5.50%, 10/25/2035	113	117
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,783
Series 2005-116, Class PC, 6.00%, 1/25/2036	398	410
Series 2006-51, Class FP, 4.81%, 3/25/2036 (a)	460	459
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,253
Series 2006-81, Class FA, 4.81%, 9/25/2036 (a)	13	13
Series 2006-110, PO, 11/25/2036	144	125
Series 2007-76, Class PE, 6.00%, 8/25/2037	448	477
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,011	1,042
Series 2010-4, Class SL, IF, 1.55%, 2/25/2040 (a)	46	38
Series 2010-11, Class CB, 4.50%, 2/25/2040	51	50
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,220	1,151
Series 2012-60, Class EP, 3.00%, 4/25/2042	470	451
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,241
Series 2012-138, Class YS, IF, 2.22%, 12/25/2042 (a)	3,469	2,515
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,756
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,224	2,127
Series 2013-128, Class AO, PO, 12/25/2043	3,460	2,673
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	8,974
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,836	11,164
Series 2016-45, Class PC, 3.00%, 9/25/2045	4,265	3,949
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,821	4,572
Series 2019-71, Class CA, 2.50%, 7/25/2046	8,778	8,232
Series 2019-38, Class PC, 3.00%, 2/25/2048	4,395	4,173
Series 2019-65, Class PA, 2.50%, 5/25/2048	4,874	4,464
Series 2019-34, Class WA, 3.50%, 8/25/2048	4,444	4,272
Series 2019-42, Class KA, 3.00%, 7/25/2049	7,881	7,209
Series 2019-81, Class JA, 2.50%, 9/25/2049	8,771	7,610
Series 2019-77, Class ZL, 3.00%, 1/25/2050	18,113	15,830
Series 2020-12, Class JC, 2.00%, 3/25/2050	15,975	13,427
Series 2024-41, Class HV, 2.00%, 7/25/2050	4,896	3,639
Series 2023-41, PO, 9/25/2053	4,472	3,536
Series 2025-18, Class MA, 0.50%, 9/25/2054	17,609	14,552
Series 2025-31, Class MA, 0.50%, 9/25/2054	1,706	1,431
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	16	16
Series 2002-W7, Class A4, 6.00%, 6/25/2029	331	333
Series 2003-W1, Class 1A1, 4.72%, 12/25/2042 (a)	217	217
Series 2003-W1, Class 2A, 5.09%, 12/25/2042 (a)	125	126
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	709	737
Series 2009-W1, Class A, 6.00%, 12/25/2049	143	148
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	434	434
Series 2008-15, Class NB, 4.50%, 2/20/2038	155	155
Series 2008-40, Class SA, IF, IO, 1.93%, 5/16/2038 (a)	730	36
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,573	2,601
Series 2009-69, Class WM, 5.50%, 8/20/2039	650	670
Series 2011-29, Class Z, 5.00%, 5/20/2040	10,479	10,565
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,248
Series 2023-1, Class E, 3.50%, 11/20/2047	4,565	4,420
Series 2020-61, Class HC, 1.50%, 1/20/2048	11,035	9,005
Series 2019-123, Class MA, 3.00%, 10/20/2049	9,352	8,478
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,438	6,025
Series 2024-197, Class BN, 3.00%, 5/20/2051	10,948	10,201
Series 2025-79, Class NM, 3.50%, 12/20/2051	8,011	7,019
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	127

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-94, Class AO, PO, 5/20/2052	7,415	5,241
Series 2022-120, Class LN, 4.00%, 7/20/2052	7,000	6,112
Series 2024-151, Class CM, 4.50%, 5/20/2054	8,000	7,748
Series 2024-164, Class AO, PO, 10/20/2054	5,109	4,125
Series 2024-159, Class PA, 4.50%, 10/20/2054	15,715	15,406
Series 2025-100, Class JS, IF, 4.00%, 6/20/2055 (a)	6,969	6,798
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	13,618	12,475
Total Collateralized Mortgage Obligations (Cost $528,450)		503,224
Commercial Mortgage-Backed Securities — 8.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,464
Series K087, Class A1, 3.59%, 10/25/2027	1,317	1,312
Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,373
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,765
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,632
Series K158, Class A1, 3.90%, 7/25/2030	7,246	7,228
Series K-1511, Class A1, 3.28%, 10/25/2030	7,516	7,376
Series K753, Class A2, 4.40%, 10/25/2030	7,805	7,909
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,722
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,343
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,962
Series Q007, Class APT2, 6.45%, 10/25/2047 (a)	1,136	1,133
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,436	9,023
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (a)	3,736	3,656
Series 2017-M4, Class A2, 2.66%, 12/25/2026 (a)	3,628	3,553
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,379	3,324
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (a)	10,601	10,360
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (a)	7,842	7,726
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,086	7,913
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (a)	4,800	4,623
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (a)	6,000	6,036
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,860
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,852	14,464
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	12,167
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	5,995	5,575
Total Commercial Mortgage-Backed Securities (Cost $178,981)		166,499
U.S. Government Agency Securities — 2.1%
FFCB Funding Corp. 5.75%, 5/11/2026	10,000	10,119
Resolution Funding Corp. STRIPS
DN, 28.16%, 4/15/2028 (b)	15,000	13,587
DN, 7.06%, 1/15/2030 (b)	15,700	13,251
DN, 27.02%, 4/15/2030 (b)	5,000	4,174
Total U.S. Government Agency Securities (Cost $39,456)		41,131
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.13% (c) (d) (Cost $48,858)	48,858	48,858
Total Investments — 99.6% (Cost $2,037,534)		1,891,193
Other Assets in Excess of Liabilities — 0.4%		8,132
NET ASSETS — 100.0%		1,899,325

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	August 31, 2025

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

(b)	The rate shown is the effective yield as of August 31, 2025.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	57	12/19/2025	USD	6,635	(40)
U.S. Treasury 2 Year Note	440	12/31/2025	USD	91,778	124
U.S. Treasury 5 Year Note	417	12/31/2025	USD	45,662	188
					272
Short Contracts
U.S. Treasury 10 Year Ultra Note	(477)	12/19/2025	USD	(54,579)	(252)
					20

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	129

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 80.1%
Aerospace & Defense — 1.4%
ATI, Inc.
5.88%, 12/1/2027	7,269	7,258
4.88%, 10/1/2029	3,202	3,137
7.25%, 8/15/2030	4,319	4,550
5.13%, 10/1/2031	3,000	2,928
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	1,213	1,246
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	1,444	1,453
8.75%, 11/15/2030 (a)	7,145	7,700
7.25%, 7/1/2031 (a)	5,102	5,379
7.00%, 6/1/2032 (a)	3,920	4,093
6.75%, 6/15/2033 (a)	3,199	3,326
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	8,764	8,562
4.13%, 4/15/2029 (a)	8,384	8,069
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,700	2,747
ICITII 6.00%, 1/31/2033 ‡ (a)	5,499	4,371
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	4,729	5,001
TransDigm, Inc.
6.38%, 3/1/2029 (a)	11,986	12,272
6.63%, 3/1/2032 (a)	6,905	7,110
6.25%, 1/31/2034 (a)	2,338	2,399
		91,601
Automobile Components — 3.5%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	8,626	8,872
8.25%, 4/15/2031 (a)	12,898	13,582
7.50%, 2/15/2033 (a)	5,538	5,767
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	21,988	22,159
3.75%, 1/30/2031 (a)	720	665
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	10,143	10,190
6.88%, 7/1/2028	7,148	7,151
Clarios Global LP
8.50%, 5/15/2027 (a)	18,385	18,462
6.75%, 5/15/2028 (a)	7,098	7,256
6.75%, 2/15/2030 (a)	5,447	5,644
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	57,666	60,399
5.63% (Cash), 5/15/2027 (a) (b)	32,736	30,117
Dana, Inc. 5.38%, 11/15/2027	8,325	8,312
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,418	9,042
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,039	3,916
6.63%, 7/15/2030	2,832	2,881
5.25%, 4/30/2031	3,334	3,165
5.25%, 7/15/2031	4,657	4,422
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (b)	4,548	4,729
8.00% (Cash), 11/15/2032 (a) (b)	1,642	1,714
		228,445
Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,466	7,468
Banks — 0.1%
Citigroup, Inc. Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (c) (d) (e)	9,565	9,623
Beverages — 0.1%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,468	7,507
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,375	2,826
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	8,295	8,038
		10,864
Broadline Retail — 0.5%
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	236
SGUS LLC 11.00%, 12/15/2029 (a)	2,569	2,258
Shutterfly Finance LLC
8.50%, 10/1/2027 (a)	14,847	13,919
9.75%, 10/1/2027 (a)	3,589	3,625
Wayfair LLC
7.25%, 10/31/2029 (a)	2,951	3,009
7.75%, 9/15/2030 (a)	7,987	8,252
		31,299
Building Products — 2.8%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	2,418	2,391
4.25%, 2/1/2032 (a)	9,419	8,853
6.38%, 6/15/2032 (a)	6,517	6,720
6.38%, 3/1/2034 (a)	4,200	4,326
6.75%, 5/15/2035 (a)	3,261	3,401
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	21,595	22,179
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
6.75%, 7/15/2031 (a)	3,287	3,400
Griffon Corp. 5.75%, 3/1/2028	15,190	15,168
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	16,721	16,451
7.00%, 9/1/2032 (a)	4,115	3,555
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	2,934	2,966
6.13%, 7/31/2032 (a)	4,401	4,467
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	8,375	8,676
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	7,543	7,776
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	4,607	4,529
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	16,751	17,276
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	8,431	8,994
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	8,208	8,472
6.25%, 8/1/2033 (a)	8,985	9,170
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	20,815	20,621
3.38%, 1/15/2031 (a)	3,188	2,893
		182,284
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,567	1,487
Chemicals — 2.7%
Avient Corp. 7.13%, 8/1/2030 (a)	3,409	3,522
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	3,886	4,090
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	9,007	8,966
3.38%, 2/15/2029 (a)	8,402	7,937
Chemours Co. (The)
5.75%, 11/15/2028 (a)	22,275	21,449
4.63%, 11/15/2029 (a)	646	577
8.00%, 1/15/2033 (a)	3,660	3,580
CVR Partners LP 6.13%, 6/15/2028 (a)	2,169	2,166
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,630	7,396
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,683	1,654
7.50%, 4/15/2029 (a)	5,340	5,352
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,702	4,713
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	18,174	18,220
8.50%, 11/15/2028 (a)	7,247	7,591
4.25%, 5/15/2029 (a)	5,827	5,594
9.00%, 2/15/2030 (a)	7,127	7,655
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	2,299	2,337
6.25%, 8/15/2033 (a)	2,788	2,882
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	9,126	9,112
4.50%, 10/15/2029	12,307	11,887
4.00%, 4/1/2031	11,034	10,152
4.38%, 2/1/2032	7,629	7,042
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (b)	6,242	2,177
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	6,156	6,106
5.63%, 8/15/2029 (a)	13,268	12,414
6.63%, 8/15/2032 (a)	5,110	5,096
		179,667
Commercial Services & Supplies — 3.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,540	12,146
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,299	7,056
4.88%, 7/15/2032 (a)	10,847	10,438
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,660	9,441
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	5,124	4,918
4.75%, 10/15/2029 (a)	4,918	4,834
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	14,651	14,543
Brink's Co. (The)
4.63%, 10/15/2027 (a)	14,553	14,428
6.50%, 6/15/2029 (a)	2,569	2,642
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,135	4,954
4.88%, 7/1/2029 (a)	5,562	5,255
CoreCivic, Inc. 8.25%, 4/15/2029	11,987	12,687
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	8,549	8,488
6.00%, 6/1/2029 (a)	8,025	7,959
8.25%, 8/1/2032 (a)	6,803	7,073
8.38%, 11/15/2032 (a)	3,328	3,471
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	131

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
GEO Group, Inc. (The)
8.63%, 4/15/2029	6,121	6,473
10.25%, 4/15/2031	1,239	1,366
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	8,070	7,868
4.75%, 6/15/2029 (a)	12,820	12,615
4.38%, 8/15/2029 (a)	5,168	5,027
6.75%, 1/15/2031 (a)	9,194	9,598
Interface, Inc. 5.50%, 12/1/2028 (a)	7,100	7,068
Madison IAQ LLC 5.88%, 6/30/2029 (a)	13,679	13,543
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	1,529	1,535
3.38%, 8/31/2027 (a)	5,674	5,497
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,475	5,577
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	3,003	3,076
6.63%, 4/15/2030 (a)	1,545	1,599
7.38%, 10/1/2031 (a)	6,005	6,281
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	7,306	7,616
		225,072
Communications Equipment — 0.6%
CommScope LLC
8.25%, 3/1/2027 (a)	13,845	14,011
4.75%, 9/1/2029 (a)	13,828	13,662
9.50%, 12/15/2031 (a)	3,045	3,149
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	10,084	9,982
		40,804
Construction & Engineering — 0.7%
AECOM 6.00%, 8/1/2033 (a)	6,922	7,065
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,186	8,961
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,628	6,647
7.50%, 4/15/2032 (a)	7,813	8,133
Pike Corp.
5.50%, 9/1/2028 (a)	8,114	8,116
8.63%, 1/31/2031 (a)	3,240	3,467
Weekley Homes LLC 4.88%, 9/15/2028 (a)	703	685
		43,074
Construction Materials — 0.1%
Knife River Corp. 7.75%, 5/1/2031 (a)	9,170	9,618
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 1.9%
Ally Financial, Inc. 5.75%, 11/20/2025	5,745	5,754
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	8,600	8,572
4.39%, 1/8/2026	10,387	10,370
6.95%, 3/6/2026	3,018	3,043
(SOFR + 2.95%), 7.33%, 3/6/2026 (e)	2,800	2,821
6.95%, 6/10/2026	4,083	4,136
4.54%, 8/1/2026	18,205	18,145
4.27%, 1/9/2027	14,888	14,743
4.13%, 8/17/2027	18,815	18,455
3.82%, 11/2/2027	10,200	9,927
6.80%, 5/12/2028	2,000	2,077
6.80%, 11/7/2028	2,000	2,081
7.20%, 6/10/2030	2,281	2,423
4.00%, 11/13/2030	8,744	8,131
7.12%, 11/7/2033	2,073	2,167
OneMain Finance Corp.
7.13%, 3/15/2026	3,394	3,431
3.50%, 1/15/2027	6,059	5,930
6.63%, 1/15/2028	2,905	2,978
3.88%, 9/15/2028	1,038	995
4.00%, 9/15/2030	2,057	1,901
		128,080
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	3,781	3,753
4.63%, 1/15/2027 (a)	3,967	3,943
5.88%, 2/15/2028 (a)	17,807	17,802
3.50%, 3/15/2029 (a)	15,058	14,317
4.88%, 2/15/2030 (a)	5,170	5,092
New Albertsons LP
7.75%, 6/15/2026	2,278	2,309
6.63%, 6/1/2028	1,704	1,742
7.45%, 8/1/2029	3,130	3,377
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	16,013	15,991
4.25%, 8/1/2029 (a)	11,865	11,490
6.13%, 9/15/2032 (a)	2,777	2,842
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (f)	10,299	—
8.00%, 11/15/2026 ‡ (f)	15,338	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (e) (f)	2,679	—
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Series B, 15.00%, 8/30/2031 ‡ (f)	3,652	—
Series A, 15.00%, 8/30/2031 ‡ (f)	7,758	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	7,210	—
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,411	3,514
4.75%, 2/15/2029 (a)	1,245	1,226
4.63%, 6/1/2030 (a)	4,960	4,837
		92,235
Containers & Packaging — 1.5%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	311
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	10,415	9,894
5.25%, 8/15/2027 (a)	31,065	13,688
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	13,105	13,465
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,398	4,399
LABL, Inc. 8.63%, 10/1/2031 (a)	388	287
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	34,108	34,514
9.25%, 4/15/2027 (a)	11,764	11,710
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,880	3,877
TriMas Corp. 4.13%, 4/15/2029 (a)	6,045	5,817
		97,962
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,225	1,199
Gates Corp. 6.88%, 7/1/2029 (a)	2,026	2,107
Incora Intermediate LLC (SOFR + 8.00%), 0.00%, 1/31/2030 ‡ (a) (e)	24,519	24,519
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	4,301	4,402
7.75%, 3/15/2031 (a)	1,729	1,814
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,787	6,930
		40,971
Diversified Consumer Services — 0.2%
Service Corp. International
7.50%, 4/1/2027	3,726	3,866
5.75%, 10/15/2032	3,900	3,939
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	5,214	5,516
		13,321
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified REITs — 0.3%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	16,805
4.63%, 12/1/2029 (a)	2,030	2,008
		18,813
Diversified Telecommunication Services — 6.6%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,883	6,247
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	202
5.13%, 7/15/2029 (a)	12,267	10,488
5.50%, 10/15/2029 (a)	5,724	4,908
CCO Holdings LLC
5.50%, 5/1/2026 (a)	14,140	14,155
5.13%, 5/1/2027 (a)	24,162	24,040
5.00%, 2/1/2028 (a)	66,609	66,067
5.38%, 6/1/2029 (a)	9,631	9,556
6.38%, 9/1/2029 (a)	6,000	6,092
4.75%, 3/1/2030 (a)	59,390	57,078
4.50%, 8/15/2030 (a)	41,934	39,693
4.25%, 2/1/2031 (a)	41,205	38,008
4.50%, 5/1/2032	8,108	7,415
Embarq LLC 8.00%, 6/1/2036	11,178	5,305
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	1,987
6.00%, 9/30/2034 (a)	1,484	1,404
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	9,321	9,318
5.00%, 5/1/2028 (a)	20,038	19,986
6.75%, 5/1/2029 (a)	2,191	2,212
5.88%, 11/1/2029	1,700	1,715
6.00%, 1/15/2030 (a)	1,741	1,760
8.75%, 5/15/2030 (a)	6,506	6,800
GCI LLC 4.75%, 10/15/2028 (a)	19,110	18,611
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	2,174	2,027
4.50%, 4/1/2030 (a)	9,570	8,589
3.88%, 10/15/2030 (a)	4,861	4,132
6.88%, 6/30/2033 (a)	9,850	9,938
7.00%, 3/31/2034 (a)	7,811	7,864
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	5,488	5,378
5.38%, 6/15/2029 (a)	6,750	6,075
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	133

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.13%, 4/15/2030 (a)	28,048	27,487
10.00%, 10/15/2032 (a)	4,809	4,871
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	345	358
6.00%, 9/30/2034	96	96
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	11,062	10,385
		440,247
Electric Utilities — 1.0%
NRG Energy, Inc.
5.75%, 1/15/2028	7,198	7,221
3.38%, 2/15/2029 (a)	5,684	5,385
5.25%, 6/15/2029 (a)	6,160	6,142
3.63%, 2/15/2031 (a)	811	748
3.88%, 2/15/2032 (a)	1,364	1,253
6.00%, 2/1/2033 (a)	5,418	5,491
7.00%, 3/15/2033 (a)	2,783	3,041
PG&E Corp. 5.00%, 7/1/2028	5,972	5,904
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	881	880
5.63%, 2/15/2027 (a)	3,083	3,084
4.38%, 5/1/2029 (a)	2,540	2,482
7.75%, 10/15/2031 (a)	17,649	18,752
6.88%, 4/15/2032 (a)	4,681	4,913
		65,296
Electrical Equipment — 0.4%
Regal Rexnord Corp. 6.05%, 2/15/2026	3,700	3,716
Sensata Technologies BV
4.00%, 4/15/2029 (a)	17,934	17,178
5.88%, 9/1/2030 (a)	4,200	4,236
		25,130
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	25,529	25,089
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,082	2,143
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	279	256
6.63%, 7/15/2032 (a)	2,088	2,157
		29,645
Energy Equipment & Services — 0.8%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,915	1,917
6.25%, 4/1/2028 (a)	3,150	3,161
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
6.63%, 9/1/2032 (a)	4,277	4,384
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	9,332	9,898
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	6,071	6,280
Noble Finance II LLC 8.00%, 4/15/2030 (a)	4,210	4,359
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	3,326	3,324
6.88%, 1/15/2029 (a)	405	408
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	6,159	6,174
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,332	1,367
Transocean, Inc.
8.25%, 5/15/2029 (a)	7,050	6,820
8.75%, 2/15/2030 (a)	2,626	2,780
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,203	2,293
		53,165
Entertainment — 1.2%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,985	3,961
7.00%, 8/1/2032 (a)	2,638	2,733
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	12,321	12,321
6.50%, 5/15/2027 (a)	26,817	27,098
4.75%, 10/15/2027 (a)	25,861	25,646
3.75%, 1/15/2028 (a)	1,161	1,129
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	10,532	9,089
		81,977
Financial Services — 1.5%
Block, Inc.
2.75%, 6/1/2026	3,811	3,746
5.63%, 8/15/2030 (a)	2,884	2,948
3.50%, 6/1/2031	1,389	1,283
6.50%, 5/15/2032	13,462	13,948
6.00%, 8/15/2033 (a)	4,350	4,466
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	3,448	3,441
6.50%, 8/1/2029 (a)	947	969
5.13%, 12/15/2030 (a)	7,206	7,277
5.75%, 11/15/2031 (a)	7,740	7,814
7.13%, 2/1/2032 (a)	4,235	4,403
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,795	11,705
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	9,286	9,555
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
6.38%, 8/1/2033 (a)	4,951	5,138
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,350	5,237
3.63%, 3/1/2029 (a)	6,544	6,239
4.00%, 10/15/2033 (a)	1,739	1,568
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	6,228	6,458
		96,195
Food Products — 0.6%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	9,540	9,146
4.38%, 1/31/2032 (a)	75	71
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	13,092	13,051
4.63%, 4/15/2030 (a)	8,528	8,224
6.25%, 2/15/2032 (a)	6,813	6,999
		37,491
Gas Utilities — 0.2%
AmeriGas Partners LP
5.75%, 5/20/2027	3,013	3,007
9.38%, 6/1/2028 (a)	3,829	3,951
9.50%, 6/1/2030 (a)	3,992	4,182
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,512	4,335
		15,475
Ground Transportation — 1.9%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	6,554	6,524
4.75%, 4/1/2028 (a)	7,650	7,411
5.38%, 3/1/2029 (a)	11,860	11,507
8.25%, 1/15/2030 (a)	11,161	11,553
8.00%, 2/15/2031 (a)	328	338
8.38%, 6/15/2032 (a)	6,699	6,992
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	13,502	14,300
8.63%, 5/15/2032 (a)	4,127	4,445
8.00%, 3/15/2033 (a)	3,298	3,504
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	12,934	11,989
12.63%, 7/15/2029 (a)	11,303	11,746
5.00%, 12/1/2029 (a)	17,573	12,655
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (f)	6,563	345
7.13%, 8/1/2026 ‡ (f)	22,954	4,361
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
6.00%, 1/15/2028 ‡ (f)	20,858	3,337
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,416	2,357
XPO, Inc.
6.25%, 6/1/2028 (a)	5,232	5,323
7.13%, 2/1/2032 (a)	3,663	3,842
		122,529
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	14,816	14,582
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,820	2,937
Hologic, Inc.
4.63%, 2/1/2028 (a)	470	465
3.25%, 2/15/2029 (a)	5,217	4,984
Medline Borrower LP
3.88%, 4/1/2029 (a)	16,710	16,046
6.25%, 4/1/2029 (a)	9,413	9,670
5.25%, 10/1/2029 (a)	14,751	14,608
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,299	5,570
		68,862
Health Care Providers & Services — 4.0%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,840
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	11,535	11,477
7.38%, 3/15/2033 (a)	1,657	1,726
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,904	6,855
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	5,331	5,139
6.13%, 4/1/2030 (a)	3,972	2,854
5.25%, 5/15/2030 (a)	16,075	14,408
4.75%, 2/15/2031 (a)	20,398	17,387
10.88%, 1/15/2032 (a)	11,350	12,011
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	2,566	2,660
DaVita, Inc.
4.63%, 6/1/2030 (a)	11,340	10,917
3.75%, 2/15/2031 (a)	19,091	17,421
6.88%, 9/1/2032 (a)	4,210	4,355
Encompass Health Corp.
4.50%, 2/1/2028	19,829	19,639
4.75%, 2/1/2030	1,317	1,298
4.63%, 4/1/2031	3,872	3,754
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	135

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (b)	14,519	14,481
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	9,484	8,055
6.63%, 4/1/2030 (a)	6,598	5,723
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (b)	7,551	7,299
8.50%, 7/15/2032 (a)	14,122	14,417
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	8,241	8,547
Tenet Healthcare Corp.
6.25%, 2/1/2027	8,603	8,608
5.13%, 11/1/2027	32,551	32,457
4.25%, 6/1/2029	2,073	2,018
6.13%, 6/15/2030	11,753	11,933
6.75%, 5/15/2031	19,863	20,645
		267,924
Health Care REITs — 0.1%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,926	4,116
Health Care Technology — 0.7%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	22,629	22,608
5.00%, 5/15/2027 (a)	9,965	9,925
6.25%, 6/1/2032 (a)	13,565	13,983
		46,516
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75%, 10/15/2027	19,185	19,136
7.25%, 7/15/2028 (a)	2,309	2,377
4.50%, 2/15/2029 (a)	17,904	17,496
6.50%, 4/1/2032 (a)	12,414	12,759
6.50%, 6/15/2033 (a)	1,507	1,557
		53,325
Hotels, Restaurants & Leisure — 4.9%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	873	850
3.50%, 2/15/2029 (a)	945	899
6.13%, 6/15/2029 (a)	550	563
4.00%, 10/15/2030 (a)	10,076	9,421
Acushnet Co. 7.38%, 10/15/2028 (a)	2,978	3,113
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	11,372	11,164
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	5,386	5,136
7.00%, 2/15/2030 (a)	5,720	5,915
6.50%, 2/15/2032 (a)	13,996	14,348
Carnival Corp.
4.00%, 8/1/2028 (a)	3,645	3,580
6.00%, 5/1/2029 (a)	12,526	12,688
7.00%, 8/15/2029 (a)	3,196	3,366
5.75%, 8/1/2032 (a)	15,857	16,119
6.13%, 2/15/2033 (a)	17,396	17,864
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	9,612	9,630
5.88%, 4/1/2029 (a)	2,722	2,772
3.75%, 5/1/2029 (a)	1,512	1,450
4.88%, 1/15/2030	5,695	5,679
6.13%, 4/1/2032 (a)	6,609	6,788
5.88%, 3/15/2033 (a)	8,764	8,944
5.75%, 9/15/2033 (a)	9,697	9,777
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	5,087	5,074
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,566	4,412
MGM Resorts International
4.63%, 9/1/2026	15,175	15,075
5.50%, 4/15/2027	6,520	6,557
6.13%, 9/15/2029	6,163	6,295
6.50%, 4/15/2032	7,863	8,069
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,711	5,802
6.25%, 3/15/2032 (a)	14,347	14,807
6.00%, 2/1/2033 (a)	9,003	9,237
Six Flags Entertainment Corp.
5.38%, 4/15/2027	1,045	1,040
5.25%, 7/15/2029	7,301	7,069
7.25%, 5/15/2031 (a)	6,205	6,235
6.63%, 5/1/2032 (a)	22,051	22,409
Station Casinos LLC
4.50%, 2/15/2028 (a)	20,698	20,401
4.63%, 12/1/2031 (a)	3,490	3,303
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	3,829	3,880
6.50%, 5/15/2032 (a)	5,181	5,366
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	5,475	5,468
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	660	660
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	14,648	14,620
7.13%, 2/15/2031 (a)	2,806	3,020
6.25%, 3/15/2033 (a)	4,590	4,646
Yum! Brands, Inc. 4.63%, 1/31/2032	2,229	2,155
		325,666
Household Durables — 0.8%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	8,169	6,223
Newell Brands, Inc.
6.38%, 9/15/2027	2,655	2,684
8.50%, 6/1/2028 (a)	5,297	5,592
6.63%, 9/15/2029	6,414	6,445
6.38%, 5/15/2030	5,724	5,645
6.63%, 5/15/2032	1,696	1,656
6.87%, 4/1/2036 (g)	2,837	2,772
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	14,792	14,219
3.88%, 10/15/2031 (a)	8,215	7,516
		52,752
Household Products — 0.8%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,062	3,048
4.13%, 10/15/2030	14,929	14,120
4.13%, 4/30/2031 (a)	1,046	975
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,440	3,470
4.75%, 6/15/2028 (a)	18,011	17,711
4.38%, 3/31/2029 (a)	14,791	14,160
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	534
		54,018
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
4.63%, 2/1/2029 (a)	2,564	2,533
5.00%, 2/1/2031 (a)	880	873
		3,406
Interactive Media & Services — 0.1%
Snap, Inc. 6.88%, 3/1/2033 (a)	3,504	3,540
IT Services — 0.8%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	15,185	15,219
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,478	5,328
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
6.13%, 12/1/2028 (a)	1,914	1,856
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,530	9,119
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	8,785	8,816
9.00%, 2/1/2031 (a)	11,093	10,982
		51,320
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	9,371	9,778
Machinery — 0.9%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,399	3,252
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	12,043	12,622
9.50%, 1/1/2031 (a)	1,085	1,162
Enpro, Inc. 6.13%, 6/1/2033 (a)	3,223	3,289
Esab Corp. 6.25%, 4/15/2029 (a)	5,354	5,505
Hillenbrand, Inc. 6.25%, 2/15/2029	2,010	2,053
Terex Corp.
5.00%, 5/15/2029 (a)	12,488	12,284
6.25%, 10/15/2032 (a)	7,165	7,253
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,560	5,749
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,142	5,637
		58,806
Media — 8.5%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	10,819	10,522
7.50%, 6/1/2029 (a)	16,853	15,668
7.13%, 2/15/2031 (a)	23,944	24,322
7.50%, 3/15/2033 (a)	11,973	12,187
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,346	2,153
11.25%, 5/15/2028 (a)	3,256	3,254
6.50%, 2/1/2029 (a)	25,584	20,164
5.75%, 1/15/2030 (a)	20,873	9,808
4.13%, 12/1/2030 (a)	505	331
4.63%, 12/1/2030 (a)	2,430	1,065
3.38%, 2/15/2031 (a)	210	134
4.50%, 11/15/2031 (a)	23,166	15,028
Directv Financing LLC 5.88%, 8/15/2027 (a)	9,202	9,156
Discovery Communications LLC 5.00%, 9/20/2037	2,985	2,203
DISH DBS Corp.
7.75%, 7/1/2026	31,583	30,714
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	137

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.25%, 12/1/2026 (a)	37,296	36,178
7.38%, 7/1/2028	2,455	2,222
5.75%, 12/1/2028 (a)	6,717	6,321
DISH Network Corp. 11.75%, 11/15/2027 (a)	35,363	37,388
EchoStar Corp.
10.75%, 11/30/2029	9,185	9,885
6.75% (PIK), 11/30/2030 (b)	15,800	15,310
Gray Media, Inc.
10.50%, 7/15/2029 (a)	18,594	20,239
4.75%, 10/15/2030 (a)	16,853	12,649
5.38%, 11/15/2031 (a)	7,252	5,347
7.25%, 8/15/2033 (a)	16,994	16,742
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	25,117	21,519
10.88%, 5/1/2030 (a)	25,836	15,285
7.75%, 8/15/2030 (a)	4,538	3,601
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,950	5,981
Midcontinent Communications 8.00%, 8/15/2032 (a)	8,630	8,991
News Corp.
3.88%, 5/15/2029 (a)	3,028	2,924
5.13%, 2/15/2032 (a)	2,350	2,323
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	24,992	24,965
4.75%, 11/1/2028 (a)	19,908	19,542
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	2,170	2,086
4.63%, 3/15/2030 (a)	2,005	1,913
7.38%, 2/15/2031 (a)	7,604	8,024
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	10,424	10,679
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	13,895	13,832
4.00%, 7/15/2028 (a)	35,321	34,088
5.50%, 7/1/2029 (a)	26,510	26,472
Stagwell Global LLC 5.63%, 8/15/2029 (a)	13,358	12,884
TEGNA, Inc. 5.00%, 9/15/2029	3,516	3,520
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	11,496	11,932
7.38%, 6/30/2030 (a)	8,641	8,688
9.38%, 8/1/2032 (a)	3,876	4,082
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	281
		562,602
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — 1.1%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,576	4,826
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	4,936	5,016
6.38%, 9/15/2032 (a)	3,281	3,346
Big River Steel LLC 6.63%, 1/31/2029 (a)	10,979	10,997
Carpenter Technology Corp.
6.38%, 7/15/2028	6,671	6,691
7.63%, 3/15/2030	1,568	1,615
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,815	7,403
6.88%, 11/1/2029 (a)	6,487	6,588
6.75%, 4/15/2030 (a)	5,494	5,555
7.50%, 9/15/2031 (a)	4,190	4,248
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	2,734	2,860
Novelis Corp.
4.75%, 1/30/2030 (a)	5,187	4,988
6.88%, 1/30/2030 (a)	1,522	1,579
3.88%, 8/15/2031 (a)	1,794	1,627
6.38%, 8/15/2033 (a)	3,373	3,408
United States Steel Corp. 6.88%, 3/1/2029	449	452
		71,199
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,396	2,511
Oil, Gas & Consumable Fuels — 8.8%
Aethon United BR LP 7.50%, 10/1/2029 (a)	2,073	2,162
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	11,942	11,939
5.75%, 1/15/2028 (a)	12,973	13,009
5.38%, 6/15/2029 (a)	1,215	1,208
Antero Resources Corp.
7.63%, 2/1/2029 (a)	5,531	5,641
5.38%, 3/1/2030 (a)	2,042	2,057
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	935	933
6.63%, 10/15/2032 (a)	5,460	5,558
6.63%, 7/15/2033 (a)	4,477	4,545
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	14,200	14,494
7.38%, 3/15/2032 (a)	5,573	5,445
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,776	3,776
7.00%, 7/15/2029 (a)	3,933	4,092
7.25%, 7/15/2032 (a)	2,394	2,541
Buckeye Partners LP
4.13%, 12/1/2027	3,138	3,087
4.50%, 3/1/2028 (a)	8,136	8,008
6.75%, 2/1/2030 (a)	8,082	8,394
California Resources Corp. 7.13%, 2/1/2026 (a)	1,634	1,629
Chord Energy Corp. 6.75%, 3/15/2033 (a)	4,755	4,877
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	7,735	8,033
8.63%, 11/1/2030 (a)	5,950	6,194
8.75%, 7/1/2031 (a)	9,806	10,088
9.63%, 6/15/2033 (a)	3,215	3,403
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,780	1,688
CNX Resources Corp.
6.00%, 1/15/2029 (a)	4,113	4,122
7.38%, 1/15/2031 (a)	3,300	3,423
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	18,273	18,014
5.88%, 1/15/2030 (a)	7,799	7,320
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	12,648	13,161
7.63%, 4/1/2032 (a)	11,536	11,489
7.38%, 1/15/2033 (a)	6,381	6,235
8.38%, 1/15/2034 (a)	6,078	6,168
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,517	7,306
4.38%, 6/15/2031 (a)	3,221	3,099
Energy Transfer LP 7.38%, 2/1/2031 (a)	2,720	2,845
EQT Corp.
7.50%, 6/1/2027 (a)	4,440	4,521
4.50%, 1/15/2029 (a)	6,959	6,939
7.50%, 6/1/2030 (a)	2,878	3,170
4.75%, 1/15/2031 (a)	7,863	7,807
Expand Energy Corp.
5.38%, 2/1/2029	2,594	2,599
6.75%, 4/15/2029 (a)	29,429	29,749
5.38%, 3/15/2030	6,866	6,935
4.75%, 2/1/2032	6,998	6,811
Genesis Energy LP
7.75%, 2/1/2028	4,106	4,151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
8.25%, 1/15/2029	1,686	1,760
8.88%, 4/15/2030	4,082	4,320
7.88%, 5/15/2032	3,026	3,141
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	7,996	8,180
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,860	3,974
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,955	1,988
6.50%, 6/1/2029 (a)	4,561	4,716
4.25%, 2/15/2030 (a)	5,477	5,318
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	233	234
5.75%, 2/1/2029 (a)	1,643	1,622
6.00%, 4/15/2030 (a)	3,597	3,560
6.25%, 4/15/2032 (a)	2,457	2,352
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	5,654	5,896
6.63%, 1/15/2034 (a)	3,927	3,991
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	3,980	4,095
5.88%, 6/15/2030 (a)	3,962	3,996
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,204	4,265
6.25%, 4/15/2033 (a)	6,852	6,903
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	6,968	7,108
8.38%, 2/15/2032 (a)	5,035	5,115
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,611	3,708
NuStar Logistics LP
6.00%, 6/1/2026	3,140	3,151
5.63%, 4/28/2027	7,938	7,980
6.38%, 10/1/2030	209	216
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	3,257	3,318
9.88%, 7/15/2031 (a)	13,590	14,753
7.00%, 1/15/2032 (a)	6,968	7,225
6.25%, 2/1/2033 (a)	4,840	4,930
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,715	4,916
Range Resources Corp.
8.25%, 1/15/2029	12,502	12,830
4.75%, 2/15/2030 (a)	5,440	5,307
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,400	3,345
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	139

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.80%, 5/15/2030 (a)	605	589
6.75%, 3/15/2033 (a)	3,367	3,517
SM Energy Co.
6.75%, 9/15/2026	7,457	7,444
6.63%, 1/15/2027	12,328	12,337
6.50%, 7/15/2028	1,977	1,996
6.75%, 8/1/2029 (a)	176	178
7.00%, 8/1/2032 (a)	3,730	3,757
Sunoco LP
5.88%, 3/15/2028	318	319
7.00%, 5/1/2029 (a)	2,840	2,949
4.50%, 5/15/2029	1,910	1,862
4.50%, 4/30/2030	11,008	10,638
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	5,770	5,763
5.50%, 1/15/2028 (a)	4,725	4,717
7.38%, 2/15/2029 (a)	4,030	4,152
6.00%, 12/31/2030 (a)	9,569	9,427
6.00%, 9/1/2031 (a)	8,352	8,206
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,701	11,088
9.50%, 2/1/2029 (a)	3,035	3,337
7.00%, 1/15/2030 (a)	6,648	6,850
8.38%, 6/1/2031 (a)	680	713
9.88%, 2/1/2032 (a)	6,690	7,285
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	19,219	20,064
7.75%, 5/1/2035 (a)	1,770	1,971
6.75%, 1/15/2036 (a)	6,281	6,592
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	6,849	6,748
		585,377
Passenger Airlines — 0.9%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	7,854	7,860
5.75%, 4/20/2029 (a)	23,211	23,338
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	12,696	12,616
United Airlines, Inc.
4.38%, 4/15/2026 (a)	8,571	8,543
4.63%, 4/15/2029 (a)	1,190	1,171
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	5,001	5,201
		58,729
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Personal Care Products — 0.4%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,131	5,999
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	10,240	10,190
4.13%, 4/1/2029 (a)	4,712	4,484
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,494	3,516
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,577	3,554
		27,743
Pharmaceuticals — 1.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	8,754	9,090
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	1,925	1,920
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	13,203	11,916
5.00%, 2/15/2029 (a)	10,680	8,189
6.25%, 2/15/2029 (a)	5,676	4,463
5.25%, 1/30/2030 (a)	8,364	6,090
5.25%, 2/15/2031 (a)	8,395	5,667
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (g)	2,996	3,119
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	2,236	2,380
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (f)	5,067	—
GCB Endo (Luxembourg) 0.00%, 4/1/2029 ‡	7,570	—
Organon & Co.
4.13%, 4/30/2028 (a)	13,538	12,964
5.13%, 4/30/2031 (a)	14,447	12,379
7.88%, 5/15/2034 (a)	1,400	1,262
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (f)	7,307	—
		79,439
Professional Services — 0.1%
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,700	5,927
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	4,030	3,734
5.25%, 4/15/2030 (a)	12,803	11,220
9.75%, 4/15/2030 (a)	5,884	6,250
Kennedy-Wilson, Inc. 5.00%, 3/1/2031	90	84
		21,288
Semiconductors & Semiconductor Equipment — 1.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,886	5,880
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	11,085	12,004
Entegris, Inc.
4.38%, 4/15/2028 (a)	4,379	4,258
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.75%, 4/15/2029 (a)	11,766	11,597
3.63%, 5/1/2029 (a)	6,183	5,828
5.95%, 6/15/2030 (a)	22,776	23,069
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	9,966	9,973
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	18,578	18,053
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,690	4,476
		95,138
Software — 1.1%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	7,810	7,661
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	4,737	4,801
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,984	6,885
5.13%, 4/15/2029 (a)	6,033	5,957
RingCentral, Inc. 8.50%, 8/15/2030 (a)	12,210	13,030
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	25,840	25,848
6.50%, 6/1/2032 (a)	8,450	8,769
		72,951
Specialized REITs — 0.5%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,538	4,504
4.88%, 9/15/2029 (a)	6,647	6,534
5.25%, 7/15/2030 (a)	15,543	15,380
6.25%, 1/15/2033 (a)	872	892
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	7,046	7,109
SBA Communications Corp. 3.13%, 2/1/2029	739	695
		35,114
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,812	4,755
4.63%, 11/15/2029 (a)	7,374	7,161
4.75%, 3/1/2030	1,790	1,748
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,928	5,059
6.88%, 11/1/2035	336	350
6.75%, 7/1/2036	2,580	2,625
Escrow Rite Aid 0.00%, 12/31/2049 ‡	2,524	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,311	4,981
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,874	2,945
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	7,614	7,301
PetSmart LLC 7.50%, 9/15/2032 (a)	13,217	13,080
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	6,021	2,378
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	9,903	9,627
4.88%, 11/15/2031 (a)	5,087	4,858
Staples, Inc.
10.75%, 9/1/2029 (a)	22,985	22,008
12.75%, 1/15/2030 (a)	13,193	9,391
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,761	3,757
		102,024
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,937	3,107
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	6,514	6,919
8.50%, 7/15/2031 (a)	2,478	2,630
5.75%, 12/1/2034 (a)	1,755	1,704
Xerox Corp.
10.25%, 10/15/2030 (a)	3,482	3,613
13.50%, 4/15/2031 (a)	3,310	3,321
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	569
8.88%, 11/30/2029 (a)	4,989	3,033
		24,896
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	4,865	5,172
Trading Companies & Distributors — 1.7%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	4,010	4,006
6.63%, 6/15/2029 (a)	5,375	5,537
7.00%, 6/15/2030 (a)	4,005	4,168
Imola Merger Corp. 4.75%, 5/15/2029 (a)	25,307	24,672
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	9,652	9,969
United Rentals North America, Inc.
5.50%, 5/15/2027	810	809
4.88%, 1/15/2028	5,152	5,123
5.25%, 1/15/2030	8,495	8,521
6.13%, 3/15/2034 (a)	14,447	14,964
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	13,632	13,843
6.38%, 3/15/2029 (a)	10,553	10,865
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	141

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
6.63%, 3/15/2032 (a)	5,015	5,200
6.38%, 3/15/2033 (a)	2,941	3,050
		110,727
Wireless Telecommunication Services — 0.3%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a) (f)	10,739	3,866
6.00%, 2/15/2028 (a) (f)	3,390	1,220
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	7,490	7,803
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	680	629
T-Mobile USA, Inc. 6.70%, 12/15/2033	4,403	4,870
		18,388
Total Corporate Bonds (Cost $5,284,154)		5,306,599
Loan Assignments — 8.4% (h)
Aerospace & Defense — 0.2%
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (e)	2,313	2,315
TransDigm, Inc., 1st Lien Term Loan M (1-MONTH CME TERM SOFR + 2.50%), 6.85%, 8/19/2032 (e) (i)	10,650	10,652
		12,967
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.41%, 1/31/2031 (e)	2,061	2,063
DexKo Global, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 10/4/2028 (e)	10,652	10,392
		12,455
Beverages — 0.1%
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (e)	7,045	7,051
Broadline Retail — 0.1%
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.20%, 10/1/2027 (e)	5,453	5,080
Building Products — 0.4%
EMRLD Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 8/4/2031 (e)	9,865	9,842
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/28/2031 (e)	4,034	4,050
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032 (e)	10,376	10,370
		24,262
Chemicals — 0.4%
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030 (e) (i)	15,390	14,094
Venator Materials LLC, 1st Lien Term Loan
14.32%, 1/16/2026 (j)	3,315	3,149
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.32%, 10/12/2028 (b) (e)	5,421	3,795
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.29%, 7/16/2026 (b) (e)	3,308	3,143
		24,181
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.59%, 8/20/2032 (e) (i)	2,264	2,271
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 2/1/2029 (e)	786	785
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 5/6/2032 (e)	11,678	11,690
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.16%, 11/19/2031 (e)	5,115	5,128
		19,874
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.75%), 9.07%, 12/18/2029 (e) (i)	7,000	7,116
Consumer Staples Distribution & Retail — 0.5%
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (b) (e)	8,973	1,988
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (b) (e)	22,148	15,118
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — continued
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% + 0.10% (CAS)), 15.83%, 6/30/2026 ‡ (b) (e)	7,825	7,825
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.81%, 1/2/2029 ‡ (b) (e)	3,204	3,203
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.81%, 1/2/2029 ‡ (b) (e)	3,558	3,558
		31,692
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/1/2032 (e)	3	3
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/1/2032 (e)	5,945	5,938
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027 (e)	7,361	7,363
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.42%, 10/30/2028 (e)	8,327	6,561
		19,865
Diversified Consumer Services — 0.1%
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.74%, 10/16/2031 (e)	3,681	3,697
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2031 (e)	3,396	3,388
		7,085
Diversified Telecommunication Services — 0.2%
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 9.82%, 8/15/2028 (e)	6,820	6,237
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.63%, 4/16/2029 (e) (i)	10,064	9,997
		16,234
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.3%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.78%, 12/2/2031 (e)	10,312	10,359
Sanmina Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.88%, 8/6/2032 (e) (i)	7,418	7,400
		17,759
Entertainment — 0.2%
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.78%, 12/2/2031 (e)	11,673	11,658
Financial Services — 0.3%
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/27/2029 (e)	853	858
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 11/17/2031 (e)	10,160	10,158
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 6/30/2032 (e)	7,000	7,056
		18,072
Ground Transportation — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (e)	13,441	13,441
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (e)	2,314	2,313
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.07%, 6/30/2028 (e)	10,862	9,260
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 8.07%, 6/30/2028 (e)	2,132	1,818
		26,832
Health Care Equipment & Supplies — 0.4%
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 1/15/2031 (e) (i)	17,091	17,094
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/23/2028 (e)	11,454	11,453
		28,547
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	143

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 0.3%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (e)	8,610	8,614
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030 (e)	3,308	3,288
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.43%, 6/28/2028 (e)	9,551	9,219
		21,121
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 3/14/2031 (e)	2,849	2,846
Insurance — 0.2%
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 9/19/2030 (e)	5,400	5,335
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030 (e)	9,293	9,309
		14,644
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 2/3/2031 (e)	10,164	10,166
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (f) (j)	3,180	32
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/18/2030 (e)	3,250	3,193
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 8/26/2031 (e)	14,942	14,988
		18,213
Machinery — 0.1%
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 4/5/2029 (e)	7,618	7,659
Media — 0.9%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 12/9/2030 (e)	12,805	12,790
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.28%, 8/23/2028 (e) (i)	4,805	4,804
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028 (e) (i)	24,313	24,218
DIRECTV Financing LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.57%, 8/2/2027 (e)	1,883	1,885
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 10.23%, 6/30/2028 (e)	2,231	2,238
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 10.21%, 5/1/2029 (e) (i)	14,997	12,589
		58,524
Oil, Gas & Consumable Fuels — 0.1%
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 10/15/2031 (e)	4,424	4,436
Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (e)	6,131	6,109
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.04%, 4/1/2031 (e)	6,803	6,834
		12,943
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/17/2028 (e)	8,410	5,508
Pharmaceuticals — 0.3%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030 (e) (i)	17,645	17,385
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 10/31/2031 (e)	6,992	7,005
Software — 0.6%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/15/2029 (e)	7,162	7,155
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/25/2031 (e)	7,808	7,815
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032 (e)	4,596	4,596
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.09%, 11/13/2031 (e)	5,716	5,717
Icon Parent, Inc., 2nd Lien Term Loan (6-MONTH CME TERM SOFR + 5.00%), 9.21%, 11/12/2032 (e)	3,333	3,371
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 11/28/2028 (e)	7,008	7,022
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031 (e)	2,822	2,819
		38,495
Specialty Retail — 0.6%
Claire's Boutiques, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.25% (PIK)), 11.60%, 5/15/2026 ‡ (b) (e)	3,902	1,327
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50% (PIK) + 0.10% (CAS)), 10.73%, 12/18/2026 ‡ (b) (e)	13,524	—
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (e)	5,460	5,437
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (e) (i)	19,037	18,331
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 8/18/2032 (e) (i)	11,082	10,964
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50% + 0.11% (CAS)), 11.62%, 6/29/2028 (e)	6,262	5,763
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (e)	1,248	1,249
		43,071
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 4/30/2032 (e)	1,491	1,503
Total Loan Assignments (Cost $593,234)		554,249
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 1.6%
Fixed Income — 1.6%
iShares Broad USD High Yield Corporate Bond ETF	2,410	90,669
iShares iBoxx $ High Yield Corporate Bond ETF	200	16,172
Total Exchange-Traded Funds (Cost $104,193)		106,841
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Notes
4.00%, 4/30/2032	47,315	47,589
4.25%, 5/15/2035	47,350	47,498
Total U.S. Treasury Obligations (Cost $93,157)		95,087
	SHARES (000)
Common Stocks — 1.2%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	9	232
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	95,914,057	96
MYT Holding LLC ‡ *	5,623	1,406
NMG Parent LLC, Escrow ‡ *	83	1,039
		2,541
Chemicals — 0.0% ^
Venator Materials plc ‡ *	11	2,133
Distributors — 0.1%
Incora Intermediate LLC ‡ *	254	5,044
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	170	6,309
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡	7,077	14
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	107	1,835
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
Media — 0.3%
Audacy, Inc. *	64	841
Clear Channel Outdoor Holdings, Inc. *	2,312	2,866
iHeartMedia, Inc., Class A *	273	582
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	145

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
National CineMedia, Inc.	549	2,412
SES SA (Luxembourg) ‡ *	749	9,555
		16,256
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. *	29	5,112
Pharmaceuticals — 0.3%
Endo GUC Trust ‡ *	751	432
Mallinckrodt ARD LLC ‡ *	80	7,863
Mallinckrodt plc *	138	13,555
		21,850
Specialized REITs — 0.2%
VICI Properties, Inc.	393	13,269
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ * (k)	17	—
NMG, Inc. ‡ *	6	69
Rite Aid ‡ *	25	—
Serta Simmons Bedding LLC *	394	3,867
		3,936
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	750	—
Total Common Stocks (Cost $94,222)		78,531
Preferred Stocks — 0.3%
Broadline Retail — 0.3%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	16,285
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ (k)	18	—
Total Preferred Stocks (Cost $35,766)		16,285
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.1%
Broadline Retail — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	231
3.75%, 2/15/2030	4,448	378
		609
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — 0.1%
EchoStar Corp. 3.88% (PIK), 11/30/2030 (b)	3,719	7,532
Total Convertible Bonds (Cost $9,553)		8,141
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	77	1
expiring 9/30/2028, price 1.00 USD ‡ *	13	—
Total Warrants (Cost $209)		1
	SHARES (000)
Short-Term Investments — 6.2%
Investment Companies — 6.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.13% (l) (m) (Cost $412,045)	412,045	412,045
Total Investments — 99.3% (Cost $6,626,533)		6,577,779
Other Assets in Excess of Liabilities — 0.7%		44,417
NET ASSETS — 100.0%		6,622,196

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	August 31, 2025

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(f)	Defaulted security.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(h)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(i)	All or a portion of this security is unsettled as of August 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of August 31, 2025.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD35,000	1,212	1,654	2,866

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	147

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 33.6%
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	7,985	8,056
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,141
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	23,438	24,591
Pool # SD4320, 6.00%, 11/1/2053	64,699	66,645
Pool # SD4341, 6.50%, 11/1/2053	15,636	16,402
Pool # SD5883, 6.50%, 6/1/2054	20,074	21,015
Pool # SD5979, 6.00%, 7/1/2054	38,377	39,414
Pool # SD6268, 6.50%, 8/1/2054	17,484	18,322
Pool # SD6896, 6.00%, 9/1/2054	66,502	68,483
Pool # SD6461, 6.50%, 10/1/2054	13,095	13,696
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	19,805	20,744
Pool # FS6942, 6.50%, 12/1/2053	9,878	10,284
Pool # CB8004, 6.00%, 2/1/2054	12,261	12,628
Pool # CB8495, 6.00%, 5/1/2054	39,421	40,615
Pool # FS8911, 6.50%, 8/1/2054	24,428	25,643
Pool # CB9153, 6.00%, 9/1/2054	48,866	50,544
Pool # DC4812, 5.50%, 11/1/2054	889	895
Pool # FA1925, 6.00%, 12/1/2054	38,630	39,666
Pool # FA0444, 5.50%, 1/1/2055	981	987
Pool # BU5526, 5.50%, 2/1/2055	405	407
Pool # FA0541, 6.00%, 2/1/2055	48,399	49,898
FNMA, Other
Pool # BS7094, 4.78%, 11/1/2029	23,000	23,471
Pool # BS3390, 1.69%, 10/1/2031	11,014	9,607
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,896
Pool # BS4294, 1.97%, 1/1/2034	2,400	1,998
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,847
Pool # BZ3537, 4.97%, 4/1/2035	11,397	11,680
FTF 8.00%, 8/15/2026 ‡	2,434	1,825
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	318	327
Pool # DA9696, 6.50%, 4/20/2045	371	382
Pool # BF2605, 5.50%, 5/20/2048	259	268
Pool # BJ9839, 4.38%, 4/20/2049	73	70
Pool # DD9127, 6.50%, 7/20/2049	379	395
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	44	46
Pool # MA8882, 7.00%, 5/20/2053	103	107
Pool # CW1603, 6.50%, 12/20/2053	986	1,024
Pool # DA0555, 6.50%, 2/20/2054	2,135	2,216
Pool # DA1949, 6.50%, 2/20/2054	1,659	1,722
Pool # 787307, 6.50%, 3/20/2054	3,971	4,122
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DB1810, 6.50%, 3/20/2054	1,654	1,717
Pool # DB1811, 6.50%, 3/20/2054	940	975
Pool # DB1838, 6.50%, 3/20/2054	1,228	1,274
Pool # DB1521, 6.00%, 4/20/2054	971	1,002
Pool # DB1161, 6.50%, 4/20/2054	1,361	1,412
Pool # DA0802, 6.50%, 5/20/2054	1,311	1,361
Pool # DA5191, 6.50%, 5/20/2054	494	519
Pool # DA9805, 6.50%, 5/20/2054	290	302
Pool # DB7176, 6.50%, 5/20/2054	429	447
Pool # DB7182, 6.00%, 6/20/2054	896	922
Pool # DB9010, 6.00%, 6/20/2054	1,413	1,449
Pool # DC6423, 6.00%, 6/20/2054	1,880	1,935
Pool # DC6424, 6.00%, 6/20/2054	1,617	1,663
Pool # DC6462, 6.00%, 6/20/2054	1,611	1,662
Pool # DC6464, 6.00%, 6/20/2054	7,803	8,019
Pool # DC7762, 6.00%, 6/20/2054	9,611	9,877
Pool # CP4226, 6.50%, 6/20/2054	1,216	1,268
Pool # CZ1406, 6.50%, 6/20/2054	524	548
Pool # DA1016, 6.50%, 6/20/2054	589	615
Pool # DB7470, 6.50%, 6/20/2054	2,913	3,024
Pool # DB7473, 6.50%, 6/20/2054	3,137	3,260
Pool # DC6270, 6.50%, 6/20/2054	1,011	1,053
Pool # DE0617, 6.50%, 6/20/2054	6,531	6,780
Pool # DB7520, 6.00%, 7/20/2054	2,926	3,007
Pool # DC0348, 6.00%, 7/20/2054	24,211	24,828
Pool # DC6650, 6.00%, 7/20/2054	9,066	9,317
Pool # DC8318, 6.00%, 7/20/2054	403	416
Pool # DC8319, 6.00%, 7/20/2054	563	580
Pool # DA1123, 6.50%, 7/20/2054	1,555	1,614
Pool # DB7614, 6.50%, 7/20/2054	542	563
Pool # DB7642, 6.50%, 7/20/2054	1,464	1,520
Pool # DC4806, 6.50%, 7/20/2054	2,691	2,797
Pool # DC4815, 6.50%, 7/20/2054	1,771	1,838
Pool # DC4824, 6.50%, 7/20/2054	2,782	2,888
Pool # DC4836, 6.50%, 7/20/2054	1,319	1,371
Pool # DC4838, 6.50%, 7/20/2054	1,429	1,484
Pool # DC7719, 6.50%, 7/20/2054	507	526
Pool # DD0243, 6.50%, 7/20/2054	576	601
Pool # DD0244, 6.50%, 7/20/2054	829	864
Pool # DD0258, 6.50%, 7/20/2054	435	453
Pool # DD1474, 6.50%, 7/20/2054	6,798	7,057
Pool # DD6149, 6.50%, 7/20/2054	486	505
Pool # DE1862, 6.00%, 8/20/2054	5,955	6,120
Pool # 787524, 6.50%, 8/20/2054	27,541	28,831
Pool # 787526, 6.50%, 8/20/2054	31,901	33,167
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 787527, 6.50%, 8/20/2054	28,659	29,889
Pool # 787528, 6.50%, 8/20/2054	35,726	37,121
Pool # CZ7222, 6.50%, 8/20/2054	1,960	2,038
Pool # DA1146, 6.50%, 8/20/2054	376	391
Pool # DA2943, 6.50%, 8/20/2054	1,569	1,630
Pool # DC5089, 6.50%, 8/20/2054	1,500	1,559
Pool # DC6802, 6.50%, 8/20/2054	3,904	4,049
Pool # DC8297, 6.50%, 8/20/2054	1,923	2,000
Pool # DD0605, 6.50%, 8/20/2054	423	440
Pool # DD1553, 6.50%, 8/20/2054	429	446
Pool # DD7840, 6.50%, 8/20/2054	2,771	2,879
Pool # DD8028, 6.50%, 8/20/2054	474	494
Pool # DD8029, 6.50%, 8/20/2054	464	482
Pool # DD8031, 6.50%, 8/20/2054	364	378
Pool # DD8032, 6.50%, 8/20/2054	659	685
Pool # DD8033, 6.50%, 8/20/2054	601	625
Pool # DD9128, 6.50%, 8/20/2054	1,176	1,226
Pool # DE0930, 6.50%, 8/20/2054	411	429
Pool # DE0931, 6.50%, 8/20/2054	492	513
Pool # DE0933, 6.50%, 8/20/2054	334	348
Pool # DE0936, 6.50%, 8/20/2054	864	898
Pool # DE1872, 6.50%, 8/20/2054	5,131	5,326
Pool # 787553, 6.00%, 9/20/2054	51,371	52,820
Pool # DD9114, 6.00%, 9/20/2054	936	961
Pool # DE0971, 6.00%, 9/20/2054	909	935
Pool # DE4370, 6.00%, 9/20/2054	2,839	2,918
Pool # DE4373, 6.00%, 9/20/2054	2,067	2,124
Pool # 787554, 6.50%, 9/20/2054	43,147	44,832
Pool # DE6368, 6.50%, 9/20/2054	3,758	3,894
Pool # 787593, 5.50%, 10/20/2054	6,205	6,300
Pool # 787595, 6.00%, 10/20/2054	9,212	9,484
Pool # 787596, 6.00%, 10/20/2054	22,197	22,906
Pool # DF5278, 6.00%, 10/20/2054	823	845
Pool # DG0986, 6.00%, 11/20/2054	566	582
Pool # DG1019, 6.00%, 11/20/2054	1,114	1,145
Pool # DG1038, 6.00%, 11/20/2054	630	648
Pool # DE0928, 6.00%, 12/20/2054	546	563
Pool # DF4458, 6.00%, 12/20/2054	750	771
Pool # DF4461, 6.00%, 12/20/2054	739	760
Pool # DF4477, 6.00%, 12/20/2054	2,082	2,140
Pool # DF8291, 6.00%, 12/20/2054	9,973	10,249
Pool # DG1004, 6.00%, 12/20/2054	901	926
Pool # DG1015, 6.00%, 12/20/2054	933	958
Pool # DG1018, 6.00%, 12/20/2054	786	808
Pool # DG1027, 6.00%, 12/20/2054	2,457	2,525
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DG8794, 6.00%, 12/20/2054	1,164	1,196
Pool # DG8812, 6.00%, 12/20/2054	672	690
Pool # DG8826, 6.00%, 12/20/2054	775	797
Pool # MB0094, 6.50%, 12/20/2054	94,270	97,103
Pool # DG8827, 6.00%, 1/20/2055	2,424	2,491
Pool # DG8828, 6.00%, 1/20/2055	656	674
Pool # DG8829, 6.00%, 1/20/2055	1,083	1,117
Pool # DG8840, 6.00%, 1/20/2055	765	786
Pool # DG8841, 6.00%, 1/20/2055	2,285	2,348
Pool # DG8842, 6.00%, 1/20/2055	507	521
Pool # DG8843, 6.00%, 1/20/2055	735	758
Pool # DG8871, 6.00%, 1/20/2055	467	482
Pool # MB0149, 6.50%, 1/20/2055	187,764	193,295
Pool # MB0206, 6.00%, 2/20/2055	107,000	109,190
Pool # MB0207, 6.50%, 2/20/2055	57,100	58,782
Pool # 787885, 6.00%, 3/20/2055	86,494	88,889
Pool # DH6333, 6.50%, 3/20/2055	3,272	3,412
Pool # DH6334, 6.50%, 3/20/2055	2,862	2,985
Pool # DH6348, 6.50%, 3/20/2055	2,096	2,186
Pool # DH6350, 6.50%, 3/20/2055	2,382	2,483
Pool # MB0261, 6.50%, 3/20/2055	11,470	11,811
Pool # DI0238, 6.00%, 4/20/2055	4,628	4,728
Pool # 787943, 6.50%, 5/20/2055	46,620	48,774
Pool # MB0368, 6.50%, 5/20/2055	317,635	326,999
Pool # 788063, 6.00%, 7/20/2055	18,781	19,301
Pool # MB0486, 6.00%, 7/20/2055	169,184	172,629
Pool # DK7461, 6.50%, 7/20/2055	19,644	20,326
Pool # MB0625, 6.50%, 9/20/2055 (a)	13,000	13,420
GNMA II, Other
Pool # CX7724, 7.00%, 9/20/2063	162	166
Pool # CX7728, 7.00%, 10/20/2063	320	329
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2055 (a)	1,226,670	1,235,675
TBA, 6.00%, 9/15/2055 (a)	1,051,240	1,072,083
TBA, 6.50%, 9/15/2055 (a)	25,990	26,741
TBA, 5.50%, 10/15/2055 (a)	330,250	332,352
P2 3.00%, 12/20/2031 ‡ (b)	25,000	24,970
STRU CITI 1.55%, 8/15/2055 ‡ (a) (c)	68,329	4,174
Total Mortgage-Backed Securities (Cost $4,900,546)		4,927,113
Commercial Mortgage-Backed Securities — 23.6%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (b) (c)	600	537
Acrc 5.25%, 11/15/2026 ‡ (b)	23,333	22,687
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	149

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Areit Frn 8.85%, 10/14/2026 ‡ (b) (c)	29,000	28,710
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (b)	8,795	7,083
Series 2019-BN16, Class F, 3.83%, 2/15/2052 (b) (c)	3,000	1,404
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (b)	2,800	2,369
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (b)	2,500	1,976
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (b)	8,600	5,712
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (b)	2,841	1,547
Series 2019-BN23, Class XA, IO, 0.80%, 12/15/2052 (c)	38,181	929
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (b)	5,000	3,900
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (b)	3,500	2,623
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (b) (c)	5,231	4,052
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (b) (c)	4,145	2,981
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (b)	2,149	1,472
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (b) (c)	1,000	879
Series 2017-BNK5, Class C, 4.35%, 6/15/2060 (c)	2,050	1,954
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (b)	3,195	2,657
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060 (c)	132,263	348
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (b)	3,000	2,250
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (b)	1,000	539
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (b)	1,500	1,264
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (b)	1,250	969
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (b)	2,000	1,458
Series 2019-BN19, Class C, 4.16%, 8/15/2061 (c)	2,500	1,831
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (b)	2,000	1,518
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-BN18, Class E, 3.00%, 5/15/2062 (b)	2,150	1,181
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (c)	48,598	1,360
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (b)	6,721	3,844
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (b)	8,600	4,403
Series 2019-BN24, Class XA, IO, 0.75%, 11/15/2062 (c)	97,959	2,359
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (b)	4,250	3,409
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (b)	7,380	5,782
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (b)	4,250	3,025
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (b)	3,250	2,415
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (b)	5,520	3,627
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	7,278	6,505
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (b)	3,700	2,746
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (b)	3,850	2,585
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (c)	40,000	1,266
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (b) (c)	5,300	3,614
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (c)	26,446	27,568
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,622	20,485
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	7,049
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (b)	8,451	5,187
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 7.00%, 3/15/2037 (b) (c)	6,000	4,861
Series 2017-C1, Class D, 3.71%, 2/15/2050 (b) (c)	1,000	697
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (c)	30,040	1,545
Series 2021-C11, Class XA, IO, 1.46%, 9/15/2054 (c)	155,374	8,492
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	7,100	7,974
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (c)	15,110	16,106
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (b)	2,000	1,099
Series 2018-B1, Class C, 4.34%, 1/15/2051 (c)	5,140	4,195
Series 2018-B2, Class XA, IO, 0.57%, 2/15/2051 (c)	32,239	251
Series 2018-B8, Class D, 3.00%, 1/15/2052 (b)	3,050	2,192
Series 2019-B9, Class D, 3.00%, 3/15/2052 (b)	2,000	1,305
Series 2019-B9, Class F, 3.91%, 3/15/2052 (b) (c)	6,000	2,445
Series 2019-B11, Class D, 3.00%, 5/15/2052 (b)	1,900	973
Series 2020-B16, Class E, 2.50%, 2/15/2053 (b)	7,250	4,799
Series 2020-B21, Class E, 2.00%, 12/17/2053 (b)	2,500	1,429
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	27,131	28,765
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (c)	278	293
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,312
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	16,145
Series 2019-B14, Class E, 2.50%, 12/15/2062 (b)	3,000	941
Series 2019-B15, Class E, 2.75%, 12/15/2072 (b)	9,150	4,992
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 6.20%, 8/15/2042 (b) (c)	21,450	21,517
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (c)	28,900	30,776
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (b)	10,499	8,987
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (b)	5,000	4,096
Series 2019-FRR1, Class 1A5, 8.66%, 5/25/2052 (b) (c)	525	523
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.59%, 2/17/2055 (c)	78,612	1,786
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,777
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	39,786	41,929
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (c)	27,530	29,604
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,712
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	19,268
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	24,700	26,357
Series 2024-C9, Class XA, IO, 1.08%, 7/15/2057 (c)	80,058	5,114
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	11,360
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	10,200	10,509
Series 2024-C10, Class XA, IO, 0.81%, 11/15/2057 (c)	385,345	19,206
Series 2024-5C7, Class XA, IO, 1.14%, 11/15/2057 (b) (c)	91,971	3,194
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (c)	7,000	7,289
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (c)	1,550	1,609
Series 2025-5C11, Class XA, IO, 1.33%, 7/15/2058 (c)	48,253	2,316
BX
Series 2021-MFM1, Class E, 6.73%, 1/15/2034 (b) (c)	2,275	2,276
Series 2021-MFM1, Class F, 7.48%, 1/15/2034 (b) (c)	1,400	1,400
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 5.80%, 2/15/2039 (b) (c)	7,943	7,952
Series 2024-MF, Class B, 6.05%, 2/15/2039 (b) (c)	3,223	3,229
Series 2024-AIR2, Class A, 5.86%, 10/15/2041 (b) (c)	3,357	3,363
BX Mortgage Trust
Series 2025-BIO3, Class C, 7.19%, 2/10/2042 (b) (c)	15,700	16,091
Series 2025-BIO3, Class D, 7.19%, 2/10/2042 (b) (c)	7,900	7,802
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (b)	2,300	1,786
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (b)	8,200	7,911
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (b)	20,000	19,329
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (b)	6,700	6,429
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	151

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (b)	2,500	2,383
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (b)	6,970	5,366
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (b)	8,000	6,397
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (b)	14,000	10,270
Series 2021-FRR1, Class BK58, 2.39%, 9/29/2029 (b) (c)	11,000	10,461
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (c)	3,000	2,002
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (b)	700	151
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (b)	3,550	2,999
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (b)	266	241
Series 2017-CD6, Class C, 4.41%, 11/13/2050 (c)	914	855
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (b) (c)	1,629	1,330
Series 2018-CD7, Class C, 5.00%, 8/15/2051 (c)	2,700	2,507
Series 2019-CD8, Class XB, IO, 0.84%, 8/15/2057 (b) (c)	78,512	1,907
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (b)	1,910	1,063
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class C, 4.30%, 11/10/2049 (c)	800	717
Series 2016-C6, Class D, 4.30%, 11/10/2049 (b) (c)	1,900	1,537
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (b)	4,359	3,720
Series 2017-B1, Class E, 3.30%, 8/15/2050 (b) (c)	809	534
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (b)	3,750	2,055
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (b)	8,955	6,268
Series 2015-GC31, Class D, 3.90%, 6/10/2048 (c)	3,800	376
Series 2015-P1, Class D, 3.23%, 9/15/2048 (b)	1,373	1,325
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-GC36, Class C, 4.91%, 2/10/2049 (c)	1,000	830
Series 2016-P3, Class B, 4.27%, 4/15/2049 (c)	1,200	1,127
Series 2016-P4, Class C, 4.09%, 7/10/2049 (c)	3,624	3,375
Series 2016-C2, Class D, 3.25%, 8/10/2049 (b) (c)	1,500	1,394
Series 2016-C3, Class D, 3.00%, 11/15/2049 (b)	1,500	1,201
Series 2016-P6, Class D, 3.25%, 12/10/2049 (b)	2,000	1,416
Series 2017-C4, Class D, 3.00%, 10/12/2050 (b)	5,453	4,675
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (b)	9,287	5,401
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (b)	4,500	2,333
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,513
Series 2015-GC33, Class E, 4.67%, 9/10/2058 (b) (c)	4,330	2,128
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.85%, 12/10/2041 (b) (c)	11,460	11,589
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (b) (c)	5,484	5,586
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (b) (c)	5,976	6,120
Series 2018-COR3, Class B, 4.67%, 5/10/2051 (c)	2,000	1,689
Commercial Mortgage Trust
Series 2013-CR13, Class E, 5.11%, 11/10/2046 (b) (c)	1,500	166
Series 2014-CR14, Class C, 3.79%, 2/10/2047 (c)	1,000	950
Series 2014-UBS2, Class D, 4.91%, 3/10/2047 (b) (c)	1,865	1,309
Series 2014-LC15, Class D, 4.92%, 4/10/2047 (b) (c)	1,109	1,087
Series 2014-CR19, Class E, 4.07%, 8/10/2047 (b) (c)	6,000	5,610
Series 2014-CR19, Class D, 4.57%, 8/10/2047 (b) (c)	81	78
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (b)	4,760	3,118
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (b)	2,113	2,029
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (b)	3,700	2,786
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (b)	3,000	2,694
Series 2015-CR22, Class D, 3.89%, 3/10/2048 (b) (c)	4,174	3,313
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (b)	3,000	1,972
Series 2015-LC21, Class D, 4.45%, 7/10/2048 (c)	4,200	3,762
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (c)	1,458	1,332
Series 2015-CR25, Class D, 3.93%, 8/10/2048 (c)	1,000	940
Series 2015-CR27, Class D, 3.50%, 10/10/2048 (b) (c)	2,072	1,758
Series 2015-LC23, Class D, 3.70%, 10/10/2048 (b) (c)	2,000	1,726
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (b) (c)	3,500	2,865
Series 2016-CR28, Class E, 4.24%, 2/10/2049 (b) (c)	3,588	2,885
Series 2016-DC2, Class C, 4.83%, 2/10/2049 (c)	2,500	2,465
Series 2016-COR1, Class XB, IO, 0.56%, 10/10/2049 (b) (c)	27,554	72
Series 2016-COR1, Class C, 4.46%, 10/10/2049 (c)	1,000	875
Series 2013-CR11, Class D, 4.61%, 8/10/2050 (b) (c)	2,661	2,544
Series 2018-COR3, Class D, 2.97%, 5/10/2051 (b) (c)	3,250	1,263
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (b)	8,493	5,592
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class D, 3.75%, 11/15/2048 (b) (c)	2,750	2,590
Series 2015-C4, Class E, 3.90%, 11/15/2048 (c)	3,298	3,132
Series 2017-CX10, Class AS, 3.67%, 11/15/2050 (c)	7,000	6,664
Series 2018-CX11, Class C, 4.94%, 4/15/2051 (c)	6,734	6,360
Series 2018-C14, Class C, 5.04%, 11/15/2051 (c)	3,610	3,278
Series 2019-C16, Class XA, IO, 1.69%, 6/15/2052 (c)	71,273	3,321
Series 2019-C17, Class D, 2.50%, 9/17/2052 (b)	5,500	2,854
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-C18, Class XB, IO, 0.23%, 12/15/2052 (c)	61,932	406
Series 2019-C18, Class XA, IO, 1.12%, 12/15/2052 (c)	45,177	1,462
Series 2020-C19, Class D, 2.50%, 3/15/2053 (b)	4,450	2,518
Series 2021-C20, Class E, 2.25%, 3/15/2054 (b)	5,659	3,656
Series 2015-C2, Class B, 4.21%, 6/15/2057 (c)	4,068	3,905
Series 2015-C2, Class C, 4.26%, 6/15/2057 (c)	3,080	2,791
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	12,636	9,288
DBGS Mortgage Trust Series 2018-C1, Class D, 3.04%, 10/15/2051 (b) (c)	1,000	706
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049 (b) (c)	2,950	1,697
Series 2016-C3, Class E, 4.37%, 8/10/2049 (b) (c)	1,250	521
Series 2017-C6, Class D, 3.37%, 6/10/2050 (b) (c)	1,800	1,443
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (b) (c)	12,915	13,018
FHLMC
Series 2021-MN2, Class M2, 7.70%, 7/25/2041 (b) (c)	12,353	12,446
Series 2021-MN2, Class B1, 9.85%, 7/25/2041 (b) (c)	2,000	2,000
Series 2023-MN7, Class M1, 7.95%, 9/25/2043 (b) (c)	3,584	3,647
Series 2023-MN7, Class M2, 10.05%, 9/25/2043 (b) (c)	10,000	10,429
Series 2023-MN7, Class B1, 13.20%, 9/25/2043 (b) (c)	11,000	12,153
Series 2024-MN8, Class M1, 7.20%, 5/25/2044 (b) (c)	4,464	4,513
Series 2024-MN8, Class M2, 8.60%, 5/25/2044 (b) (c)	12,025	12,567
Series 2024-MN8, Class B1, 11.70%, 5/25/2044 (b) (c)	8,300	9,711
Series 2024-MN9, Class M1, 6.80%, 10/25/2044 (b) (c)	2,062	2,077
Series 2024-MN9, Class M2, 7.60%, 10/25/2044 (b) (c)	8,900	8,984
Series 2024-MN9, Class B1, 10.35%, 10/25/2044 (b) (c)	2,000	2,066
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	153

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-MN10, Class M1, 6.39%, 2/25/2045 (b) (c)	11,380	11,285
Series 2025-MN10, Class M2, 7.19%, 2/25/2045 (b) (c)	6,900	6,885
Series 2025-MN10, Class B1, 9.29%, 2/25/2045 (b) (c)	820	838
Series 2025-MN11, Class M1, 6.00%, 7/25/2045 (b) (c)	6,167	6,163
Series 2025-MN11, Class B1, 8.75%, 7/25/2045 (b) (c)	6,300	6,466
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (b) (c)	373	372
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (b) (c)	14,640	15,109
Series 2021-MN1, Class B1, 12.10%, 1/25/2051 (b) (c)	2,100	2,319
Series 2021-MN3, Class M2, 8.35%, 11/25/2051 (b) (c)	18,800	19,450
Series 2021-MN3, Class B1, 11.20%, 11/25/2051 (b) (c)	3,500	3,711
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (b) (c)	54,779	5,898
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (c)	14,952	522
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	2,227
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (c)	31,381	4,230
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (c)	40,000	2,624
Series 2023-RR21, Class X, IO, 3.39%, 4/27/2036 (c)	186,283	39,002
Series 2021-P011, Class X1, IO, 1.76%, 9/25/2045 (c)	9,504	1,028
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.85%, 5/25/2052 (b) (c)	2,000	2,264
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K053, Class X1, IO, 1.02%, 12/25/2025 (c)	47,841	72
Series K734, Class X3, IO, 2.25%, 7/25/2026 (c)	30,250	348
Series KC04, Class X1, IO, 1.40%, 12/25/2026 (c)	38,330	390
Series K064, Class X3, IO, 2.22%, 5/25/2027 (c)	18,830	620
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series KC05, Class X1, IO, 1.34%, 6/25/2027 (c)	142,465	1,681
Series K740, Class X1, IO, 0.82%, 9/25/2027 (c)	113,928	1,397
Series K742, Class X1, IO, 0.86%, 3/25/2028 (c)	28,496	300
Series K742, Class X3, IO, 2.68%, 4/25/2028 (c)	16,000	998
Series K743, Class X1, IO, 1.01%, 5/25/2028 (c)	3,923	84
Series K075, Class X3, IO, 2.20%, 5/25/2028 (c)	5,471	258
Series K080, Class X1, IO, 0.26%, 7/25/2028 (c)	137,660	551
Series K084, Class X3, IO, 2.31%, 11/25/2028 (c)	19,450	1,247
Series K091, Class X1, IO, 0.70%, 3/25/2029 (c)	8,856	159
Series K749, Class XAM, IO, 0.31%, 4/25/2029 (c)	100,000	891
Series KW09, Class X1, IO, 0.92%, 5/25/2029 (c)	140,167	2,934
Series K095, Class XAM, IO, 1.37%, 6/25/2029 (c)	9,000	397
Series K528, Class X1, IO, 1.01%, 7/25/2029 (c)	67,000	1,989
Series KG02, Class X1, IO, 1.14%, 8/25/2029 (c)	23,726	724
Series K100, Class X1, IO, 0.77%, 9/25/2029 (c)	228,973	5,106
Series K101, Class X3, IO, 1.95%, 10/25/2029 (c)	81,000	5,638
Series K090, Class X3, IO, 2.39%, 10/25/2029 (c)	147,080	11,174
Series K104, Class X1, IO, 1.23%, 1/25/2030 (c)	6,649	267
Series K105, Class X1, IO, 1.64%, 1/25/2030 (c)	64,315	3,575
Series K107, Class X1, IO, 1.70%, 1/25/2030 (c)	87,567	5,083
Series K537, Class X1, IO, 0.25%, 2/25/2030 (c)	296,450	1,873
Series K109, Class X1, IO, 1.69%, 4/25/2030 (c)	38,979	2,302
Series K110, Class X1, IO, 1.76%, 4/25/2030 (c)	87,171	5,315
Series K117, Class X1, IO, 1.32%, 8/25/2030 (c)	87,145	4,275
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K119, Class X1, IO, 1.02%, 9/25/2030 (c)	34,395	1,308
Series K122, Class X1, IO, 0.96%, 11/25/2030 (c)	36,873	1,364
Series K124, Class X1, IO, 0.81%, 12/25/2030 (c)	65,315	2,057
Series K123, Class X1, IO, 0.86%, 12/25/2030 (c)	12,547	411
Series K124, Class XAM, IO, 1.03%, 1/25/2031 (c)	17,689	778
Series K128, Class X1, IO, 0.61%, 3/25/2031 (c)	95,116	2,176
Series K129, Class X3, IO, 3.27%, 5/25/2031 (c)	26,500	3,930
Series K130, Class X1, IO, 1.14%, 6/25/2031 (c)	29,828	1,453
Series K131, Class X1, IO, 0.83%, 7/25/2031 (c)	18,865	679
Series K131, Class X3, IO, 3.05%, 9/25/2031 (c)	19,369	2,775
Series KG06, Class X1, IO, 0.63%, 10/25/2031 (c)	56,047	1,476
Series K136, Class X1, IO, 0.49%, 12/25/2031 (c)	98,827	1,739
Series K140, Class X1, IO, 0.39%, 1/25/2032 (c)	169,981	2,891
Series K-150, Class X1, IO, 0.45%, 9/25/2032 (c)	24,942	531
Series K-154, Class X1, IO, 0.53%, 1/25/2033 (c)	10,893	273
Series K-161, Class X3, IO, 5.66%, 11/25/2033 (c)	8,038	2,681
Series KX04, Class XFX, IO, 1.70%, 1/25/2034 (c)	69,550	2,966
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (c)	49,021	1,905
Series K-1512, Class X3, IO, 3.26%, 10/25/2034 (c)	7,134	1,518
Series K-1515, Class X1, IO, 1.63%, 2/25/2035 (c)	19,721	1,922
Series Q012, Class X, IO, 4.01%, 9/25/2035 (c)	26,894	4,123
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (c)	14,572	862
Series K-1521, Class X1, IO, 1.09%, 8/25/2036 (c)	17,811	1,336
Series K-1510, Class X3, IO, 3.52%, 1/25/2037 (c)	200	43
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (c)	12,475	2,457
Series K-1515, Class X3, IO, 3.80%, 3/25/2038 (c)	6,000	1,538
Series K-1516, Class X3, IO, 3.58%, 10/25/2038 (c)	2,500	622
Series K-1521, Class X3, IO, 3.47%, 9/25/2039 (c)	10,834	2,768
Series K067, Class X3, IO, 2.19%, 9/25/2044 (c)	91,000	3,473
Series K070, Class X3, IO, 2.11%, 12/25/2044 (c)	42,245	1,801
Series K724, Class X3, IO, 3.95%, 12/25/2044 (c)	95	—
Series K065, Class X3, IO, 2.26%, 7/25/2045 (c)	13,000	471
Series K066, Class X3, IO, 2.24%, 8/25/2045 (c)	25,000	973
Series K072, Class X3, IO, 2.21%, 12/25/2045 (c)	20,640	967
Series K087, Class X3, IO, 2.35%, 1/25/2046 (c)	87,707	5,826
Series K089, Class X3, IO, 2.38%, 1/25/2046 (c)	132,506	9,496
Series K091, Class X3, IO, 2.36%, 4/25/2046 (c)	81,933	6,299
Series K078, Class X3, IO, 2.29%, 6/25/2046 (c)	2,680	146
Series K079, Class X3, IO, 2.33%, 7/25/2046 (c)	9,000	501
Series K097, Class X3, IO, 2.09%, 9/25/2046 (c)	93,876	6,610
Series K081, Class X3, IO, 2.31%, 9/25/2046 (c)	29,425	1,809
Series K082, Class X3, IO, 2.29%, 10/25/2046 (c)	49,000	3,144
Series K083, Class X3, IO, 2.37%, 11/25/2046 (c)	15,000	1,006
Series K103, Class X3, IO, 1.91%, 12/25/2046 (c)	80,100	5,454
Series K102, Class X3, IO, 1.96%, 12/25/2046 (c)	69,791	4,791
Series K104, Class X3, IO, 1.96%, 2/25/2047 (c)	45,985	3,359
Series K088, Class X3, IO, 2.43%, 2/25/2047 (c)	94,987	6,791
Series K735, Class X3, IO, 2.23%, 5/25/2047 (c)	40,000	583
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	155

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K093, Class X3, IO, 2.28%, 5/25/2047 (c)	136,527	9,884
Series K092, Class X3, IO, 2.33%, 5/25/2047 (c)	103,000	7,576
Series K094, Class X3, IO, 2.20%, 7/25/2047 (c)	35,331	2,596
Series K095, Class X3, IO, 2.17%, 8/25/2047 (c)	91,253	6,590
Series K736, Class X3, IO, 2.07%, 9/25/2047 (c)	89,230	1,474
Series K116, Class X3, IO, 3.12%, 9/25/2047 (c)	23,000	2,873
Series K099, Class X3, IO, 2.02%, 10/25/2047 (c)	49,100	3,298
Series K098, Class X3, IO, 2.07%, 10/25/2047 (c)	145,702	10,039
Series K740, Class X3, IO, 2.56%, 11/25/2047 (c)	21,423	996
Series K737, Class X3, IO, 1.84%, 1/25/2048 (c)	74,853	1,573
Series K106, Class X3, IO, 1.97%, 3/25/2048 (c)	100,622	7,082
Series K105, Class X3, IO, 2.04%, 3/25/2048 (c)	118,746	9,267
Series K111, Class X3, IO, 3.29%, 4/25/2048 (c)	52,234	6,815
Series K108, Class X3, IO, 3.61%, 4/25/2048 (c)	63,492	8,338
Series K738, Class X3, IO, 3.43%, 5/25/2048 (c)	71,537	3,430
Series K109, Class X3, IO, 3.50%, 5/25/2048 (c)	13,770	1,848
Series K110, Class X3, IO, 3.49%, 6/25/2048 (c)	28,200	3,774
Series K112, Class X3, IO, 3.11%, 7/25/2048 (c)	47,630	5,925
Series K114, Class X3, IO, 2.83%, 8/25/2048 (c)	10,750	1,173
Series K119, Class X3, IO, 2.82%, 9/25/2048 (c)	8,000	950
Series K117, Class X3, IO, 2.97%, 10/25/2048 (c)	36,500	4,356
Series K120, Class X3, IO, 2.84%, 11/25/2048 (c)	38,372	4,489
Series K121, Class X3, IO, 2.87%, 11/25/2048 (c)	52,192	6,376
Series K739, Class X3, IO, 2.90%, 11/25/2048 (c)	39,675	1,869
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K122, Class X3, IO, 2.72%, 1/25/2049 (c)	36,631	4,156
Series K126, Class X3, IO, 2.72%, 1/25/2049 (c)	39,727	4,756
Series K127, Class X3, IO, 2.74%, 3/25/2049 (c)	8,066	965
Series K743, Class X3, IO, 3.06%, 6/25/2049 (c)	5,000	354
Series K147, Class X3, IO, 3.93%, 6/25/2050 (c)	15,000	3,050
Series K096, Class X3, IO, 2.11%, 8/25/2051 (c)	48,669	3,235
Series K148, Class X3, IO, 4.29%, 8/25/2054 (c)	18,414	4,200
Series Q014, Class X, IO, 2.77%, 10/25/2055 (c)	5,150	747
Series K-152, Class X3, IO, 4.48%, 11/25/2055 (c)	2,625	642
Series K759, Class X3, IO, 5.44%, 2/25/2057 (c)	4,589	1,255
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.60%, 12/25/2032 (c)	21,988	658
FNMA ACES
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (c)	59,990	6
Series 2019-M28, Class XAV3, IO, 1.21%, 2/25/2027 (c)	25,603	60
Series 2017-M8, Class X, IO, 0.20%, 5/25/2027 (c)	37,025	48
Series 2020-M10, Class X7, IO, 1.75%, 11/25/2027 (c)	29,482	742
Series 2020-M26, Class X3, IO, 1.84%, 1/25/2028 (c)	20,486	317
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (c)	13,145	181
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (c)	72,071	1,345
Series 2020-M33, Class X, IO, 1.90%, 6/25/2028 (c)	28,380	584
Series 2019-M30, Class X4, IO, 1.23%, 8/25/2028 (c)	19,877	1
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (c)	17,316	520
Series 2019-M31, Class X, IO, 1.41%, 9/25/2028 (c)	28,926	850
Series 2019-M30, Class X1, IO, 0.34%, 11/25/2028 (c)	72,248	366
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M10, Class X3, IO, 1.43%, 11/25/2028 (c)	45,320	1,266
Series 2020-M10, Class X5, IO, 1.54%, 11/25/2028 (c)	52,377	1,692
Series 2019-M11, Class X1, IO, 1.16%, 6/25/2029 (c)	12,230	336
Series 2019-M19, Class X2, IO, 0.71%, 9/25/2029 (c)	79,240	1,449
Series 2019-M32, Class X2, IO, 1.24%, 10/25/2029 (c)	27,352	818
Series 2019-M30, Class X2, IO, 0.03%, 12/25/2029 (c)	89,855	33
Series 2019-M28, Class XA2, IO, 0.32%, 2/25/2030 (c)	13,342	89
Series 2020-M3, Class X1, IO, 0.41%, 2/25/2030 (c)	15,580	154
Series 2019-M28, Class XA3, IO, 0.71%, 2/25/2030 (c)	23,827	420
Series 2020-M6, Class XD, IO, 1.19%, 2/25/2030 (c)	5,606	112
Series 2020-M19, Class X1, IO, 0.51%, 5/25/2030 (c)	28,959	422
Series 2020-M7, Class X, IO, 1.13%, 7/25/2030 (c)	28,091	854
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (c)	104,630	5,976
Series 2021-M16, Class X, IO, 0.60%, 1/1/2031 (c)	104,125	1,142
Series 2020-M22, Class X, IO, 0.94%, 3/25/2031 (c)	70,840	1,904
Series 2020-M30, Class X, IO, 1.01%, 7/25/2031 (c)	19,654	692
Series 2020-M39, Class X2, IO, 1.51%, 8/25/2031 (c)	36,255	1,785
Series 2022-M2, Class X2, IO, 0.29%, 1/25/2032 (c)	65,567	657
Series 2020-M21, Class XA, IO, 1.11%, 3/25/2032 (c)	61,998	3,029
Series 2020-M26, Class X1, IO, 0.57%, 4/25/2032 (c)	20,725	392
Series 2020-M37, Class X, IO, 1.07%, 4/25/2032 (c)	84,361	3,053
Series 2020-M47, Class X1, IO, 0.62%, 10/25/2032 (c)	51,872	582
Series 2020-M31, Class X1, IO, 0.91%, 10/25/2032 (c)	90,321	1,520
Series 2019-M30, Class X5, IO, 0.44%, 5/25/2033 (c)	97,028	1,157
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-M31, Class X1, IO, 1.15%, 4/25/2034 (c)	38,150	2,170
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (c)	11,500	11,340
Series 2018-M15, Class X, IO, 0.76%, 1/25/2036 (c)	6,298	148
Series 2020-M6, Class XL, IO, 1.19%, 11/25/2049 (c)	30,504	1,607
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (b)	18,000	8,235
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.96%, 9/25/2024 (b) (c)	167	167
Series 2017-KF41, Class B, 6.96%, 11/25/2024 (b) (c)	125	117
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (b) (c)	11,000	10,887
Series 2018-KF53, Class B, 6.51%, 10/25/2025 (c)	492	491
Series 2018-KSL1, Class C, 4.00%, 11/25/2025 ‡ (b) (c)	15,000	14,910
Series 2018-KBX1, Class C, 3.62%, 1/25/2026 (b) (c)	7,500	7,320
Series 2019-KC03, Class B, 4.47%, 1/25/2026 (b) (c)	7,000	6,924
Series 2019-KF58, Class B, 6.61%, 1/25/2026 (b) (c)	338	335
Series 2019-KF60, Class B, 6.81%, 2/25/2026 (b) (c)	401	398
Series 2019-KC06, Class B, 3.96%, 9/25/2026 (b) (c)	7,609	7,368
Series 2019-KF72, Class B, 6.56%, 11/25/2026 (b) (c)	2,706	2,634
Series 2020-KF74, Class B, 6.61%, 1/25/2027 (b) (c)	742	735
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (b) (c)	9,625	8,979
Series 2017-KF33, Class B, 7.01%, 6/25/2027 (b) (c)	3,885	3,729
Series 2017-KF40, Class B, 7.16%, 11/25/2027 (b) (c)	124	119
Series 2018-KHG1, Class C, 4.03%, 12/25/2027 (b) (c)	26,000	24,554
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (b)	12,000	9,784
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (b)	106,228	213
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (b)	16,000	37
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	157

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KW06, Class B, 4.43%, 6/25/2028 (b) (c)	6,326	6,094
Series 21K-F116, Class CS, 10.74%, 6/25/2028 (b) (c)	22,944	22,821
Series 2018-KF50, Class B, 6.36%, 7/25/2028 (b) (c)	145	140
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (b) (c)	11,071	9,987
Series 2018-KF56, Class B, 6.91%, 11/25/2028 (b) (c)	258	242
Series 2019-KW08, Class B, 4.38%, 1/25/2029 (b) (c)	16,320	15,631
Series 2019-KF57, Class B, 6.71%, 1/25/2029 (b) (c)	765	731
Series 2019-KBF3, Class C, 9.21%, 1/25/2029 (b) (c)	3,312	3,189
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (b)	10,000	8,983
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 ‡ (b) (c)	3,600	3,345
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (b)	169,988	465
Series 2019-KG01, Class B, 4.32%, 4/25/2029 (b) (c)	3,000	2,732
Series 2019-KF61, Class B, 6.66%, 4/25/2029 (b) (c)	1,551	1,482
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (b)	241,537	592
Series 2019-KW09, Class B, 4.14%, 5/25/2029 (b) (c)	15,670	14,629
Series 2019-KF63, Class B, 6.81%, 5/25/2029 (b) (c)	4,061	3,670
Series 2019-KW09, Class C, PO, 6/25/2029 (b)	22,210	16,296
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (b)	20,000	61
Series 2019-KS11, Class C, 4.98%, 6/25/2029 (b) (c)	11,000	9,825
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (b)	37,520	117
Series 2019-KC05, Class B, 4.31%, 7/25/2029 (b) (c)	16,737	15,203
Series 2019-KF65, Class B, 6.86%, 7/25/2029 (b) (c)	3,777	3,466
Series 2019-KF66, Class B, 6.86%, 7/25/2029 (b) (c)	1,084	1,019
Series 2019-KF67, Class B, 6.71%, 8/25/2029 (b) (c)	2,355	2,235
Series 2019-KF67, Class C, 10.46%, 8/25/2029 (b) (c)	7,064	6,149
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-KF70, Class B, 6.76%, 9/25/2029 (b) (c)	790	746
Series 2019-KC07, Class C, 3.75%, 10/25/2029 (b) (c)	9,977	8,318
Series 2019-KF71, Class B, 6.76%, 10/25/2029 (b) (c)	2,915	2,723
Series 2019-KF73, Class B, 6.91%, 11/25/2029 (b) (c)	5,260	4,861
Series 2020-KF75, Class B, 6.71%, 12/25/2029 (b) (c)	1,852	1,721
Series 2020-KF76, Class B, 7.21%, 1/25/2030 (b) (c)	1,159	1,133
Series 2020-K107, Class D, 3.62%, 2/25/2030 (b) (c)	19,000	15,452
Series 2023-K752, Class D, PO, 8/25/2030 (b)	13,100	8,674
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (b)	44,900	176
Series 2020-KSG1, Class C, PO, 9/25/2030 (b)	10,900	7,258
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (b)	133,860	504
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (b)	10,900	44
Series 2018-KW07, Class C, PO, 10/25/2031 (b)	12,089	9,294
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (b)	99,935	228
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (b)	16,500	42
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (b) (c)	1,000	903
Series 2022-KF132, Class CS, 10.74%, 2/25/2032 (b) (c)	27,433	25,404
Series 2019-KW10, Class C, PO, 10/25/2032 (b)	11,012	7,809
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (b)	122,961	372
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (b)	14,882	48
Series 2023-KF149, Class CS, 10.49%, 12/25/2032 (b) (c)	8,147	8,310
Series 2018-K158, Class B, 4.42%, 10/25/2033 (b) (c)	1,750	1,533
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (b)	81,410	491
Series 19K-1511, Class C, PO, 4/25/2034 (b)	18,000	8,750
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (b)	529,416	3,188
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 19K-1514, Class C, 0.00%, 10/25/2034 ‡ (b)	13,000	6,215
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (b)	147,329	742
Series 2016-K53, Class B, 4.19%, 3/25/2049 (b) (c)	69	69
Series 2018-K75, Class D, PO, 4/25/2051 (b)	30,000	23,747
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (b)	460,587	841
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (b)	114,000	234
Series 2018-K83, Class D, PO, 11/25/2051 (b)	16,800	12,813
Series 2019-K92, Class D, PO, 5/25/2052 (b)	16,000	11,919
Series 2020-K105, Class D, PO, 3/25/2053 (b)	33,000	21,780
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (b)	353,051	1,163
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (b)	81,000	297
Series 2020-K109, Class D, PO, 5/25/2053 (b)	25,000	16,500
Series 2020-K113, Class D, PO, 5/25/2053 (b)	26,843	17,836
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (b)	277,729	989
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (b)	65,781	248
Series 2020-K115, Class D, PO, 9/25/2053 (b)	25,000	17,486
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (b)	268,740	1,019
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (b)	60,800	243
Series 2020-K118, Class D, PO, 10/25/2053 (b)	22,812	15,362
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (b)	249,041	958
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (b)	50,947	206
Series 2020-K739, Class D, PO, 11/25/2053 (b)	12,500	10,382
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (b)	120,665	176
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (b)	31,000	52
Series 2021-K126, Class D, PO, 1/25/2054 (b)	25,000	16,060
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (b)	261,188	1,061
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (b)	66,000	288
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (b)	216,671	803
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (c)	6,041	—
Series 2025-128, Class AW, 4.75%, 3/16/2054	13,984	13,887
Series 2025-144, Class A, 4.75%, 7/16/2054	20,900	20,887
Series 2025-93, Class AM, 4.75%, 12/16/2054	10,900	10,728
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (c)	4,867	4,334
Series 2015-104, IO, 0.08%, 5/16/2055 (c)	6,042	7
Series 2025-106, Class A, 5.00%, 7/16/2055	10,479	10,491
Series 2024-52, Class A, 4.50%, 3/16/2056 (c)	4,871	4,816
Series 2025-138, Class A, 4.75%, 5/16/2056	29,110	28,825
Series 2025-128, Class AD, 5.00%, 10/16/2056	2,817	2,825
Series 2023-127, IO, 0.40%, 7/16/2057 (c)	411,074	6,929
Series 2023-108, IO, 0.68%, 8/16/2059 (c)	211,276	7,523
Series 2018-4, IO, 0.57%, 10/16/2059 (c)	4,011	140
Series 2019-67, IO, 0.91%, 2/16/2060 (c)	8,028	449
Series 2018-106, IO, 0.66%, 4/16/2060 (c)	6,534	329
Series 2018-119, IO, 0.68%, 5/16/2060 (c)	7,612	424
Series 2019-9, IO, 0.89%, 8/16/2060 (c)	12,095	666
Series 2021-5, IO, 1.11%, 1/16/2061 (c)	6,089	480
Series 2021-47, IO, 0.99%, 3/16/2061 (c)	17,322	1,159
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (c)	18,244	659
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (c)	4,193	209
Series 2021-108, IO, 0.97%, 6/16/2061 (c)	68,394	4,860
Series 2021-147, IO, 0.99%, 6/16/2061 (c)	29,811	2,180
Series 2024-195, IO, 0.59%, 7/16/2061 (c)	226,833	8,650
Series 2021-218, IO, 0.96%, 10/16/2061 (c)	15,079	1,106
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (c)	76,747	4,085
Series 2020-28, IO, 0.82%, 11/16/2061 (c)	16,878	953
Series 2020-56, IO, 0.97%, 11/16/2061 (c)	44,192	2,911
Series 2020-124, IO, 0.99%, 12/16/2061 (c)	8,481	510
Series 2025-38, IO, 0.64%, 1/16/2062 (c)	154,545	6,055
Series 2019-144, IO, 0.79%, 1/16/2062 (c)	13,851	804
Series 2020-40, IO, 0.88%, 1/16/2062 (c)	39,060	2,317
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (c)	45,994	2,905
Series 2020-94, IO, 0.97%, 3/16/2062 (c)	17,614	1,195
Series 2020-10, IO, 0.58%, 4/16/2062 (c)	20,468	833
Series 2020-23, IO, 0.66%, 4/16/2062 (c)	62,918	2,919
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	159

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-70, IO, 0.76%, 4/16/2062 (c)	47,301	2,599
Series 2020-38, IO, 0.82%, 4/16/2062 (c)	10,177	600
Series 2020-54, IO, 0.92%, 4/16/2062 (c)	159,136	10,059
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (c)	38,536	2,696
Series 2020-120, IO, 0.76%, 5/16/2062 (c)	7,819	456
Series 2020-91, Class IU, IO, 0.96%, 5/16/2062 (c)	18,596	1,070
Series 2020-72, IO, 1.01%, 5/16/2062 (c)	96,399	6,515
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (c)	69,768	4,298
Series 2020-108, IO, 0.85%, 6/16/2062 (c)	32,611	1,877
Series 2020-147, IO, 0.91%, 6/16/2062 (c)	205,444	13,449
Series 2020-194, IO, 1.08%, 6/16/2062 (c)	12,518	899
Series 2020-169, IO, 0.85%, 7/16/2062 (c)	349,558	21,926
Series 2020-64, IO, 1.20%, 7/16/2062 (c)	31,304	2,669
Series 2020-161, IO, 1.05%, 8/16/2062 (c)	32,514	2,421
Series 2020-111, IO, 0.87%, 9/15/2062 (c)	16,357	973
Series 2020-158, IO, 0.78%, 9/16/2062 (c)	52,493	3,032
Series 2021-88, IO, 0.79%, 9/16/2062 (c)	90,637	5,540
Series 2020-114, IO, 0.80%, 9/16/2062 (c)	71,409	4,006
Series 2021-3, IO, 0.87%, 9/16/2062 (c)	74,277	4,732
Series 2020-192, IO, 0.94%, 9/16/2062 (c)	59,748	4,085
Series 2020-6, IO, 0.70%, 10/16/2062 (c)	12,833	736
Series 2021-33, IO, 0.84%, 10/16/2062 (c)	116,643	7,463
Series 2021-71, IO, 0.86%, 10/16/2062 (c)	158,135	10,080
Series 2020-128, IO, 0.92%, 10/16/2062 (c)	55,512	3,701
Series 2021-80, IO, 0.90%, 12/16/2062 (c)	61,771	4,233
Series 2020-150, IO, 0.97%, 12/16/2062 (c)	81,204	5,701
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (c)	8,892	712
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (c)	24,235	1,905
Series 2021-40, IO, 0.82%, 2/16/2063 (c)	47,196	2,897
Series 2021-120, IO, 0.99%, 2/16/2063 (c)	51,115	3,778
Series 2020-145, IO, 0.73%, 3/16/2063 (c)	33,989	1,789
Series 2021-101, IO, 0.68%, 4/16/2063 (c)	81,613	4,180
Series 2021-144, IO, 0.82%, 4/16/2063 (c)	29,327	1,795
Series 2021-106, IO, 0.86%, 4/16/2063 (c)	94,503	6,218
Series 2021-151, IO, 0.91%, 4/16/2063 (c)	98,883	6,841
Series 2021-168, IO, 0.80%, 5/16/2063 (c)	74,816	4,594
Series 2021-126, IO, 0.85%, 5/16/2063 (c)	14,572	970
Series 2021-22, IO, 0.97%, 5/16/2063 (c)	51,473	3,592
Series 2021-170, IO, 0.99%, 5/16/2063 (c)	14,163	1,042
Series 2024-32, IO, 0.70%, 6/16/2063 (c)	126,282	6,277
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-133, IO, 0.88%, 7/16/2063 (c)	85,404	5,650
Series 2021-181, IO, 0.98%, 7/16/2063 (c)	135,056	9,358
Series 2021-61, IO, 1.04%, 8/16/2063 (c)	40,111	3,005
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (c)	51,354	4,623
Series 2023-15, Class AB, 4.00%, 8/16/2063 (c)	8,597	8,277
Series 2023-179, IO, 0.61%, 9/16/2063 (c)	362,173	15,284
Series 2021-164, IO, 0.95%, 10/16/2063 (c)	40,358	2,798
Series 2021-112, IO, 0.99%, 10/16/2063 (c)	16,554	1,256
Series 2021-148, IO, 1.07%, 10/16/2063 (c)	64,820	5,403
Series 2021-110, IO, 0.88%, 11/16/2063 (c)	2,735	184
Series 2021-180, IO, 0.91%, 11/16/2063 (c)	18,978	1,320
Series 2025-78, IO, 1.00%, 11/16/2063 (c)	192,978	13,634
Series 2021-150, IO, 1.04%, 11/16/2063 (c)	31,589	2,388
Series 2021-185, IO, 1.16%, 11/16/2063 (c)	35,518	3,105
Series 2021-167, IO, 0.87%, 12/16/2063 (c)	63,029	4,486
Series 2022-4, IO, 0.86%, 3/16/2064 (c)	363,136	23,315
Series 2021-224, IO, 0.78%, 4/16/2064 (c)	79,216	5,067
Series 2022-149, IO, 0.46%, 6/16/2064 (c)	47,930	1,863
Series 2022-134, IO, 0.51%, 6/16/2064 (c)	28,729	1,172
Series 2024-161, IO, 0.74%, 6/16/2064 (c)	118,521	6,521
Series 2022-52, IO, 0.77%, 6/16/2064 (c)	146,304	7,269
Series 2022-141, IO, 0.78%, 6/16/2064 (c)	11,596	745
Series 2022-210, IO, 0.70%, 7/16/2064 (c)	33,925	2,096
Series 2022-199, IO, 0.76%, 7/16/2064 (c)	31,924	1,887
Series 2023-15, IO, 0.92%, 8/16/2064 (c)	31,477	2,179
Series 2022-147, IO, 0.56%, 9/16/2064 (c)	129,945	5,976
Series 2023-28, IO, 0.86%, 2/16/2065 (c)	24,586	1,656
Series 2022-166, IO, 0.79%, 4/16/2065 (c)	79,060	5,018
Series 2025-21, IO, 0.95%, 4/16/2065 (c)	325,193	21,959
Series 2023-26, IO, 0.97%, 4/16/2065 (c)	58,436	3,833
Series 2023-126, IO, 0.88%, 7/16/2065 (c)	62,832	4,310
Series 2023-46, IO, 1.15%, 7/16/2065 (c)	19,753	1,523
Series 2025-42, IO, 0.54%, 11/16/2065 (c)	156,483	7,492
Series 2024-56, IO, 1.04%, 11/16/2065 (c)	10,903	810
Series 2025-112, IO, 0.56%, 3/16/2066 (c)	137,979	7,037
Series 2024-121, IO, 1.06%, 7/1/2066 (c)	10,121	922
Series 2024-90, IO, 0.81%, 7/16/2066 (c)	19,774	1,325
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	30,701	1,720
GS Mortgage Securities Trust
Series 2013-GC13, Class B, 4.01%, 7/10/2046 (b) (c)	1,500	1,455
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-GC28, Class D, 4.57%, 2/10/2048 (b) (c)	843	805
Series 2015-GC32, Class D, 3.35%, 7/10/2048	790	770
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (b) (c)	5,547	749
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	2,440
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (b)	4,950	3,184
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (b)	11,880	8,580
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (c)	39,035	484
Series 2020-GC45, Class XA, IO, 0.73%, 2/13/2053 (c)	69,481	1,510
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (b) (c)	3,000	2,372
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (b) (c)	7,000	5,014
Series 2020-GC47, Class XA, IO, 1.24%, 5/12/2053 (c)	80,296	3,394
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (b)	18,158	12,798
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (b)	4,000	2,425
Harvest Commercial Capital Loan Trust Series 2025-1, Class A, 5.97%, 6/25/2057 (c)	19,532	20,171
HCFT 7.25%, 1/13/2026 ‡	7,000	6,930
IRV Trust
Series 2025-200P, Class A, 5.47%, 3/14/2047 (b) (c)	53,700	54,705
Series 2025-200P, Class B, 5.62%, 3/14/2047 (b) (c)	27,350	27,419
Series 2025-200P, Class C, 5.92%, 3/14/2047 (b) (c)	17,600	17,395
Series 2025-200P, Class D, 6.37%, 3/14/2047 (b) (c)	4,000	4,038
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (c)	2,000	1,860
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (b)	3,000	1,595
Series 2015-C31, Class C, 4.73%, 8/15/2048 (c)	5,000	3,918
Series 2015-C28, Class D, 3.90%, 10/15/2048 (b) (c)	1,000	900
Series 2015-C33, Class D2, 4.30%, 12/15/2048 (b) (c)	1,000	840
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-C33, Class C, 4.80%, 12/15/2048 (c)	3,350	3,179
Series 2016-C1, Class D1, 4.35%, 3/17/2049 (b) (c)	1,500	1,312
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.56%, 3/15/2050 (c)	31,917	215
Series 2017-JP5, Class C, 3.89%, 3/15/2050 (c)	1,550	1,375
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (c)	1,000	949
Series 2017-JP5, Class D, 4.64%, 3/15/2050 (b) (c)	4,669	3,619
Series 2017-JP7, Class D, 4.57%, 9/15/2050 (b) (c)	367	234
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (b)	9,875	4,923
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (b) (c)	1,981	1,881
Series 2015-JP1, Class C, 4.89%, 1/15/2049 (c)	4,647	4,445
Series 2016-JP3, Class D, 3.55%, 8/15/2049 (b) (c)	8,122	6,260
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class E, 3.24%, 12/15/2047 (b) (c)	2,500	2,076
Series 2015-C27, Class F, 3.24%, 12/15/2047 (b) (c)	6,334	5,005
Series 2014-C19, Class D, 3.25%, 12/15/2047 (b)	2,000	1,843
Series 2014-C19, Class E, 3.25%, 12/15/2047 (b)	6,500	5,363
Series 2014-C19, Class C, 4.00%, 12/15/2047	1,171	1,132
Series 2015-C21, Class B, 3.85%, 3/15/2048 (c)	2,453	2,323
Series 2015-C24, Class D, 3.26%, 5/15/2048 (b)	8,000	7,520
Series 2015-C26, Class D, 3.06%, 10/15/2048 (b)	4,500	4,208
Series 2016-C31, Class B, 3.88%, 11/15/2049 (c)	1,750	1,659
Series 2016-C31, Class C, 4.40%, 11/15/2049 (c)	1,000	894
Series 2015-C23, Class D, 4.29%, 7/15/2050 (b) (c)	4,255	4,127
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	161

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.46%, 12/15/2050 (c)	1,200	1,144
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (b) (c)	1,000	784
Series 2019-L3, Class D, 2.50%, 11/15/2052 (b)	4,500	3,497
Series 2020-L4, Class D, 2.50%, 2/15/2053 (b)	7,175	5,337
Series 2020-HR8, Class XA, IO, 1.91%, 7/15/2053 (c)	17,281	1,186
Series 2021-L5, Class XB, IO, 0.83%, 5/15/2054 (c)	60,000	2,193
Series 2021-L5, Class E, 2.50%, 5/15/2054 (b)	4,234	2,986
Series 2021-L6, Class D, 2.50%, 6/15/2054 (b) (c)	13,685	9,887
Series 2021-L6, Class E, 2.50%, 6/15/2054 (b) (c)	5,500	3,319
Series 2021-L7, Class E, 2.50%, 10/15/2054 (b)	8,091	5,115
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (b)	13,337	7,102
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (b)	20,000	7,152
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	37,272	40,288
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.71%, 10/25/2049 (b) (c)	57,054	57,911
Series 2020-01, Class M10, 8.21%, 3/25/2050 (b) (c)	85,145	87,279
Series 2023-01, Class M7, 8.35%, 11/25/2053 (b) (c)	3,453	3,599
Series 2023-01, Class M10, 10.85%, 11/25/2053 (b) (c)	8,375	9,449
Series 2024-01, Class M7, 7.10%, 7/25/2054 (b) (c)	1,730	1,754
Series 2024-01, Class M10, 8.20%, 7/25/2054 (b) (c)	1,100	1,144
Series 2025-01, Class M1, 6.75%, 5/25/2055 (b) (c)	20,396	20,501
Series 2025-01, Class M2, 7.45%, 5/25/2055 (b) (c)	12,900	12,984
Series 2025-01, Class B1, 9.55%, 5/25/2055 (b) (c)	2,400	2,480
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.62%, 12/18/2051 ‡ (b) (c)	8,000	6,823
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (b) (c)	5,000	3,494
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	5,922	5,862
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (b) (d)	20,259	20,455
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (b) (c)	8,695	8,680
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	13,539	13,937
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (b)	20,727	21,630
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (b)	63,500	67,063
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (b) (c)	77,838	3,188
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (b)	11,440	8,410
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (b) (c)	4,750	2,242
Series 2020-RR1, Class D, 4.19%, 2/13/2053 (b) (c)	9,750	3,975
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.75%, 5/15/2039 (b) (c)	15,540	15,540
Series 2024-DSNY, Class B, 6.10%, 5/15/2039 (b) (c)	10,267	10,254
SHR Trust Series 2024-LXRY, Class B, 6.81%, 10/15/2041 (b) (c)	3,000	3,006
SREIT Trust Series 2021-MFP, Class G, 7.45%, 11/15/2038 (b) (c)	10,905	10,900
TPG Trust Series 2024-WLSC, Class A, 6.50%, 11/15/2029 (b) (c)	8,600	8,591
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,904
Series 2017-C3, Class AS, 3.74%, 8/15/2050 (c)	4,000	3,874
Series 2017-C2, Class C, 4.30%, 8/15/2050 (c)	7,250	6,827
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (c)	8,471	8,193
Series 2018-C11, Class XB, IO, 0.36%, 6/15/2051 (c)	100,000	801
Series 2018-C11, Class AS, 4.49%, 6/15/2051 (c)	8,679	8,482
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-C11, Class B, 4.71%, 6/15/2051 (c)	2,500	2,357
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (c)	786	769
Series 2018-2, Class M2, 4.51%, 10/26/2048 (b) (c)	76	72
Series 2018-2, Class M3, 4.72%, 10/26/2048 (b) (c)	140	130
Series 2019-1, Class A, 3.76%, 3/25/2049 (b) (c)	904	872
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (c)	2,078	1,965
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (c)	1,904	1,853
Series 2021-1, Class M1, 1.79%, 5/25/2051 (b) (c)	2,416	2,016
Series 2021-1, Class M2, 2.26%, 5/25/2051 (b) (c)	1,725	1,398
Series 2022-2, Class A, 4.67%, 4/25/2052 (b) (c)	2,399	2,332
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (c)	4,032	3,899
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (c)	3,911	3,928
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (b) (c)	4,000	4,037
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (b) (c)	1,500	1,511
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (b) (c)	4,952	4,506
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,469	3,055
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (b) (c)	9,230	8,241
Series 2015-C29, Class D, 4.32%, 6/15/2048 (c)	4,500	4,225
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (b)	1,500	886
Series 2017-C38, Class D, 3.00%, 7/15/2050 (b)	4,500	3,289
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,904
Series 2018-C44, Class XB, IO, 0.28%, 5/15/2051 (c)	70,000	337
Series 2018-C44, Class D, 3.00%, 5/15/2051 (b)	1,250	953
Series 2018-C46, Class D, 3.00%, 8/15/2051 (b)	2,890	2,390
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-C52, Class XA, IO, 1.71%, 8/15/2052 (c)	13,890	670
Series 2020-C55, Class D, 2.50%, 2/15/2053 (b)	4,500	2,953
Series 2020-C55, Class E, 2.50%, 2/15/2053 (b)	6,850	3,932
Series 2021-C59, Class D, 2.50%, 4/15/2054 (b)	2,500	1,837
Series 2022-C62, Class C, 4.48%, 4/15/2055 (c)	2,500	2,172
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	3,500	3,676
Series 2015-NXS2, Class D, 4.11%, 7/15/2058 (c)	2,226	1,546
Series 2015-LC22, Class D, 4.83%, 9/15/2058 (c)	2,107	1,854
Series 2016-C32, Class D, 3.79%, 1/15/2059 (b) (c)	4,000	3,681
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (b)	6,153	4,876
Series 2014-C22, Class D, 3.90%, 9/15/2057 (b) (c)	1,440	555
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (b) (c)	6,362	6,538
Total Commercial Mortgage-Backed Securities (Cost $3,593,118)		3,449,316
Corporate Bonds — 22.3%
Aerospace & Defense — 0.4%
ATI, Inc. 5.88%, 12/1/2027	3,085	3,081
Axon Enterprise, Inc. 6.13%, 3/15/2030 (b)	1,150	1,181
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (b)	486	489
8.75%, 11/15/2030 (b)	4,665	5,027
7.25%, 7/1/2031 (b)	3,829	4,037
7.00%, 6/1/2032 (b)	2,142	2,237
6.75%, 6/15/2033 (b)	1,545	1,607
BWX Technologies, Inc. 4.13%, 6/30/2028 (b)	4,404	4,302
Goat Holdco LLC 6.75%, 2/1/2032 (b)	2,414	2,456
ICITII 6.00%, 1/31/2033 ‡ (b)	1,753	1,393
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	3,116	3,296
TransDigm, Inc.
6.38%, 3/1/2029 (b)	18,017	18,446
6.63%, 3/1/2032 (b)	6,502	6,695
6.25%, 1/31/2034 (b)	1,115	1,144
		55,391
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	163

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — 0.7%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (b)	1,765	1,815
8.25%, 4/15/2031 (b)	3,430	3,612
7.50%, 2/15/2033 (b)	2,855	2,973
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	3,838	3,805
5.88%, 6/1/2029 (b)	10,226	10,306
3.75%, 1/30/2031 (b)	10,002	9,231
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	968	973
6.88%, 7/1/2028	5,515	5,517
5.00%, 10/1/2029	9,610	9,071
Clarios Global LP
8.50%, 5/15/2027 (b)	6,810	6,839
6.75%, 5/15/2028 (b)	1,525	1,559
6.75%, 2/15/2030 (b)	2,885	2,989
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (b) (e)	4,609	4,827
5.63% (Cash), 5/15/2027 (b) (e)	969	891
Dana, Inc.
5.38%, 11/15/2027	3,195	3,190
5.63%, 6/15/2028	3,197	3,195
4.25%, 9/1/2030	1,969	1,947
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	4,565	3,962
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	11,716	11,360
6.63%, 7/15/2030	1,357	1,381
5.25%, 4/30/2031	2,316	2,198
5.25%, 7/15/2031	2,710	2,573
Icahn Enterprises LP 6.25%, 5/15/2026	2,626	2,622
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (b) (e)	5,218	5,426
8.00% (Cash), 11/15/2032 (b) (e)	820	856
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (b)	4,511	4,399
		107,517
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (b)	1,000	990
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (f) (g) (h) (i)	4,345	4,802
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (f) (g) (h) (i) (j)	1,300	1,385
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (f) (g) (h) (i) (j)	9,900	10,037
Bank of America Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (g) (h) (i)	18,700	18,717
BNP Paribas SA (France)
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (i)	5,030	5,194
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (b) (f) (g) (h) (i)	3,450	3,546
Citigroup, Inc.
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (g) (h) (i)	83	83
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (g) (h) (i)	7,630	7,692
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (f) (g) (h) (i)	6,831	6,335
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (f) (g) (h) (i)	12,226	12,235
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (b)	1,435	1,471
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (f) (i)	5,795	6,103
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (g) (h) (i)	11,821	11,707
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (g) (h) (i)	2,220	2,326
		91,633
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — 0.0% ^
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (b)	6,195	6,228
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (b)	6,077	5,889
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	2,705	2,383
SGUS LLC 11.00%, 12/15/2029 (b)	1,013	891
Shutterfly Finance LLC
8.50%, 10/1/2027 (b)	8,615	8,076
9.75%, 10/1/2027 (b)	961	971
Wayfair LLC
7.25%, 10/31/2029 (b)	1,499	1,528
7.75%, 9/15/2030 (b)	3,833	3,960
		17,809
Building Products — 0.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (b)	3,928	3,692
6.38%, 6/15/2032 (b)	3,645	3,759
6.38%, 3/1/2034 (b)	2,510	2,585
6.75%, 5/15/2035 (b)	1,597	1,665
EMRLD Borrower LP 6.63%, 12/15/2030 (b)	16,831	17,286
James Hardie International Finance DAC 5.00%, 1/15/2028 (b)	2,000	1,975
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	2,803	2,758
JH North America Holdings, Inc.
5.88%, 1/31/2031 (b)	1,382	1,397
6.13%, 7/31/2032 (b)	2,074	2,105
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	6,600	6,837
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (b)	3,510	3,618
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	1,980	1,946
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (b)	8,865	9,143
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (b)	5,820	6,209
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (b)	4,266	4,354
Standard Industries, Inc.
4.75%, 1/15/2028 (b)	15,864	15,716
4.38%, 7/15/2030 (b)	7,584	7,268
		92,313
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (b)	1,440	1,366
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
3.63%, 10/1/2031 (b)	982	879
Goldman Sachs Group, Inc. (The) Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (g) (h) (i)	6,225	6,601
		8,846
Chemicals — 0.9%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b)	12,207	12,151
3.38%, 2/15/2029 (b)	6,840	6,462
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (j)	2,950	2,069
7.25%, 2/13/2033 (b)	1,302	927
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.22%), 8.50%, 1/23/2081 (i) (j)	877	653
Chemours Co. (The)
5.75%, 11/15/2028 (b)	7,871	7,579
4.63%, 11/15/2029 (b)	4,922	4,395
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	7,541	7,310
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (b)	1,200	1,179
7.50%, 4/15/2029 (b)	8,420	8,439
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (b)	2,005	2,010
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (b)	16,405	16,446
8.50%, 11/15/2028 (b)	2,880	3,017
4.25%, 5/15/2029 (b)	2,915	2,798
9.00%, 2/15/2030 (b)	2,393	2,570
OCP SA (Morocco)
6.70%, 3/1/2036 (b)	2,130	2,201
5.13%, 6/23/2051 (j)	2,500	1,970
7.50%, 5/2/2054 (b)	2,160	2,232
Qnity Electronics, Inc.
5.75%, 8/15/2032 (b)	3,232	3,285
6.25%, 8/15/2033 (b)	1,861	1,924
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,125	3,120
4.50%, 10/15/2029	12,562	12,133
4.00%, 4/1/2031	5,595	5,148
4.38%, 2/1/2032	1,365	1,260
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (b) (e)	9,580	3,342
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	165

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC
4.88%, 6/15/2027 (b)	7,879	7,816
5.63%, 8/15/2029 (b)	3,421	3,201
6.63%, 8/15/2032 (b)	4,019	4,008
		129,645
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	10,192	9,142
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	3,141	3,036
4.88%, 7/15/2032 (b)	5,796	5,577
Allied Universal Holdco LLC 4.63%, 6/1/2028 (b)	5,439	5,311
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	6,891	6,840
Brink's Co. (The) 4.63%, 10/15/2027 (b)	3,370	3,341
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (b)	6,139	5,923
4.88%, 7/1/2029 (b)	6,283	5,936
CoreCivic, Inc. 8.25%, 4/15/2029	4,965	5,255
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (b)	890	884
8.38%, 11/15/2032 (b)	1,868	1,948
GFL Environmental, Inc.
4.00%, 8/1/2028 (b)	5,313	5,180
4.75%, 6/15/2029 (b)	3,840	3,779
6.75%, 1/15/2031 (b)	8,785	9,171
Madison IAQ LLC
4.13%, 6/30/2028 (b)	11,416	11,098
5.88%, 6/30/2029 (b)	4,169	4,128
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	1,642	1,649
3.38%, 8/31/2027 (b)	8,694	8,422
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (b)	2,981	3,037
Williams Scotsman, Inc. 6.63%, 4/15/2030 (b)	885	916
		100,573
Communications Equipment — 0.1%
CommScope LLC
8.25%, 3/1/2027 (b)	6,326	6,402
4.75%, 9/1/2029 (b)	5,432	5,367
		11,769
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (b)	3,262	3,329
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — continued
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (b)	1,530	1,168
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (j)	2,516	2,014
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	3,830	3,736
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (b)	1,150	1,153
Pike Corp. 8.63%, 1/31/2031 (b)	1,218	1,304
		12,704
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (b) (g) (h) (i)	1,439	1,482
Knife River Corp. 7.75%, 5/1/2031 (b)	3,250	3,408
		4,890
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	5,510	5,501
6.95%, 6/10/2026	6,033	6,112
4.54%, 8/1/2026	5,460	5,442
4.27%, 1/9/2027	12,200	12,081
4.13%, 8/17/2027	500	490
6.80%, 11/7/2028	2,000	2,082
7.20%, 6/10/2030	2,816	2,992
OneMain Finance Corp.
7.13%, 3/15/2026	2,392	2,418
3.88%, 9/15/2028	7,295	6,993
		44,111
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (b)	7,248	7,204
5.88%, 2/15/2028 (b)	11,897	11,893
3.50%, 3/15/2029 (b)	7,649	7,272
4.88%, 2/15/2030 (b)	3,022	2,976
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	122
8.00%, 5/1/2031	870	942
Performance Food Group, Inc.
5.50%, 10/15/2027 (b)	7,157	7,147
4.25%, 8/1/2029 (b)	3,921	3,797
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (k)	7,843	—
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
8.00%, 11/15/2026 ‡ (k)	3,890	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (b) (i) (k)	1,226	—
Series B, 15.00%, 8/30/2031 ‡ (k)	1,671	—
Series A, 15.00%, 8/30/2031 ‡ (k)	3,552	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	3,301	—
US Foods, Inc.
6.88%, 9/15/2028 (b)	1,498	1,544
4.75%, 2/15/2029 (b)	2,290	2,256
4.63%, 6/1/2030 (b)	2,303	2,246
		47,407
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (b)	6,380	6,061
5.25%, 8/15/2027 (b)	14,217	6,263
Berry Global, Inc. 4.88%, 7/15/2026 (b)	5,576	5,569
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (b)	6,262	6,434
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (b)	16,019	16,210
9.25%, 4/15/2027 (b)	6,489	6,459
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	4,205	4,202
TriMas Corp. 4.13%, 4/15/2029 (b)	2,612	2,514
		53,712
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 6.75%, 3/15/2028 (b)	2,490	2,549
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	555
3.38%, 8/15/2030	11,091	10,248
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	3,028	3,204
		14,007
Diversified Telecommunication Services — 1.6%
Altice France SA (France)
8.13%, 2/1/2027 (b)	11,507	10,653
5.50%, 1/15/2028 (b)	3,500	3,080
5.13%, 1/15/2029 (b)	416	357
5.50%, 10/15/2029 (b)	7,300	6,260
CCO Holdings LLC
5.38%, 6/1/2029 (b)	12,859	12,759
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
6.38%, 9/1/2029 (b)	12,566	12,758
4.75%, 3/1/2030 (b)	55,361	53,206
4.50%, 8/15/2030 (b)	40,603	38,433
4.25%, 2/1/2031 (b)	25,117	23,168
4.50%, 5/1/2032	6,320	5,779
Embarq LLC 8.00%, 6/1/2036	1,643	780
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (b)	3,705	3,637
7.72%, 6/4/2038 (b)	2,137	2,173
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (b)	9,233	9,230
5.00%, 5/1/2028 (b)	9,797	9,772
GCI LLC 4.75%, 10/15/2028 (b)	7,571	7,373
Level 3 Financing, Inc.
4.88%, 6/15/2029 (b)	2,444	2,279
4.50%, 4/1/2030 (b)	7,117	6,388
6.88%, 6/30/2033 (b)	5,615	5,665
7.00%, 3/31/2034 (b)	3,730	3,755
Lumen Technologies, Inc.
4.13%, 4/15/2029 (b)	2,014	1,973
4.13%, 4/15/2030 (b)	11,132	10,910
10.00%, 10/15/2032 (b)	1,064	1,078
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (b)	110	83
Telecom Italia Capital SA 7.72%, 6/4/2038	1,033	1,127
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (b)	2,750	2,708
		235,384
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA (Brazil) 6.50%, 1/11/2035 (b)	4,730	4,764
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (b)	767	785
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (j)	1,400	1,396
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (j)	5,400	5,732
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (b)	8,210	8,577
6.38%, 5/15/2043 (j)	690	639
NRG Energy, Inc.
5.75%, 1/15/2028	10,297	10,330
5.25%, 6/15/2029 (b)	1,269	1,265
3.63%, 2/15/2031 (b)	7,275	6,711
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	167

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.00%, 2/1/2033 (b)	4,053	4,108
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (b)	8,224	7,885
Trinidad Generation UnLtd. (Trinidad And Tobago) 7.75%, 6/16/2033 (b)	2,090	2,192
Vistra Operations Co. LLC
5.50%, 9/1/2026 (b)	611	610
5.63%, 2/15/2027 (b)	4,778	4,780
5.00%, 7/31/2027 (b)	13,831	13,794
4.38%, 5/1/2029 (b)	2,461	2,405
7.75%, 10/15/2031 (b)	2,290	2,433
6.88%, 4/15/2032 (b)	2,761	2,898
		81,304
Electrical Equipment — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033	2,931	3,118
Sensata Technologies BV 4.00%, 4/15/2029 (b)	10,512	10,069
		13,187
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (b)	12,944	12,721
Sensata Technologies, Inc.
4.38%, 2/15/2030 (b)	5,659	5,448
3.75%, 2/15/2031 (b)	1,335	1,227
6.63%, 7/15/2032 (b)	5,770	5,959
		25,355
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.88%, 4/1/2027 (b)	1,791	1,793
6.63%, 9/1/2032 (b)	2,532	2,596
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (b)	2,300	2,440
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (b)	3,288	3,169
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (b)	1,292	1,291
6.88%, 1/15/2029 (b)	975	983
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (b)	117	117
Transocean, Inc.
8.25%, 5/15/2029 (b)	2,775	2,684
8.75%, 2/15/2030 (b)	1,144	1,211
Vallourec SACA (France) 7.50%, 4/15/2032 (b)	2,000	2,124
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (b)	2,214	2,416
		20,824
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — 0.3%
Cinemark USA, Inc. 7.00%, 8/1/2032 (b)	1,297	1,344
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (b)	3,148	3,148
6.50%, 5/15/2027 (b)	13,141	13,279
4.75%, 10/15/2027 (b)	16,997	16,856
3.75%, 1/15/2028 (b)	2,690	2,616
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	3,195	2,757
		40,000
Financial Services — 0.6%
Block, Inc.
5.63%, 8/15/2030 (b)	3,031	3,098
3.50%, 6/1/2031	3,630	3,353
6.50%, 5/15/2032	11,122	11,524
6.00%, 8/15/2033 (b)	1,100	1,129
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	4,474	4,474
Class B, 0.00%, 8/17/2027 ‡	10,193	10,193
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (b)	12,000	12,029
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (b)	2,870	2,864
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	6,357	6,893
Rocket Cos., Inc.
6.13%, 8/1/2030 (b)	4,440	4,569
6.38%, 8/1/2033 (b)	2,368	2,457
Rocket Mortgage LLC
2.88%, 10/15/2026 (b)	1,305	1,277
3.63%, 3/1/2029 (b)	7,970	7,598
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	7,661	7,944
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	5,184	5,184
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	3,962	3,963
		88,549
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (b)	3,900	4,316
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	2,875	2,757
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (j)	2,700	2,967
Post Holdings, Inc.
5.50%, 12/15/2029 (b)	908	905
4.63%, 4/15/2030 (b)	10,935	10,546
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
4.50%, 9/15/2031 (b)	1,620	1,511
6.25%, 2/15/2032 (b)	7,854	8,068
		31,070
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (b)	2,433	2,511
9.50%, 6/1/2030 (b)	1,915	2,006
		4,517
Ground Transportation — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (b)	2,476	2,466
4.75%, 4/1/2028 (b)	17,820	17,263
8.00%, 2/15/2031 (b)	2,125	2,193
8.38%, 6/15/2032 (b)	2,893	3,020
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	12,485	13,223
8.63%, 5/15/2032 (b)	920	991
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	2,655	2,517
Hertz Corp. (The)
4.63%, 12/1/2026 (b)	1,905	1,766
12.63%, 7/15/2029 (b)	8,351	8,678
5.00%, 12/1/2029 (b)	13,191	9,499
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (k)	185	11
5.50%, 10/15/2024 ‡ (k)	5,875	308
7.13%, 8/1/2026 ‡ (k)	2,755	523
6.00%, 1/15/2028 ‡ (k)	1,450	232
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (b)	2,650	2,585
Transnet (South Africa) 8.25%, 2/6/2028 (j)	3,000	3,144
XPO, Inc. 6.25%, 6/1/2028 (b)	3,375	3,434
		71,853
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (b)	15,519	15,274
Hologic, Inc. 3.25%, 2/15/2029 (b)	5,650	5,398
Medline Borrower LP
3.88%, 4/1/2029 (b)	13,138	12,616
6.25%, 4/1/2029 (b)	4,331	4,449
5.25%, 10/1/2029 (b)	9,752	9,657
		47,394
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (b)	2,500	2,487
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Community Health Systems, Inc.
6.00%, 1/15/2029 (b)	6,716	6,475
5.25%, 5/15/2030 (b)	3,285	2,944
4.75%, 2/15/2031 (b)	4,360	3,716
10.88%, 1/15/2032 (b)	2,503	2,649
DaVita, Inc.
4.63%, 6/1/2030 (b)	2,070	1,993
3.75%, 2/15/2031 (b)	9,477	8,648
Encompass Health Corp.
5.75%, 9/15/2025	558	557
4.50%, 2/1/2028	5,839	5,783
4.75%, 2/1/2030	3,999	3,942
4.63%, 4/1/2031	5,787	5,611
Owens & Minor, Inc. 4.50%, 3/31/2029 (b)	7,764	6,594
Radiology Partners, Inc. 8.50%, 7/15/2032 (b)	6,768	6,909
Tenet Healthcare Corp.
6.25%, 2/1/2027	14,222	14,230
5.13%, 11/1/2027	28,349	28,267
4.63%, 6/15/2028	5,745	5,680
6.13%, 6/15/2030	4,884	4,959
6.75%, 5/15/2031	5,911	6,144
		117,588
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (b)	2,703	2,700
5.00%, 5/15/2027 (b)	7,127	7,098
6.25%, 6/1/2032 (b)	6,476	6,676
		16,474
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	17,206	17,162
7.25%, 7/15/2028 (b)	1,880	1,935
4.50%, 2/15/2029 (b)	1,105	1,080
6.50%, 4/1/2032 (b)	3,420	3,515
6.50%, 6/15/2033 (b)	1,027	1,061
		24,753
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (b)	1,410	1,372
4.00%, 10/15/2030 (b)	4,740	4,432
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	4,913	4,823
Brightstar Lottery plc 6.25%, 1/15/2027 (b)	3,480	3,515
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	169

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (b)	3,268	3,116
7.00%, 2/15/2030 (b)	5,860	6,060
6.50%, 2/15/2032 (b)	9,478	9,717
Carnival Corp.
6.00%, 5/1/2029 (b)	12,650	12,814
5.75%, 8/1/2032 (b)	7,362	7,483
6.13%, 2/15/2033 (b)	9,648	9,908
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (b)	6,900	6,913
3.75%, 5/1/2029 (b)	6,424	6,161
5.88%, 3/15/2033 (b)	8,187	8,355
5.75%, 9/15/2033 (b)	4,611	4,649
MGM Resorts International
4.63%, 9/1/2026	4,489	4,459
5.50%, 4/15/2027	2,725	2,741
6.13%, 9/15/2029	3,419	3,492
6.50%, 4/15/2032	1,845	1,893
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (b)	500	471
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (b)	5,349	5,434
6.25%, 3/15/2032 (b)	10,377	10,710
6.00%, 2/1/2033 (b)	3,651	3,746
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (b)	12,577	12,544
5.25%, 7/15/2029	4,600	4,454
6.63%, 5/1/2032 (b)	4,644	4,719
Station Casinos LLC 4.50%, 2/15/2028 (b)	5,455	5,377
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (j)	1,950	1,848
Vail Resorts, Inc. 6.50%, 5/15/2032 (b)	6,762	7,004
Viking Cruises Ltd. 5.88%, 9/15/2027 (b)	4,100	4,095
Wynn Las Vegas LLC 5.25%, 5/15/2027 (b)	695	695
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (b)	19,050	19,014
6.25%, 3/15/2033 (b)	2,562	2,593
		184,607
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (b)	5,232	3,986
Newell Brands, Inc.
8.50%, 6/1/2028 (b)	2,575	2,718
6.38%, 5/15/2030	4,452	4,391
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — continued
6.63%, 5/15/2032	3,566	3,481
6.87%, 4/1/2036 (d)	3,780	3,694
Somnigroup International, Inc. 4.00%, 4/15/2029 (b)	13,265	12,750
		31,020
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,885	8,845
4.13%, 10/15/2030	4,475	4,233
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	11,118	10,933
4.38%, 3/31/2029 (b)	1,817	1,739
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	783	626
		26,376
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (b)	1,105	1,092
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (b)	2,524	2,594
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (b)	4,754	5,052
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (b)	3,440	3,543
		12,281
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (b)	2,259	2,283
IT Services — 0.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (b)	1,350	1,353
CoreWeave, Inc.
9.25%, 6/1/2030 (b)	5,128	5,146
9.00%, 2/1/2031 (b)	5,275	5,222
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	13,000	13,228
		24,949
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (b)	3,975	4,147
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	8,982	9,414
Enpro, Inc. 6.13%, 6/1/2033 (b)	1,206	1,231
Esab Corp. 6.25%, 4/15/2029 (b)	2,590	2,663
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Terex Corp.
5.00%, 5/15/2029 (b)	4,205	4,136
6.25%, 10/15/2032 (b)	2,496	2,527
		19,971
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (b)	3,229	3,165
6.75%, 6/1/2034 (j)	2,197	2,153
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (b)	3,363	3,525
		8,843
Media — 2.0%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (b)	8,254	8,028
7.13%, 2/15/2031 (b)	11,141	11,317
7.50%, 3/15/2033 (b)	4,961	5,050
CSC Holdings LLC
5.38%, 2/1/2028 (b)	3,100	2,845
6.50%, 2/1/2029 (b)	14,326	11,291
5.75%, 1/15/2030 (b)	4,770	2,241
Directv Financing LLC 5.88%, 8/15/2027 (b)	8,352	8,310
DISH DBS Corp.
7.75%, 7/1/2026	19,231	18,702
5.25%, 12/1/2026 (b)	12,175	11,810
DISH Network Corp. 11.75%, 11/15/2027 (b)	19,297	20,402
EchoStar Corp.
10.75%, 11/30/2029	9,910	10,666
6.75% (PIK), 11/30/2030 (e)	4,807	4,658
Gray Media, Inc.
10.50%, 7/15/2029 (b)	13,176	14,341
4.75%, 10/15/2030 (b)	6,940	5,209
5.38%, 11/15/2031 (b)	6,403	4,721
7.25%, 8/15/2033 (b)	5,177	5,100
iHeartCommunications, Inc.
9.13%, 5/1/2029 (b)	8,810	7,548
10.88%, 5/1/2030 (b)	3,338	1,975
7.75%, 8/15/2030 (b)	12,993	10,309
Lamar Media Corp. 4.88%, 1/15/2029	2,441	2,408
Midcontinent Communications 8.00%, 8/15/2032 (b)	2,745	2,860
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	15,123	15,107
4.75%, 11/1/2028 (b)	9,936	9,753
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Outfront Media Capital LLC
5.00%, 8/15/2027 (b)	4,908	4,868
4.25%, 1/15/2029 (b)	3,100	2,979
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (i)	524	510
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (b)	3,265	2,892
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (b)	6,762	6,928
Sirius XM Radio LLC
5.00%, 8/1/2027 (b)	7,925	7,889
4.00%, 7/15/2028 (b)	14,935	14,414
5.50%, 7/1/2029 (b)	18,709	18,682
Stagwell Global LLC 5.63%, 8/15/2029 (b)	7,015	6,766
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (b)	3,485	3,330
TEGNA, Inc. 5.00%, 9/15/2029	8,952	8,961
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (b)	2,400	2,385
Univision Communications, Inc.
8.00%, 8/15/2028 (b)	12,524	12,999
7.38%, 6/30/2030 (b)	1,565	1,574
9.38%, 8/1/2032 (b)	1,823	1,920
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (b)	1,738	1,543
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (b)	2,750	2,581
		295,872
Metals & Mining — 0.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (b)	5,909	6,232
Alumina Pty. Ltd.
6.13%, 3/15/2030 (b)	1,526	1,551
6.38%, 9/15/2032 (b)	1,966	2,005
Big River Steel LLC 6.63%, 1/31/2029 (b)	2,951	2,956
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	2,575	2,572
4.88%, 3/1/2031 (b)	3,725	3,406
7.50%, 9/15/2031 (b)	1,862	1,888
7.00%, 3/15/2032 (b)	1,522	1,513
Compass Minerals International, Inc. 8.00%, 7/1/2030 (b)	1,295	1,354
Constellium SE 6.38%, 8/15/2032 (b)	1,500	1,531
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (j)	4,300	4,134
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	171

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Novelis Corp.
4.75%, 1/30/2030 (b)	7,240	6,962
6.88%, 1/30/2030 (b)	881	914
3.88%, 8/15/2031 (b)	2,785	2,526
6.38%, 8/15/2033 (b)	3,134	3,166
WE Soda Investments Holding plc (Turkey) 9.50%, 10/6/2028 (j)	2,400	2,515
		45,225
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	14,845
Series QIB, 4.50%, 9/1/2026 (b)	14,500	14,094
Series QIB, 4.50%, 3/15/2027 (b)	20,000	18,821
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (b) (d)	11,000	10,781
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (b)	20,000	19,121
Series QIB, 9.38%, 3/1/2028 (b)	17,000	16,860
		94,522
Multi-Utilities — 0.0% ^
Dominion Energy, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (i)	2,625	2,650
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (j)	2,800	2,628
		5,278
Oil, Gas & Consumable Fuels — 3.2%
AI Candelaria -Spain- SA (Colombia) 5.75%, 6/15/2033 (b)	3,974	3,485
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	7,324	7,322
5.75%, 1/15/2028 (b)	4,674	4,687
5.38%, 6/15/2029 (b)	9,019	8,965
Antero Resources Corp. 7.63%, 2/1/2029 (b)	4,344	4,431
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (b)	3,560	3,624
6.63%, 7/15/2033 (b)	2,140	2,172
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (j)	2,300	2,323
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (j)	2,200	2,268
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (b)	7,875	8,038
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
7.38%, 3/15/2032 (b)	2,295	2,242
Blue Racer Midstream LLC
7.00%, 7/15/2029 (b)	1,965	2,044
7.25%, 7/15/2032 (b)	1,590	1,687
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 9/1/2025 (g) (h) (i)	2,626	2,623
Buckeye Partners LP
3.95%, 12/1/2026	3,120	3,082
4.50%, 3/1/2028 (b)	7,507	7,389
6.75%, 2/1/2030 (b)	4,213	4,376
California Resources Corp. 7.13%, 2/1/2026 (b)	1,424	1,419
Chord Energy Corp. 6.75%, 3/15/2033 (b)	3,081	3,160
Civitas Resources, Inc.
8.38%, 7/1/2028 (b)	5,035	5,229
8.63%, 11/1/2030 (b)	7,268	7,566
8.75%, 7/1/2031 (b)	5,157	5,305
9.63%, 6/15/2033 (b)	1,470	1,556
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (b)	5,590	5,848
Comstock Resources, Inc.
6.75%, 3/1/2029 (b)	12,446	12,270
5.88%, 1/15/2030 (b)	5,380	5,049
Crescent Energy Finance LLC
9.25%, 2/15/2028 (b)	9,041	9,408
7.38%, 1/15/2033 (b)	2,330	2,277
8.38%, 1/15/2034 (b)	2,076	2,107
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (j)	28,000	27,305
DT Midstream, Inc.
4.13%, 6/15/2029 (b)	4,149	4,032
4.38%, 6/15/2031 (b)	5,485	5,277
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,687
8.88%, 1/13/2033	2,525	2,685
8.38%, 1/19/2036	974	985
5.88%, 5/28/2045	3,645	2,683
Energy Transfer LP
5.35%, 5/15/2045	740	663
5.30%, 4/15/2047	430	379
EQT Corp. 7.50%, 6/1/2027 (b)	530	540
Expand Energy Corp.
6.75%, 4/15/2029 (b)	17,892	18,087
5.38%, 3/15/2030	5,996	6,056
4.75%, 2/1/2032	1,124	1,094
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
FS Luxembourg Sarl (Brazil) 8.63%, 6/25/2033 (b)	2,510	2,561
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (b)	2,753	2,887
Genesis Energy LP
7.75%, 2/1/2028	2,975	3,008
8.25%, 1/15/2029	1,127	1,177
7.88%, 5/15/2032	1,622	1,684
8.00%, 5/15/2033	1,081	1,129
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (j)	1,400	1,424
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	3,459	3,539
Hess Midstream Operations LP
5.88%, 3/1/2028 (b)	1,106	1,124
5.13%, 6/15/2028 (b)	4,070	4,061
Hilcorp Energy I LP 6.25%, 4/15/2032 (b)	2,805	2,685
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (b)	1,505	1,569
6.63%, 1/15/2034 (b)	1,878	1,909
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	8,354	8,426
Matador Resources Co. 6.25%, 4/15/2033 (b)	7,148	7,201
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (j)	3,086	3,086
NGL Energy Operating LLC
8.13%, 2/15/2029 (b)	2,403	2,451
8.38%, 2/15/2032 (b)	3,061	3,110
NuStar Logistics LP
5.63%, 4/28/2027	6,497	6,532
6.38%, 10/1/2030	2,339	2,422
Permian Resources Operating LLC
5.88%, 7/1/2029 (b)	2,300	2,300
9.88%, 7/15/2031 (b)	9,292	10,087
6.25%, 2/1/2033 (b)	2,778	2,830
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (j)	12,501	11,885
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (b)	3,110	2,116
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	3,300	3,313
5.35%, 2/12/2028	10,300	10,092
5.95%, 1/28/2031	14,950	14,008
6.70%, 2/16/2032	6,600	6,329
10.00%, 2/7/2033	8,805	9,832
6.38%, 1/23/2045	5,548	4,225
7.69%, 1/23/2050	20,900	17,823
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
6.95%, 1/28/2060	10,150	7,861
Range Resources Corp.
8.25%, 1/15/2029	9,100	9,339
4.75%, 2/15/2030 (b)	1,145	1,117
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (b)	2,278	2,380
SM Energy Co.
6.75%, 9/15/2026	2,864	2,859
6.63%, 1/15/2027	8,580	8,586
6.75%, 8/1/2029 (b)	2,826	2,854
7.00%, 8/1/2032 (b)	2,420	2,437
Sunoco LP
6.00%, 4/15/2027	1,385	1,386
7.00%, 5/1/2029 (b)	1,640	1,703
4.50%, 5/15/2029	4,039	3,937
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (b)	3,085	3,081
5.50%, 1/15/2028 (b)	2,559	2,555
6.00%, 12/31/2030 (b)	5,355	5,276
6.00%, 9/1/2031 (b)	2,590	2,545
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (b)	2,500	2,358
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (b)	2,500	2,347
3.88%, 11/1/2033 (b)	4,665	4,156
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	7,788	8,070
9.50%, 2/1/2029 (b)	2,335	2,567
7.00%, 1/15/2030 (b)	4,080	4,204
9.88%, 2/1/2032 (b)	11,685	12,724
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (b)	8,304	8,669
6.75%, 1/15/2036 (b)	2,988	3,136
Vital Energy, Inc.
9.75%, 10/15/2030	2,000	2,082
7.88%, 4/15/2032 (b)	2,074	2,043
		471,522
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (b)	7,070	7,076
5.75%, 4/20/2029 (b)	9,811	9,865
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	173

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — continued
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	7,288	7,242
United Airlines, Inc. 4.38%, 4/15/2026 (b)	8,142	8,115
		32,298
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	15,230	15,155
4.13%, 4/1/2029 (b)	3,363	3,200
Prestige Brands, Inc.
5.13%, 1/15/2028 (b)	4,743	4,713
3.75%, 4/1/2031 (b)	3,365	3,101
		26,169
Pharmaceuticals — 0.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (b)	8,833	9,172
Bausch Health Cos., Inc. 5.00%, 2/15/2029 (b)	14,402	11,042
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (b)	1,015	986
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (d)	6,862	7,144
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (b)	1,341	1,428
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (k)	700	—
GCB Endo (Luxembourg) 0.00%, 4/1/2029 ‡	1,520	—
Organon & Co.
4.13%, 4/30/2028 (b)	11,722	11,225
5.13%, 4/30/2031 (b)	11,300	9,683
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (k)	7,330	—
		50,680
Professional Services — 0.1%
Triad Resources LLC 0.00%, 4/1/2052 ‡	9,156	9,156
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (b)	2,487	2,304
5.25%, 4/15/2030 (b)	795	697
9.75%, 4/15/2030 (b)	2,760	2,932
		5,933
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	4,654	4,650
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (b)	1,391	1,506
Entegris, Inc.
4.38%, 4/15/2028 (b)	3,568	3,469
4.75%, 4/15/2029 (b)	9,695	9,556
3.63%, 5/1/2029 (b)	896	845
5.95%, 6/15/2030 (b)	5,705	5,778
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (b)	5,393	5,397
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	10,381	10,087
		41,288
Software — 0.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	4,880	4,787
Fair Isaac Corp. 6.00%, 5/15/2033 (b)	2,019	2,046
NCR Voyix Corp.
5.00%, 10/1/2028 (b)	6,059	5,973
5.13%, 4/15/2029 (b)	1,296	1,280
RingCentral, Inc. 8.50%, 8/15/2030 (b)	3,625	3,869
SS&C Technologies, Inc.
5.50%, 9/30/2027 (b)	19,073	19,079
6.50%, 6/1/2032 (b)	1,415	1,468
		38,502
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (b)	3,027	3,020
5.00%, 7/15/2028 (b)	4,037	4,007
5.25%, 7/15/2030 (b)	2,955	2,924
6.25%, 1/15/2033 (b)	489	500
Millrose Properties, Inc. 6.38%, 8/1/2030 (b)	3,366	3,396
		13,847
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	5,120	5,060
4.63%, 11/15/2029 (b)	1,458	1,416
4.75%, 3/1/2030	3,611	3,527
Bath & Body Works, Inc.
7.50%, 6/15/2029	3,724	3,824
6.75%, 7/1/2036	4,560	4,639
Escrow Rite Aid 0.00%, 12/31/2049 ‡	1,155	—
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	2,395	2,246
Lithia Motors, Inc. 3.88%, 6/1/2029 (b)	10,112	9,696
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	6,113
PetSmart LLC 7.50%, 9/15/2032 (b)	6,228	6,163
Saks Global Enterprises LLC 11.00%, 12/15/2029 (b)	2,375	938
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	11,242	10,928
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Staples, Inc.
10.75%, 9/1/2029 (b)	11,205	10,729
12.75%, 1/15/2030 (b)	2,895	2,061
		67,340
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (b)	2,569	2,718
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (b)	4,380	4,157
3.13%, 7/15/2029 (b)	5,160	4,618
8.25%, 12/15/2029 (b)	3,545	3,766
8.50%, 7/15/2031 (b)	767	814
Xerox Corp.
10.25%, 10/15/2030 (b)	1,775	1,842
13.50%, 4/15/2031 (b)	1,690	1,696
Xerox Holdings Corp.
5.50%, 8/15/2028 (b)	4,240	2,751
8.88%, 11/30/2029 (b)	3,105	1,887
		24,249
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,312
Trading Companies & Distributors — 0.5%
Herc Holdings, Inc.
5.50%, 7/15/2027 (b)	9,948	9,937
7.00%, 6/15/2030 (b)	1,933	2,012
Imola Merger Corp. 4.75%, 5/15/2029 (b)	20,573	20,057
QXO Building Products, Inc. 6.75%, 4/30/2032 (b)	4,825	4,983
United Rentals North America, Inc.
4.88%, 1/15/2028	10,050	9,994
6.13%, 3/15/2034 (b)	3,160	3,273
WESCO Distribution, Inc.
7.25%, 6/15/2028 (b)	6,396	6,495
6.38%, 3/15/2029 (b)	5,329	5,487
6.63%, 3/15/2032 (b)	3,140	3,256
6.38%, 3/15/2033 (b)	1,656	1,718
		67,212
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (j)	3,715	3,784
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (b) (k)	9,038	3,254
6.00%, 2/15/2028 (b) (k)	2,265	815
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (b)	2,105	2,193
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (b)	5,820	5,949
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,777	6,271
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (j)	3,240	3,215
6.25%, 3/25/2029 (b)	900	905
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (i)	3,300	3,482
		26,084
Total Corporate Bonds (Cost $3,255,952)		3,260,985
Asset-Backed Securities — 16.4%
ABFC Trust Series 2002-OPT1, Class M1, 5.53%, 5/25/2032 (c)	56	60
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (b)	5,190	1,649
Series 2022-1, Class D, 6.65%, 10/20/2028 (b)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (b)	60	59
Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	130	128
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (b)	913	852
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	1,123	1,052
Series 2021-1H, Class D, 3.58%, 10/20/2040 (b)	1,545	1,421
Affirm Asset Securitization Trust
Series 2024-A, Class 1C, 6.16%, 2/15/2029 (b)	1,000	1,005
Series 2024-B, Class A, 4.62%, 9/15/2029 (b)	9,600	9,611
Series 2024-B, Class D, 5.50%, 9/15/2029 (b)	5,300	5,300
AGL CLO Ltd. (Cayman Islands) Series 2020-9A, Class BR, 6.33%, 4/20/2037 (b) (c)	8,000	8,028
Aimco CLO Ltd. (Cayman Islands) Series 2021-14A, Class B, 5.94%, 4/20/2034 (b) (c)	3,500	3,510
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (b)	348	349
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	175

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,507	3,360
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (b)	12,853	12,877
Series 2022-3, Class E, 8.08%, 10/13/2028 (b)	3,000	3,048
Series 2022-3, Class F, 9.76%, 5/14/2029 (b)	7,000	7,097
Series 2022-4, Class E, 10.00%, 1/14/2030 (b)	2,420	2,510
Series 2023-2, Class E, 9.79%, 2/12/2030 (b)	6,100	6,395
Series 2024-2, Class D, 6.53%, 4/12/2030 (b)	9,856	10,140
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	6,350	6,510
Series 2023-4, Class D, 7.65%, 9/12/2030 (b)	6,700	6,966
Series 2025-2, Class C, 5.11%, 3/12/2031 (b)	5,585	5,644
Series 2025-2, Class D, 5.50%, 7/14/2031 (b)	7,800	7,950
Series 2024-4, Class D, 5.34%, 8/12/2031 (b)	11,581	11,725
Series 2023-4, Class E, 9.79%, 8/12/2031 (b)	3,000	3,215
Series 2023-3, Class E, 9.54%, 10/14/2031 (b)	6,400	6,751
Series 2024-2, Class E, 7.87%, 11/12/2031 (b)	3,450	3,586
Series 2025-3, Class C, 4.95%, 7/12/2032 (b)	22,230	22,401
Series 2025-3, Class D, 5.19%, 7/12/2032 (b)	24,185	24,386
AMSR Trust
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (b)	18,177	18,050
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (b)	7,300	7,266
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (b)	9,913	9,720
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (b)	9,913	9,855
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (b)	11,000	10,450
Apidos CLO (Cayman Islands) Series 2016-25A, Class BR3, 5.93%, 1/20/2037 (b) (c)	5,100	5,110
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (b)	3,363	3,298
Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	3,217	3,138
Avis Budget Rental Car Funding AESOP LLC
Series 2023-4A, Class C, 7.24%, 6/20/2029 (b)	3,530	3,706
Series 2023-6A, Class D, 7.37%, 12/20/2029 (b)	1,600	1,637
Series 2023-8A, Class D, 7.52%, 2/20/2030 (b)	3,500	3,586
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1A, Class C, 6.48%, 6/20/2030 (b)	2,500	2,600
Series 2024-3A, Class B, 5.58%, 12/20/2030 (b)	2,625	2,697
Series 2024-3A, Class C, 6.11%, 12/20/2030 (b)	2,450	2,516
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class BR2, 5.93%, 4/19/2034 (b) (c)	5,000	5,003
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 6.14%, 10/20/2031 (b) (c)	4,420	4,429
Series 2020-2A, Class DR, 10.74%, 10/20/2031 (b) (c)	2,250	2,242
Series 2021-17A, Class A2, 6.19%, 10/20/2034 (b) (c)	9,000	9,014
Series 2024-27A, Class A2, 5.92%, 10/25/2037 (b) (c)	3,775	3,778
Barings CLO Ltd. (Cayman Islands)
Series 2022-1A, Class B, 6.28%, 4/15/2035 (b) (c)	2,600	2,606
Series 2022-3A, Class A2R, 5.92%, 10/20/2037 (b) (c)	5,250	5,255
Bastion Funding I LLC Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (b)	3,905	3,905
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.85%, 12/26/2031 (b) (c)	965	968
Series 2024-CAR1, Class D, 6.40%, 12/26/2031 (b) (c)	244	246
Series 2024-CAR1, Class E, 7.95%, 12/26/2031 (b) (c)	732	742
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.79%, 10/20/2034 (b) (c)	6,000	6,022
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	2,600	2,661
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,626
Series 2024-4, Class D, 5.23%, 8/15/2030	17,000	17,178
Series 2025-1, Class D, 5.64%, 11/15/2030	10,237	10,430
Series 2024-2, Class E, 8.21%, 1/15/2031 (b)	10,000	10,562
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (b)	544	575
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 7.23%, 12/15/2038 (b) (c)	8,700	8,581
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-FL7, Class E, 7.88%, 12/15/2038 (b) (c)	225	222
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 5.40%, 7/18/2034 (b) (c)	17,200	17,187
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (b)	12,415	12,812
Series 2024-1A, Class C, 9.13%, 5/15/2039 ‡ (b)	1,824	1,870
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.92%, 10/15/2031 (b) (c)	2,007	2,006
Series 2018-1A, Class CR, 6.27%, 10/15/2031 (b) (c)	11,688	11,720
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (b)	310	309
Camden, 8.50%, 9/15/2031 ‡	18,284	18,019
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A2RR, 6.18%, 7/20/2032 (b) (c)	6,000	6,012
Series 2015-4A, Class BRR, 6.78%, 7/20/2032 (b) (c)	8,000	8,027
Series 2016-1A, Class CR3, 7.53%, 4/20/2034 (b) (c)	12,378	12,417
Carlyle US CLO Ltd. (Cayman Islands)
Series 2018-4A, Class D2R, 9.02%, 10/17/2037 (b) (c)	3,500	3,501
Series 2021-7A, Class CR, 6.32%, 4/15/2040 (b) (c)	7,500	7,516
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (b)	5,770	1,563
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	2,735	2,592
CARS-DB4 LP
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (b)	4,290	4,162
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (b)	4,510	4,103
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (b) (c)	4,410	4,233
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (d)	8,243	8,022
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (d)	43	43
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (d)	1,958	1,943
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (b) (d)	1,958	1,935
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.73%, 4/19/2035 (b) (c)	14,750	14,657
CITI Asset Receivables Trust I, 0.00%, 3/15/2031 ‡ (c) (k)	79,435	79,467
CoreVest American Finance Trust
Series 2019-1, Class E, 5.73%, 3/15/2052 (b) (c)	1,493	1,470
Series 2019-2, Class E, 5.31%, 6/15/2052 (b) (c)	5,576	5,211
Series 2019-3, Class XB, IO, 1.51%, 10/15/2052 (b) (c)	53,875	2,497
Series 2019-3, Class XA, IO, 2.15%, 10/15/2052 (b) (c)	3,609	9
Series 2019-3, Class D, 3.76%, 10/15/2052 (b)	8,689	8,152
Series 2019-3, Class E, 4.86%, 10/15/2052 (b) (c)	5,810	5,366
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	808	809
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	22,000	22,471
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	1,328	1,333
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	2,295	2,351
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	7,750	7,838
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	3,866	3,966
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	6,805	6,880
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	5,988	6,102
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	9,942	10,142
Series 2024-1A, Class C, 6.71%, 7/17/2034 (b)	7,860	8,099
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	8,645	8,690
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	5,320	5,395
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	177

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 5.16%, 7/25/2034 (c)	107	112
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (b)	2,690	2,707
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (b)	3,800	3,720
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	14,247	14,387
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	7,900	8,050
Dryden CLO Ltd. (Cayman Islands)
Series 2019-80A, Class BR, 6.07%, 1/17/2033 (b) (c)	2,540	2,539
Series 2022-109A, Class BR, 5.89%, 4/15/2038 (b) (c)	4,000	3,998
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (b)	8,500	8,933
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (b)	375	370
Series 2021-A, Class D, 3.32%, 8/27/2035 (b)	1,117	1,057
Elmwood CLO Ltd.
Series 2024-3A, Class A, 5.85%, 4/18/2037 (b) (c)	18,700	18,754
Series 2021-1A, Class BR, 6.33%, 4/20/2037 (b) (c)	5,000	5,005
Series 2019-3A, Class BRR, 6.03%, 7/18/2037 (b) (c)	8,200	8,220
Series 2024-12RA, Class CR, 6.33%, 10/20/2037 (b) (c)	11,080	11,102
Exeter Automobile Receivables Trust
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,075
Series 2022-1A, Class E, 5.02%, 10/15/2029 (b)	1,330	1,308
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	6,000	5,873
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,167
Series 2022-4A, Class E, 8.23%, 3/15/2030 (b)	1,138	1,168
Series 2023-1A, Class E, 12.07%, 9/16/2030 (b)	4,350	4,948
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,895	10,967
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (b)	1,902	1,897
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (b)	9,000	8,975
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (b)	15,000	14,901
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (b)	13,000	12,912
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (b)	9,500	8,948
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (b)	8,000	7,515
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (b)	7,333	7,175
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (b)	12,700	11,292
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (b)	5,559	4,894
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (b)	10,000	9,668
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (b)	6,941	6,681
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (b)	11,400	10,830
Flagship Credit Auto Trust Series 2022-3, Class E, 7.95%, 10/15/2029 (b)	4,000	2,431
Flatiron CLO Ltd. (Cayman Islands) Series 2024-1A, Class A1, 5.64%, 7/15/2036 (b) (c)	5,000	4,999
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (c)	7,000	6,869
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (c)	25,000	23,966
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (b) (c)	19,140	18,172
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (c)	15,000	15,198
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (b)	10,000	10,133
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (b)	144	144
Series 2019-1A, Class C, 5.66%, 11/15/2034 (b)	3,055	3,054
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	10,680	10,670
Series 2023-1A, Class E, 11.42%, 3/15/2030 (b)	1,000	1,104
Series 2024-4A, Class D, 5.65%, 7/15/2030 (b)	12,035	12,338
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class DRR, 7.23%, 10/20/2034 (b) (c)	5,100	5,111
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	3,124	3,144
Grene Energy Senio, 11.00%, 1/25/2026 ‡	269	220
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 6.28%, 7/20/2038 (b) (c)	5,700	5,712
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	950	950
Series 2023-1A, Class C, 6.91%, 6/25/2027 (b)	3,990	4,022
Series 2023-1A, Class D, 9.13%, 6/25/2027 (b)	10,000	10,152
Series 2022-2A, Class D, 5.16%, 6/26/2028 (b)	10,000	9,735
Series 2022-5A, Class D, 6.78%, 9/25/2028 (b)	5,000	4,986
Series 2023-2A, Class D, 9.40%, 9/25/2029 (b)	4,600	4,801
Series 2023-4A, Class D, 9.44%, 3/25/2030 (b)	3,200	3,348
Series 2025-4A, Class B, 5.90%, 12/25/2031 (b)	7,905	8,066
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (b)	7,000	6,811
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (b)	696	674
Series 2020-A, Class D, 5.50%, 10/9/2039 (b)	606	596
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (b)	2,931	2,908
Series 2022-A, Class E, 8.00%, 5/15/2041 (b)	552	539
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (b)	14,097	12,991
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	10,651	10,733
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (b)	17,500	17,672
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (b)	23,171	23,120
KKR CLO Ltd. (Cayman Islands)
Series 40A, Class BR, 6.03%, 10/20/2034 (b) (c)	5,300	5,301
Series 2023-52A, Class CR, 6.34%, 7/16/2038 (b) (c)	6,600	6,604
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 5.77%, 4/15/2029 (b) (c)	4,560	4,560
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (b)	900	2,964
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	855	3,118
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	860	2,132
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (b)	800	3,219
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (b)	750	2,041
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (b)	500	3,081
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (b)	500	1,765
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (b)	400	3,148
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (b)	400	1,489
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (b)	700	5,273
Series 2022-P5, Class CERT, 0.00%, 7/15/2037 ‡ (b)	800	5,617
Lendingpoint Asset Securitization Trust
Series 2021-A, Class D, 5.73%, 12/15/2028 (b)	2,811	2,011
Series 2021-B, Class C, 3.21%, 2/15/2029 (b)	3,242	3,197
Series 2021-B, Class D, 6.12%, 2/15/2029 (b)	2,000	479
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	17,866	10,438
Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	1,231	1,206
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (b)	6,500	1,343
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (b)	4,500	4,297
Series 2021-2A, Class B, 2.37%, 4/20/2032 (b)	1,000	938
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	1,100	1,034
Series 2024-1A, Class A, 5.53%, 6/21/2032 (b)	3,050	3,093
Series 2024-2A, Class A, 4.47%, 2/21/2034 (b)	4,646	4,647
Series 2024-2A, Class D, 5.69%, 2/21/2034 (b)	2,300	2,321
Series 2024-2A, Class E, 8.47%, 2/21/2034 (b)	3,700	3,829
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1A, Class A, 4.94%, 9/20/2034 (b)	7,615	7,712
Series 2025-1A, Class D, 6.48%, 9/20/2034 (b)	4,400	4,501
Series 2025-2A, Class A, 4.78%, 10/20/2034 (b)	19,200	19,340
Series 2025-2A, Class C, 5.28%, 10/20/2034 (b)	13,600	13,707
LFT CRE Ltd.
Series 2021-FL1, Class D, 6.93%, 6/15/2039 (b) (c)	22,600	22,336
Series 2021-FL1, Class E, 7.43%, 6/15/2039 (b) (c)	10,000	9,822
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (b)	880	879
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	1,180	1,174
Series 2021-2A, Class C, 3.85%, 1/15/2029 (b)	3,269	3,236
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-45A, Class BRR, 5.97%, 7/15/2034 (b) (c)	16,950	16,962
Series 2020-45A, Class CRR, 6.22%, 7/15/2034 (b) (c)	5,100	5,101
Series 2021-49A, Class B1R, 5.78%, 10/19/2034 (b) (c)	17,650	17,604
Series 2021-39A, Class CR, 6.38%, 10/22/2034 (b) (c)	14,000	14,043
Series 2021-52A, Class B, 6.19%, 1/22/2035 (b) (c)	11,660	11,702
Series 2019-37A, Class D1A, 8.07%, 4/15/2037 (b) (c)	2,000	2,004
Magnetite Ltd. (Cayman Islands)
Series 2020-27A, Class ER, 10.59%, 10/20/2034 (b) (c)	7,000	6,973
Series 2019-22A, Class BRR, 5.92%, 7/15/2036 (b) (c)	8,820	8,819
Series 2019-22A, Class CRR, 6.17%, 7/15/2036 (b) (c)	5,369	5,373
Series 2023-39A, Class BR, 5.87%, 1/25/2037 (b) (c)	5,950	5,941
Series 2024-38A, Class B, 6.32%, 4/15/2037 (b) (c)	14,750	14,762
Series 2016-17A, Class AR2, 5.83%, 4/20/2037 (b) (c)	6,500	6,528
Series 2016-17A, Class BR2, 6.28%, 4/20/2037 (b) (c)	6,164	6,196
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (b)	10,000	10,193
Series 2024-BA, Class C, 5.73%, 11/20/2038 (b)	3,246	3,338
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (b)	8,400	8,802
Series 2021-BA, Class E, 4.68%, 11/20/2036 (b)	5,030	4,679
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (b)	3,823	3,870
Series 2022-3A, Class C, 6.89%, 11/15/2032 (b)	477	478
Series 2022-3A, Class D, 7.80%, 11/15/2032 (b)	2,550	2,591
Series 2023-1A, Class C, 7.20%, 4/15/2033 (b)	1,126	1,133
Series 2023-3A, Class D, 8.04%, 9/15/2033 (b)	3,590	3,713
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	6,434	6,519
Nautical Solutions, 9.20%, 8/1/2031 ‡	22,196	22,196
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.32%, 4/15/2038 (b) (c)	4,505	4,509
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.72%, 7/16/2036 (b) (c)	10,000	9,987
Series 2021-42A, Class CR, 6.17%, 7/16/2036 (b) (c)	19,900	19,975
Series 2022-50A, Class BR, 5.97%, 7/23/2036 (b) (c)	9,200	9,212
Series 2022-50A, Class CR, 6.22%, 7/23/2036 (b) (c)	5,972	5,970
Series 2020-38A, Class BR2, 5.73%, 10/20/2036 (b) (c)	21,300	21,245
Series 2020-38A, Class CR2, 6.21%, 10/20/2036 (b) (c)	11,300	11,274
Series 2024-55A, Class B, 6.33%, 4/22/2038 (b) (c)	5,250	5,272
Series 2019-34A, Class BR2, 5.98%, 7/20/2039 (b) (c)	11,435	11,429
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (b)	2,550	1,645
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (b) (d)	45,364	46,186
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	2,717	2,699
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	10,988	10,781
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	4,664	4,539
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (b)	1,871	1,864
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 6.08%, 4/21/2037 (b) (c)	18,200	18,238
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2019-1A, Class BR, 6.17%, 10/25/2032 (b) (c)	9,332	9,356
Series 2019-1A, Class CR, 6.77%, 10/25/2032 (b) (c)	11,200	11,228
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.93%, 7/21/2037 (b) (c)	14,900	14,872
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (b)	4,680	4,760
Series 2024-2A, Class A, 4.98%, 10/17/2031 (b)	3,100	3,108
Series 2024-2A, Class B, 5.42%, 10/17/2031 (b)	1,900	1,910
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	7,104	7,305
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (b)	5,300	5,391
Oneslt, 8.00%, 12/15/2030 ‡	10,478	10,478
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (b)	3,167	3,174
Oportun Issuance Trust
Series 2021-B, Class C, 3.65%, 5/8/2031 (b)	325	321
Series 2021-B, Class D, 5.41%, 5/8/2031 (b)	530	525
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	7,033	6,918
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 6.02%, 2/15/2038 (b) (c)	18,200	18,249
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class BR, 6.32%, 4/15/2031 (b) (c)	8,462	8,490
Series 2022-4A, Class BR, 5.97%, 7/24/2031 (b) (c)	5,000	5,021
Series 2024-3A, Class A2, 5.88%, 8/8/2032 (b) (c)	13,862	13,876
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-3A, Class B, 6.13%, 8/8/2032 (b) (c)	14,500	14,530
Series 2024-1A, Class A2, 5.77%, 10/15/2032 (b) (c)	11,127	11,143
Series 2024-1A, Class B, 6.12%, 10/15/2032 (b) (c)	7,000	7,013
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.43%, 7/25/2035 (d)	45	45
PRET LLC
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (b) (d)	3,275	3,283
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (b) (d)	10,683	10,694
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (b) (d)	9,578	9,644
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (b) (d)	25,838	26,031
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (b) (d)	22,010	22,262
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (b) (d)	13,676	13,869
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (b) (d)	31,054	31,322
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (b)	8,000	7,752
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (b)	10,211	9,930
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	5,972	6,074
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (b)	16,496	16,496
RAMP Trust Series 2002-RS2, Class AI5, 4.60%, 3/25/2032 (c)	28	28
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (b) (c)	1,248	1,247
Regatta Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 6.03%, 7/20/2035 (b) (c)	7,200	7,220
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 (b)	2,600	2,581
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (d)	106	70
Series 2005-2, Class M1, 5.55%, 8/25/2035 (d)	380	356
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	181

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (b)	24	23
Repo Buyer RRI Trust, 0.00%, 4/14/2055 ‡	4,306	3,757
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (b)	930	908
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	9,326	9,436
Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	17,753	18,103
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (d)	4,853	4,848
Series 2024-2, Class A2, 8.81%, 9/27/2028 (b) (d)	11,750	11,738
RR Ltd. (Cayman Islands)
Series 2021-18A, Class A2, 6.18%, 10/15/2034 (b) (c)	7,000	6,997
Series 2020-12A, Class AAR3, 5.57%, 1/15/2036 (b) (c)	4,570	4,583
Series 2020-12A, Class A2R3, 5.92%, 1/15/2036 (b) (c)	7,469	7,478
Series 2024-35A, Class A2, 6.02%, 1/15/2040 (b) (c)	4,000	4,021
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 3/17/2031	493	503
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,223
Series 2025-3, Class D, 5.11%, 9/15/2031	19,270	19,427
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,224
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,385
Series 2024-5, Class D, 5.14%, 2/17/2032	2,984	3,022
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (b)	2,354	2,329
Series 2022-1A, Class F, 6.00%, 7/20/2032 (b)	5,360	5,289
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 6.13%, 1/15/2032 (b) (c)	3,651	3,654
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class D, 3.23%, 9/20/2038 (b)	506	499
Series 2022-3A, Class D, 10.52%, 7/20/2039 (b)	2,276	2,398
Series 2022-2A, Class D, 9.22%, 6/20/2040 (b)	1,303	1,339
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (b) (d)	6,649	6,644
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (b) (c)	149,332	9,184
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (b)	2,559	2,633
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 6.33%, 4/16/2031 (b) (c)	1,000	1,001
Series 2015-16A, Class B1RR, 6.02%, 10/15/2031 (b) (c)	8,224	8,230
Series 2019-21A, Class CR2, 6.07%, 7/15/2032 (b) (c)	13,500	13,364
Series 2020-23A, Class CR2, 6.07%, 1/15/2034 (b) (c)	8,000	7,964
Series 2021-29A, Class BR, 5.93%, 10/15/2035 (b) (c)	14,225	14,225
Series 2022-32A, Class BR, 5.92%, 10/23/2035 (b) (c)	2,415	2,415
Series 2016-18A, Class CR4, 6.23%, 10/23/2037 (b) (c)	13,180	13,180
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (b)	61	61
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.90%, 9/18/2042 (b) (c)	12,950	12,980
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	2,657	2,652
Series 2016-1, Class B, 3.65%, 1/7/2026	2,046	2,030
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (b)	1,875	163
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (b)	2,900	420
Series 2021-PT1, Class A, HB, 25.48%, 9/20/2027 ‡ (b) (c)	417	360
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (b)	3,500	491
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (b)	2,670	490
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (b)	2,830	681
Series 2021-PT2, Class A, HB, 21.69%, 11/20/2029 ‡ (b) (c)	795	711
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (b) (c)	928	829
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (b) (c)	347	309
Series 2022-PT2, Class A, 16.30%, 2/20/2030 ‡ (b) (c)	1,057	1,057
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-PT1, Class A, HB, 20.10%, 2/20/2030 ‡ (b) (c)	1,072	1,072
Series 2022-PT3, Class A, 17.85%, 4/20/2030 ‡ (b) (c)	901	896
Series 2022-PT4, Class A, 18.53%, 5/20/2030 ‡ (b) (c)	878	878
Upstart Securitization Trust
Series 2021-4, Class C, 3.19%, 9/20/2031 (b)	2,641	2,613
Series 2021-5, Class C, 4.15%, 11/20/2031 (b)	5,905	5,849
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	2,288	1,944
Series 2021-1A, Class D, 4.36%, 3/15/2027 (b)	10,392	186
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	100	100
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (b)	20,865	20,830
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,996	9,510
9.46%, 7/18/2027 ‡	20,000	19,288
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (d)	155	155
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (d)	612	612
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 6.33%, 1/15/2035 (b) (c)	8,000	8,025
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (b)	15,500	15,649
Series 2025-1, Class D, 5.79%, 1/15/2036 (b)	3,205	3,254
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (b)	438	450
Series 2023-3A, Class D, 6.47%, 3/15/2029 (b)	3,795	3,912
Series 2024-1A, Class D, 6.02%, 10/15/2029 (b)	2,304	2,349
Series 2024-3A, Class D, 5.21%, 4/15/2030 (b)	19,900	20,047
Total Asset-Backed Securities (Cost $2,438,639)		2,399,319
Collateralized Mortgage Obligations — 15.3%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.75%, 5/25/2036 (c)	739	638
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	14	15
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	10	10
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	14	11
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	38	31
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	240	214
Series 2005-J14, Class A3, 5.50%, 12/25/2035	203	121
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	456	212
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (c)	5,000	5,075
10.14%, 3/25/2031 ‡ (c)	7,500	7,731
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (d)	4,100	4,122
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (b) (c)	8,000	7,709
Series 2019-5, Class B1, 3.96%, 10/25/2049 (b) (c)	2,470	2,322
Series 2019-6, Class B3, 5.94%, 11/25/2059 (b) (c)	1,250	1,109
Series 2020-1, Class B1, 3.76%, 12/25/2059 (b) (c)	1,550	1,414
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (b) (c)	1,000	958
Series 2019-4, Class B2, 5.66%, 7/26/2049 (b) (c)	4,700	4,570
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (b) (c)	1,000	929
Series 2019-2, Class A3, 3.80%, 4/25/2049 (b) (c)	247	241
Banc of America Funding Trust Series 2007-5, Class 4A1, 4.81%, 7/25/2037 (c)	578	398
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 5.82%, 8/25/2034 (c)	49	47
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (d)	59	52
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.84%, 4/25/2046 (c)	685	594
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	183

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (b)	47,759	48,322
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (b) (k)	57,673	59,224
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (b) (k)	72,005	74,553
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (b)	46,655	48,502
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (b) (k)	36,241	36,599
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	29	29
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	30	30
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (b) (d)	1,683	1,695
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 8.81%, 4/25/2031 (b) (c)	6,452	6,869
Series 2019-R04, Class 2B1, 9.71%, 6/25/2039 (b) (c)	9,058	9,321
Series 2019-R05, Class 1B1, 8.56%, 7/25/2039 (b) (c)	6,701	6,869
Series 2019-R06, Class 2B1, 8.21%, 9/25/2039 (b) (c)	23,707	24,269
Series 2019-R07, Class 1B1, 7.86%, 10/25/2039 (b) (c)	27,670	28,189
Series 2019-HRP1, Class B1, 13.71%, 11/25/2039 (b) (c)	17,955	19,273
Series 2020-R02, Class 2B1, 7.46%, 1/25/2040 (b) (c)	2,834	2,892
Series 2020-R01, Class 1B1, 7.71%, 1/25/2040 (b) (c)	10,860	11,126
Series 2021-R01, Class 1B1, 7.45%, 10/25/2041 (b) (c)	2,600	2,655
Series 2021-R02, Class 2M2, 6.35%, 11/25/2041 (b) (c)	13,720	13,838
Series 2021-R02, Class 2B1, 7.65%, 11/25/2041 (b) (c)	4,983	5,090
Series 2021-R03, Class 1B1, 7.10%, 12/25/2041 (b) (c)	6,000	6,113
Series 2022-R03, Class 1B1, 10.60%, 3/25/2042 (b) (c)	5,662	6,081
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-R02, Class 1M2, 7.70%, 1/25/2043 (b) (c)	11,850	12,397
Series 2023-R02, Class 1B1, 9.90%, 1/25/2043 (b) (c)	7,600	8,271
Series 2023-R04, Class 1M2, 7.90%, 5/25/2043 (b) (c)	5,000	5,290
Series 2023-R04, Class 1B1, 9.70%, 5/25/2043 (b) (c)	4,000	4,370
Series 2023-R06, Class 1M2, 7.05%, 7/25/2043 (b) (c)	2,960	3,058
Series 2023-R07, Class 2M2, 7.60%, 9/25/2043 (b) (c)	1,682	1,750
Series 2023-R08, Class 1M2, 6.85%, 10/25/2043 (b) (c)	4,495	4,621
Series 2024-R02, Class 1M1, 5.45%, 2/25/2044 (b) (c)	2,143	2,144
Series 2024-R02, Class 1M2, 6.15%, 2/25/2044 (b) (c)	3,160	3,186
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 4.99%, 6/25/2035 (c)	148	97
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (d)	38	38
FARM Mortgage Trust Series 2021-1, Class B, 3.23%, 7/25/2051 (b) (c)	1,353	1,019
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (c)	16,937	11
Series 2021-2, Class BXS, 13.09%, 11/25/2060 (b) (c)	4,890	3,626
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.35%, 8/25/2033 (b) (c)	6,600	7,198
Series 2021-DNA2, Class B1, 7.75%, 8/25/2033 (b) (c)	18,555	20,711
Series 2021-HQA1, Class B2, 9.35%, 8/25/2033 (b) (c)	21,700	25,023
Series 2021-DNA2, Class B2, 10.35%, 8/25/2033 (b) (c)	19,500	23,844
Series 2021-DNA3, Class B2, 10.60%, 10/25/2033 (b) (c)	24,618	30,298
Series 2021-HQA2, Class B2, 9.80%, 12/25/2033 (b) (c)	24,250	28,306
Series 2021-DNA5, Class B2, 9.85%, 1/25/2034 (b) (c)	19,900	23,710
Series 2021-HQA3, Class B2, 10.60%, 9/25/2041 (b) (c)	3,125	3,248
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-DNA6, Class B2, 11.85%, 10/25/2041 (b) (c)	7,450	7,884
Series 2021-DNA7, Class B1, 8.00%, 11/25/2041 (b) (c)	27,000	27,773
Series 2021-DNA7, Class B2, 12.15%, 11/25/2041 (b) (c)	5,050	5,375
Series 2022-DNA2, Class B2, 12.85%, 2/25/2042 (b) (c)	3,000	3,261
Series 2022-HQA1, Class B2, 15.35%, 3/25/2042 (b) (c)	8,900	10,024
Series 2022-DNA3, Class M1B, 7.25%, 4/25/2042 (b) (c)	10,000	10,294
Series 2022-DNA3, Class B1, 10.00%, 4/25/2042 (b) (c)	6,250	6,660
Series 2022-DNA4, Class M1B, 7.70%, 5/25/2042 (b) (c)	4,000	4,152
Series 2022-DNA4, Class M2, 9.60%, 5/25/2042 (b) (c)	3,100	3,306
Series 2022-DNA5, Class M2, 11.10%, 6/25/2042 (b) (c)	12,000	13,155
Series 2022-HQA3, Class M1B, 7.90%, 8/25/2042 (b) (c)	5,000	5,236
Series 2023-DNA1, Class M1A, 6.45%, 3/25/2043 (b) (c)	1,132	1,150
Series 2023-DNA2, Class M1A, 6.45%, 4/25/2043 (b) (c)	4,507	4,581
Series 2023-DNA2, Class B1, 11.95%, 4/25/2043 (b) (c)	3,350	3,790
Series 2023-HQA2, Class M1B, 7.70%, 6/25/2043 (b) (c)	14,855	15,495
Series 2024-DNA1, Class M2, 6.30%, 2/25/2044 (b) (c)	8,500	8,611
Series 2020-DNA6, Class B2, 10.00%, 12/25/2050 (b) (c)	2,000	2,275
Series 2021-DNA1, Class B2, 9.10%, 1/25/2051 (b) (c)	9,000	9,962
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 8.16%, 12/25/2030 (b) (c)	1,000	1,066
Series 2018-DNA3, Class B1, 8.36%, 9/25/2048 (b) (c)	7,685	8,254
Series 2018-HQA2, Class B1, 8.71%, 10/25/2048 (b) (c)	3,935	4,169
Series 2019-DNA1, Class B2, 15.21%, 1/25/2049 (b) (c)	8,135	10,096
Series 2019-HQA2, Class B2, 15.71%, 4/25/2049 (b) (c)	3,500	4,177
Series 2019-DNA4, Class B2, 10.71%, 10/25/2049 (b) (c)	5,000	5,590
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 9.61%, 10/25/2029 (c)	11,000	11,694
Series 2017-DNA3, Class B1, 8.91%, 3/25/2030 (c)	15,800	16,815
Series 2018-HQA1, Class B1, 8.81%, 9/25/2030 (c)	34,415	37,032
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	487	9
Series 4149, IO, 3.00%, 1/15/2033	160	10
Series 4160, IO, 3.00%, 1/15/2033	523	34
Series 4212, Class MI, IO, 3.00%, 6/15/2033	738	62
Series 3145, Class GI, IF, IO, 2.14%, 4/15/2036 (c)	1,072	103
Series 4495, Class PI, IO, 4.00%, 9/15/2043	128	7
Series 4321, Class PI, IO, 4.50%, 1/15/2044	195	31
Series 4670, Class TI, IO, 4.50%, 1/15/2044	139	7
Series 4550, Class DI, IO, 4.00%, 3/15/2044	92	6
Series 4612, Class QI, IO, 3.50%, 5/15/2044	178	17
Series 4612, Class PI, IO, 3.50%, 6/15/2044	17	2
Series 4657, Class QI, IO, 4.00%, 9/15/2044	157	9
Series 4585, Class JI, IO, 4.00%, 5/15/2045	197	24
Series 4628, Class PI, IO, 4.00%, 7/15/2045	128	13
Series 4681, Class SD, IF, IO, 1.69%, 5/15/2047 (c)	325	41
Series 4694, Class SA, IF, IO, 1.64%, 6/15/2047 (c)	556	76
Series 4689, Class SD, IF, IO, 1.69%, 6/15/2047 (c)	468	58
Series 4746, Class SC, IF, IO, 1.69%, 1/15/2048 (c)	5,633	722
Series 5164, Class J, 2.50%, 5/25/2049	9,047	8,076
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,504	334
Series 4919, Class SH, IF, IO, 1.54%, 9/25/2049 (c)	8,252	943
Series 5011, Class MI, IO, 3.00%, 9/25/2050	28,995	4,720
Series 5052, Class EI, IO, 3.00%, 12/25/2050	24,360	4,114
Series 5072, Class BI, IO, 3.00%, 2/25/2051	30,731	5,207
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,510	295
Series 5148, Class PI, IO, 2.50%, 10/25/2051	7,235	759
Series 5148, Class PZ, 2.50%, 10/25/2051	6,497	4,103
Series 5151, Class KZ, 2.50%, 10/25/2051	4,555	2,906
Series 5154, Class QI, IO, 2.50%, 10/25/2051	9,875	1,078
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,886	7,020
Series 5149, Class ZB, 3.00%, 10/25/2051	1,187	755
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,453
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	185

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5413, Class KS, IF, IO, 1.50%, 5/25/2054 (c)	17,113	1,311
Series 5508, Class SN, IF, IO, 1.50%, 2/25/2055 (c)	33,229	2,265
Series 5520, Class SD, IF, IO, 1.53%, 3/25/2055 (c)	74,746	5,925
Series 5520, Class SE, IF, IO, 1.53%, 3/25/2055 (c)	38,202	2,826
Series 5528, Class SA, IF, IO, 1.63%, 4/25/2055 (c)	85,976	6,266
Series 5549, Class SA, IF, IO, 1.40%, 6/25/2055 (c)	47,610	3,170
Series 5580, Class Z, 5.00%, 6/25/2055	5,515	5,130
Series 5562, Class Z, 6.00%, 7/25/2055	7,487	7,428
Series 5565, Class SA, IF, IO, 1.50%, 8/25/2055 (c)	57,343	4,015
Series 5565, Class AZ, 5.00%, 8/25/2055	3,314	3,009
Series 5564, Class PZ, 6.00%, 8/25/2055	37,213	35,491
Series 5565, Class ZU, 6.00%, 8/25/2055	7,108	7,012
Series 5578, Class ZC, 6.00%, 9/25/2055	15,265	15,036
Series 5580, Class UZ, 6.00%, 9/25/2055	539	534
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	27	1
Series 342, Class S7, IF, IO, 1.65%, 2/15/2045 (c)	5,677	651
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.96%, 9/25/2029 (c)	28,544	30,639
Series 2017-C03, Class 1B1, 9.31%, 10/25/2029 (c)	7,377	7,852
Series 2017-C05, Class 1B1, 8.06%, 1/25/2030 (c)	11,760	12,382
Series 2017-C06, Class 1B1, 8.61%, 2/25/2030 (c)	7,255	7,735
Series 2017-C06, Class 2B1, 8.91%, 2/25/2030 (c)	8,015	8,531
Series 2017-C07, Class 1B1, 8.46%, 5/25/2030 (c)	5,700	6,041
Series 2018-C03, Class 1B1, 8.21%, 10/25/2030 (c)	16,054	17,277
Series 2018-C04, Class 2B1, 8.96%, 12/25/2030 (c)	4,250	4,647
Series 2018-C05, Class 1B1, 8.71%, 1/25/2031 (c)	3,000	3,258
Series 2018-C06, Class 1B1, 8.21%, 3/25/2031 (c)	16,560	18,046
Series 2018-C06, Class 2B1, 8.56%, 3/25/2031 (c)	2,860	3,083
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	302	16
Series 2012-93, Class FS, IF, IO, 1.69%, 9/25/2032 (c)	1,281	124
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,123	91
Series 2003-76, Class SB, IF, IO, 2.59%, 8/25/2033 (c)	1,006	102
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	4,641	481
Series 2006-42, Class LI, IF, IO, 2.10%, 6/25/2036 (c)	852	97
Series 2011-79, Class SD, IF, IO, 1.44%, 8/25/2041 (c)	2,586	317
Series 2011-78, Class JS, IF, IO, 1.54%, 8/25/2041 (c)	1,239	118
Series 2012-133, Class HS, IF, IO, 1.69%, 12/25/2042 (c)	143	17
Series 2012-148, Class US, IF, 0.06%, 1/25/2043 (c)	1,016	856
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	204	24
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	225	37
Series 2016-56, Class ST, IF, IO, 1.54%, 8/25/2046 (c)	3,985	483
Series 2016-95, Class ES, IF, IO, 1.54%, 12/25/2046 (c)	1,249	153
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	251	40
Series 2017-6, Class SB, IF, IO, 1.59%, 2/25/2047 (c)	84	10
Series 2017-39, Class ST, IF, IO, 1.64%, 5/25/2047 (c)	1,023	124
Series 2017-90, Class SP, IF, IO, 1.69%, 11/25/2047 (c)	1,907	247
Series 2017-112, Class SC, IF, IO, 1.69%, 1/25/2048 (c)	2,544	316
Series 2021-86, Class T, 2.50%, 9/25/2048	14,878	13,156
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	701	132
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,223	266
Series 2019-37, Class CS, IF, IO, 1.59%, 7/25/2049 (c)	2,692	369
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	44,485	7,550
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	75,498	12,841
Series 2024-25, Class ZA, 6.00%, 9/25/2053	14,080	14,459
Series 2024-25, Class ZB, 5.50%, 3/25/2054	10,436	10,530
Series 2024-20, Class MS, IF, IO, 1.60%, 5/25/2054 (c)	24,524	2,157
Series 2024-58, Class BS, IF, IO, 1.50%, 8/25/2054 (c)	23,237	1,693
Series 2024-92, Class SH, IF, IO, 1.60%, 12/25/2054 (c)	19,258	1,592
Series 2025-7, Class SE, IF, IO, 1.50%, 2/25/2055 (c)	31,166	2,583
Series 2025-11, Class SB, IF, IO, 1.55%, 3/25/2055 (c)	31,736	2,463
Series 2025-24, Class SC, IF, IO, 1.58%, 4/25/2055 (c)	45,368	3,464
Series 2025-47, Class SM, IF, IO, 1.45%, 6/25/2055 (c)	98,150	7,904
Series 2025-55, Class SG, IF, IO, 1.55%, 7/25/2055 (c)	57,906	4,363
Series 2025-55, Class SC, IF, IO, 2.07%, 7/25/2055 (c)	39,981	3,728
Series 2025-57, Class Z, 6.00%, 7/25/2055	7,702	7,648
Series 2025-66, Class SL, IF, IO, 1.45%, 8/25/2055 (c)	37,293	3,057
Series 2025-69, Class Z, 6.00%, 8/25/2055	12,501	12,343
Series 2025-73, Class Z, 6.00%, 9/25/2055	11,000	10,904
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	20	1
Series 421, Class C3, IO, 4.00%, 7/25/2030	108	5
G Mitt Frn Series 2023-EB, 9.38%, 12/27/2025 ‡ (b)	1,689	1,689
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (b) (c)	10,871	10,282
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (b) (c)	3,000	2,594
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	20	20
GNMA
Series 2013-182, Class MS, IF, IO, 1.69%, 12/20/2043 (c)	6,458	746
Series 2016-108, Class SN, IF, IO, 1.63%, 8/20/2046 (c)	9,193	1,302
Series 2016-108, Class SM, IF, IO, 1.65%, 8/20/2046 (c)	2,152	313
Series 2016-147, Class AS, IF, IO, 1.65%, 10/20/2046 (c)	4,025	578
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-36, Class SL, IF, IO, 1.73%, 3/16/2047 (c)	5,443	801
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	196	5
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	63	12
Series 2019-65, Class ST, IF, IO, 1.60%, 5/20/2049 (c)	7,797	836
Series 2019-86, Class ST, IF, IO, 1.65%, 7/20/2049 (c)	3,888	395
Series 2019-120, Class DS, IF, IO, 1.60%, 9/20/2049 (c)	7,084	919
Series 2019-132, Class SK, IF, IO, 1.60%, 10/20/2049 (c)	6,030	710
Series 2020-86, Class TS, IF, IO, 1.15%, 6/20/2050 (c)	9,329	1,240
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	138,135	20,243
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	68,100	10,222
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	16,853	2,867
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	14,526	2,480
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	47,706	8,159
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	56,233	10,048
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,927	3,055
Series 2021-162, Class Z, 2.50%, 9/20/2051	5,055	3,308
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	5,046	3,077
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	17,893	3,235
Series 2023-67, Class DZ, 5.50%, 5/20/2053	7,516	7,376
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,528
Series 2023-113, Class SJ, IF, IO, 1.35%, 8/20/2053 (c)	13,241	806
Series 2023-113, Class GZ, 5.50%, 8/20/2053	5,580	5,589
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,788	2,747
Series 2024-1, Class MS, IF, IO, 1.50%, 1/20/2054 (c)	33,363	2,359
Series 2024-30, Class SC, IF, IO, 2.10%, 2/20/2054 (c)	20,334	1,914
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,905
Series 2025-44, Class GZ, 6.00%, 2/20/2054	6,155	6,334
Series 2024-64, Class SV, IF, IO, 0.90%, 4/20/2054 (c)	15,718	824
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	187

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-79, Class CS, IF, IO, 0.90%, 5/20/2054 (c)	24,088	1,255
Series 2024-79, Class BS, IF, IO, 2.90%, 5/20/2054 (c)	11,683	1,358
Series 2024-110, Class SC, IF, IO, 1.65%, 7/20/2054 (c)	20,848	1,831
Series 2024-112, Class SA, IF, IO, 2.25%, 7/20/2054 (c)	18,015	1,466
Series 2024-110, Class AS, IF, IO, 2.30%, 7/20/2054 (c)	18,424	1,949
Series 2024-126, Class HS, IF, IO, 1.60%, 8/20/2054 (c)	21,015	1,607
Series 2024-126, Class JS, IF, IO, 1.60%, 8/20/2054 (c)	72,241	4,419
Series 2024-127, Class SE, IF, IO, 1.65%, 8/20/2054 (c)	25,435	1,831
Series 2024-126, Class AS, IF, IO, 2.30%, 8/20/2054 (c)	20,088	1,765
Series 2024-128, Class SA, IF, IO, 2.30%, 8/20/2054 (c)	31,604	2,846
Series 2024-151, Class JS, IF, IO, 2.26%, 9/20/2054 (c)	20,469	2,145
Series 2024-159, Class AS, IF, IO, 1.75%, 10/20/2054 (c)	16,719	1,534
Series 2024-190, Class CS, IF, IO, 1.65%, 11/20/2054 (c)	23,211	1,790
Series 2024-204, Class SB, IF, IO, 1.66%, 12/20/2054 (c)	33,226	2,744
Series 2025-1, Class KS, IF, IO, 0.85%, 1/20/2055 (c)	20,504	1,141
Series 2025-1, Class SU, IF, IO, 0.85%, 1/20/2055 (c)	21,147	1,051
Series 2025-1, Class SV, IF, IO, 1.55%, 1/20/2055 (c)	44,546	2,581
Series 2025-7, Class SG, IF, IO, 1.60%, 1/20/2055 (c)	85,650	5,553
Series 2025-7, Class QS, IF, IO, 2.10%, 1/20/2055 (c)	20,014	1,572
Series 2025-1, Class SL, IF, IO, 2.25%, 1/20/2055 (c)	22,731	1,807
Series 2025-7, Class SL, IF, IO, 2.25%, 1/20/2055 (c)	25,157	1,729
Series 2025-22, Class AS, IF, IO, 1.60%, 2/20/2055 (c)	34,568	2,229
Series 2025-23, Class SE, IF, IO, 1.60%, 2/20/2055 (c)	31,066	2,288
Series 2025-23, Class SL, IF, IO, 1.60%, 2/20/2055 (c)	55,886	4,266
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-25, Class HS, IF, IO, 1.60%, 2/20/2055 (c)	37,704	2,135
Series 2025-22, Class GS, IF, IO, 2.20%, 2/20/2055 (c)	24,497	2,019
Series 2025-25, Class BS, IF, IO, 2.20%, 2/20/2055 (c)	43,507	3,851
Series 2025-25, Class SB, IF, IO, 2.20%, 2/20/2055 (c)	45,927	3,626
Series 2025-30, Class SC, IF, IO, 2.20%, 2/20/2055 (c)	49,491	4,484
Series 2025-41, Class AS, IF, IO, 0.95%, 3/20/2055 (c)	38,530	2,213
Series 2025-41, Class BS, IF, IO, 0.95%, 3/20/2055 (c)	105,102	5,468
Series 2025-51, Class SH, IF, IO, 1.60%, 3/20/2055 (c)	64,334	4,544
Series 2025-41, Class ES, IF, IO, 2.85%, 3/20/2055 (c)	12,057	1,189
Series 2025-41, Class SE, IF, IO, 2.85%, 3/20/2055 (c)	15,590	1,725
Series 2025-139, Class B, 5.50%, 3/20/2055	6,101	6,039
Series 2025-69, Class SW, IF, IO, 0.78%, 4/20/2055 (c)	26,874	1,343
Series 2025-69, Class SX, IF, IO, 0.78%, 4/20/2055 (c)	68,916	3,434
Series 2025-69, Class SK, IF, IO, 2.10%, 4/20/2055 (c)	63,719	5,350
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,341	2,121
Series 2025-70, Class EZ, 5.00%, 4/20/2055	8,236	7,359
Series 2025-105, Class PA, 7.00%, 4/20/2055	7,991	8,275
Series 2025-89, Class SP, IF, IO, 0.75%, 5/20/2055 (c)	53,753	2,479
Series 2025-84, Class SQ, IF, IO, 0.80%, 5/20/2055 (c)	58,440	3,047
Series 2025-89, Class SC, IF, IO, 2.10%, 5/20/2055 (c)	29,794	3,070
Series 2025-89, Class SE, IF, IO, 2.10%, 5/20/2055 (c)	43,923	4,147
Series 2025-79, Class HS, IF, IO, 2.20%, 5/20/2055 (c)	18,369	1,501
Series 2025-100, Class SA, IF, IO, 1.50%, 6/20/2055 (c)	63,566	4,257
Series 2025-105, Class SD, IF, IO, 1.50%, 6/20/2055 (c)	104,626	8,359
Series 2025-97, Class SE, IF, IO, 1.55%, 6/20/2055 (c)	36,858	2,966
Series 2025-105, Class PZ, 5.00%, 6/20/2055	7,331	6,631
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-124, Class CS, IF, IO, 0.85%, 7/20/2055 (c)	17,355	904
Series 2025-124, Class SE, IF, IO, 1.50%, 7/20/2055 (c)	113,853	8,459
Series 2025-127, Class SH, IF, IO, 2.19%, 7/20/2055 (c)	16,299	1,744
Series 2025-120, Class SH, IF, 5.44%, 7/20/2055 (c)	4,863	5,123
Series 2025-120, Class SJ, IF, 5.52%, 7/20/2055 (c)	7,011	7,403
Series 2025-127, Class PZ, 6.00%, 7/20/2055	20,402	20,189
Series 2025-135, Class SE, IF, 5.65%, 8/20/2055 (c)	25,474	26,055
Series 2025-139, Class UC, 6.00%, 8/20/2055	3,200	3,186
Series 2025-141, Class ZJ, 6.00%, 8/20/2055	10,000	9,906
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (c)	281	8
Gnr, 5.00%, 8/24/2035 ‡ (a)	13,180	11,658
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	9	9
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (b) (c)	9,432	9,567
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (b) (c)	17,818	18,073
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (b) (c)	156	17
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 5.25%, 9/25/2035 (c)	65	63
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.83%, 1/25/2047 (c)	5,151	4,704
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.85%, 10/25/2034 (b) (c)	11,477	11,893
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (b) (d)	23,720	23,829
Impac CMB Trust Series 2005-1, Class 1A2, 5.06%, 4/25/2035 (c)	97	93
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.80%, 9/25/2037 (c)	11,076	6,872
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (d)	786	773
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	24	25
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	10,942	4,759
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 9.37%, 1/25/2028 ‡ (b) (d)	4,864	4,868
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 ‡ (b) (d)	2,173	2,174
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (b) (d)	10,000	10,036
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (b) (d)	2,925	2,947
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (b) (d)	3,825	3,862
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (b) (d)	13,810	13,965
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (b) (d)	4,329	4,357
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (b) (d)	2,673	2,692
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (d)	9,582	9,599
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (b) (d)	4,975	5,011
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (c)	4,000	4,032
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 3.15%, 7/16/2030 (b) (c)	11,350	11,387
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 (c)	20	11
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	12	12
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 6.30%, 8/25/2033 (c)	22	22
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (d)	18,890	19,035
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (d)	16,718	16,801
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (b) (c)	5,999	189
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (b) (c)	15,222	650
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (b) (c)	3,042	2,693
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (b) (d)	29,262	29,445
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	3,000	2,998
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	189

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (b) (d)	4,211	4,259
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (b) (d)	2,323	2,339
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (b) (d)	4,451	4,491
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (b) (d)	12,331	12,455
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (b) (c)	63,006	63,907
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (b) (c)	18,114	18,373
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (b) (c)	27,903	28,302
PRET LLC Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 (b) (d)	8,229	8,242
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (b) (c)	13,581	13,775
Series 2025-3, Class A1, 6.00%, 8/25/2055 (b) (c)	44,237	44,814
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (b) (d)	6,812	6,869
PRPM LLC
Series 2024-5, Class A1, 5.69%, 9/25/2029 (b) (d)	1,960	1,965
Series 2024-7, Class A1, 5.87%, 11/25/2029 (b) (d)	5,060	5,080
Series 2024-8, Class A2, 8.84%, 12/25/2029 (b) (d)	2,000	2,010
Series 2025-4, Class A1, 6.18%, 6/25/2030 (b) (d)	6,754	6,797
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (b) (d)	5,443	5,296
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	23	23
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.10%, 9/25/2032 (b) (c)	7,640	7,975
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (b) (d)	17,358	17,489
Sequoia Mortgage Trust Series 2025-7, Class A1, 6.00%, 8/25/2055 (b) (c)	14,822	15,033
STACR Trust Series 2018-HRP2, Class B1, 8.66%, 2/25/2047 (b) (c)	2,825	3,037
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	1,150	981
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 6.11%, 10/25/2037 (c)	1,461	1,313
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 5.29%, 5/25/2047 (c)	12,223	9,925
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (b) (d)	9,500	9,534
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (d)	821	809
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	30,000	25,318
Verus Securitization Trust
Series 2022-4, Class A1, 4.47%, 4/25/2067 (b) (d)	708	705
Series 2023-1, Class A1, 5.85%, 12/25/2067 (b) (d)	875	874
Series 2023-2, Class A1, 6.19%, 3/25/2068 (b) (d)	5,114	5,125
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (d)	4,249	4,254
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (b) (c)	820	762
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	25	26
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.48%, 8/25/2033 (c)	61	59
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	38	38
Series 2005-AR7, Class A3, 5.53%, 8/25/2035 (c)	39	41
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 5.07%, 10/25/2046 (c)	1,902	1,644
Total Collateralized Mortgage Obligations (Cost $2,217,302)		2,234,521
Foreign Government Securities — 3.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (j)	6,200	6,312
8.63%, 2/4/2030 (b)	1,459	1,500
8.63%, 2/4/2030 (j)	2,700	2,776
5.88%, 2/16/2031 (j)	1,200	1,076
7.63%, 5/29/2032 (j)	4,000	3,811
9.45%, 2/4/2033 (b)	1,990	2,053
7.30%, 9/30/2033 (j)	1,100	1,003
8.50%, 1/31/2047 (j)	2,300	1,909
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
8.70%, 3/1/2049 (j)	2,100	1,771
8.88%, 5/29/2050 (j)	1,700	1,448
Argentine Republic
1.00%, 7/9/2029	1,600	1,267
4.12%, 7/9/2035 (d)	7,200	4,565
Benin Government Bond 7.96%, 2/13/2038 (b)	6,660	6,536
Commonwealth of the Bahamas
8.95%, 10/15/2032 (j)	1,500	1,610
8.25%, 6/24/2036 (b)	6,247	6,450
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (b)	1,020	971
3.10%, 1/15/2030 (b) (d)	311	286
3.35%, 3/15/2033 (b) (d)	610	507
3.60%, 6/15/2035 (b) (d)	7,012	5,013
3.60%, 5/15/2036 (b) (d)	286	239
3.60%, 2/15/2038 (b) (d)	572	479
Dominican Republic Government Bond
7.05%, 2/3/2031 (b)	1,230	1,314
6.00%, 2/22/2033 (b)	753	762
6.00%, 2/22/2033 (j)	8,400	8,501
6.95%, 3/15/2037 (b)	1,300	1,358
6.40%, 6/5/2049 (j)	1,600	1,539
5.88%, 1/30/2060 (b)	11,450	9,886
5.88%, 1/30/2060 (j)	13,200	11,397
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	5,400	5,408
6.13%, 9/28/2028 (b)	6,347	6,230
7.14%, 2/23/2030 (j)	16,000	15,856
7.70%, 2/23/2038 (j)	4,700	4,277
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,532
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (j)	1,000	1,040
7.50%, 1/13/2029 (j)	1,000	1,042
5.85%, 7/7/2030 (j)	8,800	8,673
7.38%, 10/10/2047 (j)	9,200	8,533
Islamic Republic of Pakistan
8.25%, 9/30/2025 (j)	3,100	3,102
6.00%, 4/8/2026 (b)	15,085	14,994
6.88%, 12/5/2027 (j)	2,000	1,971
7.38%, 4/8/2031 (b)	5,013	4,731
8.88%, 4/8/2051 (j)	2,500	2,201
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	2,870	3,131
Kingdom of Bahrain 5.45%, 9/16/2032 (b)	8,389	8,090
Kingdom of Morocco 6.50%, 9/8/2033 (j)	900	961
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Angola
8.25%, 5/9/2028 (j)	3,200	3,149
8.00%, 11/26/2029 (b)	3,620	3,425
8.00%, 11/26/2029 (j)	11,400	10,787
8.75%, 4/14/2032 (b)	5,266	4,842
8.75%, 4/14/2032 (j)	800	736
Republic of Armenia 3.60%, 2/2/2031 (b)	2,760	2,476
Republic of Colombia
8.00%, 4/20/2033	2,010	2,157
7.50%, 2/2/2034	860	889
8.75%, 11/14/2053	5,043	5,335
Republic of Costa Rica
6.13%, 2/19/2031 (j)	2,300	2,391
6.55%, 4/3/2034 (b)	3,300	3,495
7.00%, 4/4/2044 (j)	1,000	1,040
7.30%, 11/13/2054 (b)	4,403	4,671
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (j)	7,067	7,140
7.63%, 1/30/2033 (j)	1,700	1,708
6.13%, 6/15/2033 (j)	16,300	15,103
8.08%, 4/1/2036 (b)	10,750	10,656
8.25%, 1/30/2037 (b)	1,488	1,478
Republic of Ecuador
6.90%, 7/31/2030 (d) (j)	11,100	10,001
6.90%, 7/31/2035 (d) (j)	7,900	5,964
5.00%, 7/31/2040 (d) (j)	10,000	6,519
Republic of El Salvador
8.63%, 2/28/2029 (j)	4,669	4,918
9.25%, 4/17/2030 (b)	9,300	9,989
7.63%, 2/1/2041 (j)	2,900	2,674
7.12%, 1/20/2050 (j)	4,400	3,683
9.65%, 11/21/2054 (b)	7,327	7,657
Republic of Ghana
Zero Coupon, 7/3/2026 (b)	203	196
5.00%, 7/3/2029 (b) (d)	7,928	7,582
Zero Coupon, 1/3/2030 (b)	585	490
5.00%, 7/3/2035 (b) (d)	4,427	3,613
Republic of Guatemala
6.60%, 6/13/2036 (b)	1,420	1,488
6.25%, 8/15/2036 (b)	4,103	4,203
4.65%, 10/7/2041 (b)	1,400	1,144
Republic of Honduras
6.25%, 1/19/2027 (j)	3,000	3,007
8.63%, 11/27/2034 (b)	3,660	3,900
Republic of Iraq 5.80%, 1/15/2028 (j)	4,812	4,778
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	191

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Kenya
7.25%, 2/28/2028 (j)	3,200	3,228
9.75%, 2/16/2031 (b)	3,666	3,857
9.75%, 2/16/2031 (j)	2,200	2,315
8.00%, 5/22/2032 (j)	3,500	3,392
9.50%, 3/5/2036 (b)	8,350	8,253
Republic of Montenegro 7.25%, 3/12/2031 (b)	5,923	6,245
Republic of Namibia 5.25%, 10/29/2025 (j)	4,900	4,878
Republic of Panama
6.40%, 2/14/2035	1,800	1,811
7.88%, 3/1/2057	3,200	3,424
Republic of Paraguay, 6.10%, 8/11/2044 (j)	14,075	13,878
Republic of Rwanda 5.50%, 8/9/2031 (b)	8,000	7,020
Republic of Senegal
7.75%, 6/10/2031 (j)	9,000	7,424
6.25%, 5/23/2033 (j)	16,000	11,870
Republic of Serbia
6.50%, 9/26/2033 (b)	3,400	3,612
6.00%, 6/12/2034 (j)	1,300	1,331
Republic of South Africa
7.10%, 11/19/2036 (b)	4,478	4,509
5.00%, 10/12/2046	5,100	3,585
5.75%, 9/30/2049	7,406	5,621
7.95%, 11/19/2054 (b)	4,489	4,341
Republic of Turkiye (The)
7.13%, 2/12/2032	1,600	1,643
9.38%, 1/19/2033	1,741	2,004
7.63%, 5/15/2034	6,763	7,107
Republic of Uzbekistan International Bond
7.85%, 10/12/2028 (b)	1,494	1,596
6.95%, 5/25/2032 (b)	2,000	2,121
Republic of Zambia
5.75%, 6/30/2033 (d) (j)	707	659
5.75%, 6/30/2033 (b) (d)	1,555	1,449
0.50%, 12/31/2053 (j)	5,800	3,865
Romania Government Bond 7.50%, 2/10/2037 (b)	3,564	3,785
State of Mongolia
6.63%, 2/25/2030 (b)	1,600	1,602
4.45%, 7/7/2031 (b)	5,600	4,963
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (j)	6,200	6,834
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Suriname Government International Bond 7.95% (Blend (Cash 4.95% + PIK 3.00%)), 7/15/2033 (e) (j)	2,937	2,905
Total Foreign Government Securities (Cost $491,423)		483,522
Loan Assignments — 1.3% (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (i)	846	846
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.41%, 1/31/2031 (i)	3,633	3,635
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (i)	1,920	1,922
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 8/4/2031 (i)	5,583	5,570
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/28/2031 (i)	2,977	2,989
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032 (i)	6,773	6,769
		15,328
Chemicals — 0.0% ^
Venator Materials LLC, 1st Lien Term Loan
14.32%, 1/16/2026 (c)	1,451	1,379
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.32%, 10/12/2028 (e) (i)	2,373	1,661
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.29%, 7/16/2026 (e) (i)	1,449	1,376
		4,416
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 5/6/2032 (i)	3,233	3,237
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.16%, 11/19/2031 (i)	3,054	3,061
		6,298
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (e) (i)	76	17
(3-MONTH CME TERM SOFR + 5.36% (PIK) + 2.00% (Cash)), 11.65%, 6/30/2026 ‡ (e) (i)	2,958	2,019
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50% + 0.10% (CAS)), 15.83%, 6/30/2026 ‡ (e) (i)	3,559	3,559
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.81%, 1/2/2029 ‡ (e) (i)	312	312
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.81%, 1/2/2029 ‡ (e) (i)	346	346
		6,253
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/1/2032 (i)	3	3
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/1/2032 (i)	4,776	4,770
		4,773
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.74%, 10/16/2031 (i)	1,835	1,843
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2031 (i)	4,065	4,055
		5,898
Diversified Telecommunication Services — 0.0% ^
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.63%, 4/16/2029 (i)	2,339	2,323
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.10%, 3/2/2027 (i)	2,387	2,385
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.78%, 12/2/2031 (i)	5,132	5,156
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031 (i)	2,394	2,395
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (i)	3,959	3,959
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (i)	8,572	8,530
		12,489
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.42%, 11/8/2027 (i)	60	60
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/23/2028 (i)	6,534	6,533
		6,593
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (i)	3,996	3,998
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 9/19/2030 (i)	2,546	2,515
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030 (i)	6,135	6,145
		8,660
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 2/3/2031 (i)	4,345	4,346
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	193

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — continued
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028 (i)	2,921	2,703
(1-MONTH CME TERM SOFR + 4.25%), 8.41%, 12/31/2031 (i)	1,977	1,705
		8,754
Leisure Products — 0.1%
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (c) (k)	37	—
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 8/26/2031 (i)	7,320	7,343
		7,343
Machinery — 0.1%
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 4/5/2029 (i)	3,200	3,217
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 10/8/2031 (i)	2,793	2,795
		6,012
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028 (i)	3,432	3,419
DIRECTV Financing LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.57%, 8/2/2027 (i)	336	336
		3,755
Oil, Gas & Consumable Fuels — 0.0% ^
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 10/15/2031 (i)	3,135	3,143
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (i)	2,449	2,440
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.07%, 8/13/2029 (i)	3,744	3,531
		5,971
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030 (i)	4,535	4,468
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.13%, 8/13/2031 (i)	1,194	1,193
		5,661
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 10/31/2031 (i)	4,407	4,415
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031 (i)	2,729	2,729
		7,144
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.08%, 2/1/2029 (i)	2,778	2,772
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/15/2029 (i)	6,573	6,567
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/25/2031 (i)	4,924	4,928
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (i)	2,779	2,319
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.09%, 11/13/2031 (i)	5,162	5,163
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 11/28/2028 (i)	4,533	4,542
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031 (i)	6,538	6,533
		30,052
Specialty Retail — 0.1%
Claire's Boutiques, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 7.25% (PIK)), 11.60%, 5/15/2026 ‡ (e) (i)	4	1
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50% (PIK) + 0.10% (CAS)), 10.73%, 12/18/2026 ‡ (e) (i)	12	— (m)
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (i)	4,150	3,996
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 8/18/2032 (i)	6,292	6,226
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (i)	2,387	2,387
		12,610
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 4/30/2032 (i)	848	855
Total Loan Assignments (Cost $189,750)		187,440
Municipal Bonds — 0.4% (n)
California — 0.1%
California Housing Finance Agency Series 2021-2, Class X, Rev., FHLMC COLL, 0.83%, 3/25/2035 (c)	61,461	2,475
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	9,900	9,098
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	108
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	256
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	271
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	89
Total California		12,297
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	175	151
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — 0.1%
State of Nevada, Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	13,400	12,315
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	26,666	27,349
Series 2024, Rev., 6.03%, 12/15/2031	3,200	3,290
Total New York		30,639
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	144
Washington — 0.0% ^
Washington State Housing Finance Commission Series 2021-1, Class X, Rev., 0.73%, 12/20/2035 (c)	88,820	3,457
Total Municipal Bonds (Cost $59,468)		59,253
	SHARES (000)
Common Stocks — 0.1%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	3	69
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	9,333,314	9
NMG Parent LLC, Escrow ‡ *	—	—
		9
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	1,309
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	81	1,608
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	5	175
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	1	17
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	7
iHeartMedia, Inc., Class A *	2	5
SES SA (Luxembourg) ‡ *	147	1,880
		1,892
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	195

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	14	2,415
Pharmaceuticals — 0.1%
Endo GUC Trust ‡ *	10	6
Mallinckrodt ARD LLC ‡ *	37	3,615
Mallinckrodt plc *	65	6,334
		9,955
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o)	—	— (m)
Rite Aid ‡ *	11	—
		—
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	147	—
Total Common Stocks (Cost $13,817)		17,449
	PRINCIPAL AMOUNT ($000)
Supranational — 0.0% ^
Banque Ouest Africaine de Developpement (Supranational), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 8.20%, 2/13/2055 (b) (i) (Cost $4,814)	4,800	4,872
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	17
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 10/5/2025 ($25 par value) (p)	199	3,356
Total Preferred Stocks (Cost $4,678)		3,373
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	5	73
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)

Media — continued
expiring 12/31/2049, price 1.00 USD ‡ *	7	—
expiring 9/30/2028, price 1.00 USD ‡ *	1	—
Total Warrants (Cost $2,508)		73
	SHARES (000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (q) (r) (Cost $129,156)	129,118	129,170
Total Investments — 117.2% (Cost $17,301,171)		17,156,406
Liabilities in Excess of Other Assets — (17.2)%		(2,516,413)
NET ASSETS — 100.0%		14,639,993

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CAS	Credit Adjustment Spread
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
COLL	Collateral
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Income Funds	August 31, 2025

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $44,443 or 0.30% of the Fund’s
net assets as of August 31, 2025.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(j)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(k)	Defaulted security.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Value is zero.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2025.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of August 31, 2025.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 9/25/2055 (a)	(61,360)	(55,425)
TBA, 2.50%, 10/25/2055 (a)	(132,900)	(110,320)
TBA, 3.50%, 10/25/2055 (a)	(70,540)	(63,698)
TBA, 4.00%, 10/25/2055 (a)	(237,200)	(221,236)
TBA, 5.00%, 10/25/2055 (a)	(270,200)	(266,262)
TBA, 6.00%, 10/25/2055 (a)	(153,300)	(156,474)
GNMA II, Single Family, 30 Year
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	197

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
TBA, 3.00%, 9/15/2055 (a)	(432,200)	(382,681)
TBA, 4.50%, 9/15/2055 (a)	(659,000)	(634,602)
TBA, 4.00%, 10/15/2055 (a)	(334,300)	(311,752)
(Proceeds received of $2,189,332)		(2,202,450)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	2,052	09/08/2025	EUR	288,676	(1,618)
U.S. Treasury 10 Year Note	4,601	12/19/2025	USD	517,684	2,368
U.S. Treasury 10 Year Ultra Note	6,128	12/19/2025	USD	701,177	4,347
U.S. Treasury Long Bond	22	12/19/2025	USD	2,514	5
U.S. Treasury Ultra Bond	54	12/19/2025	USD	6,286	(25)
U.S. Treasury 2 Year Note	4,563	12/31/2025	USD	951,778	1,304
U.S. Treasury 5 Year Note	7,910	12/31/2025	USD	866,145	3,602
					9,983
Short Contracts
Euro-Buxl 30 Year Bond	(795)	09/08/2025	EUR	(105,749)	4,206
U.S. Treasury 10 Year Ultra Note	(6,222)	12/19/2025	USD	(711,933)	(3,285)
U.S. Treasury Long Bond	(2,599)	12/19/2025	USD	(296,936)	(879)
U.S. Treasury Ultra Bond	(1,461)	12/19/2025	USD	(170,070)	620
U.S. Treasury 5 Year Note	(2,322)	12/31/2025	USD	(254,259)	(991)
					(329)
					9,654

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Income Funds	August 31, 2025

Forward foreign currency exchange contracts outstanding as of August 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,000	USD	2,319	BNP Paribas	9/15/2025	23
EUR	2,400	USD	2,775	HSBC Bank, NA	9/15/2025	35
EUR	6,600	USD	7,708	Morgan Stanley	9/15/2025	19
JPY	1,614,656	USD	10,903	Royal Bank of Canada	9/16/2025	100
EUR	540	USD	633	Morgan Stanley	10/15/2025	1
Total unrealized appreciation						178
EUR	4,500	USD	5,271	BNP Paribas	9/15/2025	(3)
EUR	2,500	USD	2,930	Citibank, NA	9/15/2025	(3)
EUR	500	USD	586	Morgan Stanley	9/15/2025	— (a)
USD	1,021	EUR	875	Barclays Bank plc	9/15/2025	(3)
USD	20,942	EUR	18,000	HSBC Bank, NA	9/15/2025	(132)
USD	583	EUR	500	Morgan Stanley	9/15/2025	(3)
JPY	52,815,799	USD	360,592	BNP Paribas	9/16/2025	(673)
Total unrealized depreciation						(817)
Net unrealized depreciation						(639)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.38	USD39,851	182	(811)	(629)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD31,878	184	(762)	(578)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD31,878	78	(657)	(579)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD15,942	23	(312)	(289)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD7,971	20	(165)	(145)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD15,935	47	(336)	(289)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD7,721	57	(197)	(140)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD44,000	206	(1,005)	(799)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	199

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD4,770	28	(115)	(87)
							825	(4,360)	(3,535)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigroup Global Markets, Inc.	11/18/2054	9.64	USD5,000	(245)	(364)	(609)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.64	USD12,500	(583)	(939)	(1,522)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.64	USD10,000	(415)	(802)	(1,217)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.64	USD20,000	(701)	(1,734)	(2,435)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.64	USD15,000	(465)	(1,361)	(1,826)
CMBX.NA.BBB-.12	3.00	Monthly	Citigroup Global Markets, Inc.	08/17/2061	10.18	USD7,500	(587)	(720)	(1,307)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.18	USD5,000	(220)	(651)	(871)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.18	USD2,500	(110)	(326)	(436)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.18	USD12,500	(332)	(1,846)	(2,178)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.18	USD12,500	(124)	(2,054)	(2,178)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.18	USD5,500	(58)	(900)	(958)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.18	USD8,017	(85)	(1,312)	(1,397)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.18	USD12,500	(52)	(2,126)	(2,178)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	164.96	USD2,500	(259)	(148)	(407)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	164.96	USD10,000	(860)	(769)	(1,629)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	164.96	USD8,000	(579)	(724)	(1,303)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	164.96	USD12,500	(1,694)	(342)	(2,036)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	164.96	USD7,500	(774)	(448)	(1,222)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	164.96	USD7,500	(778)	(444)	(1,222)
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Income Funds	August 31, 2025

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	164.96	USD5,000	(448)	(366)	(814)
							(9,369)	(18,376)	(27,745)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 227,610	(12,546)	(6,094)	(18,640)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 227,611	(12,409)	(6,232)	(18,641)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 541,918	(30,461)	(13,920)	(44,381)
						(55,416)	(26,246)	(81,662)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Summary of total OTC swap contracts outstanding as of August 31, 2025 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	825	(3,535)
OTC Credit default swap contracts outstanding - sell protection	(9,369)	(27,745)
Total OTC swap contracts outstanding	(8,544)	(31,280)
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Income Funds	August 31, 2025

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 25.8%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	613	572
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	7,201	7,244
American Credit Acceptance Receivables Trust
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	5,330	5,337
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	1,617	1,623
Series 2025-1, Class B, 4.90%, 3/12/2029 (a)	10,625	10,666
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	2,466	2,469
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,677
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	5,000	5,071
Series 2025-3, Class B, 4.75%, 9/12/2029 (a)	5,000	5,021
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	11,879	12,027
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	7,700	7,736
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	2,561	2,593
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	5,416	5,458
AMSR Trust
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	4,748	4,716
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,728
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	15,096	14,652
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 (a)	2,000	1,938
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	11,037
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	6,945
Series 2021-SFR4, Class B, 2.42%, 12/17/2038 (a)	7,500	7,297
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,383
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,962
Amur Equipment Finance Receivables LLC
Series 2022-2A, Class B, 5.65%, 10/20/2028 (a)	1,600	1,613
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	2,186	2,208
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	3,788	3,826
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	20,577	20,906
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	875	853
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	910	845
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	370	350
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 5.83%, 11/15/2036 (a) (b)	1,830	1,830
ARI Fleet Lease Trust
Series 2025-A, Class A2, 4.38%, 1/17/2034 (a)	6,290	6,302
Series 2025-A, Class A3, 4.46%, 1/17/2034 (a)	6,000	6,048
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	4,467	4,502
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 2/20/2027 (a)	22,865	22,709
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,508
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,188
Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	2,979
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,572
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	5,750	5,956
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,080
Bain Capital Credit CLO (Cayman Islands) Series 2018-2A, Class BR, 5.88%, 7/19/2031 (a) (b)	250	250
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2021-7A, Class A1R, 5.31%, 1/22/2035 (a) (b)	24,088	24,003
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 5.45%, 12/26/2031 (a) (b)	4,517	4,530
Bayview Opportunity Master Fund Trust
Series 2024-SN1, Class A2, 5.67%, 4/15/2027 (a)	58	58
Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,043
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.15%, 6/25/2043 (b)	89	87
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class AR, 5.42%, 10/15/2034 (a) (b)	27,118	27,090
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	203

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	1,018	1,013
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	4,960	5,041
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	6,975	7,039
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,344
Bridge Trust
Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	10,532
Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	10,500	10,106
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class A3, 5.53%, 1/18/2028	1,056	1,058
Series 2024-1, Class B, 5.43%, 8/15/2028	5,500	5,521
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,811
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,567
Series 2023-1, Class B, 6.80%, 8/15/2029	1,546	1,558
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,111
Series 2024-2, Class B, 5.94%, 2/15/2030	1,075	1,088
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,569
Series 2024-4, Class B, 4.77%, 8/15/2030	4,000	4,015
Series 2024-4, Class C, 4.83%, 8/15/2030	6,440	6,458
Series 2025-1, Class D, 5.64%, 11/15/2030	6,750	6,877
Series 2025-2, Class D, 5.62%, 3/17/2031	2,000	2,041
BRSP Ltd. Series 2021-FL1, Class A, 5.62%, 8/19/2038 (a) (b)	2,195	2,174
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 6.53%, 12/15/2038 (a) (b)	7,025	7,022
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	12,650	13,055
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	19,306	19,412
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 5.40%, 10/15/2031 (a) (b)	5,639	5,638
BXMT Ltd. Series 2021-FL4, Class A, 5.53%, 5/15/2038 (a) (b)	3,636	3,625
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class AR, 5.43%, 10/20/2034 (a) (b)	18,500	18,500
Carmax Auto Owner Trust
Series 2025-1, Class A3, 4.84%, 1/15/2030	11,000	11,166
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-2, Class A3, 4.48%, 3/15/2030	6,890	6,958
CarMax Auto Owner Trust Series 2024-2, Class A3, 5.50%, 1/16/2029	5,125	5,197
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.55%, 7/16/2031 (a) (b)	14,018	14,035
Series 2019-1A, Class AR2, 5.35%, 4/20/2032 (a) (b)	26,427	26,397
Series 2019-2A, Class AR2, 5.32%, 7/20/2032 (a) (b)	9,621	9,623
CarVal CLO VC Ltd. (Cayman Islands) Series 2021-2A, Class A, 5.78%, 10/15/2034 (a) (b)	1,105	1,107
Carvana Auto Receivables Trust
Series 2024-P4, Class A2, 4.62%, 2/10/2028	2,349	2,350
Series 2024-N1, Class A3, 5.60%, 3/10/2028 (a)	6,028	6,045
Series 2022-P2, Class B, 5.08%, 4/10/2028	4,175	4,211
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	2,439	2,456
Series 2021-N4, Class B, 1.24%, 9/11/2028	653	633
Series 2021-N4, Class C, 1.72%, 9/11/2028	711	691
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	3,500	3,562
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	10,198	10,256
Series 2024-P2, Class A3, 5.33%, 7/10/2029	7,714	7,790
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,796
Series 2024-P3, Class A3, 4.26%, 10/10/2029	12,545	12,551
Series 2024-P4, Class A3, 4.64%, 1/10/2030	6,250	6,285
Series 2023-P5, Class C, 6.55%, 2/11/2030 (a)	224	237
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,312
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,855
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	14,857	15,032
Series 2024-P2, Class B, 5.38%, 8/12/2030	8,186	8,423
Series 2024-P3, Class A4, 4.31%, 9/10/2030	1,000	1,006
Series 2024-N3, Class B, 4.67%, 12/10/2030 (a)	13,500	13,533
Series 2024-P4, Class A4, 4.74%, 12/10/2030	5,000	5,082
CFMT LLC
Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (a) (b)	2,868	2,822
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (b)	3,330	3,278
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	12,115	12,222
CIFC Funding Ltd. (Cayman Islands)
Series 2016-1A, Class AR3, 5.33%, 10/21/2031 (a) (b)	24,445	24,409
Series 2022-2A, Class A1R, 5.30%, 4/19/2035 (a) (b)	23,000	22,907
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	7,365	7,382
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class A1R, 5.43%, 4/20/2034 (a) (b)	29,000	28,973
Consumer Portfolio Services Auto Trust
Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	7,600	7,638
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	3,500	3,534
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	630	626
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	479	474
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	3,100	3,076
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,291
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	2,384	2,386
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,114
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	1,037	1,040
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	6,144	6,165
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,082
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	6,084
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,184
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,858	1,870
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,383
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,176
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,103
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	14,025	14,180
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,225
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	7,714	7,869
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	15,450	15,920
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,247
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	9,381	9,422
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,200
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	9,343	9,392
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,000	4,056
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	16,800	17,013
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	6,615	6,781
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	4,798	4,858
Series 2024-A, Class B, 5.94%, 8/20/2030 (a)	3,945	4,029
Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	327	327
Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	3,000	3,013
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.34%, 10/25/2034 (b)	52	52
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (a)	3,250	3,282
Dext ABS LLC Series 2025-1, Class A3, 4.77%, 8/15/2035 (a)	13,625	13,753
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	799	797
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	184	183
DLLAA LLC Series 2025-1A, Class A3, 4.95%, 9/20/2029 (a)	8,000	8,160
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	3,750	3,772
Series 2024-2, Class B, 4.52%, 7/16/2029	20,728	20,770
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,243
Series 2024-2, Class C, 4.67%, 5/17/2032	10,137	10,184
Series 2025-1, Class C, 4.99%, 9/15/2032	7,000	7,089
Series 2025-1, Class D, 5.41%, 9/15/2032	3,800	3,872
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	205

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,117	1,115
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (a)	7,828	7,849
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 5.31%, 5/15/2032 (a) (b)	10,271	10,283
Series 2020-86A, Class A1R2, 5.45%, 7/17/2034 (a) (b)	10,000	10,006
Series 2020-86A, Class BR2, 5.92%, 7/17/2034 (a) (b)	4,070	4,071
Series 2019-68A, Class ARR, 5.42%, 7/15/2035 (a) (b)	2,000	1,999
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 5.54%, 7/18/2030 (a) (b)	217	217
DT Auto Owner Trust
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	4,719	4,672
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	2,028
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,846
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	320	304
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	439	417
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 4/17/2028	1,173	1,175
Series 2023-3A, Class C, 6.21%, 6/15/2028	6,416	6,451
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,000	9,180
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,186
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,216	15,389
Series 2025-1A, Class B, 4.91%, 8/15/2029	3,164	3,191
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,439
Series 2025-4A, Class C, 4.57%, 6/16/2031	3,425	3,438
Series 2025-3A, Class C, 5.09%, 10/15/2031	6,250	6,338
Series 2025-3A, Class D, 5.57%, 10/15/2031	5,000	5,100
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,460	6,502
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	27,003	27,146
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	2,877	2,901
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,821
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,644	5,631
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,301
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	5,947	5,903
Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	5,165	5,021
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,882
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	12,639
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,970
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,947
Series 2022-SFR2, Class B, 4.50%, 7/17/2039 (a)	9,500	9,439
Flagship Credit Auto Trust
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	884	882
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	6,979	6,937
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,455
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	2,550	2,597
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	5,624	5,330
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	11,733	11,877
FRTKL
Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	4,050	3,923
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,799
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,837
Galaxy CLO Ltd. (Cayman Islands)
Series 2018-26A, Class AR, 5.37%, 11/22/2031 (a) (b)	2,869	2,870
Series 2022-30A, Class XR, 5.42%, 1/15/2038 (a) (b)	1,875	1,874
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	5,000	5,052
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	4,985
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	11,500	11,651
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	6,250	6,366
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	1,721	1,733
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	3,974	4,009
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,479
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	4,137	4,179
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	6,621	6,626
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	4,962	4,994
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,033
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	996
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class ARR, 5.48%, 10/20/2034 (a) (b)	1,900	1,900
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	3,032	2,955
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	5,564	5,649
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A2, 4.52%, 10/15/2027 (a)	3,600	3,608
Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	6,616	6,656
Series 2025-1, Class A4, 4.58%, 1/15/2032 (a)	5,138	5,192
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	578	585
Series 2025-1A, Class A2, 5.12%, 3/25/2060 (a)	4,725	4,742
GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059 (a)	3,118	3,135
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (b)	21,546	21,769
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3, 5.37%, 3/15/2029	15,539	15,702
Series 2024-B, Class A3, 4.31%, 7/16/2029	8,867	8,887
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hertz Vehicle Financing LLC
Series 2022-4A, Class A, 3.73%, 9/25/2026 (a)	190	190
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,600	10,778
Series 2023-2A, Class A, 5.57%, 9/25/2029 (a)	7,000	7,212
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	12,750	12,959
Series 2025-3A, Class B, 5.59%, 12/26/2029 (a)	3,000	3,032
Hertz Vehicle Financing LP Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	3,650	3,527
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	1,478	1,511
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	1,155	1,179
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	128	126
Series 2024-3A, Class A, 4.98%, 8/27/2040 (a)	8,624	8,720
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	3,137	3,182
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	11,430	11,468
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,189	1,150
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	18,230	17,663
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,224	16,015
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, 5.75%, 5/20/2032 (a) (b)	10,013	10,036
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	3,856	3,885
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	13,500	13,533
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (a)	4,817	4,863
Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	5,000	5,029
Series 2025-B, Class A3, 4.53%, 4/17/2028 (a)	12,000	12,095
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	207

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Jamestown CLO Ltd. (Cayman Islands)
Series 2021-17A, Class AR, 5.52%, 1/25/2035 (a) (b)	21,500	21,500
Series 2021-17A, Class B1R, 6.01%, 1/25/2035 (a) (b)	3,000	3,000
John Deere Owner Trust Series 2024-C, Class A4, 4.15%, 8/15/2031	6,830	6,862
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 5.31%, 7/20/2031 (a) (b)	13,899	13,913
LCM LP (Cayman Islands) Series 14A, Class AR, 5.63%, 7/20/2031 (a) (b)	153	153
LCM Ltd. (Cayman Islands)
Series 36A, Class A1R, 5.39%, 1/15/2034 (a) (b)	24,873	24,814
Series 34A, Class A1R, 5.51%, 10/20/2034 (a) (b)	15,000	15,000
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	3,563	3,559
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	1,425	1,449
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,686
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	8,625	8,627
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	2,450	2,468
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	9,073	9,136
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 5.36%, 7/23/2032 (a) (b)	10,026	10,015
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	14,800	14,908
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	15,506
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,634
Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	1,500	1,526
Series 2025-AA, Class C, 5.69%, 5/20/2038 (a)	2,720	2,776
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	6,298	6,341
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	19,511	19,662
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	12,886	12,992
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.69%, 3/25/2033 (b)	37	36
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	605	590
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	6,908	6,915
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class AR, 5.35%, 4/15/2034 (a) (b)	15,000	15,030
Series 2022-49A, Class AR, 5.47%, 7/25/2035 (a) (b)	19,596	19,590
Series 2021-42A, Class AR, 5.27%, 7/16/2036 (a) (b)	17,250	17,241
Series 2020-38A, Class AR2, 5.29%, 10/20/2036 (a) (b)	14,000	14,006
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,508
New Residential Mortgage Loan Trust
Series 2022-SFR2, Class B, 3.75%, 9/4/2039 (a)	5,000	4,889
Series 2022-SFR2, Class C, 3.75%, 9/4/2039 (a)	11,000	10,693
Nissan Auto Lease Trust Series 2024-A, Class A2A, 5.11%, 10/15/2026	1,274	1,275
NMEF Funding LLC Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	3,235	3,257
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,120	2,063
OCP CLO Ltd. (Cayman Islands) Series 2017-13A, Class AR2, 5.67%, 11/26/2037 (a) (b)	2,300	2,304
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 5.54%, 4/16/2031 (a) (b)	1,258	1,257
Octane Receivables Trust
Series 2021-2A, Class B, 2.02%, 9/20/2028 (a)	2,824	2,807
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	756	757
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	6,348	6,394
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	8,187	8,248
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,032
Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,553
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,950
Oportun Funding Trust Series 2024-3, Class A, 5.26%, 8/15/2029 (a)	7,147	7,151
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	1,852	1,814
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	9,267	9,076
Series 2025-A, Class A, 5.01%, 2/8/2033 (a)	15,000	15,007
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	4,500	4,504
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	7,000	7,009
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	5,000	5,031
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	10,500	10,533
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	4,250	4,262
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	59	59
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2023-2A, Class A1R, 5.37%, 1/25/2032 (a) (b)	10,705	10,696
Series 2024-3A, Class A1, 5.31%, 8/8/2032 (a) (b)	11,934	11,954
Series 2025-1A, Class A1, 5.01%, 2/15/2033 (a) (b)	20,790	20,679
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	6,794	6,804
Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	8,940	9,015
Series 2025-1A, Class A2, 4.94%, 10/20/2028 (a)	17,740	17,851
Series 2024-2A, Class A3, 4.65%, 10/20/2031 (a)	3,500	3,518
Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	5,000	5,099
Post Road Equipment Finance LLC
Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	8,935	8,984
Series 2025-1A, Class A2, 4.90%, 5/15/2031 (a)	7,773	7,827
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,926	1,992
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	16,067	15,864
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,779
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,234	7,090
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	17,138
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,761
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,527
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	4,023
Series 2024-SFR2, Class C, 3.40%, 4/17/2041 (a) (b)	14,000	13,275
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (a)	8,500	8,069
Purewest ABS Issuer LLC Series 2025-1, Class A1, 5.69%, 4/5/2040 (a)	19,009	19,275
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	3,659	3,666
Regional Management Issuance Trust Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	1,103	1,057
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	1,526	1,521
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	3,000	2,963
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	14,486	14,771
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	1,922	1,953
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	3,109	3,140
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	7,579	7,658
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	2,332	2,360
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	1,768	1,793
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	367	366
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,381
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,541
Series 2022-3, Class C, 4.49%, 8/15/2029	11,606	11,612
Series 2024-4, Class B, 4.93%, 9/17/2029	817	825
Series 2022-4, Class C, 5.00%, 11/15/2029	20,750	20,859
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,079
Series 2022-5, Class D, 5.67%, 12/16/2030	16,625	16,788
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	209

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-5, Class C, 4.78%, 1/15/2031	2,249	2,267
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,703
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	7,028
Series 2025-1, Class B, 4.88%, 3/17/2031	3,900	3,941
Series 2025-1, Class C, 5.04%, 3/17/2031	4,600	4,669
Series 2025-1, Class D, 5.43%, 3/17/2031	7,234	7,367
Series 2025-2, Class B, 4.87%, 5/15/2031	8,840	8,946
Series 2025-2, Class D, 5.47%, 5/15/2031	3,800	3,885
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,880
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,365
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	1,560	1,572
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,134
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	4,000	4,025
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,066
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	7,073	7,252
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	2,550	2,585
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	5,568	5,582
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	472	466
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	290	287
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	258	255
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	683	699
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	351	350
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	351	354
Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	6,189	6,258
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	4,191	4,240
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 5.33%, 7/20/2032 (a) (b)	4,962	4,961
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	3,172	3,041
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Stream Innovations Issuer Trust
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	3,708	3,760
Series 2025-1A, Class A, 5.05%, 9/15/2045 (a)	13,047	13,184
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.54%, 4/16/2031 (a) (b)	1,488	1,489
Series 2015-16A, Class ARR, 5.52%, 10/15/2031 (a) (b)	12,803	12,804
Series 2018-20A, Class AR2, 5.42%, 1/16/2032 (a) (b)	13,319	13,323
Series 2020-23A, Class AR2, 5.22%, 1/15/2034 (a) (b)	21,780	21,746
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 5.26%, 7/29/2035 (a) (b)	13,000	13,000
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 5.60%, 10/13/2032 (a) (b)	3,134	3,139
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	14,927	14,970
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	7,666	7,697
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	82	82
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class AR2, 5.38%, 4/15/2031 (a) (b)	6,556	6,552
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,791	1,752
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	4,009
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,373	11,441
Upgrade Receivables Trust Series 2024-1A, Class A, 5.37%, 2/18/2031 (a)	2,492	2,494
Upstart Pass-Through Trust Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	55	55
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	14,052	14,145
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	5,555	5,621
Verdant Receivables LLC
Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	3,967	4,037
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	11,300	11,493
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	966	970
Series 2025-1, Class A, 5.31%, 9/15/2028 (a)	3,804	3,822
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	4,819	4,849
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,500	1,544
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	1,097	1,103
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	1,851	1,850
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (a) (c)	1,725	1,724
VOLT CIII LLC Series 2021-CF1, Class A1, 5.99%, 8/25/2051 (a) (c)	6,637	6,640
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (c)	192	192
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	1,857	1,856
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (c)	733	732
Volvo Financial Equipment LLC
Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	11,818	11,852
Series 2025-1A, Class A3, 4.46%, 5/15/2029 (a)	8,108	8,173
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.89%, 4/19/2031 (a) (b)	4,500	4,506
VStrong Auto Receivables Trust
Series 2023-A, Class A3, 6.87%, 11/15/2027 (a)	1,240	1,241
Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	5,375	5,476
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	8,635	8,718
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	6,328	6,418
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	4,571	4,637
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	3,262	3,250
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	11,062
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,489
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,121
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,598
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	7,072	7,235
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,800	6,837
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	2,750	2,806
Westlake Flooring Master Trust
Series 2024-1A, Class A, 5.43%, 2/15/2028 (a)	7,750	7,784
Series 2024-1A, Class B, 6.07%, 2/15/2028 (a)	10,825	10,879
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	9,476	9,585
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	11,568	11,596
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	8,050	8,101
Total Asset-Backed Securities (Cost $2,726,746)		2,748,912
Corporate Bonds — 23.8%
Automobiles — 0.7%
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	8,409
1.30%, 1/8/2026 (a)	5,075	5,018
3.00%, 2/10/2027 (a)	5,806	5,695
5.28%, 6/24/2027 (a)	12,355	12,535
4.55%, 9/26/2029 (a)	18,395	18,405
Volkswagen Group of America Finance LLC (Germany) 4.95%, 3/25/2027 (a)	20,000	20,132
		70,194
Banks — 15.3%
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	14,120	15,019
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (d)	14,630	15,013
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (d)	24,200	24,211
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	211

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	5,000	4,864
6.61%, 11/7/2028	8,200	8,775
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (d)	35,240	35,323
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	6,558	6,504
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (d)	14,935	15,201
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	51,100	52,396
(SOFR + 1.11%), 4.62%, 5/9/2029 (d)	23,220	23,482
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	24,600	25,715
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	11,690	11,690
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	8,870	9,212
Bank of Montreal (Canada)
5.27%, 12/11/2026	10,410	10,553
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (d)	23,025	23,081
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,386
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	21,890	21,932
5.35%, 12/7/2026	16,400	16,630
(SOFR + 1.00%), 4.40%, 9/8/2028 (d)	20,120	20,220
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,948
5.09%, 1/23/2027 (a)	11,975	12,110
Barclays plc (United Kingdom)
(SOFR + 1.49%), 5.67%, 3/12/2028 (d)	20,355	20,742
(SOFR + 1.34%), 4.84%, 9/10/2028 (d)	13,245	13,386
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	9,670	9,557
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (d)	30,055	30,337
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (d)	12,000	12,317
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (d)	22,355	22,899
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (d)	16,801	16,754
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (d)	10,480	10,532
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
3.50%, 10/23/2027 (a)	24,789	24,321
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (d)	21,600	22,318
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	18,495	18,907
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (d)	41,073	42,761
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.93%), 4.51%, 9/11/2027 (d)	19,135	19,176
5.00%, 4/28/2028	17,230	17,631
(SOFR + 1.03%), 4.86%, 3/30/2029 (d)	19,485	19,770
Citigroup, Inc.
(SOFR + 1.55%), 5.61%, 9/29/2026 (d)	23,415	23,432
(SOFR + 0.77%), 1.12%, 1/28/2027 (d)	13,725	13,541
(SOFR + 1.14%), 4.64%, 5/7/2028 (d)	37,875	38,086
(SOFR + 0.87%), 4.79%, 3/4/2029 (d)	15,235	15,434
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	27,965	28,697
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (d)	10,550	10,527
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (d)	9,495	9,804
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (d)	17,180	17,479
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	8,895	9,383
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	7,155	7,467
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	14,945	14,925
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	20,942	20,107
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	15,410	15,943
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	15,380	15,587
(SOFR + 1.06%), 5.60%, 5/17/2028 (d)	18,740	19,133
(SOFR + 1.04%), 5.13%, 11/19/2028 (d)	19,840	20,164
(SOFR + 1.03%), 4.90%, 3/3/2029 (d)	32,870	33,341
ING Groep NV (Netherlands) (SOFR + 1.01%), 4.86%, 3/25/2029 (d)	22,300	22,617
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (d)	5,645	5,834
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	18,155	18,480
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (d)	16,745	16,979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (d)	13,210	13,717
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (d)	20,220	20,506
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	18,070	17,671
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (d)	32,680	32,706
(SOFR + 0.93%), 4.97%, 7/14/2028 (d)	6,720	6,813
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	13,035
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (d)	2,770	2,785
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	16,754	16,873
NatWest Markets plc (United Kingdom)
4.79%, 3/21/2028 (a)	15,580	15,866
5.41%, 5/17/2029 (a)	15,350	15,931
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	19,167
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (d)	21,930	22,075
(SOFRINDX + 0.81%), 4.71%, 3/27/2028 (d)	28,810	29,050
(SOFRINDX + 0.86%), 4.52%, 10/18/2028 (d)	23,060	23,225
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.75%), 6.83%, 11/21/2026 (d)	10,560	10,611
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,543
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	31,760	31,957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	2,059	2,015
(SOFR + 1.42%), 5.25%, 5/22/2029 (a) (d)	30,415	30,876
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	33,120	33,796
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.45%, 9/10/2027 (a)	23,220	23,371
Toronto-Dominion Bank (The) (Canada)
4.86%, 1/31/2028	21,905	22,271
4.57%, 6/2/2028	27,260	27,576
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	14,645	14,489
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	23,760	24,301
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	14,025	14,175
(SOFR + 1.37%), 4.97%, 4/23/2029 (d)	22,970	23,406
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	16,450	17,054
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	7,920	8,395
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,842
4.90%, 2/15/2028 (a)	8,935	9,095
		1,635,826
Capital Markets — 3.4%
Bank of New York Mellon Corp. (The) (SOFR + 0.84%), 4.89%, 7/21/2028 (d)	21,905	22,254
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	8,703	8,654
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	4,997	4,874
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	6,000	6,112
5.41%, 5/10/2029	5,235	5,448
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	8,395	8,996
(SOFR + 1.72%), 5.30%, 5/9/2031 (d)	19,000	19,467
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (d)	7,050	7,101
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (d)	13,850	13,724
(SOFR + 1.32%), 4.94%, 4/23/2028 (d)	28,985	29,289
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	13,300	14,153
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	13,460	14,096
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	213

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	13,535	13,857
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (d)	15,754	15,580
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (d)	18,126	17,949
(SOFR + 2.24%), 6.30%, 10/18/2028 (d)	20,930	21,823
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	10,610	10,836
(SOFR + 1.38%), 4.99%, 4/12/2029 (d)	16,465	16,771
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	28,690	29,605
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	20,765	20,303
UBS AG (Switzerland) 7.50%, 2/15/2028	31,565	34,062
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (d)	8,594	8,630
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (d)	5,038	5,236
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	9,645	10,077
		358,897
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	12,175	12,307
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
4.45%, 10/1/2025	4,295	4,294
2.45%, 10/29/2026	5,000	4,897
6.45%, 4/15/2027	14,854	15,334
American Express Co.
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (d)	20,170	20,333
(SOFR + 0.93%), 5.04%, 7/26/2028 (d)	13,755	13,977
(SOFR + 1.26%), 4.73%, 4/25/2029 (d)	23,360	23,744
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	16,775	16,799
5.75%, 3/1/2029 (a)	22,610	23,398
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (d)	10,450	10,727
		133,503
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	15,000	15,183
Electric Utilities — 0.3%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,556
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	12,002
Entergy Corp. 0.90%, 9/15/2025	2,915	2,911
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	7,435	7,435
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	5,675	5,814
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	2,731	2,744
		35,462
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,744
Financial Services — 0.8%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	10,783	10,783
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,440
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	17,115	17,514
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	5,000	4,901
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (d)	14,420	14,540
5.13%, 7/29/2029 (a)	22,135	22,833
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	6,746	6,746
		89,757
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	9,535
Health Care Providers & Services — 0.0% ^
HCA, Inc. 5.00%, 3/1/2028	4,235	4,312
Insurance — 0.7%
CNO Global Funding 5.88%, 6/4/2027 (a)	25,335	25,989
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	13,235
F&G Global Funding
1.75%, 6/30/2026 (a)	11,240	10,978
5.88%, 6/10/2027 (a)	20,970	21,514
		71,716
IT Services — 0.1%
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	15,000	15,262
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.3%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,738
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,625
		26,363
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP 5.63%, 5/1/2027 (a)	16,335	16,337
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	12,825	12,784
		29,121
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. 4.25%, 9/1/2025	7,850	7,850
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	17,207
Total Corporate Bonds (Cost $2,498,391)		2,534,239
Collateralized Mortgage Obligations — 17.1%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	6
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (b)	612	586
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.04%, 10/25/2033 (b)	9	9
Brean Asset-Backed Securities Trust Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	3,391	3,363
Cascade Funding Mortgage Trust Series 2025-HB16, Class A, 3.00%, 3/25/2035 ‡ (a) (b)	3,117	3,064
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	7,333	7,294
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 6.22%, 8/25/2034 (b)	75	71
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 7.35%, 1/25/2042 (a) (b)	1,775	1,817
Series 2025-R05, Class 2A1, 5.35%, 7/25/2045 (a) (b)	4,823	4,826
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (c)	2,500	2,527
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	46
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (b)	173	—
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	1	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (c)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	18,445	19,303
Series R005, Class ZA, 5.50%, 2/15/2036	1,679	1,748
FHLMC, REMIC
Series 3826, Class BK, 3.00%, 3/15/2026	13	13
Series 3887, Class GM, 4.00%, 7/15/2026 (c)	6	6
Series 3909, Class HG, 4.00%, 8/15/2026 (c)	16	16
Series 3936, Class AB, 3.00%, 10/15/2026	54	53
Series 3946, Class BU, 3.00%, 10/15/2026	14	14
Series 3996, Class BA, 1.50%, 2/15/2027	8	8
Series 4015, Class GL, 2.25%, 3/15/2027	14	14
Series 4020, Class N, 3.00%, 3/15/2027	10	10
Series 4054, Class AE, 1.50%, 4/15/2027	8	8
Series 4029, Class LY, 3.00%, 4/15/2027	542	536
Series 4039, Class AB, 1.50%, 5/15/2027	31	30
Series 4039, Class PB, 1.50%, 5/15/2027	122	120
Series 4043, Class PB, 1.50%, 5/15/2027	92	90
Series 4097, Class HJ, 1.50%, 8/15/2027	132	129
Series 4089, Class AI, IO, 3.00%, 8/15/2027	546	10
Series 4103, Class HA, 2.50%, 9/15/2027	47	46
Series 4361, Class CA, 2.50%, 9/15/2027	85	84
Series 4131, Class BC, 1.25%, 11/15/2027	33	32
Series 4129, Class AP, 1.50%, 11/15/2027	181	177
Series 4141, Class BI, IO, 2.50%, 12/15/2027	767	16
Series 4304, Class DW, 2.50%, 12/15/2027	434	427
Series 4207, Class JD, 1.50%, 5/15/2028	36	35
Series 4217, Class UD, 1.75%, 6/15/2028	71	69
Series 3523, Class MX, 4.50%, 4/15/2029	30	30
Series 4338, Class GE, 2.50%, 5/15/2029	4	4
Series 2995, Class FT, 4.71%, 5/15/2029 (b)	39	39
Series 3721, Class DG, 2.75%, 9/15/2030	68	65
Series 3775, Class DB, 4.00%, 12/15/2030	154	154
Series 3779, Class LB, 4.00%, 12/15/2030	173	172
Series 2303, Class FY, 4.76%, 4/15/2031 (b)	58	57
Series 2326, Class ZQ, 6.50%, 6/15/2031	40	41
Series 2500, Class FD, 4.96%, 3/15/2032 (b)	73	73
Series 4170, Class QE, 2.00%, 5/15/2032	3	2
Series 4094, Class BF, 4.86%, 8/15/2032 (b)	176	176
Series 2492, Class GH, 6.00%, 8/15/2032	115	120
Series 4120, Class KA, 1.75%, 10/15/2032	250	238
Series 4142, Class PG, 2.00%, 12/15/2032	22	22
Series 4156, Class PE, 2.00%, 1/15/2033	1,362	1,293
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	215

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4162, Class ZJ, 3.00%, 2/15/2033	13,765	13,299
Series 2711, Class FC, 5.36%, 2/15/2033 (b)	509	514
Series 2602, Class FH, 4.77%, 4/15/2033 (b)	89	88
Series 4206, Class DZ, 3.00%, 5/15/2033	539	512
Series 4423, Class VN, 3.00%, 5/15/2033	519	515
Series 2617, Class Z, 5.50%, 5/15/2033	2,064	2,138
Series 4283, Class ZL, 3.00%, 8/15/2033	20,627	20,025
Series 2662, Class MT, 4.50%, 8/15/2033	32	32
Series 4250, Class BZ, 3.00%, 9/15/2033	13,612	13,208
Series 4620, IO, 5.00%, 9/15/2033	189	25
Series 4255, Class LZ, 3.00%, 10/15/2033	6,748	6,519
Series 2686, Class KZ, 4.50%, 10/15/2033	387	381
Series 2693, Class Z, 5.50%, 10/15/2033	85	88
Series 3005, Class PV, IF, 5.72%, 10/15/2033 (b)	1	1
Series 2727, Class PM, 4.50%, 1/15/2034	479	482
Series 2736, Class PE, 5.00%, 1/15/2034	1,952	1,998
Series 4301, Class UL, 3.50%, 2/15/2034	6,141	6,010
Series 2806, Class FA, 5.46%, 2/15/2034 (b)	152	152
Series 4342, Class CY, 3.00%, 5/15/2034	3,269	3,120
Series 2989, Class MU, IF, IO, 2.54%, 7/15/2034 (b)	539	36
Series 3204, Class ZM, 5.00%, 8/15/2034	318	326
Series 3863, Class ZA, 5.50%, 8/15/2034	8,333	8,640
Series 4401, Class BL, 3.50%, 10/15/2034	6,666	6,527
Series 5369, Class V, 6.00%, 10/25/2034	7,074	7,225
Series 2963, Class ZG, 5.00%, 11/15/2034	284	291
Series 2898, Class PG, 5.00%, 12/15/2034	436	446
Series 3003, Class LD, 5.00%, 12/15/2034	66	68
Series 2901, Class S, IF, 5.62%, 12/15/2034 (b)	259	268
Series 4265, Class FD, 4.86%, 1/15/2035 (b)	159	158
Series 2933, Class EM, 5.50%, 1/15/2035	25	26
Series 5401, Class VD, 6.00%, 1/25/2035	15,337	15,875
Series 2929, Class PG, 5.00%, 2/15/2035	50	51
Series 2941, Class Z, 4.50%, 3/15/2035	1,032	1,012
Series 2953, Class PG, 5.50%, 3/15/2035	179	186
Series 5417, Class V, 5.50%, 4/25/2035	2,231	2,277
Series 4492, Class BW, 3.50%, 7/15/2035	2,314	2,250
Series 3002, Class BN, 5.00%, 7/15/2035	138	138
Series 5440, Class MV, 5.00%, 7/25/2035	1,019	1,027
Series 3013, Class HZ, 5.00%, 8/15/2035	449	460
Series 5487, Class DV, 5.50%, 10/25/2035	10,436	10,764
Series 5493, Class KV, 5.50%, 11/25/2035	12,005	12,283
Series 5509, Class DV, 5.75%, 11/25/2035	15,371	15,887
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 5504, Class DV, 5.50%, 12/25/2035	11,521	11,854
Series 3101, Class UZ, 6.00%, 1/15/2036	110	117
Series 5541, Class VJ, 5.00%, 4/25/2036	4,885	4,966
Series 3174, Class LF, 4.81%, 5/15/2036 (b)	67	66
Series 5549, Class CV, 5.00%, 5/25/2036	5,405	5,494
Series 3662, Class ZB, 5.50%, 8/15/2036	96	99
Series 4646, Class JV, 3.50%, 11/15/2036	5,528	5,473
Series 3688, Class NB, 4.50%, 11/15/2036	395	398
Series 3855, Class AM, 6.50%, 11/15/2036	697	716
Series 3704, Class CZ, 4.00%, 12/15/2036	1,001	964
Series 3249, Class CL, 4.25%, 12/15/2036	441	437
Series 3258, Class PM, 5.50%, 12/15/2036	173	179
Series 5280, Class T, 5.50%, 1/25/2037	15,938	16,661
Series 3305, Class IW, IF, IO, 1.99%, 4/15/2037 (b)	176	9
Series 3318, Class HF, 4.72%, 5/15/2037 (b)	84	82
Series 3326, Class FG, 4.81%, 6/15/2037 (b)	344	340
Series 3724, Class CM, 5.50%, 6/15/2037	207	218
Series 3351, Class ZC, 5.50%, 7/15/2037	808	836
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (c)	1,543	77
Series 3429, Class S, IF, IO, 2.36%, 3/15/2038 (b)	320	29
Series 3447, Class DB, 5.00%, 5/15/2038	940	962
Series 3459, Class MB, 5.00%, 6/15/2038	59	60
Series 3575, Class ZA, 5.00%, 6/15/2038	2,393	2,466
Series 3546, Class A, 6.25%, 2/15/2039 (b)	262	266
Series 3540, Class A, 5.00%, 5/15/2039	99	99
Series 4346, Class A, 3.50%, 7/15/2039	24	24
Series 3597, Class HM, 4.50%, 8/15/2039	11	11
Series 3569, Class NY, 5.00%, 8/15/2039	433	447
Series 3572, Class JS, IF, IO, 2.34%, 9/15/2039 (b)	136	9
Series 3585, Class KW, 4.50%, 10/15/2039	998	1,001
Series 3609, Class SA, IF, IO, 1.88%, 12/15/2039 (b)	949	62
Series 3632, Class PK, 5.00%, 2/15/2040	142	145
Series 3636, Class MZ, 5.00%, 2/15/2040	2,327	2,392
Series 3656, Class PM, 5.00%, 4/15/2040	1,609	1,661
Series 3786, Class NA, 4.50%, 7/15/2040	36	37
Series 3726, Class PA, 3.00%, 8/15/2040	21	21
Series 3706, Class P, 4.00%, 8/15/2040	2,215	2,176
Series 3719, Class PJ, 4.50%, 9/15/2040	8,626	8,640
Series 4655, Class DJ, 3.00%, 10/15/2040	1,495	1,429
Series 4318, Class KZ, 4.00%, 12/15/2040	1,915	1,877
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3769, Class ZC, 4.50%, 12/15/2040	841	841
Series 3822, Class ZG, 4.00%, 2/15/2041	4,853	4,756
Series 4080, Class DA, 2.00%, 3/15/2041	133	128
Series 3862, Class GA, 4.00%, 4/15/2041	124	123
Series 3844, Class FA, 4.91%, 4/15/2041 (b)	163	162
Series 4074, Class PA, 3.00%, 5/15/2041	134	132
Series 3859, Class JB, 5.00%, 5/15/2041	208	214
Series 4150, Class JE, 2.00%, 6/15/2041	442	426
Series 3884, Class BL, 4.50%, 6/15/2041	3,968	3,959
Series 3939, Class BZ, 4.50%, 6/15/2041	1,630	1,615
Series 3871, Class KB, 5.50%, 6/15/2041	9,041	9,480
Series 3881, Class AT, 5.85%, 6/15/2041	15,166	15,958
Series 4150, Class FN, 4.76%, 7/15/2041 (b)	209	207
Series 4152, Class LE, 1.75%, 8/15/2041	1,645	1,553
Series 3904, Class HC, 4.00%, 8/15/2041	451	436
Series 3906, Class B, 4.00%, 8/15/2041	2,165	2,114
Series 4150, Class FY, 4.76%, 8/15/2041 (b)	217	215
Series 3952, Class BQ, 2.00%, 10/15/2041	1,741	1,597
Series 3947, Class BH, 2.50%, 10/15/2041	2,493	2,259
Series 3934, Class KB, 5.00%, 10/15/2041	394	406
Series 3960, Class PL, 4.00%, 11/15/2041	2,678	2,635
Series 3966, Class VZ, 4.00%, 12/15/2041	543	530
Series 4550, Class NA, 3.00%, 1/15/2042	166	164
Series 4122, Class PA, 1.50%, 2/15/2042	132	127
Series 4144, Class KD, 1.75%, 3/15/2042	349	323
Series 4215, Class NA, 3.00%, 4/15/2042	67	66
Series 5296, Class CA, 5.50%, 5/25/2042	8,778	8,925
Series 4088, Class BP, 3.00%, 8/15/2042	3,234	2,970
Series 4143, Class AE, 2.00%, 9/15/2042	985	939
Series 4112, Class PB, 4.00%, 9/15/2042	500	484
Series 4158, Class TC, 1.75%, 12/15/2042	160	151
Series 4247, Class AK, 4.50%, 12/15/2042	136	136
Series 4158, Class LD, 2.00%, 1/15/2043	361	321
Series 4199, Class YZ, 3.50%, 5/15/2043	3,082	2,923
Series 4302, Class MA, 3.00%, 7/15/2043	464	457
Series 4314, Class LP, 3.50%, 7/15/2043	11	11
Series 5115, Class FD, 4.00%, 8/15/2043 (b)	5,305	5,155
Series 4480, Class LA, 3.50%, 9/15/2043	30	30
Series 4330, Class PE, 3.00%, 11/15/2043	93	90
Series 4286, Class MP, 4.00%, 12/15/2043	290	282
Series 4316, Class DZ, 3.00%, 3/15/2044	3,005	2,783
Series 4338, Class A, 2.50%, 5/15/2044	232	222
Series 4505, Class P, 3.50%, 5/15/2044	685	666
Series 4571, Class EB, 3.50%, 5/15/2044	1,486	1,455
Series 4483, Class CA, 3.00%, 6/15/2044	28,759	27,710
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4360, Class PZ, 3.00%, 7/15/2044	976	883
Series 4417, Class PZ, 3.00%, 12/15/2044	2,940	2,667
Series 4545, Class PG, 3.00%, 12/15/2044	216	212
Series 4745, Class EC, 3.00%, 12/15/2044	771	760
Series 4425, Class TA, 2.00%, 1/15/2045	260	217
Series 4461, Class LZ, 3.00%, 3/15/2045	3,644	3,263
Series 4457, Class KZ, 3.00%, 4/15/2045	6,803	6,071
Series 4478, Class PC, 2.00%, 5/15/2045	819	721
Series 4631, Class PA, 3.00%, 5/15/2045	1,530	1,439
Series 4664, Class PH, 3.50%, 5/15/2045	584	577
Series 4698, Class DA, 4.50%, 5/15/2045	1,178	1,161
Series 5427, Class DA, 5.50%, 5/25/2045	31,853	32,257
Series 5334, Class GA, 6.00%, 7/25/2045	26,527	27,050
Series 5353, Class A, 6.50%, 8/25/2045	5,034	5,172
Series 4759, Class MA, 3.00%, 9/15/2045	33	32
Series 5421, Class EA, 5.50%, 3/25/2046	12,011	12,225
Series 4591, Class QE, 2.75%, 4/15/2046	166	151
Series 4574, Class YH, 3.00%, 4/15/2046	249	225
Series 4774, Class LP, 3.50%, 9/15/2046	1,967	1,922
Series 4714, Class PA, 3.00%, 11/15/2046	1,354	1,274
Series 4657, Class VZ, 3.00%, 2/15/2047	8,173	7,283
Series 4830, Class AP, 4.00%, 2/15/2047	709	689
Series 4675, Class EZ, 3.50%, 4/15/2047	1,740	1,569
Series 4682, Class LC, 2.50%, 5/15/2047	435	379
Series 4682, Class AP, 3.00%, 5/15/2047	571	507
Series 4703, Class KZ, 3.50%, 7/15/2047	5,039	4,673
Series 5275, Class KA, 5.50%, 9/25/2047	6,913	7,003
Series 4740, Class JA, 3.00%, 10/15/2047	1,523	1,366
Series 5271, Class AC, 5.00%, 10/25/2047	2,552	2,564
Series 4749, Class ZL, 3.50%, 12/15/2047	13,946	12,730
Series 4936, Class AP, 2.50%, 9/25/2048	184	172
Series 4941, Class NP, 2.50%, 5/25/2049	699	600
Series 5418, Class DA, 6.00%, 6/25/2049	6,953	7,106
Series 4922, Class GE, 2.50%, 7/25/2049	612	542
Series 5444, Class BC, 5.50%, 7/25/2049	8,937	8,997
Series 5501, Class EA, 6.00%, 7/25/2049	20,716	21,103
Series 4952, Class PA, 2.50%, 2/25/2050	1,042	899
Series 5558, Class BA, 5.50%, 7/25/2050	21,455	21,689
Series 5574, Class CA, 5.50%, 8/25/2050	6,275	6,354
Series 5507, Class LA, 5.50%, 1/25/2051	16,344	16,460
Series 5433, Class B, 5.50%, 4/25/2051	8,767	8,858
Series 5504, Class DA, 5.50%, 7/25/2051	11,656	11,836
Series 5481, Class HA, 5.50%, 11/25/2051	5,853	5,908
Series 5397, Class CA, 5.00%, 2/25/2052	10,354	10,349
Series 5407, Class PA, 5.50%, 2/25/2053	8,433	8,490
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	217

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5536, Class PA, 5.00%, 5/25/2054	4,831	4,824
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	48	48
Series 218, PO, 2/1/2032	48	43
Series 290, Class 200, 2.00%, 11/15/2032	237	224
Series 277, Class 30, 3.00%, 9/15/2042	2,073	1,878
Series 359, Class 350, 3.50%, 10/15/2047	1,188	1,114
FNMA, REMIC
Series 2011-48, Class CN, 4.00%, 6/25/2026 (c)	5	5
Series 2011-61, Class B, 3.00%, 7/25/2026	18	18
Series 2011-72, Class KB, 3.50%, 8/25/2026	13	13
Series 2012-26, Class CA, 2.50%, 3/25/2027	81	80
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	772	11
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	544	11
Series 2012-127, Class AC, 1.50%, 11/25/2027	105	102
Series 2012-124, Class HG, 2.00%, 11/25/2027	39	38
Series 2013-5, Class DA, 1.50%, 2/25/2028	57	56
Series 2013-13, Class KD, 1.50%, 3/25/2028	65	64
Series 2013-137, Class BA, 1.50%, 1/25/2029	119	116
Series 2009-15, Class AC, 5.50%, 3/25/2029	261	263
Series 2009-58, Class B, 4.50%, 8/25/2029	352	353
Series 2010-14, Class AC, 4.00%, 3/25/2030	78	78
Series 2010-92, Class B, 4.50%, 8/25/2030	1,650	1,657
Series 2016-8, Class CA, 2.00%, 3/25/2031	6,303	6,055
Series 2011-45, Class ZA, 4.00%, 5/25/2031	5,983	5,956
Series 2001-38, Class EA, PO, 8/25/2031	4	4
Series 2015-89, Class KE, 2.00%, 11/25/2031	37	35
Series 2012-98, Class QG, 1.75%, 1/25/2032	9	9
Series 2001-81, Class HE, 6.50%, 1/25/2032	992	1,037
Series 2002-34, Class FA, 4.96%, 5/18/2032 (b)	26	26
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,868
Series 2013-109, Class BA, 3.00%, 10/25/2032	271	267
Series 2002-64, Class PG, 5.50%, 10/25/2032	838	864
Series 2004-61, Class FH, 5.26%, 11/25/2032 (b)	400	402
Series 2002-77, Class TF, 5.46%, 12/18/2032 (b)	80	81
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-134, Class JY, 3.00%, 12/25/2032	14,229	13,670
Series 2002-77, Class QG, 5.50%, 12/25/2032	184	189
Series 2002-84, Class DZ, 5.50%, 12/25/2032	91	94
Series 2002-94, Class BZ, 5.50%, 1/25/2033	514	533
Series 2013-18, Class TG, 2.00%, 2/25/2033	146	141
Series 2003-7, Class FB, 5.21%, 2/25/2033 (b)	116	116
Series 2013-31, Class NL, 4.00%, 4/25/2033	250	249
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	86	9
Series 2003-63, Class A7, 5.50%, 6/25/2033	964	987
Series 2003-49, IO, 6.50%, 6/25/2033	122	16
Series 2013-69, Class L, 3.00%, 7/25/2033	9,732	9,390
Series 2003-58, Class GL, 3.50%, 7/25/2033	61	60
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,045	1,021
Series 2013-91, Class DZ, 3.00%, 9/25/2033	22,207	21,320
Series 2013-97, Class EL, 3.00%, 9/25/2033	13,475	13,039
Series 2003-84, Class PZ, 5.00%, 9/25/2033	33	34
Series 2013-100, Class WB, 3.00%, 10/25/2033	4,368	4,223
Series 2003-107, Class ZD, 6.00%, 11/25/2033	772	806
Series 2013-126, Class JZ, 3.50%, 12/25/2033	14,154	13,897
Series 2013-129, Class CZ, 2.50%, 1/25/2034	8,525	8,122
Series 2003-129, Class ZT, 5.50%, 1/25/2034	4,276	4,447
Series 2004-38, Class AO, PO, 5/25/2034	1,281	1,113
Series 2014-23, Class CZ, 3.50%, 5/25/2034	6,765	6,634
Series 2023-25, Class LV, 5.50%, 5/25/2034	6,038	6,237
Series 2004-72, Class F, 4.96%, 9/25/2034 (b)	37	37
Series 2004-91, Class BR, 5.50%, 12/25/2034	36	38
Series 2004-90, Class ZU, 6.00%, 12/25/2034	615	649
Series 2005-5, Class PA, 5.00%, 1/25/2035	126	125
Series 2004-101, Class AR, 5.50%, 1/25/2035	4	4
Series 2024-8, Class V, 5.50%, 2/25/2035	26,628	27,335
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,044	1,068
Series 2005-31, Class PB, 5.50%, 4/25/2035	312	322
Series 2015-31, Class UY, 3.00%, 5/25/2035	3,427	3,273
Series 2005-38, Class FK, 4.76%, 5/25/2035 (b)	205	204
Series 2015-41, Class CA, 3.00%, 6/25/2035	328	314
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-66, Class PF, 4.71%, 7/25/2035 (b)	49	48
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,132	1,184
Series 2005-64, Class PL, 5.50%, 7/25/2035	24	25
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (b)	151	152
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,246	1,273
Series 2007-109, Class VZ, 5.00%, 10/25/2035	926	947
Series 2010-39, Class FT, 5.41%, 10/25/2035 (b)	370	374
Series 2005-84, Class MB, 5.75%, 10/25/2035	265	273
Series 2013-114, Class JA, 3.00%, 11/25/2035	—	—
Series 2015-87, Class TB, 4.00%, 11/25/2035	2,440	2,430
Series 2005-101, Class B, 5.00%, 11/25/2035	557	570
Series 2005-99, Class AF, 4.81%, 12/25/2035 (b)	63	63
Series 2014-88, Class ER, 2.50%, 2/25/2036	33	32
Series 2006-16, Class FC, 4.76%, 3/25/2036 (b)	38	38
Series 2006-14, Class DB, 5.50%, 3/25/2036	205	213
Series 2006-3, Class ZA, 5.50%, 3/25/2036	5,452	5,657
Series 2006-27, Class BF, 4.76%, 4/25/2036 (b)	61	60
Series 2006-46, Class FW, 4.86%, 6/25/2036 (b)	161	160
Series 2006-42, Class PF, 4.87%, 6/25/2036 (b)	106	105
Series 2006-50, Class PE, 5.00%, 6/25/2036	204	209
Series 2009-71, Class JT, 6.00%, 6/25/2036	122	129
Series 2006-58, Class ST, IF, IO, 2.69%, 7/25/2036 (b)	355	37
Series 2006-101, Class FC, 4.76%, 7/25/2036 (b)	58	58
Series 2006-101, Class FD, 4.76%, 7/25/2036 (b)	37	37
Series 2006-56, Class DC, 5.11%, 7/25/2036 (b)	135	133
Series 2025-62, Class CV, 5.50%, 7/25/2036	8,094	8,323
Series 2025-62, Class VB, 5.50%, 7/25/2036	8,242	8,476
Series 2007-1, Class NF, 4.71%, 2/25/2037 (b)	111	110
Series 2007-22, Class SC, IF, IO, 1.62%, 3/25/2037 (b)	5	—
Series 2007-16, Class FC, 5.21%, 3/25/2037 (b)	10	10
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-33, Class MS, IF, IO, 2.13%, 4/25/2037 (b)	697	67
Series 2007-57, Class ZE, 4.75%, 5/25/2037	31	31
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,181	1,236
Series 2007-61, Class PE, 5.50%, 7/25/2037	1,785	1,852
Series 2008-5, Class PE, 5.00%, 8/25/2037	57	58
Series 2007-85, Class SH, IF, IO, 2.04%, 9/25/2037 (b)	553	20
Series 2007-117, Class FM, 5.16%, 1/25/2038 (b)	99	99
Series 2007-117, Class MF, 5.16%, 1/25/2038 (b)	186	186
Series 2008-18, Class SE, IF, IO, 1.81%, 3/25/2038 (b)	72	6
Series 2008-25, Class DZ, 5.75%, 4/25/2038	370	372
Series 2022-8, Class D, 2.00%, 8/25/2038	8,090	7,563
Series 2008-83, Class CA, 6.00%, 9/25/2038	322	343
Series 2009-29, Class LA, 1.11%, 5/25/2039 (b)	676	586
Series 2013-25, Class DC, 2.50%, 6/25/2039	254	246
Series 2009-59, Class HB, 5.00%, 8/25/2039	792	810
Series 2009-70, Class FA, 5.66%, 9/25/2039 (b)	55	56
Series 2009-73, Class HJ, 6.00%, 9/25/2039	80	85
Series 2009-86, Class PE, 5.00%, 10/25/2039	1,795	1,841
Series 2013-125, Class AB, 4.00%, 11/25/2039	144	141
Series 2009-87, Class B, 4.50%, 11/25/2039	626	629
Series 2009-112, Class SW, IF, IO, 1.79%, 1/25/2040 (b)	1,488	140
Series 2010-35, Class KF, 4.96%, 4/25/2040 (b)	63	63
Series 2010-37, Class CY, 5.00%, 4/25/2040	34	34
Series 2011-61, Class ZA, 5.00%, 4/25/2040	598	613
Series 2010-43, Class HJ, 5.50%, 5/25/2040	112	117
Series 2010-64, Class DM, 5.00%, 6/25/2040	305	308
Series 2010-58, Class FA, 5.01%, 6/25/2040 (b)	198	197
Series 2010-58, Class FY, 5.19%, 6/25/2040 (b)	99	99
Series 2010-109, Class M, 3.00%, 9/25/2040	670	652
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	96	4
Series 2011-74, Class LQ, 4.50%, 11/25/2040	14,022	14,033
Series 2010-154, Class MW, 3.50%, 1/25/2041	2,417	2,373
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,062	2,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	219

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-18, Class KY, 4.00%, 3/25/2041	449	442
Series 2011-35, Class PE, 4.00%, 4/25/2041	769	746
Series 2011-52, Class GB, 5.00%, 6/25/2041	62	64
Series 2011-53, Class FT, 5.04%, 6/25/2041 (b)	79	78
Series 2011-128, Class KP, 4.50%, 7/25/2041	28	28
Series 2011-59, Class NZ, 5.50%, 7/25/2041	464	479
Series 2011-64, Class DT, 5.80%, 7/25/2041	26,899	28,099
Series 2012-147, Class NE, 1.75%, 8/25/2041	822	790
Series 2012-14, Class PA, 2.00%, 8/25/2041	96	92
Series 2013-72, Class LY, 3.50%, 8/25/2041	159	157
Series 2015-45, Class GA, 2.50%, 9/25/2041	84	83
Series 2013-126, Class CA, 4.00%, 9/25/2041	168	167
Series 2011-123, Class BP, 2.00%, 10/25/2041	2,030	1,907
Series 2011-141, Class MA, 3.50%, 10/25/2041	15	15
Series 2012-64, Class PK, 4.50%, 12/25/2041	684	681
Series 2012-113, Class DC, 2.25%, 1/25/2042	75	73
Series 2012-27, Class PL, 2.00%, 2/25/2042	86	83
Series 2012-139, Class NY, 5.00%, 2/25/2042	970	992
Series 2012-133, Class AP, 1.75%, 3/25/2042	2,635	2,424
Series 2012-100, Class TL, 4.00%, 4/25/2042	166	164
Series 2012-80, Class EB, 4.50%, 4/25/2042	42	42
Series 2013-9, Class CB, 5.50%, 4/25/2042	9,141	9,438
Series 2013-73, Class PG, 2.50%, 6/25/2042	510	486
Series 2012-128, Class VF, 4.71%, 6/25/2042 (b)	267	265
Series 2013-93, Class PJ, 3.00%, 7/25/2042	435	422
Series 2013-96, Class FY, 4.81%, 7/25/2042 (b)	140	139
Series 2013-34, Class PC, 2.50%, 8/25/2042	334	320
Series 2014-18, Class DE, 4.00%, 8/25/2042	466	461
Series 2012-94, Class K, 2.00%, 9/25/2042	719	621
Series 2013-60, Class PD, 2.00%, 10/25/2042	386	365
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,501	1,383
Series 2013-81, Class NC, 3.00%, 10/25/2042	135	134
Series 2013-72, Class AF, 4.71%, 11/25/2042 (b)	7	7
Series 2013-6, Class HD, 1.50%, 12/25/2042	286	255
Series 2013-35, Class LP, 3.00%, 1/25/2043	5,778	5,598
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,238	1,172
Series 2013-10, Class PA, 1.50%, 2/25/2043	749	651
Series 2013-10, Class UB, 2.00%, 2/25/2043	870	749
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-58, Class FP, 4.71%, 2/25/2043 (b)	424	419
Series 2013-18, Class BZ, 3.00%, 3/25/2043	5,303	5,147
Series 2013-100, Class PL, 4.50%, 3/25/2043	467	468
Series 2013-66, Class LB, 1.50%, 4/25/2043	30	29
Series 2013-26, Class ZV, 3.50%, 4/25/2043	10,440	9,748
Series 2013-33, Class UZ, 3.50%, 4/25/2043	7,285	6,893
Series 2013-64, Class PF, 4.71%, 4/25/2043 (b)	371	366
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,610	1,476
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,068
Series 2014-32, Class DK, 3.00%, 8/25/2043	283	274
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	572
Series 2015-34, Class UP, 3.00%, 11/25/2043	462	450
Series 2020-45, Class CB, 2.00%, 2/25/2044	3,111	2,949
Series 2025-2, Class GB, 4.00%, 2/25/2044	1,842	1,815
Series 2016-80, Class KV, 3.00%, 6/25/2044	2,032	1,999
Series 2014-56, Class Z, 3.50%, 9/25/2044	4,901	4,627
Series 2017-74, Class KA, 3.00%, 11/25/2044	10	10
Series 2016-100, Class P, 3.50%, 11/25/2044	46	45
Series 2015-28, Class JE, 3.00%, 5/25/2045	19,779	19,142
Series 2015-33, Class DT, 2.50%, 6/25/2045	334	315
Series 2015-51, Class KC, 3.00%, 6/25/2045	162	156
Series 2023-12, Class GB, 6.00%, 6/25/2045	19,988	20,396
Series 2023-42, Class B, 6.00%, 7/25/2045	15,376	15,706
Series 2017-18, Class DA, 3.00%, 8/25/2045	496	486
Series 2016-84, Class LA, 3.00%, 12/25/2045	651	620
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,265	1,208
Series 2024-20, Class HD, 5.50%, 3/25/2046	6,978	7,074
Series 2016-16, Class AL, 3.00%, 4/25/2046	7,568	6,936
Series 2017-15, Class PE, 3.50%, 4/25/2046	872	844
Series 2016-26, Class CG, 3.00%, 5/25/2046	24,181	23,351
Series 2017-68, Class HQ, 3.00%, 7/25/2046	933	887
Series 2016-80, Class JP, 3.00%, 11/25/2046	531	474
Series 2017-27, Class E, 3.00%, 11/25/2046	2,080	1,933
Series 2017-85, Class HA, 3.00%, 12/25/2046	990	933
Series 2017-11, Class PH, 2.50%, 3/25/2047	169	148
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,490	1,424
Series 2017-9, Class B, 3.00%, 3/25/2047	1,643	1,573
Series 2017-10, Class FA, 4.86%, 3/25/2047 (b)	144	142
Series 2017-84, Class JA, 2.75%, 9/25/2047	485	434
Series 2017-96, Class MA, 3.00%, 12/25/2047	381	339
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,491	2,099
Series 2018-37, Class BC, 3.50%, 12/25/2047	218	207
Series 2024-41, Class GA, 5.50%, 2/25/2048	4,695	4,734
Series 2018-13, Class PA, 3.00%, 3/25/2048	6,561	5,802
Series 2018-15, Class NZ, 3.00%, 3/25/2048	6,802	6,166
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,467	1,341
Series 2019-17, Class KA, 3.50%, 4/25/2048	167	163
Series 2019-65, Class PA, 2.50%, 5/25/2048	128	118
Series 2019-11, Class EA, 3.00%, 5/25/2048	529	501
Series 2019-20, Class PB, 2.75%, 7/25/2048	215	196
Series 2018-87, Class BA, 4.00%, 7/25/2048	97	93
Series 2020-94, PO, 9/25/2048	355	293
Series 2019-9, Class ZA, 3.50%, 9/25/2048	5,681	5,162
Series 2019-51, Class DW, 3.50%, 11/25/2048	334	328
Series 2023-61, Class G, 5.50%, 1/25/2049	19,139	19,235
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,050	1,683
Series 2019-3, Class AB, 3.20%, 2/25/2049	8,442	8,135
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,498	2,513
Series 2019-13, Class CG, 4.50%, 4/25/2049	2,210	2,215
Series 2019-18, Class BA, 3.50%, 5/25/2049	6,428	6,202
Series 2019-70, Class JA, 2.50%, 9/25/2049	93	84
Series 2019-72, Class KA, 2.50%, 9/25/2049	153	133
Series 2020-15, Class EA, 2.00%, 10/25/2049	553	473
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	731
Series 2019-81, Class LA, 2.50%, 12/25/2049	305	261
Series 2020-7, Class DZ, 3.00%, 2/25/2050	636	539
Series 2020-15, Class EM, 3.00%, 3/25/2050	501	432
Series 2025-2, Class BA, 6.00%, 3/25/2050	17,032	17,335
Series 2025-29, Class A, 5.50%, 6/25/2050	8,552	8,642
Series 2024-81, Class BA, 5.00%, 7/25/2050	8,379	8,384
Series 2025-57, Class B, 5.50%, 9/25/2050	7,842	7,951
Series 2024-60, Class H, 5.00%, 11/25/2050	9,091	9,123
Series 2024-65, Class DB, 5.00%, 5/25/2051	10,945	11,066
Series 2024-50, Class DA, 5.50%, 5/25/2051	4,861	4,867
Series 2025-44, Class A, 5.00%, 12/25/2051	4,094	4,081
Series 2025-42, Class NA, 5.50%, 4/25/2052	19,211	19,398
Series 2025-44, Class EA, 5.00%, 6/25/2052	6,238	6,234
Series 2024-96, Class EA, 5.50%, 3/25/2053	13,201	13,310
Series 2024-58, Class BA, 5.00%, 9/25/2053	14,138	14,360
Series 2019-33, Class MA, 3.50%, 7/25/2055	333	328
Series 2018-70, Class HA, 3.50%, 10/25/2056	404	397
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 4.86%, 6/25/2037 (b)	90	89
Series 2007-106, Class A7, 5.99%, 10/25/2037 (b)	99	100
Series 2001-50, Class BA, 7.00%, 10/25/2041	34	34
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	19	18
Series 334, Class 17, IO, 6.50%, 2/25/2033 (b)	76	9
Series 334, Class 13, IO, 6.00%, 3/25/2033 (b)	65	7
Series 334, Class 9, IO, 6.00%, 3/25/2033	171	19
Series 356, Class 16, IO, 5.50%, 6/25/2035 (b)	47	6
Series 359, Class 16, IO, 5.50%, 10/25/2035 (b)	47	7
Series 369, Class 19, IO, 6.00%, 10/25/2036 (b)	25	4
Series 369, Class 26, IO, 6.50%, 10/25/2036 (b)	18	3
Series 386, Class 20, IO, 6.50%, 8/25/2038 (b)	102	17
Series 394, Class C3, IO, 6.50%, 9/25/2038	183	30
Series 411, Class A3, 3.00%, 8/25/2042	872	805
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.72%, 11/25/2046 (b)	660	654
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	17	17
Series 2011-155, Class A, 3.00%, 11/20/2026	7	7
Series 2013-75, Class AC, 1.50%, 5/20/2028	263	256
Series 2003-50, Class F, 4.77%, 5/16/2033 (b)	23	23
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	18	—
Series 2003-102, Class PE, 6.00%, 11/20/2033	618	617
Series 2023-131, Class KV, 6.00%, 7/20/2034	3,625	3,733
Series 2024-26, Class NV, 6.00%, 12/20/2034	9,865	10,279
Series 2006-26, Class S, IF, IO, 2.05%, 6/20/2036 (b)	2,419	39
Series 2007-16, Class KU, IF, IO, 2.20%, 4/20/2037 (b)	1,318	50
Series 2009-106, Class XL, IF, IO, 2.30%, 6/20/2037 (b)	1,184	58
Series 2008-75, Class SP, IF, IO, 3.02%, 8/20/2038 (b)	506	22
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	221

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-14, Class SA, IF, IO, 1.63%, 3/20/2039 (b)	1,513	47
Series 2009-14, Class KS, IF, IO, 1.85%, 3/20/2039 (b)	627	22
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	188	12
Series 2009-75, Class NB, 4.50%, 6/20/2039	24	24
Series 2010-59, Class HZ, 4.50%, 5/16/2040	982	985
Series 2010-98, Class ME, 4.50%, 8/20/2040	8,660	8,731
Series 2025-2, Class EA, 4.50%, 9/20/2040	19,916	19,943
Series 2013-71, Class NA, 2.50%, 8/20/2041	28	27
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,798	1,901
Series 2013-42, Class ND, 1.75%, 11/20/2042	65	61
Series 2013-28, Class DE, 1.75%, 12/20/2042	166	149
Series 2014-3, Class GA, 2.50%, 1/16/2044	2,656	2,526
Series 2014-12, Class ZA, 3.00%, 1/20/2044	12,494	11,541
Series 2014-41, Class AL, 2.25%, 3/16/2044	3,723	3,498
Series 2018-29, Class LC, 3.00%, 4/20/2044	35	35
Series 2014-137, Class DT, 2.25%, 9/16/2044	6,723	6,298
Series 2016-25, Class QH, 3.00%, 12/16/2044	848	811
Series 2015-80, Class CP, 4.50%, 6/20/2045	189	185
Series 2015-80, Class CQ, 5.00%, 6/20/2045	136	135
Series 2018-36, Class AM, 3.00%, 7/20/2045	287	279
Series 2016-79, Class LA, 3.00%, 9/20/2045	124	123
Series 2016-90, Class MA, 3.00%, 10/20/2045	82	81
Series 2024-84, Class BA, 5.75%, 11/20/2045	18,574	18,762
Series 2023-107, Class PA, 5.50%, 1/20/2046	5,834	5,913
Series 2020-125, Class AG, 2.50%, 2/20/2046	868	841
Series 2016-91, Class WH, 2.75%, 3/20/2046	826	763
Series 2023-196, Class A, 4.50%, 4/20/2046	10,847	10,788
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,821	2,394
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,217	2,791
Series 2023-164, Class DA, 5.50%, 10/20/2047	8,931	8,967
Series 2018-34, Class TY, 3.50%, 3/20/2048	737	668
Series 2023-43, Class AB, 5.50%, 4/20/2048	7,764	7,892
Series 2024-89, Class AM, 5.50%, 3/20/2049	18,657	18,798
Series 2024-43, Class JA, 5.50%, 5/20/2049	28,908	29,480
Series 2019-74, Class AT, 3.00%, 6/20/2049	388	360
Series 2023-58, Class BA, 5.00%, 6/20/2049	2,908	2,928
Series 2019-145, Class PA, 3.50%, 8/20/2049	149	144
Series 2023-183, Class A, 4.50%, 11/20/2049	6,748	6,732
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-5, Class NA, 3.50%, 12/20/2049	2,543	2,386
Series 2020-74, Class DY, 2.00%, 5/20/2050	817	684
Series 2020-83, Class KP, 3.00%, 6/20/2050	246	219
Series 2025-22, Class HE, 5.00%, 7/20/2050	14,540	14,578
Series 2023-147, Class AC, 6.00%, 7/20/2050	5,000	5,139
Series 2025-113, Class KA, 5.50%, 8/20/2051	27,250	27,560
Series 2024-24, Class AD, 5.00%, 3/20/2052	11,814	11,870
Series 2025-113, Class HA, 5.50%, 3/20/2052	8,965	9,075
Series 2024-101, Class ED, 5.00%, 4/20/2052	16,804	16,836
Series 2023-80, Class AC, 6.00%, 6/20/2053	4,423	4,522
Series 2025-89, Class EC, 5.00%, 11/20/2053	1,691	1,706
Series 2024-79, Class PT, 6.00%, 5/20/2054	8,251	8,430
Series 2024-144, Class DB, 6.50%, 9/20/2054	7,532	7,736
Series 2024-203, Class HA, 6.50%, 10/20/2054	14,830	15,401
Series 2024-19, Class E, 5.00%, 9/20/2057	20,248	20,337
Series 2023-115, Class E, 5.50%, 11/20/2057	13,117	13,218
Series 2010-H26, Class LF, 4.79%, 8/20/2058 (b)	13	13
Series 2024-19, Class EB, 5.50%, 6/20/2059	6,198	6,282
Series 2010-H03, Class FA, 5.02%, 3/20/2060 (b)	442	443
Series 2011-H07, Class FA, 4.94%, 2/20/2061 (b)	410	410
Series 2011-H08, Class FA, 5.04%, 2/20/2061 (b)	262	263
Series 2011-H11, Class FA, 4.94%, 3/20/2061 (b)	89	89
Series 2011-H11, Class FB, 4.94%, 4/20/2061 (b)	50	50
Series 2011-H21, Class FA, 5.04%, 10/20/2061 (b)	36	36
Series 2013-H05, Class FB, 4.87%, 2/20/2062 (b)	58	57
Series 2012-H14, Class FK, 5.02%, 7/20/2062 (b)	39	39
Series 2012-H18, Class NA, 4.96%, 8/20/2062 (b)	40	40
Series 2012-H20, Class BA, 5.00%, 9/20/2062 (b)	74	74
Series 2012-H23, Class WA, 4.96%, 10/20/2062 (b)	46	46
Series 2012-H29, Class FA, 4.96%, 10/20/2062 (b)	13	13
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H30, Class GA, 4.79%, 12/20/2062 (b)	36	36
Series 2023-112, Class BA, 6.50%, 12/20/2062	4,247	4,401
Series 2013-H08, Class FA, 4.79%, 3/20/2063 (b)	112	111
Series 2013-H11, Class FA, 4.89%, 4/20/2063 (b)	59	59
Series 2013-H14, Class FG, 4.91%, 5/20/2063 (b)	136	136
Series 2013-H15, Class FA, 4.98%, 6/20/2063 (b)	121	122
Series 2013-H19, Class FC, 5.04%, 8/20/2063 (b)	177	177
Series 2014-H05, Class FB, 5.04%, 12/20/2063 (b)	30	30
Series 2014-H02, Class FB, 5.09%, 12/20/2063 (b)	110	110
Series 2024-64, Class ED, 5.50%, 4/20/2064	5,676	5,757
Series 2014-H14, Class GF, 4.91%, 7/20/2064 (b)	30	30
Series 2014-H16, Class FL, 4.91%, 7/20/2064 (b)	261	261
Series 2014-H21, Class FA, 5.09%, 10/20/2064 (b)	135	135
Series 2015-H04, Class FL, 4.91%, 2/20/2065 (b)	53	53
Series 2015-H06, Class FB, 5.09%, 2/20/2065 (b)	4,754	4,756
Series 2015-H13, Class FG, 4.84%, 4/20/2065 (b)	70	70
Series 2015-H10, Class FH, 5.04%, 4/20/2065 (b)	424	424
Series 2015-H09, Class FA, 5.06%, 4/20/2065 (b)	161	161
Series 2015-H10, Class FK, 5.06%, 4/20/2065 (b)	4,636	4,636
Series 2015-H14, Class FB, 4.87%, 5/20/2065 (b)	22	22
Series 2015-H12, Class FB, 5.04%, 5/20/2065 (b)	2,939	2,939
Series 2015-H12, Class FD, 5.04%, 5/20/2065 (b)	523	522
Series 2015-H14, Class FA, 5.01%, 6/20/2065 (b)	1,249	1,248
Series 2015-H16, Class FM, 5.04%, 7/20/2065 (b)	1,150	1,149
Series 2015-H24, Class FA, 5.09%, 9/20/2065 (b)	2,207	2,208
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H27, Class FA, 5.19%, 9/20/2065 (b)	504	505
Series 2015-H25, Class FD, 5.09%, 10/20/2065 (b)	2,504	2,505
Series 2015-H29, Class FA, 5.14%, 10/20/2065 (b)	1	1
Series 2015-H29, Class FJ, 5.12%, 11/20/2065 (b)	1,529	1,530
Series 2016-H01, Class FA, 5.34%, 1/20/2066 (b)	1,437	1,443
Series 2016-H06, Class FC, 5.36%, 2/20/2066 (b)	785	788
Series 2016-H06, Class FA, 5.39%, 2/20/2066 (b)	1,006	1,011
Series 2016-H09, Class FN, 5.29%, 3/20/2066 (b)	1,062	1,066
Series 2016-H14, Class FA, 5.24%, 6/20/2066 (b)	431	432
Series 2016-H22, Class FA, 5.21%, 10/20/2066 (b)	1,926	1,930
Series 2016-H24, Class AF, 5.29%, 11/20/2066 (b)	957	960
Series 2017-H07, Class FG, 4.90%, 2/20/2067 (b)	100	100
Series 2017-H14, Class FD, 4.91%, 6/20/2067 (b)	178	178
Series 2017-H16, Class CF, 4.91%, 7/20/2067 (b)	2,962	2,961
Series 2017-H15, Class FN, 4.94%, 7/20/2067 (b)	72	72
Series 2017-H19, Class FA, 4.89%, 8/20/2067 (b)	178	178
Series 2018-H04, Class FG, 4.72%, 2/20/2068 (b)	132	132
Series 2018-H07, Class FE, 4.79%, 2/20/2068 (b)	21	21
Series 2019-H01, Class FT, 4.84%, 10/20/2068 (b)	151	151
Series 2019-H05, Class FT, 4.41%, 4/20/2069 (b)	481	482
Series 2019-H14, Class FH, 5.14%, 8/20/2069 (b)	10,720	10,683
Series 2020-H13, Class FK, 4.94%, 7/20/2070 (b)	2,387	2,379
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.39%, 9/25/2040 ‡ (a) (c) (e)	13,890	13,910
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	223

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	98	97
Series 2006-A2, Class 4A1, 6.47%, 8/25/2034 (b)	225	229
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (c)	2,922	2,919
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (c)	13,067	13,090
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	6,579	6,626
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	3,500	3,528
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (c)	12,170	12,263
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (b)	747	661
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (c)	12,035	12,119
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	15,750	15,808
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 4.96%, 12/25/2035 (b)	1,181	279
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	7,000	6,995
OBX Trust Series 2020-EXP3, Class 2A1, 5.34%, 1/25/2060 (a) (b)	329	327
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	3,080	3,089
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	13,600	13,613
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (b)	328	324
Total Collateralized Mortgage Obligations (Cost $1,838,907)		1,819,365
U.S. Treasury Obligations — 13.7%
U.S. Treasury Notes
4.00%, 12/15/2025	5,360	5,358
3.88%, 1/15/2026	3,835	3,831
4.00%, 2/15/2026	983	982
4.25%, 3/15/2027	152,780	153,980
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.50%, 4/15/2027	31,005	31,391
2.75%, 4/30/2027	17,000	16,746
4.50%, 5/15/2027	67,785	68,688
3.75%, 6/30/2027	15,366	15,392
4.38%, 7/15/2027	73,455	74,402
0.38%, 7/31/2027	19,020	17,886
3.88%, 7/31/2027	7,955	7,988
3.38%, 9/15/2027	159,665	158,917
0.50%, 10/31/2027	124,000	116,037
4.13%, 10/31/2027	3,085	3,117
4.13%, 11/15/2027	24,320	24,578
4.00%, 12/15/2027	150,805	152,125
4.25%, 1/15/2028	50,070	50,796
1.25%, 3/31/2028	9,435	8,895
3.88%, 7/15/2028	488,060	491,835
3.88%, 6/30/2030	55,545	56,001
Total U.S. Treasury Obligations (Cost $1,446,514)		1,458,945
Mortgage-Backed Securities — 8.6%
FHLMC
Pool # 611141, ARM, 6.23%, 1/1/2027 (b)	—	—
Pool # 1B2844, ARM, 6.55%, 3/1/2035 (b)	25	25
Pool # 1L1380, ARM, 6.96%, 3/1/2035 (b)	427	443
Pool # 1L1379, ARM, 7.17%, 10/1/2035 (b)	316	327
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (b)	113	116
Pool # 1J1380, ARM, 7.40%, 3/1/2036 (b)	42	44
Pool # 1J1313, ARM, 6.22%, 6/1/2036 (b)	30	31
Pool # 1G1028, ARM, 6.44%, 7/1/2036 (b)	13	14
Pool # 1K0035, ARM, 6.36%, 8/1/2036 (b)	47	48
Pool # 1N0273, ARM, 6.48%, 8/1/2036 (b)	39	40
Pool # 1J1393, ARM, 6.26%, 10/1/2036 (b)	90	91
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (b)	89	91
Pool # 1N0346, ARM, 6.06%, 12/1/2036 (b)	87	88
Pool # 1J1418, ARM, 6.32%, 12/1/2036 (b)	56	57
Pool # 1J1467, ARM, 6.69%, 12/1/2036 (b)	77	79
Pool # 1J1541, ARM, 6.54%, 1/1/2037 (b)	251	257
Pool # 1J1516, ARM, 6.63%, 2/1/2037 (b)	15	15
Pool # 1N1458, ARM, 6.19%, 3/1/2037 (b)	76	77
Pool # 1J1635, ARM, 6.46%, 3/1/2037 (b)	105	108
Pool # 1J1522, ARM, 7.05%, 3/1/2037 (b)	40	41
Pool # 1Q0339, ARM, 6.79%, 4/1/2037 (b)	7	7
Pool # 1Q0697, ARM, 6.19%, 5/1/2037 (b)	402	412
Pool # 1J1681, ARM, 6.73%, 6/1/2037 (b)	326	336
Pool # 1J1685, ARM, 6.73%, 6/1/2037 (b)	131	133
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 847871, ARM, 5.71%, 8/1/2037 (b)	93	93
Pool # 1J2834, ARM, 7.64%, 8/1/2037 (b)	13	13
Pool # 1Q0476, ARM, 7.24%, 10/1/2037 (b)	70	72
Pool # 1J2945, ARM, 7.50%, 11/1/2037 (b)	44	45
Pool # 1Q0894, ARM, 7.11%, 1/1/2038 (b)	114	118
Pool # 1Q0722, ARM, 6.83%, 4/1/2038 (b)	96	99
FHLMC Gold Pools, 15 Year
Pool # J14783, 4.00%, 3/1/2026	3	3
Pool # G14643, 4.00%, 8/1/2026	6	6
Pool # G14973, 4.00%, 12/1/2028	22	22
Pool # J30812, 3.00%, 2/1/2030	3,622	3,557
Pool # J31731, 3.00%, 5/1/2030	145	142
Pool # G16018, 3.00%, 12/1/2031	2,176	2,128
Pool # G18643, 2.50%, 5/1/2032	6,871	6,625
FHLMC Gold Pools, 20 Year
Pool # G30325, 5.50%, 3/1/2027	67	68
Pool # C91261, 4.50%, 8/1/2029	40	40
Pool # C91349, 4.50%, 12/1/2030	51	51
Pool # G30565, 4.50%, 10/1/2031	118	119
Pool # G30701, 5.00%, 11/1/2031	40	40
Pool # C91388, 3.50%, 2/1/2032	1,198	1,179
Pool # C91447, 3.50%, 5/1/2032	93	91
Pool # C91449, 4.00%, 5/1/2032	396	394
Pool # C91581, 3.00%, 11/1/2032	499	484
Pool # K90311, 3.00%, 4/1/2033	1,014	981
Pool # G30669, 4.50%, 12/1/2033	657	663
Pool # C91761, 4.00%, 5/1/2034	534	530
Pool # K92617, 3.00%, 4/1/2035	2,870	2,733
Pool # C91862, 3.50%, 1/1/2036	1,969	1,915
Pool # C91880, 3.50%, 6/1/2036	1,052	1,021
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	44	46
Pool # G01665, 5.50%, 3/1/2034	964	989
Pool # G05046, 5.00%, 11/1/2036	59	60
Pool # G03073, 5.50%, 7/1/2037	496	515
Pool # G04772, 7.00%, 8/1/2038	58	62
Pool # G05091, 4.50%, 9/1/2038	451	451
Pool # G05798, 5.50%, 1/1/2040	126	130
Pool # G08729, 4.50%, 9/1/2046	330	325
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	959	942
Pool # U79013, 2.50%, 4/1/2028	172	169
Pool # U79014, 2.50%, 5/1/2028	211	207
Pool # T40143, 2.50%, 7/1/2028	207	203
Pool # U79019, 3.00%, 7/1/2028	37	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # U79026, 2.50%, 9/1/2028	45	44
Pool # U49013, 3.00%, 9/1/2028	345	340
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # U59041, 3.00%, 12/1/2033	396	382
Pool # ZT1051, 3.50%, 12/1/2033	1,360	1,333
Pool # G20028, 7.50%, 12/1/2036	624	641
Pool # RE6019, 3.00%, 12/1/2049	478	408
Pool # RE6030, 3.50%, 2/1/2050	354	316
Pool # RE6028, 3.00%, 4/1/2050	283	241
Pool # RE6048, 2.50%, 5/1/2050	1,194	977
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	10,088	9,620
Pool # RD5059, 1.50%, 6/1/2031	10,903	10,256
Pool # RD5121, 4.50%, 9/1/2032	1,800	1,811
Pool # RD5122, 4.00%, 10/1/2032	2,014	2,001
Pool # RD5146, 4.50%, 5/1/2033	2,157	2,170
Pool # RD5150, 5.00%, 5/1/2033	3,770	3,825
Pool # RD5157, 4.50%, 7/1/2033	1,636	1,647
Pool # RD5240, 5.00%, 4/1/2035	5,398	5,454
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	7,685	7,558
Pool # ZK7588, 3.00%, 2/1/2029	4,396	4,331
Pool # ZS7344, 3.00%, 1/1/2031	7,442	7,273
Pool # SB1025, 2.50%, 2/1/2031	7,697	7,456
Pool # ZS8602, 3.00%, 3/1/2031	2,386	2,330
Pool # ZK8739, 3.00%, 5/1/2032	6,033	5,875
Pool # SB0722, 3.00%, 4/1/2033	3,263	3,194
Pool # ZS8076, 4.00%, 7/1/2033	1,035	1,033
Pool # ZS8124, 4.00%, 8/1/2033	1,577	1,577
Pool # SB1084, 3.00%, 3/1/2035	9,634	9,423
Pool # SB8100, 1.00%, 3/1/2036	2,995	2,620
Pool # SB0754, 2.00%, 3/1/2036	761	702
Pool # SB1182, 6.00%, 2/1/2038	19,845	20,486
Pool # SB1098, 6.00%, 2/1/2039	6,371	6,584
Pool # SB1376, 6.00%, 12/1/2039	12,007	12,411
FHLMC UMBS, 20 Year
Pool # ZA2217, 3.50%, 2/1/2032	7,835	7,701
Pool # ZT2375, 4.00%, 3/1/2032	6,266	6,234
Pool # ZS9162, 3.00%, 9/1/2033	3,538	3,417
Pool # ZT1674, 5.00%, 2/1/2035	1,722	1,739
Pool # SC0379, 4.50%, 4/1/2035	2,671	2,682
Pool # ZA2393, 3.00%, 10/1/2035	13,395	12,763
Pool # ZT1808, 3.50%, 5/1/2037	6,129	5,986
Pool # ZA5795, 4.00%, 11/1/2038	7,844	7,727
Pool # SC0353, 6.00%, 4/1/2043	26,237	26,928
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	225

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SC0530, 6.00%, 8/1/2044	18,152	18,645
Pool # SC0594, 6.00%, 11/1/2044	12,603	12,941
Pool # RB5345, 6.00%, 5/1/2045	12,760	13,073
FHLMC UMBS, 30 Year
Pool # SD5976, 5.00%, 7/1/2044	12,081	12,381
Pool # SD1278, 5.00%, 9/1/2049	6,255	6,408
Pool # SD4986, 5.50%, 11/1/2052	4,847	4,984
FNMA
Pool # 325081, ARM, 7.10%, 10/1/2025 (b)	—	—
Pool # 409902, ARM, 6.37%, 6/1/2027 (b)	2	2
Pool # 52597, ARM, 4.31%, 7/1/2027 (b)	—	—
Pool # 810896, ARM, 6.11%, 1/1/2035 (b)	12	12
Pool # 865095, ARM, 7.18%, 10/1/2035 (b)	154	160
Pool # AD0295, ARM, 7.00%, 3/1/2036 (b)	202	209
Pool # 877009, ARM, 7.07%, 3/1/2036 (b)	141	146
Pool # 894571, ARM, 7.20%, 3/1/2036 (b)	339	355
Pool # 895687, ARM, 6.38%, 5/1/2036 (b)	30	30
Pool # 882099, ARM, 6.65%, 7/1/2036 (b)	58	59
Pool # 884722, ARM, 6.12%, 8/1/2036 (b)	25	26
Pool # 886558, ARM, 6.34%, 8/1/2036 (b)	83	85
Pool # 745858, ARM, 6.54%, 8/1/2036 (b)	7	7
Pool # 887714, ARM, 6.67%, 8/1/2036 (b)	34	35
Pool # AD0296, ARM, 6.24%, 12/1/2036 (b)	150	153
Pool # 870920, ARM, 6.41%, 12/1/2036 (b)	12	12
Pool # 905196, ARM, 6.67%, 12/1/2036 (b)	12	13
Pool # 920954, ARM, 6.01%, 1/1/2037 (b)	252	258
Pool # 888143, ARM, 6.55%, 1/1/2037 (b)	25	26
Pool # 913984, ARM, 6.15%, 2/1/2037 (b)	126	128
Pool # 910178, ARM, 6.75%, 3/1/2037 (b)	279	287
Pool # 936588, ARM, 5.77%, 4/1/2037 (b)	52	53
Pool # 888750, ARM, 6.75%, 4/1/2037 (b)	23	24
Pool # 948208, ARM, 5.93%, 7/1/2037 (b)	151	153
Pool # 944105, ARM, 5.95%, 7/1/2037 (b)	4	4
Pool # 950385, ARM, 5.53%, 8/1/2037 (b)	2	2
Pool # 950382, ARM, 5.75%, 8/1/2037 (b)	418	426
Pool # 995108, ARM, 6.42%, 11/1/2037 (b)	129	133
Pool # AD0081, ARM, 6.50%, 11/1/2037 (b)	34	34
Pool # 952182, ARM, 6.70%, 11/1/2037 (b)	105	108
Pool # 966911, ARM, 6.61%, 12/1/2037 (b)	15	15
FNMA UMBS, 10 Year
Pool # MA4040, 2.00%, 6/1/2030	241	232
Pool # MA4332, 2.00%, 5/1/2031	9,574	9,143
Pool # MA4367, 1.50%, 6/1/2031	13,091	12,315
Pool # BP3513, 2.00%, 6/1/2031	753	718
Pool # FS0868, 2.50%, 3/1/2032	1,963	1,879
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA4637, 3.00%, 6/1/2032	503	487
Pool # FS5461, 3.50%, 12/1/2032	2,536	2,496
Pool # MA5079, 5.00%, 6/1/2033	1,270	1,289
Pool # MA5117, 4.50%, 7/1/2033	1,028	1,035
Pool # MA5491, 5.00%, 9/1/2034	2,479	2,515
Pool # MA5654, 5.00%, 2/1/2035	5,064	5,140
FNMA UMBS, 15 Year
Pool # AJ5336, 3.00%, 11/1/2026	8	8
Pool # AK0971, 3.00%, 2/1/2027	11	11
Pool # AO0800, 3.00%, 4/1/2027	15	15
Pool # AP7842, 3.00%, 9/1/2027	13	13
Pool # AL3439, 4.00%, 9/1/2027	44	44
Pool # AL4307, 4.00%, 10/1/2028	163	162
Pool # AL6105, 4.00%, 12/1/2029	9	9
Pool # AZ0888, 3.50%, 7/1/2030	1,668	1,651
Pool # AZ8018, 3.00%, 9/1/2030	2,870	2,812
Pool # FM9465, 3.00%, 1/1/2031	1,977	1,945
Pool # AL9065, 3.00%, 9/1/2031	3,493	3,413
Pool # FM3524, 3.00%, 4/1/2032	3,615	3,544
Pool # BM5110, 3.00%, 9/1/2032	8,271	8,093
Pool # BN6225, 3.50%, 3/1/2034	2,099	2,070
Pool # CA4258, 2.50%, 10/1/2034	3,416	3,231
Pool # CA4263, 3.00%, 10/1/2034	3,260	3,158
Pool # FS4292, 3.00%, 2/1/2035	2,130	2,083
Pool # FS0870, 3.00%, 3/1/2035	22,492	21,943
Pool # MA3984, 2.50%, 4/1/2035	2,302	2,168
Pool # FS3924, 3.00%, 6/1/2035	13,684	13,372
Pool # FS4504, 3.50%, 9/1/2035	3,334	3,294
Pool # FS5951, 3.50%, 9/1/2035	3,381	3,345
Pool # FS4848, 3.00%, 7/1/2036	2,368	2,296
Pool # FS4430, 3.50%, 1/1/2037	2,887	2,849
Pool # FS6749, 3.50%, 1/1/2037	2,473	2,408
Pool # MA5122, 6.00%, 8/1/2038	7,945	8,209
Pool # FS7413, 6.00%, 10/1/2038	6,242	6,460
Pool # FA1567, 6.00%, 5/1/2040	13,121	13,617
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	23	23
Pool # MA0214, 5.00%, 10/1/2029	287	290
Pool # AD5474, 5.00%, 5/1/2030	91	92
Pool # MA0534, 4.00%, 10/1/2030	46	45
Pool # AL4165, 4.50%, 1/1/2031	255	255
Pool # MA0804, 4.00%, 7/1/2031	55	55
Pool # MA0792, 4.50%, 7/1/2031	478	481
Pool # MA3894, 4.00%, 9/1/2031	70	70
Pool # 890653, 4.50%, 1/1/2032	218	219
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AL5958, 4.00%, 3/1/2032	527	524
Pool # MA1037, 3.00%, 4/1/2032	506	491
Pool # AL1722, 4.50%, 4/1/2032	40	41
Pool # AB5811, 3.00%, 8/1/2032	783	757
Pool # AL7474, 3.50%, 10/1/2032	479	468
Pool # MA1270, 2.50%, 11/1/2032	350	335
Pool # AL3190, 4.00%, 12/1/2032	219	217
Pool # AU5910, 3.50%, 9/1/2033	4,181	4,089
Pool # MA1802, 3.00%, 1/1/2034	435	417
Pool # BM4298, 3.50%, 4/1/2034	7,642	7,478
Pool # AL8051, 4.00%, 5/1/2034	1,993	1,974
Pool # AL5373, 4.50%, 5/1/2034	238	239
Pool # MA1922, 4.00%, 6/1/2034	12,214	12,149
Pool # BM4606, 4.00%, 1/1/2036	7,989	7,945
Pool # MA2587, 3.50%, 4/1/2036	1,394	1,353
Pool # FM2477, 3.00%, 5/1/2036	1,837	1,777
Pool # MA2610, 3.00%, 5/1/2036	12,341	11,738
Pool # AS7789, 3.00%, 8/1/2036	2,450	2,329
Pool # FM6297, 3.50%, 12/1/2036	1,964	1,913
Pool # FS0448, 3.00%, 1/1/2037	4,680	4,525
Pool # BM1370, 3.00%, 4/1/2037	1,196	1,134
Pool # BJ2544, 3.00%, 12/1/2037	888	839
Pool # FM2922, 3.00%, 2/1/2038	1,314	1,273
Pool # FM8386, 3.00%, 6/1/2038	1,876	1,801
Pool # FS4583, 4.00%, 6/1/2038	1,367	1,354
Pool # FS1689, 4.50%, 4/1/2039	1,049	1,057
Pool # FS4048, 4.50%, 4/1/2039	8,366	8,426
Pool # FS4490, 4.00%, 7/1/2039	7,852	7,738
Pool # MA5205, 6.00%, 11/1/2043	25,461	26,144
Pool # FS9723, 6.00%, 9/1/2044	22,670	23,252
Pool # FA0954, 6.00%, 1/1/2045	2,938	3,023
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	3	3
Pool # 254548, 5.50%, 12/1/2032	458	475
Pool # 555458, 5.50%, 5/1/2033	915	935
Pool # AB0054, 4.50%, 12/1/2034	1,226	1,227
Pool # 735503, 6.00%, 4/1/2035	699	726
Pool # 745275, 5.00%, 2/1/2036	1,261	1,287
Pool # 889118, 5.50%, 4/1/2036	1,341	1,372
Pool # 889209, 5.00%, 5/1/2036	68	68
Pool # 745948, 6.50%, 10/1/2036	110	116
Pool # 889494, 5.50%, 1/1/2037	95	99
Pool # AD0249, 5.50%, 4/1/2037	920	943
Pool # 995024, 5.50%, 8/1/2037	147	153
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS4003, 5.50%, 8/1/2037	5,057	5,193
Pool # 950302, 7.00%, 8/1/2037	230	243
Pool # 888890, 6.50%, 10/1/2037	316	336
Pool # 929005, 6.00%, 1/1/2038	226	237
Pool # 995049, 5.50%, 2/1/2038	2,987	3,129
Pool # 890268, 6.50%, 10/1/2038	567	603
Pool # 995149, 6.50%, 10/1/2038	350	370
Pool # AL7521, 5.00%, 6/1/2039	179	181
Pool # AC3237, 5.00%, 10/1/2039	95	97
Pool # AB2025, 5.00%, 1/1/2040	227	227
Pool # AD6431, 4.50%, 6/1/2040	98	98
Pool # AK6740, 4.00%, 3/1/2042	1,114	1,089
Pool # AO7185, 4.00%, 9/1/2042	586	567
Pool # AL7590, 3.50%, 10/1/2045	517	482
Pool # FS5552, 5.00%, 12/1/2047	4,799	4,870
Pool # FS8687, 5.50%, 8/1/2048	4,308	4,481
Pool # FS6870, 5.50%, 11/1/2052	3,364	3,491
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	24	24
FNMA, Other
Pool # AN0254, 2.97%, 12/1/2025	4,637	4,608
Pool # AN1461, 2.59%, 5/1/2026	10,000	9,872
Pool # AN1613, 2.55%, 7/1/2026	8,929	8,789
Pool # BL4482, 2.19%, 11/1/2026	9,875	9,645
Pool # AM8146, 2.78%, 2/1/2027	7,036	6,916
Pool # AN5041, 3.08%, 3/1/2027	4,971	4,905
Pool # AN6585, 2.84%, 9/1/2027	6,389	6,253
Pool # AN6586, 2.84%, 9/1/2027	5,846	5,722
Pool # AN7169, 2.83%, 10/1/2027	5,232	5,124
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,355
Pool # AB7351, 2.50%, 12/1/2027	173	170
Pool # AQ8837, 2.50%, 12/1/2027	117	115
Pool # AQ9357, 2.50%, 1/1/2028	60	59
Pool # AN8048, 3.08%, 1/1/2028	3,160	3,115
Pool # AQ9760, 2.50%, 2/1/2028	329	322
Pool # MA1360, 2.50%, 2/1/2028	356	349
Pool # BS1625, 1.35%, 4/1/2028	4,908	4,596
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,354
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,841
Pool # MA1557, 3.00%, 8/1/2028	67	66
Pool # AN9814, 3.63%, 8/1/2028	3,484	3,443
Pool # BS9300, 4.46%, 8/1/2028	4,840	4,911
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,468
Pool # BS9323, 4.86%, 8/1/2028	1,224	1,253
Pool # BS9062, 4.54%, 9/1/2028	5,425	5,503
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	227

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,504
Pool # BS9454, 5.34%, 9/1/2028	4,505	4,665
Pool # BZ0016, 5.55%, 12/1/2028	5,000	5,204
Pool # BZ0809, 4.89%, 4/1/2029	1,253	1,285
Pool # BZ0931, 4.71%, 5/1/2029	8,905	9,070
Pool # BZ1385, 4.65%, 7/1/2029	2,000	2,042
Pool # BZ1274, 4.72%, 7/1/2029	1,974	2,017
Pool # BM7222, 3.50%, 10/1/2029	2,049	2,027
Pool # BZ3364, 4.77%, 3/1/2030	10,000	10,257
Pool # BZ3685, 4.28%, 4/1/2030	11,688	11,744
Pool # BZ3670, 4.45%, 5/1/2030	10,000	10,129
Pool # BZ4177, 5.02%, 6/1/2030	2,988	3,095
Pool # BM7221, 3.00%, 2/1/2031	3,568	3,516
Pool # BK4847, 2.50%, 4/1/2033	170	163
Pool # BM6947, 3.50%, 7/1/2033	2,256	2,221
Pool # AL6151, 3.50%, 8/1/2034	7,606	7,415
Pool # BM6595, 4.00%, 6/1/2037	1,499	1,486
Pool # BF0077, 4.50%, 3/1/2039	7,433	7,335
Pool # BF0194, 4.50%, 7/1/2040	1,825	1,801
Pool # BF0238, 4.50%, 8/1/2041	10,312	10,258
Pool # MA0896, 4.00%, 11/1/2041	274	259
Pool # MA1188, 3.00%, 9/1/2042	1,349	1,201
Pool # MA1349, 3.00%, 2/1/2043	1,380	1,229
Pool # MA1371, 3.00%, 3/1/2043	451	401
Pool # MA1433, 3.00%, 5/1/2043	594	529
Pool # MA1510, 4.00%, 7/1/2043	623	600
Pool # AL6167, 3.50%, 1/1/2044	949	890
Pool # BM3994, 3.50%, 1/1/2044	1,220	1,144
Pool # AL6854, 3.00%, 2/1/2044	1,738	1,575
Pool # AL7826, 3.50%, 1/1/2046	1,263	1,223
Pool # MA2621, 3.50%, 5/1/2046	291	266
Pool # MA2744, 3.50%, 9/1/2046	707	645
Pool # AL9060, 5.56%, 4/1/2047	3,352	3,505
Pool # BH8493, 3.00%, 11/1/2047	1,054	917
Pool # MA3197, 3.00%, 11/1/2047	490	427
Pool # BF0362, 5.50%, 1/1/2048	7,779	8,054
Pool # BM5053, 3.00%, 4/1/2048	362	324
Pool # BF0371, 5.00%, 7/1/2048	1,376	1,407
Pool # BF0573, 5.50%, 12/1/2048	10,278	10,503
Pool # BM6073, 3.00%, 7/1/2049	777	695
Pool # MA3913, 3.00%, 1/1/2050	903	771
Pool # CA5133, 3.00%, 2/1/2050	430	367
Pool # CA5979, 3.00%, 5/1/2050	382	326
Pool # MA4029, 3.00%, 5/1/2050	372	317
Pool # MA4057, 2.50%, 6/1/2050	700	573
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CA6065, 3.00%, 6/1/2050	347	296
Pool # MA4058, 3.00%, 6/1/2050	289	247
Pool # CA6385, 3.00%, 7/1/2050	396	339
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	—	—
GNMA I, 30 Year
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	2,201	2,264
Pool # 784278, 5.50%, 1/15/2034	1,752	1,811
Pool # 687926, 6.50%, 9/15/2038	771	814
Pool # 785282, 4.25%, 10/15/2040	6,860	6,675
Pool # 785859, 5.50%, 6/15/2041	19,665	20,414
Pool # AE7700, 3.50%, 8/15/2043	353	330
GNMA II
Pool # 8746, ARM, 4.75%, 11/20/2025 (b)	—	—
Pool # 8790, ARM, 5.63%, 1/20/2026 (b)	—	—
Pool # 80053, ARM, 5.63%, 3/20/2027 (b)	—	—
Pool # 80152, ARM, 5.63%, 1/20/2028 (b)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	5	5
Pool # 5208, 3.00%, 10/20/2026	123	122
Pool # 5277, 3.50%, 1/20/2027	27	26
Pool # MA3495, 2.50%, 3/20/2031	5,406	5,237
Pool # MA3638, 2.50%, 5/20/2031	2,957	2,859
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4224, 7.00%, 8/20/2038	366	387
Pool # 4245, 6.00%, 9/20/2038	513	549
Pool # 4247, 7.00%, 9/20/2038	711	746
Pool # MA8619, 6.50%, 11/20/2038	2,295	2,411
Pool # MA8918, 5.50%, 12/20/2038	1,557	1,619
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	638	572
Total Mortgage-Backed Securities (Cost $913,367)		915,920
Commercial Mortgage-Backed Securities — 1.7%
BX Series 2021-MFM1, Class A, 5.18%, 1/15/2034 (a) (b)	321	321
Commercial Mortgage Trust
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,610
Series 2015-CR26, Class B, 4.67%, 10/10/2048 (b)	2,000	1,961
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	190	187
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	2,003	1,965
Series K068, Class X1, IO, 0.54%, 8/25/2027 (b)	63,187	433
Series K740, Class X1, IO, 0.82%, 9/25/2027 (b)	101,677	1,247
Series K506, Class A1, 4.65%, 5/25/2028	1,166	1,182
Series K507, Class A2, 4.80%, 9/25/2028 (b)	2,500	2,553
Series K512, Class A2, 5.00%, 11/25/2028	12,000	12,327
Series KG04, Class A1, 0.85%, 6/25/2030	3,366	3,113
Series K114, Class X1, IO, 1.21%, 6/25/2030 (b)	39,511	1,760
FNMA ACES Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (b)	53,709	3,068
FREMF Mortgage Trust
Series 2018-K733, Class C, 4.33%, 9/25/2025 (a) (b)	7,000	6,973
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (b)	15,980	15,841
Series 2016-K54, Class B, 4.23%, 4/25/2048 (a) (b)	1,500	1,490
Series 2015-K51, Class B, 4.14%, 10/25/2048 (a) (b)	5,000	4,983
Series 2016-K52, Class B, 4.15%, 1/25/2049 (a) (b)	3,000	2,986
Series 2016-K53, Class B, 4.19%, 3/25/2049 (a) (b)	27,760	27,607
Series 2016-K55, Class B, 4.31%, 4/25/2049 (a) (b)	9,100	9,046
Series 2016-K57, Class B, 4.06%, 8/25/2049 (a) (b)	12,794	12,675
Series 2017-K62, Class B, 4.01%, 1/25/2050 (a) (b)	5,500	5,437
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (b)	1,000	980
Series 2019-K734, Class B, 4.21%, 2/25/2051 (a) (b)	3,400	3,378
Series 2018-K79, Class B, 4.35%, 7/25/2051 (a) (b)	8,000	7,911
Series 2019-K90, Class B, 4.47%, 2/25/2052 (a) (b)	13,582	13,489
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.34%, 7/15/2048 (b)	9,000	6,978
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-C31, Class C, 4.73%, 8/15/2048 (b)	2,750	2,155
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,814
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 5.28%, 4/15/2038 (a) (b)	432	432
Series 2021-MHC, Class D, 6.08%, 4/15/2038 (a) (b)	2,000	2,004
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	4,140	3,924
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	3,154	3,013
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,040
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (a) (b)	4,655	4,647
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 5.73%, 2/15/2040 (a) (b)	3,022	3,019
Series 2015-C29, Class C, 4.32%, 6/15/2048 (b)	1,250	1,211
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,452	1,414
Total Commercial Mortgage-Backed Securities (Cost $187,689)		183,174
	SHARES (000)
Short-Term Investments — 11.8%
Investment Companies — 5.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.13% (f) (g) (Cost $549,741)	549,741	549,741
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	229

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 6.7%
U.S. Treasury Bills
4.21%, 1/8/2026 (h) (i)	16,906	16,671
0.00%, 8/6/2026 (h)	722,355	697,336
Total U.S. Treasury Obligations (Cost $714,138)		714,007
Total Short-Term Investments (Cost $1,263,879)		1,263,748
Total Investments — 102.5% (Cost $10,875,493)		10,924,303
Liabilities in Excess of Other Assets — (2.5)%		(263,341)
NET ASSETS — 100.0%		10,660,962

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(c)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
(h)	The rate shown is the effective yield as of August 31, 2025.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Income Funds	August 31, 2025

Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	13,109	12/31/2025	USD	2,734,353	3,705
Short Contracts
U.S. Treasury 10 Year Note	(1,521)	12/19/2025	USD	(171,136)	(787)
U.S. Treasury 10 Year Ultra Note	(827)	12/19/2025	USD	(94,627)	(437)
U.S. Treasury Long Bond	(123)	12/19/2025	USD	(14,053)	(39)
U.S. Treasury Ultra Bond	(1)	12/19/2025	USD	(116)	— (a)
U.S. Treasury 5 Year Note	(4,229)	12/31/2025	USD	(463,076)	(1,896)
(3,159)
546

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	231

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.9%
Aerospace & Defense — 0.1%
ATI, Inc.
5.88%, 12/1/2027	807	806
7.25%, 8/15/2030	215	226
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	1,390	1,392
8.75%, 11/15/2030 (a)	270	291
ICITII 6.00%, 1/31/2033 ‡ (a)	290	231
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	359	380
TransDigm, Inc.
6.38%, 3/1/2029 (a)	1,389	1,422
6.63%, 3/1/2032 (a)	348	358
		5,106
Automobile Components — 0.2%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (a)	945	984
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	940	947
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,025	1,030
Clarios Global LP 6.75%, 5/15/2028 (a)	765	782
Dana, Inc.
5.63%, 6/15/2028	425	425
4.50%, 2/15/2032	265	260
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	495	480
5.25%, 7/15/2031	1,500	1,425
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,200
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	870	881
		8,414
Automobiles — 0.5%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	7,128
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,518
5.30%, 6/24/2029 (a)	3,440	3,531
5.30%, 1/8/2030 (a)	9,850	10,137
		25,314
Banks — 15.5%
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	16,690	17,752
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	4,240	4,351
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	17,400	17,408
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,572
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	16,000	15,565
5.59%, 8/8/2028	15,200	15,804
6.61%, 11/7/2028	4,600	4,923
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	11,420	11,447
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	11,559
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	9,600	10,005
(SOFR + 1.11%), 4.62%, 5/9/2029 (b)	16,635	16,823
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	9,680	10,119
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (b)	7,000	7,225
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	18,244
Bank of Nova Scotia (The) (Canada) (SOFR + 1.00%), 4.40%, 9/8/2028 (b)	8,645	8,688
Banque Federative du Credit Mutuel SA (France) 4.59%, 10/16/2028 (a)	18,860	19,031
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	20,445	19,944
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,862	4,805
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	10,065	10,310
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	7,750	7,873
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	26,976	26,900
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	3,080	3,095
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	13,505	13,954
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (b)	6,125	6,272
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	15,990	16,346
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	5,719	5,945
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	12,645	13,089
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	25,390	25,408
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	8,730	8,613
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	7,775	7,979
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	19,165	19,252
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	13,060	13,305
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (b)	10,450	10,527
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	7,230	7,466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (b)	2,550	2,603
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	9,310	9,472
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (b)	10,520	10,761
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	6,860	6,866
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	3,170	3,308
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	4,615	4,647
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	11,650	11,665
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	8,075	8,381
4.57%, 8/26/2030 (a)	8,235	8,279
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	13,295	13,294
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	9,570	9,937
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	5,895	6,079
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	3,655	3,744
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	10,640	10,938
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (b)	6,355	6,260
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	13,760	14,221
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	20,510	21,297
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	11,845	11,556
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (b)	11,000	11,252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	11,835	12,206
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	14,165	13,853
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	9,660	9,915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (b)	13,295	13,448
National Bank of Canada (Canada) 4.50%, 10/10/2029	9,500	9,556
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	9,818	9,610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	8,025	8,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (b)	5,135	5,260
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	7,125	7,395
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (b)	12,050	12,158
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	9,665	9,711
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	9,325	9,729
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	15,685	15,353
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	16,115	16,503
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	233

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	5,470	5,608
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	4,950	5,038
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.24%, 5/13/2031 (a) (b)	6,770	6,932
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	12,115	12,516
(SOFR + 1.19%), 4.66%, 7/8/2031 (b)	12,930	13,079
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,362
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	6,900	7,084
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,353
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	12,624
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	14,415	14,944
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	5,640	5,978
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	3,290	3,399
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	11,815	12,168
		861,134
Beverages — 0.2%
Constellation Brands, Inc. 4.80%, 5/1/2030	9,105	9,244
Biotechnology — 0.2%
Biogen, Inc. 5.05%, 1/15/2031	7,425	7,620
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,150	1,114
		8,734
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	350	322
Shutterfly Finance LLC
8.50%, 10/1/2027 (a)	787	738
9.75%, 10/1/2027 (a)	88	89
Wayfair LLC 7.25%, 10/31/2029 (a)	945	964
		2,113
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	2,105	1,979
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	1,900	1,951
Griffon Corp. 5.75%, 3/1/2028	827	826
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	841
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	725	751
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,060	1,093
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,075	2,140
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	675	677
8.88%, 11/15/2031 (a)	585	624
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	950	980
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,148	1,137
		12,999
Capital Markets — 3.7%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	650	617
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	3,335	3,316
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	1,915	1,868
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	8,360	8,958
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	12,190	12,490
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	12,462
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	28,366
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	6,375	6,527
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	4,000	4,044
(SOFR + 1.58%), 5.22%, 4/23/2031 (b)	3,855	3,980
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	5,680	5,617
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	10,014
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	7,750	7,674
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,405	17,950
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	9,600	10,010
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	8,665	8,850
(SOFR + 1.38%), 4.99%, 4/12/2029 (b)	5,730	5,836
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	5,825	5,967
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	5,145	5,303
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	16,686
UBS AG (Switzerland) 7.50%, 2/15/2028	18,000	19,424
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	2,865	2,829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	7,500	7,521
		206,309
Chemicals — 0.2%
Avient Corp. 7.13%, 8/1/2030 (a)	780	806
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (c)	4,000	2,805
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.22%), 8.50%, 1/23/2081 (b) (c)	723	539
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,576	1,518
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	969
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,275	1,278
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	1,093	1,096
8.50%, 11/15/2028 (a)	555	581
9.00%, 2/15/2030 (a)	445	478
OCP SA (Morocco) 6.70%, 3/1/2036 (a)	340	351
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,691	1,633
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	596	591
5.63%, 8/15/2029 (a)	547	512
		13,157
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	933
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	800	770
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	600	586
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	515	511
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	670	646
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,070	1,062
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	977	953
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,399
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	431	433
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	880	902
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	645	672
		8,867
Communications Equipment — 0.0% ^
CommScope LLC
8.25%, 3/1/2027 (a)	905	916
4.75%, 9/1/2029 (a)	386	381
9.50%, 12/15/2031 (a)	355	367
		1,664
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (c)	740	592
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	615	600
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,334
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	1,318	1,357
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	828
		4,711
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	555	582
Consumer Finance — 1.6%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	10,625	10,968
Ally Financial, Inc. 5.75%, 11/20/2025	525	526
American Express Co.
(SOFR + 0.81%), 4.35%, 7/20/2029 (b)	13,375	13,444
(SOFR + 1.44%), 5.02%, 4/25/2031 (b)	7,270	7,470
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	5,000	5,007
5.75%, 3/1/2029 (a)	11,575	11,979
5.38%, 5/30/2030 (a)	5,000	5,130
4.90%, 10/10/2030 (a)	10,110	10,148
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (b)	19,895	20,422
OneMain Finance Corp.
7.13%, 3/15/2026	285	288
6.63%, 5/15/2029	1,310	1,347
		86,729
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	235

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,956	2,938
5.88%, 2/15/2028 (a)	505	505
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	830	829
6.13%, 9/15/2032 (a)	220	225
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (d)	1,022	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (b) (d)	107	— (e)
Series B, 15.00%, 8/30/2031 ‡ (d)	146	— (e)
Series A, 15.00%, 8/30/2031 ‡ (d)	309	— (e)
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (e)	287	—
		4,497
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	7,850	8,038
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	810	769
5.25%, 8/15/2027 (a)	940	414
Ball Corp. 3.13%, 9/15/2031	660	595
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	2,925	2,861
6.38%, 7/15/2032 (a)	610	620
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,235	1,250
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,260	1,259
TriMas Corp. 4.13%, 4/15/2029 (a)	370	356
		16,162
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	460	483
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	575	587
		1,070
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	325	323
3.38%, 8/15/2030	705	651
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	615	651
		1,625
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 0.3%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	735
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	1,026
CCO Holdings LLC
5.13%, 5/1/2027 (a)	825	821
4.75%, 3/1/2030 (a)	4,970	4,776
4.25%, 2/1/2031 (a)	6,421	5,923
4.75%, 2/1/2032 (a)	675	626
4.50%, 6/1/2033 (a)	609	543
Fibercop SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	596
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	584	584
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	690	676
4.13%, 4/15/2030 (a)	1,234	1,210
		17,516
Electric Utilities — 0.8%
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,500	1,534
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	7,480	7,667
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (c)	3,200	2,936
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,445
FirstEnergy Transmission LLC 4.55%, 1/15/2030	8,530	8,598
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,410
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	230
NRG Energy, Inc.
5.75%, 1/15/2028	1,535	1,540
5.25%, 6/15/2029 (a)	475	474
6.00%, 2/1/2033 (a)	800	811
PG&E Corp. 5.00%, 7/1/2028	1,369	1,353
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,510	2,571
Trinidad Generation UnLtd. (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	632	663
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,200	1,200
7.75%, 10/15/2031 (a)	1,355	1,440
		45,872
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — 0.0% ^
Sensata Technologies BV 5.88%, 9/1/2030 (a)	460	464
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	1,050	1,032
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	510	491
6.63%, 7/15/2032 (a)	860	888
		2,411
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.88%, 4/1/2027 (a)	288	288
6.63%, 9/1/2032 (a)	290	297
Noble Finance II LLC 8.00%, 4/15/2030 (a)	510	528
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	192	192
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	587	602
Transocean, Inc. 8.75%, 2/15/2030 (a)	139	148
USA Compression Partners LP 6.88%, 9/1/2027	460	460
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	981	1,071
		3,586
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	780	775
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,960	1,944
		2,719
Financial Services — 0.9%
Block, Inc. 6.50%, 5/15/2032	1,240	1,285
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	980	1,040
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	2,159	2,159
Class B, 0.00%, 8/17/2027 ‡	2,702	2,702
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	3,500	3,508
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,070	1,068
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	13,625	13,943
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (b)	7,285	7,345
5.13%, 7/29/2029 (a)	7,650	7,891
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	888	963
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	635	653
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	893
3.63%, 3/1/2029 (a)	651	621
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	950	985
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	1,194	1,194
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,194	1,194
		47,444
Food Products — 0.4%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	14,555	14,321
4.90%, 4/21/2027	3,820	3,854
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (c)	1,300	1,380
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	1,094	1,055
6.25%, 2/15/2032 (a)	330	339
		20,949
Gas Utilities — 0.0% ^
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	550	528
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,149	1,144
5.38%, 3/1/2029 (a)	110	107
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	715	757
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,803
Transnet (South Africa) 8.25%, 2/6/2028 (c)	2,000	2,096
XPO, Inc.
6.25%, 6/1/2028 (a)	325	331
7.13%, 6/1/2031 (a)	690	718
		6,956
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,070	1,053
Medline Borrower LP
3.88%, 4/1/2029 (a)	716	687
6.25%, 4/1/2029 (a)	1,160	1,192
5.25%, 10/1/2029 (a)	937	928
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	8,500	8,748
		12,608
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	237

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	971	966
5.00%, 4/15/2029 (a)	110	108
Cardinal Health, Inc. 4.50%, 9/15/2030	6,295	6,307
Cencora, Inc. 4.85%, 12/15/2029	7,050	7,211
Community Health Systems, Inc. 6.00%, 1/15/2029 (a)	1,114	1,074
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,360	1,309
Encompass Health Corp. 4.75%, 2/1/2030	1,185	1,168
HCA, Inc.
5.20%, 6/1/2028	10,840	11,103
5.25%, 3/1/2030	6,535	6,753
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	935	794
Tenet Healthcare Corp.
6.25%, 2/1/2027	1,506	1,507
4.63%, 6/15/2028	500	494
4.25%, 6/1/2029	863	840
6.13%, 6/15/2030	1,325	1,345
		40,979
Health Care Technology — 0.0% ^
IQVIA, Inc. 6.25%, 6/1/2032 (a)	2,020	2,082
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	1,044	1,042
7.25%, 7/15/2028 (a)	475	489
6.50%, 4/1/2032 (a)	945	971
		2,502
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	404	393
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	843	828
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,595	1,521
7.00%, 2/15/2030 (a)	780	807
6.50%, 2/15/2032 (a)	616	631
Carnival Corp.
6.00%, 5/1/2029 (a)	2,399	2,430
6.13%, 2/15/2033 (a)	1,445	1,484
Darden Restaurants, Inc. 4.55%, 10/15/2029	4,550	4,566
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,130	1,084
4.00%, 5/1/2031 (a)	1,346	1,268
5.88%, 3/15/2033 (a)	1,520	1,551
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	383
4.50%, 6/15/2029 (a)	250	241
MGM Resorts International
6.13%, 9/15/2029	1,720	1,757
6.50%, 4/15/2032	480	493
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	200	203
6.25%, 3/15/2032 (a)	465	480
6.00%, 2/1/2033 (a)	1,205	1,236
Six Flags Entertainment Corp.
5.25%, 7/15/2029	920	891
6.63%, 5/1/2032 (a)	470	478
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,415	1,395
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	715	740
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,380	1,377
6.25%, 3/15/2033 (a)	920	931
		27,168
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	7,985	8,245
Newell Brands, Inc.
6.38%, 9/15/2027	1,035	1,046
6.63%, 5/15/2032	1,355	1,323
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,252	1,204
		11,818
Household Products — 0.0% ^
Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	1,006
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	945	929
4.38%, 3/31/2029 (a)	324	310
		2,245
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 4.50%, 2/15/2028 (a)	580	575
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,810
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,080	1,148
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	1,730	1,782
		10,315
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 1.0%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	920	939
Athene Global Funding
1.45%, 1/8/2026 (a)	6,929	6,854
5.03%, 7/17/2030 (a)	17,650	17,927
CNO Global Funding 4.95%, 9/9/2029 (a)	8,500	8,694
Equitable America Global Funding 4.95%, 6/9/2030 (a)	10,105	10,308
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,962
HUB International Ltd. 7.25%, 6/15/2030 (a)	1,000	1,046
		55,730
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	495	500
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	555	540
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	4,000	4,070
		4,610
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	545	569
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,145	1,200
Esab Corp. 6.25%, 4/15/2029 (a)	430	442
Hillenbrand, Inc. 6.25%, 2/15/2029	1,035	1,057
Terex Corp. 6.25%, 10/15/2032 (a)	385	390
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	950	983
		4,072
Marine Transportation — 0.0% ^
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	1,000	1,048
Media — 0.6%
Charter Communications Operating LLC 6.15%, 11/10/2026	9,150	9,287
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	352	342
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,780	1,403
Directv Financing LLC 5.88%, 8/15/2027 (a)	791	787
DISH DBS Corp.
7.75%, 7/1/2026	950	924
5.25%, 12/1/2026 (a)	2,380	2,309
5.75%, 12/1/2028 (a)	1,045	983
Gray Media, Inc.
10.50%, 7/15/2029 (a)	305	332
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
5.38%, 11/15/2031 (a)	1,068	787
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,544	1,323
7.75%, 8/15/2030 (a)	383	304
Lamar Media Corp. 4.00%, 2/15/2030	845	803
News Corp. 3.88%, 5/15/2029 (a)	428	413
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	845	844
4.75%, 11/1/2028 (a)	1,495	1,468
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,160	1,115
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	399
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	785	748
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	4,000	3,860
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,358	1,310
TEGNA, Inc.
4.63%, 3/15/2028	577	572
5.00%, 9/15/2029	1,011	1,012
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,495	1,503
		32,828
Metals & Mining — 0.1%
Alumina Pty. Ltd. 6.38%, 9/15/2032 (a)	585	596
Carpenter Technology Corp. 6.38%, 7/15/2028	540	541
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	1,090	1,089
4.63%, 3/1/2029 (a)	480	455
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	258	258
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (c)	3,150	3,029
Novelis Corp. 4.75%, 1/30/2030 (a)	1,105	1,063
		7,031
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	5,000	4,988
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	4,000	3,967
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,205	1,263
		10,218
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,284
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	239

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	1,602	1,592
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	689
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	260	265
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	490	500
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	745	775
Buckeye Partners LP 6.88%, 7/1/2029 (a)	990	1,026
California Resources Corp. 7.13%, 2/1/2026 (a)	131	131
Chord Energy Corp. 6.75%, 3/15/2033 (a)	370	379
Civitas Resources, Inc.
8.63%, 11/1/2030 (a)	730	760
8.75%, 7/1/2031 (a)	383	394
9.63%, 6/15/2033 (a)	85	90
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	961	947
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	1,027	1,069
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,430
Ecopetrol SA (Colombia) 8.63%, 1/19/2029	820	888
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,167
Expand Energy Corp. 6.75%, 4/15/2029 (a)	1,579	1,596
FS Luxembourg Sarl (Brazil) 8.63%, 6/25/2033 (a)	1,070	1,092
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (a)	523	548
Genesis Energy LP 7.75%, 2/1/2028	675	682
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	14,735
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,487	1,470
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	710	726
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	610	628
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	1,080	1,098
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	975	962
Kinder Morgan, Inc. 5.15%, 6/1/2030	3,000	3,085
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,120	1,130
Matador Resources Co.
6.88%, 4/15/2028 (a)	320	327
6.50%, 4/15/2032 (a)	930	944
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	1,130	1,137
MPLX LP 4.80%, 2/15/2031	18,640	18,654
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	277	283
8.38%, 2/15/2032 (a)	277	281
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
NuStar Logistics LP
5.63%, 4/28/2027	1,110	1,116
6.38%, 10/1/2030	187	194
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	685	698
5.88%, 7/1/2029 (a)	1,060	1,060
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	2,584	2,456
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	1,000	1,059
6.84%, 1/23/2030	4,485	4,458
6.70%, 2/16/2032	3,800	3,644
10.00%, 2/7/2033	6,000	6,700
Range Resources Corp. 4.75%, 2/15/2030 (a)	745	727
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	600	590
SM Energy Co. 6.63%, 1/15/2027	740	741
Sunoco LP
4.50%, 5/15/2029	1,369	1,334
7.25%, 5/1/2032 (a)	615	651
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	580	579
6.00%, 12/31/2030 (a)	1,285	1,266
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	1,000	943
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,310	1,256
Venture Global LNG, Inc. 9.50%, 2/1/2029 (a)	1,675	1,842
Venture Global Plaquemines LNG LLC 6.50%, 1/15/2034 (a)	1,165	1,216
Vital Energy, Inc. 7.75%, 7/31/2029 (a)	880	880
		97,890
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	731	732
5.75%, 4/20/2029 (a)	2,565	2,579
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	925	919
United Airlines, Inc.
4.38%, 4/15/2026 (a)	776	773
4.63%, 4/15/2029 (a)	635	625
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	720	749
		6,377
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,187	1,181
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	640	644
		1,825
Pharmaceuticals — 0.0% ^
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	1,273	1,149
Organon & Co.
4.13%, 4/30/2028 (a)	730	699
5.13%, 4/30/2031 (a)	537	460
		2,308
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	990	917
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	7,910	8,066
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	516	515
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,100	1,191
Broadcom, Inc. 4.60%, 7/15/2030	12,635	12,757
Entegris, Inc.
4.38%, 4/15/2028 (a)	540	525
5.95%, 6/15/2030 (a)	1,630	1,651
Marvell Technology, Inc. 4.75%, 7/15/2030	15,315	15,455
		32,094
Software — 0.1%
Elastic NV 4.13%, 7/15/2029 (a)	605	582
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	655	646
5.13%, 4/15/2029 (a)	527	520
RingCentral, Inc. 8.50%, 8/15/2030 (a)	795	848
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	1,620	1,681
		4,277
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	759	754
5.00%, 7/15/2028 (a)	810	804
		1,558
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	525	519
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	432
7.50%, 6/15/2029	895	919
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
6.63%, 10/1/2030 (a)	570	585
Escrow Rite Aid 0.00%, 12/31/2049 ‡	101	— (e)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,110	1,041
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	546	530
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	299	296
3.88%, 6/1/2029 (a)	550	527
Penske Automotive Group, Inc. 3.75%, 6/15/2029	560	534
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,095	1,065
Staples, Inc.
10.75%, 9/1/2029 (a)	355	340
12.75%, 1/15/2030 (a)	429	305
		7,093
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	334	355
4.13%, 1/15/2031 (a)	1,060	966
8.50%, 7/15/2031 (a)	81	86
		1,407
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	870	869
7.00%, 6/15/2030 (a)	220	229
Imola Merger Corp. 4.75%, 5/15/2029 (a)	945	921
United Rentals North America, Inc.
5.25%, 1/15/2030	550	552
3.75%, 1/15/2032	1,095	1,009
6.13%, 3/15/2034 (a)	1,290	1,336
WESCO Distribution, Inc.
6.63%, 3/15/2032 (a)	885	918
6.38%, 3/15/2033 (a)	1,250	1,297
		7,131
Wireless Telecommunication Services — 0.1%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	665	693
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	1,639	1,675
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	586	542
		2,910
Total Corporate Bonds (Cost $1,816,314)		1,831,336
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	241

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 22.0%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,097	1,028
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	2,028
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	4,000	4,194
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	5,091	5,154
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	5,500	5,605
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	7,500	7,572
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	5,345	5,411
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	2,593	2,640
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	1,800	1,899
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	4,000	4,157
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	4,999	5,037
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	8,537	8,608
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	545
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,603
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	5,303
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,764
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	6,300	5,985
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,465
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (a)	2,000	1,856
Amur Equipment Finance Receivables LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	3,201
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	7,408	7,526
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	357	338
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	2,038
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.67%, 4/22/2031 (a) (f)	896	896
Avis Budget Rental Car Funding AESOP LLC
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	1,700	1,713
Series 2022-4A, Class B, 5.46%, 2/20/2029 (a)	7,250	7,364
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,522
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,000	2,072
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,200
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	1,190	1,222
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.77%, 10/17/2032 (a) (f)	10,250	10,254
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,542
BHG Securitization Trust Series 2021-B, Class B, 1.67%, 10/17/2034 (a)	4,215	4,144
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class BR, 5.87%, 10/15/2034 (a) (f)	10,500	10,494
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	509	507
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	6,635	6,275
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	4,036
Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,791
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,582
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375	6,495
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	4,500	4,753
Series 2025-2, Class D, 5.62%, 3/17/2031	5,000	5,102
Series 2025-3, Class C, 4.81%, 5/15/2031	8,400	8,446
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	3,242	3,338
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	2,482	2,476
BXMT Ltd.
Series 2021-FL4, Class A, 5.53%, 5/15/2038 (a) (f)	1,818	1,813
Series 2021-FL4, Class C, 6.23%, 5/15/2038 (a) (f)	1,750	1,700
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class BR, 5.92%, 10/20/2034 (a) (f)	13,000	13,000
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.88%, 4/20/2032 (a) (f)	6,222	6,227
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 7/10/2029 (a)	4,982	5,141
Series 2023-P3, Class C, 6.09%, 11/13/2029 (a)	2,675	2,794
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,803
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,212
Series 2024-N3, Class C, 4.90%, 12/10/2030 (a)	4,500	4,525
Series 2024-P4, Class B, 5.00%, 2/10/2031	8,900	9,125
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (f)	2,594	2,490
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	1,287	993
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (f)	826	793
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	5,384	5,431
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class BR3, 5.78%, 10/21/2031 (a) (f)	10,435	10,407
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.93%, 4/20/2034 (a) (f)	10,250	10,253
Consumer Portfolio Services Auto Trust
Series 2025-A, Class C, 5.25%, 4/15/2031 (a)	11,000	11,136
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	11,060	11,167
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	4,118	4,102
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	8,041	7,980
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,632
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	14,220	14,298
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,281
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,671
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,089
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,368
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,268
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	6,450	6,646
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,350
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,080
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	4,550	4,574
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	6,000	6,084
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	8,142	8,347
Crossroads Asset Trust Series 2025-A, Class B, 5.20%, 2/20/2032 (a)	1,500	1,524
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	5,285	5,318
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	7,920	8,020
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	179	178
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	4,775	4,797
Series 2024-2, Class D, 4.94%, 5/17/2032	3,250	3,273
Series 2025-1, Class D, 5.41%, 9/15/2032	4,000	4,076
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	4,964	4,669
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class BR2, 5.92%, 7/17/2034 (a) (f)	15,000	15,005
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.83%, 4/20/2034 (a) (f)	10,000	10,007
DT Auto Owner Trust
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	288	287
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,165	9,072
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	5,839	5,774
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	2,800	2,998
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	2,800	2,987
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	1,316	1,251
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	5,269	5,208
Series 2021-4A, Class D, 1.96%, 1/17/2028	7,274	7,210
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,355	2,364
Series 2025-3A, Class D, 5.57%, 10/15/2031	11,250	11,476
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,770	10,841
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	4,030	4,052
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,342
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,919
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,793
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	5,000	4,446
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,300	2,025
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,000	5,801
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000	2,888
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	2,952	2,919
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	4,895	4,639
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	2,416	2,421
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	5,530	5,554
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	243

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class B, 4.94%, 4/15/2052 (a)	4,080	4,107
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,545
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,626
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	4,580	4,533
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	2,000	2,046
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	3,000	3,039
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	5,750	5,856
GLS Auto Select Receivables Trust
Series 2024-3A, Class B, 5.64%, 8/15/2030 (a)	1,200	1,227
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,000	1,018
Series 2025-1A, Class C, 5.26%, 3/15/2031 (a)	2,470	2,517
Series 2025-3A, Class C, 4.94%, 9/15/2031 (a)	1,750	1,763
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	2,468	2,406
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,045
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	1,000	1,019
Series 2025-2A, Class A3, 5.02%, 6/25/2060 (a)	3,065	3,112
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (f)	8,325	8,412
Hertz Vehicle Financing III LLC Series 2025-4A, Class C, 6.48%, 12/25/2031 (a)	4,500	4,570
Hertz Vehicle Financing LLC
Series 2025-1A, Class C, 6.03%, 9/25/2029 (a)	2,000	2,017
Series 2025-3A, Class C, 6.13%, 12/26/2029 (a)	5,000	5,055
Hilton Grand Vacations Trust
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	5,003	5,076
Series 2024-3A, Class B, 5.27%, 8/27/2040 (a)	2,084	2,109
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	2,515	2,549
Series 2025-1A, Class C, 5.52%, 5/27/2042 (a)	4,482	4,532
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	3,805	3,816
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	1,938	1,944
HINNT LLC Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	813	825
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,595	9,262
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	5,845	5,455
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	450	418
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B2, 5.70%, 10/20/2032 (a) (f)	2,422	2,427
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	20,000	20,049
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class B1R, 6.01%, 1/25/2035 (a) (f)	13,000	13,000
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.78%, 7/20/2031 (a) (f)	7,098	7,076
LCM Ltd. (Cayman Islands)
Series 36A, Class BR, 5.82%, 1/15/2034 (a) (f)	9,396	9,369
Series 34A, Class BR, 6.03%, 10/20/2034 (a) (f)	13,000	13,000
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	337	336
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	58	58
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,617
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,261
Series 2024-1A, Class B, 5.88%, 6/21/2032 (a)	3,150	3,199
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	2,000	2,014
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	19,125	19,265
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.78%, 10/19/2034 (a) (f)	7,000	6,982
Magnetite Ltd. (Cayman Islands) Series 2020-25A, Class A, 5.78%, 1/25/2032 (a) (f)	1,144	1,145
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	2,500	2,558
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	2,197	2,259
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,705
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	2,008	2,022
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,313
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	7,731	7,794
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	2,024	2,037
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 5.24%, 8/25/2034 (f)	68	68
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,321	1,345
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	944	961
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class BR, 5.80%, 4/15/2034 (a) (f)	8,860	8,860
Series 2022-49A, Class BR, 5.87%, 7/25/2035 (a) (f)	3,366	3,366
Series 2021-42A, Class BR, 5.72%, 7/16/2036 (a) (f)	10,250	10,237
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,641
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (g)	3,918	3,989
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,978	1,926
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.54%, 1/16/2037 (a) (f)	3,500	3,503
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,736
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,808
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	1,547	1,513
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	803	786
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	1,900	1,902
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	2,198	2,152
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	9,700	9,709
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	3,500	3,504
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	8,250	8,276
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	5,000	5,014
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	106	106
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-3A, Class A2, 5.88%, 8/8/2032 (a) (f)	8,561	8,569
Series 2025-1A, Class A2, 5.41%, 2/15/2033 (a) (f)	10,250	10,181
PEAC Solutions Receivables LLC Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	2,250	2,294
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,051	1,087
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (f)	3,292	3,295
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	6,110
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,328
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	2,011
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,230
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	2,998	2,778
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	13,085	12,083
Purchasing Power Funding LLC
Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	750	756
Series 2024-A, Class C, 6.80%, 8/15/2028 (a)	2,700	2,730
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	3,981	4,050
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	1,941	1,941
Reach ABS Trust
Series 2025-2A, Class A, 4.93%, 8/18/2032 (a)	10,816	10,847
Series 2025-2A, Class B, 5.12%, 8/18/2032 (a)	3,500	3,530
Republic Finance Issuance Trust
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	1,000	988
Series 2024-A, Class B, 6.47%, 8/20/2032 (a)	2,889	2,934
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	5,530	5,639
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 5.87%, 1/15/2036 (a) (f)	9,345	9,351
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	5,049	5,102
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	6,580	6,658
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	3,750	3,762
Series 2024-B, Class D, 5.48%, 1/18/2033 (a)	3,000	3,010
Series 2023-B, Class C, 5.93%, 12/15/2033 (a)	4,868	4,916
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	929	925
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	7,068
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,082
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,223
Series 2024-2, Class D, 6.28%, 8/15/2031	5,000	5,191
Series 2025-3, Class C, 4.68%, 9/15/2031	10,890	11,006
Series 2025-3, Class D, 5.11%, 9/15/2031	6,000	6,049
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,125
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,459
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,956
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	245

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-5, Class D, 5.14%, 2/17/2032	1,916	1,940
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,707
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,244
Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	317	317
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,840
SCF Equipment Trust LLC Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,033	1,064
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	184	182
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	163	161
Series 2021-2A, Class A, 1.35%, 9/20/2038 (a)	184	181
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	3,352	3,392
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	1,291	1,303
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	2,798	2,826
Series 2025-2A, Class B, 4.93%, 4/20/2044 (a)	1,318	1,329
Series 2025-2A, Class C, 5.32%, 4/20/2044 (a)	1,862	1,883
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class C, 5.08%, 8/20/2029 (a)	4,000	4,042
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	1,638	1,581
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	2,660	2,773
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,685	1,709
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 6.02%, 10/15/2031 (a) (f)	5,822	5,826
Series 2018-20A, Class BR2, 5.87%, 1/16/2032 (a) (f)	9,350	9,357
Series 2019-21A, Class BR2, 5.67%, 7/15/2032 (a) (f)	13,000	12,926
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class BR2, 5.71%, 7/29/2035 (a) (f)	15,000	15,000
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class BR2, 5.87%, 4/15/2031 (a) (f)	6,667	6,677
Tricolor Auto Securitization Trust Series 2025-1A, Class B, 5.18%, 6/15/2029 (a)	5,000	5,037
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,687
Upstart Pass-Through Trust Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	91	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	781	786
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 ‡ (a)	6,785	6,803
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 5.72%, 4/20/2032 (a) (f)	7,161	7,166
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	4,271	4,347
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	460	462
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	7,250	7,465
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	2,750	2,785
VFI ABS LLC
Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	399	402
Series 2025-1A, Class A, 4.78%, 6/24/2030 (a)	5,395	5,408
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (g)	1,427	1,427
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (a) (g)	773	773
VOLT CIII LLC Series 2021-CF1, Class A1, 5.99%, 8/25/2051 (a) (g)	1,699	1,699
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (g)	4,217	4,214
VOLT CVI LLC Series 2021-NP12, Class A1, 5.73%, 12/26/2051 (a) (g)	2,370	2,368
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (g)	96	96
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (g)	968	968
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (g)	415	415
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.89%, 4/19/2031 (a) (f)	8,000	8,010
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,500	2,547
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	1,400	1,416
Series 2025-1, Class C, 5.34%, 11/15/2035 (a)	8,000	8,105
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	1,515	1,538
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	2,461	2,497
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	2,204	2,237
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	1,708	1,702
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	13,000	12,953
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,084
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	7,000	7,137
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 5.56%, 1/20/2035 (a) (f)	15,000	15,025
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,011
Total Asset-Backed Securities (Cost $1,220,009)		1,225,067
Collateralized Mortgage Obligations — 15.0%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (g)	6,385	6,428
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	111	100
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (g)	6,000	6,032
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (f)	166	164
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (f)	1,060	997
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (f)	4,000	3,834
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (f)	47	46
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (f)	114	111
Brean Asset-Backed Securities Trust
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (f)	3,941	3,870
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (a)	9,235	8,971
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (g)	4,000	4,034
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (f)	2,000	1,967
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	469	299
Series 2006-HYB2, Class 2A1B, 4.58%, 4/20/2036 (f)	64	58
CIM Trust Series 2019-INV2, Class A11, 5.41%, 5/25/2049 (a) (f)	58	56
Connecticut Avenue Securities Trust
Series 2021-R02, Class 2M2, 6.35%, 11/25/2041 (a) (f)	6,193	6,246
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-R03, Class 1M2, 6.00%, 12/25/2041 (a) (f)	9,450	9,509
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (g)	2,000	2,022
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	677	612
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.94%, 10/25/2047 (f)	567	434
FHLMC, REMIC
Series 5394, Class AV, 5.50%, 1/25/2035	5,995	6,123
Series 3036, Class NE, 5.00%, 9/15/2035	64	66
Series 5510, Class GV, 5.50%, 12/25/2035	13,632	13,988
Series 5516, Class DV, 6.00%, 12/25/2035	9,356	9,701
Series 5530, Class V, 5.50%, 2/25/2036	15,819	16,258
Series 3294, Class NE, 5.50%, 3/15/2037	141	148
Series 3878, Class PL, 4.50%, 11/15/2040	7,404	7,420
Series 4012, Class GS, IF, IO, 2.04%, 3/15/2042 (f)	3,609	530
Series 5182, Class D, 2.50%, 11/25/2043	17,419	16,326
Series 4338, Class SA, IF, IO, 1.54%, 5/15/2044 (f)	3,261	388
Series 4477, Class SA, IF, IO, 1.69%, 5/15/2045 (f)	3,222	400
Series 4505, Class SA, IF, IO, 1.69%, 8/15/2045 (f)	2,738	317
Series 4681, Class SD, IF, IO, 1.69%, 5/15/2047 (f)	251	32
Series 5194, Class H, 2.50%, 10/25/2047	31,358	28,518
Series 4925, Class SH, IF, IO, 1.64%, 10/25/2049 (f)	5,911	615
Series 4954, Class SB, IF, IO, 1.59%, 2/25/2050 (f)	6,132	741
Series 5021, Class MI, IO, 3.00%, 10/25/2050	20,717	3,578
Series 5551, Class BA, 5.00%, 10/25/2051	36,907	36,785
Series 5531, Class DA, 5.00%, 3/25/2052	20,556	20,486
Series 4632, Class MA, 4.00%, 8/15/2054	4,167	4,102
Series 4634, Class MD, 5.00%, 11/15/2054	6,235	6,258
Series 5470, Class FG, 5.55%, 11/25/2054 (f)	22,265	22,283
Series 5472, Class FE, 5.70%, 11/25/2054 (f)	24,742	24,898
Series 5481, Class FA, 5.75%, 12/25/2054 (f)	18,851	18,996
Series 5481, Class FC, 5.85%, 12/25/2054 (f)	26,077	26,256
Series 4630, Class MA, 4.00%, 1/15/2055	5,186	5,151
Series 4839, Class WS, IF, IO, 1.64%, 8/15/2056 (f)	10,756	1,576
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	247

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 1.54%, 8/15/2042 (f)	2,759	292
Series 342, Class S7, IF, IO, 1.65%, 2/15/2045 (f)	1,136	130
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	633	51
Series 2024-101, Class DV, 5.50%, 12/25/2035	4,771	4,971
Series 2025-4, Class PV, 5.50%, 1/25/2036	5,032	5,264
Series 2025-27, Class BV, 5.50%, 3/25/2036	14,264	14,759
Series 2025-29, Class CV, 5.50%, 4/25/2036	12,001	12,359
Series 2025-56, Class BV, 5.50%, 7/25/2036	12,235	12,554
Series 2015-85, Class SA, IF, IO, 1.16%, 11/25/2045 (f)	2,656	271
Series 2016-74, Class GS, IF, IO, 1.54%, 10/25/2046 (f)	1,338	183
Series 2017-31, Class SG, IF, IO, 1.64%, 5/25/2047 (f)	6,755	815
Series 2024-27, Class CA, 5.50%, 12/25/2048	3,066	3,093
Series 2019-31, Class S, IF, IO, 1.59%, 7/25/2049 (f)	3,246	391
Series 2024-20, Class MA, 5.00%, 11/25/2049	23,442	23,545
Series 2025-22, Class BA, 5.00%, 11/25/2051	27,178	27,123
Series 2025-62, Class CA, 5.50%, 1/25/2052	28,553	28,853
Series 2022-12, Class GE, 2.50%, 3/25/2052	16,222	14,985
Series 2022-42, Class EA, 3.75%, 6/25/2052	47,895	46,479
Series 2022-43, Class P, 4.00%, 7/25/2052	8,037	7,892
Series 2025-51, Class A, 5.50%, 1/25/2053	48,916	49,497
Series 2024-67, Class FA, 5.52%, 9/25/2054 (f)	5,466	5,478
Series 2024-96, Class FA, 5.75%, 12/25/2054 (f)	11,398	11,486
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	220	40
Series 2015-123, Class SE, IF, IO, 1.27%, 9/20/2045 (f)	3,393	351
Series 2016-108, Class SM, IF, IO, 1.65%, 8/20/2046 (f)	598	87
Series 2024-110, Class LC, 3.50%, 4/20/2048	26,946	25,926
Series 2018-139, Class SB, IF, IO, 1.70%, 10/20/2048 (f)	4,912	756
Series 2025-4, Class LA, 3.00%, 7/20/2051	16,309	15,438
Series 2024-184, Class BG, 3.50%, 10/20/2051	6,294	6,062
Series 2025-1, Class GC, 3.50%, 10/20/2051	30,153	28,881
Series 2024-1, Class KB, 2.50%, 12/20/2051	16,717	15,764
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-151, Class HB, 4.50%, 10/20/2052	33,665	33,330
Series 2025-65, Class FP, 5.35%, 4/20/2055 (f)	15,777	15,781
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (g)	8,468	8,249
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.39%, 9/25/2040 ‡ (a) (g) (h)	7,440	7,451
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (g)	5,444	5,453
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	4,673	4,707
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (f)	2,500	2,520
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (g)	16,725	16,737
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 3.15%, 7/16/2030 (a) (f)	5,000	5,016
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	3,650	3,678
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	4,359	4,381
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	2,355	2,372
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (g)	5,250	5,269
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (f)	3,041	2,692
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	5,487	5,521
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (f)	11,282	10,980
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (g)	1,135	1,138
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 4.82%, 7/25/2046 (f)	830	579
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (g)	5,600	5,605
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 5.35%, 5/25/2035 (f)	43	42
Total Collateralized Mortgage Obligations (Cost $830,924)		833,007
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 10.9%
U.S. Treasury Notes
4.13%, 6/15/2026	3,010	3,014
4.25%, 3/15/2027	440	443
4.50%, 5/15/2027	46,550	47,170
3.25%, 6/30/2027	2,140	2,125
4.38%, 7/15/2027	19,470	19,721
3.75%, 8/15/2027	45,315	45,405
3.38%, 9/15/2027	2,920	2,906
3.88%, 10/15/2027	3,315	3,332
4.13%, 10/31/2027	215	217
4.00%, 12/15/2027	3,625	3,657
3.50%, 1/31/2028	690	688
3.75%, 5/15/2028	635	638
3.88%, 6/15/2028	78,915	79,525
3.88%, 7/15/2028	265,760	267,816
3.63%, 8/15/2028	111,040	111,188
4.63%, 9/30/2028	1,230	1,267
3.88%, 6/30/2030	16,490	16,625
Total U.S. Treasury Obligations (Cost $601,780)		605,737
Mortgage-Backed Securities — 9.6%
FHLMC
Pool # 841360, ARM, 6.63%, 11/1/2046 (f)	14,545	15,066
Pool # 841368, ARM, 6.60%, 9/1/2047 (f)	4,212	4,336
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	1,181	1,168
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	21	20
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	134	132
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,512	1,492
Pool # SB8184, 4.00%, 10/1/2037	8,034	7,888
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	9,885	9,406
Pool # SD8233, 5.00%, 7/1/2052	6,431	6,380
Pool # RA9453, 6.00%, 7/1/2053	26,839	27,630
Pool # SD8343, 6.00%, 7/1/2053	39,730	40,727
Pool # SD4893, 6.00%, 2/1/2054	53,197	54,817
Pool # SD8402, 6.00%, 2/1/2054	31,668	32,364
Pool # SD7572, 6.50%, 5/1/2054	36,782	38,429
Pool # RJ1970, 6.00%, 7/1/2054	4,558	4,662
Pool # SD6636, 5.50%, 10/1/2054	15,954	16,176
Pool # SL0226, 6.00%, 2/1/2055	13,164	13,576
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	1,761	1,741
Pool # AL9552, 3.50%, 8/1/2031	138	136
Pool # AS9697, 3.50%, 5/1/2032	55	54
Pool # FM1156, 2.50%, 4/1/2033	4,075	3,935
Pool # FS2930, 4.00%, 9/1/2037	8,279	8,134
Pool # MA5558, 5.00%, 12/1/2039	15,889	16,054
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	100	98
Pool # MA1527, 3.00%, 8/1/2033	64	62
Pool # MA1921, 3.50%, 6/1/2034	3,574	3,485
Pool # FM3933, 3.00%, 6/1/2037	16,815	16,002
Pool # CA1791, 3.50%, 2/1/2038	6,357	6,173
Pool # FM3075, 3.50%, 11/1/2039	19,927	19,167
Pool # CA8310, 2.50%, 12/1/2040	11,372	10,296
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	22,397	21,637
Pool # AL7453, 4.00%, 2/1/2045	2,906	2,821
Pool # FS2237, 4.00%, 10/1/2046	22,879	22,184
Pool # FS1847, 4.00%, 1/1/2049	6,907	6,575
Pool # FS0085, 4.00%, 11/1/2050	11,849	11,270
Pool # MA4842, 5.50%, 12/1/2052	6,809	6,887
Pool # MA5039, 5.50%, 6/1/2053	5,900	5,949
Pool # MA5191, 6.00%, 11/1/2053	18,147	18,615
Pool # MA5216, 6.00%, 12/1/2053	29,282	30,035
Pool # MA5328, 6.00%, 4/1/2054	4,350	4,448
Pool # MA5445, 6.00%, 8/1/2054	2,979	3,044
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	7,613	7,083
Pool # BF0144, 3.50%, 10/1/2056	4,445	4,006
Pool # BF0184, 4.00%, 2/1/2057	2,245	2,099
Pool # BF0263, 3.50%, 5/1/2058	4,424	3,987
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	3,007	2,927
Pool # 787548, 5.50%, 9/20/2054	21,984	22,203
Total Mortgage-Backed Securities (Cost $540,018)		535,376
Commercial Mortgage-Backed Securities — 4.7%
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 5B13, 2.17%, 5/25/2052 ‡ (a) (f)	5,000	4,405
BX
Series 2021-MFM1, Class D, 5.98%, 1/15/2034 (a) (f)	1,400	1,400
Series 2021-MFM1, Class E, 6.73%, 1/15/2034 (a) (f)	1,782	1,782
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	249

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.05%, 2/15/2039 (a) (f)	708	710
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.11%, 4/10/2048 (f)	3,600	3,262
Series 2015-GC31, Class C, 3.90%, 6/10/2048 (f)	530	105
Series 2015-GC33, Class B, 4.67%, 9/10/2058 (f)	3,500	3,272
Commercial Mortgage Trust
Series 2014-CR14, Class B, 3.79%, 2/10/2047 (f)	2,511	2,423
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,740
Series 2014-CR19, Class D, 4.57%, 8/10/2047 (a) (f)	106	103
Series 2014-UBS5, Class C, 4.88%, 9/10/2047 (f)	2,750	2,530
Series 2014-CR20, Class C, 4.83%, 11/10/2047 (f)	492	474
Series 2015-LC21, Class D, 4.45%, 7/10/2048 (f)	1,000	896
Series 2015-CR26, Class B, 4.67%, 10/10/2048 (f)	2,550	2,501
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.90%, 11/15/2048 (f)	2,973	2,823
FHLMC Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (f)	237	236
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.25%, 7/25/2026 (f)	35,700	410
Series KC05, Class X1, IO, 1.34%, 6/25/2027 (f)	24,649	291
Series K068, Class X1, IO, 0.54%, 8/25/2027 (f)	223,932	1,536
Series K739, Class X1, IO, 1.26%, 9/25/2027 (f)	59,935	1,018
Series K078, Class X1, IO, 0.22%, 6/25/2028 (f)	47,768	147
Series K090, Class X3, IO, 2.39%, 10/25/2029 (f)	32,598	2,477
Series K112, Class X1, IO, 1.53%, 5/25/2030 (f)	24,614	1,369
Series Q012, Class X, IO, 4.01%, 9/25/2035 (f)	10,616	1,627
Series K061, Class X3, IO, 2.05%, 12/25/2044 (f)	2,775	66
Series K070, Class X3, IO, 2.11%, 12/25/2044 (f)	16,537	705
Series K072, Class X3, IO, 2.21%, 12/25/2045 (f)	1,200	56
Series K087, Class X3, IO, 2.35%, 1/25/2046 (f)	13,786	916
Series K097, Class X3, IO, 2.09%, 9/25/2046 (f)	20,477	1,442
Series K104, Class X3, IO, 1.96%, 2/25/2047 (f)	25,300	1,848
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K088, Class X3, IO, 2.43%, 2/25/2047 (f)	9,575	685
Series K735, Class X3, IO, 2.23%, 5/25/2047 (f)	40,532	591
Series K093, Class X3, IO, 2.28%, 5/25/2047 (f)	50,000	3,620
Series K095, Class X3, IO, 2.17%, 8/25/2047 (f)	25,000	1,806
Series K736, Class X3, IO, 2.07%, 9/25/2047 (f)	50,000	826
Series K099, Class X3, IO, 2.02%, 10/25/2047 (f)	13,745	923
Series K105, Class X3, IO, 2.04%, 3/25/2048 (f)	40,058	3,126
Series K111, Class X3, IO, 3.29%, 4/25/2048 (f)	15,644	2,041
Series K110, Class X3, IO, 3.49%, 6/25/2048 (f)	15,544	2,080
Series K114, Class X3, IO, 2.83%, 8/25/2048 (f)	10,750	1,173
Series K115, Class X3, IO, 3.06%, 9/25/2048 (f)	21,273	2,548
Series K125, Class X3, IO, 2.74%, 2/25/2049 (f)	15,690	1,873
FNMA ACES
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (f)	46,300	2,645
Series 2020-M37, Class X, IO, 1.07%, 4/25/2032 (f)	64,199	2,324
FREMF Series 2018-KF46, Class B, 6.41%, 3/25/2028 (a) (f)	11	11
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.96%, 9/25/2024 (a) (f)	58	58
Series 2018-KF53, Class B, 6.51%, 10/25/2025 (f)	369	368
Series 2019-KC03, Class B, 4.47%, 1/25/2026 (a) (f)	5,000	4,946
Series 2019-KF60, Class B, 6.81%, 2/25/2026 (a) (f)	631	625
Series 2019-KF62, Class B, 6.51%, 4/25/2026 (a) (f)	212	208
Series 2019-KC06, Class B, 3.96%, 9/25/2026 (a) (f)	7,600	7,360
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	97,125	227
Series 2018-K82, Class D, PO, 10/25/2028 (a)	9,393	7,346
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	66
Series 2019-KC07, Class C, 3.75%, 10/25/2029 (a) (f)	4,700	3,919
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (f)	7,500	6,099
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	4,100	2,730
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	67,907	256
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	4,100	17
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,000	6,755
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,900	5,263
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,000	5,980
Series 2020-K115, Class D, PO, 9/25/2053 (a)	7,500	5,246
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	80,721	306
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	18,200	73
Series 2020-K118, Class D, PO, 10/25/2053 (a)	7,500	5,051
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	81,877	315
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	16,750	68
Series 2020-K739, Class D, PO, 11/25/2053 (a)	7,000	5,814
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	67,930	99
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	17,500	29
Series 2021-K126, Class D, PO, 1/25/2054 (a)	9,500	6,103
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	97,969	398
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	25,000	109
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,284
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	4,200	3,867
GS Mortgage Securities Trust
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (f)	2,250	304
Series 2015-GC30, Class C, 4.16%, 5/10/2050 (f)	3,695	3,104
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.34%, 7/15/2048 (f)	7,732	5,995
Series 2015-C31, Class B, 4.73%, 8/15/2048 (f)	4,410	4,168
Series 2015-C31, Class C, 4.73%, 8/15/2048 (f)	3,360	2,633
Series 2016-C1, Class D1, 4.35%, 3/17/2049 (a) (f)	4,600	4,022
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.64%, 3/15/2050 (a) (f)	3,725	2,887
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (f)	839	797
Life Mortgage Trust Series 2021-BMR, Class C, 5.58%, 3/15/2038 (a) (f)	300	298
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.08%, 4/15/2038 (a) (f)	1,800	1,803
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,961
Series 2015-C24, Class C, 4.30%, 5/15/2048 (f)	2,060	2,008
Series 2016-C31, Class B, 3.88%, 11/15/2049 (f)	2,577	2,442
Series 2015-C23, Class D, 4.29%, 7/15/2050 (a) (f)	2,000	1,940
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.29%, 5/15/2048 (f)	5,377	5,175
Series 2020-HR8, Class XA, IO, 1.91%, 7/15/2053 (f)	18,685	1,282
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,160
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,040
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,463
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	5,182
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.71%, 10/25/2049 (a) (f)	3,596	3,650
Series 2020-01, Class M10, 8.21%, 3/25/2050 (a) (f)	3,680	3,772
PRM5 Trust
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (a) (f)	310	309
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (a) (f)	220	219
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	3,009	3,098
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	266
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 6.13%, 11/15/2036 (a) (f)	3,600	3,591
Series 2021-LIH, Class C, 6.43%, 11/15/2036 (a) (f)	2,200	2,193
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (f)	557	545
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,478	2,182
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	251

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-C29, Class C, 4.32%, 6/15/2048 (f)	3,750	3,634
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	577
Series 2015-LC22, Class D, 4.83%, 9/15/2058 (f)	10,106	8,894
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (f)	34	33
Series 2014-C22, Class C, 3.76%, 9/15/2057 (f)	8,583	7,210
Series 2014-C22, Class D, 3.90%, 9/15/2057 (a) (f)	1,000	386
Series 2014-C22, Class B, 4.37%, 9/15/2057 (f)	3,000	2,730
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (f)	4,845	4,979
Series 2025-DC, Class B, 5.73%, 7/15/2040 (a) (f)	570	581
Series 2025-DC, Class C, 6.23%, 7/15/2040 (a) (f)	1,000	1,023
Total Commercial Mortgage-Backed Securities (Cost $281,530)		261,363
Foreign Government Securities — 1.1%
Arab Republic of Egypt
7.60%, 3/1/2029 (c)	5,550	5,650
8.63%, 2/4/2030 (c)	1,000	1,028
Argentine Republic
1.00%, 7/9/2029	708	560
4.12%, 7/9/2035 (g)	1,775	1,125
Benin Government Bond 7.96%, 2/13/2038 (a)	1,420	1,394
Commonwealth of the Bahamas
8.95%, 10/15/2032 (c)	1,000	1,073
8.25%, 6/24/2036 (a)	1,196	1,235
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	3,040	2,941
7.05%, 2/3/2031 (a)	1,140	1,218
Federal Republic of Nigeria
6.50%, 11/28/2027 (c)	3,600	3,606
8.38%, 3/24/2029 (c)	1,400	1,454
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (c)	2,800	2,805
7.50%, 1/13/2029 (c)	1,500	1,563
5.85%, 7/7/2030 (c)	1,000	986
Islamic Republic of Pakistan
6.00%, 4/8/2026 (c)	800	795
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

6.88%, 12/5/2027 (c)	3,000	2,956
7.38%, 4/8/2031 (a)	800	755
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,530	2,760
Lebanese Republic 6.38%, 3/9/2020 (c) (d)	4,362	853
Republic of Angola
9.50%, 11/12/2025 (c)	900	904
8.25%, 5/9/2028 (c)	2,500	2,460
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	1,551	1,567
5.75%, 12/31/2032 (c) (g)	209	203
7.63%, 1/30/2033 (a)	2,500	2,512
8.08%, 4/1/2036 (a)	2,174	2,155
Republic of Ecuador
6.90%, 7/31/2030 (c) (g)	4,000	3,604
6.90%, 7/31/2035 (a) (g)	1,500	1,132
Republic of El Salvador
8.63%, 2/28/2029 (c)	1,600	1,686
9.25%, 4/17/2030 (c)	1,150	1,235
Republic of Honduras 8.63%, 11/27/2034 (a)	1,000	1,066
Republic of Iraq 5.80%, 1/15/2028 (c)	1,542	1,531
Republic of Montenegro 7.25%, 3/12/2031 (a)	1,100	1,160
Republic of Senegal 6.25%, 5/23/2033 (c)	2,000	1,484
Republic of South Africa 7.10%, 11/19/2036 (a)	2,385	2,402
Republic of Turkiye (The) 7.13%, 2/12/2032	600	616
Total Foreign Government Securities (Cost $62,137)		60,474
Loan Assignments — 0.3% (b) (i)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.41%, 1/31/2031	696	697
Beverages — 0.1%
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028	1,901	1,902
Building Products — 0.0% ^
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.45%, 5/31/2030	1,074	1,072
Construction & Engineering — 0.0% ^
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 6/23/2028	1,244	1,219
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027	1,021	1,022
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.10%, 3/2/2027	1,048	1,048
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030	1,752	1,751
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030	537	537
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031	995	990
		3,278
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	1,032	1,032
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028	1,180	1,092
(1-MONTH CME TERM SOFR + 4.25%), 8.41%, 12/31/2031	798	689
		1,781
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/22/2030	673	674
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028	687	684
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031	1,336	1,336
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 0.0% ^
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029	695	580
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/10/2031	985	984
		1,564
Specialty Retail — 0.0% ^
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	1,054	1,054
Total Loan Assignments (Cost $18,731)		18,363
Municipal Bonds — 0.0% (f) (j) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $1,946)	51,296	2,183
	SHARES (000)
Common Stocks — 0.0% ^
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	13	266
Media — 0.0% ^
SES SA (Luxembourg) ‡ *	15	190
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	1	212
Specialty Retail — 0.0% ^
Rite Aid ‡ *	1	— (e)
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	—
Total Common Stocks (Cost $217)		668
Short-Term Investments — 5.3%
Investment Companies — 5.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (k) (l) (Cost $287,218)	287,164	287,250
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	253

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.21%, 1/8/2026 (m) (n) (Cost $9,978)	10,128	9,987
Total Short-Term Investments (Cost $297,196)		297,237
Total Investments — 101.8% (Cost $5,670,802)		5,670,811
Liabilities in Excess of Other Assets — (1.8)%		(102,717)
NET ASSETS — 100.0%		5,568,094

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(d)	Defaulted security.
(e)	Value is zero.
(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2025.
(m)	The rate shown is the effective yield as of August 31, 2025.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Income Funds	August 31, 2025

Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	37	12/19/2025	USD	4,307	(4)
U.S. Treasury 2 Year Note	3,702	12/31/2025	USD	772,185	1,050
U.S. Treasury 5 Year Note	5,616	12/31/2025	USD	614,952	2,535
					3,581
Short Contracts
U.S. Treasury 10 Year Note	(1,406)	12/19/2025	USD	(158,197)	(730)
U.S. Treasury 10 Year Ultra Note	(982)	12/19/2025	USD	(112,362)	(517)
U.S. Treasury Long Bond	(443)	12/19/2025	USD	(50,613)	(139)
					(1,386)
					2,195

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	255

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$50,241,213	$22,707,139	$213,441	$1,842,335
Investments in affiliates, at value	1,942,513	1,838,355	7,252	48,858
Investments of cash collateral received from securities loaned, at value (See Note 2.F.)	—	628	—	—
Restricted cash for delayed delivery securities	50	—	—	—
Cash	11,657	1,366	1,220	531
Foreign currency, at value	5	31	2	—
Deposits at broker for futures contracts	110,777	253	—	—
Deposits at broker for centrally cleared swaps	—	1,140	327	—
Receivables:
Investment securities sold	2,296	436	4,909	23
Investment securities sold — delayed delivery securities	733	—	—	—
Fund shares sold	52,465	56,104	29	1,879
Interest from non-affiliates	315,206	161,657	1,161	7,632
Dividends from affiliates	5,374	6,465	64	158
Securities lending income (See Note 2.F.)	—	1	—	—
Variation margin on futures contracts	—	—	—	59
Unrealized appreciation on unfunded commitments	—	—	1	—
Total Assets	52,682,289	24,773,575	228,406	1,901,475
LIABILITIES:
Payables:
Investment securities purchased	922,821	3,572	6,256	—
Investment securities purchased — delayed delivery securities	365,685	584,254	—	—
Collateral received on securities loaned (See Note 2.F.)	—	628	—	—
Fund shares redeemed	30,850	18,340	1,020	1,428
Variation margin on futures contracts	2,529	8,355	—	—
Variation margin on centrally cleared swaps	—	—	2	—
Accrued liabilities:
Investment advisory fees	11,798	5,811	92	362
Administration fees	1,397	1,154	6	68
Distribution fees	613	403	11	69
Service fees	3,855	762	16	137
Custodian and accounting fees	299	162	19	20
Trustees’ and Chief Compliance Officer’s fees	—	1	— (a)	—
Other	1,291	577	81	66
Total Liabilities	1,341,138	624,019	7,503	2,150
Net Assets	$51,341,151	$24,149,556	$220,903	$1,899,325

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$54,577,696	$26,177,958	$600,360	$2,097,634
Total distributable earnings (loss)	(3,236,545)	(2,028,402)	(379,457)	(198,309)
Total Net Assets	$51,341,151	$24,149,556	$220,903	$1,899,325
Net Assets:
Class A	$2,242,567	$1,620,838	$39,335	$257,461
Class C	148,826	59,122	3,113	9,666
Class I	23,104,100	7,209,047	134,114	759,477
Class R2	47,537	43,062	—	10,264
Class R3	108,269	18,180	—	18,133
Class R4	404	10,842	—	7,853
Class R5	178,377	7,596	—	—
Class R6	25,511,071	15,180,869	44,341	836,471
Total	$51,341,151	$24,149,556	$220,903	$1,899,325
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	216,345	223,094	4,909	26,637
Class C	14,225	8,072	390	1,003
Class I	2,230,813	992,870	16,738	78,627
Class R2	4,593	5,928	—	1,063
Class R3	10,486	2,507	—	1,877
Class R4	39	1,495	—	813
Class R5	17,257	1,045	—	—
Class R6	2,459,212	2,088,532	5,530	86,622
Net Asset Value (a):
Class A — Redemption price per share	$10.37	$7.27	$8.01	$9.67
Class C — Offering price per share (b)	10.46	7.32	7.98	9.63
Class I — Offering and redemption price per share	10.36	7.26	8.01	9.66
Class R2 — Offering and redemption price per share	10.35	7.26	—	9.66
Class R3 — Offering and redemption price per share	10.32	7.25	—	9.66
Class R4 — Offering and redemption price per share	10.34	7.25	—	9.66
Class R5 — Offering and redemption price per share	10.34	7.27	—	—
Class R6 — Offering and redemption price per share	10.37	7.27	8.02	9.66
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.77	$7.55	$8.19	$10.05
Cost of investments in non-affiliates	$52,359,968	$23,235,655	$233,746	$1,988,676
Cost of investments in affiliates	1,942,118	1,837,940	7,252	48,858
Cost of foreign currency	5	33	2	—
Investment securities on loan, at value (See Note 2.F.)	—	1	—	—
Cost of investment of cash collateral (See Note 2.F.)	—	628	—	—
Net upfront payments on centrally cleared swaps	—	—	42	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	257

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$6,165,734	$17,027,236	$10,374,562	$5,383,561
Investments in affiliates, at value	412,045	129,170	549,741	287,250
Restricted cash for OTC derivatives	—	31,240	—	—
Restricted cash for delayed delivery securities	—	10,280	—	—
Cash	1,551	1,784	3,815	1,010
Foreign currency, at value	698	418	—	1
Deposits at broker for futures contracts	—	45,082	—	—
Deposits at broker for centrally cleared swaps	2,685	46,633	—	—
Receivables:
Investment securities sold	11	1,156	382,321	641
Investment securities sold — delayed delivery securities	—	3,642,245	—	—
Fund shares sold	16,505	12,198	18,258	4,169
Interest from non-affiliates	88,068	113,590	71,393	37,318
Dividends from affiliates	1,372	382	1,522	34
Variation margin on futures contracts	—	8,971	1,437	1,101
Variation margin on centrally cleared swaps	—	1,168	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	178	—	—
Unrealized appreciation on unfunded commitments	3	1	—	—
Total Assets	6,688,672	21,071,732	11,403,049	5,715,085
LIABILITIES:
Payables:
Distributions	—	1,475	—	—
TBA short commitments, at value	—	2,202,450	—	—
Investment securities purchased	52,574	16,032	715,677	133,505
Investment securities purchased — delayed delivery securities	—	4,143,171	13,890	7,440
Interest expense to non-affiliates on securities sold short	—	42	—	—
Fund shares redeemed	10,577	30,990	9,697	3,812
Unrealized depreciation on forward foreign currency exchange contracts	—	817	—	—
Variation margin on centrally cleared swaps	41	—	—	—
Outstanding OTC swap contracts, at value	—	31,280	—	—
Accrued liabilities:
Investment advisory fees	2,415	3,625	1,732	1,126
Administration fees	224	825	576	340
Distribution fees	156	607	189	161
Service fees	187	177	143	129
Custodian and accounting fees	41	122	82	46
Trustees’ and Chief Compliance Officer’s fees	1	2	1	2
Other	260	124	100	430
Total Liabilities	66,476	6,431,739	742,087	146,991
Net Assets	$6,622,196	$14,639,993	$10,660,962	$5,568,094
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$7,384,357	$15,814,062	$10,883,015	$6,052,284
Total distributable earnings (loss)	(762,161)	(1,174,069)	(222,053)	(484,190)
Total Net Assets	$6,622,196	$14,639,993	$10,660,962	$5,568,094
Net Assets:
Class A	$528,458	$770,511	$787,483	$596,759
Class C	68,444	696,171	36,000	53,447
Class I	895,011	9,436,597	2,018,153	1,906,620
Class R2	2,831	—	—	—
Class R3	326	—	—	—
Class R4	94	—	—	—
Class R5	4,585	—	—	—
Class R6	5,122,447	3,736,714	7,819,326	3,011,268
Total	$6,622,196	$14,639,993	$10,660,962	$5,568,094
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	81,104	89,122	72,192	63,065
Class C	10,468	80,494	3,274	5,663
Class I	136,212	1,092,849	184,725	201,476
Class R2	435	—	—	—
Class R3	50	—	—	—
Class R4	14	—	—	—
Class R5	696	—	—	—
Class R6	778,661	432,686	715,719	318,291
Net Asset Value (a):
Class A — Redemption price per share	$6.52	$8.65	$10.91	$9.46
Class C — Offering price per share (b)	6.54	8.65	11.00	9.44
Class I — Offering and redemption price per share	6.57	8.63	10.93	9.46
Class R2 — Offering and redemption price per share	6.50	—	—	—
Class R3 — Offering and redemption price per share	6.58	—	—	—
Class R4 — Offering and redemption price per share	6.58	—	—	—
Class R5 — Offering and redemption price per share	6.60	—	—	—
Class R6 — Offering and redemption price per share	6.58	8.64	10.93	9.46
Class A maximum sales charge	3.75%	3.75%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$6.77	$8.99	$11.16	$9.68
Cost of investments in non-affiliates	$6,214,488	$17,172,015	$10,325,752	$5,383,584
Cost of investments in affiliates	412,045	129,156	549,741	287,218
Cost of foreign currency	715	418	—	1
Proceeds from short TBAs	—	2,189,332	—	—
Net upfront payments/(receipts) on centrally cleared swaps	1,212	(55,416)	—	—
Net upfront receipts on OTC swap contracts	—	(8,544)	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	259

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,078,070	$584,443	$8,854	$34,479
Interest income from affiliates	66	45	4	—
Dividend income from non-affiliates	—	145	459	—
Dividend income from affiliates	38,549	36,206	225	1,114
Non-cash interest income from non-affiliates	—	—	660	—
Income from securities lending (net) (See Note 2.F.)	—	4	—	—
Foreign taxes withheld (net)	—	89	—	—
Total investment income	1,116,685	620,932	10,202	35,593
EXPENSES:
Investment advisory fees	69,962	34,878	686	2,757
Administration fees	8,195	6,706	93	738
Distribution fees:
Class A	2,800	2,012	54	320
Class C	580	239	13	42
Class R2	123	105	—	28
Class R3	120	23	—	43
Service fees:
Class A	2,800	2,012	54	320
Class C	193	80	4	14
Class I	28,117	8,850	176	989
Class R2	61	53	—	14
Class R3	120	23	—	43
Class R4	1	13	—	10
Class R5	93	3	—	—
Custodian and accounting fees	862	475	61	57
Interest expense to affiliates	175	135	—	—
Professional fees	146	102	57	40
Trustees’ and Chief Compliance Officer’s fees	67	39	13	15
Printing and mailing costs	964	354	13	60
Registration and filing fees	299	281	20	57
Transfer agency fees (See Note 2.K.)	321	164	5	41
Other	519	288	5	13
Total expenses	116,518	56,835	1,254	5,601
Less fees waived	(11,028)	(8,357)	(292)	(1,406)
Net expenses	105,490	48,478	962	4,195
Net investment income (loss)	1,011,195	572,454	9,240	31,398
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(60,298)	$(31,925)	$(2,689)	$(12,743)
Investments in affiliates	65	25	—	—
Futures contracts	46,534	(44,873)	—	356
Foreign currency transactions	—	21	—	—
Forward foreign currency exchange contracts	—	(1,185)	—	—
Swaps	—	—	153	—
Net realized gain (loss)	(13,699)	(77,937)	(2,536)	(12,387)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	196,207	104,056	(6,968)	19,980
Investments in affiliates	(39)	6	—	—
Futures contracts	(2,927)	(9,533)	—	20
Foreign currency translations	1	9	— (a)	—
Forward foreign currency exchange contracts	—	(38)	—	—
Swaps	—	—	122	—
Unfunded commitments	—	—	1	—
Change in net unrealized appreciation/depreciation	193,242	94,500	(6,845)	20,000
Net realized/unrealized gains (losses)	179,543	16,563	(9,381)	7,613
Change in net assets resulting from operations	$1,190,738	$589,017	$(141)	$39,011

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	261

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$206,777	$428,303	$239,255	$102,776
Interest income from affiliates	5	191	1	1
Dividend income from non-affiliates	3,584	124	—	—
Dividend income from affiliates	8,071	8,118	6,998	3,878
Total investment income	218,437	436,736	246,254	106,655
EXPENSES:
Investment advisory fees	15,635	20,657	11,777	5,636
Administration fees	2,345	4,708	3,942	1,691
Distribution fees:
Class A	648	900	962	728
Class C	232	2,565	134	201
Class R2	7	—	—	—
Class R3	— (a)	—	—	—
Service fees:
Class A	648	900	962	728
Class C	78	855	45	67
Class I	1,037	11,142	2,464	2,236
Class R2	3	—	—	—
Class R3	— (a)	—	—	—
Class R4	— (a)	—	—	—
Class R5	2	—	—	—
Custodian and accounting fees	132	371	241	116
Interest expense to affiliates	2	200	2	2
Professional fees	169	143	57	78
Trustees’ and Chief Compliance Officer’s fees	20	30	25	19
Printing and mailing costs	131	167	90	48
Registration and filing fees	74	273	132	22
Transfer agency fees (See Note 2.K.)	53	63	58	25
Other	30	70	71	37
Total expenses	21,246	43,044	20,962	11,634
Less fees waived	(3,892)	(12,297)	(4,319)	(2,602)
Less expense reimbursements	(18)	—	—	—
Net expenses	17,336	30,747	16,643	9,032
Net investment income (loss)	201,101	405,989	229,611	97,623

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Short Duration Bond Fund	JPMorgan Short Duration Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$16,200	$(29,461)	$20,297	$1,506
Investments in affiliates	—	(3)	—	(9)
Options purchased	—	(8,696)	—	—
Futures contracts	—	20,951	(7,087)	6,553
Foreign currency transactions	—	(38)	—	— (a)
Forward foreign currency exchange contracts	—	(12,506)	—	—
Swaps	701	(8,395)	—	739
Net realized gain (loss)	16,901	(38,148)	13,210	8,789
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	31,500	161,580	44,530	49,025
Investments in affiliates	—	8	—	16
Futures contracts	—	5,275	1,986	707
Foreign currency translations	79	8	—	— (a)
Forward foreign currency exchange contracts	—	(639)	—	—
Swaps	1,654	(13,852)	—	582
Unfunded commitments	3	1	—	—
Change in net unrealized appreciation/depreciation	33,236	152,381	46,516	50,330
Net realized/unrealized gains (losses)	50,137	114,233	59,726	59,119
Change in net assets resulting from operations	$251,238	$520,222	$289,337	$156,742

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	263

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,011,195	$1,901,033	$572,454	$1,036,406
Net realized gain (loss)	(13,699)	(262,315)	(77,937)	(265,925)
Change in net unrealized appreciation/depreciation	193,242	1,207,256	94,500	651,086
Change in net assets resulting from operations	1,190,738	2,845,974	589,017	1,421,567
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(42,384)	(80,305)	(37,540)	(69,549)
Class C	(2,438)	(4,945)	(1,253)	(2,612)
Class I	(454,946)	(835,932)	(175,581)	(305,275)
Class R2	(844)	(1,651)	(902)	(1,612)
Class R3	(1,858)	(2,097)	(425)	(743)
Class R4	(8)	(30)	(252)	(338)
Class R5	(3,812)	(7,295)	(166)	(113)
Class R6	(521,111)	(964,725)	(363,825)	(649,749)
Total distributions to shareholders	(1,027,401)	(1,896,980)	(579,944)	(1,029,991)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,229,324	4,467,415	1,376,196	3,120,920
NET ASSETS:
Change in net assets	1,392,661	5,416,409	1,385,269	3,512,496
Beginning of period	49,948,490	44,532,081	22,764,287	19,251,791
End of period	$51,341,151	$49,948,490	$24,149,556	$22,764,287
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,240	$24,940	$31,398	$55,798
Net realized gain (loss)	(2,536)	(604)	(12,387)	(557)
Change in net unrealized appreciation/depreciation	(6,845)	(4,590)	20,000	48,130
Change in net assets resulting from operations	(141)	19,746	39,011	103,371
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,577)	(3,926)	(3,818)	(6,896)
Class C	(125)	(370)	(136)	(275)
Class I	(5,303)	(14,710)	(12,659)	(24,079)
Class R2	—	—	(147)	(278)
Class R3	—	—	(451)	(968)
Class R4	—	—	(123)	(176)
Class R6	(2,352)	(8,989)	(14,466)	(23,065)
Total distributions to shareholders	(9,357)	(27,995)	(31,800)	(55,737)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(62,516)	(3,728)	(106,135)	137,932
NET ASSETS:
Change in net assets	(72,014)	(11,977)	(98,924)	185,566
Beginning of period	292,917	304,894	1,998,249	1,812,683
End of period	$220,903	$292,917	$1,899,325	$1,998,249
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	265

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$201,101	$372,223	$405,989	$599,687
Net realized gain (loss)	16,901	(45,068)	(38,148)	(146,181)
Change in net unrealized appreciation/depreciation	33,236	207,574	152,381	437,902
Change in net assets resulting from operations	251,238	534,729	520,222	891,408
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(16,875)	(33,459)	(20,527)	(31,967)
Class C	(1,856)	(3,223)	(17,686)	(28,549)
Class I	(28,270)	(61,152)	(265,014)	(397,825)
Class R2	(84)	(193)	—	—
Class R3	(10)	(23)	—	—
Class R4	(3)	(6)	—	—
Class R5	(136)	(289)	—	—
Class R6	(166,139)	(290,952)	(102,654)	(151,379)
Total distributions to shareholders	(213,373)	(389,297)	(405,881)	(609,720)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,126,465	474,385	1,619,081	3,378,295
NET ASSETS:
Change in net assets	1,164,330	619,817	1,733,422	3,659,983
Beginning of period	5,457,866	4,838,049	12,906,571	9,246,588
End of period	$6,622,196	$5,457,866	$14,639,993	$12,906,571
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$229,611	$378,388	$97,623	$151,974
Net realized gain (loss)	13,210	(7,079)	8,789	(22,192)
Change in net unrealized appreciation/depreciation	46,516	162,577	50,330	125,827
Change in net assets resulting from operations	289,337	533,886	156,742	255,609
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,719)	(26,475)	(11,766)	(17,731)
Class C	(631)	(1,065)	(948)	(1,417)
Class I	(42,724)	(75,101)	(38,465)	(65,381)
Class R6	(173,236)	(272,349)	(46,701)	(67,491)
Total distributions to shareholders	(232,310)	(374,990)	(97,880)	(152,020)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	337,080	2,543,039	1,596,644	65,382
NET ASSETS:
Change in net assets	394,107	2,701,935	1,655,506	168,971
Beginning of period	10,266,855	7,564,920	3,912,588	3,743,617
End of period	$10,660,962	$10,266,855	$5,568,094	$3,912,588
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	267

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$225,740	$517,280	$157,224	$397,791
Distributions reinvested	41,601	78,626	36,689	67,891
Cost of shares redeemed	(269,546)	(491,715)	(177,900)	(320,585)
Change in net assets resulting from Class A capital transactions	(2,205)	104,191	16,013	145,097
Class C
Proceeds from shares issued	15,080	50,462	3,041	25,508
Distributions reinvested	2,379	4,839	1,250	2,599
Cost of shares redeemed	(28,343)	(59,456)	(13,456)	(26,322)
Change in net assets resulting from Class C capital transactions	(10,884)	(4,155)	(9,165)	1,785
Class I
Proceeds from shares issued	3,477,489	7,718,608	1,322,580	3,189,629
Distributions reinvested	437,986	805,649	157,561	278,046
Cost of shares redeemed	(3,149,183)	(6,267,738)	(1,350,106)	(1,792,271)
Change in net assets resulting from Class I capital transactions	766,292	2,256,519	130,035	1,675,404
Class R2
Proceeds from shares issued	5,100	12,089	4,891	10,127
Distributions reinvested	841	1,646	900	1,609
Cost of shares redeemed	(8,480)	(10,590)	(2,624)	(8,489)
Change in net assets resulting from Class R2 capital transactions	(2,539)	3,145	3,167	3,247
Class R3
Proceeds from shares issued	61,755	21,452	3,774	10,989
Distributions reinvested	670	1,184	378	659
Cost of shares redeemed	(14,055)	(20,531)	(3,833)	(7,935)
Change in net assets resulting from Class R3 capital transactions	48,370	2,105	319	3,713
Class R4
Proceeds from shares issued	45	516	1,159	13,547
Distributions reinvested	8	30	252	338
Cost of shares redeemed	(17)	(579)	(1,992)	(6,788)
Change in net assets resulting from Class R4 capital transactions	36	(33)	(581)	7,097
Class R5
Proceeds from shares issued	19,182	84,914	3,909	5,565
Distributions reinvested	2,339	4,450	166	112
Cost of shares redeemed	(33,288)	(103,834)	(1,374)	(1,729)
Change in net assets resulting from Class R5 capital transactions	(11,767)	(14,470)	2,701	3,948
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,838,575	$5,497,791	$2,056,305	$2,682,355
Distributions reinvested	504,127	935,955	355,005	633,702
Cost of shares redeemed	(2,900,681)	(4,313,633)	(1,177,603)	(2,035,428)
Change in net assets resulting from Class R6 capital transactions	442,021	2,120,113	1,233,707	1,280,629
Total change in net assets resulting from capital transactions	$1,229,324	$4,467,415	$1,376,196	$3,120,920
SHARE TRANSACTIONS:
Class A
Issued	21,969	50,506	21,826	55,073
Reinvested	4,050	7,711	5,095	9,449
Redeemed	(26,270)	(48,166)	(24,708)	(44,551)
Change in Class A Shares	(251)	10,051	2,213	19,971
Class C
Issued	1,454	4,843	420	3,487
Reinvested	230	470	172	359
Redeemed	(2,738)	(5,766)	(1,858)	(3,635)
Change in Class C Shares	(1,054)	(453)	(1,266)	211
Class I
Issued	338,732	754,920	183,751	440,620
Reinvested	42,664	79,076	21,893	38,725
Redeemed	(307,098)	(614,531)	(187,551)	(249,500)
Change in Class I Shares	74,298	219,465	18,093	229,845
Class R2
Issued	497	1,184	680	1,403
Reinvested	82	162	125	224
Redeemed	(828)	(1,039)	(364)	(1,174)
Change in Class R2 Shares	(249)	307	441	453
Class R3
Issued	6,023	2,105	524	1,504
Reinvested	65	117	53	92
Redeemed	(1,373)	(2,025)	(532)	(1,105)
Change in Class R3 Shares	4,715	197	45	491
Class R4
Issued	4	51	161	1,893
Reinvested	1	3	35	47
Redeemed	(2)	(56)	(277)	(939)
Change in Class R4 Shares	3	(2)	(81)	1,001
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	269

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,875	8,277	543	767
Reinvested	228	437	23	16
Redeemed	(3,251)	(10,245)	(191)	(238)
Change in Class R5 Shares	(1,148)	(1,531)	375	545
Class R6
Issued	276,208	536,096	285,278	372,830
Reinvested	49,044	91,726	49,277	88,175
Redeemed	(282,675)	(422,290)	(163,545)	(282,457)
Change in Class R6 Shares	42,577	205,532	171,010	178,548
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,632	$17,264	$33,654	$57,002
Distributions reinvested	1,553	3,879	2,761	4,922
Cost of shares redeemed	(10,281)	(19,097)	(36,842)	(81,336)
Change in net assets resulting from Class A capital transactions	(5,096)	2,046	(427)	(19,412)
Class C
Proceeds from shares issued	310	1,813	971	2,051
Distributions reinvested	125	370	131	263
Cost of shares redeemed	(1,443)	(2,226)	(3,130)	(5,922)
Change in net assets resulting from Class C capital transactions	(1,008)	(43)	(2,028)	(3,608)
Class I
Proceeds from shares issued	19,443	35,164	239,222	327,334
Distributions reinvested	5,187	14,521	11,444	21,422
Cost of shares redeemed	(31,234)	(64,370)	(312,344)	(321,624)
Change in net assets resulting from Class I capital transactions	(6,604)	(14,685)	(61,678)	27,132
Class R2
Proceeds from shares issued	—	—	1,543	5,029
Distributions reinvested	—	—	140	267
Cost of shares redeemed	—	—	(4,284)	(6,691)
Change in net assets resulting from Class R2 capital transactions	—	—	(2,601)	(1,395)
Class R3
Proceeds from shares issued	—	—	6,089	12,647
Distributions reinvested	—	—	83	177
Cost of shares redeemed	—	—	(27,508)	(11,964)
Change in net assets resulting from Class R3 capital transactions	—	—	(21,336)	860
Class R4
Proceeds from shares issued	—	—	3,253	1,283
Distributions reinvested	—	—	123	176
Cost of shares redeemed	—	—	(1,973)	(1,799)
Change in net assets resulting from Class R4 capital transactions	—	—	1,403	(340)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	271

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,646	$25,741	$144,452	$336,612
Distributions reinvested	2,352	8,989	10,928	17,938
Cost of shares redeemed	(53,806)	(25,776)	(174,848)	(219,855)
Change in net assets resulting from Class R6 capital transactions	(49,808)	8,954	(19,468)	134,695
Total change in net assets resulting from capital transactions	$(62,516)	$(3,728)	$(106,135)	$137,932
SHARE TRANSACTIONS:
Class A
Issued	445	2,029	3,511	5,994
Reinvested	192	458	288	520
Redeemed	(1,265)	(2,244)	(3,847)	(8,565)
Change in Class A Shares	(628)	243	(48)	(2,051)
Class C
Issued	37	214	103	215
Reinvested	16	44	13	28
Redeemed	(179)	(263)	(328)	(627)
Change in Class C Shares	(126)	(5)	(212)	(384)
Class I
Issued	2,413	4,120	25,062	34,545
Reinvested	640	1,715	1,195	2,262
Redeemed	(3,851)	(7,578)	(32,700)	(33,941)
Change in Class I Shares	(798)	(1,743)	(6,443)	2,866
Class R2
Issued	—	—	161	532
Reinvested	—	—	15	28
Redeemed	—	—	(448)	(709)
Change in Class R2 Shares	—	—	(272)	(149)
Class R3
Issued	—	—	636	1,335
Reinvested	—	—	9	19
Redeemed	—	—	(2,882)	(1,259)
Change in Class R3 Shares	—	—	(2,237)	95
Class R4
Issued	—	—	339	136
Reinvested	—	—	13	18
Redeemed	—	—	(204)	(190)
Change in Class R4 Shares	—	—	148	(36)
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	203	3,026	15,092	35,509
Reinvested	289	1,062	1,142	1,896
Redeemed	(6,627)	(3,022)	(18,288)	(23,204)
Change in Class R6 Shares	(6,135)	1,066	(2,054)	14,201
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	273

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$108,136	$188,440	$196,322	$232,004
Distributions reinvested	16,707	33,069	20,320	31,543
Cost of shares redeemed	(108,538)	(166,296)	(102,454)	(144,099)
Change in net assets resulting from Class A capital transactions	16,305	55,213	114,188	119,448
Class C
Proceeds from shares issued	17,159	36,410	172,945	183,239
Distributions reinvested	1,847	3,195	17,586	28,290
Cost of shares redeemed	(10,897)	(16,719)	(116,705)	(152,591)
Change in net assets resulting from Class C capital transactions	8,109	22,886	73,826	58,938
Class I
Proceeds from shares issued	489,186	407,916	2,157,962	3,849,617
Distributions reinvested	27,526	59,857	257,165	383,160
Cost of shares redeemed	(440,918)	(469,155)	(1,524,837)	(1,941,229)
Change in net assets resulting from Class I capital transactions	75,794	(1,382)	890,290	2,291,548
Class R2
Proceeds from shares issued	366	919	—	—
Distributions reinvested	83	192	—	—
Cost of shares redeemed	(385)	(1,305)	—	—
Change in net assets resulting from Class R2 capital transactions	64	(194)	—	—
Class R3
Proceeds from shares issued	13	45	—	—
Distributions reinvested	10	23	—	—
Cost of shares redeemed	(40)	(86)	—	—
Change in net assets resulting from Class R3 capital transactions	(17)	(18)	—	—
Class R4
Proceeds from shares issued	27	5	—	—
Distributions reinvested	3	6	—	—
Cost of shares redeemed	(10)	(18)	—	—
Change in net assets resulting from Class R4 capital transactions	20	(7)	—	—
Class R5
Proceeds from shares issued	1,128	1,149	—	—
Distributions reinvested	134	250	—	—
Cost of shares redeemed	(342)	(1,558)	—	—
Change in net assets resulting from Class R5 capital transactions	920	(159)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,287,009	$975,765	$956,750	$1,207,408
Distributions reinvested	165,412	289,349	101,943	150,091
Cost of shares redeemed	(427,151)	(867,068)	(517,916)	(449,138)
Change in net assets resulting from Class R6 capital transactions	1,025,270	398,046	540,777	908,361
Total change in net assets resulting from capital transactions	$1,126,465	$474,385	$1,619,081	$3,378,295
SHARE TRANSACTIONS:
Class A
Issued	16,773	29,302	22,971	27,307
Reinvested	2,591	5,153	2,369	3,716
Redeemed	(16,853)	(25,898)	(11,982)	(17,009)
Change in Class A Shares	2,511	8,557	13,358	14,014
Class C
Issued	2,647	5,630	20,236	21,508
Reinvested	285	495	2,048	3,333
Redeemed	(1,692)	(2,579)	(13,635)	(18,007)
Change in Class C Shares	1,240	3,546	8,649	6,834
Class I
Issued	75,475	63,087	252,522	453,343
Reinvested	4,234	9,260	30,005	45,192
Redeemed	(68,735)	(72,228)	(178,696)	(229,482)
Change in Class I Shares	10,974	119	103,831	269,053
Class R2
Issued	57	144	—	—
Reinvested	13	30	—	—
Redeemed	(61)	(204)	—	—
Change in Class R2 Shares	9	(30)	—	—
Class R3
Issued	2	7	—	—
Reinvested	2	4	—	—
Redeemed	(6)	(14)	—	—
Change in Class R3 Shares	(2)	(3)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	275

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	4	1	—	—
Reinvested	— (a)	1	—	—
Redeemed	(1)	(4)	—	—
Change in Class R4 Shares	3	(2)	—	—
Class R5
Issued	172	178	—	—
Reinvested	21	38	—	—
Redeemed	(53)	(239)	—	—
Change in Class R5 Shares	140	(23)	—	—
Class R6
Issued	199,681	150,475	112,032	142,069
Reinvested	25,408	44,665	11,891	17,700
Redeemed	(65,740)	(132,584)	(60,647)	(53,073)
Change in Class R6 Shares	159,349	62,556	63,276	106,696

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Income Funds	August 31, 2025

	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$199,978	$426,162	$109,896	$278,367
Distributions reinvested	15,640	26,263	11,756	17,714
Cost of shares redeemed	(167,022)	(373,263)	(70,238)	(156,338)
Change in net assets resulting from Class A capital transactions	48,596	79,162	51,414	139,743
Class C
Proceeds from shares issued	7,852	16,055	9,976	29,502
Distributions reinvested	631	1,065	948	1,415
Cost of shares redeemed	(6,720)	(15,093)	(8,205)	(13,874)
Change in net assets resulting from Class C capital transactions	1,763	2,027	2,719	17,043
Class I
Proceeds from shares issued	451,562	791,620	395,538	473,273
Distributions reinvested	41,794	73,268	38,255	64,515
Cost of shares redeemed	(360,105)	(706,593)	(207,352)	(578,912)
Change in net assets resulting from Class I capital transactions	133,251	158,295	226,441	(41,124)
Class R6
Proceeds from shares issued	2,216,525	4,403,636	1,422,578	207,750
Distributions reinvested	171,728	269,638	46,539	67,220
Cost of shares redeemed	(2,234,783)	(2,369,719)	(153,047)	(325,250)
Change in net assets resulting from Class R6 capital transactions	153,470	2,303,555	1,316,070	(50,280)
Total change in net assets resulting from capital transactions	$337,080	$2,543,039	$1,596,644	$65,382
SHARE TRANSACTIONS:
Class A
Issued	18,397	39,529	11,733	30,092
Reinvested	1,440	2,442	1,253	1,920
Redeemed	(15,365)	(34,644)	(7,489)	(16,917)
Change in Class A Shares	4,472	7,327	5,497	15,095
Class C
Issued	717	1,478	1,069	3,201
Reinvested	58	98	101	154
Redeemed	(614)	(1,392)	(878)	(1,504)
Change in Class C Shares	161	184	292	1,851
Class I
Issued	41,482	73,392	42,208	51,144
Reinvested	3,842	6,803	4,076	6,996
Redeemed	(33,091)	(65,511)	(22,117)	(62,800)
Change in Class I Shares	12,233	14,684	24,167	(4,660)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	277

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Short Duration Bond Fund		JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	203,617	408,038	151,398	22,474
Reinvested	15,789	25,024	4,959	7,293
Redeemed	(205,223)	(219,555)	(16,318)	(35,039)
Change in Class R6 Shares	14,183	213,507	140,039	(5,272)
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Income Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

279

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.33	$0.19	$0.05	$0.24	$(0.20)	$—	$(0.20)
Year Ended February 28, 2025	10.12	0.38	0.21	0.59	(0.38)	—	(0.38)
Year Ended February 29, 2024	10.16	0.35	(0.05)	0.30	(0.34)	—	(0.34)
Year Ended February 28, 2023	11.46	0.26	(1.30)	(1.04)	(0.26)	— (f)	(0.26)
Year Ended February 28, 2022	12.03	0.21	(0.48)	(0.27)	(0.21)	(0.09)	(0.30)
Year Ended February 28, 2021	12.27	0.25	(0.04)	0.21	(0.25)	(0.20)	(0.45)
Class C
Six Months Ended August 31, 2025 (Unaudited)	10.43	0.16	0.04	0.20	(0.17)	—	(0.17)
Year Ended February 28, 2025	10.21	0.32	0.22	0.54	(0.32)	—	(0.32)
Year Ended February 29, 2024	10.25	0.29	(0.05)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2023	11.55	0.20	(1.30)	(1.10)	(0.20)	— (f)	(0.20)
Year Ended February 28, 2022	12.13	0.14	(0.49)	(0.35)	(0.14)	(0.09)	(0.23)
Year Ended February 28, 2021	12.35	0.18	(0.02)	0.16	(0.18)	(0.20)	(0.38)
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.32	0.21	0.04	0.25	(0.21)	—	(0.21)
Year Ended February 28, 2025	10.11	0.40	0.21	0.61	(0.40)	—	(0.40)
Year Ended February 29, 2024	10.15	0.37	(0.04)	0.33	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.45	0.29	(1.30)	(1.01)	(0.29)	— (f)	(0.29)
Year Ended February 28, 2022	12.03	0.24	(0.49)	(0.25)	(0.24)	(0.09)	(0.33)
Year Ended February 28, 2021	12.26	0.28	(0.03)	0.25	(0.28)	(0.20)	(0.48)
Class R2
Six Months Ended August 31, 2025 (Unaudited)	10.32	0.17	0.04	0.21	(0.18)	—	(0.18)
Year Ended February 28, 2025	10.11	0.34	0.21	0.55	(0.34)	—	(0.34)
Year Ended February 29, 2024	10.15	0.31	(0.04)	0.27	(0.31)	—	(0.31)
Year Ended February 28, 2023	11.44	0.23	(1.29)	(1.06)	(0.23)	— (f)	(0.23)
Year Ended February 28, 2022	12.02	0.17	(0.49)	(0.32)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	12.25	0.21	(0.03)	0.18	(0.21)	(0.20)	(0.41)
Class R3
Six Months Ended August 31, 2025 (Unaudited)	10.29	0.19	0.03	0.22	(0.19)	—	(0.19)
Year Ended February 28, 2025	10.08	0.37	0.21	0.58	(0.37)	—	(0.37)
Year Ended February 29, 2024	10.13	0.34	(0.06)	0.28	(0.33)	—	(0.33)
Year Ended February 28, 2023	11.42	0.26	(1.30)	(1.04)	(0.25)	— (f)	(0.25)
Year Ended February 28, 2022	12.00	0.20	(0.49)	(0.29)	(0.20)	(0.09)	(0.29)
Year Ended February 28, 2021	12.23	0.24	(0.03)	0.21	(0.24)	(0.20)	(0.44)
Class R4
Six Months Ended August 31, 2025 (Unaudited)	10.30	0.20	0.04	0.24	(0.20)	—	(0.20)
Year Ended February 28, 2025	10.10	0.40	0.20	0.60	(0.40)	—	(0.40)
Year Ended February 29, 2024	10.14	0.36	(0.05)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	11.43	0.28	(1.29)	(1.01)	(0.28)	— (f)	(0.28)
Year Ended February 28, 2022	12.03	0.23	(0.49)	(0.26)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.26	(0.02)	0.24	(0.25)	(0.20)	(0.45)
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Income Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.37	2.32%	$2,242,567	0.74%	3.73%	0.83%	20%
10.33	5.93	2,237,963	0.74	3.71	0.83	30
10.12	3.04	2,090,147	0.74	3.42	0.84	14
10.16	(9.07)	1,857,712	0.75	2.52	0.84	46
11.46	(2.33)	2,117,080	0.74	1.74	0.84	59
12.03	1.71	2,392,155	0.74	2.03	0.84	74

10.46	1.90	148,826	1.32	3.15	1.33	20
10.43	5.36	159,309	1.32	3.13	1.33	30
10.21	2.40	160,593	1.34	2.82	1.34	14
10.25	(9.54)	170,735	1.33	1.91	1.34	46
11.55	(2.98)	226,530	1.33	1.15	1.34	59
12.13	1.24	345,556	1.33	1.45	1.34	74

10.36	2.45	23,104,100	0.49	3.97	0.58	20
10.32	6.20	22,263,080	0.49	3.96	0.58	30
10.11	3.30	19,585,998	0.49	3.69	0.59	14
10.15	(8.85)	12,873,707	0.50	2.79	0.59	46
11.45	(2.17)	11,845,794	0.49	1.99	0.59	59
12.03	2.05	12,061,904	0.49	2.28	0.59	74

10.35	2.05	47,537	1.08	3.39	1.09	20
10.32	5.58	49,951	1.08	3.37	1.09	30
10.11	2.68	45,828	1.10	3.06	1.10	14
10.15	(9.32)	47,603	1.09	2.16	1.10	46
11.44	(2.75)	68,174	1.09	1.39	1.10	59
12.02	1.44	80,889	1.09	1.69	1.10	74

10.32	2.20	108,269	0.82	3.65	0.83	20
10.29	5.87	59,394	0.82	3.63	0.83	30
10.08	2.86	56,197	0.83	3.35	0.84	14
10.13	(9.09)	37,906	0.84	2.50	0.84	46
11.42	(2.51)	22,547	0.84	1.64	0.84	59
12.00	1.70	22,605	0.83	1.92	0.85	74

10.34	2.41	404	0.58	3.89	0.58	20
10.30	6.02	365	0.57	3.87	0.58	30
10.10	3.09	385	0.62	3.55	0.63	14
10.14	(8.87)	336	0.59	2.62	0.59	46
11.43	(2.22)	646	0.58	1.90	0.59	59
12.03	1.96	427	0.57	2.13	0.59	74
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	281

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund (continued)
Class R5
Six Months Ended August 31, 2025 (Unaudited)	$10.30	$0.21	$0.04	$0.25	$(0.21)	$—	$(0.21)
Year Ended February 28, 2025	10.09	0.41	0.21	0.62	(0.41)	—	(0.41)
Year Ended February 29, 2024	10.14	0.38	(0.06)	0.32	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.43	0.30	(1.29)	(0.99)	(0.30)	— (f)	(0.30)
Year Ended February 28, 2022	12.01	0.24	(0.48)	(0.24)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.29	(0.03)	0.26	(0.29)	(0.20)	(0.49)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.34	0.21	0.04	0.25	(0.22)	—	(0.22)
Year Ended February 28, 2025	10.13	0.42	0.21	0.63	(0.42)	—	(0.42)
Year Ended February 29, 2024	10.17	0.39	(0.05)	0.34	(0.38)	—	(0.38)
Year Ended February 28, 2023	11.47	0.31	(1.30)	(0.99)	(0.31)	— (f)	(0.31)
Year Ended February 28, 2022	12.04	0.26	(0.48)	(0.22)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	12.27	0.30	(0.03)	0.27	(0.30)	(0.20)	(0.50)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Income Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.34	2.49%	$178,377	0.42%	4.05%	0.43%	20%
10.30	6.28	189,652	0.42	4.03	0.43	30
10.09	3.27	201,222	0.43	3.73	0.44	14
10.14	(8.72)	212,815	0.43	2.82	0.44	46
11.43	(2.11)	271,006	0.43	2.05	0.44	59
12.01	2.11	279,096	0.43	2.35	0.44	74

10.37	2.44	25,511,071	0.32	4.15	0.33	20
10.34	6.37	24,988,776	0.32	4.13	0.33	30
10.13	3.46	22,391,711	0.33	3.84	0.34	14
10.17	(8.68)	19,912,284	0.33	2.94	0.34	46
11.47	(1.92)	21,077,587	0.33	2.15	0.34	59
12.04	2.21	19,536,155	0.33	2.44	0.34	74

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	283

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$7.27	$0.17	$— (f)	$0.17	$(0.17)	$—	$(0.17)
Year Ended February 28, 2025	7.12	0.33	0.15	0.48	(0.33)	—	(0.33)
Year Ended February 29, 2024	7.15	0.28	(0.03)	0.25	(0.28)	—	(0.28)
Year Ended February 28, 2023	8.14	0.23	(0.99)	(0.76)	(0.23)	—	(0.23)
Year Ended February 28, 2022	8.56	0.18	(0.35)	(0.17)	(0.19)	(0.06)	(0.25)
Year Ended February 28, 2021	8.71	0.21	(0.01)	0.20	(0.21)	(0.14)	(0.35)
Class C
Six Months Ended August 31, 2025 (Unaudited)	7.32	0.15	— (f)	0.15	(0.15)	—	(0.15)
Year Ended February 28, 2025	7.18	0.29	0.13	0.42	(0.28)	—	(0.28)
Year Ended February 29, 2024	7.20	0.24	(0.02)	0.22	(0.24)	—	(0.24)
Year Ended February 28, 2023	8.19	0.18	(0.99)	(0.81)	(0.18)	—	(0.18)
Year Ended February 28, 2022	8.62	0.13	(0.37)	(0.24)	(0.13)	(0.06)	(0.19)
Year Ended February 28, 2021	8.77	0.15	(0.01)	0.14	(0.15)	(0.14)	(0.29)
Class I
Six Months Ended August 31, 2025 (Unaudited)	7.26	0.18	— (f)	0.18	(0.18)	—	(0.18)
Year Ended February 28, 2025	7.12	0.35	0.14	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.15	0.31	(0.04)	0.27	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.13	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.37)	(0.16)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Class R2
Six Months Ended August 31, 2025 (Unaudited)	7.26	0.15	0.01	0.16	(0.16)	—	(0.16)
Year Ended February 28, 2025	7.12	0.30	0.14	0.44	(0.30)	—	(0.30)
Year Ended February 29, 2024	7.15	0.26	(0.03)	0.23	(0.26)	—	(0.26)
Year Ended February 28, 2023	8.14	0.20	(0.99)	(0.79)	(0.20)	—	(0.20)
Year Ended February 28, 2022	8.56	0.15	(0.35)	(0.20)	(0.16)	(0.06)	(0.22)
Year Ended February 28, 2021	8.71	0.17	(0.01)	0.16	(0.17)	(0.14)	(0.31)
Class R3
Six Months Ended August 31, 2025 (Unaudited)	7.25	0.16	— (f)	0.16	(0.16)	—	(0.16)
Year Ended February 28, 2025	7.11	0.32	0.14	0.46	(0.32)	—	(0.32)
Year Ended February 29, 2024	7.14	0.28	(0.04)	0.24	(0.27)	—	(0.27)
Year Ended February 28, 2023	8.13	0.21	(0.98)	(0.77)	(0.22)	—	(0.22)
Year Ended February 28, 2022	8.55	0.17	(0.35)	(0.18)	(0.18)	(0.06)	(0.24)
Year Ended February 28, 2021	8.70	0.19	— (f)	0.19	(0.20)	(0.14)	(0.34)
Class R4
Six Months Ended August 31, 2025 (Unaudited)	7.25	0.17	— (f)	0.17	(0.17)	—	(0.17)
Year Ended February 28, 2025	7.11	0.34	0.14	0.48	(0.34)	—	(0.34)
Year Ended February 29, 2024	7.14	0.29	(0.03)	0.26	(0.29)	—	(0.29)
Year Ended February 28, 2023	8.13	0.24	(0.99)	(0.75)	(0.24)	—	(0.24)
Year Ended February 28, 2022	8.55	0.19	(0.35)	(0.16)	(0.20)	(0.06)	(0.26)
Year Ended February 28, 2021	8.70	0.22	(0.01)	0.21	(0.22)	(0.14)	(0.36)

284

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.27	2.38%	$1,620,838	0.74%	4.60%	0.88%	39%
7.27	6.85	1,604,871	0.73	4.58	0.88	91
7.12	3.63	1,431,467	0.74	3.96	0.89	51
7.15	(9.41)	1,717,936	0.74	3.04	0.88	41
8.14	(2.08)	1,888,867	0.74	2.17	0.89	64
8.56	2.29	1,774,114	0.74	2.39	0.89	69

7.32	2.03	59,122	1.36	3.98	1.38	39
7.32	5.98	68,388	1.37	3.95	1.38	91
7.18	3.07	65,518	1.38	3.33	1.39	51
7.20	(9.94)	74,823	1.38	2.37	1.39	41
8.19	(2.82)	112,092	1.38	1.53	1.39	64
8.62	1.62	156,679	1.38	1.75	1.39	69

7.26	2.53	7,209,047	0.45	4.89	0.62	39
7.26	7.02	7,078,278	0.44	4.88	0.63	91
7.12	3.93	5,304,373	0.45	4.30	0.63	51
7.15	(9.04)	4,017,428	0.45	3.34	0.63	41
8.13	(1.92)	3,991,530	0.45	2.46	0.63	64
8.56	2.60	3,743,946	0.45	2.66	0.63	69

7.26	2.18	43,062	1.12	4.22	1.14	39
7.26	6.30	39,865	1.12	4.19	1.14	91
7.12	3.22	35,868	1.14	3.59	1.15	51
7.15	(9.77)	36,819	1.14	2.64	1.15	41
8.14	(2.47)	43,237	1.14	1.77	1.15	64
8.56	1.90	45,130	1.13	2.00	1.14	69

7.25	2.31	18,180	0.87	4.47	0.89	39
7.25	6.58	17,859	0.87	4.45	0.89	91
7.11	3.49	14,013	0.89	3.89	0.91	51
7.14	(9.55)	6,414	0.89	2.90	0.90	41
8.13	(2.23)	6,393	0.88	2.02	0.89	64
8.55	2.15	10,247	0.88	2.23	0.89	69

7.25	2.44	10,842	0.62	4.72	0.63	39
7.25	6.85	11,427	0.62	4.73	0.64	91
7.11	3.74	4,090	0.64	4.06	0.65	51
7.14	(9.32)	5,397	0.63	3.23	0.64	41
8.13	(1.98)	3,092	0.63	2.27	0.64	64
8.55	2.41	5,470	0.63	2.48	0.64	69

285

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund (continued)
Class R5
Six Months Ended August 31, 2025 (Unaudited)	$7.27	$0.18	$— (f)	$0.18	$(0.18)	$—	$(0.18)
Year Ended February 28, 2025	7.13	0.35	0.14	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.15	0.30	(0.02)	0.28	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.14	0.24	(0.98)	(0.74)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.36)	(0.15)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	7.27	0.18	— (f)	0.18	(0.18)	—	(0.18)
Year Ended February 28, 2025	7.13	0.36	0.13	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.16	0.31	(0.03)	0.28	(0.31)	—	(0.31)
Year Ended February 28, 2023	8.14	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.57	0.22	(0.37)	(0.15)	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2021	8.72	0.24	(0.01)	0.23	(0.24)	(0.14)	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

286

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.27	2.52%	$7,596	0.46%	4.88%	0.48%	39%
7.27	6.99	4,870	0.48	4.88	0.49	91
7.13	3.99	891	0.47	4.19	0.48	51
7.15	(9.17)	13,733	0.47	3.30	0.48	41
8.14	(1.82)	16,725	0.47	2.43	0.48	64
8.56	2.56	17,667	0.47	2.65	0.49	69

7.27	2.57	15,180,869	0.36	4.98	0.37	39
7.27	7.10	13,938,729	0.36	4.95	0.38	91
7.13	4.01	12,395,571	0.37	4.37	0.38	51
7.16	(8.95)	10,499,541	0.37	3.41	0.38	41
8.14	(1.84)	10,597,856	0.37	2.53	0.38	64
8.57	2.67	10,078,873	0.37	2.75	0.39	69

287

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Floating Rate Income Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$8.31	$0.29	$(0.29)	$— (f)	$(0.30)	$8.01
Year Ended February 28, 2025	8.54	0.64	(0.14)	0.50	(0.73)	8.31
Year Ended February 29, 2024	8.50	0.66	0.04	0.70	(0.66)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.35)	0.11	(0.46)	8.50
Year Ended February 28, 2022	8.93	0.26	(0.06)	0.20	(0.28)	8.85
Year Ended February 28, 2021	8.93	0.32	(0.01)	0.31	(0.31)	8.93
Class C
Six Months Ended August 31, 2025 (Unaudited)	8.27	0.27	(0.28)	(0.01)	(0.28)	7.98
Year Ended February 28, 2025	8.51	0.59	(0.14)	0.45	(0.69)	8.27
Year Ended February 29, 2024	8.47	0.61	0.05	0.66	(0.62)	8.51
Year Ended February 28, 2023	8.82	0.40	(0.33)	0.07	(0.42)	8.47
Year Ended February 28, 2022	8.90	0.22	(0.07)	0.15	(0.23)	8.82
Year Ended February 28, 2021	8.90	0.28	(0.01)	0.27	(0.27)	8.90
Class I
Six Months Ended August 31, 2025 (Unaudited)	8.31	0.30	(0.29)	0.01	(0.31)	8.01
Year Ended February 28, 2025	8.54	0.67	(0.15)	0.52	(0.75)	8.31
Year Ended February 29, 2024	8.50	0.68	0.04	0.72	(0.68)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.32)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.28	(0.06)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.34	(0.01)	0.33	(0.33)	8.93
Class R6
Six Months Ended August 31, 2025 (Unaudited)	8.31	0.31	(0.28)	0.03	(0.32)	8.02
Year Ended February 28, 2025	8.54	0.68	(0.15)	0.53	(0.76)	8.31
Year Ended February 29, 2024	8.50	0.69	0.04	0.73	(0.69)	8.54
Year Ended February 28, 2023	8.85	0.41	(0.27)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.29	(0.07)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.35	(0.01)	0.34	(0.34)	8.93

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

288

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.06%	$39,335	0.99%	7.19%	1.27%	10%
6.07	46,007	0.98	7.55	1.27	44
8.59	45,226	0.99	7.74	1.29	40
1.47	49,383	1.00	5.36	1.22	11
2.21	45,553	1.00	2.87	1.20	40
3.77	23,591	0.99	3.69	1.18	36

(0.07)	3,113	1.49	6.70	1.79	10
5.44	4,265	1.48	7.00	1.78	44
8.08	4,430	1.49	7.22	1.81	40
0.96	6,681	1.50	4.71	1.72	11
1.71	8,985	1.50	2.42	1.70	40
3.25	8,970	1.49	3.27	1.69	36

0.19	134,114	0.74	7.43	1.01	10
6.33	145,693	0.73	7.81	1.01	44
8.86	164,684	0.74	7.98	1.03	40
1.72	214,095	0.75	5.45	0.96	11
2.46	300,314	0.75	3.17	0.94	40
4.03	262,775	0.74	3.97	0.92	36

0.36	44,341	0.64	7.58	0.76	10
6.43	96,952	0.63	7.99	0.76	44
8.97	90,554	0.64	8.11	0.78	40
1.81	42,508	0.66	4.75	0.69	11
2.53	344,473	0.68	3.21	0.69	40
4.11	300,278	0.66	4.12	0.67	36

289

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$9.63	$0.14	$0.04	$0.18	$(0.14)	$—	$(0.14)
Year Ended February 28, 2025	9.39	0.25	0.24	0.49	(0.25)	—	(0.25)
Year Ended February 29, 2024	9.43	0.23	(0.04)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2023	10.59	0.18	(1.16)	(0.98)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.05	0.13	(0.45)	(0.32)	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.16	0.14	(0.09)	0.05	(0.14)	(0.02)	(0.16)
Class C
Six Months Ended August 31, 2025 (Unaudited)	9.59	0.12	0.04	0.16	(0.12)	—	(0.12)
Year Ended February 28, 2025	9.36	0.20	0.23	0.43	(0.20)	—	(0.20)
Year Ended February 29, 2024	9.40	0.18	(0.04)	0.14	(0.18)	—	(0.18)
Year Ended February 28, 2023	10.56	0.12	(1.16)	(1.04)	(0.12)	—	(0.12)
Year Ended February 28, 2022	11.01	0.07	(0.45)	(0.38)	(0.07)	—	(0.07)
Year Ended February 28, 2021	11.12	0.08	(0.09)	(0.01)	(0.08)	(0.02)	(0.10)
Class I
Six Months Ended August 31, 2025 (Unaudited)	9.62	0.15	0.05	0.20	(0.16)	—	(0.16)
Year Ended February 28, 2025	9.38	0.27	0.24	0.51	(0.27)	—	(0.27)
Year Ended February 29, 2024	9.42	0.25	(0.04)	0.21	(0.25)	—	(0.25)
Year Ended February 28, 2023	10.59	0.20	(1.17)	(0.97)	(0.20)	—	(0.20)
Year Ended February 28, 2022	11.04	0.16	(0.44)	(0.28)	(0.17)	—	(0.17)
Year Ended February 28, 2021	11.15	0.17	(0.09)	0.08	(0.17)	(0.02)	(0.19)
Class R2
Six Months Ended August 31, 2025 (Unaudited)	9.61	0.12	0.06	0.18	(0.13)	—	(0.13)
Year Ended February 28, 2025	9.38	0.22	0.23	0.45	(0.22)	—	(0.22)
Year Ended February 29, 2024	9.42	0.19	(0.04)	0.15	(0.19)	—	(0.19)
Year Ended February 28, 2023	10.58	0.14	(1.16)	(1.02)	(0.14)	—	(0.14)
Year Ended February 28, 2022	11.04	0.10	(0.46)	(0.36)	(0.10)	—	(0.10)
Year Ended February 28, 2021	11.15	0.11	(0.10)	0.01	(0.10)	(0.02)	(0.12)
Class R3
Six Months Ended August 31, 2025 (Unaudited)	9.62	0.14	0.04	0.18	(0.14)	—	(0.14)
Year Ended February 28, 2025	9.38	0.24	0.24	0.48	(0.24)	—	(0.24)
Year Ended February 29, 2024	9.42	0.21	(0.03)	0.18	(0.22)	—	(0.22)
Year Ended February 28, 2023	10.59	0.17	(1.17)	(1.00)	(0.17)	—	(0.17)
Year Ended February 28, 2022	11.04	0.12	(0.44)	(0.32)	(0.13)	—	(0.13)
Year Ended February 28, 2021	11.15	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)
Class R4
Six Months Ended August 31, 2025 (Unaudited)	9.62	0.15	0.04	0.19	(0.15)	—	(0.15)
Year Ended February 28, 2025	9.38	0.26	0.24	0.50	(0.26)	—	(0.26)
Year Ended February 29, 2024	9.42	0.24	(0.04)	0.20	(0.24)	—	(0.24)
Year Ended February 28, 2023	10.58	0.19	(1.16)	(0.97)	(0.19)	—	(0.19)
Year Ended February 28, 2022	11.03	0.15	(0.45)	(0.30)	(0.15)	—	(0.15)
Year Ended February 28, 2021	11.15	0.16	(0.10)	0.06	(0.16)	(0.02)	(0.18)

290

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.67	1.93%	$257,461	0.69%	2.92%	0.89%	12%
9.63	5.29	256,861	0.69	2.64	0.89	10
9.39	2.00	269,764	0.69	2.41	0.90	12
9.43	(9.29)	307,677	0.73	1.81	0.89	14
10.59	(2.95)	417,020	0.75	1.23	0.89	7
11.05	0.41	493,321	0.74	1.28	0.89	55

9.63	1.68	9,666	1.19	2.42	1.39	12
9.59	4.67	11,659	1.19	2.14	1.39	10
9.36	1.49	14,962	1.19	1.92	1.41	12
9.40	(9.85)	18,448	1.31	1.23	1.39	14
10.56	(3.47)	29,041	1.36	0.62	1.39	7
11.01	(0.18)	49,005	1.34	0.67	1.39	55

9.66	2.06	759,477	0.44	3.17	0.63	12
9.62	5.56	818,219	0.44	2.89	0.63	10
9.38	2.26	771,234	0.44	2.66	0.64	12
9.42	(9.15)	771,871	0.47	2.07	0.64	14
10.59	(2.60)	1,315,495	0.48	1.50	0.64	7
11.04	0.68	1,718,670	0.47	1.54	0.63	55

9.66	1.85	10,264	1.04	2.57	1.16	12
9.61	4.82	12,843	1.04	2.29	1.15	10
9.38	1.65	13,919	1.04	2.05	1.18	12
9.42	(9.62)	14,068	1.08	1.46	1.16	14
10.58	(3.30)	21,297	1.10	0.88	1.16	7
11.04	0.06	29,763	1.08	0.93	1.15	55

9.66	1.85	18,133	0.80	2.82	0.88	12
9.62	5.19	39,559	0.79	2.54	0.88	10
9.38	1.90	37,702	0.79	2.27	0.89	12
9.42	(9.48)	23,089	0.83	1.71	0.89	14
10.59	(2.96)	29,617	0.85	1.13	0.89	7
11.04	0.32	33,440	0.84	1.18	0.88	55

9.66	2.01	7,853	0.54	3.07	0.64	12
9.62	5.45	6,393	0.54	2.79	0.63	10
9.38	2.16	6,579	0.54	2.56	0.65	12
9.42	(9.16)	9,154	0.58	1.93	0.64	14
10.58	(2.72)	18,713	0.60	1.38	0.64	7
11.03	0.48	28,607	0.59	1.41	0.63	55

291

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund (continued)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	$9.62	$0.16	$0.04	$0.20	$(0.16)	$—	$(0.16)
Year Ended February 28, 2025	9.38	0.29	0.24	0.53	(0.29)	—	(0.29)
Year Ended February 29, 2024	9.42	0.26	(0.04)	0.22	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.58	0.22	(1.16)	(0.94)	(0.22)	—	(0.22)
Year Ended February 28, 2022	11.04	0.18	(0.46)	(0.28)	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.15	0.19	(0.09)	0.10	(0.19)	(0.02)	(0.21)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

292

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.66	2.14%	$836,471	0.29%	3.32%	0.38%	12%
9.62	5.72	852,715	0.29	3.04	0.38	10
9.38	2.42	698,523	0.29	2.81	0.39	12
9.42	(8.93)	665,078	0.33	2.22	0.39	14
10.58	(2.56)	671,110	0.35	1.63	0.39	7
11.04	0.81	797,220	0.34	1.67	0.38	55

293

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$6.50	$0.20	$0.03	$0.23	$(0.21)	$6.52
Year Ended February 28, 2025	6.33	0.43	0.19	0.62	(0.45)	6.50
Year Ended February 29, 2024	6.18	0.38	0.16	0.54	(0.39)	6.33
Year Ended February 28, 2023	6.95	0.35	(0.75)	(0.40)	(0.37)	6.18
Year Ended February 28, 2022	7.12	0.31	(0.15)	0.16	(0.33)	6.95
Year Ended February 28, 2021	7.07	0.30	0.06	0.36	(0.31)	7.12
Class C
Six Months Ended August 31, 2025 (Unaudited)	6.52	0.18	0.04	0.22	(0.20)	6.54
Year Ended February 28, 2025	6.35	0.40	0.19	0.59	(0.42)	6.52
Year Ended February 29, 2024	6.20	0.36	0.15	0.51	(0.36)	6.35
Year Ended February 28, 2023	6.97	0.32	(0.75)	(0.43)	(0.34)	6.20
Year Ended February 28, 2022	7.14	0.28	(0.16)	0.12	(0.29)	6.97
Year Ended February 28, 2021	7.09	0.27	0.06	0.33	(0.28)	7.14
Class I
Six Months Ended August 31, 2025 (Unaudited)	6.55	0.21	0.03	0.24	(0.22)	6.57
Year Ended February 28, 2025	6.38	0.44	0.20	0.64	(0.47)	6.55
Year Ended February 29, 2024	6.22	0.40	0.17	0.57	(0.41)	6.38
Year Ended February 28, 2023	6.99	0.36	(0.74)	(0.38)	(0.39)	6.22
Year Ended February 28, 2022	7.17	0.33	(0.16)	0.17	(0.35)	6.99
Year Ended February 28, 2021	7.12	0.32	0.06	0.38	(0.33)	7.17
Class R2
Six Months Ended August 31, 2025 (Unaudited)	6.48	0.19	0.03	0.22	(0.20)	6.50
Year Ended February 28, 2025	6.32	0.40	0.19	0.59	(0.43)	6.48
Year Ended February 29, 2024	6.17	0.36	0.16	0.52	(0.37)	6.32
Year Ended February 28, 2023	6.94	0.33	(0.75)	(0.42)	(0.35)	6.17
Year Ended February 28, 2022	7.11	0.29	(0.16)	0.13	(0.30)	6.94
Year Ended February 28, 2021	7.06	0.28	0.06	0.34	(0.29)	7.11
Class R3
Six Months Ended August 31, 2025 (Unaudited)	6.55	0.20	0.04	0.24	(0.21)	6.58
Year Ended February 28, 2025	6.38	0.42	0.19	0.61	(0.44)	6.55
Year Ended February 29, 2024	6.23	0.38	0.16	0.54	(0.39)	6.38
Year Ended February 28, 2023	7.00	0.35	(0.76)	(0.41)	(0.36)	6.23
Year Ended February 28, 2022	7.17	0.31	(0.16)	0.15	(0.32)	7.00
Year Ended February 28, 2021	7.12	0.29	0.07	0.36	(0.31)	7.17
Class R4
Six Months Ended August 31, 2025 (Unaudited)	6.55	0.20	0.05	0.25	(0.22)	6.58
Year Ended February 28, 2025	6.38	0.44	0.19	0.63	(0.46)	6.55
Year Ended February 29, 2024	6.23	0.40	0.15	0.55	(0.40)	6.38
Year Ended February 28, 2023	6.99	0.38	(0.76)	(0.38)	(0.38)	6.23
Year Ended February 28, 2022	7.17	0.32	(0.16)	0.16	(0.34)	6.99
Year Ended February 28, 2021	7.12	0.31	0.06	0.37	(0.32)	7.17

294

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

3.65%	$528,458	0.89%	6.09%	1.10%	15%
10.15	510,557	0.89	6.63	1.10	26
9.17	443,254	0.90	6.22	1.10	25
(5.70)	406,279	0.90	5.58	1.10	34
2.19	446,823	0.97	4.31	1.10	27
5.51	400,076	0.98	4.46	1.11	52

3.38	68,444	1.39	5.59	1.60	15
9.58	60,142	1.39	6.22	1.60	26
8.60	36,075	1.40	5.72	1.60	25
(6.16)	30,659	1.40	5.02	1.60	34
1.66	42,181	1.47	3.81	1.60	27
4.95	53,033	1.48	4.01	1.60	52

3.75	895,011	0.64	6.34	0.84	15
10.34	820,139	0.64	6.84	0.84	26
9.55	797,888	0.64	6.47	0.84	25
(5.44)	674,485	0.65	5.64	0.85	34
2.27	1,282,388	0.72	4.54	0.85	27
5.74	2,092,183	0.73	4.59	0.84	52

3.47	2,831	1.24	5.74	1.42	15
9.61	2,762	1.24	6.23	1.40	26
8.80	2,881	1.25	5.85	1.45	25
(6.04)	3,291	1.25	5.17	1.41	34
1.83	4,616	1.32	3.97	1.44	27
5.15	5,390	1.33	4.11	1.45	52

3.72	326	0.99	5.99	1.11	15
9.94	342	0.99	6.52	1.10	26
8.97	350	0.99	6.12	1.31	25
(5.75)	226	0.99	5.46	1.09	34
2.04	262	1.07	4.27	1.10	27
5.38	635	1.07	4.31	1.12	52

3.85	94	0.75	6.23	1.09	15
10.21	73	0.74	6.74	0.96	26
9.26	79	0.75	6.37	1.48	25
(5.38)	65	0.75	5.96	0.88	34
2.17	28	0.82	4.43	0.87	27
5.64	37	0.82	4.61	2.00	52

295

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund (continued)
Class R5
Six Months Ended August 31, 2025 (Unaudited)	$6.57	$0.21	$0.04	$0.25	$(0.22)	$6.60
Year Ended February 28, 2025	6.40	0.45	0.19	0.64	(0.47)	6.57
Year Ended February 29, 2024	6.25	0.41	0.15	0.56	(0.41)	6.40
Year Ended February 28, 2023	7.02	0.37	(0.75)	(0.38)	(0.39)	6.25
Year Ended February 28, 2022	7.19	0.34	(0.16)	0.18	(0.35)	7.02
Year Ended February 28, 2021	7.13	0.33	0.06	0.39	(0.33)	7.19
Class R6
Six Months Ended August 31, 2025 (Unaudited)	6.56	0.21	0.03	0.24	(0.22)	6.58
Year Ended February 28, 2025	6.38	0.46	0.20	0.66	(0.48)	6.56
Year Ended February 29, 2024	6.23	0.41	0.16	0.57	(0.42)	6.38
Year Ended February 28, 2023	7.00	0.38	(0.75)	(0.37)	(0.40)	6.23
Year Ended February 28, 2022	7.17	0.34	(0.15)	0.19	(0.36)	7.00
Year Ended February 28, 2021	7.12	0.33	0.06	0.39	(0.34)	7.17

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

296

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

3.91%	$4,585	0.59%	6.39%	0.73%	15%
10.35	3,650	0.59	6.89	0.71	26
9.39	3,705	0.59	6.51	0.73	25
(5.36)	4,000	0.60	5.70	0.71	34
2.47	11,904	0.67	4.62	0.70	27
5.92	12,338	0.68	4.87	0.71	52

3.82	5,122,447	0.49	6.49	0.59	15
10.66	4,060,201	0.49	7.03	0.59	26
9.53	3,553,817	0.49	6.62	0.59	25
(5.28)	3,419,706	0.50	5.96	0.59	34
2.58	3,679,082	0.57	4.73	0.60	27
5.90	5,223,891	0.57	4.76	0.59	52

297

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$8.58	$0.25	$0.07	$0.32	$(0.25)	$—	$(0.25)
Year Ended February 28, 2025	8.34	0.47	0.25	0.72	(0.48)	—	(0.48)
Year Ended February 29, 2024	8.26	0.42	0.08	0.50	(0.42)	—	(0.42)
Year Ended February 28, 2023	9.17	0.37	(0.90)	(0.53)	(0.38)	—	(0.38)
Year Ended February 28, 2022	9.52	0.33	(0.33)	— (f)	(0.35)	—	(0.35)
Year Ended February 28, 2021	9.69	0.40	(0.14)	0.26	(0.42)	(0.01)	(0.43)
Class C
Six Months Ended August 31, 2025 (Unaudited)	8.58	0.22	0.07	0.29	(0.22)	—	(0.22)
Year Ended February 28, 2025	8.35	0.43	0.23	0.66	(0.43)	—	(0.43)
Year Ended February 29, 2024	8.26	0.38	0.08	0.46	(0.37)	—	(0.37)
Year Ended February 28, 2023	9.17	0.32	(0.89)	(0.57)	(0.34)	—	(0.34)
Year Ended February 28, 2022	9.52	0.28	(0.34)	(0.06)	(0.29)	—	(0.29)
Year Ended February 28, 2021	9.69	0.34	(0.13)	0.21	(0.37)	(0.01)	(0.38)
Class I
Six Months Ended August 31, 2025 (Unaudited)	8.57	0.26	0.06	0.32	(0.26)	—	(0.26)
Year Ended February 28, 2025	8.33	0.49	0.25	0.74	(0.50)	—	(0.50)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)	—	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)	—	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	8.57	0.26	0.07	0.33	(0.26)	—	(0.26)
Year Ended February 28, 2025	8.33	0.50	0.24	0.74	(0.50)	—	(0.50)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)	—	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)	—	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

298

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.65	3.74%	$770,511	0.65%	5.70%	0.89%	132%
8.58	8.86	650,028	0.64	5.59	0.89	229
8.34	6.26	515,243	0.65	5.12	0.90	185
8.26	(5.75)	509,503	0.64	4.33	0.89	166
9.17	(0.10)	606,729	0.65	3.52	0.89	54
9.52	2.99	652,967	0.65	4.34	0.91	69

8.65	3.47	696,171	1.20	5.14	1.39	132
8.58	8.14	616,661	1.19	5.04	1.39	229
8.35	5.78	542,709	1.20	4.57	1.40	185
8.26	(6.29)	625,211	1.20	3.75	1.39	166
9.17	(0.64)	865,194	1.20	2.98	1.39	54
9.52	2.41	989,123	1.19	3.73	1.41	69

8.63	3.75	9,436,597	0.40	5.94	0.64	132
8.57	9.13	8,474,468	0.40	5.84	0.64	229
8.33	6.54	5,999,683	0.40	5.37	0.64	185
8.25	(5.51)	5,667,171	0.40	4.56	0.64	166
9.16	0.14	7,076,663	0.40	3.77	0.64	54
9.51	3.26	5,261,057	0.40	4.50	0.66	69

8.64	3.87	3,736,714	0.38	5.97	0.39	132
8.57	9.13	3,165,414	0.38	5.85	0.39	229
8.33	6.54	2,188,953	0.39	5.39	0.39	185
8.25	(5.51)	3,284,088	0.39	4.59	0.39	166
9.16	0.14	3,546,736	0.39	3.79	0.39	54
9.51	3.27	2,208,975	0.40	4.42	0.41	69

299

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.85	$0.22	$0.06	$0.28	$(0.22)	$—	$(0.22)
Year Ended February 28, 2025	10.65	0.42	0.20	0.62	(0.42)	—	(0.42)
Year Ended February 29, 2024	10.47	0.31	0.18	0.49	(0.31)	—	(0.31)
Year Ended February 28, 2023	10.86	0.15	(0.39)	(0.24)	(0.15)	—	(0.15)
Year Ended February 28, 2022	11.15	0.07	(0.26)	(0.19)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	11.00	0.15	0.18	0.33	(0.16)	(0.02)	(0.18)
Class C
Six Months Ended August 31, 2025 (Unaudited)	10.94	0.19	0.07	0.26	(0.20)	—	(0.20)
Year Ended February 28, 2025	10.73	0.37	0.20	0.57	(0.36)	—	(0.36)
Year Ended February 29, 2024	10.55	0.26	0.18	0.44	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.94	0.09	(0.38)	(0.29)	(0.10)	—	(0.10)
Year Ended February 28, 2022	11.23	0.01	(0.26)	(0.25)	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2021	11.08	0.10	0.18	0.28	(0.11)	(0.02)	(0.13)
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.87	0.23	0.07	0.30	(0.24)	—	(0.24)
Year Ended February 28, 2025	10.67	0.45	0.19	0.64	(0.44)	—	(0.44)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.16	(0.37)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.17	0.19	0.36	(0.19)	(0.02)	(0.21)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.87	0.24	0.06	0.30	(0.24)	—	(0.24)
Year Ended February 28, 2025	10.67	0.46	0.19	0.65	(0.45)	—	(0.45)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.18	0.19	0.37	(0.20)	(0.02)	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

300

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.91	2.64%	$787,483	0.58%	4.01%	0.81%	35%
10.85	5.89	734,787	0.58	3.93	0.81	50
10.65	4.75	643,376	0.58	2.96	0.81	83
10.47	(2.20)	646,165	0.58	1.38	0.82	74
10.86	(1.72)	677,013	0.59	0.62	0.81	83
11.15	3.05	599,105	0.58	1.34	0.82	63

11.00	2.36	36,000	1.08	3.52	1.31	35
10.94	5.41	34,045	1.08	3.43	1.31	50
10.73	4.19	31,431	1.09	2.47	1.32	83
10.55	(2.67)	25,387	1.08	0.88	1.32	74
10.94	(2.21)	26,327	1.09	0.13	1.32	83
11.23	2.52	34,138	1.08	0.87	1.33	63

10.93	2.76	2,018,153	0.33	4.26	0.56	35
10.87	6.14	1,874,450	0.33	4.18	0.56	50
10.67	5.11	1,683,579	0.33	3.20	0.56	83
10.48	(1.96)	1,566,171	0.34	1.55	0.57	74
10.87	(1.47)	2,928,638	0.34	0.86	0.56	83
11.16	3.30	2,472,206	0.33	1.53	0.57	63

10.93	2.79	7,819,326	0.27	4.33	0.31	35
10.87	6.20	7,623,573	0.27	4.24	0.31	50
10.67	5.17	5,206,534	0.27	3.26	0.31	83
10.48	(1.90)	4,856,693	0.28	1.66	0.32	74
10.87	(1.42)	7,115,180	0.28	0.92	0.31	83
11.16	3.36	5,354,423	0.27	1.63	0.32	63

301

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$9.35	$0.19	$0.11	$0.30	$(0.19)	$—	$(0.19)
Year Ended February 28, 2025	9.10	0.35	0.25	0.60	(0.35)	—	(0.35)
Year Ended February 29, 2024	8.94	0.28	0.17	0.45	(0.29)	—	(0.29)
Year Ended February 28, 2023	9.50	0.20	(0.54)	(0.34)	(0.22)	—	(0.22)
Year Ended February 28, 2022	9.85	0.12	(0.32)	(0.20)	(0.13)	(0.02)	(0.15)
Year Ended February 28, 2021	9.74	0.17	0.14	0.31	(0.18)	(0.02)	(0.20)
Class C
Six Months Ended August 31, 2025 (Unaudited)	9.33	0.17	0.11	0.28	(0.17)	—	(0.17)
Year Ended February 28, 2025	9.08	0.30	0.25	0.55	(0.30)	—	(0.30)
Year Ended February 29, 2024	8.92	0.24	0.17	0.41	(0.25)	—	(0.25)
Year Ended February 28, 2023	9.47	0.16	(0.54)	(0.38)	(0.17)	—	(0.17)
Year Ended February 28, 2022	9.83	0.07	(0.33)	(0.26)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	9.72	0.11	0.16	0.27	(0.14)	(0.02)	(0.16)
Class I
Six Months Ended August 31, 2025 (Unaudited)	9.35	0.21	0.10	0.31	(0.20)	—	(0.20)
Year Ended February 28, 2025	9.10	0.37	0.25	0.62	(0.37)	—	(0.37)
Year Ended February 29, 2024	8.94	0.31	0.16	0.47	(0.31)	—	(0.31)
Year Ended February 28, 2023	9.50	0.22	(0.54)	(0.32)	(0.24)	—	(0.24)
Year Ended February 28, 2022	9.85	0.15	(0.32)	(0.17)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.74	0.18	0.16	0.34	(0.21)	(0.02)	(0.23)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	9.35	0.21	0.10	0.31	(0.20)	—	(0.20)
Year Ended February 28, 2025	9.10	0.37	0.26	0.63	(0.38)	—	(0.38)
Year Ended February 29, 2024	8.94	0.31	0.17	0.48	(0.32)	—	(0.32)
Year Ended February 28, 2023	9.49	0.23	(0.53)	(0.30)	(0.25)	—	(0.25)
Year Ended February 28, 2022	9.85	0.15	(0.33)	(0.18)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.73	0.21	0.14	0.35	(0.21)	(0.02)	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

302

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.46	3.24%	$596,759	0.64%	4.09%	0.84%	26%
9.35	6.68	538,235	0.64	3.76	0.84	53
9.10	5.14	386,431	0.64	3.15	0.85	43
8.94	(3.57)	369,487	0.63	2.24	0.86	130
9.50	(2.01)	494,841	0.63	1.27	0.84	129
9.85	3.25	364,872	0.63	1.73	0.85	129

9.44	2.99	53,447	1.14	3.59	1.34	26
9.33	6.18	50,082	1.13	3.27	1.34	53
9.08	4.63	31,941	1.14	2.65	1.35	43
8.92	(3.97)	30,862	1.13	1.73	1.36	130
9.47	(2.61)	46,136	1.13	0.77	1.35	129
9.83	2.77	42,071	1.13	1.17	1.35	129

9.46	3.37	1,906,620	0.39	4.34	0.59	26
9.35	6.95	1,657,883	0.39	4.00	0.59	53
9.10	5.41	1,655,673	0.39	3.39	0.60	43
8.94	(3.33)	2,180,474	0.38	2.45	0.61	130
9.50	(1.77)	4,199,718	0.38	1.52	0.59	129
9.85	3.49	2,286,573	0.38	1.88	0.60	129

9.46	3.41	3,011,268	0.33	4.40	0.34	26
9.35	7.01	1,666,388	0.33	4.06	0.34	53
9.10	5.47	1,669,572	0.33	3.46	0.34	43
8.94	(3.17)	1,907,142	0.32	2.49	0.36	130
9.49	(1.81)	4,667,469	0.32	1.58	0.34	129
9.85	3.66	3,991,010	0.32	2.12	0.35	129

303

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 8 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.
The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

304	J.P. Morgan Income Funds	August 31, 2025

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at August 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

August 31, 2025	J.P. Morgan Income Funds	305

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,042,849	$1,794,178	$5,837,027
Collateralized Mortgage Obligations	—	2,039,498	345,274	2,384,772
Commercial Mortgage-Backed Securities	—	2,092,041	98,848	2,190,889
Corporate Bonds
Aerospace & Defense	—	271,164	—	271,164
Automobiles	—	115,439	—	115,439
Banks	—	3,723,265	—	3,723,265
Beverages	—	70,716	—	70,716
Biotechnology	—	229,570	—	229,570
Broadline Retail	—	34,560	—	34,560
Building Products	—	27,393	—	27,393
Capital Markets	—	819,794	—	819,794
Chemicals	—	47,702	—	47,702
Commercial Services & Supplies	—	85,847	—	85,847
Construction & Engineering	—	43,078	—	43,078
Construction Materials	—	5,568	—	5,568
Consumer Finance	—	590,319	—	590,319
Consumer Staples Distribution & Retail	—	36,632	—	36,632
Containers & Packaging	—	14,857	—	14,857
Diversified	—	—	166,139	166,139
Diversified Consumer Services	—	23,356	—	23,356
Diversified REITs	—	46,682	—	46,682
Diversified Telecommunication Services	—	164,978	—	164,978
Electric Utilities	—	1,398,894	—	1,398,894
Electronic Equipment, Instruments & Components	—	5,923	—	5,923
Energy Equipment & Services	—	8,045	—	8,045
Financial Services	—	226,986	92,323	319,309
Food Products	—	252,703	—	252,703
Gas Utilities	—	46,842	—	46,842
Ground Transportation	—	75,442	—	75,442
Health Care Equipment & Supplies	—	55,085	—	55,085
Health Care Providers & Services	—	512,288	66,587	578,875
Health Care REITs	—	41,091	—	41,091
Hotels, Restaurants & Leisure	—	9,150	—	9,150
Independent Power and Renewable Electricity Producers	—	108,119	—	108,119
Industrial Conglomerates	—	21,761	—	21,761
Industrial REITs	—	24,708	—	24,708
Insurance	—	330,769	—	330,769
Interactive Media & Services	—	41,134	—	41,134
IT Services	—	57,432	101,241	158,673
Life Sciences Tools & Services	—	4,866	—	4,866
Machinery	—	16,577	—	16,577
Media	—	195,223	—	195,223
Metals & Mining	—	92,411	—	92,411
Mortgage Real Estate Investment Trusts (REITs)	—	—	60,000	60,000
Multi-Utilities	—	175,580	—	175,580

306	J.P. Morgan Income Funds	August 31, 2025

Core Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Office REITs	$—	$3,177	$—	$3,177
Oil, Gas & Consumable Fuels	—	751,586	—	751,586
Passenger Airlines	—	22,092	—	22,092
Pharmaceuticals	—	190,757	—	190,757
Real Estate Management & Development	—	6,508	—	6,508
Residential REITs	—	38,476	—	38,476
Retail REITs	—	43,104	—	43,104
Semiconductors & Semiconductor Equipment	—	204,718	—	204,718
Software	—	189,659	—	189,659
Specialized REITs	—	85,109	—	85,109
Specialty Retail	—	15,222	—	15,222
Technology Hardware, Storage & Peripherals	—	147,449	—	147,449
Tobacco	—	54,193	—	54,193
Trading Companies & Distributors	—	34,185	—	34,185
Water Utilities	—	5,559	—	5,559
Wireless Telecommunication Services	—	80,321	—	80,321
Total Corporate Bonds	—	11,924,064	486,290	12,410,354
Foreign Government Securities	—	311,064	—	311,064
Loan Assignments	—	46,713	—	46,713
Mortgage-Backed Securities	—	11,381,030	2,001	11,383,031
Municipal Bonds	—	158,612	—	158,612
U.S. Government Agency Securities	—	188,837	—	188,837
U.S. Treasury Obligations	—	15,329,914	—	15,329,914
Short-Term Investments
Investment Companies	1,942,513	—	—	1,942,513
Total Investments in Securities	$1,942,513	$47,514,622	$2,726,591	$52,183,726
Appreciation in Other Financial Instruments
Futures Contracts	$26,871	$—	$—	$26,871

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,161,783	$916,096	$3,077,879
Collateralized Mortgage Obligations	—	1,011,216	46,676	1,057,892
Commercial Mortgage-Backed Securities	—	2,327,404	189,165	2,516,569
Common Stocks
Broadline Retail	—	—	354	354
Distributors	—	—	2,234	2,234
Financial Services	—	—	3	3
Health Care Equipment & Supplies	—	67	—	67
Media	893	—	893	1,786
Oil, Gas & Consumable Fuels	3,824	—	—	3,824
Pharmaceuticals	—	—	1,564	1,564
Specialty Retail	—	—	20	20
Wireless Telecommunication Services	—	—	— (a)	— (a)

August 31, 2025	J.P. Morgan Income Funds	307

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Common Stocks	4,717	67	5,068	9,852
Corporate Bonds
Aerospace & Defense	$—	$98,842	$1,936	$100,778
Automobile Components	—	38,937	—	38,937
Automobiles	—	64,448	—	64,448
Banks	—	1,770,093	—	1,770,093
Beverages	—	26,565	—	26,565
Biotechnology	—	113,610	—	113,610
Broadline Retail	—	9,374	—	9,374
Building Products	—	59,645	—	59,645
Capital Markets	—	515,584	—	515,584
Chemicals	—	59,988	—	59,988
Commercial Services & Supplies	—	59,761	—	59,761
Communications Equipment	—	16,442	—	16,442
Construction & Engineering	—	26,944	—	26,944
Construction Materials	—	7,121	—	7,121
Consumer Finance	—	201,138	—	201,138
Consumer Staples Distribution & Retail	—	30,444	— (a)	30,444
Containers & Packaging	—	77,027	—	77,027
Distributors	—	12,159	—	12,159
Diversified Consumer Services	—	7,871	—	7,871
Diversified REITs	—	12,278	—	12,278
Diversified Telecommunication Services	—	146,271	—	146,271
Electric Utilities	—	632,634	—	632,634
Electrical Equipment	—	6,138	—	6,138
Electronic Equipment, Instruments & Components	—	18,079	—	18,079
Energy Equipment & Services	—	27,304	—	27,304
Entertainment	—	48,060	—	48,060
Financial Services	—	83,958	28,680	112,638
Food Products	—	186,494	—	186,494
Gas Utilities	—	12,921	—	12,921
Ground Transportation	—	95,993	—	95,993
Health Care Equipment & Supplies	—	34,292	—	34,292
Health Care Providers & Services	—	161,179	14,427	175,606
Health Care REITs	—	12,657	—	12,657
Health Care Technology	—	11,549	—	11,549
Hotel & Resort REITs	—	12,633	—	12,633
Hotels, Restaurants & Leisure	—	137,326	—	137,326
Household Durables	—	19,796	—	19,796
Household Products	—	8,505	—	8,505
Independent Power and Renewable Electricity Producers	—	61,243	—	61,243
Industrial Conglomerates	—	4,408	—	4,408
Industrial REITs	—	6,725	—	6,725
Insurance	—	67,305	—	67,305
Interactive Media & Services	—	23,415	—	23,415
IT Services	—	10,507	24,217	34,724
Leisure Products	—	4,022	—	4,022
Machinery	—	23,993	—	23,993

308	J.P. Morgan Income Funds	August 31, 2025

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Marine Transportation	$—	$8,228	$—	$8,228
Media	—	234,645	—	234,645
Metals & Mining	—	88,363	—	88,363
Mortgage Real Estate Investment Trusts (REITs)	—	161,493	—	161,493
Multi-Utilities	—	117,452	—	117,452
Office REITs	—	1,484	—	1,484
Oil, Gas & Consumable Fuels	—	891,131	—	891,131
Passenger Airlines	—	27,653	—	27,653
Personal Care Products	—	10,686	—	10,686
Pharmaceuticals	—	120,283	— (a)	120,283
Real Estate Management & Development	—	598	17,479	18,077
Residential REITs	—	21,908	—	21,908
Retail REITs	—	15,928	—	15,928
Semiconductors & Semiconductor Equipment	—	89,144	—	89,144
Software	—	135,355	—	135,355
Specialized REITs	—	27,182	—	27,182
Specialty Retail	—	60,505	— (b)	60,505
Technology Hardware, Storage & Peripherals	—	27,114	—	27,114
Textiles, Apparel & Luxury Goods	—	2,801	—	2,801
Tobacco	—	154,593	—	154,593
Trading Companies & Distributors	—	42,344	—	42,344
Water Utilities	—	4,067	—	4,067
Wireless Telecommunication Services	—	52,966	—	52,966
Total Corporate Bonds	—	7,361,601	86,739	7,448,340
Foreign Government Securities	—	218,907	—	218,907
Loan Assignments
Automobile Components	—	6,401	—	6,401
Beverages	—	7,607	—	7,607
Building Products	—	20,800	—	20,800
Chemicals	—	9,421	—	9,421
Commercial Services & Supplies	—	3,499	—	3,499
Consumer Staples Distribution & Retail	—	—	1,628	1,628
Containers & Packaging	—	4,737	—	4,737
Diversified Consumer Services	—	3,553	—	3,553
Diversified Telecommunication Services	—	5,840	—	5,840
Electrical Equipment	—	9,319	—	9,319
Financial Services	—	7,524	—	7,524
Ground Transportation	—	11,025	—	11,025
Health Care Equipment & Supplies	—	2,221	—	2,221
Health Care Providers & Services	—	12,726	—	12,726
Hotels, Restaurants & Leisure	—	1,174	—	1,174
Household Durables	—	3,510	—	3,510
Insurance	—	14,160	—	14,160
IT Services	—	8,294	—	8,294
Leisure Products	—	7,162	1	7,163
Machinery	—	5,719	—	5,719
Media	—	29,977	—	29,977
Oil, Gas & Consumable Fuels	—	12,978	—	12,978

August 31, 2025	J.P. Morgan Income Funds	309

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Passenger Airlines	$—	$7,818	$—	$7,818
Personal Care Products	—	2,414	—	2,414
Pharmaceuticals	—	5,467	—	5,467
Professional Services	—	12,735	—	12,735
Semiconductors & Semiconductor Equipment	—	10,205	—	10,205
Software	—	42,421	—	42,421
Specialty Retail	—	13,218	152	13,370
Total Loan Assignments	—	281,925	1,781	283,706
Mortgage-Backed Securities	—	5,917,128	38,749	5,955,877
Municipal Bonds	—	873	—	873
Preferred Stocks	—	—	2,501	2,501
U.S. Treasury Obligations	—	2,134,743	—	2,134,743
Short-Term Investments
Investment Companies	1,838,355	—	—	1,838,355
Investment of Cash Collateral from Securities Loaned	628	—	—	628
Total Short-Term Investments	1,838,983	—	—	1,838,983
Total Investments in Securities	$1,843,700	$21,415,647	$1,286,775	$24,546,122
Appreciation in Other Financial Instruments
Futures Contracts	$13,053	$—	$—	$13,053
Depreciation in Other Financial Instruments
Futures Contracts	$(4,895)	$—	$—	$(4,895)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$8,158	$—	$—	$8,158

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$219	$219
Machinery	—	—	— (a)	— (a)
Media	484	—	—	484
Pharmaceuticals	—	—	237	237
Specialty Retail	—	304	14	318
Total Common Stocks	484	304	470	1,258
Corporate Bonds	—	19,367	—	19,367
Exchange-Traded Funds	6,925	—	—	6,925
Loan Assignments
Aerospace & Defense	—	4,669	—	4,669
Automobile Components	—	4,565	—	4,565
Beverages	—	1,404	—	1,404
Broadline Retail	—	935	—	935

310	J.P. Morgan Income Funds	August 31, 2025

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$—	$7,844	$—	$7,844
Capital Markets	—	2,132	—	2,132
Chemicals	—	2,710	—	2,710
Commercial Services & Supplies	—	12,178	—	12,178
Construction & Engineering	—	3,495	—	3,495
Consumer Staples Distribution & Retail	—	—	5,800	5,800
Containers & Packaging	—	6,452	—	6,452
Diversified Consumer Services	—	4,848	—	4,848
Diversified Telecommunication Services	—	4,721	—	4,721
Electric Utilities	—	2,448	—	2,448
Electrical Equipment	—	2,454	—	2,454
Electronic Equipment, Instruments & Components	—	4,458	—	4,458
Entertainment	—	2,175	—	2,175
Financial Services	—	4,438	—	4,438
Ground Transportation	—	4,118	—	4,118
Health Care Equipment & Supplies	—	6,463	—	6,463
Health Care Providers & Services	—	8,468	—	8,468
Hotels, Restaurants & Leisure	—	3,687	—	3,687
Household Durables	—	1,170	—	1,170
Insurance	—	8,304	—	8,304
IT Services	—	5,620	—	5,620
Leisure Products	—	2,247	33	2,280
Machinery	—	6,425	—	6,425
Media	—	7,530	—	7,530
Metals & Mining	—	814	—	814
Oil, Gas & Consumable Fuels	—	7,228	—	7,228
Passenger Airlines	—	2,788	—	2,788
Personal Care Products	—	846	—	846
Pharmaceuticals	—	3,418	—	3,418
Professional Services	—	9,612	—	9,612
Semiconductors & Semiconductor Equipment	—	1,995	—	1,995
Software	—	18,869	—	18,869
Specialty Retail	—	6,855	125	6,980
Trading Companies & Distributors	—	1,008	—	1,008
Wireless Telecommunication Services	—	542	—	542
Total Loan Assignments	—	179,933	5,958	185,891
Preferred Stocks	—	—	— (b)	— (b)
Short-Term Investments
Investment Companies	7,252	—	—	7,252
Total Investments in Securities	$14,661	$199,604	$6,428	$220,693
Appreciation in Other Financial Instruments
Swaps	$—	$122	$—	$122

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

August 31, 2025	J.P. Morgan Income Funds	311

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$503,224	$—	$503,224
Commercial Mortgage-Backed Securities	—	166,499	—	166,499
Mortgage-Backed Securities	—	565,565	—	565,565
U.S. Government Agency Securities	—	41,131	—	41,131
U.S. Treasury Obligations	—	565,916	—	565,916
Short-Term Investments
Investment Companies	48,858	—	—	48,858
Total Investments in Securities	$48,858	$1,842,335	$—	$1,891,193
Appreciation in Other Financial Instruments
Futures Contracts	$312	$—	$—	$312
Depreciation in Other Financial Instruments
Futures Contracts	$(292)	$—	$—	$(292)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$20	$—	$—	$20

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$232	$232
Broadline Retail	—	—	2,541	2,541
Chemicals	—	—	2,133	2,133
Distributors	—	—	5,044	5,044
Diversified Telecommunication Services	6,309	—	—	6,309
Financial Services	—	—	14	14
Health Care Equipment & Supplies	—	1,835	—	1,835
Machinery	—	—	— (a)	— (a)
Media	5,860	841	9,555	16,256
Oil, Gas & Consumable Fuels	5,112	—	—	5,112
Pharmaceuticals	—	13,555	8,295	21,850
Specialized REITs	13,269	—	—	13,269
Specialty Retail	—	3,867	69	3,936
Wireless Telecommunication Services	—	—	— (a)	— (a)
Total Common Stocks	30,550	20,098	27,883	78,531
Convertible Bonds	—	8,141	—	8,141
Corporate Bonds
Aerospace & Defense	—	87,230	4,371	91,601
Automobile Components	—	228,445	—	228,445
Automobiles	—	7,468	—	7,468
Banks	—	9,623	—	9,623
Beverages	—	7,507	—	7,507
Biotechnology	—	10,864	—	10,864
Broadline Retail	—	31,299	—	31,299
Building Products	—	182,284	—	182,284

312	J.P. Morgan Income Funds	August 31, 2025

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$—	$1,487	$—	$1,487
Chemicals	—	179,667	—	179,667
Commercial Services & Supplies	—	225,072	—	225,072
Communications Equipment	—	40,804	—	40,804
Construction & Engineering	—	43,074	—	43,074
Construction Materials	—	9,618	—	9,618
Consumer Finance	—	128,080	—	128,080
Consumer Staples Distribution & Retail	—	92,235	— (a)	92,235
Containers & Packaging	—	97,962	—	97,962
Distributors	—	16,452	24,519	40,971
Diversified Consumer Services	—	13,321	—	13,321
Diversified REITs	—	18,813	—	18,813
Diversified Telecommunication Services	—	440,247	—	440,247
Electric Utilities	—	65,296	—	65,296
Electrical Equipment	—	25,130	—	25,130
Electronic Equipment, Instruments & Components	—	29,645	—	29,645
Energy Equipment & Services	—	53,165	—	53,165
Entertainment	—	81,977	—	81,977
Financial Services	—	96,195	—	96,195
Food Products	—	37,491	—	37,491
Gas Utilities	—	15,475	—	15,475
Ground Transportation	—	114,486	8,043	122,529
Health Care Equipment & Supplies	—	68,862	—	68,862
Health Care Providers & Services	—	267,924	—	267,924
Health Care REITs	—	4,116	—	4,116
Health Care Technology	—	46,516	—	46,516
Hotel & Resort REITs	—	53,325	—	53,325
Hotels, Restaurants & Leisure	—	325,666	—	325,666
Household Durables	—	52,752	—	52,752
Household Products	—	54,018	—	54,018
Independent Power and Renewable Electricity Producers	—	3,406	—	3,406
Interactive Media & Services	—	3,540	—	3,540
IT Services	—	51,320	—	51,320
Leisure Products	—	9,778	—	9,778
Machinery	—	58,806	—	58,806
Media	—	562,602	—	562,602
Metals & Mining	—	71,199	—	71,199
Mortgage Real Estate Investment Trusts (REITs)	—	2,511	—	2,511
Oil, Gas & Consumable Fuels	—	585,377	—	585,377
Passenger Airlines	—	58,729	—	58,729
Personal Care Products	—	27,743	—	27,743
Pharmaceuticals	—	79,439	— (a)	79,439
Professional Services	—	5,927	—	5,927
Real Estate Management & Development	—	21,288	—	21,288
Semiconductors & Semiconductor Equipment	—	95,138	—	95,138
Software	—	72,951	—	72,951
Specialized REITs	—	35,114	—	35,114
Specialty Retail	—	102,024	— (a)	102,024
Technology Hardware, Storage & Peripherals	—	24,896	—	24,896

August 31, 2025	J.P. Morgan Income Funds	313

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Textiles, Apparel & Luxury Goods	$—	$5,172	$—	$5,172
Trading Companies & Distributors	—	110,727	—	110,727
Wireless Telecommunication Services	—	18,388	—	18,388
Total Corporate Bonds	—	5,269,666	36,933	5,306,599
Exchange-Traded Funds	106,841	—	—	106,841
Loan Assignments
Aerospace & Defense	—	12,967	—	12,967
Automobile Components	—	12,455	—	12,455
Beverages	—	7,051	—	7,051
Broadline Retail	—	5,080	—	5,080
Building Products	—	24,262	—	24,262
Chemicals	—	24,181	—	24,181
Commercial Services & Supplies	—	19,874	—	19,874
Communications Equipment	—	7,116	—	7,116
Consumer Staples Distribution & Retail	—	—	31,692	31,692
Containers & Packaging	—	19,865	—	19,865
Diversified Consumer Services	—	7,085	—	7,085
Diversified Telecommunication Services	—	16,234	—	16,234
Electronic Equipment, Instruments & Components	—	17,759	—	17,759
Entertainment	—	11,658	—	11,658
Financial Services	—	18,072	—	18,072
Ground Transportation	—	26,832	—	26,832
Health Care Equipment & Supplies	—	28,547	—	28,547
Health Care Providers & Services	—	21,121	—	21,121
Hotels, Restaurants & Leisure	—	2,846	—	2,846
Insurance	—	14,644	—	14,644
IT Services	—	10,166	—	10,166
Leisure Products	—	18,181	32	18,213
Machinery	—	7,659	—	7,659
Media	—	58,524	—	58,524
Oil, Gas & Consumable Fuels	—	4,436	—	4,436
Passenger Airlines	—	12,943	—	12,943
Personal Care Products	—	5,508	—	5,508
Pharmaceuticals	—	17,385	—	17,385
Professional Services	—	7,005	—	7,005
Software	—	38,495	—	38,495
Specialty Retail	—	41,744	1,327	43,071
Trading Companies & Distributors	—	1,503	—	1,503
Total Loan Assignments	—	521,198	33,051	554,249
Preferred Stocks	—	—	16,285	16,285
U.S. Treasury Obligations	—	95,087	—	95,087
Warrants	—	—	1	1
Short-Term Investments
Investment Companies	412,045	—	—	412,045
Total Investments in Securities	$549,436	$5,914,190	$114,153	$6,577,779

314	J.P. Morgan Income Funds	August 31, 2025

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Swaps	$—	$1,654	$—	$1,654

(a)	Amount rounds to less than one thousand.

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,041,092	$358,227	$2,399,319
Collateralized Mortgage Obligations	—	1,934,117	300,404	2,234,521
Commercial Mortgage-Backed Securities	—	3,340,751	108,565	3,449,316
Common Stocks
Aerospace & Defense	—	—	69	69
Broadline Retail	—	—	9	9
Chemicals	—	—	1,309	1,309
Distributors	—	—	1,608	1,608
Diversified Telecommunication Services	175	—	—	175
Health Care Equipment & Supplies	—	17	—	17
Media	12	—	1,880	1,892
Oil, Gas & Consumable Fuels	2,415	—	—	2,415
Pharmaceuticals	—	6,334	3,621	9,955
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	— (a)	— (a)
Total Common Stocks	2,602	6,351	8,496	17,449
Corporate Bonds
Aerospace & Defense	—	53,998	1,393	55,391
Automobile Components	—	107,517	—	107,517
Automobiles	—	990	—	990
Banks	—	91,633	—	91,633
Beverages	—	6,228	—	6,228
Biotechnology	—	5,889	—	5,889
Broadline Retail	—	17,809	—	17,809
Building Products	—	92,313	—	92,313
Capital Markets	—	8,846	—	8,846
Chemicals	—	129,645	—	129,645
Commercial Services & Supplies	—	100,573	—	100,573
Communications Equipment	—	11,769	—	11,769
Construction & Engineering	—	12,704	—	12,704
Construction Materials	—	4,890	—	4,890
Consumer Finance	—	44,111	—	44,111
Consumer Staples Distribution & Retail	—	47,407	— (a)	47,407
Containers & Packaging	—	53,712	—	53,712
Distributors	—	2,549	—	2,549
Diversified Consumer Services	—	14,007	—	14,007
Diversified Telecommunication Services	—	235,384	—	235,384
Electric Utilities	—	81,304	—	81,304

August 31, 2025	J.P. Morgan Income Funds	315

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electrical Equipment	$—	$13,187	$—	$13,187
Electronic Equipment, Instruments & Components	—	25,355	—	25,355
Energy Equipment & Services	—	20,824	—	20,824
Entertainment	—	40,000	—	40,000
Financial Services	—	64,735	23,814	88,549
Food Products	—	31,070	—	31,070
Gas Utilities	—	4,517	—	4,517
Ground Transportation	—	70,779	1,074	71,853
Health Care Equipment & Supplies	—	47,394	—	47,394
Health Care Providers & Services	—	117,588	—	117,588
Health Care Technology	—	16,474	—	16,474
Hotel & Resort REITs	—	24,753	—	24,753
Hotels, Restaurants & Leisure	—	184,607	—	184,607
Household Durables	—	31,020	—	31,020
Household Products	—	26,376	—	26,376
Independent Power and Renewable Electricity Producers	—	12,281	—	12,281
Interactive Media & Services	—	2,283	—	2,283
IT Services	—	11,721	13,228	24,949
Leisure Products	—	4,147	—	4,147
Machinery	—	19,971	—	19,971
Marine Transportation	—	8,843	—	8,843
Media	—	295,872	—	295,872
Metals & Mining	—	45,225	—	45,225
Mortgage Real Estate Investment Trusts (REITs)	—	94,522	—	94,522
Multi-Utilities	—	5,278	—	5,278
Oil, Gas & Consumable Fuels	—	471,522	—	471,522
Passenger Airlines	—	32,298	—	32,298
Personal Care Products	—	26,169	—	26,169
Pharmaceuticals	—	50,680	— (a)	50,680
Professional Services	—	—	9,156	9,156
Real Estate Management & Development	—	5,933	—	5,933
Semiconductors & Semiconductor Equipment	—	41,288	—	41,288
Software	—	38,502	—	38,502
Specialized REITs	—	13,847	—	13,847
Specialty Retail	—	67,340	— (a)	67,340
Technology Hardware, Storage & Peripherals	—	24,249	—	24,249
Tobacco	—	1,312	—	1,312
Trading Companies & Distributors	—	67,212	—	67,212
Transportation Infrastructure	—	3,784	—	3,784
Wireless Telecommunication Services	—	26,084	—	26,084
Total Corporate Bonds	—	3,212,320	48,665	3,260,985
Foreign Government Securities	—	483,522	—	483,522
Loan Assignments
Aerospace & Defense	—	846	—	846
Automobile Components	—	3,635	—	3,635
Beverages	—	1,922	—	1,922
Building Products	—	15,328	—	15,328
Chemicals	—	4,416	—	4,416

316	J.P. Morgan Income Funds	August 31, 2025

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Services & Supplies	$—	$6,298	$—	$6,298
Consumer Staples Distribution & Retail	—	—	6,253	6,253
Containers & Packaging	—	4,773	—	4,773
Diversified Consumer Services	—	5,898	—	5,898
Diversified Telecommunication Services	—	2,323	—	2,323
Electrical Equipment	—	2,385	—	2,385
Electronic Equipment, Instruments & Components	—	5,156	—	5,156
Financial Services	—	2,395	—	2,395
Ground Transportation	—	12,489	—	12,489
Health Care Equipment & Supplies	—	6,593	—	6,593
Health Care Providers & Services	—	3,998	—	3,998
Insurance	—	8,660	—	8,660
IT Services	—	8,754	—	8,754
Leisure Products	—	7,343	— (a)	7,343
Machinery	—	6,012	—	6,012
Media	—	3,755	—	3,755
Oil, Gas & Consumable Fuels	—	3,143	—	3,143
Passenger Airlines	—	5,971	—	5,971
Pharmaceuticals	—	5,661	—	5,661
Professional Services	—	7,144	—	7,144
Semiconductors & Semiconductor Equipment	—	2,772	—	2,772
Software	—	30,052	—	30,052
Specialty Retail	—	12,609	1	12,610
Trading Companies & Distributors	—	855	—	855
Total Loan Assignments	—	181,186	6,254	187,440
Mortgage-Backed Securities	—	4,896,144	30,969	4,927,113
Municipal Bonds	—	59,253	—	59,253
Preferred Stocks
Broadline Retail	—	—	17	17
Electric Utilities	3,356	—	—	3,356
Total Preferred Stocks	3,356	—	17	3,373
Supranational	—	4,872	—	4,872
Warrants
Media	—	73	— (a)	73
Short-Term Investments
Investment Companies	129,170	—	—	129,170
Total Investments in Securities	$135,128	$16,159,681	$861,597	$17,156,406
Liabilities
TBA Short Commitment	$—	$(2,202,450)	$—	$(2,202,450)
Total Liabilities in Securities Sold Short	$—	$(2,202,450)	$—	$(2,202,450)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$178	$—	$178
Futures Contracts	16,452	—	—	16,452
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(817)	$—	$(817)
Futures Contracts	(6,798)	—	—	(6,798)

August 31, 2025	J.P. Morgan Income Funds	317

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$(48,982)	$—	$(48,982)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$9,654	$(49,621)	$—	$(39,967)

(a)	Amount rounds to less than one thousand.

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,707,304	$41,608	$2,748,912
Collateralized Mortgage Obligations	—	1,791,734	27,631	1,819,365
Commercial Mortgage-Backed Securities	—	183,174	—	183,174
Corporate Bonds
Communication Services	—	18,951	—	18,951
Consumer Discretionary	—	70,194	—	70,194
Energy	—	29,121	—	29,121
Financials	—	2,272,170	17,529	2,289,699
Health Care	—	4,312	—	4,312
Industrials	—	21,842	—	21,842
Information Technology	—	7,850	15,262	23,112
Materials	—	15,183	—	15,183
Utilities	—	61,825	—	61,825
Total Corporate Bonds	—	2,501,448	32,791	2,534,239
Mortgage-Backed Securities	—	915,920	—	915,920
U.S. Treasury Obligations	—	1,458,945	—	1,458,945
Short-Term Investments
Investment Companies	549,741	—	—	549,741
U.S. Treasury Obligations	—	714,007	—	714,007
Total Short-Term Investments	549,741	714,007	—	1,263,748
Total Investments in Securities	$549,741	$10,272,532	$102,030	$10,924,303
Appreciation in Other Financial Instruments
Futures Contracts	$3,705	$—	$—	$3,705
Depreciation in Other Financial Instruments
Futures Contracts	$(3,159)	$—	$—	$(3,159)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$546	$—	$—	$546

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,197,614	$27,453	$1,225,067
Collateralized Mortgage Obligations	—	799,768	33,239	833,007
Commercial Mortgage-Backed Securities	—	253,091	8,272	261,363

318	J.P. Morgan Income Funds	August 31, 2025

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Distributors	$—	$—	$266	$266
Media	—	—	190	190
Oil, Gas & Consumable Fuels	212	—	—	212
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	— (b)	— (b)
Total Common Stocks	212	—	456	668
Corporate Bonds
Aerospace & Defense	—	4,875	231	5,106
Automobile Components	—	8,414	—	8,414
Automobiles	—	25,314	—	25,314
Banks	—	861,134	—	861,134
Beverages	—	9,244	—	9,244
Biotechnology	—	8,734	—	8,734
Broadline Retail	—	2,113	—	2,113
Building Products	—	12,999	—	12,999
Capital Markets	—	206,309	—	206,309
Chemicals	—	13,157	—	13,157
Commercial Services & Supplies	—	8,867	—	8,867
Communications Equipment	—	1,664	—	1,664
Construction & Engineering	—	4,711	—	4,711
Construction Materials	—	582	—	582
Consumer Finance	—	86,729	—	86,729
Consumer Staples Distribution & Retail	—	4,497	— (b)	4,497
Containers & Packaging	—	16,162	—	16,162
Distributors	—	1,070	—	1,070
Diversified Consumer Services	—	1,625	—	1,625
Diversified Telecommunication Services	—	17,516	—	17,516
Electric Utilities	—	45,872	—	45,872
Electrical Equipment	—	464	—	464
Electronic Equipment, Instruments & Components	—	2,411	—	2,411
Energy Equipment & Services	—	3,586	—	3,586
Entertainment	—	2,719	—	2,719
Financial Services	—	40,195	7,249	47,444
Food Products	—	20,949	—	20,949
Gas Utilities	—	528	—	528
Ground Transportation	—	6,956	—	6,956
Health Care Equipment & Supplies	—	12,608	—	12,608
Health Care Providers & Services	—	40,979	—	40,979
Health Care Technology	—	2,082	—	2,082
Hotel & Resort REITs	—	2,502	—	2,502
Hotels, Restaurants & Leisure	—	27,168	—	27,168
Household Durables	—	11,818	—	11,818
Household Products	—	2,245	—	2,245
Independent Power and Renewable Electricity Producers	—	10,315	—	10,315
Insurance	—	55,730	—	55,730
Interactive Media & Services	—	500	—	500
IT Services	—	540	4,070	4,610

August 31, 2025	J.P. Morgan Income Funds	319

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Leisure Products	$—	$569	$—	$569
Machinery	—	4,072	—	4,072
Marine Transportation	—	1,048	—	1,048
Media	—	32,828	—	32,828
Metals & Mining	—	7,031	—	7,031
Mortgage Real Estate Investment Trusts (REITs)	—	10,218	—	10,218
Multi-Utilities	—	4,284	—	4,284
Oil, Gas & Consumable Fuels	—	97,890	—	97,890
Passenger Airlines	—	6,377	—	6,377
Personal Care Products	—	1,825	—	1,825
Pharmaceuticals	—	2,308	—	2,308
Real Estate Management & Development	—	917	—	917
Residential REITs	—	8,066	—	8,066
Semiconductors & Semiconductor Equipment	—	32,094	—	32,094
Software	—	4,277	—	4,277
Specialized REITs	—	1,558	—	1,558
Specialty Retail	—	7,093	— (a)	7,093
Technology Hardware, Storage & Peripherals	—	1,407	—	1,407
Trading Companies & Distributors	—	7,131	—	7,131
Wireless Telecommunication Services	—	2,910	—	2,910
Total Corporate Bonds	—	1,819,786	11,550	1,831,336
Foreign Government Securities	—	60,474	—	60,474
Loan Assignments	—	18,363	—	18,363
Mortgage-Backed Securities	—	535,376	—	535,376
Municipal Bonds	—	2,183	—	2,183
U.S. Treasury Obligations	—	605,737	—	605,737
Short-Term Investments
Investment Companies	287,250	—	—	287,250
U.S. Treasury Obligations	—	9,987	—	9,987
Total Short-Term Investments	287,250	9,987	—	297,237
Total Investments in Securities	$287,462	$5,302,379	$80,970	$5,670,811
Appreciation in Other Financial Instruments
Futures Contracts	$3,585	$—	$—	$3,585
Depreciation in Other Financial Instruments
Futures Contracts	$(1,390)	$—	$—	$(1,390)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,195	$—	$—	$2,195

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

320	J.P. Morgan Income Funds	August 31, 2025

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$1,761,818	$5,160	$3,961	$294	$249,711	$(345,050)	$41,332	$—	$76,952	$1,794,178
Collateralized Mortgage Obligations	438,311	— (b)	1,446	32	43,666	(148,722)	— (b)	—	10,541	345,274
Commercial Mortgage-Backed Securities	89,436	—	(1,344)	59	15,185	(33,065)	28,577	—	—	98,848
Corporate Bonds	106,088	—	1,741	—	385,375	(6,914)	—	—	—	486,290
Mortgage-Backed Securities	92,415	—	11	—	—	(2,932)	—	—	(87,493)	2,001
Total	$2,488,068	$5,160	$5,815	$385	$693,937	$(536,683)	$69,909	$—	$—	$2,726,591

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Mortgage-Backed Securities, Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $8,553. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
Core Plus Bond Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$900,559	$—	$1,123	$449	$159,950	$(138,620)	$19,873	$—	$(27,238)	$916,096
Collateralized Mortgage Obligations	86,836	5	(30)	4	—	(75,741)	35,602	—	—	46,676
Commercial Mortgage-Backed Securities	110,831	—	1,932	1,586	13,152	(9,606)	71,270	—	—	189,165
Common Stocks	3,318	105	894	—	3,191	(2,440)	—	—	—	5,068
Convertible Preferred Stocks	1,997	—	—	—	—	—	—	—	(1,997)	—
Corporate Bonds	3,692	(4,387)	4,647	67	86,776	(4,056)	—	—	—	86,739
Loan Assignments	2,015	— (b)	(2,129)	97	677	(20)	1,141	—	—	1,781
Mortgage-Backed Securities	11,714	—	(94)	—	—	(109)	—	—	27,238	38,749
Preferred Stocks	2,712	—	(2,328)	—	120	—	—	—	1,997	2,501
Warrants	— (b)	— (b)	— (b)	—	—	—	—	—	—	—
Total	$1,123,674	$(4,277)	$4,015	$2,203	$263,866	$(230,592)	$127,886	$—	$—	$1,286,775

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Convertible Preferred Stocks, Mortgage-Backed Securities and Preferred Stocks.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $403. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.

August 31, 2025	J.P. Morgan Income Funds	321

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

Floating Rate Income Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Common Stocks	$867	$— (b)	$(311)	$—	$209	$—	$—	$(295)	$—	$470
Convertible Preferred Stocks	3,522	—	—	—	—	—	—	—	(3,522)	—
Loan Assignments	7,275	— (b)	(2,756)	238	915	(438)	943	(219)	—	5,958
Preferred Stocks	—	—	(3,735)	—	213	—	—	—	3,522	— (c)
Total	$11,664	$— (b)	$(6,802)	$238	$1,337	$(438)	$943	$(514)	$—	$6,428

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Convertible Preferred Stocks and Preferred Stocks.
(b)	Amount rounds to less than one thousand.
(c)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $(6,687). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
High Yield Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Common Stocks	$54,340	$1,090	$(1,806)	$—	$18,254	$(26,861)	$—	$(17,134)	$—	$27,883
Convertible Preferred Stocks	17,363	—	—	—	—	—	—	—	(17,363)	—
Corporate Bonds	42,281	(10,244)	14,298	(251)	7,569	(16,720)	—	—	—	36,933
Loan Assignments	34,784	1	(19,223)	918	7,033	(448)	9,986	—	—	33,051
Preferred Stocks	17,655	—	(19,779)	—	1,046	—	—	—	17,363	16,285
Warrants	27	(1)	(25)	—	—	—	—	—	—	1
Total	$166,450	$(9,154)	$(26,535)	$667	$33,902	$(44,029)	$9,986	$(17,134)	$—	$114,153

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Convertible Preferred Stocks and Preferred Stocks.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $(44,220). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.

322	J.P. Morgan Income Funds	August 31, 2025

Income Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$278,971	$(45)	$(1,393)	$(297)	$205,434	$(121,364)	$—	$—	$(3,079)	$358,227
Collateralized Mortgage Obligations	38,802	1	(2,608)	(73)	351,560	(100,548)	26,208	(14,627)	1,689	300,404
Commercial Mortgage-Backed Securities	104,618	— (b)	1,945	316	289	(29,260)	30,657	—	—	108,565
Common Stocks	14,139	210	(1,580)	—	7,093	(5,123)	—	(6,243)	—	8,496
Corporate Bonds	6,555	(3,372)	4,633	192	48,661	(6,315)	—	—	(1,689)	48,665
Loan Assignments	6,184	— (b)	(435)	54	447	(5)	9	—	—	6,254
Mortgage-Backed Securities	23,800	—	(31)	—	4,174	(53)	—	—	3,079	30,969
Preferred Stocks	18	—	(1)	—	—	—	—	—	—	17
Warrants	101	— (b)	(2)	—	—	—	—	(99)	—	— (b)
Total	$473,188	$(3,206)	$528	$192	$617,658	$(262,668)	$56,874	$(20,969)	$—	$861,597

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds, Collateralized Mortgage Obligations and Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $6,133. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
Short Duration Bond Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$47,326	$—	$137	$18	$—	$(5,873)	$—	$—	$41,608
Collateralized Mortgage Obligations	15,639	—	123	12	17,776	(2,836)	—	(3,083)	27,631
Corporate Bonds	—	—	263	—	32,671	(143)	—	—	32,791
Total	$62,965	$—	$523	$30	$50,447	$(8,852)	$—	$(3,083)	$102,030

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $521. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.

August 31, 2025	J.P. Morgan Income Funds	323

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

Short Duration Core Plus Fund	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$15,385	$—	$152	$4	$13,017	$(1,105)	$—	$—	$27,453
Collateralized Mortgage Obligations	3,059	—	215	9	34,717	(3,625)	—	(1,136)	33,239
Commercial Mortgage-Backed Securities	—	—	43	6	8,223	—	—	—	8,272
Common Stocks	525	21	213	—	215	(518)	—	—	456
Corporate Bonds	502	(551)	526	12	11,618	(557)	—	—	11,550
Total	$19,471	$(530)	$1,149	$31	$67,790	$(5,805)	$—	$(1,136)	$80,970

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $546. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$252,035	Discounted Cash Flow
			Constant Default Rate	0.00% - 49.00% (0.32%)
			Yield (Discount Rate of Cash Flows)	4.93% - 18.62% (5.77%)

Asset-Backed Securities	252,035
	16,676	Discounted Cash Flow	Constant Prepayment Rate	35.00% - 100.00% (79.51%)
			Yield (Discount Rate of Cash Flows)	5.17% - 5.31% (5.21%)

Collateralized Mortgage Obligations	16,676
Total	$268,711

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $2,457,880. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

324	J.P. Morgan Income Funds	August 31, 2025

Core Plus
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$17,151	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 8.42% (1.90%)

Collateralized Mortgage Obligations	17,151
	101,552	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.88% - 21.62% (6.70%)

Asset-Backed Securities	101,552
	1,936	Market Comparable Companies	EBITDA Multiple (b)	11.33x (11.33x)
			Liquidity Discount	20.00% (20.00%)

Corporate Bonds	1,936
	1,781	Terms of Exchange Offer	Expected Recovery	1.00% - 100.00% (67.64%)

Loan Assignments	1,781
	2,234	Market Comparable Companies	EBITDA Multiple (b)	11.33x (11.33x)
	141	Terms of Exchange Offer	Expected Recovery	$0.00 - $124.50 ($27.75)

Common Stocks	2,375
Total	$124,795

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $1,161,980. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Floating Rate
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,958	Term of Restructuring	Expected Recovery	0.00% - 100.00% (73.84%)

Loan Assignments	5,958
	- (b)	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Preferred Stocks	- (b)
	233	Terms of Restructuring	Expected Recovery	$0.01 - $124.50 ($17.99)

Common Stocks	233
Total	$6,191

August 31, 2025	J.P. Morgan Income Funds	325

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $237. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.
High Yield
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$33,051	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (78.06%)

Loan Assignments	33,051
	28,890	Market Comparable Companies	EBITDA Multiple (b)	11.33x (11.33x)
			Liquidity Discount	20.00% (20.00%)

Corporate Bonds	28,890
	5,276	Market Comparable Companies	EBITDA Multiple (b)	11.33x (11.33x)
	1,219	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 - $124.50 ($17.76)

Common Stocks	6,495
	- (c)	Terms of Exchange Offer / Restructuring	Expected Recovery	0.00% (0.00%)

Preferred Stocks	- (c)
Total	$68,436

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $45,717. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Value is zero.
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$22,705	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.30% - 8.10% (5.70%)

Asset-Backed Securities	22,705
	7,042	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 8.42% (5.82%)

Collateralized Mortgage Obligations	7,042
	1,393	Market Comparable Companies	EBITDA Multiple (b)	11.33x (11.33x)
	- (b)	Terms of Restructuring	Expected Recovery	0.01%% (0.01%)

Corporate Bonds	1,393

326	J.P. Morgan Income Funds	August 31, 2025

	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	1,677	Market Comparable Companies	EBITDA Multiple (b)	11.33x (11.33x)
	9	Term of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	1,686
	6,254	Terms of Exchange Offer	Expected Recovery	1.00% - 100.00% (89.54%)

Loan Assignments	6,254
Total	$39,080

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $822,517. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
Short
Duration
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$41,608	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (13.19%)
			Yield (Discount Rate of Cash Flows)	5.24% - 5.77% (5.33%)
Asset-Backed Securities	41,608
	13,721	Discounted Cash Flow	Constant Prepayment Rate	87.00% - 100.00% (91.78%)
			Yield (Discount Rate of Cash Flows)	4.93% - 5.34% (5.14%)

Collateralized Mortgage Obligations	13,721
Total	$55,329

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $46,701. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Core Plus Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$8,187	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (8.72%)
			Yield (Discount Rate of Cash Flows)	5.47% - 6.43% (6.05%)
Asset-Backed Securities	8,187
	25,789	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (71.88%)
			Yield (Discount Rate of Cash Flows)	4.92% - 5.42% (5.33%)

August 31, 2025	J.P. Morgan Income Funds	327

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Collateralized Mortgage Obligations	25,789
	2,388	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (100.00%)

Corporate Bonds	2,388
Total	$36,364

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $44,606. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Core Plus Bond Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$1,622	$— (a)	0.0%
Claire's Stores, Inc. - Preferred Stocks	10/3/2018	2,626	— (a)	0.0%
		$4,248	$— (a)

(a)	Value is zero.
Floating Rate Income Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$2,873	$— (a)	0.0%
Claire's Stores, Inc. - Preferred Stocks	10/3/2018	4,630	— (a)	0.0%
		$7,503	$— (a)

(a)	Value is zero.
High Yield Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$14,175	$— (a)	0.0%
Claire's Stores, Inc. - Preferred Stocks	10/3/2018	22,828	— (a)	0.0%
		$37,003	$— (a)

(a)	Amount rounds to less than one thousand.
Income Fund

328	J.P. Morgan Income Funds	August 31, 2025

Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$7	$— (a)	0.0%

(a)	Value is zero.
C. Loan Assignments— Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
At August 31, 2025, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Funds’ net assets, by agent bank as follows:
Agent Bank	Percentage
Bank of America NA	16.8%
Goldman Sachs International	11.2
JPMorgan Chase Bank, N.A.	8.5
Royal Bank of Canada	8.0
Barclays Bank plc	7.7
UBS AG	6.3
Deutsche Bank AG	5.0
D. Unfunded Commitments— Floating Rate Income Fund, High Yield Fund and Income Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2025, Floating Rate Income Fund, High Yield Fund and Income Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B	04/01/2032	3.250%	7.566%	$20	$20	$1	$1	$21	$21

August 31, 2025	J.P. Morgan Income Funds	329

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund (continued)
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000%	7.316%	$104	$104	$—	$—	$104	$104
High Yield Fund
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B	04/01/2032	3.250	7.566	101	101	3	3	104	104
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	7.316	366	367	—	—	366	367
Income Fund
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B	04/01/2032	3.250	7.566	81	81	3	3	84	84
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	7.316	219	219	—	—	219	219
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Core Bond Fund, Core Plus Bond Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Bond Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
Core Bond Fund, Core Plus Bond Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOIs, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2025 are as follows:
Fund		Counterparty	Collateral amount
Core Bond Fund	Collateral Posted	Wells Fargo Securities LLC	$50
Core Plus Bond Fund	Collateral Received	Morgan Stanley	(630)
	Collateral Received	Wells Fargo Securities LLC	(340)
Income Fund	Collateral Posted	Bank of America NA	1,690
	Collateral Posted	Barclays Bank plc	3,920
	Collateral Received	Citigroup Global Markets, Inc.	(250)
	Collateral Posted	Goldman Sachs & Co. LLC	4,670
	Collateral Received	Morgan Stanley	(1,020)
	Collateral Received	Wells Fargo Securities LLC	(1,010)

330	J.P. Morgan Income Funds	August 31, 2025

F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Plus Bond Fund	$1	$(1)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Core Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not lend out any securities during the six months ended August 31, 2025.

August 31, 2025	J.P. Morgan Income Funds	331

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$1,927,258	$8,064,555	$8,049,326	$65	$(39)	$1,942,513	1,941,736	$38,549	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Core Plus Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$1,752,942	$4,106,275	$4,020,893	$25	$6	$1,838,355	1,837,620	$36,206	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (a) (b)	628	—	—	—	—	628	628	14 *	—
Total	$1,753,570	$4,106,275	$4,020,893	$25	$6	$1,838,983		$36,220	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Floating Rate Income Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.13% (a) (b)	$9,982	$79,313	$82,043	$—	$—	$7,252	7,252	$225	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

332	J.P. Morgan Income Funds	August 31, 2025

Government Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.13% (a) (b)	$39,433	$385,867	$376,442	$—	$—	$48,858	48,858	$1,114	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

High Yield Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.13% (a) (b)	$144,588	$1,748,729	$1,481,272	$—	$—	$412,045	412,045	$8,071	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Income Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$27,613	$4,279,635	$4,178,083	$(3)	$8	$129,170	129,118	$8,118	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Short Duration Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.13% (a) (b)	$158,186	$2,055,974	$1,664,419	$—	$—	$549,741	549,741	$6,998	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

August 31, 2025	J.P. Morgan Income Funds	333

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$104,091	$1,728,281	$1,545,129	$(9)	$16	$287,250	287,164	$3,878	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives—The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

334	J.P. Morgan Income Funds	August 31, 2025

Notes I(1) — I(4) below describe the various derivatives used by the Funds.
(1) Options— Income Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
(2) Futures Contracts— Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

August 31, 2025	J.P. Morgan Income Funds	335

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of August 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Government Bond Fund	High Yield Fund	Income Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$—	$—	$—	$—	$178
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	—	—	—	—	(817)

336	J.P. Morgan Income Funds	August 31, 2025

	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Government Bond Fund	High Yield Fund	Income Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$26,871	$13,053	$—	$312	$—	$16,452
Unrealized Depreciation on Futures Contracts *	—	(4,895)	—	(292)	—	(6,798)
Credit Risk Exposure:
Swaps at Value (Assets) **	—	—	164	—	2,866	—
Swaps at Value (Liabilities) **	—	—	—	—	—	(112,942)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	26,871	8,158	—	20	—	9,654
Swaps at Value **	—	—	164	—	2,866	(112,942)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	—	—	—	—	(639)

	Short Duration Bond Fund	Short Duration Core Plus Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$3,705	$3,585
Unrealized Depreciation on Futures Contracts *	(3,159)	(1,390)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	546	2,195

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2025, by primary underlying risk exposure:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Government Bond Fund	High Yield Fund	Income Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(1,185)	$—	$—	$—	$(12,506)
Purchased Options	—	—	—	—	—	(1,442)
Interest Rate Risk Exposure:
Futures Contracts	46,534	(44,873)	—	356	—	20,951
Purchased Options	—	—	—	—	—	(7,254)
Credit Exposure Risk:
Swap Contracts	—	—	153	—	701	(8,395)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:

August 31, 2025	J.P. Morgan Income Funds	337

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Government Bond Fund	High Yield Fund	Income Fund
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(38)	$—	$—	$—	$(639)
Interest Rate Risk Exposure:
Futures Contracts	(2,927)	(9,533)	—	20	—	5,275
Credit Exposure Risk:
Swap Contracts	—	—	122	—	1,654	(13,852)

	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(7,087)	$6,553
Credit Exposure Risk:
Swap Contracts	—	739
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$1,986	$707
Credit Exposure Risk:
Swap Contracts	—	582
Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Government Bond Fund	High Yield Fund	Income Fund
Futures Contracts:
Average Notional Balance Long	$7,378,677	$4,586,694	$—	$53,035	$—	$3,343,502
Average Notional Balance Short	(61,178)	(22,408)	—	(24,720)	—	(1,262,294)
Ending Notional Balance Long	7,064,628	4,483,480	—	144,075	—	3,334,260
Ending Notional Balance Short	(85,791)	(3,091)	—	(54,579)	—	(1,538,947)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(7,092)	—	—	—	(248,388)
Average Settlement Value Sold	—	10,276	—	—	—	4,011
Ending Settlement Value Purchased	—	—	—	—	—	(393,717)
Ending Settlement Value Sold	—	—	—	—	—	22,546
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	—	—	1,462
OTC Options:
Average Number of Contracts Purchased	—	—	—	—	—	273,430,714

338	J.P. Morgan Income Funds	August 31, 2025

	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Government Bond Fund	High Yield Fund	Income Fund
Credit Default Swaps:
Average Notional Balance - Buy Protection	$—	$—	$—	$—	$—	$1,117,224
Average Notional Balance - Sell Protection	—	—	2,571	—	29,286	181,517
Ending Notional Balance - Buy Protection	—	—	—	—	—	1,197,085
Ending Notional Balance - Sell Protection	—	—	2,000	—	35,000	181,517

	Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$2,640,923	$1,304,678
Average Notional Balance Short	(906,522)	(301,352)
Ending Notional Balance Long	2,734,353	1,391,444
Ending Notional Balance Short	(743,008)	(321,172)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	8,786
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
The Income Fund's derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2025 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Income Fund	Collateral Posted	Citibank, NA	$(3,451)	$3,430
	Collateral Posted	Citigroup Global Markets, Inc.	(5,255)	5,460
	Collateral Posted	Morgan Stanley	(22,560)	22,350
The Funds' derivatives contracts held at August 31, 2025 are not accounted for as hedging instruments under GAAP.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
Core Bond Fund and Government Bond Fund invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

August 31, 2025	J.P. Morgan Income Funds	339

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2025, are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Core Bond Fund
Transfer agency fees	$51	$3	$88	$4	$2	$— (a)	$2	$171	$321
Core Plus Bond Fund
Transfer agency fees	29	2	27	4	1	— (a)	— (a)	101	164
Floating Rate Income Fund
Transfer agency fees	3	1	1	n/a	n/a	n/a	n/a	— (a)	5
Government Bond Fund
Transfer agency fees	17	1	6	2	1	— (a)	n/a	14	41
High Yield Fund
Transfer agency fees	17	1	6	1	— (a)	— (a)	1	27	53
Income Fund
Transfer agency fees	9	8	39	n/a	n/a	n/a	n/a	7	63
Short Duration Bond Fund
Transfer agency fees	12	1	8	n/a	n/a	n/a	n/a	37	58
Short Duration Core Plus Fund
Transfer agency fees	7	1	7	n/a	n/a	n/a	n/a	10	25

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Income Fund, for which distributions are generally declared daily and paid at least monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
O. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

340	J.P. Morgan Income Funds	August 31, 2025

P. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2025, the effective annualized rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.03%, 0.06%, 0.075%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
The Distributor waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Core Bond Fund	$75	$— (a)
Core Plus Bond Fund	64	— (a)
Floating Rate Income Fund	1	—
Government Bond Fund	8	—
High Yield Fund	31	—
Income Fund	57	1

August 31, 2025	J.P. Morgan Income Funds	341

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
Short Duration Bond Fund	$44	$— (a)
Short Duration Core Plus Fund	9	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

342	J.P. Morgan Income Funds	August 31, 2025

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund (1)	0.75%	n/a	0.50%	n/a	n/a	n/a	n/a	n/a
Core Plus Bond Fund	0.75	n/a	0.46	n/a	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50%	0.75	n/a	n/a	n/a	n/a	0.65%
Government Bond Fund	0.70	1.20	0.45	1.05%	0.80%	0.55%	n/a	0.30
High Yield Fund (2)	0.90	1.40	0.65	1.25	1.00	0.75	0.60%	0.50
Income Fund	0.65	1.20	0.40	n/a	n/a	n/a	n/a	0.40
Short Duration Bond Fund	0.59	1.09	0.34	n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.33

(1)
Effective November 1, 2025, the contractual expense limitations will be changed to 0.70%, 1.20%, 0.45%, 1.05%, 0.80%, 0.55%, 0.40% and
0.30% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(2)
Effective November 1, 2025, the contractual expense limitations will be changed to 0.85%, 1.35%, 0.60%, 1.20%, 0.95%, 0.70%, 0.55% and
0.45% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2025 and the contractual limitation percentages are in place until at least June 30, 2026.
For the six months ended August 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$—	$—	$9,178	$9,178	$—
Core Plus Bond Fund	—	—	6,657	6,657	—
Floating Rate Income Fund	83	55	144	282	—
Government Bond Fund	488	325	539	1,352	—
High Yield Fund	1,690	1,127	729	3,546	18
Income Fund	—	—	11,894	11,894	—
Short Duration Bond Fund	826	551	2,646	4,023	—
Short Duration Core Plus Fund	127	86	2,306	2,519	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2025 were as follows:

Core Bond Fund	$1,850
Core Plus Bond Fund	1,700
Floating Rate Income Fund	10
Government Bond Fund	54
High Yield Fund	346
Income Fund	403

August 31, 2025	J.P. Morgan Income Funds	343

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

Short Duration Bond Fund	$296
Short Duration Core Plus Fund	83
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2025, Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$8,126,491	$9,267,491	$3,266,302	$423,975
Core Plus Bond Fund	8,657,423	8,166,814	597,907	528,117
Floating Rate Income Fund	22,148	84,907	—	—
Government Bond Fund	109,123	121,907	119,022	223,724
High Yield Fund	1,599,633	737,624	93,105	123,931
Income Fund	23,718,812	20,448,353	—	—
Short Duration Bond Fund	2,325,974	1,675,227	1,206,122	2,337,546
Short Duration Core Plus Fund	1,906,300	534,109	735,095	580,167
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$54,302,086	$586,080	$2,677,569	$(2,091,489)
Core Plus Bond Fund	25,074,223	334,102	854,045	(519,943)
Floating Rate Income Fund	241,040	1,643	21,826	(20,183)
Government Bond Fund	2,037,534	12,409	158,730	(146,321)
High Yield Fund	6,627,745	173,570	220,670	(47,100)
Income Fund	15,047,879	276,082	473,932	(197,850)
Short Duration Bond Fund	10,875,493	110,037	60,681	49,356
Short Duration Core Plus Fund	5,670,802	62,261	60,057	2,204

344	J.P. Morgan Income Funds	August 31, 2025

At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Bond Fund	$252,005	$734,128
Core Plus Bond Fund	339,825	973,969
Floating Rate Income Fund	48,363	308,612
Government Bond Fund	2,693	35,692
High Yield Fund	677	683,268
Income Fund	118,947	741,569
Short Duration Bond Fund	132,828	141,840
Short Duration Core Plus Fund	183,456	302,707
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Bond Fund	$8,513	$94,156	$—
Core Plus Bond Fund	27,068	62,276	—
Floating Rate Income Fund	131	—	—
Government Bond Fund	—	239	—
High Yield Fund	(4,043)	9,704	—
Income Fund	12,936	32,143	— (a)
Short Duration Bond Fund	(956)	7,198	—
Short Duration Core Plus Fund	(1,811)	3,617	— (a)

(a)	Amount rounds to less than one thousand.
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Core Bond Fund	$28,458
Core Plus Bond Fund	23,836
Floating Rate Income Fund	148
Government Bond Fund	1
High Yield Fund	7,361
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

August 31, 2025	J.P. Morgan Income Funds	345

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at August 31, 2025. Average borrowings from the Facility during the six months ended August 31, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Income Fund	$16,025	5.10%	1	$2
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	—	— %	2	26.4%
Core Plus Bond Fund	—	—	1	17.1
Floating Rate Income Fund	1	49.9	2	23.3
Government Bond Fund	—	—	3	49.7
High Yield Fund	—	—	1	16.7
Income Fund	1	33.7	1	22.5
Short Duration Bond Fund	1	59.2	1	13.3
Short Duration Core Plus Fund	1	54.0	—	—

346	J.P. Morgan Income Funds	August 31, 2025

As of August 31, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Core Plus Bond Fund	— %	11.5%	— %
High Yield Fund	10.3	14.8	11.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

August 31, 2025	J.P. Morgan Income Funds	347

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-INC2-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, and Short Duration Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s performance for Class A shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Core Plus Bond Fund’s performance for Class A shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended

December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class R6 shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Floating Rate Income Fund’s performance for Class A, Class I and Class R6 shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Government Bond Fund’s performance for both Class A and Class R6 shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the High Yield Fund’s performance for Class A, Class I and Class R6 shares was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Income Fund’s performance for both Class A and Class I shares was in the second, second, and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and fourth quintiles of the Universe for the one-, there- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Short Duration Bond Fund’s performance for Class A and Class R6 shares was in the fourth, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that performance for Class I shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Short Duration Core Plus Fund’s performance for both Class A and Class I shares was in the third, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Core Plus Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Floating Rate Income Fund’s net advisory fee for Class A shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and third quintiles, respectively, of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first and third quintiles, respectively, of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Government Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the High Yield Fund’s net advisory fee for both Class A and Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A and Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Income Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short Duration Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the second and first quintiles, respectively, of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee for both Class A and Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A and Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Income Funds
August 31, 2025 (Unaudited)
JPMorgan Managed Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 66.6%
Automobiles — 3.2%
BMW US Capital LLC (Germany)
4.65%, 8/13/2026 (a)	3,549	3,564
4.65%, 3/19/2027 (a)	7,095	7,150
4.15%, 8/11/2027 (a)	11,294	11,298
General Motors Co. 6.13%, 10/1/2025	11,702	11,702
Hyundai Capital America
6.25%, 11/3/2025 (a)	5,048	5,062
5.50%, 3/30/2026 (a)	6,663	6,703
5.45%, 6/24/2026 (a)	17,511	17,645
1.65%, 9/17/2026 (a)	3,820	3,716
4.85%, 3/25/2027 (a)	12,802	12,897
4.30%, 9/24/2027 (a)	10,031	10,020
Kia Corp. (South Korea) 3.25%, 4/21/2026 (a)	4,416	4,382
Mercedes-Benz Finance North America LLC (Germany)
4.90%, 1/9/2026 (a)	23,032	23,056
4.88%, 7/31/2026 (a)	10,340	10,402
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.93%), 5.31%, 9/12/2025 (a) (b)	30,187	30,193
4.90%, 8/14/2026 (a)	5,875	5,906
4.95%, 3/25/2027 (a)	2,675	2,693
		166,389
Banks — 25.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	32,423	33,067
(SOFRINDX + 0.75%), 5.16%, 7/7/2028 (a) (b)	13,951	13,994
Australia & New Zealand Banking Group Ltd. (Australia) 4.75%, 1/18/2027	7,300	7,377
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,600	4,593
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	47,640	47,661
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	17,533	17,451
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	1,690	1,666
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	25,815	25,686
Bank of Montreal (Canada)
(SOFR + 0.43%), 4.59%, 12/11/2026 (b)	25,285	25,313
(SOFRINDX + 1.16%), 5.54%, 12/11/2026 (b)	16,665	16,818
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	24,408	24,467
Bank of New Zealand (New Zealand) 1.00%, 3/3/2026 (a) (c)	11,036	10,855
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	18,495	18,530
5.35%, 12/7/2026	44,371	44,994
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	13,749	13,775
5.90%, 7/13/2026 (a)	18,150	18,401
Barclays plc (United Kingdom)
4.38%, 1/12/2026	14,247	14,243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.33%, 11/2/2026 (b)	2,200	2,209
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	8,971	8,866
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (b)	5,762	5,631
3.50%, 11/16/2027 (a)	3,516	3,454
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	9,833	9,805
5.20%, 1/18/2027 (a) (c)	4,670	4,731
Canadian Imperial Bank of Commerce (Canada)
5.24%, 6/28/2027	15,175	15,475
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	22,861	22,910
(SOFR + 0.72%), 4.86%, 1/13/2028 (b)	33,913	34,199
Capital One NA 3.45%, 7/27/2026	47,719	47,351
Citibank NA
4.93%, 8/6/2026	3,365	3,388
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	21,435	21,597
Citigroup, Inc.
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	19,835	19,849
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	11,289	11,137
(SOFR + 0.77%), 1.46%, 6/9/2027 (b)	5,311	5,194
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	4,646	4,672
Commonwealth Bank of Australia (Australia) 4.93%, 12/9/2025 (a)	13,594	13,618
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	5,522	5,510
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b)	7,069	6,960
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	1

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	19,396	18,833
Credit Agricole SA (France)
4.13%, 1/10/2027 (a)	13,251	13,220
2.02%, 1/11/2027 (a)	1,500	1,457
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	7,619	7,519
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	8,984	8,978
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	6,965	6,971
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	3,176	3,172
HSBC Holdings plc (United Kingdom)
3.90%, 5/25/2026	5,000	4,986
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	9,457	9,456
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	7,443	7,291
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	7,400	7,216
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	8,584	8,588
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	19,545	19,254
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	1,797	1,827
KeyBank NA 4.70%, 1/26/2026	18,018	18,023
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025	4,015	4,020
4.65%, 1/27/2026	36,903	36,930
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	12,800	12,488
Mizuho Financial Group, Inc. (Japan)
2.84%, 9/13/2026	3,375	3,330
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	23,776	23,252
National Australia Bank Ltd. (Australia) 4.75%, 12/10/2025	5,375	5,381
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (b)	27,811	27,842
(SOFRINDX + 0.90%), 5.27%, 3/25/2027 (b)	24,102	24,143
(SOFR + 1.04%), 5.60%, 7/2/2027 (b)	9,774	9,867
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 0.80%), 4.95%, 2/1/2028 (b)	3,186	3,216
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	24,865	24,998
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	25,613	25,795
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	792	771
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (b)	32,560	32,593
PNC Financial Services Group, Inc. (The) (SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	26,380	26,403
Royal Bank of Canada (Canada)
(SOFRINDX + 0.46%), 4.83%, 8/3/2026 (b)	26,495	26,524
(SOFR + 0.79%), 5.07%, 7/23/2027 (b)	19,134	19,261
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.75%), 6.83%, 11/21/2026 (b)	9,117	9,161
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	40,630	40,259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	2,000	2,012
(SOFR + 1.10%), 5.47%, 2/19/2027 (a) (b)	678	681
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	17,493	17,123
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	2,500	2,532
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 5.06%, 10/8/2026 (b)	800	802
4.85%, 12/3/2027	8,583	8,741
Standard Chartered plc (United Kingdom)
4.05%, 4/12/2026 (a)	5,269	5,250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b)	12,977	13,048
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	4,018	3,972
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.46%, 1/13/2026	11,188	11,230
5.88%, 7/13/2026	5,181	5,252
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
2.63%, 7/14/2026	21,043	20,762
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (a)	8,335	8,389
4.45%, 9/10/2027 (a)	12,666	12,748
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.59%), 4.99%, 9/10/2026 (b)	5,457	5,473
4.57%, 12/17/2026	15,473	15,546
Truist Bank (SOFR + 0.59%), 4.67%, 5/20/2027 (b)	15,904	15,934
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	24,482	24,112
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	16,138	16,323
US Bancorp (SOFR + 1.43%), 5.73%, 10/21/2026 (b)	17,580	17,607
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (b)	27,710	27,786
(SOFR + 0.91%), 4.73%, 5/15/2028 (b)	14,266	14,395
Wells Fargo & Co. Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (b)	10,931	11,026
		1,339,216
Beverages — 0.6%
Molson Coors Beverage Co. 3.00%, 7/15/2026	5,000	4,942
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	26,492	26,273
		31,215
Capital Markets — 5.1%
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	18,845	18,738
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	5,846	5,978
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (b)	17,189	17,314
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	4,176	4,138
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	24,154	23,778
Jefferies Financial Group, Inc.
5.03%, 3/16/2026	23,357	23,326
4.75%, 8/11/2026	6,200	6,222
Macquarie Bank Ltd. (Australia) 5.27%, 7/2/2027 (a)	15,460	15,822
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	45,990	45,541
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	6,885	6,757
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	16,495	16,087
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Nomura Holdings, Inc. (Japan)
5.71%, 1/9/2026	3,227	3,240
1.65%, 7/14/2026	26,765	26,170
State Street Corp.
(SOFR + 1.35%), 5.75%, 11/4/2026 (b)	8,605	8,624
(SOFR + 0.95%), 4.54%, 4/24/2028 (b)	8,113	8,175
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	11,246	11,242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	8,333	8,368
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	1,439	1,421
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	18,364	18,127
		269,068
Chemicals — 1.2%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	740	733
DuPont de Nemours, Inc. 4.49%, 11/15/2025	7,707	7,700
Ecolab, Inc. 4.30%, 6/15/2028	2,985	3,011
EIDP, Inc. 4.50%, 5/15/2026	11,162	11,173
LYB International Finance III LLC 1.25%, 10/1/2025	10,768	10,737
Nutrien Ltd. (Canada)
5.95%, 11/7/2025	5,492	5,499
4.50%, 3/12/2027	17,592	17,674
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	5,689	5,622
		62,149
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	11,988	12,151
5.64%, 3/13/2027 (a)	1,982	2,019
		14,170
Consumer Finance — 4.9%
AerCap Ireland Capital DAC (Ireland)
4.45%, 10/1/2025	8,442	8,440
2.45%, 10/29/2026	13,705	13,424
4.88%, 4/1/2028	10,783	10,944
American Express Co. (SOFRINDX + 0.75%), 5.65%, 4/23/2027 (b)	9,997	10,078
American Honda Finance Corp.
(SOFR + 0.55%), 4.92%, 5/11/2026 (b)	4,157	4,164
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	3

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 0.62%), 5.02%, 12/11/2026 (b)	12,944	12,955
(SOFR + 0.75%), 5.13%, 1/15/2027 (b)	25,831	25,916
(SOFR + 0.87%), 5.24%, 7/9/2027 (b)	9,467	9,496
(SOFR + 0.73%), 5.08%, 8/13/2027 (b)	17,875	17,904
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	1,713	1,715
2.13%, 2/21/2026 (a)	13,606	13,440
4.25%, 4/15/2026 (a)	13,578	13,517
Capital One Financial Corp. 4.10%, 2/9/2027	7,000	6,984
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	11,665	11,721
(SOFR + 0.53%), 4.94%, 7/7/2027 (b)	15,850	15,881
(SOFR + 0.64%), 4.99%, 8/15/2028 (b)	20,000	20,028
General Motors Financial Co., Inc.
6.05%, 10/10/2025	4,250	4,256
1.25%, 1/8/2026	6,004	5,935
5.25%, 3/1/2026	5,888	5,898
Toyota Motor Credit Corp.
4.50%, 5/14/2027	7,356	7,418
(SOFR + 0.60%), 4.75%, 7/21/2027 (b)	8,330	8,338
(SOFR + 0.50%), 4.50%, 8/25/2027 (b)	30,841	30,846
		259,298
Containers & Packaging — 0.1%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	2,858	2,843
Diversified REITs — 0.0% ^
WP Carey, Inc. 4.25%, 10/1/2026	2,767	2,763
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.70%, 3/25/2026	21,328	21,016
2.95%, 7/15/2026	5,000	4,945
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	9,275	9,232
		35,193
Electric Utilities — 1.6%
Entergy Corp. 0.90%, 9/15/2025	7,870	7,859
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	24,616	24,616
4.95%, 1/29/2026	16,599	16,632
4.69%, 9/1/2027	11,504	11,613
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (a)	5,609	5,647
PPL Capital Funding, Inc. 3.10%, 5/15/2026	8,280	8,195
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	8,277	8,317
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,895	1,896
		84,775
Electronic Equipment, Instruments & Components — 0.1%
Teledyne Technologies, Inc. 1.60%, 4/1/2026	3,445	3,388
Financial Services — 1.1%
Fiserv, Inc. 3.20%, 7/1/2026	27,045	26,794
LSEGA Financing plc (United Kingdom) 1.38%, 4/6/2026 (a)	4,732	4,645
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.58%), 4.92%, 11/22/2026 (b)	14,928	14,981
NTT Finance Corp. (Japan) 4.57%, 7/16/2027 (a)	9,121	9,179
		55,599
Ground Transportation — 0.7%
ERAC USA Finance LLC 3.80%, 11/1/2025 (a)	8,987	8,972
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	12,062	11,980
5.75%, 5/24/2026 (a)	5,342	5,382
3.40%, 11/15/2026 (a)	9,634	9,520
		35,854
Health Care Equipment & Supplies — 0.2%
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	12,792	12,883
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.
3.75%, 9/15/2025	14,832	14,828
4.70%, 11/15/2026	7,238	7,284
HCA, Inc.
5.88%, 2/15/2026	3,260	3,262
5.25%, 6/15/2026	15,888	15,916
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	8,672	8,498
		49,788
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/2026	10,838	10,828
3.80%, 4/15/2026	15,078	15,020
Healthpeak OP LLC 3.25%, 7/15/2026	23,951	23,729
Ventas Realty LP 4.13%, 1/15/2026	3,659	3,652
		53,229
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.6%
Expedia Group, Inc. 5.00%, 2/15/2026	22,284	22,299
Marriott International, Inc.
5.45%, 9/15/2026	1,864	1,886
4.20%, 7/15/2027	9,095	9,109
		33,294
Insurance — 9.0%
Athene Global Funding
1.45%, 1/8/2026 (a) (c)	7,319	7,240
4.86%, 8/27/2026 (a)	35,429	35,608
1.73%, 10/2/2026 (a)	14,797	14,395
4.95%, 1/7/2027 (a)	21,517	21,700
Corebridge Global Funding
5.35%, 6/24/2026 (a)	23,483	23,688
5.75%, 7/2/2026 (a)	9,329	9,445
4.65%, 8/20/2027 (a)	20,717	20,916
4.25%, 8/21/2028 (a)	3,108	3,117
Equitable Financial Life Global Funding
5.50%, 12/2/2025 (a)	3,308	3,316
1.00%, 1/9/2026 (a)	3,528	3,486
1.30%, 7/12/2026 (a)	18,342	17,897
4.60%, 4/1/2027 (a)	41,748	41,989
F&G Global Funding 5.88%, 6/10/2027 (a)	19,991	20,510
Jackson National Life Global Funding
5.60%, 4/10/2026 (a)	12,996	13,088
4.90%, 1/13/2027 (a)	19,836	19,979
(SOFR + 0.89%), 5.29%, 6/9/2027 (a) (b)	16,816	16,888
5.55%, 7/2/2027 (a)	12,358	12,623
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	8,949	8,921
MassMutual Global Funding II (SOFR + 0.68%), 5.04%, 8/1/2028 (a) (b)	21,354	21,360
Met Tower Global Funding 4.00%, 10/1/2027 (a)	2,283	2,276
Metropolitan Life Global Funding I (SOFR + 0.70%), 5.06%, 8/25/2028 (a) (b) (c)	7,267	7,284
Mutual of Omaha Cos. Global Funding 4.51%, 6/9/2028 (a)	13,840	13,949
New York Life Global Funding
(SOFR + 0.67%), 5.04%, 4/2/2027 (a) (b)	473	475
(SOFR + 0.55%), 4.93%, 6/11/2027 (a) (b)	32,779	32,846
4.40%, 4/25/2028 (a)	22,015	22,246
(SOFR + 0.66%), 5.02%, 7/25/2028 (a) (b)	13,830	13,879
Pacific Life Global Funding II (SOFR + 0.75%), 5.12%, 7/10/2028 (a) (b)	28,052	28,203
Principal Life Global Funding II
1.25%, 8/16/2026 (a)	10,419	10,132
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
5.00%, 1/16/2027 (a)	3,712	3,753
4.60%, 8/19/2027 (a)	4,292	4,325
(SOFR + 0.81%), 5.18%, 8/18/2028 (a) (b)	6,063	6,079
Protective Life Global Funding 1.30%, 9/20/2026 (a)	10,581	10,271
Reliance Standard Life Global Funding II 5.24%, 2/2/2026 (a)	1,933	1,937
		473,821
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	11,292	10,994
Machinery — 0.5%
CNH Industrial Capital LLC 1.88%, 1/15/2026	10,169	10,059
Daimler Truck Finance North America LLC (Germany) 4.95%, 1/13/2028 (a)	15,014	15,225
		25,284
Media — 0.0% ^
Omnicom Group, Inc. 3.60%, 4/15/2026	2,433	2,420
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) (SOFRINDX + 0.75%), 5.14%, 10/1/2026 (a) (b)	2,331	2,336
Rio Tinto Finance USA plc (Australia) 4.38%, 3/12/2027	1,783	1,794
		4,130
Multi-Utilities — 0.9%
Dominion Energy, Inc.
3.90%, 10/1/2025	18,548	18,536
Series A, 1.45%, 4/15/2026	8,400	8,252
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	1,129	1,121
WEC Energy Group, Inc. 4.75%, 1/9/2026	18,085	18,096
		46,005
Office REITs — 0.2%
Boston Properties LP 3.65%, 2/1/2026	10,310	10,262
Oil, Gas & Consumable Fuels — 1.6%
Chevron USA, Inc. 3.95%, 8/13/2027	9,790	9,819
Energy Transfer LP
4.75%, 1/15/2026	2,274	2,275
3.90%, 7/15/2026	14,903	14,851
Enterprise Products Operating LLC 4.60%, 1/11/2027	15,042	15,134
MPLX LP 1.75%, 3/1/2026	15,379	15,172
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	4,328	4,345
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	5

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	16,706	16,706
Williams Cos., Inc. (The) 4.00%, 9/15/2025	6,989	6,987
		85,289
Residential REITs — 0.3%
Essex Portfolio LP 3.38%, 4/15/2026	15,490	15,384
Retail REITs — 1.2%
Brixmor Operating Partnership LP 4.13%, 6/15/2026	29,519	29,434
Federal Realty OP LP 1.25%, 2/15/2026	23,178	22,812
NNN REIT, Inc. 4.00%, 11/15/2025	11,075	11,057
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (a)	2,322	2,314
		65,617
Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	8,013	8,031
Broadcom, Inc. 4.80%, 4/15/2028	34,651	35,280
Microchip Technology, Inc. 4.25%, 9/1/2025	26,453	26,453
		69,764
Software — 0.4%
Oracle Corp. 2.65%, 7/15/2026	24,200	23,863
Specialized REITs — 0.7%
Equinix, Inc.
1.00%, 9/15/2025	11,524	11,507
1.45%, 5/15/2026	8,927	8,743
Extra Space Storage LP 3.50%, 7/1/2026	19,297	19,141
		39,391
Specialty Retail — 0.4%
AutoZone, Inc.
3.13%, 4/21/2026	2,834	2,812
5.05%, 7/15/2026	13,112	13,202
Lowe's Cos., Inc. 4.80%, 4/1/2026	5,132	5,143
		21,157
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co. 4.45%, 9/25/2026	16,023	16,046
Tobacco — 0.5%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	10,000	9,891
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	17,304	17,038
		26,929
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — 0.4%
Aviation Capital Group LLC
1.95%, 1/30/2026 (a)	17,694	17,511
4.75%, 4/14/2027 (a)	2,642	2,654
		20,165
Wireless Telecommunication Services — 0.9%
T-Mobile USA, Inc.
2.25%, 2/15/2026	35,201	34,810
2.63%, 4/15/2026	13,034	12,886
		47,696
Total Corporate Bonds (Cost $3,501,816)		3,515,331
Asset-Backed Securities — 9.9%
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	57	57
Series 2022-3, Class A3, 5.07%, 4/15/2027	6,087	6,095
Amur Equipment Finance Receivables LLC Series 2024-2A, Class A2, 5.19%, 7/21/2031 (a)	39,863	40,322
BMW Vehicle Lease Trust
Series 2023-2, Class A3, 5.99%, 9/25/2026	2,685	2,691
Series 2024-2, Class A2A, 4.29%, 1/25/2027	14,502	14,506
Series 2024-1, Class A3, 4.98%, 3/25/2027	3,348	3,360
Series 2025-1, Class A2A, 4.43%, 9/27/2027	8,170	8,191
BofA Auto Trust Series 2024-1A, Class A2, 5.57%, 12/15/2026 (a)	2,112	2,114
Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.66%, 5/17/2027	1,332	1,329
Carmax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 2/16/2027	605	604
Series 2023-3, Class A3, 5.28%, 5/15/2028	41,352	41,635
CCG Receivables Trust Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	26,948	27,150
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	6,555	6,642
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 4.98%, 12/8/2027 (d)	11,413	11,420
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	568	565
Series 2024-A, Class A2, 5.19%, 7/15/2027	1,059	1,059
Series 2022-B, Class A3, 3.89%, 11/15/2027	7,163	7,147
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.68%, 7/22/2027 (a)	8,090	8,122
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	1,636	1,639
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	9,886	9,899
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
DLLAA LLC Series 2023-1A, Class A2, 5.93%, 7/20/2026 (a)	4	5
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	2,021	2,031
DLLAD LLC Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	2,250	2,257
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	9,234	9,259
Series 2023-2, Class A2, 5.56%, 4/22/2030 (a)	1,618	1,628
Ford Credit Auto Lease Trust
Series 2023-B, Class A3, 5.91%, 10/15/2026	4,811	4,815
Series 2024-B, Class A2A, 5.18%, 2/15/2027	11,286	11,309
Ford Credit Auto Owner Trust
Series 2022-D, Class A3, 5.27%, 5/17/2027	5,538	5,559
Series 2024-C, Class A2A, 4.32%, 8/15/2027	16,421	16,421
GM Financial Automobile Leasing Trust Series 2024-2, Class A2A, 5.43%, 9/21/2026	5,134	5,143
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3, 3.10%, 2/16/2027	541	540
Series 2024-1, Class A2A, 5.12%, 2/16/2027	556	557
Series 2024-2, Class A2A, 5.33%, 3/16/2027	1,032	1,033
Series 2025-1, Class A2A, 4.44%, 1/18/2028	8,672	8,678
Series 2023-1, Class A3, 4.66%, 2/16/2028	2,789	2,795
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3, 3.73%, 7/20/2026	1,151	1,150
Series 2024-1, Class A2, 5.36%, 9/15/2026	3,227	3,229
Series 2025-1, Class A2, 4.53%, 8/23/2027	38,743	38,806
Series 2023-3, Class A3, 5.41%, 2/18/2028	10,052	10,126
HPEFS Equipment Trust
Series 2023-2A, Class A3, 5.99%, 1/21/2031 (a)	881	882
Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	8,000	8,020
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A2A, 4.58%, 9/15/2027 (a)	6,290	6,313
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/2026	464	464
Series 2023-C, Class A2A, 5.80%, 1/15/2027	48	48
Series 2024-A, Class A2A, 5.29%, 4/15/2027	1,795	1,798
Series 2024-B, Class A2A, 5.15%, 6/15/2027	23,470	23,522
Series 2024-C, Class A2A, 4.53%, 9/15/2027	12,440	12,453
Series 2022-A, Class A4, 2.35%, 4/17/2028	2,322	2,310
John Deere Owner Trust
Series 2024-A, Class A2A, 5.19%, 2/16/2027	3,620	3,623
Series 2022-C, Class A3, 5.09%, 6/15/2027	3,027	3,037
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A3, 4.74%, 1/15/2027	1,290	1,291
Series 2025-A, Class A2A, 4.57%, 4/17/2028	8,020	8,057
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3, 4.91%, 11/15/2027	12,344	12,377
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	4,600	4,612
Santander Drive Auto Receivables Trust Series 2023-3, Class A3, 5.61%, 10/15/2027	247	247
SBNA Auto Lease Trust
Series 2024-C, Class A2, 4.94%, 11/20/2026 (a)	909	910
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	1,789	1,794
Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	975	976
Series 2025-A, Class A2, 4.68%, 4/20/2027 (a)	15,361	15,373
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	11,355	11,370
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	5,638	5,650
SCF Equipment Leasing LLC Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	4,449	4,477
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	1,834	1,839
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A3, 2.93%, 9/15/2026	340	339
Series 2022-C, Class A3, 3.76%, 4/15/2027	3,535	3,529
Series 2023-A, Class A3, 4.63%, 9/15/2027	4,222	4,229
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	13,546	13,612
USAA Auto Owner Trust Series 2024-A, Class A2, 5.25%, 3/15/2027 (a)	1,513	1,515
Verizon Master Trust Series 2024-1, Class A1A, 5.00%, 12/20/2028	13,122	13,148
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	5,659	5,678
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A2A, 5.72%, 3/22/2027	3,378	3,383
Wheels Fleet Lease Funding LLC Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	3,646	3,677
World Omni Auto Receivables Trust
Series 2024-A, Class A2A, 5.05%, 4/15/2027	860	860
Series 2022-D, Class A3, 5.61%, 2/15/2028	2,170	2,178
Series 2025-A, Class A2A, 4.49%, 4/17/2028	19,471	19,490
Series 2023-D, Class A3, 5.79%, 2/15/2029	1,643	1,660
Total Asset-Backed Securities (Cost $523,369)		524,629
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	7

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 4.3%
U.S. Treasury Notes
4.63%, 11/15/2026	27,500	27,759
3.88%, 3/31/2027	97,850	98,102
3.75%, 4/30/2027	82,600	82,687
3.38%, 9/15/2027	16,400	16,323
Total U.S. Treasury Obligations (Cost $224,074)		224,871
Supranational — 0.3%
International Bank for Reconstruction & Development (Supranational) 4.63%, 7/18/2028 (Cost $17,345)	17,345	17,351
Short-Term Investments — 17.9%
Certificates of Deposits — 4.9%
Credit Agricole Corporate and Investment Bank (France)
4.40%, 10/7/2025 (e)	30,914	30,912
4.54%, 10/9/2025 (e)	5,100	5,101
(SOFR + 0.34%), 4.75%, 4/21/2026 (b) (e)	20,185	20,198
Deutsche Bank AG (Germany)
4.41%, 7/8/2026 (e)	20,742	20,771
4.41%, 7/10/2026 (e)	13,658	13,678
Intesa Sanpaolo SpA (Italy) , 4.75%, 11/6/2025 (e)	27,340	27,354
KEB Hana Bank (South Korea) , 4.35%, 2/26/2026 (e)	19,005	19,004
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.33%), 4.74%, 3/11/2026 (b) (e)	21,380	21,390
Mizuho Bank Ltd. (Japan)
4.60%, 11/20/2025 (e)	8,898	8,901
4.60%, 1/14/2026 (e)	17,816	17,828
(SOFR + 0.32%), 4.73%, 3/6/2026 (b) (e)	4,795	4,797
Norinchukin Bank (The) (Japan) , 4.51%, 10/9/2025 (e)	28,781	28,781
Standard Chartered Bank (United Kingdom)
4.50%, 10/9/2025 (e)	9,558	9,557
4.68%, 11/12/2025 (e)	31,300	31,311
Total Certificates of Deposit (Cost $259,472)		259,583
Commercial Paper — 11.0%
AbbVie, Inc. 4.71%, 9/16/2025 (a) (e)	24,812	24,756
Bank of Montreal (Canada) 4.48%, 11/21/2025 (e)	11,308	11,196
BPCE SA (France) 4.57%, 2/11/2026 (a) (e)	32,555	31,932
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Brookfield Corporate Treasury Ltd. (Canada)
4.91%, 9/25/2025 (a) (e)	15,000	14,947
4.96%, 9/29/2025 (a) (e)	9,000	8,964
CDP Financial, Inc. (Canada) 4.59%, 1/12/2026 (a) (e)	7,607	7,487
Citigroup Global Markets, Inc. 4.62%, 11/7/2025 (a) (e)	4,300	4,264
Credit Industriel et Commercial (France)
4.57%, 2/11/2026 (a) (e)	10,654	10,451
4.44%, 5/12/2026 (a) (e)	25,105	24,384
CRH America Finance, Inc. 4.60%, 9/19/2025 (a) (e)	40,000	39,895
Danske Bank A/S (Denmark)
4.60%, 1/13/2026 (a) (e)	12,379	12,181
4.56%, 2/6/2026 (a) (e)	13,868	13,609
DNB Bank ASA (Norway) 4.58%, 11/25/2025 (a) (e)	7,169	7,096
ERP Operating LP 4.56%, 9/12/2025 (a) (e)	10,000	9,983
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.51%, 11/10/2025 (a) (e)	1,176	1,166
4.60%, 11/13/2025 (a) (e)	58,393	57,863
4.60%, 2/12/2026 (a) (e)	2,795	2,741
4.29%, 2/27/2026 (a) (e)	21,495	21,044
Glencore Funding LLC (Australia) 4.66%, 10/31/2025 (a) (e)	38,845	38,539
HSBC USA, Inc.
4.75%, 10/3/2025 (a) (e)	8,000	7,966
4.86%, 10/10/2025 (a) (e)	24,000	23,878
Intesa Sanpaolo Funding LLC (Italy) 4.52%, 2/23/2026 (e)	4,771	4,664
KEB Hana Bank (South Korea) 4.60%, 11/26/2025 (a) (e)	11,339	11,219
Macquarie Bank Ltd. (Australia) 4.62%, 11/20/2025 (a) (e)	33,083	32,751
Mizuho Bank Ltd. (Japan)
4.62%, 11/18/2025 (a) (e)	17,583	17,414
4.41%, 6/10/2026 (a) (e)	4,963	4,805
Mondelez International, Inc. 4.54%, 9/19/2025 (a) (e)	13,450	13,415
NatWest Markets plc (United Kingdom) 4.60%, 11/18/2025 (a) (e)	13,586	13,456
NTT Finance Americas Inc (Japan) 4.65%, 9/17/2025 (e)	27,000	26,937
Prudential International Treasury Ltd. (Hong Kong) 4.23%, 8/21/2026 (a) (e)	25,845	24,818
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Schlumberger Holdings Corp. 4.48%, 9/30/2025 (a) (e)	14,359	14,303
Societe Generale SA (France) 4.68%, 11/21/2025 (a) (e)	3,000	2,970
Standard Chartered Bank (United Kingdom) 4.60%, 1/14/2026 (a) (e)	814	801
Sumitomo Mitsui Banking Corp. (Japan) 4.41%, 6/11/2026 (a) (e)	24,983	24,183
TransCanada PipeLines Ltd. (Canada) 4.57%, 9/12/2025 (a) (e)	15,000	14,974
Total Commercial Paper (Cost $581,023)		581,052
	SHARES (000)
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (f) (g) (Cost $38,315)	38,312	38,328
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (f) (g) (Cost $5,802)	5,802	5,802
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.2%
Wells Fargo Securities LLC, 4.91%, dated 8/29/2025, due 2/9/2026, repurchase price $61,342, collateralized by Corporate Notes & Bonds, 0.00% - 7.50%, due 1/12/2026 - 10/15/2030, with the value of $64,962. (Cost $60,000)	60,000	60,000
Total Short-Term Investments (Cost $944,612)		944,765
Total Investments — 99.0% (Cost $5,211,216)		5,226,947
Other Assets in Excess of Liabilities — 1.0%		50,196
NET ASSETS — 100.0%		5,277,143

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)	The security or a portion of this security is on loan at August 31, 2025. The total value of securities on loan at August 31, 2025 is $5,647.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(e)	The rate shown is the effective yield as of August 31, 2025.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	9

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$5,122,817
Investments in affiliates, at value	38,328
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	5,802
Repurchase agreements, at value	60,000
Cash	23
Receivables:
Investment securities sold	7,039
Fund shares sold	9,604
Interest from non-affiliates	45,290
Dividends from affiliates	898
Securities lending income (See Note 2.D.)	3
Total Assets	5,289,804
LIABILITIES:
Payables:
Distributions	160
Collateral received on securities loaned (See Note 2.D.)	5,802
Fund shares redeemed	5,394
Accrued liabilities:
Investment advisory fees	404
Administration fees	179
Service fees	478
Custodian and accounting fees	40
Trustees’ and Chief Compliance Officer’s fees	1
Other	203
Total Liabilities	12,661
Net Assets	$5,277,143
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	August 31, 2025

JPMorgan Managed Income Fund
NET ASSETS:
Paid-in-Capital	$5,332,012
Total distributable earnings (loss)	(54,869)
Total Net Assets	$5,277,143
Net Assets:
Class I	$136,046
Class L	5,141,097
Total	$5,277,143
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	13,557
Class L	511,580
Net Asset Value (a):
Class I — Offering and redemption price per share	$10.04
Class L — Offering and redemption price per share	10.05
Cost of investments in non-affiliates	$5,107,099
Cost of investments in affiliates	38,315
Cost of repurchase agreements	60,000
Investment securities on loan, at value (See Note 2.D.)	5,647
Cost of investment of cash collateral (See Note 2.D.)	5,802

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	11

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)
(Amounts in thousands)

JPMorgan Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$122,173
Dividend income from affiliates	5,089
Income from securities lending (net) (See Note 2.D.)	32
Total investment income	127,294
EXPENSES:
Investment advisory fees	4,145
Administration fees	2,073
Service fees:
Class I	182
Class L	2,691
Custodian and accounting fees	100
Interest expense to affiliates	1
Professional fees	50
Trustees’ and Chief Compliance Officer’s fees	20
Printing and mailing costs	18
Registration and filing fees	189
Transfer agency fees (See Note 2.G.)	22
Other	27
Total expenses	9,518
Less fees waived	(2,724)
Net expenses	6,794
Net investment income (loss)	120,500
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	5,694
Investments in affiliates	(2)
Net realized gain (loss)	5,692
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,108
Investments in affiliates	(12)
Change in net unrealized appreciation/depreciation	2,096
Net realized/unrealized gains (losses)	7,788
Change in net assets resulting from operations	$128,288
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	August 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Managed Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$120,500	$282,077
Net realized gain (loss)	5,692	6,239
Change in net unrealized appreciation/depreciation	2,096	11,701
Change in net assets resulting from operations	128,288	300,017
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(3,087)	(13,904)
Class L	(118,536)	(268,610)
Total distributions to shareholders	(121,623)	(282,514)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(157,483)	(315,043)
NET ASSETS:
Change in net assets	(150,818)	(297,540)
Beginning of period	5,427,961	5,725,501
End of period	$5,277,143	$5,427,961
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	13

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Managed Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$101,021	$333,198
Distributions reinvested	2,969	13,644
Cost of shares redeemed	(112,866)	(445,220)
Change in net assets resulting from Class I capital transactions	(8,876)	(98,378)
Class L
Proceeds from shares issued	2,877,183	5,408,997
Distributions reinvested	113,661	261,593
Cost of shares redeemed	(3,139,451)	(5,887,255)
Change in net assets resulting from Class L capital transactions	(148,607)	(216,665)
Total change in net assets resulting from capital transactions	$(157,483)	$(315,043)
SHARE TRANSACTIONS:
Class I
Issued	10,085	33,298
Reinvested	297	1,363
Redeemed	(11,261)	(44,480)
Change in Class I Shares	(879)	(9,819)
Class L
Issued	286,741	539,716
Reinvested	11,325	26,108
Redeemed	(312,931)	(587,570)
Change in Class L Shares	(14,865)	(21,746)
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Managed Income Fund
Class I
Six Months Ended August 31, 2025 (Unaudited)	$10.02	$0.21	$0.02	$0.23	$(0.21)	$—	$(0.21)
Year Ended February 28, 2025	9.99	0.48	0.03	0.51	(0.48)	—	(0.48)
Year Ended February 29, 2024	9.98	0.48	— (f)	0.48	(0.47)	—	(0.47)
Year Ended February 28, 2023	9.96	0.16	0.03	0.19	(0.17)	—	(0.17)
Year Ended February 28, 2022	10.03	0.02	(0.06)	(0.04)	(0.03)	—	(0.03)
Year Ended February 28, 2021	10.05	0.09	(0.02)	0.07	(0.09)	— (f)	(0.09)
Class L
Six Months Ended August 31, 2025 (Unaudited)	10.04	0.22	0.01	0.23	(0.22)	—	(0.22)
Year Ended February 28, 2025	10.00	0.50	0.04	0.54	(0.50)	—	(0.50)
Year Ended February 29, 2024	9.99	0.48	0.02	0.50	(0.49)	—	(0.49)
Year Ended February 28, 2023	9.97	0.17	0.03	0.20	(0.18)	—	(0.18)
Year Ended February 28, 2022	10.04	0.03	(0.06)	(0.03)	(0.04)	—	(0.04)
Year Ended February 28, 2021	10.06	0.09	(0.01)	0.08	(0.10)	— (f)	(0.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	August 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.04	2.37%	$136,046	0.39%	4.21%	0.49%	45%
10.02	5.26	144,680	0.39	4.80	0.49	103
9.99	4.93	242,304	0.39	4.77	0.49	96
9.98	1.90	173,561	0.39	1.58	0.48	47
9.96	(0.43)	27,865	0.39	0.19	0.48	78
10.03	0.71	65,404	0.39	0.86	0.48	110

10.05	2.34	5,141,097	0.24	4.36	0.34	45
10.04	5.52	5,283,281	0.24	4.98	0.34	103
10.00	5.09	5,483,197	0.24	4.83	0.33	96
9.99	2.06	8,206,090	0.24	1.68	0.33	47
9.97	(0.28)	12,895,309	0.24	0.33	0.33	78
10.04	0.86	15,595,110	0.24	0.94	0.33	110

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Income Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Managed Income Fund	Class I and Class L	Diversified
The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder service agreements. No sales charges are assessed with respect to the Fund. No sales charges are assessed with respect to the Fund.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.

18	J.P. Morgan Income Funds	August 31, 2025

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$524,629	$—	$524,629
Corporate Bonds	—	3,515,331	—	3,515,331
Supranational	—	17,351	—	17,351
U.S. Treasury Obligations	—	224,871	—	224,871
Short-Term Investments
Certificates of Deposits	—	259,583	—	259,583
Commercial Paper	—	581,052	—	581,052
Investment Companies	38,328	—	—	38,328
Investment of Cash Collateral from Securities Loaned	5,802	—	—	5,802
Repurchase Agreements	—	60,000	—	60,000
Total Short-Term Investments	44,130	900,635	—	944,765
Total Investments in Securities	$44,130	$5,182,817	$—	$5,226,947
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of August 31, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— The Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.

August 31, 2025	J.P. Morgan Income Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2025.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$5,647	$(5,647)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

20	J.P. Morgan Income Funds	August 31, 2025

E. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	$158,512	$3,501,105	$3,621,275	$(2)	$(12)	$38,328	38,312	$5,089	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (a) (b)	10,941	54,927	60,066	—	—	5,802	5,802	167 *	—
Total	$169,453	$3,556,032	$3,681,341	$(2)	$(12)	$44,130		$5,256	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
G. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended August 31, 2025, are as follows:
	Class I	Class L	Total
Transfer agency fees	$2	$20	$22
H. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

August 31, 2025	J.P. Morgan Income Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
J. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended August 31, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares. JPMDS receives no compensation in its capacity as the Fund’s underwriter.
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class L
0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

22	J.P. Morgan Income Funds	August 31, 2025

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class I	Class L
0.40%	0.25%

The expense limitation agreement was in effect for the six months ended August 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026.
For the six months ended August 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$1,498	$999	$2	$2,499
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended August 31, 2025 was $225.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2025, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$1,570,804	$1,625,269	$220,450	$111,580

August 31, 2025	J.P. Morgan Income Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,211,216	$16,163	$432	$15,731
At February 28, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$36,888	$39,912
During the year ended February 28, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$5,704	$336
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended August 31, 2025.

24	J.P. Morgan Income Funds	August 31, 2025

7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of August 31, 2025, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 88.7% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

August 31, 2025	J.P. Morgan Income Funds	25

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-INC3-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by
JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:
The Trustees noted that the Fund’s performance for Class I shares was in the fifth, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class L shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
Advisory Fee and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratios are summarized below:
The Trustees noted that the Fund’s net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fifth and fourth quintiles of the Peer Group and
Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class L shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Municipal Bond Funds
August 31, 2025 (Unaudited)
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—88.7% (a)
Alabama—1.9%
Industrial Development Revenue/Pollution Control Revenue—0.2%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000	1,002
Utility—1.7%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	3,750	3,953
Energy Southeast A Cooperative District Series 2024B, Rev., 5.25%, 6/1/2032 (c)	1,500	1,610
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,000	1,064
		6,627
Total Alabama		7,629
California—79.9%
Certificate of Participation/Lease—0.1%
County of San Diego, County Public Health and Capital Improvement Series 2023, COP, 5.00%, 10/1/2037	425	476
Education—5.7%
California Educational Facilities Authority, University of Southern California Series 2025A, Rev., 5.00%, 10/1/2035	1,860	2,201
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,214
California Enterprise Development Authority, Rocklin Academy Project Series 2024, Rev., 5.00%, 6/1/2054 (b)	1,250	1,118
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,043
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024B, Rev., 5.00%, 11/1/2029	4,400	4,718
Series 2024B, Rev., 5.00%, 11/1/2041	1,175	1,192
California School Finance Authority, Green Dot Public School Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	300	313
California State University, Systemwide Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,096
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	265
Series 2023, 4.00%, 8/1/2043	1,000	939
Series 2023, 5.00%, 8/1/2044	800	838
INVESTMENTS	Principal Amount ($000)	Value ($000)

Education — continued
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,162
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,520
Series 2025CC, Rev., 5.00%, 5/15/2043	2,975	3,132
		22,751
General Obligation—15.0%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,750	3,586
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500	1,439
Cupertino Union School District, Election of 2024 Series A, GO, 5.75%, 8/1/2050	1,000	1,103
Desert Community College District, Election of 2016 , GO, 4.00%, 8/1/2051	4,000	3,470
Desert Sands Unified School District, Election of 2024 , GO, 4.00%, 8/1/2050	1,500	1,308
Foothill-De Anza Community College District, Election of 2020 Series 2020D, GO, 5.00%, 8/1/2042	1,200	1,299
Grossmont Healthcare District Series 2025F, GO, 5.00%, 7/15/2040	3,000	3,256
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018 Series C, GO, 4.00%, 8/1/2045	1,235	1,137
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,520
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,096
Series 2024 QRR, GO, 5.25%, 7/1/2049	1,000	1,044
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	399
GO, Zero Coupon, 7/1/2032	880	672
Modesto High School District, Election of 2022
Series B, GO, 5.00%, 8/1/2039	850	939
Series B, GO, 5.00%, 8/1/2040	1,000	1,093
Mount Diablo Unified School District
GO, 5.00%, 8/1/2032	750	871
GO, 5.00%, 8/1/2033	700	819
Napa Valley Unified School District, Election of 2006 Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,909
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,000	944
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054	1,000	954
Palo Alto Unified School District, Election of 2008 Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,755
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	1

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000	975
Rio Hondo Community College District, Election of 2024 Series 2025A, GO, 4.38%, 8/1/2055	1,750	1,616
San Diego Unified School District, Election of 1998
Series G-1, GO, A.G., 5.25%, 7/1/2028 (d)	385	418
Series G-1, GO, A.G., 5.25%, 7/1/2028	2,115	2,308
San Dieguito Union High School District , GO, 5.00%, 8/1/2037	1,700	1,936
San Francisco Bay Area Rapid Transit District Series 2025E-1, GO, 5.00%, 8/1/2042 (e)	1,500	1,608
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	639
Series C, GO, 4.00%, 9/1/2043	1,490	1,423
San Jose Unified School District, Election of 2002 Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,601
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,077
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,822
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	748
San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,796
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,654
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	909
GO, 4.00%, 10/1/2041	5,000	4,868
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000	922
William S Hart Union High School District, Capital Appreciation Election 2001 Series 2005B, GO, A.G., Zero Coupon, 9/1/2029	2,500	2,261
		60,194
Hospital—9.2%
California Health Facilities Financing Authority
Series 2025A, Rev., 5.00%, 2/1/2044	1,000	1,029
Series 2025A, Rev., 5.25%, 2/1/2048	1,750	1,816
California Health Facilities Financing Authority, Adventist Health System Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,173
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	251
Rev., 5.00%, 11/15/2032	400	402
Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,762
California Health Facilities Financing Authority, Children's Hospital of Orange County
Series 2024B, Rev., 5.00%, 5/1/2031 (c)	1,000	1,127
Series 2024A, Rev., 5.00%, 11/1/2054	1,500	1,523
California Health Facilities Financing Authority, CommonSpirit Health Series 2024A, Rev., 5.00%, 12/1/2025	100	100
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,500	1,239
California Health Facilities Financing Authority, Scripps Health Series 2024B-2, Rev., 5.00%, 2/4/2031 (c)	1,800	2,023
California Health Facilities Financing Authority, St. Joseph Health System Series 2019C, Rev., 5.00%, 10/1/2025 (c)	3,000	3,006
California Health Facilities Financing Authority, Stanford Health Care Series 2025B, Rev., 5.00%, 8/15/2035	1,120	1,320
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	502
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,558
Series 2017A, Rev., 4.00%, 11/15/2048	1,000	843
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,183
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2049	750	723
Series 2025, Rev., 5.00%, 11/1/2054	2,000	1,892
California Public Finance Authority, PIH Health Series 2024A, Rev., 5.00%, 6/1/2035	1,790	1,957
California Statewide Communities Development Authority, John Muir Health
Series 2024E-2, Rev., 5.00%, 10/1/2027 (c)	675	706
Series 2024A, Rev., 5.00%, 12/1/2027	450	476
Series 2024A, Rev., 5.25%, 12/1/2054	1,000	1,021
California Statewide Communities Development Authority, Kaiser Permanente Series 2009C-2, Rev., 5.00%, 11/1/2029 (c)	2,000	2,194
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,000	911
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Hospital — continued
Series 2018A, Rev., 5.50%, 12/1/2058 (b)	1,000	961
Regents of the University of California Medical Center Pooled Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,270
		36,968
Housing—5.4%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,328
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,482
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2026	450	460
Series 2024A, Rev., 5.00%, 8/15/2027	575	600
Series 2024A, Rev., 5.00%, 8/15/2029	820	886
Series 2024A, Rev., 5.00%, 8/15/2031	540	593
Series 2024A, Rev., 5.00%, 8/15/2054	1,000	974
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,823
California Municipal Finance Authority, Martha Gardens Apartments Series 2025A-2, Rev., 3.45%, 12/1/2028 (c)	1,500	1,525
California Municipal Finance Authority, Terracina At Westpark Apartments Series 2024A, Rev., 3.20%, 8/1/2027 (c)	2,500	2,504
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	1,000	920
California Statewide Communities Development Authority, Heritage Park Apartments Project Series 2025A, Rev., FNMA COLL, 3.70%, 4/1/2035	2,500	2,509
California Statewide Communities Development Authority, Sequoia Living Projects Series 2025A, Rev., 5.00%, 7/1/2039	1,735	1,866
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., 5.00%, 6/1/2026 (c)	2,000	2,032
		21,502
Industrial Development Revenue/Pollution Control Revenue—4.7%
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,214
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (c)	3,000	3,070
California Municipal Finance Authority, Republic Services, Inc., Project Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (c)	2,985	2,912
INVESTMENTS	Principal Amount ($000)	Value ($000)

Industrial Development Revenue/Pollution Control Revenue — continued
California Municipal Finance Authority, Waste Management, Inc., Project Series 2009A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	1,987
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project , Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,228
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-2, Rev., AMT, 3.85%, 10/15/2025 (b) (c)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,500
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, Rev., 5.00%, 9/1/2026	1,000	1,027
Rialto Public Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 6/1/2036	450	489
Series 2023A, Rev., 5.00%, 6/1/2038	400	427
Series 2023A, Rev., 5.00%, 6/1/2048	2,000	2,044
		18,898
Other Revenue—12.1%
California Community Choice Financing Authority, Green Bond Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,010
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	645
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	1,500	1,312
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,150
Series 2020A, Rev., 4.00%, 6/1/2049	1,150	945
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,000	701
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2049	1,000	831
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	5,250	958
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	455
Series 2024A, Rev., 5.00%, 4/1/2027	365	376
Series 2024A, Rev., 5.00%, 4/1/2028	310	325
Series 2024A, Rev., 5.00%, 4/1/2029	250	266
Series 2024A, Rev., 5.00%, 4/1/2030	200	215
Series 2024A, Rev., 5.00%, 4/1/2031	265	286
Series 2024A, Rev., 5.00%, 4/1/2032	310	336
Rev., 3.44%, 2/20/2041 (c)	997	877
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,384
Series 2024A, Rev., 5.00%, 4/1/2049	1,300	1,227
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,411
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,466
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2036	1,000	1,061
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020B, Rev., AMT, 3.85%, 6/1/2026 (c)	3,500	3,503
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,129
City of Los Angeles , Rev., TRAN, 5.00%, 6/25/2026	5,000	5,120
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	1,580	1,400
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,107
Jurupa Public Financing Authority Series 2024, A.G., 5.00%, 9/1/2035	2,000	2,273
Long Beach Bond Finance Authority Series 2007A, Rev., 5.00%, 11/15/2035	2,875	3,070
Los Angeles County Public Works Financing Authority Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,613
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	2,000	2,389
Municipal Improvement Corp. of Los Angeles, Real Property
Series 2016B, Rev., 4.00%, 11/1/2035	2,000	1,984
Series 2023A, Rev., 5.00%, 5/1/2043	1,000	1,045
Ontario Public Financing Authority
Series 2025A, Rev., 5.00%, 11/1/2032	300	342
Series 2025A, Rev., 5.00%, 11/1/2033	475	542
Pasadena Public Financing Authority, Rose Bowl Renovation Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	541
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021B-1, Rev., 4.00%, 6/1/2049	1,445	1,352
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp.
Series 2019A, Rev., 5.00%, 6/1/2029	1,035	1,103
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Series 2019A, Rev., 5.00%, 6/1/2037	1,000	1,022
Series 2019A, Rev., 5.00%, 6/1/2048	1,000	946
		48,718
Prerefunded—1.3%
Campbell Union High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,433
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,693
		5,126
Transportation—7.8%
Bay Area Toll Authority, Toll Bridge Series 2025F-2, Rev., 5.00%, 4/1/2043	1,295	1,378
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	795	711
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,141
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	3,795	3,488
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	995
City of Los Angeles Department of Airports
Series 2025A, Rev., AMT, 5.00%, 5/15/2027	2,000	2,079
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,087
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,681
City of Los Angeles Department of Airports, International Airport Subordinate Series 2022G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,347
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,781
Norman Y Mineta San Jose International Airport SJC Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,142
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,507
Series 2024A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,113
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,615
Series 2025B, Rev., AMT, 5.25%, 7/1/2045	3,000	3,079
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,530
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,750	1,718
		31,392
Utility—7.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,175	2,328
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000	2,136
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	5,000	5,383
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	1,250	1,359
City of Glendale Electric
Series 2024-2, Rev., 5.00%, 2/1/2045	1,000	1,031
Series 2024-2, Rev., A.G. - CR, 5.00%, 2/1/2047	1,220	1,243
Series 2024, Rev., 5.00%, 2/1/2049	3,000	3,031
Sacramento Municipal Utility District Series 2023D, Rev., 5.00%, 10/15/2030 (c)	3,500	3,894
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,109
Southern California Public Power Authority, Canyon Power Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000	1,098
Southern California Public Power Authority, Transmission System Renewal Project Series 2023-1, Rev., 5.00%, 7/1/2042	3,000	3,076
Vista Joint Powers Financing Authority
Series 2025A, Rev., 5.00%, 5/1/2033	750	858
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,147
Series 2025A, Rev., 5.00%, 5/1/2035	750	860
Series 2025A, Rev., 5.00%, 5/1/2037	885	987
		29,540
Water & Sewer—11.2%
Antelope Valley-East Kern Water Agency Financing Authority Series 2025B, Rev., 5.00%, 4/1/2028 (c)	1,000	1,034
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund , Rev., 4.00%, 10/1/2040	2,000	2,009
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/25/2025	2,000	2,003
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,055
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,575
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
City of Los Angeles, Wastewater System, Subordinate
Series 2025C, Rev., 5.00%, 6/1/2030	2,000	2,262
Series 2025C, Rev., 5.00%, 6/1/2040	2,000	2,178
City of San Francisco, Public Utilities Commission Water Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,581
City of San Francisco, Public Utilities Commission Water, Hetch Hetchy water Series 2025, Subseries F-1, Rev., 5.00%, 11/1/2038	1,500	1,685
East Bay Municipal Utility District Wastewater System Series 2025B, Rev., 5.00%, 6/1/2037	1,000	1,148
East Bay Municipal Utility District Water System Series 2025A, Rev., 5.00%, 6/1/2050	1,000	1,038
Eastern Municipal Water District, Water and Wastewater Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,931
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	300
Series 2023A, Rev., 5.00%, 9/1/2027	450	475
Series 2023A, Rev., 5.00%, 9/1/2029	260	287
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,127
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,020
Series 2016A, Rev., 5.00%, 7/1/2031	1,610	1,619
Series 2021B, Rev., 5.00%, 7/1/2041	680	696
Series 2022D, Rev., 5.00%, 7/1/2041	270	279
Series 2023D, Rev., 5.00%, 7/1/2042	520	533
Series 2017A, Rev., 4.00%, 7/1/2047	3,000	2,616
Series 2022D, Rev., 5.00%, 7/1/2052	3,000	3,000
Metropolitan Water District of Southern California Series 2024B3, Rev., 5.00%, 7/1/2031 (c)	1,000	1,114
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	2,240	2,405
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026 (d)	440	454
Series 2018B, Rev., 5.00%, 10/1/2026	635	656
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,744
Santa Clara Valley Water District, Water System Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,759
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	5

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
Southern California Water Replenishment District , Rev., 5.00%, 8/1/2038	1,250	1,291
State of California Department of Water Resources, Central Valley Project Series BF, Rev., 5.00%, 12/1/2035	2,000	2,262
		45,136
Total California		320,701
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	206
Georgia—1.9%
Utility—1.9%
Main Street Natural Gas, Inc., Gas Supply
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000	2,131
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	1,150	1,228
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,940	4,216
		7,575
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,330
Idaho—0.3%
Housing—0.3%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,127
Iowa—0.2%
Other Revenue—0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	6,265	866
North Carolina—0.2%
Housing—0.2%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000	1,000
INVESTMENTS	Principal Amount ($000)	Value ($000)

Housing — continued
Ohio—0.7%
Other Revenue—0.4%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	1,750	1,414
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,215	281
		1,695
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,002
Total Ohio		2,697
Pennsylvania—0.3%
Housing—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,080
Puerto Rico—1.5%
General Obligation—0.5%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,068
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	877
Series A-1, Rev., Zero Coupon, 7/1/2046	2,935	922
Series A-1, Rev., 5.00%, 7/1/2058	2,400	2,195
		3,994
Total Puerto Rico		6,062
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	559
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,137
		1,696
Utah—0.3%
Housing—0.3%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	995	1,116
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
Wisconsin—0.8%
Housing—0.3%
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	975	1,056
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	984
Rev., AMT, 5.75%, 7/1/2049	1,000	994
		1,978
Total Wisconsin		3,034
Total Municipal Bonds (Cost $359,032)		356,119
	Shares (000)
Short-Term Investments—10.5%
Investment Companies—10.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g)(Cost $41,929)	41,926	41,930
Total Investments—99.2% (Cost $400,961)		398,049
Assets in Excess of Other Liabilities—0.8%		3,289
Net Assets—100.0%		401,338

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	37	12/19/2025	USD	4,227	1
Short Contracts
U.S. Treasury 10 Year Ultra Note	(26)	12/19/2025	USD	(2,975)	(14)
U.S. Treasury Ultra Bond	(12)	12/19/2025	USD	(1,397)	6
					(8)
					(7)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	7

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	August 31, 2025

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.7% (a)
Alabama — 2.4%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	7,000	7,010
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455	8,544
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	13,590	14,325
County of Jefferson sewer, Rev., 5.00%, 10/1/2037	4,000	4,242
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	3,500	3,040
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	1,225	1,217
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	6,705	6,677
Total Alabama		45,055
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	10,385	1,170
Arizona — 1.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,653
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,856
Series 2024A, Rev., 5.00%, 11/1/2043	1,000	982
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	6,665	6,004
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	1,500	1,579
City of Buckeye, Excise Tax, Rev., 5.00%, 7/1/2038 (d)	1,250	1,352
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2039	1,300	1,408
City of Mesa Utility System
Rev., A.G., 5.00%, 7/1/2034	2,000	2,275
Rev., A.G., 5.00%, 7/1/2035	1,000	1,133
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	728
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,349
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,280
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,040
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (b)	215	207
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (b)	940	894
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024, GO, 5.00%, 7/1/2036	1,250	1,387
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,132
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,243
Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 7/1/2026	1,570	1,603
Total Arizona		36,105
California — 6.0%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	1,500	936
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	19,915	20,000
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	5,750	6,250
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	9,500	2,042
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400	413
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	10,000	1,753
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	2,000	1,652
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	16,260	14,943
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	3,000	3,000
California Municipal Finance Authority, Community Health System Series 2021A, Rev., A.G. - CR, 3.00%, 2/1/2046	5,000	3,720
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	9

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	1,095	1,147
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100	1,144
Rev., AMT, 5.00%, 11/21/2045 (b)	1,000	989
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	3,355	3,085
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000	1,821
City of Los Angeles, Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2055	2,000	2,036
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	1,000	872
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	40,000	3,712
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, A.G., Zero Coupon, 8/1/2026	19,585	19,163
Los Angeles Department of Water and Power System
Series 2024C, Rev., 5.00%, 7/1/2026	3,500	3,568
Series 2017A, Rev., 4.00%, 7/1/2047	1,000	872
Series 2025A, Rev., 5.00%, 7/1/2055	1,500	1,501
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2036	1,150	732
GO, Zero Coupon, 7/1/2037	1,950	1,184
GO, Zero Coupon, 7/1/2041	1,250	606
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	957
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	2,000	1,864
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, A.G., 5.00%, 9/1/2042	1,000	1,035
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,101
San Diego County Regional Airport Authority, Senior Private Activity Series 2020C, Rev., AMT, 5.25%, 7/1/2043	4,400	4,561
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2042	2,000	1,934
West Hills Community College District, GO, A.G., 4.00%, 8/1/2037	1,650	1,666
Total California		114,259
Colorado — 3.2%
Baseline Metropolitan District No. 1 Series 2024A, GO, A.G., 5.00%, 12/1/2030	1,500	1,645
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	10,000	10,255
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,127
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,377
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	438
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,247
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,064
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,115
Series 2019A-2, Rev., 5.00%, 8/1/2044	10,000	9,837
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,569
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	1,905	1,938
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	746	700
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (b)	750	754
Series 2021A, GO, 5.00%, 12/1/2041 (b)	750	702
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	6,000	6,370
State of Colorado
Series 2020A, COP, 4.00%, 12/15/2039	1,445	1,369
Series 2021A, COP, 4.00%, 12/15/2039	3,100	2,938
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,119
Verve Metropolitan District No. 1, GO, 5.75%, 12/1/2033	2,000	2,022
Total Colorado		61,586
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 0.2%
City of Stamford, Water Pollution Control System and Facility Series 2013A, Rev., 5.00%, 8/15/2029	300	301
State of Connecticut Series 2022E, GO, 5.00%, 11/15/2035	2,815	3,098
Total Connecticut		3,399
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project, Rev., 5.00%, 9/1/2040	1,550	1,546
District of Columbia — 1.1%
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	5,949
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	10,690	9,733
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	5,000	5,134
Total District of Columbia		20,816
Florida — 2.5%
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project, Rev., 4.00%, 11/1/2045	6,500	5,454
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	4,250	4,587
County of Miami-Dade, Rev., Zero Coupon, 10/1/2040	5,000	2,497
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,433
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049	2,000	2,014
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	3,500	2,886
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	1,105	1,110
Series 2024-5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,225	3,565
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	3,000	2,992
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,000
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.62%, 9/2/2025 (c)	3,000	3,000
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	6,901
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	740	777
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2046	2,000	2,093
Southeast Overtown Park West Community Redevelopment Agency, Flag Tax Increment Series 2025A, Rev., A.G., 5.00%, 3/1/2034	1,500	1,663
State of Florida, Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390	1,217
Village Community Development District No. 15, 4.85%, 5/1/2038 (b)	1,000	1,008
Total Florida		48,197
Georgia — 5.3%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000	2,047
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,673
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2042	1,100	1,113
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	2,105	2,328
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	2,005	1,604
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,116
Rev., 4.00%, 6/15/2037	1,500	1,478
Rev., 4.00%, 6/15/2039	1,785	1,718
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2038	2,380	2,380
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	11

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Henry County, Water and Sewerage Authority, Rev., A.G. - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,348
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,500	2,536
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	28,490	29,841
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	9,430	9,986
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,175	1,244
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	8,440	8,993
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	8,690	9,281
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	2,000	2,140
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019A, Rev., 5.00%, 1/1/2049	3,000	2,943
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	989
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (c)	9,500	9,500
Total Georgia		102,258
Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2025B, Rev., 5.00%, 3/1/2032 (c)	2,000	2,172
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	3,000	3,229
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	4,800	4,912
Total Idaho		10,313
Illinois — 8.0%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,565
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,044
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,008
Series 2024B, Rev., 5.00%, 1/1/2048	2,000	2,009
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	5,500	5,419
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	2,500	2,555
Series 2019A, GO, 5.50%, 1/1/2049	2,000	1,909
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,018
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	5,500	5,880
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2023B, Rev., A.G., 5.00%, 11/1/2039	3,160	3,287
Cook County Community Consolidated School District No. 15 Palatine, GO, 4.00%, 12/1/2041	750	704
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2031	3,600	3,761
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	953
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	2,750	2,641
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,000	1,001
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.60%, 9/2/2025 (c)	1,250	1,250
Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series 2025B-2, Rev., 5.00%, 8/15/2035 (c)	3,500	3,723
Illinois Housing Development Authority
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,235	3,566
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,129
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	944
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	10,000	10,813
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,441
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,244
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,441
State of Illinois
GO, 5.00%, 2/1/2026	4,900	4,949
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,315
Series 2022B, GO, 5.00%, 10/1/2032	10,000	11,070
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,243
Series 2022A, GO, 5.00%, 3/1/2035	12,000	12,852
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,048
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,146
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1, Rev., A.G., 4.00%, 3/1/2028	995	1,014
Will County Community Unit School District No. 365-U Valley View, GO, 3.00%, 7/1/2036	1,700	1,567
Total Illinois		153,509
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — 1.0%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	750	611
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (b)	4,560	3,904
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	1,550	1,333
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	406
Series 2023A, Rev., 5.00%, 6/1/2053	210	195
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,169
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2034	1,000	1,143
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,875	1,553
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	5,000	4,588
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2031	600	666
Series 2025A, Rev., 5.00%, 7/15/2040	800	844
Series 2025A, Rev., 5.00%, 7/15/2042	1,650	1,707
Total Indiana		20,119
Iowa — 0.2%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2026	85	85
Rev., 5.00%, 9/1/2028	200	198
Rev., 5.00%, 9/1/2030	110	108
Rev., 5.00%, 9/1/2031	100	97
Rev., 5.00%, 9/1/2036	440	394
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	19,280	2,666
Total Iowa		3,548
Kansas — 0.9%
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	2,972
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — continued
Kansas Development Finance Authority
Series 2025A, Rev., 4.00%, 5/1/2039	6,765	6,563
Series 2025A, Rev., 4.00%, 5/1/2040	6,415	6,125
State of Kansas, Department of Transportation Series 2025A, Rev., 5.00%, 9/1/2043	2,315	2,422
Total Kansas		18,082
Kentucky — 1.2%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,277
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,556
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,981
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,327
Total Kentucky		22,141
Louisiana — 0.9%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385	357
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440	372
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	705	547
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	5,000	5,463
Series 2025A, Rev., 5.25%, 5/15/2055	5,250	5,309
Series 2025A, Rev., 5.50%, 5/15/2055	3,500	3,614
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,151
Total Louisiana		17,813
Maine — 0.1%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2029	1,000	1,102
Maryland — 1.3%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,113
Maryland Community Development Administration, Multi- Family, Villages at Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,000	1,015
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,001
Rev., 4.00%, 7/1/2036	1,000	994
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	13

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	3,500	3,507
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	11,865
Rev., GTD, 4.00%, 6/1/2048	5,430	4,792
Total Maryland		25,287
Massachusetts — 0.8%
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,021
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,552
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,064
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.50%, 6/1/2050	1,500	1,556
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	2,000	1,909
Total Massachusetts		15,102
Michigan — 0.9%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	494
Michigan Finance Authority, Henry Ford Health System, Rev., 4.00%, 11/15/2036	1,900	1,824
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,641
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	969
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000	1,079
Michigan State Housing Development Authority Series 2023B, Rev., 5.75%, 6/1/2054	1,000	1,077
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,119
State of Michigan, Trunk Line Series 2020B, Rev., 4.00%, 11/15/2037	5,150	5,123
West Ottawa Public Schools, Unlimited Tax, GO, A.G., 4.00%, 11/1/2039	1,055	1,031
Total Michigan		17,357
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.6%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2047	1,000	973
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	5,907
Series 2018A, Rev., 4.00%, 11/15/2038	750	699
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	960
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,225	2,494
Total Minnesota		11,033
Mississippi — 1.0%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030	5,124
Series 2018A, GO, 4.00%, 11/1/2038	14,500	14,222
Total Mississippi		19,346
Missouri — 0.7%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,514
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,001
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	969
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.75%, 9/2/2025 (c)	500	500
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2028	1,355	1,395
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,736
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	3,500	3,165
Total Missouri		13,280
Montana — 0.1%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (b)	2,000	1,583
Nebraska — 0.8%
Douglas County School District No. 001, Omaha Public, GO, 4.00%, 12/15/2041	10,000	9,414
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2034	2,000	1,971
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,101
Omaha Public Power District Series 2025A, Rev., 5.00%, 2/1/2043	1,425	1,481
Omaha Public Power District, Electric System Series 2024C, Rev., 5.00%, 2/1/2042	2,150	2,249
Total Nebraska		16,216
Nevada — 0.2%
City of North Las Vegas, Water and Wastewater Reclamation, System Ltd. Tax Series 2024B, GO, 5.00%, 6/1/2036	1,000	1,109
Clark County School District, Limited Tax Series 2020A, GO, A.G., 4.00%, 6/15/2039	1,065	1,014
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,510
Total Nevada		3,633
New Hampshire — 0.7%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	1,700	1,699
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,076
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,072
Series 2025A, Rev., 5.50%, 6/1/2050	2,000	2,033
New Hampshire Health and Education Facilities Authority Act, Rev., 5.25%, 8/1/2055	5,400	5,425
Total New Hampshire		14,305
New Jersey — 3.6%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,062
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,263
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,064
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Series A, Rev., 5.00%, 6/15/2031	11,500	11,677
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,123
Series 2024CC, Rev., 5.00%, 6/15/2034	3,000	3,352
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,716
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,692
Series 2024CC, Rev., 5.00%, 6/15/2044	3,000	3,030
Series 2024CC, Rev., 4.13%, 6/15/2050	1,250	1,081
Series 2024CC, Rev., 5.25%, 6/15/2055	1,500	1,521
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,398
Series 2018A, Rev., 5.00%, 6/1/2027	8,005	8,277
Series 2018A, Rev., 5.00%, 6/1/2036	3,000	3,054
Series 2018A, Rev., 4.00%, 6/1/2037	1,450	1,376
Series 2018A, Rev., 5.00%, 6/1/2046	6,255	6,025
Township of North Brunswick, General Improvement, GO, 4.00%, 7/1/2039	1,040	1,042
Total New Jersey		69,499
New Mexico — 0.0% ^
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	345	363
New York — 17.1%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	318
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2051	1,100	1,123
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	5,912
City of New York, Fiscal Year 2024
Series 2024D, GO, 5.50%, 4/1/2048	3,000	3,157
Series 2024D, GO, 5.50%, 4/1/2049	3,105	3,257
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	2,530	2,639
Empire State Development Corp., State Sales Tax Series 2019A, Rev., 4.00%, 3/15/2042	10,080	9,252
Long Island Power Authority, Electric System
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	3,000	3,000
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	18,775	18,738
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,245
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,131
Metropolitan Transportation Authority Series 2024B, Rev., 5.00%, 11/15/2041	2,000	2,050
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	15

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority, Climate Bond
Series 2025A, Rev., 5.25%, 11/15/2043	2,000	2,058
Series 2019B, Rev., 4.00%, 11/15/2050	1,000	804
Series 2020C-1, Rev., 5.00%, 11/15/2050	1,500	1,468
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250	255
Series 2022A, Rev., 5.63%, 7/1/2042 (b)	1,385	1,332
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	3,000	3,031
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,300	1,334
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,500	1,697
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (c)	2,000	2,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,124
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	9,849
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,580
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	3,405	3,594
New York City Transitional Finance Authority Future Tax Secured Series 2025, Subseries G-1, Rev., 5.00%, 5/1/2052	3,000	3,020
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2033	6,500	6,695
Series 2017E1, Rev., 5.00%, 2/1/2035	3,000	3,069
Series B, Rev., 5.00%, 8/1/2036	6,445	6,526
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	2,100	2,146
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,647
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 4.00%, 11/1/2038	10,575	10,068
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	1,700	1,657
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	6,712
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025E, Rev., 5.00%, 11/1/2047	3,000	3,033
Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	1,000	1,049
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,522
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,553
Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	9,315	2,657
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., A.G. - CR, 3.00%, 2/15/2042	3,345	2,634
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,405
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,193
New York Power Authority, Green Bonds Series 2024A, Rev., 4.00%, 11/15/2049	3,200	2,771
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	3,000	3,021
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	3,250	3,290
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	2,000	2,185
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	5,250	5,073
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.50%, 5/1/2049	1,050	1,045
New York State Dormitory Authority, Personal Income Tax
Series 2021A, Rev., 4.00%, 3/15/2037	2,300	2,278
Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,303
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2034	2,160	2,477
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2022A, Rev., 4.00%, 3/15/2038	4,680	4,590
Series 2021E, Rev., 4.00%, 3/15/2042	7,000	6,362
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	15,709
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,318
New York State Dormitory Authority, White Plains Hospital, Rev., A.G., 5.50%, 10/1/2054	1,000	1,020
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,582
Series 2024A, Rev., 5.25%, 6/15/2053	3,000	3,105
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,517
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	12,000	12,385
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2029	1,400	1,439
Series 2018, Rev., AMT, 5.00%, 1/1/2030	6,230	6,390
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,578
Rev., AMT, 5.00%, 1/1/2034	9,885	10,015
Rev., AMT, 5.00%, 10/1/2035	3,920	3,975
Rev., AMT, 5.00%, 10/1/2040	5,350	5,312
Rev., AMT, 4.38%, 10/1/2045	1,690	1,466
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Green Bonds Series 2024A, Rev., AMT, 5.50%, 12/31/2054	3,000	2,915
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Green Bonds
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2042	1,750	1,792
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2043	2,250	2,294
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2044	2,250	2,286
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	1,500	1,443
Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,002
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	3,000	2,824
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,776
Series 248, Rev., 5.00%, 1/15/2042	1,635	1,716
Series 248, Rev., 5.00%, 1/15/2050	3,250	3,302
Series 93, Rev., 6.13%, 6/1/2094	6,000	6,010
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,971
Series 2025A-1, Rev., 5.00%, 11/15/2037	2,300	2,540
Series 2018D, Rev., 4.00%, 11/15/2038	4,000	3,910
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Real Estate Transfer Tax, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	1,000	1,022
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	1,000	911
Utility Debt Securitization Authority, Rev., 5.00%, 12/15/2037	5,250	5,269
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (b)	5,450	5,123
Total New York		327,846
North Carolina — 1.9%
County of Buncombe, Limited Tax, Rev., 5.00%, 6/1/2033	750	853
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2034	1,000	1,125
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	4,000	4,000
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	6,980	7,734
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	5,000	5,704
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000	947
State of North Carolina, Rev., 5.00%, 3/1/2033	15,345	16,365
Total North Carolina		36,728
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	1,750	1,936
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	17

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2037	4,000	3,786
Series 2020B-2, Rev., 5.00%, 6/1/2055	13,270	10,719
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	20,400	1,785
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,960	2,055
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	9,105	9,124
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	1,000	1,018
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	2,000	2,127
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (c)	1,100	1,100
Series 2019A, Rev., 5.00%, 6/1/2029	16,390	17,841
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	904
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,023
Series 2024B, Rev., 5.00%, 12/1/2044	900	909
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,614
Total Ohio		54,005
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2025A, Rev., 5.00%, 7/1/2034	1,050	1,196
Oregon — 0.8%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	7,000	4,568
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	893
Series A, GO, Zero Coupon, 6/15/2036	1,000	633
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.70%, 9/2/2025 (c)	9,875	9,875
Total Oregon		15,969
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — 3.3%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,259
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,978
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	1,120	1,140
Rev., 5.00%, 6/1/2028	2,620	2,794
Rev., 5.00%, 6/1/2029	1,120	1,191
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	1,870	1,759
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	3,500	3,865
Erie City Water Authority Series 2019B, Rev., A.G., 5.00%, 12/1/2032	1,235	1,333
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	2,000	1,902
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,749
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	258
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	12,050	12,329
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	5,645	5,384
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	3,450	3,674
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,110
Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,080
Series 2025-150A, Rev., 6.25%, 10/1/2055 (d)	5,000	5,617
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,454
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,148
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,050
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2043	1,100	1,129
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
School District of the City of Erie (The), Limited Tax Series 2019A, GO, A.G., 4.00%, 4/1/2033	1,150	1,170
Wilkes-Barre Area School District, GO, 3.75%, 4/15/2044	1,500	1,320
Total Pennsylvania		63,693
Puerto Rico — 1.5%
Puerto Rico Public Finance Corp. Series 2001E, Rev., A.G. - CR, 6.00%, 8/1/2026 (e)	10,000	10,299
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-2, Rev., 4.33%, 7/1/2040	3,500	3,238
Series A-1, Rev., Zero Coupon, 7/1/2046	14,000	4,398
Series A-1, Rev., 5.00%, 7/1/2058	12,391	11,331
Total Puerto Rico		29,266
Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705	705
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000	4,799
Total Rhode Island		5,504
South Carolina — 0.5%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	990
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024A, Rev., 5.50%, 11/1/2054	1,000	1,027
South Carolina Public Service Authority, Santee Cooper Series 2024A, Rev., 5.25%, 12/1/2049	2,000	2,037
South Carolina State Housing Finance and Development Authority Series 2025B, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	5,000	5,690
Total South Carolina		9,744
South Dakota — 0.1%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,137
Tennessee — 5.4%
Metropolitan Government of Nashville and Davidson County, GO, 4.00%, 7/1/2036	11,800	11,813
Metropolitan Government of Nashville and Davidson County, Water and Sewer, Rev., 5.00%, 7/1/2038	1,000	1,086
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	1,966
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,082
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,546
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,683
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	4,844
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	3,605	3,845
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	7,940	5,395
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,330	10,488
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (c)	33,150	33,230
Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	14,065	14,598
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	2,600	2,878
Total Tennessee		103,454
Texas — 6.4%
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000	933
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (c)	2,000	2,155
Series 2024A, Rev., 5.00%, 8/15/2032	1,000	1,122
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	3,000	3,357
Series 2024C, Rev., 5.00%, 8/15/2034	2,040	2,282
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375	1,382
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020C, Rev., AMT, 5.00%, 7/15/2027	3,500	3,549
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	6,250	6,582
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	2,000	2,373
City of Mesquite, Combination Tax and Ltd., Surplus, GO, 4.13%, 2/15/2040	1,665	1,578
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	19

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	2,260	1,930
City of San Antonio Electric and Gas Systems Series 2024C, Rev., 5.50%, 2/1/2049	2,000	2,100
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,829
Coastal Water Authority, City of Houston Projects, Rev., 5.00%, 12/15/2025	5,115	5,123
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.00%, 3/1/2045	2,000	2,039
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2039	1,500	1,597
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,825
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2043	2,000	2,058
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (e)	9,905	9,966
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,570
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier
Series 2018A, Rev., 5.00%, 10/1/2043	4,000	4,041
Series 2020C, Rev., 4.00%, 10/1/2045	5,100	4,440
Series 2020C, Rev., 4.00%, 10/1/2049	1,100	928
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	2,000	2,036
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000	842
Lower Colorado River Authority, Rev., 5.00%, 5/15/2040	4,750	4,958
Mansfield Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2044	1,500	1,540
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,200	994
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (c)	1,500	1,524
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	4,987
Pasadena Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2048	5,000	5,089
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,450	1,563
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	5,000	5,514
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020B-1, Rev., 4.00%, 11/15/2027	2,490	2,450
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023B, Rev., 5.50%, 1/1/2034 (c)	6,135	6,710
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	9,000	9,575
Texas Water Development Board, State Water Implementation Fund Series 2018B, Rev., 5.00%, 4/15/2030	7,000	7,489
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,293
Total Texas		122,323
Utah — 2.6%
City of Salt Lake City, International Airport Series 2025A, Rev., AMT, 5.25%, 7/1/2043	1,500	1,542
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.70%, 9/2/2025 (c)	35,000	35,000
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,047
Intermountain Power Agency, Utah Powe Supply Series 2022A, Rev., 5.00%, 7/1/2037	3,855	4,032
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2037	2,305	2,437
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,990	2,233
Utah Infrastructure Agency, Clearfield City Project, Rev., 4.00%, 10/15/2040	915	858
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	745	746
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,032
Rev., 4.00%, 10/15/2038	1,560	1,520
Total Utah		50,447
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 0.4%
Fairfax County Industrial Development Authority, Rev., 4.00%, 5/15/2042	1,650	1,514
Prince William County Service Authority, Water and Sewer System, Rev., 5.00%, 7/15/2038	1,000	1,101
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project, Rev., NATL - RE, 5.25%, 1/1/2026	1,120	1,131
Virginia Port Authority, Rev., 5.00%, 7/1/2044	1,365	1,401
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038	2,210	2,431
Total Virginia		7,578
Washington — 1.5%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,645
County of Snohomish, Limited Tax, GO, 4.00%, 12/1/2039	1,470	1,451
Energy Northwest, Project 1
Series 2025A, Rev., 5.00%, 7/1/2034	2,500	2,844
Series 2025A, Rev., 5.00%, 7/1/2035	2,000	2,273
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax
Series 2024, GO, A.G., 5.00%, 12/1/2036	1,525	1,695
Series 2024, GO, A.G., 5.00%, 12/1/2037	1,000	1,100
Series 2024, GO, A.G., 5.00%, 12/1/2038	1,300	1,414
Series 2024, GO, A.G., 5.00%, 12/1/2039	1,085	1,170
Series 2024, GO, A.G., 5.00%, 12/1/2040	1,055	1,126
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	3,000	2,917
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio
Series 2025A, Rev., 5.50%, 7/1/2050 (b)	2,405	2,325
Series 2025A, Rev., 5.75%, 7/1/2060 (b)	5,000	4,868
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (b)	1,920	1,954
Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	1,870
Total Washington		28,652
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	3,000	2,950
Wisconsin — 0.6%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	1,035	861
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,427
Public Finance Authority, Senior Lien, Rev., AMT, 5.50%, 7/1/2044	2,000	1,968
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	925	1,002
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	985	1,077
Total Wisconsin		11,335
Wyoming — 0.8%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	13,570	11,823
Wyoming Community Development Authority Series 2023-1, Rev., 5.75%, 6/1/2053	2,690	2,856
Total Wyoming		14,679
Total Municipal Bonds (Cost $1,781,946)		1,776,464
	SHARES (000)
Short-Term Investments — 6.6%
Investment Companies — 6.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g) (Cost $126,686)	126,678	126,691
Total Investments — 99.3% (Cost $1,908,632)		1,903,155
Other Assets in Excess of Liabilities — 0.7%		14,113
NET ASSETS — 100.0%		1,917,268

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	21

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	192	12/19/2025	USD	21,936	6
Short Contracts
U.S. Treasury 10 Year Ultra Note	(132)	12/19/2025	USD	(15,104)	(70)
U.S. Treasury Ultra Bond	(65)	12/19/2025	USD	(7,566)	30
					(40)
					(34)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	August 31, 2025

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—95.1% (a)
Alabama—1.0%
Utility—1.0%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (b)	2,750	2,899
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,064
		3,963
California—1.0%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,650	339
Transportation—0.9%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	3,795	3,487
Total California		3,826
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	206
Georgia—1.9%
Utility—1.9%
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,750	2,789
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,131
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	2,360	2,521
		7,441
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,330
Kentucky—0.4%
Utility—0.4%
Kentucky Public Energy Authority, Gas Supply Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,586
New York—87.2%
Education—6.8%
Build NYC Resource Corp., Bay Ridge Preparatory School Project Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270	1,154
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,080
INVESTMENTS	Principal Amount ($000)	Value ($000)

Education — continued
Clinton County Capital Resource Corp., CVCES Boces Project Series 2025, Rev., 5.00%, 7/1/2046 (c)	750	741
Madison County Capital Resource Corp., Colgate University Refunding Project , Rev., 5.00%, 7/1/2041	1,150	1,230
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320	1,168
New York State Dormitory Authority Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,007
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	2,400	2,489
New York State Dormitory Authority, Court Facilities Lease Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,107
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2035	1,000	1,073
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,110	2,322
New York State Dormitory Authority, State Supported Debt University Facilities Series 2020A, Rev., 4.00%, 7/1/2050	2,000	1,690
New York State Dormitory Authority, The New School Series 2025A, Rev., 4.25%, 7/1/2050	1,500	1,278
Onondaga Civic Development Corp., Syracuse University Project , Rev., 4.50%, 12/1/2050	2,000	1,883
Saratoga County Capital Resource Corp., WSWHE Boces Project
Rev., 5.00%, 7/1/2033 (d)	470	528
Rev., 5.00%, 7/1/2034 (d)	300	336
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2046 (c)	2,000	1,757
		26,843
General Obligation—14.9%
Chappaqua Central School District , GO, 4.00%, 7/15/2039	1,015	1,016
City of Jamestown , GO, BAN, 4.25%, 5/15/2026	5,670	5,723
City of New York, Fiscal Year 2008 Series 2008L-4, GO, VRDO, 2.75%, 9/2/2025 (b)	2,000	2,000
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,600
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-4, GO, VRDO, 3.90%, 9/2/2025 (b)	935	935
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	23

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
City of New York, Fiscal Year 2024 Series 2024A, GO, 5.00%, 8/1/2045	3,850	3,907
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	1,000	1,043
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	1,000	1,027
City of Yonkers
Series 2024A, GO, A.G., 5.00%, 2/15/2041	1,000	1,049
Series 2024B, GO, A.G., 5.00%, 2/15/2041	1,000	1,050
Series 2024A, GO, A.G., 5.00%, 2/15/2042	1,505	1,571
Series 2024B, GO, A.G., 5.00%, 2/15/2042	1,000	1,044
County of Albany Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,102
County of Erie, Buffalo Bills Stadium Project
Series 2024B, GO, 4.00%, 9/15/2047	1,360	1,227
Series 2024B, GO, 5.25%, 9/15/2048	1,500	1,573
County of Nassau
Series 2021A, GO, A.G., 4.00%, 4/1/2036	2,000	2,054
Series 2022A, GO, 4.25%, 4/1/2052	2,000	1,796
County of Nassau, General Improvement Series 2023A, GO, A.G., 4.00%, 4/1/2042	1,500	1,409
County of Onondaga
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,028
Series 2024, GO, 4.00%, 8/1/2043	1,565	1,423
County of Suffolk Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,483
State of New York Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,071
Town of Clarkstown Series 2023, GO, 4.00%, 11/15/2039	990	975
Town of Hempstead
Series 2025A, GO, 4.00%, 6/1/2041	2,000	1,923
GO, 4.00%, 5/1/2043	1,725	1,619
Town of Huntington, Public Improvement Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,398
Town of Oyster Bay , GO, BAN, 4.00%, 8/21/2026	6,000	6,083
Town of Webster , GO, BAN, 4.00%, 8/25/2026	4,000	4,055
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,024
GO, 4.00%, 1/15/2041	2,000	1,935
		59,143
Hospital—5.4%
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,021
New York City Health and Hospitals Corp., Health System Series 2025A, Rev., 5.00%, 2/15/2035	3,500	3,906
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	1,000	1,093
Series 2025 1, Rev., 5.00%, 7/1/2035	1,655	1,886
Series 2022 1-B, Rev., 4.00%, 7/1/2051	1,300	1,110
Series 2025 1, Rev., 5.25%, 7/1/2054	515	530
New York State Dormitory Authority, Mount Sinai Obligated Group , Rev., 5.00%, 7/1/2045	2,000	1,930
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2025A, Rev., 5.00%, 5/1/2035	1,000	1,097
Series 2022A, Rev., 4.25%, 5/1/2052	1,595	1,362
Series 2022A, Rev., 5.00%, 5/1/2052	2,000	1,952
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group
Series 2025A, Rev., A.G., 5.25%, 7/1/2043	500	516
Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,250	1,300
New York State Dormitory Authority, White Plains Hospital , Rev., A.G., 5.50%, 10/1/2054	2,000	2,040
Oneida County Local Development Corp., Mohawk Valley Health System Project Series 2019A, Rev., A.G., 4.00%, 12/1/2049	1,785	1,521
		21,264
Housing—3.1%
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,170	1,182
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Rev., 5.25%, 12/15/2031	3,900	4,002
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, 3.88%, 9/2/2025 (b)	4,225	4,225
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (b)	2,000	2,012
Onondaga County Trust for Cultural Resources, Abby Lane Housing Corp. Series 2017, Rev., 5.00%, 5/1/2040	1,000	986
		12,407
Industrial Development Revenue/Pollution Control Revenue—2.9%
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., A.G., 5.00%, 1/1/2031	1,250	1,377
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Industrial Development Revenue/Pollution Control Revenue — continued
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,500	2,695
New York Liberty Development Corp., Goldman Sachs Headquarters LLC Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,768
New York State Environmental Facilities Corp., Solid Waste Disposal, Waste Management, Inc. Project , Rev., AMT, 3.85%, 11/3/2025 (b)	3,500	3,500
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2021B, Rev., 4.00%, 8/15/2039	1,380	1,370
		11,710
Other Revenue—20.0%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 3.78%, 9/2/2025 (b)	13,600	13,600
Series 2019B, Rev., 5.00%, 11/1/2040	2,000	2,074
Series 2023A, Rev., 5.00%, 11/1/2053	1,335	1,359
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project
Series 2024, Rev., 5.00%, 12/1/2027	1,000	1,053
Series 2024, Rev., 5.00%, 12/1/2032	3,620	4,039
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	3,200	2,425
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	1,000	1,098
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,099
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,198
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011A-4, Rev., VRDO, 2.65%, 9/2/2025 (b)	2,000	2,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2035	2,000	2,046
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, 2.65%, 9/2/2025 (b)	1,100	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	1,949
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,064
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,035
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	889
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 5.00%, 5/1/2044	1,000	1,028
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019 Series B-1, Rev., 5.00%, 8/1/2034	1,535	1,604
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	2,000	2,098
New York Convention Center Development Corp., Hotel Unit Fee Secured , Rev., 5.00%, 11/15/2045	2,170	2,156
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured Series A, Rev., Zero Coupon, 11/15/2047	1,600	512
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,955
New York State Dormitory Authority, State Sales Tax
Series 2015B, Rev., 5.00%, 3/15/2030	5,000	5,009
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,047
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,113
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,053
Series 2023A-1, Rev., 4.00%, 3/15/2043	1,110	1,005
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,000
Suffolk Tobacco Asset Securitization Corp.
Series 2021A-2, Rev., 5.00%, 6/1/2029	2,250	2,397
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,000	244
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	2,000	2,009
Series A, Rev., 5.00%, 6/1/2036	2,000	2,005
Series B, Rev., 5.00%, 6/1/2048	2,350	1,992
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240	254
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	25

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,811
Series B, Rev., 5.00%, 6/1/2034	2,000	2,032
		79,352
Special Tax—4.3%
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	999
Series 2020A, Rev., 4.00%, 3/15/2040	3,000	2,830
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,330
Empire State Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2044	5,000	4,451
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,478
New York State Housing Finance Agency, State Personal Income Tax
Series 2024B-2, Rev., 3.30%, 12/15/2028 (b)	1,500	1,504
Series 2024C, Rev., 4.55%, 12/15/2054	1,000	902
New York State Thruway Authority, Personal Income Tax
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,464
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,298
		17,256
Transportation—17.3%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2031	1,585	1,635
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,547
Series 2017A, Rev., 5.00%, 2/15/2038	2,125	2,161
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,676
Series 2022A, Rev., 4.00%, 2/15/2043	2,100	1,917
Metropolitan Transportation Authority
Series 2016B, Rev., 5.00%, 11/15/2025	3,480	3,495
Series 2024B, Rev., 5.00%, 11/15/2041	4,000	4,099
Series 2020C-1, Rev., 5.25%, 11/15/2055	2,200	2,190
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,414
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,043
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,354
Series N, Rev., 4.00%, 1/1/2041	2,500	2,314
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,016
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,203
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,161
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Green Bonds Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	985
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Green Bonds
Rev., AMT, A.G., 6.00%, 6/30/2045	1,000	1,064
Rev., AMT, 5.50%, 6/30/2054	1,500	1,454
Series 2024B, Rev., AMT, A.G., 0.0%, 12/31/2054	2,000	1,183
New York Transportation Development Corp., JFK International Airport Project , Rev., AMT, 3.00%, 8/1/2031	2,000	1,847
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,264
Series 244, Rev., 5.00%, 7/15/2042	2,000	2,095
Series 248, Rev., 5.00%, 1/15/2050	2,000	2,032
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,344
Series B, Rev., 5.00%, 11/15/2033	1,500	1,547
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,253
Series 2025L-2, Rev., 5.00%, 11/15/2043	1,250	1,298
Series 2020A, Rev., 5.00%, 11/15/2054	1,500	1,492
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax, Senior Lien Series 2022A, Rev., 4.00%, 5/15/2041	2,040	1,917
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax, Senior Lien, Green Bonds
Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,023
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,615
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Real Estate Transfer Tax, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,044
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.25%, 5/15/2058	1,000	880
		68,562
Utility—6.6%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,500	3,493
Series 2019A, Rev., 4.00%, 9/1/2034	2,725	2,746
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,087
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	1,922
New York Power Authority, Green Bonds Series 2024A, Rev., 5.00%, 11/15/2041	1,500	1,598
New York Power Authority, Green Transmission Project Series 2022A, Rev., A.G., 5.00%, 11/15/2035	840	919
New York Power Authority, Tax Exempt Series 2020A, Rev., 4.00%, 11/15/2045	3,000	2,677
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 2004B, Rev., AMT, 4.00%, 5/15/2032	1,000	1,010
Series 1997B, Rev., 3.80%, 8/1/2032	4,000	4,072
Utility Debt Securitization Authority Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,302
Utility Debt Securitization Authority, Restructuring Bond Series 2016B, Rev., 5.00%, 12/15/2035	2,450	2,487
		26,313
Water & Sewer—5.9%
New York City Municipal Water Finance Authority, Second General Resolution Series 2025BB, Rev., 5.00%, 6/15/2048	1,000	1,016
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025
Series 2025DD, Rev., 5.50%, 6/15/2039	1,000	1,131
Series 2025CC, Rev., 5.00%, 6/15/2046	2,000	2,044
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,134
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	1,870
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,289
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000	1,032
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, 2.70%, 9/2/2025 (b)	6,000	6,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,264
Series 2025C, Rev., 5.00%, 6/15/2050	1,000	1,018
Series 2024A, Rev., 5.25%, 6/15/2053	1,000	1,035
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program Series 2005B, Rev., 5.50%, 10/15/2025 (e)	3,535	3,547
		23,380
Total New York		346,230
North Carolina—0.2%
Housing—0.2%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	1,000
Ohio—0.7%
Other Revenue—0.4%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	1,750	1,414
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,900	341
		1,755
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,002
Total Ohio		2,757
Pennsylvania—0.3%
Housing—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,080
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	27

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
Puerto Rico—1.7%
General Obligation—0.5%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,068
Other Revenue—1.2%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,750	722
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	4,500	1,414
Series A-1, Rev., 5.00%, 7/1/2058	2,800	2,561
		4,697
Total Puerto Rico		6,765
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,596
Total Municipal Bonds (Cost $382,844)		377,780
	Shares (000)
Short-Term Investments—4.0%
Investment Companies—4.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g)(Cost $15,823)	15,823	15,824
Total Investments—99.1% (Cost $398,667)		393,604
Assets in Excess of Other Liabilities—0.9%		3,629
Net Assets—100.0%		397,233

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	August 31, 2025

Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	38	12/19/2025	USD	4,341	1
Short Contracts
U.S. Treasury 10 Year Ultra Note	(26)	12/19/2025	USD	(2,975)	(14)
U.S. Treasury Ultra Bond	(13)	12/19/2025	USD	(1,513)	6
					(8)
					(7)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	29

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.1% (a)
Alabama — 2.5%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,504
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (c)	7,515	7,592
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	2,500	2,526
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2025	1,700	1,703
Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,123
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	5,000	5,210
Total Alabama		20,658
Alaska — 0.1%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2029	1,000	1,091
Arizona — 3.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	2,500	2,672
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,318
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,495
City of Glendale Excise Tax, Rev., 5.00%, 7/1/2028	2,850	3,060
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235	1,250
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	1,925	2,024
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,050	3,335
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,374
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,090
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2030	1,000	1,118
Total Arizona		31,736
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — continued
University of Central Arkansas, Student Housing System
Series 2019C, Rev., A.G., 4.00%, 11/1/2025	110	110
Series 2019C, Rev., A.G., 4.00%, 11/1/2026	240	242
Series 2019C, Rev., A.G., 4.00%, 11/1/2027	180	182
Total Arkansas		868
California — 2.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,500	2,637
Series 2023E-1, Rev., 5.00%, 3/1/2031 (c)	2,500	2,658
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	261
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,100
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	150	154
Los Angeles Department of Water and Power System
Series 2025A, Rev., 5.00%, 7/1/2028	2,000	2,107
Series 2016A, Rev., 5.00%, 7/1/2029	500	504
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,049
GO, 4.00%, 8/1/2029	4,180	4,229
Total California		19,699
Colorado — 1.9%
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,085
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	2,000	2,189
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (c)	2,800	2,976
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,920	3,137
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.50%, 9/11/2025 (d)	1,410	1,410
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,500	2,654
State of Colorado Series 2018A, COP, 5.00%, 12/15/2029	2,140	2,300
Total Colorado		15,751
Connecticut — 0.4%
State of Connecticut
Series 2020A, GO, 5.00%, 1/15/2028	725	770
Series 2025B, GO, 5.00%, 12/1/2028	1,000	1,083
Series 2025B, GO, 5.00%, 12/1/2029	1,000	1,105
Total Connecticut		2,958
District of Columbia — 1.7%
District of Columbia Series 2019A, GO, 5.00%, 10/15/2028	1,440	1,556
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,074
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	876
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,320
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	1,000	1,093
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,169
Total District of Columbia		14,088
Florida — 2.5%
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000	1,080
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000	1,079
City of Tallahassee, Energy System, Rev., 5.00%, 10/1/2025 (e)	300	301
County of Miami-Dade, Water and Sewer System Series 2017B, Rev., 5.00%, 10/1/2029	1,815	1,899
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	994
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,225
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (b) (f)	1,200	1,205
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,720
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Fort Pierce Utilities Authority
Series 2022A, Rev., A.G., 5.00%, 10/1/2028	400	428
Series 2022A, Rev., A.G., 5.00%, 10/1/2029	475	518
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (c)	1,000	1,107
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	365	366
Mid-Bay Bridge Authority Series A, Rev., 5.00%, 10/1/2025	2,000	2,004
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,155	1,181
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (c)	750	756
Polk County School District, Sales Tax, Rev., 5.00%, 10/1/2030	1,020	1,108
State of Florida, Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,000	1,097
State of Florida, Full Faith and Credit, Board of Education, Public Education Capital Outlay Series 2020B, GO, 5.00%, 6/1/2028	500	536
Total Florida		20,604
Georgia — 2.7%
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	406
Series 2023B, Rev., 5.00%, 4/1/2027	350	363
Series 2023B, Rev., 5.00%, 4/1/2028	750	798
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (c)	1,480	1,581
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2026	275	280
Rev., 5.00%, 7/1/2028	375	390
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	1,000	1,005
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,040
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,054
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,596
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	3,250	3,442
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	4,000	4,262
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	31

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2024C, Rev., 5.00%, 12/1/2031 (c)	3,745	3,979
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,072
Total Georgia		22,268
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2030	905	969
Illinois — 8.2%
Champaign County Community Unit School District No. 4
GO, 4.00%, 6/1/2029	1,000	1,046
GO, 4.00%, 6/1/2030	180	188
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,173
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,025
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,559
Series 2023C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,447
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,154
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (e)	1,000	937
City of Springfield Electric, Senior Lien
Rev., 5.00%, 3/1/2030	5,000	5,443
Rev., 5.00%, 3/1/2031	2,000	2,196
City of Waukegan
Series 2018B, GO, A.G., 5.00%, 12/30/2026	1,125	1,162
Series 2018B, GO, A.G., 5.00%, 12/30/2027	1,185	1,225
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., A.G., 5.00%, 12/30/2026	680	703
Series 2018C, Rev., A.G., 5.00%, 12/30/2027	710	734
Cook County Community Unit School District No. 401 Elmwood Park Series 2021A, GO, A.G., 4.00%, 12/1/2030	1,220	1,284
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	585
Glenview Park District
GO, 5.00%, 12/1/2026	300	310
GO, 5.00%, 12/1/2029	350	361
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,198
Illinois Finance Authority, DePaul University, Rev., 5.00%, 10/1/2025	300	300
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project, Rev., 4.00%, 1/15/2032	2,120	2,155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (c)	3,500	3,814
Illinois Housing Development Authority
Series 2022E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,555	1,637
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,875	5,373
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	367
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, A.G., 4.00%, 5/1/2029	2,000	2,035
Peoria County Community Unit School District No. 309 Brimfield
GO, A.G., 4.00%, 4/1/2028	410	421
GO, A.G., 4.00%, 4/1/2029	240	248
GO, A.G., 4.00%, 4/1/2030	375	386
Peoria Public Building Commission Series 2019A, Rev., A.G., 5.00%, 12/1/2028	1,455	1,530
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2026	2,000	2,058
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,049
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,087
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,591
Series 2018A, GO, 5.00%, 10/1/2028	25	27
Series 2024B, GO, 5.00%, 5/1/2029	4,095	4,420
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,047
GO, 5.50%, 5/1/2030	1,525	1,648
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,673
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	852
Total Illinois		66,448
Indiana — 1.7%
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,023
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	1,000	1,056
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,687
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	2,000	2,187
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,394
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	180	202
Total Indiana		13,549
Kansas — 1.2%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	300
Series 2018, Rev., 5.00%, 9/1/2026	465	476
State of Kansas, Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,776
Series 2025A, Rev., 5.00%, 9/1/2029	3,725	4,103
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, A.G., 5.00%, 9/1/2025	495	495
Series 2019A, GO, A.G., 5.00%, 9/1/2026	320	327
Series 2019A, GO, A.G., 5.00%, 9/1/2028	400	422
Total Kansas		9,899
Kentucky — 1.1%
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,335	3,592
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	2,005	2,116
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2030	500	556
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2028	1,510	1,631
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	753
Total Kentucky		8,648
Louisiana — 0.8%
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	252
Series 2023A, Rev., 5.00%, 10/15/2028	175	188
Series 2023A, Rev., 5.00%, 10/15/2029	175	191
Series 2023A, Rev., 5.00%, 10/15/2030	200	222
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	4,000	4,035
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2029	700	768
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,214
Total Louisiana		6,870
Maine — 0.1%
Maine Turnpike Authority, Rev., 5.00%, 7/1/2029	1,000	1,095
Maryland — 0.6%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,058
Maryland Community Development Administration, Multi- Family, Villages at Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,500	1,523
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,234
Total Maryland		4,815
Massachusetts — 0.2%
Massachusetts Department of Transportation Series 1997A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,429
Michigan — 0.4%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	650
GO, 5.00%, 4/1/2028	245	260
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,601
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2028	600	640
Series 2019-II, GO, 5.00%, 5/1/2029	250	272
Total Michigan		3,423
Minnesota — 0.3%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2027	185	191
Series 2019B, COP, 5.00%, 2/1/2028	175	185
Series 2019C, COP, 5.00%, 2/1/2028	350	369
Housing and Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System Series 2015A, Rev., 5.00%, 11/15/2025 (e)	570	573
State of Minnesota, Various Purpose Series 2018A, GO, 5.00%, 8/1/2030	1,000	1,075
Total Minnesota		2,393
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	33

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 1.0%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project, Rev., 4.00%, 9/1/2032	1,000	1,015
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	837
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	4,001
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,000	1,078
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,492
Total Mississippi		8,423
Missouri — 2.8%
City of St. Louis Airport Series 2007A, Rev., A.G., 5.25%, 7/1/2026	2,635	2,696
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,105
Series 2020B, Rev., 5.00%, 11/1/2030	5,705	6,403
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	7,500	7,960
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,409
Missouri Highway and Transportation Commission Series 2022A, Rev., 4.00%, 5/1/2033	2,685	2,879
Total Missouri		22,452
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	860	938
Nebraska — 0.9%
Nebraska Investment Finance Authority, Single Family Housing Series 2023C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,255	4,522
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,029
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	284
COP, 5.00%, 12/15/2027	495	523
COP, 5.00%, 12/15/2028	540	576
Total Nebraska		6,934
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — 0.5%
State of Nevada, Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	4,000	3,676
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,036
New Jersey — 4.2%
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,364
Series 2019GGG, Rev., 5.25%, 9/1/2026 (b)	5,500	5,648
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,017
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,057
Series A, Rev., 5.00%, 6/15/2029	5,350	5,445
Series A, Rev., 5.00%, 6/15/2031	4,750	4,823
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,000	2,544
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., A.G., 3.00%, 12/1/2030	2,740	2,745
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	4,255	4,336
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,230	2,346
Total New Jersey		34,325
New Mexico — 1.2%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,889
County of Sandoval, GO, 5.00%, 8/1/2026	650	664
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2029	5,080	5,418
Total New Mexico		9,971
New York — 8.0%
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2031	1,800	2,001
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,162
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2027	500	527
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	2,000	2,000
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,037
Metropolitan Transportation Authority, Green Bond
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,689
Series 2018B, Rev., 5.00%, 11/15/2026	1,000	1,030
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., A.G., 5.00%, 3/1/2030	1,600	1,748
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,524
New York City Transitional Finance Authority Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	600	627
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,512
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	3,000	3,304
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,117
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2030	1,000	1,117
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2028	5,800	6,267
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,961
New York State Dormitory Authority, Sales Tax Series 2024B, Rev., 5.00%, 3/15/2030	6,140	6,815
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2029	2,000	2,205
Series 2020A, Rev., A.G., 5.00%, 10/1/2031	5,065	5,378
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	875	922
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2031	535	599
New York State Housing Finance Agency, State Personal Income Tax Series 2024B-2, Rev., 3.35%, 12/15/2029 (c)	1,500	1,511
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,212
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,276
Total New York		65,541
North Carolina — 1.7%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (c)	3,825	4,039
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,500	1,683
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	7,000	7,985
Total North Carolina		13,707
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	1,000	1,106
Ohio — 3.1%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	150
Series 2018A, Rev., 5.00%, 10/1/2027	250	264
Series 2018A, Rev., 5.00%, 10/1/2028	250	265
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,656
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,665
City of Dublin, Various Purpose, GO, 4.00%, 12/1/2025	200	201
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	459
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (e)	3,000	3,352
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,343
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,796
Ohio Turnpike and Infrastructure Commission Series 2018A, Rev., 5.00%, 2/15/2032	1,000	1,050
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,197
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	35

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Infrastructure Improvement
Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,092
Series 2025A, GO, 5.00%, 3/1/2030	1,000	1,110
Total Ohio		25,600
Oklahoma — 2.7%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	365
Rev., 5.00%, 9/1/2026	820	834
Rev., 5.00%, 9/1/2027	1,250	1,293
Cleveland County Educational Facilities Authority, Moore Public School Project
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,076
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,258
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,124
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	397
Rev., 5.00%, 9/1/2029	1,175	1,244
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,071
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030	1,000	1,053
Total Oklahoma		21,715
Oregon — 0.0% ^
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	335	342
Pennsylvania — 7.5%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2026	350	352
Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2027	850	872
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 3.36%, 9/8/2025 (d)	2,500	2,493
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,281
City of Philadelphia Series 2025C, GO, 5.00%, 8/1/2030	1,000	1,112
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2029	500	543
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	2,680	2,850
Rev., 5.00%, 6/1/2030	3,900	4,126
Rev., 5.00%, 6/1/2031	1,100	1,159
Commonwealth of Pennsylvania
Series 2025A, GO, 5.00%, 8/15/2028	1,000	1,076
Series 2023, GO, 5.00%, 9/1/2029	650	714
Series 2024-1, GO, 5.00%, 8/15/2030	5,875	6,542
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,495
County of Northampton Series 2019A, GO, 4.00%, 10/1/2028	920	927
Geisinger Authority, Health System Series 2020C, Rev., 5.00%, 4/1/2030 (c)	1,000	1,079
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,407
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,399
Panther Valley School District
GO, 2.00%, 10/15/2026	750	741
GO, 2.00%, 10/15/2027	680	663
GO, 2.00%, 10/15/2028	300	289
GO, 2.00%, 10/15/2029	300	285
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000	5,017
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,135	1,209
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,110
Series 2024-146A, Rev., 6.25%, 10/1/2054	2,940	3,241
Series 2025-150A, Rev., 6.25%, 10/1/2055 (f)	1,000	1,123
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,152
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,444
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 5.00%, 12/1/2027	1,025	1,083
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	113
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	584
Series 2019B, GO, 4.00%, 10/1/2029	420	426
Total Pennsylvania		60,907
Puerto Rico — 0.6%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,045	1,080
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	3,947
Total Puerto Rico		5,027
Rhode Island — 0.0% ^
Rhode Island Commerce Corp., Department of Transportation Series 2016B, Rev., 5.00%, 6/15/2026	50	51
South Carolina — 1.6%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,025	1,130
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	2,100	2,334
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	3,665	3,962
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	3,000	3,280
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2031	1,030	1,079
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	1,000	1,049
Total South Carolina		12,834
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,495	1,671
Tennessee — 2.5%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	2,000	2,157
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (e)	5,000	5,753
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,000	1,018
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government of Nashville and Davidson County, Water and Sewer, Rev., 5.00%, 7/1/2045	3,875	4,011
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000	1,078
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,600
Total Tennessee		20,617
Texas — 12.6%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,061
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,016
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	256
Series 2018C, Rev., 5.00%, 8/1/2027	200	210
Series 2018C, Rev., 5.00%, 8/1/2029	325	340
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,884
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	570
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,700
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	1,130	1,161
City of Austin, Public Property Finance Contractual Obligation, GO, 5.00%, 5/1/2030	2,190	2,429
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	549
City of Houston Combined Utility System Series 2016B, Rev., 5.00%, 11/15/2027	940	968
City of Houston, Combined Utility System, First Lien
Series 2024A, Rev., 5.00%, 11/15/2026	6,000	6,191
Series 2024A, Rev., 5.00%, 11/15/2027	4,150	4,383
City of Lubbock, Electric Light and Power System Series 2022, Rev., A.G., 5.00%, 4/15/2028	1,120	1,193
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	660
City of San Antonio Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,100
City of Waco, Combination Tax
Series 2024A, GO, 5.00%, 2/1/2028	1,920	2,034
Series 2024A, GO, 5.00%, 2/1/2029	2,000	2,161
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	37

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/15/2028	1,000	1,076
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,267
County of Ector, GO, 5.00%, 2/15/2029	1,975	2,125
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	1,000	1,105
GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,306
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,162
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 2/15/2029	1,950	2,115
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (c)	3,000	3,154
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,475	1,567
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	2,000	2,144
Series 2024B, Rev., 5.00%, 7/1/2031	1,250	1,400
Harris County Fresh Water Supply District No. 61, Unlimited Tax, GO, A.G., 3.00%, 9/1/2025	530	530
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,451
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,510
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/15/2030	1,750	1,948
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,128
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	887
Series 2023A, Rev., A.G., 5.00%, 5/15/2030	2,380	2,629
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,029
Rev., 5.00%, 11/1/2029	1,530	1,646
North Texas Tollway Authority, First Tier
Series 2023A, Rev., 5.00%, 1/1/2026	3,740	3,771
Series A, Rev., 4.00%, 1/1/2033	2,500	2,516
Northwest Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,085
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,082
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (c)	1,500	1,643
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	599
San Antonio Water System, Junior Lien Series 2014B, Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 3.28%, 9/11/2025 (d)	1,565	1,564
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2030	1,575	1,736
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,696
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,000	1,087
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (c)	2,500	2,708
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,501
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	615	630
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	7,800	8,320
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,169
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	366
Total Texas		102,518
Utah — 0.7%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2030	1,080	1,186
Series 2022A, Rev., 5.00%, 7/1/2031	320	355
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	2,560	2,564
West Valley City Municipal Building Authority
Rev., A.G., 5.00%, 2/1/2027	720	744
Rev., A.G., 5.00%, 2/1/2029	1,070	1,104
Total Utah		5,953
Virginia — 2.0%
Hampton Roads Sanitation District Series 2024A, Rev., 5.00%, 11/1/2026	3,240	3,342
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (e)	7,660	7,823
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c) (f)	2,500	2,502
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (c)	2,190	2,338
Total Virginia		16,005
Washington — 2.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S-1, Rev., 5.00%, 11/1/2030	1,555	1,747
Energy Northwest, Project 1 Series 2024B, Rev., 5.00%, 7/1/2027	2,500	2,621
Port of Seattle, Intermediate Lien Series C, Rev., AMT, 5.00%, 4/1/2027	500	500
State of Washington, Various Purpose Series 2024C, GO, 5.00%, 2/1/2027	3,000	3,114
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (c)	15,000	15,096
Total Washington		23,078
Wisconsin — 1.1%
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	999	986
State of Wisconsin Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,112
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,558
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 7/1/2027 (c)	1,280	1,302
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	1,000	1,076
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,480	1,619
Total Wisconsin		8,653
Total Municipal Bonds (Cost $734,812)		743,339
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.96%, 6/25/2032 (c)(Cost $3)	3	3
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 8.0%
Investment Companies — 8.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (g) (h) (Cost $65,597)	65,592	65,598
Total Investments — 99.1% (Cost $800,412)		808,940
Other Assets in Excess of Liabilities — 0.9%		7,137
NET ASSETS — 100.0%		816,077

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	39

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	108	12/19/2025	USD	12,152	55
U.S. Treasury Long Bond	37	12/19/2025	USD	4,227	1
					56
Short Contracts
U.S. Treasury 10 Year Ultra Note	(26)	12/19/2025	USD	(2,975)	(14)
U.S. Treasury Ultra Bond	(12)	12/19/2025	USD	(1,397)	6
					(8)
					48

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	August 31, 2025

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.4% (a)
Alabama — 2.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,504
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	7,250	7,642
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	868
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	1,000	994
Southeast Energy Authority A Cooperative District, Project No. 6 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,530	5,853
Total Alabama		17,861
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2049	1,250	1,020
Northern Tobacco Securitization Corp., Senior Lien Series 2021A, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,062
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	5,855	660
Total Alaska		2,742
Arizona — 1.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	2,810	2,229
Series 2023A, Rev., 5.25%, 11/1/2053	2,000	1,956
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	2,000	1,802
City of Buckeye, GO, 5.25%, 7/1/2050	1,700	1,761
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2037	1,600	1,774
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2030	1,625	1,801
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	358
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series 2018A, Rev., 5.00%, 7/1/2037	200	201
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024, GO, 5.00%, 7/1/2035	470	527
Total Arizona		12,409
California — 7.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565	2,706
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,500	2,676
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	2,000	2,174
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	645
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	117
Series 2020A, Rev., 4.00%, 6/1/2034	510	498
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,096
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (d)	500	503
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,762
California Health Facilities Financing Authority, CommonSpirit Health Series 2020A, Rev., 4.00%, 4/1/2049	1,450	1,219
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	826
California Health Facilities Financing Authority, Sutter Health Series 2017A, Rev., 4.00%, 11/15/2048	2,000	1,686
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	5,000	4,595
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,072
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	2,000	2,000
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020, Rev., AMT, VRDO, 3.80%, 12/1/2025 (c)	1,000	1,000
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	1,000	920
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2026 (b)	150	152
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	41

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2018A, Rev., 5.00%, 8/1/2027 (b)	150	155
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,875	2,618
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,758
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,129
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	2,000	1,744
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	980	868
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,000	1,578
Los Angeles Department of Water and Power System
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,019
Series 2017A, Rev., 4.00%, 7/1/2047	500	436
Series 2025A, Rev., 5.00%, 7/1/2055	3,445	3,447
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, 0.00%, 8/1/2043	7,150	6,861
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,476
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,460
Total California		59,196
Colorado — 2.8%
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	873
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation, Rev., 5.00%, 9/1/2062	2,000	1,787
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	2,000	2,170
Series 2021A, Rev., 4.00%, 11/15/2050	1,630	1,372
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,218
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2030	1,070	1,156
Series 2025A, Rev., 5.00%, 12/1/2032	1,180	1,283
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,074
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	944
Denver Health and Hospital Authority
Series A, Rev., 5.25%, 12/1/2045	1,000	1,001
Series 2025A, Rev., 6.00%, 12/1/2055	1,500	1,569
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	911
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,250	2,389
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	1,000	677
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,503
Total Colorado		20,927
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	156
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	938
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	480
Total Delaware		1,418
District of Columbia — 2.3%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,074
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,750
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (b)	1,130	1,054
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2025	875	877
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	2,980
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,040
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000	2,054
Total District of Columbia		17,829
Florida — 3.5%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024A-1, Rev., 5.00%, 6/1/2049 (b)	1,000	924
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2024B, Rev., 0.00%, 6/1/2062 (b)	26,250	3,117
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,594
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	2,000	2,158
City of Tallahassee Utility System Series 2024A, Rev., 5.00%, 10/1/2035	1,000	1,119
County of Miami-Dade, Jackson Health System, Rev., 5.50%, 6/1/2055	2,000	2,101
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	4,000	3,299
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	223
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000	997
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b) (e)	2,000	2,008
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,001
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.62%, 9/2/2025 (c)	1,000	1,000
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,037
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	2,000	1,864
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2050	2,000	2,072
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	1,500	1,336
Total Florida		26,850
Georgia — 5.0%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,000	1,015
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,130
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project, Rev., 5.50%, 10/1/2050	1,000	1,047
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (c)	2,000	2,021
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000	1,003
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	285	290
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2044	1,050	1,050
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	6,500	6,593
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	3,000	3,197
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	6,770	7,247
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,195	3,419
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,500	1,586
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	4,773
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (c)	3,500	3,500
Total Georgia		37,871
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	1,000	1,071
Idaho — 0.4%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,127
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2023A, Rev., 5.00%, 8/15/2037	1,650	1,801
Total Idaho		2,928
Illinois — 5.3%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,738
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,232
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018B, Rev., 5.00%, 1/1/2053	3,000	2,983
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	2,500	2,463
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	43

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,022
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,018
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,715	1,833
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	635	641
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000	960
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,500	1,501
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 12/1/2046	305	296
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.60%, 9/2/2025 (c)	500	500
Series 2017A, Rev., 4.00%, 7/15/2047	1,500	1,296
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	1,000	1,075
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	935	1,016
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,130
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2022B, Rev., 5.00%, 12/15/2027	3,345	3,363
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,523
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,515
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,523
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,567
GO, 4.00%, 6/1/2037	45	43
Series 2023B, GO, 5.50%, 5/1/2047	1,000	1,019
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	1,000	1,036
Total Illinois		40,293
Indiana — 1.9%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	407
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	2,000	2,029
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	834
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,169
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2036	1,250	1,404
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (c)	3,825	3,825
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,350	1,505
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2033	500	559
Series 2025A, Rev., 5.00%, 1/15/2035	550	616
Total Indiana		14,348
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	11,810	1,633
Kentucky — 0.3%
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2043	1,265	1,304
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	1,000	1,122
Total Kentucky		2,426
Louisiana — 2.9%
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project, Rev., 5.00%, 6/1/2035 (e)	800	890
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public Private Partnership Project, Rev., AMT, 5.00%, 9/1/2066	3,500	3,138
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,140	839
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	561
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,639
Series 2025A, Rev., 5.25%, 5/15/2055	1,500	1,517
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,033
State of Louisiana, Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (c)	10,000	10,000
Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,151
Total Louisiana		21,768
Maine — 0.3%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2031	1,100	1,239
Maine Turnpike Authority, Rev., 5.00%, 7/1/2033	1,175	1,334
Total Maine		2,573
Maryland — 0.5%
County of Howard Series 2025A, GO, 4.00%, 8/15/2042	1,820	1,714
Maryland State Transportation Authority Series 2021A, Rev., 5.00%, 7/1/2046	2,115	2,134
Total Maryland		3,848
Massachusetts — 2.1%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	4,000	4,124
Commonwealth of Massachusetts, Transportation Fund Series 2015A, Rev., 5.00%, 6/1/2028	1,010	1,011
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	1,000	994
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2025W, Rev., 4.25%, 7/1/2055	2,000	1,753
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,064
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2060	2,500	2,480
Massachusetts Port Authority, Bosfuel Project Series 2019A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,554
Total Massachusetts		15,980
Michigan — 2.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	265
Series 2021A, GO, 4.00%, 4/1/2042	350	302
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Great Lakes Water Authority, Sewage Disposal System, Second Lien Series 2025C, Rev., 5.50%, 7/1/2050	2,125	2,215
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	2,075	1,720
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,059
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,650	1,660
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	5,000	4,973
Total Michigan		15,194
Minnesota — 0.2%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	985	1,104
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	90	90
Total Minnesota		1,214
Mississippi — 0.4%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	837
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2009F, Rev., VRDO, 3.75%, 9/2/2025 (c)	1,050	1,050
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., A.G., 6.88%, 12/1/2040	1,000	1,015
Total Mississippi		2,902
Missouri — 1.0%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,019
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	969
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.75%, 9/2/2025 (c)	250	250
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	675	594
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	45

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	920	1,009
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,250	1,130
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,890	2,893
Total Missouri		7,864
Nebraska — 1.4%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2035	1,500	1,596
Series 2017A, Rev., 5.00%, 9/1/2042	750	763
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	7,625	8,027
Total Nebraska		10,386
Nevada — 0.1%
State of Nevada, Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	1,000	919
New Hampshire — 0.7%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.09%, 1/20/2041 (c)	1,744	1,641
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	450	450
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	991
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,071
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,016
Total New Hampshire		5,169
New Jersey — 4.1%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	2,000	2,020
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	244
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,692
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2039	2,250	2,130
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,722
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2022BB, Rev., 4.00%, 6/15/2038	2,500	2,387
Series 2024CC, Rev., 5.00%, 6/15/2044	2,000	2,020
Series 2024CC, Rev., 4.13%, 6/15/2050	1,000	865
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,487
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	913
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,036
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	949
Series 2018A, Rev., 5.00%, 6/1/2046	2,500	2,408
Series 2018B, Rev., 5.00%, 6/1/2046	3,770	3,623
Total New Jersey		31,496
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,550	1,581
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,012
Total New Mexico		3,593
New York — 10.6%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	318
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	1,000	1,015
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	530	453
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2035	1,915	2,152
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	840
Long Island Power Authority, Electric System
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	2,000	2,000
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	6,000	5,988
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,800	1,792
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,019
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	2,250	2,273
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,300	1,334
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,100	2,264
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (c)	750	750
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2037	2,000	2,195
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	5,000	5,109
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,080
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025D, Rev., 4.25%, 5/1/2054	1,000	898
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025J, Subseries J-1, Rev., 5.50%, 5/1/2053	3,500	3,671
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,335
New York Power Authority, Green Transmission Project Series 2023A, Rev., A.G., 5.13%, 11/15/2058	5,000	5,061
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,043
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	2,250	2,174
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,012
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,000	2,201
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	41
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,970	2,005
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,262
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,045
Rev., AMT, 5.00%, 1/1/2034	1,125	1,140
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,400
Rev., AMT, 4.38%, 10/1/2045	1,200	1,041
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Green Bonds
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,800	2,694
Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,002
New York Transportation Development Corp., JFK International Airport Project, Rev., AMT, 3.00%, 8/1/2031	1,000	924
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	941
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,333
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2025A-1, Rev., 5.00%, 11/15/2037	1,500	1,657
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax, Senior Lien Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	885
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Real Estate Transfer Tax, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,044
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.25%, 5/15/2058	1,000	880
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	2,000	1,518
Total New York		80,789
North Carolina — 2.5%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Recover Project Series 2020A, Rev., 4.20%, 5/1/2034	2,000	2,016
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2033	930	1,045
County of Wake Series 2025A, Rev., 5.00%, 5/1/2040	1,250	1,341
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	47

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000	1,000
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,220	1,333
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,243
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	1,000	1,141
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	237
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (c)	9,000	9,000
Total North Carolina		19,356
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,375	1,411
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	3,295	3,532
Series 2020B-2, Rev., 5.00%, 6/1/2055	5,965	4,818
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,605	578
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	198
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,786
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048	200	178
Grandview Heights City School District
GO, 5.00%, 12/1/2045	1,000	1,029
GO, 5.00%, 12/1/2054	2,700	2,712
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,655	2,660
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,115	1,020
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	192
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,064
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (c)	500	500
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	851
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,017
Total Ohio		22,135
Oklahoma — 0.9%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	2,000	1,904
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,128
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.25%, 4/1/2050	3,400	3,536
Total Oklahoma		6,568
Oregon — 1.7%
City of Portland Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2040	6,000	6,369
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,235
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.70%, 9/2/2025 (c)	3,250	3,250
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2033	1,000	1,142
Total Oregon		12,996
Pennsylvania — 3.8%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,097
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	117
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	5,000	4,604
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	1,500	1,656
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	2,500	2,433
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	5,000	5,116
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	334
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	3,000	2,482
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,000	893
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	2,825	2,694
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,750	2,349
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	860	916
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,450	1,582
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,500	1,665
Series 2025-150A, Rev., 6.25%, 10/1/2055 (e)	1,000	1,123
Total Pennsylvania		29,061
Puerto Rico — 1.4%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	4,000	770
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,068
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	877
Series A-1, Rev., Zero Coupon, 7/1/2051	5,985	1,387
Series A-1, Rev., 5.00%, 7/1/2058	6,150	5,624
Total Puerto Rico		10,726
Rhode Island — 0.4%
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2045	2,020	2,096
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	960
Total Rhode Island		3,056
South Carolina — 0.8%
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,086
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,665	2,881
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	990
Total South Carolina		5,957
Tennessee — 3.6%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,025
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265	1,112
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project, Rev., FHA, 5.00%, 10/1/2027 (c)	3,000	3,122
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,340	1,431
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	1,922
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,507
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,335	1,424
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,699
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,110	10,265
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	1,000	1,107
Total Tennessee		27,614
Texas — 7.5%
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2037	2,000	2,176
Carrollton-Farmers Branch Independent School District, Unlimited Tax, GO, PSF-GTD, 4.75%, 2/15/2050	3,600	3,525
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,078
Central Texas Turnpike System, Second Tier Series 2024C, Rev., 5.00%, 8/15/2040	1,500	1,572
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	49

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Garland Electric Utility System, Rev., 5.00%, 11/15/2035	1,150	1,282
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,850	1,939
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,100	2,100
City of Houston, Combined Utility System, First Lien Series 2024A, Rev., 5.00%, 11/15/2025	2,500	2,513
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (d)	2,500	2,966
City of San Antonio Electric and Gas Systems Series 2024C, Rev., 5.50%, 2/1/2049	1,000	1,050
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,000	1,836
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050	1,250	1,290
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,825
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	375	333
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	1,500	1,515
Johnson City Independent School District Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	2,973
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2033	1,610	1,809
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,293
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	1,982
Midland Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2040	3,170	3,040
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,626
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2036	1,500	1,701
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	2,250	2,065
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,078
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,000	1,718
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	3,500	3,860
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	3,000	3,191
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project, Rev., AMT, 5.00%, 6/30/2058	1,000	930
Total Texas		57,266
Utah — 0.8%
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,047
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2035	1,130	1,214
Series 2023A, Rev., 5.00%, 7/1/2036	1,000	1,065
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	2,000	1,983
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	995	1,116
Total Utah		6,425
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	360	360
Virginia — 1.1%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	1,435	1,459
Virginia Port Authority, Rev., 5.00%, 7/1/2045	1,200	1,226
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,004
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	924
Total Virginia		8,613
Washington — 2.0%
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 4.00%, 11/1/2046	2,005	1,781
Energy Northwest, Project 1 Series 2025A, Rev., 5.00%, 7/1/2035	1,000	1,136
State of Washington Series 2024C, GO, 5.00%, 2/1/2049	2,000	2,030
State of Washington, Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	2,000	2,232
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
State of Washington, Various Purpose Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,569
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	1,945
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (b)	860	785
Rev., 4.00%, 12/1/2048 (b)	1,190	998
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	1,870
Total Washington		15,346
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	983
Wisconsin — 4.5%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,396
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	1,999	1,972
Public Finance Authority, Kahala Nui Project, Rev., 5.25%, 11/15/2061	1,000	966
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project Series 2025B, Rev., 5.50%, 6/15/2055	750	737
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (b)	2,740	1,832
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	984
Rev., AMT, 5.75%, 7/1/2049	2,000	1,988
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,500
Rev., 5.38%, 6/15/2057	775	729
University of Wisconsin Hospitals and Clinics Series 2018C, Rev., VRDO, LIQ : BMO Harris Bank NA, 3.80%, 9/2/2025 (c)	13,600	13,600
Wisconsin Department of Transportation
Series 2025-1, Rev., 5.00%, 7/1/2034	1,665	1,912
Series 2025 1, Rev., 5.00%, 7/1/2036	1,000	1,131
Series 2025 1, Rev., 5.00%, 7/1/2037	1,500	1,676
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,008
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,500	1,523
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	120	120
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,030	1,115
Total Wisconsin		34,189
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., A.G., 4.00%, 6/1/2041	600	566
Wyoming Community Development Authority Series 2024-1, Rev., 6.00%, 12/1/2054	985	1,077
Total Wyoming		1,643
Total Municipal Bonds (Cost $731,707)		727,358
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g) (Cost $31,390)	31,389	31,392
Total Investments — 99.5% (Cost $763,097)		758,750
Other Assets in Excess of Liabilities — 0.5%		3,723
NET ASSETS — 100.0%		762,473

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	51

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	71	12/19/2025	USD	8,112	2
Short Contracts
U.S. Treasury 10 Year Ultra Note	(49)	12/19/2025	USD	(5,607)	(26)
U.S. Treasury Ultra Bond	(24)	12/19/2025	USD	(2,794)	11
					(15)
					(13)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	August 31, 2025

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 84.9% (a)
Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	1,695	1,737
Series A, Rev., 5.00%, 9/1/2027 (b)	2,705	2,840
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	225	230
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.34%, 9/8/2025 (c)	25,450	25,675
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,310
Foley Utilities Board, Rev., 5.00%, 5/1/2027 (b)	35	36
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.73%, 9/8/2025 (c)	10,000	10,183
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	25
Total Alabama		42,036
Alaska — 0.1%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,000	1,029
State of Alaska Series 2024B, GO, 5.00%, 8/1/2028	1,000	1,075
Total Alaska		2,130
Arizona — 1.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,300	1,389
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	155	157
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project, Rev., 5.00%, 7/1/2027	750	785
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,221
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	1,000	1,049
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,000	1,029
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	55	57
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2027	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	332
County of Pima Sewer System Series 2020B, COP, 5.00%, 7/1/2027	40	42
Maricopa County High School District No. 214 Tolleson Union High School, GO, 5.00%, 7/1/2026	315	322
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2026	150	151
Series 2019D, Rev., 5.00%, 5/15/2026 (d)	1,150	1,168
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,623
Series 2023A-2, Rev., 5.00%, 5/15/2028 (d)	250	263
Maricopa County Union High School District No. 210-Phoenix, Project of 2023
Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,258
Series 2025B, GO, 5.00%, 7/1/2027	1,500	1,573
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2019A, Rev., 5.00%, 1/1/2027	385	399
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	55	58
Town of Queen, Creek Excise Tax, Rev., 5.00%, 8/1/2026 (b)	1,240	1,265
Total Arizona		23,311
Arkansas — 0.0% ^
State of Arkansas, Federal Highway, GO, 5.00%, 10/1/2025	40	40
University of Arkansas, Various Facility UAMS Campus Series 2019A, Rev., 5.00%, 3/1/2027	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	226
Series 2020A, Rev., 5.00%, 11/1/2027	200	209
Total Arkansas		501
California — 0.9%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.64%, 9/8/2025 (c)	5,000	5,028
California Health Facilities Financing Authority, St. Joseph Health System Series 2019C, Rev., 5.00%, 10/1/2025 (d)	1,000	1,002
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (b)	120	120
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Bay Area Toll Bridge First Lien Series 2003A, Rev., AMBAC, 5.00%, 1/1/2028 (b)	25	27
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (d)	3,375	3,375
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020, Rev., AMT, VRDO, 3.80%, 12/1/2025 (d)	2,200	2,200
Series 2017A, Rev., AMT, 4.10%, 12/1/2025 (d)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Rev., AMT, 3.80%, 2/17/2026 (d) (e)	2,500	2,500
California Statewide Communities Development Authority, Enloe Medical Center, Rev., 5.00%, 2/15/2026 (b)	25	25
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2027	25	26
Series 2021A, Rev., 5.00%, 4/1/2028	75	79
Desert Community College District, GO, 5.00%, 2/1/2026 (b)	20	20
Golden State Tobacco Securitization Corp. Series 2017A-1, Rev., 5.00%, 6/1/2026 (b)	90	92
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	500	510
Series 2022E, Rev., 5.00%, 7/1/2026	1,350	1,376
Series 2016B, Rev., 5.00%, 7/1/2027	1,000	1,007
Series 2017B, Rev., 5.00%, 7/1/2030	515	529
Series 2024C, Rev., 5.00%, 7/1/2030	400	442
San Diego Community College District, GO, 5.00%, 8/1/2026 (b)	25	26
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	800	816
State of California, Various Purpose, GO, 5.00%, 12/1/2027	2,205	2,345
Total California		22,545
Colorado — 1.5%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2026	2,000	2,079
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2016C, GO, 5.00%, 12/15/2025 (b)	20	20
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	717
Series 2024B, GO, 5.00%, 8/1/2026	600	615
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
City and County of Denver, Airport System
Series 2022C, Rev., 5.00%, 11/15/2025	40	40
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,572
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,334
City and County of Denver, Wellington E. Webb Municipal Office Building, COP, 5.00%, 12/1/2026	30	31
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	115	115
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (d)	1,260	1,291
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (d)	2,965	2,981
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	3,260	3,349
Series 2025A, Rev., 5.00%, 11/15/2030 (d)	2,000	2,189
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-2, Rev., 5.00%, 8/1/2026 (d)	115	116
Series 2019A-2, Rev., 5.00%, 8/1/2028	25	27
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2022B, Rev., 5.00%, 8/17/2026 (d)	1,700	1,737
Series 2022C, Rev., 5.00%, 8/15/2028 (d)	1,300	1,382
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2030 (b)	1,650	1,768
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	220	229
Denver City and County School District No. 1, GO, 5.00%, 12/1/2025	25	25
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	70	70
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	60	62
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 3.00%, 1/15/2026	110	110
Series 2020A, Rev., 5.00%, 7/15/2026	225	229
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2026	30	30
Series 2018L, COP, 5.00%, 3/15/2026	50	51
Series 2020A, COP, 5.00%, 9/1/2027	25	26
Series 2018A, COP, 5.00%, 12/15/2027	20	21
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2018L, COP, 4.00%, 3/15/2029	50	52
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2027	50	52
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (d)	10,000	10,000
Total Colorado		36,320
Connecticut — 0.9%
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	353
State of Connecticut
Series F, GO, 5.00%, 11/15/2025	75	75
Series 2025B, GO, 5.00%, 12/1/2026	9,200	9,498
Series 2025B, GO, 5.00%, 12/1/2027	4,225	4,475
Series 2018F, GO, 5.00%, 9/15/2028	755	814
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2026	40	40
State of Connecticut Special Tax
Series 2021A, Rev., 5.00%, 5/1/2026	1,000	1,018
Series 2021D, Rev., 5.00%, 11/1/2026	100	103
Series B, Rev., 5.00%, 9/1/2028	140	144
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series B, Rev., 5.00%, 9/1/2027	50	51
Town of Groton, GO, BAN, 4.25%, 4/23/2026	4,300	4,335
Total Connecticut		20,906
Delaware — 0.3%
University of Delaware Series 2013C, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (d)	8,000	8,000
District of Columbia — 0.9%
District of Columbia
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,295
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,167
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,085
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	5,100	5,116
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., VRDO, 2.95%, 12/1/2025 (d)	3,250	3,250
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2026	100	101
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Series 2015, Rev., 5.00%, 7/15/2027	50	50
Series 2015, Rev., 5.00%, 7/15/2028	170	172
Series 2015, Rev., 5.00%, 7/15/2029	20	20
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	101
District of Columbia, National Public Radio, Inc., Issue
Rev., 4.00%, 4/1/2026 (b)	25	25
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	25
Metropolitan Washington Airports Authority Aviation Series 2024A, Rev., AMT, 5.00%, 10/1/2030	2,000	2,186
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2027	170	178
Series A-1, Rev., 5.00%, 7/1/2028	375	392
Total District of Columbia		21,163
Florida — 2.8%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	65	68
Central Florida Expressway Authority, Senior Lien
Series 2019B, Rev., 5.00%, 7/1/2026	40	41
Series 2016B, Rev., 5.00%, 7/1/2028	685	699
Series 2017, Rev., 5.00%, 7/1/2029	90	94
City of Fort Myers Utility System Series 2020A, Rev., A.G., 5.00%, 10/1/2025	70	70
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	765	803
Series B, Rev., 5.00%, 10/1/2029	225	225
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2027	325	326
Series 2019A, Rev., 5.00%, 10/1/2027	100	106
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	500	540
City of South Miami Health Facilities Authority, Inc., Baptist Health South, Rev., 5.00%, 8/15/2028	65	68
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,001
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,594
County of Miami-Dade
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	128
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	35	35
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	55

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series A, Rev., 5.00%, 10/1/2027	175	179
Series A, Rev., 5.00%, 10/1/2028	1,340	1,374
Series A, Rev., 5.00%, 10/1/2029	155	159
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	735	775
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.75%, 9/8/2025 (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2027	235	246
Series 2022A, COP, A.G., 5.00%, 7/1/2028	95	102
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	195	197
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2027	100	105
Series 2019B, Rev., 5.00%, 7/1/2027	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	115	118
Series 2018A, COP, 5.00%, 11/1/2026	595	613
Series 2018A, COP, 5.00%, 11/1/2027	1,805	1,907
Series 2021A, COP, 5.00%, 11/1/2029	1,350	1,490
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (d)	3,725	3,743
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (e) (f)	3,500	3,515
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2017A, Rev., 5.00%, 10/1/2025	1,075	1,077
Series 2016A, Rev., 5.00%, 10/1/2026	55	57
Series 2017A, Rev., 5.00%, 10/1/2026	70	72
Series 2016A, Rev., 5.00%, 10/1/2027	70	72
Series 2017A, Rev., 5.00%, 10/1/2027	1,345	1,414
Series 2019A, Rev., 5.00%, 10/1/2027	215	226
Series 2018A, Rev., 4.00%, 10/1/2028	2,820	2,876
Series 2016A, Rev., 5.00%, 10/1/2028	900	924
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	785
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.62%, 9/2/2025 (d)	10,000	10,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	79
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2026	260	266
Series 2014A, COP, 5.00%, 8/1/2028	145	145
Manatee County School District Series 2017, Rev., A.G., 5.00%, 10/1/2029	45	46
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	210	210
Series 2016A, Rev., 5.00%, 7/1/2028	100	102
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., VRDO, 5.00%, 9/1/2025 (d)	2,250	2,250
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (d)	4,655	4,662
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	210	216
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	51
Orange County School Board
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,225	4,323
Series 2016B, COP, 5.00%, 8/1/2027	55	56
Series 2017B, COP, 5.00%, 8/1/2027	2,155	2,258
Series 2017C, COP, 5.00%, 8/1/2028	85	91
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027	25	26
Palm Beach County School District
Series 2018A, COP, 5.00%, 8/1/2026	275	282
Series 2022B, COP, 5.00%, 8/1/2026	60	62
Series 2017A, COP, 5.00%, 8/1/2027	180	189
Series 2018B, COP, 5.00%, 8/1/2027	400	420
Series 2018C, COP, 5.00%, 8/1/2029	115	123
Palm Beach County Solid Waste Authority
Series 2015, Rev., 5.00%, 10/1/2025	250	251
Series 2015, Rev., 5.00%, 10/1/2026	80	80
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	80	84
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	110	111
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,337
Series 2012A, COP, 4.00%, 8/1/2028	150	150
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
School District of Broward County, Florida Certificates of Participation Series A, COP, 5.00%, 7/1/2028	75	76
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	110	111
State of Florida, Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	95	97
State of Florida, Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	52
State of Florida, Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	105	113
State of Florida, Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,900	2,084
State of Florida, Full Faith and Credit, Board of Education, Public Education Capital Outlay
Series 2023A, GO, 5.00%, 6/1/2026	200	204
Series 2020A, GO, 5.00%, 6/1/2027	105	110
State of Florida, Lottery Series 2017A, Rev., 5.00%, 7/1/2027	20	21
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027	225	237
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	80	80
Total Florida		69,065
Georgia — 0.4%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25	27
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,573
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	210	215
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Rev., 5.00%, 7/1/2026 (b)	110	112
City of Atlanta Water and Wastewater Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,000	1,074
Clarke County Hospital Authority, Pidemont Healthcare Series 2016A, Rev., 5.00%, 7/1/2029	25	25
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,262
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,392
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,000	1,023
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2026	1,000	1,007
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Total Georgia		8,841
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	275	287
Series 2025G, Rev., 5.00%, 1/1/2029	475	504
Total Guam		791
Hawaii — 0.0% ^
City and County Honolulu
Series A, Rev., 4.00%, 7/1/2026	20	20
Series D, GO, 5.00%, 9/1/2026	70	72
City and County of Honolulu Series 2022A, GO, 5.00%, 11/1/2026	120	124
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	50
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	78
Series FH, GO, 5.00%, 10/1/2028	70	72
Total Hawaii		416
Illinois — 3.8%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,037
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	575	579
Series C, Rev., 5.00%, 1/1/2028	40	41
Series C, Rev., 5.00%, 1/1/2029	595	600
City of Springfield Electric, Senior Lien, Rev., 5.00%, 3/1/2030	1,870	2,036
County of Cook
Series 2022A, GO, 5.00%, 11/15/2025	1,955	1,965
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2021B, GO, 4.00%, 11/15/2026	230	234
Series 2021A, GO, 5.00%, 11/15/2026	205	211
Series 2016A, GO, 5.00%, 11/15/2027	2,800	2,878
Series 2016A, GO, 5.00%, 11/15/2028	45	46
County of Cook, Sales Tax Series 2022A, Rev., 5.00%, 11/15/2025	45	45
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033	10	10
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (d)	6,000	6,005
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2027	240	248
Series 2019, Rev., 5.00%, 7/1/2027	250	262
Series 2020, Rev., 5.00%, 7/1/2027	40	42
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2018A, Rev., 5.00%, 1/1/2028 (b)	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	84
Illinois Finance Authority, Northwestern University
Series 2015, Rev., 5.00%, 12/1/2025	25	25
Series 2017A, Rev., 5.00%, 7/15/2026	270	276
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.33%, 9/11/2025 (c)	1,125	1,118
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2027	145	151
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025	765	766
Series 2015A, Rev., 5.00%, 11/15/2027	20	20
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026	20	20
Series 2017, Rev., 5.00%, 1/1/2026	95	96
Series 2017, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,145	1,170
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	107
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	2,065	2,141
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 4.00%, 2/15/2026 (b)	5,000	5,035
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	23,000	23,046
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 4.00%, 9/9/2025	3,200	3,201
Series 2015A, Rev., 5.00%, 9/9/2025	100	100
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2026	95	96
Series 2018A, Rev., 5.00%, 1/1/2027	45	47
Series 2019B, Rev., 5.00%, 1/1/2027	555	575
Series 2019C, Rev., 5.00%, 1/1/2027	165	171
Series 2016B, Rev., 5.00%, 1/1/2028	25	25
Series 2018A, Rev., 5.00%, 1/1/2028	75	79
Series 2019C, Rev., 5.00%, 1/1/2029	400	432
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	175	180
Series 2016A, Rev., 5.00%, 12/1/2029	1,185	1,216
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2028	285	296
Series 2017A, Rev., 5.00%, 7/1/2029	1,700	1,764
State of Illinois
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,860
Series 2020D, GO, 5.00%, 10/1/2025	20	20
Series 2017D, GO, 5.00%, 11/1/2025	2,325	2,334
Series 2017A, GO, 5.00%, 12/1/2025	250	251
GO, 5.00%, 2/1/2026	695	702
GO, 5.50%, 5/1/2026	5,000	5,093
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,154
Series 2017D, GO, 5.00%, 11/1/2026	1,110	1,140
Series 2016, GO, 5.00%, 2/1/2027	150	155
Series 2021B, GO, 5.00%, 3/1/2027	125	129
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	94
Series 2018A, GO, 5.00%, 10/1/2027	200	210
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,217
Series 2022B, GO, 5.00%, 3/1/2028	50	53
Series 2016, GO, 5.00%, 6/1/2028	1,345	1,368
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,119
Series 2017A, GO, 5.00%, 12/1/2028	90	95
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	400	423
Series 2017C, GO, 5.00%, 11/1/2029	30	31
Series 2021A, GO, 5.00%, 12/1/2029	85	93
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,254
Series 2021A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	25
University of Illinois Series 2023A, Rev., 5.00%, 4/1/2027	80	83
University of Illinois, Auxiliary Facilities System Series 2023A, Rev., 5.00%, 4/1/2026	1,550	1,571
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,380	1,389
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, GO, 5.00%, 1/1/2026	30	30
Total Illinois		91,570
Indiana — 1.4%
City of Indianapolis, Department of Public Utilities Water System
Series 2016B, Rev., 5.00%, 10/1/2026	20	21
Series 2018A, Rev., 5.00%, 10/1/2026	80	82
City of Indianapolis, Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2027	45	47
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (d)	1,900	1,923
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	221
Series 2020B, Rev., 4.00%, 7/15/2026	235	237
Indiana Finance Authority Series 2017A, Rev., 5.00%, 12/1/2027 (b)	20	21
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	2,065	2,113
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	105	110
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2025	165	166
Series 2023B1, Rev., 5.00%, 7/1/2028 (d)	2,100	2,218
Series 2025D-1, Rev., 5.00%, 10/1/2029 (d)	1,500	1,612
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2025	250	251
Indiana Finance Authority, Stadium Project Series 2022A, Rev., 5.00%, 2/1/2026	40	40
Indiana Finance Authority, State Revolving Fund Program Series 2017C, Rev., 5.00%, 2/1/2027	70	72
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016C, Rev., 5.00%, 1/1/2026	55	55
Series 2016C, Rev., 5.00%, 1/1/2027	40	41
Series 2016C, Rev., 5.00%, 1/1/2028	30	31
Series 2016C, Rev., 5.00%, 1/1/2029	185	189
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	37
Tippecanoe School Corp.
Series 2024A, GO, 5.00%, 1/15/2026	2,830	2,855
Series 2024B, GO, 5.00%, 1/15/2026	2,830	2,855
Total Indiana		35,197
Iowa — 2.1%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	11,900	11,987
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 2.77%, 9/11/2025 (d)	15,200	15,200
Iowa Finance Authority, State Revolving Fund Series 2016, Rev., 5.00%, 8/1/2026	95	97
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	2,000	2,036
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 10/7/2025	21,595	21,614
Total Iowa		50,934
Kansas — 0.6%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,006
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (d)	5,600	5,968
Kansas Development Finance Authority, State of Kansas Project Series 2020R, Rev., 5.00%, 11/1/2025	155	156
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	60	63
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	59

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
State of Kansas, Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027	2,000	2,107
Series 2025A, Rev., 5.00%, 9/1/2028	3,000	3,236
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 4.00%, 3/1/2027 (b)	225	230
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		15,768
Kentucky — 0.5%
Commonwealth of Kentucky, State Office Building Project Series 2018A, COP, 4.00%, 4/15/2027	1,250	1,277
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (d)	1,000	1,013
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2027	25	26
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	105	108
Series B, Rev., 5.00%, 11/1/2027	1,000	1,030
Series B, Rev., 5.00%, 11/1/2028	305	314
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000	1,056
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	500	521
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	260	274
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2025	25	25
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2029	80	88
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,079
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2026	90	92
Series B, Rev., 5.00%, 7/1/2027	125	131
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,877
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	75	77
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2025	100	101
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2026	35	35
Series 2015B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		12,194
Louisiana — 0.7%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	25	25
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	77
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (d) (e)	9,000	9,020
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	30	31
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	20
Series 2020A, Rev., 5.00%, 4/1/2026	80	81
State of Louisiana
Series 2023A, GO, 5.00%, 4/1/2027	680	708
Series 2024E, GO, 5.00%, 9/1/2028	1,600	1,721
Series 2024E, GO, 5.00%, 9/1/2029	1,000	1,097
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (d)	4,000	4,000
Total Louisiana		16,780
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	255
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027	20	21
Maine School Administrative District No. 51 Series 2025A, GO, BAN, 4.50%, 12/30/2025	6,400	6,437
Maine Turnpike Authority
Rev., 5.00%, 7/1/2029	1,000	1,095
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — continued
Rev., 5.00%, 7/1/2030	1,000	1,112
State of Maine Series 2022B, GO, 5.00%, 6/1/2026	65	66
Total Maine		8,986
Maryland — 0.2%
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2027	85	88
County of Howard Series 2017A, GO, 5.00%, 2/15/2027	45	47
County of Montgomery Series 2018A, GO, 5.00%, 11/1/2026	75	77
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 2.70%, 9/2/2025 (d)	5,000	5,000
State of Maryland
Series 2016, GO, 4.00%, 9/22/2025	130	130
Series 2021A, GO, 5.00%, 8/1/2026	135	138
State of Maryland, Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026	250	250
State of Maryland, Department of Transportation, Second Issue Series 2018, Rev., 5.00%, 10/1/2027	50	52
University System of Maryland
Series 2017A, Rev., 5.00%, 4/1/2026	40	41
Series 2019B, Rev., 5.00%, 4/1/2026	35	36
Series 2019C, Rev., 5.00%, 4/1/2027	100	104
Total Maryland		5,989
Massachusetts — 3.6%
Central Berkshire Regional School District, GO, BAN, 4.25%, 9/26/2025	7,208	7,216
City of Boston Series 2015B, GO, 5.00%, 4/1/2026	50	50
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026	3,100	3,125
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	11,500	11,729
City of Springfield, GO, BAN, 4.25%, 5/1/2026	6,000	6,059
Commonwealth of Massachusetts
Series C, GO, A.G., 5.25%, 11/1/2026	50	52
Series 2021A, GO, 5.00%, 9/1/2029	2,000	2,202
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023B, GO, 5.00%, 10/1/2026	40	41
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Massachusetts Development Finance Agency, Children's Hospital Corp. Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.50%, 9/2/2025 (d)	10,000	10,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series O-2, Rev., 5.00%, 7/1/2026	50	50
Series 2016Q, Rev., 5.00%, 7/1/2029	220	225
Massachusetts School Building Authority, Dedicated Sales Tax Series 2016B, Rev., 5.00%, 11/15/2026 (b)	135	139
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	5,000	5,052
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,000	2,018
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	5,500	5,556
Town of Middleborough, GO, BAN, 4.25%, 9/26/2025	7,554	7,562
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	2,000	2,025
Town of Oxford, GO, BAN, 4.00%, 3/5/2026	3,000	3,019
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	3,400	3,435
Town of Westford, GO, BAN, 4.25%, 4/30/2026	11,000	11,117
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2029	2,000	2,008
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	4,000	4,042
Total Massachusetts		86,722
Michigan — 3.0%
Fulton School District, Unlimited Tax
GO, A.G., 4.00%, 5/1/2026	220	222
GO, A.G., 4.00%, 5/1/2027	210	214
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	215	219
Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Series 2018A, Rev., 5.00%, 7/1/2028	100	107
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,319
Rev., 5.00%, 11/15/2027	760	782
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	148
Series 2015MI, Rev., 5.50%, 12/1/2027	1,140	1,145
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	61

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Trinity Health Credit Group
Series 2013MI-1, Rev., VRDO, 2.90%, 12/1/2025 (d)	3,000	3,000
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017A-MI, Rev., 5.00%, 12/1/2028	45	47
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.73%, 9/11/2025 (d)	10,000	10,000
Series 2015I, Rev., 5.00%, 10/15/2025	2,165	2,171
Series 2016I, Rev., 5.00%, 4/15/2026	75	76
Series 2016I, Rev., 5.00%, 10/15/2030	1,000	1,024
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	2,300	2,370
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	100	101
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,752
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	9,015
Michigan State University Series 2020A, Rev., 5.00%, 8/15/2027	80	84
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (d)	1,300	1,284
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.68%, 9/2/2025 (d) (e)	31,410	31,410
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55	56
University of Michigan, Rev., 5.00%, 4/1/2026 (b)	50	51
Total Michigan		72,654
Minnesota — 0.1%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	140	142
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	317
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	52
Series A, Rev., 5.00%, 1/1/2027	80	83
Series A, Rev., 5.00%, 1/1/2029	35	36
Minnesota Health and Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026	30	30
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,285	1,336
Series 2019B, GO, 5.00%, 8/1/2027	35	37
Western Minnesota Municipal Power Agency, Red Rock Hydroelectric Project Series 2018A, Rev., 5.00%, 1/1/2026	40	40
Total Minnesota		2,073
Mississippi — 1.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010H, Rev., VRDO, 2.78%, 9/2/2025 (d)	15,000	15,000
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,500	1,618
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Corp. Series 2020A-1, Rev., VRDO, 5.00%, 9/2/2025 (d)	7,000	7,000
State of Mississippi
Series 2015F, GO, 4.00%, 11/1/2025 (b)	795	797
Series 2016B, GO, 5.00%, 12/1/2026 (b)	500	516
Total Mississippi		24,931
Missouri — 1.4%
City of Kansas City
Series 2018A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	42
Series 2017C, Rev., 5.00%, 9/1/2028	175	183
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	248
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,083
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,763
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (d)	1,000	1,061
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (d)	5,500	5,543
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Series 2018A, Rev., 5.00%, 6/1/2029	40	43
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 2.65%, 9/2/2025 (d)	14,700	14,700
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	70	71
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Series 2016, Rev., 5.00%, 11/15/2025	30	30
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	700	747
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	7,250	7,281
Total Missouri		33,879
Nebraska — 0.4%
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects, Rev., AMT, VRDO, 0.90%, 9/1/2025 (d)	6,800	6,800
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2026	50	50
Series B, Rev., 5.00%, 1/1/2026	25	25
Series 2016A, Rev., 5.00%, 1/1/2027	60	61
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	126
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,956
Total Nebraska		9,118
Nevada — 0.2%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027	685	709
Clark County School District, Limited Tax
Series 2021C, GO, 5.00%, 6/15/2026	75	76
Series 2016B, GO, 5.00%, 6/15/2027	80	83
Series 2017A, GO, 5.00%, 6/15/2027	190	199
Series 2018A, GO, 5.00%, 6/15/2027	150	157
Series 2015D, GO, 5.00%, 6/15/2028	140	141
Series 2017A, GO, 5.00%, 6/15/2028	115	120
Series 2018A, GO, 5.00%, 6/15/2029	60	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,033
Series 2018B, GO, 5.00%, 12/1/2026	50	52
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2027	120	126
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2027	50	51
State of Nevada, Capital Improvement and Cultural Affairs Series 2019A, GO, 5.00%, 5/1/2027	85	89
State of Nevada, Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 3.95%, 12/1/2025 (d) (e)	1,000	1,000
State of Nevada, Water Pollution Control Series 2019E, GO, 5.00%, 8/1/2027	30	31
Total Nevada		3,952
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,519
New Hampshire Municipal Bond Bank Series 2022C, Rev., 5.00%, 8/15/2027	30	31
Total New Hampshire		2,550
New Jersey — 10.7%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., A.G., 5.00%, 7/1/2026	100	102
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Rev., GTD, 4.00%, 10/16/2025	20,000	20,033
Series 2025A, Rev., GTD, 4.00%, 5/21/2026	14,000	14,139
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026	9,350	9,418
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026	1,500	1,511
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	8,500	8,591
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	8,500	8,564
Borough of Fanwood Series 2025A, GO, BAN, 4.00%, 2/26/2026	4,000	4,024
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026	4,000	4,027
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025	2,200	2,203
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025	5,000	5,015
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	63

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	2,000	2,011
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025	4,600	4,610
Burlington County Bridge Commission, Government Leasing Program Series 2024D, Rev., RAN, 4.25%, 12/11/2025	4,300	4,316
City of Jersey City Series 2025A, GO, BAN, 4.00%, 7/8/2026	6,500	6,571
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 3/17/2026	5,500	5,572
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	10,000	10,108
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	4,500	4,564
Monmouth County Improvement Authority (The), Rev., GTD, 4.00%, 3/13/2026	15,525	15,634
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	900	919
New Jersey Economic Development Authority
Series 2017DDD, Rev., 5.00%, 6/15/2027 (b)	45	47
Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,497
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,567
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,461
Series WW, Rev., 5.25%, 6/15/2028	150	150
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (d)	4,535	4,617
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.88%, 6/2/2026 (d)	9,000	9,117
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,266
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	410	418
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2026	1,875	1,911
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,500	2,968
New Jersey Turnpike Authority
Series 2005D-2, Rev., A.G., 5.25%, 1/1/2026	16,890	17,048
Series 2005D-3, Rev., A.G., 5.25%, 1/1/2026	900	908
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017E, Rev., 5.00%, 1/1/2027	1,000	1,034
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026	350	359
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,038
Series 2020A, GO, 5.00%, 6/1/2027	110	115
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	335	340
Series 2018A, Rev., 5.00%, 6/1/2028	1,045	1,099
Series 2018A, Rev., 5.00%, 6/1/2029	280	294
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026	11,700	11,781
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025	5,920	5,930
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	4,300	4,346
Township of East Windsor, GO, BAN, 4.25%, 9/19/2025	7,219	7,223
Township of Edison, Water Utility Series 2024B, GO, BAN, 4.00%, 11/6/2025	8,860	8,881
Township of Howell, GO, TAN, 4.25%, 2/19/2026	1,500	1,508
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026	2,425	2,437
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	6,000	6,065
Township of Medford Series 2024A, GO, BAN, 4.25%, 9/25/2025	10,290	10,299
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025	5,225	5,225
Township of Readington, GO, BAN, 4.25%, 9/30/2025	2,100	2,102
Township of Washington, GO, BAN, 4.25%, 7/2/2026	2,500	2,530
Township of Woodbridge, GO, BAN, 4.00%, 10/10/2025	7,200	7,210
Total New Jersey		258,969
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	50	51
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Series 2015, Rev., 5.00%, 7/1/2026	50	50
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2021A, Rev., 5.00%, 6/15/2026	1,000	1,021
Series 2018A, Rev., 5.00%, 6/15/2027	70	73
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (d)	1,000	1,001
State of New Mexico, Capital Projects, GO, 5.00%, 3/1/2026	45	46
State of New Mexico, Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2027	45	47
Series 2021A, Rev., 5.00%, 7/1/2028	65	70
Total New Mexico		2,359
New York — 14.0%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	10,000	10,111
Ausable Valley Central School District, GO, BAN, 4.25%, 7/10/2026	3,000	3,033
Brasher Falls Central School District, GO, BAN, 4.25%, 7/16/2026	3,500	3,536
Brocton Central School District, GO, BAN, 4.25%, 6/25/2026	6,000	6,066
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	5,000	5,264
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,029
City of Long Beach Series 2024B, GO, BAN, 4.25%, 9/26/2025	9,175	9,181
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	85	87
City of New York, Fiscal Year 2017 Series 2014I, Subseries I-3, GO, 5.00%, 8/1/2028	745	772
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	120	123
Series 2019E, GO, 5.00%, 8/1/2027	135	142
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	205
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	180	185
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	872
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,071
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	3,500	3,867
City of Troy, GO, BAN, 4.50%, 1/30/2026	2,000	2,014
City of Utica, GO, BAN, 4.50%, 1/23/2026	5,000	5,029
Clinton Central School District, GO, BAN, 4.25%, 6/25/2026	5,000	5,055
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	20,000	20,229
Delaware Academy Central School District at Delhi, GO, BAN, 4.25%, 7/22/2026	6,000	6,057
Empire State Development Corp., State Personal Income Tax Series 2022A, Rev., 5.00%, 9/15/2027 (b)	20	21
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2016A, Rev., 5.00%, 3/15/2026 (b)	25	25
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	3,000	3,029
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	10,800	10,904
Hornell City School District, GO, BAN, 4.25%, 6/24/2026	5,000	5,051
Hudson Falls Central School District, GO, BAN, 4.25%, 6/24/2026	4,000	4,043
Hudson Yards Infrastructure Corp., Second Indenture Series 2022A, Rev., 5.00%, 2/15/2026	45	46
Johnstown City School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,029
Lansingburgh Central School District at Troy, GO, BAN, 4.25%, 7/10/2026	5,000	5,044
Liverpool Central School District Series 2024B, GO, BAN, 4.25%, 9/19/2025	6,412	6,416
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	25,000	25,000
Series 2019A, Rev., 5.00%, 9/1/2025	30	30
Series 2023F, Rev., 5.00%, 9/1/2027	20	21
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (d)	1,000	1,000
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,030
Madrid-Waddington Central School District, GO, BAN, 4.00%, 7/24/2026	2,000	2,017
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.37%, 9/2/2025 (c)	590	590
Series 2016B, Rev., 4.00%, 11/15/2025	40	40
Milford Central School District, GO, BAN, 4.25%, 12/12/2025	1,500	1,504
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	500	500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.65%, 9/2/2025 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2016S-1, Rev., 5.00%, 1/15/2026	25	25
Series 2019S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	97
Series C, Rev., 5.00%, 11/1/2026	80	80
Series B1, Rev., 5.00%, 11/1/2028	5,030	5,048
Series 2017A-1, Rev., 5.00%, 5/1/2029	25	25
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018B-1, Rev., 5.00%, 8/1/2028	20	21
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2022 Series 2020B-1, Rev., 5.00%, 11/1/2026	80	83
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2025 Series 2021 Subseries A-1, Rev., 5.00%, 11/1/2026	40	41
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	110
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 5.00%, 11/1/2025 (b)	20	20
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	3,600	3,762
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	3,265	3,488
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,182
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,000	2,112
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,000	2,203
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2029	1,750	1,927
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,400	1,563
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/2/2025 (d)	10,000	10,000
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2025	1,800	1,804
Series 2018-1, Rev., 5.00%, 1/15/2026	20	20
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,000	1,029
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2028	25	26
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,100	1,161
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500	2,638
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,000	1,081
New York State Dormitory Authority, State Personal Income Tax
Series 2016D, Rev., 5.00%, 2/15/2026 (b)	245	248
Series 2017BGRP 1, Rev., 5.00%, 2/15/2026 (b)	85	86
Series 2021A, Rev., 5.00%, 3/15/2027 (b)	180	188
Series 2021E, Rev., 5.00%, 3/15/2028	205	218
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2026 (b)	20	20
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	85	87
Series 2016A, Rev., 5.00%, 3/15/2028	35	36
New York State Dormitory Authority, Touro College and University System, Rev., 5.00%, 1/3/2028 (b)	615	652
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (d)	2,000	2,010
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	2,500	2,527
Series 2025B, GO, BAN, 4.25%, 7/17/2026	2,500	2,529
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 5.00%, 12/15/2025	160	160
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,435
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	400	400
Randolph Central School District, GO, BAN, 4.25%, 6/26/2026	5,000	5,052
Ridge Road Fire District, GO, BAN, 4.25%, 10/22/2025	7,000	7,015
Sherman Central School District, GO, BAN, 4.25%, 6/24/2026	5,400	5,456
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025	2,400	2,403
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025	12,000	12,017
Town of Milton, GO, BAN, 4.00%, 7/24/2026	3,500	3,521
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026	2,500	2,518
Town of Putnam Valley Series 2024B, GO, BAN, 4.25%, 9/5/2025	7,500	7,501
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series A, Rev., 5.00%, 11/15/2026	75	78
Series A, Rev., 5.00%, 11/15/2027	50	52
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,079
Village of Farmingdale Series 2024B, GO, BAN, 4.25%, 9/25/2025	5,700	5,705
Village of Highland Falls Series 2024C, GO, BAN, 4.25%, 9/26/2025	4,045	4,049
Village of Johnson City Series 2024C, GO, BAN, 4.25%, 9/26/2025	12,425	12,433
Webb Union Free School District, GO, BAN, 4.25%, 7/16/2026	3,000	3,024
West Genesee Central School District, GO, RAN, 4.25%, 10/24/2025	6,000	6,011
West Seneca Central School District, GO, BAN, 4.00%, 6/26/2026	10,000	10,107
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	1,500	1,517
Total New York		340,974
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,069
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	206
County of Mecklenburg Series 2013A, GO, 5.00%, 12/1/2025	1,000	1,007
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	1,580	1,667
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	36
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (d)	5,000	5,001
North Carolina Eastern Municipal Power Agency Series 1993B, Rev., 6.00%, 1/1/2026 (b)	165	167
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.90%, 9/2/2025 (d)	9,500	9,500
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (d)	4,000	4,001
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (d)	1,290	1,302
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	65	66
Series 2016A, Rev., 5.00%, 1/1/2028	265	271
Series 2016A, Rev., 5.00%, 1/1/2029	250	255
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026	175	180
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2026	135	137
Raleigh Housing Authority, Toulun Place, Rev., FHA, 5.00%, 12/1/2025 (d)	4,150	4,171
State of North Carolina
Series 2018A, GO, 5.00%, 6/1/2026	50	51
Series 2014C, Rev., 5.00%, 5/1/2027	440	441
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2029	525	547
Total North Carolina		30,075
Ohio — 4.7%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	106
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	330	342
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	67

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
City of Columbus, Various Purpose, Unlimited Tax
Series 2022B, GO, 5.00%, 4/1/2028	1,745	1,866
Series 2017-1, GO, 5.00%, 4/1/2029	4,000	4,198
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025	1,800	1,806
City of Huber Heights, Various Purpose, GO, BAN, 5.00%, 6/25/2026	6,000	6,104
City of New Albany, GO, BAN, 4.00%, 9/10/2025	10,000	10,002
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026	60	61
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026	125	127
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2017A, Rev., 5.00%, 8/1/2027	300	314
County of Cuyahoga
Series 2020D, Rev., 5.00%, 12/1/2025	150	151
Series 2020D, Rev., 5.00%, 12/1/2026	40	41
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	5,500	5,529
COP, 5.00%, 12/1/2026	4,220	4,342
County of Hamilton Sales Tax Series 2016A, Rev., 5.00%, 12/1/2029	110	113
County of Hamilton Sewer System Series 2020A, Rev., 5.00%, 12/1/2026	20	21
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	205	214
County of Lake, GO, 4.00%, 9/24/2025	3,000	3,002
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025	3,840	3,844
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	434
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025	8,000	8,027
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025	12,000	12,021
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (d)	100	100
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	2,000	2,038
Monroe Local School District, GO, BAN, 3.88%, 12/4/2025	2,000	2,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	2,000	1,997
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2018, Rev., 5.00%, 12/1/2026	120	124
Series 2018, Rev., 5.00%, 12/1/2029	40	42
Ohio State University (The)
Series 2010D, Rev., 5.00%, 12/1/2025	25	25
Series 2021A, Rev., 5.00%, 12/1/2026	225	232
Ohio Turnpike and Infrastructure Commission Series 1998A, Rev., NATL - RE, 5.50%, 2/15/2026	1,800	1,824
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	790	795
Series 2020B, Rev., 5.00%, 12/1/2025	125	126
State of Ohio
Series 2016A, Rev., 5.00%, 2/1/2026	35	35
Series 2017V, GO, 5.00%, 10/1/2026	100	103
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016C, Rev., 5.00%, 12/1/2026	45	47
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.75%, 9/2/2025 (d)	15,000	15,000
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	115	118
Series 2017B, GO, 5.00%, 9/15/2026	50	51
Series 2025A, GO, 5.00%, 6/15/2029	8,130	8,926
Series 2025A, GO, 5.00%, 6/15/2030	7,500	8,362
State of Ohio, Higher Education Series 2025B, GO, 5.00%, 11/1/2030	1,485	1,664
State of Ohio, Infrastructure Improvement Series 2025A, GO, 5.00%, 3/1/2030	4,000	4,440
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,310
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,019
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025	100	101
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026	20	21
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Series 2019A, Rev., 5.00%, 6/1/2027	85	89
Total Ohio		113,286
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.7%
Canadian County Independent School District No. 69 Mustang Series 2024A, GO, 4.00%, 6/1/2027	1,555	1,591
City of Oklahoma City
GO, 5.00%, 3/1/2027	2,600	2,700
Series 2016, GO, 5.00%, 3/1/2027	1,000	1,038
GO, 5.00%, 3/1/2028	1,470	1,568
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,381
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	65	66
Series 2016A, Rev., 5.00%, 6/1/2027	60	62
Series 2016A, Rev., 5.00%, 6/1/2029	30	31
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	65	67
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026	250	254
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028	2,800	2,897
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027	5,400	5,609
Total Oklahoma		17,670
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500	1,562
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	3,400	3,576
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	31
State of Oregon, Department of Transportation Series A, Rev., 5.00%, 11/15/2026	225	232
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2029	100	106
Total Oregon		5,507
Pennsylvania — 5.7%
Allegheny County Higher Education Building Authority, Robert Morris University, Rev., 5.00%, 10/15/2027 (b)	570	598
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	90	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2026	2,500	2,531
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	45	46
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	80
Allegheny County Sanitary Authority, Sewer Series 2020A, Rev., 5.00%, 6/1/2026	650	663
Altoona Area School District, GO, 5.00%, 12/1/2025 (b)	25	25
City of Philadelphia
Series 2021A, GO, 5.00%, 5/1/2026	50	51
Series 2019B, GO, 5.00%, 2/1/2028	40	42
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	1,800	1,803
Series 2017, GO, A.G., 5.00%, 8/1/2027	55	58
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	308
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	365	380
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2027	1,000	1,043
Rev., 5.00%, 6/1/2028	1,825	1,946
Rev., 5.00%, 6/1/2029	3,550	3,775
Rev., 5.00%, 6/1/2030	2,200	2,327
Commonwealth of Pennsylvania
Series 1ST, GO, 5.00%, 9/15/2026	825	848
Series 2018A, COP, 5.00%, 7/1/2027	405	423
Series 2016, GO, 5.00%, 9/15/2027	775	795
Series 2025A, GO, 5.00%, 8/15/2028	11,000	11,834
Series 2025B, GO, 5.00%, 8/15/2028	3,750	4,034
County of Allegheny Series C-75, GO, 5.00%, 11/1/2025	280	281
County of Dauphin
Series 2020A, GO, 5.00%, 11/15/2026 (b)	20	21
Series 2020A, GO, 5.00%, 11/15/2027 (b)	25	26
County of Indiana
GO, 3.00%, 12/15/2025	250	250
GO, 3.00%, 12/15/2026	435	437
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	69

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Delaware County Authority, Cabrini University, Rev., 5.00%, 7/1/2027 (b)	1,640	1,706
Delaware Valley Regional Finance Authority, Local Government Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,240	1,343
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	8,700	8,873
Series 2017A-2, Rev., 5.00%, 2/15/2029	600	617
Series 2020C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,079
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.80%, 9/2/2025 (d)	23,600	23,600
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2019A, Rev., AMT, 3.85%, 10/15/2025 (d)	7,500	7,501
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	65	67
Series 2016, Rev., 5.00%, 3/15/2027	55	56
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (d)	7,000	6,992
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (d)	2,900	2,901
Pennsylvania Higher Educational Facilities Authority Series 2017AU-2, Rev., 5.00%, 6/15/2027 (b)	15	15
Pennsylvania Higher Educational Facilities Authority, State System Higher Education Series 2017AU-2, Rev., 5.00%, 6/15/2027	35	37
Pennsylvania State University (The) Series B, Rev., 5.00%, 9/1/2028	40	41
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.62%, 9/11/2025 (d)	35,000	35,000
Series 2019, Rev., 5.00%, 12/1/2025	155	156
Series 2016, Rev., 5.00%, 6/1/2026	75	75
Series 2020B, Rev., 5.00%, 12/1/2026	400	413
Series 2021C, Rev., 5.00%, 12/1/2026	100	103
Series 2019A, Rev., 4.00%, 12/1/2027	215	222
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	102
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,396
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2016B, Rev., 5.00%, 6/1/2029	75	76
Series 2017, Rev., 5.00%, 12/1/2029	50	53
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025	25	25
Series B, Rev., 5.00%, 12/1/2028	485	499
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	2,000	2,035
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2025	1,610	1,613
Series 2019, Rev., 5.00%, 10/1/2028	200	214
Series 2019, Rev., 5.00%, 10/1/2029	75	82
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2025	25	25
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	300	307
Series 14TH, Rev., 5.00%, 10/1/2029	325	333
School District of Philadelphia (The)
Series 2019B, GO, 5.00%, 9/1/2026	1,000	1,025
Series 2019A, GO, 5.00%, 9/1/2028	70	75
Series F, GO, 5.00%, 9/1/2028	5,000	5,101
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 6/1/2027	80	83
Series 2017, Rev., 5.00%, 6/1/2029	300	312
Township of East Coventry
GO, 3.00%, 12/1/2025	345	345
GO, 3.00%, 12/1/2026	275	276
Wyalusing Area School District, GO, 3.00%, 4/1/2026	300	301
Total Pennsylvania		139,906
Rhode Island — 0.8%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025	2,100	2,103
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2026	115	117
Series 2016B, Rev., 5.00%, 6/15/2027	340	346
Series 2020A, Rev., 5.00%, 5/15/2028	280	298
Series 2016B, Rev., 5.00%, 6/15/2029	440	448
Town of South Kingstown, GO, BAN, 4.00%, 6/25/2026	15,000	15,167
Total Rhode Island		18,479
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 1.1%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	5,900	6,558
Fort Mill School District No. 4 Series 2025A, GO, SCSDE, 4.25%, 3/2/2026	6,200	6,249
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026	185	185
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027	25	25
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,302
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025	375	376
Rev., 5.00%, 12/1/2027	80	80
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/1/2026	3,420	3,425
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (d)	2,000	2,187
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (d) (e)	2,500	2,506
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2025	960	964
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	2,500	2,622
Total South Carolina		26,479
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017A, Rev., 5.00%, 11/15/2026	75	77
Tennessee — 0.7%
City of Chattanooga Electric
Series A, Rev., 4.00%, 9/1/2025	1,750	1,750
Rev., 5.00%, 9/1/2028	6,000	6,471
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,562	4,099
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025	120	121
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (d)	1,000	1,018
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023A, Rev., 5.00%, 7/1/2028	25	27
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027	300	306
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (d)	2,000	2,156
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	357
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	100	100
Series A, Rev., 5.00%, 11/1/2026	65	67
Total Tennessee		16,472
Texas — 5.8%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2027	75	78
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,580	1,595
Austin Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	37
Birdville Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026	440	445
Board of Regents of the University of Texas System
Series 2016B, Rev., 5.00%, 8/15/2026	45	46
Series 2016D, Rev., 5.00%, 8/15/2026	300	308
Series 2016J, Rev., 5.00%, 8/15/2026	25	26
Series 2021A, Rev., 5.00%, 8/15/2027	95	100
Celina Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 8/15/2029	1,300	1,314
Central Texas Regional Mobility Authority, Senior Lien, Rev., 5.00%, 1/1/2027	1,060	1,068
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	3,355	3,380
City of Austin Water and Wastewater System
Series 2021, Rev., 5.00%, 11/15/2026	275	284
Series 2022, Rev., 5.00%, 11/15/2026	300	310
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,080
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	50	51
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	295
City of Dallas Series 2017, GO, 5.00%, 2/15/2026	320	324
City of Dallas, Equipment Acquisition Contractual Obligation, GO, 5.00%, 2/15/2026	205	207
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	232
Series 2017, Rev., 5.00%, 12/1/2028	125	129
City of Fort Worth
Series 2015A, GO, 5.00%, 3/1/2026	45	45
Series 2016, GO, 5.00%, 3/1/2026	90	91
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2026	25	25
Series 2020A, Rev., 5.00%, 2/15/2026	130	132
Series 2020A, Rev., 5.00%, 2/15/2027	165	171
City of Fort Worth, General Obligation, GO, 5.00%, 3/1/2026	30	30
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	78
City of Georgetown, Utilities System Series 2022, Rev., A.G., 5.00%, 8/15/2027	70	73
City of Houston
Series 2017A, GO, 5.00%, 3/1/2026	30	30
Series 2017A, GO, 5.00%, 3/1/2028	265	275
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	68
City of Houston Combined Utility System, First Lien
Series 2015D, Rev., 5.00%, 11/15/2025	300	302
Series 2016B, Rev., 5.00%, 11/15/2025	570	573
Series 2018D, Rev., 5.00%, 11/15/2025	20	20
Series 2021A, Rev., 5.00%, 11/15/2027	25	26
City of Houston, Airport System, Subordinate Lien
Series 2020B, Rev., 5.00%, 7/1/2026	35	36
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	30	32
Series 2018B, Rev., 5.00%, 7/1/2030	85	90
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024A, Rev., 5.00%, 11/15/2026	1,000	1,032
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,019
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	105	109
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Lubbock Series 2018, GO, 5.00%, 2/15/2026	40	40
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	254
Series 2018, Rev., 5.00%, 4/15/2027	480	500
Series 2021, Rev., 5.00%, 4/15/2028	50	53
City of San Antonio
Series 2015, GO, 5.00%, 9/30/2025	35	35
GO, 5.00%, 2/1/2027	2,120	2,198
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2026	175	177
Series 2017, Rev., 5.00%, 2/1/2026	55	56
Series 2018A, Rev., 5.00%, 2/1/2026	610	617
Series 2016, Rev., 5.00%, 2/1/2027	1,925	1,966
Series 2018, Rev., 5.00%, 2/1/2027	505	524
Rev., 5.00%, 2/1/2030	1,355	1,384
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,100
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2029	1,125	1,218
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027	145	152
Colorado River Municipal Water District, Rev., 5.00%, 1/1/2026	100	101
Comal Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	35
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026	30	30
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029	985	1,075
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2026 (b)	65	67
Series 2017, GO, 5.00%, 6/15/2027	2,000	2,037
County of Dallas, GO, 5.00%, 8/15/2026	35	36
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	91
Series A, GO, 5.00%, 3/1/2028	95	96
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	948
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	270	277
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	120	126
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2026	30	31
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	80	82
Series 2016A, Rev., 5.00%, 8/15/2029	1,145	1,168
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028	3,350	3,563
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	265	266
Series 2019, Rev., 5.00%, 12/1/2026	75	77
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	300	317
Dallas Fort Worth International Airport
Series 2023B, Rev., 5.00%, 11/1/2025	4,025	4,041
Series 2021B, Rev., 5.00%, 11/1/2026	35	36
Series 2020A, Rev., 5.00%, 11/1/2027	65	69
Series 2020B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,056
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,350
Dallas Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2026	25	25
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026	30	30
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,568
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	45	46
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	2,345	2,411
Series 2019A, Rev., 5.00%, 12/1/2027	20	21
Series 2024C, Rev., 5.00%, 7/1/2029 (d)	5,250	5,627
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,250	4,411
Humble Independent School District Series 2016C, GO, 5.00%, 2/15/2026	100	101
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Katy Independent School District Series D, GO, PSF-GTD, 5.00%, 2/15/2026	240	243
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,002
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026	85	86
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	846
GO, PSF-GTD, 5.00%, 8/15/2027	2,000	2,101
GO, PSF-GTD, 5.00%, 8/15/2028	2,250	2,419
GO, PSF-GTD, 5.00%, 8/15/2029	1,750	1,919
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2023A, Rev., A.G., 5.00%, 5/15/2026	890	906
Series 2019, Rev., 5.00%, 5/15/2027	245	255
Series 2021, Rev., 5.00%, 5/15/2027	75	78
Series 2022, Rev., 5.00%, 5/15/2027	85	89
Series 2023, Rev., A.G., 5.00%, 5/15/2027	20	21
Series 2023A, Rev., A.G., 5.00%, 5/15/2027	60	63
Series 2019, Rev., 5.00%, 5/15/2028	80	85
Series 2022, Rev., 5.00%, 5/15/2028	275	293
Series 2023, Rev., A.G., 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028	255	264
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029	1,000	1,076
Mission Economic Development Corp., Republic Services, Inc., Project, Rev., AMT, 3.85%, 11/3/2025 (d)	2,250	2,250
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,826
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	75	77
Series 2016, Rev., 5.00%, 12/15/2028	530	546
Series 2016, Rev., 5.00%, 12/15/2029	190	196
North Texas Tollway Authority Series 2016A, Rev., 5.00%, 1/1/2028	30	30
North Texas Tollway Authority, First Tier Series A, Rev., 5.00%, 1/1/2028	245	247
North Texas Tollway Authority, Second Tier
Series 2020C, Rev., 5.00%, 1/1/2026	75	76
Series 2019B, Rev., 5.00%, 1/1/2027	75	78
Series B, Rev., 5.00%, 1/1/2027	295	297
Series 2019B, Rev., 5.00%, 1/1/2029	215	232
Series B, Rev., 5.00%, 1/1/2029	20	20
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	73

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Northwest Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	25	25
Permanent University Fund - Texas A&M University System Series 2017A, Rev., 5.00%, 7/1/2027	80	84
Plano Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026	25	25
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	3,500	3,629
GO, PSF-GTD, 5.00%, 2/15/2029	1,800	1,948
Rankin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	1,250	1,264
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 9/24/2025	110	110
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	20	21
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2026	325	334
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2029	500	545
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	1,500	1,500
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027	1,500	1,581
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	2,585	2,730
Series 2015A, GO, 5.00%, 10/1/2028	1,000	1,002
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,323
GO, 5.00%, 10/1/2030	1,200	1,341
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/11/2025 (d)	9,275	9,275
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/11/2025 (d)	4,365	4,365
State of Texas, Water Financial Assistance
Series 2018B-3, GO, 5.00%, 8/1/2026 (b)	50	51
Series 2021B, GO, 4.00%, 8/1/2029	410	410
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	108
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (d)	1,100	1,196
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (d)	7,000	7,583
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Texas Department of Transportation State Highway Fund, First Tier
Rev., 5.25%, 4/1/2026	25	25
Series 2015, Rev., 5.00%, 10/1/2026	55	57
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,346
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	12,260	13,077
Texas Public Finance Authority
Series 2019, Rev., 5.00%, 2/1/2026	30	30
Rev., 5.00%, 2/1/2027	25	26
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	385	412
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2026	100	101
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2026	110	111
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	140	143
Tomball Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028 (b)	600	638
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax, GO, 4.00%, 5/1/2026	280	282
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	205	210
Series 2019, Rev., 5.00%, 8/1/2026	100	102
Series 2017, Rev., 5.00%, 8/1/2029	25	26
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	390	394
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2026	20	20
Series 2020A, Rev., 5.00%, 2/15/2026	100	101
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017C, Rev., 5.00%, 2/15/2028	40	40
University of North Texas System Series 2017A, Rev., 5.00%, 4/15/2028	125	130
Total Texas		140,007
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — 0.0% ^
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	25
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	203
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2026	75	77
Utah Infrastructure Agency, Tax-Exempt Telecommunications, Rev., 3.00%, 10/15/2025	125	125
Total Utah		430
Virginia — 4.9%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., 3.40%, 12/1/2025 (d)	1,500	1,502
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	72
City of Richmond
Series 2017D, GO, 5.00%, 3/1/2026	25	25
Series 2017D, GO, 5.00%, 3/1/2027	30	31
County of Fairfax Series 2016A, GO, 5.00%, 4/1/2026 (b)	40	41
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2026 (b)	1,000	1,017
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.66%, 9/11/2025 (d)	22,000	22,000
Hampton Roads Sanitation District
Series 2024A, Rev., 5.00%, 11/1/2025	1,500	1,506
Series 2016A, Rev., 5.00%, 8/1/2026 (b)	50	51
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	8,495	8,676
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (d) (f)	1,000	1,001
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC : Truist Bank, 2.65%, 9/2/2025 (d)	15,000	15,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 2.70%, 9/8/2025 (d)	30,000	30,000
Virginia College Building Authority Series 2023A, Rev., 5.00%, 2/1/2028	50	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Series 2016A, Rev., 5.00%, 2/1/2026	125	126
Series 2020A, Rev., 5.00%, 2/1/2026	260	263
Series 2020A, Rev., 5.00%, 2/1/2027	125	130
Series 2017A, Rev., 5.00%, 9/1/2027	50	53
Virginia Commonwealth Transportation Board, Rev., GAN, 5.00%, 3/15/2027	70	73
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2026	75	76
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026	20	21
Rev., GAN, 5.00%, 9/15/2028	750	787
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	4,700	4,781
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	856
Series 2020B, Rev., 5.00%, 8/1/2027	25	26
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (d)	3,350	3,352
Winchester Economic Development Authority, Valley Health System Obligated Group Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 2.75%, 9/2/2025 (d)	5,000	5,000
Wise County Industrial Development Authority, Electric and Power Co., Project Series 2009A, Rev., VRDO, 0.75%, 9/2/2025 (d)	22,765	22,765
Total Virginia		119,304
Washington — 1.7%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax Series 2020, GO, 5.00%, 12/1/2025	25	25
Central Puget Sound Regional Transit Authority Series 2021S-1, Rev., 5.00%, 11/1/2025	945	949
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	550	552
City of Seattle Municipal Light and Power
Series 2018A, Rev., 5.00%, 1/1/2026	185	187
Series 2019B, Rev., 5.00%, 2/1/2026	100	101
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	75

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Clark County Public Utility District No. 1 Electric
Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,658
Series 2024, Rev., 5.00%, 1/1/2030	875	963
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	2,400	2,627
Energy Northwest, Project 1
Series 2024B, Rev., 5.00%, 7/1/2026	2,420	2,473
Series 2017-A, Rev., 5.00%, 7/1/2027	250	262
Series 2020A, Rev., 5.00%, 7/1/2027	85	89
Series 2024B, Rev., 5.00%, 7/1/2027	1,000	1,048
Series 2025A, Rev., 5.00%, 7/1/2027	1,810	1,898
Series 2025A, Rev., 5.00%, 7/1/2028	2,500	2,684
Energy Northwest, Project 3 Electric Series 2024B, Rev., 5.00%, 7/1/2028	130	140
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,604
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	47
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (b)	1,000	1,006
Pierce County School District No. 10 Tacoma, Unlimited Tax
GO, 5.00%, 12/1/2025 (b)	25	25
Series 2015, GO, 5.00%, 12/1/2025 (b)	4,290	4,317
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022B, GO, 5.00%, 12/1/2025	35	35
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025	40	40
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2026	55	56
Series 2022A, Rev., 5.00%, 8/1/2026	60	61
Series 2016, Rev., 5.00%, 2/1/2027	465	470
Series C, Rev., AMT, 5.00%, 4/1/2027	1,400	1,401
Series A, Rev., 5.00%, 5/1/2027	45	47
Series 2022A, Rev., 5.00%, 8/1/2027	250	262
Rev., 5.00%, 2/1/2028	165	167
Series 2022A, Rev., 5.00%, 8/1/2028	145	156
Series 2016, Rev., 5.00%, 2/1/2029	155	157
State of Washington
Series R-2022B, GO, 5.00%, 2/1/2029	2,745	2,987
Series 2024A, GO, 5.00%, 8/1/2029	1,000	1,099
State of Washington, Motor Vehicle Fuel Tax Series R-2021A, GO, 5.00%, 6/1/2027	125	131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
State of Washington, Various Purpose
Series 2017D, GO, 5.00%, 2/1/2026	30	30
Series 2019C, GO, 5.00%, 2/1/2026	145	147
Series 2024C, GO, 5.00%, 2/1/2026	260	263
Series 2025C, GO, 5.00%, 2/1/2026	25	25
Series R-2017A, GO, 5.00%, 8/1/2026	110	113
Series R-2018C, GO, 5.00%, 8/1/2026	50	51
Series 2020C, GO, 5.00%, 2/1/2027	55	57
Series 2021C, GO, 5.00%, 2/1/2027	30	31
Series 2024C, GO, 5.00%, 2/1/2027	1,320	1,370
Series 2018A, GO, 5.00%, 8/1/2027	40	42
Series 2020A, GO, 5.00%, 8/1/2027	85	89
Series R-2017A, GO, 5.00%, 8/1/2027	40	41
Series R-2018 D, GO, 5.00%, 8/1/2027	135	142
Series 2016B, GO, 5.00%, 7/1/2029	4,375	4,412
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (d)	115	116
Washington Health Care Facilities Authority, Yakima Valley Memorial Hospital Association Rev., 5.00%, 12/1/2026 (b)	1,705	1,755
Total Washington		40,408
West Virginia — 0.2%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025	20	20
Series 2017A, Rev., 5.00%, 9/1/2027	120	126
Series 2017A, Rev., 5.00%, 9/1/2028	375	392
Series 2017A, Rev., 5.00%, 9/1/2029	30	31
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, VRDO, 1.00%, 9/2/2025 (d)	5,650	5,650
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 6/1/2026	20	21
Total West Virginia		6,240
Wisconsin — 2.4%
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	424
Public Finance Authority Series 2021C, Rev., 4.00%, 10/1/2030 (b) (d)	1,970	2,102
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (d)	1,000	1,025
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	120	122
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50	51
Series 2025-2, GO, 5.00%, 5/1/2029	1,000	1,093
Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,112
State of Wisconsin, Annual Appropriation Series 2019A, Rev., 5.00%, 5/1/2026 (b)	25	25
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2026	45	46
Series 2017-2, Rev., 5.00%, 7/1/2026	100	102
Series 2021A, Rev., 5.00%, 7/1/2026	20	21
Series 2025-1, Rev., 5.00%, 7/1/2029	2,000	2,194
Series 2025 1, Rev., 5.00%, 7/1/2030	1,000	1,116
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-4, Rev., 5.00%, 6/22/2029 (d)	2,000	2,152
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016A, Rev., 5.00%, 11/15/2027	515	523
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	4,605	4,654
Series 2016A, Rev., 5.00%, 11/15/2026	350	356
Series 2016A, Rev., 5.00%, 11/15/2028	595	604
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 3.90%, 9/2/2025 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 2.75%, 9/8/2025 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	175	175
Total Wisconsin		57,897
Total Municipal Bonds (Cost $2,055,603)		2,063,861
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 14.8%
Investment Companies — 14.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (g) (h) (Cost $358,848)	358,819	358,854
Total Investments — 99.7% (Cost $2,414,451)		2,422,715
Other Assets in Excess of Liabilities — 0.3%		6,987
NET ASSETS — 100.0%		2,429,702

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	77

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	August 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$356,119	$1,776,464	$377,780
Investments in affiliates, at value	41,930	126,691	15,824
Deposits at broker for futures contracts	62	296	62
Receivables:
Investment securities sold	973	—	—
Investment securities sold — delayed delivery securities	55	1,070	60
Fund shares sold	174	445	623
Interest from non-affiliates	3,850	20,259	3,930
Dividends from affiliates	80	278	46
Total Assets	403,243	1,925,503	398,325
LIABILITIES:
Payables:
Investment securities purchased — delayed delivery securities	1,600	6,962	864
Fund shares redeemed	136	805	52
Variation margin on futures contracts	4	21	4
Accrued liabilities:
Investment advisory fees	76	259	75
Administration fees	14	—	14
Distribution fees	24	76	29
Service fees	11	— (a)	13
Custodian and accounting fees	13	51	10
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	27	61	31
Total Liabilities	1,905	8,235	1,092
Net Assets	$401,338	$1,917,268	$397,233

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	79

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$425,318	$2,146,305	$417,211
Total distributable earnings (loss)	(23,980)	(229,037)	(19,978)
Total Net Assets	$401,338	$1,917,268	$397,233
Net Assets:
Class A	$100,254	$340,864	$115,683
Class C	5,239	4,188	6,792
Class I	135,727	655,282	150,435
Class R6	160,118	916,934	124,323
Total	$401,338	$1,917,268	$397,233
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,974	34,205	18,547
Class C	526	433	1,088
Class I	13,857	67,266	23,980
Class R6	16,353	94,124	19,828
Net Asset Value (a):
Class A — Redemption price per share	$10.05	$9.97	$6.24
Class C — Offering price per share (b)	9.96	9.67	6.24
Class I — Offering and redemption price per share	9.80	9.74	6.27
Class R6 — Offering and redemption price per share	9.79	9.74	6.27
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.44	$10.36	$6.48
Cost of investments in non-affiliates	$359,032	$1,781,946	$382,844
Cost of investments in affiliates	41,929	126,686	15,823

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$743,342	$727,358	$2,063,861
Investments in affiliates, at value	65,598	31,392	358,854
Deposits at broker for futures contracts	279	298	—
Receivables:
Investment securities sold — delayed delivery securities	565	275	16
Fund shares sold	2,572	187	96
Interest from non-affiliates	8,920	7,731	25,268
Dividends from affiliates	148	79	711
Due from adviser	—	—	24
Total Assets	821,424	767,320	2,448,830
LIABILITIES:
Payables:
Due to custodian	—	—	10,019
Investment securities purchased	—	—	3,000
Investment securities purchased — delayed delivery securities	4,822	3,981	4,500
Fund shares redeemed	245	461	827
Variation margin on futures contracts	13	8	—
Accrued liabilities:
Investment advisory fees	103	185	—
Administration fees	9	45	—
Distribution fees	23	58	40
Service fees	39	15	323
Custodian and accounting fees	20	16	84
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	73	78	335
Total Liabilities	5,347	4,847	19,128
Net Assets	$816,077	$762,473	$2,429,702

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	81

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$872,927	$843,473	$2,462,046
Total distributable earnings (loss)	(56,850)	(81,000)	(32,344)
Total Net Assets	$816,077	$762,473	$2,429,702
Net Assets:
Class A	$105,941	$250,523	$184,101
Class C	1,497	6,833	—
Class I	386,107	261,508	2,245,601
Class R6	322,532	243,609	—
Total	$816,077	$762,473	$2,429,702
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,385	23,790	18,327
Class C	145	655	—
Class I	37,607	24,961	223,781
Class R6	31,429	23,253	—
Net Asset Value (a):
Class A — Redemption price per share	$10.20	$10.53	$10.05
Class C — Offering price per share (b)	10.31	10.43	—
Class I — Offering and redemption price per share	10.27	10.48	10.03
Class R6 — Offering and redemption price per share	10.26	10.48	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.43	$10.94	$—
Cost of investments in non-affiliates	$734,815	$731,707	$2,055,603
Cost of investments in affiliates	65,597	31,390	358,848

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	August 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6,820	$39,533	$7,523
Interest income from affiliates	1	— (a)	—
Dividend income from affiliates	447	1,638	305
Total investment income	7,268	41,171	7,828
EXPENSES:
Investment advisory fees	583	2,955	594
Administration fees	146	739	149
Distribution fees:
Class A	124	460	145
Class C	22	20	26
Service fees:
Class A	124	460	145
Class C	7	7	8
Class I	158	801	186
Custodian and accounting fees	32	57	27
Interest expense to affiliates	1	— (a)	— (a)
Professional fees	31	36	32
Trustees’ and Chief Compliance Officer’s fees	13	15	13
Printing and mailing costs	12	38	15
Registration and filing fees	28	43	28
Transfer agency fees (See Note 2.I.)	4	16	8
Other	5	97	5
Total expenses	1,290	5,744	1,381
Less fees waived	(417)	(3,200)	(450)
Less expense reimbursements	(28)	(3)	(35)
Net expenses	845	2,541	896
Net investment income (loss)	6,423	38,630	6,932

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	83

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,763)	$(13,698)	$(3,478)
Investments in affiliates	—	—	— (a)
Options purchased	(6)	(34)	(7)
Futures contracts	78	424	84
Net realized gain (loss)	(2,691)	(13,308)	(3,401)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(5,941)	(39,116)	(8,196)
Investments in affiliates	—	—	(1)
Options purchased	3	18	4
Futures contracts	(7)	(34)	(7)
Change in net unrealized appreciation/depreciation	(5,945)	(39,132)	(8,200)
Net realized/unrealized gains (losses)	(8,636)	(52,440)	(11,601)
Change in net assets resulting from operations	$(2,213)	$(13,810)	$(4,669)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12,391	$15,499	$32,390
Interest income from affiliates	1	—	1
Dividend income from affiliates	634	664	2,857
Total investment income	13,026	16,163	35,248
EXPENSES:
Investment advisory fees	1,004	1,135	1,729
Administration fees	301	284	864
Distribution fees:
Class A	117	308	257
Class C	5	25	—
Service fees:
Class A	117	308	257
Class C	2	8	—
Class I	488	327	2,625
Custodian and accounting fees	47	36	150
Interest expense to affiliates	1	— (a)	8
Professional fees	35	40	36
Trustees’ and Chief Compliance Officer’s fees	14	14	16
Printing and mailing costs	20	23	15
Registration and filing fees	29	54	—
Transfer agency fees (See Note 2.I.)	6	10	10
Other	7	8	15
Total expenses	2,193	2,580	5,982
Less fees waived	(1,073)	(665)	(3,598)
Net expenses	1,120	1,915	2,384
Net investment income (loss)	11,906	14,248	32,864
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(671)	(7,334)	(104)
Options purchased	(7)	(11)	—
Futures contracts	147	85	—
Net realized gain (loss)	(531)	(7,260)	(104)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5,253	(17,752)	6,310
Investments in affiliates	—	(1)	(1)
Options purchased	4	6	—
Futures contracts	48	(13)	—
Change in net unrealized appreciation/depreciation	5,305	(17,760)	6,309
Net realized/unrealized gains (losses)	4,774	(25,020)	6,205
Change in net assets resulting from operations	$16,680	$(10,772)	$39,069

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,423	$10,062	$38,630	$75,474
Net realized gain (loss)	(2,691)	(557)	(13,308)	(17,850)
Distributions of capital gains received from investment company affiliates	—	—	—	— (a)
Change in net unrealized appreciation/depreciation	(5,945)	(1,588)	(39,132)	15,111
Change in net assets resulting from operations	(2,213)	7,917	(13,810)	72,735
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,551)	(3,002)	(6,760)	(12,745)
Class C	(75)	(189)	(88)	(167)
Class I	(2,148)	(2,601)	(12,895)	(21,866)
Class R6	(2,707)	(4,265)	(19,163)	(40,738)
Total distributions to shareholders	(6,481)	(10,057)	(38,906)	(75,516)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	32,678	72,833	(40,237)	(234,802)
NET ASSETS:
Change in net assets	23,984	70,693	(92,953)	(237,583)
Beginning of period	377,354	306,661	2,010,221	2,247,804
End of period	$401,338	$377,354	$1,917,268	$2,010,221

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,932	$12,248	$11,906	$22,794
Net realized gain (loss)	(3,401)	(149)	(531)	(6,902)
Change in net unrealized appreciation/depreciation	(8,200)	(2,430)	5,305	8,759
Change in net assets resulting from operations	(4,669)	9,669	16,680	24,651
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,004)	(3,722)	(1,239)	(2,126)
Class C	(100)	(245)	(15)	(35)
Class I	(2,631)	(4,188)	(5,930)	(10,524)
Class R6	(2,253)	(4,088)	(4,915)	(10,088)
Total distributions to shareholders	(6,988)	(12,243)	(12,099)	(22,773)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	16,288	21,474	17,048	(22,828)
NET ASSETS:
Change in net assets	4,631	18,900	21,629	(20,950)
Beginning of period	392,602	373,702	794,448	815,398
End of period	$397,233	$392,602	$816,077	$794,448
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,248	$24,437	$32,864	$57,673
Net realized gain (loss)	(7,260)	(6,087)	(104)	(1,316)
Distributions of capital gains received from investment company affiliates	—	—	—	— (a)
Change in net unrealized appreciation/depreciation	(17,760)	4,128	6,309	9,017
Change in net assets resulting from operations	(10,772)	22,478	39,069	65,374
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,425)	(8,593)	(2,686)	(4,968)
Class C	(99)	(216)	—	—
Class I	(5,027)	(9,178)	(30,141)	(52,742)
Class R6	(4,779)	(6,415)	—	—
Total distributions to shareholders	(14,330)	(24,402)	(32,827)	(57,710)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	108,611	(152,130)	241,887	433,407
NET ASSETS:
Change in net assets	83,509	(154,054)	248,129	441,071
Beginning of period	678,964	833,018	2,181,573	1,740,502
End of period	$762,473	$678,964	$2,429,702	$2,181,573

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,579	$18,394	$14,306	$88,515
Distributions reinvested	1,518	2,944	6,715	12,651
Cost of shares redeemed	(17,988)	(27,186)	(60,701)	(88,324)
Change in net assets resulting from Class A capital transactions	1,109	(5,848)	(39,680)	12,842
Class C
Proceeds from shares issued	465	786	1,556	669
Distributions reinvested	75	189	87	165
Cost of shares redeemed	(2,077)	(3,481)	(2,537)	(2,515)
Change in net assets resulting from Class C capital transactions	(1,537)	(2,506)	(894)	(1,681)
Class I
Proceeds from shares issued	54,458	106,616	135,865	182,929
Distributions reinvested	2,145	2,592	12,309	21,439
Cost of shares redeemed	(23,506)	(68,795)	(92,562)	(171,367)
Change in net assets resulting from Class I capital transactions	33,097	40,413	55,612	33,001
Class R6
Proceeds from shares issued	28,084	104,792	58,892	70,928
Distributions reinvested	2,699	4,250	19,115	40,585
Cost of shares redeemed	(30,774)	(68,268)	(133,282)	(390,477)
Change in net assets resulting from Class R6 capital transactions	9	40,774	(55,275)	(278,964)
Total change in net assets resulting from capital transactions	$32,678	$72,833	$(40,237)	$(234,802)
SHARE TRANSACTIONS:
Class A
Issued	1,750	1,786	1,429	8,668
Reinvested	151	287	675	1,244
Redeemed	(1,788)	(2,644)	(6,086)	(8,663)
Change in Class A Shares	113	(571)	(3,982)	1,249
Class C
Issued	47	77	161	67
Reinvested	8	18	9	17
Redeemed	(208)	(342)	(262)	(253)
Change in Class C Shares	(153)	(247)	(92)	(169)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	5,561	10,597	13,933	18,287
Reinvested	220	259	1,265	2,153
Redeemed	(2,404)	(6,847)	(9,521)	(17,160)
Change in Class I Shares	3,377	4,009	5,677	3,280
Class R6
Issued	2,870	10,449	6,030	7,093
Reinvested	276	425	1,965	4,077
Redeemed	(3,143)	(6,821)	(13,668)	(39,209)
Change in Class R6 Shares	3	4,053	(5,673)	(28,039)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,463	$16,865	$34,538	$28,352
Distributions reinvested	1,966	3,651	1,233	2,112
Cost of shares redeemed	(11,885)	(26,472)	(14,897)	(32,272)
Change in net assets resulting from Class A capital transactions	2,544	(5,956)	20,874	(1,808)
Class C
Proceeds from shares issued	1,255	1,487	288	100
Distributions reinvested	99	243	15	35
Cost of shares redeemed	(1,897)	(4,990)	(142)	(833)
Change in net assets resulting from Class C capital transactions	(543)	(3,260)	161	(698)
Class I
Proceeds from shares issued	49,315	52,748	75,580	166,645
Distributions reinvested	2,591	4,140	5,900	10,466
Cost of shares redeemed	(37,877)	(27,980)	(89,369)	(143,171)
Change in net assets resulting from Class I capital transactions	14,029	28,908	(7,889)	33,940
Class R6
Proceeds from shares issued	19,330	27,912	25,411	24,701
Distributions reinvested	2,250	4,080	4,848	9,939
Cost of shares redeemed	(21,322)	(30,210)	(26,357)	(88,902)
Change in net assets resulting from Class R6 capital transactions	258	1,782	3,902	(54,262)
Total change in net assets resulting from capital transactions	$16,288	$21,474	$17,048	$(22,828)
SHARE TRANSACTIONS:
Class A
Issued	1,992	2,618	3,421	2,800
Reinvested	315	569	122	209
Redeemed	(1,898)	(4,120)	(1,477)	(3,189)
Change in Class A Shares	409	(933)	2,066	(180)
Class C
Issued	201	230	28	10
Reinvested	16	38	2	3
Redeemed	(303)	(777)	(14)	(82)
Change in Class C Shares	(86)	(509)	16	(69)
Class I
Issued	7,833	8,122	7,432	16,342
Reinvested	412	642	580	1,031
Redeemed	(6,017)	(4,334)	(8,786)	(14,083)
Change in Class I Shares	2,228	4,430	(774)	3,290
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	3,076	4,312	2,502	2,428
Reinvested	358	632	477	979
Redeemed	(3,397)	(4,678)	(2,595)	(8,735)
Change in Class R6 Shares	37	266	384	(5,328)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	August 31, 2025

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$42,195	$60,267	$40,342	$174,409
Distributions reinvested	4,375	8,466	2,582	4,825
Cost of shares redeemed	(34,021)	(71,196)	(68,352)	(137,636)
Change in net assets resulting from Class A capital transactions	12,549	(2,463)	(25,428)	41,598
Class C
Proceeds from shares issued	2,231	2,051	—	—
Distributions reinvested	99	216	—	—
Cost of shares redeemed	(2,498)	(2,756)	—	—
Change in net assets resulting from Class C capital transactions	(168)	(489)	—	—
Class I
Proceeds from shares issued	59,186	119,095	774,158	1,314,901
Distributions reinvested	4,948	8,949	30,102	52,618
Cost of shares redeemed	(57,931)	(88,511)	(536,945)	(975,710)
Change in net assets resulting from Class I capital transactions	6,203	39,533	267,315	391,809
Class R6
Proceeds from shares issued	105,135	28,066	—	—
Distributions reinvested	4,775	6,411	—	—
Cost of shares redeemed	(19,883)	(223,188)	—	—
Change in net assets resulting from Class R6 capital transactions	90,027	(188,711)	—	—
Total change in net assets resulting from capital transactions	$108,611	$(152,130)	$241,887	$433,407
SHARE TRANSACTIONS:
Class A
Issued	3,993	5,544	4,032	17,427
Reinvested	415	781	258	483
Redeemed	(3,216)	(6,554)	(6,822)	(13,761)
Change in Class A Shares	1,192	(229)	(2,532)	4,149
Class C
Issued	213	189	—	—
Reinvested	9	20	—	—
Redeemed	(238)	(256)	—	—
Change in Class C Shares	(16)	(47)	—	—
Class I
Issued	5,616	10,962	77,306	131,489
Reinvested	471	830	3,010	5,269
Redeemed	(5,513)	(8,189)	(53,638)	(97,581)
Change in Class I Shares	574	3,603	26,678	39,177
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	9,777	2,594	—	—
Reinvested	455	595	—	—
Redeemed	(1,889)	(20,653)	—	—
Change in Class R6 Shares	8,343	(17,464)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.29	$0.16	$(0.24)	$(0.08)	$(0.16)	$10.05
Year Ended February 28, 2025	10.34	0.30	(0.06)	0.24	(0.29)	10.29
Year Ended February 29, 2024	10.15	0.26	0.18	0.44	(0.25)	10.34
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Class C
Six Months Ended August 31, 2025 (Unaudited)	10.19	0.14	(0.24)	(0.10)	(0.13)	9.96
Year Ended February 28, 2025	10.25	0.25	(0.07)	0.18	(0.24)	10.19
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)	10.25
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.03	0.16	(0.23)	(0.07)	(0.16)	9.80
Year Ended February 28, 2025	10.09	0.30	(0.06)	0.24	(0.30)	10.03
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)	10.09
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.02	0.17	(0.23)	(0.06)	(0.17)	9.79
Year Ended February 28, 2025	10.09	0.31	(0.07)	0.24	(0.31)	10.02
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)	10.09
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	10.80

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	August 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(0.77)%	$100,254	0.54%	3.20%	0.94%	34%
2.41	101,429	0.54	2.93	0.95	61
4.45	107,875	0.55	2.53	0.97	36
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6

(0.94)	5,239	1.04	2.70	1.45	34
1.81	6,928	1.04	2.43	1.46	61
3.95	9,492	1.05	2.00	1.48	36
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6

(0.64)	135,727	0.44	3.30	0.69	34
2.48	105,090	0.44	3.04	0.70	61
4.67	65,275	0.45	2.65	0.72	36
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6

(0.59)	160,118	0.34	3.40	0.44	34
2.48	163,907	0.34	3.13	0.45	61
4.77	124,019	0.35	2.74	0.47	36
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.23	$0.19	$(0.26)	$(0.07)	$(0.19)	$—	$(0.19)
Year Ended February 28, 2025	10.23	0.34	— (g)	0.34	(0.34)	—	(0.34)
Year Ended February 29, 2024	10.13	0.31	0.11	0.42	(0.32)	—	(0.32)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Class C
Six Months Ended August 31, 2025 (Unaudited)	9.93	0.16	(0.26)	(0.10)	(0.16)	—	(0.16)
Year Ended February 28, 2025	9.94	0.28	(0.01)	0.27	(0.28)	—	(0.28)
Year Ended February 29, 2024	9.86	0.25	0.09	0.34	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.00	0.19	(0.25)	(0.06)	(0.20)	—	(0.20)
Year Ended February 28, 2025	10.01	0.36	(0.01)	0.35	(0.36)	—	(0.36)
Year Ended February 29, 2024	9.93	0.33	0.09	0.42	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.00	0.20	(0.26)	(0.06)	(0.20)	—	(0.20)
Year Ended February 28, 2025	10.01	0.37	(0.01)	0.36	(0.37)	—	(0.37)
Year Ended February 29, 2024	9.93	0.34	0.09	0.43	(0.35)	—	(0.35)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	August 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.97	(0.70)%	$340,864	0.44%(f)	3.75%(f)	0.90%(f)	30%
10.23	3.38	390,588	0.64	3.37	0.90	37
10.23	4.19	377,730	0.65	3.09	0.91	24
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34

9.67	(0.95)	4,188	0.92 (f)	3.26 (f)	1.42 (f)	30
9.93	2.81	5,212	1.19	2.82	1.41	37
9.94	3.52	6,898	1.20	2.53	1.42	24
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34

9.74	(0.61)	655,282	0.23 (f)	3.95 (f)	0.65 (f)	30
10.00	3.62	616,103	0.39	3.62	0.65	37
10.01	4.34	583,636	0.40	3.34	0.66	24
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34

9.74	(0.59)	916,934	0.20 (f)	3.98 (f)	0.40 (f)	30
10.00	3.73	998,318	0.29	3.72	0.40	37
10.01	4.44	1,279,540	0.30	3.42	0.40	24
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$6.43	$0.11	$(0.19)	$(0.08)	$(0.11)	$6.24
Year Ended February 28, 2025	6.47	0.20	(0.04)	0.16	(0.20)	6.43
Year Ended February 29, 2024	6.37	0.17	0.10	0.27	(0.17)	6.47
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Class C
Six Months Ended August 31, 2025 (Unaudited)	6.43	0.09	(0.19)	(0.10)	(0.09)	6.24
Year Ended February 28, 2025	6.47	0.17	(0.04)	0.13	(0.17)	6.43
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)	6.47
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Class I
Six Months Ended August 31, 2025 (Unaudited)	6.46	0.11	(0.19)	(0.08)	(0.11)	6.27
Year Ended February 28, 2025	6.50	0.21	(0.04)	0.17	(0.21)	6.46
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Class R6
Six Months Ended August 31, 2025 (Unaudited)	6.46	0.11	(0.18)	(0.07)	(0.12)	6.27
Year Ended February 28, 2025	6.50	0.22	(0.04)	0.18	(0.22)	6.46
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	August 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(1.25)%	$115,683	0.54%	3.41%	0.94%	39%
2.60	116,584	0.54	3.18	0.94	51
4.34	123,310	0.55	2.68	0.96	37
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5

(1.50)	6,792	1.04	2.91	1.45	39
2.08	7,551	1.04	2.67	1.45	51
3.80	10,882	1.05	2.15	1.46	37
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5

(1.20)	150,435	0.44	3.51	0.69	39
2.69	140,600	0.44	3.28	0.69	51
4.42	112,611	0.45	2.79	0.70	37
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5

(1.15)	124,323	0.34	3.61	0.44	39
2.79	127,867	0.34	3.38	0.44	51
4.52	126,899	0.35	2.88	0.45	37
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.15	$0.13	$0.05	$0.18	$(0.13)	$10.20
Year Ended February 28, 2025	10.12	0.26	0.03	0.29	(0.26)	10.15
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)	10.12
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Class C
Six Months Ended August 31, 2025 (Unaudited)	10.26	0.11	0.05	0.16	(0.11)	10.31
Year Ended February 28, 2025	10.22	0.21	0.03	0.24	(0.20)	10.26
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)	10.22
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.21	0.15	0.07	0.22	(0.16)	10.27
Year Ended February 28, 2025	10.18	0.30	0.03	0.33	(0.30)	10.21
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)	10.18
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.21	0.16	0.05	0.21	(0.16)	10.26
Year Ended February 28, 2025	10.18	0.31	0.03	0.34	(0.31)	10.21
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)	10.18
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	August 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.83%	$105,941	0.69%	2.55%	0.87%	18%
2.88	84,416	0.69	2.53	0.87	51
3.08	86,007	0.70	1.98	0.87	44
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21

1.55	1,497	1.19	2.05	1.40	18
2.42	1,326	1.19	2.02	1.40	51
2.52	2,020	1.20	1.47	1.39	44
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21

2.14	386,107	0.24	3.00	0.61	18
3.33	391,871	0.24	2.98	0.62	51
3.53	357,230	0.25	2.42	0.62	44
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21

2.07	322,532	0.19	3.05	0.36	18
3.38	316,835	0.19	3.02	0.37	51
3.58	370,141	0.20	2.46	0.37	44
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.89	$0.19	$(0.36)	$(0.17)	$(0.19)	$10.53
Year Ended February 28, 2025	10.90	0.38	(0.01)	0.37	(0.38)	10.89
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)	10.90
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Class C
Six Months Ended August 31, 2025 (Unaudited)	10.78	0.16	(0.35)	(0.19)	(0.16)	10.43
Year Ended February 28, 2025	10.80	0.31	(0.01)	0.30	(0.32)	10.78
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)	10.80
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (f)	(0.20)	12.35
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.83	0.20	(0.35)	(0.15)	(0.20)	10.48
Year Ended February 28, 2025	10.85	0.40	(0.02)	0.38	(0.40)	10.83
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)	10.85
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Class R6
Six Months Ended August 31, 2025 (Unaudited)	10.83	0.21	(0.35)	(0.14)	(0.21)	10.48
Year Ended February 28, 2025	10.84	0.40	— (f)	0.40	(0.41)	10.83
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)	10.84
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Municipal Bond Funds	August 31, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

(1.54)%	$250,523	0.66%	3.61%	0.93%	41%
3.46	246,032	0.66	3.46	0.93	71
5.44	248,803	0.66	3.50	0.94	55
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23

(1.75)	6,833	1.24	3.03	1.44	41
2.80	7,242	1.24	2.88	1.44	71
4.88	7,752	1.25	2.92	1.45	55
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23

(1.34)	261,508	0.44	3.82	0.67	41
3.61	264,191	0.44	3.67	0.68	71
5.71	225,434	0.44	3.73	0.69	55
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23

(1.32)	243,609	0.39	3.88	0.42	41
3.76	161,499	0.39	3.73	0.43	71
5.76	351,029	0.39	3.80	0.43	55
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Municipal Bond Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2025 (Unaudited)	$10.02	$0.14	$0.02	$0.16	$(0.13)	$10.05
Year Ended February 28, 2025	9.98	0.28	0.04	0.32	(0.28)	10.02
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)	9.98
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (f)	0.03	(0.04)	10.07
Class I
Six Months Ended August 31, 2025 (Unaudited)	10.01	0.14	0.02	0.16	(0.14)	10.03
Year Ended February 28, 2025	9.97	0.30	0.04	0.34	(0.30)	10.01
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)	9.97
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (f)	0.05	(0.06)	10.06

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

106

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.64%	$184,101	0.39%	2.68%	0.75%	27%
3.25	208,973	0.44	2.80	0.75	70
3.41	166,704	0.44	2.48	0.75	74
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71

1.65	2,245,601	0.19	2.87	0.50	27
3.46	1,972,600	0.24	3.00	0.50	70
3.66	1,573,798	0.24	2.72	0.50	74
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71

107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

108	J.P. Morgan Municipal Bond Funds	August 31, 2025

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$356,119	$—	$356,119
Short-Term Investments
Investment Companies	41,930	—	—	41,930
Total Investments in Securities	$41,930	$356,119	$—	$398,049
Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—	$7
Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—	$—	$(14)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7)	$—	$—	$(7)

National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,776,464	$—	$1,776,464

August 31, 2025	J.P. Morgan Municipal Bond Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
National Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$126,691	$—	$—	$126,691
Total Investments in Securities	$126,691	$1,776,464	$—	$1,903,155
Appreciation in Other Financial Instruments
Futures Contracts	$36	$—	$—	$36
Depreciation in Other Financial Instruments
Futures Contracts	$(70)	$—	$—	$(70)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(34)	$—	$—	$(34)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$377,780	$—	$377,780
Short-Term Investments
Investment Companies	15,824	—	—	15,824
Total Investments in Securities	$15,824	$377,780	$—	$393,604
Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—	$7
Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—	$—	$(14)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7)	$—	$—	$(7)

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$3	$—	$3
Municipal Bonds	—	743,339	—	743,339
Short-Term Investments
Investment Companies	65,598	—	—	65,598
Total Investments in Securities	$65,598	$743,342	$—	$808,940
Appreciation in Other Financial Instruments
Futures Contracts	$62	$—	$—	$62
Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—	$—	$(14)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$48	$—	$—	$48

110	J.P. Morgan Municipal Bond Funds	August 31, 2025

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$727,358	$—	$727,358
Short-Term Investments
Investment Companies	31,392	—	—	31,392
Total Investments in Securities	$31,392	$727,358	$—	$758,750
Appreciation in Other Financial Instruments
Futures Contracts	$13	$—	$—	$13
Depreciation in Other Financial Instruments
Futures Contracts	$(26)	$—	$—	$(26)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(13)	$—	$—	$(13)

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,063,861	$—	$2,063,861
Short-Term Investments
Investment Companies	358,854	—	—	358,854
Total Investments in Securities	$358,854	$2,063,861	$—	$2,422,715
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
California Tax Free Bond Fund, National Municipal Income Fund, New York Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOIs, if any.

August 31, 2025	J.P. Morgan Municipal Bond Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2025.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$36,833	$117,205	$112,108	$—	$—	$41,930	41,926	$447	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

112	J.P. Morgan Municipal Bond Funds	August 31, 2025

National Municipal Income Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$145,229	$413,712	$432,250	$—	$—	$126,691	126,678	$1,638	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

New York Tax Free Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$20,688	$127,180	$132,043	$— (c)	$(1)	$15,824	15,823	$305	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
(c)	Amount rounds to less than one thousand.

Short-Intermediate Municipal Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$21,444	$252,367	$208,213	$—	$—	$65,598	65,592	$634	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Tax Free Bond Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$57,116	$236,857	$262,580	$—	$(1)	$31,392	31,389	$664	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

August 31, 2025	J.P. Morgan Municipal Bond Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Ultra-Short Municipal Fund
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$217,364	$971,651	$830,160	$—	$(1)	$358,854	358,819	$2,857	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
F. Options —California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

114	J.P. Morgan Municipal Bond Funds	August 31, 2025

The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended August 31, 2025 (amounts in thousands, except for number of contracts):
	California Tax Free Bond Fund	National Municipal Income Fund	New York Tax Free Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Long	$4,783	$25,047	$4,945	$13,776	$19,833
Average Notional Balance Short	(3,192)	(16,429)	(3,277)	(3,192)	(6,140)
Ending Notional Balance Long	4,227	21,936	4,341	16,379	8,112
Ending Notional Balance Short	(4,372)	(22,670)	(4,488)	(4,372)	(8,401)
Exchange-Traded Options:
Average Number of Contracts Purchased	29	153	30	30	52
The Funds' derivatives contracts held at August 31, 2025 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2025, are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$2	$— (a)	$1	$1	$4
National Municipal Income Fund
Transfer agency fees	6	— (a)	4	6	16
New York Tax Free Bond Fund
Transfer agency fees	5	— (a)	2	1	8
Short-Intermediate Municipal Bond Fund
Transfer agency fees	2	— (a)	2	2	6
Tax Free Bond Fund
Transfer agency fees	6	1	2	1	10
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a	8	n/a	10

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

August 31, 2025	J.P. Morgan Municipal Bond Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2025, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

116	J.P. Morgan Municipal Bond Funds	August 31, 2025

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$1	$—
National Municipal Income Fund	3	—
New York Tax Free Bond Fund	1	1
Short-Intermediate Municipal Bond Fund	1	—
Tax Free Bond Fund	3	—
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.38 (1)	n/a	0.18 (1)	n/a

(1)	Prior to April 16, 2025, the contractual expense limitation was 0.45% and 0.25% for Class A and Class I, respectively.

August 31, 2025	J.P. Morgan Municipal Bond Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The expense limitation agreements were in effect for the six months ended August 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2026.
For the six months ended August 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
California Tax Free Bond Fund	$104	$69	$226	$399	$28	$—
National Municipal Income Fund	1,265	654	1,141	3,060	3	76
New York Tax Free Bond Fund	103	69	266	438	35	—
Short-Intermediate Municipal Bond Fund	396	264	391	1,051	—	—
Tax Free Bond Fund	49	33	557	639	—	—
Ultra-Short Municipal Fund	1,729	865	903	3,497	—	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2025 were as follows:

California Tax Free Bond Fund	$18
National Municipal Income Fund	64
New York Tax Free Bond Fund	12
Short-Intermediate Municipal Bond Fund	22
Tax Free Bond Fund	26
Ultra-Short Municipal Fund	101
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2025, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$139,763	$119,303
National Municipal Income Fund	548,314	576,308
New York Tax Free Bond Fund	157,518	143,432

118	J.P. Morgan Municipal Bond Funds	August 31, 2025

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Short-Intermediate Municipal Bond Fund	$134,642	$150,127
Tax Free Bond Fund	413,854	285,320
Ultra-Short Municipal Fund	721,205	537,999
During the six months ended August 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$400,961	$3,052	$5,971	$(2,919)
National Municipal Income Fund	1,908,632	23,695	29,206	(5,511)
New York Tax Free Bond Fund	398,667	1,904	6,974	(5,070)
Short-Intermediate Municipal Bond Fund	800,412	10,224	1,648	8,576
Tax Free Bond Fund	763,097	9,525	13,885	(4,360)
Ultra-Short Municipal Fund	2,414,451	8,865	601	8,264
At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$3,838	$13,814
National Municipal Income Fund	52,733	147,005
New York Tax Free Bond Fund	4,303	7,097
Short-Intermediate Municipal Bond Fund	16,461	47,380
Tax Free Bond Fund	18,930	48,574
Ultra-Short Municipal Fund	10,678	29,794
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$629	$15
National Municipal Income Fund	(342)	10,071
New York Tax Free Bond Fund	343	(304)
Short-Intermediate Municipal Bond Fund	231	370
Tax Free Bond Fund	516	1,362
Ultra-Short Municipal Fund	84	8
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
California Tax Free Bond Fund	$170
New York Tax Free Bond Fund	343
Tax Free Bond Fund	1,347

August 31, 2025	J.P. Morgan Municipal Bond Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	72.1%	1	10.6%
National Municipal Income Fund	1	60.8	1	16.4
New York Tax Free Bond Fund	1	70.4	—	—
Short-Intermediate Municipal Bond Fund	1	73.7	—	—
Tax Free Bond Fund	1	52.1	2	29.7
Ultra-Short Municipal Fund	1	86.7	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate

120	J.P. Morgan Municipal Bond Funds	August 31, 2025

securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Subsequent Events
At a meeting held on April 15, 2025, JPM I's Board approved the reorganization (the “Reorganization”) of National Municipal Income Fund into an exchange-traded fund, JPMorgan Municipal ETF (“JPM Municipal ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.
The Reorganization occurred as of the close of business on October 24, 2025 (the “Closing Date”). In connection with the Reorganization, each shareholder of the National Municipal Income Fund (except as noted below) received shares of JPM Municipal ETF equal in value to the number of shares of the National Municipal Income Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of JPM Municipal ETF, which cash payment may be taxable. Shareholders of the National Municipal Income Fund who did not hold their shares through a brokerage account that could accept shares of JPM Municipal ETF on the Closing Date had their National Municipal Income Fund shares liquidated, and such shareholders received cash equal in value to their National Municipal Income Fund shares, which cash payment may be taxable. Shareholders of the National Municipal Income Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their National Municipal Income Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their National Municipal Income Fund shares. JPM Municipal ETF has the identical investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the National Municipal Income Fund. Effective as of the close of business on October 24, 2025, National Municipal Income Fund ceased operations in connection with the consummation of the Reorganization.

August 31, 2025	J.P. Morgan Municipal Bond Funds	121

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-MUNIBOND-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan National Municipal Income Fund
JPMorgan Trust I held a special meeting of shareholders on July 30, 2025, for the purpose of approving a proposed reorganization pursuant to which the JPMorgan National Municipal Income Fund (the “Target Fund”) would combine with the JPMorgan Municipal ETF (the “Acquiring Fund”).
The results of the voting were as follows:
July 30, 2025 Meeting:

Dollar value of Votes Received (000’s)
For	105,428
Against	660
Abstain	4,021
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent possible, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the fifth, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the fourth, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. Broadridge did not calculate quintile rankings for Class R6 shares for the one-, three- and five-year periods due to the limited number of funds in the Universe. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the National Municipal Income Fund’s performance for Class A and Class I shares was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, fourth and fifth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A and Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A, Class I and Class R6 shares was in the fifth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Tax Free Bond Fund’s performance for Class A, Class I and Class R6 shares was in the fourth, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the first, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, concluded that the performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares were in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. Broadridge did not calculate quintile rankings for the Peer Group and Universe for Class R6 shares due to the limited number of funds in the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the National Municipal Income Fund’s net advisory fee for Class A and Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Class I shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for Class A and Class I shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A and Class I shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and fifth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles of the Peer Group and the Universe, respectively, and that the actual total expenses for Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 5, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 5, 2025